UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Audrey L. Cheng

Assistant Vice President of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-3202

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.2%

iShares iBoxx High Yield Corporate Bond	10,000	$856,400

Total Exchange-Traded Fund (Cost $850,739)		856,400

	Principal Amount
CORPORATE BONDS & NOTES - 45.6%

Basic Materials - 1.2%

Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	$2,000,000	1,933,061
Teck Resources Ltd (Canada) 6.000% due 08/15/40	1,500,000	1,552,500
Vale SA (Brazil) 5.625% due 09/11/42	750,000	795,375

		4,280,936

Communications - 5.4%

Alibaba Group Holding Ltd (China) 4.000% due 12/06/37	550,000	526,126
Amazon.com Inc 4.250% due 08/22/57 ~	1,000,000	1,000,029
AT&T Inc
4.900% due 08/14/37	1,600,000	1,616,761
5.250% due 03/01/37	1,000,000	1,059,632
Charter Communications Operating LLC
5.375% due 05/01/47	1,150,000	1,114,553
6.384% due 10/23/35	1,500,000	1,678,076
Sprint Corp 7.250% due 09/15/21	2,000,000	2,072,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,100,000	2,092,125
Tencent Holdings Ltd (China) 3.595% due 01/19/28 ~	1,650,000	1,581,152
Verizon Communications Inc
4.125% due 03/16/27	1,500,000	1,521,209
4.500% due 08/10/33	1,750,000	1,774,744
4.812% due 03/15/39	1,957,000	2,005,615
5.250% due 03/16/37	1,050,000	1,133,920

		19,176,442

Consumer, Cyclical - 7.8%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,225,362	2,249,953
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,113,202	1,108,660
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	1,500,000	1,465,629
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	1,856,260	1,841,206
3.600% due 03/22/29	1,720,058	1,705,953
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	737,825	741,514
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,647,592	1,713,413
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,594,869	1,626,607
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	357,012	354,353
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	1,500,000	1,545,000
General Motors Co 5.200% due 04/01/45	2,000,000	1,949,751

	Principal Amount	Value
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	$1,163,843	$1,166,986
Kohl’s Corp 5.550% due 07/17/45	1,000,000	971,338
Lennar Corp 6.250% due 12/15/21 ~	2,000,000	2,125,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	500,000	507,500
Nordstrom Inc 5.000% due 01/15/44	1,000,000	941,370
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	1,000,000	976,250
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	1,200,000	1,169,623
4.750% due 10/11/23	2,310,087	2,350,052
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,428,695	1,475,842

		27,986,000

Consumer, Non-Cyclical - 4.4%

Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	3,500,000	3,482,970
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 04/15/58 #	1,050,000	1,076,182
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	2,500,000	2,488,475
Campbell Soup Co 3.950% due 03/15/25	3,000,000	2,988,737
CHS/Community Health Systems Inc 5.125% due 08/01/21	1,000,000	935,000
MEDNAX Inc 5.250% due 12/01/23 ~	1,000,000	1,007,500
Mylan Inc 4.550% due 04/15/28 # ~	600,000	600,130
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	500,000	450,513
2.800% due 07/21/23	750,000	635,988
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	2,000,000	2,072,500

		15,737,995

Energy - 8.6%

Andeavor Logistics LP
5.200% due 12/01/47	600,000	591,974
5.250% due 01/15/25	2,000,000	2,035,800
Colonial Pipeline Co 4.250% due 04/15/48 ~	750,000	747,495
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	450,000	440,808
Concho Resources Inc 4.875% due 10/01/47	600,000	638,833
EnLink Midstream Partners LP 5.450% due 06/01/47	2,000,000	1,968,085
EQT Corp 3.900% due 10/01/27	1,600,000	1,535,392
EQT Midstream Partners LP 4.125% due 12/01/26	1,000,000	960,961
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	650,000	630,722
Kinder Morgan Inc 4.300% due 03/01/28	2,250,000	2,245,255
Marathon Oil Corp
4.400% due 07/15/27	1,150,000	1,169,058
5.200% due 06/01/45	1,500,000	1,580,591
MPLX LP 4.500% due 04/15/38	1,200,000	1,180,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Nabors Industries Inc 5.500% due 01/15/23	$300,000	$294,783
NuStar Logistics LP 5.625% due 04/28/27	425,000	413,313
ONEOK Inc 4.950% due 07/13/47	1,450,000	1,474,384
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25 ~	1,500,000	1,483,125
7.250% due 03/17/44	550,000	562,375
7.375% due 01/17/27	1,000,000	1,084,500
Petroleos Mexicanos (Mexico)
5.350% due 02/12/28 ~	1,000,000	985,000
6.350% due 02/12/48 ~	1,400,000	1,359,750
6.500% due 03/13/27	1,150,000	1,229,637
Sabine Pass Liquefaction LLC
4.200% due 03/15/28	800,000	788,894
5.000% due 03/15/27	900,000	935,100
Southwestern Energy Co 6.700% due 01/23/25	1,000,000	975,000
Summit Midstream Holdings LLC 5.500% due 08/15/22	1,000,000	980,000
Transcontinental Gas Pipe Line Co LLC 4.000% due 03/15/28 ~	350,000	342,247
Western Gas Partners LP 4.650% due 07/01/26	1,325,000	1,342,849
Williams Partners LP 4.850% due 03/01/48	900,000	892,829

		30,869,351

Financial - 12.3%

Ares Capital Corp
3.500% due 02/10/23	2,500,000	2,430,868
4.250% due 03/01/25	1,500,000	1,458,662
Bank of America Corp
4.183% due 11/25/27	1,000,000	992,611
4.200% due 08/26/24	3,000,000	3,043,972
4.250% due 10/22/26	2,500,000	2,518,639
Citigroup Inc
4.400% due 06/10/25	1,250,000	1,273,625
4.600% due 03/09/26	2,400,000	2,464,442
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,236,111
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	750,000	711,761
High Street Funding Trust I 4.111% due 02/15/28 ~	600,000	604,008
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	1,000,000	959,690
Jefferies Finance LLC 7.375% due 04/01/20 ~	1,000,000	1,015,000
JPMorgan Chase & Co 4.125% due 12/15/26	2,500,000	2,515,386
Kilroy Realty LP REIT 3.450% due 12/15/24	600,000	582,753
Morgan Stanley 5.000% due 11/24/25	4,000,000	4,187,159
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,036,226
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,001,613
The Goldman Sachs Group Inc
3.272% due 09/29/25	1,500,000	1,444,475
3.500% due 11/16/26	5,000,000	4,819,396
UDR Inc REIT 2.950% due 09/01/26	1,500,000	1,382,720
Ventas Realty LP REIT 3.500% due 02/01/25	1,500,000	1,461,982

	Principal Amount	Value
Wells Fargo & Co
4.400% due 06/14/46	$1,500,000	$1,456,777
4.750% due 12/07/46	1,450,000	1,486,760
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,000,397

		44,085,033

Industrial - 2.0%

Allegion US Holding Co Inc 3.550% due 10/01/27	1,500,000	1,430,820
Masco Corp 7.750% due 08/01/29	650,000	824,002
Novelis Corp
5.875% due 09/30/26 ~	1,000,000	987,500
6.250% due 08/15/24 ~	1,000,000	1,027,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,520,175
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	750,000	737,587
Standard Industries Inc 4.750% due 01/15/28 ~	700,000	662,165

		7,189,749

Technology - 0.8%

Apple Inc 3.750% due 09/12/47	1,750,000	1,692,491
Dell International LLC 6.020% due 06/15/26 ~	950,000	1,024,130

		2,716,621

Utilities - 3.1%

Calpine Corp
5.250% due 06/01/26 ~	1,500,000	1,453,125
5.750% due 01/15/25	1,000,000	917,500
Edison International 4.125% due 03/15/28	1,000,000	1,007,708
Exelon Corp 5.100% due 06/15/45	2,000,000	2,233,210
FirstEnergy Corp 4.850% due 07/15/47	1,650,000	1,739,357
IPALCO Enterprises Inc 3.700% due 09/01/24	1,750,000	1,714,584
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	710,000
The Southern Co 3.250% due 07/01/26	1,200,000	1,141,596

		10,917,080

Total Corporate Bonds & Notes (Cost $164,824,822)		162,959,207

SENIOR LOAN NOTES - 19.1%

Basic Materials - 0.6%

Ineos US Finance LLC Term B 3.877% (USD LIBOR + 2.000%) due 03/31/24 §	997,500	1,001,552
PQ Corp Term B 4.291% (USD LIBOR + 2.500%) due 02/08/25 §	985,031	989,517

		1,991,069

Communications - 3.4%

Altice US Finance I Corp 4.127% (USD LIBOR + 2.250%) due 07/28/25 §	3,448,555	3,448,555
Avaya Inc Term B 6.536% (USD LIBOR + 4.750%) due 12/15/24 §	997,500	1,006,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Charter Communications Operating LLC Term B 3.880% (USD LIBOR + 2.000%) due 04/30/25 §	$399,000	$400,895
CSC Holdings LLC 4.036% (USD LIBOR + 2.250%) due 07/17/25 §	992,500	992,748
Frontier Communications Corp Term B1 5.630% (USD LIBOR + 3.750%) due 06/15/24 §	2,481,250	2,453,336
Level 3 Financing Inc Term B 4.111% (USD LIBOR + 2.250%) due 02/22/24 §	2,000,000	2,005,156
Sprint Communications Inc Term B 4.438% (USD LIBOR + 2.500%) due 02/02/24 §	1,980,000	1,982,784

		12,289,806

Consumer, Cyclical - 4.5%

BJ’s Wholesale Club Inc 5.191% (USD LIBOR + 3.500%) due 02/03/24 §	997,487	997,941
ClubCorp Club Operations Inc Term B 5.552% (USD LIBOR + 3.250%) due 09/18/24 §	1,468,902	1,480,182
Federal-Mogul Holdings Corp Term C 5.555% (USD LIBOR + 3.750%) due 04/15/21 §	760,589	766,214
HD Supply Inc Term B3 4.552% (USD LIBOR + 2.250%) due 08/13/21 §	942,908	950,127
Hilton Worldwide Finance LLC Term B2 3.872% (USD LIBOR + 2.000%) due 10/25/23 §	1,713,992	1,725,289
Las Vegas Sands LLC Term B 3.627% (USD LIBOR + 1.750%) due 03/27/25 §	2,917,367	2,924,661
New Red Finance Inc Term B3 (Canada) 4.294% (USD LIBOR + 2.250%) due 02/16/24 §	2,730,171	2,736,428
Nexeo Solutions LLC 5.266% (USD LIBOR + 3.250%) due 06/09/23 §	982,600	995,189
SeaWorld Parks & Entertainment Inc Term B5 5.302% (USD LIBOR + 3.000%) due 03/31/24 §	1,987,462	1,982,701
Univar Inc Term B 4.377% (USD LIBOR + 2.500%) due 07/01/24 §	1,421,912	1,432,687

		15,991,419

Consumer, Non-Cyclical - 1.7%

Albertsons LLC Term B4 4.627% (USD LIBOR + 2.750%) due 08/25/21 §	2,558,202	2,533,331
Community Health Systems Inc Term G 4.734% (USD LIBOR + 2.750%) due 12/31/19 §	1,000,000	977,500
Jaguar Holding Co II 4.600% (USD LIBOR + 2.500%) due 08/18/22 §	243,125	244,219
US Foods Inc Term B 4.377% (USD LIBOR + 2.500%) due 06/27/23 §	2,456,250	2,476,548

		6,231,598

Energy - 0.4%

Arch Coal Inc Term B 5.127% (USD LIBOR + 3.250%) due 03/07/24 §	1,488,722	1,499,575

	Principal Amount	Value
Financial - 1.5%

Hub International Ltd Term B 4.839% (USD LIBOR + 3.000%) due 10/02/20 §	$1,939,441	$1,951,563
Realogy Corp Term B 3.961% (USD LIBOR + 2.250%) due 02/08/25 §	574,374	578,610
USI Inc 5.302% (USD LIBOR + 3.000%) due 05/16/24 §	2,487,500	2,498,072
VICI Properties 1 LLC Term B 3.854% (USD LIBOR + 2.000%) due 12/20/24 §	477,273	479,427

		5,507,672

Industrial - 3.6%

Avolon SARL Term B2 (Luxembourg) 4.072% (USD LIBOR + 2.250%) due 04/03/22 §	1,985,000	1,988,998
BWAY Holding Co Term B 4.958% (USD LIBOR + 3.250%) due 04/03/24 §	744,375	748,950
Circor International Inc 5.240% (USD LIBOR + 3.500%) due 12/11/24 §	997,500	1,001,657
Flex Acquisition Co Inc 4.695% (USD LIBOR + 3.000%) due 12/29/23 §	992,500	998,393
Proampac PG Borrower LLC 5.303% (USD LIBOR + 3.500%) due 11/18/23 §	2,474,937	2,500,719
Reynolds Group Holdings Inc 4.627% (USD LIBOR + 2.750%) due 02/05/23 §	2,573,019	2,589,100
TransDigm Inc
Term E
4.627% (USD LIBOR + 2.750%) due 05/14/22 §	971,321	976,026
Term F
4.773% (USD LIBOR + 2.750%) due 06/09/23 §	1,939,874	1,949,573

		12,753,416

Technology - 2.3%

First Data Corp 4.122% (USD LIBOR + 2.250%) due 07/08/22 §	1,832,384	1,837,078
Kronos Inc Term B 4.880% (USD LIBOR + 3.000%) due 11/01/23 §	992,500	999,262
ON Semiconductor Corp 3.877% (USD LIBOR + 2.000%) due 03/31/23 §	852,092	857,577
Sensata Technologies BV Term B (Netherlands) 3.500% (USD LIBOR + 1.750%) due 10/14/21 §	926,951	934,675
Solera LLC Term B 4.627% (USD LIBOR + 2.750%) due 03/03/23 §	2,435,076	2,443,638
Tempo Acquisition LLC 4.877% (USD LIBOR + 3.000%) due 05/01/24 §	997,488	1,003,099

		8,075,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Utilities - 1.1%

Calpine Construction Finance Co LP Term B 4.377% (USD LIBOR + 2.500%) due 01/15/25 §	$997,500	$1,001,508
Talen Energy Supply LLC Term B1 5.877% (USD LIBOR + 4.000%) due 07/15/23 §	1,483,766	1,465,219
TEX Operations Co LLC
Term B
4.377% (USD LIBOR + 2.500%) due 08/04/23 §	1,206,161	1,215,810
Term C
4.377% (USD LIBOR + 2.500%) due 08/04/23 §	214,286	216,000

		3,898,537

Total Senior Loan Notes (Cost $68,023,187)		68,238,421

MORTGAGE-BACKED SECURITIES - 0.8%

Fannie Mae - 0.4%

2.500% due 04/01/33	1,500,000	1,469,067

Freddie Mac - 0.4%

2.500% due 04/01/33	1,500,000	1,468,206

Total Mortgage-Backed Securities (Cost $2,924,063)		2,937,273

ASSET-BACKED SECURITIES - 20.3%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	1,964,177
ALM XII CLO Ltd (Cayman)
3.322% (USD LIBOR + 1.600%) due 04/16/27 § ~	1,200,000	1,201,943
3.772% (USD LIBOR + 2.050%) due 04/16/27 § ~	800,000	800,194
American Express Credit Account Master Trust
2.157% (USD LIBOR + 0.380%) due 02/18/25 §	375,000	377,857
2.350% due 05/15/25	1,000,000	979,232
AmeriCredit Automobile Receivables Trust
1.980% due 12/20/21	500,000	494,789
2.240% due 06/19/23	650,000	640,682
2.300% due 02/18/22	1,250,000	1,233,048
2.400% due 05/18/22	900,000	891,031
2.690% due 06/19/23	700,000	690,969
2.710% due 08/18/22	750,000	741,291
Apidos CLO XV (Cayman) 2.845% (USD LIBOR + 1.100%) due 10/20/25 § ~	603,152	603,152
Atrium CLO XI (Cayman) 2.885% (USD LIBOR + 1.140%) due 10/23/25 § ~	750,000	750,577
BA Credit Card Trust 2.700% due 07/17/23	1,500,000	1,497,868
Babson CLO Ltd (Cayman) 3.284% (USD LIBOR + 1.550%) due 01/18/25 § ~	1,000,000	1,000,000
Birchwood Park CLO Ltd (Cayman) 2.900% (USD LIBOR + 1.180%) due 07/15/26 § ~	850,000	850,421

	Principal Amount	Value
BlueMountain CLO Ltd (Cayman) 2.862% (USD LIBOR + 1.140%) due 10/15/26 § ~	$1,500,000	$1,502,132
Capital Auto Receivables Asset Trust
2.110% due 03/22/21	400,000	396,392
3.090% due 08/22/22 ~	900,000	901,350
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.745% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,551,965
CIFC Funding Ltd CLO (Cayman)
2.941% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,000,000	1,989,720
3.721% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,250,000	1,242,581
Citibank Credit Card Issuance Trust
1.800% due 09/20/21	2,000,000	1,976,592
1.920% due 04/07/22	1,500,000	1,477,930
2.150% due 07/15/21	1,500,000	1,492,070
2.535% (USD LIBOR + 0.770%) due 05/14/29 §	4,000,000	4,044,507
Dryden 31 Senior Loan Fund (Cayman) 3.753% (USD LIBOR + 1.400%) due 04/18/31 § # µ	800,000	800,000
Ford Credit Auto Owner Trust
1.730% due 03/15/22	400,000	389,496
2.350% due 04/15/23	1,500,000	1,474,013
2.360% due 03/15/29 ~	3,000,000	2,918,608
3.190% due 07/15/31 ~	3,500,000	3,493,784
Navient Student Loan Trust
2.472% (USD LIBOR + 0.600%) due 06/25/65 § ~	200,046	200,298
2.592% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	2,006,809
Oak Hill Credit Partners X Ltd CLO (Cayman) 2.875% (USD LIBOR + 1.130%) due 07/20/26 § ~	1,500,000	1,502,048
OCP CLO Ltd (Cayman) 2.573% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,000,000	999,766
Octagon Investment Partners 25 Ltd CLO (Cayman) 3.104% (USD LIBOR + 1.200%) due 10/20/26 § ~	1,000,000	1,000,946
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	2,400,000	2,360,582
Regatta IV Funding Ltd CLO 2.765% (USD LIBOR + 1.020%) due 07/25/26 § ~	1,000,000	1,000,785
Santander Drive Auto Receivables Trust
2.080% due 02/16/21	650,000	648,519
2.100% due 06/15/21	1,000,000	995,585
2.630% due 07/15/22	1,150,000	1,144,769
2.660% due 11/15/21	500,000	499,003
2.960% due 03/15/24	900,000	896,164
SLM Private Credit Student Loan Trust 2.415% (USD LIBOR + 0.290%) due 06/15/39 §	1,954,131	1,923,002
SLM Student Loan Trust 2.295% (USD LIBOR + 0.550%) due 10/25/64 § ~	2,000,000	1,986,080
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	1,000,000	970,563
2.677% (USD LIBOR + 0.900%) due 09/15/34 § ~	2,500,000	2,534,300
2.700% due 05/15/31 ~	1,473,747	1,453,746
2.820% due 10/15/35 ~	2,100,000	2,055,229
2.880% due 09/15/34 ~	2,500,000	2,462,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
3.227% (USD LIBOR + 1.450%) due 02/17/32 § ~	$4,950,000	$976,445
3.500% due 02/15/36 ~	1,200,000	1,202,880
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	489,673
Verizon Owner Trust
1.420% due 01/20/21 ~	400,000	396,908
2.060% due 09/20/21 ~	1,000,000	990,500
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	750,000	740,087
Washington Mill CLO Ltd (Cayman) 2.965% (USD LIBOR + 1.220%) due 04/20/26 § ~	500,000	500,553

Total Asset-Backed Securities (Cost $72,600,069)		72,306,390

U.S. GOVERNMENT AGENCY ISSUES - 1.9%

Fannie Mae 1.875% due 09/18/18	3,500,000	3,498,243
Freddie Mac 1.250% due 10/02/19	3,250,000	3,203,138

Total U.S. Government Agency Issues (Cost $6,760,508)		6,701,381

U.S. TREASURY OBLIGATIONS - 8.5%

U.S. Treasury Bonds - 1.4%

2.250% due 08/15/46	1,950,000	1,675,943
2.500% due 02/15/45	500,000	455,670
2.500% due 02/15/46	1,500,000	1,362,521
2.500% due 05/15/46	1,750,000	1,587,960

		5,082,094

U.S. Treasury Notes - 7.1%

1.125% due 04/30/20	2,000,000	1,952,087
1.250% due 07/31/23	2,750,000	2,566,210
1.375% due 06/30/23	1,650,000	1,551,824
1.375% due 08/31/23	2,000,000	1,876,237
1.500% due 10/31/19	2,500,000	2,470,795
1.625% due 07/31/20	2,000,000	1,967,878
1.625% due 02/15/26	1,500,000	1,383,189
1.625% due 05/15/26	2,000,000	1,838,716

	Principal Amount	Value
1.875% due 10/31/22	$1,500,000	$1,457,005
2.000% due 10/31/21	3,000,000	2,951,553
2.125% due 12/31/21	3,000,000	2,962,187
2.125% due 12/31/22	2,500,000	2,451,300

		25,428,981

Total U.S. Treasury Obligations (Cost $31,219,836)		30,511,075

FOREIGN GOVERNMENT BONDS & NOTES - 2.9%

Chile Government (Chile) 2.250% due 10/30/22	2,000,000	1,921,000
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,500,000	1,481,187
Mexico Government (Mexico)
3.750% due 01/11/28	2,590,000	2,507,768
4.350% due 01/15/47	1,000,000	916,380
Province of British Columbia (Canada) 2.000% due 10/23/22	1,500,000	1,446,453
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	1,968,518

Total Foreign Government Bonds & Notes (Cost $10,568,285)		10,241,306

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $4,005,775; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $4,089,660)	4,005,650	4,005,650

Total Short-Term Investment (Cost $4,005,650)		4,005,650

TOTAL INVESTMENTS - 100.4% (Cost $361,777,159)		358,757,103

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,592,792)

NET ASSETS - 100.0%		$357,164,311

Notes to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$856,400	$856,400	$-	$-
	Corporate Bonds & Notes	162,959,207	-	162,959,207	-
	Senior Loan Notes	68,238,421	-	68,238,421	-
	Mortgage-Backed Securities	2,937,273	-	2,937,273	-
	Asset-Backed Securities	72,306,390	-	72,306,390	-
	U.S. Government Agency Issues	6,701,381	-	6,701,381	-
	U.S. Treasury Obligations	30,511,075	-	30,511,075	-
	Foreign Government Bonds & Notes	10,241,306	-	10,241,306	-
	Short-Term Investment	4,005,650	-	4,005,650	-

	Total	$358,757,103	$856,400	$357,900,703	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financial - 0.2%

Citigroup Capital XIII 8.137% (USD LIBOR + 6.370%) due 10/30/40 §	47,050	$1,279,289
GMAC Capital Trust I 7.624% (USD LIBOR + 5.785%) due 02/15/40 §	149,256	3,877,671

		5,156,960

Total Preferred Stocks (Cost $4,909,083)		5,156,960

	Principal Amount

CORPORATE BONDS & NOTES - 33.3%

Basic Materials - 1.3%

Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	$2,330,000	2,504,750
Anglo American Capital PLC (United Kingdom) 3.625% due 09/11/24 ~	500,000	482,017
3.750% due 04/10/22 ~	2,830,000	2,823,553
4.000% due 09/11/27 ~	1,080,000	1,036,626
4.750% due 04/10/27 ~	1,380,000	1,397,204
ArcelorMittal (Luxembourg) 6.500% due 02/25/22	740,000	804,750
7.250% due 10/15/39	740,000	878,750
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	371,688
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	1,077,000	1,113,126
5.700% due 05/30/41	730,000	832,563
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	214,000	212,788
5.000% due 09/30/43	1,220,000	1,413,057
6.750% due 10/19/75 ~	4,750,000	5,343,750
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,440,000	2,426,880
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	560,000	555,618
4.000% due 03/27/27 ~	5,010,000	4,842,318
4.125% due 05/30/23 ~	380,000	382,919
LyondellBasell Industries NV 5.000% due 04/15/19	431,000	437,614
6.000% due 11/15/21	490,000	529,253
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,800,000	2,765,070
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	659,827
Southern Copper Corp (Peru) 5.250% due 11/08/42	6,630,000	6,944,993
6.750% due 04/16/40	600,000	742,094
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	2,485,000	2,935,282
Westlake Chemical Corp 4.875% due 05/15/23	840,000	865,200
Yamana Gold Inc (Canada) 4.625% due 12/15/27 ~	1,810,000	1,784,584

		45,086,274

	Principal Amount	Value
Communications - 3.3%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	$1,244,340
6.650% due 11/15/37	70,000	91,418
Altice France SA (France) 6.250% due 05/15/24 ~	370,000	350,113
7.375% due 05/01/26 ~	3,900,000	3,729,375
Amazon.com Inc 3.150% due 08/22/27 ~	2,710,000	2,618,142
3.875% due 08/22/37 ~	1,310,000	1,304,850
4.050% due 08/22/47 ~	1,720,000	1,714,667
4.950% due 12/05/44	2,190,000	2,473,086
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	3,300,000	3,413,462
AT&T Inc 3.000% due 02/15/22	260,000	256,950
3.000% due 06/30/22	260,000	255,505
3.400% due 05/15/25	7,480,000	7,214,646
3.875% due 08/15/21	110,000	112,006
3.900% due 08/14/27	4,270,000	4,304,722
4.350% due 06/15/45	1,615,000	1,478,977
4.450% due 05/15/21	390,000	403,708
4.900% due 08/14/37	2,060,000	2,081,580
5.300% due 08/14/58	1,160,000	1,172,406
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	1,390,000	1,350,309
CCO Holdings LLC 5.125% due 05/01/27 ~	1,120,000	1,066,128
CenturyLink Inc 5.625% due 04/01/20	370,000	374,162
6.150% due 09/15/19	1,000,000	1,030,000
Charter Communications Operating LLC 3.579% due 07/23/20	1,970,000	1,976,341
4.200% due 03/15/28	3,530,000	3,383,419
6.384% due 10/23/35	530,000	592,920
6.484% due 10/23/45	650,000	714,819
Comcast Corp 5.150% due 03/01/20	1,658,000	1,725,465
5.650% due 06/15/35	290,000	342,573
5.700% due 05/15/18	5,000,000	5,019,097
6.500% due 11/15/35	1,530,000	1,954,428
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	619,125
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	710,000	697,893
6.750% due 08/20/18	1,545,000	1,569,415
DISH DBS Corp 5.875% due 07/15/22	740,000	709,475
5.875% due 11/15/24	4,316,000	3,862,820
6.750% due 06/01/21	470,000	475,875
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	3,660,000	3,737,870
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,050,546
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	706,651
Netflix Inc 5.875% due 02/15/25	670,000	703,500
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	771,986
Sprint Capital Corp 8.750% due 03/15/32	2,080,000	2,178,800
Sprint Communications Inc 9.000% due 11/15/18 ~	85,000	87,763
Sprint Corp 7.625% due 02/15/25	2,530,000	2,495,212
7.875% due 09/15/23	130,000	133,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	$700,000	$697,375
4.738% due 03/20/25 ~	3,010,000	3,032,575
Telefonica Emisiones SAU (Spain) 4.103% due 03/08/27	1,980,000	1,980,354
5.134% due 04/27/20	2,020,000	2,098,975
5.877% due 07/15/19	350,000	363,089
Time Warner Cable LLC 5.500% due 09/01/41	250,000	248,834
5.875% due 11/15/40	1,470,000	1,537,993
6.750% due 06/15/39	1,050,000	1,197,348
7.300% due 07/01/38	1,620,000	1,942,690
8.250% due 04/01/19	5,445,000	5,715,275
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,290,323
Time Warner Inc 4.700% due 01/15/21	410,000	426,418
6.250% due 03/29/41	450,000	526,380
Verizon Communications Inc 2.625% due 08/15/26	2,770,000	2,532,704
2.946% due 03/15/22	530,000	521,423
3.376% due 02/15/25	2,938,000	2,890,653
3.500% due 11/01/24	410,000	406,260
3.850% due 11/01/42	730,000	644,246
4.125% due 03/16/27	7,580,000	7,687,177
4.522% due 09/15/48	1,450,000	1,400,281
4.600% due 04/01/21	2,110,000	2,200,703
5.500% due 03/16/47	250,000	277,616
Viacom Inc 3.875% due 04/01/24	610,000	608,003
4.250% due 09/01/23	620,000	629,733
West Corp 4.750% due 07/15/21 ~	150,000	152,625

		117,558,686

Consumer, Cyclical - 1.3%

American Axle & Manufacturing Inc 6.625% due 10/15/22	1,240,000	1,284,950
Beacon Escrow Corp 4.875% due 11/01/25 ~	680,000	651,100
BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	422,015
Daimler Finance North America LLC (Germany) 2.450% due 05/18/20 ~	380,000	374,678
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,322,159	2,569,120
Dollar Tree Inc 5.750% due 03/01/23	1,170,000	1,225,124
Ford Motor Co 4.750% due 01/15/43	530,000	484,258
Ford Motor Credit Co LLC 2.459% due 03/27/20	200,000	196,898
3.200% due 01/15/21	1,250,000	1,240,317
3.664% due 09/08/24	2,770,000	2,673,547
5.750% due 02/01/21	1,070,000	1,132,501
8.125% due 01/15/20	1,570,000	1,700,522
General Motors Co 5.150% due 04/01/38	440,000	439,383
6.250% due 10/02/43	570,000	627,186
General Motors Financial Co Inc 2.450% due 11/06/20	800,000	782,586
3.250% due 05/15/18	280,000	280,078
3.450% due 04/10/22	720,000	714,570
4.250% due 05/15/23	1,250,000	1,273,725
4.350% due 01/17/27	520,000	517,134
4.375% due 09/25/21	930,000	956,639
GLP Capital LP 5.375% due 04/15/26	2,162,000	2,199,835
Hilton Worldwide Finance LLC 4.875% due 04/01/27	1,940,000	1,923,025

	Principal Amount	Value
Lennar Corp 4.500% due 04/30/24	$1,160,000	$1,139,700
McDonald’s Corp 3.500% due 03/01/27	740,000	732,650
3.700% due 01/30/26	2,560,000	2,577,174
MGM Resorts International 6.625% due 12/15/21	800,000	865,000
NCL Corp Ltd 4.750% due 12/15/21 ~	2,880,000	2,916,000
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	1,170,000	1,119,924
Newell Brands Inc 3.150% due 04/01/21	1,810,000	1,794,300
3.850% due 04/01/23	2,040,000	2,037,617
4.200% due 04/01/26	1,590,000	1,576,576
QVC Inc 5.950% due 03/15/43	100,000	97,757
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,171,328
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	480,000	468,600
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	766,150
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,240,000	2,118,997

		44,050,964

Consumer, Non-Cyclical - 6.2%

Abbott Laboratories 3.750% due 11/30/26	2,550,000	2,539,373
4.750% due 11/30/36	1,300,000	1,402,612
4.900% due 11/30/46	2,180,000	2,395,537
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,578,431
Aetna Inc 2.800% due 06/15/23	540,000	519,287
Allergan Funding SCS 3.450% due 03/15/22	1,420,000	1,408,752
3.800% due 03/15/25	2,730,000	2,685,638
4.550% due 03/15/35	430,000	421,645
4.750% due 03/15/45	271,000	266,097
Altria Group Inc 4.750% due 05/05/21	2,980,000	3,115,617
9.250% due 08/06/19	3,330,000	3,610,022
Amgen Inc 2.125% due 05/01/20	420,000	412,815
3.625% due 05/22/24	590,000	594,522
4.663% due 06/15/51	289,000	299,801
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	2,520,000	2,501,531
3.300% due 02/01/23	2,880,000	2,883,828
3.650% due 02/01/26	1,450,000	1,442,945
4.900% due 02/01/46	6,230,000	6,733,594
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	6,320,000	6,143,169
4.000% due 04/13/28 #	2,680,000	2,714,677
5.000% due 04/15/20	1,360,000	1,416,104
5.375% due 01/15/20	2,300,000	2,406,904
Anthem Inc 2.950% due 12/01/22	490,000	478,050
3.125% due 05/15/22	3,300,000	3,258,377
3.350% due 12/01/24	560,000	544,239
3.650% due 12/01/27	1,360,000	1,316,568
3.700% due 08/15/21	220,000	222,635
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27 ~	7,780,000	7,454,966
4.540% due 08/15/47 ~	3,450,000	3,420,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Becton Dickinson & Co 3.363% due 06/06/24	$3,810,000	$3,670,616
3.734% due 12/15/24	993,000	977,352
4.685% due 12/15/44	740,000	746,476
Cardinal Health Inc 2.616% due 06/15/22	630,000	609,435
Catholic Health Initiatives 4.350% due 11/01/42	420,000	392,769
Celgene Corp
2.250% due 08/15/21	1,680,000	1,625,806
3.550% due 08/15/22	910,000	909,380
3.875% due 08/15/25	1,440,000	1,428,101
5.000% due 08/15/45	660,000	689,027
5.250% due 08/15/43	320,000	349,382
Centene Corp 4.750% due 05/15/22	1,000,000	1,017,500
4.750% due 01/15/25	970,000	948,175
6.125% due 02/15/24	1,270,000	1,324,864
Constellation Brands Inc 4.250% due 05/01/23	590,000	604,836
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,514,700
CVS Health Corp 2.750% due 12/01/22	4,660,000	4,488,902
3.350% due 03/09/21	1,210,000	1,217,187
3.700% due 03/09/23	1,930,000	1,938,062
3.875% due 07/20/25	1,278,000	1,268,201
4.100% due 03/25/25	2,180,000	2,196,793
4.300% due 03/25/28	12,230,000	12,329,821
5.050% due 03/25/48	180,000	189,677
5.125% due 07/20/45	1,440,000	1,540,900
CVS Pass-Through Trust 5.298% due 01/11/27 ~	557,017	576,429
6.036% due 12/10/28	2,686,917	2,904,083
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,435,589
2.589% due 11/02/23 ~	4,030,000	3,821,875
2.947% due 11/02/26 ~	1,730,000	1,608,614
DaVita Inc 5.000% due 05/01/25	120,000	116,286
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,579,516
Ecolab Inc 4.350% due 12/08/21	767,000	801,990
Eli Lilly & Co 3.100% due 05/15/27	1,310,000	1,278,782
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,080,000	1,099,118
5.875% due 01/31/22 ~	1,160,000	1,242,265
Gilead Sciences Inc 2.550% due 09/01/20	530,000	525,832
3.650% due 03/01/26	1,660,000	1,666,612
3.700% due 04/01/24	2,210,000	2,220,575
4.750% due 03/01/46	1,900,000	2,048,307
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,020,000	2,999,897
HCA Inc 5.000% due 03/15/24	70,000	70,875
5.250% due 06/15/26	230,000	233,565
5.500% due 06/15/47	420,000	406,875
5.875% due 03/15/22	2,120,000	2,239,250
5.875% due 05/01/23	2,090,000	2,168,375
7.500% due 02/15/22	980,000	1,079,225
Humana Inc 3.150% due 12/01/22	970,000	958,786
3.950% due 03/15/27	860,000	857,858
4.625% due 12/01/42	1,090,000	1,100,202
4.800% due 03/15/47	130,000	134,385
4.950% due 10/01/44	610,000	644,048

	Principal Amount	Value
Johnson & Johnson 3.625% due 03/03/37	$1,810,000	$1,802,864
Kraft Heinz Foods Co 3.000% due 06/01/26	2,070,000	1,912,898
3.500% due 06/06/22	970,000	969,757
3.950% due 07/15/25	1,110,000	1,106,249
4.375% due 06/01/46	1,350,000	1,234,775
5.000% due 07/15/35	1,120,000	1,163,398
5.000% due 06/04/42	560,000	563,095
5.200% due 07/15/45	340,000	346,247
5.375% due 02/10/20	1,219,000	1,269,311
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,401,187
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,110,000	2,083,330
Medtronic Inc 3.125% due 03/15/22	430,000	430,447
3.500% due 03/15/25	5,680,000	5,679,818
Merck & Co Inc 2.750% due 02/10/25	1,510,000	1,456,014
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	503,259
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	3,988,957
Philip Morris International Inc 1.875% due 11/01/19	3,730,000	3,679,861
2.500% due 08/22/22	2,560,000	2,477,396
2.500% due 11/02/22	2,670,000	2,579,928
2.900% due 11/15/21	1,460,000	1,447,015
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	974,000	974,482
5.850% due 08/15/45	1,090,000	1,277,696
8.125% due 06/23/19	1,220,000	1,295,219
Spectrum Brands Inc 5.750% due 07/15/25	800,000	820,000
Tenet Healthcare Corp 8.125% due 04/01/22	430,000	449,888
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	780,000	691,367
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	1,230,000	1,158,403
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	700,000	677,046
2.200% due 07/21/21	4,200,000	3,784,313
2.800% due 07/21/23	300,000	254,395
3.150% due 10/01/26	280,000	225,035
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	1,981,374
United Rentals North America Inc 4.875% due 01/15/28	420,000	406,350
5.500% due 07/15/25	1,350,000	1,387,125
5.500% due 05/15/27	2,000,000	2,020,000
UnitedHealth Group Inc 2.700% due 07/15/20	1,600,000	1,593,220
2.875% due 12/15/21	1,130,000	1,120,206
3.750% due 07/15/25	820,000	830,918
3.875% due 10/15/20	2,610,000	2,663,696
5.700% due 10/15/40	10,000	12,371
5.800% due 03/15/36	860,000	1,054,728
Valeant Pharmaceuticals International 9.250% due 04/01/26 ~	520,000	519,350
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	310,000	297,213
5.875% due 05/15/23 ~	450,000	401,063
6.500% due 03/15/22 ~	470,000	487,037
7.000% due 03/15/24 ~	1,330,000	1,391,512
7.500% due 07/15/21 ~	3,540,000	3,579,825
9.000% due 12/15/25 ~	1,060,000	1,057,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	$680,000	$679,223
2.900% due 10/21/19 ~	2,380,000	2,381,514

		216,553,171

Energy - 5.1%

Anadarko Petroleum Corp 4.850% due 03/15/21	1,160,000	1,206,688
5.550% due 03/15/26	580,000	633,805
6.600% due 03/15/46	2,070,000	2,607,732
8.700% due 03/15/19	5,485,000	5,771,946
Apache Corp 3.250% due 04/15/22	492,000	487,080
4.250% due 01/15/44	2,240,000	2,058,550
4.750% due 04/15/43	1,000,000	995,539
6.000% due 01/15/37	1,010,000	1,145,229
6.900% due 09/15/18	5,000,000	5,095,343
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	58,157
BP Capital Markets PLC (United Kingdom) 3.119% due 05/04/26	3,490,000	3,379,530
3.216% due 11/28/23	3,640,000	3,609,649
3.506% due 03/17/25	870,000	868,837
3.561% due 11/01/21	220,000	223,266
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	1,370,000	1,364,863
Chesapeake Energy Corp 5.750% due 03/15/23	600,000	543,750
6.125% due 02/15/21	210,000	212,100
8.000% due 12/15/22 ~	235,000	248,806
Chevron Corp 2.954% due 05/16/26	4,380,000	4,215,763
CNOOC Finance LLC (China) 3.500% due 05/05/25	6,220,000	6,018,858
Concho Resources Inc 4.375% due 01/15/25	1,050,000	1,065,601
ConocoPhillips 6.500% due 02/01/39	860,000	1,129,905
Continental Resources Inc 4.375% due 01/15/28 ~	880,000	859,100
Devon Energy Corp 3.250% due 05/15/22	2,510,000	2,482,976
5.000% due 06/15/45	3,330,000	3,546,632
5.600% due 07/15/41	170,000	191,741
5.850% due 12/15/25	3,650,000	4,149,838
Ecopetrol SA (Colombia) 5.875% due 05/28/45	5,710,000	5,651,187
Energy Transfer Partners LP 4.500% due 11/01/23	520,000	527,114
5.875% due 03/01/22	1,770,000	1,890,038
Ensco PLC 8.000% due 01/31/24	1,315,000	1,275,550
Enterprise Products Operating LLC 5.481% (USD LIBOR + 3.708%) due 08/01/66 §	3,000,000	3,011,426
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,416,814
Exxon Mobil Corp 3.043% due 03/01/26	2,840,000	2,785,887
4.114% due 03/01/46	1,250,000	1,320,644
Halliburton Co 3.800% due 11/15/25	3,250,000	3,268,090
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	3,037,621
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	750,000	750,858
3.500% due 09/01/23	1,410,000	1,382,610
6.850% due 02/15/20	2,180,000	2,316,965
Kinder Morgan Inc 4.300% due 03/01/28	760,000	758,397
5.000% due 02/15/21 ~	1,720,000	1,787,180
5.300% due 12/01/34	1,029,000	1,058,779

	Principal Amount	Value
MEG Energy Corp (Canada) 7.000% due 03/31/24 ~	$340,000	$282,200
MPLX LP 4.000% due 03/15/28	190,000	187,593
4.500% due 04/15/38	2,070,000	2,036,519
4.700% due 04/15/48	3,660,000	3,596,633
4.875% due 12/01/24	1,670,000	1,752,775
4.875% due 06/01/25	1,190,000	1,243,723
Noble Energy Inc 3.850% due 01/15/28	1,900,000	1,870,597
4.950% due 08/15/47	930,000	971,035
5.250% due 11/15/43	1,270,000	1,359,023
6.000% due 03/01/41	200,000	229,399
Oasis Petroleum Inc 6.875% due 03/15/22	660,000	671,048
Occidental Petroleum Corp 3.000% due 02/15/27	1,510,000	1,448,211
3.125% due 02/15/22	1,350,000	1,355,230
3.400% due 04/15/26	1,890,000	1,870,322
4.100% due 02/15/47	2,110,000	2,099,074
4.400% due 04/15/46	600,000	627,120
4.625% due 06/15/45	1,280,000	1,362,354
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25 ~	13,551,000	13,398,551
6.250% due 03/17/24	8,580,000	9,077,640
7.375% due 01/17/27	1,440,000	1,561,680
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,636,333
6.000% due 03/05/20	1,273,000	1,329,330
6.375% due 01/23/45	520,000	506,740
6.625% due 06/15/35	160,000	165,709
6.875% due 08/04/26	3,110,000	3,412,603
QEP Resources Inc 6.875% due 03/01/21	1,830,000	1,948,950
Range Resources Corp 4.875% due 05/15/25	180,000	167,850
5.000% due 03/15/23	4,040,000	3,893,752
5.875% due 07/01/22	90,000	90,900
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,109,629
Sanchez Energy Corp 6.125% due 01/15/23	450,000	330,469
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	2,570,000	2,564,893
4.000% due 12/21/25 ~	1,960,000	1,995,157
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	51,353
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	2,090,000	2,015,118
4.000% due 05/10/46	900,000	906,333
4.375% due 03/25/20	4,150,000	4,276,510
4.375% due 05/11/45	2,050,000	2,179,921
4.550% due 08/12/43	1,200,000	1,307,174
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	4,560,000	4,669,363
The Williams Cos Inc 7.500% due 01/15/31	5,935,000	7,251,828
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	2,290,000	2,820,450
Western Gas Partners LP 4.650% due 07/01/26	990,000	1,003,336
Williams Partners LP 5.250% due 03/15/20	910,000	943,280
WPX Energy Inc 6.000% due 01/15/22	60,000	61,950
8.250% due 08/01/23	290,000	326,250

		180,376,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Financial - 11.7%

ABN AMRO Bank NV (Netherlands) 2.450% due 06/04/20 ~	$810,000	$798,107
4.750% due 07/28/25 ~	2,220,000	2,278,586
AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	2,590,000	2,606,750
4.500% due 05/15/21	1,010,000	1,035,137
5.000% due 10/01/21	875,000	911,360
Ally Financial Inc 7.500% due 09/15/20	32,000	34,680
Ambac Assurance Corp 5.100% due 06/07/20 ~	111,048	147,694
Ambac LSNI LLC (Cayman) 6.811% (USD LIBOR + 5.000%) due 02/12/23 § ~	533,857	540,530
American Express Credit Corp 2.375% due 05/26/20	1,930,000	1,905,321
American International Group Inc 3.750% due 07/10/25	2,610,000	2,572,657
Bank of America Corp 2.600% due 01/15/19	1,045,000	1,046,154
3.004% due 12/20/23 ~	8,404,000	8,245,749
3.300% due 01/11/23	3,190,000	3,183,432
3.419% due 12/20/28 ~	9,774,000	9,367,256
3.500% due 04/19/26	5,410,000	5,317,728
3.550% due 03/05/24	3,370,000	3,381,410
3.593% due 07/21/28	1,290,000	1,253,554
4.000% due 04/01/24	2,280,000	2,330,740
4.125% due 01/22/24	9,345,000	9,622,664
4.200% due 08/26/24	4,930,000	5,002,261
4.450% due 03/03/26	660,000	674,944
5.000% due 01/21/44	3,310,000	3,734,628
5.650% due 05/01/18	2,070,000	2,075,237
6.100% due 03/17/25	1,370,000	1,443,637
6.250% due 09/05/24	2,990,000	3,173,436
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	1,130,000	1,106,345
BNP Paribas SA (France) 4.625% due 03/13/27 ~	1,110,000	1,129,058
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,431,647
Brighthouse Financial Inc 4.700% due 06/22/47 ~	2,780,000	2,553,190
Chubb INA Holdings Inc 2.300% due 11/03/20	950,000	935,852
3.350% due 05/03/26	1,190,000	1,170,962
CIT Group Inc 5.250% due 03/07/25	930,000	954,478
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,353,430
4.400% due 06/10/25	4,900,000	4,992,609
4.450% due 09/29/27	7,030,000	7,116,634
4.650% due 07/30/45	3,761,000	4,016,043
4.750% due 05/18/46	440,000	448,071
5.300% due 05/06/44	240,000	263,960
5.500% due 09/13/25	4,580,000	4,971,109
5.900% due 02/15/23	670,000	692,612
5.950% due 01/30/23	1,820,000	1,875,783
5.950% due 05/15/25	7,040,000	7,245,920
6.300% due 05/15/24	3,900,000	4,075,500
6.625% due 06/15/32	480,000	585,811
6.675% due 09/13/43	580,000	753,033
8.125% due 07/15/39	200,000	303,210
Commonwealth Bank of Australia (Australia) 3.900% due 07/12/47 ~	3,370,000	3,277,535
5.000% due 10/15/19 ~	1,060,000	1,092,527

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands) 2.250% due 01/14/20	$1,230,000	$1,214,374
4.375% due 08/04/25	3,980,000	4,024,067
4.625% due 12/01/23	5,690,000	5,935,859
4.750% due 01/15/20 ~	2,140,000	2,203,811
5.250% due 08/04/45	870,000	979,370
11.000% due 06/30/19 ~	4,830,000	5,299,766
Credit Agricole SA (France) 2.500% due 04/15/19 ~	1,280,000	1,276,053
8.375% due 10/13/19 ~	5,180,000	5,568,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	450,039
4.875% due 05/15/45	5,980,000	6,361,355
GE Capital International Funding Co 2.342% due 11/15/20	13,485,000	13,190,754
3.373% due 11/15/25	3,577,000	3,458,941
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 05/14/18 §	398,000	339,096
HSBC Bank USA NA 4.875% due 08/24/20	1,750,000	1,812,336
7.000% due 01/15/39	3,840,000	5,378,427
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	8,230,000	8,270,176
4.250% due 03/14/24	3,300,000	3,320,390
4.250% due 08/18/25	4,560,000	4,528,609
6.250% due 03/23/23 §	3,390,000	3,440,850
6.375% due 09/17/24 §	1,080,000	1,096,200
6.500% due 03/23/28 §	3,390,000	3,462,037
ING Bank NV (Netherlands) 2.500% due 10/01/19 ~	1,130,000	1,122,831
5.800% due 09/25/23 ~	5,370,000	5,809,076
International Lease Finance Corp 5.875% due 08/15/22	910,000	978,595
8.625% due 01/15/22	1,940,000	2,263,851
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	2,100,000	2,030,914
3.375% due 01/12/23 ~	1,040,000	1,016,054
3.875% due 07/14/27 ~	3,090,000	2,923,053
5.017% due 06/26/24 ~	10,270,000	10,139,063
JPMorgan Chase & Co 2.550% due 03/01/21	600,000	590,645
3.875% due 09/10/24	4,840,000	4,833,961
4.250% due 10/15/20	3,230,000	3,324,471
4.250% due 10/01/27	870,000	881,757
4.350% due 08/15/21	690,000	714,876
4.500% due 01/24/22	2,310,000	2,402,447
4.950% due 06/01/45	3,380,000	3,659,451
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	375,958
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	380,000	376,148
Lloyds Banking Group PLC (United Kingdom) 3.574% due 11/07/28	630,000	595,395
4.375% due 03/22/28	760,000	768,600
4.500% due 11/04/24	3,000,000	3,026,369
MetLife Inc 4.750% due 02/08/21	2,370,000	2,473,678
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	1,590,000	1,569,442
Morgan Stanley 5.500% due 07/24/20	350,000	367,783
Navient Corp 8.000% due 03/25/20	3,380,000	3,599,700
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,196,606
Nuveen Finance LLC 2.950% due 11/01/19 ~	370,000	369,194

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Quicken Loans Inc 5.750% due 05/01/25 ~	$1,250,000	$1,253,125
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	640,000	633,717
Royal Bank of Canada (Canada) 2.150% due 10/26/20	1,670,000	1,634,013
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	6,260,000	6,373,724
6.000% due 12/19/23	4,240,000	4,520,575
6.100% due 06/10/23	3,870,000	4,111,676
6.125% due 12/15/22	1,910,000	2,028,374
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	675,732
Santander UK PLC (United Kingdom) 2.375% due 03/16/20	990,000	976,443
Standard Chartered PLC (United Kingdom) 3.277% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,705,390
3.950% due 01/11/23 ~	310,000	305,622
5.700% due 03/26/44 ~	3,150,000	3,476,984
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,239,128
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	176,221
The Goldman Sachs Group Inc 3.500% due 11/16/26	2,430,000	2,342,226
3.850% due 07/08/24	1,690,000	1,698,403
4.250% due 10/21/25	4,270,000	4,293,726
4.750% due 10/21/45	3,400,000	3,640,486
5.150% due 05/22/45	3,480,000	3,756,579
5.250% due 07/27/21	2,570,000	2,722,697
5.750% due 01/24/22	400,000	432,931
5.950% due 01/15/27	1,733,000	1,939,183
6.000% due 06/15/20	6,360,000	6,732,694
6.250% due 02/01/41	6,880,000	8,728,528
6.750% due 10/01/37	2,145,000	2,688,306
UBS Group Funding Switzerland AG (Switzerland) 3.491% due 05/23/23 ~	5,620,000	5,556,846
4.125% due 09/24/25 ~	2,340,000	2,353,932
4.253% due 03/23/28 ~	4,190,000	4,222,870
Visa Inc 3.150% due 12/14/25	3,940,000	3,865,984
4.300% due 12/14/45	2,520,000	2,703,736
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 05/14/18 §	6,220,000	6,204,761
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,730,000	4,740,401
Wells Fargo & Co 3.000% due 10/23/26	3,850,000	3,607,025
3.450% due 02/13/23	2,330,000	2,299,439
4.300% due 07/22/27	8,710,000	8,767,304
4.400% due 06/14/46	1,650,000	1,602,454
4.600% due 04/01/21	6,240,000	6,480,103
4.650% due 11/04/44	1,600,000	1,614,798
4.750% due 12/07/46	2,550,000	2,614,647
4.900% due 11/17/45	3,920,000	4,111,946
5.375% due 11/02/43	2,030,000	2,256,908
5.606% due 01/15/44	1,567,000	1,797,686
Westpac Banking Corp (Australia) 2.300% due 05/26/20	340,000	335,162
2.600% due 11/23/20	1,960,000	1,936,210

		410,208,594

	Principal Amount	Value
Industrial - 1.8%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	$390,000	$408,712
Air 2 US 8.027% due 10/01/20 ~	244,083	251,558
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,404,866
Caterpillar Financial Services Corp 1.931% due 10/01/21	2,315,000	2,238,063
DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	654,000	622,117
5.000% due 08/01/24 ~	620,000	588,225
Eaton Corp 2.750% due 11/02/22	3,849,000	3,762,589
4.150% due 11/02/42	1,040,000	1,033,023
General Electric Co 3.150% due 09/07/22	1,369,000	1,349,200
4.375% due 09/16/20	396,000	406,208
4.500% due 03/11/44	2,610,000	2,570,828
4.650% due 10/17/21	98,000	102,492
5.300% due 02/11/21	1,378,000	1,445,302
5.500% due 01/08/20	260,000	270,459
5.875% due 01/14/38	450,000	523,969
6.000% due 08/07/19	2,786,000	2,888,509
6.150% due 08/07/37	317,000	377,358
6.875% due 01/10/39	3,306,000	4,284,157
Harris Corp 4.854% due 04/27/35	530,000	566,633
5.054% due 04/27/45	1,470,000	1,624,535
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,480,000
Lockheed Martin Corp 3.100% due 01/15/23	300,000	298,420
3.550% due 01/15/26	3,240,000	3,216,491
4.500% due 05/15/36	580,000	616,394
Northrop Grumman Corp 2.930% due 01/15/25	650,000	623,846
3.250% due 01/15/28	5,430,000	5,190,082
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	550,000	540,897
5.500% due 02/15/24 ~	890,000	865,525
Raytheon Co 3.125% due 10/15/20	1,680,000	1,690,428
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	270,000	272,957
5.750% due 10/15/20	959,417	972,609
6.875% due 02/15/21	478,222	485,395
The Boeing Co 4.875% due 02/15/20	5,560,000	5,798,953
United Parcel Service Inc 2.500% due 04/01/23	910,000	882,065
3.050% due 11/15/27	640,000	616,318
United Technologies Corp 4.500% due 04/15/20	2,630,000	2,719,350
4.500% due 06/01/42	540,000	548,847
Waste Management Inc 3.500% due 05/15/24	1,750,000	1,755,450
7.375% due 05/15/29	1,910,000	2,419,211
WestRock RKT Co 3.500% due 03/01/20	990,000	998,036
4.000% due 03/01/23	1,150,000	1,178,206

		61,888,283

Technology - 1.4%

Apple Inc 2.000% due 11/13/20	2,040,000	2,004,936
2.450% due 08/04/26	4,090,000	3,793,201
Broadcom Corp 3.125% due 01/15/25	1,610,000	1,523,415
3.875% due 01/15/27	240,000	233,629

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Dell International LLC 3.480% due 06/01/19 ~	$5,890,000	$5,917,913
4.420% due 06/15/21 ~	7,920,000	8,128,496
First Data Corp 5.000% due 01/15/24 ~	4,790,000	4,807,962
7.000% due 12/01/23 ~	270,000	284,512
Intel Corp 3.700% due 07/29/25	890,000	909,904
3.734% due 12/08/47 ~	729,000	710,386
Microsoft Corp 2.400% due 08/08/26	7,810,000	7,275,687
2.700% due 02/12/25	1,080,000	1,043,212
2.875% due 02/06/24	4,410,000	4,332,552
3.300% due 02/06/27	6,100,000	6,058,775
3.450% due 08/08/36	150,000	146,379
3.950% due 08/08/56	1,100,000	1,094,193
4.100% due 02/06/37	260,000	275,041

		48,540,193

Utilities - 1.2%

AES Corp 4.875% due 05/15/23	1,170,000	1,196,325
5.500% due 04/15/25	304,000	315,780
Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	748,054
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,363,229
3.950% due 08/15/47	440,000	413,922
FirstEnergy Corp
3.900% due 07/15/27	3,750,000	3,687,376
4.250% due 03/15/23	4,980,000	5,103,556
4.850% due 07/15/47	900,000	948,740
7.375% due 11/15/31	12,550,000	16,532,295
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	688,128
Pacific Gas & Electric Co 6.050% due 03/01/34	5,602,000	6,687,239
PacifiCorp 5.650% due 07/15/18	1,860,000	1,879,649
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,788,931

		42,353,224

Total Corporate Bonds & Notes (Cost $1,150,687,302)		1,166,615,741

SENIOR LOAN NOTES - 7.2%

Communications - 1.5%

Ancestry.com Operations Inc 5.130% (USD LIBOR + 3.250%) due 10/19/23 §	1,627,576	1,637,240
CBS Radio Inc Term B 4.623% (USD LIBOR + 2.750%) due 11/17/24 §	1,975,050	1,985,541
CenturyLink Inc Term B 4.627% (USD LIBOR + 2.750%) due 01/31/25 §	4,159,575	4,101,083
Charter Communications Operating LLC Term B 3.880% (USD LIBOR + 2.000%) due 04/30/25 §	5,746,040	5,773,334
CSC Holdings LLC 4.036% (USD LIBOR + 2.250%) due 07/17/25 §	815,793	815,997
Level 3 Financing Inc Term B 4.111% (USD LIBOR + 2.250%) due 02/22/24 §	4,810,000	4,822,400

	Principal Amount	Value
Numericable Group SA Term B12 (France) 4.720% (USD LIBOR + 3.000%) due 01/31/26 §	$4,995,480	$4,848,113
Sinclair Broadcast Group Inc Term B1 due 12/12/24 µ	4,570,000	4,599,111
Sprint Communications Inc Term B 4.438% (USD LIBOR + 2.500%) due 02/02/24 §	4,054,050	4,059,750
Unitymedia Finance LLC
Term B
4.027% (USD LIBOR + 2.250%) due 09/30/25 §	2,717,000	2,718,698
Term D
4.027% (USD LIBOR + 2.250%) due 01/15/26 §	2,750,000	2,749,571
Univision Communications Inc Term C5 4.627% (USD LIBOR + 2.750%) due 03/15/24 §	5,739,816	5,658,201
UPC Financing Partnership Term AR 4.277% (USD LIBOR + 2.500%) due 01/15/26 §	4,401,000	4,419,863
Virgin Media Bristol LLC 4.277% (USD LIBOR + 2.500%) due 01/15/26 §	3,609,388	3,631,947
Ziggo Secured Finance Partnership Term E 4.277% (USD LIBOR + 2.500%) due 04/15/25 §	2,496,000	2,481,179

		54,302,028

Consumer, Cyclical - 2.2%

Academy Ltd Term B 5.777% (USD LIBOR + 4.000%) due 07/01/22 §	2,743,721	2,199,551
Air Canada Term B (Canada) 3.984% (USD LIBOR + 2.000%) due 10/06/23 §	995,000	1,000,804
American Airlines Inc 3.777% (USD LIBOR + 2.000%) due 12/14/23 §	628,650	629,941
Term B
3.875% (USD LIBOR + 2.000%) due 06/26/20 §	3,844,043	3,854,372
American Axle & Manufacturing Inc Term B 4.130% (USD LIBOR + 2.250%) due 04/06/24 §	2,296,957	2,309,158
American Builders & Contractors Supply Co Inc Term B 4.377% (USD LIBOR + 2.500%) due 10/31/23 §	4,458,724	4,474,824
Aramark Services Inc Term B1 3.877% (USD LIBOR + 2.000%) due 03/11/25 §	3,062,325	3,091,671
Aristocrat Leisure Ltd (Australia) 3.745% (USD LIBOR + 2.000%) due 10/19/24 § µ	1,466,325	1,475,490
Term B2 3.745% (USD LIBOR + 2.000%) due 10/20/21 §	1,801,788	1,812,111
Beacon Roofing Supply Inc Term B 3.936% (USD LIBOR + 2.250%) due 01/02/25 §	4,706,000	4,734,758
Boyd Gaming Corp Term B3 4.236% (USD LIBOR + 2.500%) due 09/15/23 §	3,519,072	3,542,323
Caesars Resort Collection LLC Term B 4.627% (USD LIBOR + 2.750%) due 12/22/24 §	5,315,678	5,357,916
CCM Merger Inc Term B 4.627% (USD LIBOR + 2.750%) due 08/08/21 §	934,966	942,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
CityCenter Holdings LLC Term B 4.377% (USD LIBOR + 2.500%) due 04/18/24 §	$401,179	$403,467
CWGS Group LLC 4.703% (USD LIBOR + 3.000%) due 11/08/23 §	1,485,000	1,490,198
Four Seasons Hotels Ltd (Canada) 3.877% (USD LIBOR + 2.000%) due 11/30/23 §	1,984,925	1,996,798
Golden Nugget Inc 4.979% (USD LIBOR + 3.250%) due 10/04/23 §	4,456,614	4,499,789
Hilton Worldwide Finance LLC Term B2 3.872% (USD LIBOR + 2.000%) due 10/25/23 §	4,833,894	4,865,754
Lions Gate Entertainment Corp Term B due 03/24/25 µ	1,248,557	1,255,775
Michaels Stores Inc Term B1 4.589% (USD LIBOR + 2.750%) due 01/30/23 §	4,347,020	4,372,980
New Red Finance Inc Term B3 (Canada) 4.294% (USD LIBOR + 2.250%) due 02/16/24 §	4,751,663	4,762,554
Party City Holdings Inc Term B 4.487% (USD LIBOR + 2.750%) due 08/19/22 §	3,144,603	3,160,764
Petco Animal Supplies Inc Term B 4.772% (USD LIBOR + 3.000%) due 01/26/23 §	3,330,356	2,454,749
PetSmart Inc Term B2 4.680% (USD LIBOR + 3.000%) due 03/11/22 §	4,586,100	3,691,810
Scientific Games International Inc Term B5 4.722% (USD LIBOR + 2.750%) due 08/14/24 §	5,510,573	5,537,266
Station Casinos LLC Term B 4.380% (USD LIBOR + 2.500%) due 06/08/23 §	1,703,334	1,710,250

		75,627,343

Consumer, Non-Cyclical - 1.7%

Air Medical Group Holdings Inc Term B1 4.936% (USD LIBOR + 3.250%) due 04/28/22 §	3,838,384	3,859,077
Albertsons LLC
Term B4
4.627% (USD LIBOR + 2.750%) due 08/25/21 §	1,429,200	1,415,305
Term B6
4.956% (USD LIBOR + 3.000%) due 06/22/23 §	3,328,285	3,292,922
Brickman Group Ltd LLC 4.846% (USD LIBOR + 3.000%) due 12/18/20 §	1,076,212	1,084,283
Catalent Pharma Solutions Inc Term B 4.127% (USD LIBOR + 2.250%) due 05/20/24 §	4,453,152	4,477,275
Change Healthcare Holdings Inc Term B 4.627% (USD LIBOR + 2.750%) due 03/01/24 §	6,939,332	6,963,911
Dole Food Co Inc Term B 4.808% (USD LIBOR + 2.750%) due 04/06/24 §	651,698	653,786
HCA Inc Term B10 3.877% (USD LIBOR + 2.000%) due 03/07/25 § µ	3,181,237	3,208,411
Jaguar Holding Co II 4.600% (USD LIBOR + 2.500%) due 08/18/22 § µ	5,563,962	5,589,000

	Principal Amount	Value
MPH Acquisition Holdings LLC Term B 5.052% (USD LIBOR + 2.750%) due 06/07/23 §	$5,237,620	$5,268,721
Parexel International Corp Term B 4.627% (USD LIBOR + 2.750%) due 09/27/24 §	2,625,610	2,629,549
Post Holdings Inc Series A 3.880% (USD LIBOR + 2.000%) due 05/24/24 §	5,572,377	5,591,095
Prime Security Services Borrower LLC 4.627% (USD LIBOR + 2.750%) due 05/02/22 §	5,555,376	5,604,369
ServiceMaster Co Term B 4.377% (USD LIBOR + 2.500%) due 11/08/23 §	994,962	1,000,247
Trans Union LLC Term B3 3.877% (USD LIBOR + 2.000%) due 04/10/23 §	5,248,614	5,269,787
Valeant Pharmaceuticals International Inc Series F4 Term B (Canada) 5.240% (USD LIBOR + 3.500%) due 04/01/22 §	3,762,139	3,806,581

		59,714,319

Financial - 0.3%

Flying Fortress Inc Term B 4.052% (USD LIBOR + 1.750%) due 10/30/22 §	1,232,000	1,238,490
MGM Growth Properties Operating Partnership LP Term B 3.877% (USD LIBOR + 2.000%) due 04/25/23 § µ	5,536,878	5,556,949
RPI Finance Trust Term B6 4.302% (USD LIBOR + 2.000%) due 03/27/23 §	1,672,476	1,681,884
VICI Properties 1 LLC Term B 3.854% (USD LIBOR + 2.000%) due 12/20/24 §	2,291,364	2,301,707

		10,779,030

Industrial - 0.9%

Avolon SARL Term B2 (Luxembourg) 4.072% (USD LIBOR + 2.250%) due 04/03/22 §	6,089,696	6,101,961
Berry Global Inc Term Q 3.823% (USD LIBOR + 2.000%) due 10/01/22 §	5,757,759	5,787,895
BWAY Holding Co Term B 4.958% (USD LIBOR + 3.250%) due 04/03/24 §	498,744	501,809
Quikrete Holdings Inc 4.627% (USD LIBOR + 2.750%) due 11/15/23 § µ	4,979,370	5,007,379
Reynolds Group Holdings Inc 4.627% (USD LIBOR + 2.750%) due 02/05/23 §	5,571,738	5,606,561
Wrangler Buyer Corp Term B 4.877% (USD LIBOR + 3.000%) due 09/27/24 §	1,999,389	2,013,969
XPO Logistics Inc Term B 3.920% (USD LIBOR + 2.000%) due 02/24/25 §	5,925,942	5,954,463
Zebra Technologies Corp Term B 3.752% (USD LIBOR + 2.000%) due 10/27/21 §	1,326,687	1,335,670

		32,309,707

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Technology - 0.6%

Dell Inc
3.880% (USD LIBOR + 2.000%) due 09/07/23 §	$3,900,225	$3,908,759
Term A2
3.630% (USD LIBOR + 1.750%) due 09/07/21 §	1,973,125	1,974,595
First Data Corp 4.122% (USD LIBOR + 2.250%) due 07/08/22 §	2,916,192	2,923,663
4.122% (USD LIBOR + 2.250%) due 04/26/24 §	3,883,364	3,894,082
MA Finance Co LLC Term B3 4.627% (USD LIBOR + 2.750%) due 06/21/24 §	72,357	71,663
ON Semiconductor Corp 3.877% (USD LIBOR + 2.000%) due 03/31/23 §	3,090,544	3,110,438
Seattle Spinco Inc Term B3 4.627% (USD LIBOR + 2.750%) due 06/21/24 §	488,643	488,766
Western Digital Corp Term B3 3.877% (USD LIBOR + 2.000%) due 04/29/23 §	3,946,560	3,974,928

		20,346,894

Utilities - 0.0%

TEX Operations Co LLC
Term B
4.377% (USD LIBOR + 2.500%) due 08/04/23 §	271,143	273,312
Term C
4.377% (USD LIBOR + 2.500%) due 08/04/23 §	48,171	48,556

		321,868

Total Senior Loan Notes (Cost $255,980,474)		253,401,189

MORTGAGE-BACKED SECURITIES - 40.3%

Collateralized Mortgage Obligations - Commercial - 6.0%

Banc of America Commercial Mortgage Trust 5.578% due 04/10/49 §	1,324,818	881,014
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 3.218% due 04/14/33 ~	150,000	148,060
BBCCRE Trust 4.563% due 08/10/33 § ~	9,930,000	8,625,228
BENCHMARK Mortgage Trust 3.666% due 01/15/51	9,290,000	9,406,496
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	211,418	125,438
CD Mortgage Trust 3.431% due 08/15/50	3,890,000	3,866,811
5.688% due 10/15/48	550,000	274,658
CD Mortgage Trust (IO) 1.326% due 05/10/50 §	32,223,866	2,766,580
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	160,559
Citigroup Commercial Mortgage Trust 4.017% due 10/10/47	2,610,000	2,652,679
5.482% due 10/15/49	710,172	683,704
6.187% due 12/10/49 §	680,000	434,146
Cold Storage Trust 3.027% (USD LIBOR + 1.250%) due 04/15/36 § ~	7,270,000	7,331,174

	Principal Amount	Value
Commercial Mortgage Trust 2.987% due 04/12/35 § ~	$880,000	$863,893
4.300% due 10/10/46	510,000	530,736
4.762% due 10/10/46 §	450,000	466,861
4.833% due 08/15/45 § ~	2,390,000	2,293,206
5.079% due 10/10/46 §	220,000	220,432
5.079% due 10/10/46 § ~	510,000	373,039
Commercial Mortgage Trust (IO) 1.883% due 10/15/45 §	26,741,314	1,860,901
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	4,753,245	3,917,862
5.869% due 09/15/40 §	754,403	733,541
6.279% due 06/15/38 §	720,905	426,875
Credit Suisse European Mortgage Capital (Ireland) 2.843% due 12/03/20 ~ ±	GBP 6,445,178	8,861,738
4.110% due 12/03/20 ~ ±	2,122,430	2,918,216
Credit Suisse Mortgage Trust 3.881% due 11/15/37 ~	$780,000	802,358
3.953% due 09/15/37 ~	1,800,000	1,840,334
4.373% due 09/15/37 ~	3,800,000	3,412,151
7.397% (USD LIBOR + 5.620%) due 07/15/32 § ~	7,500,000	7,492,477
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 § ~	3,400,000	2,054,141
Fannie Mae - Aces 3.136% due 11/25/27 §	630,000	622,029
Fannie Mae - Aces (IO) 0.370% due 10/25/24 §	110,397,069	2,220,957
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.712% due 01/25/24 §	91,737,386	3,317,994
1.037% due 04/25/20 §	14,514,050	250,858
1.521% due 10/25/21 §	1,340,598	59,232
1.591% due 07/25/21 §	6,180,927	272,210
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	492,188
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	58,041,320	382,376
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	7,220,000	3,796,712
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	266,668	236,262
Government National Mortgage Association 3.366% due 03/16/57 §	3,806,857	3,686,960
Government National Mortgage Association (IO) 0.467% due 01/16/53 §	86,408,497	2,736,125
0.837% due 11/16/55 §	33,964,458	1,595,236
GS Mortgage Securities Corp II 3.777% due 05/10/50 §	3,880,000	3,938,119
4.014% due 05/10/50 §	550,000	551,989
GS Mortgage Securities Corp Trust 3.721% due 02/10/37 ~	2,940,000	2,992,225
GS Mortgage Securities Trust 3.469% due 11/10/50	3,710,000	3,696,581
4.327% due 02/10/48 §	2,680,000	2,622,974
4.422% due 11/10/48 § ~	3,400,000	2,175,690
4.654% due 10/10/48 §	3,970,000	4,016,369
4.765% due 08/10/46 § ~	730,000	555,598
5.161% due 11/10/46 §	1,070,000	1,129,854
5.622% due 11/10/39	1,638,472	1,546,087
5.826% due 08/10/45 §	1,842,944	1,867,744
JP Morgan Chase Commercial Mortgage Securities Trust 5.327% (USD LIBOR + 3.550%) due 08/15/27 § ~	720,000	721,249
5.411% due 05/15/47	6,200,000	4,556,602
5.438% due 01/15/49 ~	10,060,000	2,420,478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
5.502% due 06/12/47 §	$6,325,000	$5,244,007
5.503% due 01/15/49 §	6,940,000	1,669,720
5.640% due 02/12/49 §	1,419,112	1,028,147
5.845% due 02/15/51 §	86,338	84,798
8.001% (USD LIBOR + 6.225%) due 10/15/19 § ~	1,900,000	1,912,326
JPMBB Commercial Mortgage Securities Trust 3.914% due 11/15/47 §	2,960,000	3,044,674
4.423% due 11/15/47 §	4,295,000	4,294,586
4.618% due 08/15/48 §	3,100,000	3,171,771
4.882% due 01/15/47 §	510,000	534,763
5.081% due 11/15/45 §	950,000	990,129
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	8,204,345	8,131,579
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	1,536,305	1,175,680
5.450% due 08/12/48 § ~	193,978	148,444
5.945% due 09/12/49 §	2,009,458	1,659,693
Morgan Stanley Bank of America Merrill Lynch Trust 3.536% due 11/15/52	8,090,000	8,094,288
3.720% due 12/15/49	3,710,000	3,770,237
Morgan Stanley Capital I Trust 5.438% due 03/15/44	193,330	193,572
One Market Plaza Trust 3.614% due 02/10/32 ~	9,330,000	9,421,219
Rosslyn Portfolio Trust 2.538% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,890,000	3,903,664
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	4,171,578	4,098,699
Wells Fargo Commercial Mortgage Trust 3.250% due 02/15/48 ~	5,670,000	3,489,256
3.500% due 07/15/46 ~	620,000	415,359
3.848% due 05/15/48 §	3,700,000	3,573,813
4.102% due 05/15/48 §	4,325,000	3,880,780
WFRBS Commercial Mortgage Trust 3.995% due 06/15/46 § ~	1,750,000	1,593,240
4.204% due 11/15/47 §	3,830,000	3,746,863
4.723% due 03/15/47 §	340,000	355,223
WFRBS Commercial Mortgage Trust (IO) 1.123% due 03/15/47 §	10,360,184	468,065
1.434% due 06/15/45 § ~	2,808,534	128,772

		209,109,373

Collateralized Mortgage Obligations - Residential - 9.7%

Adjustable Rate Mortgage Trust 2.372% (USD LIBOR + 0.500%) due 03/25/36 §	511,160	270,193
3.412% due 10/25/35 §	4,814,749	4,500,602
Alternative Loan Trust 6.000% due 03/25/27	87,067	90,198
6.000% due 05/25/36	3,910,197	3,157,125
6.500% due 09/25/34	89,622	90,770
6.500% due 09/25/36	1,932,948	1,600,018
12.823% (16.940% - USD LIBOR) due 06/25/35 §	4,910,229	5,633,670
21.114% (28.600% - USD LIBOR) due 07/25/36 §	1,390,648	2,027,253
BCAP LLC Trust 2.021% due 03/28/37 § ~	6,551,817	6,361,655
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.801% (USD LIBOR + 0.180%) due 08/25/47 § ~	505,122	421,487
2.118% (USD LIBOR + 0.400%) due 01/25/36 § ~	7,406	7,210

	Principal Amount	Value
2.172% (USD LIBOR + 0.300%) due 08/25/35 § ~	$8,568	$8,463
2.362% (USD LIBOR + 0.290%) due 10/25/35 § ~	21,548	21,112
Citigroup Mortgage Loan Trust 3.705% due 04/25/37 §	1,093,237	998,733
6.500% due 10/25/36 ~	2,069,473	1,574,918
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	1,399,106	1,360,966
5.750% due 02/25/37	6,131,793	5,195,538
Credit Suisse Mortgage Trust 1.821% (USD LIBOR + 0.200%) due 06/27/46 § ~	20,730,754	17,866,054
3.510% due 01/27/36 § ~	12,525,946	11,102,588
Fannie Mae 2.222% (USD LIBOR + 0.350%) due 05/25/34 §	538,499	539,108
4.000% due 04/25/40 - 07/25/40	31,685,101	32,570,973
5.500% due 04/25/42	3,938,469	4,271,516
6.000% due 05/25/42	1,402,821	1,568,637
6.500% due 06/25/39 - 07/25/42	3,041,611	3,428,402
7.000% due 05/25/42	578,302	670,292
Fannie Mae (IO) 1.363% due 08/25/55 §	1,781,361	92,087
1.369% due 10/25/35	524,340	34,469
1.542% due 04/25/36	368,336	30,649
1.619% due 08/25/44 §	5,053,132	265,407
3.000% due 11/25/26 - 09/25/32	10,947,967	974,547
3.500% due 07/25/28 - 11/25/41	4,272,724	696,552
4.000% due 11/25/41	3,700,596	771,850
4.279% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	13,596,312	2,134,189
4.500% due 11/25/39	471,609	98,292
4.609% (6.480% - USD LIBOR) due 04/25/40 §	786,167	133,183
4.729% (6.600% - USD LIBOR) due 07/25/42 §	637,928	112,484
4.779% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	2,461,235	318,842
5.000% due 01/25/38 - 01/25/39	1,073,243	216,519
5.000% due 01/25/39 §	282,237	65,173
5.500% due 01/25/39 §	269,092	50,674
6.000% due 01/25/38 - 07/25/38	1,200,330	260,333
13.456% due 12/25/36	1,553,475	145,630
14.072% due 07/25/36	438,091	39,211
15.404% due 12/25/36	987,166	67,256
Fannie Mae (PO) 0.417% due 03/25/42	160,220	144,989
0.533% due 03/25/42	96,132	84,613
Fannie Mae Connecticut Avenue Securities 6.872% (USD LIBOR + 5.000%) due 11/25/24 §	5,400,056	6,074,395
7.122% (USD LIBOR + 5.250%) due 10/25/23 §	2,610,000	3,044,123
Freddie Mac 2.777% (USD LIBOR + 1.000%) due 02/15/32 §	78,937	80,848
3.500% due 10/15/37	2,700,000	2,675,129
4.000% due 12/15/39	7,897,484	8,153,020
5.000% due 02/15/30 - 03/15/35	12,848,047	13,671,813
6.000% due 05/15/36	2,480,358	2,726,134
Freddie Mac (IO) 0.250% due 01/15/38 §	148,884	1,175
1.623% due 04/15/41 §	2,691,440	109,350
3.000% due 12/15/31	1,116,005	109,590
3.500% due 06/15/27 - 04/15/43	6,738,396	794,906
4.000% due 04/15/43	961,970	131,892
4.173% (5.950% - USD LIBOR) due 10/15/41 §	2,081,277	303,877
4.223% (6.000% - USD LIBOR) due 05/15/44 §	8,102,506	1,308,274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
4.253% (6.030% - USD LIBOR) due 09/15/37 §	$1,532,073	$214,553
4.273% (6.050% - USD LIBOR) due 08/15/39 §	1,490,462	186,714
4.423% (6.200% - USD LIBOR) due 05/15/39 §	1,219,931	120,919
4.453% (6.230% - USD LIBOR) due 01/15/40 §	320,221	44,768
4.473% (6.250% - USD LIBOR) due 09/15/42 §	1,338,028	178,674
4.513% (6.290% - USD LIBOR) due 11/15/36 §	548,673	77,452
Freddie Mac Structured Agency Credit Risk Debt Notes 5.122% (USD LIBOR + 3.250%) due 07/25/29 §	17,670,000	19,087,403
6.372% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	4,175,056
6.822% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,864,231
11.222% (USD LIBOR + 9.350%) due 04/25/28 §	2,874,518	3,826,932
Government National Mortgage Association 1.925% (USD LIBOR + 0.350%) due 08/20/58 §	15,770,000	15,650,598
2.075% (USD LIBOR + 0.500%) due 03/20/61 §	2,370,894	2,376,310
2.631% (USD LIBOR + 1.000%) due 05/20/60 §	531,465	539,040
2.750% due 03/20/48	2,100,000	2,050,781
4.500% due 10/20/39	8,200,296	8,489,328
5.000% due 07/20/39	3,000,000	3,189,964
Government National Mortgage Association (IO) 0.822% due 11/20/42 §	395,717	13,203
3.500% due 04/20/27 - 05/20/43	5,271,981	517,807
3.778% (5.600% - USD LIBOR) due 08/20/44 §	2,289,742	312,405
4.000% due 04/16/45	1,868,954	385,854
4.314% (6.100% - USD LIBOR) due 08/16/42 §	1,241,485	197,290
4.364% (6.150% - USD LIBOR) due 06/16/43 §	2,375,308	262,349
4.414% (6.200% - USD LIBOR) due 10/16/42 §	1,678,203	280,045
4.658% (6.480% - USD LIBOR) due 04/20/40 §	204,644	29,189
4.678% (6.500% - USD LIBOR) due 03/20/39 §	237,697	11,780
4.728% (6.550% - USD LIBOR) due 06/20/40 §	3,117,466	533,655
4.814% (6.600% - USD LIBOR) due 04/16/42 §	3,210,535	682,962
4.828% (6.650% - USD LIBOR) due 01/20/40 §	268,469	27,096
5.000% due 10/20/44	9,867,926	2,167,848
GSMPS Mortgage Loan Trust 2.222% (USD LIBOR + 0.350%) due 03/25/35 § ~	1,029,667	969,876
GSMSC Resecuritization Trust 2.231% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	11,893,508
GSR Mortgage Loan Trust 3.554% due 07/25/35 §	380,846	369,388
Impac CMB Trust 2.392% (USD LIBOR + 0.520%) due 11/25/35 §	3,029,730	2,508,587
IndyMac IMSC Mortgage Loan Trust 2.052% (USD LIBOR + 0.180%) due 07/25/47 §	6,718,143	5,094,986

	Principal Amount	Value
IndyMac INDX Mortgage Loan Trust 2.132% (USD LIBOR + 0.260%) due 06/25/35 §	$1,969,168	$1,877,213
JP Morgan Mortgage Trust 3.500% due 04/25/48 § ~	18,025,000	17,765,891
3.754% due 08/25/35 §	1,141,792	1,151,850
Lehman Mortgage Trust 2.622% (USD LIBOR + 0.750%) due 12/25/35 §	5,441,865	4,397,248
6.000% due 05/25/37	1,231,203	1,239,227
MASTR Adjustable Rate Mortgages Trust 3.626% due 04/21/34 §	1,211,458	1,246,175
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,526,803	1,521,028
Merrill Lynch Mortgage Investors Trust 3.188% due 06/25/35 §	2,067,570	2,066,753
Morgan Stanley Mortgage Loan Trust 3.356% due 07/25/35 §	1,480,010	1,387,190
3.624% due 07/25/34 §	548,411	544,944
Morgan Stanley Resecuritization Trust 1.911% (US FED + 0.710%) due 12/26/46 § ~	26,705,193	20,569,792
1.971% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	3,979,782
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	2,079,810	2,117,610
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	7,541,941	7,705,285
Nomura Resecuritization Trust 2.201% (US FED + 1.000%) due 08/26/46 § ~	5,855,041	4,874,156
RAAC Trust 6.000% due 09/25/34	23,414	23,480
RBSSP Resecuritization Trust 4.163% due 12/26/35 § ~	41,194	41,286
Residential Asset Securitization Trust 2.372% (USD LIBOR + 0.500%) due 07/25/36 §	577,061	480,875
6.000% due 08/25/36	1,312,797	1,176,791
Structured Adjustable Rate Mortgage Loan Trust 3.599% due 05/25/36 §	2,641,809	2,437,831
3.690% due 08/25/36 §	7,125,404	6,509,635
WaMu Mortgage Pass-Through Certificates Trust 2.751% due 10/25/36 §	1,338,236	1,239,401
3.337% due 09/25/33 §	188,239	193,872
3.396% due 07/25/37 §	3,479,764	3,251,740
Washington Mutual Mortgage Pass-Through Certificates Trust 1.983% (US FED + 0.700%) due 01/25/47 §	6,909,551	5,590,224
6.000% due 07/25/36	704,397	582,982
Wells Fargo Mortgage Loan Trust 3.754% due 08/27/35 § ~	648,704	654,156
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	841,828	827,065

		338,042,989

Fannie Mae - 10.8%

2.500% due 01/01/28 - 02/01/28	2,350,869	2,321,651
2.810% due 04/01/25	120,000	118,546
3.000% due 04/01/33 - 04/01/48	136,645,370	134,023,173
3.500% due 04/01/33 - 03/01/57	59,215,838	59,395,148
4.000% due 10/01/42 - 02/01/56	61,689,584	63,664,202
4.500% due 04/01/23 - 04/01/56	79,385,839	83,483,020
5.000% due 07/01/33 - 04/01/48	27,955,509	30,025,359
5.500% due 04/01/37 - 11/01/38	1,915,843	2,100,260

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
6.000% due 04/01/33 - 08/01/37	$556,466	$626,681
6.500% due 05/01/40	2,498,861	2,790,775
7.000% due 02/01/39	1,244,446	1,399,004

		379,947,819

Freddie Mac - 6.3%

3.000% due 01/01/47 - 04/01/48	23,468,862	22,926,357
3.500% due 10/01/42 - 04/01/48	45,364,225	45,534,187
4.000% due 10/01/25 - 04/01/48	113,615,551	116,729,907
4.500% due 07/01/23 - 05/01/47	21,236,087	22,472,376
5.000% due 12/01/35 - 11/01/41	6,433,660	6,938,338
5.500% due 08/01/37 - 12/01/38	1,720,579	1,894,002
6.000% due 10/01/36 - 11/01/39	4,405,660	4,941,823
6.500% due 09/01/39	771,827	869,794
7.000% due 03/01/39	364,634	404,253

		222,711,037

Government National Mortgage Association - 7.5%

2.189% (USD LIBOR + 0.626%) due 08/20/60 §	751,629	762,496
3.000% due 11/20/47 - 04/01/48	61,850,648	60,829,956
3.500% due 10/20/47 - 04/01/48	19,872,234	20,075,893
4.000% due 08/20/47 - 04/01/48	55,811,626	57,374,680
4.500% due 01/20/40 - 04/01/48	100,925,363	105,071,947
5.000% due 01/15/40 - 11/20/40	11,189,465	11,985,638
5.500% due 06/15/36	453,300	499,885
6.000% due 06/20/35 - 03/20/42	6,081,665	6,785,622
6.500% due 10/20/37	684,745	789,367

		264,175,484

Total Mortgage-Backed Securities (Cost $1,410,611,038)		1,413,986,702

ASSET-BACKED SECURITIES - 5.4%

Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Certificates 2.967% (USD LIBOR + 1.095%) due 09/25/34 §	14,391,866	12,662,168
Asset-Backed Pass-Through Certificates 2.562% (USD LIBOR + 0.690%) due 04/25/34 §	632,588	636,064
Bayview Opportunity Master Fund IVa Trust 3.000% due 03/28/57 § ~	7,780,097	7,698,541
Bear Stearns Asset-Backed Securities Trust 3.012% (USD LIBOR + 1.140%) due 09/25/34 §	139,926	140,521
CIT Mortgage Loan Trust 3.372% (USD LIBOR + 1.500%) due 10/25/37 § ~	17,500,000	17,909,001
Citigroup Mortgage Loan Trust 1.942% (USD LIBOR + 0.070%) due 05/25/37 §	239,888	173,863
Citigroup Mortgage Loan Trust Inc 2.022% (USD LIBOR + 0.150%) due 08/25/36 §	73,349	73,445
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,180,000	9,045,678
Credit Suisse Mortgage Trust 3.097% due 07/25/57 § ~	9,880,000	9,611,076
Credit-Based Asset Servicing & Securitization LLC 2.652% (USD LIBOR + 0.780%) due 07/25/33 §	903,271	859,950
Hertz Vehicle Financing II LP 3.290% due 02/25/24 ~	3,850,000	3,813,308
3.560% due 10/25/21 ~	9,620,000	9,622,382
5.330% due 09/25/21 ~	10,344,000	10,342,031
JGWPT XXXIII LLC 3.500% due 06/15/77 ~	6,433,024	6,328,598

	Principal Amount	Value
Manufactured Housing Contract Trust Pass-Through Certificates 4.944% (Auction Rate + 0.000%) due 02/20/32 §	$250,000	$250,182
5.088% (Auction Rate + 0.000%) due 03/13/32 §	1,075,000	1,075,753
National Collegiate Student Loan Trust 2.722% (USD LIBOR + 0.850%) due 03/25/38 §	18,681,965	12,958,051
Navient Student Loan Trust 2.672% (USD LIBOR + 0.800%) due 07/26/66 § ~	6,695,381	6,748,197
2.922% (USD LIBOR + 1.050%) due 07/26/66 § ~	3,780,000	3,872,689
Origen Manufactured Housing Contract Trust 3.535% due 10/15/37 §	8,843,262	8,604,362
4.072% due 04/15/37 §	5,070,657	4,784,742
RAMP Trust 2.142% (USD LIBOR + 0.270%) due 10/25/36 §	4,182,000	4,128,289
2.487% (USD LIBOR + 0.615%) due 11/25/35 §	108,102	108,419
Saxon Asset Securities Trust 2.562% (USD LIBOR + 0.690%) due 05/25/35 §	1,315,695	1,318,780
SBA Small Business Investment Cos 2.518% due 09/10/27	2,700,388	2,662,907
3.187% due 03/10/28	2,460,000	2,460,257
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	2,334,786	2,294,042
SLM Student Loan Trust 1.895% (USD LIBOR + 0.150%) due 03/25/44 §	38,550,000	37,226,575
2.875% (USD LIBOR + 0.750%) due 03/15/33 § ~	3,632,930	3,601,561

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 ~	13	3,943,985

	Principal Amount

Structured Asset Investment Loan Trust 2.872% (USD LIBOR + 1.000%) due 10/25/33 §	$1,762,028	1,748,957
United States Small Business Administration 2.840% due 04/01/37	1,294,154	1,267,092
Vantage Data Centers Issuer LLC 4.072% due 02/16/43 ~	2,517,900	2,543,932

Total Asset-Backed Securities (Cost $184,416,500)		190,515,398

U.S. GOVERNMENT AGENCY ISSUES - 1.8%

Fannie Mae
2.382% due 10/09/19	22,680,000	21,879,590
6.625% due 11/15/30	15,850,000	21,714,151
Financing Corp
2.091% due 12/06/18	5,350,000	5,274,707
2.185% due 11/02/18	12,210,000	12,054,845

Total U.S. Government Agency Issues (Cost $60,035,992)		60,923,293

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 4.6%

U.S. Treasury Bonds - 3.0%

3.000% due 05/15/47	$1,250,000	$1,253,664
3.000% due 02/15/48	3,600,000	3,613,228
3.750% due 11/15/43	87,310,000	99,552,978

		104,419,870

U.S. Treasury Inflation Protected Securities - 1.2%

0.125% due 07/15/26 ^	10,473,306	10,059,998
0.625% due 02/15/43 ^	2,867,241	2,699,721
0.750% due 02/15/42 ^	13,029,509	12,673,538
0.875% due 02/15/47 ^	6,231,705	6,175,632
2.125% due 02/15/40 ^	5,033,530	6,346,638
2.125% due 02/15/41 ^	2,930,999	3,717,109

		41,672,636

U.S. Treasury Notes - 0.4%

2.125% due 03/31/24	9,490,000	9,214,139
2.250% due 12/31/24	1,690,000	1,644,358
2.500% due 01/31/25	5,240,000	5,178,756
2.750% due 02/15/28	550,000	549,940

		16,587,193

Total U.S. Treasury Obligations (Cost $164,484,349)		162,679,699

FOREIGN GOVERNMENT BONDS & NOTES - 6.9%

Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	4,960,000	4,784,788
Argentina POM Politica Monetaria (Argentina) 27.250% (ARS Reference + 0.000%) due 06/21/20 §	ARS 14,990,000	793,208
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	142,410,000	7,110,597
21.200% due 09/19/18	2,323,000	114,279
Argentine Republic Government (Argentina) 4.625% due 01/11/23	$2,540,000	2,451,760
5.625% due 01/26/22	8,910,000	9,061,470
5.875% due 01/11/28	280,000	263,865
6.875% due 01/11/48	6,830,000	6,245,181
7.125% due 07/06/36	1,240,000	1,196,600
7.500% due 04/22/26	1,430,000	1,530,815
7.625% due 04/22/46	1,850,000	1,843,063
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 58,211,000	18,533,545
10.000% due 01/01/23	34,999,000	11,083,081
10.000% due 01/01/27	6,493,000	2,032,595
Brazilian Government (Brazil) 2.625% due 01/05/23	$660,000	627,660
5.000% due 01/27/45	3,450,000	3,108,484
5.625% due 01/07/41	4,690,000	4,613,787
China Government (China) 3.310% due 11/30/25 ~	CNY 77,500,000	11,520,730
3.380% due 11/21/24 ~	17,000,000	2,560,227
3.390% due 05/21/25 ~	20,500,000	3,075,016
Colombia Government (Colombia) 5.625% due 02/26/44	$3,130,000	3,419,525
Ecuador Government (Ecuador) 7.875% due 01/23/28 ~	2,470,000	2,387,132
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,640,000	2,683,106
Indonesia Government (Indonesia) 3.500% due 01/11/28	530,000	508,374
3.750% due 04/25/22 ~	1,490,000	1,495,299
3.850% due 07/18/27 ~	1,190,000	1,168,218

	Principal Amount	Value
4.350% due 01/11/48	$590,000	$563,439
4.750% due 07/18/47 ~	400,000	397,312
4.875% due 05/05/21 ~	6,730,000	7,030,717
5.125% due 01/15/45 ~	2,540,000	2,649,433
5.250% due 01/08/47 ~	1,540,000	1,639,318
5.375% due 10/17/23 ~	400,000	430,736
5.875% due 03/13/20 ~	260,000	274,470
5.875% due 01/15/24 ~	973,000	1,072,878
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,889,038,484	18,793,629
Kenya Government (Kenya) 6.875% due 06/24/24 ~	$1,760,000	1,842,592
7.250% due 02/28/28 ~	1,210,000	1,267,354
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	3,850,000	3,782,552
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 311,561,300	16,709,660
7.750% due 11/23/34	171,270,000	9,628,897
7.750% due 11/13/42	451,907,500	25,254,868
8.000% due 11/07/47	156,320,000	8,981,401
10.000% due 12/05/24	109,240,000	6,899,185
Mexico Government (Mexico) 4.600% due 02/10/48	$1,250,000	1,186,875
Nigeria Government (Nigeria) 6.500% due 11/28/27 ~	1,440,000	1,462,219
7.143% due 02/23/30 ~	1,540,000	1,602,370
Peruvian Government (Peru) 5.625% due 11/18/50	1,660,000	2,000,300
6.550% due 03/14/37	850,000	1,092,250
Provincia de Buenos Aires (Argentina) 6.500% due 02/15/23 ~	2,060,000	2,119,225
7.875% due 06/15/27 ~	1,770,000	1,840,800
Republic of Poland Government (Poland) 4.000% due 01/22/24	7,420,000	7,719,456
Russian Federal (Russia) 7.050% due 01/19/28	RUB 328,663,000	5,784,297
8.150% due 02/03/27	336,739,000	6,381,480

Total Foreign Government Bonds & Notes (Cost $255,999,513)		242,620,118

SHORT-TERM INVESTMENTS - 11.2%

Repurchase Agreements - 8.0%

Deutsche Bank AG 1.790% due 04/02/18 (Dated 03/29/18, repurchase price of $52,110,362; collateralized by U.S. Treasury Notes: 3.625% due 02/15/20 and value $53,401,528)	$52,100,000	52,100,000
Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $51,369,844; collateralized by U.S. Treasury Inflation Protected Securities: 0.125% due 04/15/20 and value $52,400,353)	51,368,246	51,368,246
The Goldman Sachs Group Inc 1.800% due 04/02/18 (Dated 03/29/18, repurchase price of $177,935,580; collateralized by Federal Home Loan Bank: 5.500% due 07/15/36 and value $74,074,611; and Freddie Mac: 1.500% - 3.750% due 03/27/19 - 01/17/20 and value $107,880,408)	177,900,000	177,900,000

		281,368,246

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issues - 3.2%

Federal Home Loan Bank 1.625% due 04/20/18	$63,000,000	$62,948,025
1.759% due 05/09/18	50,000,000	49,913,150

		112,861,175

Total Short-Term Investments (Cost $394,223,775)		394,229,421

TOTAL INVESTMENTS - 110.9% (Cost $3,881,348,026)		3,890,128,521

DERIVATIVES - 0.6%
(See Notes (b) through (f) in Notes to Schedule of Investments)		22,473,680

OTHER ASSETS & LIABILITIES, NET - (11.5%)		(403,480,139)

NET ASSETS - 100.0%		$3,509,122,062

Notes to Schedule of Investments

(a)	As of March 31, 2018, $520,000 in cash was segregated with the broker(s)/custodian as collateral for open swap agreements.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD FX	06/18	1,070	$83,539,616	$83,058,750	($480,866)
Euro-Bobl	06/18	53	8,493,528	8,559,316	65,788
Euro-Bund	04/18	49	9,581,079	9,612,359	31,280
Euro-Bund	05/18	91	17,837,655	17,851,524	13,869
Eurodollar	12/19	4,906	1,192,297,981	1,192,341,975	43,994
Eurodollar	03/20	71	17,340,990	17,253,887	(87,103)
Eurodollar	06/20	1,634	397,376,379	397,062,000	(314,379)
Eurodollar	03/21	659	160,743,086	160,087,575	(655,511)
Euro FX	06/18	308	47,763,654	47,580,225	(183,429)
MXN FX	06/18	3,307	87,489,423	89,801,585	2,312,162
U.S. Treasury 2-Year Notes	06/18	560	119,054,290	119,061,251	6,961
U.S. Treasury 5-Year Notes	06/18	9,641	1,100,273,451	1,103,517,903	3,244,452
U.S. Treasury 10-Year Notes	06/18	3,662	440,965,762	443,616,969	2,651,207
U.S. Treasury Long Bonds	06/18	1,788	258,980,646	262,165,500	3,184,854
U.S. Treasury Ultra Long Bonds	06/18	2,223	345,096,455	356,722,031	11,625,576

					21,458,855

Short Futures Outstanding
AUD FX	06/18	141	11,109,136	10,823,160	285,976
Australia Treasury 10-Year Bonds	06/18	55	5,377,018	5,475,372	(98,354)
Euribor	06/18	1,584	488,815,073	488,817,304	(2,231)
Euro-BTP	06/18	283	48,183,918	48,329,074	(145,156)
Euro-Bund	04/18	114	22,356,279	22,363,448	(7,169)
Euro-Bund	04/18	49	9,636,392	9,612,359	24,033
Euro-Bund	05/18	60	11,673,434	11,770,236	(96,802)
Euro-Bund	06/18	1,576	305,278,603	309,164,857	(3,886,254)
Euro-Buxl	06/18	74	14,665,128	15,058,391	(393,263)
Eurodollar	06/18	2,837	693,093,568	692,937,250	156,318
Eurodollar	09/18	5,907	1,440,890,855	1,441,677,188	(786,333)
Eurodollar	12/18	1,001	245,160,598	244,006,263	1,154,335
GBP FX	06/18	165	14,379,690	14,497,313	(117,623)
Japan 10-Year Bonds	06/18	72	101,965,344	102,020,018	(54,674)
JPY FX	06/18	492	58,256,168	58,077,525	178,643
U.S. Treasury Ultra 10-Year Notes	06/18	681	87,151,661	88,434,234	(1,282,573)

					(5,071,127)

Total Futures Contracts					$16,387,728

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	158,230,000	USD	8,088,694	04/18	BRC	$-	($250,222)
ARS	137,300,000	USD	6,205,992	10/18	CIT	-	(2,308)
ARS	20,930,000	USD	946,416	10/18	JPM	-	(727)
CAD	1,682,440	USD	1,349,158	04/18	CIT	-	(42,832)
EUR	3,500,000	USD	4,298,200	04/18	BRC	12,943	-
EUR	5,500,000	USD	6,907,604	04/18	CIT	-	(132,951)
GBP	3,905,250	USD	5,365,364	04/18	BRC	117,179	-
IDR	232,970,000,000	USD	17,208,583	04/18	BOA	-	(250,767)
IDR	153,150,000,000	USD	11,423,987	04/18	BRC	-	(276,237)
INR	260,710,000	USD	4,034,072	04/18	BRC	-	(32,758)
INR	348,690,000	USD	5,411,752	04/18	JPM	-	(60,141)
JPY	4,234,940,205	USD	38,261,885	04/18	BRC	1,575,042	-
MXN	484,348,333	USD	25,764,386	04/18	BRC	812,411	-
MXN	42,572,300	USD	2,142,676	07/18	BRC	164,092	-
PHP	28,070,000	USD	538,410	04/18	CIT	-	(1,552)
USD	7,824,407	ARS	158,230,000	04/18	BRC	-	(14,064)
USD	257,139	AUD	323,010	04/18	BRC	9,054	-
USD	13,916,694	BRL	45,338,500	04/18	CIT	201,724	-
USD	25,898,385	CNH	169,776,861	04/18	CIT	-	(1,153,659)
USD	2,225,186	CNY	14,560,949	04/18	BRC	-	(95,188)
USD	24,967,166	EUR	20,397,572	04/18	BRC	-	(157,647)
USD	4,683,227	EUR	3,790,000	04/18	BRC	14,876	-
USD	25,268,622	EUR	20,331,063	04/18	CIT	225,733	-
USD	4,157,146	GBP	2,920,000	04/18	CIT	57,785	-
USD	62,381,507	JPY	6,777,470,000	04/18	BOA	-	(1,372,304)
USD	43,004,647	MXN	831,537,854	04/18	CIT	-	(2,622,874)
USD	2,142,003	MXN	42,572,300	07/18	BOA	-	(164,766)
USD	39,279,896	PHP	1,985,913,000	04/18	BRC	1,297,909	-

Total Forward Foreign Currency Contracts						$4,488,748	($6,630,997)

(d)	Purchased options outstanding as of March 31, 2018 were as follows:

Credit Default Swaptions – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG30 5Y	0.625%	04/18/18	BOA	$6,510,000	$3,711	$2,938
Call - CDX IG30 5Y	0.650%	06/20/18	BOA	6,510,000	12,369	12,530

					$16,080	$15,468

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.23	04/27/18	CIT	$38,364,000	$369,455	$250,632
Call - EUR versus USD	1.23	05/11/18	CIT	37,220,000	351,494	233,406

					$720,949	$484,038

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (04/18)	$1.24	04/06/18	CME	30	$4,650,000	$39,429	$10,875
Call - U.S. Treasury 10-Year Notes (05/18)	120.00	04/20/18	CME	63	7,560,000	27,676	78,750
Call - U.S. Treasury 10-Year Notes (05/18)	121.25	04/20/18	CME	29	3,516,250	10,474	10,422
Call - U.S. Treasury 30-Year Bonds (05/18)	144.00	04/20/18	CME	216	31,104,000	232,639	621,000
Call - U.S. Treasury 30-Year Bonds (05/18)	145.50	04/20/18	CME	36	5,238,000	30,471	61,875

						340,689	782,922

Put - U.S. Treasury 5-Year Notes (05/18)	107.50	04/20/18	CME	2,000	215,000,000	19,226	2,000
Put - U.S. Treasury 5-Year Notes (05/18)	107.75	04/20/18	CME	6,000	646,500,000	57,678	6,000
Put - U.S. Treasury 10-Year Notes (05/18)	116.50	04/20/18	CME	2,000	233,000,000	34,850	2,000
Put - U.S. Treasury 10-Year Notes (05/18)	120.50	04/20/18	CME	69	8,314,500	16,296	16,172
Put - U.S. Treasury 30-Year Bonds (05/18)	133.00	04/20/18	CME	1,496	198,968,000	26,067	1,496
Put - EUR FX (05/18)	1.25	05/04/18	CME	6	937,500	10,811	14,550
Put - U.S. Treasury 5-Year Notes (06/18)	111.00	05/25/18	CME	1,040	115,440,000	18,122	16,250

						183,050	58,468

Total Options on Futures						$523,739	$841,390

Total Purchased Options						$1,260,768	$1,340,896

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(e)	Premiums received and value of written options outstanding as of March 31, 2018 were as follows:

Credit Default Swaptions – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CDX IG30 5Y	0.550%	04/18/18	BOA	$6,510,000	$326	($613)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 21.70	07/05/18	BOA	$9,660,000	$188,515	($12,577)

Put - MXN versus USD	$18.42	04/16/18	MSC	9,660,000	83,134	(127,512)
Put - EUR versus USD	1.27	04/27/18	CIT	38,364,000	313,059	(24,821)
Put - EUR versus USD	1.26	05/11/18	CIT	37,220,000	320,416	(82,852)

					716,609	(235,185)

Total Foreign Currency Options					$905,124	($247,762)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (04/18)	$121.50	04/06/18	CME	58	$7,047,000	$8,505	($9,969)
Call - U.S. Treasury 30-Year Bonds (04/18)	145.00	04/06/18	CME	135	19,575,000	77,257	(238,359)
Call - U.S. Treasury 5-Year Notes (05/18)	114.00	04/20/18	CME	496	56,544,000	132,170	(286,750)
Call - U.S. Treasury 5-Year Notes (05/18)	114.50	04/20/18	CME	153	17,518,500	28,412	(43,031)
Call - U.S. Treasury 5-Year Notes (05/18)	114.75	04/20/18	CME	153	17,556,750	17,654	(28,687)
Call - U.S. Treasury 10-Year Notes (05/18)	120.50	04/20/18	CME	316	38,078,000	130,244	(271,562)
Call - U.S. Treasury 10-Year Notes (05/18)	120.75	04/20/18	CME	66	7,969,500	22,569	(45,375)
Call - U.S. Treasury 10-Year Notes (05/18)	121.00	04/20/18	CME	300	36,300,000	109,163	(164,063)
Call - U.S. Treasury 10-Year Notes (05/18)	121.50	04/20/18	CME	136	16,524,000	35,849	(42,500)
Call - U.S. Treasury 30-Year Bonds (05/18)	146.00	04/20/18	CME	114	16,644,000	82,748	(160,313)
Call - U.S. Treasury 30-Year Bonds (05/18)	147.00	04/20/18	CME	44	6,468,000	23,264	(39,875)
Call - U.S. Treasury 30-Year Bonds (05/18)	147.50	04/20/18	CME	73	10,767,500	21,509	(52,469)
Call - JPY FX (05/18)	96.00	05/04/18	CME	51	6,120,000	55,383	(26,775)
Call - U.S. Treasury 10-Year Notes (06/18)	121.00	05/25/18	CME	159	19,239,000	71,761	(131,672)
Call - U.S. Treasury 10-Year Notes (06/18)	121.50	05/25/18	CME	158	19,197,000	51,575	(96,281)
Call - U.S. Treasury 10-Year Notes (06/18)	123.00	05/25/18	CME	117	14,391,000	55,805	(23,766)
Call - U.S. Treasury 30-Year Bonds (06/18)	147.00	05/25/18	CME	80	11,760,000	74,856	(128,750)
Call - U.S. Treasury 30-Year Bonds (06/18)	148.00	05/25/18	CME	48	7,104,000	44,913	(57,000)
Call - U.S. Treasury 30-Year Bonds (06/18)	149.00	05/25/18	CME	64	9,536,000	73,885	(55,000)
Call - U.S. Treasury 30-Year Bonds (06/18)	150.00	05/25/18	CME	241	36,150,000	246,113	(150,625)

						1,363,635	(2,052,822)

Put - U.S. Treasury 5-Year Notes (04/18)	114.25	04/06/18	CME	61	6,969,250	6,796	(5,719)
Put - U.S. Treasury 30-Year Bonds (04/18)	145.00	04/06/18	CME	15	2,175,000	4,661	(2,109)
Put - U.S. Treasury 5-Year Notes (05/18)	114.00	04/20/18	CME	370	42,180,000	67,186	(40,469)
Put - U.S. Treasury 5-Year Notes (06/18)	113.25	05/25/18	CME	166	18,799,500	48,982	(14,266)

						127,625	(62,563)

Total Options on Futures						$1,491,260	($2,115,385)

Total Written Options						$2,396,710	($2,363,760)

(f)	Swap agreements outstanding as of March 31, 2018 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY29 5Y	Q	5.000%	12/20/22	CME	$46,210,000	($3,076,184)	($3,106,339)	$30,155

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG29 5Y	Q	1.000%	12/20/22	CME	$491,920,000	$9,293,400	$10,111,523	($818,123)

Total Credit Default Swaps						$6,217,216	$7,005,184	($787,968)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S/Q	CME	1.597%	03/29/19	$63,130,000	($506,537)	$-	($506,537)
3-Month USD-LIBOR	S/Q	CME	1.705%	09/28/19	36,100,000	(426,033)	-	(426,033)
3-Month USD-LIBOR	S/Q	CME	1.138%	10/17/19	81,360,000	(1,552,528)	-	(1,552,528)
3-Month USD-LIBOR	S/Q	CME	1.671%	06/14/20	99,520,000	(1,543,999)	(28,682)	(1,515,317)
3-Month USD-LIBOR	S/Q	CME	2.250%	05/31/22	97,344,000	(1,698,434)	180,766	(1,879,200)

						($5,727,531)	$152,084	($5,879,615)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S/Q	CME	2.474%	11/15/43	$115,324,000	$8,068,483	$2,021,595	$6,046,888
3-Month USD-LIBOR	S/Q	CME	2.950%	11/15/43	56,521,000	(740,103)	125,363	(865,466)
6-Month JPY-LIBOR	S/S	CME	0.641%	05/09/46	JPY 2,649,800,000	1,219,207	-	1,219,207
6-Month EUR-LIBOR	A/S	CME	1.498%	08/23/47	EUR 19,061,500	(321,902)	18,363	(340,265)

						$8,225,685	$2,165,321	$6,060,364

Interest Rate Swaps – Receive Floating Rate / Pay Floating Rate

Receive	Pay	Payment Frequency	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Fed Funds + 0.355%	3-Month USD-LIBOR	Q	CME	05/15/23	$893,256,000	$535,695	($299,580)	$835,275

Total Interest Rate Swaps						$3,033,849	$2,017,825	$1,016,024

Total Swap Agreements						$9,251,065	$9,023,009	$228,056

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities(See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,156,960	$5,156,960	$-	$-
	Corporate Bonds & Notes	1,166,615,741	-	1,166,615,741	-
	Senior Loan Notes	253,401,189	-	253,401,189	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	209,109,373	-	197,329,419	11,779,954
	Collateralized Mortgage Obligations - Residential	338,042,989	-	338,042,989	-
	Fannie Mae	379,947,819	-	379,947,819	-
	Freddie Mac	222,711,037	-	222,711,037	-
	Government National Mortgage Association	264,175,484	-	264,175,484	-

	Total Mortgage-Backed Securities	1,413,986,702	-	1,402,206,748	11,779,954

	Asset-Backed Securities	190,515,398	-	190,515,398	-
	U.S. Government Agency Issues	60,923,293	-	60,923,293	-
	U.S. Treasury Obligations	162,679,699	-	162,679,699	-
	Foreign Government Bonds & Notes	242,620,118	-	242,620,118	-
	Short-Term Investments	394,229,421	-	394,229,421	-
	Derivatives:
	Credit Contracts
	Purchased Options	15,468	-	15,468	-
	Swaps	9,293,400		9,293,400

	Total Credit Contracts	9,308,868		9,308,868

	Foreign Currency Contracts
	Futures	2,776,781	2,776,781	-	-
	Forward Foreign Currency Contracts	4,488,748	-	4,488,748	-
	Purchased Options	509,463	-	509,463	-

	Total Foreign Currency Contracts	7,774,992	2,776,781	4,998,211	-

	Interest Rate Contracts
	Futures	22,202,667	22,202,667	-	-
	Purchased Options	815,965	-	815,965	-
	Swaps	9,823,385	-	9,823,385	-

	Total Interest Rate Contracts	32,842,017	22,202,667	10,639,350	-

	Total Asset - Derivatives	49,925,877	24,979,448	24,946,429	-

	Total Assets	3,940,054,398	30,136,408	3,898,138,036	11,779,954

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(3,076,184)	-	(3,076,184)	-
	Written Options	(613)		(613)

	Total Credit Contracts	(3,076,797)		(3,076,797)	-

	Foreign Currency Contracts
	Futures	(781,918)	(781,918)	-	-
	Forward Foreign Currency Contracts	(6,630,997)	-	(6,630,997)	-
	Written Options	(274,537)	-	(274,537)	-

	Total Foreign Currency Contracts	(7,687,452)	(781,918)	(6,905,534)	-

	Interest Rate Contracts
	Futures	(7,809,802)	(7,809,802)	-	-
	Written Options	(2,088,610)	-	(2,088,610)	-
	Swaps	(6,789,536)	-	(6,789,536)	-

	Total Interest Rate Contracts	(16,687,948)	(7,809,802)	(8,878,146)	-

	Total Liabilities - Derivatives	(27,452,197)	(8,591,720)	(18,860,477)	-

	Total Liabilities	(27,452,197)	(8,591,720)	(18,860,477)	-

	Total	$3,912,602,201	$21,544,688	$3,879,277,559	$11,779,954

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.2%

Communications - 0.9%

Sprint Corp 7.250% due 09/15/21	$350,000	$362,687
7.875% due 09/15/23	3,900,000	3,992,625

		4,355,312

Consumer, Cyclical - 0.5%

Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,250,000	1,215,625
Mattel Inc 6.750% due 12/31/25 ~	1,500,000	1,470,300

		2,685,925

Consumer, Non-Cyclical - 1.8%

Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	3,851,000	4,183,149
Valeant Pharmaceuticals International 6.750% due 08/15/21 ~	3,500,000	3,521,875
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	1,000,000	958,750

		8,663,774

Total Corporate Bonds & Notes (Cost $15,920,007)		15,705,011

SENIOR LOAN NOTES - 94.1%

Basic Materials - 1.4%

MacDermid Inc Term B6 4.877% (USD LIBOR + 3.000%) due 06/07/23 §	5,768,103	5,814,969
Vantage Specialty Chemicals Inc 6.302% (USD LIBOR + 4.000%) due 10/05/24 §	1,246,875	1,259,733

		7,074,702

Communications - 9.7%

Altice US Finance I Corp 4.127% (USD LIBOR + 2.250%) due 07/28/25 §	5,955,000	5,955,000
Avaya Inc Term B 6.536% (USD LIBOR + 4.750%) due 12/15/24 §	3,990,000	4,025,328
Charter Communications Operating LLC Term B 3.880% (USD LIBOR + 2.000%) due 04/30/25 §	3,491,250	3,507,833
CSC Holdings LLC 4.036% (USD LIBOR + 2.250%) due 07/17/25 §	5,955,000	5,956,489
Term B 4.277% (USD LIBOR + 2.500%) due 01/25/26 § µ	2,500,000	2,503,515
Intelsat Jackson Holdings SA Term B3 (Luxembourg) 5.706% (USD LIBOR + 3.750%) due 11/27/23 §	3,500,000	3,506,836
MTN Infrastructure TopCo Inc due 11/17/24 µ	2,250,000	2,267,577
Term B 4.981% (USD LIBOR + 3.250%) due 11/15/24 §	3,000,000	3,023,436
Radiate Holdco LLC 4.877% (USD LIBOR + 3.000%) due 02/01/24 §	4,987,406	4,965,276

	Principal Amount	Value
Sprint Communications Inc Term B 4.438% (USD LIBOR + 2.500%) due 02/02/24 §	$4,432,557	$4,438,789
Uber Technologies Inc due 04/04/25 µ	1,000,000	1,007,500
Term B 5.877% (USD LIBOR + 4.000%) due 07/13/23 §	6,904,899	6,942,013

		48,099,592

Consumer, Cyclical - 23.0%

Belk Inc 6.458% (USD LIBOR + 4.750%) due 12/12/22 § µ	3,353,676	2,919,495
BJ’s Wholesale Club Inc 5.191% (USD LIBOR + 3.500%) due 02/03/24 §	2,044,849	2,045,780
(2nd Lien) 9.191% (USD LIBOR + 7.500%) due 02/03/25 §	3,450,000	3,470,486
Caesars Resort Collection LLC Term B 4.627% (USD LIBOR + 2.750%) due 12/22/24 §	1,995,000	2,010,852
CEC Entertainment Inc Term B 5.127% (USD LIBOR + 3.250%) due 02/14/21 §	6,979,466	6,616,534
CityCenter Holdings LLC Term B 4.377% (USD LIBOR + 2.500%) due 04/18/24 §	2,466,288	2,480,353
ClubCorp Club Operations Inc Term B 5.552% (USD LIBOR + 3.250%) due 09/18/24 §	5,875,609	5,920,727
Delta 2 SARL (Luxembourg) 4.377% (USD LIBOR + 2.500%) due 02/01/24 §	3,000,000	3,010,626
Dragon Merger Sub LLC 5.802% (USD LIBOR + 3.500%) due 07/24/24 §	1,995,000	2,013,703
(2nd Lien) 10.552% (USD LIBOR + 8.250%) due 07/24/25 §	1,250,000	1,268,750
EG Finco Ltd due 01/19/25 µ	5,000,000	5,002,085
(2nd Lien) due 03/27/26 µ	4,750,000	4,761,875
Federal-Mogul Holdings Corp Term C 5.555% (USD LIBOR + 3.750%) due 04/15/21 §	3,620,637	3,647,415
FPC Holdings Inc due 11/19/22 µ	1,750,000	1,712,813
Golden Entertainment Inc 4.880% (USD LIBOR + 3.000%) due 10/20/24 §	3,241,875	3,249,980
Golden Nugget Inc 4.979% (USD LIBOR + 3.250%) due 10/04/23 §	5,210,299	5,260,776
IRB Holding Corp 4.936% (USD LIBOR + 3.250%) due 02/05/25 §	250,000	252,865
K-Mac Holdings Corp (2nd Lien) due 03/06/26 µ	1,000,000	1,015,000
Navistar International Corp Term B 5.210% (USD LIBOR + 3.500%) due 11/06/24 §	5,250,000	5,294,299
Neiman Marcus Group Ltd LLC 4.941% (USD LIBOR + 3.250%) due 10/25/20 § µ	4,110,597	3,562,088
NEP/NCP Holdco Inc 4.898% (USD LIBOR + 3.250%) due 07/21/22 §	1,486,836	1,494,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
New Red Finance Inc Term B3 (Canada) 4.294% (USD LIBOR + 2.250%) due 02/16/24 §	$3,939,096	$3,948,125
Nexeo Solutions LLC 5.266% (USD LIBOR + 3.250%) due 06/09/23 §	3,326,589	3,369,209
NPC International Inc 5.377% (USD LIBOR + 3.500%) due 04/19/24 §	4,714,375	4,788,037
(2nd Lien) 9.377% (USD LIBOR + 7.500%) due 04/18/25 §	1,625,000	1,665,625
P.F. Chang’s China Bistro Inc Term B 7.671% (USD LIBOR + 5.000%) due 08/18/22 §	3,217,500	3,056,625
Petco Animal Supplies Inc Term B 4.772% (USD LIBOR + 3.000%) due 01/26/23 §	4,029,596	2,970,146
Playa Resorts Holding BV Term B (Netherlands) 5.000% (USD LIBOR + 3.250%) due 04/29/24 §	1,985,005	2,000,389
SeaWorld Parks & Entertainment Inc
Term B2 4.552% (USD LIBOR + 2.250%) due 05/14/20 §	2,981,429	2,975,305
Term B5 5.302% (USD LIBOR + 3.000%) due 03/31/24 §	997,481	995,091
SMG Holdings Inc (2nd Lien) 8.877% (USD LIBOR + 7.000%) due 01/23/26 § µ	1,050,000	1,074,500
Spin Holdco Inc Term B 5.083% (USD LIBOR + 3.250%) due 11/14/22 §	2,962,538	2,983,521
SRS Distribution Inc
(2nd Lien) 10.627% (USD LIBOR + 8.750%) due 02/24/23 §	5,544,973	5,680,131
Term B 5.303% (USD LIBOR + 3.250%) due 08/25/22 §	3,638,629	3,668,647
Tacala LLC 4.914% (USD LIBOR + 3.250%) due 01/31/25 §	500,000	503,438
(2nd Lien) 8.664% (USD LIBOR + 7.000%) due 01/30/26 §	2,625,000	2,684,063
Univar Inc Term B 4.377% (USD LIBOR + 2.500%) due 07/01/24 §	4,291,622	4,324,144

		113,698,078

Consumer, Non-Cyclical - 10.7%

Air Medical Group Holdings Inc
Term B1 4.936% (USD LIBOR + 3.250%) due 04/28/22 §	2,217,941	2,229,898
Term B2 6.015% (USD LIBOR + 4.250%) due 09/07/24 §	2,992,500	3,023,829
Air Methods Corp Term B 5.802% (USD LIBOR + 3.500%) due 04/21/24 §	3,491,720	3,504,814
Albertsons LLC Term B6 4.956% (USD LIBOR + 3.000%) due 06/22/23 §	5,386,216	5,328,987

	Principal Amount	Value
Alphabet Holding Co Inc 5.377% (USD LIBOR + 3.500%) due 09/26/24 §	$1,492,500	$1,391,756
(2nd Lien) 9.627% (USD LIBOR + 7.750%) due 09/26/25 §	4,250,000	3,910,000
Avantor Inc 5.877% (USD LIBOR + 4.000%) due 11/21/24 §	1,895,250	1,917,362
Brickman Group Ltd LLC (2nd Lien) 8.308% (USD LIBOR + 6.500%) due 12/17/21 §	1,721,656	1,736,183
Change Healthcare Holdings Inc Term B 4.627% (USD LIBOR + 2.750%) due 03/01/24 §	487,556	489,283
Community Health Systems Inc Term G 4.734% (USD LIBOR + 2.750%) due 12/31/19 § µ	4,235,300	4,140,005
Garda World Security Corp (Canada) 5.511% (USD LIBOR + 3.500%) due 05/24/24 §	5,100,238	5,160,166
Jaguar Holding Co II 4.600% (USD LIBOR + 2.500%) due 08/18/22 §	1,684,698	1,693,121
NVA Holdings Inc Term B3 5.052% (USD LIBOR + 2.750%) due 02/02/25 §	1,500,000	1,504,688
PI US MergerCo Inc (2nd Lien) (Ukraine) 8.916% (USD LIBOR + 7.250%) due 12/20/25 §	2,250,000	2,261,250
Post Holdings Inc Series A 3.880% (USD LIBOR + 2.000%) due 05/24/24 §	5,583	5,602
Prime Security Services Borrower LLC 4.627% (USD LIBOR + 2.750%) due 05/02/22 §	2,685,283	2,708,964
Prospect Medical Holdings Inc Term B 7.188% (USD LIBOR + 5.500%) due 02/22/24 §	1,000,000	1,002,500
PSC Industrial Holdings Corp 6.036% (USD LIBOR + 4.250%) due 10/03/24 §	1,246,875	1,259,344
(2nd Lien) 10.286% (USD LIBOR + 8.500%) due 10/03/25 §	1,084,000	1,078,580
Reddy Ice Corp 7.257% (USD LIBOR + 5.500%) due 05/01/19 §	5,412,642	5,421,031
Refresco Group BV Term B3 due 12/14/24 µ	1,750,000	1,749,979
Valeant Pharmaceuticals International Inc Series F4 Term B (Canada) 5.240% (USD LIBOR + 3.500%) due 04/01/22 §	1,659,163	1,678,762

		53,196,104

Energy - 0.4%

Arch Coal Inc Term B 5.127% (USD LIBOR + 3.250%) due 03/07/24 §	1,984,962	1,999,433
EP Energy LLC Term B3 4.539% (USD LIBOR + 2.750%) due 05/24/18 §	115,921	114,182

		2,113,615

Financial - 10.4%

Alliant Holdings I Inc Term B 5.127% (USD LIBOR + 3.250%) due 08/12/22 §	8,896,018	8,960,265
AssuredPartners Inc due 10/22/24 µ	2,000,000	2,000,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Duff & Phelps Corp Term B 5.552% (USD LIBOR + 3.250%) due 02/13/25 §	$1,500,000	$1,506,563
Hub International Ltd Term B 4.839% (USD LIBOR + 3.000%) due 10/02/20 §	8,914,303	8,970,018
Iron Mountain Inc Term B 3.622% (USD LIBOR + 1.750%) due 03/23/26 §	250,000	250,104
Mayfield Agency Borrower Inc (2nd Lien) 10.377% (USD LIBOR + 8.500%) due 01/30/26 §	750,000	749,531
NFP Corp Term B 4.877% (USD LIBOR + 3.000%) due 01/08/24 §	9,850,026	9,888,195
Sedgwick, Inc due 03/01/21 µ	2,250,000	2,251,125
(2nd Lien) due 02/28/22 µ	1,000,000	1,006,250
USI Inc 5.302% (USD LIBOR + 3.000%) due 05/16/24 §	5,460,031	5,483,236
VF Holding Corp 5.127% (USD LIBOR + 3.250%) due 06/30/23 §	10,378,386	10,475,683

		51,540,970

Industrial - 27.5%

Accudyne Industries LLC 5.127% (USD LIBOR + 3.250%) due 08/18/24 § µ	4,432,828	4,460,879
Allflex Holdings III Inc 5.138% (USD LIBOR + 3.250%) due 07/20/20 §	5,806,937	5,851,697
Apex Tool Group LLC Term B 5.627% (USD LIBOR + 3.750%) due 02/01/22 §	1,490,625	1,492,140
Brand Energy & Infrastructure Services Inc 6.001% (USD LIBOR + 4.250%) due 06/21/24 §	5,102,148	5,150,333
BWAY Holding Co Term B 4.958% (USD LIBOR + 3.250%) due 04/03/24 §	4,714,375	4,743,350
Consolidated Container Co LLC 4.877% (USD LIBOR + 3.000%) due 05/22/24 §	4,975,031	5,012,344
Crosby US Acquisition Corp 4.904% (USD LIBOR + 3.000%) due 11/23/20 §	6,163,980	6,069,979
(2nd Lien) 7.904% (USD LIBOR + 6.000%) due 11/22/21 §	4,000,000	3,880,000
DAE Aviation Holdings Inc 5.630% (USD LIBOR + 3.750%) due 07/07/22 § µ	3,727,099	3,766,409
DiversiTech Holdings Inc 5.310% (USD LIBOR + 3.000%) due 06/03/24 §	1,596,297	1,605,276
(2nd Lien) 9.810% (USD LIBOR + 7.500%) due 06/02/25 §	3,000,000	3,037,500
Drillship Hydra Owners Inc 8.000% due 09/20/24 µ	5,009,208	5,212,708
Engineered Machinery Holdings Inc (2nd Lien) 9.552% (USD LIBOR + 7.250%) due 07/18/25 §	2,457,447	2,488,165
EWT Holdings III Corp 5.302% (USD LIBOR + 3.000%) due 12/20/24 §	4,564,698	4,603,215

	Principal Amount	Value
Flex Acquisition Co Inc 4.695% (USD LIBOR + 3.000%) due 12/29/23 §	$7,696,850	$7,742,554
Gardner Denver Inc Term B 5.052% (USD LIBOR + 2.750%) due 07/30/24 §	4,601,875	4,630,319
Gates Global LLC Term B 5.052% (USD LIBOR + 2.750%) due 04/01/24 §	6,263,243	6,305,914
GYP Holdings III Corp Term B 4.772% (USD LIBOR + 3.000%) due 04/01/23 §	1,085,993	1,091,762
Janus International Group LLC 4.740% (USD LIBOR + 3.000%) due 02/12/25 §	1,000,000	1,000,000
Klockner-Pentaplast of America Inc Term B2 6.127% (USD LIBOR + 4.250%) due 06/30/22 §	6,966,870	6,731,738
Mavis Tire Express Services Corp due 03/20/25 µ	1,077,503	1,078,850
North American Lifting Holdings Inc 6.802% (USD LIBOR + 4.500%) due 11/27/20 §	2,094,538	1,989,811
Plastipak Packaging Inc Term B 4.630% (USD LIBOR + 2.750%) due 10/14/24 §	490,019	493,286
Ply Gem Industries Inc Term B due 03/28/25 µ	1,750,000	1,741,250
Power Products LLC Term B 5.745% (USD LIBOR + 4.000%) due 12/20/22 §	744,361	752,735
Pro Mach Group Inc Term B 5.035% (USD LIBOR + 3.000%) due 03/07/25 §	500,000	501,384
Proampac PG Borrower LLC 5.303% (USD LIBOR + 3.500%) due 11/18/23 §	5,907,450	5,968,988
(2nd Lien) 10.354% (USD LIBOR + 8.500%) due 11/18/24 §	1,000,000	1,018,750
Reynolds Group Holdings Inc 4.627% (USD LIBOR + 2.750%) due 02/05/23 §	9,402,134	9,460,897
Spectrum Holdings III Corp 5.127% (USD LIBOR + 3.250%) due 01/31/25 §	910,000	914,550
(2nd Lien) 8.877% (USD LIBOR + 7.000%) due 01/31/26 §	500,000	505,000
Titan Acquisition Ltd Term B due 03/28/25 µ	3,000,000	2,997,423
Transcendia Inc 5.377% (USD LIBOR + 3.500%) due 05/30/24 §	3,482,522	3,510,817
TransDigm Inc
Term F 4.773% (USD LIBOR + 2.750%) due 06/09/23 §	8,414,893	8,456,967
Term G 4.707% (USD LIBOR + 2.500%) due 08/22/24 §	3,473,794	3,489,231
TricorBraun Holdings Inc 5.973% (USD LIBOR + 3.750%) due 11/30/23 §	135,682	136,742
6.052% (USD LIBOR + 3.750%) due 11/30/23 §	1,346,591	1,357,110
Wrangler Buyer Corp Term B 4.877% (USD LIBOR + 3.000%) due 09/27/24 §	1,496,250	1,507,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Zekelman Industries Inc Term B 4.999% (USD LIBOR + 2.750%) due 06/14/21 §	$982,563	$989,072
Zodiac Pool Solutions LLC 6.302% (USD LIBOR + 4.000%) due 12/20/23 §	4,238,466	4,254,360

		136,000,666

Technology - 9.6%

Applied Systems Inc (2nd Lien) 9.302% (USD LIBOR + 7.000%) due 09/19/25 §	5,315,000	5,507,669
Bright Bidco BV Term B (Netherlands) 5.728% (USD LIBOR + 3.500%) due 06/30/24 §	2,481,250	2,521,054
Cypress Intermediate Holdings III Inc 4.880% (USD LIBOR + 3.000%) due 04/27/24 §	1,488,738	1,495,096
(2nd Lien) 8.627% (USD LIBOR + 6.750%) due 04/27/25 §	7,138,750	7,287,472
Kronos Inc
(2nd Lien) 10.023% (USD LIBOR + 8.250%) due 11/01/24 §	7,575,000	7,874,841
Term B 4.880% (USD LIBOR + 3.000%) due 11/01/23 §	4,333,810	4,363,336
Rackspace Hosting Inc 4.787% (USD LIBOR + 3.000%) due 11/03/23 § µ	3,233,106	3,226,288
RP Crown Parent LLC Term B 4.877% (USD LIBOR + 3.000%) due 10/12/23 §	2,604,238	2,618,887
Solera LLC Term B 4.627% (USD LIBOR + 2.750%) due 03/03/23 §	8,083,366	8,111,787
Tempo Acquisition LLC 4.877% (USD LIBOR + 3.000%) due 05/01/24 §	4,440,063	4,465,038

		47,471,468

Utilities - 1.3%

Calpine Corp Term B5 4.810% (USD LIBOR + 2.500%) due 01/15/24 §	491,065	493,213
Helix Gen Funding LLC Term B 5.627% (USD LIBOR + 3.750%) due 06/02/24 §	460,746	465,802

	Principal Amount	Value
Talen Energy Supply LLC
Term B1 5.877% (USD LIBOR + 4.000%) due 07/15/23 §	$2,035,833	$2,010,385
Term B2 5.877% (USD LIBOR + 4.000%) due 04/15/24 §	1,984,189	1,954,426
Vistra Operations Co LLC Term B2 4.075% (USD LIBOR + 2.250%) due 12/14/23 §	1,674,070	1,686,177

		6,610,003

Total Senior Loan Notes (Cost $464,932,773)		465,805,198

SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $11,934,223; collateralized by U.S. Treasury Inflation Protected Securities: 0.125% due 04/15/20 and value $12,176,322)	11,933,852	11,933,852

Total Short-Term Investment (Cost $11,933,852)		11,933,852

TOTAL INVESTMENTS - 99.7% (Cost $492,786,632)		493,444,061

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,508,429

NET ASSETS - 100.0%		$494,952,490

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Machinery Holdings Inc (2nd Lien)	$43,001	$43,085	$84
Mavis Tire Express Services Corp	171,635	172,713	1,078
Spectrum Holdings III Corp	89,890	90,450	560

	$304,526	$306,248	$1,722

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities(See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,705,011	$-	$15,705,011	$-
	Senior Loan Notes	465,805,198	-	465,805,198	-
	Short-Term Investment	11,933,852	-	11,933,852	-
	Unfunded Loan Commitment (1)	306,248	-	306,248	-

	Total	$493,750,309	$-	$493,750,309	$-

(1)	See note (a) in Notes to Schedule of Investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.1%

Basic Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	$13,950

Communications - 0.1%

Answers Corp * Ω ± (Israel)	47,862	395,818

Consumer, Cyclical - 0.0%

Caesars Entertainment Corp*	8,260	92,925

Consumer, Non-Cyclical - 0.2%

IAP Worldwide Services Inc Ω ±	121	1,313,411
Millennium Health LLC * ±	46,636	2,332

		1,315,743

Energy - 0.1%

Nine Point Energy Holdings Ω ±	1,108	8,177
Paragon Offshore Finance Co ‘A’ ±	1,303	1,792
Paragon Offshore Finance Co ‘B’ ±	651	21,320
Samson Resources II LLC ‘A’ * ±	22,647	498,234

		529,523

Financial - 0.4%

RCS Capital Corp * ±	33,878	2,371,460

Industrial - 0.3%

Ameriforge Group Inc * Ω ±	22,758	1,354,101

Utilities - 0.0%

Southcross Holdings Borrower LP *	52	-
Southcross Holdings Borrower LP ‘A’ *	52	20,800

		20,800

Total Common Stocks (Cost $2,406,876)		6,094,320

	Principal Amount

CORPORATE BONDS & NOTES - 5.1%

Basic Materials - 0.3%

Allegheny Ludlum LLC 6.950% due 12/15/25	$15,000	15,488
Allegheny Technologies Inc
5.950% due 01/15/21	90,000	92,250
7.875% due 08/15/23	65,000	70,931
Big River Steel LLC 7.250% due 09/01/25 ~	45,000	46,800
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	204,787
First Quantum Minerals Ltd (Zambia) 7.000% due 02/15/21 ~	25,000	25,109
7.500% due 04/01/25 ~	200,000	197,125
Freeport-McMoRan Inc 4.550% due 11/14/24	20,000	19,750
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	40,000	41,700
7.625% due 01/15/25 ~	70,000	74,287
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	25,000	23,125
Mercer International Inc (Canada) 5.500% due 01/15/26 ~	20,000	19,900
New Gold Inc (Canada)
6.250% due 11/15/22 ~	110,000	112,612
6.375% due 05/15/25 ~	25,000	25,625

	Principal Amount	Value
Olin Corp 5.000% due 02/01/30	$30,000	$28,763
Platform Specialty Products Corp 6.500% due 02/01/22 ~	70,000	71,313
PQ Corp 6.750% due 11/15/22 ~	160,000	168,800
SPCM SA (France) 4.875% due 09/15/25 ~	20,000	19,475
Teck Resources Ltd (Canada)
5.200% due 03/01/42	100,000	94,000
5.400% due 02/01/43	25,000	23,938
6.000% due 08/15/40	15,000	15,525
The Chemours Co 7.000% due 05/15/25	25,000	27,125
Tronox Finance LLC 7.500% due 03/15/22 ~	40,000	41,525
Tronox Finance PLC 5.750% due 10/01/25 ~	30,000	29,250
Valvoline Inc 5.500% due 07/15/24	15,000	15,431
Venator Finance SARL 5.750% due 07/15/25 ~	30,000	30,075
Versum Materials Inc 5.500% due 09/30/24 ~	75,000	77,812
WR Grace & Co 5.125% due 10/01/21 ~	55,000	56,444

		1,668,965

Communications - 1.0%

Altice France SA (France) 6.000% due 05/15/22 ~	405,000	396,394
Altice US Finance I Corp 5.500% due 05/15/26 ~	200,000	195,500
Anixter Inc 5.500% due 03/01/23	85,000	88,294
Cablevision Systems Corp
5.875% due 09/15/22	55,000	54,709
8.000% due 04/15/20	20,000	21,138
CBS Radio Inc 7.250% due 11/01/24 ~	80,000	81,900
CCO Holdings LLC
5.000% due 02/01/28 ~	75,000	70,687
5.250% due 09/30/22	200,000	203,377
5.375% due 05/01/25 ~	155,000	153,062
5.750% due 02/15/26 ~	85,000	84,788
CenturyLink Inc
6.750% due 12/01/23	260,000	254,150
7.500% due 04/01/24	35,000	35,350
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	10,000	10,200
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	240,125
CommScope Technologies LLC
5.000% due 03/15/27 ~	75,000	71,437
6.000% due 06/15/25 ~	105,000	109,777
CSC Holdings LLC
5.250% due 06/01/24	100,000	95,375
6.750% due 11/15/21	100,000	104,375
10.125% due 01/15/23 ~	200,000	222,500
DISH DBS Corp
5.875% due 07/15/22	100,000	95,875
5.875% due 11/15/24	25,000	22,375
EIG Investors Corp 10.875% due 02/01/24	75,000	82,187
Frontier Communications Corp
6.875% due 01/15/25	80,000	47,700
10.500% due 09/15/22	35,000	29,447
Hughes Satellite Systems Corp
5.250% due 08/01/26	45,000	44,269
6.625% due 08/01/26	190,000	190,475

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	$55,000	$44,688
7.250% due 10/15/20	25,000	23,250
7.500% due 04/01/21	10,000	9,100
8.000% due 02/15/24 ~	60,000	63,225
Level 3 Financing Inc
5.250% due 03/15/26	85,000	80,325
5.375% due 01/15/24	45,000	43,960
Level 3 Parent LLC 5.750% due 12/01/22	15,000	15,028
MDC Partners Inc 6.500% due 05/01/24 ~	150,000	146,625
Meredith Corp 6.875% due 02/01/26 ~	40,000	41,150
MHGE Parent LLC 8.500% Cash or 9.250% PIK due 08/01/19 ~	14,000	13,913
Netflix Inc
4.875% due 04/15/28 ~	65,000	62,585
5.875% due 02/15/25	90,000	94,500
Qualitytech LP 4.750% due 11/15/25 ~	30,000	28,275
Sirius XM Radio Inc
5.000% due 08/01/27 ~	50,000	47,250
6.000% due 07/15/24 ~	150,000	154,875
Sprint Capital Corp 6.875% due 11/15/28	30,000	28,088
Sprint Communications Inc
6.000% due 11/15/22	5,000	4,919
7.000% due 08/15/20	80,000	83,400
Sprint Corp
7.250% due 09/15/21	110,000	113,987
7.625% due 02/15/25	65,000	64,106
7.625% due 03/01/26	55,000	53,831
7.875% due 09/15/23	515,000	527,231
Symantec Corp 5.000% due 04/15/25 ~	35,000	35,376
T-Mobile USA Inc
4.500% due 02/01/26	40,000	38,450
4.750% due 02/01/28	15,000	14,438
6.500% due 01/15/26	240,000	255,600
Tribune Media Co 5.875% due 07/15/22	70,000	71,312
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	193,250
Zayo Group LLC
5.750% due 01/15/27 ~	230,000	225,112
6.375% due 05/15/25	45,000	46,744

		5,630,059

Consumer, Cyclical - 0.6%

AMC Entertainment Holdings Inc
5.875% due 11/15/26	30,000	29,550
6.125% due 05/15/27	100,000	98,750
American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	82,100
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	50,000	47,875
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	130,000	124,953
Cinemark USA Inc 4.875% due 06/01/23	105,000	104,191
Dollar Tree Inc 5.750% due 03/01/23	190,000	198,952
Eldorado Resorts Inc 6.000% due 04/01/25	55,000	56,100
GLP Capital LP 5.375% due 04/15/26	75,000	76,313

	Principal Amount	Value
Golden Nugget Inc
6.750% due 10/15/24 ~	$145,000	$146,450
8.750% due 10/01/25 ~	75,000	78,000
H&E Equipment Services Inc 5.625% due 09/01/25	15,000	15,169
Hilton Domestic Operating Co Inc 4.250% due 09/01/24	55,000	53,488
Hot Topic Inc 9.250% due 06/15/21 ~	45,000	44,775
IRB Holding Corp 6.750% due 02/15/26 ~	45,000	44,217
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	45,000	46,575
10.250% due 11/15/22 ~	15,000	16,388
KAR Auction Services Inc 5.125% due 06/01/25 ~	160,000	159,600
L Brands Inc 6.875% due 11/01/35	55,000	53,625
Mattamy Group Corp (Canada)
6.500% due 10/01/25 ~	50,000	50,750
6.875% due 12/15/23 ~	75,000	77,437
MGM Resorts International
6.000% due 03/15/23	35,000	36,838
7.750% due 03/15/22	305,000	340,456
Navistar International Corp 6.625% due 11/01/25 ~	115,000	115,287
NCL Corp Ltd 4.750% due 12/15/21 ~	50,000	50,625
New Red Finance Inc (Canada)
4.250% due 05/15/24 ~	95,000	90,962
4.625% due 01/15/22 ~	105,000	105,525
5.000% due 10/15/25 ~	145,000	138,794
Party City Holdings Inc 6.125% due 08/15/23 ~	135,000	138,206
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	208,240
Sabre GLBL Inc
5.250% due 11/15/23 ~	80,000	81,224
5.375% due 04/15/23 ~	35,000	35,481
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	101,970
United Continental Holdings Inc 4.250% due 10/01/22	30,000	29,438
Viking Cruises Ltd
5.875% due 09/15/27 ~	160,000	152,000
6.250% due 05/15/25 ~	70,000	70,350
Vista Outdoor Inc 5.875% due 10/01/23	20,000	18,750
Wabash National Corp 5.500% due 10/01/25 ~	40,000	39,100
Wynn Las Vegas LLC 5.250% due 05/15/27 ~	15,000	14,738

		3,373,242

Consumer, Non-Cyclical - 1.0%

Booz Allen Hamilton Inc 5.125% due 05/01/25 ~	10,000	9,775
Catalent Pharma Solutions Inc 4.875% due 01/15/26 ~	140,000	136,850
Centene Corp
4.750% due 05/15/22	35,000	35,613
4.750% due 01/15/25	90,000	87,975
5.625% due 02/15/21	70,000	72,100
6.125% due 02/15/24	70,000	73,024
Central Garden & Pet Co 6.125% due 11/15/23	55,000	57,681
CHS/Community Health Systems Inc 6.250% due 03/31/23	95,000	87,994

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Dean Foods Co 6.500% due 03/15/23 ~	$145,000	$138,294
Dole Food Co Inc 7.250% due 06/15/25 ~	165,000	169,950
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	45,000	45,450
Envision Healthcare Corp
5.625% due 07/15/22	45,000	45,428
6.250% due 12/01/24 ~	140,000	145,250
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	80,000	79,600
FTI Consulting Inc 6.000% due 11/15/22	325,000	334,750
Gartner Inc 5.125% due 04/01/25 ~	45,000	45,113
HCA Inc
5.875% due 02/15/26	100,000	102,000
6.500% due 02/15/20	25,000	26,281
7.500% due 02/15/22	390,000	429,487
Hologic Inc 4.375% due 10/15/25 ~	70,000	67,725
IHS Markit Ltd 5.000% due 11/01/22 ~	95,000	99,037
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	138,000	147,315
Jaguar Holding Co II 6.375% due 08/01/23 ~	230,000	233,162
Kinetic Concepts Inc
7.875% due 02/15/21 ~	230,000	236,900
12.500% due 11/01/21 ~	90,000	102,150
Laureate Education Inc 8.250% due 05/01/25 ~	105,000	112,875
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	295,000	305,325
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	55,000	53,556
5.875% due 09/30/27 ~	25,000	23,563
Pinnacle Foods Finance LLC 5.875% due 01/15/24	35,000	36,400
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	115,000	117,589
Post Holdings Inc
5.000% due 08/15/26 ~	75,000	71,437
5.500% due 03/01/25 ~	65,000	64,187
5.625% due 01/15/28 ~	65,000	62,319
5.750% due 03/01/27 ~	100,000	99,000
8.000% due 07/15/25 ~	35,000	39,419
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	101,000	109,711
Spectrum Brands Inc
5.750% due 07/15/25	130,000	133,250
6.625% due 11/15/22	45,000	46,575
Team Health Holdings Inc 6.375% due 02/01/25 ~	75,000	64,695
Teleflex Inc
4.625% due 11/15/27	40,000	38,650
5.250% due 06/15/24	35,000	35,963
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	72,625
6.750% due 06/15/23	15,000	14,738
7.500% due 01/01/22 ~	25,000	26,438
8.125% due 04/01/22	100,000	104,625
The Hertz Corp 5.500% due 10/15/24 ~	25,000	21,250
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	50,813
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	86,600
TMS International Corp 7.250% due 08/15/25 ~	55,000	57,475

	Principal Amount	Value
United Rentals North America Inc 5.500% due 05/15/27	$10,000	$10,100
US Foods Inc 5.875% due 06/15/24 ~	150,000	154,125
Valeant Pharmaceuticals International Inc
5.500% due 11/01/25 ~	25,000	24,431
5.625% due 12/01/21 ~	50,000	47,938
6.500% due 03/15/22 ~	50,000	51,812
7.000% due 03/15/24 ~	105,000	109,856
7.500% due 07/15/21 ~	140,000	141,575
9.000% due 12/15/25 ~	65,000	64,837
Vizient Inc 10.375% due 03/01/24 ~	75,000	83,437
WellCare Health Plans Inc 5.250% due 04/01/25	125,000	125,781

		5,671,874

Energy - 0.8%

Andeavor Logistics LP 5.250% due 01/15/25	15,000	15,269
Antero Midstream Partners LP 5.375% due 09/15/24	35,000	35,437
Antero Resources Corp
5.375% due 11/01/21	145,000	148,081
5.625% due 06/01/23	10,000	10,250
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	55,000	55,566
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	100,000	102,500
Centennial Resource Production LLC 5.375% due 01/15/26 ~	25,000	24,594
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	175,000	183,750
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	60,000	59,325
Chesapeake Energy Corp 8.000% due 12/15/22 ~	6,000	6,353
CrownRock LP 5.625% due 10/15/25 ~	160,000	158,800
CVR Refining LLC 6.500% due 11/01/22	230,000	235,750
Denbury Resources Inc 9.000% due 05/15/21 ~	15,000	15,450
Diamondback Energy Inc
4.750% due 11/01/24	20,000	19,850
5.375% due 05/31/25	45,000	45,866
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	40,000	39,900
5.750% due 01/30/28 ~	55,000	55,000
Energy Transfer Equity LP 5.875% due 01/15/24	65,000	67,275
Energy Transfer Partners LP 6.250% due 02/15/23	30,000	28,744
Ensco PLC 7.750% due 02/01/26	45,000	41,400
EP Energy LLC
8.000% due 11/29/24 ~	35,000	35,350
8.000% due 02/15/25 ~	35,000	23,538
Extraction Oil & Gas Inc
5.625% due 02/01/26 ~	100,000	94,625
7.375% due 05/15/24 ~	20,000	21,000
Great Western Petroleum LLC 9.000% due 09/30/21 ~	95,000	97,850
Gulfport Energy Corp
6.000% due 10/15/24	45,000	42,919
6.625% due 05/01/23	95,000	96,425
Holly Energy Partners LP 6.000% due 08/01/24 ~	20,000	20,500
Matador Resources Co 6.875% due 04/15/23	70,000	72,975

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	$80,000	$80,976
Murphy Oil USA Inc
5.625% due 05/01/27	20,000	20,175
6.000% due 08/15/23	190,000	196,650
Nabors Industries Inc
4.625% due 09/15/21	10,000	9,703
5.750% due 02/01/25 ~	80,000	75,600
Newfield Exploration Co 5.625% due 07/01/24	205,000	217,300
NGPL PipeCo LLC 4.375% due 08/15/22 ~	15,000	14,963
Oasis Petroleum Inc 6.875% due 01/15/23	35,000	35,569
Parsley Energy LLC
5.250% due 08/15/25 ~	45,000	44,831
5.375% due 01/15/25 ~	45,000	45,112
5.625% due 10/15/27 ~	50,000	50,125
6.250% due 06/01/24 ~	60,000	62,325
Pattern Energy Group Inc 5.875% due 02/01/24 ~	10,000	10,275
PBF Holding Co LLC
7.000% due 11/15/23	30,000	31,200
7.250% due 06/15/25	35,000	36,444
PBF Logistics LP 6.875% due 05/15/23	75,000	76,312
Plains All American Pipeline LP 6.125% due 11/15/22	70,000	67,725
Precision Drilling Corp (Canada)
6.500% due 12/15/21	7,000	7,088
7.125% due 01/15/26 ~	20,000	19,850
7.750% due 12/15/23	5,000	5,219
QEP Resources Inc 5.625% due 03/01/26	25,000	23,687
Resolute Energy Corp 8.500% due 05/01/20	20,000	20,000
RSP Permian Inc 6.625% due 10/01/22	130,000	136,175
SESI LLC 7.750% due 09/15/24 ~	10,000	10,375
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	65,000	62,237
6.750% due 05/01/23 ~	90,000	93,375
6.875% due 06/30/23 ~	55,000	57,337
Shelf Drilling Holdings Ltd (United Arab Emirates) 8.250% due 02/15/25 ~	70,000	70,437
SM Energy Co
6.125% due 11/15/22	10,000	10,050
6.500% due 01/01/23	95,000	95,000
6.750% due 09/15/26	45,000	44,775
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	130,000	134,550
Sunoco LP
4.875% due 01/15/23 ~	40,000	38,650
5.500% due 02/15/26 ~	20,000	19,350
Tallgrass Energy Partners LP 5.500% due 01/15/28 ~	145,000	146,450
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	25,000	24,094
5.000% due 01/31/28 ~	40,000	38,100
6.625% due 06/15/25 ~	25,000	26,969
The Williams Cos Inc
3.700% due 01/15/23	100,000	97,750
4.550% due 06/24/24	10,000	10,120
5.750% due 06/24/44	10,000	10,625
Transocean Inc 7.500% due 01/15/26 ~	30,000	29,625
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	65,000	60,937

	Principal Amount	Value
Weatherford International Ltd
8.250% due 06/15/23	$15,000	$13,088
9.875% due 02/15/24	35,000	32,112
Whiting Petroleum Corp 6.625% due 01/15/26 ~	85,000	85,744
WildHorse Resource Development Corp 6.875% due 02/01/25	100,000	100,750

		4,454,146

Financial - 0.4%

Alliance Data Systems Corp
5.875% due 11/01/21 ~	65,000	66,463
6.375% due 04/01/20 ~	30,000	30,000
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	90,000	92,925
Ally Financial Inc 8.000% due 12/31/18	75,000	77,531
CIT Group Inc
4.125% due 03/09/21	45,000	45,338
6.125% due 03/09/28	25,000	26,000
Equinix Inc REIT
5.375% due 05/15/27	40,000	40,700
5.875% due 01/15/26	125,000	130,625
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	160,924
FBM Finance Inc 8.250% due 08/15/21 ~	130,000	136,500
Five Point Operating Co LP 7.875% due 11/15/25 ~	90,000	91,012
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	155,000	155,000
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	75,000	75,188
HUB International Ltd 7.875% due 10/01/21 ~	100,000	103,625
Icahn Enterprises LP
6.250% due 02/01/22	90,000	91,800
6.375% due 12/15/25	30,000	30,225
JPMorgan Chase & Co 6.750% due 02/01/24	25,000	27,306
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	35,000	33,600
5.625% due 05/01/24	85,000	87,975
Navient Corp
5.000% due 10/26/20	45,000	45,394
5.500% due 01/15/19	140,000	141,890
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	55,413
SBA Communications Corp REIT
4.000% due 10/01/22 ~	40,000	38,500
4.875% due 09/01/24	15,000	14,756
VICI Properties 1 LLC REIT 8.000% due 10/15/23	277,131	308,308

		2,106,998

Industrial - 0.5%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	50,000	50,625
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	50,000	50,375
Berry Global Inc 6.000% due 10/15/22	45,000	46,631
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	40,000	42,987
Bombardier Inc (Canada)
6.000% due 10/15/22 ~	40,000	39,850
6.125% due 01/15/23 ~	5,000	5,012
7.500% due 12/01/24 ~	45,000	46,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Builders FirstSource Inc 5.625% due 09/01/24 ~	$115,000	$116,006
BWAY Holding Co
5.500% due 04/15/24 ~	60,000	60,525
7.250% due 04/15/25 ~	30,000	30,675
Clean Harbors Inc 5.125% due 06/01/21	45,000	45,675
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	25,000	26,031
Cloud Crane LLC 10.125% due 08/01/24 ~	10,000	11,100
Core & Main LP 6.125% due 08/15/25 ~	30,000	29,400
Covanta Holding Corp
5.875% due 03/01/24	40,000	39,300
5.875% due 07/01/25	30,000	29,175
6.375% due 10/01/22	65,000	66,300
Crown Americas LLC 4.750% due 02/01/26 ~	40,000	38,800
DAE Funding LLC (United Arab Emirates)
4.500% due 08/01/22 ~	40,000	38,050
5.000% due 08/01/24 ~	70,000	66,413
GFL Environmental Inc (Canada)
5.375% due 03/01/23 ~	70,000	68,950
9.875% due 02/01/21 ~	25,000	26,438
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	35,000	36,959
Jeld-Wen Inc
4.625% due 12/15/25 ~	10,000	9,625
4.875% due 12/15/27 ~	10,000	9,475
Novelis Corp
5.875% due 09/30/26 ~	55,000	54,313
6.250% due 08/15/24 ~	40,000	41,100
Orbital ATK Inc 5.250% due 10/01/21	60,000	61,425
Owens-Brockway Glass Container Inc
5.875% due 08/15/23 ~	120,000	124,425
6.375% due 08/15/25 ~	130,000	137,475
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	115,000	113,097
5.500% due 02/15/24 ~	50,000	48,625
Standard Industries Inc
5.500% due 02/15/23 ~	65,000	67,437
6.000% due 10/15/25 ~	125,000	128,750
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	70,000	71,370
The Hillman Group Inc 6.375% due 07/15/22 ~	90,000	87,300
TransDigm Inc
5.500% due 10/15/20	20,000	20,150
6.000% due 07/15/22	125,000	127,812
6.500% due 07/15/24	120,000	123,300
6.500% due 05/15/25	35,000	35,438
Waste Pro USA Inc 5.500% due 02/15/26 ~	145,000	143,550
Watco Cos LLC 6.375% due 04/01/23 ~	70,000	72,012
Welbilt Inc 9.500% due 02/15/24	95,000	106,400
Wrangler Buyer Corp 6.000% due 10/01/25 ~	135,000	133,312
XPO Logistics Inc 6.125% due 09/01/23 ~	25,000	25,906

		2,754,262

Technology - 0.3%

Camelot Finance SA 7.875% due 10/15/24 ~	40,000	41,850
Dell International LLC 7.125% due 06/15/24 ~	140,000	149,586

	Principal Amount	Value
Entegris Inc 4.625% due 02/10/26 ~	$95,000	$93,110
Exela Intermediate LLC 10.000% due 07/15/23 ~	50,000	50,813
First Data Corp 5.000% due 01/15/24 ~	30,000	30,113
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	95,000	96,306
Infor US Inc 6.500% due 05/15/22	75,000	76,687
j2 Cloud Services LLC 6.000% due 07/15/25 ~	115,000	118,306
Microsemi Corp 9.125% due 04/15/23 ~	105,000	117,206
Riverbed Technology Inc 8.875% due 03/01/23 ~	195,000	185,981
Seagate HDD Cayman 4.750% due 01/01/25	25,000	24,354
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	200,000	211,190
Solera LLC 10.500% due 03/01/24 ~	65,000	72,638
SS&C Technologies Holdings Inc 5.875% due 07/15/23	105,000	111,142
West Corp 8.500% due 10/15/25 ~	65,000	63,213
Western Digital Corp 4.750% due 02/15/26	130,000	129,958

		1,572,453

Utilities - 0.2%

AES Corp
4.000% due 03/15/21	40,000	40,250
5.125% due 09/01/27	5,000	5,100
5.500% due 04/15/25	189,000	196,324
6.000% due 05/15/26	25,000	26,437
AmeriGas Partners LP
5.500% due 05/20/25	35,000	33,950
5.750% due 05/20/27	10,000	9,613
Calpine Corp
5.250% due 06/01/26 ~	40,000	38,750
5.750% due 01/15/25	80,000	73,400
Dynegy Inc
7.375% due 11/01/22	45,000	47,531
7.625% due 11/01/24	75,000	81,281
8.000% due 01/15/25 ~	30,000	32,775
8.125% due 01/30/26 ~	70,000	77,525
NextEra Energy Operating Partners LP 4.250% due 09/15/24 ~	25,000	24,313
NRG Energy Inc
5.750% due 01/15/28 ~	55,000	53,900
7.250% due 05/15/26	75,000	79,875
NRG Yield Operating LLC
5.000% due 09/15/26	45,000	44,437
5.375% due 08/15/24	40,000	40,350

		905,811

Total Corporate Bonds & Notes (Cost $27,975,193)		28,137,810

SENIOR LOAN NOTES - 92.4%

Basic Materials - 3.7%

Alpha 3 BV Term B1 (Netherlands) 5.302% (USD LIBOR + 3.000%) due 01/31/24 §	1,320,050	1,331,600
Aruba Investments Inc Term B 5.552% (USD LIBOR + 3.250%) due 02/02/22 §	236,230	236,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Emerald Performance Materials LLC 5.377% (USD LIBOR + 3.500%) due 08/01/21 §	$407,989	$412,732
Fairmount Santrol Inc Term B 8.302% (USD LIBOR + 6.000%) due 11/01/22 §	1,490,625	1,511,743
Ferro Corp Term B 4.377% (USD LIBOR + 2.500%) due 02/14/24 §	247,500	249,202
Flint Group GmbH Term C (Germany) 4.741% (USD LIBOR + 3.000%) due 09/07/21 §	130,051	122,898
Flint Group US LLC Term B2 4.741% (USD LIBOR + 3.000%) due 09/07/21 §	786,699	743,431
GrafTech Finance Inc Term B 5.240% (USD LIBOR + 3.500%) due 02/12/25 §	1,550,000	1,551,937
Ineos US Finance LLC Term B 3.877% (USD LIBOR + 2.000%) due 03/31/24 §	2,768,063	2,779,306
Invictus due 01/24/25 µ	400,000	403,688
Kraton Polymers LLC 4.377% (USD LIBOR + 2.500%) due 03/05/25 §	899,278	906,445
MacDermid Inc Term B6 4.877% (USD LIBOR + 3.000%) due 06/07/23 §	1,018,360	1,026,634
Minerals Technologies Inc Term B 4.188% (USD LIBOR + 2.250%) due 02/14/24 §	1,030,554	1,042,792
New Day Aluminum LLC 4.000% Cash and 6.000% PIK due 10/28/20 § Ω ±	38,837	23,302
Noranda Aluminum Acquisition Corp Term B 0.000% due 02/28/19 * § Y Ω ±	579,954	50,108
Orion Engineered Carbons GmbH Term B (Germany) 4.802% (USD LIBOR + 2.500%) due 07/25/24 §	875,283	881,575
Phoenix Services International LLC 5.414% (USD LIBOR + 3.750%) due 03/01/25 §	725,000	729,531
PQ Corp Term B 4.291% (USD LIBOR + 2.500%) due 02/08/25 §	2,171,730	2,181,620
Prince Minerals Inc due 03/20/25 µ	300,000	302,437
Solenis International LP 5.234% (USD LIBOR + 3.250%) due 07/31/21 §	241,250	241,039
Tata Chemicals North American Inc Term B 5.063% (USD LIBOR + 2.750%) due 08/07/20 §	661,595	667,797
Tronox Blocked Borrower LLC Term B 5.302% (USD LIBOR + 3.000%) due 09/22/24 §	565,443	570,921
Tronox Finance LLC Term B 5.302% (USD LIBOR + 3.000%) due 09/22/24 §	1,304,869	1,317,511
Unifrax Corp Term B 5.802% (USD LIBOR + 3.500%) due 04/04/24 §	347,379	350,636
Venator Materials Corp Term B 4.877% (USD LIBOR + 3.000%) due 08/08/24 §	323,375	325,497
Versum Materials Inc 4.302% (USD LIBOR + 2.000%) due 09/29/23 §	369,375	372,203

		20,333,108

	Principal Amount	Value
Communications - 13.7%

ALM Media Holdings Inc 6.802% (USD LIBOR + 4.500%) due 07/31/20 § ±	$342,188	$294,281
Ancestry.com Operations Inc 5.130% (USD LIBOR + 3.250%) due 10/19/23 §	1,996,261	2,008,115
Answers Finance LLC (2nd Lien) 9.000% (PRIME + 7.900%) due 09/15/21 §	246,788	241,852
Campaign Monitor Finance Pty Ltd (Australia) 7.552% (USD LIBOR + 5.250%) due 03/18/21 § Ω ±	563,021	564,372
CenturyLink Inc Term B 4.627% (USD LIBOR + 2.750%) due 01/31/25 §	2,319,188	2,286,575
Consolidated Communications Inc Term B 4.880% (USD LIBOR + 3.000%) due 10/04/23 §	619,417	611,597
CPI International Inc 5.377% (USD LIBOR + 3.500%) due 07/26/24 §	547,250	549,986
CSC Holdings LLC Term B 4.277% (USD LIBOR + 2.500%) due 01/25/26 §	1,075,000	1,076,511
Cumulus Media Holdings Inc 4.900% (USD LIBOR + 3.250%) due 12/23/20 § Y ±	2,232,217	1,911,336
Digicel International Finance Ltd Term B (Bermuda) 5.020% (USD LIBOR + 3.250%) due 05/28/24 §	1,766,126	1,760,607
EIG Investors Corp 5.956% (USD LIBOR + 4.000%) due 02/09/23 §	3,243,081	3,271,747
Entravision Communications Corp Term B 4.627% (USD LIBOR + 2.750%) due 11/29/24 §	895,500	897,179
Extreme Reach Inc 8.130% (USD LIBOR + 6.250%) due 02/07/20 §	419,114	419,376
Frontier Communications Corp Term B1 5.630% (USD LIBOR + 3.750%) due 06/15/24 §	1,563,188	1,545,602
Getty Images Inc Term B 5.802% (USD LIBOR + 3.500%) due 10/18/19 §	1,434,948	1,377,849
Global Eagle Entertainment Inc 9.358% (USD LIBOR + 7.500%) due 01/06/23 §	706,875	738,684
Gray Television Inc Term B 3.920% (USD LIBOR + 2.250%) due 02/07/24 §	197,500	198,590
Hubbard Radio LLC Term B 4.880% (USD LIBOR + 3.000%) due 05/27/22 § µ	562,500	566,983
iHeartCommunications Inc
Term D 8.420% (USD LIBOR + 6.750%) due 01/30/19 Y §	1,102,586	881,380
Term E 9.702% (USD LIBOR + 7.500%) due 07/30/19 Y §	354,610	282,612
Infoblox Inc 6.377% (USD LIBOR + 4.500%) due 11/07/23 §	1,796,537	1,824,045
Information Resources Inc 6.194% (USD LIBOR + 4.250%) due 01/18/24 §	2,004,750	2,022,604

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Intelsat Jackson Holdings SA Term B4 (Luxembourg) 6.456% (USD LIBOR + 4.500%) due 01/14/24 §	$1,300,000	$1,342,792
ION Trading Technologies SARL Term B (Luxembourg) 5.052% (USD LIBOR + 2.750%) due 11/30/24 §	1,945,125	1,930,537
IPC Corp Term B 6.280% (USD LIBOR + 4.500%) due 08/06/21 §	712,274	699,809
JD Power & Associates 6.552% (USD LIBOR + 4.250%) due 09/07/23 §	691,361	694,818
Lamar Media Corp Term B 3.563% (USD LIBOR + 1.750%) due 02/16/25 §	425,000	427,834
Match Group Inc Term B 4.286% (USD LIBOR + 2.500%) due 11/16/22 §	426,563	429,762
Mediacom Illinois LLC Term K 3.990% (USD LIBOR + 2.250%) due 02/15/24 §	412,322	414,383
Numericable Group SA (France)
Term B11 4.522% (USD LIBOR + 2.750%) due 07/31/25 §	1,141,375	1,108,561
Term B12 4.720% (USD LIBOR + 3.000%) due 01/31/26 §	498,750	484,037
Ping Identity Corp Term B 5.622% (USD LIBOR + 3.750%) due 01/22/25 §	300,000	301,500
ProQuest LLC Term B 5.627% (USD LIBOR + 3.750%) due 10/24/21 §	950,959	965,818
Raycom TV Broadcasting LLC Term B 4.127% (USD LIBOR + 2.250%) due 08/23/24 §	895,500	897,739
Red Ventures LLC 5.877% (USD LIBOR + 4.000%) due 11/08/24 §	1,019,875	1,030,711
SBA Senior Finance II LLC Term B1 3.990% (USD LIBOR + 2.250%) due 03/24/21 §	1,419,688	1,424,631
Shutterfly Inc Term B2 due 08/17/24 µ	450,000	453,375
Sinclair Broadcast Group Inc Term B1 due 12/12/24 µ	2,500,000	2,515,925
Sprint Communications Inc Term B 4.438% (USD LIBOR + 2.500%) due 02/02/24 §	2,128,500	2,131,493
SurveyMonkey Inc 6.810% (USD LIBOR + 4.500%) due 04/13/24 §	1,017,313	1,019,856
Switch Ltd Term B 4.127% (USD LIBOR + 2.250%) due 06/27/24 §	223,313	224,883
Telenet Financing LLC Term AL 4.277% (USD LIBOR + 2.500%) due 03/01/26 §	1,450,000	1,458,803
Telesat Canada Term B4 (Canada) 5.310% (USD LIBOR + 3.000%) due 11/17/23 §	2,919,559	2,936,588
The E.W. Scripps Co Term B 6.000% (PRIME + 1.250%) due 10/02/24 §	323,375	324,992
Uber Technologies Term B 5.877% (USD LIBOR + 4.000%) due 07/13/23 §	4,543,374	4,567,795

	Principal Amount	Value
Uber Technologies Inc due 04/04/25 µ	$1,225,000	$1,234,188
Unitymedia Finance LLC Term D 4.027% (USD LIBOR + 2.250%) due 01/15/26 §	800,000	799,875
Univision Communications Inc Term C5 4.627% (USD LIBOR + 2.750%) due 03/15/24 §	4,642,439	4,576,428
UPC Financing Partnership Term AR 4.277% (USD LIBOR + 2.500%) due 01/15/26 §	1,500,000	1,506,429
Vestcom Parent Holdings Inc 5.877% (USD LIBOR + 4.000%) due 12/19/23 §	1,758,773	1,771,963
Virgin Media Bristol LLC 4.277% (USD LIBOR + 2.500%) due 01/15/26 §	4,500,000	4,528,125
Vivid Seats Ltd 5.148% (USD LIBOR + 3.500%) due 06/30/24 §	868,438	871,151
West Corp 5.877% (USD LIBOR + 4.000%) due 10/10/24 §	922,688	930,953
Term B1 due 10/10/24 µ	200,000	202,000
Ziggo Secured Finance Partnership Term E 4.277% (USD LIBOR + 2.500%) due 04/15/25 §	5,150,000	5,119,419

		74,659,056

Consumer, Cyclical - 11.3%

Agro Merchants NAI Holdings LLC Term B 6.052% (USD LIBOR + 3.750%) due 12/06/24 §	324,210	327,452
Amaya Holdings BV Term B (Netherlands) 5.802% (USD LIBOR + 3.500%) due 08/01/21 §	2,326,416	2,340,811
American Axle & Manufacturing Inc Term B 4.130% (USD LIBOR + 2.250%) due 04/06/24 §	1,896,125	1,906,197
American Builders & Contractors Supply Co Inc Term B 4.377% (USD LIBOR + 2.500%) due 10/31/23 §	1,584,000	1,589,720
Ascena Retail Group Inc Term B 6.438% (USD LIBOR + 4.500%) due 08/21/22 §	1,277,699	1,137,152
Bass Pro Group LLC Term B 6.877% (USD LIBOR + 5.000%) due 09/25/24 §	796,000	789,333
BJ’s Wholesale Club Inc 5.191% (USD LIBOR + 3.500%) due 02/03/24 §	595,500	595,771
Boyd Gaming Corp Term B3 4.236% (USD LIBOR + 2.500%) due 09/15/23 §	2,153,317	2,167,544
CDS US Intermediate Holdings Inc 6.052% (USD LIBOR + 3.750%) due 07/08/22 §	1,102,587	1,105,229
CFSP Acquisition Corp 4.822% (USD LIBOR + 3.000%) due 03/21/25 §	183,589	183,589
CityCenter Holdings LLC Term B 4.377% (USD LIBOR + 2.500%) due 04/18/24 §	3,183,356	3,201,511
ClubCorp Club Operations Inc Term B 5.552% (USD LIBOR + 3.250%) due 09/18/24 §	1,468,902	1,480,182
Crown Finance US Inc 4.377% (USD LIBOR + 2.500%) due 02/28/25 §	1,700,000	1,699,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
CS Intermediate Holdco 2 LLC Term B 4.302% (USD LIBOR + 2.000%) due 11/02/23 §	$259,713	$261,390
Cyan Blue Holdco 3 Ltd Term B (United Kingdom) 5.052% (USD LIBOR + 2.750%) due 08/23/24 §	248,128	249,136
David’s Bridal Inc Term B 6.310% (USD LIBOR + 4.000%) due 10/11/19 §	1,183,124	1,018,374
Delachaux SA Term B2 (France) 5.802% (USD LIBOR + 3.500%) due 10/28/21 §	317,878	319,467
Delta 2 SARL (Luxembourg) 4.377% (USD LIBOR + 2.500%) due 02/01/24 §	1,114,607	1,118,554
DexKo Global Inc 5.802% (USD LIBOR + 3.500%) due 07/24/24 §	723,188	729,967
Eldorado Resorts LLC Term B 4.128% (USD LIBOR + 2.250%) due 04/17/24 §	1,814,526	1,822,464
Evergreen Acqco 1 LP 5.495% (USD LIBOR + 3.750%) due 07/09/19 §	1,997,794	1,925,997
EXC Holdings III Corp 5.161% (USD LIBOR + 3.500%) due 12/02/24 §	399,000	403,988
Federal-Mogul Holdings Corp Term C 5.555% (USD LIBOR + 3.750%) due 04/15/21 §	4,088,906	4,119,148
Four Seasons Hotels Ltd (Canada) 3.877% (USD LIBOR + 2.000%) due 11/30/23 §	567,813	571,209
Golden Nugget Inc 4.979% (USD LIBOR + 3.250%) due 10/04/23 §	2,013,924	2,033,435
Go Wireless Inc Term B 8.377% (USD LIBOR + 6.500%) due 12/22/24 §	617,188	616,930
GVC Holdings PLC Term B2 due 03/15/24 µ	900,000	901,406
Hayward Industries Inc 5.377% (USD LIBOR + 3.500%) due 08/05/24 §	373,125	375,224
Horizon Global Corp Term B 6.377% (USD LIBOR + 4.500%) due 06/30/21 §	921,302	925,909
IRB Holding Corp 4.936% (USD LIBOR + 3.250%) due 02/05/25 §	700,000	708,021
J. Crew Group Inc Term B 5.098% (USD LIBOR + 3.000%) due 03/05/21 § Ω ±	2,354,505	1,515,124
Kasima LLC Term B 4.730% (USD LIBOR + 2.500%) due 05/17/21 §	199,449	200,861
La Quinta Intermediate Holdings LLC Term B 4.470% (USD LIBOR + 2.750%) due 04/14/21 §	770,521	773,406
Libbey Glass Inc Term B 4.718% (USD LIBOR + 3.000%) due 04/09/21 §	1,235,116	1,221,221
Live Nation Entertainment Inc Term B3 3.688% (USD LIBOR + 1.750%) due 10/31/23 §	1,954,461	1,969,526
Neiman Marcus Group Ltd LLC 4.941% (USD LIBOR + 3.250%) due 10/25/20 §	1,050,659	910,461

	Principal Amount	Value
New Red Finance Term B3 (Canada) 4.294% (USD LIBOR + 2.250%) due 02/16/24 §	$3,960,352	$3,969,429
Party City Holdings Inc Term B 4.487% (USD LIBOR + 2.750%) due 08/19/22 §	1,022,405	1,027,659
PetSmart Inc Term B2 4.680% (USD LIBOR + 3.000%) due 03/11/22 §	2,252,514	1,813,273
Pier 1 Imports Inc Term B 5.953% (USD LIBOR + 3.500%) due 04/30/21 §	409,063	389,632
Playa Resorts Holding BV Term B (Netherlands) 5.000% (USD LIBOR + 3.250%) due 04/29/24 §	1,432,394	1,443,495
Sage Automotive Interiors Inc 6.877% (USD LIBOR + 5.000%) due 10/27/22 §	444,375	449,374
Seminole Hard Rock Entertainment Inc Term B 4.443% (USD LIBOR + 2.750%) due 05/14/20 §	214,875	216,576
Serta Simmons Bedding LLC 5.216% (USD LIBOR + 3.500%) due 11/08/23 §	4,382,363	4,007,123
Sesac Holdco II LLC 4.877% (USD LIBOR + 3.000%) due 02/23/24 §	346,500	347,150
SMG Holdings Inc 5.137% (USD LIBOR + 3.250%) due 01/23/25 §	200,000	202,208
Steinway Musical Instruments Inc Term B 5.536% (USD LIBOR + 3.750%) due 02/13/25 §	725,000	731,344
TI Group Automotive Systems LLC 4.377% (USD LIBOR + 2.500%) due 06/30/22 §	837,732	843,230
Travel Leaders Group LLC 6.350% (USD LIBOR + 4.500%) due 01/25/24 §	1,782,034	1,806,537
Tropicana Entertainment Inc 4.877% (USD LIBOR + 3.000%) due 11/27/20 §	138,000	139,121
Visteon Corp 3.833% (USD LIBOR + 2.000%) due 03/24/24 §	495,833	500,095
Wastequip LLC 5.322% (USD LIBOR + 3.500%) due 03/13/25 §	100,000	100,750
Wyndham Hotels & Resorts Inc Term B due 03/28/25 µ	800,000	800,000

		62,002,600

Consumer, Non-Cyclical - 21.8%

Acadia Healthcare Co Inc Term B4 4.377% (USD LIBOR + 2.500%) due 02/16/23 §	2,860,269	2,887,979
ADMI Corp Term B 5.595% (USD LIBOR + 3.750%) due 04/30/22 §	972,500	976,957
Akorn Inc Term B 6.188% (USD LIBOR + 4.250%) due 04/16/21 §	696,598	693,769
Albany Molecular Research Inc 5.127% (USD LIBOR + 3.250%) due 08/30/24 §	671,625	674,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Albertsons LLC
Term B4 4.627% (USD LIBOR + 2.750%) due 08/25/21 §	$3,234,430	$3,202,985
Term B6 4.956% (USD LIBOR + 3.000%) due 06/22/23 §	1,470,368	1,454,746
Alkermes Inc Term B 4.130% (USD LIBOR + 2.250%) due 03/23/23 §	403,697	406,724
Alliance Healthcare Services Inc Term B 6.341% (USD LIBOR + 4.500%) due 10/24/23 §	670,781	675,812
Alphabet Holding Co Inc 5.377% (USD LIBOR + 3.500%) due 09/26/24 §	2,014,875	1,878,871
American Seafoods Group LLC 4.650% (USD LIBOR + 2.750%) due 08/21/23 §	266,979	267,313
Amneal Pharmaceuticals LLC 5.377% (USD LIBOR + 3.500%) due 11/01/19 §	2,555,730	2,562,906
Arbor Pharmaceuticals Inc Term B 6.994% (USD LIBOR + 5.000%) due 07/05/23 §	1,961,246	1,993,116
Ardent Legacy Acquisitions Inc Term B 7.377% (USD LIBOR + 5.500%) due 08/04/21 §	1,384,750	1,391,674
Argon Medical Devices Inc Term B 6.052% (USD LIBOR + 3.750%) due 01/23/25 §	800,000	806,000
Avantor Inc 5.877% (USD LIBOR + 4.000%) due 11/21/24 §	2,044,875	2,068,733
BioClinica Inc 6.000% (USD LIBOR + 4.250%) due 10/20/23 §	1,528,459	1,497,890
Carestream Dental Equiment Inc 5.552% (USD LIBOR + 3.250%) due 09/01/24 §	323,375	324,790
CH Guenther & Son Inc Term B due 03/22/25 µ	400,000	402,688
CHG Healthcare Services Inc Term B 4.772% (USD LIBOR + 3.000%) due 06/07/23 §	2,156,307	2,177,422
Coinamatic Canada Inc (Canada) 5.127% (USD LIBOR + 3.250%) due 05/14/22 §	245,662	247,249
Community Health Systems Inc
Term G 4.734% (USD LIBOR + 2.750%) due 12/31/19 §	980,000	957,950
Term H 4.984% (USD LIBOR + 3.000%) due 01/27/21 §	3,378,080	3,253,982
Concentra Inc 4.530% (USD LIBOR + 2.750%) due 06/01/22 §	679,010	680,919
Convatec Inc Term B 4.552% (USD LIBOR + 2.250%) due 10/31/23 §	370,764	373,197
CPI Holdco LLC 5.802% (USD LIBOR + 3.500%) due 03/21/24 §	420,751	423,907
Crossmark Holdings Inc 5.802% (USD LIBOR + 3.500%) due 12/20/19 §	357,098	177,656
CryoLife Inc Term B 6.302% (USD LIBOR + 4.000%) due 11/14/24 §	423,938	429,767

	Principal Amount	Value
Del Monte Foods Inc 5.159% (USD LIBOR + 3.250%) due 02/18/21 §	$1,034,412	$891,319
Diplomat Pharmacy Inc Term B 6.380% (USD LIBOR + 4.500%) due 12/20/24 §	406,250	410,059
DJO Finance LLC 5.035% (USD LIBOR + 3.250%) due 06/08/20 §	1,706,250	1,716,737
Dole Food Co Inc Term B 4.808% (USD LIBOR + 2.750%) due 04/06/24 §	1,054,844	1,058,222
EAB Global Inc 5.484% (USD LIBOR + 3.750%) due 11/15/24 §	1,100,000	1,105,500
Electro Rent Corp 6.984% (USD LIBOR + 5.000%) due 01/31/24 §	1,822,111	1,833,499
Element Materials Technology Group US Holdings Inc Term B 5.802% (USD LIBOR + 3.500%) due 06/28/24 §	324,188	326,416
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 6.188% (USD LIBOR + 4.250%) due 04/29/24 §	4,399,294	4,404,243
Envision Healthcare Corp Term B 4.880% (USD LIBOR + 3.000%) due 12/01/23 §	2,654,865	2,671,458
Equian LLC Term B 5.154% (USD LIBOR + 3.250%) due 05/20/24 §	372,811	375,374
Flavors Holdings Inc 8.052% (USD LIBOR + 5.750%) due 04/03/20 §	556,875	506,756
Garda World Security Corp (Canada) 5.511% (USD LIBOR + 3.500%) due 05/24/24 §	1,190,056	1,204,039
Genoa a QoL Healthcare Co LLC 5.127% (USD LIBOR + 3.250%) due 10/28/23 §	369,396	372,167
GHX Ultimate Parent Corp 5.302% (USD LIBOR + 3.000%) due 06/28/24 §	545,875	548,263
Global Payments Inc Term B3 3.627% (USD LIBOR + 1.750%) due 04/21/23 §	293,981	295,215
Greatbatch Ltd Term B 4.990% (USD LIBOR + 3.250%) due 10/27/22 §	3,008,474	3,036,679
Grifols Worldwide Operations USA Inc 3.986% (USD LIBOR + 2.250%) due 01/31/25 §	2,079,000	2,088,420
HLF Financing SARL Term B 7.377% (USD LIBOR + 5.500%) due 02/15/23 §	1,665,000	1,684,772
Horizon Pharma Inc 5.125% (USD LIBOR + 3.250%) due 03/29/24 §	2,175,932	2,191,799
IAP Worldwide Services Inc 7.802% (USD LIBOR + 5.500%) due 07/18/18 § Ω ±	67,948	68,016
(2nd Lien) 8.802% (USD LIBOR + 6.500%) due 07/18/19 § Ω ±	904,938	736,529
INC Research LLC Term B 4.127% (USD LIBOR + 2.250%) due 08/01/24 §	381,250	382,977
Indivior Finance SARL Term B (Luxembourg) 6.420% (USD LIBOR + 4.500%) due 12/18/22 §	723,188	726,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Jaguar Holding Co II 4.600% (USD LIBOR + 2.500%) due 08/18/22 §	$4,078,921	$4,097,276
JBS USA LLC Term B 4.678% (USD LIBOR + 2.500%) due 10/30/22 §	3,069,000	3,063,629
KIK Custom Products Inc Term B 5.875% (USD LIBOR + 4.000%) due 05/15/23 §	2,159,890	2,183,964
Kindred Healthcare Inc 5.250% (USD LIBOR + 3.500%) due 04/09/21 §	3,080,054	3,093,963
Kinetic Concepts Inc Term B 5.552% (USD LIBOR + 3.250%) due 02/02/24 §	1,637,625	1,647,246
KUEHG Corp 6.052% (USD LIBOR + 3.750%) due 08/13/22 §	2,163,400	2,181,316
LegalZoom.com Inc 6.341% (USD LIBOR + 4.500%) due 11/21/24 §	623,438	628,893
LSC Communications Inc Term B 7.377% (USD LIBOR + 5.500%) due 09/30/22 §	600,000	606,000
Mallinckrodt International Finance SA (Luxembourg) Term B
4.820% (USD LIBOR + 3.000%) due 02/24/25 §	725,000	727,039
5.203% (USD LIBOR + 2.750%) due 09/24/24 §	2,625,730	2,627,190
Medical Depot Holdings Inc 7.802% (USD LIBOR + 5.500%) due 01/03/23 §	435,938	407,602
Monitronics International Inc Term B2 7.802% (USD LIBOR + 5.500%) due 09/30/22 §	1,839,257	1,794,425
MPH Acquisition Holdings LLC Term B 5.052% (USD LIBOR + 2.750%) due 06/07/23 §	1,398,426	1,406,730
New Millennium HoldCo Inc 8.377% (USD LIBOR + 6.500%) due 12/21/20 §	378,354	130,059
ON Assignment Inc Term B4 due 02/21/25 µ	400,000	401,900
Opal Acquisition Inc Term B 6.029% (USD LIBOR + 4.000%) due 11/27/20 §	1,571,141	1,492,584
Ortho-Clinical Diagnostics SA Term B 5.627% (USD LIBOR + 3.750%) due 06/30/21 §	2,891,055	2,918,459
Parexel International Corp Term B 4.627% (USD LIBOR + 2.750%) due 09/27/24 §	2,213,875	2,217,196
PharMerica Corp 5.211% (USD LIBOR + 3.500%) due 12/06/24 §	675,000	678,797
Pinnacle Foods Finance LLC Term B 3.377% (USD LIBOR + 1.750%) due 02/02/24 §	273,957	275,571
Post Holdings Inc Series A 3.880% (USD LIBOR + 2.000%) due 05/24/24 §	1,017,313	1,020,730
Prestige Brands Inc Term B4 3.877% (USD LIBOR + 2.000%) due 01/26/24 §	1,741,107	1,747,636
Prometric Holdings Inc 4.770% (USD LIBOR + 3.000%) due 01/29/25 §	250,000	251,953

	Principal Amount	Value
Prospect Medical Holdings Inc Term B 7.188% (USD LIBOR + 5.500%) due 02/22/24 §	$975,000	$977,437
PSC Industrial Holdings Corp 6.036% (USD LIBOR + 4.250%) due 10/03/24 §	598,500	604,485
RadNet Inc 5.220% (USD LIBOR + 3.500%) due 06/30/23 §	952,630	965,133
Rent-A-Center Inc Term B 4.880% (USD LIBOR + 3.000%) due 03/19/21 §	78,767	78,617
Select Medical Corp Term B 4.461% (USD LIBOR + 2.750%) due 03/01/21 §	3,984,750	4,012,145
ServiceMaster Co Term B 4.377% (USD LIBOR + 2.500%) due 11/08/23 §	1,876,250	1,886,217
SGS Cayman LP Term B (Cayman) 7.677% (USD LIBOR + 5.375%) due 04/23/21 §	163,993	157,843
Supervalu Inc 5.377% (USD LIBOR + 3.500%) due 06/08/24 §	194,906	193,615
Term B 5.377% (USD LIBOR + 3.500%) due 06/08/24 §	324,844	322,692
Surgery Center Holdings Inc Term B 5.130% (USD LIBOR + 3.250%) due 09/02/24 §	845,750	846,410
Sutherland Global Services Inc Term B 7.677% (USD LIBOR + 5.375%) due 04/23/21 §	704,507	678,088
Syniverse Holdings Inc 6.718% (USD LIBOR + 5.000%) due 03/09/23 §	825,000	835,957
Team Health Holdings Inc 4.627% (USD LIBOR + 2.750%) due 02/06/24 §	1,262,250	1,211,760
US Anesthesia Partners Inc 4.877% (USD LIBOR + 3.000%) due 06/23/24 §	1,192,370	1,199,823
US Foods Inc Term B 4.377% (USD LIBOR + 2.500%) due 06/27/23 §	989,924	998,105
Valeant Pharmaceuticals International Inc Series F4 Term B (Canada) 5.240% (USD LIBOR + 3.500%) due 04/01/22 §	4,961,607	5,020,218
WASH Multifamily Laundry Systems LLC 5.127% (USD LIBOR + 3.250%) due 05/14/22 §	1,501,520	1,511,217
Wink Holdco Inc Term B 4.664% (USD LIBOR + 3.000%) due 12/02/24 §	399,000	398,127

		119,022,455

Diversified - 0.5%

Stena International SARL Term B (Luxembourg) 5.310% (USD LIBOR + 3.000%) due 03/03/21 §	1,224,000	1,175,040
Travelport Finance SARL Term B (Luxembourg) 4.401% (USD LIBOR + 2.500%) due 03/17/25 §	1,625,000	1,630,078

		2,805,118

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Energy - 3.2%

Apro LLC Term B 5.690% (USD LIBOR + 4.000%) due 08/08/24 §	$220,313	$221,690
BCP Raptor LLC Term B 6.039% (USD LIBOR + 4.250%) due 06/24/24 §	595,500	600,190
Charah LLC 8.186% (USD LIBOR + 6.250%) due 10/25/24 §	539,688	547,108
Citgo Petroleum Corp Term B 5.195% (USD LIBOR + 3.500%) due 07/29/21 §	4,951,413	4,963,791
Delek US Holdings Inc due 03/13/25 µ	300,000	301,500
Fieldwood Energy LLC
0.000% due 09/30/20 Y §	231,288	218,856
4.752% (USD LIBOR + 2.875%) due 09/28/18 Y §	2,734,694	2,731,275
8.877% (USD LIBOR + 7.000%) due 08/31/20 Y §	173,774	173,992
(2nd Lien) 0.000% due 09/30/20 Y §	318,712	64,274
Granite Acquisition Inc
Term B 5.195% (USD LIBOR + 3.500%) due 12/19/21 §	2,046,608	2,078,108
Term C 5.802% (USD LIBOR + 3.500%) due 12/19/21 §	92,720	94,147
Green Plains Renewable Energy Inc Term B 7.380% (USD LIBOR + 5.500%) due 08/18/23 §	845,750	858,436
Medallion Midland Acquisition LLC 5.127% (USD LIBOR + 3.250%) due 10/30/24 §	523,688	524,997
MEG Energy Corp Term B (Canada) 5.810% (USD LIBOR + 3.500%) due 12/31/23 §	460,453	461,424
Murray Energy Corp Term B2 9.552% (USD LIBOR + 7.250%) due 04/16/20 §	1,514,092	1,290,764
Oxbow Carbon LLC Term B 5.627% (USD LIBOR + 3.750%) due 01/04/23 §	543,125	550,593
Paragon Offshore Finance Co Term B (Cayman) 1.000% due 07/18/21 § Ω ±	5,857	-
Sheridan Production Partners I LLC
Term B2 I-A 5.530% (USD LIBOR + 3.500%) due 10/01/19 §	163,471	138,678
Term B2 I-M 5.530% (USD LIBOR + 3.500%) due 10/01/19 §	99,849	84,705
Sonneborn LLC 5.627% (USD LIBOR + 3.750%) due 12/10/20 §	281,758	284,047
Sonneborn Refined Products BV (Netherlands) 5.627% (USD LIBOR + 3.750%) due 12/10/20 §	49,722	50,126
Thermon Industries Inc Term B 5.414% (USD LIBOR + 3.750%) due 10/24/24 §	292,500	295,059
Ultra Resources Inc 4.765% (USD LIBOR + 3.000%) due 04/12/24 §	900,000	894,375

		17,428,135

	Principal Amount	Value
Financial - 14.6%

AmWINS Group Inc Term B 4.587% (USD LIBOR + 2.750%) due 01/25/24 §	$1,333,125	$1,342,040
Aretec Group Inc
(2nd Lien) 2.000% Cash or 4.500% PIK due 05/23/21	2,255,661	2,264,119
Term B1 5.898% (USD LIBOR + 4.250%) due 11/23/20 §	1,470,160	1,477,511
Armor Holding II LLC 6.810% (USD LIBOR + 4.500%) due 06/26/20 §	512,427	514,669
Asurion LLC
(2nd Lien) 7.877% (USD LIBOR + 6.000%) due 08/04/25 §	1,350,000	1,389,656
Term B4 4.627% (USD LIBOR + 2.750%) due 08/04/22 §	2,836,467	2,856,263
Term B6 4.627% (USD LIBOR + 2.750%) due 11/03/23 §	1,974,564	1,990,078
Bronco Midstream Funding LLC Term B 5.873% (USD LIBOR + 4.000%) due 08/15/20 §	973,370	986,146
Citco Funding LLC 4.877% (USD LIBOR + 3.000%) due 03/31/22 §	3,180,558	3,211,372
Corporate Capital Trust Inc Term B 5.563% (USD LIBOR + 3.250%) due 05/20/19 §	816,000	819,570
Cunningham Lindsey US Inc 6.052% (USD LIBOR + 3.750%) due 12/10/19 §	881,972	881,421
Delos Finance SARL Term B (Luxembourg) 4.052% (USD LIBOR + 1.750%) due 10/06/23 §	2,000,000	2,011,000
Ditech Holding Corp 7.877% (USD LIBOR + 6.000%) due 06/30/22 §	2,118,038	2,063,763
DTZ US Borrower LLC 5.183% (USD LIBOR + 3.250%) due 11/04/21 §	5,374,780	5,353,507
EIG Management Co LLC Term B 5.654% (USD LIBOR + 3.750%) due 01/30/25 §	225,000	227,531
ESH Hospitality Inc REIT Term B 4.127% (USD LIBOR + 2.250%) due 08/30/23 §	5,484,025	5,522,584
Flying Fortress Inc Term B 4.052% (USD LIBOR + 1.750%) due 10/30/22 §	2,513,333	2,526,574
Freedom Mortgage Corp 6.622% (USD LIBOR + 4.750%) due 02/23/22 §	2,806,498	2,845,087
Greenhill & Co Inc 5.595% (USD LIBOR + 3.750%) due 10/12/22 §	864,063	871,623
GreenSky Holdings LLC Term B due 03/22/25 µ	1,175,000	1,172,062
GTCR Valor Cos Inc Term B1 5.127% (USD LIBOR + 3.250%) due 06/16/23 §	1,369,995	1,383,160
Guggenheim Partners LLC 4.862% (USD LIBOR + 2.750%) due 07/21/23 §	2,466,457	2,484,955

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Harbourvest Partners LLC Term B 4.552% (USD LIBOR + 2.250%) due 02/20/25 §	$1,637,883	$1,640,954
Henry Co LLC Term B 5.877% (USD LIBOR + 4.000%) due 10/05/23 §	222,686	226,166
Hub International Ltd Term B 4.839% (USD LIBOR + 3.000%) due 10/02/20 §	3,648,346	3,671,149
IG Investment Holdings LLC 5.802% (USD LIBOR + 3.500%) due 10/29/21 §	932,585	943,659
Iron Mountain Inc Term B 3.622% (USD LIBOR + 1.750%) due 03/23/26 §	700,000	700,292
LPL Holdings Inc Term B 4.472% (USD LIBOR + 2.250%) due 09/23/24 §	1,191,886	1,196,355
LSF9 Atlantis Holdings LLC 7.686% (USD LIBOR + 6.000%) due 05/01/23 §	1,594,531	1,576,593
MGM Growth Properties Operating Partnership LP Term B 3.877% (USD LIBOR + 2.000%) due 04/25/23 §	4,352,541	4,368,319
MIP Delaware LLC Term B1 5.302% (USD LIBOR + 3.000%) due 03/09/20 §	121,676	122,588
NXT Capital Inc 5.380% (USD LIBOR + 3.500%) due 11/22/22 §	1,605,306	1,631,392
Ocwen Financial Corp Term B 6.786% (USD LIBOR + 5.000%) due 12/05/20 §	219,450	221,918
PGX Holdings Inc 7.130% (USD LIBOR + 5.250%) due 09/29/20 §	406,584	394,387
Quality Care Properties Inc 7.127% (USD LIBOR + 5.250%) due 10/31/22 §	1,481,250	1,499,766
RE/MAX International Inc Term B 5.052% (USD LIBOR + 2.750%) due 12/15/23 §	1,747,933	1,757,722
RHP Hotel Properties LP Term B 4.070% (USD LIBOR + 2.250%) due 05/11/24 §	870,183	876,818
Salient Partners LP 10.322% (USD LIBOR + 8.500%) due 05/19/21 §	598,500	589,522
Sedgwick Inc due 03/01/21 µ	925,000	925,462
Sheridan Investment Partners II LP
Term A 5.490% (USD LIBOR + 3.500%) due 12/16/20 §	75,489	65,392
Term B 5.490% (USD LIBOR + 3.500%) due 12/16/20 §	542,670	470,088
Term M 5.490% (USD LIBOR + 3.500%) due 12/16/20 §	28,153	24,388
Sheridan Production Partners I LLC Term B2 5.530% (USD LIBOR + 3.500%) due 10/01/19 §	1,233,665	1,046,558
TKC Holdings Inc 6.030% (USD LIBOR + 4.250%) due 02/01/23 §	618,750	625,711
Toys ‘R’ Us Property Co I LLC Term B 0.000% due 08/21/19 Y §	2,031,094	1,693,425

	Principal Amount	Value
USI Inc 5.302% (USD LIBOR + 3.000%) due 05/16/24 §	$1,890,500	$1,898,535
VF Holding Corp 5.127% (USD LIBOR + 3.250%) due 06/30/23 §	2,913,175	2,940,486
Victory Capital Management Inc Term B 5.052% (USD LIBOR + 2.750%) due 02/07/25 §	246,736	248,047
Virtus Investment Partners Inc 4.277% (USD LIBOR + 2.500%) due 06/01/24 §	323,375	325,194
Walker & Dunlop Inc Term B 4.877% (USD LIBOR + 3.000%) due 12/11/20 §	2,948,928	2,985,790
Werner FinCo LP 5.882% (USD LIBOR + 4.000%) due 07/24/24 §	1,147,875	1,162,223

		80,023,590

Industrial - 13.4%

Accudyne Industries LLC 5.127% (USD LIBOR + 3.250%) due 08/18/24 §	597,000	600,778
Ameriforge Group Inc 10.302% (USD LIBOR + 8.000%) Cash and 1.000% PIK due 06/08/22 § Ω ±	357,382	387,723
Apex Tool Group LLC Term B 5.627% (USD LIBOR + 3.750%) due 02/01/22 §	2,012,344	2,014,388
Atkore International Inc 5.060% (USD LIBOR + 2.750%) due 12/22/23 §	324,188	326,741
Avolon SARL Term B2 (Luxembourg) 4.072% (USD LIBOR + 2.250%) due 04/03/22 §	4,018,356	4,026,449
Brand Energy & Infrastructure Services Inc 6.001% (USD LIBOR + 4.250%) due 06/21/24 §	745,121	752,158
BWAY Holding Co Term B 4.958% (USD LIBOR + 3.250%) due 04/03/24 §	595,500	599,160
CeramTec Group GmbH Term B due 11/29/24 µ	975,000	972,563
Clark Equipment Co Term B 4.302% (USD LIBOR + 2.000%) due 05/18/24 §	1,259,020	1,261,380
Clean Harbors Inc Term B 3.877% (USD LIBOR + 2.000%) due 06/27/24 §	248,125	249,521
Consolidated Container Co LLC 4.877% (USD LIBOR + 3.000%) due 05/22/24 §	646,754	651,605
Core & Main LP Term B 5.116% (USD LIBOR + 3.000%) due 08/01/24 §	648,375	651,718
CPG International Inc 5.593% (USD LIBOR + 3.750%) due 05/03/24 §	1,931,909	1,952,837
CPM Holdings Inc Term B 5.377% (USD LIBOR + 3.500%) due 04/11/22 §	473,791	480,824
Crown Holdings Inc Term B due 01/29/25 µ	525,000	530,203
Dayco Products LLC Term B 6.984% (USD LIBOR + 5.000%) due 05/19/23 §	645,125	652,786
DXP Enterprises Inc Term B 7.377% (USD LIBOR + 5.500%) due 08/29/23 §	422,875	424,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Dynacast International LLC Term B 5.552% (USD LIBOR + 3.250%) due 01/28/22 §	$880,418	$887,022
Electrical Components International Inc Term B 7.052% (USD LIBOR + 4.750%) due 05/28/21 §	505,457	508,932
EnergySolutions LLC 6.630% (USD LIBOR + 4.750%) due 05/29/20 §	489,107	496,444
Engineered Machinery Holdings Inc 5.552% (USD LIBOR + 3.250%) due 07/19/24 § µ	274,313	274,827
EWT Holdings III Corp 5.302% (USD LIBOR + 3.000%) due 12/20/24 §	2,145,604	2,163,709
Expera Specialty Solutions LLC Term B 6.127% (USD LIBOR + 4.250%) due 11/03/23 §	640,250	651,454
Filtration Group Corp due 03/27/25 µ	1,000,000	997,500
Flex Acquisition Co Inc 4.695% (USD LIBOR + 3.000%) due 12/29/23 §	2,927,875	2,945,261
Gardner Denver Inc Term B 5.052% (USD LIBOR + 2.750%) due 07/30/24 §	1,094,500	1,101,265
Gates Global LLC Term B 5.052% (USD LIBOR + 2.750%) due 04/01/24 §	3,268,265	3,290,531
Gemini HDPE LLC Term B 4.280% (USD LIBOR + 2.500%) due 08/07/24 §	361,887	364,149
GFL Environmental Inc Term B (Canada) 5.052% (USD LIBOR + 2.750%) due 09/29/23 §	1,477,500	1,486,734
Global Brass & Copper Inc Term B 5.188% (USD LIBOR + 3.250%) due 07/18/23 §	517,125	522,296
Hanjin International Corp Term B 4.234% (USD LIBOR + 2.500%) due 10/18/20 §	425,000	427,656
Lonestar Generation LLC Term B 6.010% (USD LIBOR + 4.250%) due 02/22/21 §	1,680,175	1,669,674
Milacron LLC Term B 4.377% (USD LIBOR + 2.500%) due 09/28/23 §	1,686,301	1,693,679
Multi Color Corp Term B 4.127% (USD LIBOR + 2.250%) due 10/31/24 §	274,313	276,113
Neenah Foundry Co 8.390% (USD LIBOR + 6.500%) due 12/13/22 §	691,250	707,667
Paladin Brands Holding Inc Term B 7.802% (USD LIBOR + 5.500%) due 08/15/22 §	1,050,940	1,064,077
Pelican Products Inc 6.127% (USD LIBOR + 4.250%) due 04/11/20 §	444,752	446,975
Penn Engineering & Manufacturing Corp Term B 4.627% (USD LIBOR + 2.750%) due 06/27/24 §	695,994	699,474
Pro Mach Group Inc Term B 5.035% (USD LIBOR + 3.000%) due 03/07/25 §	200,000	200,554
Quikrete Holdings Inc 4.627% (USD LIBOR + 2.750%) due 11/15/23 §	2,556,752	2,571,134

	Principal Amount	Value
Reynolds Group Holdings Inc 4.627% (USD LIBOR + 2.750%) due 02/05/23 §	$4,002,715	$4,027,732
Robertshaw US Holding Corp 5.438% (USD LIBOR + 3.500%) due 02/19/25 §	500,000	505,000
SIG Combibloc US Acquisition Inc 4.627% (USD LIBOR + 2.750%) due 03/13/22 §	2,645,708	2,664,132
Signode Industrial Group US Inc Term B 5.423% (USD LIBOR + 2.750%) due 05/04/21 §	695,197	694,310
Southwire Co 4.125% (USD LIBOR + 2.250%) due 02/10/21 §	311,945	313,635
Spectrum Holdings III Corp 5.127% (USD LIBOR + 3.250%) due 01/31/25 §	295,750	297,229
Summit Materials Cos I LLC Term B 4.127% (USD LIBOR + 2.250%) due 11/21/24 §	1,296,750	1,306,880
Tecomet Inc 5.283% (USD LIBOR + 3.500%) due 05/01/24 §	2,903,063	2,933,304
Tekni-Plex Inc
due 10/17/24 µ	123,810	124,403
Term B1 5.127% (USD LIBOR + 3.250%) due 10/17/24 §	249,375	250,466
Titan Acquisition Ltd Term B due 03/28/25 µ	2,425,000	2,418,938
TransDigm Inc
Term F 4.773% (USD LIBOR + 2.750%) due 06/09/23 §	3,872,673	3,892,037
Term G 4.707% (USD LIBOR + 2.500%) due 08/22/24 §	1,814,685	1,822,749
Trinseo Materials Operating SCA (Luxembourg) 4.377% (USD LIBOR + 2.500%) due 09/06/24 §	1,706,425	1,717,445
TTM Technologies Inc Term B due 09/27/24 µ	275,000	276,203
Welbilt Inc Term B 4.627% (USD LIBOR + 2.750%) due 03/03/23 §	752,308	759,047
Wesco Aircraft Hardware Corp Term A 4.880% (USD LIBOR + 3.000%) due 10/04/21 §	948,125	946,940
WireCo WorldGroup Inc 7.484% (USD LIBOR + 5.500%) due 09/30/23 §	369,375	374,800
Wrangler Buyer Corp Term B 4.877% (USD LIBOR + 3.000%) due 09/27/24 §	448,875	452,148
XPO Logistics Inc Term B 3.920% (USD LIBOR + 2.000%) due 02/24/25 §	500,000	502,407
Zekelman Industries Inc Term B 4.999% (USD LIBOR + 2.750%) due 06/14/21 §	5,224,083	5,258,692

		73,521,183

Technology - 9.0%

Almonde Inc 5.484% (USD LIBOR + 3.500%) due 06/13/24 §	1,616,875	1,617,436
Applied Systems Inc 5.552% (USD LIBOR + 3.250%) due 09/19/24 §	1,890,500	1,907,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Aptean Inc 6.560% (USD LIBOR + 4.250%) due 12/20/22 §	$915,750	$918,898
Ascend Learning LLC Term B 4.877% (USD LIBOR + 3.000%) due 07/12/24 §	920,375	924,306
Avast Software BV Term B (Netherlands) 5.052% (USD LIBOR + 2.750%) due 09/30/23 §	1,517,484	1,528,392
Barracuda Networks Inc 5.061% (USD LIBOR + 3.250%) due 02/12/25 §	325,000	326,777
Bright Bidco BV Term B (Netherlands) 5.728% (USD LIBOR + 3.500%) due 06/30/24 §	918,063	932,790
Cypress Semiconductor Corp Term B 4.110% (USD LIBOR + 2.250%) due 07/05/21 §	624,375	628,746
DigiCert Inc Term B1 6.522% (USD LIBOR + 4.750%) due 10/31/24 §	1,200,000	1,215,450
Donnelley Financial Solutions Inc Term B 4.877% (USD LIBOR + 3.000%) due 10/02/23 §	2,096,527	2,109,630
Entegris Inc Term B 4.127% (USD LIBOR + 2.250%) due 04/30/21 §	94,652	95,096
Epicor Software Corp 5.130% (USD LIBOR + 3.250%) due 06/01/22 §	174,551	175,521
Exact Merger Sub LLC 6.552% (USD LIBOR + 4.250%) due 09/27/24 §	522,375	528,089
Flexera Software LLC 5.130% (USD LIBOR + 3.250%) due 02/26/25 §	200,000	201,125
Harland Clarke Holdings Corp Term B7 7.052% (USD LIBOR + 4.750%) due 11/03/23 §	1,043,921	1,054,796
Infor US Inc Term B6 4.627% (USD LIBOR + 2.750%) due 02/01/22 §	3,398,160	3,410,903
Informatica Corp 5.127% (USD LIBOR + 3.250%) due 08/05/22 §	4,186,169	4,214,949
Kronos Inc Term B 4.880% (USD LIBOR + 3.000%) due 11/01/23 §	5,623,319	5,661,631
Lattice Semiconductor Corp 5.952% (USD LIBOR + 4.250%) due 03/10/21 §	393,322	397,255
MA Finance Co LLC
Term B2 4.377% (USD LIBOR + 2.500%) due 11/19/21 §	2,938,387	2,919,105
Term B3 4.627% (USD LIBOR + 2.750%) due 06/21/24 §	299,874	297,001
MACOM Technology Solutions Holdings Inc 4.127% (USD LIBOR + 2.250%) due 05/17/24 §	904,564	893,445
Mitel Networks Corp Term B (Canada) 5.627% (USD LIBOR + 3.750%) due 09/25/23 §	373,125	376,390
MTS Systems Corp Term B 4.990% (USD LIBOR + 3.250%) due 07/05/23 §	734,817	741,246
Navicure Inc Term B 5.627% (USD LIBOR + 3.750%) due 11/01/24 §	523,688	526,961

	Principal Amount	Value
Renaissance Learning Inc 6.052% (USD LIBOR + 3.750%) due 04/09/21 §	$2,488,754	$2,503,271
Rocket Software Inc 6.552% (USD LIBOR + 4.250%) due 10/14/23 §	714,125	718,588
Seattle Spinco Inc Term B3 4.627% (USD LIBOR + 2.750%) due 06/21/24 §	2,025,126	2,025,632
SkillSoft Corp 6.627% (USD LIBOR + 4.750%) due 04/28/21 §	2,747,790	2,664,669
SolarWinds Holdings Inc Term B 4.877% (USD LIBOR + 3.000%) due 02/21/24 §	972,563	978,093
Solera LLC Term B 4.627% (USD LIBOR + 2.750%) due 03/03/23 §	673,282	675,650
SS&C Technologies Inc
Term B1 4.127% (USD LIBOR + 2.250%) due 07/08/22 §	1,215,504	1,223,643
Term B2 4.127% (USD LIBOR + 2.250%) due 07/08/22 §	13,848	13,941
Syncsort Inc Term B 7.302% (USD LIBOR + 5.000%) due 08/09/24 §	1,243,750	1,249,191
Tibco Software Inc Term B 5.380% (USD LIBOR + 3.500%) due 12/04/20 §	471,419	473,718
Veritas Bermuda Ltd Term B 6.802% (USD LIBOR + 4.500%) due 01/27/23 §	1,324,363	1,320,431
Wall Street Systems Delaware Inc Term B 5.302% (USD LIBOR + 3.000%) due 11/21/24 §	1,620,938	1,624,314

		49,074,711

Utilities - 1.2%

Calpine Construction Finance Co LP Term B 4.377% (USD LIBOR + 2.500%) due 01/15/25 §	292,676	293,852
Calpine Corp
Term B5 4.810% (USD LIBOR + 2.500%) due 01/15/24 §	3,563,578	3,579,168
Term B8 3.630% (USD LIBOR + 1.750%) due 12/31/19 §	297,000	297,510
Invenergy Thermal Operating I LLC Term B 7.802% (USD LIBOR + 5.500%) due 10/19/22 §	389,117	373,553
Longview Power LLC Term B 7.780% (USD LIBOR + 6.000%) due 04/13/21 § ±	1,191,313	991,768
Talen Energy Supply LLC Term B2 5.877% (USD LIBOR + 4.000%) due 04/15/24 §	444,600	437,931
The Dayton Power & Light Co Term B 3.880% (USD LIBOR + 2.000%) due 08/24/22 §	345,625	347,461

		6,321,243

Total Senior Loan Notes (Cost $508,612,028)		505,191,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $8,555,033; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $8,726,527)	$8,554,767	$8,554,767

Total Short-Term Investment (Cost $8,554,767)		8,554,767

TOTAL INVESTMENTS - 100.2% (Cost $547,548,864)		547,978,096

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,066,300)

NET ASSETS - 100.0%		$546,911,796

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $7,028,828 or 1.3% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $8,007,258 or 1.5% of the Fund’s net assets were in default as of March 31, 2018.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
CFSP Acquisition Corp	$41,308	$41,411	$103
Fieldwood Energy LLC	17,886	18,419	533
IAP Worldwide Services Inc Ω ±	611,535	612,147	612
Spectrum Holdings III Corp	29,214	29,396	182
Tekni-Plex Inc	76,190	76,571	381
Virtus Investment Partners Inc	150,000	150,844	844

	$926,133	$928,788	$2,655

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities(See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$13,950	$13,950	$-	$-
	Communications	395,818	-	-	395,818
	Consumer, Cyclical	92,925	92,925	-	-
	Consumer, Non-Cyclical	1,315,743	-	-	1,315,743
	Energy	529,523	-	-	529,523
	Financial	2,371,460	-	-	2,371,460
	Industrial	1,354,101	-	-	1,354,101
	Utilities	20,800	-	20,800	-

	Total Common Stocks	6,094,320	106,875	20,800	5,966,645

	Corporate Bonds & Notes	28,137,810	-	28,137,810	-
	Senior Loan Notes	505,191,199	-	498,648,640	6,542,559
	Short-Term Investment	8,554,767	-	8,554,767	-
	Unfunded Loan Commitment (1)	928,788	-	316,641	612,147

	Total	$548,906,884	$106,875	$535,678,658	$13,121,351

(1)	See note (c) in Notes to Schedule of Investments.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2018:

	Common Stocks	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Period	$1,260,555	$8,474,540	$9,735,095
Purchases	-	1,471	1,471
Sales (Includes Paydowns)	-	(1,739,546)	(1,739,546)
Accrued Discounts (Premiums)	-	12,648	12,648
Net Realized Gains (Losses)	-	(85,904)	(85,904)
Change in Net Unrealized Appreciation (Depreciation)	61,033	710,353	771,386
Transfers In	4,645,057	-	4,645,057
Transfers Out	-	(218,856)	(218,856)

Value, End of Period	$5,966,645	$7,154,706	$13,121,351

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$61,033	$407,735	$468,768

(1)	See note (d) in Notes to Schedule of Investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Additional information about Level 3 fair value measurements as of March 31, 2018 was as follows:

	Value at 03/31/18	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Common Stocks	$3,071,508	Discounted Cash Flow	Discount for lack of marketability	20.0%	N/A
			Projected revenue growth	1.5%	N/A
			Projected EBITDA growth	5.2%	N/A
			Discount rate	8.5%	N/A
			EBITDA Multiple	7.0	N/A
		Liquidation Sales Analysis	Cumulative expected after tax proceeds	168.8 - 197.9	183.4
			Discount for lack of marketability	20.0%	N/A
		Other	Indicative share purchase price	60.0 - 80.0	70.0
			Discount for lack of marketability	15.0%	N/A
Senior Loan Notes & Unfunded Loan Commitments	3,957,321	Liquidation Sales Analysis	Estimated amount of liquidation proceeds	37.8	N/A
			Estimated recovery percentage	50.0%	N/A
		Discounted Cash Flow	Discount for lack of marketability	40.0%	N/A
			Projected revenue growth	0.0% - 1.9%	1.0%
			Projected EBITDA growth	13.2% - 14.1%	13.6%
			Discount rate	7.8%	N/A
			EBITDA Multiple	4.5	N/A
		Matrix Model	Spread	300.0	N/A
			Average Life	3.0	N/A
			Discount for lack of marketability	10.0%	N/A
		Demand Yield Model	Spread to LIBOR	(5.3%) - (4.0%)	(4.3%)
			Discount for lack of marketability	20.0%	N/A

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR and discount rate could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $2,895,137 in common stocks, and $3,197,385 in senior loan notes were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.2%

Basic Materials - 0.2%

Constellium NV ‘A’ * (Netherlands)	181,179	$1,965,792

Consumer, Cyclical - 1.3%

Cedar Fair LP	45,330	2,895,680
Las Vegas Sands Corp	17,800	1,279,820
Modular Space Corp * ±	391,484	6,997,776
Mohawk Industries Inc*	5,494	1,275,817
Six Flags Entertainment Corp	44,476	2,769,076

		15,218,169

Financial - 0.3%

Bank of America Corp	62,070	1,861,479
The PNC Financial Services Group Inc	7,500	1,134,300
Wells Fargo & Co	23,850	1,249,979

		4,245,758

Industrial - 0.4%

ADT Inc	126,790	1,005,445
Allegion PLC	31,235	2,664,033
Xylem Inc	18,926	1,455,788

		5,125,266

Total Common Stocks (Cost $22,946,361)		26,554,985

EXCHANGE-TRADED FUND - 0.7%

SPDR Bloomberg Barclays High Yield Bond	241,000	8,639,850

Total Exchange-Traded Fund (Cost $8,556,343)		8,639,850

	Principal Amount

CORPORATE BONDS & NOTES - 81.3%

Basic Materials - 2.9%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$3,307,000	3,579,827
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	6,725,000	6,615,719
Blue Cube Spinco Inc 9.750% due 10/15/23	5,100,000	5,872,905
Constellium NV (Netherlands)
5.875% due 02/15/26 ~	500,000	493,750
6.625% due 03/01/25 ~	5,750,000	5,836,250
Freeport-McMoRan Inc
3.550% due 03/01/22	2,050,000	1,988,500
6.875% due 02/15/23	3,175,000	3,421,062
Hexion Inc
6.625% due 04/15/20	925,000	867,188
10.375% due 02/01/22 ~	2,900,000	2,820,250
Olin Corp 5.000% due 02/01/30	3,975,000	3,811,031

		35,306,482

Communications - 11.1%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,431,687
Altice France SA (France) 7.375% due 05/01/26 ~	4,075,000	3,896,719
Altice US Finance I Corp 5.500% due 05/15/26 ~	3,350,000	3,274,625

	Principal Amount	Value
CCO Holdings LLC
5.750% due 09/01/23	$3,050,000	$3,103,375
5.875% due 04/01/24 ~	6,950,000	7,089,000
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,600,000	2,603,250
7.500% due 04/01/28 # ~	625,000	642,188
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	2,568,000	2,625,780
7.625% due 03/15/20	2,625,000	2,631,562
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,050,000	3,188,775
CSC Holdings LLC
5.375% due 02/01/28 ~	650,000	615,609
6.625% due 10/15/25 ~	3,900,000	4,036,500
10.875% due 10/15/25 ~	2,185,000	2,572,816
DISH DBS Corp 5.875% due 11/15/24	2,000,000	1,790,000
Frontier Communications Corp 8.500% due 04/01/26 ~	900,000	875,250
10.500% due 09/15/22	2,250,000	1,892,992
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	1,133,000	875,243
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	5,850,000	5,440,500
8.000% due 02/15/24 ~	1,700,000	1,791,375
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,186,000
Level 3 Financing Inc 5.250% due 03/15/26	6,990,000	6,605,550
5.375% due 01/15/24	2,040,000	1,992,835
Level 3 Parent LLC 5.750% due 12/01/22	2,500,000	2,504,700
Outfront Media Capital LLC
5.250% due 02/15/22	2,375,000	2,425,469
5.875% due 03/15/25	8,274,000	8,418,795
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,403,750
Sprint Corp 7.250% due 09/15/21	17,200,000	17,823,500
7.625% due 02/15/25	10,450,000	10,306,312
7.625% due 03/01/26	1,200,000	1,174,500
T-Mobile USA Inc
4.500% due 02/01/26	375,000	360,469
5.125% due 04/15/25	1,900,000	1,914,250
6.000% due 04/15/24	900,000	939,690
6.375% due 03/01/25	3,250,000	3,404,375
6.500% due 01/15/26	6,000,000	6,390,000
6.836% due 04/28/23	250,000	259,375
Townsquare Media Inc 6.500% due 04/01/23 ~	3,499,000	3,302,181
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	8,850,000	8,623,174

		135,412,171

Consumer, Cyclical - 15.5%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,835,651	1,895,310
American Airlines Pass-Through Trust ‘B’
5.250% due 07/15/25	4,203,159	4,366,031
5.625% due 07/15/22 ~	1,364,860	1,403,349
American Axle & Manufacturing Inc
6.250% due 04/01/25	2,175,000	2,177,719
6.250% due 03/15/26	2,600,000	2,586,220
6.500% due 04/01/27	1,400,000	1,405,250
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	2,800,000	2,884,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Aramark Services Inc 5.000% due 04/01/25 ~	$3,775,000	$3,813,882
AV Homes Inc 6.625% due 05/15/22	5,421,000	5,544,165
Beazer Homes USA Inc
5.750% due 06/15/19	714,000	735,420
5.875% due 10/15/27	5,775,000	5,377,969
7.250% due 02/01/23	243,000	252,416
Boyne USA Inc 7.250% due 05/01/25 # ~	300,000	309,375
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	4,025,000	3,868,749
Carrols Restaurant Group Inc 8.000% due 05/01/22	4,075,000	4,258,375
CCM Merger Inc 6.000% due 03/15/22 ~	825,000	835,313
CEC Entertainment Inc 8.000% due 02/15/22	4,350,000	3,871,500
Cedar Fair LP 5.375% due 06/01/24	9,825,000	10,009,219
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	6,125,000	5,956,562
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	3,500,000	3,605,000
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	3,475,000	3,703,047
Golden Nugget Inc
6.750% due 10/15/24 ~	8,450,000	8,534,500
8.750% due 10/01/25 ~	4,625,000	4,810,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	4,371,625
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875% PIK due 09/15/21 ~	800,000	786,000
4.500% Cash or 5.250% PIK due 09/15/23 ~	800,000	779,000
4.750% Cash or 5.500% PIK due 09/15/26 ~	5,600,000	5,411,000
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	175,000	185,938
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,248,562
L Brands Inc
5.250% due 02/01/28	3,800,000	3,586,250
6.950% due 03/01/33	2,075,000	2,002,375
Lennar Corp
4.750% due 05/30/25	3,650,000	3,608,938
4.750% due 11/29/27 ~	5,250,000	5,053,125
4.875% due 12/15/23	1,500,000	1,511,400
5.375% due 10/01/22 ~	6,770,000	6,990,025
6.250% due 12/15/21 ~	4,000,000	4,250,000
Lithia Motors Inc 5.250% due 08/01/25 ~	5,770,000	5,798,850
Live Nation Entertainment Inc
5.375% due 06/15/22 ~	6,600,000	6,765,000
5.625% due 03/15/26 ~	1,900,000	1,928,500
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	5,275,000	5,354,125
Mattel Inc
3.150% due 03/15/23	1,050,000	895,125
5.450% due 11/01/41	2,500,000	2,050,750
6.750% due 12/31/25 ~	3,100,000	3,038,620
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	1,560,000	994,500
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	7,150,000	6,843,980

	Principal Amount	Value
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	$1,240,041	$1,294,293
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,118,750
Scientific Games International Inc
5.000% due 10/15/25 ~	2,850,000	2,778,750
10.000% due 12/01/22	1,550,000	1,674,969
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	7,000,000	6,833,750
5.500% due 04/15/27 ~	450,000	446,625
Tesla Inc 5.300% due 08/15/25 ~	8,200,000	7,185,250
The Men’s Wearhouse Inc 7.000% due 07/01/22	3,525,000	3,639,562
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,453,132	1,474,275
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,833,079	3,962,446
Viking Cruises Ltd 5.875% due 09/15/27 ~	1,375,000	1,306,250
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,250,000	1,193,750
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 # ~	1,700,000	1,700,000

		197,265,729

Consumer, Non-Cyclical - 12.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	7,605,000	7,433,887
B&G Foods Inc 5.250% due 04/01/25	4,800,000	4,482,000
Charles River Laboratories International Inc 5.500% due 04/01/26 # ~	1,150,000	1,171,563
CHS/Community Health Systems Inc 5.125% due 08/01/21	7,175,000	6,708,625
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	3,800,000	3,838,000
HCA Inc
5.250% due 04/15/25	21,775,000	22,312,842
5.250% due 06/15/26	2,450,000	2,487,975
Herc Rentals Inc 7.500% due 06/01/22 ~	2,800,000	3,003,000
IHS Markit Ltd
4.750% due 02/15/25 ~	1,500,000	1,526,250
5.000% due 11/01/22 ~	5,275,000	5,499,187
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,204,906
JBS Investments GmbH (Brazil)
7.250% due 04/03/24 ~	2,500,000	2,493,125
7.750% due 10/28/20 ~	3,725,000	3,852,581
JBS USA LUX SA (Brazil)
5.875% due 07/15/24 ~	3,500,000	3,426,675
7.250% due 06/01/21 ~	1,050,000	1,064,438
MEDNAX Inc 5.250% due 12/01/23 ~	4,625,000	4,659,687
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	1,025,000	998,094
5.875% due 09/30/27 ~	1,850,000	1,743,625
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	4,797,000	5,210,741
Tenet Healthcare Corp
5.125% due 05/01/25 ~	3,325,000	3,208,625
6.750% due 02/01/20	2,750,000	2,842,813
6.750% due 06/15/23	3,625,000	3,561,563
7.500% due 01/01/22 ~	400,000	423,000
Teva Pharmaceutical Finance Co BV (Israel) 3.650% due 11/10/21	1,965,000	1,850,620

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	$5,875,000	$5,293,533
6.000% due 04/15/24 ~	650,000	631,769
The ADT Corp 6.250% due 10/15/21	6,575,000	6,887,312
TMS International Corp 7.250% due 08/15/25 ~	6,375,000	6,661,875
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,509,750
Valeant Pharmaceuticals International Inc
5.500% due 11/01/25 ~	4,675,000	4,568,644
5.875% due 05/15/23 ~	4,250,000	3,787,812
6.125% due 04/15/25 ~	1,000,000	866,750
7.250% due 07/15/22 ~	3,450,000	3,462,938
7.500% due 07/15/21 ~	9,000,000	9,101,250
9.000% due 12/15/25 ~	625,000	623,438
9.250% due 04/01/26 ~	600,000	599,250

		141,998,143

Energy - 13.1%

Andeavor Logistics LP 5.250% due 01/15/25	3,675,000	3,740,782
Callon Petroleum Co 6.125% due 10/01/24	6,600,000	6,783,480
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	725,000	722,281
5.875% due 03/31/25	2,475,000	2,598,750
7.000% due 06/30/24	1,100,000	1,221,000
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	5,025,000	4,968,469
Chesapeake Energy Corp
8.000% due 12/15/22 ~	1,039,000	1,100,041
8.000% due 01/15/25 ~	2,800,000	2,716,000
8.000% due 06/15/27 ~	700,000	670,250
Continental Resources Inc 3.800% due 06/01/24	3,500,000	3,381,875
Denbury Resources Inc
5.500% due 05/01/22	1,220,000	972,950
9.250% due 03/31/22 ~	3,325,000	3,403,969
Diamondback Energy Inc 5.375% due 05/31/25 ~	300,000	305,025
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,219,437
5.750% due 01/30/28 ~	3,875,000	3,875,000
Energy Transfer Equity LP
4.250% due 03/15/23	1,375,000	1,340,625
5.875% due 01/15/24	1,725,000	1,785,375
Ensco PLC
5.750% due 10/01/44	1,450,000	996,875
8.000% due 01/31/24	837,000	811,890
EP Energy LLC
6.375% due 06/15/23	3,500,000	1,802,500
7.750% due 09/01/22	1,825,000	1,195,375
8.000% due 02/15/25 ~	6,655,000	4,475,487
Halcon Resources Corp
6.750% due 02/15/25	3,500,000	3,456,250
6.750% due 02/15/25 ~	1,200,000	1,177,500
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	2,900,000	2,436,000
6.500% due 01/15/25 ~	700,000	681,625
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	5,950,000	6,022,590
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,240,000	1,156,300
NuStar Logistics LP 5.625% due 04/28/27	2,050,000	1,993,625
Parsley Energy LLC
5.375% due 01/15/25 ~	5,750,000	5,764,375
5.625% due 10/15/27 ~	300,000	300,750

	Principal Amount	Value
Precision Drilling Corp (Canada) 7.750% due 12/15/23	$5,300,000	$5,531,875
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,609,750
Range Resources Corp 5.875% due 07/01/22	5,900,000	5,959,000
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	5,975,000	6,425,863
Sanchez Energy Corp
6.125% due 01/15/23	1,600,000	1,175,000
7.250% due 02/15/23 ~	4,200,000	4,231,500
SemGroup Corp
5.625% due 11/15/23	4,750,000	4,512,500
6.375% due 03/15/25	1,375,000	1,320,000
7.250% due 03/15/26	675,000	676,688
SESI LLC
7.125% due 12/15/21	1,550,000	1,581,000
7.750% due 09/15/24 ~	3,950,000	4,098,125
SM Energy Co 5.625% due 06/01/25	5,000,000	4,762,500
Southwestern Energy Co
7.500% due 04/01/26	6,575,000	6,673,625
7.750% due 10/01/27	1,465,000	1,497,963
Summit Midstream Holdings LLC
5.500% due 08/15/22	3,100,000	3,038,000
5.750% due 04/15/25	725,000	694,188
Targa Resources Partners LP
5.000% due 01/15/28 ~	1,350,000	1,292,625
5.125% due 02/01/25	4,850,000	4,843,937
5.375% due 02/01/27	750,000	750,000
6.750% due 03/15/24	1,950,000	2,069,398
Transocean Inc 7.500% due 04/15/31	2,010,000	1,781,363
Ultra Resources Inc 7.125% due 04/15/25 ~	4,000,000	3,295,000
USA Compression Partners LP 6.875% due 04/01/26 ~	4,200,000	4,273,500
Weatherford International Ltd 8.250% due 06/15/23	1,425,000	1,243,313
Whiting Petroleum Corp
6.250% due 04/01/23	4,775,000	4,846,625
6.625% due 01/15/26 ~	1,225,000	1,235,719
WPX Energy Inc
5.250% due 09/15/24	475,000	470,250
6.000% due 01/15/22	3,700,000	3,820,250

		158,786,008

Financial - 6.0%

AerCap Ireland Capital DAC (Netherlands)
3.300% due 01/23/23	1,000,000	973,274
4.250% due 07/01/20	1,500,000	1,527,093
5.000% due 10/01/21	2,350,000	2,447,654
Ally Financial Inc
4.250% due 04/15/21	2,650,000	2,673,187
5.750% due 11/20/25	13,025,000	13,468,501
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	5,650,000	5,325,125
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	4,700,000	4,688,250
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	6,924,630
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	3,100,000	3,100,000
International Lease Finance Corp 4.625% due 04/15/21	4,575,000	4,729,787
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,499,250
Jefferies Finance LLC
7.375% due 04/01/20 ~	4,950,000	5,024,250
7.500% due 04/15/21 ~	5,500,000	5,589,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	$4,550,000	$4,709,250
Springleaf Finance Corp
6.125% due 05/15/22	3,550,000	3,626,680
6.875% due 03/15/25	900,000	905,625
8.250% due 12/15/20	1,325,000	1,445,906
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,700,000	3,663,000

		73,320,837

Industrial - 14.2%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	5,012,500
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	500,000	511,875
6.000% due 02/15/25 ~	3,050,000	3,072,875
7.250% due 05/15/24 ~	5,400,000	5,764,500
Berry Global Inc
5.125% due 07/15/23	7,000,000	7,105,210
6.000% due 10/15/22	1,225,000	1,269,406
Bombardier Inc (Canada)
7.500% due 03/15/25 ~	2,000,000	2,062,500
8.750% due 12/01/21 ~	5,100,000	5,616,375
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	5,735,063
BWAY Holding Co
5.500% due 04/15/24 ~	7,000,000	7,061,250
7.250% due 04/15/25 ~	4,400,000	4,499,000
Cloud Crane LLC 10.125% due 08/01/24 ~	6,350,000	7,048,500
Core & Main LP 6.125% due 08/15/25 ~	675,000	661,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	8,900,000	8,966,750
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,271,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	6,500,000	6,447,187
Itron Inc 5.000% due 01/15/26 ~	5,625,000	5,556,375
James Hardie International Finance DAC (Ireland) 4.750% due 01/15/25 ~	200,000	197,000
JPW Industries Holding Corp 9.000% due 10/01/24 ~	3,400,000	3,574,250
Louisiana-Pacific Corp 4.875% due 09/15/24	4,225,000	4,246,125
Masco Corp 7.750% due 08/01/29	1,864,000	2,362,984
New Enterprise Stone & Lime Co Inc 6.250% due 03/15/26 ~	1,175,000	1,179,406
10.125% due 04/01/22 ~	7,125,000	7,677,187
Novelis Corp 5.875% due 09/30/26 ~	6,925,000	6,838,437
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,776,562
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	4,500,000	4,425,525
5.500% due 02/15/24 ~	1,500,000	1,458,750
Pisces Midco Inc 8.000% due 04/15/26 # ~	300,000	300,000
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	5,004,203
Sealed Air Corp
4.875% due 12/01/22 ~	1,925,000	1,951,469
5.125% due 12/01/24 ~	875,000	894,600
5.500% due 09/15/25 ~	5,600,000	5,810,000
Standard Industries Inc 4.750% due 01/15/28 ~	7,175,000	6,787,191

	Principal Amount	Value
Summit Materials LLC 6.125% due 07/15/23	$3,140,000	$3,218,500
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	5,290,000	5,286,694
TransDigm Inc 6.500% due 07/15/24	9,406,000	9,664,665
US Concrete Inc 6.375% due 06/01/24	3,110,000	3,242,175
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,267,200
Zekelman Industries Inc 9.875% due 06/15/23 ~	3,965,000	4,371,413

		172,196,702

Technology - 3.5%

Dell Inc 5.650% due 04/15/18	50,000	50,133
Dell International LLC
5.450% due 06/15/23 ~	2,650,000	2,811,206
5.875% due 06/15/21 ~	925,000	949,281
7.125% due 06/15/24 ~	875,000	934,910
First Data Corp
5.375% due 08/15/23 ~	5,400,000	5,508,000
5.750% due 01/15/24 ~	2,750,000	2,777,500
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	9,500,000	9,630,625
Infor US Inc 6.500% due 05/15/22	2,625,000	2,684,063
Nuance Communications Inc 5.625% due 12/15/26	2,200,000	2,172,500
NXP BV (Netherlands)
3.875% due 09/01/22 ~	2,950,000	2,935,250
4.125% due 06/01/21 ~	2,150,000	2,176,875
4.625% due 06/01/23 ~	2,400,000	2,448,720
Sensata Technologies BV 5.625% due 11/01/24 ~	7,550,000	7,918,062

		42,997,125

Utilities - 2.6%

Calpine Corp
5.250% due 06/01/26 ~	6,500,000	6,296,875
5.875% due 01/15/24 ~	4,000,000	4,049,200
6.000% due 01/15/22 ~	1,000,000	1,029,150
Dynegy Inc
7.625% due 11/01/24	3,775,000	4,091,156
8.125% due 01/30/26 ~	4,025,000	4,457,688
NRG Energy Inc 7.250% due 05/15/26	6,335,000	6,746,775
Talen Energy Supply LLC 6.500% due 06/01/25	6,125,000	4,348,750

		31,019,594

Total Corporate Bonds & Notes (Cost $988,426,665)		988,302,791

SENIOR LOAN NOTES - 2.4%

Consumer, Cyclical - 0.8%

Greektown Holdings LLC Term B 4.877% (USD LIBOR + 3.000%) due 04/25/24 §	1,488,750	1,492,240
Neiman Marcus Group Ltd LLC 4.941% (USD LIBOR + 3.250%) due 10/25/20 §	3,889,870	3,370,814
Petco Animal Supplies Inc Term B 4.772% (USD LIBOR + 3.000%) due 01/26/23 §	3,897,597	2,872,852
Yonkers Racing Corp Term B 5.130% (USD LIBOR + 3.250%) due 05/31/24 §	1,953,600	1,968,262

		9,704,168

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 0.4%

Brickman Group Ltd LLC (2nd Lien) 8.308% (USD LIBOR + 6.500%) due 12/17/21 §	$2,387,234	$2,407,378
Reddy Ice Corp 7.257% (USD LIBOR + 5.500%) due 04/01/19 §	2,864,322	2,868,761

		5,276,139

Industrial - 1.2%

Crosby US Acquisition Corp 4.904% (USD LIBOR + 3.000%) due 11/23/20	1,790,649	1,763,342
(2nd Lien) § 7.904% (USD LIBOR + 6.000%) due 11/22/21 §	1,700,000	1,649,000
EWT Holdings III Corp 5.302% (USD LIBOR + 3.000%) due 12/20/24 §	5,984,962	6,035,463
North American Lifting Holdings Inc (2nd Lien) 11.302% (USD LIBOR + 9.000%) due 11/23/21 § ±	5,681,929	4,801,230

		14,249,035

Total Senior Loan Notes (Cost $30,098,240)		29,229,342

ASSET-BACKED SECURITIES - 0.2%

Voya CLO Ltd (Cayman) 7.543% (USD LIBOR + 5.200%) due 04/19/31 § # ~ µ	2,000,000	2,004,671

Total Asset-Backed Securities (Cost $2,000,000)		2,004,671

	Principal Amount	Value
SHORT-TERM INVESTMENT - 14.1%

Repurchase Agreement - 14.1%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $171,655,152; collateralized by U.S. Treasury Notes: 2.200% due 01/27/21 and value $175,085,200)	$171,649,812	$171,649,812

Total Short-Term Investment (Cost $171,649,812)		171,649,812

TOTAL INVESTMENTS - 100.9% (Cost $1,223,677,421)		1,226,381,451

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(11,433,704)

NET ASSETS - 100.0%		$1,214,947,747

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities(See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,965,792	$1,965,792	$-	$-
	Consumer, Cyclical	15,218,169	8,220,393	-	6,997,776
	Financial	4,245,758	4,245,758	-	-
	Industrial	5,125,266	5,125,266	-	-

	Total Common Stocks	26,554,985	19,557,209	-	6,997,776

	Exchange-Traded Fund	8,639,850	8,639,850	-	-
	Corporate Bonds & Notes	988,302,791	-	988,302,791	-
	Senior Loan Notes	29,229,342	-	24,428,112	4,801,230
	Asset-Backed Securities	2,004,671	-	2,004,671	-
	Short-Term Investment	171,649,812	-	171,649,812	-

	Total	$1,226,381,451	$28,197,059	$1,186,385,386	$11,799,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2018:

	Common Stocks	Senior Loan Notes	Total
Value, Beginning of Period	$6,655,228	$5,311,687	$11,966,915
Purchases	-	4,812,140	4,812,140
Sales (Includes Paydowns)	-	(5,311,687)	(5,311,687)
Accrued Discounts (Premiums)	-	26,483	26,483
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	342,548	(37,393)	305,155
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$6,997,776	$4,801,230	$11,799,006

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$342,548	($37,393)	$305,155

All significant unobservable inputs with a value of $11,799,006 were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 7.1%

Communications - 1.1%

AT&T Inc 2.372% (USD LIBOR + 0.650%) due 01/15/20 §	$1,300,000	$1,305,117
2.672% (USD LIBOR + 0.950%) due 07/15/21 §	2,300,000	2,325,426
5.150% due 02/14/50	600,000	607,352
5.300% due 08/14/58	200,000	202,139
Telefonica Emisiones SAU (Spain) 5.877% due 07/15/19	1,800,000	1,867,313
Verizon Communications Inc 3.376% due 02/15/25	2,098,000	2,064,190

		8,371,537

Consumer, Cyclical - 0.3%

American Honda Finance Corp 2.137% (USD LIBOR + 0.350%) due 11/05/21 §	190,000	190,237
General Motors Financial Co Inc 2.350% due 10/04/19	100,000	99,127
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,479,300
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	400,000	395,902

		2,164,566

Consumer, Non-Cyclical - 0.1%

BAT Capital Corp (United Kingdom) 2.423% (USD LIBOR + 0.590%) due 08/14/20 § ~	1,100,000	1,103,826

Energy - 1.0%

Enbridge Inc (Canada) 2.108% (USD LIBOR + 0.400%) due 01/10/20 §	1,300,000	1,297,644
2.825% (USD LIBOR + 0.700%) due 06/15/20 §	1,700,000	1,707,048
Gazprom OAO (Russia) 4.625% due 10/15/18 ~	EUR 260,000	327,094
Kinder Morgan Inc 7.250% due 06/01/18	$100,000	100,661
Petrobras Global Finance BV (Brazil) 4.375% due 05/20/23	200,000	196,760
5.299% due 01/27/25 ~	637,000	629,834
6.125% due 01/17/22	1,900,000	2,034,900
6.625% due 01/16/34	GBP 100,000	149,630
8.375% due 12/10/18	$200,000	207,302
Spectra Energy Partners LP 2.725% (USD LIBOR + 0.700%) due 06/05/20 §	400,000	402,801
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	100,000	101,851

		7,155,525

Financial - 3.6%

Ally Financial Inc 3.500% due 01/27/19	200,000	200,750
3.600% due 05/21/18	1,000,000	1,001,250
3.750% due 11/18/19	100,000	100,500
4.750% due 09/10/18	200,000	202,040
American Tower Corp REIT 2.800% due 06/01/20	100,000	99,303
Bank of America Corp 5.875% due 03/15/28	410,000	413,099
Barclays PLC (United Kingdom) 8.250% due 12/15/18 §	400,000	413,764
BRFkredit AS (Denmark) 2.500% due 10/01/47	DKK 9,232	1,591

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands) 5.500% (EUR Swap + 5.250%) due 06/29/20 § ~	EUR 600,000	$798,162
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,612,315
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	1,300,000	1,268,016
Dexia Credit Local SA (France) 2.500% due 01/25/21 ~	1,300,000	1,290,965
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,100,000	1,079,141
International Lease Finance Corp 6.250% due 05/15/19	100,000	103,454
7.125% due 09/01/18 ~	1,000,000	1,016,756
8.250% due 12/15/20	500,000	558,187
JPMorgan Chase & Co 7.900% due 07/30/18	1,710,000	1,720,858
Macquarie Bank Ltd (Australia) 2.047% (USD LIBOR + 0.350%) due 04/04/19 § ~	1,200,000	1,201,090
MetLife Inc 6.817% due 08/15/18	100,000	101,495
Mitsubishi UFJ Financial Group Inc (Japan) 3.886% (USD LIBOR + 1.880%) due 03/01/21 §	494,000	512,011
Navient Corp 5.500% due 01/15/19	1,700,000	1,722,950
8.450% due 06/15/18	300,000	303,300
Nordea Kredit Realkreditaktieselskab (Denmark) 2.500% due 10/01/47	DKK 3,435	592
Nykredit Realkredit AS (Denmark) 2.500% due 10/01/47 ~	18,991	3,272
Realkredit Danmark AS (Denmark) 1.000% due 04/01/18	1,300,000	214,571
2.500% due 07/01/47	93,202	16,064
State Bank of India (India) 2.654% (USD LIBOR + 0.950%) due 04/06/20 § ~	$1,500,000	1,502,100
The Goldman Sachs Group Inc 2.876% due 10/31/22	1,100,000	1,077,089
3.325% (USD LIBOR + 1.200%) due 09/15/20 §	2,500,000	2,540,338
UBS AG (Switzerland) 2.355% (USD LIBOR + 0.320%) due 12/07/18 § ~	1,900,000	1,901,780
2.627% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,900,000	1,908,008
Unibail-Rodamco SE REIT (France) 2.492% (USD LIBOR + 0.770%) due 04/16/19 § ~	1,900,000	1,909,143

		26,793,954

Industrial - 0.5%

John Deere Capital Corp 2.538% (USD LIBOR + 0.290%) due 06/22/20 §	2,400,000	2,402,370
Textron Inc 2.361% (USD LIBOR + 0.550%) due 11/10/20 §	1,240,000	1,239,127

		3,641,497

Technology - 0.1%

Dell International LLC 3.480% due 06/01/19 ~	100,000	100,474
EMC Corp 2.650% due 06/01/20	100,000	96,684
VMware Inc 2.950% due 08/21/22	140,000	134,263
3.900% due 08/21/27	100,000	94,783

		426,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Utilities - 0.4%

Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	$400,000	$396,466
NextEra Energy Capital Holdings Inc 2.372% (USD LIBOR + 0.315%) due 09/03/19 §	1,180,000	1,179,996
Sempra Energy 2.575% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	501,633
Southern Power Co 2.752% (USD LIBOR + 0.550%) due 12/20/20 § ~	700,000	700,902

		2,778,997

Total Corporate Bonds & Notes (Cost $52,325,701)		52,436,106

MORTGAGE-BACKED SECURITIES - 16.5%

Collateralized Mortgage Obligations - Residential - 2.9%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.754% (GBP LIBOR + 1.250%) due 04/24/49 § ~	GBP 226,140	319,481
Alternative Loan Trust 2.152% (USD LIBOR + 0.280%) due 12/25/35 §	$65,818	63,213
Banc of America Mortgage Trust 3.939% due 11/25/34 §	32,909	34,089
Bear Stearns Adjustable Rate Mortgage Trust 3.816% due 01/25/35 §	251,201	246,425
Chase Mortgage Finance Trust 3.458% due 02/25/37 §	61,310	61,104
ChaseFlex Trust 6.000% due 02/25/37	424,672	338,898
Citigroup Mortgage Loan Trust 1.942% (USD LIBOR + 0.070%) due 01/25/37 § ~	280,861	238,047
3.430% (UST + 2.400%) due 05/25/35 §	58,098	58,532
3.465% due 09/25/37 §	59,652	56,437
3.545% due 08/25/35 §	431,984	334,587
Countrywide Home Loan Mortgage Pass-Through Trust 2.512% (USD LIBOR + 0.640%) due 03/25/35 §	64,690	56,777
3.412% due 08/25/34 §	27,525	26,124
Deutsche Alt-B Securities Mortgage Loan Trust 1.972% (USD LIBOR + 0.100%) due 10/25/36 §	37,445	29,291
Dukinfield PLC (United Kingdom) 1.547% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 63,952	90,374
Eurosail PLC (United Kingdom) 0.762% (GBP LIBOR + 0.160%) due 12/10/44 § ~	130,628	181,331
Eurosail-UK PLC (United Kingdom) 1.554% (GBP LIBOR + 0.950%) due 06/13/45 § ~	1,110,580	1,549,345
Fannie Mae 1.932% (USD LIBOR + 0.060%) due 07/25/37 §	$953,773	938,320
2.022% (USD LIBOR + 0.150%) due 08/25/34 §	171,772	170,059
2.222% (USD LIBOR + 0.350%) due 07/25/37 §	7,566	7,558
3.465% due 05/25/35 §	799,964	840,151

	Principal Amount	Value
Freddie Mac 2.007% (USD LIBOR + 0.230%) due 02/15/19 §	$287	$287
2.136% (USD LIBOR + 0.350%) due 07/15/44 §	1,390,000	1,386,867
2.227% (USD LIBOR + 0.450%) due 09/15/42 §	2,908,372	2,930,105
Gemgarto PLC (United Kingdom) 1.494% (GBP LIBOR + 0.950%) due 02/16/47 § ~	GBP 8,465	11,895
Government National Mortgage Association 2.550% (USD LIBOR + 0.750%) due 04/20/67 §	$1,074,695	1,109,117
GreenPoint Mortgage Funding Trust 2.412% (USD LIBOR + 0.540%) due 11/25/45 §	510,173	454,103
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	211,015	236,096
GSR Mortgage Loan Trust 3.775% due 01/25/35 §	296,402	293,235
HarborView Mortgage Loan Trust 2.368% (USD LIBOR + 0.560%) due 02/19/36 §	158,120	135,712
HomeBanc Mortgage Trust 2.202% (USD LIBOR + 0.330%) due 10/25/35 §	181,191	181,846
Impac CMB Trust 2.872% (USD LIBOR + 1.000%) due 07/25/33 §	126,613	123,712
IndyMac INDX Mortgage Loan Trust 2.112% (USD LIBOR + 0.240%) due 07/25/35 §	287,682	278,306
JP Morgan Mortgage Trust 3.161% due 07/27/37 § ~	736,210	691,229
3.647% due 08/25/35 §	318,786	312,046
3.676% due 07/25/35 §	266,277	273,112
3.702% due 09/25/35 §	67,163	66,532
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust 2.217% (USD LIBOR + 0.440%) due 12/15/30 §	220,130	214,292
2.477% (USD LIBOR + 0.700%) due 11/15/31 §	277,659	278,331
Merrill Lynch Mortgage Investors Trust 2.122% (USD LIBOR + 0.250%) due 11/25/35 §	121,549	118,082
3.386% due 12/25/35 §	163,392	151,531
NCUA Guaranteed Notes Trust 2.161% (USD LIBOR + 0.450%) due 10/07/20 §	2,624,107	2,633,910
Residential Accredit Loans Inc Trust 2.221% (USD LIBOR + 0.300%) due 08/25/35 §	316,098	282,495
Sequoia Mortgage Trust 2.448% (USD LIBOR + 0.640%) due 04/19/27 §	504,227	480,563
2.508% (USD LIBOR + 0.700%) due 10/19/26 §	154,798	156,045
Structured Adjustable Rate Mortgage Loan Trust 2.682% (US FED + 1.400%) due 01/25/35 §	292,065	274,862
3.627% due 08/25/35 §	552,914	556,047
3.689% due 02/25/34 §	69,574	69,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust 2.058% (USD LIBOR + 0.250%) due 07/19/35 §	$571,441	$548,463
2.132% (USD LIBOR + 0.260%) due 03/25/37 §	103,173	77,703
2.468% (USD LIBOR + 0.660%) due 10/19/34 §	284,439	275,744
SWAN Trust (Australia) 3.110% (AUD Bank Bill + 1.300%) due 04/25/41 §	AUD 243,434	187,863
WaMu Mortgage Pass-Through Certificates Trust 2.277% (US FED + 1.500%) due 11/25/46 §	$263,430	250,701
2.283% (US FED + 1.000%) due 02/25/46 §	433,956	426,264
3.468% due 08/25/35 §	124,954	118,770
Wells Fargo Mortgage-Backed Securities Trust 3.528% due 09/25/34 §	112,223	115,196
3.738% due 12/25/34 §	296,269	302,391
4.153% due 04/25/36 §	184,278	172,085

		21,815,317

Fannie Mae - 13.6%

2.401% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	254,834	258,518
2.743% (USD LIBOR + 0.675%) due 02/01/36 §	81,908	81,693
3.058% (USD LIBOR + 1.308%) due 11/01/35 §	30,560	31,402
3.122% (USD LIBOR + 1.375%) due 12/01/34 §	68,967	71,470
3.142% (USD LIBOR + 1.538%) due 01/01/36 §	58,713	61,358
3.316% (UST + 2.160%) due 12/01/22 §	2,606	2,674
3.320% (UST + 2.070%) due 01/01/25 §	19,191	19,651
3.369% (USD LIBOR + 1.619%) due 05/01/35 §	24,794	26,015
3.394% (USD LIBOR + 1.644%) due 03/01/35 §	278,296	288,418
3.455% (UST + 2.268%) due 10/01/35 §	9,162	9,526
3.500% due 04/01/48 - 06/01/48	56,390,000	56,382,444
3.530% (USD LIBOR + 1.780%) due 11/01/35 §	98,521	102,979
3.692% (USD LIBOR + 1.942%) due 09/01/35 §	76,408	79,869
3.750% (USD LIBOR + 2.000%) due 04/01/35 §	279,679	297,390
3.912% (USD LIBOR + 1.912%) due 03/01/36 §	51,201	53,456
4.000% due 05/01/48 - 06/01/48	41,900,000	42,900,205
5.000% (US FED + 1.250%) due 08/01/24 §	6,258	6,232

		100,673,300

Freddie Mac - 0.0%

3.481% (USD LIBOR + 1.731%) due 08/01/35 §	7,807	8,198
3.515% (USD LIBOR + 1.765%) due 10/01/35 §	25,018	25,577
3.549% (UST + 2.254%) due 01/01/34 §	205,486	216,267
3.888% (USD LIBOR + 1.815%) due 03/01/36 §	32,441	32,866

		282,908

	Principal Amount	Value
Government National Mortgage Association - 0.0%

2.375% (UST + 1.500%) due 01/20/27 §	$10,167	$10,457
2.500% (UST + 1.500%) due 02/20/25 §	9,984	10,270
2.625% (UST + 1.500%) due 05/20/23 - 05/20/26 §	23,143	23,818
2.750% (UST + 1.500%) due 09/20/22 - 07/20/25 §	37,392	38,179
3.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	22,075	22,640

		105,364

Total Mortgage-Backed Securities (Cost $122,126,313)		122,876,889

ASSET-BACKED SECURITIES - 6.7%

ABFC Trust 2.472% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	108,847
Amortizing Residential Collateral Trust 2.452% (USD LIBOR + 0.580%) due 07/25/32 §	112,686	111,633
Apidos CLO XVI (Cayman) 2.719% (USD LIBOR + 0.980%) due 01/19/25 § ~	4,400,000	4,400,967
Ares XXXI CLO Ltd (Cayman) 3.164% (USD LIBOR + 1.180%) due 08/28/25 § ~	400,000	400,290
Asset-Backed Securities Corp Home Equity Loan Trust 1.952% (USD LIBOR + 0.080%) due 05/25/37 §	26,398	18,908
Atrium XII (Cayman) 2.575% (USD LIBOR + 0.830%) due 04/22/27 § ~	700,000	698,979
Bayview Opportunity Master Fund IIIb Trust 3.475% due 04/28/32 § ~	91,349	91,447
Bear Stearns Asset-Backed Securities I Trust 1.982% (USD LIBOR + 0.110%) due 04/25/31 §	307,746	392,488
Benefit Street Partners CLO VII Ltd (Cayman) 2.514% (USD LIBOR + 0.780%) due 07/18/27 § ~	400,000	399,883
Brookside Mill CLO Ltd (Cayman) 2.524% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,510,000	3,508,947
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 250,000	309,276
Cavalry CLO IV Ltd (Cayman) 2.572% (USD LIBOR + 0.850%) due 10/15/26 § ~	$300,000	299,956
Citigroup Mortgage Loan Trust 2.017% (USD LIBOR + 0.145%) due 09/25/36 § ~	736,694	712,112
Citigroup Mortgage Loan Trust Inc 2.332% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	557,676
CoreVest American Finance Trust 2.968% due 10/15/49 ~	296,672	291,441
Credit Suisse Mortgage Trust 4.500% due 03/25/21	325,043	326,536
Credit-Based Asset Servicing & Securitization Trust 1.942% (USD LIBOR + 0.070%) due 01/25/37 §	232,476	103,953

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Equity One Mortgage Pass-Through Trust 2.472% (USD LIBOR + 0.600%) due 04/25/34 §	$442,122	$395,546
Flagship VII Ltd CLO (Cayman) 2.865% (USD LIBOR + 1.120%) due 01/20/26 § ~	1,700,000	1,700,885
Freddie Mac Structured Pass-Through Certificates 2.132% (USD LIBOR + 0.260%) due 08/25/31 §	114,736	114,189
Halcyon Loan Advisors Funding Ltd (Cayman) 2.665% (USD LIBOR + 0.920%) due 04/20/27 § ~	600,000	597,264
Home Equity Asset Trust 2.727% (USD LIBOR + 0.855%) due 08/25/34 §	357,385	354,774
HSI Asset Securitization Corp Trust 1.922% (USD LIBOR + 0.050%) due 10/25/36 §	14,487	7,590
Jamestown CLO IV Ltd (Cayman) 2.412% (USD LIBOR + 0.690%) due 07/15/26 § ~	1,400,000	1,396,508
Jamestown CLO V Ltd (Cayman) 2.951% (USD LIBOR + 1.220%) due 01/17/27 § ~	2,200,000	2,202,046
Jubilee CLO BV (Netherlands) 0.511% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	370,251
Morgan Stanley ABS Capital I Inc Trust 2.532% (USD LIBOR + 0.660%) due 01/25/35 §	$602,187	589,731
2.847% (USD LIBOR + 0.975%) due 07/25/34 §	137,103	135,366
Morgan Stanley IXIS Real Estate Capital Trust 1.922% (USD LIBOR + 0.050%) due 11/25/36 §	1,686	868
Navient Student Loan Trust 3.022% (USD LIBOR + 1.150%) due 03/25/66 § ~	1,251,350	1,273,264
New Century Home Equity Loan Trust 2.052% (USD LIBOR + 0.180%) due 05/25/36 §	557,795	523,462
OCP CLO Ltd (Cayman) 2.522% (USD LIBOR + 0.850%) due 07/15/27 § ~	600,000	600,675
2.581% (USD LIBOR + 0.850%) due 04/17/27 § ~	400,000	400,425
OFSI Fund V Ltd (Cayman) 2.881% (USD LIBOR + 1.150%) due 04/17/25 § ~	663,050	663,755
OHA Credit Partners IX Ltd (Cayman) 2.755% (USD LIBOR + 1.010%) due 10/20/25 § ~	1,809,669	1,810,581
Palmer Square CLO Ltd (Cayman) 2.951% (USD LIBOR + 1.220%) due 10/17/27 § ~	2,000,000	2,006,541
Renaissance Home Equity Loan Trust 2.632% (USD LIBOR + 0.760%) due 12/25/32 §	213,722	205,490
SHACKLETON CLO Ltd (Cayman) 2.842% (USD LIBOR + 1.120%) due 01/13/25 § ~	300,000	300,258
SLM Private Education Loan Trust 1.850% due 06/17/30 ~	585,341	581,313
4.027% (USD LIBOR + 2.250%) due 06/16/42 § ~	400,000	415,085

	Principal Amount	Value
SLM Student Loan Trust 2.295% (USD LIBOR + 0.550%) due 10/25/64 § ~	$1,000,000	$993,040
0.000% (EUR LIBOR + 0.180%) due 01/25/24 §	EUR 773,462	954,105
0.000% (EUR LIBOR + 0.270%) due 06/17/24 § ~	186,080	229,454
SoFi Professional Loan Program LLC 2.050% due 01/25/41 ~	$1,323,873	1,313,917
Sound Point CLO IX Ltd (Cayman) 2.625% (USD LIBOR + 0.880%) due 07/20/27 § ~	300,000	300,350
Sound Point CLO VIII Ltd (Cayman) 2.582% (USD LIBOR + 0.860%) due 04/15/27 § ~	1,100,000	1,100,887
Structured Asset Securities Corp Mortgage Loan Trust 3.164% (USD LIBOR + 1.500%) due 04/25/35 §	634,848	623,458
Sudbury Mill CLO Ltd (Cayman) 2.881% (USD LIBOR + 1.150%) due 01/17/26 § ~	4,200,000	4,204,613
Symphony CLO XII Ltd (Cayman) 2.752% (USD LIBOR + 1.030%) due 10/15/25 § ~	3,772,044	3,775,255
Symphony CLO XV Ltd (Cayman) 2.911% (USD LIBOR + 1.180%) due 10/17/26 § ~	300,000	300,267
THL Credit Wind River CLO Ltd (Cayman) 2.592% (USD LIBOR + 0.870%) due 10/15/27 § ~	250,000	250,260
Tralee CLO III Ltd (Cayman) 2.775% (USD LIBOR + 1.030%) due 10/20/27 § ~	800,000	801,892
U.S. Residential Opportunity Fund IV Trust 3.352% due 11/27/37 § ~	245,314	245,296
United States Small Business Administration 5.290% due 12/01/27	1,287,210	1,344,191
Venture XXI CLO Ltd (Cayman) 2.602% (USD LIBOR + 0.880%) due 07/15/27 § ~	700,000	700,328
Vibrant CLO II Ltd (Cayman) 2.641% (USD LIBOR + 0.900%) due 07/24/24 § ~	1,601,190	1,602,489
VOLT LV LLC 3.500% due 03/25/47 § ~	214,539	214,685
VOLT LVII LLC 3.375% due 04/25/47 § ~	291,372	291,490
VOLT LXII LLC 3.125% due 09/25/47 § ~	974,255	971,344

Total Asset-Backed Securities (Cost $49,420,368)		49,596,527

U.S. TREASURY OBLIGATIONS - 103.6%

U.S. Treasury Inflation Protected Securities - 103.0%

0.125% due 04/15/19 ^	9,038,714	9,030,910
0.125% due 04/15/20 ^ ‡	9,906,372	9,867,253
0.125% due 04/15/21 ^	81,642,606	80,939,984
0.125% due 01/15/22 ^ ‡	1,554,815	1,537,926
0.125% due 04/15/22 ^ ‡	845,795	833,682
0.125% due 07/15/22 ^	9,755,069	9,654,838
0.125% due 07/15/24 ^	4,778,104	4,666,114
0.125% due 07/15/26 ^	7,133,841	6,852,318
0.250% due 01/15/25 ^	26,512,969	25,914,169
0.375% due 07/15/23 ^ ‡	56,083,960	55,883,358
0.375% due 07/15/25 ^	22,620,446	22,326,926
0.375% due 01/15/27 ^ ‡	1,508,117	1,468,878

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
0.500% due 01/15/28 ^ ‡	$65,184,262	$64,006,364
0.625% due 01/15/24 ^	17,138,207	17,222,682
0.625% due 01/15/26 ^ ‡	46,332,508	46,298,062
0.625% due 02/15/43 ^	3,740,348	3,521,817
0.750% due 02/15/42 ^	6,821,847	6,635,472
0.750% due 02/15/45 ^	7,472,111	7,194,373
0.875% due 02/15/47 ^	10,536,406	10,441,600
1.000% due 02/15/46 ^	21,001,873	21,475,663
1.000% due 02/15/48 ^	3,731,491	3,821,706
1.250% due 07/15/20 ^ ‡	39,899,539	40,954,912
1.375% due 07/15/18 ^ ‡	459,700	464,408
1.375% due 01/15/20 ^	14,070,623	14,376,967
1.375% due 02/15/44 ^	13,427,932	14,912,624
1.750% due 01/15/28 ^ ‡	8,314,956	9,136,786
1.875% due 07/15/19 ^ ‡	7,555,962	7,758,991
2.000% due 01/15/26 ^	20,794,517	22,949,906
2.125% due 01/15/19 ^	3,193,893	3,250,328
2.125% due 02/15/40 ^	20,409,302	25,733,521
2.125% due 02/15/41 ^	2,919,683	3,702,757
2.375% due 01/15/25 ^	79,133,473	88,548,475
2.375% due 01/15/27 ^	14,095,368	16,139,379
2.500% due 01/15/29 ^ ‡	17,669,718	20,918,448
3.375% due 04/15/32 ^ ‡	2,777,022	3,735,305
3.625% due 04/15/28 ^	44,348,846	56,807,490
3.875% due 04/15/29 ^	20,003,732	26,600,043

		765,584,435

U.S. Treasury Notes - 0.6%

2.750% due 02/15/24	4,500,000	4,528,903

Total U.S. Treasury Obligations (Cost $781,382,689)		770,113,338

FOREIGN GOVERNMENT BONDS & NOTES - 13.9%

Argentina Bocon (Argentina) 22.844% (ARS Deposit + 0.000%) due 10/04/22 §	ARS 200,000	16,490
Argentina Bonar (Argentina) 24.949% (ARS Deposit + 2.000%) due 04/03/22 §	6,029,000	307,694
26.164% (ARS Deposit + 3.250%) due 03/01/20 §	100,000	5,193
Argentina POM Politica Monetaria (Argentina) 27.250% (ARS Reference + 0.000%) due 06/21/20 §	27,265,000	1,442,750
Argentina Treasury Bills (Argentina) 2.920% due 10/12/18	$200,000	196,949
2.921% due 11/16/18	666,000	654,027
Argentine Republic Government (Argentina) 5.875% due 01/11/28	800,000	753,900
6.875% due 01/26/27	2,400,000	2,450,400
Australia Government (Australia) 3.000% due 09/20/25 ^ ~	AUD 3,090,000	3,348,179
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,906,670
Brazil Letras do Tesouro Nacional (Brazil) 6.193% due 07/01/18	BRL 82,600,000	24,643,219
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,248,845	2,330,518
Cyprus Government (Cyprus) 2.750% due 06/27/24 ~	EUR 100,000	131,966
3.750% due 07/26/23 ~	290,000	401,167
3.875% due 05/06/22 ~	250,000	345,520
4.250% due 11/04/25 ~	240,000	345,590
Development Bank of Japan Inc (Japan) 2.125% due 09/01/22 ~	$700,000	677,219

	Principal Amount	Value
French Republic Government OAT (France)
(1.328%) due 03/01/25 ^ ~	EUR 2,249,824	$2,983,096
0.250% due 07/25/24 ^ ~	1,051,426	1,424,880
Italy Buoni Ordinari del Tesoro BOT (Italy)
(0.469%) due 05/14/18	800,000	984,918
(0.415%) due 04/13/18	1,720,000	2,116,687
Italy Buoni Poliennali Del Tesoro (Italy)
(0.615%) due 05/15/23 ^	2,138,117	2,717,808
0.250% due 05/15/18	300,000	369,482
2.350% due 09/15/24 ^ ~	1,213,526	1,742,843
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	$300,000	293,126
Japanese Government CPI Linked (Japan)
(1.303%) due 03/10/24 ^	JPY 123,720,000	1,219,236
(0.759%) due 03/10/27 ^	654,537,000	6,539,526
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,432,429
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,523,340	9,457,534
Spain Government (Spain) 0.250% due 04/30/18	EUR 300,000	369,349
United Kingdom Gilt (United Kingdom) 4.250% due 12/07/27 ~	GBP 600,000	1,062,682
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/26 ^ ~	16,416,025	26,690,372
0.125% due 11/22/56 ^ ~	134,446	368,208
0.125% due 11/22/65 ^ ~	467,465	1,521,588
1.875% due 11/22/22 ^ ~	644,333	1,076,750

Total Foreign Government Bonds & Notes (Cost $102,617,475)		103,327,965

MUNICIPAL BONDS - 0.0%

South Carolina Student Loan Corp 2.146% (USD LIBOR + 0.000%) due 12/01/23 §	$240,954	240,012

Total Municipal Bonds (Cost $240,720)		240,012

SHORT-TERM INVESTMENTS - 10.3%

Certificates of Deposit - 0.3%

Barclays Bank PLC (United Kingdom) 2.355% (USD LIBOR + 0.470%) due 05/17/18 §	2,000,000	2,001,240

Commercial Paper - 2.1%

Bank of Montreal (Canada) 1.461% due 04/05/18	CAD 100,000	77,596
1.475% due 04/09/18	1,000,000	775,837
1.489% due 04/04/18	1,592,000	1,235,380
1.492% due 04/05/18	2,300,000	1,784,711
Canadian Imperial Bank of Commerce (Canada) 1.487% due 04/12/18	900,000	698,163
1.488% due 04/16/18	2,000,000	1,551,224
1.489% due 04/16/18	1,200,000	930,735
HSBC Bank of Canada (Canada) 1.501% due 04/09/18	300,000	232,751
1.512% due 04/13/18	300,000	232,712
1.516% due 04/11/18	300,000	232,730
National Bank of Canada (Canada) 1.474% due 04/19/18	100,000	77,551

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Royal Bank of Canada (Canada) 1.439% due 04/05/18	CAD 100,000	$77,596
1.486% due 04/12/18	400,000	310,295
1.500% due 04/06/18	1,808,000	1,402,882
1.502% due 04/03/18	3,232,000	2,508,108
The Toronto-Dominion Bank (Canada) 1.496% due 04/10/18	300,000	232,740
1.500% due 04/05/18	1,468,000	1,139,111
1.502% due 04/03/18	1,500,000	1,164,035
1.507% due 04/02/18	1,300,000	1,008,871

		15,673,028

Foreign Government Issues - 6.1%

Argentina Treasury Bills (Argentina) 2.820% due 05/24/18	$100,000	99,610
2.830% due 07/13/18	300,000	297,644
2.839% due 06/15/18	119,000	118,331
2.839% due 06/29/18	125,000	124,155
3.100% due 10/26/18	200,000	196,724
25.250% due 09/14/18	ARS 400,000	17,870
25.450% due 09/14/18	1,500,000	67,014
25.500% due 09/14/18	3,100,000	138,496
26.000% due 04/13/18	800,000	39,522
France Treasury Bills (France) (0.963)% due 04/05/18 ~	EUR 100,000	123,047
Hellenic Republic Treasury Bills (Greece) 1.211% due 08/31/18	2,660,000	3,259,168
Italy Buoni Ordinari del Tesoro BOT (Italy)
(0.672%) due 04/30/18	100,000	123,096
(0.652%) due 04/30/18	900,000	1,107,867
Japan Treasury Bills (Japan)
(0.399%) due 04/23/18	JPY 4,400,000	41,355
(0.394%) due 04/16/18	100,000	940
(0.360%) due 04/09/18	780,300,000	7,333,456
(0.350%) due 04/23/18	95,500,000	897,589
(0.328%) due 04/05/18	135,800,000	1,276,266
(0.220%) due 05/21/18	205,600,000	1,932,652
(0.200%) due 04/05/18	549,900,000	5,168,032
(0.179%) due 05/07/18	7,000,000	65,796
(0.163%) due 05/21/18	260,000,000	2,444,015
(0.160%) due 05/01/18	1,270,000,000	11,937,033
(0.152%) due 05/14/18	580,000,000	5,451,869
Spain Letras del Tesoro (Spain) (1.080)% due 04/06/18	EUR 100,000	123,054
United Kingdom Treasury Bills (United Kingdom) 0.190% due 04/03/18	GBP 300,000	420,900
0.230% due 04/20/18	600,000	841,658
0.240% due 04/20/18	900,000	1,262,487

		44,909,646

	Principal Amount	Value
Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $13,620,386; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $13,896,203)	$13,619,962	$13,619,962

U.S. Treasury Bills - 0.0%

1.543% due 04/19/18 ‡	265,000	264,796
1.684% due 04/19/18 ‡	1,000	1,000

		265,796

Total Short-Term Investments (Cost $75,721,929)		76,469,672

TOTAL INVESTMENTS - 158.1% (Cost $1,183,835,195)		1,175,060,509

TOTAL SECURITIES SOLD SHORT - (2.0%)
(See Note (b) in Notes to Schedule of Investments) (Proceeds $14,705,984)		(14,705,984)

DERIVATIVES - (0.0%)
(See Notes (e) through (i) in Notes to Schedule of Investments)		(237,783)

OTHER ASSETS & LIABILITIES, NET - (56.1%)		(416,877,367)

NET ASSETS - 100.0%		$743,239,375

Notes to Schedule of Investments

(a)	As of March 31, 2018, $3,860,000 in cash and investments with a total aggregate value of $37,169,344 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(b)	Securities sold short outstanding as of March 31, 2018 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Security - (2.0%)

Fannie Mae 3.000% due 05/14/48	$15,100,000	($14,705,984)

Total Securities Sold Short (Proceeds $14,705,984)		($14,705,984)

(c)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the three-month period ended March 31, 2018 was $14,261,667 at a weighted average interest rate of 1.700%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Notes to Supplemental Notes to the Schedule of Investments) outstanding during the three-month period ended March 31, 2018 was $365,812,191 at a weighted average interest rate of 1.549%.

(d)	A reverse repurchase agreement outstanding as of March 31, 2018 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
MER	U.S. Treasury Inflation Protected Securities 0.375% Due 07/15/23	1.700%	02/28/18	04/12/18	($29,909,203)	$29,850,000	($29,850,000)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(e)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	06/18	42	$8,112,552	$8,239,165	$126,613
Eurodollar	06/18	4	977,300	977,000	(300)
Eurodollar	09/18	4	976,250	976,250	-
Eurodollar	12/18	4	974,800	975,050	250
Eurodollar	03/19	4	973,700	974,100	400
Eurodollar	06/19	4	972,600	973,250	650
Eurodollar	09/19	4	971,900	972,750	850
Eurodollar	12/19	4	971,150	972,150	1,000
U.S. Treasury 5-Year Notes	06/18	9	1,024,733	1,030,148	5,415

					134,878

Short Futures Outstanding
Australia Treasury 10-Year Bonds	06/18	15	1,466,782	1,493,284	(26,502)
Euro-Bobl	05/18	78	12,614,004	12,596,729	17,275
Euro-Bobl	06/18	38	6,089,643	6,136,868	(47,225)
Euro-BTP	06/18	13	2,183,267	2,220,063	(36,796)
Euro-OAT	06/18	84	15,711,415	15,978,078	(266,663)
Japan 10-Year Bonds	06/18	27	38,232,132	38,257,507	(25,375)
Long Gilt	06/18	125	21,262,476	21,539,569	(277,093)
Short Euro-BTP	06/18	18	2,493,120	2,497,862	(4,742)
U.S. Treasury 10-Year Notes	06/18	8	960,386	969,125	(8,739)
U.S. Treasury 30-Year Bonds	06/18	161	23,043,764	23,606,625	(562,861)
U.S. Treasury Ultra Long Bonds	06/18	2	310,375	320,938	(10,563)

					(1,249,284)

Total Futures Contracts					($1,114,406)

(f)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	13,244,522	USD	643,876	04/18	CIT	$13,627	$-
ARS	2,958,080	USD	143,307	04/18	HSB	1,927	-
ARS	13,244,522	USD	646,232	05/18	BOA	2,003	-
ARS	12,253,435	USD	584,332	05/18	MSC	8,903	-
ARS	866,000	USD	43,214	06/18	BNP	-	(1,937)
ARS	1,373,000	USD	66,169	08/18	SGN	-	(2,811)
AUD	8,255,000	USD	6,388,545	04/18	DUB	-	(48,294)
BRL	2,100,000	USD	644,666	04/18	BNP	-	(17,164)
BRL	1,060,000	USD	318,912	04/18	GSC	2,159	-
BRL	1,040,000	USD	314,903	04/18	JPM	110	-
BRL	2,100,000	USD	633,388	04/18	MSC	2,696	-
BRL	1,060,000	USD	319,923	05/18	GSC	372	-
CAD	7,999,000	USD	6,214,264	04/18	JPM	-	(5,299)
COP	3,721,195,250	USD	1,299,504	07/18	JPM	26,857	-
DKK	2,220,000	USD	359,119	04/18	JPM	7,302	-
EUR	1,404,000	USD	1,740,347	04/18	BNP	-	(12,795)
EUR	15,377,628	USD	19,046,376	04/18	UBS	-	(124,979)
GBP	5,680,000	USD	7,919,183	04/18	CIT	49,861	-
GBP	1,655,000	USD	2,296,887	04/18	GSC	25,079	-
GBP	24,262,000	USD	34,497,725	04/18	HSB	-	(458,121)
GBP	1,992,000	USD	2,769,449	04/18	JPM	25,329	-
IDR	14,903,010,000	USD	1,078,600	06/18	HSB	700	-
INR	166,671,743	USD	2,557,590	06/18	UBS	-	(18,354)
JPY	645,662,224	USD	6,147,700	04/18	UBS	-	(79,349)
KRW	507,348,800	USD	469,876	06/18	HSB	8,677	-
NZD	12,799,000	USD	9,332,084	04/18	UBS	-	(82,246)
RUB	98,637,515	USD	1,734,820	04/18	DUB	-	(16,494)
RUB	98,637,515	USD	1,727,210	04/18	HSB	-	(10,730)
RUB	41,864,005	USD	722,005	05/18	HSB	4,002	-
USD	654,374	ARS	13,244,522	04/18	BOA	-	(3,129)
USD	6,499,120	AUD	8,255,000	04/18	BOA	158,870	-
USD	6,389,221	AUD	8,255,000	05/18	DUB	48,899	-
USD	631,807	BRL	2,100,000	04/18	BNP	-	(4,277)
USD	320,823	BRL	1,060,000	04/18	GSC	-	(248)
USD	312,895	BRL	1,040,000	04/18	JPM	-	(2,118)
USD	626,305	BRL	2,100,000	04/18	MSC	-	(9,779)
USD	642,821	BRL	2,100,000	05/18	BNP	8,275	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,191,155	BRL	21,700,000	07/18	BNP	$-	($329,669)
USD	560,307	BRL	1,900,000	07/18	BOA	-	(10,641)
USD	6,464,701	BRL	22,600,000	07/18	DUB	-	(326,572)
USD	5,805,299	BRL	19,500,000	07/18	GSC	-	(54,428)
USD	4,196,403	BRL	14,700,000	07/18	HSB	-	(220,930)
USD	350,518	BRL	1,200,000	07/18	JPM	-	(10,080)
USD	294,638	BRL	1,000,000	07/18	MSC	-	(5,861)
USD	231,930	CAD	300,000	04/18	BOA	-	(977)
USD	1,148,702	CAD	1,500,000	04/18	CIT	-	(15,872)
USD	3,061,552	CAD	3,960,000	04/18	GSC	-	(12,404)
USD	311,867	CAD	400,000	04/18	GSC	1,331	-
USD	231,940	CAD	300,000	04/18	HSB	-	(958)
USD	5,856,522	CAD	7,407,000	04/18	HSB	107,001	-
USD	2,631,758	CAD	3,408,000	04/18	JPM	-	(13,634)
USD	1,791,814	CAD	2,300,000	04/18	JPM	6,478	-
USD	5,197,260	CAD	6,732,000	04/18	UBS	-	(28,531)
USD	233,716	CAD	300,000	04/18	UBS	827	-
USD	6,217,645	CAD	7,999,000	05/18	JPM	5,161	-
USD	33,705	DKK	212,000	04/18	CIT	-	(1,287)
USD	201,087	DKK	1,313,000	04/18	GSC	-	(15,629)
USD	123,633	EUR	100,000	04/18	BOA	511	-
USD	247,433	EUR	200,000	04/18	CIT	1,097	-
USD	2,124,467	EUR	1,720,000	04/18	DUB	6,827	-
USD	23,504,689	EUR	19,003,628	04/18	GSC	121,681	-
USD	1,485,526	EUR	1,200,000	04/18	MSC	6,255	-
USD	371,647	EUR	300,000	05/18	DUB	1,433	-
USD	992,728	EUR	800,000	05/18	GSC	5,561	-
USD	19,086,051	EUR	15,377,628	05/18	UBS	125,569	-
USD	3,296,032	EUR	2,660,000	08/18	HSB	-	(14,510)
USD	1,259,588	GBP	900,000	04/18	BRC	-	(3,967)
USD	839,600	GBP	600,000	04/18	CIT	-	(2,770)
USD	47,239,922	GBP	33,589,000	04/18	CIT	114,530	-
USD	417,308	GBP	300,000	04/18	JPM	-	(3,592)
USD	34,539,480	GBP	24,262,000	05/18	HSB	457,904	-
USD	629,348	INR	41,408,600	06/18	CIT	-	(1,510)
USD	4,882,792	JPY	549,900,000	04/18	BOA	-	(285,849)
USD	1,281,645	JPY	135,800,000	04/18	BOA	5,228	-
USD	7,383,925	JPY	780,300,000	04/18	CIT	47,852	-
USD	6,961,558	JPY	741,162,224	04/18	MSC	-	(5,328)
USD	42,613	JPY	4,500,000	04/18	UBS	274	-
USD	10,117,349	JPY	1,100,000,000	05/18	CIT	-	(237,408)
USD	66,350	JPY	7,000,000	05/18	CIT	439	-
USD	1,936,338	JPY	205,600,000	05/18	GSC	-	(1,544)
USD	3,307,831	JPY	360,000,000	05/18	MSC	-	(83,601)
USD	2,453,802	JPY	260,000,000	05/18	MSC	3,173	-
USD	3,584,305	JPY	390,000,000	05/18	UBS	-	(87,700)
USD	6,158,930	JPY	645,662,224	05/18	UBS	81,134	-
USD	1,925,228	KRW	2,037,853,500	06/18	UBS	3,034	-
USD	868,413	MXN	16,392,077	05/18	CIT	-	(28,120)
USD	9,384,836	NZD	12,799,000	04/18	JPM	134,999	-
USD	9,330,625	NZD	12,799,000	05/18	UBS	81,516	-
USD	1,728,724	RUB	98,637,515	04/18	HSB	10,397	-
USD	2,388,654	RUB	139,168,945	06/18	SGN	-	(21,340)
USD	766,000	ZAR	9,270,592	05/18	BOA	-	(13,326)
ZAR	9,654,000	USD	798,769	05/18	BOA	12,788	-

Total Forward Foreign Currency Contracts						$1,738,648	($2,736,162)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(g)	Purchased options outstanding as of March 31, 2018 were as follows:

Interest Rate Floor/Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Cost	Value
Cap - ICE Swap Rate	0.170%	5-Year/10-Year ICE Swap Rate	04/03/18	MSC	$37,100,000	$11,130	$-
Cap - ICE Swap Rate	0.174%	5-Year/10-Year ICE Swap Rate	06/11/18	MSC	23,100,000	9,240	816

						$20,370	$816

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$2,650,000	$265,328	$641

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	2,650,000	265,327	403,401
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	400,000	4,560	7,126
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	10,950,000	127,020	168,985

							396,907	579,512

Total Interest Rate Swaptions							$662,235	$580,153

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 5-Year Notes (06/18)	$124.00	05/25/18	CME	203	$25,172,000	$20	$203
Call - U.S. Treasury 5-Year Notes (06/18)	124.50	05/25/18	CME	49	6,100,500	5	49
Call - U.S. Treasury 10-Year Notes (06/18)	137.50	05/25/18	CME	124	17,050,000	12	124
Call - U.S. Treasury 10-Year Notes (06/18)	140.00	05/25/18	CME	26	3,640,000	3	26
Call - U.S. Treasury 30-Year Bonds (06/18)	178.00	05/25/18	CME	71	12,638,000	582	71
Call - U.S. Treasury 30-Year Bonds (06/18)	183.00	05/25/18	CME	47	8,601,000	5	47

						$627	$520

Total Purchased Options						$683,232	$581,489

(h)	Premiums received and value of written options outstanding as of March 31, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 28 5Y	0.475%	04/18/18	DUB	EUR 3,700,000	$3,503	($1,455)
Call - iTraxx Main 29 5Y	0.500%	06/20/18	BRC	7,900,000	4,837	(3,535)

					8,340	(4,990)

Credit Default Swaptions on Credit Indices – Sell Protection

Put - CDX IG29 5Y	0.700%	04/18/18	CIT	$8,200,000	10,660	(2,595)
Put - iTraxx Main 28 5Y	0.700%	04/18/18	DUB	EUR 3,700,000	3,821	(616)
Put - CDX IG29 5Y	0.850%	04/18/18	CIT	$8,600,000	10,320	(973)
Put - CDX IG29 5Y	0.800%	05/16/18	CSF	2,000,000	2,750	(1,051)
Put - CDX IG30 5Y	0.850%	05/16/18	BOA	1,200,000	1,092	(862)
Put - iTraxx Main 29 5Y	0.800%	06/20/18	BRC	EUR 7,900,000	14,270	(12,919)
Put - CDX IG30 5Y	0.850%	06/20/18	GSC	$1,100,000	1,760	(1,542)
Put - CDX IG30 5Y	0.900%	06/20/18	BNP	2,400,000	3,630	(2,782)
Put - CDX IG30 5Y	0.900%	06/20/18	BOA	1,300,000	1,430	(1,507)
Put - CDX IG30 5Y	0.900%	06/20/18	CIT	1,200,000	1,410	(1,391)
Put - CDX IG30 5Y	0.900%	06/20/18	JPM	2,000,000	2,570	(2,318)
Put - CDX IG30 5Y	0.950%	07/18/18	BRC	1,000,000	1,720	(1,407)
Put - CDX IG30 5Y	0.950%	07/18/18	DUB	1,100,000	1,829	(1,548)

					57,262	(31,511)

Total Credit Default Swaps on Credit Indices					$65,602	($36,501)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000 + 4.000%)10]	04/22/24	JPM	$13,800,000	$100,395	($1,174)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)10]	05/16/24	JPM	1,300,000	9,035	(118)
Cap - Eurostat Eurozone HICP	117.2	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)20)]	06/22/35	GSC	EUR 2,200,000	100,087	(12,574)

						209,517	(13,866)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index) - 1)]	03/24/20	JPM	$12,700,000	143,510	(18,239)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	90,900,000	810,160	(9)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	8,700,000	112,230	(1)
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index) - 1)]	10/02/20	JPM	3,800,000	70,136	(8,673)

						1,136,036	(26,922)

Total Inflation Floor/Cap Options						$1,345,553	($40,788)

Interest Rate Floor/Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - ICE Swap Rate	0.155%	10-Year/30-Year ICE Swap Rate	04/03/18	MSC	$37,100,000	$13,356	$-
Cap - ICE Swap Rate	0.155%	10-Year/30-Year ICE Swap Rate	06/11/18	MSC	23,100,000	9,240	(612)

						22,596	(612)

Floor - ICE Swap Rate	0.000%	10-Year/2-Year ICE Swap Rate	01/02/20	MSC	53,800,000	41,695	(72,899)

Total Interest Rate Floor/Cap Options						$64,291	($73,511)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (05/18)	$121.50	04/20/18	CME	83	$10,084,500	$17,052	($25,938)
Call - U.S. Treasury 30-Year Bonds (05/18)	145.00	04/20/18	CME	23	3,335,000	2	(47,797)

						17,054	(73,735)

Put - U.S. Treasury 10-Year Notes (05/18)	120.00	04/20/18	CME	83	9,960,000	23,146	(7,781)
Put - U.S. Treasury 30-Year Bonds (05/18)	143.00	04/20/18	CME	17	2,431,000	14,854	(2,125)

						38,000	(9,906)

Total Options on Futures						$55,054	($83,641)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.500% due 05/14/48	$99.88	05/07/18	JPM	$7,900,000	$36,105	($46,100)

Put - Fannie Mae 3.500% due 05/14/48	98.88	05/07/18	JPM	7,900,000	38,883	(9,132)

Total Options on Securities					$74,988	($55,232)

Total Written Options					$1,605,488	($289,673)

(i)	Swap agreements outstanding as of March 31, 2018 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	06/20/21	CIT	1.020%	$200,000	($65)	($17,301)	$17,236
Brazilian Government	Q	1.000%	06/20/21	DUB	1.020%	400,000	(129)	(34,436)	34,307
Brazilian Government	Q	1.000%	06/20/22	BOA	1.314%	100,000	(1,211)	(5,386)	4,175
Brazilian Government	Q	1.000%	06/20/22	HSB	1.314%	700,000	(8,475)	(38,705)	30,230

							(9,880)	(95,828)	85,948

				Exchange
Daimler AG	Q	1.000%	12/20/20	ICE	0.311%	EUR 320,000	7,700	5,161	2,539
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.992%	$200,000	31,760	21,154	10,606

							39,460	26,315	13,145

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$29,580	($69,513)	$99,093

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 26 5Y	Q	1.000%	12/20/21	ICE	EUR 4,300,000	($129,320)	($62,071)	($67,249)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	11,700,000	(335,228)	(280,213)	(55,015)
CDX HY29 5Y	Q	5.000%	12/20/22	ICE	$9,048,000	(599,504)	(606,819)	7,315

						($1,064,052)	($949,103)	($114,949)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	M	0.500%	10/17/57	GSC	$1,000,000	$3,911	($52,061)	$55,972

Total Credit Default Swaps						($1,030,561)	($1,070,677)	$40,116

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.680%	04/28/18	$16,100,000	$83,226	$-	$83,226
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.580%	05/23/18	600,000	5,174	310	4,864
3-Month USD-LIBOR	S/Q	CME	1.250%	06/15/18	5,600,000	4,579	(2,192)	6,771
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.070%	03/23/19	2,360,000	1,235	136	1,099
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.168%	07/15/20	3,500,000	12,609	-	12,609
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.027%	11/23/20	3,500,000	28,382	-	28,382
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.021%	11/25/20	3,300,000	27,262	-	27,262
Eurostat Eurozone HICP	Z/Z	LCH	1.295%	03/15/21	EUR 2,100,000	1,742	-	1,742
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.550%	07/26/21	$2,400,000	78,665	81,231	(2,566)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.603%	09/12/21	1,850,000	53,834	55,721	(1,887)
1-Day EUR-EONIA	A/A	LCH	0.050%	09/19/21	EUR 2,100,000	3,491	(2,185)	5,676
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.069%	07/15/22	$1,200,000	11,245	-	11,245
3-Month USD-LIBOR	S/Q	CME	2.250%	12/20/22	30,400,000	(456,824)	36,283	(493,107)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.210%	02/05/23	6,810,000	5,133	-	5,133
3-Month USD-LIBOR	S/Q	CME	2.000%	06/20/23	3,000,000	(104,599)	(115,898)	11,299
3-Month USD-LIBOR	S/Q	CME	2.678%	10/25/23	5,000,000	(24,286)	-	(24,286)
3-Month USD-LIBOR	S/Q	CME	2.670%	11/19/23	4,000,000	(21,907)	42,296	(64,203)
3-Month USD-LIBOR	S/Q	CME	2.681%	12/12/23	4,000,000	(20,761)	-	(20,761)
3-Month USD-LIBOR	S/Q	CME	2.500%	12/19/23	6,500,000	(88,475)	(52,260)	(36,215)
28-Day MXN-TIIE	L/L	CME	7.200%	06/05/24	MXN 32,000,000	(22,502)	304	(22,806)
Eurostat Eurozone HICP	Z/Z	LCH	1.710%	03/15/33	EUR 500,000	(4,625)	(533)	(4,092)
28-Day MXN-TIIE	L/L	CME	7.480%	06/18/37	MXN 490,000	(1,187)	17	(1,204)
GBP Retail Price	Z/Z	LCH	3.585%	10/15/46	GBP 1,070,000	(124,564)	(87,180)	(37,384)
GBP Retail Price	Z/Z	LCH	3.428%	03/15/47	2,540,000	53,576	116,963	(63,387)

						($499,577)	$73,013	($572,590)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z/Z	GSC	2.060%	05/12/25	$2,500,000	($20,764)	$-	($20,764)
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.788%	07/18/26	2,800,000	(131,008)	-	(131,008)
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.810%	07/19/26	4,100,000	(182,586)	-	(182,586)
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.800%	07/20/26	2,600,000	(118,066)	-	(118,066)
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.805%	09/20/26	800,000	(35,529)	-	(35,529)

						(487,953)	-	(487,953)

		Exchange
3-Month USD-LIBOR	S/Q	CME	2.000%	12/20/19	200,000	787	(1,225)	2,012
3-Month USD-LIBOR	S/Q	CME	1.750%	06/20/20	34,100,000	586,854	667,512	(80,658)
France CPI Excluding Tobacco	Z/Z	LCH	1.350%	01/15/23	EUR 2,040,000	6,533	615	5,918
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.063%	05/12/25	$8,200,000	(64,639)	-	(64,639)
3-Month USD-LIBOR	S/Q	CME	2.300%	04/27/26	28,100,000	682,620	526,740	155,880
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.730%	07/26/26	2,400,000	(122,939)	(128,648)	5,709
3-Month USD-LIBOR	S/Q	CME	1.850%	07/27/26	4,300,000	188,815	168,377	20,438
3-Month USD-LIBOR	S/Q	CME	2.000%	07/27/26	23,900,000	894,263	723,878	170,385
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.800%	09/12/26	4,300,000	(187,282)	(43,388)	(143,894)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.801%	09/12/26	1,850,000	(80,388)	(85,451)	5,063
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.805%	09/12/26	1,600,000	(68,918)	(73,280)	4,362
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.780%	09/15/26	1,600,000	(73,201)	(77,664)	4,463
3-Month USD-LIBOR	S/Q	CME	2.400%	12/07/26	800,000	16,303	9,068	7,235
Eurostat Eurozone HICP	Z/Z	LCH	1.385%	12/15/26	EUR 800,000	(11,235)	(1,179)	(10,056)
3-Month USD-LIBOR	S/Q	LCH	1.750%	12/21/26	$14,410,000	1,078,138	727,114	351,024
Eurostat Eurozone HICP	Z/Z	LCH	1.360%	06/15/27	EUR 3,200,000	(58,687)	(47,958)	(10,729)
6-Month JPY-LIBOR	S/S	LCH	0.300%	09/20/27	JPY 860,000,000	(19,870)	(14,951)	(4,919)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.180%	09/20/27	$1,210,000	(16,970)	-	(16,970)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.150%	09/25/27	1,200,000	(20,671)	-	(20,671)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.156%	10/17/27	2,700,000	(44,131)	-	(44,131)
Eurostat Eurozone HICP	Z/Z	LCH	1.520%	11/15/27	EUR 4,250,000	(1,285)	(7,396)	6,111
3-Month USD-LIBOR	S/Q	CME	2.500%	12/20/27	$2,900,000	59,107	(29,841)	88,948
France CPI Excluding Tobacco	Z/Z	LCH	1.575%	01/15/28	EUR 840,000	6,173	-	6,173
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.335%	02/05/28	$3,450,000	16,699	7,486	9,213
France CPI Excluding Tobacco	Z/Z	LCH	1.590%	02/15/28	EUR 3,480,000	33,150	(105)	33,255
France CPI Excluding Tobacco	Z/Z	LCH	1.606%	02/15/28	510,000	5,930	-	5,930
Eurostat Eurozone HICP	Z/Z	LCH	1.535%	03/15/28	2,100,000	3,277	273	3,004
6-Month JPY-LIBOR	S/S	LCH	0.300%	03/20/28	JPY 60,000,000	(293)	(945)	652
3-Month NZD Bank Bills	S/Q	CME	3.250%	03/21/28	NZD 4,500,000	(55,067)	13,706	(68,773)
3-Month USD-LIBOR	S/Q	CME	3.100%	04/17/28	$15,350,000	(113,469)	(101,172)	(12,297)
3-Month USD-LIBOR	S/Q	LCH	2.250%	06/20/28	12,600,000	601,633	695,276	(93,643)
6-Month GBP-LIBOR	S/S	LCH	1.500%	09/19/28	GBP 10,790,000	58,981	248,379	(189,398)
6-Month JPY-LIBOR	S/S	LCH	0.450%	03/20/29	JPY 530,000,000	(40,302)	(28,827)	(11,475)
GBP Retail Price	Z/Z	LCH	3.190%	04/15/30	GBP 4,000,000	(39,497)	(225,983)	186,486
GBP Retail Price	Z/Z	LCH	3.400%	06/15/30	3,400,000	131,072	52,034	79,038
GBP Retail Price	Z/Z	LCH	3.325%	08/15/30	9,730,000	128,401	(58,600)	187,001
GBP Retail Price	Z/Z	LCH	3.300%	12/15/30	1,200,000	(10,903)	(56,971)	46,068
GBP Retail Price	Z/Z	LCH	3.530%	10/15/31	270,000	9,520	7,144	2,376
GBP Retail Price	Z/Z	LCH	3.470%	09/15/32	6,310,000	115,522	2,369	113,153
GBP Retail Price	Z/Z	LCH	3.358%	04/15/35	1,200,000	15,884	(29,642)	45,526
France CPI Excluding Tobacco	Z/Z	LCH	1.910%	01/15/38	EUR 620,000	21,415	1,731	19,684
6-Month JPY-LIBOR	S/S	CME	1.500%	12/21/45	JPY 37,200,000	(62,898)	(113,079)	50,181
1-Day USD-Federal Funds	A/A	LCH	2.000%	12/15/47	$2,610,000	197,564	6,265	191,299
1-Day USD-Federal Funds	A/A	LCH	2.428%	12/20/47	500,000	(8,260)	1,208	(9,468)
1-Day USD-Federal Funds	A/A	LCH	2.478%	12/20/47	1,203,000	(32,983)	6,639	(39,622)
1-Day USD-Federal Funds	A/A	LCH	2.499%	12/20/47	390,000	(12,489)	974	(13,463)
Eurostat Eurozone HICP	Z/Z	LCH	1.946%	03/15/48	EUR 500,000	8,760	1,019	7,741
3-Month USD-LIBOR	S/Q	CME	2.500%	06/20/48	$1,940,000	151,934	222,272	(70,338)
6-Month GBP-LIBOR	S/S	LCH	1.750%	09/19/48	GBP 2,820,000	(233,325)	(148,251)	(85,074)
3-Month USD-LIBOR	S/Q	CME	2.969%	10/25/48	$1,000,000	(18,618)	(39,988)	21,370
3-Month USD-LIBOR	S/Q	CME	2.951%	11/19/48	1,000,000	(14,663)	-	(14,663)
3-Month USD-LIBOR	S/Q	CME	2.953%	12/12/48	400,000	(5,940)	-	(5,940)

						3,600,412	2,775,535	824,877

Total Interest Rate Swaps - Receive Floating Rate						$3,112,459	$2,775,535	$336,924

Total Interest Rate Swaps						$2,612,882	$2,848,548	($235,666)

Total Swap Agreements						$1,582,321	$1,777,871	($195,550)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$52,436,106	$-	$52,436,106	$-
	Mortgage-Backed Securities	122,876,889	-	122,876,889	-
	Asset-Backed Securities	49,596,527	-	49,596,527	-
	U.S. Treasury Obligations	770,113,338	-	770,113,338	-
	Foreign Government Bonds & Notes	103,327,965	-	103,327,965	-
	Municipal Bonds	240,012	-	240,012	-
	Short-Term Investments	76,469,672	-	76,469,672	-
	Derivatives:
	Credit Contracts
	Swaps	43,371	-	43,371	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,738,648	-	1,738,648	-
	Interest Rate Contracts
	Futures	152,453	152,453	-	-
	Purchased Options	581,489	-	581,489	-
	Swaps	5,389,488	-	5,389,488	-

	Total Interest Rate Contracts	6,123,430	152,453	5,970,977	-

	Total Asset - Derivatives	7,905,449	152,453	7,752,996	-

	Total Assets	1,182,965,958	152,453	1,182,813,505	-

Liabilities	Securities Sold Short
	Mortgage-Backed Security	(14,705,984)	-	(14,705,984)	-
	Sale-buyback Financing Transactions	(465,766,986)	-	(465,766,986)	-
	Reverse Repurchase Agreements	(29,850,000)	-	(29,850,000)	-
	Derivatives:
	Credit Contracts
	Written Options	(36,501)	-	(36,501)	-
	Swaps	(1,073,932)	-	(1,073,932)	-

	Total Credit Contracts	(1,110,433)	-	(1,110,433)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,736,162)	-	(2,736,162)	-
	Interest Rate Contracts
	Futures	(1,266,859)	(1,266,859)	-	-
	Written Options	(253,172)	-	(253,172)	-
	Swaps	(2,776,606)	-	(2,776,606)	-

	Total Interest Rate Contracts	(4,296,637)	(1,266,859)	(3,029,778)	-

	Total Liabilities - Derivatives	(8,143,232)	(1,266,859)	(6,876,373)	-

	Total Liabilities	(518,466,202)	(1,266,859)	(517,199,343)	-

	Total	$664,499,756	($1,114,406)	$665,614,162	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 1.5%

Collateralized Mortgage Obligations - Commercial - 0.3%

RETL 2.877% (USD LIBOR + 1.100%) due 03/15/33 § ~	$500,000	$500,937
TPG Real Estate Finance Issuer Ltd 2.536% (USD LIBOR + 0.750%) due 02/15/35 § ~	240,000	240,450
VMC Finance LLC 2.597% (USD LIBOR + 0.820%) due 04/15/35 § ~	530,000	534,826

		1,276,213

Collateralized Mortgage Obligations - Residential - 1.2%

Deephaven Residential Mortgage Trust 2.976% due 12/25/57 § ~	490,866	492,083
3.027% due 12/25/57 § ~	529,365	533,533
Fannie Mae 3.000% due 04/25/40 - 01/25/41	761,160	758,208
Freddie Mac 3.000% due 05/15/39 - 03/15/41	939,657	935,612
JP Morgan Mortgage Trust 3.500% due 04/25/48 (a) § ~	500,000	498,437
3.500% due 06/25/48 § ~	336,191	336,874
3.500% due 12/25/48 § ~	480,892	482,019
PNMAC GMSR ISSUER Trust 4.722% (USD LIBOR + 2.850%) due 02/25/23 § ~	180,000	180,950
PSMC Trust 3.500% due 02/25/48 § ~	440,000	440,549
Sequoia Mortgage Trust 3.500% due 03/25/48 § ~	397,055	398,929
4.000% due 02/25/48 § ~	371,592	377,282

		5,434,476

Total Mortgage-Backed Securities (Cost $6,730,906)		6,710,689

ASSET-BACKED SECURITIES - 16.8%

AccessLex Institute 2.858% (USD LIBOR + 0.570%) due 09/22/37 §	334,359	321,657
AIMCO CLO (Cayman) 2.572% (USD LIBOR + 0.850%) due 01/15/28 § ~	1,100,000	1,099,823
Ally Auto Receivables Trust 1.400% due 12/17/18	264,333	264,337
American Credit Acceptance Receivables Trust 2.000% due 07/10/20 ~	461,696	460,385
2.940% due 01/10/24 ~	640,000	637,673
AmeriCredit Automobile Receivables 2.300% due 03/08/21	1,000,000	995,249
AmeriCredit Automobile Receivables Trust 1.450% due 11/19/18	395,333	395,336
1.920% due 11/08/19	5,643	5,642
2.580% due 09/08/20	400,000	399,959
ARI Fleet Lease Trust 1.950% due 03/15/19 ~	950,000	950,042
Avant Loans Funding Trust 2.290% due 06/15/20 ~	655,863	654,720
Avery Point IV CLO Ltd (Cayman) 2.845% (USD LIBOR + 1.100%) due 04/25/26 § ~	1,100,000	1,101,107
BCC Funding XIV LLC 2.200% due 02/20/19 ~	1,795,913	1,796,034
2.960% due 06/20/23 ~	420,000	419,448

	Principal Amount	Value
CIFC Funding Ltd (Cayman) 2.502% (USD LIBOR + 0.780%) due 04/15/27 § ~	$1,100,000	$1,096,623
CLI Funding V LLC 3.290% due 06/18/29 ~	777,596	769,881
CNH Equipment Trust 1.630% due 08/15/21	770,000	762,789
2.230% due 10/17/22	750,000	746,896
Commonbond Student Loan Trust 2.550% due 05/25/41 ~	516,285	506,522
3.200% due 06/25/32 ~	134,183	134,044
CPS Auto Receivables Trust 1.620% due 01/15/20 ~	87,760	87,622
1.870% due 03/15/21 ~	691,544	688,528
2.160% due 05/17/21 ~	157,839	157,366
2.250% due 10/15/19 ~	119,064	119,053
Domino’s Pizza Master Issuer LLC 3.484% due 10/25/45 ~	49,125	49,101
DRB Prime Student Loan Trust 2.320% due 04/25/30	35,313	35,109
2.540% due 04/27/26 ~	36,700	36,559
3.060% due 07/25/31 ~	60,103	60,132
Drive Auto Receivables Trust 1.820% due 06/15/20	1,000,000	998,776
1.910% due 03/15/19	1,066,999	1,066,506
2.560% due 06/15/20 ~	149,618	149,633
3.060% due 05/17/21 ~	733,799	735,170
3.190% due 07/15/22 ~	1,000,000	1,002,626
DT Auto Owner Trust 1.850% due 08/17/20 ~	574,552	572,601
2.400% due 05/17/21 ~	270,000	268,749
2.590% due 05/17/21 ~	670,000	670,445
3.040% due 01/18/22 ~	230,000	230,371
ECMC Group Student Loan Trust 2.533% (USD LIBOR + 0.750%) due 02/27/68 § ~	2,750,000	2,752,294
3.222% (USD LIBOR + 1.350%) due 07/26/66 § ~	251,335	254,993
EdLinc Student Loan Funding Trust 3.350% (USD Prime - 1.1500%) due 12/01/47 § ~	529,378	526,758
Education Loan Asset-Backed Trust I 2.672% (USD LIBOR + 0.800%) due 06/25/26 § ~	152,657	153,421
Elara HGV Timeshare Issuer LLC 2.730% due 04/25/28 ~	106,994	104,687
Exeter Automobile Receivables Trust 2.050% due 12/15/21 ~	841,362	836,878
2.210% due 05/17/21 ~	418,268	417,124
2.750% due 04/15/22 ~	190,000	188,717
First Investors Auto Owner Trust 2.000% due 03/15/22 ~	823,416	818,438
2.720% due 04/17/23 ~	260,000	256,095
Flagship Credit Auto Trust 2.070% due 04/15/22 ~	653,271	648,560
2.380% due 10/15/20 ~	670,384	669,945
2.590% due 06/15/22 ~	925,723	923,815
2.660% due 10/17/22 ~	980,000	968,497
2.770% due 12/15/20 ~	289,796	289,996
Ford Credit Auto Lease Trust 1.920% due 03/15/19	286,307	286,253
GM Financial Automobile Leasing Trust 1.620% due 09/20/19	1,213,367	1,208,969
Hilton Grand Vacations Trust 2.280% due 01/25/26 ~	87,683	86,756
Hyundai Auto Lease Securitization Trust 1.650% due 07/15/20 ~	700,000	694,433
JP Morgan Student Loan Trust 1.664% (USD LIBOR + 0.350%) due 06/28/39 § ~	268,657	256,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust 1.870% due 11/25/42 ~	$338,564	$337,226
2.422% (USD LIBOR + 0.550%) due 11/25/42 § ~	374,102	375,128
Mariner Finance Issuance Trust 2.920% due 12/20/29 ~	700,000	692,097
3.620% due 02/20/29 ~	146,000	146,706
Marlette Funding Trust 2.390% due 07/15/24 ~	91,085	90,881
2.610% due 03/15/28 ~	898,823	897,546
2.827% due 03/15/24 ~	479,081	479,237
MP CLO VII Ltd (Cayman) 2.574% (USD LIBOR + 0.840%) due 04/18/27 § ~	880,000	880,722
MVW Owner Trust 2.250% due 12/20/33 ~	544,413	532,101
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	1,350,000	1,346,927
Navient Student Loan Trust 2.062% (USD LIBOR + 0.190%) due 03/25/67 § ~	604,029	603,918
2.358% (USD LIBOR + 0.380%) due 03/25/67 § ~	630,000	630,544
2.592% (USD LIBOR + 0.720%) due 03/25/67 § ~	480,000	481,634
2.728% (USD LIBOR + 0.750%) due 03/25/67 § ~	510,000	511,061
Nelnet Student Loan Trust 1.905% (USD LIBOR + 0.160%) due 10/25/38 §	944,478	888,817
1.925% (USD LIBOR + 0.250%) due 06/25/41 §	187,600	175,069
1.945% (USD LIBOR + 0.200%) due 01/25/38 §	408,841	380,588
2.095% (USD LIBOR + 0.350%) due 10/25/40 §	654,297	620,615
2.418% (USD LIBOR + 0.170%) due 03/23/37 §	447,460	415,801
2.637% (USD LIBOR + 0.760%) due 05/25/66 § ~	1,950,000	1,953,841
3.121% (USD LIBOR + 1.500%) due 03/25/48 § ~	1,000,000	1,003,870
3.121% (USD LIBOR + 1.500%) due 06/25/54 § ~	100,000	92,050
Neuberger Berman CLO XX Ltd (Cayman) 2.522% (USD LIBOR + 0.800%) due 01/15/28 § ~	1,050,000	1,049,015
NextGear Floorplan Master Owner Trust 3.090% (USD LIBOR + 0.640%) due 02/15/23 § ~	370,000	370,284
Nissan Auto Lease Trust 1.490% due 03/15/19	364,549	363,891
OCP CLO Ltd (Cayman) 2.573% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,100,000	1,099,743
OneMain Direct Auto Receivables Trust 2.310% due 12/14/21 ~	410,000	407,120
Oscar US Funding Trust 2.550% due 12/15/21 ~	700,611	699,108
OSCAR US Funding Trust VIII LLC (Japan) 2.910% due 04/12/21 ~	240,000	240,589
Prestige Auto Receivables Trust 1.460% due 07/15/20 ~	640,787	638,919
1.990% due 06/15/20 ~	815,784	814,042
Santander Drive Auto Receivables Trust 1.830% due 02/15/19	697,918	697,929
2.440% due 04/15/21	606,123	605,773
2.970% due 03/15/21	320,000	320,599
Santander Retail Auto Lease Trust 1.500% due 11/20/18 ~	1,226,638	1,225,208

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC 2.300% due 10/20/31 ~	$116,044	$115,249
2.420% due 03/20/30 ~	445,765	443,654
2.430% due 06/20/32 ~	451,789	447,713
2.580% due 09/20/32 ~	799,781	798,168
2.800% due 10/20/31 ~	478,459	476,216
3.020% due 06/20/32 ~	1,129,473	1,123,852
3.050% due 03/22/32 ~	528,421	526,335
SLC Student Loan Trust 2.039% (USD LIBOR + 0.200%) due 02/15/45 §	139,364	131,342
2.355% (USD LIBOR + 0.230%) due 12/15/39 §	883,874	833,507
2.405% (USD LIBOR + 0.280%) due 03/15/40 §	967,410	904,483
SLM Student Loan Trust 1.885% (USD LIBOR + 0.140%) due 01/27/42 §	450,000	435,917
1.895% (USD LIBOR + 0.150%) due 04/25/40 §	65,751	59,842
1.895% (USD LIBOR + 0.150%) due 03/25/44 §	500,000	482,835
1.925% (USD LIBOR + 0.180%) due 07/25/55 §	350,210	333,533
1.945% (USD LIBOR + 0.200%) due 01/25/70 §	192,255	182,572
1.965% (USD LIBOR + 0.220%) due 03/25/44 §	437,226	413,330
2.035% (USD LIBOR + 0.290%) due 01/25/44 §	324,009	309,122
2.341% (EUR LIBOR + 0.600%) due 01/25/41 §	530,000	531,728
2.345% (USD LIBOR + 0.600%) due 10/25/65 § ~	700,000	698,821
2.775% (USD LIBOR + 0.650%) due 06/15/38 §	794,082	763,162
3.372% (USD LIBOR + 1.500%) due 06/27/44 §	100,000	96,244
3.372% (USD LIBOR + 1.500%) due 12/28/70 §	100,000	100,166
3.372% (USD LIBOR + 1.500%) due 01/25/72 §	200,000	200,447
SMB Private Education Loan Trust 3.050% due 05/15/26 ~	616,465	616,375
Sofi Consumer Loan Program LLC 2.140% due 09/25/26 ~	322,816	321,056
SoFi Consumer Loan Program LLC 3.050% due 12/26/25 ~	988,027	987,558
3.060% due 09/25/28 ~	873,314	872,189
SoFi Professional Loan Program LLC 2.050% due 01/25/41 ~	498,719	494,969
2.572% (USD LIBOR + 0.700%) due 03/26/40 § ~	483,564	487,803
3.020% due 10/25/27 ~	69,796	69,711
Springleaf Funding Trust 2.900% due 11/15/29 ~	500,000	497,961
Taco Bell Funding LLC 3.832% due 05/25/46 ~	888,750	895,426
Tesla Auto Lease Trust 2.320% due 12/20/19 ~	367,382	366,706
2.750% due 02/20/20 ~	110,000	109,829
TLF National Tax Lien Trust 3.090% due 12/15/29 ~	596,749	596,305
Trafigura Securitisation Finance PLC (Ireland) 2.627% (USD LIBOR + 0.850%) due 12/15/20 § ~	400,000	403,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
VSE VOI Mortgage LLC 2.540% due 07/20/33 ~	$554,408	$545,032
Westlake Automobile Receivables Trust 1.750% due 02/15/19 ~	413,449	413,404
1.780% due 04/15/20 ~	767,498	765,881

Total Asset-Backed Securities (Cost $73,827,915)		73,709,923

U.S. TREASURY OBLIGATIONS - 95.1%

U.S. Treasury Inflation Protected Securities - 95.1%

0.125% due 04/15/20 ^ ‡	25,927,370	25,824,986
0.125% due 04/15/21 ^ ‡	29,115,846	28,867,357
0.125% due 04/15/22 ^ ‡	31,569,549	31,117,416
0.125% due 07/15/22 ^ ‡	27,323,938	27,043,191
0.125% due 01/15/23 ^ ‡	28,425,149	27,944,142
0.125% due 07/15/24 ^ ‡	24,156,668	23,590,480
0.125% due 07/15/26 ^ ‡	19,178,660	18,421,812
0.250% due 01/15/25 ^ ‡	23,568,133	23,037,953
0.375% due 07/15/25 ^ ‡	23,439,788	23,133,898
0.375% due 07/15/27 ^ ‡	17,384,796	16,949,159
0.500% due 01/15/28 ^ ‡	21,802,433	21,397,979
0.625% due 01/15/24 ^ ‡	7,434,770	7,471,416
0.625% due 02/15/43 ^ ‡	9,808,754	9,235,674
0.750% due 02/15/45 ^ ‡	11,971,164	11,526,196
0.875% due 02/15/47 ^ ‡	6,673,160	6,613,115
1.000% due 02/15/48 ^ ‡	9,471,937	9,700,937
1.125% due 01/15/21 ^ ‡	27,353,871	27,975,467
1.375% due 02/15/44 ^ ‡	8,304,764	9,222,999
1.750% due 01/15/28 ^ ‡	5,914,750	6,499,350
2.000% due 01/15/26 ^ ‡	7,866,306	8,681,662
2.125% due 02/15/41 ^ ‡	7,570,805	9,601,336
2.375% due 01/15/25 ^ ‡	11,832,660	13,244,281
2.375% due 01/15/27 ^ ‡	6,328,784	7,246,539
3.375% due 04/15/32 ^	2,443,333	3,286,467
3.625% due 04/15/28 ^ ‡	7,661,150	9,817,126
3.875% due 04/15/29 ^ ‡	6,519,938	8,673,045

		416,123,983

Total U.S. Treasury Obligations (Cost $417,260,601)		416,123,983

MUNICIPAL BONDS - 0.3%

Northstar Education Finance Inc 1.480% (USD LIBOR + 0.100%) due 04/28/30 §	777,202	772,396
South Carolina Student Loan Corp 2.745% (USD LIBOR + 1.000%) due 07/25/25 §	477,476	479,433

Total Municipal Bonds (Cost $1,252,107)		1,251,829

SHORT-TERM INVESTMENTS - 62.2%

Commercial Paper - 62.0%

Ameren Corp 1.983% due 04/04/18	3,500,000	3,498,824
American Electric Power Co Inc 1.945% due 04/05/18	3,500,000	3,498,622
2.629% due 06/07/18	4,500,000	4,478,895
Avangrid Inc 1.901% due 04/02/18	3,500,000	3,499,223
2.442% due 05/21/18	4,500,000	4,485,211
BAT International Finance Inc (United Kingdom) 2.385% due 04/09/18	6,500,000	6,495,909
Bell Canada (Canada) 2.664% due 06/27/18	8,000,000	7,951,900

	Principal Amount	Value
Centerpoint Energy Inc 2.333% due 04/02/18	$7,500,000	$7,498,083
CRH America Finance Inc (Ireland) 2.225% due 04/09/18	3,500,000	3,497,797
Dollar General Corp 2.383% due 04/02/18	8,000,000	7,998,223
Dominion Resources 1.902% due 04/02/18	3,500,000	3,499,223
2.483% due 05/21/18	4,500,000	4,484,471
EI Dupont 1.966% due 04/02/18	3,500,000	3,499,202
2.242% due 04/05/18	4,500,000	4,498,184
Entergy Corp 1.955% due 04/23/18	3,500,000	3,494,381
2.282% due 04/02/18	8,000,000	7,998,071
Experian Finance PLC (United Kingdom) 2.220% due 05/16/18	3,500,000	3,489,598
FMC Tech Inc 2.340% due 05/04/18	3,500,000	3,491,975
HP Inc 2.519% due 04/25/18	8,000,000	7,988,762
Hyundai Capital America 2.048% due 04/09/18	3,500,000	3,497,797
2.651% due 06/14/18	4,703,000	4,678,415
ING US Funding LLC 1.694% due 08/03/18	1,650,000	1,636,647
Lam Research Corp 2.734% due 06/15/18	8,000,000	7,955,624
Marriott International Inc 2.653% due 06/25/18	8,000,000	7,951,189
McCormick & Co Inc 1.894% due 04/16/18	3,500,000	3,496,376
2.701% due 06/08/18	4,700,000	4,678,532
Molex Electronic Technologies LLC 2.582% due 05/01/18	4,500,000	4,489,754
2.756% due 06/12/18	3,500,000	3,480,604
Nasdaq Inc 2.541% due 05/02/18	8,000,000	7,983,854
National Grid USA 2.387% due 04/25/18	8,000,000	7,986,608
NextEra Energy Capital Holdings Inc 2.406% due 04/17/18	8,000,000	7,991,007
Potash Corp of Saskatchewan Inc (Canada) 2.442% due 05/16/18	7,971,000	7,946,247
RELX Inc (United Kingdom) 2.438% due 04/26/18	8,000,000	7,986,019
Ryder System Inc 2.418% due 04/27/18	8,000,000	7,985,429
Sempra Energy Holdings 2.652% due 06/19/18	8,000,000	7,955,028
Southern Co Gas Capital 2.489% due 04/25/18	8,000,000	7,986,608
Spectra Energy Partners 2.509% due 04/26/18	8,000,000	7,986,019
Suncor Energy Inc (Canada) 1.926% due 04/18/18	1,750,000	1,747,921
2.674% due 06/25/18	6,250,000	6,211,867
TELUS Corp (Canada) 2.494% due 05/25/18	4,500,000	4,483,214
The Clorox Co 2.443% due 05/24/18	8,000,000	7,970,718
The Interpublic Group of Cos Inc 2.333% due 04/02/18	4,500,000	4,498,974
2.856% due 06/01/18	3,500,000	3,485,459
Time Warner Inc 1.956% due 04/12/18	1,100,000	1,099,108
1.966% due 04/12/18	2,400,000	2,398,053
2.334% due 04/12/18	3,200,000	3,197,404
TransCanada PipeLines Ltd (Canada) 2.017% due 04/12/18	3,500,000	3,497,161
2.334% due 04/11/18	4,500,000	4,497,397

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Tyson Foods Inc 2.262% due 04/06/18	$7,940,000	$7,936,326
Walgreens Boots Alliance Inc 2.209% due 06/18/18	3,500,000	3,480,604
WPP CP Finance PLC (United Kingdom) 2.748% due 05/14/18	8,000,000	7,976,254

		271,498,771

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $906,573; collateralized by U.S. Treasury Notes: 2.375% due 02/16/21and value $929,285)	906,545	906,545

Total Short-Term Investments (Cost $272,422,421)		272,405,316

TOTAL INVESTMENTS - 175.9% (Cost $771,493,950)		770,201,740

DERIVATIVES - 0.3%
(See Notes (d) through (f) in Notes to Schedule of Investments)		1,194,136

OTHER ASSETS & LIABILITIES, NET - (76.2%)		(333,615,025)

NET ASSETS - 100.0%		$437,780,851

Notes to Schedule of Investments

(a)	As of March 31, 2018, investments with a total aggregate value of $342,373,792 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements and open futures.

(b)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the period ended March 31, 2018 was $227,067,512 at a weighted average interest rate of 1,823%.

(c)	Reverse repurchase agreements outstanding as of March 31, 2018 were as follows:

Counter party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
HSB	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	1.880%	03/20/18	04/03/18	($7,460,450)	$7,455,000	($7,455,000)
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 0.500% due 04/15/20 - 01/15/28	2.100%	03/26/18	04/03/18	(46,620,904)	46,601,875	(46,601,875)
HSB	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/21	2.100%	03/28/18	04/03/18	(5,087,267)	5,085,784	(5,085,784)
DSA	U.S. Treasury Inflation Protected Securities 0.250% - 2.375% due 01/15/25 - 02/15/47	1.640%	02/05/18	04/06/18	(15,178,186)	15,137,500	(15,137,500)
MUF	U.S. Treasury Inflation Protected Securities 0.125% - 3.625% due 04/15/22 - 02/15/48	1.950%	03/22/18	04/06/18	(22,358,505)	22,341,563	(22,341,563)
MUF	U.S. Treasury Inflation Protected Securities 0.125% - 1.000% due 04/15/22 - 02/15/48	2.150%	03/27/18	04/06/18	(33,239,732)	33,221,875	(33,221,875)
DSA	U.S. Treasury Inflation Protected Securities 0.250% - 2.375% due 01/15/25 - 02/15/45	2.150%	03/27/18	04/06/18	(31,476,910)	31,460,000	(31,460,000)
BPS	U.S. Treasury Inflation Protected Securities 0.125% - 0.375% due 07/15/25 - 07/15/26	1.720%	02/01/18	05/03/18	(8,929,482)	8,891,250	(8,891,250)
BPS	U.S. Treasury Inflation Protected Securities 0.125% - 1.375% due 04/15/21 - 02/15/44	1.720%	02/02/18	05/03/18	(21,800,843)	21,707,500	(21,707,500)
BPS	U.S. Treasury Inflation Protected Securities 0.125% - 0.375% due 04/15/21 - 07/15/26	1.970%	03/26/18	05/03/18	(32,727,067)	32,660,938	(32,660,938)
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 01/15/21 - 01/15/28	1.830%	03/06/18	06/06/18	(35,992,542)	35,825,000	(35,825,000)
BMO	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/28	1.940%	03/19/18	06/19/18	(4,926,541)	4,902,500	(4,902,500)
BMO	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 01/15/21 - 02/15/43	1.940%	03/20/18	06/19/18	(36,367,904)	36,190,430	(36,190,430)
BMO	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 01/15/21 - 02/15/43	1.980%	03/27/18	06/19/18	(32,946,467)	32,796,750	(32,796,750)

Total Reverse Repurchase Agreements							($334,277,965)

(d)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/18	20	$4,251,191	$4,252,188	($997)
U.S. Treasury 5-Year Notes	06/18	18	2,054,225	2,060,297	(6,072)
U.S. Treasury 10-Year Notes	06/18	36	4,339,945	4,361,062	(21,117)
U.S. Treasury 30-Year Bonds	06/18	2	291,025	293,250	(2,225)
U.S. Treasury Ultra Long Bonds	06/18	6	946,105	962,812	(16,707)

Total Futures Contracts					($47,118)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(e)	Purchased options outstanding as of March 31, 2018 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.440%	12/13/32	JPM	$4,930,000	$247,362	$205,864
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.610%	01/31/33	JPM	2,710,000	129,809	127,391

							377,171	333,255

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	12/13/32	JPM	10,030,000	503,255	521,313
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.110%	01/31/33	JPM	5,400,000	258,120	253,843

							761,375	775,156

Total Purchased Options							$1,138,546	$1,108,411

(f)	Swap agreements outstanding as of March 31, 2018 were as follows:

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z	BOA	2.106%	11/03/19	$9,300,000	$57,000	$-	$57,000
U.S. CPI Urban Consumers NSA	Z	BOA	2.013%	11/20/19	3,700,000	21,787	-	21,787
U.S. CPI Urban Consumers NSA	Z	JPM	1.910%	12/20/19	3,700,000	25,975	-	25,975
U.S. CPI Urban Consumers NSA	Z	BOA	2.058%	01/11/20	3,700,000	14,913	-	14,913
U.S. CPI Urban Consumers NSA	Z	BOA	2.095%	01/19/20	3,700,000	13,168	-	13,168

Total Interest Rate Swaps						$132,843	$-	$132,843

Total Swap Agreements						$132,843	$-	$132,843

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mortgage-Backed Securities	$6,710,689	$-	$6,710,689	$-
	Asset-Backed Securities	73,709,923	-	73,709,923	-
	U.S. Treasury Obligations	416,123,983	-	416,123,983	-
	Municipal Bonds	1,251,829	-	1,251,829	-
	Short-Term Investments	272,405,316	-	272,405,316	-
	Derivatives:
	Interest Rate Contracts
	Purchased Options	1,108,411	-	1,108,411	-
	Swaps	132,843	-	132,843	-

	Total Interest Rate Contracts	1,241,254	-	1,241,254	-

	Total Asset - Derivatives	1,241,254	-	1,241,254	-

	Total Assets	771,442,994	-	771,442,994	-

Liabilities	Reverse Repurchase Agreements	(334,277,965)	-	(334,277,965)	-
	Derivatives:
	Interest Rate Contracts
	Futures	(47,118)	(47,118)	-	-

	Total Liabilities	(334,325,083)	(47,118)	(334,277,965)	-

	Total	$437,117,911	($47,118)	$437,165,029	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.1%

Basic Materials - 0.2%

PPG Industries Inc 3.200% due 03/15/23	$5,000,000	$4,992,790

Communications - 1.5%

Altice Luxembourg SA (Luxembourg) 7.250% due 05/15/22 ~	EUR 5,012,000	6,005,777
Amazon.com Inc 5.200% due 12/03/25	$200,000	223,117
AT&T Inc 2.372% (USD LIBOR + 0.650%) due 01/15/20 §	6,000,000	6,023,616
CBS Radio Inc 7.250% due 11/01/24 ~	5,300,000	5,425,875
Sprint Capital Corp 6.900% due 05/01/19	4,800,000	4,956,000
Sprint Communications Inc 9.000% due 11/15/18 ~	900,000	929,250
Verizon Communications Inc 3.376% due 02/15/25	2,879,000	2,832,604
3.500% due 11/01/24	11,200,000	11,097,824

		37,494,063

Consumer, Cyclical - 2.3%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	2,040,870	2,032,543
American Airlines Pass-Through Trust ‘A’ 3.250% due 04/15/30	2,917,345	2,782,271
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,306,114	3,130,857
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,150,481	3,327,538
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	7,987,953
Ford Motor Credit Co LLC 2.240% due 06/15/18	1,900,000	1,897,777
General Motors Financial Co Inc 2.450% due 11/06/20	4,800,000	4,695,516
2.650% (USD LIBOR + 0.930%) due 04/13/20 §	9,600,000	9,693,071
3.150% due 01/15/20	5,200,000	5,201,142
3.200% due 07/13/20	4,600,000	4,592,609
Newell Brands Inc 3.850% due 04/01/23	1,700,000	1,698,014
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	2,900,000	2,889,762
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	8,463,000

		58,392,053

Consumer, Non-Cyclical - 2.1%

Aetna Inc 1.700% due 06/07/18	7,000,000	6,992,580
Allergan Sales LLC 5.000% due 12/15/21 ~	2,500,000	2,611,188
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	1,001,329
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22 ~	8,500,000	8,227,370
Baxalta Inc 3.028% (USD LIBOR + 0.780%) due 06/22/18 §	8,300,000	8,308,612
CVS Health Corp 2.800% due 07/20/20	3,300,000	3,280,869
3.125% due 03/09/20	4,517,000	4,527,896

	Principal Amount	Value
Danone SA (France) 2.077% due 11/02/21 ~	$7,200,000	$6,904,033
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22 ~	EUR 5,200,000	6,425,659
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	$6,000,000	5,937,025

		54,216,561

Energy - 0.4%

Enterprise Products Operating LLC 6.500% due 01/31/19	3,200,000	3,292,857
Genesis Energy LP 6.750% due 08/01/22	2,100,000	2,165,625
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 12/01/21 ~	1,151,333	1,128,306
7.350% PIK due 12/01/26 ~	1,842,978	944,526
Odebrecht Oil & Gas Finance Ltd (Brazil) 4.491% due 05/17/18 ~	1,012,000	27,830
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,221,593

		9,780,737

Financial - 31.3%

AerCap Ireland Capital DAC (Netherlands) 4.500% due 05/15/21	6,900,000	7,071,731
Ambac LSNI LLC (Cayman) 6.811% (USD LIBOR + 5.000%) due 02/12/23 § ~	5,900,000	5,973,750
American Express Co 3.400% due 02/27/23	8,300,000	8,290,604
Assurant Inc 3.543% (USD LIBOR + 1.250%) due 03/26/21 §	8,200,000	8,210,357
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.875% due 05/24/22 ~	EUR 600,000	803,098
7.000% due 02/19/19 ~	800,000	1,034,381
Banco Espirito Santo SA (Portugal) 2.625% due 05/08/18 * Y ~	1,000,000	381,439
4.750% due 01/15/19 * Y ~	5,600,000	2,049,929
Bank of America Corp 2.625% due 04/19/21	$2,700,000	2,660,295
2.650% due 04/01/19	4,000,000	3,998,276
2.741% (USD LIBOR + 1.000%) due 04/24/23 §	9,700,000	9,774,900
2.815% (USD LIBOR + 0.790%) due 03/05/24 §	3,990,000	3,973,334
2.958% (USD LIBOR + 0.650%) due 10/01/21 §	8,500,000	8,523,840
3.300% due 01/11/23	1,480,000	1,476,953
5.650% due 05/01/18	5,000,000	5,012,650
5.875% due 03/15/28	6,900,000	6,952,153
6.875% due 04/25/18	10,100,000	10,126,557
Barclays Bank PLC (United Kingdom) 7.750% due 04/10/23	1,300,000	1,303,510
10.179% due 06/12/21 ~	6,900,000	8,103,420
Barclays PLC (United Kingdom) 6.500% due 09/15/19	EUR 5,100,000	6,681,255
7.000%due 09/15/19 ~	GBP 1,100,000	1,619,524
8.250% due 12/15/18	$9,500,000	9,826,895
Blackstone CQP Holdco LP 6.500% due 03/20/21 ~	11,200,000	11,312,000
BRFkredit AS (Denmark) 1.000% due 10/01/18	DKK 153,500,000	25,522,637
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	$8,200,000	8,938,969
Capital One Financial Corp 2.217% (USD LIBOR + 0.450%) due 10/30/20 §	7,000,000	6,975,272
2.400% due 10/30/20	900,000	882,599

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Citigroup Inc 1.700% due 04/27/18	$3,900,000	$3,897,920
2.050% due 06/07/19	2,000,000	1,982,034
2.350% due 08/02/21	4,000,000	3,886,229
2.498% (USD LIBOR + 0.790%) due 01/10/20 §	9,600,000	9,658,489
2.650% due 10/26/20	1,900,000	1,878,181
2.705% (USD LIBOR + 0.960%) due 04/25/22 §	2,100,000	2,113,292
2.750% due 04/25/22	9,400,000	9,162,679
2.965% (USD LIBOR + 0.930%) due 06/07/19 §	3,900,000	3,926,438
Cooperatieve Rabobank UA (Netherlands) 11.000% due 06/30/19 ~	5,200,000	5,705,752
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	11,000,000	11,084,669
3.800% due 06/09/23	6,200,000	6,216,766
4.024% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,778,663
Deutsche Bank AG (Germany) 2.692% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,115,177
3.040% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,796,304
3.150% due 01/22/21	6,400,000	6,307,719
3.721% (USD LIBOR + 1.910%) due 05/10/19 §	13,700,000	13,887,140
3.950% due 02/27/23	5,000,000	4,989,613
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	12,700,000	12,387,538
Discover Bank 2.600% due 11/13/18	3,200,000	3,199,454
Equinix Inc REIT 2.875% due 03/15/24	EUR 6,600,000	8,074,638
Essex Portfolio LP REIT 3.375% due 04/15/26	$5,200,000	5,003,407
HCP Inc REIT 4.000% due 12/01/22	3,900,000	3,980,133
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,545,257
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	7,000,000	7,034,172
4.287% (USD LIBOR + 2.240%) due 03/08/21 §	5,600,000	5,884,646
International Lease Finance Corp 6.250% due 05/15/19	5,400,000	5,586,491
JPMorgan Chase & Co 2.400% due 06/07/21	6,000,000	5,862,737
2.550% due 03/01/21	7,200,000	7,087,737
JPMorgan Chase Bank NA 2.070% (USD LIBOR + 0.250%) due 02/13/20 §	8,200,000	8,201,236
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	7,976,500
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,507,347
Lloyds Bank PLC (United Kingdom) 5.800% due 01/13/20 ~	6,600,000	6,916,318
Lloyds Banking Group PLC (United Kingdom) 7.000% due 06/27/19 ~	GBP 5,000,000	7,361,166
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,030,039
Mitsubishi UFJ Financial Group Inc (Japan) 3.455% due 03/02/23	6,900,000	6,895,195
Morgan Stanley 2.125% due 04/25/18	300,000	299,930
2.295% (USD LIBOR + 0.550%) due 02/10/21 §	6,000,000	6,004,920
2.925% (USD LIBOR + 1.180%) due 01/20/22 §	9,600,000	9,719,810
3.025% (USD LIBOR + 1.280%) due 04/25/18 §	2,000,000	2,001,170

	Principal Amount	Value
National Australia Bank Ltd (Australia) 2.250% due 03/16/21 ~ ‡	$7,700,000	$7,567,546
Navient Corp 5.500% due 01/15/19	700,000	709,450
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	3,300,000	3,409,817
Nordea Kredit Realkreditaktieselskab (Denmark) 1.000% due 04/01/18	DKK 50,000,000	8,252,732
1.000% due 10/01/18 ~	131,800,000	21,918,119
Nykredit Realkredit AS (Denmark) 1.000% due 04/01/18 ~	136,000,000	22,447,430
1.000% due 07/01/18 ~	103,800,000	17,198,460
1.000% due 07/01/18	55,000,000	9,115,134
1.000% due 10/01/18 ~	175,100,000	29,118,836
2.000% due 04/01/18	71,800,000	11,850,923
2.000% due 04/01/18 ~	29,100,000	4,803,090
Omega Healthcare Investors Inc REIT 4.750% due 01/15/28	$590,000	573,263
OneMain Financial Holdings LLC 7.250% due 12/15/21 ~	1,300,000	1,347,937
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,016,990
Public Storage REIT 2.370% due 09/15/22	7,200,000	6,935,057
Realkredit Danmark AS (Denmark) 1.000% due 04/01/18	DKK 388,400,000	64,107,220
2.000% due 04/01/18	88,300,000	14,574,324
Regency Centers LP REIT 4.125% due 03/15/28	$3,500,000	3,514,652
Royal Bank of Canada (Canada) 2.300% due 03/22/21 ‡	7,700,000	7,571,207
Royal Bank of Scotland Group PLC (United Kingdom) 2.500% due 03/22/23 ~	EUR 4,900,000	6,437,272
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	$4,500,000	4,411,872
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,331,078
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,365,000
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	7,558,671
Sumitomo Mitsui Banking Corp (Japan) 2.409% (USD LIBOR + 0.670%) due 10/19/18 §	10,000,000	10,026,775
2.514% due 01/17/20	7,000,000	6,932,907
Sumitomo Mitsui Trust Bank Ltd (Japan) 2.050% due 03/06/19 ~	8,000,000	7,939,655
Tesco Property Finance PLC (United Kingdom) 5.661% due 10/13/41 ~	GBP 98,551	159,485
5.801% due 10/13/40 ~	196,119	322,564
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.127% (USD LIBOR + 1.020%) due 09/14/18 § ~	$7,500,000	7,528,537
The Goldman Sachs Group Inc 2.552% (USD LIBOR + 0.780%) due 10/31/22 §	9,800,000	9,788,266
3.200% due 02/23/23	7,100,000	7,002,905
3.325% (USD LIBOR + 1.200%) due 09/15/20 §	8,400,000	8,535,535
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~ ‡	7,700,000	7,564,049
UBS AG (Switzerland) 2.304% (USD LIBOR + 0.320%) due 05/28/19 § ~	4,200,000	4,202,436
2.350% due 03/26/20	1,400,000	1,380,608
2.355% (USD LIBOR + 0.320%) due 12/07/18 § ~	6,000,000	6,005,622
2.627% (USD LIBOR + 0.580%) due 06/08/20 § ~	10,000,000	10,042,150
2.856% (USD LIBOR + 0.850%) due 06/01/20 §	1,700,000	1,717,897

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
UBS Group Funding Switzerland AG (Switzerland) 3.000% due 04/15/21 ~	$8,000,000	$7,919,787
4.125% due 04/15/26 ~	7,100,000	7,132,475
Washington Prime Group LP 3.850% due 04/01/20	3,400,000	3,325,410
Wells Fargo & Co 5.895% (USD LIBOR + 3.770%) due 06/15/18 §	16,700,000	16,960,353
Wells Fargo Bank NA 2.675% (USD LIBOR + 0.650%) due 12/06/19 § ‡	5,000,000	5,030,232

		791,080,962

Technology - 0.6%

Dell International LLC 5.450% due 06/15/23 ~	6,500,000	6,895,410
EMC Corp 1.875% due 06/01/18	900,000	897,429
Hewlett Packard Enterprise Co 2.850% due 10/05/18	7,000,000	7,008,044

		14,800,883

Utilities - 0.7%

Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,813,124
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,186,050
The Southern Co 3.008% (USD LIBOR + 0.700%) due 09/30/20 § ~	8,500,000	8,545,223
3.250% due 07/01/26	5,700,000	5,422,579

		16,966,976

Total Corporate Bonds & Notes (Cost $972,177,820)		987,725,025

SENIOR LOAN NOTES - 0.2%

Communications - 0.1%

CBS Radio Inc Term B 4.623% (LIBOR + 2.750%) due 11/17/24 §	1,484,017	1,491,900

Industrial - 0.1%

Ply Gem Industries Inc Term B due 03/28/25 µ	4,000,000	3,980,000

Total Senior Loan Notes (Cost $5,456,933)		5,471,900

MORTGAGE-BACKED SECURITIES - 54.9%

Collateralized Mortgage Obligations - Commercial - 1.4%

Capmark Mortgage Securities Inc (IO) 1.237% due 05/15/35 §	196,239	239
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,548,701
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	7,874,265
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.272% due 08/25/22 §	21,259,481	975,041
GS Mortgage Securities Trust 3.602% due 10/10/49 § ~	7,000,000	6,962,495
JP Morgan Chase Commercial Mortgage Securities Trust 3.227% (USD LIBOR + 1.450%) due 10/15/33 § ~	6,000,000	6,011,338

	Principal Amount	Value
JPMCC Re-REMIC Trust 3.227% (USD LIBOR + 1.450%) due 01/15/33 § ~	$1,715,327	$1,718,715
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	7,001,574

		36,092,368

Collateralized Mortgage Obligations - Residential - 7.4%

Alternative Loan Trust 2.002% (USD LIBOR + 0.180%) due 02/20/47 §	6,250,677	5,126,093
2.042% (USD LIBOR + 0.170%) due 07/25/46 §	2,156,387	2,077,339
2.062% (USD LIBOR + 0.190%) due 10/25/46 §	277,519	277,749
2.152% (USD LIBOR + 0.280%) due 02/25/37 §	165,993	151,019
2.492% (USD LIBOR + 0.620%) due 10/25/35 §	136,863	123,742
Alternative Loan Trust (IO) 3.129% (5.000% - USD LIBOR) due 05/25/35 §	2,317,674	158,649
Banc of America Funding Trust 1.832% due 08/25/47 § ~	8,388,102	6,423,221
3.642% due 02/20/36 §	1,135,241	1,128,216
Banc of America Mortgage Trust 6.000% due 05/25/37	4,056,899	3,590,342
BCAP LLC Trust 4.967% due 03/26/37 § ~	509,843	509,895
5.250% due 02/26/36 § ~	2,005,221	1,647,057
5.250% due 08/26/37 § ~	2,438,498	2,508,528
Bear Stearns Adjustable Rate Mortgage Trust 3.475% due 08/25/33 §	1,608,143	1,612,202
Bear Stearns ALT-A Trust 2.712% (USD LIBOR + 0.840%) due 11/25/34 §	169,198	168,986
3.500% due 01/25/36 §	2,806,368	2,778,081
Bear Stearns Structured Products Inc Trust 3.319% due 12/26/46 §	909,634	803,483
3.633% due 01/26/36 §	1,183,779	1,091,641
ChaseFlex Trust 4.705% due 09/25/36 §	5,067,179	4,990,386
Citigroup Mortgage Loan Trust 3.513% due 08/25/36 §	1,636,068	1,523,631
3.545% due 08/25/35 §	375,986	291,215
Countrywide Home Loan Mortgage Pass-Through Trust 2.512% (USD LIBOR + 0.640%) due 03/25/35 §	878,929	867,639
3.412% due 08/25/34 §	132,463	125,720
3.414% due 05/20/34 §	922,426	930,638
6.500% due 10/25/37	1,541,320	1,336,010
Credit Suisse First Boston Mortgage Securities Corp 2.195% due 03/25/32 § ~	189,967	180,380
Downey Savings & Loan Association Mortgage Loan Trust 3.447% due 07/19/44 §	756,226	764,486
Fannie Mae 1.932% (USD LIBOR + 0.060%) due 07/25/37 §	198,703	195,483
2.208% (USD LIBOR + 0.400%) due 04/18/28 §	67,551	68,157
2.258% (USD LIBOR + 0.450%) due 10/18/30 §	410	411
2.472% (USD LIBOR + 0.600%) due 05/25/40 §	1,964,089	1,995,845
5.000% due 03/25/21	13,798	14,045
6.500% due 10/25/42 §	705,933	805,791

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Fannie Mae (IO) 4.829% (6.700% - USD LIBOR) due 10/25/35 §	$4,372	$663
FHLMC-GNMA 7.500% due 09/20/26	124,135	139,041
First Horizon Alternative Mortgage Securities Trust 3.337% due 03/25/35 §	975,468	812,628
3.342% due 06/25/34 §	3,185,856	3,171,437
Freddie Mac 2.127% (USD LIBOR + 0.350%) due 12/15/29 §	12,243	12,264
2.177% (USD LIBOR + 0.400%) due 06/15/41 §	6,488,930	6,531,247
7.000% due 09/15/21	10,325	10,676
7.500% due 01/15/23	294,124	313,383
Freddie Mac Structured Pass-Through Certificates 2.401% (US FED + 1.200%) due 10/25/44 §	1,341,607	1,359,149
2.601% (US FED + 1.400%) due 07/25/44 §	6,885,351	6,907,870
Government National Mortgage Association 1.945% (USD LIBOR + 0.370%) due 10/20/66 §	2,855,503	2,858,557
2.075% (USD LIBOR + 0.500%) due 04/20/64 §	4,752,507	4,764,964
2.125% (USD LIBOR + 0.550%) due 05/20/65 §	1,807,159	1,810,281
2.175% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	11,590,087	11,634,349
2.225% (USD LIBOR + 0.650%) due 07/20/63 §	9,324,163	9,362,009
2.325% (USD LIBOR + 0.750%) due 01/20/66 §	7,777,665	7,860,892
2.550% (USD LIBOR + 0.750%) due 04/20/67 §	8,792,959	9,074,595
Great Hall Mortgages No 1 PLC (United Kingdom) 2.308% (USD LIBOR + 0.130%) due 06/18/39 § ~	5,764,087	5,659,446
GreenPoint Mortgage Funding Trust 2.412% (USD LIBOR + 0.540%) due 11/25/45 §	57,755	51,408
HarborView Mortgage Loan Trust 2.032% (USD LIBOR + 0.160%) due 05/25/38 §	1,842,450	1,602,249
Impac CMB Trust 2.412% (USD LIBOR + 0.540%) due 05/25/35 §	91,858	91,834
Impac Secured Assets Trust 2.042% (USD LIBOR + 0.170%) due 01/25/37 §	704,098	675,756
IndyMac ARM Trust 2.779% due 01/25/32 §	23,735	23,319
JP Morgan Alternative Loan Trust 2.052% (USD LIBOR + 0.180%) due 05/25/36 §	4,574,644	4,368,371
6.000% due 12/27/36 ~	1,636,861	1,382,681
JP Morgan Mortgage Trust 2.172% (USD LIBOR + 0.300%) due 10/25/35 §	2,912,142	2,504,869
Lehman Mortgage Trust 5.750% due 02/25/37	9,656,052	8,744,335
MASTR Adjustable Rate Mortgages Trust 3.626% due 04/21/34 §	30,724	31,479
MASTR Alternative Loan Trust 2.272% (USD LIBOR + 0.400%) due 03/25/36 §	741,549	139,603

	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust 2.052% (USD LIBOR + 0.180%) due 04/25/37 §	$998,587	$1,002,384
Merrill Lynch Mortgage Investors Trust 2.122% (USD LIBOR + 0.250%) due 11/25/35 §	23,328	22,662
3.188% due 06/25/35 §	61,215	61,394
PHH Alternative Mortgage Trust 2.032% (USD LIBOR + 0.160%) due 02/25/37 §	17,406,991	15,234,179
Provident Funding Mortgage Loan Trust 3.766% due 04/25/34 §	4,196	4,230
RALI Trust 6.250% due 01/25/37	1,319,311	1,230,070
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	741,647	499,117
Reperforming Loan REMIC Trust 2.212% (USD LIBOR + 0.340%) due 06/25/35 § ~	2,439,226	2,359,532
Residential Asset Securitization Trust (IO) 3.079% (4.950% - USD LIBOR) due 11/25/35 §	2,968,750	358,841
Residential Funding Mortgage Securities I Trust 3.857% due 09/25/35 §	710,611	611,638
Residential Mortgage Securities PLC (United Kingdom) 1.756% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 1,676,265	2,373,281
Resloc UK PLC (United Kingdom) 0.136% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 3,168,472	3,764,817
Sequoia Mortgage Trust 2.172% (USD LIBOR + 0.350%) due 07/20/33 §	$642,837	622,475
Structured Adjustable Rate Mortgage Loan Trust 3.375% due 01/25/35 §	305,353	300,221
Structured Asset Mortgage Investments II Trust 2.058% (USD LIBOR + 0.250%) due 07/19/35 §	235,613	228,903
2.082% (USD LIBOR + 0.210%) due 05/25/36 §	1,153,533	973,492
2.102% (USD LIBOR + 0.230%) due 02/25/36 §	1,623,156	1,479,631
2.152% (USD LIBOR + 0.280%) due 02/25/36 §	1,107,586	1,056,946
2.332% (USD LIBOR + 0.460%) due 05/25/45 §	264,175	247,726
Structured Asset Mortgage Investments Trust 2.468% (USD LIBOR + 0.660%) due 09/19/32 §	62,494	61,269
Structured Asset Securities Corp Trust 5.750% due 04/25/35	4,258,703	4,081,808
Suntrust Alternative Loan Trust (IO) 3.229% (5.100% - USD LIBOR) due 12/25/35 §	6,654,811	530,277
WaMu Mortgage Pass-Through Certificates Trust 2.142% (USD LIBOR + 0.270%) due 12/25/45 §	58,988	57,979
2.162% (USD LIBOR + 0.290%) due 10/25/45 §	62,953	63,056
2.683% (US FED + 1.400%) due 08/25/42 §	37,809	36,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Trust 2.113% (US FED + 0.830%) due 11/25/46 §	$1,850,327	$1,597,175
5.750% due 01/25/36	2,495,243	2,274,028
6.000% due 07/25/36	2,684,022	2,469,364
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
2.979% (4.850% - USD LIBOR) due 11/25/35 §	15,927,660	1,779,183
3.079% (4.950% - USD LIBOR) due 11/25/35 §	4,074,861	465,142
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.409% due 02/25/33 §	37,884	38,374
Wells Fargo Mortgage-Backed Securities Trust 3.603% due 07/25/36 §	2,618,557	2,561,205
3.603% due 04/25/36 §	766,769	778,592
3.629% due 10/25/33 §	72,429	73,437
3.738% due 12/25/34 §	307,887	314,249
3.760% due 03/25/36 §	108,819	105,430

		185,884,289

Fannie Mae - 41.1%

1.987% (US FED + 1.250%) due 03/01/33 §	289,621	293,970
2.310% due 08/01/22	1,200,000	1,172,840
2.401% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	1,132,433	1,152,051
2.805% (UST + 2.055%) due 04/01/34 §	55,134	55,942
2.845% (UST + 2.095%) due 04/01/27 §	7,684	7,781
2.870% due 09/01/27	4,800,000	4,674,384
3.000% due 04/01/27 - 05/01/48	237,476,431	231,462,197
3.038% (USD LIBOR + 1.413%) due 07/01/33 §	18,145	18,820
3.095% (USD LIBOR + 1.345%) due 12/01/34 §	1,542,511	1,597,553
3.126% (USD LIBOR + 1.376%) due 07/01/33 §	31,789	33,308
3.138% (USD LIBOR + 1.359%) due 07/01/35 §	1,169,334	1,212,916
3.142% (USD LIBOR + 1.538%) due 01/01/36 §	51,054	53,355
3.146% (USD LIBOR + 1.396%) due 08/01/35 §	444,595	462,097
3.162% (UST + 1.695%) due 02/01/33 §	277,808	288,172
3.180% (USD LIBOR + 1.430%) due 12/01/34 §	4,220	4,433
3.186% (USD LIBOR + 1.373%) due 09/01/35 §	189,110	194,702
3.187% (US FED + 1.250%) due 05/01/36 §	28,050	29,397
3.204% (USD LIBOR + 1.550%) due 09/01/33 §	32,086	33,181
3.235% (USD LIBOR + 1.455%) due 04/01/35 §	527,800	551,395
3.279% (USD LIBOR + 1.662%) due 08/01/36 §	292,736	303,570
3.316% (UST + 2.160%) due 12/01/22 §	3,958	4,061
3.320% (UST + 2.070%) due 01/01/25 §	25,766	26,384
3.330% due 11/01/21	353,081	358,676
3.348% (UST + 1.975%) due 03/01/34 §	13,175	13,850
3.382% (USD LIBOR + 1.632%) due 11/01/34 §	6,584	6,881
3.415% (UST + 2.126%) due 01/01/23 §	30,462	31,243

	Principal Amount	Value
3.425% (UST + 1.925%) due 02/01/33 §	$4,967	$5,155
3.469% (UST + 2.025%) due 01/01/34 §	9,473	9,930
3.490% (USD LIBOR + 1.740%) due 08/01/34 §	722	755
3.500% due 05/01/33 - 06/01/48	324,000,000	324,552,331
3.551% (UST + 2.360%) due 11/01/34 §	2,852,206	3,031,145
3.590% (USD LIBOR + 1.840%) due 09/01/35 §	59,348	62,170
3.621% (US FED + 1.250%) due 05/01/36 §	22,587	23,806
3.657% (US FED + 1.250%) due 05/01/36 §	906,617	957,233
3.750% (USD LIBOR + 2.250%) due 06/01/34 §	4,636	4,887
3.816% (USD LIBOR + 1.695%) due 03/01/33 §	12,041	12,634
4.000% due 07/01/18 - 06/01/48	316,988,606	324,847,365
4.500% due 10/01/18 - 05/01/48	75,357,763	78,768,961
4.879% (US FED + 1.733%) due 09/01/34 §	172,405	183,008
5.000% due 01/01/23 - 05/01/48	30,062,400	32,092,141
5.500% due 08/01/18 - 04/01/48	18,859,244	19,936,453
6.000% due 02/01/23 - 04/01/48	7,762,246	8,672,797
6.500% due 04/01/18 - 09/01/37	918,703	1,029,296
7.500% due 01/01/33	22,887	26,510
8.000% due 05/01/30 - 08/01/30	4,944	5,028
8.500% due 07/01/32	1,133	1,156

		1,038,265,920

Federal Housing Authority - 0.0%

6.896% due 07/01/20	23,023	23,044
7.430% due 10/01/20	7,133	7,142

		30,186

Freddie Mac - 3.4%

3.099% (USD LIBOR + 1.345%) due 09/01/35 §	243,176	251,413
3.250% (UST + 2.250%) due 05/01/32 - 07/01/32 §	11,869	12,263
3.285% (UST + 2.249%) due 03/01/32 §	36,590	38,202
3.321% (UST + 2.249%) due 03/01/32 §	72,675	76,200
3.361% (UST + 2.242%) due 05/01/23 §	2,174	2,218
3.426% (UST + 2.137%) due 01/01/28 §	6,430	6,575
3.500% due 04/01/48 - 05/01/48	37,000,000	37,054,968
4.000% due 05/01/48	19,000,000	19,462,172
4.500% due 05/01/48	20,000,000	20,900,051
5.500% due 03/01/23 - 05/01/40	6,048,618	6,655,980
6.000% due 11/01/18 - 10/01/22	246,870	274,355
7.000% due 10/01/37	37,443	41,324

		84,775,721

Government National Mortgage Association - 1.6%

2.375% (UST + 1.500%) due 01/20/23 - 03/20/33 §	629,933	648,024
2.500% (UST + 1.500%) due 01/20/25 - 02/20/25 §	10,328	10,623
2.625% (UST + 1.500%) due 05/20/22 - 06/20/32 §	848,211	870,255
2.750% (UST + 1.500%) due 07/20/23 - 09/20/32 §	371,161	382,002
2.875% (UST + 2.000%) due 03/20/29 §	30,427	30,682
3.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	555,535	570,391

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
3.250% (UST + 2.000%) due 08/20/20 - 07/20/24 §	$57,342	$57,657
3.500% due 04/01/48	6,000,000	6,055,338
3.625% (UST + 2.000%) due 11/20/24 §	68,411	69,777
4.000% due 03/15/44 - 05/01/48	25,761,619	26,459,975
5.000% due 05/15/33 - 04/01/48	5,046,017	5,352,435
6.000% due 06/15/38 - 09/15/38	14,665	16,327
7.500% due 07/15/31 - 12/15/31	32,182	37,692
8.000% due 12/15/29 - 08/15/32	241,197	262,583
8.500% due 08/15/22 - 12/15/30	268,996	277,278
9.000% due 02/15/20 - 04/15/20	1,676	1,716
10.000% due 07/15/22 - 02/15/25	652	672

		41,103,427

Total Mortgage-Backed Securities (Cost $1,371,829,688)		1,386,151,911

ASSET-BACKED SECURITIES - 16.9%

ABFC Trust 2.697% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,114,527
ACE Securities Corp Home Equity Loan Trust 2.532% (USD LIBOR + 0.660%) due 11/25/35 §	395,119	395,985
Ares XXIX CLO Ltd (Cayman) 2.912% (USD LIBOR + 1.190%) due 04/17/26 § ~	8,000,000	8,004,656
Argent Securities Inc Asset-Backed Pass-Through Certificates 2.252% (USD LIBOR + 0.380%) due 02/25/36 §	2,529,688	1,991,466
Bear Stearns Asset-Backed Securities I Trust 1.982% (USD LIBOR + 0.110%) due 04/25/31 §	530,596	676,704
Bear Stearns Asset-Backed Securities Trust 3.972% (USD LIBOR + 2.100%) due 03/25/35 §	2,901,835	2,906,698
Capital Auto Receivables Asset Trust 2.067% (USD LIBOR + 0.170%) due 10/20/20 § ~	6,500,000	6,502,600
Capital One Multi-Asset Execution Trust 2.227% (USD LIBOR + 0.450%) due 02/15/22 §	8,200,000	8,226,939
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.862% (USD LIBOR + 1.140%) due 10/16/25 § ~	3,600,000	3,600,895
Catamaran CLO Ltd (Cayman) 3.134% (USD LIBOR + 1.400%) due 10/18/26 § ~	6,000,000	6,017,753
Cent CLO 21 Ltd (Cayman) 2.970% (USD LIBOR + 1.210%) due 07/27/26 § ~	8,000,000	8,009,212
Chase Issuance Trust 2.077% (USD LIBOR + 0.300%) due 01/18/22 §	8,000,000	8,031,533
CIFC Funding Ltd CLO (Cayman) 3.131% (USD LIBOR + 1.400%) due 01/17/27 § ~	9,200,000	9,203,804
CIT Mortgage Loan Trust 3.222% (USD LIBOR + 1.350%) due 10/25/37 § ~	6,570,844	6,619,608
Citigroup Mortgage Loan Trust 2.012% (USD LIBOR + 0.140%) due 12/25/36 §	5,492,233	5,463,729
2.022% (USD LIBOR + 0.150%) due 12/25/36 §	12,276,042	6,547,533
2.032% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,949,505	1,950,715

	Principal Amount	Value
Countrywide Asset-Backed Certificates 2.002% (USD LIBOR + 0.130%) due 12/25/36 §	$6,284,156	$5,894,409
2.012% (USD LIBOR + 0.140%) due 06/25/47 §	8,784,400	8,065,414
2.022% (USD LIBOR + 0.150%) due 05/25/37 §	2,154,069	2,131,445
2.322% (USD LIBOR + 0.450%) due 03/25/47 § ~	2,176,152	1,328,076
CWABS Asset-Backed Certificates Trust 2.012% (USD LIBOR + 0.140%) due 03/25/37 §	4,823,554	4,651,419
2.022% (USD LIBOR + 0.150%) due 02/25/37 §	3,975,352	3,967,380
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	38,264	46,561
Dryden XXV Senior Loan Fund CLO (Cayman) 2.620% (USD LIBOR + 0.900%) due 10/15/27 § ~	7,100,000	7,111,901
EFS Volunteer No 2 LLC 2.752% (USD LIBOR + 0.880%) due 07/26/27 § ~	1,047,924	1,049,278
Evergreen Credit Card Trust (Canada) 2.497% (USD LIBOR + 0.720%) due 04/15/20 § ~	5,400,000	5,401,783
FBR Securitization Trust 2.637% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	24,630,845
Flagship Credit Auto Trust 1.930% due 12/15/21 ~	5,220,128	5,202,322
Flagship VII Ltd CLO (Cayman) 2.865% (USD LIBOR + 1.120%) due 01/20/26 § ~	7,000,000	7,003,646
Ford Credit Auto Lease Trust 1.560% due 11/15/19	3,008,795	2,999,268
1.917% (USD LIBOR + 0.140%) due 11/15/19 §	4,055,332	4,056,281
Galaxy XVI CLO Ltd (Cayman) 2.980% (USD LIBOR + 1.130%) due 11/16/25 § ~	5,784,747	5,789,814
GSAA Home Equity Trust 2.042% (USD LIBOR + 0.170%) due 09/25/36 §	12,375,597	6,182,580
Home Equity Asset Trust 2.652% (USD LIBOR + 0.780%) due 10/25/34 §	4,162,010	4,141,325
Home Equity Mortgage Loan Asset-Backed Trust 2.192% (USD LIBOR + 0.320%) due 04/25/37 §	6,348,770	5,741,595
HSI Asset Securitization Corp Trust 2.202% (USD LIBOR + 0.330%) due 02/25/36 §	1,057,641	984,048
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	2,365	2,333
IXIS Real Estate Capital Trust 1.972% (USD LIBOR + 0.100%) due 01/25/37 §	11,045,658	5,714,470
Jamestown CLO VIII Ltd (Cayman) 2.592% (USD LIBOR + 0.870%) due 01/15/28 § ~	8,400,000	8,405,704
Kitty Hawk CLO LLC 2.932% (USD LIBOR + 1.210%) due 04/15/27 § ~	5,000,000	5,004,422
Lehman ABS Mortgage Loan Trust 1.962% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,401,230	987,031
Lehman XS Trust 2.042% (USD LIBOR + 0.170%) due 02/25/37 §	7,161,014	5,782,673

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Long Beach Mortgage Loan Trust 2.022% (USD LIBOR + 0.150%) due 09/25/36 §	$3,419,338	$2,356,707
Malin CLO BV (Netherlands) 0.000% (EUR LIBOR + 0.270%) due 05/07/23 §	EUR 236,091	290,590
Master Credit Card Trust II (Canada) 2.331% (USD LIBOR + 0.490%) due 07/22/24 § ~	$8,400,000	8,408,010
Mastr Asset-Backed Securities Trust 2.122% (USD LIBOR + 0.250%) due 04/25/36 §	9,460,044	3,984,126
Mid-State Trust VIII 7.791% due 03/15/38	338,502	363,806
Monarch Grove CLO (Cayman) 2.443% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,600,000	5,593,179
Morgan Stanley ABS Capital I Inc Trust 2.052% (USD LIBOR + 0.180%) due 03/25/37 §	3,169,912	1,673,080
2.092% (USD LIBOR + 0.220%) due 11/25/36 §	7,809,454	5,297,862
2.122% (USD LIBOR + 0.250%) due 03/25/37 §	5,307,760	2,821,742
Mountain Hawk II CLO Ltd (Cayman) 2.905% (USD LIBOR + 1.160%) due 07/22/24 § ~	8,450,544	8,455,223
Mountain Hawk III CLO Ltd (Cayman) 2.934% (USD LIBOR + 1.200%) due 04/18/25 § ~	6,000,000	6,005,031
Navient Private Education Loan Trust 3.277% (USD LIBOR + 1.500%) due 01/16/35 § ~	1,998,738	2,008,593
Navient Student Loan Trust 2.172% (USD LIBOR + 0.300%) due 07/26/66 § ~	5,829,127	5,833,158
Nissan Master Owner Trust Receivables 2.417% (USD LIBOR + 0.640%) due 06/15/21 §	8,385,000	8,427,710
Option One Mortgage Loan Trust 2.012% (USD LIBOR + 0.140%) due 02/25/37 §	6,571,791	4,993,390
2.092% (USD LIBOR + 0.220%) due 02/25/37 §	17,021,714	10,821,750
Palmer Square CLO Ltd (Cayman) 2.951% (USD LIBOR + 1.220%) due 10/17/27 § ~	5,000,000	5,016,352
Park Place Securities Inc Asset-Backed Pass-Through Certificates 2.697% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,317,735
People’s Choice Home Loan Securities Trust 2.392% (USD LIBOR + 0.520%) due 12/25/35 §	1,281,998	1,255,360
RAAC Trust 2.522% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,658,409
RASC Trust 2.032% (USD LIBOR + 0.160%) due 11/25/36 §	893,664	850,920
2.282% (USD LIBOR + 0.410%) due 01/25/36 §	2,917,888	2,900,356
Renaissance Home Equity Loan Trust 2.752% (USD LIBOR + 0.880%) due 08/25/33 §	228,123	223,703
Santander Drive Auto Receivables Trust 3.730% due 03/15/21 ~	7,800,000	7,816,858
Saratoga Investment Corp CLO Ltd (Cayman) 3.295% (USD LIBOR + 1.550%) due 10/20/25 § ~	7,000,000	7,036,722

	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust 2.532% (USD LIBOR + 0.660%) due 08/25/35 §	$8,693,792	$5,612,778
SLM Student Loan Trust 1.855% (USD LIBOR + 0.110%) due 10/27/25 §	2,214,764	2,213,660
2.291% (USD LIBOR + 0.550%) due 10/26/26 §	2,893,692	2,898,653
2.295% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,300,000	5,263,111
2.675% (USD LIBOR + 0.550%) due 12/15/25 § ~	5,459,102	5,489,083
SMB Private Education Loan Trust 2.227% (USD LIBOR + 0.450%) due 06/17/24 § ~	2,261,310	2,263,527
SoFi Consumer Loan Program Trust 2.550% due 02/25/27 ~	5,244,769	5,229,628
Sound Point CLO IV Ltd (Cayman) 2.845% (USD LIBOR + 1.100%) due 01/21/26 § ~	7,906,176	7,910,584
Soundview Home Loan Trust 1.982% (USD LIBOR + 0.110%) due 02/25/37 §	1,679,886	712,149
SpringCastle America Funding LLC 3.050% due 04/25/29 ~	4,775,971	4,775,640
Structured Asset Investment Loan Trust 2.182% (USD LIBOR + 0.310%) due 01/25/36 §	10,000,000	9,295,312
Structured Asset Securities Corp Mortgage Loan Trust 2.042% (USD LIBOR + 0.170%) due 12/25/36 §	726,089	705,657
2.142% (USD LIBOR + 0.270%) due 03/25/36 §	2,500,000	2,088,477
Telos CLO Ltd (Cayman) 3.001% (USD LIBOR + 1.270%) due 01/17/27 § ~	6,400,000	6,406,370
Terwin Mortgage Trust 2.082% (USD LIBOR + 0.210%) due 04/25/37 § ~	770,671	761,335
THL Credit Wind River CLO Ltd (Cayman) 2.914% (USD LIBOR + 1.180%) due 04/18/26 § ~	6,600,000	6,608,484
TICP CLO I Ltd (Cayman) 2.550% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,900,000	1,902,324
TICP CLO II Ltd (Cayman) 2.905% (USD LIBOR + 1.160%) due 07/20/26 § ~	5,000,000	5,003,917
Venture XII CLO Ltd (Cayman) 2.784% (USD LIBOR + 0.800%) due 02/28/26 § ~	8,300,000	8,298,160
Venture XX CLO Ltd (Cayman) 2.542% (USD LIBOR + 0.820%) due 04/15/27 § ~	5,600,000	5,597,343
VOLT XL LLC 4.375% due 11/27/45 § ~	1,453,517	1,457,133
WhiteHorse VI Ltd (Cayman) 2.978% (USD LIBOR + 1.200%) due 02/03/25 § ~	2,762,130	2,762,689

Total Asset-Backed Securities (Cost $413,877,834)		426,206,766

U.S. GOVERNMENT AGENCY ISSUES - 0.4%

Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	10,792,112
United States Small Business Administration 6.120% due 09/01/21	105,923	109,076

Total U.S. Government Agency Issues (Cost $11,039,206)		10,901,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 24.1%

U.S. Treasury Bonds - 14.2%

2.500% due 02/15/45 ‡	$1,300,000	$1,184,741
2.750% due 08/15/42 ‡	26,200,000	25,278,547
2.750% due 11/15/42	19,000,000	18,308,755
2.750% due 11/15/47 ‡	16,700,000	15,932,859
2.875% due 05/15/43	27,500,000	27,068,212
2.875% due 08/15/45 ‡	58,800,000	57,655,102
3.000% due 11/15/44 ‡	30,000,000	30,143,293
3.125% due 02/15/42 ‡	8,000,000	8,251,886
3.125% due 02/15/43 ‡	1,900,000	1,955,130
3.125% due 08/15/44 ‡	43,800,000	45,093,336
3.375% due 05/15/44 ‡	13,300,000	14,279,264
3.625% due 08/15/43 ‡	19,600,000	21,908,849
3.750% due 11/15/43 ‡	28,300,000	32,268,346
4.250% due 05/15/39 ‡	4,900,000	5,954,230
4.375% due 11/15/39	20,700,000	25,609,680
4.375% due 05/15/40 ‡	9,300,000	11,512,163
4.500% due 08/15/39 ‡	7,700,000	9,671,038
4.625% due 02/15/40 ‡	5,500,000	7,027,703

		359,103,134

U.S. Treasury Notes - 9.9%

1.875% due 07/31/22 ‡	30,500,000	29,676,742
2.125% due 09/30/24 ‡	45,100,000	43,624,951
2.250% due 01/31/24 ‡	6,700,000	6,559,795
2.250% due 02/15/27	30,700,000	29,495,333
2.250% due 08/15/27 ‡	73,220,000	70,174,134
2.375% due 05/15/27	43,700,000	42,393,259
2.500% due 05/15/24 ‡	26,900,000	26,670,785

		248,594,999

Total U.S. Treasury Obligations (Cost $622,164,949)		607,698,133

FOREIGN GOVERNMENT BONDS & NOTES - 8.6%

Argentina Treasury Bills (Argentina) 2.921% due 11/16/18	5,600,000	5,499,329
Bonos de la Nacion Argentina con Ajuste por CER (Argentina) 4.000% due 03/06/20 ^	ARS 138,100,000	7,218,636
Brazil Letras do Tesouro Nacional (Brazil) 6.193% due 07/01/18	BRL 101,200,000	30,192,419
6.218% due 10/01/18	307,700,000	90,409,808
Cyprus Government (Cyprus) 2.750% due 06/27/24 ~	EUR 2,500,000	3,299,159
3.875% due 05/06/22 ~	2,700,000	3,731,617
4.250% due 11/04/25 ~	2,000,000	2,879,917
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,423,292
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	8,500,000	8,305,236
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	7,850,000
Province of Ontario (Canada) 1.650% due 09/27/19	17,200,000	16,997,555
3.150% due 06/02/22	CAD 11,300,000	9,053,420
4.000% due 06/02/21	16,300,000	13,340,228
4.400% due 04/14/20	$2,400,000	2,486,450
Province of Quebec (Canada) 2.750% due 08/25/21	3,600,000	3,593,312
3.500% due 07/29/20	2,400,000	2,446,628
3.500% due 12/01/22	CAD 1,900,000	1,548,212
4.250% due 12/01/21	7,500,000	6,230,469

Total Foreign Government Bonds & Notes (Cost $223,460,686)		216,505,687

	Principal Amount	Value

MUNICIPAL BONDS - 0.7%

City of Chicago IL ‘B’ 5.630% due 01/01/22	$3,500,000	$3,524,780
7.750% due 01/01/42	5,600,000	6,104,000
State of Iowa 6.750% due 06/01/34	1,000,000	1,047,960
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,075,000	8,024,531

Total Municipal Bonds (Cost $17,535,571)		18,701,271

SHORT-TERM INVESTMENTS - 21.0%

Certificates of Deposit - 1.3%

Barclays Bank PLC (United Kingdom) 1.940% due 09/04/18	33,800,000	33,723,955

Commercial Paper - 1.4%

Enbridge Energy Partners LP 2.500% due 04/16/18	4,300,000	4,295,440
Ford Motor Credit Co LLC 2.000% due 09/04/18	9,100,000	8,998,998
2.780% due 02/19/19	6,900,000	6,720,687
ING US Funding LLC (Netherlands) 2.051% (USD LIBOR + 0.190%) due 07/23/18 §	6,000,000	5,998,680
NRW BANK (Germany) 1.870% due 04/23/18	3,300,000	3,295,838
Sempra Energy Holdings 2.500% due 05/08/18	7,000,000	6,982,072

		36,291,715

Foreign Government Issues - 17.6%

Argentina Treasury Bills (Argentina)
(0.500%) due 09/14/18	ARS 273,200,000	13,841,645
2.029% due 04/13/18	$2,300,000	2,298,355
2.799% due 07/27/18	1,900,000	1,882,680
3.100% due 01/11/19	3,700,000	3,622,189
3.539% due 02/22/19	12,400,000	12,106,988
Bonos de la Nacion Argentina con Ajuste por CER (Argentina) 3.750% due 02/08/19 ^	ARS 70,200,000	3,690,184
Hellenic Republic Treasury Bills (Greece) 1.004% due 05/11/18	EUR 4,900,000	6,023,476
1.024% due 07/06/18	3,400,000	4,172,505
1.066% due 06/08/18	5,500,000	6,756,307
1.150% due 08/03/18	2,600,000	3,189,412
1.267% due 03/15/19	3,900,000	4,744,403
1.674% due 07/06/18	5,500,000	6,749,641
Japan Treasury Bills (Japan)
(0.211%) due 06/04/18	JPY 10,270,000,000	96,544,563
(0.209%) due 06/11/18	40,000,000	376,037
(0.200%) due 05/14/18	540,000,000	5,075,878
(0.198%) due 06/11/18	270,000,000	2,538,249
(0.195%) due 05/07/18	1,600,000,000	15,039,173
(0.190%) due 05/21/18	940,000,000	8,836,053
(0.188%) due 05/28/18	2,860,000,000	26,884,994
(0.188%) due 05/21/18	210,000,000	1,974,012
(0.182%) due 05/07/18	1,060,000,000	9,963,452
(0.162%) due 05/21/18	1,600,000,000	15,040,090
(0.160%) due 05/01/18	6,260,000,000	58,839,235
(0.160%) due 05/07/18	2,740,000,000	25,754,584
(0.152%) due 05/14/18	11,350,000,000	106,687,440
Nigeria OMO Bills (Nigeria) 19.366% due 06/07/18	NGN 1,010,000,000	2,740,736

		445,372,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 0.5%

Citigroup Inc. 1.910% due 04/02/18 (Dated 03/29/18, repurchase price of $2,642,877; collateralized by U.S. Treasury Note: 1.750% due 05/31/22 and value $2,725,000)	$2,600,000	$2,600,000
Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $12,059,956; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $12,302,579)	12,059,581	12,059,581

		14,659,581

U.S. Treasury Bills - 0.2%

1.551% due 04/19/18 ‡	89,000	88,932
1.678% due 04/19/18 ‡	2,846,000	2,843,811
1.680% due 04/19/18 ‡	2,282,000	2,280,245

		5,212,988

Total Short-Term Investments (Cost $530,061,182)		535,260,520

TOTAL INVESTMENTS - 165.9% (Cost $4,167,603,869)		4,194,622,401

DERIVATIVES - (1.0%)
(See Notes (e) through (i) in Notes to Schedule of Investments)		(25,508,475)

OTHER ASSETS & LIABILITIES, NET - (64.9%)		(1,642,203,519)

NET ASSETS - 100.0%		$2,526,910,407

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,431,368 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2018.

(b)	As of March 31, 2018, $3,702,000 in cash and investments with a total aggregate value of $244,782,488 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding during the period ended March 31, 2018 was $57,765,253 at a weighted average interest rate of 1.681%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Notes to Financial Statements) outstanding during the three-month period ended March 31, 2018 was $260,434,240 at a weighted average interest rate of 1.568%.

(d)	Reverse repurchase agreements outstanding as of March 31, 2018 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
RBS	U.S. Treasury Bond 3.125% - 4.625% due 05/15/2039 - 08/15/2044 U.S. Treasury Note 2.250% due 08/15/2027	2.100%	03/26/18	04/02/18	($53,677,860)	$53,655,950	($53,655,950)
BNP	National Australia Bank 2.250% due on 03/16/2021 Royal Bank of Canada 2.300% due on 03/22/2021 Toronto-Dominion Bank 2.250% due on 03/15/2021	2.250%	03/26/18	04/02/18	(22,041,639)	22,032,000	(22,032,000)
BNP	Wells Fargo Bank 2.675% due on 12/06/2019	2.300%	03/26/18	04/02/18	(2,871,284)	2,870,000	(2,870,000)
RBS	U.S. Treasury Bond 3.000% due on 11/15/2044	1.790%	03/05/18	04/06/18	(29,416,080)	29,400,000	(29,400,000)
MER	U.S. Treasury Bond 3.750% due on 11/15/2043	1.700%	03/01/18	04/12/18	(25,390,508)	25,340,250	(25,340,250)
JPM	U.S. Treasury Bond 2.750% due on 11/15/2047	1.500%	03/01/18	04/13/18	(15,604,670)	15,593,625	(15,593,625)
CRE	U.S. Treasury Bond 2.875% - 4.375% due 05/15/2040 - 08/15/2045	1.900%	03/23/18	04/26/18	(33,271,347)	33,217,000	(33,217,000)

Total Reverse Repurchase Agreements							($182,108,825)

(e)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	05/18	1,401	$274,836,486	$274,835,003	($1,483)
Euro-Bund	06/18	1,048	202,070,036	205,586,783	3,516,747
Euro-OAT	05/18	1,471	279,808,141	279,806,585	(1,556)
U.S. Treasury 5-Year Notes	06/18	6,327	721,249,837	724,194,355	2,944,518
U.S. Treasury 10-Year Notes	06/18	2,048	246,210,213	248,096,000	1,885,787

					8,344,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australia Treasury 10-Year Bonds	06/18	382	$37,518,671	$38,028,951	($510,280)
Canada 10-Year Bonds	06/18	401	40,716,869	41,480,397	(763,528)
Euro-Bobl	06/18	26	4,172,624	4,198,910	(26,286)
Euro-BTP	06/18	405	67,631,402	69,163,516	(1,532,114)
Euro-Bund	04/18	171	33,574,448	33,545,172	29,276
Euro-Buxl	06/18	161	32,694,650	32,762,175	(67,525)
Euro-OAT	06/18	1,359	254,236,823	258,502,481	(4,265,658)
Eurodollar	06/19	557	136,408,358	135,525,063	883,295
Eurodollar	09/19	71	17,383,466	17,266,313	117,153
Eurodollar	12/19	314	76,833,291	76,313,775	519,516
Eurodollar	03/20	547	133,309,651	132,927,838	381,813
Eurodollar	06/20	190	46,132,176	46,170,000	(37,824)
Eurodollar	09/20	202	49,038,052	49,080,950	(42,898)
U.S. Treasury 30-Year Bonds	06/18	1,967	280,351,315	288,411,375	(8,060,060)

					(13,375,120)

Total Futures Contracts					($5,031,107)

(f)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AUD	31,305,000	USD	24,611,240	05/18	HSB	$-	($566,463)
AUD	20,428,000	USD	16,054,363	05/18	JPM	-	(364,004)
BRL	218,204,009	USD	66,985,114	04/18	BNP	-	(891,728)
BRL	71,900,000	USD	21,262,660	04/18	BNP	515,650	-
BRL	21,134,936	USD	6,492,000	04/18	DUB	-	(90,287)
BRL	178,000,000	USD	54,095,122	04/18	GSC	-	(179,419)
BRL	21,134,936	USD	6,358,667	04/18	GSC	43,047	-
BRL	118,095,991	USD	36,154,786	04/18	HSB	-	(383,839)
BRL	78,804,009	USD	23,709,010	04/18	HSB	160,504	-
BRL	221,910,000	USD	66,750,888	04/18	JPM	465,033	-
BRL	18,700,000	USD	5,711,493	04/18	MSC	-	(47,315)
BRL	31,400,000	USD	9,447,018	04/18	UBS	63,954	-
BRL	178,000,000	USD	53,722,874	05/18	GSC	62,498	-
BRL	31,400,000	USD	9,468,669	05/18	UBS	19,312	-
CAD	37,150,227	USD	28,861,270	04/18	JPM	-	(24,611)
CAD	29,125,000	USD	22,589,398	05/18	JPM	30,752	-
DKK	28,545,292	USD	4,575,670	04/18	BOA	135,863	-
DKK	240,000,000	USD	39,817,404	04/18	UBS	-	(204,292)
DKK	22,999,532	USD	3,832,042	07/18	CIT	-	(10,180)
DKK	55,885,000	USD	8,602,324	07/18	CIT	684,159	-
EUR	11,680,000	USD	14,656,941	05/18	GSC	-	(243,272)
EUR	8,866,000	USD	10,983,093	05/18	JPM	-	(42,031)
GBP	36,622,000	USD	51,505,565	04/18	CIT	-	(124,872)
GBP	1,265,000	USD	1,762,774	05/18	BRC	15,022	-
GBP	25,878,000	USD	35,893,805	05/18	CIT	474,418	-
GBP	36,622,000	USD	52,135,226	05/18	HSB	-	(691,179)
GBP	3,569,000	USD	5,037,862	05/18	JPM	-	(22,088)
ILS	248,591	USD	71,613	05/18	BRC	-	(590)
INR	16,298,370	USD	250,100	06/18	UBS	-	(1,795)
JPY	2,320,000,000	USD	22,081,821	04/18	UBS	-	(270,094)
JPY	1,246,100,000	USD	11,736,384	05/18	BOA	3,545	-
JPY	580,000,000	USD	5,527,987	05/18	CIT	-	(68,579)
JPY	5,099,000,000	USD	48,383,533	05/18	GSC	-	(344,134)
JPY	5,859,600,000	USD	55,638,655	05/18	JPM	-	(433,387)
KRW	2,220,631,800	USD	2,074,000	04/18	GSC	9,340	-
KRW	6,614,590,554	USD	6,179,168	04/18	SCB	26,471	-
KRW	4,943,089,500	USD	4,650,000	06/18	CIT	12,541	-
KRW	6,597,480,400	USD	6,217,000	06/18	GSC	6,036	-
KRW	61,537,286,150	USD	56,957,402	06/18	HSB	1,087,295	-
KRW	7,672,759,194	USD	7,082,000	06/18	MSC	155,287	-
KRW	6,614,590,554	USD	6,187,643	06/18	SCB	51,532	-
MXN	13,710,000	USD	725,792	05/18	BNP	24,050	-
NOK	46,100,000	USD	5,931,204	05/18	DUB	-	(42,896)
NOK	32,320,000	USD	4,153,773	05/18	JPM	-	(25,571)
NOK	9,725,000	USD	1,231,112	05/18	JPM	11,053	-
RUB	743,372,325	USD	12,449,087	04/18	BNP	500,917	-
RUB	47,626,050	USD	829,000	04/18	BOA	2,128	-
RUB	47,626,050	USD	829,809	04/18	CIT	-	(691)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
RUB	350,901,801	USD	6,073,067	04/18	CIT	$32,472	$-
RUB	283,516,860	USD	5,016,000	04/18	GSC	-	(70,979)
RUB	86,299,780	USD	1,498,000	04/18	GSC	5,800	-
RUB	65,774,715	USD	1,147,000	04/18	HSB	-	(856)
RUB	816,294,259	USD	14,077,949	04/18	HSB	150,855	-
RUB	248,494,530	USD	4,360,318	04/18	MSC	-	(26,730)
RUB	44,293,500	USD	772,000	04/18	UBS	-	(172)
RUB	331,040,875	USD	5,692,389	05/18	CIT	48,532	-
RUB	263,304,908	USD	4,556,000	06/18	DUB	3,662	-
RUB	753,518,667	USD	13,162,583	06/18	GSC	-	(113,870)
RUB	179,082,928	USD	3,138,000	06/18	JPM	-	(36,814)
RUB	1,984,069,100	USD	34,588,562	06/18	SGN	-	(230,356)
RUB	283,516,860	USD	4,872,261	07/18	GSC	21,401	-
SEK	98,300,000	USD	12,038,758	05/18	BOA	-	(231,302)
SEK	84,930,000	USD	10,189,085	05/18	BOA	12,413	-
SEK	31,045,000	USD	3,791,457	05/18	CIT	-	(62,438)
SEK	176,345,000	USD	21,560,575	05/18	JPM	-	(378,624)
TWD	179,372,400	USD	6,164,000	04/18	HSB	-	(12,050)
TWD	5,781,000	USD	200,000	06/18	BNP	183	-
TWD	145,634,781	USD	5,037,000	06/18	CIT	5,999	-
TWD	182,402,850	USD	6,295,832	06/18	DUB	20,361	-
TWD	179,372,400	USD	6,220,217	06/18	HSB	-	(8,961)
TWD	54,687,150	USD	1,890,000	06/18	HSB	3,691	-
TWD	128,665,080	USD	4,449,000	06/18	SCB	6,378	-
USD	341,327	AUD	439,000	05/18	CIT	4,139	-
USD	40,181,828	AUD	50,732,000	05/18	HSB	1,215,541	-
USD	1,522,316	AUD	1,937,000	05/18	JPM	34,543	-
USD	87,280,826	BRL	290,104,009	04/18	BNP	-	(590,870)
USD	6,358,667	BRL	21,134,936	04/18	DUB	-	(43,047)
USD	53,874,092	BRL	178,000,000	04/18	GSC	-	(41,612)
USD	6,492,000	BRL	21,134,936	04/18	GSC	90,287	-
USD	58,106,909	BRL	196,900,000	04/18	HSB	-	(1,533,552)
USD	65,880,021	BRL	221,910,000	04/18	JPM	-	(1,335,900)
USD	5,626,091	BRL	18,700,000	04/18	MSC	-	(38,087)
USD	9,495,011	BRL	31,400,000	04/18	UBS	-	(15,962)
USD	66,793,397	BRL	218,204,009	05/18	BNP	859,780	-
USD	30,234,226	BRL	101,200,000	07/18	SCB	-	(176,256)
USD	54,814,151	BRL	183,600,000	10/18	GSC	82,616	-
USD	36,773,639	BRL	124,100,000	10/18	JPM	-	(220,825)
USD	28,909,847	CAD	36,484,227	04/18	HSB	590,149	-
USD	518,330	CAD	666,000	04/18	JPM	1,369	-
USD	3,266,032	CAD	4,100,000	05/18	BOA	81,106	-
USD	28,876,974	CAD	37,150,227	05/18	JPM	23,970	-
USD	15,886,901	DKK	107,428,000	04/18	BNP	-	(1,844,589)
USD	52,704,215	DKK	358,777,000	04/18	BOA	-	(6,513,591)
USD	747,707	DKK	4,703,000	04/18	CIT	-	(28,545)
USD	3,805,349	DKK	22,999,532	04/18	CIT	9,170	-
USD	53,001,344	DKK	341,360,761	04/18	GSC	-	(3,341,831)
USD	14,769,321	DKK	101,000,000	04/18	TDB	-	(1,901,197)
USD	17,192,883	DKK	107,805,000	04/18	UBS	-	(600,831)
USD	16,603,915	DKK	111,435,000	07/18	BOA	-	(1,914,920)
USD	399,206	DKK	2,400,000	07/18	CIT	395	-
USD	17,230,423	DKK	105,313,134	07/18	GSC	-	(269,598)
USD	3,947,411	DKK	24,305,000	10/18	BOA	-	(121,747)
USD	2,577,573	DKK	15,700,000	10/18	GSC	-	(50,930)
USD	14,637,568	DKK	90,043,000	10/18	SCB	-	(437,487)
USD	26,525,604	DKK	161,151,000	10/18	SGN	-	(454,397)
USD	27,040,859	DKK	173,805,000	10/18	TDB	-	(2,057,681)
USD	2,830,089	EUR	2,278,000	05/18	BOA	18,930	-
USD	28,597,188	EUR	23,034,000	05/18	CIT	172,149	-
USD	38,152,232	EUR	30,898,000	05/18	GSC	22,648	-
USD	15,363,897	EUR	12,256,000	05/18	JPM	239,417	-
USD	6,824,810	EUR	5,500,000	06/18	JPM	25,612	-
USD	6,684,387	EUR	5,500,000	07/18	HSB	-	(130,538)
USD	4,228,957	EUR	3,400,000	07/18	JPM	16,094	-
USD	3,269,159	EUR	2,600,000	08/18	SCB	40,441	-
USD	4,971,225	EUR	3,900,000	03/19	HSB	34,887	-
USD	52,072,199	GBP	36,622,000	04/18	HSB	691,506	-
USD	10,739,631	GBP	7,605,000	05/18	CIT	51,775	-
USD	63,839,326	GBP	45,842,000	05/18	GSC	-	(585,748)
USD	34,301,327	GBP	24,683,000	05/18	JPM	-	(387,476)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,516,638	JPY	900,000,000	04/18	CIT	$55,192	$-
USD	12,653,575	JPY	1,420,000,000	04/18	JPM	-	(696,707)
USD	5,275,583	JPY	557,500,000	05/18	BNP	23,187	-
USD	67,354,886	JPY	7,322,500,000	05/18	CIT	-	(1,584,107)
USD	15,120,015	JPY	1,600,000,000	05/18	CIT	39,220	-
USD	36,491,227	JPY	3,886,600,000	05/18	GSC	-	(125,743)
USD	29,365,310	JPY	3,085,600,000	05/18	JPM	294,831	-
USD	145,496,759	JPY	15,727,500,000	05/18	MSC	-	(2,670,698)
USD	46,952,696	JPY	5,090,000,000	05/18	UBS	-	(993,100)
USD	21,510,652	JPY	2,280,000,000	06/18	BNP	-	(1,644)
USD	15,652,994	JPY	1,660,000,000	06/18	CIT	-	(9,467)
USD	284,920	JPY	30,000,000	06/18	HSB	1,714	-
USD	19,350,576	JPY	2,050,000,000	06/18	JPM	8,380	-
USD	40,347,362	JPY	4,280,000,000	06/18	UBS	-	(35,368)
USD	2,654,393	JPY	280,000,000	06/18	UBS	11,144	-
USD	2,082,168	KRW	2,220,631,800	04/18	GSC	-	(1,172)
USD	6,176,377	KRW	6,614,590,554	04/18	SCB	-	(29,262)
USD	82,576,124	KRW	87,406,826,954	06/18	UBS	130,129	-
USD	1,412,687	MXN	26,576,000	05/18	CIT	-	(40,836)
USD	2,545,363	NGN	959,601,813	06/18	SCB	-	(231,353)
USD	7,387,423	NOK	56,940,000	05/18	BOA	114,532	-
USD	1,459,606	NOK	11,225,000	05/18	BRC	25,847	-
USD	2,647,358	NOK	20,305,000	05/18	JPM	53,820	-
USD	857,800	NZD	1,189,000	04/18	JPM	-	(1,490)
USD	6,062,000	RUB	345,837,100	04/18	BOA	41,351	-
USD	4,339,000	RUB	248,494,530	04/18	BRC	5,412	-
USD	8,079,380	RUB	466,221,801	04/18	CIT	-	(40,064)
USD	831,460	RUB	47,626,050	04/18	CIT	333	-
USD	14,123,000	RUB	816,487,269	04/18	CSF	-	(83,524)
USD	8,832,000	RUB	506,408,228	04/18	CSF	18,526	-
USD	4,917,046	RUB	283,516,860	04/18	GSC	-	(27,975)
USD	7,051,537	RUB	405,467,572	04/18	HSB	-	(4,351)
USD	21,099,000	RUB	1,206,110,017	04/18	HSB	89,466	-
USD	10,411,000	RUB	596,511,571	04/18	JPM	19,401	-
USD	6,012,939	RUB	343,173,660	04/18	MSC	37,107	-
USD	8,029,000	RUB	462,260,907	05/18	JPM	12,457	-
USD	1,060,000	RUB	60,886,400	06/18	HSB	5,627	-
USD	10,300,000	RUB	593,148,849	06/18	JPM	28,418	-
USD	2,188,000	RUB	125,963,160	06/18	MSC	6,691	-
USD	4,586,991	SEK	37,435,000	05/18	BOA	90,428	-
USD	12,991,884	SEK	105,920,000	05/18	JPM	269,140	-
USD	200,561	THB	6,359,387	06/18	SCB	-	(3,342)
USD	149,763	TRY	583,000	05/18	HSB	4,137	-
USD	6,166,119	TWD	179,372,400	04/18	HSB	14,169	-
USD	28,763,521	TWD	831,352,042	06/18	BNP	-	(24,299)

Total Forward Foreign Currency Contracts						$10,579,337	($37,488,188)

(g)	Purchased options outstanding as of March 31, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection
Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG29 5Y	1.300%	04/18/18	JPM	$70,000,000	$10,500	$750
Put - CDX IG29 5Y	1.300%	05/16/18	JPM	25,000,000	3,750	3,878
Put - CDX IG30 5Y	1.600%	06/20/18	JPM	20,000,000	3,000	3,087

					$17,250	$7,715

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$16,100,000	$1,587,800	$485,661
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	161,284
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	137,206
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.945%	12/09/19	BOA	9,000,000	432,000	567,244
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.943%	12/12/19	GSC	2,300,000	110,400	146,018

							$3,244,592	$1,497,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 30-Year Bonds (06/18)	$178.00	05/25/18	CME	98	$17,444,000	$838	$98
Call - U.S. Treasury 30-Year Bonds (06/18)	180.00	05/25/18	CME	1,546	278,280,000	12,754	1,546
Call - U.S. Treasury 30-Year Bonds (06/18)	182.00	05/25/18	CME	215	39,130,000	1,838	215
Call - U.S. Treasury 30-Year Bonds (06/18)	183.00	05/25/18	CME	46	8,418,000	393	46

						15,823	1,905

Put - U.S. Treasury 5-Year Notes (06/18)	104.75	05/25/18	CME	55	5,761,250	470	55
Put - U.S. Treasury 5-Year Notes (06/18)	105.00	05/25/18	CME	232	24,360,000	1,984	232
Put - U.S. Treasury 5-Year Notes (06/18)	105.50	05/25/18	CME	3,126	329,793,000	26,969	3,126
Put - U.S. Treasury 5-Year Notes (06/18)	106.00	05/25/18	CME	3,498	370,788,000	29,908	3,498
Put - U.S. Treasury 10-Year Notes (06/18)	107.50	05/25/18	CME	435	46,762,500	3,719	435
Put - U.S. Treasury 10-Year Notes (06/18)	108.00	05/25/18	CME	1,619	174,852,000	13,843	1,619
Put - U.S. Treasury 10-Year Notes (06/18)	108.50	05/25/18	CME	2,000	217,000,000	17,100	2,000

						93,993	10,965

Total Options on Futures						$109,816	$12,870

Total Purchased Options						$3,371,658	$1,517,998

(h)	Premiums received and value of written options outstanding as of March 31, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG29 5Y	0.800%	04/18/18	BOA	$14,200,000	$18,176	($2,218)
Put - CDX IG29 5Y	0.800%	04/18/18	DUB	13,400,000	16,080	(2,093)
Put - CDX IG29 5Y	0.850%	04/18/18	CIT	13,100,000	13,100	(1,483)
Put - CDX IG29 5Y	0.800%	05/16/18	CSF	5,500,000	7,425	(2,889)
Put - CDX IG30 5Y	0.800%	06/20/18	BNP	23,100,000	39,270	(39,517)
Put - CDX IG30 5Y	0.900%	06/20/18	BOA	3,100,000	3,410	(3,593)
Put - CDX IG30 5Y	0.900%	06/20/18	CIT	1,400,000	1,645	(1,623)
Put - CDX IG30 5Y	0.900%	06/20/18	JPM	4,200,000	5,016	(4,868)
Put - CDX IG30 5Y	0.950%	07/18/18	BRC	6,300,000	10,836	(8,865)

					$114,958	($67,149)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 19.23	04/11/18	MSC	$4,900,000	$41,160	($725)
Call - AUD versus USD	$0.81	04/12/18	RBS	AUD 11,400,000	51,988	(105)
Call - BRL versus USD	BRL 3.33	04/12/18	JPM	$7,000,000	70,000	(32,844)
Call - MXN versus USD	MXN 19.55	04/12/18	MSC	11,500,000	96,140	(771)
Call - BRL versus USD	BRL 3.31	04/25/18	GSC	13,700,000	130,287	(154,262)
Call - BRL versus USD	3.31	04/25/18	GSC	6,500,000	61,327	(73,190)
Call - SEK versus USD	SEK 8.34	04/25/18	MSC	12,800,000	53,542	(109,389)
Call - MXN versus USD	MXN 19.25	04/25/18	MSC	16,700,000	184,869	(16,299)

					689,313	(387,585)

Put - AUD versus USD	$0.77	04/12/18	RBS	AUD 11,400,000	47,196	(51,580)

Total Foreign Currency Options					$736,509	($439,165)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/10/20	DUB	$4,200,000	$31,500	$-
Floor - U.S. CPI Urban Consumers NSA	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	11,600,000	98,160	(1)
Floor - U.S. CPI Urban Consumers NSA	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	27,900,000	248,820	(3)
Floor - U.S. CPI Urban Consumers NSA	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	12,300,000	158,670	(1)
Floor - U.S. CPI Urban Consumers NSA	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	12,500,000	122,500	(1)

						$659,650	($6)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$48,100,000	$1,120,191	($320,457)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(471,024)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/09/19	BOA	39,700,000	433,632	(739,607)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/12/19	GSC	10,000,000	109,091	(187,013)

							$3,240,509	($1,718,101)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (05/18)	$120.00	04/20/18	CME	508	$60,960,000	$110,515	($47,625)
Put - U.S. Treasury 10-Year Notes (05/18)	120.50	04/20/18	CME	253	30,486,500	55,040	(51,391)

						$165,555	($99,016)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.500% due 05/14/48	$100.43	05/07/18	JPM	$24,000,000	$66,563	($72,715)
Call - Fannie Mae 3.500% due 05/14/48	100.45	05/07/18	GSC	25,000,000	65,430	(73,775)

					131,993	(146,490)

Put - Fannie Mae 3.000% due 04/12/48	95.97	04/05/18	CSF	44,000,000	201,094	(493)

Total Options on Securities					$333,087	($146,983)

Total Written Options					$5,250,268	($2,470,420)

(i)	Swap agreements outstanding as of March 31, 2018 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV	Q	1.000%	06/20/18	BNP	0.426%	$800,000	$1,274	($115,723)	$116,997
Petrobras Global Finance BV	Q	1.000%	12/20/19	BNP	0.754%	1,900,000	8,450	(189,451)	197,901
Petrobras Global Finance BV	Q	1.000%	12/20/19	GSC	0.754%	700,000	3,113	(73,272)	76,385
Petrobras Global Finance BV	Q	1.000%	12/20/19	MSC	0.754%	2,200,000	9,785	(203,609)	213,394
Petrobras Global Finance BV	Q	1.000%	03/20/20	HSB	0.802%	1,500,000	6,155	(273,727)	279,882

							28,777	(855,782)	884,559

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.361%	7,000,000	111,193	81,573	29,620
Tesco PLC	Q	1.000%	06/20/22	ICE	0.993%	EUR 11,700,000	10,002	(460,025)	470,027

							121,195	(378,452)	499,647

Total Credit Default Swaps on Corporate Issues – Sell Protection							$149,972	($1,234,234)	$1,384,206

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 9	M	0.500%	09/17/58	MER	$9,000,000	($3,753)	($364,019)	$360,266

				Exchange
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	1,011,294	962,525	48,769
CDX IG29 5Y	Q	1.000%	12/20/22	ICE	33,300,000	625,242	669,527	(44,285)
CDX HY29 5Y	Q	5.000%	12/20/22	ICE	3,100,000	205,505	209,875	(4,370)
CDX IG30 5Y	Q	1.000%	06/20/23	ICE	142,400,000	2,389,868	2,480,691	(90,823)
CDX HY30 5Y	Q	5.000%	06/20/23	ICE	4,000,000	246,868	240,201	6,667

						4,478,777	4,562,819	(84,042)

Total Credit Default Swaps on Credit Indices – Sell Protection						$4,475,024	$4,198,800	$276,224

Total Credit Default Swaps						$4,624,996	$2,964,566	$1,660,430

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S/Q	LCH	1.951%	12/05/19	$225,500,000	($959,618)	$-	($959,618)
BRL-CDI-Compounded	Z/Z	CME	10.060%	01/02/23	BRL 75,900,000	1,024,145	42,917	981,228
6-Month EUR-LIBOR	A/S	LCH	1.501%	07/04/42	EUR 23,000,000	50,167	-	50,167

						$114,694	$42,917	$71,777

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S/Q	CME	1.250%	06/21/20	$18,200,000	$479,151	$316,676	$162,475
6-Month GBP-LIBOR	S/S	LCH	1.500%	09/19/23	GBP 38,600,000	(210,500)	(24,738)	(185,762)
3-Month CAD-CDOR	S/S	CME	2.700%	12/19/24	CAD 9,700,000	(162,220)	(667,273)	505,053
6-Month JPY-LIBOR	S/S	CME	0.300%	03/18/26	JPY 10,900,000,000	(784,174)	(451,518)	(332,656)
6-Month JPY-LIBOR	S/S	LCH	0.300%	03/18/26	10,170,000,000	(655,195)	(605,937)	(49,258)
6-Month JPY-LIBOR	S/S	LCH	0.300%	09/20/27	3,480,000,000	(80,405)	(172,669)	92,264
6-Month JPY-LIBOR	S/S	LCH	0.354%	01/18/28	140,000,000	(9,278)	1,424	(10,702)
6-Month JPY-LIBOR	S/S	LCH	0.285%	01/25/28	140,000,000	(34)	9,878	(9,912)
6-Month JPY-LIBOR	S/S	LCH	0.351%	02/08/28	210,000,000	(12,733)	-	(12,733)
6-Month JPY-LIBOR	S/S	LCH	0.301%	02/13/28	400,000,000	(5,273)	24,975	(30,248)
6-Month JPY-LIBOR	S/S	LCH	0.354%	02/16/28	430,000,000	(26,737)	-	(26,737)
6-Month JPY-LIBOR	S/S	LCH	0.300%	03/20/28	1,770,000,000	(8,644)	127,090	(135,734)
6-Month JPY-LIBOR	S/S	LCH	0.380%	06/18/28	240,000,000	(15,205)	3,910	(19,115)
6-Month JPY-LIBOR	S/S	LCH	0.399%	06/18/28	500,000,000	(40,587)	(450)	(40,137)
6-Month GBP-LIBOR	S/S	LCH	1.500%	06/20/28	GBP 8,600,000	21,112	279,346	(258,234)
3-Month USD-LIBOR	S/Q	LCH	2.250%	06/20/28	$79,200,000	3,781,696	4,429,612	(647,916)
6-Month GBP-LIBOR	S/S	LCH	1.500%	09/19/28	GBP 6,300,000	34,437	150,700	(116,263)
3-Month CAD-CDOR	S/S	CME	1.750%	12/16/46	CAD 2,300,000	319,693	(29,489)	349,182
3-Month USD-LIBOR	S/Q	LCH	2.532%	12/05/47	$22,200,000	1,224,916	-	1,224,916
6-Month GBP-LIBOR	S/S	LCH	1.500%	06/20/48	GBP 9,400,000	35,288	320,477	(285,189)
6-Month GBP-LIBOR	S/S	LCH	1.750%	09/19/48	15,000,000	(1,241,093)	(788,571)	(452,522)

						$2,644,215	$2,923,443	($279,228)

Total Interest Rate Swaps						$2,758,909	$2,966,360	($207,451)

Total Swap Agreements						$7,383,905	$5,930,926	$1,452,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$987,725,025	$-	$987,725,025	$-
	Senior Loan Notes	5,471,900	-	5,471,900	-
	Mortgage-Backed Securities	1,386,151,911	-	1,386,151,911	-
	Asset-Backed Securities	426,206,766	-	426,206,766	-
	U.S. Government Agency Issues	10,901,188	-	10,901,188	-
	U.S. Treasury Obligations	607,698,133	-	607,698,133	-
	Foreign Government Bonds & Notes	216,505,687	-	216,505,687	-
	Municipal Bonds	18,701,271	-	18,701,271	-
	Short-Term Investments	535,260,520	-	535,260,520	-
	Derivatives:
	Credit Contracts
	Purchased Options	7,715	-	7,715	-
	Swaps	4,628,749	-	4,628,749	-

	Total Credit Contracts	4,636,464	-	4,636,464	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,579,337	-	10,579,337	-
	Interest Rate Contracts
	Futures	10,278,105	10,278,105	-	-
	Purchased Options	1,510,283	-	1,510,283	-
	Swaps	6,970,605	-	6,970,605	-

	Total Interest Rate Contracts	18,758,993	10,278,105	8,480,888	-

	Total Asset - Derivatives	33,974,794	10,278,105	23,696,689	-

	Total Assets	4,228,597,195	10,278,105	4,218,319,090	-

Liabilities	Reverse Repurchase Agreements	(182,108,825)	-	(182,108,825)	-
	Sale-buyback Financing Transactions	(388,577,254)	-	(388,577,254)	-
	Derivatives:
	Credit Contracts
	Written Options	(67,149)	-	(67,149)	-
	Swaps	(3,753)	-	(3,753)	-

	Total Credit Contracts	(70,902)	-	(70,902)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(37,488,188)	-	(37,488,188)	-
	Written Options	(439,165)	-	(439,165)	-

	Total Foreign Currency Contracts	(37,927,353)	-	(37,927,353)	-

	Interest Rate Contracts
	Futures	(15,309,212)	(15,309,212)	-	-
	Written Options	(1,964,106)	-	(1,964,106)	-
	Swaps	(4,211,696)	-	(4,211,696)	-

	Total Interest Rate Contracts	(21,485,014)	(15,309,212)	(6,175,802)	-

	Total Liabilities - Derivatives	(59,483,269)	(15,309,212)	(44,174,057)	-

	Total Liabilities	(630,169,348)	(15,309,212)	(614,860,136)	-

	Total	$3,598,427,847	($5,031,107)	$3,603,458,954	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 61.5%

Basic Materials - 2.2%

Anglo American Capital PLC (United Kingdom) 3.625% due 05/14/20 ~	$4,520,000	$4,537,245
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	1,665,000	1,750,258
INVISTA Finance LLC 4.250% due 10/15/19 ~	7,045,000	7,070,362
LyondellBasell Industries NV 5.000% due 04/15/19	7,436,000	7,550,106
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	2,946,439

		23,854,410

Communications - 7.1%

Baidu Inc (China) 2.750% due 06/09/19	8,955,000	8,928,027
3.250% due 08/06/18	1,250,000	1,252,184
BellSouth LLC 4.285% due 04/26/21 ~	15,685,000	15,702,860
Charter Communications Operating LLC 3.579% due 07/23/20	4,963,000	4,978,976
4.464% due 07/23/22	2,607,000	2,666,524
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,998,200
Discovery Communications LLC 2.200% due 09/20/19	1,980,000	1,960,277
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,392,550
SES GLOBAL Americas Holdings GP (Luxembourg) 2.500% due 03/25/19 ~	3,000,000	2,981,574
Telecom Italia Capital SA (Italy) 6.999% due 06/04/18	5,952,000	6,004,080
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	890,000	890,371
The Interpublic Group of Cos Inc 4.000% due 03/15/22	1,110,000	1,126,985
Time Warner Cable LLC 6.750% due 07/01/18	3,865,000	3,901,605
8.250% due 04/01/19	5,730,000	6,014,422
8.750% due 02/14/19	3,549,000	3,716,910
Viacom Inc 2.750% due 12/15/19	6,020,000	5,967,263
5.625% due 09/15/19	2,180,000	2,264,649

		75,747,457

Consumer, Cyclical - 8.1%

Air Canada Pass-Through Trust ‘C’ (Canada) 6.625% due 05/15/18 ~	5,240,000	5,266,200
Aptiv PLC 3.150% due 11/19/20	3,105,000	3,100,794
Brinker International Inc 2.600% due 05/15/18	8,065,000	8,058,951
Daimler Finance North America LLC (Germany) 1.650% due 05/18/18 ~	4,220,000	4,215,536
1.750% due 10/30/19 ~	3,500,000	3,436,027
2.300% due 02/12/21 ~	4,525,000	4,414,432
Delta Air Lines Inc 2.600% due 12/04/20	1,255,000	1,231,994
2.875% due 03/13/20	6,210,000	6,171,732
Ford Motor Credit Co LLC 2.021% due 05/03/19	3,155,000	3,122,553
2.551% due 10/05/18	3,705,000	3,702,650
2.875% due 10/01/18	3,000,000	3,003,154

	Principal Amount	Value
General Motors Co 3.500% due 10/02/18	$1,905,000	$1,907,967
General Motors Financial Co Inc 3.100% due 01/15/19	2,845,000	2,848,479
GLP Capital LP 4.375% due 11/01/18	9,120,000	9,182,746
Hyundai Capital America 2.000% due 07/01/19 ~	3,220,000	3,175,563
2.400% due 10/30/18 ~	3,000,000	2,991,758
2.500% due 03/18/19 ~	5,935,000	5,900,036
2.875% due 08/09/18 ~	555,000	555,036
Lennar Corp 2.950% due 11/29/20 ~	5,125,000	5,023,013
Newell Brands Inc 2.150% due 10/15/18	1,455,000	1,447,313
QVC Inc 3.125% due 04/01/19	8,347,000	8,343,969

		87,099,903

Consumer, Non-Cyclical - 7.8%

Abbott Laboratories 2.350% due 11/22/19	4,470,000	4,432,816
AbbVie Inc 1.800% due 05/14/18	6,860,000	6,855,194
Anthem Inc 2.300% due 07/15/18	3,225,000	3,222,455
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	5,690,000	5,581,175
Baxalta Inc 2.000% due 06/22/18	400,000	399,424
3.028% (USD LIBOR + 0.780%) due 06/22/18 §	975,000	976,012
Becton Dickinson & Co 2.404% due 06/05/20	4,240,000	4,160,975
2.675% due 12/15/19	5,130,000	5,097,758
Bunge Ltd Finance Corp 3.500% due 11/24/20	2,690,000	2,700,505
8.500% due 06/15/19	2,065,000	2,194,551
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,593,236
Celgene Corp 2.875% due 02/19/21	2,275,000	2,260,564
Express Scripts Holding Co 2.250% due 06/15/19	2,245,000	2,231,647
2.756% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,145,382
HCA Inc 3.750% due 03/15/19	9,685,000	9,746,015
Imperial Brands Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	1,380,000	1,377,232
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,933,911
Perrigo Finance Unlimited Co 3.500% due 03/15/21	363,000	363,317
Reynolds American Inc (United Kingdom) 8.125% due 06/23/19	3,775,000	4,007,748
S&P Global Inc 2.500% due 08/15/18	510,000	509,757
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	10,660,000	10,487,177
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	7,720,000	7,466,849
2.200% due 07/21/21	290,000	261,298
The Kroger Co 2.300% due 01/15/19	1,225,000	1,222,032

		83,227,030

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Energy - 6.5%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	$3,495,000	$3,616,204
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	3,765,000	3,746,789
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,055,000	1,054,369
DCP Midstream Operating LP 2.700% due 04/01/19	10,230,000	10,178,850
9.750% due 03/15/19 ~	4,655,000	4,934,300
Encana Corp (Canada) 6.500% due 05/15/19	2,713,000	2,813,286
Energy Transfer Equity LP 7.500% due 10/15/20	4,195,000	4,527,978
Energy Transfer Partners LP 6.700% due 07/01/18	3,610,000	3,647,948
NuStar Logistics LP 8.400% due 04/15/18	8,707,000	8,723,326
ONEOK Partners LP 3.200% due 09/15/18	13,060,000	13,109,971
Panhandle Eastern Pipe Line Co LP 7.000% due 06/15/18	80,000	80,795
Plains All American Pipeline LP 2.600% due 12/15/19	650,000	641,793
5.000% due 02/01/21	1,600,000	1,653,645
5.750% due 01/15/20	1,557,000	1,619,546
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	3,670,000	3,860,374
Spectra Energy Partners LP 2.950% due 09/25/18	3,310,000	3,313,623
4.600% due 06/15/21	1,870,000	1,930,459

		69,453,256

Financial - 17.7%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	1,775,000	1,786,596
3.950% due 02/01/22	2,875,000	2,888,813
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	1,455,000	1,444,847
Air Lease Corp 2.125% due 01/15/20	4,055,000	3,984,596
2.500% due 03/01/21	950,000	932,056
Aircastle Ltd 4.625% due 12/15/18	3,915,000	3,959,044
ANZ New Zealand International Ltd (New Zealand) 2.200% due 07/17/20 ~	2,905,000	2,848,480
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	874,778
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	6,005,250
Bank of America Corp 2.125% due (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,886,091
2.503% due 10/21/22	2,000,000	1,922,095
2.905% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,138,512
2.958% (USD LIBOR + 0.650%) due 10/01/21 §	3,085,000	3,093,653
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	3,165,000	3,126,501
Barclays PLC (United Kingdom) 3.333% (USD LIBOR + 1.625%) due 01/10/23 §	5,115,000	5,243,221
BB&T Corp 2.150% due 02/01/21	4,110,000	4,024,583
BPCE SA (France) 3.124% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	827,298

	Principal Amount	Value
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	$455,000	$457,295
Capital One Bank USA NA 8.800% due 07/15/19	500,000	535,920
Capital One Financial Corp 2.400% due 10/30/20	1,375,000	1,348,414
Capital One NA 1.850% due 09/13/19	8,185,000	8,048,390
2.350% due 01/31/20	1,225,000	1,205,425
China Overseas Finance Cayman VI Ltd (China) 4.250% due 05/08/19 ~	3,070,000	3,104,022
Citigroup Inc 2.900% due 12/08/21	4,145,000	4,084,499
Citizens Bank NA 2.250% due 03/02/20	1,670,000	1,641,965
2.550% due 05/13/21	1,035,000	1,010,925
CNO Financial Group Inc 4.500% due 05/30/20	4,905,000	4,966,313
Credit Suisse AG (Switzerland) 5.400% due 01/14/20	665,000	689,012
Crown Castle International Corp REIT 2.250% due 09/01/21	5,895,000	5,685,461
3.400% due 02/15/21	1,175,000	1,180,036
Discover Bank 2.600% due 11/13/18	1,960,000	1,959,665
7.000% due 04/15/20	5,550,000	5,932,922
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,282,244
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	3,200,000	3,216,851
ING Groep NV (Netherlands) 3.452% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	2,002,053
International Lease Finance Corp 6.250% due 05/15/19	2,330,000	2,410,467
Intesa Sanpaolo SPA (Italy) 2.100% due 09/27/18	5,445,000	5,431,291
3.375% due 01/12/23 ~	2,500,000	2,442,437
3.875% due 01/15/19	3,070,000	3,090,607
JPMorgan Chase & Co 2.607% (USD LIBOR + 0.550%) due 03/09/21 §	3,990,000	4,001,575
JPMorgan Chase Bank NA 2.604% due 02/01/21	1,580,000	1,571,663
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	2,185,000	2,178,888
Morgan Stanley 2.295% (USD LIBOR + 0.550%) due 02/10/21 §	4,275,000	4,278,506
5.500% due 07/24/20	1,900,000	1,996,536
6.625% due 04/01/18	1,405,000	1,405,000
Provident Cos Inc 7.000% due 07/15/18	5,095,000	5,161,989
Regions Bank 2.250% due 09/14/18	2,910,000	2,905,066
2.688% (USD LIBOR + 0.380%) due 04/01/21 §	4,645,000	4,641,815
7.500% due 05/15/18	1,228,000	1,234,865
Reinsurance Group of America Inc 5.000% due 06/01/21	410,000	430,384
6.450% due 11/15/19	3,870,000	4,072,367
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	1,005,000	1,055,218
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,155,102
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	1,225,000	1,196,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Sberbank of Russia Via SB Capital SA (Russia) 3.080% due 03/07/19	EUR 950,000	$1,195,035
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	$1,280,000	1,261,864
The Goldman Sachs Group Inc 2.863% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,107,964
Trinity Acquisition PLC 3.500% due 09/15/21	675,000	674,498
UBS Group Funding Switzerland AG (Switzerland) 2.950% due 09/24/20 ~	3,815,000	3,788,257
3.140% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,157,742
Unum Group 3.000% due 05/15/21	3,730,000	3,700,339
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	9,895,000	9,898,380
WEA Finance LLC REIT (Australia) 2.700% due 09/17/19 ~	6,681,000	6,650,901
XLIT Ltd (Bermuda) 2.300% due 12/15/18	4,223,000	4,207,512

		189,640,897

Industrial - 4.9%

Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	464,294
CNH Industrial Capital LLC 3.375% due 07/15/19	1,755,000	1,755,000
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,207,625
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	1,170,000	1,152,874
GATX Corp 2.375% due 07/30/18	2,575,000	2,571,722
2.500% due 07/30/19	6,620,000	6,572,353
Harris Corp 1.999% due 04/27/18	4,745,000	4,743,922
Keysight Technologies Inc 3.300% due 10/30/19	12,400,000	12,427,263
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	3,415,000	3,398,619
Republic Services Inc 3.800% due 05/15/18	1,598,000	1,599,614
SBA Tower Trust 3.168% due 04/09/47 ~	1,765,000	1,748,764
3.448% due 03/15/48 ~	2,920,000	2,925,693
United Technologies Corp 1.778% due 05/04/18	3,050,000	3,047,455
Vulcan Materials Co 2.570% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,383,825
2.725% (USD LIBOR + 0.600%) due 06/15/20 §	2,820,000	2,816,690

		52,815,713

Technology - 4.2%

Broadcom Corp 2.200% due 01/15/21	3,210,000	3,118,840
2.375% due 01/15/20	3,905,000	3,851,778
3.000% due 01/15/22	2,530,000	2,484,075
Dell International LLC 3.480% due 06/01/19 ~	3,460,000	3,476,397
DXC Technology Co 2.875% due 03/27/20	2,630,000	2,616,300
2.956% (USD LIBOR + 0.950%) due 03/01/21 §	7,405,000	7,414,197

	Principal Amount	Value
EMC Corp 1.875% due 06/01/18	$5,000,000	$4,985,717
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,471,449
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	2,080,000	2,053,160
2.850% due 10/05/18	2,490,000	2,492,861
NXP BV (Netherlands) 3.750% due 06/01/18 ~	2,000,000	2,005,100
Xerox Corp 2.750% due 03/15/19	2,130,000	2,125,707
5.625% due 12/15/19	3,985,000	4,145,080
6.350% due 05/15/18	580,000	582,159

		44,822,820

Utilities - 3.0%

CMS Energy Corp 8.750% due 06/15/19	838,000	891,686
Dominion Energy Inc 1.500% due 09/30/18 ~	2,605,000	2,590,221
2.579% due 07/01/20	1,095,000	1,081,614
2.962% due 07/01/19	7,108,000	7,096,590
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	4,067,429
ENN Energy Holdings Ltd (China) 6.000% due 05/13/21 ~	535,000	571,618
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,042,862
NextEra Energy Capital Holdings Inc 1.649% due 09/01/18	1,615,000	1,607,625
2.300% due 04/01/19	760,000	756,119
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	5,205,000	5,215,709
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,768,396
San Diego Gas & Electric Co 1.914% due 02/01/22	1,128,578	1,101,212

		31,791,081

Total Corporate Bonds & Notes (Cost $662,969,551)		658,452,567

MORTGAGE-BACKED SECURITIES - 12.9%

Collateralized Mortgage Obligations - Commercial - 3.5%

BAMLL Commercial Mortgage Securities Trust 2.717% due 06/15/28 § ~	1,675,000	1,674,575
3.490% due 04/14/33 ~	1,775,000	1,760,296
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	557,320	547,178
BX Trust 3.177% (USD LIBOR + 1.400%) due 10/15/32 § ~	5,220,000	5,232,739
4.027% (USD LIBOR + 2.250%) due 10/15/32 § ~	1,640,000	1,646,298
CD Mortgage Trust 1.965% due 02/10/50	572,468	564,195
Citigroup Commercial Mortgage Trust 1.485% due 10/10/47	192,253	191,384
CLNS Trust 2.540% (USD LIBOR + 0.800%) due 06/11/32 § ~	4,495,000	4,503,689
2.740% (USD LIBOR + 1.000%) due 06/11/32 § ~	2,675,000	2,680,174
Commercial Mortgage Trust 1.494% due 12/10/47	338,261	335,832
1.569% due 03/10/48	307,356	305,525
2.568% (USD LIBOR + 0.850%) due 02/13/32 § ~	1,720,000	1,722,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
CSAIL Commercial Mortgage Trust 1.684% due 04/15/50	$405,726	$402,636
1.717% due 08/15/48	949,876	939,615
Great Wolf Trust 2.777% (USD LIBOR + 0.850%) due 09/15/34 § ~	2,370,000	2,374,724
3.247% (USD LIBOR + 1.320%) due 09/15/34 § ~	3,385,000	3,396,224
InTown Hotel Portfolio Trust 2.477% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	836,805
3.027% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	686,934
JP Morgan Chase Commercial Mortgage Securities Trust 4.388% due 07/15/46 ~	1,165,000	1,204,665
JPMBB Commercial Mortgage Securities Trust 1.539% due 11/15/47	223,975	222,687
Morgan Stanley Bank of America Merrill Lynch Trust 1.551% due 08/15/47	415,471	414,476
1.686% due 10/15/47	288,667	287,966
Morgan Stanley Capital I Trust 2.627% (USD LIBOR + 0.850%) due 11/15/34 § ~	2,660,000	2,665,171
2.777% (USD LIBOR + 1.000%) due 11/15/34 § ~	2,140,000	2,145,460
Wells Fargo Commercial Mortgage Trust 1.730% due 02/15/48	186,093	185,874
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47	270,296	267,952

		37,195,413

Collateralized Mortgage Obligations - Residential - 5.0%

Bear Stearns Adjustable Rate Mortgage Trust 3.546% due 04/25/34 §	77,533	78,082
3.893% due 11/25/34 §	331,883	334,322
Bear Stearns ALT-A Trust 2.512% (USD LIBOR + 0.640%) due 04/25/34 §	279,840	280,353
Chase Mortgage Finance Trust 3.458% due 02/25/37 §	122,620	122,209
3.683% due 02/25/37 §	412,803	403,543
3.684% due 02/25/37 §	265,552	267,916
3.698% due 02/25/37 §	769,963	771,824
3.714% due 02/25/37 §	931,264	930,718
COLT Mortgage Loan Trust 2.415% due 10/25/47 § ~	4,066,356	4,082,627
2.568% due 10/25/47 § ~	1,731,531	1,737,785
2.614% due 05/27/47 § ~	977,589	972,206
2.773% due 10/25/47 § ~	756,076	758,803
2.930% due 02/25/48 § ~	1,512,872	1,516,593
3.084% due 02/25/48 § ~	540,995	542,328
Countrywide Home Loan Mortgage Pass-Through Trust 3.511% due 11/20/34 §	218,183	223,117
Deephaven Residential Mortgage Trust 2.577% due 10/25/47 § ~	3,636,960	3,618,306
2.711% due 10/25/47 § ~	309,182	307,241
2.813% due 10/25/47 § ~	288,841	286,746
2.976% due 12/25/57 § ~	2,887,448	2,894,606
3.485% due 12/26/46 § ~	804,079	805,954
Fannie Mae 2.372% (USD LIBOR + 0.500%) due 11/25/46 §	1,893,843	1,911,158
3.000% due 11/25/47	5,717,531	5,678,589
5.000% due 08/25/19	131,771	132,829

	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities 3.222% (USD LIBOR + 1.350%) due 01/25/29 §	$836,838	$840,737
3.972% (USD LIBOR + 2.100%) due 08/25/28 §	524,344	526,307
Freddie Mac 3.602% due 10/25/46 §	1,957,531	1,960,818
3.875% due 05/25/47 § ~	957,401	953,058
7.000% due 09/15/30	347,876	384,829
Freddie Mac Structured Agency Credit Risk Debt Notes 3.072% (USD LIBOR + 1.200%) due 10/25/29 §	1,959,214	1,981,281
3.322% (USD LIBOR + 1.450%) due 07/25/28 §	49,149	49,188
3.622% (USD LIBOR + 1.750%) due 09/25/28 §	16,755	16,774
3.989% due 09/25/47 § ~	410,833	414,883
Galton Funding Mortgage Trust 3.500% due 11/25/57 § ~	3,041,988	3,034,097
GS Mortgage-Backed Securities Trust 2.466% due 07/25/44 § ~	292,322	287,748
HarborView Mortgage Loan Trust 2.162% (USD LIBOR + 0.340%) due 06/20/35 §	505,647	497,126
JP Morgan Mortgage Trust 3.688% due 07/25/35 §	576,284	594,869
3.739% due 07/25/35 §	121,736	125,746
MASTR Adjustable Rate Mortgages Trust 2.902% due 09/25/34 §	656,314	615,057
Sequoia Mortgage Trust 2.211% (USD LIBOR + 0.660%) due 11/20/34 §	323,736	322,127
3.500% due 02/25/48 § ~	5,168,059	5,222,545
Structured Adjustable Rate Mortgage Loan Trust 3.445% due 06/25/34 §	1,258,359	1,314,743
3.597% due 11/25/34 §	557,331	558,723
Structured Asset Securities Corp Mortgage Pass-Through Certificates 3.533% due 07/25/33 §	210,432	212,422
Verus Securitization Trust 2.929% due 02/25/48 § ~	1,311,064	1,313,009
WaMu Mortgage Pass-Through Certificates Trust 2.192% (USD LIBOR + 0.320%) due 08/25/45 §	1,081,071	1,083,330
2.452% (USD LIBOR + 0.580%) due 07/25/45 §	1,592,669	1,574,066
3.268% due 06/25/34 §	287,360	294,397
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34	212,395	232,100
Wells Fargo Mortgage-Backed Securities Trust 3.667% due 08/25/33 §	473,853	484,229

		53,552,064

Fannie Mae - 3.7%

3.141% (UST + 2.258%) due 06/01/35 §	353,068	372,485
3.154% (USD LIBOR + 1.554%) due 01/01/35 §	10,491	10,867
3.250% (UST + 2.250%) due 06/01/33 §	716,136	759,813
3.494% (USD LIBOR + 1.592%) due 04/01/33 §	77,669	79,363
3.500% due 04/01/33 - 01/01/46	8,752,569	8,876,615
3.500% (USD LIBOR + 1.750%) due 05/01/33 §	42,610	43,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
3.568% (USD LIBOR + 1.571%) due 02/01/33 §	$77,189	$81,003
3.710% (USD LIBOR + 1.710%) due 04/01/35 §	188,642	194,967
3.882% (UST + 2.215%) due 02/01/33 §	90,395	95,557
4.000% due 07/01/25 - 03/01/47	5,641,071	5,796,889
4.500% due 05/01/25 - 03/01/46	10,194,859	10,663,550
5.000% due 07/01/24 - 07/01/41	3,954,036	4,247,457
5.500% due 05/01/18 - 06/01/39	3,162,437	3,463,119
6.000% due 03/01/37 - 10/01/40	3,531,085	3,970,892
6.500% due 05/01/33	635,720	712,945
7.000% due 05/01/33 - 06/01/33	307,818	331,351

		39,700,129

Freddie Mac - 0.3%

3.417% (UST + 2.250%) due 08/01/35 §	757,012	797,982
3.451% (UST + 1.951%) due 02/01/35 §	212,370	221,832
3.478% (UST + 2.236%) due 09/01/35 §	763,515	804,230
3.579% (USD LIBOR + 1.725%) due 03/01/35 §	418,995	439,655
5.500% due 01/01/20 - 06/01/41	773,141	843,297

		3,106,996

Government National Mortgage Association - 0.4%

2.375% (UST + 1.500%) due 01/20/35 §	1,323,131	1,374,633
2.750% (UST + 1.500%) due 09/20/34 §	777,844	808,574
5.000% due 12/20/34 - 02/20/40	588,724	633,529
5.500% due 07/15/20	96,985	98,747
6.000% due 01/15/22 - 07/15/36	1,281,421	1,381,992

		4,297,475

Total Mortgage-Backed Securities (Cost $138,149,714)		137,852,077

ASSET-BACKED SECURITIES - 21.6%

Allegro CLO III Ltd (Cayman) 2.585% (USD LIBOR + 0.840%) due 07/25/27 § ~	4,320,000	4,290,767
Ally Auto Receivables Trust 2.240% due 07/15/22	8,440,000	8,320,880
2.460% due 09/15/22	405,000	399,600
2.930% due 11/15/23	565,000	555,923
Ally Master Owner Trust 2.117% (USD LIBOR + 0.340%) due 06/15/21 §	1,465,000	1,468,006
AmeriCredit Automobile Receivables 1.700% due 07/08/20	466,251	465,304
1.810% due 10/08/20	215,741	215,197
AmeriCredit Automobile Receivables Trust 1.600% due 11/09/20	1,161,815	1,157,420
2.240% due 04/08/22	8,815,000	8,657,379
2.240% due 06/19/23	1,415,000	1,394,716
2.690% due 06/19/23	1,500,000	1,480,649
2.710% due 08/18/22	665,000	657,278
2.710% due 09/08/22	2,880,000	2,840,468
3.340% due 08/08/21	1,885,000	1,894,986
3.370% due 11/08/21 ~	2,205,000	2,214,226
3.580% due 08/09/21 ~	1,055,000	1,059,998
3.660% due 03/08/22	1,225,000	1,229,596
3.720% due 03/08/22 ~	1,150,000	1,155,668
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	748,105	746,610
1.910% due 04/15/26 ~	2,560,000	2,546,374
2.550% due 10/15/26 ~	2,035,000	2,027,463

	Principal Amount	Value
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	$154,970	$154,939
Ascentium Equipment Receivables Trust 1.460% due 04/10/19 ~	315,813	315,170
1.870% due 07/10/19 ~	788,367	786,198
2.290% due 06/10/21 ~	935,000	925,502
Avis Budget Rental Car Funding AESOP LLC 2.500% due 07/20/21 ~	2,225,000	2,202,231
2.970% due 02/20/20 ~	820,000	821,087
2.990% due 06/20/22 ~	995,000	990,396
Barings CLO Ltd (Cayman) 2.545% (USD LIBOR + 0.800%) due 01/20/28 § ~	5,410,000	5,403,706
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	6,300,356	6,355,905
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	5,401,688	5,439,935
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 § ~	2,786,645	2,806,412
3.500% due 08/28/57 § ~	4,712,007	4,741,266
BMW Vehicle Lease Trust 1.980% due 05/20/20	2,345,000	2,330,505
California Republic Auto Receivables Trust 2.510% due 02/16/21	805,000	800,721
Capital Auto Receivables Asset Trust 1.540% due 08/20/20	918,186	913,147
1.630% due 01/20/21	1,030,000	1,020,244
1.730% due 09/20/19	291,043	290,682
1.730% due 04/20/20	616,404	614,769
2.430% due 05/20/22 ~	520,000	511,558
2.650% due 01/20/24	5,000,000	4,941,907
2.700% due 09/20/22 ~	835,000	823,771
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.745% (USD LIBOR + 1.000%) due 04/20/27 § ~	3,265,000	3,262,267
3.089% (USD LIBOR + 1.250%) due 05/15/25 § ~	4,355,000	4,359,050
CCG Receivables Trust 1.690% due 09/14/22 ~	1,243,261	1,235,945
2.600% due 01/17/23 ~	815,000	813,715
CNH Equipment Trust 1.370% due 07/15/20	728,988	726,196
2.400% due 02/15/23	1,300,000	1,291,528
Diamond Resorts Owner Trust 2.270% due 05/20/26 ~	422,582	422,275
2.540% due 05/20/27 ~	788,577	785,311
2.730% due 07/20/27 ~	310,280	308,614
2.990% due 05/22/28 ~	318,493	316,706
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	561,149	550,596
2.690% due 03/25/30 ~	1,362,319	1,340,702
Enterprise Fleet Financing LLC 1.590% due 02/22/21 ~	328,189	327,914
2.130% due 07/20/22 ~	949,192	944,226
GM Financial Automobile Leasing Trust 2.260% due 08/20/20	455,000	452,287
2.730% due 09/20/21	1,055,000	1,045,262
3.110% due 12/20/21	1,380,000	1,375,786
3.370% due 10/20/22	3,420,000	3,410,293
GM Financial Consumer Automobile Receivables Trust 2.330% due 03/16/23 ~	325,000	318,250
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 ~	1,610,000	1,608,417
2.220% due 05/15/20 ~	1,660,000	1,658,629
2.410% due 05/17/21 ~	610,000	607,120
2.630% due 07/15/22 ~	1,750,000	1,718,823
2.850% due 05/17/21 ~	235,000	233,333
2.970% due 01/18/22 ~	1,585,000	1,581,210

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
GreatAmerica Leasing Receivables Funding LLC 1.720% due 04/22/19 ~	$124,397	$124,080
1.730% due 06/20/19 ~	988,790	986,225
2.060% due 06/22/20 ~	185,000	183,912
2.600% due 06/15/21 ~	1,330,000	1,323,969
Halcyon Loan Advisors Funding Ltd (Cayman) 3.445% (USD LIBOR + 1.700%) due 10/22/25 § ~	2,645,000	2,647,744
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	877,475	861,812
2.660% due 12/26/28 ~	547,302	540,240
2.960% due 12/26/28 § ~	373,861	367,433
Hyundai Auto Lease Securitization Trust 1.600% due 07/15/19 ~	346,589	346,224
1.680% due 04/15/20 ~	190,000	189,129
Hyundai Auto Receivables Trust 2.380% due 04/17/23	895,000	879,388
John Deere Owner Trust 1.320% due 06/17/19	191,800	191,587
1.360% due 04/15/20	1,104,356	1,098,136
KKR CLO Ltd (Cayman) 2.772% (USD LIBOR + 1.050%) due 07/15/27 § ~	5,450,000	5,452,124
2.871% (USD LIBOR + 0.800%) due 01/16/28 § ~	5,425,000	5,428,755
Kubota Credit Owner Trust 1.540% due 03/15/19 ~	985,427	984,673
Madison Park Funding XIV Ltd (Cayman) 2.865% (USD LIBOR + 1.120%) due 07/20/26 § ~	2,870,000	2,872,338
Madison Park Funding XVIII Ltd (Cayman) 2.935% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,266,181
Magnetite XVI Ltd (Cayman) 2.578% (USD LIBOR + 0.800%) due 01/18/28 § ~	7,170,000	7,137,298
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19	596,848	596,342
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	680,152	672,617
MMAF Equipment Finance LLC 1.390% due 10/16/19 ~	18,134	18,125
1.730% due 05/18/20 ~	623,407	621,185
MVW Owner Trust 2.150% due 04/22/30 ~	258,682	254,114
2.250% due 09/22/31 ~	897,272	880,376
2.420% due 12/20/34 ~	850,226	831,483
2.520% due 12/20/32 ~	275,943	272,387
2.750% due 12/20/34 ~	289,536	282,635
2.990% due 12/20/34 ~	781,289	761,816
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	4,185,000	4,175,474
Neuberger Berman CLO XIX Ltd (Cayman) 2.772% (USD LIBOR + 1.050%) due 07/15/27 § ~	680,000	680,067
Neuberger Berman CLO XVI-S Ltd (Cayman) 2.572% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,250,000	3,258,012
OCP CLO Ltd (Cayman) 2.573% (USD LIBOR + 0.820%) due 10/26/27 § ~	4,900,000	4,898,855
OZLM VIII Ltd (Cayman) 2.861% (USD LIBOR + 1.130%) due 10/17/26 § ~	4,315,000	4,316,319

	Principal Amount	Value
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	$315,000	$313,609
2.190% due 03/15/22	2,055,000	2,035,061
2.470% due 12/15/20	834,200	833,953
2.580% due 05/16/22	380,000	377,614
2.960% due 03/15/24	880,000	876,249
3.530% due 08/16/21	1,465,000	1,483,286
3.650% due 12/15/21	1,405,000	1,418,795
4.020% due 04/15/22	1,435,000	1,460,879
Santander Retail Auto Lease Trust 2.220% due 01/20/21 ~	1,375,000	1,361,441
2.960% due 11/21/22 ~	1,115,000	1,103,154
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	509,883	505,090
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 § ~	389,992	387,731
2.300% due 10/20/31 ~	554,333	550,537
2.330% due 07/20/33 ~	518,229	512,351
2.400% due 03/22/32 ~	1,020,259	1,012,478
2.430% due 06/20/32 ~	548,924	543,972
2.430% due 10/20/33 ~	2,023,011	1,988,509
2.580% due 09/20/32 ~	649,325	648,015
SLM Student Loan Trust 2.272% (USD LIBOR + 0.400%) due 03/25/25 §	3,260,040	3,209,330
3.245% (USD LIBOR + 1.500%) due 04/25/23 §	713,468	728,781
3.395% (USD LIBOR + 1.650%) due 07/25/22 §	86,982	89,043
3.445% (USD LIBOR + 1.700%) due 07/25/23 §	945,244	970,630
SMART ABS Trust (Australia) 1.450% due 08/14/19	1,860,946	1,854,909
1.660% due 08/14/19	897,753	895,868
SMB Private Education Loan Trust 2.777% (USD LIBOR + 1.000%) due 06/15/27 § ~	1,672,041	1,687,436
Springleaf Funding Trust 2.900% due 11/15/29 ~	1,115,000	1,110,454
Synchrony Credit Card Master Note Trust 1.600% due 04/15/21	3,315,000	3,314,348
2.640% due 03/15/23	3,545,000	3,512,864
Towd Point Mortgage Trust 2.750% due 02/25/55 § ~	598,346	595,197
2.750% due 08/25/55 § ~	856,419	847,237
3.000% due 02/25/55 § ~	763,405	761,013
USAA Auto Owner Trust 1.960% due 11/15/22	575,000	573,881
Verizon Owner Trust 2.450% due 09/20/21 ~	645,000	638,505
2.530% due 04/20/22 ~	2,075,000	2,042,552
2.650% due 09/20/21 ~	865,000	856,937
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	4,829,342	4,814,311
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	649,043	646,746
Volvo Financial Equipment Master Owner Trust 2.277% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	834,812
Wheels SPV LLC 1.270% due 04/22/24 ~	21,602	21,587
1.590% due 05/20/25 ~	609,454	606,258
World Omni Automobile Lease Securitization Trust 1.940% due 12/15/20	6,855,000	6,852,362

Total Asset-Backed Securities (Cost $232,691,495)		230,941,854

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%

2.000% due 01/31/20 ‡	$1,000,000	$995,234

Total U.S. Treasury Obligations (Cost $995,005)		995,234

MUNICIPAL BONDS - 0.2%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	2,230,000	2,225,027

Total Municipal Bonds (Cost $2,230,000)		2,225,027

SHORT-TERM INVESTMENTS - 4.4%

Commercial Paper - 2.1%

Equifax Inc 2.497% due 05/02/18	5,285,000	5,273,585
Ford Motor Credit Co 3.001% due 02/19/19	5,655,000	5,508,041
Humana Inc 2.841% due 08/14/18	5,695,000	5,635,860
The Sherwin-Williams Co 2.386% due 08/15/18	5,695,000	5,644,821

		22,062,307

Principal Amount		Value
Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $24,350,225; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $24,840,362)	$24,349,467	$24,349,467

Total Short-Term Investments (Cost $46,414,297)		46,411,774

TOTAL INVESTMENTS - 100.7% (Cost $1,083,450,062)		1,076,878,533

DERIVATIVES - 0.0%
(See Notes (b) and (c) in Notes to Schedule of Investments)		124,961

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(7,609,442)

NET ASSETS - 100.0%		$1,069,394,052

Notes to Schedule of Investments

(a)	As of March 31, 2018, an investment with a value of $539,459 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/18	1,296	$275,328,220	$275,541,751	$213,531
U.S. Treasury 5-Year Notes	06/18	211	24,009,492	24,151,258	141,766

					355,297

Short Futures Outstanding
U.S. Treasury 10-Year Notes	06/18	152	18,181,812	18,413,375	(231,563)

Total Futures Contracts					$123,734

(c)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,210,439	EUR	979,665	05/18	BNP	$1,227	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities(See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$658,452,567	$-	$658,452,567	$-
	Mortgage-Backed Securities	137,852,077	-	137,852,077	-
	Asset-Backed Securities	230,941,854	-	230,941,854	-
	U.S. Treasury Obligations	995,234	-	995,234	-
	Municipal Bonds	2,225,027	-	2,225,027	-
	Short-Term Investments	46,411,774	-	46,411,774	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,227	-	1,227	-
	Interest Rate Contracts
	Futures	355,297	355,297	-	-

	Total Asset - Derivatives	356,524	355,297	1,227	-

	Total Assets	1,077,235,057	355,297	1,076,879,760	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(231,563)	(231,563)	-	-

	Total Liabilities	(231,563)	(231,563)	-	-

	Total	$1,077,003,494	$123,734	$1,076,879,760	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.0%

Argentina - 0.4%

Rio Energy SA 6.875% due 02/01/25 ~	$1,400,000	$1,386,000
YPF SA
6.950% due 07/21/27 ~	700,000	704,620
7.000% due 12/15/47 ~	400,000	359,600
8.500% due 07/28/25 ~	1,560,000	1,725,875

		4,176,095

Azerbaijan - 0.6%

Southern Gas Corridor CJSC (Azerbaijan) 6.875% due 03/24/26 ~	4,550,000	5,026,144
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	400,000	399,408
6.950% due 03/18/30 ~	2,180,000	2,372,112

		7,797,664

Brazil - 1.7%

Banco do Brasil SA 4.625% due 01/15/25 ~	1,550,000	1,513,575
Gol Finance Inc 7.000% due 01/31/25 ~	1,250,000	1,235,938
Petrobras Global Finance BV
6.850% due 06/05/15	3,250,000	3,087,500
6.875% due 01/20/40	2,600,000	2,566,850
8.750% due 05/23/26	3,150,000	3,705,313
QGOG Atlantic 5.250% due 07/30/19 ~	712,500	698,250
Rumo Luxembourg SARL 5.875% due 01/18/25 ~	1,500,000	1,484,062
Vale Overseas Ltd
6.875% due 11/21/36	1,900,000	2,244,280
6.875% due 11/10/39	1,900,000	2,261,000
Votorantim Cimentos SA 7.250% due 04/05/41 ~	550,000	609,813
Vrio Finco 1 LLC
6.250% due 04/04/23 # ~	800,000	800,000
6.875% due 04/04/28 # ~	800,000	792,896

		20,999,477

Chile - 1.3%

Banco del Estado de Chile 3.875% due 02/08/22 ~	850,000	859,756
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	1,303,000	1,278,529
4.500% due 08/01/47 ~	2,284,000	2,312,276
4.875% due 11/04/44 ~	3,305,000	3,493,393
5.625% due 10/18/43 ~	2,321,000	2,712,752
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	1,300,000	1,253,019
4.500% due 09/14/47 ~	1,569,000	1,466,231
VTR Finance BV 6.875% due 01/15/24 ~	2,150,000	2,244,621

		15,620,577

China - 1.2%

Amber Circle Funding Ltd (China) 3.250% due 12/04/22 ~	2,790,000	2,762,156
Central China Real Estate Ltd 8.750% due 01/23/21 ~	700,000	740,737
China Evergrande Group 7.500% due 06/28/23 ~	1,210,000	1,188,422
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,460,000	1,469,286
Franshion Development Ltd 6.750% due 04/15/21 ~	2,000,000	2,155,940
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	2,356,000	2,418,340
6.300% due 11/12/40 ~	995,000	1,258,461

	Principal Amount		Value
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~		$980,000	$1,042,898
Sunac China Holdings Ltd 7.950% due 08/08/22 ~		1,300,000	1,329,320

			14,365,560

Colombia - 0.5%

Banco de Bogota SA 6.250% due 05/12/26 ~		700,000	737,457
Ecopetrol SA 7.625% due 07/23/19		1,055,000	1,117,245
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP	2,786,000,000	1,020,049
Millicom International Cellular SA
5.125% due 01/15/28 ~		$1,750,000	1,677,812
6.000% due 03/15/25 ~		1,510,000	1,559,075

			6,111,638

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~		1,030,000	1,038,961
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~		1,640,000	1,701,500
Instituto Costarricense de Electricidad 6.950% due 11/10/21 ~		350,000	373,800

			3,114,261

Ecuador - 0.1%

EP PetroEcuador 7.925% (USD LIBOR + 5.630%) due 09/24/19 § ~		1,092,632	1,106,290

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~		1,400,000	1,535,267

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~		1,519,000	1,580,316

Indonesia - 1.3%

Majapahit Holding BV
7.750% due 01/20/20 ~		1,153,000	1,239,706
8.000% due 08/07/19 ~		1,400,000	1,488,480
P.T. Pertamina Persero 6.000% due 05/03/42 ~		6,072,000	6,517,630
P.T. Perusahaan Listrik Negara
5.250% due 05/15/47 ~		943,000	924,698
5.500% due 11/22/21 ~		5,663,000	6,005,612

			16,176,126

Israel - 0.3%

Teva Pharmaceutical Finance Netherlands III BV
2.800% due 07/21/23		2,710,000	2,298,035
6.750% due 03/01/28 ~		1,400,000	1,383,787

			3,681,822

Jamaica - 0.1%

Digicel Group Ltd
7.125% due 04/01/22 ~		300,000	235,125
8.250% due 09/30/20 ~		760,000	657,400
Digicel Ltd 6.000% due 04/15/21 ~		580,000	546,650

			1,439,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Kazakhstan - 1.3%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	$3,337,000	$3,334,504
Kazakhstan Temir Zholy Finance BV (Kazakhstan) 6.950% due 07/10/42 ~	2,901,000	3,252,137
Kazakhstan Temir Zholy National Co JSC 4.850% due 11/17/27 ~	799,000	798,517
Kazkommertsbank JSC 5.500% due 12/21/22 ~	1,250,000	1,247,677
KazMunayGas National Co JSC
5.750% due 04/30/43 ~	1,912,000	1,991,252
6.375% due 04/09/21 ~	1,470,000	1,584,525
7.000% due 05/05/20 ~	1,603,000	1,722,824
9.125% due 07/02/18 ~	1,660,000	1,685,340
Nostrum Oil & Gas Finance BV 8.000% due 07/25/22 ~	600,000	617,741

		16,234,517

Luxembourg - 0.3%

Altice Financing SA 7.500% due 05/15/26 ~	3,500,000	3,438,750

Malaysia - 0.4%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	1,220,000	1,274,961
Petronas Capital Ltd
5.250% due 08/12/19 ~	1,475,000	1,521,849
7.875% due 05/22/22 ~	690,000	807,024
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,325,000	1,399,346

		5,003,180

Mauritius - 0.0%

Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	200,000	210,611

Mexico - 2.2%

Axtel SAB de CV 6.375% due 11/14/24 ~	1,300,000	1,326,000
BBVA Bancomer SA 5.125% due 01/18/33 ~	3,100,000	2,991,500
Cemex SAB de CV 7.750% due 04/16/26 ~	1,100,000	1,214,620
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,890,000	1,949,062
5.750% due 02/14/42 ~	2,045,000	2,114,019
8.180% due 12/23/27 ~	MXN 8,220,000	434,634
Mexichem SAB de CV 6.750% due 09/19/42 ~	$1,310,000	1,473,750
Petroleos Mexicanos
5.500% due 06/27/44	589,000	525,977
5.625% due 01/23/46	2,481,000	2,218,709
6.000% due 03/05/20	710,000	741,417
6.500% due 06/02/41	1,661,000	1,652,695
6.750% due 09/21/47	3,803,000	3,857,687
6.875% due 08/04/26	2,860,000	3,138,278
7.190% due 09/12/24 ~	MXN 50,500,000	2,511,389

		26,149,737

Morocco - 0.1%

OCP SA 6.875% due 04/25/44 ~	$1,200,000	1,343,890

	Principal Amount	Value
Netherlands - 0.3%

GTH Finance BV 7.250% due 04/26/23 ~	$600,000	$653,808
VEON Holdings BV 4.950% due 06/16/24 ~	3,350,000	3,306,015

		3,959,823

Pakistan - 0.5%

The Second Pakistan International Sukuk Co Ltd (Pakistan) 6.750% due 12/03/19 ~	2,760,000	2,823,221
The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	2,047,000	2,015,175
5.625% due 12/05/22 ~	1,736,000	1,678,825

		6,517,221

Peru - 0.5%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 3,131,000	973,933
Nexa Resources SA 5.375% due 05/04/27 ~	$1,900,000	1,949,875
Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 5.750% due 04/03/28 # ~	2,000,000	2,005,000
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,447,000	1,447,362

		6,376,170

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,600,000	1,708,125
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,745,000	3,344,538

		5,052,663

Russia - 1.7%

Credit Bank of Moscow (Russia) 5.875% due 11/07/21 ~	1,950,000	1,997,155
Gazprom Neft OAO 4.375% due 09/19/22 ~	3,613,000	3,602,313
Gazprom OAO
8.625% due 04/28/34 ~	935,000	1,212,899
9.250% due 04/23/19 ~	601,000	637,339
Koks OAO 7.500% due 05/04/22 ~	200,000	207,567
Sberbank of Russia
5.125% due 10/29/22 ~	1,550,000	1,577,221
5.250% due 05/23/23 ~	3,160,000	3,218,555
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	2,304,000	2,346,509
Vnesheconombank
5.942% due 11/21/23 ~	3,180,000	3,412,588
6.025% due 07/05/22 ~	1,426,000	1,517,770
6.902% due 07/09/20 ~	736,000	782,500

		20,512,416

Saudi Arabia - 0.1%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	1,000,000	1,032,688

Singapore - 0.2%

Puma International Financing SA 5.125% due 10/06/24 ~	2,600,000	2,591,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
South Africa - 0.8%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	$1,031,000	$1,023,837
6.750% due 08/06/23 ~	2,183,000	2,214,184
7.125% due 02/11/25 ~	4,450,000	4,558,718
MTN Mauritius Investment Ltd 4.755% due 11/11/24 ~	1,600,000	1,539,160
Myriad International Holdings BV 4.850% due 07/06/27 ~	500,000	510,638

		9,846,537

Ukraine - 0.4%

MHP SE 7.750% due 05/10/24 ~	1,800,000	1,900,602
Ukraine Railways 9.875% due 09/15/21 ~	895,000	950,790
Ukreximbank (Ukraine) 9.750% due 01/22/25 ~	1,461,000	1,561,298

		4,412,690

Venezuela - 2.8%

Petroleos de Venezuela SA
5.375% due 04/12/27 Y ~	1,432,000	399,385
8.500% due 10/27/20 Y ~	35,590,500	30,572,239
9.000% due 11/17/21 Y ~	2,960,581	969,590
9.750% due 05/17/35 Y ~	3,953,498	1,253,259
12.750% due 02/17/22 Y ~	1,592,000	546,056

		33,740,529

Total Corporate Bonds & Notes (Cost $241,246,403)		244,127,006

SENIOR LOAN NOTES - 0.2%

United Arab Emirates - 0.2%

Dubai World 2.000% Cash or 1.750% PIK due 09/30/22 §	2,202,563	2,111,718

Total Senior Loan Notes (Cost $1,905,565)		2,111,718

FOREIGN GOVERNMENT BONDS & NOTES - 65.2%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	2,100,000	2,380,560

Argentina - 3.1%

Argentina Bonar
24.938% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 67,812,700	3,460,863
25.499% (ARS Deposit + 2.500%) due 03/11/19 §	34,845,000	1,767,402
26.251% (ARS Deposit + 3.250%) due 03/01/20 §	23,200,000	1,204,760
Argentina POM Politica Monetaria 27.250% (ARS Reference + 0.000%) due 06/21/20 §	165,649,085	8,765,461
Argentine Republic Government
2.500% due 12/31/38 §	$6,576,197	4,383,035
5.875% due 01/11/28	3,345,000	3,152,244
6.875% due 04/22/21	2,910,000	3,090,056
6.875% due 01/11/48	5,415,000	4,951,341
7.500% due 04/22/26	4,095,000	4,383,697
8.280% due 12/31/33	2,618,507	2,861,665

		38,020,524

	Principal Amount	Value
Bahrain - 0.1%

Bahrain Government 7.500% due 09/20/47 ~	$1,410,000	$1,290,150

Belarus - 1.1%

Republic of Belarus
6.200% due 02/28/30 ~	1,950,000	1,932,986
6.875% due 02/28/23 ~	6,612,000	7,020,674
7.625% due 06/29/27 ~	3,750,000	4,136,903

		13,090,563

Brazil - 6.4%

Banco Nacional de Desenvolvimento Economico e Social
4.750% due 05/09/24 ~	1,447,000	1,446,537
6.500% due 06/10/19 ~	1,458,000	1,514,104
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/22 ^	BRL 21,889,000	21,863,051
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/23	49,084,000	15,543,356
10.000% due 01/01/25	34,229,000	10,770,776
10.000% due 01/01/27	34,399,000	10,768,503
Brazilian Government
2.625% due 01/05/23	$1,900,000	1,806,900
4.250% due 01/07/25	2,754,000	2,745,050
4.625% due 01/13/28	2,577,000	2,528,681
5.000% due 01/27/45	2,247,000	2,024,570
5.625% due 01/07/41	851,000	837,171
5.625% due 02/21/47	1,474,000	1,432,728
6.000% due 04/07/26	1,487,000	1,638,674
7.125% due 01/20/37	1,464,000	1,712,148
8.250% due 01/20/34	1,049,000	1,324,635

		77,956,884

Cameroon - 0.0%

Republic of Cameroon 9.500% due 11/19/25 ~	200,000	230,279

Chile - 0.2%

Bonos de la Tesoreria de la Republica en pesos 5.000% due 03/01/35	CLP 1,020,000,000	1,694,094
Chile Government 3.240% due 02/06/28	$750,000	737,250

		2,431,344

Colombia - 1.5%

Colombia Government
3.875% due 04/25/27	2,159,000	2,133,632
4.000% due 02/26/24	1,750,000	1,766,187
5.000% due 06/15/45	2,160,000	2,195,100
5.625% due 02/26/44	2,329,000	2,544,432
6.125% due 01/18/41	4,055,000	4,683,525
7.375% due 09/18/37	1,470,000	1,888,950
8.125% due 05/21/24	2,275,000	2,789,719

		18,001,545

Costa Rica - 0.2%

Costa Rica Government
4.250% due 01/26/23 ~	1,371,000	1,322,330
5.625% due 04/30/43 ~	1,000,000	905,550

		2,227,880

Croatia - 1.1%

Croatia Government
6.000% due 01/26/24 ~	4,070,000	4,499,955
6.375% due 03/24/21 ~	2,994,000	3,240,565
6.625% due 07/14/20 ~	3,325,000	3,571,086
6.750% due 11/05/19 ~	1,680,000	1,781,749

		13,093,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Dominican Republic - 1.9%

Dominican Republic
5.500% due 01/27/25 ~	$4,180,000	$4,311,503
5.875% due 04/18/24 ~	3,049,000	3,210,475
6.600% due 01/28/24 ~	1,605,000	1,748,102
6.850% due 01/27/45 ~	3,940,000	4,260,125
6.875% due 01/29/26 ~	4,160,000	4,625,130
7.450% due 04/30/44 ~	1,880,000	2,133,800
7.500% due 05/06/21 ~	2,895,000	3,085,867

		23,375,002

Ecuador - 6.1%

Ecuador Government
7.875% due 01/23/28 ~	8,136,000	7,863,037
7.950% due 06/20/24 ~	6,614,000	6,589,198
8.750% due 06/02/23 ~	6,593,000	6,785,845
8.875% due 10/23/27 ~	5,851,000	5,976,504
9.625% due 06/02/27 ~	3,695,000	3,970,093
9.650% due 12/13/26 ~	6,395,000	6,770,706
10.500% due 03/24/20 ~	17,820,000	19,134,225
10.750% due 03/28/22 ~	16,176,000	17,757,204

		74,846,812

Egypt - 1.4%

Egypt Government
6.125% due 01/31/22 ~	1,390,000	1,440,894
6.588% due 02/21/28 ~	3,633,000	3,695,905
6.875% due 04/30/40 ~	520,000	508,971
7.500% due 01/31/27 ~	5,700,000	6,182,602
7.903% due 02/21/48 ~	1,797,000	1,894,875
8.500% due 01/31/47 ~	3,450,000	3,854,754

		17,578,001

El Salvador - 0.8%

El Salvador Government
5.875% due 01/30/25 ~	1,448,000	1,428,018
6.375% due 01/18/27 ~	1,005,000	993,694
7.375% due 12/01/19 ~	740,000	772,471
7.625% due 02/01/41 ~	2,685,000	2,842,824
7.650% due 06/15/35 ~	790,000	837,195
8.250% due 04/10/32 ~	725,000	816,183
8.625% due 02/28/29 ~	1,558,000	1,791,700

		9,482,085

Ethiopia - 0.5%

Ethiopia International (Ethiopia) 6.625% due 12/11/24 ~	5,509,000	5,682,776

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	4,447,300	4,426,504
6.950% due 06/16/25 ~	300,000	304,981

		4,731,485

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	2,010,000	2,176,086

Ghana - 0.2%

Ghana Government
8.125% due 01/18/26 ~	870,000	935,343
9.250% due 09/15/22 ~	1,170,000	1,336,054

		2,271,397

Hungary - 1.3%

Hungary Government
5.375% due 02/21/23	4,844,000	5,237,333
5.375% due 03/25/24	2,518,000	2,747,677

	Principal Amount	Value
5.500% due 06/24/25	HUF 403,940,000	$1,971,324
5.750% due 11/22/23	$4,396,000	4,864,394
7.625% due 03/29/41	572,000	827,295

		15,648,023

India - 0.9%

Export-Import Bank of India
3.375% due 08/05/26 ~	910,000	858,197
4.000% due 01/14/23 ~	1,700,000	1,702,372
India Government
7.590% due 01/11/26	INR 260,000,000	3,973,447
7.720% due 05/25/25	335,000,000	5,187,177

		11,721,193

Indonesia - 4.2%

Indonesia Government
4.750% due 07/18/47 ~	$1,292,000	1,283,316
5.125% due 01/15/45 ~	3,408,000	3,554,830
5.250% due 01/17/42 ~	1,413,000	1,490,057
5.250% due 01/08/47 ~	2,032,000	2,163,048
5.950% due 01/08/46 ~	2,704,000	3,140,980
Indonesia Treasury
6.125% due 05/15/28	IDR 77,292,000,000	5,414,791
6.625% due 05/15/33	27,007,000,000	1,919,964
7.000% due 05/15/27	33,986,000,000	2,516,704
7.500% due 08/15/32	64,847,000,000	4,833,792
7.500% due 05/15/38	5,834,000,000	429,472
8.250% due 07/15/21	52,773,000,000	4,091,896
8.250% due 05/15/36	28,719,000,000	2,252,358
8.375% due 03/15/24	93,451,000,000	7,415,974
8.375% due 09/15/26	67,317,000,000	5,409,074
8.375% due 03/15/34	18,276,000,000	1,446,947
9.000% due 03/15/29	7,307,000,000	610,672
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$1,040,000	1,051,856
4.550% due 03/29/26 ~	2,019,000	2,068,809

		51,094,540

Ivory Coast - 0.8%

Ivory Coast Government
5.750% due 12/31/32 ~	9,608,760	9,263,978
6.375% due 03/03/28 ~	1,100,000	1,113,706

		10,377,684

Jamaica - 0.2%

Jamaica Government
6.750% due 04/28/28	850,000	946,687
7.875% due 07/28/45	1,380,000	1,647,030

		2,593,717

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	1,190,000	1,160,631

Kazakhstan - 0.7%

KazAgro National Management Holding JSC (Kazakhstan) 4.625% due 05/24/23 ~	2,600,000	2,592,884
Kazakhstan Government
4.875% due 10/14/44 ~	1,440,000	1,439,486
5.125% due 07/21/25 ~	860,000	933,318
6.500% due 07/21/45 ~	2,610,000	3,158,593

		8,124,281

Kenya - 0.3%

Kenya Government
6.875% due 06/24/24 ~	1,310,000	1,371,475
7.250% due 02/28/28 ~	700,000	733,180
8.250% due 02/28/48 ~	1,030,000	1,104,855

		3,209,510

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Lebanon - 1.7%

Lebanon Government
5.150% due 11/12/18 ~	$512,000	$512,783
5.450% due 11/28/19 ~	2,321,000	2,314,617
6.000% due 01/27/23 ~	864,000	842,206
6.100% due 10/04/22 ~	7,204,000	7,101,847
6.375% due 03/09/20	2,310,000	2,327,002
6.600% due 11/27/26 ~	1,439,000	1,375,144
6.750% due 11/29/27 ~	792,000	757,992
8.250% due 04/12/21 ~	4,891,000	5,151,446

		20,383,037

Malaysia - 1.5%

Malaysia Government
3.418% due 08/15/22	MYR 6,160,000	1,574,949
3.480% due 03/15/23	263,000	67,137
3.654% due 10/31/19	1,063,000	276,422
3.659% due 10/15/20	42,989,000	11,188,365
3.759% due 03/15/19	3,897,000	1,013,459
3.844% due 04/15/33	2,314,000	560,029
3.882% due 03/10/22	1,170,000	306,144
3.955% due 09/15/25	80,000	20,692
4.181% due 07/15/24	1,774,000	465,762
4.232% due 06/30/31	7,013,000	1,792,523
4.254% due 05/31/35	13,000	3,231
4.392% due 04/15/26	198,000	52,414
4.498% due 04/15/30	4,902,000	1,286,965

		18,608,092

Mexico - 5.9%

Mexican Bonos
5.750% due 03/05/26	MXN 233,170,000	11,658,500
6.500% due 06/10/21	282,390,000	15,228,246
6.500% due 06/09/22	125,880,000	6,751,198
8.000% due 12/07/23	53,120,000	3,030,148
10.000% due 12/05/24	427,130,000	26,975,914
Mexico Government
4.350% due 01/15/47	$1,155,000	1,058,419
4.600% due 01/23/46	2,095,000	1,994,859
4.750% due 03/08/44	1,164,000	1,134,900
5.550% due 01/21/45	1,308,000	1,414,013
5.750% due 10/12/10	1,576,000	1,607,520
6.050% due 01/11/40	870,000	984,188

		71,837,905

Mongolia - 0.1%

Mongolia Government 5.625% due 05/01/23 ~	833,000	823,940

Morocco - 0.6%

Morocco Government
4.250% due 12/11/22 ~	4,491,000	4,591,931
5.500% due 12/11/42 ~	2,157,000	2,301,174

		6,893,105

Nigeria - 0.5%

Nigeria Government
6.500% due 11/28/27 ~	2,740,000	2,782,278
7.625% due 11/28/47 ~	1,590,000	1,649,339
7.696% due 02/23/38 ~	1,541,000	1,625,339

		6,056,956

Oman - 0.5%

Oman Government
4.750% due 06/15/26 ~	407,000	384,379
6.500% due 03/08/47 ~	2,480,000	2,348,560
6.750% due 01/17/48 ~	3,660,000	3,521,959

		6,254,898

	Principal Amount	Value
Pakistan - 1.1%

Pakistan Government
6.875% due 12/05/27 ~	$4,429,000	$4,202,054
7.250% due 04/15/19 ~	3,326,000	3,394,994
8.250% due 04/15/24 ~	3,214,000	3,359,649
8.250% due 09/30/25 ~	2,508,000	2,618,234

		13,574,931

Panama - 0.8%

Panama Government
4.000% due 09/22/24	1,120,000	1,152,480
4.300% due 04/29/53	2,170,000	2,137,450
4.500% due 05/15/47	1,030,000	1,048,025
6.700% due 01/26/36	1,864,000	2,362,620
7.125% due 01/29/26	485,000	600,188
8.875% due 09/30/27	1,010,000	1,401,375
9.375% due 04/01/29	993,000	1,452,262

		10,154,400

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	1,440,000	1,485,792
4.700% due 03/27/27 ~	840,000	852,600

		2,338,392

Peru - 1.4%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	709,591
Peruvian Government
5.625% due 11/18/50	$4,953,000	5,968,365
7.350% due 07/21/25	3,777,000	4,692,923
8.750% due 11/21/33	3,672,000	5,504,328

		16,875,207

Philippines - 1.0%

Philippine Government
3.900% due 11/26/22	PHP 29,000,000	554,358
4.950% due 01/15/21	14,000,000	273,010
6.250% due 01/14/36	8,000,000	168,847
6.375% due 10/23/34	$1,889,000	2,426,760
7.750% due 01/14/31	2,270,000	3,115,797
9.500% due 02/02/30	2,755,000	4,202,359
10.625% due 03/16/25	1,160,000	1,676,705

		12,417,836

Poland - 0.4%

Republic of Poland Government
2.500% due 07/25/26	PLN 7,641,000	2,152,355
3.000% due 03/17/23	$654,000	648,654
3.250% due 07/25/25	PLN 240,000	71,834
5.000% due 03/23/22	$1,445,000	1,547,167

		4,420,010

Romania - 0.9%

Romania Government 5.800% due 07/26/27	RON 4,710,000	1,366,011
Romanian Government
4.375% due 08/22/23 ~	$5,696,000	5,860,671
6.125% due 01/22/44 ~	440,000	530,031
6.750% due 02/07/22 ~	2,918,000	3,246,392

		11,003,105

Russia - 2.3%

Russian Federal
4.375% due 03/21/29 ~	3,000,000	2,964,978
5.250% due 06/23/47 ~	3,200,000	3,202,080
7.400% due 12/07/22	RUB 21,907,000	398,542
7.500% due 08/18/21	560,367,000	10,108,762
7.700% due 03/23/33	26,531,000	483,724

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
7.750% due 09/16/26	RUB 287,003,000	$5,305,404
8.500% due 09/17/31	278,281,000	5,460,161

		27,923,651

Senegal - 0.3%

Senegal Government
6.250% due 05/23/33 ~	$2,160,000	2,134,080
6.750% due 03/13/48 ~	1,879,000	1,845,554

		3,979,634

Serbia - 0.2%

Serbia Government
4.875% due 02/25/20 ~	2,010,000	2,060,837
7.250% due 09/28/21 ~	850,000	946,106

		3,006,943

South Africa - 5.3%

Republic of South Africa Government
4.300% due 10/12/28	5,400,000	5,066,037
4.875% due 04/14/26	2,490,000	2,487,385
5.000% due 10/12/46	4,030,000	3,675,755
5.650% due 09/27/47	3,410,000	3,378,526
6.500% due 02/28/41	ZAR 74,946,000	4,893,623
7.000% due 02/28/31	125,459,010	9,427,407
8.000% due 01/31/30	47,225,537	3,884,551
8.250% due 03/31/32	49,217,000	4,088,660
8.500% due 01/31/37	19,159,000	1,577,035
8.750% due 01/31/44	61,253,538	5,092,817
8.750% due 02/28/48	107,584,689	8,984,361
9.000% due 01/31/40	32,570,000	2,786,251
10.500% due 12/21/26	98,090,882	9,586,413

		64,928,821

Sri Lanka - 0.1%

Sri Lanka Government
6.200% due 05/11/27 ~	$948,000	934,880
6.825% due 07/18/26 ~	996,000	1,026,418

		1,961,298

Suriname - 0.1%

Republic of Suriname 9.250% due 10/26/26 ~	1,891,000	1,947,730

Thailand - 0.2%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 19,577,125	607,409
2.000% due 12/17/22	24,015,000	774,720
3.400% due 06/17/36	45,960,000	1,516,269

		2,898,398

Turkey - 2.0%

Turkey Government
3.000% due 02/23/22 ^	TRY 7,409,776	1,883,762
3.250% due 03/23/23	$1,050,000	975,994
4.875% due 04/16/43	2,685,000	2,174,530
5.625% due 03/30/21	552,000	572,010
5.750% due 03/22/24	1,560,000	1,601,808
5.750% due 05/11/47	1,767,000	1,573,874
6.000% due 03/25/27	1,100,000	1,115,749
6.000% due 01/14/41	1,115,000	1,045,307
6.250% due 09/26/22	1,020,000	1,081,967
6.750% due 05/30/40	975,000	998,213
6.875% due 03/17/36	566,000	589,868
7.000% due 03/11/19	708,000	731,979
7.000% due 06/05/20	851,000	902,924
7.375% due 02/05/25	1,875,000	2,081,023
7.500% due 11/07/19	835,000	884,105
10.700% due 08/17/22	TRY 13,120,000	3,052,787
11.000% due 02/24/27	13,312,000	3,114,332

		24,380,232

	Principal Amount	Value
Ukraine - 1.0%

Ukraine Government
7.375% due 09/25/32 ~	$4,618,000	$4,462,143
7.750% due 09/01/22 ~	743,000	777,921
7.750% due 09/01/23 ~	2,309,000	2,394,569
7.750% due 09/01/24 ~	917,000	946,332
7.750% due 09/01/25 ~	1,912,000	1,962,297
7.750% due 09/01/26 ~	1,559,000	1,599,292

		12,142,554

United Arab Emirates - 0.1%

Abu Dhabi Government 3.125% due 05/03/26 ~	890,000	859,251

Uruguay - 0.9%

Uruguay Government
4.125% due 11/20/45	1,443,086	1,352,172
4.500% due 08/14/24	2,826,120	2,964,741
5.100% due 06/18/50	1,265,000	1,299,788
7.625% due 03/21/36	1,683,000	2,298,473
7.875% due 01/15/33	2,157,000	2,952,609

		10,867,783

Venezuela - 1.4%

Venezuela Government
7.650% due 04/21/25 Y ~	1,166,000	352,948
7.750% due 10/13/19 Y ~	2,303,000	696,657
8.250% due 10/13/24 Y ~	6,188,000	1,860,732
9.000% due 05/07/23 Y ~	2,323,000	700,849
9.250% due 09/15/27 Y	2,967,000	969,319
9.250% due 05/07/28 Y ~	3,850,000	1,157,695
11.750% due 10/21/26 Y ~	11,639,400	3,849,150
11.950% due 08/05/31 Y ~	19,117,100	6,379,376
12.750% due 08/23/22 Y ~	2,724,000	917,171

		16,883,897

Vietnam - 0.4%

Vietnam Government
4.800% due 11/19/24 ~	2,396,000	2,448,990
6.750% due 01/29/20 ~	2,895,000	3,063,567

		5,512,557

Zambia - 0.4%

Zambia Government
5.375% due 09/20/22 ~	200,000	190,681
8.500% due 04/14/24 ~	970,000	1,016,065
8.970% due 07/30/27 ~	3,360,000	3,550,737

		4,757,483

Total Foreign Government Bonds & Notes (Cost $790,988,948)		796,488,353

SHORT-TERM INVESTMENTS - 13.2%

Foreign Government Issues - 0.6%

Bank of Thailand Bills 1.190% due 09/27/18	THB 80,977,000	2,574,541
Egypt Treasury Bills
17.730% due 06/26/18	EGP 7,075,000	387,468
18.199% due 07/03/18	3,700,000	201,143
18.290% due 04/17/18	25,950,000	1,467,432
18.451% due 04/24/18	4,650,000	262,392
22.130% due 04/10/18	575,000	32,626
22.150% due 04/10/18	4,775,000	270,937
Letras del Banco Central de la Republica Argentina
27.150% due 06/21/18	ARS 10,735,940	506,390
27.200% due 06/21/18	19,123,787	902,027

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
29.550% due 06/21/18	ARS 8,173,870	$385,543
29.600% due 06/21/18	15,968,700	753,208
29.600% due 08/15/18	6,160,912	278,329

		8,022,036

Repurchase Agreement - 12.6%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $154,135,581; collateralized by Fannie Mae: 1.125% due 10/7/21 and value $157,217,734)	$154,130,786	154,130,786

Total Short-Term Investments (Cost $162,551,040)		162,152,822

TOTAL INVESTMENTS - 98.6% (Cost $1,196,691,956)		1,204,879,899

DERIVATIVES - 0.6%
(See Notes (c) through (d) in Notes to Schedule of Investments)		6,833,097

OTHER ASSETS & LIABILITIES, NET - 0.8%		10,379,865

NET ASSETS - 100.0%		$1,222,092,861

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $50,624,426 or 4.1% of the Fund’s net assets were in default as of March 31, 2018.

(b)	As of March 31, 2018, $1,789,523 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

(c)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	12,641,168	USD	628,757	04/18	BNP	$-	($8,433)
ARS	95,732,494	USD	4,592,412	05/18	BNP	23,324	-
ARS	14,854,881	USD	693,732	06/18	BNP	11,182	-
BRL	9,874,588	USD	3,052,901	04/18	ABN	-	(61,916)
BRL	25,328,532	USD	7,679,967	04/18	GSC	-	(8,026)
BRL	36,345,447	USD	10,934,908	04/18	GSC	74,027	-
BRL	1,142,327	USD	351,680	04/18	HSB	-	(5,672)
BRL	101,341,160	USD	30,650,000	05/18	DUB	-	(28,247)
BRL	4,075,575	USD	1,225,000	05/18	GSC	6,496	-
CLP	2,422,000,000	USD	4,000,000	04/18	ABN	11,193	-
CLP	2,092,478,421	USD	3,450,486	04/18	CSF	14,970	-
CLP	143,731,488	USD	243,840	04/18	HSB	-	(5,799)
CNY	7,800,779	USD	1,211,030	04/18	ANZ	30,969	-
CNY	135,505,241	USD	21,589,300	04/18	DUB	-	(14,870)
CNY	54,195,363	USD	8,304,530	04/18	MER	324,170	-
COP	17,234,278,883	USD	6,026,604	04/18	CSF	139,446	-
COP	48,042,000,000	USD	17,000,000	04/18	DUB	188,383	-
COP	374,062,100	USD	131,020	04/18	MER	2,811	-
CZK	3,009,935	USD	146,690	04/18	BNP	-	(702)
CZK	67,908,078	USD	3,177,729	04/18	BNP	115,951	-
CZK	9,273,083	USD	455,400	04/18	DUB	-	(5,637)
CZK	2,192,396	USD	105,780	04/18	HSB	556	-
CZK	51,160,865	USD	2,518,751	05/18	BNP	-	(33,018)
CZK	9,256,956	USD	455,430	05/18	DUB	-	(5,666)
CZK	525,965,074	USD	25,887,930	08/18	BNP	-	(207,503)
CZK	94,211,571	USD	4,613,488	08/18	DUB	-	(13,575)
HUF	1,213,302,301	USD	4,798,931	04/18	HSB	-	(12,804)
HUF	138,204,851	USD	557,390	04/18	MER	-	(12,212)
HUF	127,380,400	USD	505,017	05/18	BNP	-	(1,457)
HUF	3,637,036,573	USD	14,500,700	05/18	CSF	-	(122,775)
IDR	14,601,409,608	USD	1,087,391	04/18	ANZ	-	(25,427)
IDR	7,848,568,800	USD	573,600	04/18	BNP	-	(2,772)
IDR	7,516,782,000	USD	546,000	04/18	DUB	698	-
IDR	23,103,255,000	USD	1,708,000	04/18	GSC	-	(27,694)
IDR	14,030,205,280	USD	1,019,200	04/18	MSC	1,220	-
ILS	9,172,047	USD	2,634,990	04/18	CIT	-	(15,779)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ILS	4,744,022	USD	1,393,101	04/18	MER	$-	($38,376)
INR	48,170,116	USD	733,859	05/18	BNP	1,637	-
INR	1,493,752,590	USD	22,842,000	05/18	DUB	-	(34,314)
KRW	873,490,100	USD	818,532	04/18	BNP	4,212	-
KRW	22,563,219,030	USD	20,994,900	04/18	CIT	257,508	-
KRW	9,022,093,261	USD	8,504,990	04/18	HSB	-	(7,036)
MXN	802,068,502	USD	43,341,190	04/18	ABN	595,114	-
MXN	144,029,969	USD	7,586,314	04/18	CIT	303,466	-
MXN	35,054,446	USD	1,880,945	04/18	HSB	39,294	-
MYR	12,459,733	USD	3,188,437	05/18	DUB	36,288	-
PEN	24,127,500	USD	7,500,000	04/18	BNP	-	(28,345)
PEN	3,640,387	USD	1,127,299	04/18	DUB	33	-
PEN	1,341,593	USD	416,062	04/18	HSB	-	(606)
PEN	893,971	USD	274,730	04/18	MER	2,110	-
PHP	89,870,701	USD	1,732,100	04/18	ANZ	-	(15,693)
PHP	9,184,648	USD	176,900	04/18	BNP	-	(1,486)
PHP	58,590,267	USD	1,149,212	04/18	CIT	-	(30,218)
PHP	370,741,894	USD	7,087,400	04/18	HSB	-	(6,739)
PLN	370,149	USD	108,410	04/18	BNP	-	(238)
PLN	19,426,759	USD	5,458,795	04/18	HSB	218,446	-
PLN	5,932,052	USD	1,703,340	04/18	MER	30,232	-
PLN	1,643,600	USD	486,380	05/18	BNP	-	(5,808)
PLN	7,330,186	USD	2,210,317	05/18	BRC	-	(67,044)
PLN	4,414,182	USD	1,288,662	05/18	MER	2,001	-
PLN	7,042,727	USD	2,101,482	05/18	SCB	-	(42,258)
PLN	8,908,266	USD	2,643,748	06/18	DUB	-	(37,001)
PLN	1,032,716	USD	304,436	06/18	SCB	-	(2,242)
PLN	2,977,652	USD	871,844	08/18	BNP	693	-
PLN	3,099,189	USD	901,556	08/18	HSB	6,594	-
PLN	145,322,787	USD	42,789,820	08/18	MER	-	(206,114)
RON	2,388,925	USD	637,170	04/18	BNP	-	(6,209)
RON	736,360	USD	195,180	05/18	BNP	-	(623)
RON	29,708,370	USD	7,919,780	05/18	DUB	-	(70,385)
RON	5,336,154	USD	1,416,102	05/18	HSB	-	(6,210)
RON	2,486,433	USD	660,846	06/18	MER	-	(3,590)
RUB	2,350,912,185	USD	41,202,859	04/18	HSB	-	(298,009)
SGD	21,276,710	USD	16,250,000	04/18	CSF	-	(12,543)
SGD	9,055,430	USD	6,836,793	04/18	HSB	73,916	-
SGD	649,253	USD	494,330	04/18	MER	1,152	-
THB	142,907,373	USD	4,596,541	04/18	BRC	-	(22,417)
THB	125,842,819	USD	4,028,993	04/18	CIT	-	(1,064)
THB	10,555,064	USD	337,600	04/18	GSC	242	-
THB	704,692,386	USD	22,688,100	04/18	SCB	-	(132,577)
THB	14,374,768	USD	460,685	05/18	BNP	-	(90)
THB	7,833,075	USD	250,715	05/18	BNP	272	-
THB	8,068,950	USD	258,000	05/18	DUB	545	-
TRY	279,100	USD	72,126	04/18	BNP	-	(1,979)
TRY	8,153,338	USD	2,017,000	04/18	BNP	32,222	-
TRY	11,650,376	USD	3,033,733	04/18	BRC	-	(105,581)
TRY	4,053,849	USD	1,009,000	04/18	CIT	9,876	-
TRY	4,054,935	USD	1,007,000	04/18	DUB	12,149	-
TRY	3,263,059	USD	846,120	04/18	HSB	-	(25,998)
TRY	49,900,612	USD	12,434,740	04/18	SCB	107,051	-
TWD	167,430,382	USD	5,761,541	05/18	ANZ	24,415	-
TWD	373,419,228	USD	12,954,700	05/18	DUB	-	(50,308)
USD	2,970,873	BRL	9,874,588	04/18	ABN	-	(20,112)
USD	7,620,354	BRL	25,328,532	04/18	GSC	-	(51,588)
USD	11,126,555	BRL	36,345,447	04/18	GSC	117,620	-
USD	343,681	BRL	1,142,327	04/18	HSB	-	(2,327)
USD	38,694,716	BRL	127,998,250	05/18	ABN	18,123	-
USD	7,658,256	BRL	25,328,532	05/18	GSC	4,860	-
USD	1,695,914	CLP	1,024,789,818	04/18	ABN	-	(1,291)
USD	1,810,000	CLP	1,104,824,000	04/18	CSF	-	(19,753)
USD	183,000	CNY	1,163,331	04/18	GSC	-	(2,219)
USD	1,191,750	HUF	300,106,589	04/18	HSB	7,917	-
USD	1,314,932	IDR	17,738,434,690	04/18	CIT	24,811	-
USD	2,148,735	MXN	40,056,503	04/18	BNP	-	(45,510)
USD	4,930,000	MXN	93,786,545	04/18	DUB	-	(207,509)
USD	367,000	MXN	6,924,741	04/18	GSC	-	(12,329)
USD	48,181,660	MXN	889,010,983	04/18	HSB	-	(517,244)
USD	3,275,000	MXN	62,405,125	04/18	MER	-	(143,474)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	183,000	PEN	596,836	04/18	BNP	$-	($1,825)
USD	2,070,000	PHP	108,385,200	04/18	ANZ	-	(9)
USD	1,399,800	PHP	73,493,699	04/18	BNP	-	(3,829)
USD	989,000	PHP	51,823,600	04/18	BRC	-	(760)
USD	1,350,200	PHP	70,601,958	04/18	DUB	1,799	-
USD	1,461,467	PLN	4,983,513	04/18	HSB	5,094	-
USD	825,743	RON	3,104,794	05/18	ING	5,410	-
USD	4,235,481	RUB	242,049,288	04/18	CIT	23,929	-
USD	278,705	RUB	15,929,791	04/18	GSC	1,534	-
USD	10,866,534	RUB	621,364,687	04/18	HSB	55,058	-
USD	367,000	RUB	20,973,793	04/18	SCB	2,065	-
USD	183,000	SGD	240,993	04/18	GSC	-	(915)
USD	4,799,692	TRY	19,301,307	04/18	CIT	-	(51,410)
USD	1,438,514	TRY	5,781,258	04/18	HSB	-	(14,521)
USD	36,646,992	ZAR	428,458,269	04/18	BNP	589,713	-
USD	367,000	ZAR	4,324,596	04/18	CIT	3,060	-
USD	1,915,599	ZAR	23,038,911	04/18	MER	-	(23,260)
USD	839,403	ZAR	10,004,176	05/18	BRC	952	-
ZAR	23,277,552	USD	1,936,182	04/18	MER	22,761	-
ZAR	394,865,083	USD	33,776,000	04/18	MSC	-	(545,785)

Total Forward Foreign Currency Contracts						$3,589,570	($3,546,755)

(d)	Swap agreements outstanding as of March 31, 2018 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	A/S	CME	2.400%	03/26/23	PLN 4,610,000	$2,299	$-	$2,299
6-Month PLN-WIBOR	A/S	CME	2.390%	03/28/23	11,000,000	3,501	-	3,501
28-Day MXN TIIE	L/L	CME	7.349%	06/14/23	MXN 267,200,000	(10,382)	-	(10,382)
3-Month ZAR JIBAR	Q/Q	CME	7.551%	03/15/28	ZAR 8,109,000	(2,112)	-	(2,112)
3-Month ZAR JIBAR	Q/Q	CME	7.705%	03/15/28	23,697,000	15,961	-	15,961
3-Month ZAR JIBAR	Q/Q	CME	7.580%	06/21/28	67,000,000	(32,098)	-	(32,098)

						($22,831)	$-	($22,831)

Total Return Swaps

Receive Total Return	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	S	SCB	06/15/21	IDR 2,295,000,000	$205,283	$290,388	($85,105)
Indonesia Treasury 8.375% due 03/15/24	S	SCB	03/15/24	4,364,000,000	347,539	379,954	(32,415)
Indonesia Treasury 11.000% due 09/15/25	S	SCB	09/15/25	8,000,000,000	728,303	966,375	(238,072)
Indonesia Treasury 7.000% due 05/15/27	S	SCB	05/15/27	34,179,000,000	2,596,764	2,788,717	(191,953)
Indonesia Treasury 9.000% due 03/15/29	S	SCB	03/15/29	3,534,000,000	296,416	311,876	(15,460)
Indonesia Treasury 10.500% due 08/15/30	S	SCB	08/15/30	2,589,000,000	241,321	308,969	(67,648)
Indonesia Treasury 6.625% due 05/15/33	S	SCB	05/15/33	13,600,000,000	991,610	1,147,409	(155,799)
Indonesia Treasury 8.375% due 03/15/34	S	SCB	03/15/34	6,627,000,000	526,535	546,734	(20,199)
Indonesia Treasury 8.250% due 05/15/36	S	SCB	05/15/36	10,824,000,000	879,342	805,182	74,160

					$6,813,113	$7,545,604	($732,491)

Total Swap Agreements					$6,790,282	$7,545,604	($755,322)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$244,127,006	$-	$244,127,006	$-
	Senior Loan Notes	2,111,718	-	2,111,718	-
	Foreign Government Bonds & Notes	796,488,353	-	796,488,353	-
	Short-Term Investments	162,152,822	-	162,152,822	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,589,570	-	3,589,570	-
	Interest Rate Contracts
	Swaps	6,834,874	-	6,834,874	-

	Total Asset - Derivatives	10,424,444	-	10,424,444	-

	Total Assets	1,215,304,343	-	1,215,304,343	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,546,755)	-	(3,546,755)	-
	Interest Rate Contracts
	Swaps	(44,592)	-	(44,592)	-

	Total Liabilities - Derivatives	(3,591,347)	-	(3,591,347)	-

	Total Liabilities	(3,591,347)	-	(3,591,347)	-

	Total	$1,211,712,996	$-	$1,211,712,996	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.9%

Basic Materials - 1.8%

Alcoa Corp *	41,929	$1,885,128
CF Industries Holdings Inc	174,156	6,570,906
International Paper Co	128,963	6,890,493

		15,346,527

Communications - 6.6%

CBS Corp ‘B’	71,101	3,653,880
Charter Communications Inc ‘A’ *	10,590	3,295,820
Cisco Systems Inc	584,673	25,076,625
Comcast Corp ‘A’	131,641	4,498,173
eBay Inc *	239,886	9,653,013
Twenty-First Century Fox Inc ‘B’	63,152	2,296,838
Vodafone Group PLC (United Kingdom)	2,432,743	6,656,060

		55,130,409

Consumer, Cyclical - 5.0%

Advance Auto Parts Inc	62,975	7,465,686
Carnival Corp	199,979	13,114,623
General Motors Co	401,021	14,573,103
Walmart Inc	72,704	6,468,475

		41,621,887

Consumer, Non-Cyclical - 18.3%

Allergan PLC	56,921	9,579,235
Anthem Inc	54,493	11,972,112
Archer-Daniels-Midland Co	149,091	6,466,077
Biogen Inc *	25,042	6,857,000
Cardinal Health Inc	131,505	8,242,733
CVS Health Corp	86,924	5,407,542
Danone SA (France)	130,516	10,582,530
Gilead Sciences Inc	77,788	5,864,437
McKesson Corp	50,142	7,063,503
Medtronic PLC	69,971	5,613,074
Merck & Co Inc	141,361	7,699,934
Mylan NV *	238,040	9,800,107
Novartis AG (Switzerland)	110,624	8,947,366
PayPal Holdings Inc *	60,485	4,588,997
Pfizer Inc	425,162	15,088,999
Reckitt Benckiser Group PLC (United Kingdom)	77,808	6,567,605
Sanofi ADR (France)	260,147	10,426,692
Shire PLC	222,845	11,090,958

		151,858,901

Energy - 17.4%

Anadarko Petroleum Corp	72,760	4,395,432
BP PLC ADR (United Kingdom)	394,932	16,010,543
Canadian Natural Resources Ltd (TSE) (Canada)	273,818	8,607,622
Chevron Corp	139,454	15,903,334
Devon Energy Corp	370,104	11,765,606
Halliburton Co	172,912	8,116,489
Hess Corp	211,063	10,684,009
Marathon Oil Corp	883,840	14,256,339
Noble Energy Inc	176,877	5,359,373
Occidental Petroleum Corp	109,392	7,106,105
QEP Resources Inc *	410,344	4,017,268
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	300,546	19,177,840
Suncor Energy Inc (NYSE) (Canada)	551,228	19,039,415

		144,439,375

Financial - 31.5%

Aflac Inc	104,523	4,573,927
Ally Financial Inc	262,446	7,125,409
American International Group Inc	227,226	12,365,639
Bank of America Corp	1,322,269	39,654,847

	Shares	Value
Citigroup Inc	640,198	$43,213,365
Citizens Financial Group Inc	242,201	10,167,598
Fifth Third Bancorp	458,802	14,566,964
JPMorgan Chase & Co	278,605	30,638,192
KeyCorp	171,894	3,360,528
MetLife Inc	265,983	12,205,960
Morgan Stanley	319,539	17,242,324
State Street Corp	107,588	10,729,751
The Allstate Corp	89,899	8,522,425
The Bank of New York Mellon Corp	220,997	11,387,975
The Goldman Sachs Group Inc	36,357	9,156,874
The PNC Financial Services Group Inc	92,455	13,982,894
Wells Fargo & Co	238,213	12,484,743

		261,379,415

Industrial - 7.1%

Arconic Inc	159,549	3,676,009
Caterpillar Inc	44,102	6,499,753
Eaton Corp PLC	165,120	13,194,739
Emerson Electric Co	71,651	4,893,763
General Electric Co	292,000	3,936,160
Ingersoll-Rand PLC	52,800	4,514,928
Johnson Controls International PLC	350,728	12,359,655
Textron Inc	164,124	9,678,392

		58,753,399

Technology - 6.2%

Cognizant Technology Solutions Corp ‘A’	76,387	6,149,153
Intel Corp	293,074	15,263,294
Microsoft Corp	147,728	13,483,135
NetApp Inc	92,261	5,691,581
QUALCOMM Inc	200,699	11,120,732

		51,707,895

Total Common Stocks (Cost $615,914,674)		780,237,808

CLOSED-END MUTUAL FUND - 0.5%

Altaba Inc *	54,898	4,064,648

Total Closed-End Mutual Fund (Cost $1,632,453)		4,064,648

	Principal Amount

SHORT-TERM INVESTMENT - 5.6%

Repurchase Agreement - 5.6%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $46,490,767; collateralized by Fannie Mae: 1.375% due 10/07/21 and value $6,927,617; and U.S. Treasury Notes: 2.125% due 09/30/21 and value $40,493,362)	$46,489,320	46,489,320

Total Short-Term Investment (Cost $46,489,320)		46,489,320

TOTAL INVESTMENTS - 100.0% (Cost $664,036,447)		830,791,776

DERIVATIVES - (0.0%)
(See Note (a) in Notes to Schedule of Investments)		(108,186)

OTHER ASSETS & LIABILITIES, NET - 0.0%		298,614

NET ASSETS - 100.0%		$830,982,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,127,374	CAD	6,703,920	04/18	BRC	$-	($77,967)
USD	5,126,811	CAD	6,703,920	04/18	JPM	-	(78,530)
USD	5,126,929	CAD	6,703,920	04/18	RBC	-	(78,413)
USD	1,765,199	CHF	1,675,596	04/18	BRC	10,211	-
USD	1,765,105	CHF	1,675,596	04/18	GSC	10,116	-
USD	1,765,309	CHF	1,675,596	04/18	JPM	10,320	-
USD	5,872,066	EUR	4,762,132	04/18	CIB	5,866	-
USD	5,873,756	EUR	4,762,132	04/18	GSC	7,556	-
USD	5,875,185	EUR	4,762,132	04/18	JPM	8,985	-
USD	5,874,471	EUR	4,762,132	04/18	RBC	8,271	-
USD	7,565,961	GBP	5,370,813	04/18	BRC	25,606	-
USD	7,563,206	GBP	5,370,813	04/18	GSC	22,850	-
USD	7,557,298	GBP	5,370,813	04/18	RBC	16,943	-

Total Forward Foreign Currency Contracts						$126,724	($234,910)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$15,346,527	$15,346,527	$-	$-
	Communications	55,130,409	48,474,349	6,656,060	-
	Consumer, Cyclical	41,621,887	41,621,887	-	-
	Consumer, Non-Cyclical	151,858,901	114,670,442	37,188,459	-
	Energy	144,439,375	144,439,375	-	-
	Financial	261,379,415	261,379,415	-	-
	Industrial	58,753,399	58,753,399	-	-
	Technology	51,707,895	51,707,895	-	-

	Total Common Stocks	780,237,808	736,393,289	43,844,519	-

	Closed-End Mutual Fund	4,064,648	4,064,648	-	-
	Short-Term Investment	46,489,320	-	46,489,320	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	126,724	-	126,724	-

	Total Assets	830,918,500	740,457,937	90,460,563	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(234,910)	-	(234,910)	-

	Total Liabilities	(234,910)	-	(234,910)	-

	Total	$830,683,590	$740,457,937	$90,225,653	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	11,435	$-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.6%

Basic Materials - 0.9%

PolyOne Corp	41,113	1,748,125

Communications - 16.0%

Cargurus Inc *	59,198	2,277,347
Chegg Inc *	157,494	3,253,826
Etsy Inc *	95,802	2,688,204
GrubHub Inc *	37,941	3,849,873
Mimecast Ltd *	53,393	1,891,714
Okta Inc *	58,751	2,341,227
Proofpoint Inc *	22,198	2,522,803
RingCentral Inc ‘A’ *	46,392	2,945,892
Stamps.com Inc *	9,714	1,953,000
The Trade Desk Inc ‘A’ *	39,027	1,936,520
World Wrestling Entertainment Inc ‘A’	67,901	2,445,115
Zendesk Inc *	33,513	1,604,267
Zscaler Inc *	62,773	1,762,038

		31,471,826

Consumer, Cyclical - 12.4%

At Home Group Inc *	93,018	2,980,297
Beacon Roofing Supply Inc *	43,583	2,312,950
Canada Goose Holdings Inc * (Canada)	60,611	2,025,620
Floor & Decor Holdings Inc ‘A’ *	54,076	2,818,441
Live Nation Entertainment Inc *	73,232	3,085,996
Marriott Vacations Worldwide Corp	10,205	1,359,306
Planet Fitness Inc ‘A’ *	140,871	5,320,698
Roku Inc *	22,205	690,575
SodaStream International Ltd * (Israel)	40,438	3,713,421

		24,307,304

Consumer, Non-Cyclical - 24.6%

Agios Pharmaceuticals Inc *	30,919	2,528,556
Amicus Therapeutics Inc *	118,969	1,789,294
Avexis Inc *	19,139	2,365,198
Bluebird Bio Inc *	7,533	1,286,260
Blueprint Medicines Corp *	43,375	3,977,488
Exact Sciences Corp *	21,796	879,033
FibroGen Inc *	32,037	1,480,109
Foundation Medicine Inc *	36,029	2,837,284
Grand Canyon Education Inc *	35,839	3,760,228
HealthEquity Inc *	19,062	1,154,014
Insmed Inc *	47,596	1,071,862
Insulet Corp *	58,412	5,063,152
Loxo Oncology Inc *	24,466	2,822,642
Nevro Corp *	25,891	2,243,973
Paylocity Holding Corp *	23,648	1,211,487
Penumbra Inc *	32,899	3,804,769
Quanta Services Inc *	39,424	1,354,214
Sage Therapeutics Inc *	22,277	3,588,156
Sarepta Therapeutics Inc *	30,624	2,268,932
Spark Therapeutics Inc *	18,509	1,232,514
Tivity Health Inc *	37,233	1,476,288

		48,195,453

Energy - 0.5%

SolarEdge Technologies Inc *	19,781	1,040,481

	Shares	Value

Financial - 9.7%

Air Lease Corp	46,886	$1,998,281
Cadence BanCorp	70,015	1,906,509
CenterState Bank Corp	82,108	2,178,325
Evercore Inc ‘A’	23,047	2,009,699
Hamilton Lane Inc ‘A’	28,066	1,044,897
Moelis & Co ‘A’	40,226	2,045,492
Texas Capital Bancshares Inc *	20,316	1,826,408
Webster Financial Corp	27,219	1,507,933
Western Alliance Bancorp *	49,311	2,865,462
Wintrust Financial Corp	19,081	1,641,920

		19,024,926

Industrial - 14.6%

Aerojet Rocketdyne Holdings Inc *	13,885	388,363
Aerovironment Inc *	37,869	1,723,418
Atlas Air Worldwide Holdings Inc *	39,047	2,360,391
Builders FirstSource Inc *	91,458	1,814,527
BWX Technologies Inc	29,750	1,890,017
Cactus Inc ‘A’ *	48,777	1,313,565
Chart Industries Inc *	39,625	2,339,064
Curtiss-Wright Corp	15,861	2,142,345
Eagle Materials Inc	14,559	1,500,305
GasLog Ltd (Monaco)	111,612	1,836,017
MasTec Inc *	65,940	3,102,477
Proto Labs Inc *	15,201	1,786,878
RBC Bearings Inc *	10,849	1,347,446
Trex Co Inc *	17,075	1,857,248
Universal Display Corp	6,098	615,898
XPO Logistics Inc *	25,743	2,620,895

		28,638,854

Technology - 17.9%

2U Inc *	46,209	3,882,942
Appian Corp *	31,396	790,551
Aspen Technology Inc *	18,589	1,466,486
CEVA Inc *	24,947	903,082
Coupa Software Inc *	33,502	1,528,361
Entegris Inc	26,720	929,856
EPAM Systems Inc *	25,116	2,876,284
Everbridge Inc *	63,927	2,339,728
Five9 Inc *	78,749	2,345,933
HubSpot Inc *	35,823	3,879,631
Instructure Inc *	43,997	1,854,474
Lumentum Holdings Inc *	15,311	976,842
Monolithic Power Systems Inc	25,808	2,987,792
New Relic Inc *	19,836	1,470,244
Nutanix Inc ‘A’ *	28,471	1,398,211
Paycom Software Inc *	30,968	3,325,654
Talend SA ADR *	19,175	922,701
Twilio Inc ‘A’ *	34,284	1,308,963

		35,187,735

Total Common Stocks (Cost $149,934,422)		189,614,704

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $4,263,186; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $4,348,863)	$4,263,054	$4,263,054

Total Short-Term Investment (Cost $4,263,054)		4,263,054

TOTAL INVESTMENTS - 98.8% (Cost $154,197,476)		193,877,758

OTHER ASSETS & LIABILITIES, NET - 1.2%		2,381,356

NET ASSETS - 100.0%		$196,259,114

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$189,614,704	$189,614,704	$-	$-
	Short-Term Investment	4,263,054	-	4,263,054	-

	Total	$193,877,758	$189,614,704	$4,263,054	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Basic Materials - 2.7%

Air Products & Chemicals Inc	64,400	$10,241,532
PPG Industries Inc	21,500	2,399,400
Praxair Inc	24,800	3,578,640
RPM International Inc	147,600	7,036,092
The Sherwin-Williams Co	9,000	3,529,080

		26,784,744

Communications - 4.0%

Cisco Systems Inc	184,200	7,900,338
Comcast Corp ‘A’	340,600	11,638,302
Omnicom Group Inc	63,400	4,607,278
The Walt Disney Co	71,400	7,171,416
Time Warner Inc	36,000	3,404,880
Twenty-First Century Fox Inc ‘A’	166,000	6,090,540

		40,812,754

Consumer, Cyclical - 8.2%

Alaska Air Group Inc	38,500	2,385,460
Carnival Corp	77,300	5,069,334
Costco Wholesale Corp	17,900	3,372,897
Dollar General Corp	132,200	12,367,310
Hilton Worldwide Holdings Inc	72,000	5,670,720
Marriott International Inc ‘A’	64,200	8,729,916
McDonald’s Corp	16,000	2,502,080
MGM Resorts International	131,800	4,615,636
NIKE Inc ‘B’	43,900	2,916,716
PACCAR Inc	43,000	2,845,310
Ross Stores Inc	102,200	7,969,556
The Home Depot Inc	61,300	10,926,112
Tractor Supply Co	41,600	2,621,632
Walgreens Boots Alliance Inc	5,500	360,085
Yum! Brands Inc	113,700	9,679,281

		82,032,045

Consumer, Non-Cyclical - 26.7%

Automatic Data Processing Inc	54,500	6,184,660
Becton Dickinson & Co	100,039	21,678,451
Cigna Corp	29,900	5,015,426
Colgate-Palmolive Co	61,696	4,422,369
CVS Health Corp	79,894	4,970,206
Danaher Corp	216,800	21,226,888
DENTSPLY SIRONA Inc	42,800	2,153,268
Diageo PLC (United Kingdom)	145,136	4,908,456
Dr Pepper Snapple Group Inc	95,905	11,353,234
Ecolab Inc	14,300	1,960,101
Equifax Inc	47,323	5,575,123
Johnson & Johnson	83,700	10,726,155
Kimberly-Clark Corp	32,800	3,612,264
McCormick & Co Inc	40,700	4,330,073
Medtronic PLC	130,793	10,492,214
Merck & Co Inc	107,900	5,877,313
Mondelez International Inc ‘A’	245,216	10,232,864
Nestle SA (Switzerland)	75,200	5,943,920
PepsiCo Inc	127,000	13,862,050
Pfizer Inc	496,800	17,631,432
Philip Morris International Inc	116,100	11,540,340
S&P Global Inc	23,000	4,394,380
Stryker Corp	78,100	12,567,852
The Coca-Cola Co	113,100	4,911,933
Thermo Fisher Scientific Inc	96,400	19,902,744
Tyson Foods Inc ‘A’	84,200	6,162,598
UnitedHealth Group Inc	120,500	25,787,000
Zoetis Inc	128,500	10,731,035

		268,154,349

	Shares	Value
Energy - 3.8%

Canadian Natural Resources Ltd (NYSE) (Canada)	154,300	$4,855,821
Exxon Mobil Corp	174,400	13,011,984
Occidental Petroleum Corp	169,900	11,036,704
TransCanada Corp (NYSE) (Canada)	224,400	9,269,964

		38,174,473

Financial - 22.5%

American Express Co	44,600	4,160,288
American International Group Inc	130,200	7,085,484
American Tower Corp REIT	77,300	11,234,782
Aon PLC	66,300	9,303,879
Chubb Ltd	96,275	13,167,532
Crown Castle International Corp REIT	109,400	11,991,334
Equity Residential REIT	59,307	3,654,497
First Republic Bank	57,900	5,362,119
JPMorgan Chase & Co	289,800	31,869,306
Marsh & McLennan Cos Inc	176,600	14,585,394
Morgan Stanley	95,300	5,142,388
State Street Corp	119,900	11,957,627
TD Ameritrade Holding Corp	162,402	9,619,070
The Bank of New York Mellon Corp	279,500	14,402,635
The Progressive Corp	131,800	8,030,574
US Bancorp	287,000	14,493,500
Visa Inc ‘A’	205,900	24,629,758
Wells Fargo & Co	323,200	16,938,912
Willis Towers Watson PLC	45,300	6,894,207
XL Group Ltd (Bermuda)	28,299	1,563,803

		226,087,089

Industrial - 13.4%

Agilent Technologies Inc	150,900	10,095,210
Ball Corp	300,400	11,928,884
CH Robinson Worldwide Inc	47,600	4,460,596
Fortive Corp	109,600	8,496,192
Honeywell International Inc	93,000	13,439,430
Hubbell Inc	38,300	4,664,174
Illinois Tool Works Inc	72,400	11,342,184
Johnson Controls International PLC	104,558	3,684,624
Northrop Grumman Corp	12,500	4,364,000
Roper Technologies Inc	57,800	16,223,882
Stanley Black & Decker Inc	66,000	10,111,200
TE Connectivity Ltd	86,800	8,671,320
Union Pacific Corp	60,300	8,106,129
United Parcel Service Inc ‘B’	29,600	3,097,936
United Technologies Corp	46,000	5,787,720
Waste Connections Inc (Canada)	136,670	9,804,706

		134,278,187

Technology - 10.5%

Accenture PLC ‘A’	102,900	15,795,150
Apple Inc	118,400	19,865,152
Broadcom Ltd	12,200	2,874,930
Fidelity National Information Services Inc	116,393	11,208,646
Microchip Technology Inc	63,300	5,783,088
Microsoft Corp	370,100	33,779,027
Texas Instruments Inc	120,600	12,529,134
Xilinx Inc	54,600	3,944,304

		105,779,431

Utilities - 4.8%

American Water Works Co Inc	68,800	5,650,544
Atmos Energy Corp	131,415	11,070,399
DTE Energy Co	70,800	7,391,520
NextEra Energy Inc	71,700	11,710,761
Sempra Energy	61,800	6,873,396
The Southern Co	126,600	5,653,956

		48,350,576

Total Common Stocks (Cost $764,210,515)		970,453,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $39,964,765; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $40,766,995)	$39,963,522	$39,963,522

Total Short-Term Investment (Cost $39,963,522)		39,963,522

TOTAL INVESTMENTS - 100.6% (Cost $804,174,037)		1,010,417,170

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(5,538,809)

NET ASSETS - 100.0%		$1,004,878,361

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$26,784,744	$26,784,744	$-	$-
	Communications	40,812,754	40,812,754	-	-
	Consumer, Cyclical	82,032,045	82,032,045	-	-
	Consumer, Non-Cyclical	268,154,349	257,301,973	10,852,376	-
	Energy	38,174,473	38,174,473	-	-
	Financial	226,087,089	226,087,089	-	-
	Industrial	134,278,187	134,278,187	-	-
	Technology	105,779,431	105,779,431	-	-
	Utilities	48,350,576	48,350,576	-	-

	Total Common Stocks	970,453,648	959,601,272	10,852,376	-

	Short-Term Investment	39,963,522	-	39,963,522	-

	Total	$1,010,417,170	$959,601,272	$50,815,898	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Basic Materials - 2.2%

Air Products & Chemicals Inc	25,102	$3,991,971
Albemarle Corp	12,695	1,177,334
CF Industries Holdings Inc	26,769	1,009,994
DowDuPont Inc	268,527	17,107,855
Eastman Chemical Co	16,390	1,730,456
FMC Corp	15,414	1,180,250
Freeport-McMoRan Inc *	154,487	2,714,337
International Flavors & Fragrances Inc	9,057	1,239,994
International Paper Co	47,384	2,531,727
LyondellBasell Industries NV ‘A’	37,113	3,922,102
Monsanto Co	50,541	5,897,629
Newmont Mining Corp	61,187	2,390,576
Nucor Corp	36,522	2,231,129
PPG Industries Inc	29,185	3,257,046
Praxair Inc	32,942	4,753,531
The Mosaic Co	40,231	976,809
The Sherwin-Williams Co	9,489	3,720,827

		59,833,567

Communications - 13.6%

Alphabet Inc ‘A’ *	34,221	35,491,968
Alphabet Inc ‘C’ *	34,929	36,039,393
Amazon.com Inc *	46,072	66,681,848
AT&T Inc	704,415	25,112,395
Booking Holdings Inc *	5,598	11,646,023
CBS Corp ‘B’	39,566	2,033,297
CenturyLink Inc	111,614	1,833,818
Charter Communications Inc ‘A’ *	21,343	6,642,368
Cisco Systems Inc	552,658	23,703,502
Comcast Corp ‘A’	531,767	18,170,478
Discovery Communications Inc ‘A’ *	16,297	349,245
Discovery Communications Inc ‘C’ *	36,563	713,710
DISH Network Corp ‘A’ *	26,151	990,861
eBay Inc *	107,957	4,344,190
Expedia Group Inc	13,978	1,543,311
F5 Networks Inc *	7,084	1,024,417
Facebook Inc ‘A’ *	274,815	43,912,689
Juniper Networks Inc	39,436	959,478
Motorola Solutions Inc	18,573	1,955,737
Netflix Inc *	49,754	14,694,844
News Corp ‘A’	44,432	702,026
News Corp ‘B’	13,598	218,928
Omnicom Group Inc	26,401	1,918,561
Symantec Corp	71,122	1,838,504
The Interpublic Group of Cos Inc	44,109	1,015,830
The Walt Disney Co	172,471	17,322,987
Time Warner Inc	89,445	8,459,708
TripAdvisor Inc *	12,351	505,032
Twenty-First Century Fox Inc ‘A’	124,533	4,569,116
Twenty-First Century Fox Inc ‘B’	46,846	1,703,789
VeriSign Inc *	9,561	1,133,552
Verizon Communications Inc	473,582	22,646,691
Viacom Inc ‘B’	40,483	1,257,402

		361,135,698

Consumer, Cyclical - 8.0%

Advance Auto Parts Inc	8,481	1,005,423
Alaska Air Group Inc	14,103	873,822
American Airlines Group Inc	48,307	2,510,032
Aptiv PLC	30,494	2,591,075
AutoZone Inc *	3,125	2,027,156
Best Buy Co Inc	29,180	2,042,308
BorgWarner Inc	22,691	1,139,769
CarMax Inc *	20,743	1,284,821
Carnival Corp	46,572	3,054,192

	Shares	Value
Chipotle Mexican Grill Inc *	2,816	$909,878
Costco Wholesale Corp	50,373	9,491,784
Darden Restaurants Inc	14,172	1,208,163
Delta Air Lines Inc	74,594	4,088,497
Dollar General Corp	29,597	2,768,799
Dollar Tree Inc *	27,201	2,581,375
DR Horton Inc	39,297	1,722,781
Fastenal Co	32,980	1,800,378
Foot Locker Inc	13,904	633,188
Ford Motor Co	447,784	4,961,447
General Motors Co	144,868	5,264,503
Genuine Parts Co	16,832	1,512,187
Hanesbrands Inc	41,382	762,257
Harley-Davidson Inc	19,309	827,970
Hasbro Inc	12,968	1,093,202
Hilton Worldwide Holdings Inc	23,183	1,825,893
Kohl’s Corp	19,275	1,262,705
L Brands Inc	28,174	1,076,529
Leggett & Platt Inc	15,164	672,675
Lennar Corp ‘A’	31,322	1,846,119
LKQ Corp *	35,550	1,349,123
Lowe’s Cos Inc	95,220	8,355,555
Macy’s Inc	34,954	1,039,532
Marriott International Inc ‘A’	34,448	4,684,239
Mattel Inc	38,589	507,445
McDonald’s Corp	91,459	14,302,358
MGM Resorts International	58,410	2,045,518
Michael Kors Holdings Ltd *	17,450	1,083,296
Mohawk Industries Inc *	7,255	1,684,756
Newell Brands Inc	55,659	1,418,191
NIKE Inc ‘B’	148,900	9,892,916
Nordstrom Inc	13,386	648,016
Norwegian Cruise Line Holdings Ltd *	23,650	1,252,741
O’Reilly Automotive Inc *	9,596	2,373,859
PACCAR Inc	40,370	2,671,283
PulteGroup Inc	30,355	895,169
PVH Corp	8,830	1,337,127
Ralph Lauren Corp	6,358	710,824
Ross Stores Inc	43,834	3,418,175
Royal Caribbean Cruises Ltd	19,618	2,309,823
Southwest Airlines Co	62,050	3,554,224
Starbucks Corp	161,194	9,331,521
Tapestry Inc	32,690	1,719,821
Target Corp	62,359	4,329,585
The Gap Inc	24,994	779,813
The Goodyear Tire & Rubber Co	27,573	732,890
The Home Depot Inc	133,967	23,878,278
The TJX Cos Inc	72,514	5,914,242
Tiffany & Co	11,686	1,141,255
Tractor Supply Co	14,349	904,274
Ulta Beauty Inc *	6,642	1,356,761
Under Armour Inc ‘A’ *	19,552	319,675
Under Armour Inc ‘C’ *	23,137	332,016
United Continental Holdings Inc *	27,747	1,927,584
VF Corp	37,792	2,801,143
Walgreens Boots Alliance Inc	97,731	6,398,449
Walmart Inc	166,537	14,816,797
Whirlpool Corp	8,109	1,241,569
WW Grainger Inc	5,856	1,652,973
Wyndham Worldwide Corp	11,432	1,308,164
Wynn Resorts Ltd	9,209	1,679,353
Yum! Brands Inc	38,135	3,246,433

		214,185,694

Consumer, Non-Cyclical - 21.0%

Abbott Laboratories	199,676	11,964,586
AbbVie Inc	182,889	17,310,444
Aetna Inc	37,502	6,337,838
Alexion Pharmaceuticals Inc *	25,429	2,834,316
Align Technology Inc *	8,274	2,077,850

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Allergan PLC	37,890	$6,376,508
Altria Group Inc	218,010	13,586,383
AmerisourceBergen Corp	18,642	1,607,127
Amgen Inc	76,675	13,071,554
Anthem Inc	29,344	6,446,877
Archer-Daniels-Midland Co	64,157	2,782,489
Automatic Data Processing Inc	50,850	5,770,458
Avery Dennison Corp	10,094	1,072,487
Baxter International Inc	56,997	3,707,085
Becton Dickinson & Co	30,542	6,618,451
Biogen Inc *	24,271	6,645,885
Boston Scientific Corp *	157,757	4,309,921
Bristol-Myers Squibb Co	187,300	11,846,725
Brown-Forman Corp ‘B’	30,019	1,633,034
Campbell Soup Co	22,057	955,289
Cardinal Health Inc	36,092	2,262,247
Celgene Corp *	86,282	7,697,217
Centene Corp *	19,905	2,127,247
Church & Dwight Co Inc	27,972	1,408,670
Cigna Corp	27,864	4,673,907
Cintas Corp	9,890	1,687,036
Colgate-Palmolive Co	100,406	7,197,102
Conagra Brands Inc	45,962	1,695,079
Constellation Brands Inc ‘A’	19,657	4,480,223
Coty Inc ‘A’	54,212	992,080
CVS Health Corp	116,382	7,240,124
Danaher Corp	70,406	6,893,451
DaVita Inc *	16,708	1,101,726
DENTSPLY SIRONA Inc	26,347	1,325,518
Dr Pepper Snapple Group Inc	20,617	2,440,640
Ecolab Inc	29,805	4,085,371
Edwards Lifesciences Corp *	24,092	3,361,316
Eli Lilly & Co	110,597	8,556,890
Envision Healthcare Corp *	13,830	531,487
Equifax Inc	13,772	1,622,479
Express Scripts Holding Co *	64,741	4,472,308
Gartner Inc *	10,415	1,225,012
General Mills Inc	65,286	2,941,787
Gilead Sciences Inc	150,281	11,329,685
Global Payments Inc	18,247	2,034,905
H&R Block Inc	24,011	610,120
HCA Healthcare Inc	32,128	3,116,416
Henry Schein Inc *	17,620	1,184,240
Hologic Inc *	31,703	1,184,424
Hormel Foods Corp	30,984	1,063,371
Humana Inc	15,794	4,245,901
IDEXX Laboratories Inc *	9,990	1,911,986
IHS Markit Ltd *	41,529	2,003,359
Illumina Inc *	16,863	3,986,750
Incyte Corp *	20,151	1,679,183
Intuitive Surgical Inc *	12,883	5,318,489
IQVIA Holdings Inc *	16,715	1,639,909
Johnson & Johnson	307,797	39,444,186
Kellogg Co	28,537	1,855,190
Kimberly-Clark Corp	40,216	4,428,988
Laboratory Corp of America Holdings *	11,692	1,891,181
McCormick & Co Inc	13,874	1,476,055
McKesson Corp	23,664	3,333,548
Medtronic PLC	155,459	12,470,921
Merck & Co Inc	309,314	16,848,334
Molson Coors Brewing Co ‘B’	21,177	1,595,263
Mondelez International Inc ‘A’	170,630	7,120,390
Monster Beverage Corp *	47,440	2,714,042
Moody’s Corp	19,073	3,076,475
Mylan NV *	59,056	2,431,336
Nektar Therapeutics *	18,462	1,961,772
Nielsen Holdings PLC	38,444	1,222,135
PayPal Holdings Inc *	129,423	9,819,323
PepsiCo Inc	163,123	17,804,875
Perrigo Co PLC	15,028	1,252,434

	Shares	Value
Pfizer Inc	682,987	$24,239,209
Philip Morris International Inc	178,168	17,709,899
Quanta Services Inc *	17,639	605,900
Quest Diagnostics Inc	15,559	1,560,568
Regeneron Pharmaceuticals Inc *	8,857	3,049,997
ResMed Inc	16,395	1,614,416
Robert Half International Inc	14,254	825,164
S&P Global Inc	29,126	5,564,814
Stryker Corp	36,956	5,946,960
Sysco Corp	55,078	3,302,477
The Clorox Co	14,833	1,974,421
The Coca-Cola Co	440,480	19,130,046
The Cooper Cos Inc	5,621	1,286,141
The Estee Lauder Cos Inc ‘A’	25,763	3,857,236
The Hershey Co	16,131	1,596,324
The JM Smucker Co	13,023	1,614,982
The Kraft Heinz Co	68,507	4,267,301
The Kroger Co	101,137	2,421,220
The Procter & Gamble Co	289,207	22,928,331
The Western Union Co	52,806	1,015,459
Thermo Fisher Scientific Inc	46,097	9,517,187
Total System Services Inc	18,968	1,636,180
Tyson Foods Inc ‘A’	34,144	2,498,999
United Rentals Inc *	9,692	1,674,099
UnitedHealth Group Inc	111,028	23,759,992
Universal Health Services Inc ‘B’	9,979	1,181,613
Varian Medical Systems Inc *	10,470	1,284,145
Verisk Analytics Inc *	17,781	1,849,224
Vertex Pharmaceuticals Inc *	29,126	4,746,955
Zimmer Biomet Holdings Inc	23,299	2,540,523
Zoetis Inc	55,899	4,668,125

		558,897,317

Energy - 5.6%

Anadarko Petroleum Corp	62,769	3,791,875
Andeavor	16,221	1,631,184
Apache Corp	43,760	1,683,885
Baker Hughes a GE Co	48,444	1,345,290
Cabot Oil & Gas Corp	52,874	1,267,919
Chevron Corp	219,148	24,991,638
Cimarex Energy Co	10,944	1,023,264
Concho Resources Inc *	17,096	2,570,042
ConocoPhillips	134,786	7,991,462
Devon Energy Corp	60,361	1,918,876
EOG Resources Inc	66,391	6,988,981
EQT Corp	28,068	1,333,511
Exxon Mobil Corp	486,094	36,267,473
Halliburton Co	100,076	4,697,567
Helmerich & Payne Inc	12,482	830,802
Hess Corp	30,708	1,554,439
Kinder Morgan Inc	217,827	3,280,475
Marathon Oil Corp	97,601	1,574,304
Marathon Petroleum Corp	54,406	3,977,623
National Oilwell Varco Inc	43,569	1,603,775
Newfield Exploration Co *	22,938	560,146
Noble Energy Inc	56,455	1,710,587
Occidental Petroleum Corp	87,789	5,702,773
ONEOK Inc	47,100	2,680,932
Phillips 66	48,157	4,619,219
Pioneer Natural Resources Co	19,535	3,355,722
Range Resources Corp	25,769	374,681
Schlumberger Ltd	158,748	10,283,695
TechnipFMC PLC (United Kingdom)	50,283	1,480,834
The Williams Cos Inc	94,927	2,359,885
Valero Energy Corp	49,688	4,609,556

		148,062,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Financial - 18.3%

Affiliated Managers Group Inc	6,247	$1,184,306
Aflac Inc	89,400	3,912,144
Alexandria Real Estate Equities Inc REIT	11,616	1,450,722
Alliance Data Systems Corp	5,532	1,177,542
American Express Co	82,650	7,709,592
American International Group Inc	103,143	5,613,042
American Tower Corp REIT	50,576	7,350,716
Ameriprise Financial Inc	16,786	2,483,321
Aon PLC	28,238	3,962,639
Apartment Investment & Management Co ‘A’ REIT	18,059	735,904
Arthur J Gallagher & Co	20,794	1,429,172
Assurant Inc	6,016	549,923
AvalonBay Communities Inc REIT	15,821	2,601,922
Bank of America Corp	1,097,604	32,917,144
BB&T Corp	89,173	4,640,563
Berkshire Hathaway Inc ‘B’ *	220,793	44,043,788
BlackRock Inc	14,198	7,691,341
Boston Properties Inc REIT	17,692	2,180,008
Brighthouse Financial Inc *	11,029	566,891
Capital One Financial Corp	55,793	5,346,085
Cboe Global Markets Inc	12,927	1,474,971
CBRE Group Inc ‘A’ *	34,653	1,636,315
Chubb Ltd	53,249	7,282,866
Cincinnati Financial Corp	17,120	1,271,331
Citigroup Inc	294,826	19,900,755
Citizens Financial Group Inc	55,900	2,346,682
CME Group Inc ‘A’	39,052	6,316,270
Comerica Inc	19,795	1,898,934
Crown Castle International Corp REIT	47,569	5,214,038
Digital Realty Trust Inc REIT	23,572	2,484,017
Discover Financial Services	40,697	2,927,335
Duke Realty Corp REIT	41,038	1,086,686
E*TRADE Financial Corp *	30,552	1,692,886
Equinix Inc REIT	9,090	3,800,893
Equity Residential REIT	42,203	2,600,549
Essex Property Trust Inc REIT	7,571	1,822,188
Everest Re Group Ltd	4,683	1,202,688
Extra Space Storage Inc REIT	14,445	1,261,915
Federal Realty Investment Trust REIT	8,387	973,815
Fifth Third Bancorp	79,611	2,527,649
Franklin Resources Inc	37,305	1,293,737
GGP Inc REIT	72,515	1,483,657
HCP Inc REIT	53,880	1,251,632
Host Hotels & Resorts Inc REIT	84,354	1,572,359
Huntington Bancshares Inc	126,820	1,914,982
Intercontinental Exchange Inc	66,784	4,843,176
Invesco Ltd	46,691	1,494,579
Iron Mountain Inc REIT	32,331	1,062,397
JPMorgan Chase & Co	393,705	43,295,739
KeyCorp	121,775	2,380,701
Kimco Realty Corp REIT	48,942	704,765
Leucadia National Corp	36,013	818,575
Lincoln National Corp	25,052	1,830,299
Loews Corp	30,877	1,535,513
M&T Bank Corp	17,222	3,175,048
Marsh & McLennan Cos Inc	58,224	4,808,720
Mastercard Inc ‘A’	105,904	18,550,145
MetLife Inc	118,923	5,457,376
Mid-America Apartment Communities Inc REIT	13,018	1,187,762
Morgan Stanley	158,287	8,541,166
Nasdaq Inc	13,355	1,151,468
Navient Corp	30,661	402,272
Northern Trust Corp	24,403	2,516,681
People’s United Financial Inc	40,157	749,330
Principal Financial Group Inc	30,907	1,882,545
Prologis Inc REIT	61,184	3,853,980

	Shares	Value
Prudential Financial Inc	48,413	$5,013,166
Public Storage REIT	17,179	3,442,500
Raymond James Financial Inc	14,841	1,326,934
Realty Income Corp REIT	32,570	1,684,846
Regency Centers Corp REIT	17,050	1,005,609
Regions Financial Corp	128,918	2,395,296
SBA Communications Corp REIT *	13,366	2,284,517
Simon Property Group Inc REIT	35,690	5,508,751
SL Green Realty Corp REIT	10,355	1,002,675
State Street Corp	42,179	4,206,512
SunTrust Banks Inc	53,696	3,653,476
SVB Financial Group *	6,061	1,454,701
Synchrony Financial	81,994	2,749,259
T Rowe Price Group Inc	28,049	3,028,451
The Allstate Corp	40,649	3,853,525
The Bank of New York Mellon Corp	115,853	5,969,905
The Charles Schwab Corp	137,483	7,179,362
The Goldman Sachs Group Inc	40,525	10,206,626
The Hartford Financial Services Group Inc	40,974	2,110,980
The Macerich Co REIT	12,452	697,561
The PNC Financial Services Group Inc	54,086	8,179,967
The Progressive Corp	66,796	4,069,880
The Travelers Cos Inc	31,132	4,322,989
Torchmark Corp	12,151	1,022,750
UDR Inc REIT	30,869	1,099,554
Unum Group	25,414	1,209,961
US Bancorp	180,016	9,090,808
Ventas Inc REIT	40,863	2,023,944
Visa Inc ‘A’	206,788	24,735,981
Vornado Realty Trust REIT	19,817	1,333,684
Wells Fargo & Co	503,604	26,393,886
Welltower Inc REIT	42,494	2,312,948
Weyerhaeuser Co REIT	86,661	3,033,135
Willis Towers Watson PLC	15,161	2,307,353
XL Group Ltd (Bermuda)	29,467	1,628,346
Zions Bancorp	22,486	1,185,687

		487,753,677

Industrial - 9.8%

3M Co	68,318	14,997,167
Acuity Brands Inc	4,834	672,844
Agilent Technologies Inc	37,019	2,476,571
Allegion PLC	10,912	930,685
AMETEK Inc	26,541	2,016,320
Amphenol Corp ‘A’	35,048	3,018,684
AO Smith Corp	16,694	1,061,571
Arconic Inc	48,748	1,123,154
Ball Corp	40,134	1,593,721
Caterpillar Inc	68,567	10,105,405
CH Robinson Worldwide Inc	16,041	1,503,202
Corning Inc	99,750	2,781,030
CSX Corp	101,789	5,670,665
Cummins Inc	17,863	2,895,414
Deere & Co	37,151	5,770,293
Dover Corp	17,712	1,739,673
Eaton Corp PLC	50,496	4,035,135
Emerson Electric Co	72,836	4,974,699
Expeditors International of Washington Inc	20,253	1,282,015
FedEx Corp	28,277	6,789,591
FLIR Systems Inc	15,954	797,860
Flowserve Corp	14,995	649,733
Fluor Corp	16,054	918,610
Fortive Corp	35,160	2,725,603
Fortune Brands Home & Security Inc	17,424	1,026,099
Garmin Ltd	12,695	748,116
General Dynamics Corp	31,675	6,997,008
General Electric Co	996,156	13,428,183
Harris Corp	13,619	2,196,472
Honeywell International Inc	86,272	12,467,167
Huntington Ingalls Industries Inc	5,204	1,341,383

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Illinois Tool Works Inc	35,259	$5,523,675
Ingersoll-Rand PLC	28,663	2,450,973
Jacobs Engineering Group Inc	13,826	817,808
JB Hunt Transport Services Inc	9,818	1,150,179
Johnson Controls International PLC	106,263	3,744,708
Kansas City Southern	11,819	1,298,317
L3 Technologies Inc	8,970	1,865,760
Lockheed Martin Corp	28,504	9,632,357
Martin Marietta Materials Inc	7,203	1,493,182
Masco Corp	35,972	1,454,708
Mettler-Toledo International Inc *	2,922	1,680,238
Norfolk Southern Corp	32,612	4,428,057
Northrop Grumman Corp	19,974	6,973,323
Packaging Corp of America	10,815	1,218,851
Parker-Hannifin Corp	15,261	2,610,089
Pentair PLC (United Kingdom)	18,995	1,294,129
PerkinElmer Inc	12,689	960,811
Raytheon Co	33,103	7,144,290
Republic Services Inc	25,797	1,708,535
Rockwell Automation Inc	14,660	2,553,772
Rockwell Collins Inc	18,801	2,535,315
Roper Technologies Inc	11,796	3,311,019
Sealed Air Corp	19,174	820,455
Snap-on Inc	6,500	959,010
Stanley Black & Decker Inc	17,588	2,694,482
Stericycle Inc *	9,814	574,413
TE Connectivity Ltd	40,298	4,025,770
Textron Inc	30,020	1,770,279
The Boeing Co	63,464	20,808,576
TransDigm Group Inc	5,567	1,708,735
Union Pacific Corp	90,306	12,139,836
United Parcel Service Inc ‘B’	78,951	8,263,012
United Technologies Corp	85,322	10,735,214
Vulcan Materials Co	15,196	1,734,927
Waste Management Inc	45,751	3,848,574
Waters Corp *	9,031	1,794,008
WestRock Co	29,249	1,876,908
Xylem Inc	20,644	1,587,937

		259,926,305

Technology - 15.7%

Accenture PLC ‘A’	70,737	10,858,129
Activision Blizzard Inc	87,031	5,871,111
Adobe Systems Inc *	56,392	12,185,183
Advanced Micro Devices Inc *	94,535	950,077
Akamai Technologies Inc *	19,501	1,384,181
Analog Devices Inc	42,418	3,865,552
ANSYS Inc *	9,618	1,507,044
Apple Inc	582,079	97,661,215
Applied Materials Inc	120,528	6,702,562
Autodesk Inc *	25,265	3,172,779
Broadcom Ltd	47,093	11,097,465
CA Inc	35,848	1,215,247
Cadence Design Systems Inc *	32,453	1,193,297
Cerner Corp *	36,241	2,101,978
Citrix Systems Inc *	14,787	1,372,234
Cognizant Technology Solutions Corp ‘A’	67,442	5,429,081
CSRA Inc	18,804	775,289
DXC Technology Co	32,729	3,290,246
Electronic Arts Inc *	35,186	4,265,951
Fidelity National Information Services Inc	37,974	3,656,896
Fiserv Inc *	47,358	3,377,099
Hewlett Packard Enterprise Co	179,770	3,153,166
HP Inc	187,886	4,118,461
Intel Corp	536,897	27,961,596
International Business Machines Corp	98,266	15,076,952
Intuit Inc	27,900	4,836,465
IPG Photonics Corp *	4,342	1,013,336
KLA-Tencor Corp	17,965	1,958,365
Lam Research Corp	18,691	3,797,264

	Shares	Value
Microchip Technology Inc	26,876	$2,455,391
Micron Technology Inc *	132,646	6,916,162
Microsoft Corp	883,321	80,620,708
NetApp Inc	30,736	1,896,104
NVIDIA Corp	69,406	16,073,736
Oracle Corp	346,647	15,859,100
Paychex Inc	36,652	2,257,397
Qorvo Inc *	14,513	1,022,441
QUALCOMM Inc	169,836	9,410,613
Red Hat Inc *	20,299	3,034,903
salesforce.com Inc *	78,686	9,151,182
Seagate Technology PLC	32,671	1,911,907
Skyworks Solutions Inc	20,931	2,098,542
Synopsys Inc *	17,051	1,419,325
Take-Two Interactive Software Inc *	13,125	1,283,363
Texas Instruments Inc	112,869	11,725,960
Western Digital Corp	34,130	3,149,175
Xerox Corp	24,563	706,923
Xilinx Inc	29,221	2,110,925

		416,952,078

Utilities - 2.8%

AES Corp	76,073	864,950
Alliant Energy Corp	26,727	1,092,065
Ameren Corp	27,867	1,578,108
American Electric Power Co Inc	56,413	3,869,368
American Water Works Co Inc	20,478	1,681,858
CenterPoint Energy Inc	49,472	1,355,533
CMS Energy Corp	32,316	1,463,592
Consolidated Edison Inc	35,601	2,774,742
Dominion Energy Inc	74,741	5,039,786
DTE Energy Co	20,524	2,142,706
Duke Energy Corp	80,288	6,219,911
Edison International	37,360	2,378,337
Entergy Corp	20,724	1,632,637
Eversource Energy	36,352	2,141,860
Exelon Corp	110,764	4,320,904
FirstEnergy Corp	51,290	1,744,373
NextEra Energy Inc	53,958	8,812,960
NiSource Inc	39,029	933,183
NRG Energy Inc	34,619	1,056,918
PG&E Corp	59,065	2,594,725
Pinnacle West Capital Corp	12,851	1,025,510
PPL Corp	79,661	2,253,610
Public Service Enterprise Group Inc	57,941	2,910,956
SCANA Corp	16,363	614,431
Sempra Energy	29,276	3,256,077
The Southern Co	115,682	5,166,358
WEC Energy Group Inc	36,206	2,270,116
Xcel Energy Inc	58,345	2,653,530

		73,849,104

Total Common Stocks (Cost $1,817,105,995)		2,580,595,855

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $71,745,107; collateralized by U.S. Treasury Notes: 1.125% - 2.125% due 09/30/21and value $73,179,529)	$71,742,875	$71,742,875

Total Short-Term Investment (Cost $71,742,875)		71,742,875

TOTAL INVESTMENTS - 99.7% (Cost $1,888,848,870)		2,652,338,730

DERIVATIVES - (0.1%)
(See Note (b) in Notes to Schedule of Investments)		(2,347,897)

OTHER ASSETS & LIABILITIES, NET - 0.4%		11,366,248

NET ASSETS - 100.0%		$2,661,357,081

Notes to Schedule of Investments

(a)	As of March 31, 2018, $3,474,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/18	597	$81,241,447	$78,893,550	($2,347,897)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,580,595,855	$2,580,595,855	$-	$-
	Short-Term Investment	71,742,875	-	71,742,875	-

	Total Assets	2,652,338,730	2,580,595,855	71,742,875	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(2,347,897)	(2,347,897)	-	-

	Total Liabilities	(2,347,897)	(2,347,897)	-	-

	Total	$2,649,990,833	$2,578,247,958	$71,742,875	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Basic Materials - 2.5%

The Sherwin-Williams Co	12,204	$4,785,432

Communications - 13.7%

Alphabet Inc ‘C’ *	9,059	9,346,985
Amazon.com Inc *	6,996	10,125,591
Ctrip.com International Ltd ADR * (China)	63,706	2,969,974
Switch Inc ‘A’	86,524	1,376,597
The Trade Desk Inc ‘A’ *	44,426	2,204,418

		26,023,565

Consumer, Cyclical - 5.4%

Aptiv PLC	37,586	3,193,682
Live Nation Entertainment Inc *	32,261	1,359,479
NIKE Inc ‘B’	59,123	3,928,132
Under Armour Inc ‘C’ *	120,827	1,733,868

		10,215,161

Consumer, Non-Cyclical - 21.8%

Allergan PLC	22,106	3,720,219
BeiGene Ltd ADR * (China)	12,434	2,088,912
Boston Scientific Corp *	158,170	4,321,204
Celgene Corp *	38,807	3,461,972
CoStar Group Inc *	8,259	2,995,374
Humana Inc	12,720	3,419,518
ICU Medical Inc *	8,024	2,025,258
Intuitive Surgical Inc *	9,250	3,818,677
LendingTree Inc *	8,853	2,905,112
Nektar Therapeutics *	14,846	1,577,536
The Cooper Cos Inc	19,433	4,446,465
WEX Inc *	16,648	2,607,410
Zoetis Inc	48,551	4,054,494

		41,442,151

Financial - 19.1%

American Tower Corp REIT	33,868	4,922,375
Intercontinental Exchange Inc	76,870	5,574,612
Mastercard Inc ‘A’	63,318	11,090,781
Pagseguro Digital Ltd ‘A’ * (Brazil)	42,615	1,633,007
SVB Financial Group *	27,752	6,660,757
TD Ameritrade Holding Corp	106,551	6,311,016

		36,192,548

	Shares	Value
Industrial - 8.6%

Ball Corp	87,385	$3,470,058
Harris Corp	28,631	4,617,608
Rexnord Corp *	116,000	3,442,880
TE Connectivity Ltd	31,274	3,124,272
Vulcan Materials Co	13,880	1,584,680

		16,239,498

Technology - 24.9%

Activision Blizzard Inc	94,312	6,362,288
Adobe Systems Inc *	19,325	4,175,746
Apple Inc	17,241	2,892,695
ASML Holding NV ‘NY’ (Netherlands)	27,189	5,398,648
Microsoft Corp	92,509	8,443,297
NVIDIA Corp	11,375	2,634,336
salesforce.com Inc *	54,048	6,285,782
Texas Instruments Inc	60,669	6,302,902
The Ultimate Software Group Inc *	19,401	4,728,024

		47,223,718

Total Common Stocks (Cost $136,554,721)		182,122,073

	Principal Amount

SHORT-TERM INVESTMENT - 4.0%

U.S. Government Agency Issue - 4.0%

Federal Home Loan Bank 1.346% due 04/02/18	$7,600,000	7,600,000

Total Short-Term Investment (Cost $7,599,768)		7,600,000

TOTAL INVESTMENTS - 100.0% (Cost $144,154,489)		189,722,073

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(21,043)

NET ASSETS - 100.0%		$189,701,030

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$182,122,073	$182,122,073	$-	$-
	Short-Term Investment	7,600,000	-	7,600,000	-

	Total	$189,722,073	$182,122,073	$7,600,000	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 2.1%

Monsanto Co	74,728	$8,720,010
The Sherwin-Williams Co	58,108	22,785,309
Univar Inc *	37,716	1,046,619

		32,551,938

Communications - 22.0%

Alibaba Group Holding Ltd ADR * (China)	58,422	10,722,774
Alphabet Inc ‘A’ *	58,553	60,727,658
Alphabet Inc ‘C’ *	34,244	35,332,617
Amazon.com Inc *	59,035	85,443,717
Booking Holdings Inc *	10,540	21,927,311
Comcast Corp ‘A’	486,260	16,615,504
Facebook Inc ‘A’ *	402,698	64,347,114
Netflix Inc *	130,421	38,519,842

		333,636,537

Consumer, Cyclical - 5.2%

Aramark	230,742	9,128,154
Costco Wholesale Corp	22,087	4,161,853
Dollar Tree Inc *	81,196	7,705,500
Lululemon Athletica Inc *	26,702	2,379,682
Marriott International Inc ‘A’	110,998	15,093,508
NIKE Inc ‘B’	261,834	17,396,251
Ross Stores Inc	46,703	3,641,900
Six Flags Entertainment Corp	89,899	5,597,112
Starbucks Corp	249,903	14,466,885

		79,570,845

Consumer, Non-Cyclical - 21.4%

Abbott Laboratories	200,914	12,038,767
Biogen Inc *	30,257	8,284,972
BioMarin Pharmaceutical Inc *	38,770	3,143,084
Bristol-Myers Squibb Co	215,996	13,661,747
Celgene Corp *	34,545	3,081,759
Colgate-Palmolive Co	170,536	12,224,021
Constellation Brands Inc ‘A’	109,072	24,859,690
Danaher Corp	282,942	27,702,851
Edwards Lifesciences Corp *	73,502	10,254,999
Eli Lilly & Co	69,924	5,410,020
FleetCor Technologies Inc *	57,982	11,741,355
Global Payments Inc	136,899	15,266,977
Medtronic PLC	223,290	17,912,324
Monster Beverage Corp *	180,606	10,332,469
PayPal Holdings Inc *	142,700	10,826,649
Pernod Ricard SA (France)	24,055	4,003,193
Philip Morris International Inc	166,451	16,545,229
Regeneron Pharmaceuticals Inc *	18,914	6,513,225
Stryker Corp	60,263	9,697,522
The Cooper Cos Inc	6,732	1,540,349
The Estee Lauder Cos Inc ‘A’	78,385	11,735,802
Thermo Fisher Scientific Inc	171,531	35,414,290
Verisk Analytics Inc *	134,749	14,013,896
Vertex Pharmaceuticals Inc *	86,192	14,047,572
Worldpay Inc ‘A’ *	73,705	6,061,499
Zoetis Inc	224,609	18,757,098

		325,071,359

Energy - 0.8%

Concho Resources Inc *	25,120	3,776,290
Pioneer Natural Resources Co	46,435	7,976,604

		11,752,894

	Shares	Value
Financial - 14.1%

American Tower Corp REIT	155,445	$22,592,376
Aon PLC	130,452	18,306,329
Intercontinental Exchange Inc	210,676	15,278,223
Mastercard Inc ‘A’	284,333	49,803,768
Morgan Stanley	276,272	14,907,637
The Blackstone Group LP	132,506	4,233,567
The Charles Schwab Corp	356,471	18,614,916
The Goldman Sachs Group Inc	34,352	8,651,895
Visa Inc ‘A’	520,240	62,231,109

		214,619,820

Industrial - 8.4%

AMETEK Inc	169,160	12,851,085
Amphenol Corp ‘A’	144,376	12,435,105
Canadian Pacific Railway Ltd (NYSE) (Canada)	72,944	12,874,616
FLIR Systems Inc	75,297	3,765,603
Fortive Corp	138,370	10,726,442
Honeywell International Inc	57,768	8,348,054
Roper Technologies Inc	66,705	18,723,426
TE Connectivity Ltd	73,762	7,368,824
Union Pacific Corp	115,469	15,522,498
Vulcan Materials Co	145,140	16,570,634
Xylem Inc	114,470	8,805,032

		127,991,319

Technology - 24.5%

Activision Blizzard Inc	394,436	26,608,653
Adobe Systems Inc *	271,419	58,648,218
Analog Devices Inc	103,357	9,418,923
Apple Inc	129,812	21,779,857
Broadcom Ltd	16,376	3,859,004
Cognizant Technology Solutions Corp ‘A’	167,826	13,509,993
Dropbox Inc ‘A’ *	6,971	217,844
Electronic Arts Inc *	216,968	26,305,200
Fidelity National Information Services Inc	158,233	15,237,838
Fiserv Inc *	404,882	28,872,135
Intuit Inc	115,267	19,981,535
Microsoft Corp	911,301	83,174,442
NVIDIA Corp	119,056	27,572,179
PTC Inc *	41,395	3,229,224
salesforce.com Inc *	284,742	33,115,495

		371,530,540

Total Common Stocks (Cost $1,089,899,310)		1,496,725,252

	Principal Amount

SHORT-TERM INVESTMENTS - 3.1%

U.S. Government Agency Issues - 3.1%

Federal Home Loan Bank 1.115% due 04/02/18	$16,008,000	16,008,000
1.217% due 04/02/18	30,342,000	30,342,000

		46,350,000

Total Short-Term Investments (Cost $46,348,499)		46,350,000

TOTAL INVESTMENTS - 101.6% (Cost $1,136,247,809)		1,543,075,252

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(24,348,328)

NET ASSETS - 100.0%		$1,518,726,924

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,496,725,252	$1,496,725,252	$-	$-
	Short-Term Investments	46,350,000	-	46,350,000	-

	Total	$1,543,075,252	$1,496,725,252	$46,350,000	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 2.2%

DowDuPont Inc	219,963	$14,013,843
The Sherwin-Williams Co	47,291	18,543,747

		32,557,590

Communications - 28.9%

Alibaba Group Holding Ltd ADR * (China)	58,922	10,814,544
Alphabet Inc ‘A’ *	71,047	73,685,685
Amazon.com Inc *	84,606	122,453,648
Booking Holdings Inc *	25,395	52,831,504
Facebook Inc ‘A’ *	262,193	41,895,819
MercadoLibre Inc (Argentina)	59,077	21,054,452
Netflix Inc *	159,928	47,234,735
Tencent Holdings Ltd (China)	949,000	50,941,882
Zayo Group Holdings Inc *	171,360	5,853,658

		426,765,927

Consumer, Cyclical - 7.3%

Domino’s Pizza Inc	69,465	16,224,245
Mohawk Industries Inc *	45,283	10,515,618
NIKE Inc ‘B’	318,102	21,134,697
Tesla Inc *	33,112	8,812,097
The Home Depot Inc	127,105	22,655,195
Ulta Beauty Inc *	136,224	27,826,477

		107,168,329

Consumer, Non-Cyclical - 21.0%

Alexion Pharmaceuticals Inc *	144,238	16,076,767
Becton Dickinson & Co	99,249	21,507,258
Biogen Inc *	9,125	2,498,608
Boston Scientific Corp *	921,183	25,166,720
Constellation Brands Inc ‘A’	156,911	35,763,155
CoStar Group Inc *	48,008	17,411,541
Dr Pepper Snapple Group Inc	111,929	13,250,155
Equifax Inc	168,047	19,797,617
Illumina Inc *	91,281	21,580,654
PayPal Holdings Inc *	310,201	23,534,950
S&P Global Inc	113,113	21,611,370
UnitedHealth Group Inc	295,684	63,276,376
Vertex Pharmaceuticals Inc *	83,998	13,689,994
Zoetis Inc	173,524	14,490,989

		309,656,154

Financial - 11.5%

Bank of America Corp	1,240,587	37,205,204
Berkshire Hathaway Inc ‘B’ *	124,658	24,866,778
First Republic Bank	149,679	13,861,772
Mastercard Inc ‘A’	149,540	26,193,427
Visa Inc ‘A’	571,386	68,349,193

		170,476,374

Industrial - 8.0%

Caterpillar Inc	72,844	10,735,749
Flex Ltd *	503,609	8,223,935
Honeywell International Inc	94,156	13,606,483
Rockwell Automation Inc	41,413	7,214,144
Roper Technologies Inc	53,100	14,904,639
TransDigm Group Inc	46,954	14,412,061
Union Pacific Corp	229,042	30,790,116
Vulcan Materials Co	161,769	18,469,167

		118,356,294

Technology - 19.3%

Activision Blizzard Inc	175,133	11,814,472
Adobe Systems Inc *	150,826	32,590,482
Applied Materials Inc	291,785	16,226,164
ASML Holding NV ‘NY’ (Netherlands)	117,637	23,358,003

	Shares	Value
Autodesk Inc *	193,314	$24,276,372
Broadcom Ltd	72,763	17,146,601
Electronic Arts Inc *	214,244	25,974,942
Microsoft Corp	925,058	84,430,044
NVIDIA Corp	105,993	24,546,919
salesforce.com Inc *	147,812	17,190,536
Workday Inc ‘A’ *	65,472	8,322,146

		285,876,681

Total Common Stocks (Cost $1,204,707,720)		1,450,857,349

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $32,464,292; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $33,116,413)	$32,463,282	32,463,282

Total Short-Term Investment (Cost $32,463,282)		32,463,282

TOTAL INVESTMENTS - 100.4% (Cost $1,237,171,002)		1,483,320,631

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(5,650,174)

NET ASSETS - 100.0%		$1,477,670,457

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$32,557,590	$32,557,590	$-	$-
	Communications	426,765,927	375,824,045	50,941,882	-
	Consumer, Cyclical	107,168,329	107,168,329	-	-
	Consumer, Non-Cyclical	309,656,154	309,656,154	-	-
	Financial	170,476,374	170,476,374	-	-
	Industrial	118,356,294	118,356,294	-	-
	Technology	285,876,681	285,876,681	-	-

	Total Common Stocks	1,450,857,349	1,399,915,467	50,941,882	-

	Short-Term Investment	32,463,282	-	32,463,282	-

	Total	$1,483,320,631	$1,399,915,467	$83,405,164	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 3.7%

Air Products & Chemicals Inc	114,511	$18,210,684
Freeport-McMoRan Inc *	1,131,506	19,880,561
PPG Industries Inc	188,078	20,989,505

		59,080,750

Communications - 12.1%

Charter Communications Inc ‘A’ *	120,889	37,623,074
DISH Network Corp ‘A’ *	803,987	30,463,067
Motorola Solutions Inc	420,203	44,247,376
Time Warner Inc	529,077	50,040,103
Twenty-First Century Fox Inc ‘B’	866,048	31,498,166

		193,871,786

Consumer, Cyclical - 1.8%

The Home Depot Inc	162,274	28,923,718

Consumer, Non-Cyclical - 20.0%

AmerisourceBergen Corp	222,280	19,162,759
Amgen Inc	172,466	29,402,004
Anheuser-Busch InBev SA/NV ADR (Belgium)	149,003	16,381,390
Anthem Inc	186,728	41,024,142
British American Tobacco PLC ADR (United Kingdom)	327,180	18,875,014
CVS Health Corp	509,646	31,705,078
Johnson & Johnson	234,933	30,106,664
Kimberly-Clark Corp	129,011	14,207,981
McCormick & Co Inc	164,068	17,455,194
Merck & Co Inc	614,468	33,470,072
Novartis AG ADR (Switzerland)	164,940	13,335,399
Philip Morris International Inc	316,356	31,445,786
UnitedHealth Group Inc	111,957	23,958,798

		320,530,281

Energy - 11.4%

Chevron Corp	275,156	31,378,790
Exxon Mobil Corp	360,270	26,879,744
Halliburton Co	653,871	30,692,705
National Oilwell Varco Inc	480,082	17,671,818
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	342,291	21,841,589
Schlumberger Ltd	314,882	20,398,056
Suncor Energy Inc (NYSE) (Canada)	989,857	34,189,661

		183,052,363

Financial - 30.4%

American Express Co	412,143	38,444,699
American Tower Corp REIT	188,022	27,327,118
Bank of America Corp	1,144,728	34,330,393
Capital One Financial Corp	209,885	20,111,181
Citigroup Inc	539,550	36,419,625

	Shares	Value
JPMorgan Chase & Co	723,741	$79,589,798
Marsh & McLennan Cos Inc	375,324	30,998,009
MetLife Inc	324,889	14,909,156
State Street Corp	271,045	27,031,318
Synchrony Financial	508,919	17,064,054
The Bank of New York Mellon Corp	403,175	20,775,608
The Progressive Corp	442,124	26,938,615
The Travelers Cos Inc	174,947	24,293,140
US Bancorp	831,220	41,976,610
Wells Fargo & Co	930,879	48,787,368

		488,996,692

Industrial - 11.6%

Honeywell International Inc	317,502	45,882,214
Illinois Tool Works Inc	256,593	40,197,860
Martin Marietta Materials Inc	136,300	28,254,990
TE Connectivity Ltd	388,490	38,810,151
United Technologies Corp	262,638	33,045,113

		186,190,328

Technology - 5.2%

Microsoft Corp	450,124	41,082,817
Oracle Corp	634,419	29,024,669
Xerox Corp	465,001	13,382,729

		83,490,215

Utilities - 1.5%

Sempra Energy	215,308	23,946,556

Total Common Stocks (Cost $1,126,299,530)		1,568,082,689

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $35,418,794; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $36,130,127)	$35,417,693	35,417,693

Total Short-Term Investment (Cost $35,417,693)		35,417,693

TOTAL INVESTMENTS - 99.9% (Cost $1,161,717,223)		1,603,500,382

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,190,144

NET ASSETS - 100.0%		$1,605,690,526

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,568,082,689	$1,568,082,689	$-	$-
	Short-Term Investment	35,417,693	-	35,417,693	-

	Total	$1,603,500,382	$1,568,082,689	$35,417,693	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 123.3%

Basic Materials - 3.6%

Celanese Corp ‘A’	882	$88,385
DowDuPont Inc †	16,793	1,069,882
Eastman Chemical Co	6,501	686,376
Huntsman Corp	10,895	318,679

		2,163,322

Communications - 15.0%

Alphabet Inc ‘A’ *	1,203	1,247,679
Alphabet Inc ‘C’ *	1,522	1,570,384
Amazon.com Inc * †	1,243	1,799,044
Charter Communications Inc ‘A’ * †	2,606	811,039
Comcast Corp ‘A’ †	8,323	284,397
DISH Network Corp ‘A’ * †	6,648	251,893
Expedia Group Inc †	1,490	164,511
Facebook Inc ‘A’ *	5,802	927,102
T-Mobile US Inc * †	3,047	185,989
The Walt Disney Co †	3,149	316,286
Time Warner Inc †	2,010	190,106
Twenty-First Century Fox Inc ‘A’	17,316	635,324
Twenty-First Century Fox Inc ‘B’ †	14,769	537,148

		8,920,902

Consumer, Cyclical - 10.9%

Aptiv PLC	6,089	517,382
AutoZone Inc * †	775	502,735
Delta Air Lines Inc	8,270	453,279
Dollar Tree Inc *	3,782	358,912
DR Horton Inc †	2,459	107,803
Fastenal Co †	5,415	295,605
Hilton Worldwide Holdings Inc	3,501	275,739
Lennar Corp ‘A’ †	5,537	326,351
Lowe’s Cos Inc	6,389	560,635
Mohawk Industries Inc * †	1,107	257,067
NIKE Inc ‘B’ †	6,441	427,940
O’Reilly Automotive Inc * †	817	202,109
PACCAR Inc †	2,700	178,659
PVH Corp †	2,791	422,641
Ralph Lauren Corp	2,748	307,226
Ross Stores Inc	746	58,173
The Home Depot Inc †	5,534	986,380
Walgreens Boots Alliance Inc	4,035	264,171

		6,502,807

Consumer, Non-Cyclical - 25.1%

AbbVie Inc	2,330	220,534
Allergan PLC †	2,526	425,101
AmerisourceBergen Corp	7,965	686,663
Anthem Inc †	635	139,509
Biogen Inc * †	1,640	449,065
Boston Scientific Corp * †	13,974	381,770
Bristol-Myers Squibb Co †	7,020	444,015
Celgene Corp * †	2,041	182,078
Cigna Corp	795	133,353
Colgate-Palmolive Co †	852	61,071
Danaher Corp †	2,829	276,987
Eli Lilly & Co †	3,671	284,025
Gilead Sciences Inc †	6,861	517,251
Medtronic PLC †	7,772	623,470
Merck & Co Inc	7,675	418,057
Molson Coors Brewing Co ‘B’	1,705	128,438
Mondelez International Inc ‘A’ †	23,963	999,976
Mylan NV * †	8,909	366,784
PayPal Holdings Inc * †	9,276	703,770
PepsiCo Inc †	6,067	662,213
Pfizer Inc	32,495	1,153,248
Philip Morris International Inc	9,715	965,671

	Shares	Value
S&P Global Inc †	1,977	$377,726
Square Inc ‘A’ * †	912	44,870
The Coca-Cola Co †	6,389	277,474
The Estee Lauder Cos Inc ‘A’ †	249	37,280
The Kraft Heinz Co †	2,236	139,280
The Kroger Co †	3,410	81,635
UnitedHealth Group Inc †	6,443	1,378,802
Vertex Pharmaceuticals Inc * †	1,624	264,680
WEX Inc * †	3,403	532,978
Worldpay Inc ‘A’ *	8,463	695,997
Zimmer Biomet Holdings Inc †	7,955	867,413

		14,921,184

Energy - 9.6%

Andeavor †	3,425	344,418
Chevron Corp	6,015	685,951
Concho Resources Inc * †	1,883	283,071
Diamondback Energy Inc * †	888	112,350
EOG Resources Inc †	6,305	663,727
EQT Corp †	1,721	81,765
Marathon Petroleum Corp	4,408	322,269
Occidental Petroleum Corp †	24,750	1,607,760
Parsley Energy Inc ‘A’ * †	10,568	306,366
Pioneer Natural Resources Co	6,231	1,070,361
TransCanada Corp (NYSE) † (Canada)	3,067	126,698
Valero Energy Corp	1,298	120,415

		5,725,151

Financial - 22.0%

American International Group Inc †	8,278	450,489
AvalonBay Communities Inc REIT †	1,876	308,527
Axis Capital Holdings Ltd †	2,317	133,390
Bank of America Corp	48,671	1,459,643
Berkshire Hathaway Inc ‘B’ * †	2,156	430,079
Boston Properties Inc REIT †	1,279	157,598
Capital One Financial Corp †	6,565	629,058
Chubb Ltd †	2,815	385,008
Citigroup Inc	18,375	1,240,312
First Republic Bank †	2,575	238,471
Intercontinental Exchange Inc	3,702	268,469
JBG SMITH Properties REIT	1,596	53,801
KeyCorp †	27,858	544,624
Lincoln National Corp †	7,284	532,169
Mastercard Inc ‘A’	3,417	598,522
Morgan Stanley	20,227	1,091,449
Principal Financial Group Inc	1,579	96,177
RenaissanceRe Holdings Ltd † (Bermuda)	1,460	202,225
Signature Bank * †	465	66,007
State Street Corp †	1,262	125,859
SunTrust Banks Inc †	4,610	313,664
SVB Financial Group *	2,202	528,502
The Bank of New York Mellon Corp †	5,160	265,895
The Charles Schwab Corp †	5,722	298,803
The Goldman Sachs Group Inc †	2,171	546,788
The Hartford Financial Services Group Inc †	8,640	445,133
Visa Inc ‘A’	4,819	576,449
Vornado Realty Trust REIT †	2,431	163,606
Voya Financial Inc †	8,533	430,916
Wells Fargo & Co	7,685	402,771
Zions Bancorp †	1,119	59,005

		13,043,409

Industrial - 14.7%

Agilent Technologies Inc †	2,476	165,644
Allegion PLC †	3,179	271,137
Ball Corp †	3,740	148,515
Canadian Pacific Railway Ltd (NYSE) (Canada)	1,501	264,927
Caterpillar Inc †	1,897	279,580
Corning Inc †	2,736	76,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Dover Corp †	1,507	$148,018
Eaton Corp PLC	5,682	454,049
General Dynamics Corp †	1,863	411,537
Harris Corp †	597	96,284
Honeywell International Inc	2,879	416,044
Ingersoll-Rand PLC	1,279	109,367
Masco Corp	5,071	205,071
Norfolk Southern Corp †	7,773	1,055,418
Northrop Grumman Corp †	3,958	1,381,817
Parker-Hannifin Corp †	3,257	557,045
Stanley Black & Decker Inc †	2,721	416,857
Union Pacific Corp †	7,194	967,089
United Technologies Corp	1,960	246,607
Waste Connections Inc †	1,293	92,760
Waste Management Inc †	4,710	396,205
WestRock Co †	8,939	573,616

		8,733,867

Technology - 19.0%

Accenture PLC ‘A’ †	2,240	343,840
Adobe Systems Inc *	2,203	476,024
Analog Devices Inc †	6,611	602,461
Apple Inc †	10,685	1,792,729
Broadcom Ltd	4,059	956,503
DXC Technology Co	1,750	175,928
Fidelity National Information Services Inc	4,484	431,809
Hewlett Packard Enterprise Co †	22,772	399,421
International Business Machines Corp †	1,884	289,062
Intuit Inc †	489	84,768
Maxim Integrated Products Inc	1,910	115,020
Microchip Technology Inc †	4,059	370,830
Micron Technology Inc * †	2,993	156,055
Microsoft Corp	26,224	2,393,465
NVIDIA Corp †	2,897	670,916
ON Semiconductor Corp * †	5,506	134,677
Oracle Corp †	15,340	701,805
salesforce.com Inc * †	1,430	166,309
Texas Instruments Inc †	7,718	801,823
Workday Inc ‘A’ * †	1,571	199,690

		11,263,135

Utilities - 3.4%

American Electric Power Co Inc	3,080	211,257
Exelon Corp	1,615	63,001
FirstEnergy Corp †	4,754	161,684
Great Plains Energy Inc	2,860	90,919
NextEra Energy Inc †	4,113	671,776
NiSource Inc †	12,197	291,630
PG&E Corp †	1,446	63,523
Public Service Enterprise Group Inc †	2,753	138,311
Xcel Energy Inc †	6,702	304,807

		1,996,908

Total Common Stocks (Cost $74,188,740)		73,270,685

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $436,933; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $449,205)	$436,920	$436,920

Total Short-Term Investment (Cost $436,920)		436,920

TOTAL INVESTMENTS - 124.0% (Cost $74,625,660)		73,707,605

DERIVATIVES - 0.0%
(See Note (c) in Notes to Schedule of Investments)		7,142

TOTAL SECURITIES SOLD SHORT - (25.9%)
(See Securities Sold Short) (Proceeds $15,501,381)		(15,378,829)

OTHER ASSETS & LIABILITIES, NET - 1.9%		1,099,849

NET ASSETS - 100.0%		$59,435,767

	Shares	Value

SECURITIES SOLD SHORT

COMMON STOCKS - (25.9%)

Basic Materials - (1.1%)

Air Products & Chemicals Inc	572	($90,965)
Albemarle Corp	2,205	(204,492)
LyondellBasell Industries NV ‘A’	1,337	(141,294)
Praxair Inc	1,509	(217,749)

		(654,500)

Communications - (1.5%)

AT&T Inc	5,160	(183,954)
eBay Inc	6,041	(243,090)
FactSet Research Systems Inc	705	(140,591)
Omnicom Group Inc	3,893	(282,904)
The Interpublic Group of Cos Inc	2,480	(57,115)

		(907,654)

Consumer, Cyclical - (2.8%)

Bed Bath & Beyond Inc	3,867	(81,168)
Carnival Corp	1,860	(121,979)
Chipotle Mexican Grill Inc	186	(60,098)
Hanesbrands Inc	7,142	(131,556)
McDonald’s Corp	745	(116,503)
PulteGroup Inc	1,955	(57,653)
Ralph Lauren Corp	2,748	(307,226)
Target Corp	1,746	(121,225)
Tesla Inc	367	(97,670)
The TJX Cos Inc	670	(54,645)
Toll Brothers Inc	686	(29,670)
Walmart Inc	2,247	(199,916)
Whirlpool Corp	385	(58,947)
WW Grainger Inc	696	(196,460)

		(1,634,716)

Consumer, Non-Cyclical - (5.0%)

AmerisourceBergen Corp	1,983	(170,954)
Automatic Data Processing Inc	300	(34,044)
Avery Dennison Corp	259	(27,519)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Brown-Forman Corp ‘B’	1,380	($75,072)
Campbell Soup Co	1,399	(60,591)
Cardinal Health Inc	3,270	(204,964)
Church & Dwight Co Inc	3,260	(164,174)
Ecolab Inc	712	(97,594)
Edwards Lifesciences Corp	779	(108,686)
General Mills Inc	5,125	(230,932)
Henry Schein Inc	5,128	(344,653)
Humana Inc	775	(208,343)
Kimberly-Clark Corp	1,500	(165,195)
McCormick & Co Inc	1,201	(127,774)
Regeneron Pharmaceuticals Inc	401	(138,088)
Stryker Corp	1,530	(246,208)
The Clorox Co	1,190	(158,401)
The Hershey Co	897	(88,767)
The Procter & Gamble Co	3,517	(278,828)
Varian Medical Systems Inc	348	(42,682)

		(2,973,469)

Energy - (4.2%)

Apache Corp	6,022	(231,727)
Cheniere Energy Inc	1,619	(86,536)
Cimarex Energy Co	1,539	(143,896)
ConocoPhillips	3,969	(235,322)
Enbridge Inc (NYSE) (Canada)	10,912	(343,401)
Exxon Mobil Corp	9,113	(679,921)
Halliburton Co	3,799	(178,325)
Phillips 66	1,307	(125,367)
Schlumberger Ltd	6,957	(450,674)

		(2,475,169)

Financial - (4.3%)

Aflac Inc	2,148	(93,996)
Alexandria Real Estate Equities Inc REIT	1,005	(125,514)
American Express Co	120	(11,194)
Apartment Investment & Management Co ‘A’ REIT	3,027	(123,350)
Arch Capital Group Ltd	680	(58,201)
BancorpSouth Bank	3,491	(111,014)
Bank of Hawaii Corp	723	(60,081)
Extra Space Storage Inc REIT	2,248	(196,385)
Invesco Ltd	2,190	(70,102)
M&T Bank Corp	726	(133,845)
Nasdaq Inc	1,152	(99,325)
Northern Trust Corp	945	(97,458)
People’s United Financial Inc	11,395	(212,631)
Realty Income Corp REIT	3,517	(181,934)
Regency Centers Corp REIT	112	(6,606)
Simon Property Group Inc REIT	1,639	(252,980)
SL Green Realty Corp REIT	1,466	(141,953)
The Allstate Corp	967	(91,672)
The Travelers Cos Inc	210	(29,161)
Torchmark Corp	2,817	(237,107)
Unum Group	1,185	(56,418)
US Bancorp	2,128	(107,464)
WR Berkley Corp	860	(62,522)

		(2,560,913)

	Shares	Value
Industrial - (3.1%)

3M Co	92	($20,196)
AptarGroup Inc	660	(59,288)
Arconic Inc	1,250	(28,800)
Canadian National Railway Co (NYSE) (Canada)	7,647	(559,225)
Donaldson Co Inc	974	(43,879)
FedEx Corp	125	(30,014)
Fortune Brands Home & Security Inc	1,853	(109,123)
General Electric Co	15,652	(210,989)
Hubbell Inc	965	(117,518)
Johnson Controls International PLC	4,504	(158,721)
Knight-Swift Transportation Holdings Inc	620	(28,526)
Republic Services Inc	1,796	(118,949)
Sealed Air Corp	3,217	(137,655)
United Parcel Service Inc ‘B’	1,414	(147,989)
Werner Enterprises Inc	1,591	(58,071)

		(1,828,943)

Technology - (2.3%)

Applied Materials Inc	1,803	(100,265)
Cerner Corp	3,629	(210,482)
Paychex Inc	436	(26,853)
Qorvo Inc	1,955	(137,730)
QUALCOMM Inc	2,779	(153,984)
Seagate Technology PLC	1,197	(70,049)
Skyworks Solutions Inc	940	(94,244)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	7,869	(344,347)
Western Digital Corp	1,495	(137,944)
Xilinx Inc	1,300	(93,912)

		(1,369,810)

Utilities - (1.6%)

Dominion Energy Inc	3,060	(206,336)
DTE Energy Co	1,067	(111,395)
Edison International	1,018	(64,806)
PPL Corp	7,909	(223,745)
The Southern Co	8,226	(367,373)

		(973,655)

Total Common Stocks (Proceeds $15,501,381)		(15,378,829)

TOTAL SECURITIES SOLD SHORT - (25.9%) (Proceeds $15,501,381)		($15,378,829)

Notes to Schedule of Investments

(a)	As of March 31, 2018, $290,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	The Fund engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the Fund, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the Fund, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the Fund’s assets and (ii) borrowing securities sold short. As of March 31, 2018, the total value of securities out on loan was $34,319,875, and the cash collateral was $34,555,915 (See Note 6 in Supplemental Notes to Schedule of Investments).

(c)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/18	4	$521,458	$528,600	$7,142

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long	$73,270,685	$73,270,685	$-	$-
	Short-Term Investment	436,920	-	436,920	-
	Derivatives:
	Equity Contracts
	Futures	7,142	7,142	-	-

	Total Assets	73,714,747	73,277,827	436,920	-

Liabilities	Common Stocks - Short	(15,378,829)	(15,378,829)	-	-

	Total Liabilities	(15,378,829)	(15,378,829)	-	-

	Total	$58,335,918	$57,898,998	$436,920	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Basic Materials - 2.2%

DowDuPont Inc	165,386	$10,536,742
PPG Industries Inc	119,810	13,370,796

		23,907,538

Communications - 14.2%

Alphabet Inc ‘C’ *	39,673	40,934,205
Cisco Systems Inc	228,600	9,804,654
Comcast Corp ‘A’	797,870	27,263,218
eBay Inc *	344,810	13,875,154
Facebook Inc ‘A’ *	161,047	25,733,700
Motorola Solutions Inc	210,000	22,113,000
Verizon Communications Inc	304,542	14,563,198

		154,287,129

Consumer, Cyclical - 9.8%

Alaska Air Group Inc	91,110	5,645,176
Aptiv PLC	96,970	8,239,541
Best Buy Co Inc	174,830	12,236,352
CarMax Inc *	194,650	12,056,621
Delphi Technologies PLC	32,326	1,540,334
Fastenal Co	178,480	9,743,223
Lowe’s Cos Inc	233,000	20,445,750
McDonald’s Corp	94,050	14,707,539
O’Reilly Automotive Inc *	71,830	17,769,305
Whirlpool Corp	23,190	3,550,621

		105,934,462

Consumer, Non-Cyclical - 23.3%

Boston Scientific Corp *	374,610	10,234,345
Celgene Corp *	151,470	13,512,639
DaVita Inc *	162,650	10,725,141
Equifax Inc	46,150	5,436,932
Exact Sciences Corp *	148,920	6,005,944
Express Scripts Holding Co *	68,366	4,722,723
Gilead Sciences Inc	176,470	13,304,073
Laboratory Corp of America Holdings *	7,050	1,137,412
Merck & Co Inc	475,090	25,878,152
Mondelez International Inc ‘A’	347,900	14,517,867
Nielsen Holdings PLC	276,270	8,782,623
PayPal Holdings Inc *	192,240	14,585,249
PepsiCo Inc	261,330	28,524,169
Philip Morris International Inc	195,213	19,404,172
S&P Global Inc	98,921	18,899,846
Stryker Corp	79,190	12,743,255
The Kraft Heinz Co	237,300	14,781,417
UnitedHealth Group Inc	142,070	30,402,980

		253,598,939

Energy - 5.4%

Exxon Mobil Corp	219,190	16,353,766
Magellan Midstream Partners LP	307,575	17,947,001
Suncor Energy Inc (NYSE) (Canada)	693,460	23,952,108

		58,252,875

Financial - 18.4%

Berkshire Hathaway Inc ‘B’ *	126,290	25,192,329
CME Group Inc ‘A’	103,440	16,730,386
Discover Financial Services	171,656	12,347,216
Intercontinental Exchange Inc	249,380	18,085,037
JPMorgan Chase & Co	354,050	38,934,878
Marsh & McLennan Cos Inc	211,635	17,478,935
Mid-America Apartment Communities Inc REIT	81,140	7,403,214

	Shares	Value
SunTrust Banks Inc	197,690	$13,450,828
The Bank of New York Mellon Corp	335,490	17,287,800
The Progressive Corp	305,250	18,598,882
US Bancorp	289,850	14,637,425

		200,146,930

Industrial - 7.8%

Agilent Technologies Inc	221,865	14,842,768
Canadian Pacific Railway Ltd (NYSE) (Canada)	45,470	8,025,455
General Electric Co	798,100	10,758,388
Illinois Tool Works Inc	70,030	10,970,900
Lockheed Martin Corp	74,810	25,280,543
Republic Services Inc	120,750	7,997,273
Vulcan Materials Co	64,715	7,388,512

		85,263,839

Technology - 12.5%

Activision Blizzard Inc	162,700	10,975,742
Amdocs Ltd	224,975	15,010,332
Apple Inc	373,644	62,689,990
Applied Materials Inc	292,440	16,262,589
Cerner Corp *	123,160	7,143,280
Maxim Integrated Products Inc	118,320	7,125,230
ServiceNow Inc *	32,830	5,431,724
Western Digital Corp	116,808	10,777,874

		135,416,761

Utilities - 2.7%

National Grid PLC (United Kingdom)	1,586,657	17,860,175
PG&E Corp	256,480	11,267,166

		29,127,341

Total Common Stocks (Cost $897,610,392)		1,045,935,814

	Principal Amount

SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $39,975,696; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $40,776,595)	$39,974,453	39,974,453

Total Short-Term Investment (Cost $39,974,453)		39,974,453

TOTAL INVESTMENTS - 100.0% (Cost $937,584,845)		1,085,910,267

OTHER ASSETS & LIABILITIES, NET - 0.0%		138,837

NET ASSETS - 100.0%		$1,086,049,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$23,907,538	$23,907,538	$-	$-
	Communications	154,287,129	154,287,129	-	-
	Consumer, Cyclical	105,934,462	105,934,462	-	-
	Consumer, Non-Cyclical	253,598,939	253,598,939	-	-
	Energy	58,252,875	58,252,875	-	-
	Financial	200,146,930	200,146,930	-	-
	Industrial	85,263,839	85,263,839	-	-
	Technology	135,416,761	135,416,761	-	-
	Utilities	29,127,341	11,267,166	17,860,175	-

	Total Common Stocks	1,045,935,814	1,028,075,639	17,860,175	-

	Short-Term Investment	39,974,453	-	39,974,453	-

	Total	$1,085,910,267	$1,028,075,639	$57,834,628	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 5.7%

Albemarle Corp	20,784	$1,927,508
Celanese Corp ‘A’	58,363	5,848,556
CF Industries Holdings Inc	192,512	7,263,478
Huntsman Corp	152,588	4,463,199
Newmont Mining Corp	252,239	9,854,978
Steel Dynamics Inc	234,804	10,383,033
The Chemours Co	145,599	7,092,127
Westlake Chemical Corp	68,292	7,590,656

		54,423,535

Communications - 5.6%

Arista Networks Inc *	75,626	19,307,318
eBay Inc *	54,087	2,176,461
Expedia Group Inc	40,234	4,442,236
IAC/InterActiveCorp *	31,399	4,910,176
Match Group Inc *	105,790	4,701,307
Palo Alto Networks Inc *	30,307	5,501,327
Proofpoint Inc *	41,284	4,691,926
Sprint Corp *	1,640,436	8,005,328

		53,736,079

Consumer, Cyclical - 13.3%

Alaska Air Group Inc	69,460	4,303,742
Allison Transmission Holdings Inc	81,935	3,200,381
American Eagle Outfitters Inc	324,989	6,477,031
Best Buy Co Inc	91,865	6,429,631
Big Lots Inc	52,864	2,301,170
Brunswick Corp	84,538	5,020,712
Casey’s General Stores Inc	53,756	5,900,796
Chipotle Mexican Grill Inc *	6,138	1,983,249
Cracker Barrel Old Country Store Inc	28,560	4,546,752
Darden Restaurants Inc	26,869	2,290,582
DR Horton Inc	51,870	2,273,981
Hilton Grand Vacations Inc *	162,570	6,993,761
Lear Corp	22,298	4,149,435
Live Nation Entertainment Inc *	104,312	4,395,708
Mohawk Industries Inc *	16,627	3,861,122
O’Reilly Automotive Inc *	19,683	4,869,180
Polaris Industries Inc	38,501	4,409,134
PVH Corp	24,669	3,735,627
Ross Stores Inc	85,630	6,677,427
Royal Caribbean Cruises Ltd	82,835	9,752,993
Six Flags Entertainment Corp	76,677	4,773,910
Skechers U.S.A. Inc ‘A’ *	86,538	3,365,463
Spirit Airlines Inc *	101,001	3,815,818
Tenneco Inc	29,507	1,619,049
Texas Roadhouse Inc	63,105	3,646,207
Thor Industries Inc	45,596	5,251,291
Ulta Beauty Inc *	9,643	1,969,776
Vail Resorts Inc	17,651	3,913,227
WW Grainger Inc	18,436	5,203,930

		127,131,085

Consumer, Non-Cyclical - 15.9%

ABIOMED Inc *	104,435	30,389,541
Align Technology Inc *	15,887	3,989,702
AMERCO	9,629	3,322,968
BioMarin Pharmaceutical Inc *	28,342	2,297,686
Conagra Brands Inc	75,679	2,791,041
Edwards Lifesciences Corp *	49,550	6,913,216
Exelixis Inc *	146,384	3,242,406
H&R Block Inc	234,675	5,963,092
Hormel Foods Corp	134,506	4,616,246
Humana Inc	16,276	4,375,477
Illumina Inc *	30,822	7,286,937
Ionis Pharmaceuticals Inc *	91,904	4,051,128

	Shares	Value
LendingTree Inc *	21,327	$6,998,455
ManpowerGroup Inc	59,443	6,841,889
MarketAxess Holdings Inc	19,232	4,181,806
Molina Healthcare Inc *	56,795	4,610,618
Monster Beverage Corp *	88,019	5,035,567
Nektar Therapeutics *	102,427	10,883,893
NuVasive Inc *	48,903	2,553,226
Robert Half International Inc	77,074	4,461,814
S&P Global Inc	35,286	6,741,743
Teleflex Inc	25,005	6,375,775
The Clorox Co	27,158	3,615,001
Tyson Foods Inc ‘A’	61,425	4,495,696
United Rentals Inc *	34,942	6,035,532

		152,070,455

Energy - 6.5%

Andeavor	116,169	11,681,955
Devon Energy Corp	153,497	4,879,670
Marathon Petroleum Corp	181,750	13,287,742
Newfield Exploration Co *	300,016	7,326,391
Oceaneering International Inc	163,523	3,031,716
Parsley Energy Inc ‘A’ *	170,455	4,941,490
Patterson-UTI Energy Inc	178,872	3,132,049
RPC Inc	314,248	5,665,891
RSP Permian Inc *	104,801	4,913,071
TechnipFMC PLC (United Kingdom)	112,202	3,304,349

		62,164,324

Financial - 20.9%

Affiliated Managers Group Inc	19,106	3,622,115
Ameriprise Financial Inc	28,587	4,229,161
Arch Capital Group Ltd *	46,367	3,968,552
Cboe Global Markets Inc	39,515	4,508,662
Citizens Financial Group Inc	162,718	6,830,902
Comerica Inc	139,769	13,408,040
Cousins Properties Inc REIT	1,212,787	10,526,991
Ellie Mae Inc *	26,489	2,435,399
EPR Properties REIT	132,298	7,329,309
Evercore Inc ‘A’	55,760	4,862,272
Everest Re Group Ltd	67,702	17,387,228
First Horizon National Corp	659,663	12,421,454
Host Hotels & Resorts Inc REIT	530,509	9,888,688
KeyCorp	438,559	8,573,828
Lamar Advertising Co ‘A’ REIT	110,675	7,045,570
Lincoln National Corp	58,836	4,298,558
Omega Healthcare Investors Inc REIT	68,478	1,851,645
Outfront Media Inc REIT	411,915	7,719,287
SunTrust Banks Inc	200,551	13,645,490
T Rowe Price Group Inc	35,928	3,879,146
The Hanover Insurance Group Inc	50,072	5,902,988
Umpqua Holdings Corp	511,255	10,945,970
Unum Group	98,010	4,666,256
Voya Financial Inc	394,756	19,935,178
White Mountains Insurance Group Ltd	5,877	4,833,950
WR Berkley Corp	68,386	4,971,662

		199,688,301

Industrial - 14.3%

Aerojet Rocketdyne Holdings Inc *	212,706	5,949,387
AGCO Corp	77,432	5,021,465
BWX Technologies Inc	109,124	6,932,648
Coherent Inc *	23,958	4,489,729
Dycom Industries Inc *	58,211	6,265,250
Garmin Ltd	79,556	4,688,235
Harris Corp	79,879	12,882,885
Hexcel Corp	128,531	8,301,817
Huntington Ingalls Industries Inc	16,825	4,336,812
Keysight Technologies Inc *	241,571	12,655,905
L3 Technologies Inc	13,892	2,889,536
Martin Marietta Materials Inc	25,973	5,384,203

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Masco Corp	57,620	$2,330,153
Norfolk Southern Corp	42,627	5,787,894
Old Dominion Freight Line Inc	29,149	4,284,028
Owens Corning	58,955	4,739,982
Parker-Hannifin Corp	39,401	6,738,753
Rockwell Automation Inc	23,578	4,107,288
Textron Inc	155,312	9,158,749
The Timken Co	105,078	4,791,557
Universal Display Corp	26,770	2,703,770
Vulcan Materials Co	38,517	4,397,486
Xylem Inc	91,280	7,021,257

		135,858,789

Technology - 13.9%

Analog Devices Inc	47,662	4,343,438
Aspen Technology Inc *	46,239	3,647,795
DXC Technology Co	364,149	36,607,899
Fiserv Inc *	57,414	4,094,192
IPG Photonics Corp *	19,407	4,529,206
Jack Henry & Associates Inc	45,835	5,543,743
KLA-Tencor Corp	50,780	5,535,528
Lam Research Corp	24,022	4,880,310
Micron Technology Inc *	107,091	5,583,725
ON Semiconductor Corp *	222,364	5,439,023
Paychex Inc	74,666	4,598,679
Red Hat Inc *	35,444	5,299,232
Science Applications International Corp	78,167	6,159,560
ServiceNow Inc *	33,562	5,552,833
Skyworks Solutions Inc	60,532	6,068,938
Take-Two Interactive Software Inc *	42,686	4,173,837
Veeva Systems Inc ‘A’ *	55,992	4,088,536
Western Digital Corp	84,361	7,783,989
Workday Inc ‘A’ *	32,293	4,104,763
Xilinx Inc	57,425	4,148,382

		132,183,608

	Shares	Value
Utilities - 3.1%

American Water Works Co Inc	12,144	$997,387
Atmos Energy Corp	235,266	19,818,808
CMS Energy Corp	14,968	677,901
ONE Gas Inc	74,532	4,920,603
PG&E Corp	64,277	2,823,688

		29,238,387

Total Common Stocks (Cost $828,197,780)		946,494,563

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $14,121,891; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $14,405,010)	$14,121,451	14,121,451

Total Short-Term Investment (Cost $14,121,451)		14,121,451

TOTAL INVESTMENTS - 100.7% (Cost $842,319,231)		960,616,014

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(6,373,186)

NET ASSETS - 100.0%		$954,242,828

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$946,494,563	$946,494,563	$-	$-
	Short-Term Investment	14,121,451	-	14,121,451	-

	Total	$960,616,014	$946,494,563	$14,121,451	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Basic Materials - 1.5%

Axalta Coating Systems Ltd *	429,748	$12,974,092

Communications - 8.3%

Arista Networks Inc *	49,131	12,543,144
GrubHub Inc *	288,306	29,254,410
MercadoLibre Inc (Argentina)	64,415	22,956,862
Pandora Media Inc *	1,827,358	9,191,611

		73,946,027

Consumer, Cyclical - 27.0%

BorgWarner Inc	386,073	19,392,447
Burberry Group PLC (United Kingdom)	479,985	11,441,156
Chipotle Mexican Grill Inc *	63,055	20,373,701
Duluth Holdings Inc ‘B’ *	159,959	2,996,032
Dunkin’ Brands Group Inc	299,323	17,866,590
Fastenal Co	494,083	26,971,991
Lululemon Athletica Inc *	215,083	19,168,197
Mohawk Industries Inc *	38,211	8,873,358
Norwegian Cruise Line Holdings Ltd *	228,294	12,092,733
O’Reilly Automotive Inc *	53,883	13,329,577
Polaris Industries Inc	201,001	23,018,635
The Scotts Miracle-Gro Co	98,110	8,412,932
Tiffany & Co	189,009	18,458,619
Tractor Supply Co	333,340	21,007,087
WABCO Holdings Inc *	49,531	6,630,715
Williams-Sonoma Inc	181,898	9,596,938

		239,630,708

Consumer, Non-Cyclical - 26.9%

ABIOMED Inc *	46,708	13,591,561
BioMarin Pharmaceutical Inc *	149,309	12,104,481
CoStar Group Inc *	76,750	27,835,690
DENTSPLY SIRONA Inc	201,946	10,159,903
Edwards Lifesciences Corp *	151,400	21,123,328
Glaukos Corp *	75,865	2,338,918
Intuitive Surgical Inc *	69,895	28,854,753
Jazz Pharmaceuticals PLC *	63,166	9,537,434
Laboratory Corp of America Holdings *	83,302	13,474,098
MarketAxess Holdings Inc	49,056	10,666,737
Sprouts Farmers Market Inc *	555,634	13,040,730
Square Inc ‘A’ *	296,939	14,609,399
The Cooper Cos Inc	32,986	7,547,527
The Hain Celestial Group Inc *	98,477	3,158,157
The Hershey Co	83,355	8,248,811
TransUnion *	244,200	13,865,676
Zoetis Inc	347,098	28,986,154

		239,143,357

Financial - 6.9%

CME Group Inc ‘A’	110,247	17,831,350
First Republic Bank	157,151	14,553,754
Oaktree Capital Group LLC	189,331	7,497,508
Signature Bank *	73,130	10,380,803
Western Alliance Bancorp *	188,486	10,952,921

		61,216,336

Industrial - 13.9%

Allegion PLC	131,043	11,176,658
AO Smith Corp	211,793	13,467,917
Expeditors International of Washington Inc	290,179	18,368,331
Harris Corp	96,020	15,486,106
IDEX Corp	121,071	17,253,828
Kansas City Southern	83,892	9,215,536
The Middleby Corp *	57,060	7,063,457

	Shares	Value
Trex Co Inc *	62,127	$6,757,554
Trimble Inc *	411,922	14,779,761
Wabtec Corp	125,680	10,230,352

		123,799,500

Technology - 12.1%

Autodesk Inc *	60,915	7,649,706
Electronic Arts Inc *	194,737	23,609,914
Guidewire Software Inc *	209,203	16,909,878
Maxim Integrated Products Inc	239,507	14,423,112
Microchip Technology Inc	186,570	17,045,035
ServiceNow Inc *	124,034	20,521,425
Tyler Technologies Inc *	35,997	7,593,927

		107,752,997

Total Common Stocks (Cost $755,129,845)		858,463,017

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $25,413,815; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $25,925,178)	$25,413,024	25,413,024

Total Short-Term Investment (Cost $25,413,024)		25,413,024

TOTAL INVESTMENTS - 99.5% (Cost $780,542,869)		883,876,041

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,996,356

NET ASSETS - 100.0%		$887,872,397

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$12,974,092	$12,974,092	$-	$-
	Communications	73,946,027	73,946,027	-	-
	Consumer, Cyclical	239,630,708	228,189,552	11,441,156	-
	Consumer, Non-Cyclical	239,143,357	239,143,357	-	-
	Financial	61,216,336	61,216,336	-	-
	Industrial	123,799,500	123,799,500	-	-
	Technology	107,752,997	107,752,997	-	-

	Total Common Stocks	858,463,017	847,021,861	11,441,156	-

	Short-Term Investment	25,413,024	-	25,413,024	-

	Total	$883,876,041	$847,021,861	$36,854,180	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 2.8%

FMC Corp	66,622	$5,101,246
Nutrien Ltd (NYSE) (Canada)	139,099	6,573,819
Steel Dynamics Inc	407,196	18,006,207
Valvoline Inc	270,224	5,980,057
Versum Materials Inc	71,130	2,676,622

		38,337,951

Communications - 2.2%

CBS Corp ‘B’	61,840	3,177,958
eBay Inc *	233,055	9,378,133
Expedia Group Inc	55,414	6,118,260
IAC/InterActiveCorp *	51,090	7,989,454
Omnicom Group Inc	36,859	2,678,543

		29,342,348

Consumer, Cyclical - 6.4%

American Airlines Group Inc	101,761	5,287,502
BorgWarner Inc	250,827	12,599,040
Delta Air Lines Inc	129,649	7,106,062
Fiat Chrysler Automobiles NV (United Kingdom)	195,488	4,011,414
Hasbro Inc	100,059	8,434,974
Lear Corp	27,372	5,093,655
PACCAR Inc	71,194	4,710,907
PulteGroup Inc	204,852	6,041,085
Southwest Airlines Co	177,966	10,193,892
Tenneco Inc	90,245	4,951,743
United Continental Holdings Inc *	50,019	3,474,820
WABCO Holdings Inc *	60,521	8,101,946
WESCO International Inc *	108,571	6,736,831

		86,743,871

Consumer, Non-Cyclical - 10.0%

Boston Scientific Corp *	251,972	6,883,875
Bruker Corp	80,375	2,404,820
Cardinal Health Inc	169,168	10,603,450
Coca-Cola European Partners PLC (United Kingdom)	151,512	6,311,990
DaVita Inc *	126,570	8,346,026
ICON PLC *	72,629	8,580,390
Jazz Pharmaceuticals PLC *	23,719	3,581,332
Laboratory Corp of America Holdings *	107,365	17,366,289
ManpowerGroup Inc	116,681	13,429,983
McKesson Corp	103,061	14,518,203
Moody’s Corp	43,076	6,948,159
Nielsen Holdings PLC	77,919	2,477,045
Nomad Foods Ltd * (United Kingdom)	308,955	4,862,952
Robert Half International Inc	229,593	13,291,139
The Western Union Co	296,485	5,701,406
Universal Health Services Inc ‘B’	51,453	6,092,550
Zimmer Biomet Holdings Inc	35,080	3,825,123

		135,224,732

Energy - 7.7%

Anadarko Petroleum Corp	272,556	16,465,108
Andeavor	152,584	15,343,847
Cimarex Energy Co	36,187	3,383,484
Diamondback Energy Inc *	92,139	11,657,426
Energen Corp *	154,439	9,708,036
Enerplus Corp (NYSE) (Canada)	265,764	2,992,503
EQT Corp	297,479	14,133,227
Jagged Peak Energy Inc *	27,832	392,570
Marathon Petroleum Corp	133,723	9,776,488
Parsley Energy Inc ‘A’ *	216,796	6,284,916
Pioneer Natural Resources Co	62,720	10,774,042
Superior Energy Services Inc *	326,325	2,750,920

		103,662,567

	Shares	Value
Financial - 31.6%

Air Lease Corp	159,661	$6,804,752
Alleghany Corp	33,703	20,708,471
Alliance Data Systems Corp	28,558	6,078,856
American Homes 4 Rent ‘A’ REIT	219,914	4,415,873
Aon PLC	95,277	13,370,221
Boston Properties Inc REIT	129,649	15,975,350
DCT Industrial Trust Inc REIT	112,051	6,312,953
Discover Financial Services	328,467	23,626,631
Douglas Emmett Inc REIT	263,047	9,669,608
Duke Realty Corp REIT	408,576	10,819,092
E*TRADE Financial Corp *	183,169	10,149,394
East West Bancorp Inc	303,541	18,983,454
Equity Residential REIT	154,026	9,491,082
Essent Group Ltd *	45,619	1,941,545
Everest Re Group Ltd	45,085	11,578,730
Fifth Third Bancorp	561,636	17,831,943
Huntington Bancshares Inc	1,260,975	19,040,723
KeyCorp	388,222	7,589,740
Kilroy Realty Corp REIT	61,802	4,385,470
Loews Corp	259,719	12,915,826
Marsh & McLennan Cos Inc	88,907	7,342,829
Navient Corp	531,298	6,970,630
Radian Group Inc	55,150	1,050,056
Raymond James Financial Inc	240,421	21,496,042
Regency Centers Corp REIT	189,099	11,153,059
Regions Financial Corp	619,728	11,514,546
Reinsurance Group of America Inc	127,067	19,568,318
SL Green Realty Corp REIT	143,727	13,917,085
SLM Corp *	836,295	9,374,867
State Street Corp	89,480	8,923,840
SunTrust Banks Inc	255,149	17,360,338
Synchrony Financial	313,050	10,496,567
TD Ameritrade Holding Corp	234,337	13,879,781
The Allstate Corp	145,794	13,821,271
Torchmark Corp	48,661	4,095,796
Unum Group	86,496	4,118,075
WR Berkley Corp	155,664	11,316,773
XL Group Ltd (Bermuda)	174,332	9,633,586

		427,723,173

Industrial - 19.6%

AMETEK Inc	231,659	17,599,134
Arconic Inc	276,801	6,377,495
Arrow Electronics Inc *	133,532	10,284,635
Avnet Inc	139,481	5,824,727
Belden Inc	78,041	5,380,146
Berry Global Group Inc *	172,075	9,431,431
Cemex SAB de CV ADR * (Mexico)	580,616	3,843,678
Crown Holdings Inc *	128,597	6,526,298
Cummins Inc	40,975	6,641,638
Curtiss-Wright Corp	75,613	10,213,048
Dover Corp	100,094	9,831,233
Eaton Corp PLC	130,472	10,426,017
EnerSys	92,733	6,432,888
Flex Ltd *	461,607	7,538,042
Fluor Corp	110,444	6,319,606
Graphic Packaging Holding Co	700,103	10,746,581
Harris Corp	133,073	21,462,013
Hubbell Inc	36,840	4,486,375
Huntington Ingalls Industries Inc	26,434	6,813,628
Ingersoll-Rand PLC	47,054	4,023,588
L3 Technologies Inc	30,432	6,329,856
Masco Corp	388,623	15,715,914
MasTec Inc *	90,609	4,263,153
Parker-Hannifin Corp	68,764	11,760,707
Spirit AeroSystems Holdings Inc ‘A’	118,612	9,927,824
Stanley Black & Decker Inc	43,076	6,599,243
TE Connectivity Ltd	176,322	17,614,568

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Textron Inc	171,406	$10,107,812
The Timken Co	117,541	5,359,870
WestRock Co	126,034	8,087,602

		265,968,750

Technology - 11.2%

Activision Blizzard Inc	108,092	7,291,886
Amdocs Ltd	292,581	19,521,004
Cognizant Technology Solutions Corp ‘A’	50,765	4,086,583
DXC Technology Co	182,060	18,302,492
Fidelity National Information Services Inc	215,974	20,798,296
HP Inc	459,913	10,081,293
KLA-Tencor Corp	69,147	7,537,715
Leidos Holdings Inc	133,436	8,726,714
Marvell Technology Group Ltd (Bermuda)	363,240	7,628,040
Microsemi Corp *	68,918	4,460,373
NetApp Inc	163,276	10,072,497
NetEase Inc ADR (China)	11,036	3,094,384
ON Semiconductor Corp *	214,654	5,250,437
Qorvo Inc *	53,272	3,753,012
Skyworks Solutions Inc	43,783	4,389,684
The Dun & Bradstreet Corp	56,754	6,640,218
Western Digital Corp	43,764	4,038,104
Xerox Corp	222,471	6,402,715

		152,075,447

Utilities - 6.3%

Alliant Energy Corp	327,585	13,385,123
DTE Energy Co	99,140	10,350,216
Edison International	123,031	7,832,154
Entergy Corp	126,091	9,933,449
Great Plains Energy Inc	190,706	6,062,544
PG&E Corp	97,055	4,263,626
Pinnacle West Capital Corp	221,100	17,643,780
Xcel Energy Inc	357,138	16,242,636

		85,713,528

Total Common Stocks (Cost $1,175,175,346)		1,324,792,367

	Principal Amount	Value

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $29,704,031; collateralized by Fannie Mae: 1.375% due 10/07/21 and value $29,228,450; and U.S. Treasury Notes: 2.000% due 11/15/21 and value $1,069,809)	$29,703,107	$29,703,107

Total Short-Term Investment (Cost $29,703,107)		29,703,107

TOTAL INVESTMENTS - 100.0% (Cost $1,204,878,453)		1,354,495,474

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(419,328)

NET ASSETS - 100.0%		$1,354,076,146

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,324,792,367	$1,324,792,367	$-	$-
	Short-Term Investment	29,703,107	-	29,703,107	-

	Total	$1,354,495,474	$1,324,792,367	$29,703,107	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Industrial - 0.0%

Babcock & Wilcox Enterprises Exp 04/10/18 *	11,290	$21,654

Total Rights (Cost $0)		21,654

COMMON STOCKS - 95.2%

Basic Materials - 6.5%

Aceto Corp	4,536	34,474
AdvanSix Inc *	606	21,077
AgroFresh Solutions Inc *	3,340	24,549
AK Steel Holding Corp *	47,586	215,565
Allegheny Technologies Inc *	18,954	448,831
American Vanguard Corp	4,343	87,729
Carpenter Technology Corp	46,501	2,051,624
Century Aluminum Co *	7,059	116,756
Clearwater Paper Corp *	2,442	95,482
Cleveland-Cliffs Inc *	44,943	312,354
Coeur Mining Inc *	23,486	187,888
Commercial Metals Co	17,429	356,597
Compass Minerals International Inc	435	26,230
CSW Industrials Inc *	1,237	55,727
Detour Gold Corp * (Canada)	122,981	1,244,749
Fairmount Santrol Holdings Inc *	2,629	11,173
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	20,210	-
GCP Applied Technologies Inc *	10,808	313,972
Gold Resource Corp	7,947	35,841
Hawkins Inc	1,164	40,915
HB Fuller Co	1,886	93,791
Hecla Mining Co	59,476	218,277
Ingevity Corp *	16,812	1,238,876
Innophos Holdings Inc	2,921	117,453
Innospec Inc	3,614	247,920
Intrepid Potash Inc *	14,509	52,813
Kaiser Aluminum Corp	2,496	251,846
Klondex Mines Ltd * (Canada)	19,146	44,993
Kraton Corp *	3,554	169,561
Landec Corp *	160,714	2,097,318
Materion Corp	3,003	153,303
Minerals Technologies Inc	30,942	2,071,567
Neenah Inc	420	32,928
OceanaGold Corp (Australia)	450,505	1,213,376
Oil-Dri Corp of America	768	30,866
OMNOVA Solutions Inc *	2,233	23,447
Orchids Paper Products Co	1,393	11,353
PH Glatfelter Co	6,571	134,903
PQ Group Holdings Inc *	2,941	41,086
Rayonier Advanced Materials Inc	2,737	58,763
Reliance Steel & Aluminum Co	33,197	2,846,311
Ryerson Holding Corp *	2,429	19,796
Schnitzer Steel Industries Inc ‘A’	3,990	129,076
Schweitzer-Mauduit International Inc	3,703	144,972
Shiloh Industries Inc *	801	6,969
Smart Sand Inc *	579	3,370
Stepan Co	1,093	90,916
Tronox Ltd ‘A’	13,562	250,083
United States Lime & Minerals Inc	280	20,490
US Silica Holdings Inc	4,778	121,935
Valhi Inc	3,606	21,852
Verso Corp ‘A’ *	4,804	80,899
Versum Materials Inc	54,728	2,059,415

		19,782,057

	Shares	Value
Communications - 2.1%

1-800-Flowers.com Inc ‘A’ *	2,802	$33,064
Acacia Communications Inc *	247	9,500
ADTRAN Inc	7,313	113,717
ATN International Inc	1,580	94,200
Beasley Broadcast Group Inc ‘A’	755	8,532
Blucora Inc *	5,275	129,765
Calix Inc *	6,564	44,963
Cardlytics Inc *	626	9,158
Cars.com Inc *	10,857	307,579
Carvana Co *	1,981	45,424
Casa Systems Inc *	577	16,929
Central European Media Enterprises Ltd ‘A’* (Bermuda)	12,494	52,475
ChannelAdvisor Corp *	54	491
Cincinnati Bell Inc *	6,337	87,767
Clear Channel Outdoor Holdings Inc ‘A’	5,614	27,509
Comtech Telecommunications Corp	3,462	103,479
Consolidated Communications Holdings Inc	4,485	49,156
Daily Journal Corp *	169	38,615
DHI Group Inc *	7,509	12,014
Entercom Communications Corp ‘A’	4,217	40,694
Finisar Corp *	77,879	1,231,267
Frontier Communications Corp	11,863	88,023
FTD Cos Inc *	2,556	9,304
Gannett Co Inc	16,962	169,281
Global Eagle Entertainment Inc *	7,187	10,565
Globalstar Inc *	29,913	20,565
Gray Television Inc *	4,219	53,581
Harmonic Inc *	12,164	46,223
Hawaiian Telcom Holdco Inc *	889	23,719
Hemisphere Media Group Inc *	1,982	22,297
Houghton Mifflin Harcourt Co *	4,778	33,207
IDT Corp ‘B’	976	6,120
Infinera Corp *	22,246	241,592
Intelsat SA *	5,475	20,586
Iridium Communications Inc *	12,624	142,020
KVH Industries Inc *	2,403	24,871
Lands’ End Inc *	2,002	46,747
Leaf Group Ltd *	2,190	15,440
Limelight Networks Inc *	7,743	31,824
Liquidity Services Inc *	3,929	25,538
MDC Partners Inc ‘A’ *	5,889	42,401
Meredith Corp	5,966	320,971
MSG Networks Inc ‘A’ *	9,033	204,146
NeoPhotonics Corp *	4,992	34,195
NETGEAR Inc *	4,716	269,755
New Media Investment Group Inc	7,709	132,132
Oclaro Inc *	3,283	31,385
ORBCOMM Inc *	784	7,346
Overstock.com Inc *	1,268	45,965
Perficient Inc *	4,866	111,529
Preformed Line Products Co	463	30,137
QuinStreet Inc *	5,616	71,716
RealNetworks Inc *	3,861	11,815
Saga Communications Inc ‘A’	582	21,680
Salem Media Group Inc	1,848	6,653
Scholastic Corp	4,250	165,070
Spok Holdings Inc	2,995	44,775
TechTarget Inc *	2,017	40,098
Telenav Inc *	2,170	11,718
The EW Scripps Co ‘A’	8,745	104,853
The Meet Group Inc *	8,522	17,811
The New York Times Co ‘A’	3,537	85,242
The Rubicon Project Inc *	6,758	12,164
TiVo Corp	18,082	245,011
Townsquare Media Inc ‘A’	1,357	10,761
tronc Inc *	1,115	18,308
Value Line Inc	61	1,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
ViaSat Inc *	7,767	$510,447
Viavi Solutions Inc *	21,632	210,263
WideOpenWest Inc *	2,755	19,698
Windstream Holdings Inc	27,642	38,975
XO Group Inc *	911	18,903

		6,384,840

Consumer, Cyclical - 10.0%

Abercrombie & Fitch Co ‘A’	10,299	249,339
Acushnet Holdings Corp	4,751	109,701
AMC Entertainment Holdings Inc ‘A’	8,036	112,906
America’s Car-Mart Inc *	678	34,205
American Axle & Manufacturing Holdings Inc *	14,890	226,626
American Eagle Outfitters Inc	24,459	487,468
Americold Realty Trust REIT	5,455	104,081
Anixter International Inc *	4,381	331,861
Ascena Retail Group Inc *	26,047	52,354
At Home Group Inc *	312	9,996
AV Homes Inc *	1,846	34,243
Barnes & Noble Education Inc *	5,828	40,155
Barnes & Noble Inc	8,958	44,342
Bassett Furniture Industries Inc	1,537	46,648
Beacon Roofing Supply Inc *	2,628	139,468
Beazer Homes USA Inc *	4,724	75,348
Belmond Ltd ‘A’ * (United Kingdom)	13,535	150,915
Big 5 Sporting Goods Corp	3,068	22,243
Biglari Holdings Inc *	154	62,895
Blue Bird Corp *	843	19,979
Bluegreen Vacations Corp	586	12,406
BMC Stock Holdings Inc *	9,352	182,832
Boot Barn Holdings Inc *	2,963	52,534
Boyd Gaming Corp	1,175	37,436
Brinker International Inc	87,364	3,153,840
BRP Inc (Canada)	49,315	1,893,978
Build-A-Bear Workshop Inc *	2,054	18,794
Caesars Entertainment Corp *	19,397	218,216
Caleres Inc	56,121	1,885,666
Callaway Golf Co	14,094	230,578
Cannae Holdings Inc *	9,330	175,964
Carrols Restaurant Group Inc *	5,199	58,229
Century Casinos Inc *	3,873	28,893
Century Communities Inc *	2,846	85,238
Chico’s FAS Inc	19,134	172,971
Citi Trends Inc	2,007	62,036
Clarus Corp *	3,144	21,222
Columbia Sportswear Co	2,826	215,991
CompX International Inc	354	4,885
Conn’s Inc *	2,835	96,390
Cooper Tire & Rubber Co	7,749	227,046
Cooper-Standard Holdings Inc *	2,035	249,918
Crocs Inc *	2,966	48,197
Daktronics Inc	2,204	19,417
Dana Inc	11,294	290,933
Deckers Outdoor Corp *	4,457	401,264
Del Frisco’s Restaurant Group Inc *	3,193	48,693
Del Taco Restaurants Inc *	4,978	51,572
Delta Apparel Inc *	1,005	18,110
Denny’s Corp *	2,370	36,569
Dillard’s Inc ‘A’	2,051	164,777
Dine Brands Global Inc	1,022	67,023
Drive Shack Inc *	4,891	23,379
DSW Inc ‘A’	9,889	222,107
El Pollo Loco Holdings Inc *	3,066	29,127
Empire Resorts Inc *	237	4,088
Eros International PLC * (India)	2,314	25,223
Escalade Inc	1,657	22,701
Essendant Inc	5,664	44,179
Ethan Allen Interiors Inc	3,733	85,672
Express Inc *	11,633	83,292

	Shares	Value
EZCORP Inc ‘A’ *	7,527	$99,356
Fiesta Restaurant Group Inc *	3,676	68,006
FirstCash Inc	5,702	463,287
Flexsteel Industries Inc	1,153	45,636
Fogo De Chao Inc *	1,412	22,239
Fossil Group Inc *	6,677	84,798
Foundation Building Materials Inc *	1,542	22,991
Fred’s Inc ‘A’	5,169	15,455
Funko Inc ‘A’ *	1,015	8,333
G-III Apparel Group Ltd *	6,530	246,050
Gaia Inc *	1,324	20,522
Genesco Inc *	2,933	119,080
Gentherm Inc *	1,177	39,959
GNC Holdings Inc ‘A’ *	10,236	39,511
Golden Entertainment Inc *	2,120	49,248
Green Brick Partners Inc *	3,689	40,210
Group 1 Automotive Inc	2,991	195,432
Guess? Inc	9,036	187,407
Hamilton Beach Brands Holding Co ‘A’	445	9,443
Haverty Furniture Cos Inc	2,809	56,601
Hawaiian Holdings Inc	705	27,284
Herman Miller Inc	1,330	42,493
Hibbett Sports Inc *	2,881	69,000
Hovnanian Enterprises Inc ‘A’ *	14,461	26,464
Huttig Building Products Inc *	855	4,472
Iconix Brand Group Inc *	7,577	8,410
ILG Inc	14,594	454,019
Interface Inc	898	22,630
International Speedway Corp ‘A’	3,639	160,480
J Alexander’s Holdings Inc *	1,958	22,419
Jack in the Box Inc	890	75,944
JC Penney Co Inc *	46,778	141,270
Johnson Outdoors Inc ‘A’	731	45,322
KB Home	9,984	284,045
Kimball International Inc ‘B’	767	13,070
Kirkland’s Inc *	2,313	22,413
Knoll Inc	475	9,590
La Quinta Holdings Inc *	9,701	183,446
La-Z-Boy Inc	9,575	286,771
LCI Industries	10,538	1,097,533
LGI Homes Inc *	889	62,737
Libbey Inc	3,323	16,249
Liberty TripAdvisor Holdings Inc ‘A’ *	10,957	117,788
Lifetime Brands Inc	1,502	18,625
M/I Homes Inc *	28,803	917,376
MarineMax Inc *	1,311	25,499
Marriott Vacations Worldwide Corp	364	48,485
MDC Holdings Inc	4,032	112,573
Meritage Homes Corp *	5,408	244,712
Meritor Inc *	12,632	259,714
Miller Industries Inc	1,545	38,625
Mobile Mini Inc	6,631	288,448
Modine Manufacturing Co *	7,457	157,716
Monarch Casino & Resort Inc *	1,652	69,863
Motorcar Parts of America Inc *	2,870	61,504
Movado Group Inc	2,288	87,859
National CineMedia Inc	9,365	48,604
National Vision Holdings Inc *	3,249	104,975
Navistar International Corp *	7,077	247,483
Nexeo Solutions Inc *	4,018	42,993
Office Depot Inc	77,265	166,120
Oxford Industries Inc	1,506	112,287
Party City Holdco Inc *	4,937	77,017
PC Connection Inc	1,753	43,825
PCM Inc *	866	7,188
Penn National Gaming Inc *	11,174	293,429
Perry Ellis International Inc *	1,930	49,794
PetIQ Inc *	302	8,033
PICO Holdings Inc *	3,048	34,900
Pier 1 Imports Inc	12,088	38,923

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Pinnacle Entertainment Inc *	2,395	$72,209
Potbelly Corp *	2,541	30,619
RCI Hospitality Holdings Inc	1,251	35,516
Reading International Inc ‘A’ *	1,907	31,752
Red Lion Hotels Corp *	2,551	24,872
Red Robin Gourmet Burgers Inc *	102	5,916
Regis Corp *	5,363	81,142
Rush Enterprises Inc ‘A’ *	2,342	99,512
Rush Enterprises Inc ‘B’ *	464	18,736
ScanSource Inc *	3,775	134,201
Sears Holdings Corp *	2,222	5,933
Sequential Brands Group Inc *	6,044	12,602
Shoe Carnival Inc	1,732	41,222
SkyWest Inc	7,655	416,432
Sonic Automotive Inc ‘A’	3,799	71,991
Sonic Corp	2,401	60,577
Spartan Motors Inc	2,130	36,636
Speedway Motorsports Inc	1,768	31,506
Spirit Airlines Inc *	41,776	1,578,297
Standard Motor Products Inc	1,215	57,798
Steelcase Inc ‘A’	2,396	32,586
Superior Industries International Inc	3,722	49,503
Systemax Inc	409	11,677
Tailored Brands Inc	5,073	127,129
The Buckle Inc	4,335	96,020
The Cato Corp ‘A’	3,441	50,720
The Container Store Group Inc *	2,417	13,148
The Finish Line Inc ‘A’	6,003	81,281
The Marcus Corp	472	14,325
The New Home Co Inc *	1,883	20,864
Thor Industries Inc	11,810	1,360,158
Tilly’s Inc ‘A’	1,980	22,374
Titan International Inc	125,487	1,582,391
Titan Machinery Inc *	2,838	66,863
Tower International Inc	2,983	82,778
TRI Pointe Group Inc *	21,394	351,503
Triton International Ltd (Bermuda)	7,101	217,291
Unifi Inc *	2,317	83,991
UniFirst Corp	2,305	372,603
Vera Bradley Inc *	2,962	31,427
Veritiv Corp *	1,735	68,012
Vista Outdoor Inc *	8,621	140,695
Vitamin Shoppe Inc *	3,226	14,033
VOXX International Corp *	3,048	15,088
Wabash National Corp	6,367	132,497
Wesco Aircraft Holdings Inc *	43,443	445,291
Weyco Group Inc	938	31,517
William Lyon Homes ‘A’ *	3,933	108,118
Winnebago Industries Inc	583	21,921
Zoe’s Kitchen Inc *	2,151	31,060
Zumiez Inc *	2,773	66,275

		30,350,750

Consumer, Non-Cyclical - 9.2%

AAC Holdings Inc *	1,732	19,883
Aaron’s Inc	9,554	445,216
Abeona Therapeutics Inc *	4,262	61,160
ABM Industries Inc	4,143	138,708
Acacia Research Corp *	7,553	26,436
Accelerate Diagnostics Inc *	234	5,347
Acceleron Pharma Inc *	995	38,904
ACCO Brands Corp	15,876	199,244
Achillion Pharmaceuticals Inc *	20,514	76,107
Acorda Therapeutics Inc *	5,636	133,291
Adamas Pharmaceuticals Inc *	1,236	29,540
Adtalem Global Education Inc *	9,084	431,944
Advaxis Inc *	848	1,433
Agenus Inc *	1,564	7,366
Aileron Therapeutics Inc *	223	1,813
Akcea Therapeutics Inc *	585	14,982

	Shares	Value
Alder Biopharmaceuticals Inc *	7,983	$101,384
Alico Inc	484	13,165
Almost Family Inc *	1,435	80,360
AMAG Pharmaceuticals Inc *	5,291	106,614
American Public Education Inc *	2,384	102,512
American Renal Associates Holdings Inc *	162	3,054
Analogic Corp	1,890	181,251
AngioDynamics Inc *	5,528	95,358
Anika Therapeutics Inc *	385	19,142
Apellis Pharmaceuticals Inc *	444	9,817
Aratana Therapeutics Inc *	987	4,353
ARC Document Solutions Inc *	6,114	13,451
Ardelyx Inc *	5,106	25,785
ARMO BioSciences Inc *	275	10,288
Array BioPharma Inc *	3,652	59,601
Ascent Capital Group Inc ‘A’ *	1,686	6,204
Atara Biotherapeutics Inc *	4,967	193,713
Athenex Inc *	239	4,065
Audentes Therapeutics Inc *	221	6,641
Bellicum Pharmaceuticals Inc *	1,292	8,476
BioCryst Pharmaceuticals Inc *	2,345	11,186
Biohaven Pharmaceutical Holding Co Ltd *	535	13,782
BioScrip Inc *	15,407	37,901
BioTime Inc *	13,402	36,051
Bluebird Bio Inc *	4,474	763,935
Bridgepoint Education Inc *	643	4,334
Cadiz Inc *	3,271	44,158
CAI International Inc *	1,323	28,127
Cal-Maine Foods Inc *	4,328	189,134
Calyxt Inc *	202	2,650
Cambium Learning Group Inc *	1,602	17,942
Capella Education Co	110	9,609
Cara Therapeutics Inc *	578	7,156
Career Education Corp *	10,222	134,317
Carriage Services Inc	1,315	36,373
CBIZ Inc *	7,716	140,817
Celldex Therapeutics Inc *	20,083	46,793
Central Garden & Pet Co *	1,384	59,512
Central Garden & Pet Co ‘A’ *	4,692	185,850
Cerus Corp *	2,317	12,697
Chimerix Inc *	7,292	37,918
Clearside Biomedical Inc *	1,370	14,700
Collegium Pharmaceutical Inc *	3,559	90,932
Community Health Systems Inc *	14,368	56,897
Concert Pharmaceuticals Inc *	1,554	35,587
ConforMIS Inc *	4,288	6,218
CONMED Corp	4,143	262,376
Corvus Pharmaceuticals Inc *	1,304	15,035
CRA International Inc	1,199	62,696
Cross Country Healthcare Inc *	2,874	31,930
CryoLife Inc *	1,541	30,897
CSS Industries Inc	1,343	23,503
Cue Biopharma Inc *	298	4,187
Dairy Crest Group PLC (United Kingdom)	281,523	2,022,282
Darling Ingredients Inc *	24,759	428,331
Dean Foods Co	13,008	112,129
Deciphera Pharmaceuticals Inc *	333	6,673
Denali Therapeutics Inc *	646	12,720
Dermira Inc *	1,043	8,334
Diplomat Pharmacy Inc *	7,324	147,579
Dova Pharmaceuticals Inc *	290	7,865
Dynavax Technologies Corp *	8,467	168,070
Editas Medicine Inc *	1,597	52,941
Emerald Expositions Events Inc	2,544	49,557
Emergent BioSolutions Inc *	2,631	138,522
Enanta Pharmaceuticals Inc *	2,345	189,734
Ennis Inc	3,807	74,998
Enzo Biochem Inc *	413	2,263
Epizyme Inc *	1,963	34,843
EVERTEC Inc	1,498	24,492

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Farmer Brothers Co *	1,306	$39,441
Fate Therapeutics Inc *	5,512	53,797
Five Prime Therapeutics Inc *	4,984	85,625
FONAR Corp *	44	1,311
Franklin Covey Co *	266	7,155
Fresh Del Monte Produce Inc	4,872	220,409
FTI Consulting Inc *	5,704	276,131
G1 Therapeutics Inc *	529	19,599
Genocea Biosciences Inc *	1,111	1,167
Great Lakes Dredge & Dock Corp *	7,898	36,331
Haemonetics Corp *	1,528	111,788
Halyard Health Inc *	7,059	325,279
Heidrick & Struggles International Inc	2,773	86,656
Helen of Troy Ltd *	2,235	194,445
Heron Therapeutics Inc *	1,181	32,596
Hertz Global Holdings Inc *	8,260	163,961
Hill-Rom Holdings Inc	10,344	899,928
HMS Holdings Corp *	1,656	27,887
Horizon Pharma PLC *	24,642	349,916
Hostess Brands Inc *	11,393	168,502
Huron Consulting Group Inc *	3,309	126,073
ICF International Inc	2,701	157,873
ICU Medical Inc *	675	170,370
Idera Pharmaceuticals Inc *	2,289	4,212
Immune Design Corp *	4,362	14,395
Immunomedics Inc *	9,495	138,722
Impax Laboratories Inc *	11,075	215,409
Information Services Group Inc *	2,017	8,431
Ingles Markets Inc ‘A’	2,129	72,067
Insmed Inc *	1,660	37,383
Integer Holdings Corp *	4,733	267,651
Intellia Therapeutics Inc *	2,525	53,252
Inter Parfums Inc	1,376	64,878
Intra-Cellular Therapies Inc *	6,411	134,952
Invacare Corp	4,921	85,625
Iovance Biotherapeutics Inc *	10,363	175,135
K12 Inc *	5,815	82,457
Kala Pharmaceuticals Inc *	440	6,965
Karyopharm Therapeutics Inc *	4,223	56,673
Kelly Services Inc ‘A’	4,605	133,729
Kindred Biosciences Inc *	3,513	30,387
Kindred Healthcare Inc	12,851	117,587
Korn/Ferry International	7,938	409,521
Lannett Co Inc *	4,302	69,047
Lantheus Holdings Inc *	278	4,420
Laureate Education Inc ‘A’ *	8,357	114,909
LHC Group Inc *	143	8,803
Liberty Tax Inc	954	9,635
Limoneira Co	1,261	29,924
LivaNova PLC *	7,324	648,174
LSC Communications Inc	5,188	90,531
Luminex Corp	3,463	72,965
MacroGenics Inc *	3,664	92,186
Magellan Health Inc *	979	104,851
Maple Leaf Foods Inc (Canada)	110,516	2,693,525
McGrath RentCorp	69,762	3,745,522
MediciNova Inc *	810	8,278
Medpace Holdings Inc *	1,435	50,096
Melinta Therapeutics Inc *	2,122	15,703
Menlo Therapeutics Inc *	257	9,658
Meridian Bioscience Inc	803	11,403
Merrimack Pharmaceuticals Inc	718	5,780
Mersana Therapeutics Inc *	450	7,097
MGP Ingredients Inc	229	20,516
Minerva Neurosciences Inc *	435	2,719
Miragen Therapeutics Inc *	547	3,834
Momenta Pharmaceuticals Inc *	8,628	156,598
MoneyGram International Inc *	3,999	34,471
MyoKardia Inc *	274	13,371
Myriad Genetics Inc *	9,860	291,363

	Shares	Value
NanoString Technologies Inc *	1,956	$14,690
NantKwest Inc *	4,556	17,723
National HealthCare Corp	1,695	101,073
National Research Corp ‘A’	107	3,130
Natural Grocers by Vitamin Cottage Inc *	1,374	9,838
Nature’s Sunshine Products Inc	1,658	18,238
Navigant Consulting Inc *	6,916	133,064
Neos Therapeutics Inc *	343	2,847
Novavax Inc *	29,106	61,123
Novelion Therapeutics Inc * (Canada)	2,424	8,484
Nymox Pharmaceutical Corp * (Canada)	3,118	13,189
Obalon Therapeutics Inc *	865	2,967
Odonate Therapeutics Inc *	208	4,405
OraSure Technologies Inc *	474	8,006
Orthofix International NV *	2,111	124,085
Otonomy Inc *	4,324	18,161
Owens & Minor Inc	9,179	142,733
PDL BioPharma Inc *	23,151	68,064
Phibro Animal Health Corp ‘A’	178	7,067
Portola Pharmaceuticals Inc *	650	21,229
Protagonist Therapeutics Inc *	1,004	8,624
Prothena Corp PLC * (Ireland)	1,329	48,788
PTC Therapeutics Inc *	1,174	31,768
Quad/Graphics Inc	2,087	52,905
Quotient Ltd *	1,523	7,173
Recro Pharma Inc *	1,957	21,547
REGENXBIO Inc *	3,033	90,535
Rent-A-Center Inc	6,456	55,715
Resources Connection Inc	4,600	74,520
Retrophin Inc *	5,979	133,690
Revlon Inc ‘A’ *	1,241	25,565
Rhythm Pharmaceuticals Inc *	337	6,706
Rockwell Medical Inc *	321	1,672
RPX Corp	6,943	74,221
RR Donnelley & Sons Co	7,632	66,627
RTI Surgical Inc *	2,055	9,453
Sanderson Farms Inc	3,037	361,464
Sarepta Therapeutics Inc *	2,178	161,368
SEACOR Marine Holdings Inc *	2,453	46,656
Seneca Foods Corp ‘A’ *	1,058	29,307
ServiceSource International Inc *	4,072	15,514
Sienna Biopharmaceuticals Inc *	601	11,287
Sientra Inc *	2,213	21,378
Smart & Final Stores Inc *	3,422	18,992
Solid Biosciences Inc *	546	4,095
SP Plus Corp *	1,832	65,219
SpartanNash Co	5,533	95,223
Spectrum Pharmaceuticals Inc *	13,114	211,004
Stemline Therapeutics Inc *	3,304	50,551
STERIS PLC	9,047	844,628
SUPERVALU Inc *	5,785	88,106
Syndax Pharmaceuticals Inc *	181	2,576
Team Inc *	2,398	32,972
Tejon Ranch Co *	2,789	64,454
Tetraphase Pharmaceuticals Inc *	7,826	24,026
Textainer Group Holdings Ltd *	4,092	69,359
The Andersons Inc	4,067	134,618
The Chefs’ Warehouse Inc *	242	5,566
The Ensign Group Inc	3,042	80,005
The Medicines Co *	814	26,813
The Providence Service Corp *	298	20,604
Tivity Health Inc *	1,857	73,630
Tootsie Roll Industries Inc	753	22,169
Travelport Worldwide Ltd	15,055	245,999
Trevena Inc *	8,528	13,986
Triple-S Management Corp ‘B’ *	2,699	70,552
TrueBlue Inc *	5,804	150,324
United Natural Foods Inc *	7,646	328,319
Universal Corp	3,723	180,565
Utah Medical Products Inc	81	8,007

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Vector Group Ltd	7,974	$162,590
Vectrus Inc *	1,354	50,423
Viad Corp	1,205	63,202
Village Super Market Inc ‘A’	1,206	31,802
Voyager Therapeutics Inc *	2,586	48,591
Weight Watchers International Inc *	257	16,376
Weis Markets Inc	1,438	58,929
Zogenix Inc *	1,285	51,464

		28,146,529

Diversified - 0.0%

HRG Group Inc *	972	16,028

Energy - 6.5%

Abraxas Petroleum Corp *	1,107	2,458
Adams Resources & Energy Inc	326	14,181
Approach Resources Inc *	6,522	17,022
Arch Coal Inc ‘A’	2,896	266,084
Archrock Inc	10,532	92,155
Basic Energy Services Inc *	2,627	37,934
Bonanza Creek Energy Inc *	2,843	78,780
Bristow Group Inc	4,884	63,492
C&J Energy Services Inc *	7,581	195,741
California Resources Corp *	6,428	110,240
Callon Petroleum Co *	30,384	402,284
CARBO Ceramics Inc *	3,468	25,143
Clean Energy Fuels Corp *	20,726	34,198
Cloud Peak Energy Inc *	11,140	32,417
Contango Oil & Gas Co *	3,576	12,695
CVR Energy Inc	2,257	68,207
Delek US Holdings Inc	12,061	490,883
Denbury Resources Inc *	59,951	164,266
Diamond Offshore Drilling Inc *	9,746	142,876
Dril-Quip Inc *	5,709	255,763
Earthstone Energy Inc ‘A’ *	2,799	28,326
Eclipse Resources Corp *	13,244	19,071
Energen Corp *	52,384	3,292,858
Energy XXI Gulf Coast Inc *	3,738	14,354
Ensco PLC ‘A’	64,482	283,076
EP Energy Corp ‘A’ *	5,789	7,757
Era Group Inc *	3,010	28,144
Exterran Corp *	4,840	129,228
Flotek Industries Inc *	7,436	45,360
Forum Energy Technologies Inc *	12,166	133,826
Frank’s International NV	7,566	41,083
FTS International Inc *	2,785	51,216
FutureFuel Corp	3,794	45,490
Gastar Exploration Inc *	13,990	9,551
Geospace Technologies Corp *	2,005	19,789
Green Plains Inc	5,865	98,532
Gulf Island Fabrication Inc	2,076	14,740
Halcon Resources Corp *	20,736	100,984
Hallador Energy Co	2,451	16,838
Helix Energy Solutions Group Inc *	24,983	144,652
HighPoint Resources Corp *	24,698	125,466
Hunting PLC * (United Kingdom)	396,758	3,741,602
Independence Contract Drilling Inc *	5,287	19,985
Jones Energy Inc ‘A’ *	6,912	5,530
Keane Group Inc *	538	7,962
Key Energy Services Inc *	1,571	18,412
Liberty Oilfield Services Inc ‘A’ *	1,817	30,689
Mammoth Energy Services Inc *	1,214	38,921
Matrix Service Co *	3,965	54,321
McDermott International Inc *	42,717	260,147
Midstates Petroleum Co Inc *	1,672	22,288
MRC Global Inc *	13,501	221,956
NACCO Industries Inc ‘A’	614	20,170
Natural Gas Services Group Inc *	23,171	552,628
Newpark Resources Inc *	12,736	103,162
Nine Energy Service Inc *	1,002	24,399

	Shares	Value
Noble Corp PLC *	36,843	$136,688
NOW Inc *	16,182	165,380
Oasis Petroleum Inc *	40,261	326,114
Oil States International Inc *	95,515	2,502,493
Pacific Ethanol Inc *	6,539	19,617
Panhandle Oil & Gas Inc ‘A’	1,109	21,404
Par Pacific Holdings Inc *	2,938	50,445
Parker Drilling Co *	20,467	12,997
Pattern Energy Group Inc ‘A’	9,412	162,733
PDC Energy Inc *	9,963	488,486
Peabody Energy Corp	10,058	367,117
Penn Virginia Corp *	212	7,428
PHI Inc *	1,783	18,258
Pioneer Energy Services Corp *	11,531	31,134
ProPetro Holding Corp *	2,860	45,445
Quintana Energy Services Inc *	716	6,981
Ramaco Resources Inc *	951	6,838
Ranger Energy Services Inc *	602	4,900
Renewable Energy Group Inc *	5,729	73,331
Resolute Energy Corp *	3,085	106,895
REX American Resources Corp *	875	63,700
Ring Energy Inc *	428	6,142
Rosehill Resources Inc *	635	3,727
Rowan Cos PLC ‘A’ *	17,595	203,046
SandRidge Energy Inc *	5,258	76,294
SEACOR Holdings Inc *	2,478	126,626
SemGroup Corp ‘A’	10,016	214,342
SilverBow Resources Inc *	831	24,182
SRC Energy Inc *	32,296	304,551
Stone Energy Corp *	2,943	109,185
SunCoke Energy Inc *	9,717	104,555
Sunrun Inc *	13,007	116,153
Superior Energy Services Inc *	22,976	193,688
TerraForm Power Inc ‘A’	6,859	73,597
TETRA Technologies Inc *	17,306	64,898
Thermon Group Holdings Inc *	4,893	109,652
Trecora Resources *	2,977	40,487
Ultra Petroleum Corp *	26,847	111,952
Unit Corp *	31,636	625,127
Vivint Solar Inc *	4,105	14,983
W&T Offshore Inc *	13,346	59,123
Warrior Met Coal Inc	4,979	139,462
Westmoreland Coal Co *	3,675	1,507
WildHorse Resource Development Corp *	7,333	139,987

		19,760,982

Financial - 34.8%

1st Source Corp	2,425	122,753
Acadia Realty Trust REIT	12,501	307,525
Access National Corp	31,552	900,179
ACNB Corp	1,049	30,683
AG Mortgage Investment Trust Inc REIT	4,254	73,892
Agree Realty Corp REIT	4,258	204,554
Aircastle Ltd	7,197	142,932
Alexander & Baldwin Inc REIT	10,291	238,031
Alexander’s Inc REIT	14	5,337
Allegiance Bancshares Inc *	506	19,810
Ambac Financial Group Inc *	6,864	107,628
American Assets Trust Inc REIT	3,787	126,524
American Equity Investment Life Holding Co	13,056	383,324
American National Bankshares Inc	1,247	46,887
Ameris Bancorp	1,301	68,823
AMERISAFE Inc	2,877	158,954
Ames National Corp	1,334	36,685
AmTrust Financial Services Inc	12,869	158,417
Anworth Mortgage Asset Corp REIT	14,533	69,758
Apollo Commercial Real Estate Finance Inc REIT	16,136	290,125
Ares Commercial Real Estate Corp REIT	4,013	49,561
Argo Group International Holdings Ltd	4,928	282,867

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Arlington Asset Investment Corp ‘A’	4,121	$45,496
Armada Hoffler Properties Inc REIT	653	8,940
ARMOUR Residential REIT Inc	6,261	145,756
Arrow Financial Corp	1,813	61,551
Ashford Hospitality Prime Inc REIT	4,014	39,016
Ashford Hospitality Trust Inc REIT	11,634	75,156
Associated Capital Group Inc ‘A’	576	21,571
Atlantic Capital Bancshares Inc *	2,564	46,408
Atlas Financial Holdings Inc *	756	7,825
B. Riley Financial Inc	3,153	61,483
Baldwin & Lyons Inc ‘B’	1,400	30,800
Banc of California Inc	6,550	126,415
BancFirst Corp	2,536	134,662
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	4,616	131,556
BancorpSouth Bank	12,789	406,690
Bank of Commerce Holdings	2,367	27,576
Bank of Marin Bancorp	1,013	69,846
BankFinancial Corp	2,132	36,201
Bankwell Financial Group Inc	760	24,533
Banner Corp	4,888	271,235
Bar Harbor Bankshares	2,290	63,479
BCB Bancorp Inc	1,907	29,845
Bear State Financial Inc	2,870	29,418
Beneficial Bancorp Inc	10,208	158,734
Berkshire Hills Bancorp Inc	5,999	227,662
Blue Capital Reinsurance Holdings Ltd (Bermuda)	915	11,163
Blue Hills Bancorp Inc	1,809	37,718
Bluerock Residential Growth REIT Inc	3,496	29,716
BofI Holding Inc *	5,154	208,892
Boston Private Financial Holdings Inc	12,576	189,269
Brandywine Realty Trust REIT	128,159	2,035,165
Bridge Bancorp Inc	2,867	96,188
Brookline Bancorp Inc	11,277	182,687
Bryn Mawr Bank Corp	52,286	2,297,970
BSB Bancorp Inc *	936	28,642
Byline Bancorp Inc *	2,277	52,212
C&F Financial Corp	495	26,037
Cadence BanCorp	4,370	118,995
Camden National Corp	2,327	103,551
Capital City Bank Group Inc	1,688	41,778
Capitol Federal Financial Inc	19,311	238,491
Capstar Financial Holdings Inc *	963	18,133
Capstead Mortgage Corp REIT	14,319	123,859
CareTrust REIT Inc	817	10,948
Carolina Financial Corp	693	27,221
CatchMark Timber Trust Inc ‘A’ REIT	6,547	81,641
Cathay General Bancorp	11,503	459,890
CBL & Associates Properties Inc REIT	25,463	106,181
CBTX Inc	372	10,952
Cedar Realty Trust Inc REIT	13,339	52,556
CenterState Bank Corp	9,094	241,264
Central Pacific Financial Corp	3,994	113,669
Central Valley Community Bancorp	1,515	29,633
Century Bancorp Inc ‘A’	442	35,095
Charter Financial Corp	1,464	29,851
Chatham Lodging Trust REIT	6,753	129,320
Chemical Financial Corp	92,579	5,062,220
Chemung Financial Corp	492	22,863
Cherry Hill Mortgage Investment Corp REIT	1,762	30,905
Chesapeake Lodging Trust REIT	8,910	247,787
Citizens & Northern Corp	1,809	41,770
Citizens Inc *	7,113	52,067
City Holding Co	2,278	156,180
City Office REIT Inc	4,353	50,321
Civista Bancshares Inc	1,508	34,473
Clifton Bancorp Inc	2,934	45,917
Clipper Realty Inc REIT	2,117	17,931
CNB Financial Corp	2,264	65,860

	Shares	Value
CNO Financial Group Inc	25,130	$544,567
CoBiz Financial Inc	5,264	103,174
Codorus Valley Bancorp Inc	1,311	36,865
Columbia Banking System Inc	99,023	4,154,015
Community Bank System Inc	7,382	395,380
Community Bankers Trust Corp *	3,366	30,294
Community Healthcare Trust Inc REIT	2,101	54,080
Community Trust Bancorp Inc	2,321	104,909
ConnectOne Bancorp Inc	3,311	95,357
Consolidated-Tomoka Land Co	50	3,143
CorEnergy Infrastructure Trust Inc REIT	1,792	67,272
County Bancorp Inc	716	20,914
Cousins Properties Inc REIT	63,057	547,335
Cowen Inc *	3,695	48,774
Crawford & Co ‘B’	269	2,211
Curo Group Holdings Corp *	930	15,996
Customers Bancorp Inc *	4,436	129,309
CVB Financial Corp	15,638	354,044
CYS Investments Inc REIT	23,285	156,475
DiamondRock Hospitality Co REIT	30,156	314,829
Dime Community Bancshares Inc	4,772	87,805
DNB Financial Corp	468	16,684
Donegal Group Inc ‘A’	1,327	20,967
Dynex Capital Inc REIT	7,714	51,144
Eagle Bancorp Inc *	921	55,122
Easterly Government Properties Inc REIT	6,356	129,662
Education Realty Trust Inc REIT	11,452	375,053
eHealth Inc *	173	2,476
Elevate Credit Inc *	2,428	17,190
Ellington Residential Mortgage REIT	1,428	15,651
EMC Insurance Group Inc	1,326	35,908
Employers Holdings Inc	4,783	193,472
Encore Capital Group Inc *	3,616	163,443
Enova International Inc *	3,421	75,433
Enstar Group Ltd * (Bermuda)	1,697	356,794
Entegra Financial Corp *	1,023	29,667
Enterprise Bancorp Inc	1,451	51,206
Enterprise Financial Services Corp	3,313	155,380
Equity Bancshares Inc ‘A’ *	1,071	41,940
ESSA Bancorp Inc	1,378	20,215
Evans Bancorp Inc	706	31,947
Farmers & Merchants Bancorp Inc	1,344	54,257
Farmers Capital Bank Corp	1,106	44,185
Farmers National Banc Corp	3,990	55,262
Farmland Partners Inc REIT	4,837	40,389
FB Financial Corp *	985	39,981
FBL Financial Group Inc ‘A’	1,497	103,817
FCB Financial Holdings Inc ‘A’ *	5,517	281,919
Federal Agricultural Mortgage Corp ‘C’	1,333	115,998
Federated National Holding Co	1,803	28,433
Fidelity Southern Corp	3,346	77,192
Financial Institutions Inc	2,251	66,630
First Bancorp Inc	1,583	44,292
First Bancorp NC	4,225	150,621
First BanCorp PR *	28,976	174,436
First Busey Corp	6,177	183,580
First Business Financial Services Inc	1,239	31,173
First Citizens BancShares Inc ‘A’	1,119	462,416
First Commonwealth Financial Corp	14,486	204,687
First Community Bancshares Inc	2,528	75,461
First Connecticut Bancorp Inc	1,688	43,213
First Defiance Financial Corp	1,500	85,980
First Financial Bancorp	9,276	272,251
First Financial Bankshares Inc	3,329	154,133
First Financial Corp	1,617	67,267
First Financial Northwest Inc	1,090	18,258
First Foundation Inc *	2,971	55,082
First Guaranty Bancshares Inc	695	18,063
First Horizon National Corp	230,552	4,341,294
First Industrial Realty Trust Inc REIT	13,895	406,151

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
First Internet Bancorp	1,211	$44,807
First Interstate BancSystem Inc ‘A’	3,852	152,347
First Merchants Corp	6,184	257,873
First Mid-Illinois Bancshares Inc	1,545	56,315
First Midwest Bancorp Inc	15,404	378,784
First Northwest Bancorp *	1,454	24,558
Flagstar Bancorp Inc *	3,211	113,669
Flushing Financial Corp	4,198	113,178
FNB Bancorp	814	29,947
Forestar Group Inc *	1,589	33,607
Four Corners Property Trust Inc REIT	2,838	65,529
Franklin Financial Network Inc *	1,323	43,130
Franklin Street Properties Corp REIT	15,826	133,097
Front Yard Residential Corp REIT	7,525	75,626
FRP Holdings Inc *	990	55,440
Fulton Financial Corp	25,808	458,092
GAIN Capital Holdings Inc	5,174	34,925
GAMCO Investors Inc ‘A’	635	15,767
Genworth Financial Inc ‘A’ *	75,934	214,893
German American Bancorp Inc	17,909	597,265
Getty Realty Corp REIT	4,684	118,130
Glacier Bancorp Inc	65,775	2,524,444
Gladstone Commercial Corp REIT	4,279	74,198
Global Indemnity Ltd (Cayman)	1,267	43,737
Global Medical REIT Inc	2,572	17,875
Global Net Lease Inc REIT	10,213	172,395
Government Properties Income Trust REIT	14,702	200,829
Gramercy Property Trust REIT	20,586	447,334
Granite Point Mortgage Trust Inc REIT	6,520	107,841
Great Ajax Corp REIT	2,467	33,428
Great Southern Bancorp Inc	1,652	82,517
Great Western Bancorp Inc	8,937	359,893
Green Bancorp Inc *	2,947	65,571
Greene County Bancorp Inc	84	3,083
Greenhill & Co Inc	3,677	68,024
Greenlight Capital Re Ltd ‘A’ *	4,523	72,594
Griffin Industrial Realty Inc	109	4,091
Guaranty Bancorp	2,980	84,483
Hallmark Financial Services Inc *	2,131	19,009
Hamilton Lane Inc ‘A’	674	25,093
Hancock Holding Co	12,699	656,538
Hanmi Financial Corp	4,724	145,263
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	7,677	149,701
HarborOne Bancorp Inc *	1,012	17,872
HCI Group Inc	491	18,737
Healthcare Realty Trust Inc REIT	18,476	511,970
Heartland Financial USA Inc	3,684	195,436
Heritage Commerce Corp	4,991	82,252
Heritage Financial Corp	4,398	134,579
Heritage Insurance Holdings Inc	2,870	43,509
Hersha Hospitality Trust REIT	5,839	104,518
Highwoods Properties Inc REIT	35,451	1,553,463
Hilltop Holdings Inc	11,069	259,679
Hingham Institution for Savings	100	20,600
Home Bancorp Inc	991	42,781
Home BancShares Inc	4,579	104,447
HomeStreet Inc *	4,077	116,806
HomeTrust Bancshares Inc *	2,515	65,516
Hope Bancorp Inc	19,612	356,742
Horace Mann Educators Corp	60,647	2,592,659
Horizon Bancorp	3,476	104,315
Howard Bancorp Inc *	1,067	21,127
IBERIABANK Corp	7,625	594,750
Impac Mortgage Holdings Inc *	1,510	11,929
Independence Holding Co	924	32,941
Independence Realty Trust Inc REIT	12,739	116,944
Independent Bank Corp MA	4,081	291,996
Independent Bank Corp MI	3,075	70,417
Independent Bank Group Inc	2,999	212,029

	Shares	Value
Industrial Logistics Properties Trust REIT *	2,082	$42,348
Infinity Property & Casualty Corp	1,382	163,629
InfraREIT Inc *	6,415	124,643
International Bancshares Corp	8,253	321,042
INTL. FCStone Inc *	2,282	97,396
Invesco Mortgage Capital Inc REIT	16,888	276,625
Investar Holding Corp	832	21,507
Investment Technology Group Inc	4,263	84,152
Investors Bancorp Inc	38,512	525,304
Investors Real Estate Trust REIT	18,247	94,702
Investors Title Co	47	9,395
iStar Inc REIT *	9,960	101,293
James River Group Holdings Ltd	3,844	136,347
Jernigan Capital Inc REIT	2,034	36,815
Kearny Financial Corp	11,613	150,969
Kemper Corp	5,980	340,860
Kennedy-Wilson Holdings Inc	8,638	150,301
Kingstone Cos Inc	1,390	23,352
Kite Realty Group Trust REIT	12,485	190,147
KKR Real Estate Finance Trust Inc REIT	2,314	46,419
Ladder Capital Corp REIT	11,891	179,316
Ladenburg Thalmann Financial Services Inc	13,980	45,715
Lakeland Bancorp Inc	6,804	135,059
Lakeland Financial Corp	68,878	3,184,230
LaSalle Hotel Properties REIT	17,158	497,754
LCNB Corp	1,377	26,163
LegacyTexas Financial Group Inc	4,162	178,217
LendingClub Corp *	4,002	14,007
Lexington Realty Trust REIT	32,782	257,994
LTC Properties Inc REIT	40,500	1,539,000
Luther Burbank Corp	1,915	22,999
Macatawa Bank Corp	4,061	41,706
Mack-Cali Realty Corp REIT	13,641	227,941
Maiden Holdings Ltd	9,245	60,092
MainSource Financial Group Inc	3,738	151,950
Malvern Bancorp Inc *	979	25,454
Marlin Business Services Corp	888	25,175
MB Financial Inc	11,188	452,890
MBIA Inc *	13,418	124,251
MBT Financial Corp	2,708	29,111
MedEquities Realty Trust Inc REIT	3,198	33,611
Medley Management Inc ‘A’	486	2,770
Mercantile Bank Corp	2,455	81,629
Merchants Bancorp	992	21,328
Meridian Bancorp Inc	6,059	122,089
Meta Financial Group Inc	1,266	138,247
Metropolitan Bank Holding Corp *	488	20,550
MGIC Investment Corp *	55,864	726,232
Middlefield Banc Corp	400	19,640
Midland States Bancorp Inc	2,186	68,990
MidSouth Bancorp Inc	2,077	26,274
MidWestOne Financial Group Inc	1,684	56,060
Monmouth Real Estate Investment Corp REIT	9,301	139,887
MTGE Investment Corp REIT	6,866	122,901
MutualFirst Financial Inc	947	34,329
National Bank Holdings Corp ‘A’	2,417	80,365
National Bankshares Inc	1,035	46,627
National Commerce Corp *	968	42,156
National General Holdings Corp	2,878	69,964
National Health Investors Inc REIT	3,307	222,528
National Storage Affiliates Trust REIT	6,789	170,268
National Western Life Group Inc ‘A’	338	103,049
Nationstar Mortgage Holdings Inc *	4,417	79,329
NBT Bancorp Inc	6,434	228,278
Nelnet Inc ‘A’	2,877	150,784
New Senior Investment Group Inc REIT	12,403	101,457
New York Mortgage Trust Inc REIT	16,850	99,920
Newmark Group Inc ‘A’ *	2,391	36,319
NexPoint Residential Trust Inc REIT	2,475	61,479

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
NI Holdings Inc *	1,564	$26,119
Nicolet Bankshares Inc *	1,331	73,298
NMI Holdings Inc ‘A’ *	7,285	120,567
Northeast Bancorp	1,132	23,206
Northfield Bancorp Inc	5,902	92,130
Northrim BanCorp Inc	1,024	35,379
NorthStar Realty Europe Corp REIT	8,237	107,246
Northwest Bancshares Inc	14,192	235,020
Norwood Financial Corp	885	26,630
OceanFirst Financial Corp	6,000	160,500
Oconee Federal Financial Corp	129	3,716
Ocwen Financial Corp *	15,289	62,991
OFG Bancorp	6,533	68,270
Ohio Valley Banc Corp	623	26,073
Old Line Bancshares Inc	1,131	37,323
Old National Bancorp	20,181	341,059
Old Point Financial Corp	560	14,773
Old Republic International Corp	201,497	4,322,111
Old Second Bancorp Inc	4,399	61,146
On Deck Capital Inc *	7,573	42,333
One Liberty Properties Inc REIT	2,261	49,968
Oppenheimer Holdings Inc ‘A’	1,456	37,492
Opus Bank	984	27,552
Orchid Island Capital Inc REIT	7,650	56,380
Oritani Financial Corp	5,914	90,780
Orrstown Financial Services Inc	1,137	27,459
Owens Realty Mortgage Inc REIT	1,520	22,162
Pacific Mercantile Bancorp *	2,406	22,977
Pacific Premier Bancorp Inc *	3,837	154,247
Park National Corp	2,016	209,180
Parke Bancorp Inc	877	18,242
PCSB Financial Corp *	2,760	57,905
Peapack Gladstone Financial Corp	2,686	89,686
Pebblebrook Hotel Trust REIT	10,380	356,553
Penns Woods Bancorp Inc	704	29,786
Pennsylvania REIT	10,346	99,839
PennyMac Financial Services Inc ‘A’ *	1,725	39,071
PennyMac Mortgage Investment Trust REIT	9,106	164,181
People’s Utah Bancorp	1,844	59,561
Peoples Bancorp Inc	39,957	1,416,476
Peoples Bancorp of North Carolina Inc	717	22,026
Peoples Financial Services Corp	1,045	47,704
PHH Corp *	4,817	50,386
Physicians Realty Trust REIT	12,383	192,803
Pinnacle Financial Partners Inc	24,197	1,553,447
Piper Jaffray Cos	2,055	170,668
PJT Partners Inc ‘A’	2,732	136,873
PRA Group Inc *	2,735	103,930
Preferred Apartment Communities Inc ‘A’ REIT	5,781	82,032
Premier Financial Bancorp Inc	1,460	27,171
Provident Bancorp Inc *	620	16,461
Provident Financial Holdings Inc	804	14,544
Provident Financial Services Inc	9,291	237,757
Prudential Bancorp Inc	1,232	22,348
Pzena Investment Management Inc ‘A’	615	6,845
QCR Holdings Inc	1,823	81,762
Quality Care Properties Inc REIT *	14,257	277,014
R1 RCM Inc *	1,346	9,610
Radian Group Inc	32,688	622,380
Rafael Holdings Inc ‘B’ *	488	2,367
RAIT Financial Trust REIT	11,120	1,796
Ramco-Gershenson Properties Trust REIT	11,910	147,208
RBB Bancorp	1,105	29,139
RE/MAX Holdings Inc ‘A’	2,686	162,369
Redfin Corp *	6,036	137,802
Redwood Trust Inc REIT	11,576	179,081
Regional Management Corp *	1,411	44,926
Reliant Bancorp Inc	1,053	23,998
Renasant Corp	6,826	290,515

	Shares	Value
Republic Bancorp Inc ‘A’	1,479	$56,646
Republic First Bancorp Inc *	5,764	50,147
Resource Capital Corp REIT	4,551	43,280
Retail Opportunity Investments Corp REIT	14,596	257,911
Retail Properties of America Inc ‘A’ REIT	85,947	1,002,142
Rexford Industrial Realty Inc REIT	6,910	198,939
Riverview Bancorp Inc	3,302	30,841
RLI Corp	922	58,446
RLJ Lodging Trust REIT	25,596	497,586
S&T Bancorp Inc	5,185	207,089
Sabra Health Care REIT Inc	22,205	391,918
Safeguard Scientifics Inc *	3,070	37,608
Safety Income & Growth Inc REIT	1,198	19,156
Safety Insurance Group Inc	2,191	168,378
Sandy Spring Bancorp Inc	4,852	188,064
Saul Centers Inc REIT	128	6,524
Seacoast Banking Corp of Florida *	6,418	169,884
Select Income REIT	9,532	185,683
Selective Insurance Group Inc	8,680	526,876
Seritage Growth Properties REIT	3,851	136,903
Shore Bancshares Inc	1,906	35,947
SI Financial Group Inc	1,687	24,293
Sierra Bancorp	2,066	55,038
Simmons First National Corp ‘A’	12,493	355,426
SmartFinancial Inc *	1,084	25,539
South State Corp	5,062	431,789
Southern First Bancshares Inc *	1,004	44,678
Southern Missouri Bancorp Inc	974	35,648
Southern National Bancorp of Virginia Inc	3,250	51,480
Southside Bancshares Inc	4,153	144,275
STAG Industrial Inc REIT	14,293	341,889
State Auto Financial Corp	2,406	68,739
State Bank Financial Corp	5,665	170,007
Sterling Bancorp	32,146	724,892
Sterling Bancorp Inc	2,442	32,991
Stewart Information Services Corp	3,005	132,040
Stifel Financial Corp	10,053	595,439
Stock Yards Bancorp Inc	3,319	116,497
Stratus Properties Inc	908	27,422
Summit Financial Group Inc	1,681	42,042
Summit Hotel Properties Inc REIT	15,641	212,874
Sunstone Hotel Investors Inc REIT	132,384	2,014,884
Sutherland Asset Management Corp REIT	2,670	40,451
Terreno Realty Corp REIT	6,017	207,647
Territorial Bancorp Inc	1,149	34,079
Texas Capital Bancshares Inc *	1,746	156,965
The Bancorp Inc *	7,434	80,287
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,351	105,513
The Community Financial Corp	599	22,295
The First Bancshares Inc	1,573	50,729
The First of Long Island Corp	69,839	1,917,081
The GEO Group Inc REIT	14,412	295,014
The Hanover Insurance Group Inc	34,781	4,100,332
The Navigators Group Inc	3,098	178,600
The St Joe Co *	6,673	125,786
Third Point Reinsurance Ltd * (Bermuda)	6,898	96,227
Tier REIT Inc	7,215	133,333
Timberland Bancorp Inc	947	28,789
Tiptree Inc	4,091	25,978
Tompkins Financial Corp	2,086	158,035
Towne Bank	9,627	275,332
TPG RE Finance Trust Inc REIT	3,097	61,599
Transcontinental Realty Investors Inc *	291	11,818
TriCo Bancshares	3,085	114,824
TriState Capital Holdings Inc *	2,432	56,544
Triumph Bancorp Inc *	2,647	109,056
TrustCo Bank Corp	116,916	987,940
Trustmark Corp	10,131	315,682
Two River Bancorp	1,114	20,108

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
UMB Financial Corp	6,820	$493,700
UMH Properties Inc REIT	763	10,232
Umpqua Holdings Corp	33,385	714,773
Union Bankshares Corp	8,421	309,135
Union Bankshares Inc	50	2,540
United Bankshares Inc	15,081	531,605
United Community Banks Inc	11,022	348,846
United Community Financial Corp	7,543	74,374
United Financial Bancorp Inc	7,675	124,335
United Fire Group Inc	3,175	151,955
United Insurance Holdings Corp	750	14,355
United Security Bancshares	2,013	21,640
Unity Bancorp Inc	1,191	26,202
Universal Insurance Holdings Inc	1,154	36,813
Univest Corp of Pennsylvania	4,279	118,528
Urstadt Biddle Properties Inc ‘A’ REIT	4,487	86,599
Valley National Bancorp	38,881	484,457
Veritex Holdings Inc *	1,663	46,015
Virtus Investment Partners Inc	895	110,801
Waddell & Reed Financial Inc ‘A’	12,128	245,107
Walker & Dunlop Inc	589	34,998
Washington REIT	7,550	206,115
Washington Federal Inc	12,903	446,444
Washington Prime Group Inc REIT	28,162	187,841
Washington Trust Bancorp Inc	17,095	918,856
Waterstone Financial Inc	3,499	60,533
WesBanco Inc	6,343	268,309
West Bancorporation Inc	1,892	48,435
Westamerica Bancorporation	3,827	222,272
Western Asset Mortgage Capital Corp REIT	6,119	59,293
Western New England Bancorp Inc	3,879	41,311
Whitestone REIT	5,644	58,641
Wintrust Financial Corp	8,355	718,948
WMIH Corp *	29,334	41,654
World Acceptance Corp *	918	96,665
WSFS Financial Corp	3,681	176,320
Xenia Hotels & Resorts Inc REIT	16,256	320,568

		106,314,329

Industrial - 17.6%

AAR Corp	116,256	5,128,052
Actuant Corp ‘A’	4,407	102,463
Advanced Emissions Solutions Inc	783	8,942
Aegion Corp *	4,879	111,778
Aerovironment Inc *	3,167	144,130
Alamo Group Inc	190	20,881
Albany International Corp ‘A’	925	57,998
American Railcar Industries Inc	1,100	41,151
Ampco-Pittsburgh Corp	1,346	11,979
AquaVenture Holdings Ltd *	1,763	21,896
ArcBest Corp	3,400	108,970
Ardmore Shipping Corp * (Ireland)	2,424	18,422
Armstrong Flooring Inc *	3,279	44,496
Astec Industries Inc	62,322	3,438,928
Atlas Air Worldwide Holdings Inc *	3,509	212,119
AVX Corp	6,933	114,741
Babcock & Wilcox Enterprises Inc *	11,290	49,337
Barnes Group Inc	6,567	393,298
Bel Fuse Inc ‘B’	1,116	21,092
Belden Inc	6,348	437,631
Benchmark Electronics Inc	7,527	224,681
Boise Cascade Co	4,702	181,497
Brady Corp ‘A’	1,523	56,579
Briggs & Stratton Corp	6,288	134,626
Cactus Inc ‘A’ *	2,860	77,020
Caesarstone Ltd (Israel)	1,241	24,386
Carlisle Cos Inc	7,858	820,454
Casella Waste Systems Inc ‘A’ *	4,752	111,102
CECO Environmental Corp	4,543	20,216
Chart Industries Inc *	4,624	272,955

	Shares	Value
Chicago Bridge & Iron Co NV	15,203	$218,923
CIRCOR International Inc	1,271	54,221
Columbus McKinnon Corp	3,328	119,276
Control4 Corp *	391	8,399
Core Molding Technologies Inc	1,124	20,041
Costamare Inc (Monaco)	7,688	47,973
Covenant Transportation Group Inc ‘A’ *	1,793	53,485
Cree Inc *	14,733	593,887
CTS Corp	4,836	131,539
Cubic Corp	3,806	242,062
Curtiss-Wright Corp	1,678	226,647
CyberOptics Corp *	486	8,748
Daseke Inc *	596	5,835
DHT Holdings Inc	12,921	43,931
DMC Global Inc	2,134	57,085
Dorian LPG Ltd *	3,396	25,436
Ducommun Inc *	1,593	48,395
DXP Enterprises Inc *	551	21,461
Eagle Bulk Shipping Inc *	5,842	28,918
Echo Global Logistics Inc *	3,984	109,958
Electro Scientific Industries Inc *	4,890	94,524
EMCOR Group Inc	15,023	1,170,742
Encore Wire Corp	11,781	667,983
ESCO Technologies Inc	3,840	224,832
Esterline Technologies Corp *	27,145	1,985,657
Evoqua Water Technologies Corp *	3,338	71,066
FARO Technologies Inc *	1,864	108,858
Federal Signal Corp	55,070	1,212,641
Fitbit Inc ‘A’ *	29,223	149,037
Franklin Electric Co Inc	381	15,526
FreightCar America Inc	1,844	24,710
Frontline Ltd (Norway)	11,641	51,570
GasLog Ltd (Monaco)	6,169	101,480
GATX Corp	5,773	395,393
Genco Shipping & Trading Ltd *	1,162	16,524
Gencor Industries Inc *	1,341	21,590
Gener8 Maritime Inc *	7,125	40,256
General Cable Corp	493	14,593
Gentex Corp	4,142	95,349
Gibraltar Industries Inc *	64,696	2,189,960
Global Brass & Copper Holdings Inc	247	8,262
Golar LNG Ltd (NOTC) (Bermuda)	14,494	396,556
GP Strategies Corp *	179	4,054
Graham Corp	1,462	31,316
Granite Construction Inc	27,570	1,540,060
Greif Inc ‘A’	518	27,066
Greif Inc ‘B’	119	6,932
Griffon Corp	648	11,826
Hardinge Inc	1,742	31,913
Haynes International Inc	1,872	69,470
Heartland Express Inc	328	5,901
Heritage-Crystal Clean Inc *	957	22,537
Hill International Inc *	361	2,058
Hub Group Inc ‘A’ *	4,918	205,818
Hudson Ltd ‘A’ * (United Kingdom)	2,914	46,362
Hurco Cos Inc	943	43,284
Hyster-Yale Materials Handling Inc	255	17,832
IES Holdings Inc *	1,342	20,331
II-VI Inc *	6,421	262,619
Insteel Industries Inc	41,624	1,150,071
International Seaways Inc *	4,438	78,109
Kaman Corp	3,811	236,739
KBR Inc	18,862	305,376
Kennametal Inc	17,660	709,226
Kimball Electronics Inc *	4,009	64,745
KLX Inc *	7,601	540,127
Knowles Corp *	13,310	167,573
Kratos Defense & Security Solutions Inc *	7,970	82,011
Lawson Products Inc *	168	4,242
Layne Christensen Co *	2,732	40,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
LB Foster Co ‘A’ *	1,259	$29,649
Littelfuse Inc	249	51,837
Louisiana-Pacific Corp	1,326	38,149
LSB Industries Inc *	3,297	20,211
LSI Industries Inc	3,750	30,413
Marten Transport Ltd	5,865	133,722
Matson Inc	3,362	96,288
Milacron Holdings Corp *	1,200	24,168
Mistras Group Inc *	2,343	44,376
Moog Inc ‘A’ *	4,365	359,720
Mueller Industries Inc	44,071	1,152,897
Mueller Water Products Inc ‘A’	257,130	2,795,003
MYR Group Inc *	1,331	41,021
National Presto Industries Inc	671	62,906
Navios Maritime Acquisition Corp	12,706	10,673
Navios Maritime Holdings Inc * (Monaco)	13,976	12,549
NL Industries Inc *	1,288	10,111
Nordic American Tankers Ltd	21,035	40,808
Northwest Pipe Co *	1,458	25,223
NV5 Global Inc *	300	16,725
NVE Corp	67	5,568
Olympic Steel Inc	1,387	28,447
Orion Group Holdings Inc *	2,175	14,333
Overseas Shipholding Group Inc ‘A’ *	6,847	19,445
Park Electrochemical Corp	2,925	49,257
Park-Ohio Holdings Corp	1,348	52,370
Plexus Corp *	46,963	2,805,100
Powell Industries Inc	1,352	36,288
Quanex Building Products Corp	4,844	84,286
Regal Beloit Corp	17,969	1,318,026
Revolution Lighting Technologies Inc *	1,662	5,701
Rexnord Corp *	15,705	466,124
Roadrunner Transportation Systems Inc *	4,643	11,793
Safe Bulkers Inc * (Greece)	7,456	23,636
Saia Inc *	8,365	628,630
Sanmina Corp *	10,675	279,151
Schneider National Inc ‘B’	443	11,545
Scorpio Bulkers Inc	9,099	64,148
Scorpio Tankers Inc (Monaco)	40,663	79,699
Ship Finance International Ltd (Norway)	8,995	128,629
Simpson Manufacturing Co Inc	60,052	3,458,395
Sparton Corp *	1,361	23,695
SPX FLOW Inc *	4,669	229,668
Standex International Corp	398	37,949
Sterling Construction Co Inc *	2,980	34,151
Stoneridge Inc *	4,066	112,222
SunPower Corp *	9,027	72,035
SYNNEX Corp	3,477	411,677
Tech Data Corp *	4,877	415,179
Teekay Corp (Bermuda)	9,469	76,604
Teekay Tankers Ltd ‘A’ (Bermuda)	30,864	36,728
Tennant Co	135	9,140
Tetra Tech Inc	561	27,461
The Eastern Co	853	24,311
The Gorman-Rupp Co	2,679	78,361
The Greenbrier Cos Inc	4,173	209,693
The Manitowoc Co Inc *	48,673	1,385,234
TimkenSteel Corp *	5,986	90,927
TopBuild Corp *	2,150	164,518
Tredegar Corp	3,910	70,185
TriMas Corp *	6,868	180,285
Trinseo SA	2,010	148,840
Triumph Group Inc	7,362	185,522
TTM Technologies Inc *	10,969	167,716
Tutor Perini Corp *	4,770	105,179
Twin Disc Inc *	1,306	28,392
UFP Technologies Inc *	980	28,910
Universal Forest Products Inc	35,158	1,140,877
Universal Logistics Holdings Inc	310	6,557
Vicor Corp *	218	6,224

	Shares	Value
Vishay Intertechnology Inc	19,989	$371,795
Vishay Precision Group Inc *	1,533	47,753
VSE Corp	1,307	67,598
Watts Water Technologies Inc ‘A’	1,755	136,364
Werner Enterprises Inc	7,173	261,814
Willis Lease Finance Corp *	479	16,420
Worthington Industries Inc	551	23,649
YRC Worldwide Inc *	3,913	34,552
ZAGG Inc *	1,211	14,774
Zebra Technologies Corp ‘A’ *	25,035	3,484,622

		53,798,109

Technology - 3.9%

Acxiom Corp *	5,757	130,742
Agilysys Inc *	2,408	28,703
Allscripts Healthcare Solutions Inc *	27,426	338,711
Alpha & Omega Semiconductor Ltd *	2,849	44,017
Ambarella Inc *	2,825	138,397
American Software Inc ‘A’	1,762	22,906
Amkor Technology Inc *	14,595	147,847
Aquantia Corp *	414	6,500
Avid Technology Inc *	1,546	7,019
AXT Inc *	5,637	40,868
Bottomline Technologies de Inc *	715	27,706
CACI International Inc ‘A’ *	3,680	556,968
Cogint Inc *	3,378	8,445
Cohu Inc	55,051	1,255,713
Computer Programs & Systems Inc	817	23,856
Convergys Corp	13,900	314,418
Cray Inc *	6,063	125,504
CSG Systems International Inc	887	40,172
Digi International Inc *	4,073	41,952
Digimarc Corp *	55	1,317
Diodes Inc *	4,350	132,501
Donnelley Financial Solutions Inc *	448	7,692
DSP Group Inc *	3,335	39,353
Eastman Kodak Co *	165	883
EMCORE Corp *	2,376	13,543
Engility Holdings Inc *	2,724	66,466
Evolent Health Inc ‘A’ *	6,844	97,527
ForeScout Technologies Inc *	158	5,126
Glu Mobile Inc *	15,094	56,904
GSI Technology Inc *	2,320	17,191
InnerWorkings Inc *	265	2,398
Insight Enterprises Inc *	3,282	114,640
Kopin Corp *	516	1,610
Kulicke & Soffa Industries Inc * (Singapore)	90,698	2,268,357
ManTech International Corp ‘A’	3,881	215,279
Maxwell Technologies Inc *	5,586	33,125
Mercury Systems Inc *	547	26,431
MicroStrategy Inc ‘A’ *	630	81,264
MKS Instruments Inc	8,121	939,194
Monotype Imaging Holdings Inc	3,258	73,142
MTS Systems Corp	2,706	139,765
Nanometrics Inc *	653	17,566
NantHealth Inc *	2,494	7,607
NetScout Systems Inc *	12,724	335,277
Park City Group Inc *	256	2,240
PDF Solutions Inc *	134	1,562
pdvWireless Inc *	1,445	43,133
Photronics Inc *	56,156	463,287
PlayAGS Inc *	406	9,444
Presidio Inc *	1,737	27,167
Progress Software Corp	1,135	43,641
QAD Inc ‘A’	535	22,283
Quality Systems Inc *	2,873	39,216
Quantum Corp *	3,474	12,645
Radisys Corp *	2,795	1,792
Rambus Inc *	12,101	162,516
Red Violet Inc *	450	2,745

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Ribbon Communications Inc *	7,170	$36,567
Rosetta Stone Inc *	2,128	27,983
Rudolph Technologies Inc *	476	13,185
SailPoint Technologies Holding Inc *	775	16,035
SecureWorks Corp ‘A’ *	1,268	10,245
SendGrid Inc *	329	9,258
Sigma Designs Inc *	5,765	35,743
SMART Global Holdings Inc *	590	29,406
Stratasys Ltd *	3,828	77,249
Super Micro Computer Inc *	4,611	78,387
Sykes Enterprises Inc *	5,369	155,379
Synaptics Inc *	33,136	1,515,309
Synchronoss Technologies Inc *	6,440	67,942
The ExOne Co *	274	1,995
The KeyW Holding Corp *	7,290	57,299
Unisys Corp *	2,306	24,790
VASCO Data Security International Inc *	4,200	54,390
Veeco Instruments Inc *	7,123	121,091
VeriFone Systems Inc *	15,262	234,730
Verint Systems Inc *	8,029	342,035
Virtusa Corp *	1,110	53,791
Xcerra Corp *	1,078	12,559

		11,801,641

Utilities - 4.6%

ALLETE Inc	7,708	556,903
Ameresco Inc ‘A’ *	2,831	36,803
American States Water Co	1,708	90,626
Artesian Resources Corp ‘A’	1,204	43,922
Atlantic Power Corp *	4,724	9,920
Avista Corp	9,705	497,381
Black Hills Corp	22,746	1,235,108
California Water Service Group	2,757	102,698
Chesapeake Utilities Corp	2,111	148,509
Connecticut Water Service Inc	11,056	669,220
Consolidated Water Co Ltd (Cayman)	2,247	32,694
Dynegy Inc *	19,437	262,788
El Paso Electric Co	6,085	310,335
Genie Energy Ltd ‘B’	2,135	10,654
IDACORP Inc	26,040	2,298,551
MGE Energy Inc	2,718	152,480
Middlesex Water Co	339	12,441
New Jersey Resources Corp	12,126	486,253
Northwest Natural Gas Co	4,273	246,338
NorthWestern Corp	7,457	401,187
NRG Yield Inc ‘A’	5,622	92,426
NRG Yield Inc ‘C’	9,530	162,010
ONE Gas Inc	7,878	520,105
Ormat Technologies Inc	3,177	179,119
Otter Tail Corp	5,958	258,279
PNM Resources Inc	12,021	459,803
Portland General Electric Co	13,462	545,346
RGC Resources Inc	644	16,358
SJW Group	2,471	130,246
South Jersey Industries Inc	12,055	339,469
Southwest Gas Holdings Inc	6,445	435,875
Spark Energy Inc ‘A’	136	1,612
Spire Inc	35,453	2,563,252
The York Water Co	202	6,262
Unitil Corp	2,207	102,427
WGL Holdings Inc	7,720	645,778

		14,063,178

Total Common Stocks (Cost $253,279,720)		290,418,443

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.9%

Energy - 0.7%

Unit Corp 6.625% due 05/15/21	$2,268,000	$2,279,340

Industrial - 0.2%

Mueller Industries Inc 6.000% due 03/01/27	482,000	483,807

Total Corporate Bonds & Notes (Cost $2,643,210)		2,763,147

SHORT-TERM INVESTMENTS - 3.8%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $4,786,234; collateralized by U.S. Treasury Notes: 1.125% - 2.000% due 09/30/21 - 11/15/21 and value $4,888,364)	4,786,085	4,786,085

U.S. Government Agency Issues - 2.2%

Federal Home Loan Bank
1.217% due 04/02/18	3,185,000	3,185,000
1.420% due 04/02/18	3,730,000	3,730,000

		6,915,000

Total Short-Term Investments (Cost $11,700,833)		11,701,085

TOTAL INVESTMENTS - 99.9% (Cost $267,623,763)		304,904,329

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(59,777)

OTHER ASSETS & LIABILITIES, NET - 0.1%		296,427

NET ASSETS - 100.0%		$305,140,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2018, $169,800 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/18	58	$4,500,257	$4,440,480	($59,777)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$21,654	$-	$21,654	$-
	Common Stocks
	Basic Materials	19,782,057	19,782,057	-	-
	Communications	6,384,840	6,384,840	-	-
	Consumer, Cyclical	30,350,750	30,350,750	-	-
	Consumer, Non-Cyclical	28,146,529	28,146,529	-	-
	Diversified	16,028	16,028	-	-
	Energy	19,760,982	16,019,380	3,741,602	-
	Financial	106,314,329	106,314,329	-	-
	Industrial	53,798,109	53,798,109	-	-
	Technology	11,801,641	11,801,641	-	-
	Utilities	14,063,178	14,063,178	-	-

	Total Common Stocks	290,418,443	286,676,841	3,741,602	-

	Corporate Bonds & Notes	2,763,147	-	2,763,147	-
	Short-Term Investments	11,701,085	-	11,701,085	-

	Total Assets	304,904,329	286,676,841	18,227,488	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(59,777)	(59,777)	-	-

	Total Liabilities	(59,777)	(59,777)	-	-

	Total	$304,844,552	$286,617,064	$18,227,488	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Basic Materials - 2.6%

Kaiser Aluminum Corp	13,966	$1,409,170
PolyOne Corp	43,515	1,850,258
US Silica Holdings Inc	18,718	477,683

		3,737,111

Communications - 11.5%

Ciena Corp *	65,753	1,703,003
GrubHub Inc *	23,614	2,396,112
Imperva Inc *	34,290	1,484,757
NETGEAR Inc *	30,104	1,721,949
RingCentral Inc ‘A’ *	48,778	3,097,403
Shutterfly Inc *	22,990	1,867,937
Sinclair Broadcast Group Inc ‘A’	42,898	1,342,707
TiVo Corp	74,536	1,009,963
Vonage Holdings Corp *	179,818	1,915,062

		16,538,893

Consumer, Cyclical - 14.2%

AMC Entertainment Holdings Inc ‘A’	42,947	603,405
Beacon Roofing Supply Inc *	28,602	1,517,908
Bloomin’ Brands Inc	77,402	1,879,321
Camping World Holdings Inc ‘A’	32,801	1,057,832
FirstCash Inc	13,272	1,078,350
Golden Entertainment Inc *	38,962	905,087
iRobot Corp *	13,418	861,301
Lithia Motors Inc ‘A’	16,458	1,654,358
Sleep Number Corp *	52,125	1,832,194
Sonic Corp	46,901	1,183,312
Steven Madden Ltd	28,573	1,254,355
Texas Roadhouse Inc	28,145	1,626,218
The Children’s Place Inc	10,438	1,411,740
Universal Electronics Inc *	18,262	950,537
Wabash National Corp	61,636	1,282,645
Wolverine World Wide Inc	43,903	1,268,797

		20,367,360

Consumer, Non-Cyclical - 32.4%

Acadia Healthcare Co Inc *	25,092	983,105
ACADIA Pharmaceuticals Inc *	18,966	426,166
Aclaris Therapeutics Inc *	30,484	534,080
Amedisys Inc *	26,853	1,620,310
Amicus Therapeutics Inc *	70,076	1,053,943
Amphastar Pharmaceuticals Inc *	41,740	782,625
BioTelemetry Inc *	35,392	1,098,922
Bluebird Bio Inc *	2,610	445,658
Cardtronics PLC ‘A’ *	37,390	834,171
Deluxe Corp	31,845	2,356,848
Encompass Health Corp	28,193	1,611,794
Esperion Therapeutics Inc *	13,704	991,210
FibroGen Inc *	28,220	1,303,764
Green Dot Corp ‘A’ *	34,593	2,219,487
Horizon Pharma PLC *	113,079	1,605,722
ICU Medical Inc *	7,618	1,922,783
Insperity Inc	41,777	2,905,590
iRhythm Technologies Inc *	21,640	1,362,238
J&J Snack Foods Corp	9,468	1,292,950
LHC Group Inc *	21,030	1,294,607
LivaNova PLC *	16,411	1,452,373
Merit Medical Systems Inc *	29,664	1,345,262
Molina Healthcare Inc *	16,269	1,320,717
Nektar Therapeutics *	33,733	3,584,469
NuVasive Inc *	27,192	1,419,694
Performance Food Group Co *	51,055	1,523,992
Puma Biotechnology Inc *	19,955	1,357,938
Revance Therapeutics Inc *	32,024	986,339
Supernus Pharmaceuticals Inc *	60,621	2,776,442

	Shares	Value
Syneos Health Inc *	28,308	$1,004,934
TrueBlue Inc *	40,015	1,036,389
Ultragenyx Pharmaceutical Inc *	16,865	859,946
Vanda Pharmaceuticals Inc *	68,899	1,160,948

		46,475,416

Financial - 5.1%

BrightSphere Investment Group PLC	77,224	1,217,050
Home BancShares Inc	55,433	1,264,427
Moelis & Co ‘A’	25,987	1,321,439
Pacific Premier Bancorp Inc *	27,154	1,091,591
PS Business Parks Inc REIT	10,672	1,206,363
Texas Capital Bancshares Inc *	13,678	1,229,652

		7,330,522

Industrial - 18.2%

Aerojet Rocketdyne Holdings Inc *	47,899	1,339,735
American Woodmark Corp *	17,009	1,674,536
EnPro Industries Inc	18,537	1,434,393
Forward Air Corp	19,855	1,049,535
Generac Holdings Inc *	34,608	1,588,853
Harsco Corp *	61,275	1,265,329
Littelfuse Inc	9,989	2,079,510
Lydall Inc *	22,902	1,105,022
Masonite International Corp *	20,227	1,240,927
MasTec Inc *	34,897	1,641,904
Rogers Corp *	14,528	1,736,677
Saia Inc *	24,729	1,858,384
SPX Corp *	58,662	1,905,342
Tetra Tech Inc	24,701	1,209,114
TopBuild Corp *	19,174	1,467,195
Trinseo SA	22,384	1,657,535
US Concrete Inc *	22,331	1,348,792
YRC Worldwide Inc *	61,541	543,407

		26,146,190

Technology - 14.6%

Acxiom Corp *	63,195	1,435,158
Ambarella Inc *	22,424	1,098,552
Bottomline Technologies de Inc *	49,846	1,931,532
CommVault Systems Inc *	31,414	1,796,881
Glu Mobile Inc *	331,941	1,251,418
Hortonworks Inc *	52,710	1,073,703
Integrated Device Technology Inc *	53,290	1,628,542
j2 Global Inc	18,643	1,471,306
MaxLinear Inc *	50,074	1,139,183
MKS Instruments Inc	21,307	2,464,155
RealPage Inc *	58,169	2,995,703
Silicon Laboratories Inc *	19,333	1,738,037
Xperi Corp	46,662	986,901

		21,011,071

Total Common Stocks (Cost $116,042,544)		141,606,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $2,082,092; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $2,126,431)	$2,082,027	$2,082,027

Total Short-Term Investment (Cost $2,082,027)		2,082,027

TOTAL INVESTMENTS - 100.0% (Cost $118,124,571)		143,688,590

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(39,567)

NET ASSETS - 100.0%		$143,649,023

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$141,606,563	$141,606,563	$-	$-
	Short-Term Investment	2,082,027	-	2,082,027	-

	Total	$143,688,590	$141,606,563	$2,082,027	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * Ω ±	66,197	$151,591

Financial - 0.0%

Babcock & Wilcox Enterprises Exp 04/10/18 *	15,609	29,938

Total Rights (Cost $73,479)		181,529

COMMON STOCKS - 97.3%

Basic Materials - 3.2%

A Schulman Inc	11,312	486,416
Aceto Corp	11,078	84,193
AdvanSix Inc *	11,856	412,352
AgroFresh Solutions Inc *	9,662	71,016
AK Steel Holding Corp *	121,991	552,619
Allegheny Technologies Inc *	48,740	1,154,163
American Vanguard Corp	11,587	234,057
Balchem Corp	12,293	1,004,953
Carpenter Technology Corp	17,933	791,204
Century Aluminum Co *	19,851	328,335
Clearwater Paper Corp *	6,390	249,849
Cleveland-Cliffs Inc *	115,458	802,433
Codexis Inc *	16,449	180,939
Coeur Mining Inc *	71,765	574,120
Commercial Metals Co	44,830	917,222
Compass Minerals International Inc	13,316	802,955
CSW Industrials Inc *	5,893	265,480
Fairmount Santrol Holdings Inc *	62,011	263,547
Ferro Corp *	32,478	754,139
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	42,979	—
GCP Applied Technologies Inc *	28,021	814,010
Gold Resource Corp	19,496	87,927
Hawkins Inc	3,457	121,513
HB Fuller Co	19,823	985,798
Hecla Mining Co	152,390	559,271
Ingevity Corp *	16,624	1,225,022
Innophos Holdings Inc	7,344	295,302
Innospec Inc	9,198	630,983
Intrepid Potash Inc *	34,866	126,912
Kaiser Aluminum Corp	6,414	647,172
Klondex Mines Ltd * (Canada)	66,686	156,712
KMG Chemicals Inc	4,987	298,971
Koppers Holdings Inc *	7,786	320,005
Kraton Corp *	11,611	553,961
Kronos Worldwide Inc	9,168	207,197
Landec Corp *	10,970	143,158
Materion Corp	7,574	386,653
Minerals Technologies Inc	13,566	908,244
Neenah Inc	6,424	503,641
Oil-Dri Corp of America	2,230	89,624
OMNOVA Solutions Inc *	17,015	178,657
Orchids Paper Products Co	4,193	34,173
PH Glatfelter Co	17,198	353,075
PolyOne Corp	31,337	1,332,449
PQ Group Holdings Inc *	11,230	156,883
Quaker Chemical Corp	5,051	748,205
Rayonier Advanced Materials Inc	18,827	404,216
Ryerson Holding Corp *	5,564	45,347
Schnitzer Steel Industries Inc ‘A’	10,388	336,052
Schweitzer-Mauduit International Inc	11,734	459,386
Sensient Technologies Corp	17,059	1,204,024

	Shares	Value
Shiloh Industries Inc *	6,664	$57,977
Smart Sand Inc *	9,416	54,801
Stepan Co	7,747	644,395
Tronox Ltd ‘A’	34,856	642,745
United States Lime & Minerals Inc	627	45,884
Uranium Energy Corp *	58,357	76,448
US Silica Holdings Inc	31,854	812,914
Valhi Inc	11,560	70,054
Verso Corp ‘A’ *	13,839	233,049

		26,882,802

Communications - 6.1%

1-800-Flowers.com Inc ‘A’ *	9,763	115,203
8x8 Inc *	34,357	640,758
A10 Networks Inc *	20,632	120,078
Acacia Communications Inc *	7,539	289,950
ADTRAN Inc	19,130	297,471
Aerohive Networks Inc *	11,245	45,430
ATN International Inc	3,948	235,380
Beasley Broadcast Group Inc ‘A’	2,079	23,493
Blucora Inc *	17,081	420,193
Boingo Wireless Inc *	14,457	358,100
CalAmp Corp *	13,799	315,721
Calix Inc *	16,577	113,552
Cardlytics Inc *	1,975	28,894
Cars.com Inc *	28,005	793,382
Carvana Co *	5,289	121,277
Casa Systems Inc *	2,735	80,245
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	33,796	141,943
ChannelAdvisor Corp *	10,825	98,507
Chegg Inc *	37,619	777,209
Ciena Corp *	55,629	1,440,791
Cincinnati Bell Inc *	17,072	236,447
Clear Channel Outdoor Holdings Inc ‘A’	15,965	78,229
Clearfield Inc *	5,091	65,674
Cogent Communications Holdings Inc	16,115	699,391
Comtech Telecommunications Corp	9,061	270,833
Consolidated Communications Holdings Inc	26,252	287,722
Corindus Vascular Robotics Inc *	35,967	49,275
Daily Journal Corp *	385	87,969
DHI Group Inc *	23,289	37,262
Endurance International Group Holdings Inc *	22,827	168,920
Entercom Communications Corp ‘A’	48,224	465,362
Entravision Communications Corp ‘A’	26,251	123,380
ePlus Inc *	5,104	396,581
Etsy Inc *	47,006	1,318,988
Extreme Networks Inc *	44,137	488,597
Finisar Corp *	43,990	695,482
Frontier Communications Corp	31,395	232,951
FTD Cos Inc *	7,300	26,572
Gannett Co Inc	44,434	443,451
Global Eagle Entertainment Inc *	21,275	31,274
Globalstar Inc *	232,081	159,556
Gogo Inc *	21,338	184,147
Gray Television Inc *	32,006	406,476
Groupon Inc *	131,503	570,723
GrubHub Inc *	33,463	3,395,491
GTT Communications Inc *	12,061	683,859
Harmonic Inc *	30,465	115,767
Hawaiian Telcom Holdco Inc *	2,187	58,349
HC2 Holdings Inc *	15,554	81,814
HealthStream Inc	10,261	254,781
Hemisphere Media Group Inc *	6,804	76,545
Houghton Mifflin Harcourt Co *	41,495	288,390
IDT Corp ‘B’ *	7,687	48,197
Imperva Inc *	13,047	564,935
Infinera Corp *	57,107	620,182
Intelsat SA *	14,610	54,934

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
InterDigital Inc	13,319	$980,278
Internap Corp *	8,626	94,886
Iridium Communications Inc *	33,501	376,886
KVH Industries Inc *	6,185	64,015
Lands’ End Inc *	5,409	126,300
Leaf Group Ltd *	4,871	34,341
Liberty Media Corp-Liberty Braves ‘A’ *	4,206	95,602
Liberty Media Corp-Liberty Braves ‘C’ *	13,786	314,597
Limelight Networks Inc *	37,042	152,243
Liquidity Services Inc *	11,079	72,014
Loral Space & Communications Inc *	5,145	214,289
MDC Partners Inc ‘A’ *	21,879	157,529
Meredith Corp	15,356	826,153
MSG Networks Inc ‘A’ *	23,164	523,506
NeoPhotonics Corp *	14,479	99,181
NETGEAR Inc *	12,072	690,518
New Media Investment Group Inc	19,514	334,470
Nexstar Media Group Inc ‘A’	17,014	1,131,431
NIC Inc	24,654	327,898
Oclaro Inc *	64,836	619,832
Okta Inc *	7,680	306,048
Ooma Inc *	7,307	79,646
ORBCOMM Inc *	26,911	252,156
Overstock.com Inc *	6,713	243,346
Perficient Inc *	13,011	298,212
Plantronics Inc	12,689	766,035
Preformed Line Products Co	1,343	87,416
Proofpoint Inc *	16,931	1,924,208
Q2 Holdings Inc *	12,288	559,718
Quantenna Communications Inc *	9,167	125,588
QuinStreet Inc *	14,551	185,816
Quotient Technology Inc *	28,850	377,935
Rapid7 Inc *	10,931	279,506
RealNetworks Inc *	11,049	33,810
RigNet Inc *	5,642	76,731
RingCentral Inc ‘A’ *	25,288	1,605,788
Saga Communications Inc ‘A’	1,632	60,792
Salem Media Group Inc	4,697	16,909
Scholastic Corp	10,778	418,618
Shenandoah Telecommunications Co	17,831	641,916
Shutterfly Inc *	12,663	1,028,869
Shutterstock Inc *	7,021	338,061
Sinclair Broadcast Group Inc ‘A’	27,627	864,725
Spok Holdings Inc	7,714	115,324
Stamps.com Inc *	6,365	1,279,683
TechTarget Inc *	8,011	159,259
Telenav Inc *	13,237	71,480
The EW Scripps Co ‘A’	22,760	272,892
The Meet Group Inc *	29,298	61,233
The New York Times Co ‘A’	48,856	1,177,430
The Rubicon Project Inc *	17,544	31,579
The Trade Desk Inc ‘A’ *	9,456	469,207
TiVo Corp	46,133	625,102
Townsquare Media Inc ‘A’	4,345	34,456
tronc Inc *	7,582	124,496
TrueCar Inc *	26,723	252,800
Tucows Inc ‘A’ *	3,599	201,544
Ubiquiti Networks Inc *	8,711	599,317
ViaSat Inc *	21,034	1,382,354
Viavi Solutions Inc *	88,536	860,570
VirnetX Holding Corp *	22,455	88,697
Vonage Holdings Corp *	79,601	847,751
Web.com Group Inc *	15,443	279,518
WideOpenWest Inc *	10,487	74,982
Windstream Holdings Inc	68,752	96,940
World Wrestling Entertainment Inc ‘A’	16,323	587,791
XO Group Inc *	9,820	203,765
Yelp Inc *	31,127	1,299,552
Yext Inc *	8,845	111,889

	Shares	Value
Zendesk Inc *	38,734	$1,854,197
Zix Corp *	23,440	100,089

		51,297,798

Consumer, Cyclical - 11.4%

Abercrombie & Fitch Co ‘A’	26,512	641,856
Acushnet Holdings Corp	12,197	281,629
Allegiant Travel Co	4,932	851,017
AMC Entertainment Holdings Inc ‘A’	20,323	285,538
America’s Car-Mart Inc *	2,808	141,664
American Axle & Manufacturing Holdings Inc *	38,037	578,923
American Eagle Outfitters Inc	63,095	1,257,483
Americold Realty Trust REIT	20,469	390,549
Anixter International Inc *	11,267	853,475
Asbury Automotive Group Inc *	7,034	474,795
Ascena Retail Group Inc *	66,477	133,619
At Home Group Inc *	4,341	139,086
AV Homes Inc *	4,867	90,283
Barnes & Noble Education Inc *	16,662	114,801
Barnes & Noble Inc	22,342	110,593
Bassett Furniture Industries Inc	3,971	120,520
Beacon Roofing Supply Inc *	26,543	1,408,637
Beazer Homes USA Inc *	12,303	196,233
Belmond Ltd ‘A’ * (United Kingdom)	34,050	379,657
Big 5 Sporting Goods Corp	9,404	68,179
Big Lots Inc	16,489	717,766
Biglari Holdings Inc *	396	161,730
BJ’s Restaurants Inc	7,633	342,722
Bloomin’ Brands Inc	35,255	855,991
Blue Bird Corp *	4,582	108,593
Bluegreen Vacations Corp	2,636	55,804
BMC Stock Holdings Inc *	25,246	493,559
Bojangles’ Inc *	7,487	103,695
Boot Barn Holdings Inc *	7,844	139,074
Boyd Gaming Corp	32,306	1,029,269
Brinker International Inc	18,090	653,049
Build-A-Bear Workshop Inc *	6,243	57,123
Caesars Entertainment Corp *	52,990	596,137
Caleres Inc	16,230	545,328
Callaway Golf Co	37,052	606,171
Camping World Holdings Inc ‘A’	12,571	405,415
Cannae Holdings Inc *	23,816	449,170
Carrols Restaurant Group Inc *	13,328	149,274
Castle Brands Inc *	37,292	46,242
Cavco Industries Inc *	3,308	574,765
Century Casinos Inc *	9,205	68,669
Century Communities Inc *	7,965	238,552
Chico’s FAS Inc	48,607	439,407
Churchill Downs Inc	5,287	1,290,292
Chuy’s Holdings Inc *	6,431	168,492
Citi Trends Inc	5,156	159,372
Clarus Corp *	8,543	57,665
Columbia Sportswear Co	11,452	875,276
Commercial Vehicle Group Inc *	10,789	83,615
Conn’s Inc *	7,512	255,408
Cooper Tire & Rubber Co	20,358	596,489
Cooper-Standard Holdings Inc *	6,706	823,564
Core-Mark Holding Co Inc	18,210	387,145
Cracker Barrel Old Country Store Inc	7,553	1,202,438
Crocs Inc *	27,698	450,092
Culp Inc	4,666	142,546
Daktronics Inc	14,183	124,952
Dana Inc	56,393	1,452,684
Dave & Buster’s Entertainment Inc *	15,708	655,652
Deckers Outdoor Corp *	12,285	1,106,019
Del Frisco’s Restaurant Group Inc *	8,388	127,917
Del Taco Restaurants Inc *	12,951	134,172
Delta Apparel Inc *	2,387	43,014
Denny’s Corp *	24,332	375,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Dillard’s Inc ‘A’	5,201	$417,848
Dine Brands Global Inc	6,862	450,010
Dorman Products Inc *	10,456	692,292
Douglas Dynamics Inc	8,442	365,961
Drive Shack Inc *	23,479	112,230
DSW Inc ‘A’	25,355	569,473
Duluth Holdings Inc ‘B’ *	3,492	65,405
El Pollo Loco Holdings Inc *	7,716	73,302
Eldorado Resorts Inc *	18,296	603,768
Empire Resorts Inc *	1,141	19,682
EnviroStar Inc	1,469	57,658
Eros International PLC * (India)	12,187	132,838
Escalade Inc	5,118	70,117
Essendant Inc	14,305	111,579
Ethan Allen Interiors Inc	9,738	223,487
Express Inc *	28,926	207,110
EZCORP Inc ‘A’ *	20,145	265,914
Fiesta Restaurant Group Inc *	10,316	190,846
FirstCash Inc	18,172	1,476,475
Five Below Inc *	20,993	1,539,627
Flexsteel Industries Inc	2,982	118,028
Fogo De Chao Inc *	4,023	63,362
Fossil Group Inc *	17,562	223,037
Foundation Building Materials Inc *	5,617	83,749
Fox Factory Holding Corp *	13,355	466,089
Francesca’s Holdings Corp *	13,174	63,235
Fred’s Inc ‘A’	15,530	46,435
Freshpet Inc *	9,657	158,858
Funko Inc ‘A’ *	3,523	28,924
G-III Apparel Group Ltd *	16,783	632,383
Gaia Inc *	3,772	58,466
Genesco Inc *	7,815	317,289
Gentherm Inc *	13,975	474,451
GMS Inc *	12,945	395,599
GNC Holdings Inc ‘A’ *	25,704	99,217
Golden Entertainment Inc *	7,031	163,330
Green Brick Partners Inc *	9,834	107,191
Group 1 Automotive Inc	7,636	498,936
Guess? Inc	22,734	471,503
H&E Equipment Services Inc	12,159	468,000
Hamilton Beach Brands Holding Co ‘A’	1,272	26,992
Haverty Furniture Cos Inc	7,124	143,549
Hawaiian Holdings Inc	19,622	759,371
Herman Miller Inc	23,209	741,528
Hibbett Sports Inc *	7,849	187,984
HNI Corp	16,674	601,765
Hooker Furniture Corp	4,496	165,003
Horizon Global Corp *	9,344	76,995
Hovnanian Enterprises Inc ‘A’ *	48,019	87,875
Huttig Building Products Inc *	10,139	53,027
Iconix Brand Group Inc *	20,224	22,449
ILG Inc	41,758	1,299,091
IMAX Corp *	21,611	414,931
Inspired Entertainment Inc *	4,755	26,153
Installed Building Products Inc *	8,365	502,318
Interface Inc	22,787	574,232
International Speedway Corp ‘A’	9,199	405,676
iRobot Corp *	10,460	671,427
J Alexander’s Holdings Inc *	5,127	58,704
J. Jill Inc *	5,084	22,471
Jack in the Box Inc	11,464	978,223
JC Penney Co Inc *	122,013	368,479
Johnson Outdoors Inc ‘A’	1,973	122,326
KB Home	33,037	939,903
Kimball International Inc ‘B’	14,817	252,482
Kirkland’s Inc *	5,379	52,123
Knoll Inc	18,662	376,786
La Quinta Holdings Inc *	31,617	597,877
La-Z-Boy Inc	18,129	542,964
LCI Industries	9,444	983,593

	Shares	Value
LGI Homes Inc *	6,670	$470,702
Libbey Inc	10,101	49,394
Liberty TripAdvisor Holdings Inc ‘A’ *	27,883	299,742
Lifetime Brands Inc	3,639	45,124
Lindblad Expeditions Holdings Inc *	8,676	89,103
Lithia Motors Inc ‘A’	9,091	913,827
Lumber Liquidators Holdings Inc *	11,146	266,612
M/I Homes Inc *	10,241	326,176
Malibu Boats Inc ‘A’ *	8,189	271,957
Marine Products Corp	2,766	38,752
MarineMax Inc *	8,547	166,239
Marriott Vacations Worldwide Corp	8,408	1,119,946
MCBC Holdings Inc *	7,349	185,195
MDC Holdings Inc	17,475	487,902
Meritage Homes Corp *	14,790	669,247
Meritor Inc *	32,606	670,379
Miller Industries Inc	4,400	110,000
Mobile Mini Inc	17,119	744,676
Modine Manufacturing Co *	18,811	397,853
Monarch Casino & Resort Inc *	4,237	179,183
Motorcar Parts of America Inc *	7,326	156,996
Movado Group Inc	6,033	231,667
Nathan’s Famous Inc	1,039	76,782
National CineMedia Inc	23,617	122,572
National Vision Holdings Inc *	11,589	374,441
Nautilus Inc *	11,900	160,055
Navistar International Corp *	19,272	673,942
Nexeo Solutions Inc *	11,191	119,744
Noodles & Co *	5,308	40,075
Office Depot Inc	196,323	422,094
Ollie’s Bargain Outlet Holdings Inc *	18,361	1,107,168
Oxford Industries Inc	6,504	484,938
Papa John’s International Inc	10,064	576,667
Party City Holdco Inc *	13,862	216,247
PC Connection Inc	4,872	121,800
PCM Inc *	4,314	35,806
Penn National Gaming Inc *	33,069	868,392
Perry Ellis International Inc *	4,969	128,200
PetIQ Inc *	2,732	72,671
PetMed Express Inc	7,463	311,580
PICO Holdings Inc *	9,675	110,779
Pier 1 Imports Inc	34,588	111,373
Pinnacle Entertainment Inc *	20,579	620,457
Planet Fitness Inc ‘A’ *	33,765	1,275,304
Potbelly Corp *	8,801	106,052
PriceSmart Inc	8,483	708,755
RCI Hospitality Holdings Inc	3,872	109,926
Reading International Inc ‘A’ *	6,538	108,858
Red Lion Hotels Corp *	5,647	55,058
Red Robin Gourmet Burgers Inc *	5,081	294,698
Red Rock Resorts Inc ‘A’	26,966	789,564
Regis Corp *	14,289	216,193
REV Group Inc	12,108	251,362
RH *	7,796	742,803
Rush Enterprises Inc ‘A’ *	11,409	484,768
Rush Enterprises Inc ‘B’ *	2,310	93,278
Ruth’s Hospitality Group Inc	11,019	269,415
ScanSource Inc *	9,872	350,950
Scientific Games Corp *	20,676	860,122
Sears Holdings Corp *	5,029	13,427
SeaWorld Entertainment Inc *	26,245	389,213
Sequential Brands Group Inc *	18,303	38,162
Shake Shack Inc ‘A’ *	8,440	351,357
Shoe Carnival Inc	4,140	98,532
SiteOne Landscape Supply Inc *	13,257	1,021,319
SkyWest Inc	19,707	1,072,061
Sleep Number Corp *	15,196	534,139
Sonic Automotive Inc ‘A’	9,508	180,177
Sonic Corp	14,175	357,635
Spartan Motors Inc	13,597	233,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Speedway Motorsports Inc	5,234	$93,270
Sportsman’s Warehouse Holdings Inc *	15,821	64,550
Standard Motor Products Inc	8,559	407,152
Steelcase Inc ‘A’	32,456	441,402
Steven Madden Ltd	22,966	1,008,207
Superior Industries International Inc	10,103	134,370
Superior Uniform Group Inc	3,619	95,071
Systemax Inc	4,630	132,187
Tailored Brands Inc	18,746	469,775
Taylor Morrison Home Corp ‘A’ *	43,232	1,006,441
Tenneco Inc	19,787	1,085,713
Texas Roadhouse Inc	26,244	1,516,378
The Buckle Inc	11,521	255,190
The Cato Corp ‘A’	8,840	130,302
The Cheesecake Factory Inc	16,598	800,356
The Children’s Place Inc	6,711	907,663
The Container Store Group Inc *	5,359	29,153
The Finish Line Inc ‘A’	15,701	212,592
The Habit Restaurants Inc ‘A’ *	8,762	77,106
The Marcus Corp	7,397	224,499
The New Home Co Inc *	5,392	59,743
Tile Shop Holdings Inc	17,049	102,294
Tilly’s Inc ‘A’	5,879	66,433
Titan International Inc	20,098	253,436
Titan Machinery Inc *	7,220	170,103
Tower International Inc	7,882	218,725
TRI Pointe Group Inc *	58,428	959,972
Triton International Ltd (Bermuda)	18,056	552,514
Unifi Inc *	6,230	225,837
UniFirst Corp	5,958	963,111
Universal Electronics Inc *	5,618	292,417
Vera Bradley Inc *	7,490	79,469
Veritiv Corp *	4,556	178,595
Vista Outdoor Inc *	21,760	355,123
Vitamin Shoppe Inc *	9,428	41,012
VOXX International Corp *	8,498	42,065
Wabash National Corp	23,084	480,378
Wesco Aircraft Holdings Inc *	21,108	216,357
Weyco Group Inc	2,356	79,162
William Lyon Homes ‘A’ *	12,729	349,920
Wingstop Inc	11,262	531,904
Winmark Corp	826	108,041
Winnebago Industries Inc	12,180	457,968
Wolverine World Wide Inc	35,929	1,038,348
Zoe’s Kitchen Inc *	7,148	103,217
Zumiez Inc *	6,945	165,985

		95,345,247

Consumer, Non-Cyclical - 21.9%

AAC Holdings Inc *	4,727	54,266
Aaron’s Inc	24,640	1,148,224
Abaxis Inc	8,500	600,270
Abeona Therapeutics Inc *	10,957	157,233
ABM Industries Inc	21,792	729,596
Acacia Research Corp *	17,401	60,904
Accelerate Diagnostics Inc *	9,866	225,438
Acceleron Pharma Inc *	14,359	561,437
ACCO Brands Corp	40,638	510,007
Accuray Inc *	33,531	167,655
Achaogen Inc *	14,303	185,224
Achillion Pharmaceuticals Inc *	53,911	200,010
Aclaris Therapeutics Inc *	8,302	145,451
Acorda Therapeutics Inc *	16,524	390,793
Adamas Pharmaceuticals Inc *	7,059	168,710
Addus HomeCare Corp *	3,178	154,610
Adtalem Global Education Inc *	23,342	1,109,912
Aduro Biotech Inc *	16,614	154,510
Advaxis Inc *	17,106	28,909
Aerie Pharmaceuticals Inc *	13,125	712,031
Agenus Inc *	31,395	147,870

	Shares	Value
Aileron Therapeutics Inc *	2,037	$16,561
Aimmune Therapeutics Inc *	13,685	435,594
Akcea Therapeutics Inc *	5,941	152,149
Akebia Therapeutics Inc *	18,346	174,837
Alarm.com Holdings Inc *	7,947	299,920
Alder Biopharmaceuticals Inc *	25,337	321,780
Alico Inc	1,399	38,053
Allena Pharmaceuticals Inc *	2,055	22,646
Almost Family Inc *	5,052	282,912
AMAG Pharmaceuticals Inc *	13,258	267,149
Amedisys Inc *	11,057	667,179
American Public Education Inc *	5,930	254,990
American Renal Associates Holdings Inc *	4,249	80,094
Amicus Therapeutics Inc *	72,259	1,086,775
AMN Healthcare Services Inc *	18,312	1,039,206
Amphastar Pharmaceuticals Inc *	14,568	273,150
Analogic Corp	4,775	457,923
AnaptysBio Inc *	6,930	721,274
Anavex Life Sciences Corp *	15,279	42,170
AngioDynamics Inc *	14,580	251,505
ANI Pharmaceuticals Inc *	3,253	189,390
Anika Therapeutics Inc *	5,708	283,802
Antares Pharma Inc *	55,402	121,884
Apellis Pharmaceuticals Inc *	4,174	92,287
Aratana Therapeutics Inc *	15,640	68,972
ARC Document Solutions Inc *	19,084	41,985
Ardelyx Inc *	14,299	72,210
Arena Pharmaceuticals Inc *	15,097	596,331
ARMO BioSciences Inc *	2,706	101,231
Array BioPharma Inc *	77,258	1,260,851
Arsanis Inc *	1,721	39,394
Ascent Capital Group Inc ‘A’ *	4,909	18,065
ASGN Inc *	19,494	1,596,169
Assembly Biosciences Inc *	6,291	309,140
Asterias Biotherapeutics Inc *	9,677	14,032
Atara Biotherapeutics Inc *	12,660	493,740
Athenex Inc *	3,213	54,653
Athersys Inc *	38,286	70,063
AtriCure Inc *	12,846	263,600
Atrion Corp	559	352,897
Audentes Therapeutics Inc *	8,014	240,821
Avexis Inc *	10,908	1,348,011
Avis Budget Group Inc *	28,167	1,319,342
AxoGen Inc *	10,794	393,981
Axovant Sciences Ltd *	12,980	17,263
B&G Foods Inc	25,447	603,094
Barrett Business Services Inc	2,826	234,219
Bellicum Pharmaceuticals Inc *	11,784	77,303
BG Staffing Inc	2,997	56,913
BioCryst Pharmaceuticals Inc *	39,342	187,661
Biohaven Pharmaceutical Holding Co Ltd *	12,691	326,920
BioScrip Inc *	46,197	113,645
BioSpecifics Technologies Corp *	2,245	99,543
BioTelemetry Inc *	12,203	378,903
BioTime Inc *	33,861	91,086
Bluebird Bio Inc *	19,025	3,248,519
Blueprint Medicines Corp *	16,517	1,514,609
Bridgepoint Education Inc *	10,277	69,267
Cadiz Inc *	8,941	120,704
CAI International Inc *	6,788	144,313
Cal-Maine Foods Inc *	10,994	480,438
Calavo Growers Inc	6,154	567,399
Calithera Biosciences Inc *	13,265	83,570
Calyxt Inc *	1,978	25,951
Cambium Learning Group Inc *	5,814	65,117
Cambrex Corp *	12,558	656,783
Cantel Medical Corp	14,182	1,580,017
Capella Education Co	4,380	382,593
Capital Senior Living Corp *	9,448	101,566
Cara Therapeutics Inc *	10,422	129,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Cardiovascular Systems Inc *	12,999	$285,068
Cardtronics PLC ‘A’ *	17,582	392,254
Care.com Inc *	5,140	83,628
Career Education Corp *	27,116	356,304
Carriage Services Inc	6,131	169,583
Catalent Inc *	52,001	2,135,161
Catalyst Pharmaceuticals Inc *	36,333	86,836
CBIZ Inc *	20,422	372,702
Celcuity Inc *	1,564	25,775
Celldex Therapeutics Inc *	55,175	128,558
Central Garden & Pet Co *	4,338	186,534
Central Garden & Pet Co ‘A’ *	13,444	532,517
Cerus Corp *	50,742	278,066
Chemed Corp	6,135	1,673,996
ChemoCentryx Inc *	10,192	138,611
Chimerix Inc *	18,336	95,347
Cimpress NV * (Netherlands)	9,573	1,480,943
Civitas Solutions Inc *	6,021	92,723
Clearside Biomedical Inc *	8,894	95,433
Clovis Oncology Inc *	17,022	898,762
Coca-Cola Bottling Co Consolidated	1,807	312,015
Coherus Biosciences Inc *	15,245	168,457
Collectors Universe Inc	2,580	40,532
Collegium Pharmaceutical Inc *	9,796	250,288
Community Health Systems Inc *	37,597	148,884
Conatus Pharmaceuticals Inc *	11,123	65,292
Concert Pharmaceuticals Inc *	7,092	162,407
ConforMIS Inc *	16,345	23,700
CONMED Corp	10,677	676,174
Corbus Pharmaceuticals Holdings Inc *	19,195	117,090
Corcept Therapeutics Inc *	35,409	582,478
Corium International Inc *	8,273	94,891
CorVel Corp *	3,644	184,204
Corvus Pharmaceuticals Inc *	3,570	41,162
CPI Card Group Inc	1,619	4,881
CRA International Inc	3,071	160,583
Craft Brew Alliance Inc *	4,875	90,675
Cross Country Healthcare Inc *	14,779	164,195
CryoLife Inc *	12,247	245,552
CSS Industries Inc	3,082	53,935
Cue Biopharma Inc *	3,443	48,374
Curis Inc *	50,691	33,116
Cutera Inc *	5,317	267,179
Cytokinetics Inc *	16,065	115,668
CytomX Therapeutics Inc *	11,033	313,889
Darling Ingredients Inc *	63,784	1,103,463
Dean Foods Co	34,337	295,985
Deciphera Pharmaceuticals Inc *	3,198	64,088
Deluxe Corp	18,764	1,388,724
Denali Therapeutics Inc *	6,306	124,165
Depomed Inc *	22,566	148,710
Dermira Inc *	15,516	123,973
Diplomat Pharmacy Inc *	19,363	390,164
Dova Pharmaceuticals Inc *	2,464	66,824
Durect Corp *	52,888	113,180
Dynavax Technologies Corp *	24,210	480,568
Eagle Pharmaceuticals Inc *	3,112	163,971
Edge Therapeutics Inc *	7,343	8,665
Editas Medicine Inc *	14,688	486,907
elf Beauty Inc *	8,101	156,916
Emerald Expositions Events Inc	7,073	137,782
Emergent BioSolutions Inc *	12,920	680,238
Enanta Pharmaceuticals Inc *	5,962	482,385
Encompass Health Corp	38,427	2,196,872
Endologix Inc *	31,597	133,655
Ennis Inc	10,257	202,063
Enzo Biochem Inc *	18,162	99,528
Epizyme Inc *	18,803	333,753
Esperion Therapeutics Inc *	6,634	479,837
Everi Holdings Inc *	25,274	166,050

	Shares	Value
EVERTEC Inc	23,038	$376,671
Evolus Inc *	1,868	16,868
Exact Sciences Corp *	45,711	1,843,525
Farmer Brothers Co *	3,523	106,395
Fate Therapeutics Inc *	19,263	188,007
FibroGen Inc *	27,008	1,247,770
Five Prime Therapeutics Inc *	13,079	224,697
Flexion Therapeutics Inc *	12,553	281,313
FONAR Corp *	2,629	78,344
Forrester Research Inc	4,003	165,924
Fortress Biotech Inc *	14,405	65,543
Foundation Medicine Inc *	5,535	435,881
Franklin Covey Co *	3,633	97,728
Fresh Del Monte Produce Inc	12,414	561,609
FTI Consulting Inc *	14,670	710,175
G1 Therapeutics Inc *	5,379	199,292
Genesis Healthcare Inc *	17,231	26,019
GenMark Diagnostics Inc *	18,220	99,117
Genocea Biosciences Inc *	30,909	32,454
Genomic Health Inc *	7,837	245,220
Geron Corp *	58,990	250,708
Glaukos Corp *	11,375	350,691
Global Blood Therapeutics Inc *	15,098	729,233
Globus Medical Inc ‘A’ *	27,557	1,372,890
Grand Canyon Education Inc *	18,327	1,922,869
Great Lakes Dredge & Dock Corp *	20,918	96,223
Green Dot Corp ‘A’ *	18,079	1,159,949
Haemonetics Corp *	20,968	1,534,019
Halozyme Therapeutics Inc *	46,181	904,686
Halyard Health Inc *	17,913	825,431
Healthcare Services Group Inc	27,837	1,210,353
HealthEquity Inc *	19,648	1,189,490
Heidrick & Struggles International Inc	7,241	226,281
Helen of Troy Ltd *	10,520	915,240
Herc Holdings Inc *	9,366	608,322
Heron Therapeutics Inc *	20,811	574,384
Hertz Global Holdings Inc *	20,969	416,235
Heska Corp *	2,688	212,540
HMS Holdings Corp *	31,945	537,954
Horizon Pharma PLC *	63,198	897,412
Hostess Brands Inc *	31,642	467,985
Huron Consulting Group Inc *	8,774	334,289
ICF International Inc	6,828	399,097
ICU Medical Inc *	5,981	1,509,604
Idera Pharmaceuticals Inc *	56,679	104,289
Immune Design Corp *	11,205	36,977
ImmunoGen Inc *	39,434	414,846
Immunomedics Inc *	39,617	578,804
Impax Laboratories Inc *	29,061	565,236
Information Services Group Inc *	14,395	60,171
Ingles Markets Inc ‘A’	5,560	188,206
Innoviva Inc *	28,847	480,879
Inogen Inc *	6,711	824,379
Inovio Pharmaceuticals Inc *	32,039	150,904
Insmed Inc *	29,588	666,322
Insperity Inc	14,144	983,715
Insulet Corp *	22,573	1,956,628
Insys Therapeutics Inc *	10,891	65,782
Integer Holdings Corp *	12,155	687,365
Integra LifeSciences Holdings Corp *	24,882	1,376,970
Intellia Therapeutics Inc *	6,664	140,544
Inter Parfums Inc	6,930	326,750
Intersect ENT Inc *	10,248	402,746
Intra-Cellular Therapies Inc *	16,341	343,978
Invacare Corp	12,758	221,989
Invitae Corp *	16,806	78,820
Iovance Biotherapeutics Inc *	28,251	477,442
iRhythm Technologies Inc *	5,717	359,885
Ironwood Pharmaceuticals Inc *	51,503	794,691
J&J Snack Foods Corp	5,855	799,559

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
John B Sanfilippo & Son Inc	3,509	$203,066
Jounce Therapeutics Inc *	6,005	134,212
K12 Inc *	15,763	223,519
K2M Group Holdings Inc *	16,498	312,637
Kala Pharmaceuticals Inc *	5,610	88,806
Karyopharm Therapeutics Inc *	13,234	177,600
Kelly Services Inc ‘A’	12,169	353,388
Keryx Biopharmaceuticals Inc *	37,397	152,954
Kforce Inc	9,356	253,080
Kindred Biosciences Inc *	10,848	93,835
Kindred Healthcare Inc	32,760	299,754
Korn/Ferry International	20,476	1,056,357
Kura Oncology Inc *	8,402	157,538
La Jolla Pharmaceutical Co *	7,014	208,877
Lancaster Colony Corp	7,332	902,862
Lannett Co Inc *	11,411	183,147
Lantheus Holdings Inc *	11,820	187,938
Laureate Education Inc ‘A’ *	20,966	288,283
LeMaitre Vascular Inc	5,766	208,902
LendingTree Inc *	2,480	813,812
Lexicon Pharmaceuticals Inc *	16,975	145,476
LHC Group Inc *	6,032	371,330
Liberty Tax Inc	1,837	18,554
Lifeway Foods Inc *	1,713	10,261
Ligand Pharmaceuticals Inc *	7,902	1,305,094
Limoneira Co	5,291	125,555
LivaNova PLC *	18,888	1,671,588
Loxo Oncology Inc *	8,865	1,022,755
LSC Communications Inc	13,542	236,308
Luminex Corp	16,272	342,851
MacroGenics Inc *	12,884	324,161
Madrigal Pharmaceuticals Inc *	1,892	220,967
Magellan Health Inc *	9,344	1,000,742
Masimo Corp *	17,484	1,537,718
Matinas BioPharma Holdings Inc *	22,782	17,424
Matthews International Corp ‘A’	12,032	608,819
McGrath RentCorp	9,020	484,284
MediciNova Inc *	15,399	157,378
Medifast Inc	4,181	390,714
Medpace Holdings Inc *	3,720	129,865
Melinta Therapeutics Inc *	5,891	43,593
Menlo Therapeutics Inc *	2,520	94,702
Meridian Bioscience Inc	17,043	242,011
Merit Medical Systems Inc *	18,867	855,618
Merrimack Pharmaceuticals Inc	5,720	46,046
Mersana Therapeutics Inc *	4,282	67,527
MGP Ingredients Inc	5,092	456,192
MiMedx Group Inc *	39,796	277,378
Minerva Neurosciences Inc *	10,850	67,813
Miragen Therapeutics Inc *	7,762	54,412
Molina Healthcare Inc *	17,912	1,454,096
Momenta Pharmaceuticals Inc *	29,035	526,985
MoneyGram International Inc *	12,094	104,250
Monro Inc	12,176	652,634
MyoKardia Inc *	7,746	378,005
Myriad Genetics Inc *	25,232	745,606
NanoString Technologies Inc *	7,179	53,914
NantKwest Inc *	13,156	51,177
Natera Inc *	12,051	111,713
National Beverage Corp	4,528	403,083
National HealthCare Corp	4,171	248,717
National Research Corp ‘A’	3,849	112,583
Natural Grocers by Vitamin Cottage Inc *	4,534	32,463
Natural Health Trends Corp	3,324	63,189
Nature’s Sunshine Products Inc	4,348	47,828
Natus Medical Inc *	11,768	395,993
Navigant Consulting Inc *	17,395	334,680
Nektar Therapeutics *	58,546	6,221,098
Neogen Corp *	19,518	1,307,511
NeoGenomics Inc *	22,719	185,387

	Shares	Value
Neos Therapeutics Inc *	9,158	$76,011
Nevro Corp *	10,838	939,329
NewLink Genetics Corp *	11,053	80,134
Novavax Inc *	126,575	265,808
Novelion Therapeutics Inc * (Canada)	6,332	22,162
Novocure Ltd *	22,600	492,680
Nutrisystem Inc	11,924	321,352
NuVasive Inc *	19,644	1,025,613
NxStage Medical Inc *	25,035	622,370
Nymox Pharmaceutical Corp * (Canada)	12,095	51,162
Obalon Therapeutics Inc *	3,573	12,255
Ocular Therapeutix Inc *	12,578	81,883
Odonate Therapeutics Inc *	2,510	53,162
Omeros Corp *	18,117	202,367
Optinose Inc *	1,995	39,940
OraSure Technologies Inc *	21,782	367,898
Organovo Holdings Inc *	41,821	43,076
Orthofix International NV *	6,594	387,595
OrthoPediatrics Corp *	1,483	22,334
Otonomy Inc *	12,202	51,248
Ovid therapeutics Inc *	4,610	32,593
Owens & Minor Inc	24,377	379,062
Oxford Immunotec Global PLC *	9,737	121,226
Pacific Biosciences of California Inc *	48,655	99,743
Pacira Pharmaceuticals Inc *	15,193	473,262
Paratek Pharmaceuticals Inc *	10,221	132,873
Paylocity Holding Corp *	10,287	527,003
PDL BioPharma Inc *	55,894	164,328
Penumbra Inc *	11,405	1,318,988
Performance Food Group Co *	39,418	1,176,627
Phibro Animal Health Corp ‘A’	7,763	308,191
Pieris Pharmaceuticals Inc *	14,295	97,492
Portola Pharmaceuticals Inc *	21,994	718,324
PRA Health Sciences Inc *	19,199	1,592,749
Prestige Brands Holdings Inc *	20,426	688,765
Primo Water Corp *	9,142	107,053
Progenics Pharmaceuticals Inc *	28,377	211,692
Protagonist Therapeutics Inc *	4,298	36,920
Prothena Corp PLC * (Ireland)	14,873	545,988
PTC Therapeutics Inc *	15,439	417,779
Pulse Biosciences Inc *	3,938	53,281
Puma Biotechnology Inc *	11,289	768,216
Quad/Graphics Inc	12,593	319,233
Quanterix Corp *	1,903	32,427
Quidel Corp *	11,002	570,014
Quotient Ltd *	11,409	53,736
Ra Pharmaceuticals Inc *	7,482	39,729
Radius Health Inc *	14,638	526,090
RadNet Inc *	15,042	216,605
Reata Pharmaceuticals Inc ‘A’ *	4,588	94,100
Recro Pharma Inc *	5,734	63,131
REGENXBIO Inc *	10,888	325,007
Reis Inc	4,114	88,245
Rent-A-Center Inc	16,901	145,856
Repligen Corp *	14,268	516,216
Resources Connection Inc	11,172	180,986
resTORbio Inc *	2,443	23,404
Retrophin Inc *	14,795	330,816
Revance Therapeutics Inc *	10,749	331,069
Revlon Inc ‘A’ *	4,508	92,865
Rhythm Pharmaceuticals Inc *	3,284	65,352
Rigel Pharmaceuticals Inc *	59,964	212,273
Rockwell Medical Inc *	18,222	94,937
RPX Corp	18,511	197,883
RR Donnelley & Sons Co	27,250	237,893
RTI Surgical Inc *	22,446	103,252
Sage Therapeutics Inc *	16,381	2,638,488
Sanderson Farms Inc	7,861	935,616
Sangamo Therapeutics Inc *	32,514	617,766
Sarepta Therapeutics Inc *	23,747	1,759,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
scPharmaceuticals Inc *	2,505	$31,062
SEACOR Marine Holdings Inc *	6,223	118,361
Select Medical Holdings Corp *	41,509	716,030
Selecta Biosciences Inc *	5,033	51,286
Seneca Foods Corp ‘A’ *	3,008	83,322
Seres Therapeutics Inc *	8,307	60,973
ServiceSource International Inc *	32,718	124,656
Sienna Biopharmaceuticals Inc *	5,910	110,990
Sientra Inc *	5,987	57,834
Smart & Final Stores Inc *	8,809	48,890
Solid Biosciences Inc *	3,550	26,625
Sotheby’s *	14,727	755,642
SP Plus Corp *	6,978	248,417
Spark Therapeutics Inc *	10,650	709,183
SpartanNash Co	14,904	256,498
Spectrum Pharmaceuticals Inc *	33,640	541,268
Spero Therapeutics Inc *	2,584	36,822
STAAR Surgical Co *	16,466	243,697
Stemline Therapeutics Inc *	10,560	161,568
Strayer Education Inc	4,203	424,713
Strongbridge Biopharma PLC *	11,402	100,908
Supernus Pharmaceuticals Inc *	18,694	856,185
SUPERVALU Inc *	15,464	235,517
Surgery Partners Inc *	7,582	130,031
Surmodics Inc *	5,026	191,239
Syndax Pharmaceuticals Inc *	3,899	55,483
Syneos Health Inc *	21,173	751,641
Synergy Pharmaceuticals Inc *	98,539	180,326
Syros Pharmaceuticals Inc *	6,768	87,849
Tactile Systems Technology Inc *	5,329	169,462
Team Inc *	11,304	155,430
Tejon Ranch Co *	7,603	175,705
Teladoc Inc *	22,513	907,274
Teligent Inc *	19,410	65,218
Tenet Healthcare Corp *	31,548	765,039
Tetraphase Pharmaceuticals Inc *	20,751	63,706
Textainer Group Holdings Ltd *	10,874	184,314
TG Therapeutics Inc *	19,733	280,209
The Andersons Inc	10,243	339,043
The Boston Beer Co Inc ‘A’ *	3,219	608,552
The Brink’s Co	17,826	1,271,885
The Chefs’ Warehouse Inc *	8,682	199,686
The Ensign Group Inc	18,765	493,519
The Hackett Group Inc	9,490	152,409
The Medicines Co *	26,961	888,095
The Providence Service Corp *	4,467	308,848
TherapeuticsMD Inc *	63,489	309,191
Theravance Biopharma Inc * (Cayman)	16,179	392,341
Tivity Health Inc *	14,239	564,576
Tocagen Inc *	6,954	82,405
Tootsie Roll Industries Inc	6,605	194,510
Travelport Worldwide Ltd	48,258	788,536
Trevena Inc *	20,793	34,101
TriNet Group Inc *	16,127	747,003
Triple-S Management Corp ‘B’ *	8,653	226,189
TrueBlue Inc *	15,709	406,863
Turning Point Brands Inc	1,969	38,277
Ultragenyx Pharmaceutical Inc *	17,085	871,164
United Natural Foods Inc *	19,592	841,280
Universal Corp	9,445	458,083
US Physical Therapy Inc	4,573	371,785
USANA Health Sciences Inc *	4,445	381,826
Utah Medical Products Inc	1,300	128,505
Vanda Pharmaceuticals Inc *	17,665	297,655
Varex Imaging Corp *	14,428	516,234
VBI Vaccines Inc *	16,299	57,047
Vector Group Ltd	38,370	782,364
Vectrus Inc *	4,084	152,088
Veracyte Inc *	10,101	56,162
Versartis Inc *	13,884	22,909

	Shares	Value
Viad Corp	7,794	$408,795
ViewRay Inc *	12,617	81,127
Village Super Market Inc ‘A’	3,239	85,412
Viveve Medical Inc *	6,446	23,592
Voyager Therapeutics Inc *	6,762	127,058
vTv Therapeutics Inc ‘A’ *	3,577	14,558
WaVe Life Sciences Ltd *	4,725	189,473
WD-40 Co	5,375	707,887
Weight Watchers International Inc *	10,883	693,465
Weis Markets Inc	4,002	164,002
Willdan Group Inc *	3,315	93,980
Wright Medical Group NV *	40,325	800,048
XBiotech Inc *	8,077	43,212
Xencor Inc *	14,621	438,338
ZIOPHARM Oncology Inc *	52,741	206,745
Zogenix Inc *	13,234	530,022
Zynerba Pharmaceuticals Inc *	4,947	42,989

		183,636,160

Diversified - 0.1%

HRG Group Inc *	45,951	757,732

Energy - 3.4%

Abraxas Petroleum Corp *	65,807	146,092
Adams Resources & Energy Inc	745	32,408
Approach Resources Inc *	18,393	48,006
Arch Coal Inc ‘A’	7,451	684,598
Archrock Inc	27,949	244,554
Basic Energy Services Inc *	6,529	94,279
Bonanza Creek Energy Inc *	8,161	226,141
Bristow Group Inc	12,641	164,333
C&J Energy Services Inc *	19,006	490,735
California Resources Corp *	17,019	291,876
Callon Petroleum Co *	76,618	1,014,422
CARBO Ceramics Inc *	9,172	66,497
Carrizo Oil & Gas Inc *	30,790	492,640
Clean Energy Fuels Corp *	59,057	97,444
Cloud Peak Energy Inc *	26,279	76,472
Contango Oil & Gas Co *	9,930	35,251
CVR Energy Inc	6,368	192,441
Delek US Holdings Inc	30,910	1,258,037
Denbury Resources Inc *	156,300	428,262
Diamond Offshore Drilling Inc *	24,355	357,044
Dril-Quip Inc *	14,261	638,893
Earthstone Energy Inc ‘A’ *	7,499	75,890
Eclipse Resources Corp *	37,743	54,350
Energy XXI Gulf Coast Inc *	12,988	49,874
Ensco PLC ‘A’	164,245	721,036
EP Energy Corp ‘A’ *	17,887	23,969
Era Group Inc *	7,662	71,640
Evolution Petroleum Corp	11,373	91,553
Exterran Corp *	12,669	338,262
Flotek Industries Inc *	21,773	132,815
Forum Energy Technologies Inc *	32,233	354,563
Frank’s International NV	21,458	116,517
FTS International Inc *	8,851	162,770
FutureFuel Corp	9,816	117,694
Gastar Exploration Inc *	76,360	52,131
Geospace Technologies Corp *	6,016	59,378
Green Plains Inc	15,665	263,172
Gulf Island Fabrication Inc	5,710	40,541
Halcon Resources Corp *	52,236	254,389
Hallador Energy Co	6,577	45,184
Helix Energy Solutions Group Inc *	56,368	326,371
HighPoint Resources Corp *	39,432	200,315
Independence Contract Drilling Inc *	13,218	49,964
Isramco Inc *	298	30,932
Jagged Peak Energy Inc *	21,358	301,789
Jones Energy Inc ‘A’ *	27,699	22,159

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Keane Group Inc *	21,182	$313,494
Key Energy Services Inc *	4,410	51,685
Liberty Oilfield Services Inc ‘A’ *	5,687	96,053
Lilis Energy Inc *	18,234	72,389
Mammoth Energy Services Inc *	3,417	109,549
Matador Resources Co *	36,765	1,099,641
Matrix Service Co *	10,243	140,329
McDermott International Inc *	109,852	668,999
Midstates Petroleum Co Inc *	5,128	68,356
MRC Global Inc *	34,134	561,163
NACCO Industries Inc ‘A’	1,612	52,954
Natural Gas Services Group Inc *	5,097	121,563
NCS Multistage Holdings Inc *	4,803	72,045
Newpark Resources Inc *	33,499	271,342
Nine Energy Service Inc *	3,058	74,462
Noble Corp PLC *	91,731	340,322
NOW Inc *	40,558	414,503
Oasis Petroleum Inc *	102,690	831,789
Oil States International Inc *	18,894	495,023
Pacific Ethanol Inc *	17,888	53,664
Panhandle Oil & Gas Inc ‘A’	6,011	116,012
Par Pacific Holdings Inc *	12,565	215,741
Parker Drilling Co *	55,987	35,552
Pattern Energy Group Inc ‘A’	30,083	520,135
PDC Energy Inc *	25,338	1,242,322
Peabody Energy Corp	25,886	944,839
Penn Virginia Corp *	5,711	200,113
PHI Inc *	5,756	58,941
Pioneer Energy Services Corp *	32,726	88,360
Plug Power Inc *	88,172	166,645
ProPetro Holding Corp *	21,798	346,370
Quintana Energy Services Inc *	2,047	19,958
Ramaco Resources Inc *	2,480	17,831
Ranger Energy Services Inc *	1,925	15,670
Renewable Energy Group Inc *	15,081	193,037
Resolute Energy Corp *	8,689	301,074
REX American Resources Corp *	2,363	172,026
Ring Energy Inc *	19,756	283,499
Rowan Cos PLC ‘A’ *	44,393	512,295
Sanchez Energy Corp *	25,625	80,206
SandRidge Energy Inc *	13,777	199,904
SEACOR Holdings Inc *	6,600	337,260
Select Energy Services Inc ‘A’ *	10,760	135,791
SemGroup Corp ‘A’	25,354	542,576
SilverBow Resources Inc *	2,539	73,885
Solaris Oilfield Infrastructure Inc ‘A’ *	6,849	113,419
SRC Energy Inc *	92,757	874,699
Stone Energy Corp *	7,825	290,307
SunCoke Energy Inc *	25,687	276,392
Sunrun Inc *	34,632	309,264
Superior Energy Services Inc *	57,970	488,687
Tellurian Inc *	24,005	173,076
TerraForm Power Inc ‘A’	18,415	197,593
TETRA Technologies Inc *	45,305	169,894
Thermon Group Holdings Inc *	12,982	290,927
TPI Composites Inc *	4,665	104,729
Trecora Resources *	7,919	107,698
Ultra Petroleum Corp *	78,278	326,419
Unit Corp *	18,988	375,203
Vivint Solar Inc *	12,163	44,395
W&T Offshore Inc *	36,590	162,094
Warrior Met Coal Inc	13,022	364,746
Westmoreland Coal Co *	8,755	3,590
WildHorse Resource Development Corp *	19,558	373,362

		28,813,544

Financial - 23.5%

1st Source Corp	6,121	309,845
Acadia Realty Trust REIT	32,066	788,824
Access National Corp	6,029	172,007

	Shares	Value
ACNB Corp	2,596	$75,933
AG Mortgage Investment Trust Inc REIT	11,909	206,859
Agree Realty Corp REIT	10,899	523,588
Aircastle Ltd	18,050	358,473
Alexander & Baldwin Inc REIT	26,309	608,527
Alexander’s Inc REIT	838	319,471
Allegiance Bancshares Inc *	4,600	180,090
Altisource Portfolio Solutions SA *	4,419	117,369
Ambac Financial Group Inc *	16,389	256,980
American Assets Trust Inc REIT	14,633	488,889
American Equity Investment Life Holding Co	33,424	981,329
American National Bankshares Inc	2,933	110,281
Ameris Bancorp	14,096	745,678
AMERISAFE Inc	7,270	401,668
Ames National Corp	3,552	97,680
AmTrust Financial Services Inc	32,763	403,313
Anworth Mortgage Asset Corp REIT	38,169	183,211
Apollo Commercial Real Estate Finance Inc REIT	42,007	755,286
Ares Commercial Real Estate Corp REIT	11,266	139,135
Argo Group International Holdings Ltd	12,755	732,137
Arlington Asset Investment Corp ‘A’	5,714	63,083
Armada Hoffler Properties Inc REIT	18,671	255,606
ARMOUR Residential REIT Inc	15,997	372,410
Arrow Financial Corp	4,901	166,389
Artisan Partners Asset Management Inc ‘A’	17,678	588,677
Ashford Hospitality Prime Inc REIT	11,591	112,665
Ashford Hospitality Trust Inc REIT	30,692	198,270
Associated Capital Group Inc ‘A’	1,700	63,665
Atlantic Capital Bancshares Inc *	8,114	146,863
Atlas Financial Holdings Inc *	3,614	37,405
B. Riley Financial Inc	7,889	153,836
Baldwin & Lyons Inc ‘B’	4,087	89,914
Banc of California Inc	16,692	322,156
BancFirst Corp	6,374	338,459
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	12,416	353,856
BancorpSouth Bank	32,954	1,047,937
Bank of Commerce Holdings	6,480	75,492
Bank of Marin Bancorp	2,775	191,336
BankFinancial Corp	5,479	93,033
Bankwell Financial Group Inc	2,652	85,607
Banner Corp	12,614	699,951
Bar Harbor Bankshares	6,138	170,145
BCB Bancorp Inc	4,022	62,944
Bear State Financial Inc	8,091	82,933
Beneficial Bancorp Inc	25,480	396,214
Berkshire Hills Bancorp Inc	15,308	580,939
Blackhawk Network Holdings Inc *	21,284	951,395
Blue Capital Reinsurance Holdings Ltd (Bermuda)	3,012	36,746
Blue Hills Bancorp Inc	9,095	189,631
Bluerock Residential Growth REIT Inc	10,621	90,279
BofI Holding Inc *	22,980	931,379
Boston Private Financial Holdings Inc	31,385	472,344
Bridge Bancorp Inc	6,969	233,810
BrightSphere Investment Group PLC	29,001	457,056
Brookline Bancorp Inc	29,517	478,175
Bryn Mawr Bank Corp	7,339	322,549
BSB Bancorp Inc *	3,773	115,454
Byline Bancorp Inc *	6,193	142,005
C&F Financial Corp	1,419	74,639
Cadence BanCorp	11,255	306,474
Camden National Corp	6,125	272,563
Capital City Bank Group Inc	4,249	105,163
Capitol Federal Financial Inc	49,985	617,315
Capstar Financial Holdings Inc *	3,679	69,276
Capstead Mortgage Corp REIT	38,418	332,316
CareTrust REIT Inc	30,209	404,801
Carolina Financial Corp	7,385	290,083

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Cass Information Systems Inc	4,515	$268,688
CatchMark Timber Trust Inc ‘A’ REIT	15,852	197,674
Cathay General Bancorp	29,627	1,184,487
CBL & Associates Properties Inc REIT	66,786	278,498
CBTX Inc	990	29,146
Cedar Realty Trust Inc REIT	35,395	139,456
CenterState Bank Corp	23,541	624,543
Central Pacific Financial Corp	10,475	298,119
Central Valley Community Bancorp	3,731	72,978
Century Bancorp Inc ‘A’	1,046	83,052
Charter Financial Corp	4,495	91,653
Chatham Lodging Trust REIT	17,512	335,355
Chemical Financial Corp	27,714	1,515,402
Chemung Financial Corp	1,328	61,712
Cherry Hill Mortgage Investment Corp REIT	4,550	79,807
Chesapeake Lodging Trust REIT	23,226	645,915
Citizens & Northern Corp	4,641	107,161
Citizens Inc *	17,873	130,830
City Holding Co	5,788	396,825
City Office REIT Inc	13,422	155,158
Civista Bancshares Inc	4,199	95,989
Clifton Bancorp Inc	7,956	124,511
Clipper Realty Inc REIT	6,562	55,580
CNB Financial Corp	5,974	173,784
CNO Financial Group Inc	65,177	1,412,386
CoBiz Financial Inc	14,373	281,711
Codorus Valley Bancorp Inc	3,773	106,097
Cohen & Steers Inc	8,236	334,876
Columbia Banking System Inc	28,149	1,180,851
Community Bank System Inc	19,195	1,028,084
Community Bankers Trust Corp *	9,070	81,630
Community Healthcare Trust Inc REIT	6,948	178,842
Community Trust Bancorp Inc	6,233	281,732
ConnectOne Bancorp Inc	11,859	341,539
Consolidated-Tomoka Land Co	1,410	88,619
CorEnergy Infrastructure Trust Inc REIT	4,659	174,899
County Bancorp Inc	1,957	57,164
Cousins Properties Inc REIT	163,413	1,418,425
Cowen Inc *	10,224	134,957
Crawford & Co ‘B’	6,161	50,643
Curo Group Holdings Corp *	2,885	49,622
Customers Bancorp Inc *	11,221	327,092
CVB Financial Corp	40,158	909,177
CYS Investments Inc REIT	58,824	395,297
Diamond Hill Investment Group Inc	1,303	269,148
DiamondRock Hospitality Co REIT	78,017	814,497
Dime Community Bancshares Inc	12,917	237,673
DNB Financial Corp	1,283	45,739
Donegal Group Inc ‘A’	4,102	64,812
Dynex Capital Inc REIT	18,289	121,256
Eagle Bancorp Inc *	12,212	730,888
Easterly Government Properties Inc REIT	16,518	336,967
EastGroup Properties Inc REIT	13,351	1,103,594
Education Realty Trust Inc REIT	29,429	963,800
eHealth Inc *	6,803	97,351
Elevate Credit Inc *	6,309	44,668
Ellie Mae Inc *	13,148	1,208,827
Ellington Residential Mortgage REIT	4,179	45,802
EMC Insurance Group Inc	3,792	102,687
Employers Holdings Inc	12,114	490,011
Encore Capital Group Inc *	9,203	415,976
Enova International Inc *	13,417	295,845
Enstar Group Ltd * (Bermuda)	4,404	925,941
Entegra Financial Corp *	2,833	82,157
Enterprise Bancorp Inc	3,701	130,608
Enterprise Financial Services Corp	8,425	395,133
Equity Bancshares Inc ‘A’ *	4,096	160,399
ESSA Bancorp Inc	3,495	51,272
Essent Group Ltd *	31,784	1,352,727
Evans Bancorp Inc	1,947	88,102

	Shares	Value
Evercore Inc ‘A’	15,029	$1,310,529
Farmers & Merchants Bancorp Inc	3,632	146,624
Farmers Capital Bank Corp	2,978	118,971
Farmers National Banc Corp	10,443	144,636
Farmland Partners Inc REIT	11,782	98,380
FB Financial Corp *	5,302	215,208
FBL Financial Group Inc ‘A’	3,732	258,814
FCB Financial Holdings Inc ‘A’ *	14,165	723,831
Federal Agricultural Mortgage Corp ‘C’	3,368	293,083
Federated National Holding Co	4,504	71,028
Fidelity Southern Corp	8,863	204,469
Financial Engines Inc	22,701	794,535
Financial Institutions Inc	5,920	175,232
First Bancorp Inc	4,206	117,684
First Bancorp NC	10,705	381,633
First BanCorp PR *	73,347	441,549
First Busey Corp	15,613	464,018
First Business Financial Services Inc	3,216	80,915
First Citizens BancShares Inc ‘A’	2,910	1,202,528
First Commonwealth Financial Corp	36,175	511,153
First Community Bancshares Inc	6,584	196,532
First Connecticut Bancorp Inc	5,307	135,859
First Defiance Financial Corp	3,973	227,732
First Financial Bancorp	23,624	693,364
First Financial Bankshares Inc	24,524	1,135,461
First Financial Corp	4,228	175,885
First Financial Northwest Inc	3,820	63,985
First Foundation Inc *	12,326	228,524
First Guaranty Bancshares Inc	1,742	45,275
First Industrial Realty Trust Inc REIT	46,931	1,371,793
First Internet Bancorp	3,113	115,181
First Interstate BancSystem Inc ‘A’	9,861	390,003
First Merchants Corp	16,019	667,992
First Mid-Illinois Bancshares Inc	3,782	137,854
First Midwest Bancorp Inc	39,932	981,928
First Northwest Bancorp *	4,012	67,763
Flagstar Bancorp Inc *	8,025	284,085
Flushing Financial Corp	10,414	280,761
FNB Bancorp	2,188	80,497
Forestar Group Inc *	4,018	84,981
Four Corners Property Trust Inc REIT	23,957	553,167
Franklin Financial Network Inc *	4,636	151,134
Franklin Street Properties Corp REIT	42,340	356,079
Front Yard Residential Corp REIT	18,160	182,508
FRP Holdings Inc *	2,450	137,200
Fulton Financial Corp	66,952	1,188,398
GAIN Capital Holdings Inc	13,145	88,729
GAMCO Investors Inc ‘A’	2,326	57,755
Genworth Financial Inc ‘A’ *	193,411	547,353
German American Bancorp Inc	8,110	270,469
Getty Realty Corp REIT	12,259	309,172
Glacier Bancorp Inc	30,423	1,167,635
Gladstone Commercial Corp REIT	10,540	182,764
Global Indemnity Ltd (Cayman)	3,294	113,709
Global Medical REIT Inc	7,069	49,130
Global Net Lease Inc REIT	26,971	455,270
Government Properties Income Trust REIT	30,421	415,551
Gramercy Property Trust REIT	62,136	1,350,215
Granite Point Mortgage Trust Inc REIT	17,147	283,611
Great Ajax Corp REIT	7,404	100,324
Great Southern Bancorp Inc	4,410	220,280
Great Western Bancorp Inc	22,829	919,324
Green Bancorp Inc *	9,242	205,635
Greene County Bancorp Inc	989	36,296
Greenhill & Co Inc	9,647	178,470
Greenlight Capital Re Ltd ‘A’ *	12,224	196,195
Guaranty Bancorp	9,440	267,624
Guaranty Bancshares Inc	2,848	94,867
Hallmark Financial Services Inc *	6,882	61,387
Hamilton Lane Inc ‘A’	5,786	215,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Hancock Holding Co	32,862	$1,698,965
Hanmi Financial Corp	11,608	356,946
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	19,404	378,378
HarborOne Bancorp Inc *	5,755	101,633
HCI Group Inc	3,106	118,525
Health Insurance Innovations Inc ‘A’ *	4,884	141,148
Healthcare Realty Trust Inc REIT	48,033	1,330,994
Heartland Financial USA Inc	9,323	494,585
Heritage Commerce Corp	14,576	240,212
Heritage Financial Corp	11,198	342,659
Heritage Insurance Holdings Inc	8,680	131,589
Hersha Hospitality Trust REIT	15,015	268,769
HFF Inc ‘A’	14,312	711,306
Hilltop Holdings Inc	28,100	659,226
Hingham Institution for Savings	486	100,116
Home Bancorp Inc	2,454	105,939
Home BancShares Inc	61,228	1,396,611
HomeStreet Inc *	10,624	304,378
HomeTrust Bancshares Inc *	6,936	180,683
Hope Bancorp Inc	49,774	905,389
Horace Mann Educators Corp	15,894	679,468
Horizon Bancorp	9,209	276,362
Houlihan Lokey Inc	10,372	462,591
Howard Bancorp Inc *	3,720	73,656
IBERIABANK Corp	19,737	1,539,486
Impac Mortgage Holdings Inc *	4,426	34,965
Independence Holding Co	2,110	75,222
Independence Realty Trust Inc REIT	32,687	300,067
Independent Bank Corp MA	10,528	753,278
Independent Bank Corp MI	8,167	187,024
Independent Bank Group Inc	7,822	553,015
Industrial Logistics Properties Trust REIT *	7,555	153,669
Infinity Property & Casualty Corp	4,096	484,966
InfraREIT Inc *	17,150	333,225
International Bancshares Corp	20,990	816,511
INTL. FCStone Inc *	6,103	260,476
Invesco Mortgage Capital Inc REIT	43,980	720,392
Investar Holding Corp	3,508	90,682
Investment Technology Group Inc	12,257	241,953
Investors Bancorp Inc	100,461	1,370,288
Investors Real Estate Trust REIT	48,816	253,355
Investors Title Co	590	117,941
iStar Inc REIT *	25,707	261,440
James River Group Holdings Ltd	9,356	331,857
Jernigan Capital Inc REIT	5,553	100,509
Kearny Financial Corp	28,166	366,158
Kemper Corp	15,425	879,225
Kennedy-Wilson Holdings Inc	46,835	814,929
Kingstone Cos Inc	3,957	66,478
Kinsale Capital Group Inc	5,449	279,697
Kite Realty Group Trust REIT	31,272	476,273
KKR Real Estate Finance Trust Inc REIT	5,454	109,407
Ladder Capital Corp REIT	30,046	453,094
Ladenburg Thalmann Financial Services Inc	42,380	138,583
Lakeland Bancorp Inc	17,191	341,241
Lakeland Financial Corp	9,243	427,304
LaSalle Hotel Properties REIT	44,290	1,284,853
LCNB Corp	3,582	68,058
LegacyTexas Financial Group Inc	18,256	781,722
LendingClub Corp *	129,261	452,414
Lexington Realty Trust REIT	83,742	659,050
Live Oak Bancshares Inc	8,886	247,031
LTC Properties Inc REIT	15,134	575,092
Luther Burbank Corp	5,126	61,563
Macatawa Bank Corp	11,342	116,482
Mack-Cali Realty Corp REIT	33,710	563,294
Maiden Holdings Ltd	28,006	182,039
MainSource Financial Group Inc	9,425	383,126
Malvern Bancorp Inc *	2,731	71,006

	Shares	Value
Marcus & Millichap Inc *	6,374	$229,846
Marlin Business Services Corp	3,486	98,828
Maui Land & Pineapple Co Inc *	2,837	33,051
MB Financial Inc	31,544	1,276,901
MBIA Inc *	34,163	316,349
MBT Financial Corp	7,908	85,011
MedEquities Realty Trust Inc REIT	12,823	134,770
Medley Management Inc ‘A’	2,654	15,128
Mercantile Bank Corp	6,573	218,552
Merchants Bancorp	2,915	62,673
Meridian Bancorp Inc	19,071	384,281
Meta Financial Group Inc	3,562	388,970
Metropolitan Bank Holding Corp *	1,214	51,122
MGIC Investment Corp *	144,154	1,874,002
Middlefield Banc Corp	1,111	54,550
Midland States Bancorp Inc	6,083	191,979
MidSouth Bancorp Inc	6,017	76,115
MidWestOne Financial Group Inc	4,106	136,689
Moelis & Co ‘A’	12,179	619,302
Monmouth Real Estate Investment Corp REIT	29,588	445,004
MTGE Investment Corp REIT	17,251	308,793
MutualFirst Financial Inc	2,199	79,714
National Bank Holdings Corp ‘A’	9,895	329,009
National Bankshares Inc	2,704	121,815
National Commerce Corp *	4,574	199,198
National General Holdings Corp	18,729	455,302
National Health Investors Inc REIT	15,881	1,068,632
National Storage Affiliates Trust REIT	20,029	502,327
National Western Life Group Inc ‘A’	882	268,904
Nationstar Mortgage Holdings Inc *	11,351	203,864
NBT Bancorp Inc	16,597	588,862
Nelnet Inc ‘A’	7,286	381,859
New Senior Investment Group Inc REIT	33,358	272,868
New York Mortgage Trust Inc REIT	42,601	252,624
Newmark Group Inc ‘A’ *	8,729	132,594
NexPoint Residential Trust Inc REIT	6,405	159,100
NI Holdings Inc *	4,513	75,367
Nicolet Bankshares Inc *	3,598	198,142
NMI Holdings Inc ‘A’ *	21,950	363,273
Northeast Bancorp	2,664	54,612
Northfield Bancorp Inc	17,472	272,738
Northrim BanCorp Inc	2,930	101,232
NorthStar Realty Europe Corp REIT	21,714	282,716
Northwest Bancshares Inc	36,803	609,458
Norwood Financial Corp	2,404	72,336
OceanFirst Financial Corp	15,352	410,666
Ocwen Financial Corp *	42,051	173,250
OFG Bancorp	17,733	185,310
Ohio Valley Banc Corp	1,692	70,810
Old Line Bancshares Inc	3,634	119,922
Old National Bancorp	52,266	883,295
Old Point Financial Corp	1,492	39,359
Old Second Bancorp Inc	11,937	165,924
Ominto Inc *	6,027	17,297
On Deck Capital Inc *	17,793	99,463
One Liberty Properties Inc REIT	6,080	134,368
Oppenheimer Holdings Inc ‘A’	3,893	100,245
Opus Bank	8,007	224,196
Orchid Island Capital Inc REIT	19,466	143,464
Oritani Financial Corp	15,773	242,116
Orrstown Financial Services Inc	2,919	70,494
Owens Realty Mortgage Inc REIT	4,606	67,155
Pacific Mercantile Bancorp *	6,575	62,791
Pacific Premier Bancorp Inc *	15,240	612,648
Park National Corp	5,160	535,402
Parke Bancorp Inc	2,418	50,294
PCSB Financial Corp *	6,239	130,894
Peapack Gladstone Financial Corp	7,018	234,331
Pebblebrook Hotel Trust REIT	26,744	918,656

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Penns Woods Bancorp Inc	1,776	$75,143
Pennsylvania REIT	27,662	266,938
PennyMac Financial Services Inc ‘A’ *	4,235	95,923
PennyMac Mortgage Investment Trust REIT	23,120	416,854
People’s Utah Bancorp	5,219	168,574
Peoples Bancorp Inc	6,362	225,533
Peoples Bancorp of North Carolina Inc	1,949	59,873
Peoples Financial Services Corp	2,565	117,092
PHH Corp *	12,174	127,340
Physicians Realty Trust REIT	70,333	1,095,085
Piper Jaffray Cos	5,508	457,439
PJT Partners Inc ‘A’	7,152	358,315
PotlatchDeltic Corp REIT	23,520	1,224,216
PRA Group Inc *	17,336	658,768
Preferred Apartment Communities Inc ‘A’ REIT	14,865	210,934
Preferred Bank	5,070	325,494
Premier Financial Bancorp Inc	3,979	74,049
Primerica Inc	17,324	1,673,498
Provident Bancorp Inc *	1,830	48,587
Provident Financial Holdings Inc	2,823	51,068
Provident Financial Services Inc	24,000	614,160
Prudential Bancorp Inc	3,355	60,860
PS Business Parks Inc REIT	7,758	876,964
Pzena Investment Management Inc ‘A’	6,395	71,176
QCR Holdings Inc	4,507	202,139
QTS Realty Trust Inc ‘A’ REIT	19,022	688,977
Quality Care Properties Inc REIT *	36,668	712,459
R1 RCM Inc *	40,383	288,335
Radian Group Inc	84,274	1,604,577
Rafael Holdings Inc ‘B’ *	3,844	18,641
RAIT Financial Trust REIT	41,804	6,751
Ramco-Gershenson Properties Trust REIT	30,190	373,148
RBB Bancorp	2,836	74,785
RE/MAX Holdings Inc ‘A’	6,800	411,060
Redfin Corp *	22,266	508,333
Redwood Trust Inc REIT	29,305	453,348
Regional Management Corp *	3,762	119,782
Reliant Bancorp Inc	2,899	66,068
Renasant Corp	17,658	751,524
Republic Bancorp Inc ‘A’	3,858	147,761
Republic First Bancorp Inc *	19,105	166,214
Resource Capital Corp REIT	10,681	101,576
Retail Opportunity Investments Corp REIT	42,004	742,211
Rexford Industrial Realty Inc REIT	30,341	873,517
Riverview Bancorp Inc	8,183	76,429
RLI Corp	15,088	956,428
RLJ Lodging Trust REIT	66,186	1,286,656
Ryman Hospitality Properties Inc REIT	17,315	1,341,047
S&T Bancorp Inc	13,213	527,727
Sabra Health Care REIT Inc	68,829	1,214,832
Safeguard Scientifics Inc *	8,190	100,328
Safety Income & Growth Inc REIT	3,753	60,010
Safety Insurance Group Inc	5,590	429,592
Sandy Spring Bancorp Inc	12,690	491,864
Saul Centers Inc REIT	4,573	233,086
Seacoast Banking Corp of Florida *	16,548	438,026
Select Income REIT	24,314	473,637
Selective Insurance Group Inc	22,568	1,369,878
Seritage Growth Properties REIT	9,699	344,799
ServisFirst Bancshares Inc	17,968	733,454
Shore Bancshares Inc	5,418	102,183
SI Financial Group Inc	4,562	65,693
Sierra Bancorp	5,397	143,776
Silvercrest Asset Management Group Inc ‘A’	3,002	45,630
Simmons First National Corp ‘A’	32,014	910,798
SmartFinancial Inc *	3,026	71,293
South State Corp	14,158	1,207,677
Southern First Bancshares Inc *	2,558	113,831

	Shares	Value
Southern Missouri Bancorp Inc	2,531	$92,635
Southern National Bancorp of Virginia Inc	8,208	130,015
Southside Bancshares Inc	10,688	371,301
STAG Industrial Inc REIT	37,164	888,963
State Auto Financial Corp	6,500	185,705
State Bank Financial Corp	14,502	435,205
Sterling Bancorp	83,239	1,877,039
Sterling Bancorp Inc	5,837	78,858
Stewart Information Services Corp	8,120	356,793
Stifel Financial Corp	25,918	1,535,123
Stock Yards Bancorp Inc	8,877	311,583
Stratus Properties Inc	2,723	82,235
Summit Financial Group Inc	4,678	116,997
Summit Hotel Properties Inc REIT	40,079	545,475
Sunstone Hotel Investors Inc REIT	88,172	1,341,978
Sutherland Asset Management Corp REIT	7,709	116,791
Terreno Realty Corp REIT	21,177	730,818
Territorial Bancorp Inc	2,550	75,633
Texas Capital Bancshares Inc *	19,323	1,737,138
The Bancorp Inc *	19,048	205,718
The Bank of NT Butterfield & Son Ltd (Bermuda)	21,335	957,515
The Community Financial Corp	1,669	62,120
The First Bancshares Inc	3,812	122,937
The First of Long Island Corp	9,123	250,426
The GEO Group Inc REIT	47,603	974,433
The Navigators Group Inc	7,881	454,340
The RMR Group Inc ‘A’	2,594	181,450
The St Joe Co *	16,911	318,772
Third Point Reinsurance Ltd * (Bermuda)	35,556	496,006
Tier REIT Inc	18,097	334,433
Timberland Bancorp Inc	2,603	79,131
Tiptree Inc	12,729	80,829
Tompkins Financial Corp	5,555	420,847
Towne Bank	24,646	704,876
TPG RE Finance Trust Inc REIT	8,007	159,259
Transcontinental Realty Investors Inc *	584	23,716
TriCo Bancshares	7,733	287,822
Trinity Place Holdings Inc *	8,711	56,622
TriState Capital Holdings Inc *	9,033	210,017
Triumph Bancorp Inc *	6,856	282,467
Trupanion Inc *	9,166	273,972
TrustCo Bank Corp	35,136	296,899
Trustmark Corp	26,425	823,403
Two River Bancorp	3,020	54,511
UMB Financial Corp	17,579	1,272,544
UMH Properties Inc REIT	11,640	156,092
Umpqua Holdings Corp	86,950	1,861,599
Union Bankshares Corp	21,855	802,297
Union Bankshares Inc	1,625	82,550
United Bankshares Inc	38,772	1,366,713
United Community Banks Inc	28,468	901,012
United Community Financial Corp	20,640	203,510
United Financial Bancorp Inc	19,410	314,442
United Fire Group Inc	7,740	370,436
United Insurance Holdings Corp	7,994	153,005
United Security Bancshares	5,428	58,351
Unity Bancorp Inc	3,189	70,158
Universal Health Realty Income Trust REIT	5,098	306,390
Universal Insurance Holdings Inc	12,301	392,402
Univest Corp of Pennsylvania	10,938	302,983
Urban Edge Properties REIT	40,190	858,056
Urstadt Biddle Properties Inc ‘A’ REIT	11,290	217,897
Valley National Bancorp	102,002	1,270,945
Veritex Holdings Inc *	6,212	171,886
Virtu Financial Inc ‘A’	9,779	322,707
Virtus Investment Partners Inc	2,634	326,089
Waddell & Reed Financial Inc ‘A’	31,039	627,298
WageWorks Inc *	15,285	690,882
Walker & Dunlop Inc	10,670	634,011

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Washington REIT	30,395	$829,783
Washington Federal Inc	33,411	1,156,021
Washington Prime Group Inc REIT	71,670	478,039
Washington Trust Bancorp Inc	5,811	312,341
Waterstone Financial Inc	10,232	177,014
WesBanco Inc	16,256	687,629
West Bancorporation Inc	6,555	167,808
Westamerica Bancorporation	9,821	570,404
Western Asset Mortgage Capital Corp REIT	16,718	161,997
Western New England Bancorp Inc	11,789	125,553
Westwood Holdings Group Inc	3,290	185,852
Whitestone REIT	14,831	154,094
Wintrust Financial Corp	21,843	1,879,590
WisdomTree Investments Inc	44,351	406,699
WMIH Corp *	78,114	110,922
World Acceptance Corp *	2,424	255,247
WSFS Financial Corp	11,631	557,125
Xenia Hotels & Resorts Inc REIT	42,046	829,147

		196,917,065

Industrial - 14.1%

AAON Inc	16,069	626,691
AAR Corp	12,518	552,169
Actuant Corp ‘A’	22,347	519,568
Advanced Disposal Services Inc *	19,923	443,884
Advanced Drainage Systems Inc	13,856	358,870
Advanced Emissions Solutions Inc	1,832	20,921
Advanced Energy Industries Inc *	15,413	984,891
Aegion Corp *	13,086	299,800
Aerojet Rocketdyne Holdings Inc *	26,870	751,554
Aerovironment Inc *	8,039	365,855
Air Transport Services Group Inc *	22,746	530,437
Akoustis Technologies Inc *	3,592	20,941
Alamo Group Inc	3,638	399,816
Albany International Corp ‘A’	11,136	698,227
Allied Motion Technologies Inc	2,454	97,547
Altra Industrial Motion Corp	11,040	507,288
American Outdoor Brands Corp *	21,479	221,663
American Railcar Industries Inc	2,801	104,785
American Woodmark Corp *	5,400	531,630
Ampco-Pittsburgh Corp	3,941	35,075
Apogee Enterprises Inc	11,060	479,451
Applied Industrial Technologies Inc	14,988	1,092,625
Applied Optoelectronics Inc *	7,402	185,494
Aqua Metals Inc *	7,204	18,658
AquaVenture Holdings Ltd *	4,932	61,255
ArcBest Corp	10,205	327,070
Ardmore Shipping Corp * (Ireland)	12,496	94,970
Argan Inc	5,840	250,828
Armstrong Flooring Inc *	8,816	119,633
Astec Industries Inc	8,174	451,041
Astronics Corp *	8,190	305,487
Atkore International Group Inc *	13,360	265,196
Atlas Air Worldwide Holdings Inc *	8,999	543,990
AVX Corp	17,468	289,095
Axon Enterprise Inc *	20,267	796,696
AZZ Inc	9,756	426,337
Babcock & Wilcox Enterprises Inc *	18,407	80,439
Badger Meter Inc	10,831	510,682
Barnes Group Inc	19,519	1,168,993
Bel Fuse Inc ‘B’	3,420	64,638
Belden Inc	16,246	1,119,999
Benchmark Electronics Inc	19,144	571,448
Boise Cascade Co	14,942	576,761
Brady Corp ‘A’	17,773	660,267
Briggs & Stratton Corp	15,881	340,012
Builders FirstSource Inc *	42,871	850,561
Cactus Inc ‘A’ *	9,135	246,006
Caesarstone Ltd (Israel)	9,302	182,784
Casella Waste Systems Inc ‘A’ *	14,855	347,310

	Shares	Value
CECO Environmental Corp	13,355	$59,430
Chart Industries Inc *	11,822	697,853
Chase Corp	2,726	317,443
Chicago Bridge & Iron Co NV	39,094	562,954
CIRCOR International Inc	6,235	265,985
Columbus McKinnon Corp	8,852	317,256
Comfort Systems USA Inc	14,282	589,132
Continental Building Products Inc *	14,170	404,553
Control4 Corp *	9,763	209,709
Core Molding Technologies Inc	3,141	56,004
Costamare Inc (Monaco)	20,509	127,976
Covanta Holding Corp	45,536	660,272
Covenant Transportation Group Inc ‘A’ *	4,770	142,289
Cree Inc *	37,891	1,527,386
CTS Corp	12,078	328,522
Cubic Corp	9,740	619,464
Curtiss-Wright Corp	17,267	2,332,254
CyberOptics Corp *	2,975	53,550
Daseke Inc *	12,806	125,371
DHT Holdings Inc	34,236	116,402
DMC Global Inc	5,595	149,666
Dorian LPG Ltd *	9,946	74,496
Ducommun Inc *	4,041	122,766
DXP Enterprises Inc *	5,917	230,467
Dycom Industries Inc *	11,739	1,263,469
Eagle Bulk Shipping Inc *	16,224	80,309
Echo Global Logistics Inc *	9,948	274,565
Electro Scientific Industries Inc *	12,593	243,423
EMCOR Group Inc	23,039	1,795,429
Encore Wire Corp	7,745	439,141
Energous Corp *	7,357	117,933
Energy Recovery Inc *	14,075	115,697
EnerSys	16,336	1,133,228
EnPro Industries Inc	8,213	635,522
ESCO Technologies Inc	9,876	578,240
Esterline Technologies Corp *	10,096	738,522
Evoqua Water Technologies Corp *	19,030	405,149
Exponent Inc	10,006	786,972
Fabrinet * (Thailand)	13,946	437,625
FARO Technologies Inc *	6,574	383,922
Federal Signal Corp	22,799	502,034
Fitbit Inc ‘A’ *	74,346	379,165
Fluidigm Corp *	16,055	93,761
Forterra Inc *	7,299	60,728
Forward Air Corp	11,394	602,287
Franklin Electric Co Inc	17,818	726,083
FreightCar America Inc	4,491	60,179
Frontline Ltd (Norway)	30,406	134,699
GasLog Ltd (Monaco)	16,289	267,954
GATX Corp	14,853	1,017,282
Genco Shipping & Trading Ltd *	3,101	44,096
Gencor Industries Inc *	3,627	58,395
Gener8 Maritime Inc *	18,119	102,372
Generac Holdings Inc *	23,613	1,084,073
General Cable Corp	19,485	576,756
Gibraltar Industries Inc *	12,586	426,036
Global Brass & Copper Holdings Inc	8,278	276,899
Golar LNG Ltd (NOTC) (Bermuda)	36,911	1,009,885
GoPro Inc ‘A’ *	43,512	208,422
GP Strategies Corp *	4,956	112,253
Graham Corp	3,848	82,424
Granite Construction Inc	15,395	859,965
Greif Inc ‘A’	9,847	514,506
Greif Inc ‘B’	2,259	131,587
Griffon Corp	11,858	216,408
Hardinge Inc	5,030	92,150
Harsco Corp *	30,901	638,106
Haynes International Inc	4,942	183,398
Heartland Express Inc	18,177	327,004
Heritage-Crystal Clean Inc *	5,528	130,184

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Hill International Inc *	11,936	$68,035
Hillenbrand Inc	24,745	1,135,795
Hub Group Inc ‘A’ *	12,652	529,486
Hudson Ltd ‘A’ * (United Kingdom)	15,704	249,851
Hudson Technologies Inc *	15,874	78,418
Hurco Cos Inc	2,316	106,304
Hyster-Yale Materials Handling Inc	4,132	288,951
Ichor Holdings Ltd *	7,221	174,820
IES Holdings Inc *	3,511	53,192
II-VI Inc *	23,344	954,770
Insteel Industries Inc	7,406	204,628
International Seaways Inc *	11,791	207,522
Intevac Inc *	8,307	57,318
Iteris Inc *	9,902	49,114
Itron Inc *	13,293	951,114
JELD-WEN Holding Inc *	26,188	801,877
John Bean Technologies Corp	12,277	1,392,212
Kadant Inc	4,197	396,616
Kaman Corp	10,765	668,722
KapStone Paper & Packaging Corp	33,826	1,160,570
KBR Inc	54,577	883,602
KEMET Corp *	21,846	396,068
Kennametal Inc	31,440	1,262,630
Kimball Electronics Inc *	10,611	171,368
KLX Inc *	19,583	1,391,568
Knight-Swift Transportation Holdings Inc	49,138	2,260,839
Knowles Corp *	35,127	442,249
Kratos Defense & Security Solutions Inc *	32,627	335,732
Lawson Products Inc *	2,863	72,291
Layne Christensen Co *	6,965	103,918
LB Foster Co ‘A’ *	3,465	81,601
Lindsay Corp	4,011	366,766
Littelfuse Inc	9,440	1,965,219
Louisiana-Pacific Corp	56,748	1,632,640
LSB Industries Inc *	9,251	56,709
LSI Industries Inc	9,855	79,924
Lydall Inc *	6,710	323,757
Marten Transport Ltd	14,734	335,935
Masonite International Corp *	10,971	673,071
MasTec Inc *	25,852	1,216,337
Matson Inc	16,377	469,037
Mesa Laboratories Inc	1,311	194,605
Methode Electronics Inc	13,773	538,524
MicroVision Inc *	29,109	32,893
Milacron Holdings Corp *	25,959	522,814
Mistras Group Inc *	6,700	126,898
Moog Inc ‘A’ *	12,360	1,018,588
MSA Safety Inc	12,935	1,076,709
Mueller Industries Inc	21,895	572,773
Mueller Water Products Inc ‘A’	59,496	646,722
Multi-Color Corp	5,186	342,535
Myers Industries Inc	9,204	194,665
MYR Group Inc *	6,425	198,018
Napco Security Technologies Inc *	4,944	57,845
National Presto Industries Inc	2,001	187,594
Navios Maritime Acquisition Corp	38,501	32,341
Navios Maritime Holdings Inc * (Monaco)	37,704	33,854
NCI Building Systems Inc *	16,984	300,617
NL Industries Inc *	2,519	19,774
NN Inc	10,662	255,888
Nordic American Tankers Ltd	54,761	106,236
Northwest Pipe Co *	3,990	69,027
Novanta Inc *	12,457	649,633
NV5 Global Inc *	3,153	175,780
NVE Corp	1,862	154,751
Olympic Steel Inc	3,506	71,908
Omega Flex Inc	1,036	67,444
Orion Group Holdings Inc *	10,467	68,978
OSI Systems Inc *	6,756	440,964
Overseas Shipholding Group Inc ‘A’ *	16,769	47,624

	Shares	Value
Park Electrochemical Corp	7,407	$124,734
Park-Ohio Holdings Corp	3,325	129,176
Patrick Industries Inc *	9,373	579,720
PGT Innovations Inc *	19,057	355,413
Plexus Corp *	13,044	779,118
Ply Gem Holdings Inc *	8,512	183,859
Powell Industries Inc	3,557	95,470
Primoris Services Corp	15,064	376,299
Proto Labs Inc *	9,623	1,131,184
Pure Cycle Corp *	6,861	64,836
Quanex Building Products Corp	12,878	224,077
Radiant Logistics Inc *	15,537	60,128
Raven Industries Inc	13,921	487,931
RBC Bearings Inc *	9,092	1,129,226
Revolution Lighting Technologies Inc *	5,144	17,644
Rexnord Corp *	40,458	1,200,793
Roadrunner Transportation Systems Inc *	13,113	33,307
Rogers Corp *	6,996	836,302
Safe Bulkers Inc * (Greece)	20,303	64,361
Saia Inc *	9,853	740,453
Sanmina Corp *	27,326	714,575
Schneider National Inc ‘B’	16,002	417,012
Scorpio Bulkers Inc	22,492	158,569
Scorpio Tankers Inc (Monaco)	106,886	209,497
Ship Finance International Ltd (Norway)	24,067	344,158
Simpson Manufacturing Co Inc	16,114	928,005
Sparton Corp *	3,557	61,927
SPX Corp *	16,788	545,274
SPX FLOW Inc *	16,131	793,484
Standex International Corp	4,843	461,780
Sterling Construction Co Inc *	10,958	125,579
Stoneridge Inc *	10,155	280,278
Sturm Ruger & Co Inc	6,497	341,092
Summit Materials Inc ‘A’ *	43,128	1,305,916
Sun Hydraulics Corp	10,598	567,629
SunPower Corp *	23,419	186,884
SYNNEX Corp	11,290	1,336,736
Tech Data Corp *	13,673	1,163,982
Teekay Corp (Bermuda)	25,036	202,541
Teekay Tankers Ltd ‘A’ (Bermuda)	72,922	86,777
Tennant Co	6,774	458,600
Tetra Tech Inc	21,768	1,065,544
The Eastern Co	2,354	67,089
The Gorman-Rupp Co	6,970	203,872
The Greenbrier Cos Inc	10,666	535,966
The Manitowoc Co Inc *	12,693	361,243
TimkenSteel Corp *	15,793	239,896
TopBuild Corp *	13,795	1,055,593
Tredegar Corp	10,490	188,296
Trex Co Inc *	11,495	1,250,311
TriMas Corp *	17,382	456,277
Trinseo SA	17,296	1,280,769
Triumph Group Inc	18,810	474,012
TTM Technologies Inc *	35,477	542,443
Tutor Perini Corp *	15,015	331,081
Twin Disc Inc *	3,536	76,873
UFP Technologies Inc *	2,876	84,842
Universal Forest Products Inc	23,298	756,020
Universal Logistics Holdings Inc	3,220	68,103
US Concrete Inc *	6,024	363,850
US Ecology Inc	8,384	446,867
Vicor Corp *	6,736	192,313
Vishay Intertechnology Inc	51,241	953,083
Vishay Precision Group Inc *	3,935	122,575
VSE Corp	3,528	182,468
Watts Water Technologies Inc ‘A’	10,823	840,947
Werner Enterprises Inc	18,493	674,994
Willis Lease Finance Corp *	1,433	49,123
Woodward Inc	20,791	1,489,883
Worthington Industries Inc	16,924	726,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
YRC Worldwide Inc *	13,373	$118,084
ZAGG Inc *	11,155	136,091

		117,834,565

Technology - 10.5%

2U Inc *	18,670	1,568,840
3D Systems Corp *	42,056	487,429
ACI Worldwide Inc *	45,267	1,073,733
Acxiom Corp *	30,715	697,538
Agilysys Inc *	6,888	82,105
Allscripts Healthcare Solutions Inc *	70,284	868,007
Alpha & Omega Semiconductor Ltd *	7,658	118,316
Alteryx Inc ‘A’ *	9,048	308,899
Ambarella Inc *	12,537	614,188
Amber Road Inc *	7,479	66,563
American Software Inc ‘A’	10,126	131,638
Amkor Technology Inc *	39,021	395,283
Appfolio Inc ‘A’ *	3,459	141,300
Apptio Inc ‘A’ *	9,350	264,979
Aquantia Corp *	2,608	40,946
Aspen Technology Inc *	28,599	2,256,175
Avid Technology Inc *	15,115	68,622
Axcelis Technologies Inc *	12,231	300,883
AXT Inc *	16,003	116,022
Benefitfocus Inc *	6,208	151,475
Blackbaud Inc	18,680	1,901,811
Blackline Inc *	10,828	424,566
Bottomline Technologies de Inc *	15,749	610,274
Box Inc ‘A’ *	31,252	642,229
Brightcove Inc *	14,828	103,055
Brooks Automation Inc	27,008	731,377
Cabot Microelectronics Corp	9,808	1,050,535
CACI International Inc ‘A’ *	9,513	1,439,792
Callidus Software Inc *	26,240	943,328
Carbonite Inc *	10,105	291,024
Castlight Health Inc ‘B’ *	27,677	101,021
CEVA Inc *	8,795	318,379
Cirrus Logic Inc *	24,509	995,801
Cloudera Inc *	38,311	826,751
Cogint Inc *	6,672	16,680
Cohu Inc	11,049	252,028
CommerceHub Inc ‘A’ *	5,292	119,070
CommerceHub Inc ‘C’ *	11,704	263,223
CommVault Systems Inc *	14,938	854,454
Computer Programs & Systems Inc	4,376	127,779
Convergys Corp	35,943	813,031
Cornerstone OnDemand Inc *	20,540	803,319
Cotiviti Holdings Inc *	14,044	483,675
Coupa Software Inc *	12,507	570,569
Cray Inc *	16,060	332,442
CSG Systems International Inc	12,943	586,188
Diebold Nixdorf Inc	28,899	445,045
Digi International Inc *	11,363	117,039
Digimarc Corp *	4,378	104,853
Diodes Inc *	15,436	470,180
Donnelley Financial Solutions Inc *	13,446	230,868
DSP Group Inc *	8,837	104,277
Eastman Kodak Co *	8,309	44,453
Ebix Inc	9,317	694,116
Electronics For Imaging Inc *	17,489	477,974
EMCORE Corp *	12,008	68,446
Engility Holdings Inc *	7,297	178,047
Entegris Inc	55,270	1,923,396
Envestnet Inc *	16,882	967,339
EPAM Systems Inc *	19,450	2,227,414
Everbridge Inc *	6,866	251,296
Evolent Health Inc ‘A’ *	22,904	326,382
ExlService Holdings Inc *	12,669	706,550
Fair Isaac Corp	11,692	1,980,274
Five9 Inc *	20,654	615,283

	Shares	Value
ForeScout Technologies Inc *	2,258	$73,249
FormFactor Inc *	27,464	374,884
Glu Mobile Inc *	41,719	157,281
GSI Technology Inc *	5,997	44,438
Hortonworks Inc *	19,715	401,594
HubSpot Inc *	13,540	1,466,382
Immersion Corp *	11,478	137,162
Impinj Inc *	7,843	102,116
InnerWorkings Inc *	16,134	146,013
Inovalon Holdings Inc ‘A’ *	25,720	272,632
Inphi Corp *	16,137	485,724
Insight Enterprises Inc *	13,698	478,471
Instructure Inc *	8,327	350,983
Integrated Device Technology Inc *	51,966	1,588,081
j2 Global Inc	18,224	1,438,238
Kopin Corp *	26,334	82,162
Lattice Semiconductor Corp *	49,450	275,436
LivePerson Inc *	22,167	362,430
Lumentum Holdings Inc *	24,065	1,535,347
MACOM Technology Solutions Holdings Inc *	16,259	269,899
ManTech International Corp ‘A’	9,972	553,147
MAXIMUS Inc	25,132	1,677,310
MaxLinear Inc *	24,405	555,214
Maxwell Technologies Inc *	14,219	84,319
Medidata Solutions Inc *	21,846	1,372,147
Mercury Systems Inc *	18,227	880,729
MicroStrategy Inc ‘A’ *	3,637	469,137
MINDBODY Inc ‘A’ *	16,656	647,918
Mitek Systems Inc *	13,849	102,483
MKS Instruments Inc	21,060	2,435,589
MobileIron Inc *	23,697	117,300
Model N Inc *	9,552	172,414
Monolithic Power Systems Inc	15,533	1,798,255
Monotype Imaging Holdings Inc	15,868	356,237
MTS Systems Corp	6,833	352,924
MuleSoft Inc ‘A’ *	9,220	405,496
Nanometrics Inc *	9,802	263,674
NantHealth Inc *	7,396	22,558
NetScout Systems Inc *	32,479	855,822
New Relic Inc *	11,888	881,138
Nutanix Inc ‘A’ *	42,712	2,097,586
Omnicell Inc *	14,471	628,041
Park City Group Inc *	5,611	49,096
Paycom Software Inc *	19,234	2,065,539
PDF Solutions Inc *	11,021	128,505
pdvWireless Inc *	3,590	107,161
Pegasystems Inc	14,284	866,325
Photronics Inc *	26,998	222,733
Pixelworks Inc *	12,222	47,299
PlayAGS Inc *	4,028	93,691
Power Integrations Inc	11,060	755,951
Presidio Inc *	12,462	194,906
Progress Software Corp	17,848	686,256
PROS Holdings Inc *	10,187	336,273
Pure Storage Inc ‘A’ *	37,621	750,539
QAD Inc ‘A’	3,910	162,851
Quality Systems Inc *	21,330	291,154
Qualys Inc *	12,503	909,593
Quantum Corp *	12,003	43,691
Radisys Corp *	16,278	10,434
Rambus Inc *	40,682	546,359
RealPage Inc *	22,988	1,183,882
Red Violet Inc *	889	5,423
Ribbon Communications Inc *	18,536	94,534
Rosetta Stone Inc *	6,502	85,501
Rudolph Technologies Inc *	11,874	328,910
SailPoint Technologies Holding Inc *	7,859	162,603
Science Applications International Corp	16,687	1,314,936
SecureWorks Corp ‘A’ *	2,615	21,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Semtech Corp *	25,141	$981,756
SendGrid Inc *	3,619	101,839
Sigma Designs Inc *	16,246	100,725
Silicon Laboratories Inc *	16,271	1,462,763
Simulations Plus Inc	4,574	67,466
SMART Global Holdings Inc *	3,792	188,993
SPS Commerce Inc *	6,544	419,274
StarTek Inc *	4,585	44,841
Stratasys Ltd *	18,888	381,160
Super Micro Computer Inc *	15,293	259,981
Sykes Enterprises Inc *	15,065	435,981
Synaptics Inc *	13,251	605,968
Synchronoss Technologies Inc *	16,822	177,472
Syntel Inc *	12,793	326,605
Tabula Rasa HealthCare Inc *	4,847	188,064
The ExOne Co *	3,834	27,911
The KeyW Holding Corp *	18,564	145,913
Tintri Inc *	6,130	10,482
TTEC Holdings Inc	5,489	168,512
Twilio Inc ‘A’ *	24,143	921,780
Ultra Clean Holdings Inc *	15,141	291,464
Unisys Corp *	20,212	217,279
Upland Software Inc *	3,118	89,767
USA Technologies Inc *	19,693	177,237
Varonis Systems Inc *	7,576	458,348
VASCO Data Security International Inc *	11,822	153,095
Veeco Instruments Inc *	18,932	321,844
VeriFone Systems Inc *	42,343	651,235
Verint Systems Inc *	24,506	1,043,956
Veritone Inc *	953	13,266
Virtusa Corp *	10,406	504,275
Vocera Communications Inc *	11,450	268,159
Workiva Inc *	10,246	242,830
Xcerra Corp *	21,781	253,749
Xperi Corp	18,753	396,626

		87,626,424

Utilities - 3.1%

ALLETE Inc	20,126	1,454,103
Ameresco Inc ‘A’ *	6,551	85,163
American States Water Co	14,053	745,652
Artesian Resources Corp ‘A’	3,039	110,863
Atlantic Power Corp *	39,835	83,654
Avista Corp	25,134	1,288,118
Black Hills Corp	20,757	1,127,105
California Water Service Group	18,543	690,727
Chesapeake Utilities Corp	5,943	418,090
Connecticut Water Service Inc	4,737	286,731
Consolidated Water Co Ltd (Cayman)	6,652	96,787
Dynegy Inc *	49,942	675,216
El Paso Electric Co	15,604	795,804
Genie Energy Ltd ‘B’	6,617	33,019
Global Water Resources Inc	3,588	32,184
IDACORP Inc	19,957	1,761,604
MGE Energy Inc	13,551	760,211
Middlesex Water Co	6,420	235,614
New Jersey Resources Corp	34,249	1,373,385
Northwest Natural Gas Co	10,737	618,988

	Shares	Value
NorthWestern Corp	19,509	$1,049,584
NRG Yield Inc ‘A’	13,274	218,225
NRG Yield Inc ‘C’	25,044	425,748
ONE Gas Inc	20,447	1,349,911
Ormat Technologies Inc	15,677	883,869
Otter Tail Corp	15,259	661,478
PNM Resources Inc	30,975	1,184,794
Portland General Electric Co	35,161	1,424,372
RGC Resources Inc	2,695	68,453
SJW Group	6,202	326,907
South Jersey Industries Inc	30,757	866,117
Southwest Gas Holdings Inc	18,500	1,251,155
Spark Energy Inc ‘A’	4,678	55,434
Spire Inc	18,521	1,339,068
The York Water Co	5,222	161,882
Unitil Corp	5,752	266,950
WGL Holdings Inc	20,106	1,681,867

		25,888,832

Total Common Stocks (Cost $659,253,491)		815,000,169

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $21,037,234; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $21,461,113)	$21,036,580	21,036,580

Total Short-Term Investment (Cost $21,036,580)		21,036,580

TOTAL INVESTMENTS - 99.8% (Cost $680,363,550)		836,218,278

DERIVATIVE - (0.1%)
(See Note (c) in Notes to Schedule of Investments)		(677,995)

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,675,518

NET ASSETS - 100.0%		$838,215,801

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $151,591 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of March 31, 2018, $1,000,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/18	302	$23,799,115	$23,121,120	($677,995)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$151,591	$-	$-	$151,591
	Financial	29,938	-	29,938	-

	Total Rights	181,529	-	29,938	151,591

	Common Stocks	815,000,169	815,000,169	-	-
	Short-Term Investment	21,036,580	-	21,036,580	-

	Total Assets	836,218,278	815,000,169	21,066,518	151,591

Liabilities	Derivatives:
	Equity Contracts
	Futures	(677,995)	(677,995)	-	-

	Total Liabilities	(677,995)	(677,995)	-	-

	Total	$835,540,283	$814,322,174	$21,066,518	$151,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Basic Materials - 1.2%

Orion Engineered Carbons SA (Luxembourg)	200,410	$5,431,111

Communications - 4.3%

A10 Networks Inc *	610,940	3,555,671
Extreme Networks Inc *	228,870	2,533,591
Finisar Corp *	207,850	3,286,108
Houghton Mifflin Harcourt Co *	336,580	2,339,231
Infinera Corp *	319,380	3,468,467
Scholastic Corp	126,800	4,924,912

		20,107,980

Consumer, Cyclical - 14.4%

Anixter International Inc *	89,457	6,776,368
Bloomin’ Brands Inc	213,180	5,176,010
Caleres Inc	107,614	3,615,830
Citi Trends Inc	188,939	5,840,104
Cooper-Standard Holdings Inc *	48,060	5,902,249
Crocs Inc *	366,550	5,956,437
Dana Inc	118,760	3,059,258
Deckers Outdoor Corp *	58,420	5,259,553
Ethan Allen Interiors Inc	120,900	2,774,655
Hawaiian Holdings Inc	95,800	3,707,460
Knoll Inc	261,208	5,273,790
Red Robin Gourmet Burgers Inc *	69,200	4,013,600
Signet Jewelers Ltd (NYSE)	82,720	3,186,374
SkyWest Inc	121,580	6,613,952

		67,155,640

Consumer, Non-Cyclical - 10.2%

ABM Industries Inc	57,570	1,927,444
Booz Allen Hamilton Holding Corp	133,800	5,180,736
Cott Corp (Canada)	381,643	5,617,785
ICON PLC *	52,910	6,250,788
LifePoint Health Inc *	79,460	3,734,620
Molina Healthcare Inc *	61,880	5,023,418
Nomad Foods Ltd * (United Kingdom)	204,500	3,218,830
Sotheby’s *	112,290	5,761,600
TrueBlue Inc *	178,170	4,614,603
Viad Corp	50,104	2,627,955
WellCare Health Plans Inc *	17,180	3,326,563

		47,284,342

Energy - 7.2%

Helix Energy Solutions Group Inc *	237,840	1,377,094
MRC Global Inc *	220,090	3,618,279
Oasis Petroleum Inc *	461,270	3,736,287
Oil States International Inc *	142,320	3,728,784
Patterson-UTI Energy Inc	205,880	3,604,959
QEP Resources Inc *	447,470	4,380,731
RPC Inc	242,430	4,371,013
SM Energy Co	208,980	3,767,909
SRC Energy Inc *	496,290	4,680,015

		33,265,071

Financial - 27.6%

1st Source Corp	68,095	3,446,969
Armada Hoffler Properties Inc REIT	226,160	3,096,130
Associated Banc-Corp	264,610	6,575,559
Customers Bancorp Inc *	166,377	4,849,890
Education Realty Trust Inc REIT	126,940	4,157,285
Essent Group Ltd *	105,107	4,473,354
First American Financial Corp	49,100	2,881,188
First Commonwealth Financial Corp	319,530	4,514,959
Fulton Financial Corp	265,010	4,703,928
Gramercy Property Trust REIT	212,559	4,618,907

	Shares	Value
Heritage Financial Corp	156,020	$4,774,212
Hope Bancorp Inc	315,202	5,733,524
Independence Realty Trust Inc REIT	445,270	4,087,579
Independent Bank Group Inc	107,085	7,570,909
National Storage Affiliates Trust REIT	215,030	5,392,952
Selective Insurance Group Inc	85,010	5,160,107
STAG Industrial Inc REIT	164,300	3,930,056
State Auto Financial Corp	87,535	2,500,875
Sterling Bancorp	318,900	7,191,195
Synovus Financial Corp	94,170	4,702,850
Texas Capital Bancshares Inc *	82,130	7,383,487
Umpqua Holdings Corp	343,800	7,360,758
Validus Holdings Ltd	44,820	3,023,109
Webster Financial Corp	103,643	5,741,822
WSFS Financial Corp	84,066	4,026,761
Zions Bancorp	121,577	6,410,755

		128,309,120

Industrial - 17.0%

AECOM *	113,891	4,057,936
Air Transport Services Group Inc *	112,635	2,626,648
Atlas Air Worldwide Holdings Inc *	70,140	4,239,963
Columbus McKinnon Corp	120,017	4,301,409
Covenant Transportation Group Inc ‘A’ *	201,892	6,022,438
EnerSys	84,650	5,872,171
General Cable Corp	162,000	4,795,200
Granite Construction Inc	76,440	4,269,938
Graphic Packaging Holding Co	387,810	5,952,884
MYR Group Inc *	104,510	3,220,998
Oshkosh Corp	57,620	4,452,297
Regal Beloit Corp	72,350	5,306,873
Saia Inc *	56,310	4,231,697
Sanmina Corp *	134,760	3,523,974
SPX FLOW Inc *	65,420	3,218,010
Terex Corp	73,010	2,731,304
Trinseo SA	78,099	5,783,231
Tutor Perini Corp *	207,820	4,582,431

		79,189,402

Technology - 11.9%

CSG Systems International Inc	122,560	5,550,742
Kulicke & Soffa Industries Inc * (Singapore)	236,070	5,904,111
Luxoft Holding Inc *	88,730	3,633,494
MagnaChip Semiconductor Corp * (South Korea)	467,829	4,491,158
Mellanox Technologies Ltd * (Israel)	53,610	3,905,488
Mitel Networks Corp *	300,963	2,792,937
NCR Corp *	183,390	5,780,453
Unisys Corp *	420,470	4,520,052
VeriFone Systems Inc *	303,600	4,669,368
Verint Systems Inc *	162,560	6,925,056
Virtusa Corp *	62,470	3,027,296
WNS Holdings Ltd ADR * (India)	93,460	4,236,542

		55,436,697

Utilities - 2.4%

Black Hills Corp	62,950	3,418,185
PNM Resources Inc	114,930	4,396,073
Portland General Electric Co	88,110	3,569,336

		11,383,594

Total Common Stocks (Cost $394,279,725)		447,562,957

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $18,780,765; collateralized by U.S. Treasury Notes: 2.000% due 11/15/21 and value $19,157,508)	$18,780,181	$18,780,181

Total Short-Term Investment (Cost $18,780,181)		18,780,181

TOTAL INVESTMENTS - 100.2% (Cost $413,059,906)		466,343,138

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(814,978)

NET ASSETS - 100.0%		$465,528,160

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$447,562,957	$447,562,957	$-	$-
	Short-Term Investment	18,780,181	-	18,780,181	-

	Total	$466,343,138	$447,562,957	$18,780,181	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * Ω ±	337,364	$16,531

Total Rights (Cost $0)		16,531

COMMON STOCKS - 97.3%

Basic Materials - 0.2%

AdvanSix Inc *	69,292	2,409,976

Communications - 8.1%

CBS Corp ‘B’	131,447	6,755,061
Charter Communications Inc ‘A’ *	26,851	8,356,568
Cisco Systems Inc	259,776	11,141,793
Clear Channel Outdoor Holdings Inc ‘A’	170,505	835,475
Comcast Corp ‘A’	104,206	3,560,719
CommScope Holding Co Inc *	193,761	7,744,627
DISH Network Corp ‘A’ *	345,518	13,091,677
Entercom Communications Corp ‘A’	437,034	4,217,378
Expedia Group Inc	44,986	4,966,904
Nexstar Media Group Inc ‘A’	106,769	7,100,138
Time Warner Inc	78,053	7,382,253
Verizon Communications Inc	155,630	7,442,227

		82,594,820

Consumer, Cyclical - 10.7%

AutoZone Inc *	15,968	10,358,282
Best Buy Co Inc	64,314	4,501,337
Brinker International Inc	152,484	5,504,672
Columbia Sportswear Co	81,762	6,249,070
Delta Air Lines Inc	336,853	18,462,913
Dick’s Sporting Goods Inc	135,444	4,747,312
Genuine Parts Co	53,026	4,763,856
Hilton Worldwide Holdings Inc	81,094	6,386,963
Kohl’s Corp	154,133	10,097,253
La Quinta Holdings Inc *	256,940	4,858,735
Nordstrom Inc	141,369	6,843,673
Southwest Airlines Co	65,529	3,753,501
The Gap Inc	137,075	4,276,740
The Home Depot Inc	34,378	6,127,535
Tiffany & Co	49,466	4,830,850
Walgreens Boots Alliance Inc	107,284	7,023,884

		108,786,576

Consumer, Non-Cyclical - 13.6%

Aetna Inc	34,639	5,853,991
Allergan PLC	55,424	9,327,305
Cigna Corp	18,922	3,173,976
Coty Inc ‘A’	329,319	6,026,538
CVS Health Corp	61,289	3,812,789
Dr Pepper Snapple Group Inc	94,429	11,178,505
HCA Healthcare Inc	67,895	6,585,815
Johnson & Johnson	124,870	16,002,090
Merck & Co Inc	241,587	13,159,244
Molson Coors Brewing Co ‘B’	105,120	7,918,690
Pfizer Inc	680,368	24,146,260
Post Holdings Inc *	104,312	7,902,677
The Kroger Co	263,732	6,313,744
The Procter & Gamble Co	111,958	8,876,030
UnitedHealth Group Inc	41,262	8,830,068

		139,107,722

	Shares	Value
Energy - 8.5%

Apache Corp	81,064	$3,119,343
ConocoPhillips	164,186	9,734,588
EQT Corp	145,141	6,895,649
Exxon Mobil Corp	251,310	18,750,239
Kinder Morgan Inc	624,165	9,399,925
Marathon Petroleum Corp	154,733	11,312,530
Murphy USA Inc *	70,717	5,148,197
Occidental Petroleum Corp	129,520	8,413,619
PBF Energy Inc ‘A’	137,708	4,668,301
Phillips 66	94,813	9,094,463

		86,536,854

Financial - 37.4%

Alleghany Corp	6,484	3,984,029
Ally Financial Inc	289,660	7,864,269
American Homes 4 Rent ‘A’ REIT	301,280	6,049,702
American International Group Inc	260,211	14,160,683
Bank of America Corp	1,097,458	32,912,765
Brixmor Property Group Inc REIT	424,529	6,474,067
Capital One Financial Corp	228,612	21,905,602
CBRE Group Inc ‘A’ *	162,615	7,678,680
Chubb Ltd	61,254	8,377,710
Citigroup Inc	190,314	12,846,195
Citizens Financial Group Inc	226,643	9,514,473
CNO Financial Group Inc	110,567	2,395,987
EastGroup Properties Inc REIT	56,218	4,646,980
Fairfax Financial Holdings Ltd (Canada)	9,436	4,802,924
Federal Realty Investment Trust REIT	32,503	3,773,923
Fifth Third Bancorp	236,235	7,500,461
First Republic Bank	71,994	6,667,364
Invesco Ltd	158,457	5,072,209
Kimco Realty Corp REIT	379,603	5,466,283
Loews Corp	351,765	17,493,273
M&T Bank Corp	89,532	16,506,120
Marsh & McLennan Cos Inc	32,289	2,666,749
Mid-America Apartment Communities Inc REIT	87,442	7,978,208
Morgan Stanley	150,140	8,101,554
Northern Trust Corp	67,622	6,973,857
Outfront Media Inc REIT	291,320	5,459,337
Prudential Financial Inc	35,186	3,643,510
Public Storage REIT	43,389	8,694,722
Rayonier Inc REIT	213,452	7,509,241
SunTrust Banks Inc	200,193	13,621,132
T Rowe Price Group Inc	142,152	15,348,151
The Charles Schwab Corp	178,142	9,302,575
The Hartford Financial Services Group Inc	184,317	9,496,012
The PNC Financial Services Group Inc	118,195	17,875,812
The Travelers Cos Inc	75,907	10,540,446
Unum Group	107,802	5,132,453
US Bancorp	198,379	10,018,140
Wells Fargo & Co	561,733	29,440,427
Weyerhaeuser Co REIT	120,284	4,209,940

		382,105,965

Industrial - 10.0%

Arrow Electronics Inc *	78,154	6,019,421
Ball Corp	349,501	13,878,685
Carlisle Cos Inc	85,761	8,954,306
Dover Corp	85,054	8,354,004
Energizer Holdings Inc	76,084	4,533,085
Graphic Packaging Holding Co	343,909	5,279,003
Honeywell International Inc	78,077	11,282,907
Illinois Tool Works Inc	36,685	5,747,072
KapStone Paper & Packaging Corp	144,340	4,952,305
Martin Marietta Materials Inc	42,885	8,890,060
The Middleby Corp *	34,758	4,302,693
United Technologies Corp	82,906	10,431,233
WestRock Co	148,303	9,516,604

		102,141,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Technology - 4.1%

Analog Devices Inc	48,823	$4,449,240
Hewlett Packard Enterprise Co	329,520	5,779,781
Microsoft Corp	135,324	12,351,022
QUALCOMM Inc	97,247	5,388,456
Texas Instruments Inc	135,596	14,087,068

		42,055,567

Utilities - 4.7%

American Electric Power Co Inc	153,615	10,536,453
Duke Energy Corp	57,332	4,441,510
Edison International	81,690	5,200,385
Eversource Energy	87,630	5,163,160
NextEra Energy Inc	68,040	11,112,973
Sempra Energy	17,331	1,927,554
Xcel Energy Inc	218,092	9,918,824

		48,300,859

Total Common Stocks (Cost $842,607,588)		994,039,717

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $28,551,122; collateralized by U.S. Treasury Notes: 2.000% due 11/15/21 and value $29,122,582)	$28,550,234	$28,550,234

Total Short-Term Investment (Cost $28,550,234)		28,550,234

TOTAL INVESTMENTS - 100.1% (Cost $871,157,822)		1,022,606,482

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(628,109)

NET ASSETS - 100.0%		$1,021,978,373

Notes to Schedule of Investments

(a)	An investment with a value of $16,531 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$16,531	$-	$-	$16,531
	Common Stocks	994,039,717	994,039,717	-	-
	Short-Term Investment	28,550,234	-	28,550,234	-

	Total	$1,022,606,482	$994,039,717	$28,550,234	$16,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.0%

Brazil - 1.9%

Itau Unibanco Holding SA ADR	841,490	$13,127,244
Lojas Americanas SA	4,553,270	25,983,615

		39,110,859

India - 0.1%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	10,414,458	1,203,971

Total Preferred Stocks (Cost $34,657,611)		40,314,830

COMMON STOCKS - 94.1%

Argentina - 0.1%

MercadoLibre Inc	3,440	1,225,982

Brazil - 3.9%

Atacadao Distribuicao Comercio e Industria Ltda *	4,403,600	20,007,572
B3 SA - Brasil Bolsa Balcao	4,887,243	39,510,069
Natura Cosmeticos SA	109,500	1,061,352
Sul America SA	535,453	3,560,009
Vale SA ADR	1,224,130	15,570,934

		79,709,936

Chile - 0.2%

Banco de Chile	19,947,445	3,351,660
SACI Falabella	160,045	1,545,489

		4,897,149

China - 22.3%

3SBio Inc * ~	1,939,500	4,417,639
Alibaba Group Holding Ltd ADR *	580,480	106,541,299
China International Capital Corp Ltd ‘H’ ~	3,803,600	7,708,401
China Lodging Group Ltd ADR	247,962	32,659,075
Ctrip.com International Ltd ADR *	761,100	35,482,482
Dong-E-E-Jiao Co Ltd ‘A’	227,100	2,200,362
JD.com Inc ADR *	119,011	4,818,755
Jiangsu Hengrui Medicine Co Ltd ‘A’	3,569,456	47,311,547
Kweichow Moutai Co Ltd ‘A’	208,600	23,015,829
New Oriental Education & Technology Group Inc ADR	173,650	15,220,422
Sinopharm Group Co Ltd ‘H’	8,652,100	43,325,819
Sunny Optical Technology Group Co Ltd	206,000	3,865,446
Tencent Holdings Ltd	1,854,518	99,549,670
Want Want China Holdings Ltd	9,268,000	7,456,235
Wuxi Biologics Cayman Inc * ~	400,500	3,897,700
Yum China Holdings Inc	100,970	4,190,255
ZTO Express Cayman Inc ADR	679,940	10,192,301

		451,853,237

Colombia - 1.0%

Grupo Aval Acciones y Valores SA ADR	1,356,088	11,269,091
Grupo de Inversiones Suramericana SA	713,934	9,525,730

		20,794,821

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,835,981	9,269,465

France - 4.9%

Kering SA	114,634	54,980,397
LVMH Moet Hennessy Louis Vuitton SE	144,578	44,555,057

		99,535,454

	Shares	Value
Hong Kong - 4.1%

AIA Group Ltd	5,556,600	$47,501,572
Hang Lung Group Ltd	506,000	1,659,417
Hong Kong Exchanges & Clearing Ltd	192,206	6,330,698
Hutchison China MediTech Ltd ADR *	69,650	2,058,854
Jardine Strategic Holdings Ltd (XSES)	672,070	25,836,838

		83,387,379

India - 11.7%

Apollo Hospitals Enterprise Ltd	591,398	9,716,554
Biocon Ltd	1,294,309	11,862,081
Cholamandalam Investment & Finance Co Ltd	346,501	7,755,834
Dalmia Bharat Ltd	51,267	2,270,463
Dr Reddy’s Laboratories Ltd	264,534	8,497,926
Housing Development Finance Corp Ltd	2,491,844	70,190,484
Infosys Ltd	766,237	13,407,762
Kotak Mahindra Bank Ltd	2,856,088	46,123,107
Reliance Industries Ltd	429,650	5,864,455
Tata Consultancy Services Ltd	400,137	17,533,944
UltraTech Cement Ltd	237,206	14,437,958
Zee Entertainment Enterprises Ltd	3,267,778	29,006,225

		236,666,793

Indonesia - 1.7%

P.T. Astra International Tbk	13,216,500	7,028,584
P.T. Bank Central Asia Tbk	3,044,000	5,171,103
P.T. Bank Mandiri Persero Tbk	18,812,500	10,549,135
P.T. Bank Rakyat Indonesia Persero Tbk	14,503,300	3,806,239
P.T. Indocement Tunggal Prakarsa Tbk	6,271,400	7,335,450

		33,890,511

Italy - 1.2%

PRADA SPA	5,195,500	24,440,898

Malaysia - 0.8%

Genting Bhd	6,446,200	14,535,806
Genting Malaysia Bhd	2,017,500	2,535,542

		17,071,348

Mexico - 4.8%

Fomento Economico Mexicano SAB de CV	2,938,866	26,805,433
Fomento Economico Mexicano SAB de CV ADR	145,840	13,334,151
Grupo Aeroportuario del Sureste SAB de CV ‘B’	604,615	10,190,656
Grupo Financiero Inbursa SAB de CV ‘O’	10,054,874	16,641,978
Grupo Mexico SAB de CV ‘B’	7,431,534	24,751,341
Kimberly-Clark de Mexico SAB de CV ‘A’	3,012,126	5,639,866

		97,363,425

Nigeria - 0.1%

Zenith Bank PLC	26,113,876	2,125,379

Peru - 1.2%

Credicorp Ltd	105,090	23,859,633

Philippines - 3.5%

Ayala Corp	382,610	6,981,563
Ayala Land Inc	15,608,500	12,351,650
Jollibee Foods Corp	2,147,788	12,379,117
SM Investments Corp	1,325,164	23,451,470
SM Prime Holdings Inc	23,453,475	15,248,546

		70,412,346

Portugal - 0.2%

Jeronimo Martins SGPS SA	201,404	3,663,255

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Russia - 7.6%

LUKOIL PJSC ADR (OTC)	61,830	$4,279,873
LUKOIL PJSC ADR (SEAQ)	42,140	2,909,494
Magnit PJSC (RTS) *	269,783	21,871,039
Moscow Exchange MICEX-RTS PJSC *	2,728,969	5,601,711
Novatek PJSC GDR (LI) ~	459,763	63,052,252
Polyus PJSC GDR ~	122,100	4,767,096
Sberbank of Russia PJSC ADR (SEAQ)	773,159	14,440,595
Sberbank of Russia PJSC	5,971,157	26,595,235
Yandex NV ‘A’ *	257,880	10,173,366

		153,690,661

South Africa - 3.5%

FirstRand Ltd	6,843,343	38,670,045
Mediclinic International PLC	1,450,170	12,235,281
Shoprite Holdings Ltd	895,757	19,123,380
Steinhoff International Holdings NV	5,795,968	1,615,601

		71,644,307

South Korea - 8.2%

Amorepacific Corp	52,154	15,071,391
AMOREPACIFIC Group	29,231	3,772,063
Celltrion Healthcare Co Ltd *	2,098	213,979
Celltrion Inc *	801	239,616
Kakao Corp	29,860	3,676,363
LG Household & Health Care Ltd	29,625	33,217,974
NAVER Corp	59,944	44,611,751
Netmarble Games Corp ~	12,592	1,748,901
Samsung Biologics Co Ltd * ~	45,356	20,874,089
Samsung Electronics Co Ltd	18,395	42,979,477

		166,405,604

Spain - 0.2%

Prosegur Cash SA ~	1,371,211	4,125,219

Switzerland - 3.0%

Glencore PLC	12,042,944	59,844,168

Taiwan - 6.2%

Largan Precision Co Ltd	49,000	5,704,167
Taiwan Semiconductor Manufacturing Co Ltd	14,071,376	119,187,347

		124,891,514

Turkey - 1.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,918,531	13,166,506
BIM Birlesik Magazalar AS	429,702	7,792,007

		20,958,513

United Arab Emirates - 1.8%

DP World Ltd (NASDAQ)	1,159,737	26,115,897
Emaar Properties PJSC	6,321,843	9,982,627

		36,098,524

United States - 0.4%

Snap Inc ‘A’ *	474,390	7,528,569

Total Common Stocks (Cost $1,483,603,784)		1,905,354,090

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $92,114,137; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $93,956,570)	$92,111,272	$92,111,272

Total Short-Term Investment (Cost $92,111,272)		92,111,272

TOTAL INVESTMENTS - 100.6% (Cost $1,610,372,667)		2,037,780,192

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(12,477,322)

NET ASSETS - 100.0%		$2,025,302,870

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.2%
Consumer, Non-Cyclical	20.1%
Communications	17.0%
Consumer, Cyclical	13.3%
Technology	9.6%
Basic Materials	5.2%
Short-Term Investment	4.5%
Energy	3.8%
Others (each less than 3.0%)	3.9%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$39,110,859	$39,110,859	$-	$-
	India	1,203,971	1,203,971	-	-

	Total Preferred Stocks	40,314,830	40,314,830	-	-

	Common Stocks
	Argentina	1,225,982	1,225,982	-	-
	Brazil	79,709,936	79,709,936	-	-
	Chile	4,897,149	3,351,660	1,545,489	-
	China	451,853,237	254,630,770	197,222,467	-
	Colombia	20,794,821	20,794,821	-	-
	Egypt	9,269,465	9,269,465	-	-
	France	99,535,454	-	99,535,454	-
	Hong Kong	83,387,379	2,058,854	81,328,525	-
	India	236,666,793	-	236,666,793	-
	Indonesia	33,890,511	-	33,890,511	-
	Italy	24,440,898	-	24,440,898	-
	Malaysia	17,071,348	-	17,071,348	-
	Mexico	97,363,425	97,363,425	-	-
	Nigeria	2,125,379	2,125,379	-	-
	Peru	23,859,633	23,859,633	-	-
	Philippines	70,412,346	-	70,412,346	-
	Portugal	3,663,255	-	3,663,255	-
	Russia	153,690,661	30,336,471	123,354,190	-
	South Africa	71,644,307	1,615,601	70,028,706	-
	South Korea	166,405,604	-	166,405,604	-
	Spain	4,125,219	4,125,219	-	-
	Switzerland	59,844,168	-	59,844,168	-
	Taiwan	124,891,514	-	124,891,514	-
	Turkey	20,958,513	-	20,958,513	-
	United Arab Emirates	36,098,524	9,982,627	26,115,897	-
	United States	7,528,569	7,528,569	-	-

	Total Common Stocks	1,905,354,090	547,978,412	1,357,375,678	-

	Short-Term Investment	92,111,272	-	92,111,272	-

	Total	$2,037,780,192	$588,293,242	$1,449,486,950	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$357,970,960	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
90,177,128	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Australia - 0.6%

Amcor Ltd	319,649	$3,500,264
Orica Ltd	714,613	9,836,399

		13,336,663

Belgium - 1.2%

KBC Group NV	308,009	26,821,065

Brazil - 0.9%

Ambev SA ADR	2,882,008	20,952,198

Canada - 3.6%

Canadian National Railway Co (NYSE)	561,224	41,042,311
Suncor Energy Inc (TSE)	1,145,108	39,543,490

		80,585,801

China - 2.4%

Alibaba Group Holding Ltd ADR *	64,142	11,772,623
Baidu Inc ADR *	56,134	12,528,547
Yum China Holdings Inc	701,603	29,116,525

		53,417,695

Denmark - 2.4%

Carlsberg AS ‘B’	133,926	15,990,036
Novo Nordisk AS ‘B’	770,492	37,897,308

		53,887,344

France - 16.1%

Air Liquide SA	443,385	54,411,104
Danone SA	413,814	33,552,966
Dassault Systemes SE	139,516	18,973,252
Engie SA	1,634,163	27,288,031
Essilor International Cie Generale d’Optique SA	127,272	17,169,066
Hermes International	10,546	6,251,155
L’Oreal SA	103,470	23,369,585
Legrand SA	290,720	22,810,069
LVMH Moet Hennessy Louis Vuitton SE	150,972	46,525,516
Pernod Ricard SA	323,201	53,786,568
Schneider Electric SE (XPAR)	654,436	57,630,519

		361,767,831

Germany - 10.5%

Bayer AG	598,004	67,415,200
Beiersdorf AG	376,158	42,629,062
Linde AG *	100,697	21,278,194
Merck KGaA	230,802	22,144,963
MTU Aero Engines AG	79,599	13,415,425
ProSiebenSat.1 Media SE *	524,302	18,159,960
SAP SE	485,508	50,969,478

		236,012,282

Hong Kong - 2.7%

AIA Group Ltd	7,168,951	61,285,038

Israel - 1.3%

Check Point Software Technologies Ltd *	280,239	27,838,942

Italy - 2.5%

Eni SPA	1,357,691	23,916,061
Intesa Sanpaolo SPA	7,617,927	27,736,884
Luxottica Group SPA	62,105	3,858,248

		55,511,193

Japan - 14.3%

Daikin Industries Ltd	245,000	27,217,813
Denso Corp	586,300	32,249,109
FANUC Corp	90,000	23,161,776

	Shares	Value

Hoya Corp	1,093,600	$55,240,592
Japan Tobacco Inc	960,200	27,430,026
Kao Corp	250,700	18,820,913
Kubota Corp	1,328,700	23,421,804
Kyocera Corp	454,400	25,763,598
Olympus Corp	668,900	25,578,106
Shin-Etsu Chemical Co Ltd	113,400	11,828,657
Terumo Corp	956,100	49,728,502

		320,440,896

Netherlands - 5.3%

Akzo Nobel NV	396,475	37,460,097
ING Groep NV	2,965,932	50,050,690
Randstad Holding NV	484,478	31,907,711

		119,418,498

Singapore - 2.0%

DBS Group Holdings Ltd	2,107,514	44,515,637

Spain - 1.9%

Amadeus IT Group SA	583,670	43,193,398

Sweden - 0.8%

Essity AB ‘B’ *	657,166	18,212,158

Switzerland - 12.6%

Julius Baer Group Ltd	403,884	24,855,609
Kuehne + Nagel International AG	62,951	9,915,095
Nestle SA	1,001,156	79,132,861
Novartis AG	483,987	39,145,292
Roche Holding AG (XVTX)	247,818	56,848,709
UBS Group AG (XVTX)	2,920,589	51,457,625
Zurich Insurance Group AG	66,271	21,860,308

		283,215,499

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co Ltd ADR	860,094	37,637,714

United Kingdom - 15.3%

Barclays PLC	8,601,100	25,133,321
Compass Group PLC	2,387,545	48,751,186
Diageo PLC	1,063,351	35,962,212
Experian PLC	1,474,139	31,880,734
Prudential PLC	649,504	16,230,243
Reckitt Benckiser Group PLC	503,280	42,480,775
RELX NV	1,180,522	24,470,906
RELX PLC	220,244	4,524,216
Rio Tinto PLC	485,903	24,656,698
Rolls-Royce Holdings PLC *	1,742,966	21,309,712
Smiths Group PLC	753,033	16,018,022
Tesco PLC	3,515,573	10,174,800
WPP PLC	2,666,792	42,379,689

		343,972,514

United States - 0.6%

QIAGEN NV *	435,476	14,078,216

Total Common Stocks (Cost $1,943,073,987)		2,216,100,582

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.5%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $3,530,668; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $3,603,625)	$3,530,558	$3,530,558

U.S. Government Agency Issues - 1.3%

Federal Home Loan Bank
1.115% due 04/06/18	10,539,500	10,539,000
1.217% due 04/06/18	19,975,500	19,976,000

		30,515,000

Total Short-Term Investments (Cost $34,044,570)		34,045,558

TOTAL INVESTMENTS - 100.2% (Cost $1,977,118,557)		2,250,146,140

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(4,988,244)

NET ASSETS - 100.0%		$2,245,157,896

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	37.6%
Industrial	15.6%
Financial	15.6%
Technology	7.9%
Consumer, Cyclical	7.4%
Basic Materials	6.7%
Communications	3.8%
Others (each less than 3.0%)	5.6%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$13,336,663	$-	$13,336,663	$-
	Belgium	26,821,065	-	26,821,065	-
	Brazil	20,952,198	20,952,198	-	-
	Canada	80,585,801	80,585,801	-	-
	China	53,417,695	53,417,695	-	-
	Denmark	53,887,344	-	53,887,344	-
	France	361,767,831	53,786,568	307,981,263	-
	Germany	236,012,282	-	236,012,282	-
	Hong Kong	61,285,038	-	61,285,038	-
	Israel	27,838,942	27,838,942	-	-
	Italy	55,511,193	-	55,511,193	-
	Japan	320,440,896	-	320,440,896	-
	Netherlands	119,418,498	-	119,418,498	-
	Singapore	44,515,637	-	44,515,637	-
	Spain	43,193,398	-	43,193,398	-
	Sweden	18,212,158	-	18,212,158	-
	Switzerland	283,215,499	-	283,215,499	-
	Taiwan	37,637,714	37,637,714	-	-
	United Kingdom	343,972,514	-	343,972,514	-
	United States	14,078,216	-	14,078,216	-

	Total Common Stocks	2,216,100,582	274,218,918	1,941,881,664	-

	Short-Term Investments	34,045,558	-	34,045,558	-

	Total	$2,250,146,140	$274,218,918	$1,975,927,222	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$35,311,242	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
53,786,568	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Australia - 5.8%

Ansell Ltd	151,131	$2,958,606
Aristocrat Leisure Ltd	201,446	3,761,101
Asaleo Care Ltd	1,589,248	1,573,030
Australian Pharmaceutical Industries Ltd	1,515,074	1,756,068
Aveo Group >>	1,031,052	2,104,721
Charter Hall Group REIT	580,027	2,567,496
Charter Hall Retail REIT	587,985	1,746,409
CSR Ltd	855,045	3,429,475
GrainCorp Ltd ‘A’	306,041	2,003,916
Metcash Ltd	988,242	2,391,431
Orora Ltd	1,460,234	3,730,643
Perpetual Ltd	54,805	1,976,333
Regis Resources Ltd	852,914	2,990,812
Sandfire Resources NL	412,740	2,351,465
Shopping Centres Australasia Property Group REIT	1,157,791	2,080,122
Super Retail Group Ltd	301,495	1,585,223
Whitehaven Coal Ltd	629,654	2,184,168
WorleyParsons Ltd	223,771	2,496,993

		43,688,012

Austria - 0.3%

Vienna Insurance Group AG Wiener Versicherung Gruppe	73,190	2,446,840

Canada - 5.9%

AGF Management Ltd ‘B’	280,700	1,429,264
Alamos Gold Inc ‘A’	315,200	1,639,182
Alaris Royalty Corp	126,900	1,614,383
Athabasca Oil Corp *	1,841,600	1,701,016
BRP Inc	72,200	2,772,892
Capstone Mining Corp *	2,266,700	2,111,259
Cogeco Communications Inc	35,000	1,916,327
Constellation Software Inc	3,679	2,496,214
Detour Gold Corp *	132,400	1,340,083
Enerplus Corp (TSE)	359,765	4,046,257
Genworth MI Canada Inc	72,500	2,307,215
IAMGOLD Corp (TSE) *	447,100	2,318,181
Maple Leaf Foods Inc	117,751	2,869,858
Martinrea International Inc	215,400	2,546,313
Parex Resources Inc *	174,200	2,450,036
Premier Gold Mines Ltd *	553,200	1,210,870
Quebecor Inc ‘B’	104,100	1,990,129
The Stars Group Inc *	68,100	1,879,641
Transcontinental Inc ‘A’	75,300	1,487,472
Trican Well Service Ltd *	1,034,000	2,407,731
WestJet Airlines Ltd	92,800	1,707,114

		44,241,437

China - 0.0%

Gemdale Properties & Investment Corp Ltd	2,940,228	338,041

Denmark - 3.7%

D/S Norden AS *	107,948	1,947,154
Dfds AS	60,341	3,398,090
FLSmidth & Co AS	54,037	3,493,785
Rockwool International AS ‘B’	10,250	3,053,355
Royal Unibrew AS	80,742	5,360,367
Spar Nord Bank AS	153,723	1,833,511
Sydbank AS	55,811	2,061,616
Topdanmark AS *	88,221	4,165,596
Vestas Wind Systems AS	32,216	2,305,117

		27,618,591

	Shares	Value
Finland - 0.7%

Kesko OYJ ‘B’	37,064	$2,122,733
Valmet OYJ	146,559	2,938,183

		5,060,916

France - 4.8%

Alstom SA	56,193	2,534,441
Alten SA	25,054	2,415,320
Beneteau SA	88,667	1,931,611
Coface SA *	129,022	1,475,003
Derichebourg SA	118,940	1,043,134
Eiffage SA	39,955	4,550,523
Eramet *	29,798	4,106,924
Eutelsat Communications SA	81,034	1,606,130
ICADE REIT	36,526	3,546,109
Ipsen SA	19,130	2,973,483
IPSOS	48,396	1,901,789
Kaufman & Broad SA	31,775	1,672,153
Rubis SCA	33,892	2,447,969
SCOR SE	102,944	4,202,708

		36,407,297

Germany - 7.1%

Aurubis AG	24,393	2,050,065
bet-at-home.com AG	12,899	1,088,812
Brenntag AG	75,912	4,519,201
Covestro AG ~	37,152	3,658,247
Deutz AG	237,802	2,183,041
DIC Asset AG	120,247	1,517,207
Grammer AG	31,186	1,958,684
Grand City Properties SA	85,225	2,038,636
Hamburger Hafen und Logistik AG	79,144	1,780,762
HOCHTIEF AG	25,755	4,814,350
HUGO BOSS AG	41,699	3,632,686
LEG Immobilien AG	37,699	4,239,090
Leoni AG	35,384	2,263,543
OSRAM Licht AG	32,202	2,369,655
Rheinmetall AG	23,821	3,381,258
Siltronic AG *	17,270	2,962,020
Software AG	36,364	1,906,268
TAG Immobilien AG	130,870	2,715,307
Talanx AG	42,229	1,836,143
United Internet AG	39,763	2,505,490

		53,420,465

Hong Kong - 2.2%

Champion REIT	2,636,000	1,884,336
Chow Tai Fook Jewellery Group Ltd	1,491,600	1,702,237
Dah Sing Financial Holdings Ltd	254,200	1,616,515
HK Electric Investments & HK Electric Investments Ltd ~ >>	2,427,500	2,353,916
Hysan Development Co Ltd	525,000	2,786,090
Kerry Properties Ltd	480,371	2,172,230
Luk Fook Holdings International Ltd	250,355	913,820
Melco International Development Ltd	735,000	2,157,077
Shun Tak Holdings Ltd	3,200,000	1,329,577

		16,915,798

India - 0.4%

Vedanta Resources PLC	318,258	3,162,594

Ireland - 0.6%

Hibernia REIT PLC REIT	916,178	1,627,837
UDG Healthcare PLC	234,551	2,857,238

		4,485,075

Israel - 0.3%

Nova Measuring Instruments Ltd *	84,180	2,283,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value

Italy - 2.1%

A2A SPA	1,988,666	$3,804,036
El.En. SPA	35,451	1,415,392
ERG SPA	90,769	2,167,445
Iren SPA	620,194	1,947,229
Moncler SPA	67,832	2,581,563
Technogym SPA ~	227,671	2,694,246
Unieuro SPA ~	96,344	1,528,655

		16,138,566

Japan - 24.2%

Akebono Brake Industry Co Ltd *	579,400	1,527,063
Asahi Diamond Industrial Co Ltd	234,000	2,464,862
Capcom Co Ltd	177,400	4,110,570
CROOZ Inc *	7,775	156,170
Denka Co Ltd	112,600	3,812,053
DIC Corp	64,400	2,160,499
DMG Mori Co Ltd	98,202	1,806,379
Fujimi Inc	80,200	1,734,042
Glory Ltd	61,000	2,188,981
Goldcrest Co Ltd	87,000	1,856,548
Haseko Corp	247,100	3,803,173
Ishihara Sangyo Kaisha Ltd *	152,800	1,857,610
Itochu Enex Co Ltd	26,700	249,032
Juki Corp	130,700	1,841,532
Kinden Corp	198,900	3,327,143
Kobe Bussan Co Ltd	78,800	3,579,725
Kokuyo Co Ltd	178,800	3,476,785
KYB Corp	50,900	2,384,003
LAC Co Ltd	136,000	1,839,358
Leopalace21 Corp	331,600	2,721,176
Maruwa Co Ltd	44,300	3,482,662
Megmilk Snow Brand Co Ltd	75,500	2,050,643
Meidensha Corp	397,000	1,529,032
Meitec Corp	44,200	2,421,214
Miraca Holdings Inc	40,500	1,594,834
Mito Securities Co Ltd	64,105	250,444
Mochida Pharmaceutical Co Ltd	23,600	1,678,628
Morinaga & Co Ltd	74,800	3,300,154
Morinaga Milk Industry Co Ltd	42,200	1,717,315
Nagase & Co Ltd	108,100	1,837,962
Nippon Ceramic Co Ltd	80,200	2,195,040
Nippon Chemi-Con Corp	72,700	1,716,102
Nippon Paper Industries Co Ltd	119,800	2,216,083
Nippon Yakin Kogyo Co Ltd	1,004,100	2,765,993
Nissei Build Kogyo Co Ltd	160,900	1,945,277
Nisshin Steel Co Ltd	143,900	1,695,542
Nitto Boseki Co Ltd	80,300	1,723,256
Nitto Kogyo Corp	72,600	1,124,869
North Pacific Bank Ltd	474,158	1,601,122
Okumura Corp	57,300	2,239,943
Open House Co Ltd	69,800	4,288,370
Penta-Ocean Construction Co Ltd	476,100	3,512,599
Press Kogyo Co Ltd	321,200	1,925,096
Rengo Co Ltd	228,700	1,976,913
Roland DG Corp	79,800	1,819,862
Round One Corp	255,000	4,046,965
Ryobi Ltd	72,400	1,920,561
Sanken Electric Co Ltd	484,000	3,577,863
Sankyu Inc	77,100	3,836,331
Sanwa Holdings Corp	196,700	2,536,351
Seino Holdings Co Ltd	236,800	4,375,593
Seiren Co Ltd	101,100	1,863,610
Seven Bank Ltd	874,300	2,804,788
Shindengen Electric Manufacturing Co Ltd	33,100	2,168,348
Shinko Electric Industries Co Ltd	262,300	1,939,044
Shinmaywa Industries Ltd	160,900	1,330,856
Shinoken Group Co Ltd	93,100	2,930,660
Ship Healthcare Holdings Inc	61,900	2,198,790

	Shares	Value
Starts Corp Inc	90,900	$2,491,586
Sumitomo Seika Chemicals Co Ltd	37,400	1,793,881
T-Gaia Corp	58,300	1,637,003
Takara Leben Co Ltd	302,600	1,308,855
Tekken Corp	51,700	1,495,157
The Hokkoku Bank Ltd	67,500	2,678,753
The Musashino Bank Ltd	61,400	1,971,557
The Okinawa Electric Power Co Inc	89,320	2,521,747
The Sumitomo Warehouse Co Ltd	289,900	1,929,261
Toho Holdings Co Ltd	114,100	2,710,544
Tokai Carbon Co Ltd	282,400	4,204,162
Tosei Corp	227,900	2,749,309
Toshiba Machine Co Ltd	430,000	2,989,498
Toyota Boshoku Corp	75,500	1,553,838
Tsugami Corp	212,000	2,729,113
TV Asahi Holdings Corp	117,400	2,595,207
Ube Industries Ltd	60,800	1,781,591
Ulvac Inc	84,964	4,806,754
Unipres Corp	93,500	2,123,481
Unitika Ltd *	325,400	2,026,838

		183,133,554

Luxembourg - 0.2%

Orion Engineered Carbons SA	67,156	1,819,928

Malta - 0.4%

Kindred Group PLC SDR	239,322	3,283,396

Netherlands - 3.0%

ASR Nederland NV	113,013	4,832,229
BE Semiconductor Industries NV	31,223	3,202,863
Eurocommercial Properties NV REIT	46,601	1,924,290
Fugro NV CVA *	123,713	1,636,001
Koninklijke Volkerwessels NV	56,255	1,543,810
NN Group NV	66,515	2,955,257
OCI NV *	103,973	2,405,790
Philips Lighting NV ~	52,680	1,980,613
SBM Offshore NV	144,166	2,311,712

		22,792,565

New Zealand - 0.5%

Air New Zealand Ltd	826,078	1,935,670
Contact Energy Ltd	427,896	1,631,737

		3,567,407

Norway - 0.6%

Norwegian Finans Holding ASA *	163,953	1,851,789
Salmar ASA	66,352	2,732,082

		4,583,871

Peru - 0.2%

Hochschild Mining PLC	527,517	1,476,814

Russia - 0.5%

Evraz PLC	672,442	4,100,540

Singapore - 2.6%

First Resources Ltd	1,080,000	1,387,959
IGG Inc	1,892,000	2,628,780
Keppel DC REIT	1,721,100	1,894,982
Mapletree Commercial Trust REIT	1,818,400	2,181,374
Mapletree Greater China Commercial Trust REIT	2,091,900	1,838,445
Mapletree Industrial Trust REIT	1,463,400	2,270,985
Mapletree Logistics Trust REIT	2,610,460	2,454,486
Venture Corp Ltd	229,900	4,972,013

		19,629,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
South Korea - 5.1%

Amotech Co Ltd *	45,986	$1,655,920
Bluecom Co Ltd	154,334	959,804
Cheil Worldwide Inc	107,504	1,843,973
Chong Kun Dang Pharmaceutical Corp	17,387	2,097,357
CJ O Shopping Co Ltd	9,034	1,902,427
Daewoo Engineering & Construction Co Ltd *	323,264	1,590,644
DB Insurance Co Ltd	26,521	1,647,608
Dong-A ST Co Ltd	18,666	2,003,198
Easy Bio Inc	271,688	1,780,235
Eugene Technology Co Ltd	113,678	2,010,003
Huchems Fine Chemical Corp	81,239	1,873,924
Kumho Petrochemical Co Ltd	24,000	2,196,785
LOTTE Fine Chemical Co Ltd	42,309	2,842,001
LOTTE Himart Co Ltd	33,596	2,318,654
OCI Co Ltd	17,741	2,655,008
Orion Holdings Corp	66,420	1,677,987
SFA Engineering Corp	57,980	1,907,911
Silicon Works Co Ltd	64,280	2,313,407
SK Discovery Co Ltd	44,754	1,724,628
SL Corp	84,644	1,662,233

		38,663,707

Spain - 2.4%

Atento SA	172,080	1,342,224
Atlantica Yield PLC	106,831	2,091,751
Bankinter SA	323,663	3,332,218
Cia de Distribucion Integral Logista Holdings SA	43,701	926,430
Construcciones y Auxiliar de Ferrocarriles SA	42,074	2,177,745
Enagas SA	141,574	3,866,420
Ence Energia y Celulosa SA	518,688	3,915,167
Talgo SA ~	29,542	191,069

		17,843,024

Sweden - 3.5%

Ahlsell AB ~	304,910	1,923,054
Capio AB ~	233,639	1,185,259
Evolution Gaming Group AB ~	33,404	1,835,792
Hemfosa Fastigheter AB	177,501	2,156,266
Holmen AB ‘B’	54,477	2,963,181
JM AB	75,331	1,714,547
LeoVegas AB ~	136,084	1,163,134
Loomis AB ‘B’	74,462	2,688,149
NCC AB ‘B’	107,134	2,042,516
Nobia AB	182,368	1,646,137
Peab AB	202,506	1,828,292
SSAB AB ‘A’ *	593,124	3,357,412
Wihlborgs Fastigheter AB	87,788	2,037,305

		26,541,044

Switzerland - 7.1%

Adecco Group AG	63,825	4,546,255
Barry Callebaut AG	1,827	3,573,171
Bucher Industries AG	5,420	2,264,803
Coca-Cola HBC AG	138,458	5,123,869
Comet Holding AG	7,740	1,072,183
EFG International AG	354,877	2,846,372
GAM Holding AG	147,746	2,487,796
Georg Fischer AG	3,496	4,680,697
Julius Baer Group Ltd	82,102	5,052,676
Leonteq AG *	26,511	1,516,643
Logitech International SA	65,876	2,417,974
Oriflame Holding AG	114,014	5,484,377
Siegfried Holding AG	6,154	2,073,017
Sika AG	303	2,376,779
Straumann Holding AG	8,968	5,658,293
VAT Group AG ~	15,272	2,571,654

		53,746,559

	Shares	Value
United Kingdom - 11.8%

Arrow Global Group PLC	274,438	$1,355,531
Auto Trader Group PLC ~	410,265	2,016,626
B&M European Value Retail SA	571,120	3,135,042
Barratt Developments PLC	213,500	1,588,720
Bellway PLC	100,983	4,321,570
Brewin Dolphin Holdings PLC	365,461	1,770,791
Centamin PLC	1,102,351	2,390,090
Charter Court Financial Services Group PLC * ~	390,632	1,622,249
Chemring Group PLC	707,875	1,986,298
Computacenter PLC	112,069	1,810,198
Costain Group PLC	231,838	1,510,874
Dialog Semiconductor PLC *	69,741	1,660,917
esure Group PLC	517,487	1,575,803
Fenner PLC	428,302	3,659,530
Fevertree Drinks PLC	154,481	5,706,947
Hansteen Holdings PLC REIT	782,756	1,402,477
Hastings Group Holdings PLC ~	414,727	1,522,152
Hiscox Ltd	173,402	3,537,913
IG Group Holdings PLC	242,797	2,719,244
Inchcape PLC	285,244	2,765,542
Indivior PLC *	610,995	3,492,653
Jackpotjoy PLC *	260,049	2,962,573
Jardine Lloyd Thompson Group PLC	133,804	2,406,662
Man Group PLC	1,113,683	2,685,512
Mitie Group PLC	606,658	1,352,270
On the Beach Group PLC ~	241,090	1,809,635
OneSavings Bank PLC	357,732	1,876,323
Paragon Banking Group PLC	374,517	2,478,957
Persimmon PLC	110,194	3,911,034
Premier Oil PLC *	1,780,610	1,738,111
QinetiQ Group PLC	885,753	2,566,504
Rightmove PLC	33,187	2,025,871
St Modwen Properties PLC	274,652	1,495,619
Tate & Lyle PLC	338,771	2,587,410
Taylor Wimpey PLC	1,294,644	3,354,030
WH Smith PLC	70,571	1,934,948
Workspace Group PLC REIT	160,502	2,234,453

		88,971,079

United States - 0.9%

Argonaut Gold Inc *	1,072,100	2,047,088
ICON PLC *	38,597	4,559,850

		6,606,938

Total Common Stocks (Cost $577,015,749)		732,966,885

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $13,954,960; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $14,237,008)	$13,954,526	13,954,526

Total Short-Term Investment (Cost $13,954,526)		13,954,526

TOTAL INVESTMENTS - 98.7% (Cost $590,970,275)		746,921,411

OTHER ASSETS & LIABILITIES, NET - 1.3%		9,960,842

NET ASSETS - 100.0%		$756,882,253

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.0%
Industrial	18.5%
Consumer, Non-Cyclical	15.1%
Consumer, Cyclical	15.0%
Basic Materials	11.5%
Technology	6.1%
Utilities	3.3%
Energy	3.1%
Communications	3.0%
Others (each less than 3.0%)	2.1%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$43,688,012	$-	$43,688,012	$-
	Austria	2,446,840	-	2,446,840	-
	Canada	44,241,437	44,241,437	-	-
	China	338,041	338,041	-	-
	Denmark	27,618,591	-	27,618,591	-
	Finland	5,060,916	-	5,060,916	-
	France	36,407,297	1,043,134	35,364,163	-
	Germany	53,420,465	-	53,420,465	-
	Hong Kong	16,915,798	-	16,915,798	-
	India	3,162,594	-	3,162,594	-
	Ireland	4,485,075	1,627,837	2,857,238	-
	Israel	2,283,803	2,283,803	-	-
	Italy	16,138,566	-	16,138,566	-
	Japan	183,133,554	499,476	182,634,078	-
	Luxembourg	1,819,928	1,819,928	-	-
	Malta	3,283,396	-	3,283,396	-
	Netherlands	22,792,565	-	22,792,565	-
	New Zealand	3,567,407	-	3,567,407	-
	Norway	4,583,871	-	4,583,871	-
	Peru	1,476,814	-	1,476,814	-
	Russia	4,100,540	-	4,100,540	-
	Singapore	19,629,024	-	19,629,024	-
	South Korea	38,663,707	-	38,663,707	-
	Spain	17,843,024	3,625,044	14,217,980	-
	Sweden	26,541,044	-	26,541,044	-
	Switzerland	53,746,559	-	53,746,559	-
	United Kingdom	88,971,079	17,479,973	71,491,106	-
	United States	6,606,938	6,606,938	-	-

	Total Common Stocks	732,966,885	79,565,611	653,401,274	-

	Short-Term Investment	13,954,526	-	13,954,526	-

	Total	$746,921,411	$79,565,611	$667,355,800	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$126,447,397	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Telefonica Brasil SA	661,100	$10,092,365

Total Preferred Stocks (Cost $9,679,782)		10,092,365

COMMON STOCKS - 96.5%

Belgium - 1.3%

Ageas	496,455	25,619,324

Brazil - 0.9%

Petroleo Brasileiro SA ADR *	1,323,367	18,712,409

Canada - 2.1%

ARC Resources Ltd	420,051	4,577,573
Barrick Gold Corp (TSE)	1,351,371	16,835,103
Cameco Corp (NYSE)	394,299	3,584,178
Eldorado Gold Corp *	1,939,616	1,629,277
Kinross Gold Corp *	2,511,817	9,921,677
Tourmaline Oil Corp	281,495	4,774,064

		41,321,872

China - 4.1%

China Mobile Ltd	2,556,080	23,427,473
China Telecom Corp Ltd ‘H’	54,873,465	24,338,133
China Unicom Hong Kong Ltd *	13,352,000	17,081,223
Dongfeng Motor Group Co Ltd ‘H’	15,094,000	17,621,341

		82,468,170

Finland - 0.4%

Nokia OYJ (OMXH) (Finland)	1,555,063	8,587,236

France - 11.1%

Alstom SA	378,723	17,081,331
BNP Paribas SA	475,729	35,280,389
Cie de Saint-Gobain	615,071	32,478,823
Engie SA	1,235,338	20,628,262
Renault SA	87,359	10,600,819
Rexel SA	1,100,053	18,634,601
Societe Generale SA	515,400	27,991,559
TOTAL SA	1,008,171	57,787,982

		220,483,766

Germany - 4.3%

CECONOMY AG	1,191,373	13,697,457
E.ON SE	1,725,839	19,177,670
METRO AG	1,009,957	17,866,431
Rheinmetall AG	54,360	7,716,099
RWE AG *	641,084	15,846,436
Salzgitter AG	223,050	11,410,339

		85,714,432

India - 1.1%

Canara Bank	1,765,477	7,236,523
NTPC Ltd	5,338,791	13,958,191

		21,194,714

Ireland - 0.8%

Bank of Ireland Group PLC * (Ireland)	1,855,376	16,258,451

	Shares	Value
Italy - 7.2%

Assicurazioni Generali SPA	1,559,239	$29,972,034
BPER Banca	2,929,652	16,336,112
Eni SPA	2,827,189	49,801,629
Saipem SPA *	3,316,382	13,009,945
UniCredit SPA *	1,590,362	33,240,353

		142,360,073

Japan - 25.8%

Benesse Holdings Inc	152,863	5,561,055
Canon Inc	533,638	19,359,472
Chiyoda Corp	824,804	7,720,623
Citizen Watch Co Ltd	1,186,392	8,369,911
Dai-ichi Life Holdings Inc	1,170,188	21,603,379
DeNA Co Ltd	614,827	11,197,715
Eisai Co Ltd	267,950	17,252,375
Fuji Media Holdings Inc	430,920	7,330,840
Fujitsu Ltd	3,896,989	23,681,725
Gree Inc	1,458,158	8,405,794
Honda Motor Co Ltd	1,375,750	47,623,765
Inpex Corp	1,326,110	16,456,126
JGC Corp	846,275	18,425,581
JSR Corp	1,038,010	23,361,391
Mitsubishi Heavy Industries Ltd	744,380	28,702,543
Mitsubishi Motors Corp	922,673	6,598,498
Mitsubishi UFJ Financial Group Inc	5,621,308	37,357,054
Mizuho Financial Group Inc	18,364,670	33,467,353
Nikon Corp	602,440	10,889,623
Nippon Television Holdings Inc	609,525	10,709,842
Sankyo Co Ltd	305,159	10,675,209
Sumitomo Mitsui Financial Group Inc	922,558	39,138,857
Sumitomo Mitsui Trust Holdings Inc	589,851	24,112,594
Suzuken Co Ltd	243,862	10,261,333
T&D Holdings Inc	1,904,866	30,299,120
Takeda Pharmaceutical Co Ltd	698,343	34,052,066

		512,613,844

Netherlands - 3.8%

ING Groep NV	1,575,629	26,589,051
Koninklijke Philips NV	56,230	2,153,158
PostNL NV	3,086,545	11,565,964
Royal Dutch Shell PLC ‘B’	1,077,711	34,679,067

		74,987,240

Norway - 1.1%

Statoil ASA	515,827	12,208,571
Storebrand ASA	1,114,032	9,161,289

		21,369,860

Russia - 3.6%

Gazprom PJSC ADR (SEAQ)	5,575,922	27,188,976
LUKOIL PJSC ADR (SEAQ)	441,702	30,496,660
Sberbank of Russia PJSC ADR (OTC)	1,200	22,380
Sberbank of Russia PJSC ADR (SEAQ)	762,318	14,238,114

		71,946,130

South Africa - 1.4%

Anglo American Platinum Ltd	267,185	7,330,951
Gold Fields Ltd ADR	4,215,834	16,947,652
Impala Platinum Holdings Ltd *	1,654,654	3,295,236

		27,573,839

South Korea - 3.9%

KB Financial Group Inc	388,539	22,534,181
Kia Motors Corp	626,641	18,771,566
KT Corp ADR *	1,515,245	20,758,856
Shinhan Financial Group Co Ltd	359,889	15,352,603

		77,417,206

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Spain - 1.2%

CaixaBank SA (SIBE)	4,900,873	$23,365,668

Sweden - 1.1%

Telefonaktiebolaget LM Ericsson ‘B’	3,558,265	22,658,875

Switzerland - 6.1%

Adecco Group AG	219,626	15,643,960
Julius Baer Group Ltd	287,924	17,719,262
LafargeHolcim Ltd (XVTX)	500,446	27,421,761
UBS Group AG (XVTX)	2,230,730	39,303,054
Zurich Insurance Group AG	61,815	20,390,441

		120,478,478

Taiwan - 1.0%

MediaTek Inc	714,660	8,223,048
Shin Kong Financial Holding Co Ltd	28,090,000	10,765,590

		18,988,638

United Kingdom - 14.2%

Anglo American PLC	1,071,094	24,950,770
AstraZeneca PLC	564,934	38,834,270
BP PLC	8,782,996	59,242,199
BT Group PLC	6,760,859	21,579,376
Centrica PLC	10,811,515	21,569,697
HSBC Holdings PLC	5,544,589	52,067,638
J Sainsbury PLC	7,384,382	24,770,809
Marks & Spencer Group PLC	4,084,733	15,515,674
Standard Chartered PLC	2,386,929	23,922,671

		282,453,104

Total Common Stocks (Cost $1,797,154,802)		1,916,573,329

EXCHANGE-TRADED FUND - 0.3%

iShares Core MSCI EAFE	77,670	5,116,900

Total Exchange-Traded Fund (Cost $5,098,023)		5,116,900

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $36,585,140; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $37,315,744)	$36,584,002	36,584,002

Total Short-Term Investment (Cost $36,584,002)		36,584,002

TOTAL INVESTMENTS - 99.1% (Cost $1,848,516,609)		1,968,366,596

OTHER ASSETS & LIABILITIES, NET - 0.9%		17,311,577

NET ASSETS - 100.0%		$1,985,678,173

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.9%
Energy	16.5%
Consumer, Cyclical	8.8%
Communications	8.4%
Consumer, Non-Cyclical	8.3%
Industrial	7.9%
Basic Materials	6.0%
Utilities	4.6%
Technology	3.6%
Others (each less than 3.0%)	2.1%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$10,092,365	$10,092,365	$-	$-
	Common Stocks
	Belgium	25,619,324	-	25,619,324	-
	Brazil	18,712,409	18,712,409	-	-
	Canada	41,321,872	41,321,872	-	-
	China	82,468,170	-	82,468,170	-
	Finland	8,587,236	-	8,587,236	-
	France	220,483,766	-	220,483,766	-
	Germany	85,714,432	-	85,714,432	-
	India	21,194,714	-	21,194,714	-
	Ireland	16,258,451	-	16,258,451	-
	Italy	142,360,073	-	142,360,073	-
	Japan	512,613,844	-	512,613,844	-
	Netherlands	74,987,240	-	74,987,240	-
	Norway	21,369,860	-	21,369,860	-
	Russia	71,946,130	22,380	71,923,750	-
	South Africa	27,573,839	16,947,652	10,626,187	-
	South Korea	77,417,206	20,758,856	56,658,350	-
	Spain	23,365,668	-	23,365,668	-
	Sweden	22,658,875	-	22,658,875	-
	Switzerland	120,478,478	-	120,478,478	-
	Taiwan	18,988,638	-	18,988,638	-
	United Kingdom	282,453,104	21,569,697	260,883,407	-

	Total Common Stocks	1,916,573,329	119,332,866	1,797,240,463	-

	Exchange-Traded Fund	5,116,900	5,116,900	-	-
	Short-Term Investment	36,584,002	-	36,584,002	-

	Total	$1,968,366,596	$134,542,131	$1,833,824,465	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$77,898,534	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
10,092,365	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * Ω ±	84,900	$194,421

Total Rights (Cost $94,239)		194,421

COMMON STOCKS - 95.7%

Consumer, Non-Cyclical - 94.8%

Abbott Laboratories	262,700	15,740,984
AbbVie Inc	39,702	3,757,794
ACADIA Pharmaceuticals Inc *	42,500	954,975
Acceleron Pharma Inc *	41,400	1,618,740
Agios Pharmaceuticals Inc *	17,800	1,455,684
Alexion Pharmaceuticals Inc *	32,200	3,589,012
Alkermes PLC *	29,200	1,692,432
Allergan PLC	41,572	6,996,152
Alnylam Pharmaceuticals Inc *	55,400	6,598,140
Amedisys Inc *	45,800	2,763,572
AmerisourceBergen Corp	18,700	1,612,127
Amgen Inc	43,319	7,385,023
Amicus Therapeutics Inc *	24,465	367,954
AnaptysBio Inc *	1,700	176,936
Anthem Inc	34,000	7,469,800
Apellis Pharmaceuticals Inc *	16,849	372,531
Aquinox Pharmaceuticals Inc * (Canada)	18,158	255,665
Arena Pharmaceuticals Inc *	24,552	969,804
Argenx SE ADR * (Netherlands)	5,128	412,496
ARMO BioSciences Inc *	11,993	448,658
Assembly Biosciences Inc *	1,800	88,452
AstraZeneca PLC (United Kingdom)	71,462	4,912,387
AstraZeneca PLC ADR (United Kingdom)	71,600	2,503,852
Avexis Inc *	12,535	1,549,075
Baxter International Inc	123,100	8,006,424
Becton Dickinson & Co	18,781	4,069,843
Biogen Inc *	31,988	8,758,954
Biohaven Pharmaceutical Holding Co Ltd *	8,174	210,562
BioMarin Pharmaceutical Inc *	32,400	2,626,668
Bluebird Bio Inc *	2,500	426,875
Blueprint Medicines Corp *	4,000	366,800
Boston Scientific Corp *	397,688	10,864,836
Bristol-Myers Squibb Co	88,448	5,594,336
Celgene Corp *	17,300	1,543,333
Centene Corp *	44,600	4,766,402
Cigna Corp	57,600	9,661,824
Clementia Pharmaceuticals Inc * (Canada)	11,974	181,406
Cytokinetics Inc *	13,100	94,320
DaVita Inc *	62,700	4,134,438
Edwards Lifesciences Corp *	35,200	4,911,104
Eli Lilly & Co	78,000	6,034,860
Galapagos NV ADR * (Belgium)	6,600	658,416
Gilead Sciences Inc	88,100	6,641,859
Global Blood Therapeutics Inc *	6,150	297,045
Halozyme Therapeutics Inc *	48,100	942,279
HCA Healthcare Inc	20,491	1,987,627
HealthEquity Inc *	14,700	889,938
Hologic Inc *	50,400	1,882,944
Humana Inc	32,500	8,736,975
Incyte Corp *	18,000	1,499,940
InflaRx NV * (Germany)	33,941	978,859
Insmed Inc *	78,081	1,758,384
Intercept Pharmaceuticals Inc *	3,000	184,560
Intuitive Surgical Inc *	13,200	5,449,356
iRhythm Technologies Inc *	17,739	1,116,670
Johnson & Johnson	51,800	6,638,170
Masimo Corp *	39,775	3,498,211

	Shares	Value
McKesson Corp	16,600	$2,338,442
Medtronic PLC	184,358	14,789,199
Merck & Co Inc	78,666	4,284,937
Merck KGaA (Germany)	32,700	3,137,496
Molina Healthcare Inc *	13,100	1,063,458
Myovant Sciences Ltd *	33,183	705,802
Nektar Therapeutics *	8,500	903,210
Neurocrine Biosciences Inc *	10,400	862,472
Nevro Corp *	28,500	2,470,095
Novartis AG ADR (Switzerland)	49,200	3,977,820
Novo Nordisk AS ADR (Denmark)	116,100	5,717,925
Ovid therapeutics Inc *	5,196	36,736
Pfizer Inc	463,721	16,457,458
Quest Diagnostics Inc	86,400	8,665,920
Reata Pharmaceuticals Inc ‘A’ *	6,924	142,011
Regeneron Pharmaceuticals Inc *	5,675	1,954,243
ResMed Inc	37,200	3,663,084
Sage Therapeutics Inc *	20,069	3,232,514
Sanofi (France)	24,200	1,941,809
Sanofi ADR (France)	59,700	2,392,776
Sarepta Therapeutics Inc *	49,096	3,637,523
Seattle Genetics Inc *	42,700	2,234,918
Service Corp International	59,700	2,253,078
Spark Therapeutics Inc *	10,470	697,197
Spectrum Pharmaceuticals Inc *	64,300	1,034,587
Stryker Corp	91,700	14,756,364
Syndax Pharmaceuticals Inc *	18,086	257,364
Teladoc Inc *	43,000	1,732,900
Teleflex Inc	8,900	2,269,322
TESARO Inc *	20,657	1,180,341
The Cooper Cos Inc	5,617	1,285,226
The Medicines Co *	21,500	708,210
Theravance Biopharma Inc * (Cayman)	5,400	130,950
Thermo Fisher Scientific Inc	27,800	5,739,588
Ultragenyx Pharmaceutical Inc *	24,800	1,264,552
UnitedHealth Group Inc	140,301	30,024,414
Universal Health Services Inc ‘B’	19,000	2,249,790
Varian Medical Systems Inc *	19,300	2,367,145
Vertex Pharmaceuticals Inc *	39,100	6,372,518
WellCare Health Plans Inc *	7,400	1,432,862
Wuxi Biologics Cayman Inc * ~ (China)	139,500	1,357,626
Zoetis Inc	67,800	5,661,978

		356,492,323

Industrial - 0.9%

Agilent Technologies Inc	52,500	3,512,250

Total Common Stocks (Cost $307,031,064)		360,004,573

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $16,646,516; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $16,979,960)	$16,645,998	$16,645,998

Total Short-Term Investment (Cost $16,645,998)		16,645,998

TOTAL INVESTMENTS - 100.2% (Cost $323,771,301)		376,844,992

DERIVATIVES - (0.1%)
(See Note (c) in Notes to Schedule of Investments)		(366,092)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(537,430)

NET ASSETS - 100.0%		$375,941,470

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	23.3%
Medical-Biomedical/Gene	17.8%
Medical-HMO	16.8%
Medical Products	13.5%
Medical Instruments	10.5%
Others (each less than 3.0%)	13.9%

	95.8%
Short-Term Investment	4.4%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	An investment with a value of $194,421 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
CHF	3,686,648	USD	3,880,786	04/18	CBA	$-	($22,320)
EUR	132,476	USD	162,932	04/18	ANZ	152	-
EUR	3,248,158	USD	4,012,193	04/18	CBA	-	(13,549)
USD	64,820	CHF	63,300	04/18	HSB	-	(1,430)
USD	5,859,876	CHF	5,722,400	04/18	NAB	-	(129,218)
USD	7,754,454	EUR	6,461,300	04/18	BOA	-	(199,727)

Total Forward Foreign Currency Contracts						$152	($366,244)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$194,421	$-	$-	$194,421
	Common Stocks
	Consumer, Non-Cyclical	356,492,323	345,143,005	11,349,318	-
	Industrial	3,512,250	3,512,250	-	-

	Total Common Stocks	360,004,573	348,655,255	11,349,318	-

	Short-Term Investment	16,645,998	-	16,645,998	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	152	-	152	-

	Total Assets	376,845,144	348,655,255	27,995,468	194,421

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(366,244)	-	(366,244)	-

	Total Liabilities	(366,244)	-	(366,244)	-

	Total	$376,478,900	$348,655,255	$27,629,224	$194,421

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer, Cyclical - 0.5%

Hilton Worldwide Holdings Inc	26,747	$2,106,594

Financial - 98.5%

Alexandria Real Estate Equities Inc REIT	28,069	3,505,537
American Homes 4 Rent ‘A’ REIT	483,780	9,714,302
Apartment Investment & Management Co ‘A’ REIT	43,350	1,766,513
AvalonBay Communities Inc REIT	68,040	11,189,858
Blackstone Mortgage Trust Inc ‘A’ REIT	74,520	2,341,418
Boston Properties Inc REIT	270,648	33,349,247
Brandywine Realty Trust REIT	117,656	1,868,377
Brixmor Property Group Inc REIT	496,945	7,578,411
Camden Property Trust REIT	111,208	9,361,489
Chesapeake Lodging Trust REIT	115,948	3,224,514
Cousins Properties Inc REIT	294,332	2,554,802
CubeSmart REIT	244,955	6,907,731
DCT Industrial Trust Inc REIT	163,144	9,191,533
DDR Corp REIT	76,660	561,918
Digital Realty Trust Inc REIT	44,300	4,668,334
Douglas Emmett Inc REIT	37,903	1,393,314
Duke Realty Corp REIT	134,134	3,551,868
Education Realty Trust Inc REIT	104,420	3,419,755
Equity Residential REIT	275,477	16,974,893
Essex Property Trust Inc REIT	27,214	6,549,866
Federal Realty Investment Trust REIT	10,198	1,184,090
Forest City Realty Trust Inc ‘A’ REIT	107,240	2,172,682
Gaming & Leisure Properties Inc REIT	116,399	3,895,875
GGP Inc REIT	801,930	16,407,488
HCP Inc REIT	464,927	10,800,254
Healthcare Realty Trust Inc REIT	294,578	8,162,756
Healthcare Trust of America Inc ‘A’ REIT	147,412	3,899,047
Host Hotels & Resorts Inc REIT	418,153	7,794,372
Hudson Pacific Properties Inc REIT	154,079	5,012,190
Invitation Homes Inc REIT	14,943	341,149
JBG SMITH Properties REIT	163,331	5,505,888
Kilroy Realty Corp REIT	102,368	7,264,033
Kimco Realty Corp REIT	146,748	2,113,171
LaSalle Hotel Properties REIT	272,337	7,900,496
Liberty Property Trust REIT	44,626	1,772,991
Life Storage Inc REIT	72,556	6,059,877
Mack-Cali Realty Corp REIT	422,968	7,067,795
Mid-America Apartment Communities Inc REIT	40,420	3,687,921
National Retail Properties Inc REIT	72,842	2,859,777
Paramount Group Inc REIT	434,982	6,194,144
Pennsylvania REIT	119,769	1,155,771
Prologis Inc REIT	207,058	13,042,583
Public Storage REIT	51,169	10,253,756
QTS Realty Trust Inc ‘A’ REIT	144,285	5,226,003
Regency Centers Corp REIT	176,228	10,393,927
Rexford Industrial Realty Inc REIT	124,111	3,573,156
RLJ Lodging Trust REIT	165,000	3,207,600

	Shares	Value
Simon Property Group Inc REIT	323,670	$49,958,465
SL Green Realty Corp REIT	278,611	26,977,903
Starwood Property Trust Inc REIT	90,400	1,893,880
Taubman Centers Inc REIT	94,359	5,369,971
The Macerich Co REIT	158,986	8,906,396
Tier REIT Inc	84,460	1,560,821
UDR Inc REIT	96,462	3,435,976
Ventas Inc REIT	116,994	5,794,713
Vornado Realty Trust REIT	408,882	27,517,759
Welltower Inc REIT	92,604	5,040,436

		433,078,792

Total Common Stocks (Cost $452,607,733)		435,185,386

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $2,568,413; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $2,620,838)	$2,568,333	2,568,333

Total Short-Term Investment (Cost $2,568,333)		2,568,333

TOTAL INVESTMENTS - 99.6% (Cost $455,176,066)		437,753,719

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,901,792

NET ASSETS - 100.0%		$439,655,511

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by real estate sector as a percentage of net assets was as follows:

REITS-Office Property	22.7%
REITS-Regional Malls	18.6%
REITS-Apartments	15.1%
REITS-Diversified	10.1%
REITS-Health Care	7.7%
REITS-Warehouse/Industrial	7.4%
REITS-Storage	5.3%
REITS-Hotels	5.0%
REITS-Shopping Centers	5.0%
Others (each less than 3.0%)	2.1%

99.0%
Short-Term Investment	0.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$435,185,386	$435,185,386	$-	$-
	Short-Term Investment	2,568,333	-	2,568,333	-

	Total	$437,753,719	$435,185,386	$2,568,333	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Communications - 33.6%

Alibaba Group Holding Ltd ADR * (China)	18,522	$3,399,528
Alphabet Inc ‘A’ *	13,173	13,662,245
Altice USA Inc ‘A’ *	39,697	733,601
Amazon.com Inc *	6,421	9,293,370
Booking Holdings Inc *	382	794,709
Comcast Corp ‘A’	35,963	1,228,856
Facebook Inc ‘A’ *	71,329	11,397,661
GoDaddy Inc ‘A’ *	21,003	1,290,004
iQIYI Inc ADR * (China)	61,683	1,058,048
Match Group Inc *	17,082	759,124
Netflix Inc *	13,686	4,042,160
Rapid7 Inc *	29,242	747,718
RingCentral Inc ‘A’ *	13,229	840,041
Switch Inc ‘A’	18,802	299,140
Zendesk Inc *	11,179	535,139

		50,081,344

Consumer, Non-Cyclical - 7.6%

Bio-Techne Corp	1,502	226,862
FleetCor Technologies Inc *	6,899	1,397,047
Global Payments Inc	21,624	2,411,508
Grand Canyon Education Inc *	11,543	1,211,092
IHS Markit Ltd *	18,213	878,595
PayPal Holdings Inc *	34,095	2,586,788
Total System Services Inc	14,399	1,242,058
TransUnion *	15,483	879,125
Verisk Analytics Inc *	4,069	423,176

		11,256,251

Financial - 8.8%

Mastercard Inc ‘A’	23,994	4,202,789
Nasdaq Inc	18,666	1,609,383
Pagseguro Digital Ltd ‘A’ * (Brazil)	28,032	1,074,186
TD Ameritrade Holding Corp	15,666	927,897
Visa Inc ‘A’	43,841	5,244,260

		13,058,515

Industrial - 4.4%

Amphenol Corp ‘A’	16,790	1,446,123
FLIR Systems Inc	14,562	728,246
Harris Corp	8,280	1,335,398
Northrop Grumman Corp	3,577	1,248,802
TE Connectivity Ltd	17,484	1,746,652

		6,505,221

Technology - 44.6%

Activision Blizzard Inc	26,990	1,820,745
Adobe Systems Inc *	28,546	6,168,220
Apple Inc	20,676	3,469,019
Applied Materials Inc	42,383	2,356,919
Autodesk Inc *	12,660	1,589,843
Broadcom Ltd	16,818	3,963,162
CACI International Inc ‘A’ *	7,780	1,177,503
Cognizant Technology Solutions Corp ‘A’	38,696	3,115,028
Constellation Software Inc (Canada)	2,073	1,406,538
Dropbox Inc ‘A’ *	27,207	850,219
DXC Technology Co	59,295	5,960,926
Electronic Arts Inc *	17,091	2,072,113
EPAM Systems Inc *	9,994	1,144,513
Fidelity National Information Services Inc	25,202	2,426,953
First Data Corp ‘A’ *	51,918	830,688
Fiserv Inc *	24,350	1,736,399
Leidos Holdings Inc	15,471	1,011,803
Microchip Technology Inc	37,544	3,430,020
Microsemi Corp *	5,506	356,348
Microsoft Corp	67,900	6,197,233

	Shares	Value
New Relic Inc *	12,101	$896,926
NVIDIA Corp	3,221	745,951
Presidio Inc *	110,583	1,729,518
PTC Inc *	15,334	1,196,205
Red Hat Inc *	9,042	1,351,870
salesforce.com Inc *	52,969	6,160,295
ServiceNow Inc *	8,932	1,477,799
Silicon Laboratories Inc *	8,056	724,234
Take-Two Interactive Software Inc *	11,519	1,126,328

		66,493,318

Total Common Stocks (Cost $107,989,036)		147,394,649

	Principal Amount

SHORT-TERM INVESTMENTS - 2.0%

U.S. Government Agency Issues - 2.0%

Federal Home Loan Bank
1.115% due 04/02/18	$1,043,000	1,043,000
1.217% due 04/02/18	1,975,000	1,975,000

		3,018,000

Total Short-Term Investments (Cost $3,017,902)		3,018,000

TOTAL INVESTMENTS - 101.0% (Cost $111,006,938)		150,412,649

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(1,473,620)

NET ASSETS - 100.0%		$148,939,029

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	11.6%
Internet Content-Entertainment	10.4%
Computer Services	9.5%
Web Portals/ISP	9.2%
E-Commerce/Products	8.5%
Finance-Credit Card	7.1%
Commercial Services-Finance	6.3%
Electronic Components-Semiconductor	6.2%
Electronic Forms	4.1%
Entertainment Software	3.4%
Data Processing/Management	3.3%
Others (each less than 3.0%)	19.4%

	99.0%
Short-Term Investments	2.0%
Other Assets & Liabilities, Net	(1.0%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$147,394,649	$147,394,649	$-	$-
	Short-Term Investments	3,018,000	-	3,018,000	-

	Total	$150,412,649	$147,394,649	$3,018,000	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.8%

Germany - 8.5%

Kreditanstalt fuer Wiederaufbau
0.875% due 04/19/18	$36,500,000	$36,484,126
1.000% due 06/11/18	10,000,000	9,982,582
4.500% due 07/16/18	35,000,000	35,243,775

		81,710,483

Multi-National - 29.3%

Asian Development Bank
0.875% due 04/26/18	35,000,000	34,971,636
1.125% due 06/05/18	10,000,000	9,986,358
1.750% due 09/11/18	10,000,000	9,983,565
1.828% (USD LIBOR + 0.020%) due 06/18/18 §	24,000,000	23,997,196
European Investment Bank
1.000% due 06/15/18	30,000,000	29,927,997
1.250% due 05/15/18	30,700,000	30,675,671
Inter-American Development Bank
1.912% (USD LIBOR + 0.040%) due 11/26/18 §	20,000,000	19,996,703
2.101% (USD LIBOR + 0.030%) due 09/12/18 §	10,000,000	9,996,862
International Bank for Reconstruction & Development
1.000% due 10/05/18	20,000,000	19,899,680
1.375% due 04/10/18	30,000,000	29,996,070
International Finance Corp
0.875% due 06/15/18	10,000,000	9,978,099
1.250% due 11/27/18	21,000,000	20,875,083
1.750% due 09/04/18	20,000,000	19,970,529
1.764% (USD LIBOR + 0.060%) due 01/09/19 §	11,500,000	11,504,417

		281,759,866

Total Corporate Bonds & Notes (Cost $363,754,144)		363,470,349

U.S. TREASURY OBLIGATIONS - 6.4%

U.S. Treasury Notes - 6.4%

1.000% due 09/15/18	62,100,000	61,857,765

Total U.S. Treasury Obligations (Cost $61,995,579)		61,857,765

FOREIGN GOVERNMENT BONDS & NOTES - 25.5%

Canada - 5.9%

Canadian Government 0.500% due 02/01/19	CAD 74,000,000	56,934,653

France - 5.1%

French Republic Government OAT 1.000% due 05/25/18 ~	EUR 39,400,000	48,584,192

Germany - 6.2%

Bundesrepublik Deutschland Bundesanleihe 3.750% due 01/04/19 ~	47,000,000	59,796,931

Norway - 2.1%

Kommunalbanken AS 1.125% due 05/23/18 ~	$20,000,000	19,977,680

	Principal Amount	Value

United Kingdom - 6.2%

United Kingdom Gilt 1.250% due 07/22/18 ~	GBP 42,100,000	$59,203,365

Total Foreign Government Bonds & Notes (Cost $240,419,830)		244,496,821

SHORT-TERM INVESTMENTS - 29.7%

Repurchase Agreement - 22.4%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $215,510,971; collateralized by Freddie Mac: 2.375% due 02/16/21 and value $78,359,695; and U.S. Treasury Notes: 1.125% - 3.125% due 05/15/21 - 09/30/21 and value $141,457,231)	$215,504,266	215,504,266

U.S. Treasury Bills - 7.3%

1.442% due 05/10/18	20,000,000	19,965,746
1.468% due 04/05/18	30,000,000	29,995,948
1.666% due 08/09/18 ‡	20,000,000	19,869,227

		69,830,921

Total Short-Term Investments (Cost $285,351,056)		285,335,187

TOTAL INVESTMENTS - 99.4% (Cost $951,520,609)		955,160,122

DERIVATIVES - 1.4%
(See Notes (b) through (d) in Notes to Schedule of Investments)		14,073,532

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(8,052,010)

NET ASSETS - 100.0%		$961,181,644

Notes to Schedule of Investments

(a)	As of March 31, 2018, investments with a total aggregate values of $6,051,173 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency and option contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AUD	99,025,000	USD	75,904,643	04/18	JPM	$150,665	$-
AUD	139,032,067	USD	107,749,157	06/18	ANZ	-	(953,370)
AUD	40,888,435	USD	31,798,691	06/18	BRC	-	(390,738)
AUD	80,152,890	USD	62,334,662	06/18	CIT	-	(766,197)
CAD	21,730,000	USD	16,912,309	04/18	SSB	-	(39,784)
CAD	23,123,774	USD	18,007,192	06/18	GSC	-	(36,982)
CAD	47,681,694	USD	37,010,610	06/18	JPM	44,328	-
CAD	26,000,036	USD	20,237,113	06/18	RBC	-	(31,671)
CAD	47,661,893	USD	37,010,610	06/18	RBC	28,941	-
CHF	5,225,600	USD	5,485,716	06/18	GSC	9,666	-
CHF	195,063,054	USD	209,589,717	06/18	JPM	-	(4,456,126)
CLP	2,951,500,000	USD	4,883,759	04/18	CSF	4,083	-
COP	430,987,968,516	USD	151,343,330	04/18	BRC	2,871,822	-
EUR	9,199,810	USD	11,393,615	06/18	BRC	-	(20,646)
EUR	46,112,908	USD	57,525,853	06/18	GSC	-	(520,254)
EUR	6,065,000	USD	7,494,096	06/18	GSC	3,565	-
EUR	50,087,419	USD	62,033,017	06/18	JPM	-	(114,058)
EUR	43,308,237	USD	53,983,718	06/18	SCB	-	(445,303)
GBP	11,750,000	USD	16,617,972	04/18	BRC	-	(121,555)
GBP	23,196,253	USD	32,372,572	06/18	BRC	257,509	-
GBP	56,366,741	USD	78,761,957	06/18	GSC	528,924	-
GBP	96,676,867	USD	134,390,663	06/18	JPM	1,604,318	-
GBP	26,224,637	USD	37,016,338	06/18	RBC	-	(126,240)
GBP	68,211,927	USD	94,607,215	06/18	SSB	1,346,245	-
INR	4,921,290,000	USD	75,373,553	04/18	GSC	147,651	-
JPY	23,904,900,000	USD	223,687,904	04/18	JPM	1,191,001	-
JPY	7,045,234,595	USD	67,097,153	06/18	BRC	-	(603,870)
JPY	6,635,432,003	USD	63,688,938	06/18	GSC	-	(1,063,393)
JPY	14,464,933,857	USD	137,799,071	06/18	JPM	-	(1,278,288)
JPY	3,284,086,413	USD	31,518,959	06/18	SCB	-	(523,584)
KRW	8,771,000,000	USD	8,211,009	04/18	CSF	48,410	-
MXN	5,747,640,000	USD	307,822,401	04/18	BRC	7,509,374	-
MYR	286,631,000	USD	73,185,497	04/18	GSC	1,010,231	-
NOK	589,050,000	USD	76,052,297	04/18	GSC	-	(870,187)
NOK	304,969,226	USD	38,983,418	06/18	BRC	-	(1,119)
NOK	283,558,941	USD	36,732,936	06/18	JPM	-	(487,379)
NZD	18,110,000	USD	13,179,009	04/18	GSC	-	(91,227)
NZD	55,989,164	USD	40,412,418	06/18	ANZ	41,264	-
SEK	620,260,000	USD	75,505,829	04/18	JPM	-	(1,136,720)
USD	77,813,696	AUD	99,025,000	04/18	SSB	1,758,389	-
USD	126,604,508	AUD	163,724,923	06/18	ANZ	841,205	-
USD	67,228,703	AUD	87,210,923	06/18	GSC	238,696	-
USD	36,800,000	AUD	47,806,736	06/18	JPM	77,839	-
USD	31,360,642	AUD	40,682,405	06/18	SCB	110,949	-
USD	7,259,709	CAD	9,490,000	04/18	GSC	-	(108,918)
USD	283,254,221	CAD	364,010,000	04/18	SSB	614,196	-
USD	36,765,368	CAD	47,440,634	06/18	BRC	-	(102,235)
USD	30,135,722	CAD	39,388,293	06/18	JPM	-	(474,154)
USD	37,016,338	CAD	48,335,045	06/18	RBC	-	(546,341)
USD	43,395,015	CAD	56,744,059	06/18	SCB	-	(702,571)
USD	74,314,597	CHF	70,205,000	04/18	GSC	783,163	-
USD	108,846,708	CHF	101,260,963	06/18	BRC	2,357,936	-
USD	230,031,390	CHF	214,087,914	06/18	JPM	4,890,740	-
USD	5,580,640	CLP	3,401,400,000	04/18	CSF	-	(52,261)
USD	71,530,477	CLP	43,068,500,000	04/18	CSF	206,735	-
USD	73,641,145	COP	205,392,517,284	04/18	BRC	148,053	-
USD	8,852,723	COP	24,654,832,768	04/18	CSF	30,785	-
USD	112,326,044	EUR	90,875,000	04/18	SSB	382,289	-
USD	150,769,046	EUR	121,704,737	06/18	ANZ	315,481	-
USD	5,524,164	EUR	4,463,556	06/18	JPM	6,237	-
USD	150,901,501	EUR	121,816,772	06/18	SSB	309,437	-
USD	216,816,299	GBP	155,930,000	04/18	BRC	-	(2,101,689)
USD	36,755,737	GBP	26,260,100	06/18	BRC	-	(184,246)
USD	24,933,753	GBP	17,898,821	06/18	GSC	-	(244,450)
USD	20,237,113	GBP	14,596,458	06/18	RBC	-	(295,669)
USD	37,004,483	GBP	26,532,217	06/18	SCB	-	(318,286)
USD	1,275,751	GBP	919,440	06/18	SGN	-	(17,622)
USD	75,575,981	GBP	54,490,383	06/18	SSB	-	(1,075,434)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,145,123	JPY	1,280,900,000	04/18	JPM	$95,402	$-
USD	37,010,610	JPY	3,928,435,682	06/18	BRC	-	(66,166)
USD	31,798,691	JPY	3,351,639,240	06/18	BRC	165,749	-
USD	62,334,662	JPY	6,567,879,176	06/18	CIT	346,683	-
USD	63,741,607	JPY	6,739,972,426	06/18	GSC	129,404	-
USD	38,610,554	JPY	4,052,996,201	06/18	JPM	358,169	-
USD	53,983,719	JPY	5,711,121,178	06/18	SCB	81,866	-
USD	225,967,167	KRW	240,881,000,000	04/18	SSB	-	(864,102)
USD	95,815,000	MXN	1,762,459,436	04/18	MSC	-	(878,506)
USD	141,415,187	NOK	1,102,752,057	06/18	BRC	457,324	-
USD	230,108,577	NZD	314,230,000	04/18	GSC	3,020,019	-
USD	94,001,475	NZD	130,233,828	06/18	ANZ	-	(95,983)
USD	36,677,646	NZD	51,112,686	06/18	GSC	-	(252,650)
USD	21,488,610	NZD	29,760,350	06/18	SGN	-	(14,048)
USD	11,393,615	SEK	93,156,068	06/18	BRC	184,207	-
USD	101,766,400	SEK	833,278,437	06/18	JPM	1,498,556	-
USD	75,759,421	SGD	99,510,000	04/18	SSB	-	(165,393)

Total Forward Foreign Currency Contracts						$36,207,506	($22,639,415)

(c)	Purchased options outstanding as of March 31, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - JPY versus USD	JPY 104.50	04/09/18	JPM	$715,061,500	$5,897,112	$541,302
Put - CHF versus GBP	CHF 1.23	07/31/18	CIT	GBP 163,456,050	1,244,692	505,441

					$7,141,804	$1,046,743

Total Purchased Options					$7,141,804	$1,046,743

(d)	Premiums received and value of written options outstanding as of March 31, 2018 were as follows:

Description Exercise Price		Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - JPY versus USD	JPY 104.50	04/09/18	GSC	$715,061,500	$2,938,903	($541,302)

Total Written Options					$2,938,903	($541,302)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$363,470,349	$-	$363,470,349	$-
	U.S. Treasury Obligations	61,857,765	-	61,857,765	-
	Foreign Government Bonds & Notes	244,496,821	-	244,496,821	-
	Short-Term Investments	285,335,187	-	285,335,187	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	36,207,506	-	36,207,506	-
	Purchased Options	1,046,743	-	1,046,743	-

	Total Foreign Currency Contracts	37,254,249	-	37,254,249	-

	Total Assets	992,414,371	-	992,414,371	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(22,639,415)	-	(22,639,415)	-
	Written Options	(541,302)	-	(541,302)	-

	Total Foreign Currency Contracts	(23,180,717)	-	(23,180,717)	-

	Total Liabilities	(23,180,717)	-	(23,180,717)	-

	Total	$969,233,654	$-	$969,233,654	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Floating Rate Income Portfolio ‘P’ *	35,398	$420,610
Inflation Managed Portfolio ‘P’ *	19,738	233,807
Emerging Markets Debt Portfolio ‘P’ *	55,837	701,595
Emerging Markets Portfolio ‘P’ *	16,582	328,949
International Small-Cap Portfolio ‘P’ *	20,905	328,696
Real Estate Portfolio ‘P’ *	6,169	143,265
Currency Strategies Portfolio ‘P’ *	80,961	935,445
Equity Long/Short Portfolio ‘P’ *	34,261	514,834
Global Absolute Return Portfolio ‘P’ *	88,898	1,075,971

Total Affiliated Mutual Funds (Cost $4,369,602)		4,683,172

TOTAL INVESTMENTS - 100.3% (Cost $4,369,602)		4,683,172

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(12,677)

NET ASSETS - 100.0%		$4,670,495

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$4,683,172	$4,683,172	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 82.9%

Money Market Funds - 20.8%

BlackRock Liquidity Funds T-Fund Portfolio	145,846,039	$145,846,039
Dreyfus Treasury Cash Management	145,846,039	145,846,039

		291,692,078

	Principal Amount

Repurchase Agreement - 13.8%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $194,467,435; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $198,352,271)	$194,461,385	194,461,385

U.S. Treasury Bills - 48.3%

1.260% due 04/19/18 ‡	42,046,000	42,013,661
1.265% due 04/19/18 ‡	214,144,000	213,979,295
1.265% due 04/26/18 ‡	490,000	489,481
1.270% due 04/26/18 ‡	258,348,000	258,074,151
1.916% due 09/20/18	167,000,000	165,515,631

		680,072,219

Total Short-Term Investments (Cost $1,166,304,898)		1,166,225,682

TOTAL INVESTMENTS - 82.9% (Cost $1,166,304,898)		1,166,225,682

DERIVATIVES - 3.4%
(See Notes (b) through (d) in Notes to Schedule of Investments)		47,841,251

OTHER ASSETS & LIABILITIES, NET - 13.7%		193,062,479

NET ASSETS - 100.0%		$1,407,129,412

Notes to Schedule of Investments

(a)	As of March 31, 2018, $210,267,050 in cash, and investments with a total aggregate value of $126,636,407 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	04/18	94	$12,245,887	$12,213,936	($31,951)
CAC 40 Index	04/18	439	28,084,718	27,842,929	(241,789)
DAX Index	06/18	62	23,315,310	23,114,274	(201,036)
FTSE 100 Index	06/18	428	42,214,234	41,994,871	(219,363)
FTSE MIB Index	06/18	10	1,371,597	1,350,603	(20,994)
Hang Seng Index	04/18	34	6,558,966	6,509,177	(49,789)
IBEX 35 Index	04/18	63	7,444,424	7,419,512	(24,912)
OMX Index	04/18	564	10,431,338	10,294,091	(137,247)
S&P 500 E-Mini Index	06/18	2,950	402,342,935	389,842,500	(12,500,435)
S&P/TSE 60 Index	06/18	131	18,512,146	18,424,496	(87,650)
SGX MSCI Index	04/18	74	2,181,045	2,224,826	43,781
SPI 200 Index	06/18	144	16,346,388	15,859,920	(486,468)
TOPIX Index	06/18	351	54,975,658	56,622,480	1,646,822

Total Futures Contracts					($12,311,031)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
AUD	9,226,000	USD	7,188,007	06/18	CIT	$-	($100,668)
AUD	13,839,000	USD	10,782,023	06/18	JPM	-	(151,015)
CAD	6,615,900	USD	5,196,737	06/18	CIT	-	(54,041)
CAD	5,394,900	USD	4,184,489	06/18	CIT	9,097	-
CAD	9,923,850	USD	7,795,116	06/18	JPM	-	(81,071)
CAD	8,092,350	USD	6,276,741	06/18	JPM	13,636	-
CHF	7,725,200	USD	8,276,379	06/18	CIT	-	(143,045)
CHF	11,587,800	USD	12,414,584	06/18	JPM	-	(214,583)
DKK	11,460,800	USD	1,917,086	06/18	CIT	-	(14,522)
DKK	17,191,200	USD	2,875,632	06/18	JPM	-	(21,787)
EUR	24,969,084	USD	31,104,725	06/18	CIT	-	(206,886)
EUR	2,965,714	USD	3,648,791	06/18	CIT	21,113	-
EUR	37,453,630	USD	46,657,150	06/18	JPM	-	(310,388)
EUR	4,448,572	USD	5,473,194	06/18	JPM	31,663	-
GBP	3,186,000	USD	4,540,690	06/18	CIT	-	(56,417)
GBP	9,589,600	USD	13,372,897	06/18	CIT	124,401	-
GBP	4,779,000	USD	6,811,043	06/18	JPM	-	(84,633)
GBP	14,384,400	USD	20,059,370	06/18	JPM	186,573	-
HKD	29,839,200	USD	3,821,661	06/18	CIT	-	(10,004)
HKD	44,758,800	USD	5,732,499	06/18	JPM	-	(15,013)
ILS	1,736,396	USD	501,311	06/18	CIT	-	(3,931)
ILS	2,604,604	USD	751,970	06/18	JPM	-	(5,899)
JPY	1,176,694,100	USD	11,236,570	06/18	CIT	-	(120,857)
JPY	1,557,900,300	USD	14,678,713	06/18	CIT	38,088	-
JPY	1,765,041,150	USD	16,854,877	06/18	JPM	-	(181,305)
JPY	2,336,850,450	USD	22,018,097	06/18	JPM	57,106	-
NOK	4,242,426	USD	548,489	06/18	CIT	-	(5,970)
NOK	1,433,570	USD	182,422	06/18	CIT	903	-
NOK	6,363,646	USD	822,735	06/18	JPM	-	(8,957)
NOK	2,150,358	USD	273,634	06/18	JPM	1,353	-
NZD	175,600	USD	128,282	06/18	CIT	-	(1,408)
NZD	93,200	USD	67,321	06/18	CIT	18	-
NZD	263,400	USD	192,423	06/18	JPM	-	(2,112)
NZD	139,800	USD	100,981	06/18	JPM	26	-
SEK	22,790,002	USD	2,802,405	06/18	CIT	-	(57,369)
SEK	34,184,998	USD	4,203,680	06/18	JPM	-	(86,128)
SGD	1,568,400	USD	1,193,776	06/18	CIT	4,579	-
SGD	2,352,600	USD	1,790,666	06/18	JPM	6,866	-
USD	176,313	AUD	226,800	06/18	CIT	2,087	-
USD	264,470	AUD	340,200	06/18	JPM	3,131	-
USD	130,348	CHF	121,200	06/18	CIT	2,745	-
USD	195,521	CHF	181,800	06/18	JPM	4,117	-
USD	618,527	EUR	495,200	06/18	CIT	5,745	-
USD	927,790	EUR	742,800	06/18	JPM	8,617	-
USD	380,832	GBP	273,600	06/18	CIT	-	(4,258)
USD	571,247	GBP	410,400	06/18	JPM	-	(6,388)
USD	43,131	HKD	336,800	06/18	CIT	108	-
USD	64,696	HKD	505,200	06/18	JPM	162	-
USD	980,375	JPY	103,408,400	06/18	CIT	3,521	-
USD	1,468,473	JPY	155,112,600	06/18	JPM	3,192	-
USD	6,078	NZD	8,400	06/18	CIT	8	-
USD	9,116	NZD	12,600	06/18	JPM	13	-

Total Forward Foreign Currency Contracts						$528,868	($1,948,655)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(d)	Swap agreements outstanding as of March 31, 2018 were as follows:

Total Return Basket Swaps

Counter- party	Payment Frequency	Currency	Expiration Date(s) (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities	Percentage of Total Net Value
GSC	M	USD	12/21/20 - 12/22/20	$1,244,949,836	($1,104,366,852)	$23,651,065	($2,710,503)	$166,944,552	84.8%
JPM	M	AUD	08/13/18 - 04/29/19	21,566,424	(20,263,107)	(1,088,609)	47,436	167,272	0.1%
JPM	M	GBP	08/13/18 - 04/29/19	108,407,183	(117,974,644)	9,730,401	213,388	(50,448)	(0.0%)
JPM	M	HKD	08/13/18 - 04/29/19	11,203,104	(11,494,637)	258,570	125,579	(158,542)	(0.1%)
JPM	M	SGD	08/13/18 - 02/26/19	2,448,063	(2,341,450)	(110,648)	8,240	(12,275)	(0.0%)
MSC	M	CAD	05/02/19	40,257,782	(49,636,667)	9,787,349	1,084,252	(675,788)	(0.3%)
MSC	M	CHF	05/02/19	29,521,334	(28,014,332)	(788,133)	178,812	540,057	0.3%
MSC	M	EUR	05/02/19	275,740,365	(266,165,092)	16,981,362	1,423,002	25,133,633	12.8%
MSC	M	JPY	05/07/18	178,907,918	(181,560,354)	2,810,657	(1,126,841)	1,285,062	0.6%
MSC	M	DKK	05/01/19	19,265,996	(18,823,441)	(228,962)	524,044	(310,451)	(0.2%)
MSC	M	NOK	05/02/19	8,537,551	(6,434,560)	1,472,487	89,892	3,485,586	1.8%
MSC	M	SEK	05/02/19	23,661,473	(23,027,815)	(698,849)	(515,864)	450,673	0.2%

				$1,964,467,029	($1,830,102,951)	$61,776,690	($658,563)	$196,799,331	100.0%

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees, Including Cash, includes the gains (losses) realized within the swap when the swap resets.

Description	Counterparty	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR (1.880% as of 03/31/18) and the 1-Day USD Federal Funds (1.680% as of 03/31/18) plus or minus a specified spread (rates range from (3.850%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	12/21/20- 12/22/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

United Kingdom

Janus Henderson Group PLC	17,782	$588,406

United States

AbbVie Inc	85,812	8,122,106
Accenture PLC ‘A’	43,934	6,743,869
Activision Blizzard Inc	10,682	720,608
Adient PLC	9,992	597,122
Adobe Systems Inc	57,617	12,449,881
Aflac Inc	354,212	15,500,317
AGCO Corp	10,070	653,039
Agilent Technologies Inc	18,336	1,226,678
Air Products & Chemicals Inc	12,936	2,057,212
Akamai Technologies Inc	52,441	3,722,262
Alaska Air Group Inc	20,464	1,267,949
Alcoa Corp	122,970	5,528,731
Alexion Pharmaceuticals Inc	14,815	1,651,280
Align Technology Inc	10,648	2,674,032
Alphabet Inc ‘A’	1,836	1,904,189
Amazon.com Inc	5,635	8,155,761
Amdocs Ltd	3,505	233,854
AMERCO	1,743	601,509
American Eagle Outfitters Inc	12,919	257,476
American Electric Power Co Inc	28,667	1,966,270
American Financial Group Inc	2,102	235,886
Ameriprise Financial Inc	49,162	7,273,026
Amgen Inc	61,990	10,568,055
Anadarko Petroleum Corp	24,759	1,495,691

Referenced Entity	Shares	Value
ANSYS Inc	2,750	$430,897
Antero Resources Corp	49,796	988,451
Anthem Inc	17,852	3,922,084
Apple Inc	98,911	16,595,288
Applied Materials Inc	188,908	10,505,174
Archer-Daniels-Midland Co	6,508	282,252
Arista Networks Inc	7,911	2,019,678
Armstrong World Industries Inc	11,241	632,868
Arrow Electronics Inc	78,331	6,033,054
Assurant Inc	4,876	445,715
Assured Guaranty Ltd	253,323	9,170,293
Athene Holding Ltd	72,480	3,465,269
AutoZone Inc	4,954	3,213,610
Avnet Inc	81,217	3,391,622
Axis Capital Holdings Ltd	7,827	450,600
Bank of America Corp	140,026	4,199,380
Baxter International Inc	97,818	6,362,083
Best Buy Co Inc	116,419	8,148,166
BGC Partners Inc ‘A’	44,100	593,145
Bio-Rad Laboratories Inc ‘A’	2,965	741,487
Biogen Inc	59,287	16,233,966
BlackRock Inc	14,287	7,739,554
Booking Holdings Inc	235	488,892
Booz Allen Hamilton Holding Corp	13,091	506,884
Boston Scientific Corp	15,055	411,303
Bristol-Myers Squibb Co	15,552	983,664
Broadcom Ltd	7,001	1,649,786
Bruker Corp	123,980	3,709,482
Brunswick Corp	94,738	5,626,490
Burlington Stores Inc	37,199	4,953,047
BWX Technologies Inc	34,974	2,221,898
Cabot Corp	52,396	2,919,505

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Cabot Oil & Gas Corp	74,279	$1,781,210
Cadence Design Systems Inc	66,537	2,446,565
Carnival Corp	77,854	5,105,665
Carter’s Inc	23,939	2,492,050
Caterpillar Inc	1,860	274,127
CDK Global Inc	3,286	208,135
CDW Corp	61,859	4,349,306
Celanese Corp ‘A’	34,282	3,435,399
Celgene Corp	168,807	15,059,272
Centene Corp	16,432	1,756,088
Cerner Corp	36,279	2,104,182
Charles River Laboratories International Inc	71,594	7,641,944
Cigna Corp	34,019	5,706,347
Cimarex Energy Co	10,335	966,322
Cisco Systems Inc	198,700	8,522,243
Citigroup Inc	40,754	2,750,895
CME Group Inc	24,383	3,943,706
CNX Resources Corp	70,072	1,081,211
Cognizant Technology Solutions Corp ‘A’	24,555	1,976,677
Coherent Inc	7,231	1,355,089
Colgate-Palmolive Co	5,375	385,280
Comcast Corp ‘A’	227,559	7,775,691
CONSOL Energy Inc	27,946	809,596
Consolidated Edison Inc	101,656	7,923,069
Constellation Brands Inc ‘A’	59,565	13,576,055
Convergys Corp	53,143	1,202,095
Costco Wholesale Corp	9,734	1,834,178
Crane Co	30,529	2,831,259
Cummins Inc	23,522	3,812,681
Curtiss-Wright Corp	25,949	3,504,931
Dana Inc	132,264	3,407,121
Danaher Corp	6,691	655,116
Darden Restaurants Inc	60,918	5,193,259
Deckers Outdoor Corp	34,161	3,075,515
Deere & Co	6,265	973,080
Delphi Technologies PLC	19,983	952,190
Delta Air Lines Inc	132,143	7,242,758
DENTSPLY SIRONA Inc	4,678	235,350
Devon Energy Corp	148,819	4,730,956
Dolby Laboratories Inc ‘A’	30,961	1,967,881
Dollar General Corp	14,590	1,364,894
DR Horton Inc	195,313	8,562,522
DXC Technology Co	79,310	7,973,034
Eaton Corp PLC	31,508	2,517,804
eBay Inc	139,270	5,604,225
Edwards Lifesciences Corp	1,766	246,392
Electronic Arts Inc	51,461	6,239,132
EMCOR Group Inc	20,495	1,597,175
Emerson Electric Co	13,970	954,151
EQT Corp	6,717	319,125
Esterline Technologies Corp	55,194	4,037,441
Everest Re Group Ltd	6,285	1,614,114
Exelixis Inc	260,483	5,769,698
Exelon Corp	549,622	21,440,754
Expedia Inc	3,453	381,246
Expeditors International of Washington Inc	34,345	2,174,038
F5 Networks Inc	13,689	1,979,566
Facebook Inc ‘A’	67,729	10,822,417
Federated Investors Inc	51,364	1,715,558
FedEx Corp	35,513	8,527,026
First American Financial Corp	3,515	206,260
First Solar Inc	103,403	7,339,545
Flex Ltd	134,605	2,198,100
FLIR Systems Inc	63,719	3,186,587
FNF Group	114,518	4,583,010
Foot Locker Inc	121,172	5,518,173
Fortinet Inc	4,520	242,182
Franklin Resources Inc	151,990	5,271,013
Freeport-McMoRan Inc	91,512	1,607,866
General Dynamics Corp	61,795	13,650,515
General Motors Co	105,514	3,834,379
Genpact Ltd	49,726	1,590,735

Referenced Entity	Shares	Value
Gentex Corp	32,975	$759,084
Gilead Sciences Inc	166,577	12,558,240
Globus Medical Inc	28,476	1,418,674
Graham Holdings Co ‘B’	1,692	1,019,007
Graphic Packaging Holding Co	15,533	238,432
Halliburton Co	81,936	3,846,076
Harris Corp	13,584	2,190,828
HCP Inc REIT	35,364	821,506
HD Supply Holdings Inc	132,494	5,026,822
Helmerich & Payne Inc	3,567	237,420
Herman Miller Inc	68,665	2,193,847
Hewlett Packard Enterprise Co	326,363	5,724,407
Hilton Grand Vacations Inc	45,278	1,947,860
Hilton Worldwide Holdings Inc	61,152	4,816,331
HollyFrontier Corp	24,215	1,183,145
Honeywell International Inc	74,764	10,804,146
HP Inc	56,460	1,237,603
Hubbell Inc	2,867	349,143
Humana Inc	27,828	7,481,001
Huntington Ingalls Industries Inc	38,390	9,895,406
Huntsman Corp	116,951	3,420,817
IAC/InterActiveCorp	52,700	8,241,226
Ingersoll-Rand PLC	23,719	2,028,212
Ingredion Inc	15,150	1,953,138
Intel Corp	204,301	10,639,996
Intercontinental Exchange Inc	2,758	200,010
International Business Machines Corp	110,419	16,941,587
Intuitive Surgical Inc	9,404	3,882,253
Invesco Ltd	8,725	279,287
IPG Photonics Corp	34,238	7,990,464
IQVIA Holdings Inc	25,365	2,488,560
ITT Inc	68,216	3,341,220
JetBlue Airways Corp	217,999	4,429,740
John Wiley & Sons Inc ‘A’	23,552	1,500,262
Johnson & Johnson	81,380	10,428,847
JPMorgan Chase & Co	164,786	18,121,516
Juniper Networks Inc	158,584	3,858,349
KAR Auction Services Inc	4,307	233,439
KeyCorp	10,176	198,941
Kimberly-Clark Corp	10,443	1,150,088
Kimco Realty Corp REIT	16,193	233,179
KLA-Tencor Corp	38,263	4,171,050
Kohl’s Corp	8,885	582,056
L3 Technologies Inc	10,398	2,162,784
Laboratory Corp of America Holdings	24,792	4,010,106
Lam Research Corp	6,149	1,249,231
Lamb Weston Holdings Inc	4,609	268,336
Laredo Petroleum Inc	20,675	180,079
Las Vegas Sands Corp	32,945	2,368,745
Lear Corp	69,846	12,997,642
Liberty Interactive Corp QVC Group ‘A’	115,693	2,911,993
Liberty Property Trust REIT	6,119	243,108
Lincoln National Corp	39,095	2,856,281
Lockheed Martin Corp	9,905	3,347,197
Louisiana-Pacific Corp	11,377	327,316
Lowe’s Cos Inc	18,241	1,600,648
Lululemon Athletica Inc	52,406	4,670,423
LyondellBasell Industries NV ‘A’	165,347	17,473,871
ManpowerGroup Inc	1,621	186,577
Marathon Oil Corp	64,494	1,040,288
Marathon Petroleum Corp	35,334	2,583,269
Marriott International Inc ‘A’	6,156	837,093
Maxim Integrated Products Inc	4,035	242,988
MAXIMUS Inc	13,044	870,557
McKesson Corp	55,128	7,765,881
Medtronic PLC	2,935	235,446
Merck & Co Inc	191,220	10,415,753
Michael Kors Holdings Ltd	106,892	6,635,855
Micron Technology Inc	274,678	14,321,711
Microsoft Corp	171,905	15,689,769
Molina Healthcare Inc	8,175	663,646
Molson Coors Brewing Co ‘B’	65,385	4,925,452

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
MSA Safety Inc	14,251	$1,186,253
MSC Industrial Direct Co Inc ‘A’	5,212	477,993
Mylan NV	60,392	2,486,339
Nasdaq Inc	22,767	1,962,971
Netflix Inc	2,548	752,552
Newell Brands Inc	8,558	218,058
NextEra Energy Inc	25,072	4,095,010
Northrop Grumman Corp	27,781	9,698,903
Norwegian Cruise Line Holdings Ltd	11,619	615,458
Nu Skin Enterprises Inc ‘A’	52,812	3,892,773
NVIDIA Corp	8,228	1,905,523
NVR Inc	3,005	8,414,000
Oceaneering International Inc	42,161	781,665
Old Dominion Freight Line Inc	17,372	2,553,163
Old Republic International Corp	8,748	187,645
Olin Corp	14,506	440,837
Omnicom Group Inc	3,883	282,178
ON Semiconductor Corp	42,693	1,044,271
Oracle Corp	270,560	12,378,120
Oshkosh Corp	53,288	4,117,564
Owens Corning	79,919	6,425,488
Park Hotels & Resorts Inc REIT	278,337	7,520,666
Patterson-UTI Energy Inc	37,285	652,860
PayPal Holdings Inc	26,749	2,029,447
PepsiCo Inc	12,624	1,377,910
Pfizer Inc	144,261	5,119,823
PG&E Corp	9,260	406,792
Phillips 66	1,952	187,236
Plantronics Inc	4,899	295,753
Popular Inc	17,418	724,937
Principal Financial Group Inc	4,413	268,796
Prudential Financial Inc	59,452	6,156,255
Public Service Enterprise Group Inc	86,028	4,322,047
Public Storage REIT	19,640	3,935,660
PulteGroup Inc	49,743	1,466,921
QEP Resources Inc	44,574	436,379
QIAGEN NV	171,204	5,531,601
Raymond James Financial Inc	2,469	220,753
Raytheon Co	105,626	22,796,203
Regeneron Pharmaceuticals Inc	17,079	5,881,324
Reinsurance Group of America Inc	63,227	9,736,958
Robert Half International Inc	16,791	972,031
Rockwell Automation Inc	5,507	959,319
Ross Stores Inc	60,787	4,740,170
Royal Caribbean Cruises Ltd	28,037	3,301,076
Sanderson Farms Inc	2,392	284,696
Seagate Technology PLC	55,406	3,242,359
SEI Investments Co	3,234	242,259
ServiceMaster Global Holdings Inc	14,431	733,816
Signet Jewelers Ltd	5,053	194,642
Skechers U.S.A. Inc ‘A’	101,553	3,949,396
Skyworks Solutions Inc	125,079	12,540,421
Snap-on Inc	16,404	2,420,246
Southwest Airlines Co	131,606	7,538,392
Southwestern Energy Co	316,187	1,369,090
Spirit AeroSystems Holdings Inc ‘A’	121,788	10,193,656
Stanley Black & Decker Inc	30,248	4,633,994
Starbucks Corp	37,232	2,155,360
State Street Corp	22,661	2,259,982
Steel Dynamics Inc	31,672	1,400,536
Superior Energy Services Inc	169,061	1,425,184
Synchrony Financial	6,613	221,734
SYNNEX Corp	32,321	3,826,806
T Rowe Price Group Inc	62,759	6,776,089
Take-Two Interactive Software Inc	27,271	2,666,558
Target Corp	123,642	8,584,464
TE Connectivity Ltd	37,909	3,787,109
Tech Data Corp	2,291	195,033
TEGNA Inc	140,420	1,599,384
Teledyne Technologies Inc	2,805	525,012
Texas Instruments Inc	114,123	11,856,238
The Allstate Corp	192,581	18,256,679

Referenced Entity	Shares	Value
The Bank of New York Mellon Corp	86,211	$4,442,453
The Boeing Co	50,772	16,647,123
The Boston Beer Co Inc ‘A’	1,526	288,490
The Chemours Co	52,950	2,579,194
The Estee Lauder Cos Inc ‘A’	36,445	5,456,545
The Goodyear Tire & Rubber Co	16,569	440,404
The Home Depot Inc	19,176	3,417,930
The Kroger Co	15,637	374,350
The PNC Financial Services Group Inc	47,568	7,194,184
The Procter & Gamble Co	102,356	8,114,784
The Progressive Corp	60,515	3,687,179
The Scotts Miracle-Gro Co	2,620	224,665
The Timken Co	23,763	1,083,593
The TJX Cos Inc	38,209	3,116,326
The Travelers Cos Inc	26,685	3,705,479
The Walt Disney Co	61,204	6,147,330
Thermo Fisher Scientific Inc	1,664	343,549
Thor Industries Inc	12,705	1,463,235
Toll Brothers Inc	8,323	359,970
Total System Services Inc	37,842	3,264,251
TripAdvisor Inc	26,735	1,093,194
Tupperware Brands Corp	15,036	727,442
Twitter Inc	28,788	835,140
Tyson Foods Inc ‘A’	89,102	6,521,375
United Continental Holdings Inc	65,471	4,548,270
United Rentals Inc	25,035	4,324,296
United Technologies Corp	1,497	188,353
United Therapeutics Corp	31,136	3,498,441
UnitedHealth Group Inc	78,350	16,766,900
Unum Group	55,034	2,620,169
Urban Outfitters Inc	26,486	978,923
US Bancorp	14,765	745,632
Valero Energy Corp	102,138	9,475,342
Varian Medical Systems Inc	1,927	236,347
Ventas Inc	13,691	678,115
Verizon Communications Inc	12,202	583,500
Versum Materials Inc	26,923	1,013,112
Vertex Pharmaceuticals Inc	40,046	6,526,697
Viacom Inc ‘B’	149,191	4,633,872
Vistra Energy Corp	311,470	6,487,920
WABCO Holdings Inc	2,947	394,515
Walgreens Boots Alliance Inc	26,657	1,745,234
Walmart Inc	147,835	13,152,880
Waste Management Inc	6,154	517,674
Weingarten Realty Investors REIT	24,098	676,672
WellCare Health Plans Inc	14,241	2,757,485
WESCO International Inc	40,865	2,535,673
Western Digital Corp	166,238	15,338,780
Whirlpool Corp	26,864	4,113,147
Woodward Inc	17,077	1,223,738
World Fuel Services Corp	56,154	1,378,581
Worthington Industries Inc	7,937	340,656
WW Grainger Inc	5,602	1,581,277
Wynn Resorts Ltd	15,533	2,832,598
Zebra Technologies Corp	10,110	1,407,211
Zynga Inc ‘A’	332,639	1,217,459

		1,277,785,291

Total Long Positions		1,278,373,697

Short Positions:

Argentina

MercadoLibre Inc	6,689	(2,383,893)

Australia

Atlassian Corp PLC ‘A’	192,680	(10,389,305)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Bermuda

Aspen Insurance Holdings Ltd	14,770	($662,434)

Ghana

Kosmos Energy Ltd	404,989	(2,551,431)

United Kingdom

Avon Products Inc	120,660	(342,675)
Liberty Global PLC ‘A’	11,701	(366,358)

		(709,033)

United States

Aaron’s Inc	5,688	(265,061)
Acadia Healthcare Co Inc	96,537	(3,782,320)
ACI Worldwide Inc	158,581	(3,761,541)
Acxiom Corp	9,769	(221,854)
Advance Auto Parts Inc	20,455	(2,424,940)
Advanced Micro Devices Inc	863,542	(8,678,597)
AECOM	48,173	(1,716,404)
AES Corp	460,026	(5,230,496)
Agios Pharmaceuticals Inc	75,167	(6,147,157)
Albemarle Corp	185,375	(17,191,678)
Alexandria Real Estate Equities Inc	4,929	(615,583)
Alkermes PLC	165,090	(9,568,616)
Allegheny Technologies Inc	136,384	(3,229,573)
Allergan PLC	36,424	(6,129,795)
Alliance Data Systems Corp	19,019	(4,048,384)
Allscripts Healthcare Solutions Inc	235,776	(2,911,834)
Ally Financial Inc	179,595	(4,876,004)
Alnylam Pharmaceuticals Inc	10,940	(1,302,954)
American Airlines Group Inc	120,485	(6,260,401)
American Homes 4 Rent ‘A’ REIT	107,334	(2,155,267)
American International Group Inc	8,427	(458,597)
AmerisourceBergen Corp	17,327	(1,493,761)
Aon PLC	2,844	(399,099)
Aramark	5,048	(199,699)
Arch Capital Group Ltd	5,131	(439,162)
Arconic Inc	286,818	(6,608,287)
ARRIS International PLC	61,720	(1,639,900)
Ashland Global Holdings Inc	18,009	(1,256,848)
Associated Banc-Corp	7,431	(184,660)
athenahealth Inc	9,632	(1,377,665)
Autodesk Inc	31,726	(3,984,151)
AutoNation Inc	36,889	(1,725,667)
Avis Budget Group Inc	43,312	(2,028,734)
Axalta Coating Systems Ltd	89,004	(2,687,031)
Baker Hughes a GE Co	39,359	(1,092,999)
Ball Corp	324,334	(12,879,303)
BancorpSouth Bank	7,309	(232,426)
Bank of the Ozarks	160,826	(7,763,071)
Becton Dickinson & Co	1,089	(235,986)
Belden Inc	62,414	(4,302,821)
Bio-Techne Corp	11,263	(1,701,164)
BioMarin Pharmaceutical Inc	94,667	(7,674,654)
Black Hills Corp	81,438	(4,422,083)
Blackbaud Inc	5,416	(551,403)
Blue Buffalo Pet Products Inc	34,754	(1,383,557)
Brandywine Realty Trust REIT	88,279	(1,401,871)
Brookdale Senior Living Inc	507,612	(3,406,077)
Cable One Inc	425	(292,022)
Callon Petroleum Co	321,332	(4,254,436)
Campbell Soup Co	23,900	(1,035,109)
CarMax Inc	166,377	(10,305,391)
Carpenter Technology Corp	42,828	(1,889,571)
Casey’s General Stores Inc	34,061	(3,738,876)
Catalent Inc	36,794	(1,510,762)
CBOE Holdings Inc	14,168	(1,616,569)
Centennial Resource Development Inc ‘A’	95,064	(1,744,424)

Referenced Entity	Shares	Value
CenturyLink Inc	775,260	($12,737,522)
CF Industries Holdings Inc	75,831	(2,861,104)
Charter Communications Inc ‘A’	18,573	(5,780,289)
Chemical Financial Corp	53,139	(2,905,641)
Cheniere Energy Inc	194,799	(10,412,007)
Chipotle Mexican Grill Inc	9,846	(3,181,341)
Ciena Corp	46,907	(1,214,891)
Cinemark Holdings Inc	42,723	(1,609,375)
CIT Group Inc	54,719	(2,818,029)
Clean Harbors Inc	86,847	(4,239,002)
Cognex Corp	20,094	(1,044,687)
Colfax Corp	30,806	(982,711)
Colony NorthStar Inc ‘A’ REIT	723,549	(4,066,345)
Commercial Metals Co	18,683	(382,254)
CommScope Holding Co Inc	44,503	(1,778,785)
CommVault Systems Inc	11,152	(637,894)
Compass Minerals International Inc	71,679	(4,322,244)
Concho Resources Inc	4,869	(731,957)
Conduent Inc	312,033	(5,816,295)
Copart Inc	17,166	(874,264)
Core Laboratories NV	8,034	(869,439)
Corporate Office Properties Trust REIT	10,838	(279,946)
Coty Inc ‘A’	402,563	(7,366,903)
Cousins Properties Inc REIT	324,954	(2,820,601)
Covanta Holding Corp	54,313	(787,539)
Cree Inc	98,245	(3,960,256)
Cypress Semiconductor Corp	318,390	(5,399,894)
DaVita Inc	53,008	(3,495,348)
DDR Corp REIT	420,243	(3,080,381)
Dean Foods Co	97,470	(840,191)
DexCom Inc	79,286	(5,879,850)
Dick’s Sporting Goods Inc	6,510	(228,175)
Diebold Nixdorf Inc	51,981	(800,507)
Discovery Communications Inc ‘A’	442,125	(9,474,739)
DISH Network Corp ‘A’	59,502	(2,254,531)
Dollar Tree Inc	2,439	(231,461)
Dominion Energy Inc	7,487	(504,848)
Domino’s Pizza Inc	30,796	(7,192,714)
Domtar Corp	20,978	(892,404)
Donaldson Co Inc	4,187	(188,624)
Dover Corp	29,318	(2,879,614)
Dril-Quip Inc	25,383	(1,137,158)
Dunkin’ Brands Group Inc	101,711	(6,071,130)
Dycom Industries Inc	17,081	(1,838,428)
Edgewell Personal Care Co	8,400	(410,088)
Education Realty Trust Inc REIT	13,704	(448,806)
Empire State Realty Trust Inc ‘A’ REIT	11,623	(195,150)
Encompass Health Corp	25,443	(1,454,576)
Endo International PLC	233,419	(1,386,509)
Energizer Holdings Inc	13,806	(822,561)
Ensco PLC ‘A’	509,866	(2,238,312)
Envision Healthcare Corp	304,036	(11,684,103)
Euronet Worldwide Inc	3,537	(279,140)
Eversource Energy	38,659	(2,277,788)
Extraction Oil & Gas Inc	93,644	(1,073,160)
Fastenal Co	9,848	(537,602)
FireEye Inc	183,247	(3,102,372)
First Data Corp ‘A’	678,351	(10,853,616)
First Republic Bank	7,234	(669,941)
FirstEnergy Corp	553,741	(18,832,731)
Flowserve Corp	92,830	(4,022,324)
Fluor Corp	23,710	(1,356,686)
FMC Corp	52,007	(3,982,176)
FNB Corp	269,264	(3,621,601)
Ford Motor Co	169,539	(1,878,492)
Gaming & Leisure Properties Inc REIT	5,879	(196,770)
Gartner Inc	76,252	(8,968,760)
GATX Corp	2,695	(184,581)
General Electric Co	352,396	(4,750,298)
Genesee & Wyoming Inc ‘A’	69,856	(4,945,106)
Global Payments Inc	57,083	(6,365,896)
GoDaddy Inc ‘A’	83,969	(5,157,376)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Granite Construction Inc	78,032	($4,358,868)
Guidewire Software Inc	97,388	(7,871,872)
H&R Block Inc	10,562	(268,380)
Halyard Health Inc	35,927	(1,655,516)
Harley-Davidson Inc	44,466	(1,906,702)
HCA Healthcare Inc	9,496	(921,112)
Healthcare Services Group Inc	38,351	(1,667,501)
HEICO Corp	72,038	(6,253,619)
Helen of Troy Ltd	2,239	(194,793)
Henry Schein Inc	45,602	(3,064,910)
Hess Corp	280,549	(14,201,390)
Home BancShares Inc	29,913	(682,316)
Hudson Pacific Properties Inc	28,973	(942,492)
IDEXX Laboratories Inc	2,542	(486,513)
IHS Markit Ltd	174,155	(8,401,237)
ILG Inc	39,315	(1,223,090)
Illumina Inc	1,269	(300,017)
Incyte Corp	43,770	(3,647,354)
Integrated Device Technology Inc	69,887	(2,135,747)
International Game Technology PLC	16,184	(432,598)
Intrexon Corp	14,202	(217,717)
Ionis Pharmaceuticals Inc	70,050	(3,087,804)
Jack in the Box Inc	35,091	(2,994,315)
Johnson Controls International PLC	69,998	(2,466,730)
KB Home	9,148	(260,261)
Kellogg Co	19,900	(1,293,699)
Kemper Corp	24,291	(1,384,587)
Kennametal Inc	50,443	(2,025,791)
Keysight Technologies Inc	5,519	(289,140)
Kilroy Realty Corp	3,396	(240,980)
Kinder Morgan Inc	756,359	(11,390,767)
Kirby Corp	7,663	(589,668)
KLX Inc	85,178	(6,052,749)
Knowles Corp	232,619	(2,928,673)
L Brands Inc	170,376	(6,510,067)
LaSalle Hotel Properties REIT	77,251	(2,241,052)
Leggett & Platt Inc	37,879	(1,680,312)
Lennar Corp ‘A’	21,211	(1,250,176)
Lennox International Inc	2,381	(486,605)
Leucadia National Corp	109,713	(2,493,776)
Liberty Broadband Corp ‘C’	34,363	(2,944,565)
Liberty Expedia Holdings Inc ‘A’	4,854	(190,665)
Liberty Media Corp-Liberty SiriusXM	16,537	(675,536)
LifePoint Health Inc	52,309	(2,458,523)
Lions Gate Entertainment Corp ‘A’	40,240	(1,039,399)
LivaNova PLC	46,548	(4,119,498)
Live Nation Entertainment Inc	15,967	(672,849)
Loews Corp	34,029	(1,692,262)
LogMeIn Inc	4,826	(557,644)
Mack-Cali Realty Corp REIT	49,497	(827,095)
Macquarie Infrastructure Corp	222,580	(8,219,879)
Mallinckrodt PLC	144,545	(2,093,012)
Markel Corp	1,735	(2,030,384)
Martin Marietta Materials Inc	12,514	(2,594,152)
Matador Resources Co	46,405	(1,387,974)
Mattel Inc	269,809	(3,547,988)
MB Financial Inc	23,428	(948,365)
McCormick & Co Inc	58,781	(6,253,711)
Medical Properties Trust Inc REIT	22,154	(288,002)
Medidata Solutions Inc	63,200	(3,969,592)
MEDNAX Inc	4,772	(265,466)
Mercury General Corp	35,865	(1,645,128)
Meredith Corp	52,063	(2,800,989)
Microchip Technology Inc	43,217	(3,948,305)
Motorola Solutions Inc	2,359	(248,403)
Murphy Oil Corp	13,962	(360,778)
Nabors Industries Ltd	46,030	(321,750)
National Fuel Gas Co	115,731	(5,954,360)
National Instruments Corp	12,722	(643,352)
National Oilwell Varco Inc	44,981	(1,655,751)
Navient Corp	54,942	(720,839)
NCR Corp	53,900	(1,698,928)

Referenced Entity	Shares	Value
NetApp Inc	4,060	($250,461)
NetScout Systems Inc	162,863	(4,291,440)
Neurocrine Biosciences Inc	65,411	(5,424,534)
New Jersey Resources Corp	29,589	(1,186,519)
Newmont Mining Corp	15,497	(605,468)
Nielsen Holdings PLC	118,457	(3,765,748)
NiSource Inc	18,656	(446,065)
Noble Energy Inc	195,607	(5,926,892)
NOW Inc	59,832	(611,483)
NRG Energy Inc	240,487	(7,342,068)
Nucor Corp	30,434	(1,859,213)
NuVasive Inc	79,556	(4,153,619)
Office Depot Inc	222,819	(479,061)
OneMain Holdings Inc	38,160	(1,142,510)
ONEOK Inc	169,419	(9,643,329)
OPKO Health Inc	476,415	(1,510,236)
Owens-Illinois Inc	49,322	(1,068,315)
PacWest Bancorp	58,526	(2,898,793)
Pandora Media Inc	401,922	(2,021,668)
Papa John’s International Inc	41,787	(2,394,395)
Paramount Group Inc REIT	37,937	(540,223)
Parker-Hannifin Corp	1,560	(266,807)
Parsley Energy Inc ‘A’	101,981	(2,956,429)
Patheon NV	6	(212)
Patterson Cos Inc	24,922	(554,016)
PBF Energy Inc ‘A’	70,770	(2,399,103)
Penske Automotive Group Inc	50,756	(2,250,013)
People’s United Financial Inc	100,311	(1,871,803)
Perrigo Co PLC	86,211	(7,184,825)
Philip Morris International Inc	26,413	(2,625,452)
Pinnacle Financial Partners Inc	3,305	(212,181)
Platform Specialty Products Corp	314,451	(3,028,163)
Post Holdings Inc	107,952	(8,178,444)
PotlatchDeltic Corp REIT	4,610	(239,951)
PPL Corp	423,710	(11,986,756)
Premier Inc ‘A’	182,634	(5,718,271)
Prestige Brands Holdings Inc	86,196	(2,906,529)
Prosperity Bancshares Inc	7,195	(522,573)
Quality Care Properties Inc REIT	11,955	(232,286)
Quest Diagnostics Inc	18,544	(1,859,963)
Realogy Holdings Corp	17,820	(486,130)
Regal Beloit Corp	4,928	(361,469)
Roper Technologies Inc	1,187	(333,179)
Rowan Cos PLC ‘A’	139,348	(1,608,076)
Royal Gold Inc	44,283	(3,802,581)
RSP Permian Inc	22,357	(1,048,096)
Sabra Health Care REIT Inc	67,005	(1,182,638)
Sabre Corp	270,411	(5,800,316)
Sally Beauty Holdings Inc	38,183	(628,110)
Schlumberger Ltd	43,826	(2,839,048)
Scientific Games Corp	52,373	(2,178,717)
Sealed Air Corp	109,640	(4,691,496)
Seattle Genetics Inc	101,544	(5,314,813)
Sempra Energy	79,303	(8,820,080)
Sensata Technologies Holding PLC	125,666	(6,513,269)
ServiceNow Inc	43,476	(7,193,104)
Six Flags Entertainment Corp	74,513	(4,639,179)
SL Green Realty Corp	11,238	(1,088,176)
SLM Corp	293,365	(3,288,622)
SM Energy Co	288,936	(5,209,516)
Sotheby’s	60,867	(3,123,086)
Southwest Gas Holdings Inc	31,506	(2,130,751)
Spirit Airlines Inc	82,248	(3,107,329)
Spirit Realty Capital Inc REIT	292,592	(2,270,514)
Splunk Inc	31,069	(3,056,879)
Sprint Corp	723,007	(3,528,274)
Sprouts Farmers Market Inc	17,851	(418,963)
Square Inc ‘A’	176,528	(8,685,178)
SS&C Technologies Holdings Inc	9,425	(505,557)
Stericycle Inc	106,543	(6,235,962)
Sterling Bancorp	245,236	(5,530,072)
Stifel Financial Corp	71,290	(4,222,507)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
SVB Financial Group	5,703	($1,368,777)
Synaptics Inc	27,936	(1,277,513)
Syneos Health Inc	64,539	(2,291,135)
Tableau Software Inc ‘A’	46,337	(3,744,956)
Tanger Factory Outlet Centers Inc REIT	9,258	(203,676)
Tapestry Inc	12,855	(676,302)
Targa Resources Corp	251,959	(11,086,196)
Taubman Centers Inc REIT	45,642	(2,597,486)
Teleflex Inc	6,648	(1,695,107)
Telephone & Data Systems Inc	53,522	(1,500,222)
Teradyne Inc	3,950	(180,554)
Tesla Inc	37,604	(10,007,553)
Texas Capital Bancshares Inc	45,254	(4,068,335)
The Charles Schwab Corp	93,557	(4,885,547)
The Cooper Cos Inc	831	(190,141)
The Hain Celestial Group Inc	67,568	(2,166,906)
The Kraft Heinz Co	108,764	(6,774,910)
The Madison Square Garden Group Co.	6,353	(1,561,567)
The Middleby Corp	33,120	(4,099,925)
The Mosaic Co	141,518	(3,436,057)
The New York Times Co	99,986	(2,409,663)
The Southern Co	24,201	(1,080,817)
The Ultimate Software Group Inc	40,790	(9,940,523)
The Wendy’s Co	173,198	(3,039,625)
The Western Union Co	58,561	(1,126,128)
The Williams Cos Inc	392,243	(9,751,161)
TransDigm Group Inc	47,926	(14,710,406)
Transocean Ltd	265,748	(2,630,905)
TreeHouse Foods Inc	107,762	(4,124,052)
TRI Pointe Group Inc	265,631	(4,364,317)
Trinity Industries Inc	5,757	(187,851)
Tyler Technologies Inc	31,992	(6,749,032)
Umpqua Holdings Corp	8,616	(184,469)
United Bankshares Inc	144,437	(5,091,404)
United Natural Foods Inc	11,498	(493,724)
United States Steel Corp	146,279	(5,147,558)
Uniti Group Inc REIT	619,562	(10,067,883)
Univar Inc	63,443	(1,760,543)
Universal Display Corp	43,406	(4,384,006)

Referenced Entity	Shares	Value
Universal Health Services Inc	7,764	($919,335)
Valley National Bancorp	124,627	(1,552,852)
Valmont Industries Inc	1,290	(188,727)
Valvoline Inc	148,741	(3,291,638)
Veeva Systems Inc ‘A’	3,984	(290,912)
VEREIT Inc REIT	1,983,877	(13,807,784)
VeriFone Systems Inc	57,591	(885,750)
Verisk Analytics Inc	3,786	(393,744)
ViaSat Inc	91,804	(6,033,359)
Vornado Realty Trust	3,654	(245,914)
Vulcan Materials Co	36,253	(4,139,005)
Wabtec Corp	127,618	(10,388,105)
Washington Prime Group Inc REIT	454,878	(3,034,036)
Waste Connections Inc	52,543	(3,769,435)
Wayfair Inc	26,831	(1,811,897)
Weatherford International PLC	1,827,330	(4,184,586)
Webster Financial Corp	50,604	(2,803,462)
Welbilt Inc	171,785	(3,341,218)
West Pharmaceutical Services Inc	2,849	(251,538)
WestRock Co	15,778	(1,012,474)
WEX Inc	19,330	(3,027,465)
White Mountains Insurance Group Ltd	1,244	(1,023,215)
Whiting Petroleum Corp	88,937	(3,009,628)
Willis Towers Watson PLC	3,618	(550,623)
Workday Inc ‘A’	108,281	(13,763,598)
Worldpay Inc ‘A’	10,381	(853,733)
WPX Energy Inc	139,999	(2,069,185)
XPO Logistics Inc	51,920	(5,285,975)
Yum! Brands Inc	36,015	(3,065,957)
Zayo Group Holdings Inc	330,857	(11,302,075)
Zillow Group Inc ‘C’	179,801	(9,673,294)
Zimmer Biomet Holdings Inc	9,427	(1,027,920)

		(1,094,733,049)

Total Short Positions		(1,111,429,145)

Total Long and Short Positions		$166,944,552

Description	Counterparty	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW (1.790% as of 03/31/18) plus or minus a specified spread (rates range from (1.596%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 04/29/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	74,478	$1,248,297
Ansell Ltd	12,543	245,547
Aurizon Holdings Ltd	821,540	2,695,220
Bendigo & Adelaide Bank Ltd	41,274	314,255
BlueScope Steel Ltd	18,095	212,891
Caltex Australia Ltd	8,000	194,329
CIMIC Group Ltd	74,215	2,554,299
Fortescue Metals Group Ltd	241,842	814,686
Newcrest Mining Ltd	102,553	1,546,763
Orica Ltd	123,975	1,706,473
Origin Energy Ltd	214,346	1,446,531
Qantas Airways Ltd	102,004	460,196
South32 Ltd	895,364	2,250,206
Woodside Petroleum Ltd	219,234	4,971,635

		20,661,328

Total Long Positions		20,661,328

Referenced Entity	Shares	Value
Short Positions:

Australia

APA Group	624,534	($3,802,772)
Challenger Ltd	87,604	(784,565)
Computershare Ltd	43,172	(578,956)
CSL Ltd	17,867	(2,152,589)
Domino’s Pizza Enterprises Ltd	27,235	(877,575)
Healthscope Ltd	1,815,983	(2,720,910)
Ramsay Health Care Ltd	3,875	(186,690)
REA Group Ltd	22,411	(1,375,965)
SEEK Ltd	353,013	(5,091,641)
Tabcorp Holdings Ltd	55,259	(187,389)
TPG Telecom Ltd	235,745	(1,001,624)
Transurban Group	53,869	(475,049)
Vocus Group Ltd	730,110	(1,258,331)

		(20,494,056)

Total Short Positions		(20,494,056)

Total Long and Short Positions		$167,272

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Description	Counterparty	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR (0.508% as of 03/31/18) plus or minus a specified spread (rates range from (4.000%) to 0.250%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	08/13/18- 04/29/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia

BHP Billiton PLC	450,006	$8,893,565

Chile

Antofagasta PLC	124,792	1,613,418

Germany

TUI AG	48,807	1,046,597

Russia

Evraz PLC	44,403	270,769

South Africa

Investec PLC	310,160	2,397,013

Switzerland

Coca-Cola HBC AG	85,806	3,175,394
IWG PLC	93,788	300,544

		3,475,938

United Kingdom

Anglo American PLC	61,273	1,427,334
Ashtead Group PLC	14,811	403,848
ASOS PLC	2,616	255,914
Associated British Foods PLC	115,627	4,042,498
Aviva PLC	278,633	1,944,605
Barclays PLC	754,632	2,205,114
Barratt Developments PLC	752,689	5,600,995
BBA Aviation PLC	260,838	1,174,466
Beazley PLC	101,962	818,683
Bellway PLC	83,182	3,559,776
BT Group PLC	2,191,248	6,994,047
Burberry Group PLC	36,286	864,931
Close Brothers Group PLC	87,501	1,764,689
DCC PLC	12,137	1,118,269
Direct Line Insurance Group PLC	62,059	332,296
Dixons Carphone PLC	231,224	604,626
Hays PLC	78,313	207,171
Howden Joinery Group PLC	65,072	421,203
Imperial Brands PLC	8,055	274,269
Inchcape PLC	182,888	1,773,164
Indivior PLC	561,986	3,212,501
Intermediate Capital Group PLC	92,498	1,277,595
International Consolidated Airlines Group SA	108,011	932,280
JD Sports Fashion PLC	153,714	725,002
Legal & General Group PLC	517,559	1,875,246
Lloyds Banking Group PLC	4,980,223	4,530,139
Man Group PLC	573,925	1,383,951
Moneysupermarket.com Group PLC	147,132	592,231
Old Mutual PLC	634,275	2,134,268
Persimmon PLC	146,489	5,199,226
Playtech PLC	22,248	228,817
Prudential PLC	30,109	752,384
Rio Tinto PLC	123,324	6,257,962
Royal Bank of Scotland Group PLC	865,645	3,149,064
Royal Mail PLC	818,954	6,215,680

Referenced Entity	Shares	Value
Smith & Nephew PLC	129,424	$2,421,134
SSE PLC	114,871	2,060,711
Standard Life Aberdeen PLC	858,363	4,332,740
Tate & Lyle PLC	188,354	1,438,580
Taylor Wimpey PLC	1,052,818	2,727,532
Thomas Cook Group PLC	463,263	769,211
WH Smith PLC	10,094	276,762
William Hill PLC	437,102	2,026,659

		90,307,573

United States

Shire PLC	6,030	300,112

Total Long Positions		108,304,985

Short Positions:

Jordan

Hikma Pharmaceuticals PLC	125,611	(2,136,246)

South Africa

Mediclinic International PLC	248,508	(2,096,696)

Switzerland

Ferguson PLC	2,524	(189,830)

United Kingdom

AA PLC	757,724	(855,785)
Admiral Group PLC	91,330	(2,363,840)
Aggreko PLC	214,636	(2,211,621)
Auto Trader Group PLC	498,528	(2,450,476)
Babcock International Group PLC	208,732	(1,959,290)
Balfour Beatty PLC	577,704	(2,171,248)
British American Tobacco PLC	144,614	(8,359,682)
BTG PLC	200,877	(1,907,104)
Capita PLC	1,091,974	(2,206,904)
Centrica PLC	154,289	(307,817)
Cobham PLC	2,210,814	(3,809,701)
ConvaTec Group PLC	1,054,795	(2,942,816)
Croda International PLC	2,939	(188,805)
Daily Mail & General Trust PLC	20,554	(186,130)
Essentra PLC	122,773	(730,167)
Experian PLC	152,129	(3,290,045)
GlaxoSmithKline PLC	14,511	(281,819)
Greene King PLC	130,427	(862,678)
Halma PLC	107,473	(1,779,028)
Hargreaves Lansdown PLC	213,566	(4,902,112)
IMI PLC	55,220	(837,639)
Inmarsat PLC	727,357	(3,698,325)
Intertek Group PLC	18,249	(1,194,546)
J Sainsbury PLC	417,318	(1,399,888)
John Wood Group PLC	604,921	(4,596,571)
Johnson Matthey PLC	27,675	(1,180,649)
Just Eat PLC	251,695	(2,464,694)
Merlin Entertainments PLC	548,545	(2,667,336)
Micro Focus International PLC	267,891	(3,740,726)
National Grid PLC	159,034	(1,790,163)
Pennon Group PLC	204,525	(1,849,034)
Petrofac Ltd	191,282	(1,364,455)
Provident Financial PLC	146,395	(1,401,326)
Reckitt Benckiser Group PLC	25,887	(2,185,066)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Rightmove PLC	25,673	($1,567,186)
Rolls-Royce Holdings PLC	169,307	(2,069,968)
Rotork PLC	465,311	(1,859,771)
RPC Group PLC	114,862	(1,248,768)
Severn Trent PLC	49,288	(1,275,996)
Spirax-Sarco Engineering PLC	3,756	(302,991)
Tesco PLC	4,251,401	(12,304,439)
The Sage Group PLC	119,899	(1,077,344)
The Weir Group PLC	85,853	(2,406,599)

Referenced Entity	Shares	Value
United Utilities Group PLC	218,596	($2,195,296)
Wm Morrison Supermarkets PLC	444,652	(1,334,120)
WPP PLC	135,461	(2,152,697)

		(103,932,661)

Total Short Positions		(108,355,433)

Total Long and Short Positions		($50,448)

Description	Counterparty	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR (0.797% as of 03/31/18) plus or minus a specified spread (rates range from (2.250%) to 0.500%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 04/29/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

Henderson Land Development Co Ltd	109,000	$714,721
Kerry Properties Ltd	472,500	2,136,637
Li & Fung Ltd	790,000	389,451
Melco International Development Ltd	797,000	2,339,035
New World Development Co Ltd	468,000	667,019
Sino Land Co Ltd	740,000	1,199,429
SJM Holdings Ltd	256,000	224,280
Sun Hung Kai Properties Ltd	41,000	650,791
WH Group Ltd	761,500	815,936
Wheelock & Co Ltd	213,000	1,562,364
Xinyi Glass Holdings Ltd	184,000	280,077
Yue Yuen Industrial Holdings Ltd	317,000	1,270,049

		12,249,789

Total Long Positions		12,249,789

Short Positions:

China

Guotai Junan International Holdings Ltd	786,000	(229,163)
Minth Group Ltd	40,000	(183,524)

		(412,687)

Referenced Entity	Shares	Value
Hong Kong

ASM Pacific Technology Ltd	94,000	($1,324,303)
Cathay Pacific Airways Ltd	795,361	(1,377,033)
Haitong International Securities Group Ltd	609,983	(358,528)
Hong Kong & China Gas Co Ltd	1,569,285	(3,233,918)
MTR Corp Ltd	329,625	(1,779,366)
Value Partners Group Ltd	1,560,724	(1,470,572)

		(9,543,720)

Macau

MGM China Holdings Ltd	627,403	(1,631,803)

United States

Samsonite International SA	179,308	(820,121)

Total Short Positions		(12,408,331)

Total Long and Short Positions		($158,542)

Description	Counterparty	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR (1.253% as of 03/31/18) plus or minus a specified spread (rates range from (2.000%) to 0.405%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 02/26/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	466,394	$434,391

Singapore

Genting Singapore PLC	2,463,500	2,043,284

Total Long Positions		2,477,675

Referenced Entity	Shares	Value
Short Positions:

Singapore

CapitaLand Ltd	135,300	($370,518)
Keppel Corp Ltd	144,714	(865,277)
Singapore Post Ltd	999,800	(1,048,056)
Singapore Telecommunications Ltd	79,800	(206,099)

		(2,489,950)

Total Short Positions		(2,489,950)

Total Long and Short Positions		($12,275)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate (1.250% as of 03/31/18) plus or minus a specified spread (rates range from (0.930%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	477,038	$9,912,141
Atco Ltd ‘I’	7,222	231,960
BlackBerry Ltd	31,236	359,068
BRP Inc	12,245	470,278
Canadian Imperial Bank of Commerce	20,477	1,807,463
Canadian Natural Resources Ltd	10,231	321,617
Canadian Tire Corp Ltd ‘A’	17,547	2,307,185
CGI Group Inc ‘A’	33,607	1,938,138
Constellation Software Inc	2,721	1,846,208
Dollarama Inc	63,323	7,695,980
Empire Co Ltd ‘A’	35,206	706,661
Encana Corp	83,614	919,634
Fairfax Financial Holdings Ltd	380	192,624
Finning International Inc	57,215	1,379,804
Genworth MI Canada Inc	15,011	477,705
Industrial Alliance Insurance & Financial Services Inc	5,705	234,692
Intact Financial Corp	4,672	351,066
Kinross Gold Corp	48,382	191,147
Linamar Corp	51,390	2,807,333
Lundin Mining Corp	205,338	1,346,766
Magna International Inc	43,545	2,452,797
Manulife Financial Corp	46,918	871,098
Methanex Corp	9,308	563,891
National Bank of Canada	7,481	352,115
Quebecor Inc ‘B’	15,993	305,746
Teck Resources Ltd ‘B’	98,368	2,533,357
The Toronto-Dominion Bank	13,870	787,081
West Fraser Timber Co Ltd	50,655	3,365,991

		46,729,546

Total Long Positions		46,729,546

Short Positions:

Canada

Agnico Eagle Mines Ltd	17,669	(743,323)
AltaGas Ltd	137,660	(2,547,300)

Referenced Entity	Shares	Value
Barrick Gold Corp	37,172	($463,081)
Cameco Corp	359,567	(3,268,157)
Canadian Utilities Ltd ‘A’	9,435	(251,849)
Cenovus Energy Inc	28,290	(240,883)
Eldorado Gold Corp	353,392	(296,242)
Element Fleet Management Corp	150,591	(485,080)
Enbridge Inc	358,604	(11,278,483)
Franco-Nevada Corp	17,112	(1,167,497)
Gildan Activewear Inc	77,839	(2,248,138)
Goldcorp Inc	100,003	(1,380,877)
Imperial Oil Ltd	59,088	(1,564,856)
Inter Pipeline Ltd	65,786	(1,141,751)
Keyera Corp	68,494	(1,781,530)
Northland Power Inc	11,589	(206,980)
Onex Corp	3,668	(264,548)
Pembina Pipeline Corp	59,248	(1,848,698)
Peyto Exploration & Development Corp	25,860	(216,780)
PrairieSky Royalty Ltd	8,932	(195,300)
Ritchie Bros Auctioneers Inc	6,089	(191,411)
SNC-Lavalin Group Inc	6,189	(271,752)
Stantec Inc	17,585	(433,909)
TransCanada Corp	132,592	(5,483,372)
Wheaton Precious Metals Corp	182,101	(3,710,289)
WSP Global Inc	15,241	(701,984)
Yamana Gold Inc	136,288	(376,594)

		(42,760,664)

United States

Valeant Pharmaceuticals International Inc	36,227	(576,719)

Zambia

First Quantum Minerals Ltd	289,715	(4,067,951)

Total Short Positions		(47,405,334)

Total Long and Short Positions		($675,788)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS ((0.740%)% as of 03/31/18) plus or minus a specified spread (rates range from (1.740%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

Adecco Group AG	70,409	$5,015,233
Barry Callebaut AG	471	921,162
Bucher Industries AG	880	367,717
Cie Financiere Richemont SA	4,779	429,450
dormakaba Holding AG	451	353,177
Flughafen Zurich AG	5,443	1,202,136
Georg Fischer AG	2,001	2,679,083
Helvetia Holding AG	315	187,784

Referenced Entity	Shares	Value
Julius Baer Group Ltd	3,031	$186,532
Lonza Group AG	14,811	3,493,012
Partners Group Holding AG	594	442,010
Roche Holding AG	6,804	1,560,817
Sika AG	331	2,596,415
Sonova Holding AG	2,734	434,659
Swiss Life Holding AG	9,664	3,443,935
Temenos Group AG	65,716	7,879,958

		31,193,080

Total Long Positions		31,193,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	41,088	($4,314,659)

Switzerland

Aryzta AG	95,596	(2,129,157)
Chocoladefabriken Lindt & Spruengli AG	507	(3,145,536)
Credit Suisse Group AG	641,264	(10,770,041)
Dufry AG	9,217	(1,210,651)
Vifor Pharma AG	58,903	(9,082,979)

		(26,338,364)

Total Short Positions		(30,653,023)

Total Long and Short Positions		$540,057

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA ((0.370%) as of 03/31/18) plus or minus a specified spread (rates range from (5.100%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	72,467	$3,739,625
Bekaert SA	15,149	645,462
bpost SA	117,509	2,654,652
KBC Group NV	23,855	2,077,266
Proximus SADP	10,566	328,520
Solvay SA	24,239	3,368,725
UCB SA	39,128	3,186,519

		16,000,769

Finland

Cargotec OYJ ‘B’	11,070	589,747
Kesko OYJ ‘B’	21,951	1,257,180
Neste OYJ	92,121	6,412,083
UPM-Kymmene OYJ	6,429	238,348

		8,497,358

France

Air France-KLM	278,096	3,103,224
Amundi SA	7,438	597,325
Atos SE	55,805	7,645,797
Cie Generale des Etablissements Michelin SCA	49,703	7,358,166
CNP Assurances	48,811	1,232,194
Elior Group SA	21,596	287,612
Engie SA	739,070	12,341,343
Eutelsat Communications SA	36,633	726,082
Faurecia	8,553	692,075
Imerys SA	2,458	238,878
Ipsen SA	5,782	898,729
Lagardere SCA	26,110	745,809
Peugeot SA	315,921	7,607,179
Renault SA	69,353	8,415,831
SEB SA	1,852	354,232
Teleperformance	28,741	4,457,058
Thales SA	35,295	4,299,755
Total SA	221,350	11,371,737

		72,373,026

Referenced Entity	Shares	Value
Germany

Aurubis AG	49,831	$4,187,955
Bayerische Motoren Werke AG	88,404	9,615,675
Continental AG	5,477	1,512,809
Covestro AG	161,832	15,935,115
Deutsche Lufthansa AG	279,823	8,945,241
Freenet AG	7,403	225,302
HeidelbergCement AG	8,761	860,698
Hella GmbH & Co KGaA	4,493	295,780
HOCHTIEF AG	21,041	3,933,168
OSRAM Licht AG	42,083	3,096,770
Rheinmetall AG	42,359	6,012,624
Salzgitter AG	37,774	1,932,365
Schaeffler AG (Preferred)	59,634	920,987
Software AG	71,178	3,731,282
Suedzucker AG	140,933	2,391,150
Talanx AG	40,740	1,771,400
Uniper SE	75,489	2,300,535
Volkswagen AG	20,754	4,136,559

		71,805,415

Italy

A2A SPA	2,560,021	4,896,958
Assicurazioni Generali SPA	31,949	614,131
Autogrill SPA	163,241	2,101,475
DiaSorin SPA	6,153	554,247
Enel SPA	751,450	4,598,281
Eni SPA	830,990	14,638,093
Hera SPA	331,587	1,214,981
Intesa Sanpaolo SPA	686,756	2,500,480
Italgas SPA	40,460	241,762
Mediobanca Banca di Credito Finanziario SPA	18,886	222,031
Moncler SPA	172,669	6,571,470
Prysmian SPA	144,997	4,553,215
Recordati SPA	15,802	583,020

		43,290,144

Luxembourg

APERAM SA	18,672	894,116
ArcelorMittal	130,172	4,134,557

		5,028,673

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Netherlands

Aalberts Industries NV	4,414	$224,939
Aegon NV	145,706	983,051
Akzo Nobel NV	13,503	1,275,802
ASM International NV	54,760	4,004,245
ASR Nederland NV	93,974	4,018,156
Koninklijke Ahold Delhaize NV	151,939	3,600,334
Koninklijke DSM NV	9,663	960,472
Koninklijke Philips NV	136,182	5,214,678
NN Group NV	170,588	7,579,213
Philips Lighting NV	108,563	4,081,649
Randstad Holding NV	10,733	706,875
Wolters Kluwer NV	44,815	2,383,479

		35,032,893

Spain

Acerinox SA	67,103	938,598
ACS Actividades de Construccion y Servicios SA	7,584	295,894
Amadeus IT Group SA	51,411	3,804,574
Banco Bilbao Vizcaya Argentaria SA	539,282	4,270,878
Enagas SA	9,395	257,280
Endesa SA	274,223	6,041,183
Iberdrola SA	141,394	1,039,725
Mapfre SA	586,012	1,949,652
Mediaset Espana Comunicacion SA	21,305	217,025
Red Electrica Corp SA	12,295	253,798
Repsol SA	438,419	7,793,176

		26,861,783

Switzerland

STMicroelectronics NV	273,336	6,077,044

United Kingdom

Fiat Chrysler Automobiles NV	144,106	2,939,225

Total Long Positions		287,906,330

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	106,904	(11,753,744)
Galapagos NV	24,369	(2,432,262)
Telenet Group Holding NV	33,086	(2,211,627)

		(16,397,633)

Finland

Amer Sports OYJ	89,681	(2,767,569)
Huhtamaki OYJ	40,480	(1,776,267)
Metso OYJ	25,645	(809,112)
Nokia OYJ	444,928	(2,456,943)
Nokian Renkaat OYJ	5,174	(234,974)
Orion OYJ	20,813	(637,138)

		(8,682,003)

France

Accor SA	80,727	(4,361,262)
Aeroports de Paris	4,984	(1,085,823)
Air Liquide SA	2,113	(259,302)
Airbus SE	81,515	(9,435,989)
Bollore SA	804,456	(4,291,282)
Carrefour SA	124,051	(2,572,802)
Credit Agricole SA	57,039	(930,021)
Danone SA	65,288	(5,293,697)
Edenred	182,882	(6,361,101)
Electricite de France SA	408,776	(5,918,479)
Essilor International SA	12,414	(1,674,656)

Referenced Entity	Shares	Value
Getlink SE	282,566	($4,033,126)
Iliad SA	12,929	(2,676,615)
Ingenico Group SA	47,854	(3,884,169)
JCDecaux SA	57,676	(2,005,704)
L’Oreal SA	17,486	(3,949,363)
Orpea	12,216	(1,551,284)
Publicis Groupe SA	8,464	(589,363)
Remy Cointreau SA	2,901	(413,809)
SCOR SE	23,174	(946,083)
Suez	128,769	(1,865,855)
Technicolor SA	169,157	(286,030)
Ubisoft Entertainment SA	5,016	(424,514)
Valeo SA	13,534	(895,275)
Vivendi SA	226,463	(5,873,271)

		(71,578,875)

Germany

adidas AG	1,907	(463,968)
Axel Springer SE	8,808	(736,817)
Bayer AG	3,200	(360,748)
Bilfinger SE	40,254	(1,835,780)
Carl Zeiss Meditec AG	3,053	(194,611)
Commerzbank AG	17,694	(229,709)
Deutsche Bank AG	854,719	(11,923,719)
Deutsche Telekom AG	611,157	(9,998,956)
E.ON SE	120,409	(1,337,995)
Fielmann AG	12,659	(1,023,388)
Fresenius Medical Care AG & Co KGaA	7,982	(815,224)
GEA Group AG	117,579	(5,000,247)
Henkel AG & Co KGaA	39,029	(5,130,481)
KION Group AG	3,273	(305,569)
LANXESS AG	7,095	(543,875)
ProSiebenSat.1 Media SE	47,211	(1,635,221)
SAP SE	2,659	(279,147)
Sartorius AG (Preferred)	23,088	(3,230,840)
Symrise AG	9,737	(784,018)
Telefonica Deutschland Holding AG	366,419	(1,721,767)
thyssenkrupp AG	19,789	(516,732)
United Internet AG	9,384	(591,291)
Wirecard AG	27,421	(3,250,528)
Zalando SE	118,811	(6,483,356)

		(58,393,987)

Italy

Banco BPM SPA	191,503	(664,584)
BPER Banca	736,466	(4,106,628)
Buzzi Unicem SPA	109,817	(2,572,260)
Davide Campari-Milano SPA	121,121	(916,985)
Ferrari NV	22,753	(2,735,176)
Leonardo SPA	243,979	(2,821,649)
Saipem SPA	1,103,819	(4,330,208)
Snam SPA	57,434	(264,013)
Telecom Italia SPA	1,172,580	(1,113,356)
UniCredit SPA	54,679	(1,142,852)
Unione di Banche Italiane SPA	600,273	(2,742,810)

		(23,410,521)

Luxembourg

Eurofins Scientific SE	6,042	(3,183,974)
SES SA ‘A’ FDR	38,593	(522,393)
Tenaris SA	805,527	(13,924,387)

		(17,630,754)

Netherlands

Altice NV ‘A’	836,109	(6,909,971)
Boskalis Westminster	80,098	(2,347,689)
Heineken NV	20,481	(2,202,812)
Koninklijke KPN NV	581,018	(1,747,115)
Koninklijke Vopak NV	59,298	(2,911,532)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
OCI NV	107,431	($2,485,804)
SBM Offshore NV	308,251	(4,942,827)

		(23,547,750)

Portugal

Banco Comercial Portugues SA ‘R’	129,462	(43,411)

Spain

Atresmedia Corp de Medios de Comunicacion SA	42,117	(401,798)
Bankia SA	782,215	(3,508,979)
Cellnex Telecom SAU	259,645	(6,941,324)
Ferrovial SA	19,943	(416,962)
Grifols SA	103,744	(2,941,230)
Industria de Diseno Textil SA	386,300	(12,144,739)

		(26,355,032)

Referenced Entity	Shares	Value
United Kingdom

CNH Industrial NV	102,453	($1,266,014)
Dialog Semiconductor PLC	6,684	(159,183)
Unilever NV CVA	198,196	(11,187,255)

		(12,612,452)

United States

QIAGEN NV	127,451	(4,120,279)

Total Short Positions		(262,772,697)

Total Long and Short Positions		$25,133,633

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC (0.070%) as of 03/31/18) plus or minus a specified spread (rates range from (1.250%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/07/18

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	106,200	$2,398,079
Amada Holdings Co Ltd	151,900	1,846,415
ANA Holdings Inc	30,600	1,185,754
Asahi Group Holdings Ltd	4,600	247,382
Astellas Pharma Inc	344,200	5,264,877
Bandai Namco Holdings Inc	175,500	5,679,829
Brother Industries Ltd	15,000	347,812
Citizen Watch Co Ltd	71,900	507,249
Cosmos Pharmaceutical Corp	3,400	693,158
Daicel Corp	39,600	434,846
Daifuku Co Ltd	5,200	308,295
Daiichi Sankyo Co Ltd	51,000	1,710,838
Fuji Electric Co Ltd	82,000	564,955
GungHo Online Entertainment Inc	93,000	306,834
Hakuhodo DY Holdings Inc	95,000	1,311,394
Haseko Corp	431,700	6,644,393
Hitachi High-Technologies Corp	62,600	2,975,912
Hitachi Ltd	827,000	6,023,541
Hoya Corp	4,500	227,307
Idemitsu Kosan Co Ltd	118,500	4,533,895
Inpex Corp	409,600	5,082,858
Itochu Techno-Solutions Corp	168,000	3,470,594
Japan Airlines Co Ltd	245,400	9,991,740
JFE Holdings Inc	132,400	2,670,686
JXTG Holdings Inc	2,039,100	12,431,532
Kajima Corp	548,000	5,151,947
Kamigumi Co Ltd	104,000	2,331,351
Kobayashi Pharmaceutical Co Ltd	12,000	856,560
Koito Manufacturing Co Ltd	7,400	516,773
Kose Corp	1,900	399,423
Kyushu Financial Group Inc	47,600	237,733
Kyushu Railway Co	10,800	336,925
Lion Corp	36,300	744,940
Marubeni Corp	126,800	925,961
Matsumotokiyoshi Holdings Co Ltd	103,100	4,368,293
Medipal Holdings Corp	127,400	2,658,962
MEIJI Holdings Co Ltd	4,300	330,313
MISUMI Group Inc	14,300	396,047
Mitsubishi Gas Chemical Co Inc	138,800	3,349,626
Mitsubishi Tanabe Pharma Corp	22,100	446,493
Mitsui Chemicals Inc	35,400	1,123,922
Mixi Inc	26,200	980,264
Nabtesco Corp	9,300	362,220

Referenced Entity	Shares	Value
Nexon Co Ltd	240,200	$4,072,273
NH Foods Ltd	5,500	225,834
NHK Spring Co Ltd	239,200	2,561,764
Nippon Electric Glass Co Ltd	32,300	936,319
Nippon Express Co Ltd	44,700	2,957,529
Nippon Shinyaku Co Ltd	18,200	1,232,026
Nippon Shokubai Co Ltd	4,700	324,963
Nippon Telegraph & Telephone Corp	152,200	7,100,595
NOK Corp	12,000	234,332
Nomura Research Institute Ltd	8,000	377,993
Obayashi Corp	415,300	4,574,886
Obic Co Ltd	4,600	387,632
Oji Holdings Corp	43,000	277,146
Omron Corp	17,400	1,017,143
Oracle Corp Japan	41,700	3,460,847
Oriental Land Co Ltd	20,700	2,117,965
ORIX Corp	39,000	698,918
Osaka Gas Co Ltd	9,600	190,934
Otsuka Corp	93,200	4,751,596
Persol Holdings Co Ltd	119,700	3,478,088
Pola Orbis Holdings Inc	89,700	3,739,340
Ryohin Keikaku Co Ltd	2,800	935,454
Sega Sammy Holdings Inc	137,200	2,222,960
Sekisui Chemical Co Ltd	57,600	1,010,127
Shimadzu Corp	36,700	1,012,372
Shimamura Co Ltd	4,600	573,566
Shimizu Corp	31,900	284,572
Shiseido Co Ltd	4,800	308,242
SMC Corp	6,800	2,766,233
Sojitz Corp	216,400	690,241
Square Enix Holdings Co Ltd	169,900	7,673,271
Start Today Co Ltd	182,200	4,742,208
Sugi Holdings Co Ltd	5,500	309,734
Sumitomo Heavy Industries Ltd	46,700	1,784,284
Sundrug Co Ltd	5,300	248,071
Suzuken Co Ltd	33,000	1,388,589
Taiheiyo Cement Corp	7,400	265,803
Taisei Corp	143,825	7,376,737
The Gunma Bank Ltd	110,300	634,997
THK Co Ltd	18,400	765,438
Tohoku Electric Power Co Inc	22,500	306,073
Tokyo Broadcasting System Holdings Inc	61,300	1,303,868
Tokyo Electron Ltd	8,400	1,553,925
Tokyo Gas Co Ltd	10,900	291,250
Tosoh Corp	229,200	4,519,939
Toyo Suisan Kaisha Ltd	16,800	663,878
Toyoda Gosei Co Ltd	8,800	203,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Toyota Boshoku Corp	117,300	$2,414,109
Toyota Tsusho Corp	15,600	527,194
Welcia Holdings Co Ltd	8,400	378,278

		194,251,268

Total Long Positions		194,251,268

Short Positions:

Japan

Advantest Corp	68,000	(1,430,104)
Aeon Co Ltd	279,100	(4,963,777)
AEON Financial Service Co Ltd	121,200	(2,810,291)
Alps Electric Co Ltd	178,000	(4,406,239)
Asics Corp	286,100	(5,328,885)
Calbee Inc	170,300	(5,786,768)
Casio Computer Co Ltd	154,900	(2,307,364)
Dai-ichi Life Holdings Inc	112,200	(2,071,376)
Daiwa Securities Group Inc	111,000	(714,383)
DeNA Co Ltd	38,100	(693,907)
Don Quijote Holdings Co Ltd	6,300	(361,055)
Electric Power Development Co Ltd	56,800	(1,464,073)
FamilyMart UNY Holdings Co Ltd	88,600	(7,381,878)
Fast Retailing Co Ltd	1,900	(763,292)
Hamamatsu Photonics KK	73,596	(2,831,285)
Hokuriku Electric Power Co	304,400	(2,659,876)
IHI Corp	31,400	(979,647)
Isetan Mitsukoshi Holdings Ltd	342,900	(3,794,402)
Japan Airport Terminal Co Ltd	11,400	(442,617)
Japan Post Insurance Co Ltd	13,600	(321,821)
JGC Corp	48,600	(1,058,147)
Kakaku.com Inc	163,000	(2,884,669)
Kansai Paint Co Ltd	110,900	(2,592,089)
Kawasaki Heavy Industries Ltd	12,400	(400,143)
Keihan Holdings Co Ltd	45,200	(1,402,325)
Keikyu Corp	174,000	(3,058,363)
Keio Corp	53,300	(2,297,247)
Kikkoman Corp	38,900	(1,577,098)
Kintetsu Group Holdings Co Ltd	90,100	(3,540,163)
Kobe Steel Ltd	206,200	(2,045,365)
Konica Minolta Inc	171,100	(1,454,514)
Kyushu Electric Power Co Inc	260,600	(3,147,401)
LINE Corp	30,000	(1,180,659)
Marui Group Co Ltd	351,347	(7,085,043)
Mazda Motor Corp	47,000	(628,569)
Mitsubishi Heavy Industries Ltd	15,700	(605,376)
Mitsubishi Logistics Corp	105,700	(2,225,052)

Referenced Entity	Shares	Value
Mitsubishi UFJ Lease & Finance Co Ltd	41,500	($248,608)
Murata Manufacturing Co Ltd	16,600	(2,291,334)
Nagoya Railroad Co Ltd	71,900	(1,834,678)
Nankai Electric Railway Co Ltd	57,100	(1,438,889)
NGK Insulators Ltd	11,500	(199,203)
NGK Spark Plug Co Ltd	264,300	(6,368,581)
Nidec Corp	14,300	(2,200,893)
Nintendo Co Ltd	2,000	(888,546)
Nippon Paint Holdings Co Ltd	125,500	(4,622,558)
Nippon Yusen KK	26,600	(522,263)
Nomura Holdings Inc	255,500	(1,489,901)
NTN Corp	232,200	(971,340)
Odakyu Electric Railway Co Ltd	195,300	(3,978,559)
Ono Pharmaceutical Co Ltd	19,200	(610,882)
Orient Corp	167,600	(267,983)
Renesas Electronics Corp	213,900	(2,150,289)
Ricoh Co Ltd	767,900	(7,585,948)
Santen Pharmaceutical Co Ltd	30,500	(510,752)
Seibu Holdings Inc	26,200	(459,351)
Seven Bank Ltd	730,100	(2,342,188)
Shikoku Electric Power Co Inc	169,300	(2,040,143)
Shimano Inc	51,600	(7,446,202)
Shinsei Bank Ltd	70,100	(1,087,468)
SoftBank Group Corp	48,400	(3,610,217)
Sompo Holdings Inc	25,300	(1,019,414)
Sony Financial Holdings Inc	302,100	(5,516,385)
Sumco Corp	15,500	(404,822)
Sumitomo Mitsui Trust Holdings Inc	4,600	(188,044)
Suruga Bank Ltd	75,900	(1,065,188)
Sysmex Corp	37,700	(3,425,494)
T&D Holdings Inc	356,500	(5,670,549)
TDK Corp	37,500	(3,340,825)
The Bank of Kyoto Ltd	70,400	(3,989,428)
The Chugoku Electric Power Co Inc	360,400	(4,402,796)
The Yokohama Rubber Co Ltd	40,200	(931,688)
Tokio Marine Holdings Inc	117,900	(5,345,922)
Toray Industries Inc	265,100	(2,521,748)
Toyota Industries Corp	23,200	(1,402,539)
Yakult Honsha Co Ltd	34,000	(2,548,610)
Yamaha Corp	34,200	(1,502,226)
Yamato Holdings Co Ltd	111,900	(2,812,735)
Yaskawa Electric Corp	62,200	(2,821,113)
Yokogawa Electric Corp	9,600	(194,641)

		(192,966,206)

Total Short Positions		(192,966,206)

Total Long and Short Positions		$1,285,062

Description	Counter- party	Expiration Date (1)
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR (0.400%) as of 03/31/18) plus or minus a specified spread (rates range from (0.350% to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Denmark

Carlsberg AS ‘B’	2,148	$256,459
Danske Bank AS	90,997	3,409,501
Dfds AS	4,604	259,273
DSV AS	4,696	370,741
GN Store Nord AS	104,925	3,721,460
H Lundbeck AS	59,898	3,364,257
Jyske Bank AS	13,482	801,564
Novo Nordisk AS ‘B’	34,561	1,699,912
Orsted AS	7,331	476,969
Rockwool International AS	1,210	360,445

Referenced Entity	Shares	Value
TDC AS	359,636	$2,980,151
Tryg AS	11,271	262,605
Vestas Wind Systems AS	22,113	1,582,227

		19,545,564

Total Long Positions		19,545,564

Short Positions:

Denmark

AP Moller - Maersk AS ‘B’	1,423	(2,220,703)
Chr Hansen Holding AS	10,623	(919,390)
Genmab AS	41,239	(8,884,734)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Novozymes AS ‘B’	81,655	($4,250,979)
Pandora AS	33,090	(3,580,209)

		(19,856,015)

Total Short Positions		(19,856,015)

Total Long and Short Positions		($310,451)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR (0.960% as of 03/31/18) plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Norway

Leroy Seafood Group ASA	330,506	$2,052,218
Marine Harvest ASA	71,484	1,444,939
Norsk Hydro ASA	521,093	3,090,961
Salmar ASA	61,774	2,543,580
Statoil ASA	13,506	319,660
Telenor ASA	10,339	235,120

		9,686,478

Total Long Positions		9,686,478

Referenced Entity	Shares	Value
Short Positions:

Norway

Gjensidige Forsikring ASA	18,298	($336,541)
Orkla ASA	44,061	(474,845)
Schibsted ASA ‘A’	80,312	(2,262,600)
Yara International ASA	20,233	(864,558)

		(3,938,544)

United Kingdom

Subsea 7 SA	175,762	(2,262,348)

Total Short Positions		(6,200,892)

Total Long and Short Positions		$3,485,586

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR ((0.520%) as of 03/31/18), plus or minus a specified spread (rates range from (0.500%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2018:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	178,546	$2,449,575

Sweden

Axfood AB	12,948	221,641
BillerudKorsnas AB	42,020	651,604
Boliden AB	218,550	7,690,429
Electrolux AB ‘B’	76,660	2,420,885
Essity AB ‘B’	111,695	3,095,423
Holmen AB ‘B’	4,084	222,142
NCC AB ‘B’	81,161	1,547,339
Saab AB ‘B’	11,767	533,738
Sandvik AB	21,589	395,537
SSAB AB ‘A’	260,735	1,475,905
Svenska Cellulosa AB SCA ‘B’	172,672	1,845,274
Volvo AB ‘B’	65,679	1,202,213

		21,302,130

Total Long Positions		23,751,705

Referenced Entity	Shares	Value
Short Positions:

Colombia

Millicom International Cellular SA SDR	38,018	($2,601,749)

Sweden

Getinge AB ‘B’	95,902	(1,092,095)
Hexagon AB ‘B’	3,979	(237,502)
Hexpol AB	99,168	(921,864)
Svenska Handelsbanken AB ‘A’	252,123	(3,155,780)
Swedish Orphan Biovitrum AB	15,353	(274,912)
Telefonaktiebolaget LM Ericsson ‘B’	2,358,234	(15,017,130)

		(20,699,283)

Total Short Positions		(23,301,032)

Total Long and Short Positions		$450,673

Total Basket Swaps		$196,799,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Total Return Swaps – Receive Positive Return/Pay Negative Return

Referenced Entity	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Swiss Market Index	M	GSC	06/15/18	118	$10,773,331	$10,611,360	($161,971)
Swiss Market Index	M	MSC	06/15/18	96	8,573,018	8,632,971	59,953
MSCI Canada Index	M	JPM	06/20/18	445	2,138,124	2,112,647	(25,477)
MSCI Hong Kong Index	M	JPM	06/20/18	134	1,510,179	1,465,385	(44,794)
MSCI Italy Index	M	JPM	06/20/18	31,897	4,131,467	4,119,041	(12,425)
MSCI Japan Index	M	JPM	06/20/18	69,287	1,259,922	1,259,532	(390)
MSCI Singapore Index	M	JPM	06/20/18	261	1,191,002	1,168,161	(22,841)
MSCI Singapore Index	M	JPM	06/20/18	174	773,955	778,774	4,819

							($203,126)

Total Return Swaps – Pay Positive Return/Receive Negative Return
Referenced Entity	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Singapore Index	M	MSC	04/30/18	6	$176,654	$178,149	($1,495)

Total Total Return Swaps							($204,621)

Total Swap Agreements							$61,572,069

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
	Short-Term Investments	$1,166,225,682	$291,692,078	$874,533,604	$-
	Derivatives:
	Equity Contracts
	Futures	1,690,603	1,690,603	-	-
	Swaps	64,756,663	-	64,756,663	-

	Total Equity Contracts	66,447,266	1,690,603	64,756,663	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	528,868	-	528,868	-

	Total Asset – Derivatives	66,976,134	1,690,603	65,285,531	-

	Total Assets	1,233,201,816	293,382,681	939,819,135	-

Liabilities
	Derivatives:
	Equity Contracts
	Futures	(14,001,634)	(14,001,634)	-	-
	Swaps	(3,184,594)	-	(3,184,594)	-

	Total Equity Contracts	(17,186,228)	(14,001,634)	(3,184,594)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,948,655)	-	(1,948,655)	-

	Total Liabilities – Derivatives	(19,134,883)	(14,001,634)	(5,133,249)	-

	Total Liabilities	(19,134,883)	(14,001,634)	(5,133,249)	-

	Total	$1,214,066,933	$279,381,047	$934,685,886	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 8.6%

Cyprus - 0.4%

Bank of Cyprus Holdings PLC *	1,749,914	$4,276,218
Bank of Cyprus Holdings PLC (XCYS)	61,252	151,411

		4,427,629

Iceland - 3.2%

Eik fasteignafelag HF *	22,136,835	2,225,338
Eimskipafelag Islands HF	866,300	2,008,939
Hagar HF *	8,675,298	3,733,672
Icelandair Group HF	13,611,800	2,009,722
N1 HF	2,077,900	2,504,001
Reginn HF *	11,083,700	2,766,716
Reitir fasteignafelag HF	6,161,882	5,557,697
Siminn HF	111,469,200	5,023,169
Sjova-Almennar Tryggingar HF	13,323,604	2,354,399
Tryggingamidstodin HF	4,076,000	1,500,957
Vatryggingafelag Islands HF	16,464,826	2,199,954

		31,884,564

Japan - 1.0%

Mitsubishi UFJ Financial Group Inc	501,800	3,334,770
Mizuho Financial Group Inc	1,046,000	1,906,206
Resona Holdings Inc	142,300	764,856
Sumitomo Mitsui Financial Group Inc	62,200	2,638,790
Sumitomo Mitsui Trust Holdings Inc	32,200	1,316,308

		9,960,930

Serbia - 0.0%

Komercijalna Banka AD Beograd *	4,056	76,195

Singapore - 0.5%

Yoma Strategic Holdings Ltd	14,753,033	4,797,540

South Korea - 1.1%

Hana Financial Group Inc	7,740	333,572
Hyundai Heavy Industries Co Ltd *	205	26,781
Hyundai Mobis Co Ltd	1,844	440,477
Hyundai Motor Co	3,155	425,945
KB Financial Group Inc *	7,171	415,898
Korea Electric Power Corp *	7,810	241,802
Korea Zinc Co Ltd	494	224,331
KT&G Corp	2,780	261,500
LG Chem Ltd *	759	277,057
LG Corp	3,147	258,324
LG Electronics Inc *	3,140	323,974
LG Household & Health Care Ltd	271	303,867
Lotte Chemical Corp	580	237,617
NAVER Corp	1,032	768,039
POSCO	937	299,091
S-Oil Corp	2,200	249,113
Samsung Biologics Co Ltd * ~	740	340,569
Samsung C&T Corp	2,840	367,539
Samsung Electronics Co Ltd	649	1,516,373
Samsung Fire & Marine Insurance Co Ltd	810	204,343
Samsung Life Insurance Co Ltd	3,370	367,067
Samsung SDI Co Ltd *	1,553	281,561
Samsung SDS Co Ltd	1,655	396,880
Shinhan Financial Group Co Ltd *	5,690	242,731
SK Holdings Co Ltd	900	253,836
SK Hynix Inc *	9,602	735,628
SK Innovation Co Ltd	1,351	268,523
SK Telecom Co Ltd	1,430	310,076
Woori Bank	16,761	227,902

		10,600,416

	Shares	Value

Turkey - 0.9%

Akbank Turk AS	1,161,700	$2,824,714
Turkiye Garanti Bankasi AS	1,060,200	2,939,757
Turkiye Is Bankasi AS ‘C’	1,632,100	2,964,336

		8,728,807

Vietnam - 1.5%

Bank for Foreign Trade of Vietnam JSC	290,200	912,718
Bank for Investment & Development of Vietnam JSC	161,500	314,289
Bao Viet Holdings	54,300	222,321
Binh Minh Plastics JSC	87,660	270,269
Coteccons Construction JSC	45,700	299,568
Danang Rubber JSC	23,400	30,616
Domesco Medical Import Export JSC	112,900	499,919
HA TIEN 1 Cement JSC	75,100	48,510
Hoa Phat Group JSC *	298,740	801,288
Hoa Sen Group	48,650	49,119
KIDO Group Corp	128,100	213,411
Kinh Bac City Development Share Holding Corp *	176,800	101,528
Masan Group Corp	327,800	1,584,011
PetroVietnam Drilling & Well Services JSC *	90,600	77,066
Petrovietnam Fertilizer & Chemicals JSC	133,000	128,373
PetroVietnam Gas JSC	56,700	318,348
PetroVietnam Nhon Trach 2 Power JSC	303,200	410,080
PetroVietnam Technical Services Corp	217,400	199,942
Pha Lai Thermal Power JSC	75,300	62,036
Refrigeration Electrical Engineering Corp	270,240	450,493
Saigon - Hanoi Commercial Joint Stock Bank *	325,617	184,721
Saigon Securities Inc	229,500	396,108
Saigon Thuong Tin Commercial JSB *	509,900	343,528
Tan Tao Investment & Industry JSC *	370,100	48,847
Viet Capital Securities JSC *	117,300	560,337
Vietnam Construction & Import-Export JSC	106,100	106,986
Vietnam Dairy Products JSC	156,300	1,422,531
Vietnam Joint Stock Commercial Bank for Industry & Trade	50,700	78,557
Vietnam Prosperity JSC Bank *	473,610	1,369,508
Vingroup JSC *	722,400	3,668,656

		15,173,684

Total Common Stocks (Cost $80,462,119)		85,649,765

	Principal Amount
CORPORATE BONDS & NOTES - 2.5%

Argentina - 0.7%

Banco Hipotecario SA 23.708% (ARS Deposit + 2.500%) due 01/12/20 § ~	ARS 73,560,000	3,558,733
YPF SA 27.125% (ARS Deposit + 4.000%) due 07/07/20 § ~	$4,418,000	3,283,232

		6,841,965

Ecuador - 0.7%

EP PetroEcuador 7.925% (USD LIBOR + 5.630%) due 09/24/19 § ~	3,498,632	3,542,365
Petroamazonas EP 4.625% due 02/16/20 ~	3,630,000	3,553,770

		7,096,135

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

Georgia - 0.4%

Bank of Georgia JSC 11.000% due 06/01/18	GEL 6,870,000	$2,847,464
11.000% due 06/01/20 ~	3,755,000	1,569,817

		4,417,281

Honduras - 0.3%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	$3,070,000	3,200,475

Indonesia - 0.1%

P.T. Jasa Marga Persero Tbk 7.500% due 12/11/20 ~	IDR 6,940,000,000	516,128

United States - 0.3%

Central Storage Safety Project Trust 4.823% due 02/01/38 ~	$2,725,000	2,828,054

Total Corporate Bonds & Notes (Cost $27,537,619)		24,900,038

SENIOR LOAN NOTES - 3.7%

Barbados - 0.9%

Barbados Government 11.782% (USD LIBOR + 10.000%) due 12/20/19 § Ω ±	8,960,000	8,858,949

Ethiopia - 0.5%

Ethiopian Railways Corp 5.716% (USD LIBOR + 3.750%) due 08/02/21 § Ω ±	5,211,111	5,070,891

Kenya - 0.1%

Republic of Kenya 6.533% (USD LIBOR + 5.000%) due 04/18/19 §	1,138,000	1,138,000

Tanzania - 2.2%

United Republic of Tanzania 7.034% (USD LIBOR + 5.200%) due 06/23/22 § Ω ±	21,000,000	21,318,948

Total Senior Loan Notes (Cost $36,011,103)		36,386,788

MORTGAGE-BACKED SECURITIES - 0.1%

United States - 0.1%

Fannie Mae (IO) 4.379% (6.250% - USD LIBOR) due 03/25/33 §	3,439,179	443,163
Freddie Mac (IO) 4.473% (6.250% - USD LIBOR) due 02/15/33 §	3,079,764	424,379
Government National Mortgage Association 1.964% (USD LIBOR + 0.300%) due 11/20/47 §	676	676

		868,218

Total Mortgage-Backed Securities (Cost $1,138,333)		868,218

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 58.9%

Albania - 1.4%

Albania Government 5.750% due 11/12/20 ~	EUR 9,812,000	$13,506,862

Australia - 0.8%

Australia Government 3.000% due 03/21/47 ~ ‡	AUD 11,150,000	8,254,774

Barbados - 1.2%

Barbados Government 6.625% due 12/05/35 ~	$15,119,000	11,188,060
7.000% due 08/04/22 ~	979,000	833,961

		12,022,021

Dominican Republic - 5.2%

Dominican Republic
10.375% due 03/04/22 ~	DOP 137,100,000	3,003,110
10.400% due 05/10/19 ~	604,000,000	12,638,340
14.000% due 06/08/18 ~	255,500,000	5,222,278
15.000% due 04/05/19 ~	166,500,000	3,643,574
15.950% due 06/04/21 ~	73,200,000	1,825,050
16.000% due 07/10/20 ~	120,200,000	2,863,060
16.950% due 02/04/22 ~	35,800,000	933,727
8.900% due 02/15/23 ~	1,023,650,000	21,306,756

		51,435,895

El Salvador - 4.7%

El Salvador Government
5.875% due 01/30/25 ~	$1,570,000	1,548,334
6.375% due 01/18/27 ~	6,727,000	6,651,321
7.650% due 06/15/35 ~	3,572,000	3,785,391
7.750% due 01/24/23 ~	5,746,000	6,283,941
8.250% due 04/10/32 ~	7,697,000	8,665,052
8.625% due 02/28/29 ~	16,754,000	19,267,100

		46,201,139

Georgia - 0.1%

Georgia Treasury 6.750% due 10/06/18	GEL 140,000	57,867
8.000% due 06/09/18	2,753,000	1,141,742
10.500% due 02/05/25	414,000	193,083
11.750% due 04/28/21	105,000	48,629

		1,441,321

Greece - 1.1%

Hellenic Republic Government
4.375% due 08/01/22 ~	EUR 6,491,000	8,351,488
3.500% due 01/30/23 ~	1,989,000	2,461,726

		10,813,214

Iceland - 3.6%

Iceland Rikisbref
5.000% due 11/15/28	ISK 930,916,836	9,227,154
6.500% due 01/24/31	2,336,642,357	26,333,900

		35,561,054

India - 3.1%

India Government
6.680% due 09/17/31	INR 1,475,000,000	20,910,305
6.790% due 05/15/27	237,000,000	3,456,796
7.610% due 05/09/30	408,000,000	6,202,414

		30,569,515

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value

Macedonia - 6.9%

Macedonia Government
4.875% due 12/01/20 ~	EUR 13,042,000	$17,615,047
2.750% due 01/18/25 ~	1,690,000	2,082,330
3.975% due 07/24/21 ~	36,831,000	48,748,864

		68,446,241

New Zealand - 7.3%

New Zealand Government
2.500% due 09/20/35 ^ ~	NZD 67,039,825	52,987,480
3.000% due 09/20/30 ^ ~	20,613,940	17,086,166
2.000% due 09/20/25 ^ ~	3,810,067	2,877,334

		72,950,980

Serbia - 14.2%

Serbia Treasury
5.750% due 07/21/23	RSD 5,519,210,000	61,799,373
5.875% due 02/08/28	1,852,110,000	20,374,635
6.000% due 02/22/19	458,030,000	4,897,011
10.000% due 03/20/21	716,450,000	8,731,298
10.000% due 06/05/21	790,410,000	9,738,453
10.000% due 09/11/21	287,290,000	3,576,120
10.000% due 02/05/22	2,573,600,000	32,438,597

		141,555,487

Sri Lanka - 8.2%

Sri Lanka Government
8.000% due 11/15/18	LKR 1,769,960,000	11,322,151
8.000% due 11/01/19	45,000,000	281,937
8.500% due 05/01/19	130,000,000	826,526
8.750% due 10/15/18	817,000,000	5,244,049
9.000% due 05/01/21	336,000,000	2,105,555
9.250% due 05/01/20	735,100,000	4,674,830
9.450% due 10/15/21	535,000,000	3,385,767
10.000% due 10/01/22	1,133,250,000	7,241,438
10.250% due 03/15/25	1,499,520,000	9,617,692
10.600% due 07/01/19	142,040,000	924,614
10.600% due 09/15/19	699,000,000	4,546,997
10.750% due 03/01/21	1,097,000,000	7,166,742
11.000% due 08/01/21	441,980,000	2,918,357
11.000% due 08/01/24	86,000,000	566,140
11.000% due 08/01/25	38,000,000	250,989
11.000% due 06/01/26	331,010,000	2,190,844
11.200% due 07/01/22	200,200,000	1,333,134
11.200% due 09/01/23	11,000,000	73,504
11.400% due 01/01/24	467,000,000	3,167,202
11.500% due 12/15/21	1,684,000,000	11,336,348
11.500% due 05/15/23	30,000,000	202,195
11.500% due 08/01/26	336,000,000	2,265,015

		81,642,026

Suriname - 0.1%

Republic of Suriname
9.250% due 10/26/2026 ~	$1,278,000	1,316,340

Thailand - 1.0%

Thailand Government 1.250% due 03/12/2028 ^ ~	THB 322,874,772	10,017,667

Total Foreign Government Bonds & Notes (Cost $550,628,620)		585,734,536

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 20.6%

Foreign Government Issues - 15.6%

Egypt Treasury Bills (Egypt)
17.250% due 08/14/18	EGP 26,825,000	$1,436,901
17.251% due 08/14/18	33,150,000	1,775,704
17.349% due 08/14/18	18,100,000	969,540
17.501% due 08/21/18	25,475,000	1,360,371
17.551% due 10/02/18	26,475,000	1,380,860
17.731% due 09/11/18	110,250,000	5,808,555
17.750% due 09/18/18	32,900,000	1,728,079
17.850% due 09/25/18	6,175,000	323,364
17.900% due 09/04/18	182,325,000	9,635,251
18.101% due 05/01/18	22,800,000	1,282,243
18.228% due 06/05/18	52,525,000	2,905,106
18.319% due 04/03/18	24,775,000	1,405,893
18.439% due 05/08/18	27,475,000	1,539,984
18.451% due 05/15/18	95,375,000	5,327,952
18.470% due 05/22/18	95,625,000	5,324,137
18.549% due 07/24/18	57,375,000	3,102,328
18.570% due 05/29/18	51,575,000	2,862,029
18.620% due 04/10/18	20,775,000	1,178,787
18.649% due 07/17/18	78,200,000	4,224,015
18.699% due 04/24/18	27,275,000	1,539,085
18.700% due 04/17/18	9,450,000	534,383
18.701% due 05/29/18	9,425,000	523,017
18.741% due 05/01/18	28,200,000	1,585,933
18.750% due 04/17/18	36,425,000	2,059,777
18.800% due 04/17/18	44,425,000	2,512,164
18.801% due 04/17/18	34,375,000	1,943,853
18.899% due 04/24/18	81,225,000	4,583,398
18.949% due 04/10/18	72,475,000	4,112,280
19.221% due 04/10/18	10,500,000	595,777
Georgia Treasury Bills (Georgia)
6.708% due 05/03/18	GEL 303,000	124,777
6.750% due 04/05/18	1,520,000	629,408
6.913% due 05/10/18	300,000	123,393
6.953% due 06/14/18	1,446,000	590,859
6.994% due 12/06/18	3,530,000	1,395,915
7.181% due 07/19/18	3,129,000	1,269,487
7.357% due 02/07/19	100,000	39,093
Kazakhstan Government (Kazakhstan)
8.200% due 04/11/18	KZT 3,182,670,000	9,942,017
8.270% due 07/27/18	1,756,511,000	5,349,970
8.400% due 05/18/18	4,503,200,000	13,940,237
Letras del Banco Central de la Republica Argentina
25.900% due 06/21/18 26.808% due 04/18/18	ARS 28,265,000 55,880,000	1,333,197 2,749,467
Nigeria Treasury Bills (Nigeria)
1.000% due 04/12/18	NGN 1,964,830,000	5,428,034
1.000% due 07/19/18	516,300,000	1,377,301
14.897% due 10/18/18	239,839,000	616,360
14.997% due 11/01/18	987,928,000	2,525,295
15.279% due 06/28/18	489,862,000	1,312,844
15.460% due 08/09/18	979,725,000	2,582,106
15.595% due 09/27/18	408,474,000	1,055,832
15.597% due 10/18/18	190,864,000	490,499
15.603% due 10/04/18	334,011,000	863,006
15.814% due 09/20/18 15.854% due 01/17/19	668,022,000 1,431,477,000	1,731,383 3,554,059
19.004% due 09/13/18	117,590,000	306,301
19.006% due 09/20/18	617,590,000	1,612,690
19.047% due 06/07/18	346,639,000	936,758
19.138% due 06/21/18	462,190,000	1,242,129
19.238% due 04/19/18	1,102,210,000	3,036,619
19.302% due 07/05/18	508,620,000	1,359,329
19.303% due 07/12/18	184,960,000	492,947
19.374% due 06/14/18	808,820,000	2,179,725
19.506% due 06/21/18	808,830,000	2,173,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
19.545% due 05/03/18	NGN 462,390,000	$1,266,916
19.555% due 05/03/18	843,990,000	2,312,474
19.750% due 04/05/18	1,272,390,000	3,524,750
20.496% due 08/16/18	123,520,000	324,633
20.693% due 09/13/18	531,120,000	1,383,472

		154,737,767

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $17,390,484; collateralized by U.S. Treasury Notes: 2.375% due 02/16/21 and value $17,741,346)	$17,389,943	17,389,943

U.S. Treasury Bills - 3.3%

1.380% due 05/03/18 ‡	11,000,000	10,984,648
1.478% due 05/24/18 ‡	6,750,000	6,733,954
1.593% due 05/17/18 ‡	15,000,000	14,969,313

		32,687,915

Total Short-Term Investments (Cost $203,933,429)		204,815,625

TOTAL INVESTMENTS - 94.4% (Cost $899,711,223)		938,354,970

DERIVATIVES - (3.3%)
(See Notes (e) through (i) in Notes to Schedule of Investments)		(32,575,680)

OTHER ASSETS & LIABILITIES, NET - 8.9%		88,230,257

NET ASSETS - 100.0%		$994,009,547

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $35,248,788 or 3.5% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2018, investments with a total aggregate value of $32,588,087 were fully or partially segregated with broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)	The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the period ended March 31, 2018 was $17,444,558 at a weighted average interest rate of 1.915%.

(d)	Reverse repurchase agreements outstanding as of March 31, 2018 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JPM	Australian Government 3.000% due 03/21/47	2.000%	03/21/18	04/12/18	($7,966,216)	AUD 10,359,918	($7,956,933)

(e)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Brent Crude	04/18	126	$8,733,639	$8,736,840	$3,201
Eurodollar	12/18	3,240	789,955,234	789,790,500	(164,734)

					(161,533)

Short Futures Outstanding
Eurodollar	12/19	3,240	787,564,515	787,441,500	123,015
U.S. 5-Year Interest Rate Swap	06/18	25	2,403,711	2,412,891	(9,180)
WTI Crude	04/18	1,361	78,720,935	88,383,340	(9,662,405)

					(9,548,570)

Total Futures Contracts					($9,710,103)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(f)	Forward Volatility Agreements Outstanding as of March 31, 2018 were as follows:

Description	Exercise Volatility Rate	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Call & Put - CHF/USD 1-Year vs. 1-Year	8.575%	$18,426,000	06/14/19	DUB	($48,110)
Call & Put - CHF/USD 1-Year vs. 1-Year	8.350%	9,581,000	06/19/19	BNP	(7,243)
Call & Put - EUR/USD 1-Year vs. 1-Year	8.550%	EUR 9,211,000	06/20/19	BNP	(94,648)

Total Forward Volatility Agreements					($150,001)

(g)	Forward foreign currency contracts outstanding as of March 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
ARS	27,540,000	USD	1,378,723	04/18	BNP	$-	($25,163)
ARS	37,562,985	USD	1,823,889	04/18	BNP	23,259	-
ARS	37,562,985	USD	1,893,773	04/18	DUB	-	(42,741)
ARS	25,706,000	USD	1,268,461	04/18	JPM	-	(5,701)
ARS	62,025,620	USD	2,969,154	05/18	BNP	33,739	-
ARS	227,775,000	USD	10,725,171	06/18	BNP	196,763	-
ARS	242,313,700	USD	11,303,395	06/18	DUB	303,924	-
AUD	20,148,000	USD	15,144,708	04/18	DUB	329,556	-
AUD	57,363,184	USD	44,926,713	05/18	GSC	-	(867,807)
AUD	5,960,000	USD	4,660,076	05/18	SCB	-	(82,152)
AUD	4,120,000	USD	3,340,434	06/18	GSC	-	(175,762)
CNH	59,415,000	USD	9,349,331	06/18	DUB	87,976	-
CNH	70,345,000	USD	11,066,399	06/18	SCB	106,997	-
COP	29,226,883,000	USD	10,190,240	04/18	DUB	266,503	-
COP	6,832,470,000	USD	2,344,946	05/18	BNP	98,134	-
COP	40,531,748,433	USD	14,030,546	05/18	CIT	456,275	-
COP	17,108,119,000	USD	5,862,358	05/18	JPM	254,978	-
COP	39,422,943,000	USD	13,718,721	05/18	SCB	380,920	-
COP	83,379,365,000	USD	29,082,073	06/18	CIT	698,004	-
COP	7,074,905,000	USD	2,479,812	06/18	DUB	45,927	-
COP	6,286,598,000	USD	2,193,165	06/18	JPM	50,389	-
COP	27,767,236,000	USD	9,692,928	06/18	SCB	225,728	-
CZK	143,185,000	EUR	5,627,235	04/18	GSC	11,704	-
CZK	26,487,000	EUR	1,050,029	05/18	CIT	-	(9,898)
CZK	924,548,000	EUR	36,143,393	05/18	JPM	279,993	-
CZK	142,766,000	EUR	5,607,463	06/18	GSC	6,285	-
CZK	333,724,500	EUR	13,082,105	06/18	JPM	39,734	-
CZK	143,185,000	EUR	5,617,081	08/18	GSC	4,181	-
CZK	751,983,500	EUR	29,477,989	09/18	JPM	9,716	-
DOP	104,151,000	USD	2,103,636	07/18	CIT	-	(28,183)
EUR	5,631,662	CZK	143,185,000	04/18	GSC	-	(6,257)
EUR	8,398,585	CZK	213,660,000	05/18	JPM	-	(8,002)
EUR	4,640,938	HUF	1,447,230,000	04/18	CIT	10,631	-
EUR	10,581,124	HUF	3,284,063,586	04/18	GSC	82,530	-
EUR	4,805,960	HUF	1,491,337,000	04/18	SCB	38,712	-
EUR	3,627,076	HUF	1,134,708,000	05/18	DUB	-	(5,441)
EUR	2,569,310	HUF	795,750,000	05/18	GSC	27,891	-
EUR	6,329,889	HUF	1,988,494,000	06/18	CIT	-	(40,329)
EUR	10,502,450	HUF	3,284,063,586	06/18	GSC	-	(6,836)
EUR	2,905,750	NOK	27,807,000	04/18	JPM	28,024	-
EUR	2,680,526	RON	13,001,889	01/19	BNP	-	(53,171)
EUR	4,573,084	RON	22,104,000	01/19	CIT	-	(72,920)
EUR	8,418,194	RON	40,718,000	01/19	DUB	-	(139,524)
EUR	2,801,617	RON	13,515,000	01/19	JPM	-	(37,646)
EUR	9,229,531	RON	44,583,091	02/19	BNP	-	(120,522)
EUR	11,854,787	RON	57,312,000	02/19	CIT	-	(172,165)
EUR	8,098,312	RON	39,116,000	02/19	DUB	-	(98,940)
EUR	3,188,887	RON	15,380,000	02/19	JPM	-	(31,701)
EUR	410,976	RON	1,983,000	02/19	SCB	-	(4,560)
EUR	9,224,964	SEK	93,166,000	04/18	DUB	193,089	-
EUR	9,464,810	SEK	95,060,000	05/18	DUB	261,815	-
EUR	9,105,601	SEK	91,443,000	06/18	GSC	253,178	-
EUR	1,597,498	USD	2,004,584	04/18	JPM	-	(38,669)
EUR	707,613	USD	857,002	04/18	JPM	13,802	-
EUR	2,845,490	USD	3,512,444	05/18	SCB	1,279	-
EUR	3,994,000	USD	4,976,262	06/18	DUB	-	(39,215)
EUR	492,400	USD	579,210	06/18	SCB	29,705	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
EUR	911,069	USD	1,134,491	07/18	GSC	$-	($5,073)
EUR	2,966,566	USD	3,677,355	07/18	GSC	186	-
ILS	184,990,000	USD	53,530,297	05/18	GSC	-	(675,445)
INR	82,410,000	USD	1,260,284	05/18	CIT	-	(469)
INR	1,640,261,000	USD	25,021,143	05/18	DUB	53,797	-
INR	282,810,000	USD	4,281,432	06/18	GSC	24,836	-
INR	441,500,000	USD	6,683,824	06/18	UBS	38,772	-
JPY	368,588,127	USD	3,461,571	05/18	SCB	13,322	-
KRW	5,504,200,000	USD	5,153,263	04/18	BNP	29,388	-
KRW	31,530,134,827	USD	29,490,878	04/18	GSC	197,298	-
KRW	11,040,000,000	USD	10,356,473	05/18	GSC	42,669	-
KRW	4,106,740,000	USD	3,846,315	05/18	SCB	22,034	-
KZT	2,068,656,000	USD	6,275,766	04/18	DUB	192,408	-
KZT	4,495,560,041	USD	13,648,460	04/18	GSC	404,717	-
KZT	502,854,000	USD	1,557,306	04/18	JPM	12,362	-
KZT	3,813,745,000	USD	11,403,214	05/18	DUB	467,613	-
KZT	3,400,349,000	USD	9,879,471	05/18	GSC	716,745	-
KZT	3,540,190,667	USD	10,190,893	05/18	SCB	824,773	-
KZT	869,000,000	USD	2,525,429	06/18	CIT	168,828	-
KZT	1,111,395,064	USD	3,349,245	06/18	SCB	100,245	-
KZT	181,564,936	USD	523,242	07/18	DUB	37,754	-
KZT	785,664,000	USD	2,352,287	07/18	GSC	73,656	-
KZT	1,982,064,000	USD	5,899,000	07/18	SCB	223,812	-
KZT	883,646,538	USD	2,510,359	08/18	DUB	205,687	-
MAD	7,413,000	USD	730,345	06/18	BNP	72,881	-
MAD	10,815,000	USD	1,058,012	06/18	SCB	112,989	-
MAD	88,546,000	USD	8,766,931	07/18	SCB	776,422	-
MAD	57,585,000	USD	5,822,548	12/18	BNP	326,300	-
MAD	30,301,000	USD	3,062,873	12/18	SCB	172,849	-
MAD	19,156,000	USD	2,001,975	01/19	BNP	38,630	-
NOK	101,086,057	EUR	10,496,450	04/18	CIT	-	(19,750)
NOK	101,333,943	EUR	10,523,299	04/18	JPM	-	(21,163)
NOK	45,989,000	EUR	4,757,417	05/18	CIT	-	(652)
NOK	53,084,000	EUR	5,488,534	05/18	DUB	3,600	-
NOK	106,157,000	EUR	10,976,157	05/18	GSC	5,228	-
NOK	85,370,000	EUR	8,806,660	08/18	BOA	-	(2,651)
NOK	89,243,000	EUR	9,200,309	08/18	CIT	4,538	-
NZD	872,802	USD	628,941	05/18	GSC	1,766	-
OMR	3,620,000	USD	9,332,302	01/19	BNP	-	(2,539)
PEN	27,198,000	USD	8,386,420	04/18	JPM	43,688	-
PEN	38,389,000	USD	11,738,678	05/18	SCB	143,633	-
PHP	80,260,000	USD	1,579,206	04/18	DUB	-	(44,968)
PHP	161,900,000	USD	3,184,814	04/18	GSC	-	(89,957)
PHP	472,658,000	USD	9,155,780	05/18	BNP	-	(130,984)
PHP	312,635,000	USD	6,058,231	05/18	JPM	-	(88,868)
PHP	309,907,000	USD	5,998,394	05/18	UBS	-	(81,118)
PLN	22,700,000	EUR	5,452,962	04/18	CIT	-	(85,770)
PLN	57,707,000	EUR	13,860,214	04/18	GSC	-	(196,431)
PLN	23,960,000	EUR	5,749,722	04/18	SCB	-	(75,844)
PLN	2,375,000	EUR	568,549	05/18	BNP	-	(7,060)
PLN	15,756,000	EUR	3,717,006	05/18	DUB	20,766	-
PLN	13,756,000	EUR	3,263,786	05/18	GSC	-	(4,812)
PLN	27,021,000	EUR	6,423,818	06/18	CIT	-	(37,710)
PLN	43,951,000	EUR	10,410,982	06/18	GSC	-	(14,071)
RON	11,066,000	EUR	2,309,506	02/19	DUB	2,926	-
RSD	661,294,552	EUR	5,444,994	04/18	CIT	160,408	-
RSD	306,528,000	EUR	2,521,752	04/18	DUB	82,234	-
RSD	337,336,000	EUR	2,837,503	05/18	CIT	3,213	-
RSD	172,705,000	EUR	1,452,768	05/18	DUB	1,572	-
RSD	270,611,000	EUR	2,192,958	09/18	CIT	67,060	-
RSD	2,120,584,000	EUR	17,118,463	09/18	DUB	632,451	-
RSD	343,609,000	EUR	2,789,278	10/18	DUB	72,713	-
RUB	936,642,317	USD	16,553,862	04/18	BNP	-	(217,210)
RUB	41,170,000	USD	692,107	04/18	BOA	25,678	-
RUB	914,548,000	USD	16,163,375	04/18	CSF	-	(212,086)
RUB	204,001,000	USD	3,542,514	04/18	DUB	14,656	-
RUB	152,774,000	USD	2,519,360	04/18	GSC	144,205	-
RUB	1,244,028,543	USD	21,481,698	05/18	BNP	135,066	-
RUB	512,963,000	USD	8,958,801	05/18	BOA	-	(51,830)
RUB	388,409,863	USD	6,711,533	05/18	CSF	37,339	-
RUB	485,771,277	USD	8,371,037	05/18	DUB	70,516	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
RUB	509,917,000	USD	8,846,429	07/18	BOA	$-	($47,349)
RUB	1,822,000,000	USD	31,746,541	07/18	CSF	-	(354,327)
SEK	93,166,000	EUR	9,379,643	04/18	DUB	-	(383,562)
SEK	95,060,000	EUR	9,593,009	05/18	DUB	-	(420,086)
SEK	91,443,000	EUR	9,338,232	06/18	GSC	-	(540,689)
SGD	56,592,770	USD	42,907,656	04/18	DUB	260,844	-
SGD	17,860,000	USD	13,618,929	04/18	GSC	6,803	-
SGD	557,000	USD	421,261	05/18	BOA	3,943	-
SGD	20,571,735	USD	15,606,165	05/18	DUB	95,651	-
SGD	12,684,000	USD	9,622,577	05/18	GSC	63,433	-
THB	121,980,000	USD	3,839,471	05/18	CIT	66,151	-
THB	227,669,316	USD	7,305,774	05/18	DUB	-	(16,134)
THB	235,180,121	USD	7,441,793	05/18	DUB	89,453	-
THB	33,892,175	USD	1,092,063	05/18	SCB	-	(6,885)
THB	141,504,000	USD	4,278,924	05/18	SCB	251,829	-
TRY	47,223,813	USD	12,129,409	04/18	GSC	-	(195,253)
TRY	32,790,130	USD	8,449,976	04/18	SCB	-	(193,633)
TRY	25,674,870	USD	6,159,998	01/19	DUB	-	(226,705)
TRY	25,675,000	USD	6,158,551	01/19	SCB	-	(225,229)
TRY	25,674,870	USD	5,571,803	02/20	DUB	-	(282,118)
TRY	109,879,813	USD	23,895,484	02/20	GSC	-	(1,242,517)
TRY	32,619,787	USD	7,030,030	02/20	JPM	-	(295,928)
TRY	80,065,130	USD	17,398,959	02/20	SCB	-	(911,256)
TWD	185,000,000	USD	6,389,225	04/18	GSC	-	(22,052)
TWD	93,000,000	USD	3,204,686	04/18	JPM	-	(3,892)
TWD	139,070,000	USD	4,782,325	04/18	JPM	4,068	-
TWD	169,000,000	USD	5,834,225	04/18	SCB	-	(17,727)
USD	3,787,162	AED	14,000,000	05/19	SCB	-	(19,765)
USD	2,726,094	AED	10,092,000	07/19	BNP	-	(17,426)
USD	2,909,994	AED	10,776,000	07/19	SCB	-	(19,472)
USD	56,272,143	AED	207,560,000	02/20	BNP	-	(98,948)
USD	5,950,521	BHD	2,285,000	09/19	BOA	-	(34,978)
USD	4,169,483	BHD	1,604,000	09/19	SCB	-	(30,980)
USD	4,423,026	BHD	1,703,000	10/19	BOA	-	(30,474)
USD	15,255,359	BHD	5,862,000	10/19	SCB	-	(87,601)
USD	3,816,199	BHD	1,470,000	11/19	BOA	-	(26,193)
USD	2,028,609	BHD	780,000	02/20	BNP	350	-
USD	7,157,421	BHD	2,761,000	03/20	BNP	-	(14,862)
USD	9,171,761	CLP	5,476,000,000	05/18	JPM	102,786	-
USD	1,742,107	CLP	1,060,020,000	06/18	BNP	-	(12,809)
USD	7,405,189	COP	21,264,000,000	04/18	CIT	-	(203,196)
USD	23,040	EUR	18,722	04/18	DUB	-	(6)
USD	19,601,873	EUR	16,477,839	04/18	JPM	-	(676,103)
USD	21,776	EUR	17,667	04/18	JPM	29	-
USD	13,920,137	EUR	11,688,342	04/18	SCB	-	(469,823)
USD	22,388,355	EUR	18,757,000	05/18	JPM	-	(750,414)
USD	28,752	EUR	23,169	05/18	JPM	132	-
USD	76,699,602	EUR	63,850,799	05/18	SCB	-	(2,125,905)
USD	68,587,709	EUR	54,890,586	05/18	SCB	888,769	-
USD	876,037	EUR	763,032	06/18	BNP	-	(67,159)
USD	5,422,676	EUR	4,664,619	06/18	DUB	-	(343,333)
USD	13,061,375	EUR	10,527,424	06/18	DUB	25,661	-
USD	9,475,258	EUR	7,668,065	06/18	GSC	-	(14,327)
USD	1,818,132	EUR	1,456,043	06/18	GSC	16,211	-
USD	7,352,606	EUR	6,160,715	06/18	SCB	-	(265,837)
USD	88,957,314	EUR	70,950,680	07/18	GSC	993,579	-
USD	17,842,699	EUR	14,237,204	07/18	SCB	173,882	-
USD	11,044,399	EUR	8,855,000	08/18	DUB	24,652	-
USD	67,088,248	EUR	53,834,272	08/18	SCB	198,147	-
USD	34,627,808	EUR	27,460,593	09/18	JPM	416,160	-
USD	4,599,340	INR	299,440,000	05/18	DUB	21,751	-
USD	1,516,809	INR	99,982,000	06/18	CIT	-	(5,589)
USD	11,885,816	JPY	1,324,527,795	05/18	SCB	-	(601,274)
USD	3,333,509	JPY	359,889,000	08/18	GSC	-	(78,628)
USD	8,047,977	KRW	8,602,000,000	04/18	BNP	-	(51,503)
USD	16,115,395	KRW	17,209,630,001	04/18	DUB	-	(88,867)
USD	9,465,876	KRW	10,100,540,000	04/18	GSC	-	(44,601)
USD	26,091,017	KRW	27,851,900,000	05/18	BNP	-	(144,114)
USD	9,723,591	KRW	10,456,750,000	05/18	GSC	-	(132,811)
USD	1,813,397	KZT	579,471,000	04/18	SCB	-	(2,273)
USD	6,205,359	MAD	57,201,000	07/18	SCB	40,679	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,099,377	MAD	19,541,000	12/18	BNP	$12,816	$-
USD	11,945,594	NZD	17,385,708	04/18	DUB	-	(619,230)
USD	68,931,343	NZD	94,808,472	05/18	GSC	420,574	-
USD	13,592,468	NZD	18,646,000	05/18	SCB	119,725	-
USD	13,411,021	NZD	18,181,768	06/18	GSC	274,148	-
USD	13,593,555	NZD	18,731,000	06/18	JPM	59,977	-
USD	22,086,744	NZD	30,150,000	07/18	GSC	303,260	-
USD	18,370,012	OMR	7,596,000	01/19	BNP	-	(1,206,579)
USD	15,544,304	OMR	6,140,000	04/19	BNP	-	(229,620)
USD	7,784,191	OMR	3,102,000	05/19	BNP	-	(174,046)
USD	3,992,320	OMR	1,601,000	05/19	SCB	-	(110,028)
USD	11,279,478	OMR	4,496,000	06/19	SCB	-	(236,565)
USD	53,354,577	OMR	21,678,000	08/19	BNP	-	(1,971,067)
USD	2,528,204	PEN	8,247,000	04/18	BOA	-	(27,981)
USD	6,095,710	PEN	19,884,000	04/18	SCB	-	(67,389)
USD	3,561,232	PEN	11,600,000	05/18	BNP	-	(29,245)
USD	5,787,893	PEN	18,883,000	05/18	BOA	-	(56,846)
USD	2,135,681	PEN	6,973,000	05/18	DUB	-	(22,628)
USD	3,607,191	PHP	188,620,000	05/18	GSC	5,735	-
USD	2,394,038	QAR	8,834,000	12/18	BNP	-	(23,592)
USD	8,112,871	QAR	30,166,000	12/18	SCB	-	(143,449)
USD	7,652,761	QAR	28,173,000	01/19	BNP	-	(55,738)
USD	2,883,165	QAR	10,650,410	01/19	SCB	-	(30,915)
USD	3,797,205	SGD	5,018,671	04/18	DUB	-	(30,757)
USD	3,884,095	THB	121,980,000	05/18	CIT	-	(21,527)
USD	5,772,561	THB	180,000,000	05/18	CIT	9,223	-
USD	12,598,442	THB	397,180,121	05/18	DUB	-	(119,808)
USD	2,375,261	THB	73,829,050	05/18	DUB	11,362	-
USD	9,446,570	THB	304,104,000	05/18	SCB	-	(290,398)
USD	12,320,648	TRY	47,223,813	04/18	GSC	386,491	-
USD	8,516,917	TRY	32,790,130	04/18	SCB	260,574	-
USD	6,157,043	TRY	25,674,870	01/19	DUB	223,751	-
USD	6,164,466	TRY	25,675,000	01/19	SCB	231,144	-
USD	3,030,626	TWD	88,070,000	04/18	CIT	-	(492)
USD	12,831,539	TWD	373,000,000	04/18	GSC	-	(6,058)
USD	3,786,966	TWD	110,000,000	04/18	JPM	1,080	-
USD	516,560	TWD	15,000,000	04/18	SCB	303	-
USD	3,234,220	TWD	93,000,000	07/18	JPM	3,707	-
USD	6,504,923	TWD	185,000,000	10/18	GSC	27,938	-
USD	5,938,785	TWD	169,000,000	10/18	SCB	21,972	-
USD	4,933,310	TWD	139,070,000	04/19	JPM	-	(8,841)
USD	3,900,418	ZAR	49,184,000	04/18	GSC	-	(249,183)
USD	3,820,142	ZAR	53,333,000	05/18	BNP	-	(659,126)
USD	9,030,238	ZAR	121,538,000	06/18	SCB	-	(1,136,649)
USD	6,155,551	ZAR	86,387,000	06/18	UBS	-	(1,070,651)
USD	15,530,642	ZAR	192,108,000	07/18	BOA	-	(481,755)
USD	6,887,631	ZAR	85,200,000	07/18	DUB	-	(213,874)
UYU	329,305,000	USD	11,042,250	04/18	CIT	542,843	-
UYU	104,240,000	USD	3,461,973	05/18	CIT	195,737	-
UYU	130,224,293	USD	4,506,031	05/18	JPM	64,200	-
UYU	140,747,000	USD	4,662,040	06/18	CIT	245,153	-
UYU	105,870,000	USD	3,462,067	08/18	CIT	190,761	-
UYU	142,000,000	USD	4,616,385	09/18	CIT	250,759	-
UYU	142,680,000	USD	4,615,982	10/18	CIT	246,689	-
UYU	174,980,000	USD	5,631,799	11/18	CIT	296,979	-
ZAR	35,140,000	USD	2,949,329	06/18	SCB	-	(9,895)
ZAR	60,710,000	USD	4,848,654	06/18	SCB	229,688	-
ZAR	80,929,000	USD	6,863,421	06/18	UBS	-	(93,775)
ZAR	173,788,000	USD	14,686,886	07/18	BOA	-	(201,477)

Total Forward Foreign Currency Contracts						$20,257,122	($25,623,563)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(h)	Purchased options outstanding as of March 31, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.69	04/23/18	SCB	$40,900,000	$62,168	$4,090
Call - CNH versus USD	6.69	04/24/18	CIT	35,740,000	55,397	3,574
Call - CNH versus USD	6.65	04/26/18	CIT	24,000,000	36,600	2,400
Call - CNH versus USD	6.85	07/23/18	CIT	42,000,000	95,550	16,800
Call - CNH versus USD	6.86	08/09/18	BNP	44,800,000	142,912	31,360
Call - CNH versus USD	6.96	08/20/18	SCB	24,660,000	85,077	14,796
Call - CNH versus USD	7.45	11/09/18	CIT	44,200,000	168,844	22,100
Call - CNH versus USD	7.45	11/09/18	JPM	40,330,000	151,641	20,165
Call - CNH versus USD	7.40	11/12/18	BOA	43,700,000	182,010	26,220
Call - CNH versus USD	7.40	11/12/18	DUB	9,930,000	40,514	5,958
Call - CNH versus USD	7.40	11/12/18	GSC	30,900,000	127,092	18,540
Call - EUR versus USD	$0.87	02/24/22	GSC	38,670,000	773,013	146,946
Call - EUR versus USD	0.88	02/28/22	BNP	38,644,000	730,372	146,847
Call - EUR versus USD	0.88	05/16/22	CIT	12,250,000	95,611	49,000

					2,746,801	508,796

Put - EUR versus USD	1.21	02/27/20	CIT	EUR 42,195,000	876,400	773,590
Put - EUR versus USD	1.21	02/27/20	GSC	21,043,000	432,428	393,564
Put - EUR versus USD	1.22	02/27/20	BNP	21,042,000	469,155	440,149

					1,777,983	1,607,303

Total Foreign Currency Options					$4,524,784	$2,116,099

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100	GBP 6,275.00	02/15/22	GSC	774	GBP 4,856,850	$1,094,805	$977,088

Total Purchased Options						$5,619,589	$3,093,187

(i)	Swap agreements outstanding as of March 31, 2018 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bulgaria Government	Q	1.000%	06/20/18	BNP	0.079%	$2,490,000	($6,091)	$14,533	($20,624)
Croatia Government	Q	1.000%	06/20/18	BNP	0.145%	5,040,000	(11,556)	410,400	(421,956)
Croatia Government	Q	1.000%	06/20/18	CIT	0.145%	15,660,000	(35,908)	1,471,849	(1,507,757)
Bulgaria Government	Q	1.000%	12/20/18	BNP	0.079%	3,000,000	(21,169)	32,623	(53,792)
Lebanon Government	Q	5.000%	12/20/18	GSC	2.559%	7,382,000	(142,268)	(413,485)	271,217
Poland Government	Q	1.000%	09/20/19	BOA	0.096%	5,360,000	(72,957)	(91,861)	18,904
Croatia Government	Q	1.000%	03/20/20	BNP	0.250%	4,255,000	(63,531)	327,874	(391,405)
Croatia Government	Q	1.000%	06/20/20	CIT	0.266%	282,000	(4,618)	21,105	(25,723)
Qatar Government	Q	1.000%	12/20/20	GSC	0.432%	22,380,000	(344,309)	338,571	(682,880)
Qatar Government	Q	1.000%	06/20/21	CIT	0.486%	7,993,760	(130,403)	48,981	(179,384)
Qatar Government	Q	1.000%	06/20/21	GSC	0.486%	8,006,000	(130,602)	44,716	(175,318)
Oman Government	Q	1.000%	06/20/22	BOA	1.647%	7,260,000	182,045	354,529	(172,484)
Oman Government	Q	1.000%	12/20/22	BOA	1.877%	5,808,000	218,478	327,685	(109,207)
Qatar Government	Q	1.000%	12/20/22	GSC	0.794%	4,650,000	(43,878)	(41,238)	(2,640)
South Africa Government	Q	1.000%	12/20/22	JPM	1.370%	6,750,000	106,809	631,672	(524,863)
South Africa Government	Q	1.000%	03/20/23	BNP	1.438%	50,000,000	985,052	4,657,747	(3,672,695)
Malaysia Government	Q	1.000%	06/20/23	BNP	0.731%	6,400,000	(85,549)	(82,786)	(2,763)
Qatar Government	Q	1.000%	12/20/23	GSC	0.984%	18,011,000	(20,864)	36,676	(57,540)
Qatar Government	Q	1.000%	09/20/24	GSC	1.104%	2,390,000	13,733	(2,072)	15,805
South Africa Government	Q	1.000%	12/20/25	BNP	2.100%	9,770,000	701,659	1,812,248	(1,110,589)
Colombia Government	Q	1.000%	06/20/28	GSC	1.785%	8,653,000	558,463	596,612	(38,149)

							1,652,536	10,496,379	(8,843,843)

				Exchange
South Africa Government	Q	1.000%	06/20/21	ICE	0.868%	17,160,000	(75,527)	1,701,512	(1,777,039)
Qatar Government	Q	1.000%	12/20/22	ICE	0.794%	18,311,496	(172,787)	196	(172,983)
Chile Government	Q	1.000%	06/20/23	ICE	0.509%	18,441,000	(447,276)	(421,851)	(25,425)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	Q	1.000%	06/20/23	ICE	1.066%	$26,980,000	$75,508	$110,537	($35,029)
Malaysia Government	Q	1.000%	06/20/23	ICE	0.737%	130,000,000	(1,677,981)	(1,619,025)	(58,956)
Mexico Government	Q	1.000%	06/20/23	ICE	1.088%	40,764,000	155,036	397,712	(242,676)
Russian Government	Q	1.000%	06/20/23	ICE	1.233%	96,039,000	1,037,219	1,057,530	(20,311)
France Government	Q	0.250%	12/20/24	ICE	0.244%	5,841,000	(2,823)	7,198	(10,021)
South Africa Government	Q	1.000%	06/20/27	ICE	2.313%	2,200,000	207,853	302,627	(94,774)
Qatar Government	Q	1.000%	12/20/27	ICE	1.429%	2,377,704	79,959	101,798	(21,839)
Qatar Government	Q	1.000%	12/20/27	ICE	1.453%	537,000	19,503	24,184	(4,681)
France Government	Q	0.250%	06/20/28	ICE	0.377%	27,409,000	301,386	356,522	(55,136)
France Government	Q	0.250%	06/20/28	ICE	0.377%	1,168,000	14,974	14,811	163
France Government	Q	0.250%	06/20/28	ICE	0.244%	1,752,000	22,095	22,582	(487)

							(462,861)	2,056,333	(2,519,194)

							$1,189,675	$12,552,712	($11,363,037)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/20	BNP	1.117%	$4,153,000	($9,114)	($209,755)	$200,641
Turkey Government	Q	1.000%	06/20/20	GSC	1.117%	5,310,000	(11,653)	(224,746)	213,093
Turkey Government	Q	1.000%	06/20/23	BNP	1.923%	10,543,000	(453,481)	(463,893)	10,412
Turkey Government	Q	1.000%	12/20/26	BNP	2.698%	12,262,373	(1,454,213)	(2,083,676)	629,463
Turkey Government	Q	1.000%	12/20/26	GSC	2.698%	5,109,322	(605,922)	(873,389)	267,467
Turkey Government	Q	1.000%	12/20/27	GSC	2.813%	19,889,000	(2,712,833)	(2,941,270)	228,437

							($5,247,216)	($6,796,729)	$1,549,513

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx FINSNR 28 5Y	Q	1.000%	12/20/22	ICE	EUR 51,830,000	($1,359,177)	($1,375,513)	$16,336
CDX EM 29 5Y	Q	1.000%	06/20/23	ICE	$1,000,000	17,364	20,300	(2,936)

						($1,341,813)	($1,355,213)	$13,400

Total Credit Default Swaps						($5,399,354)	$4,400,770	($9,800,124)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Floating Rate (Currency Delivered)	Notional Amount on Fixed Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CLP 8,745,355,962	CLF 327,985	S	6-Month Sinacofi-CLP	GSC	0.885%	10/04/22	($96,004)	$-	($96,004)
8,745,936,495	327,985	S	6-Month Sinacofi-CLP	GSC	0.900%	10/05/22	(84,721)	-	(84,721)
4,373,273,488	163,993	S	6-Month Sinacofi-CLP	GSC	0.900%	10/06/22	(42,143)	-	(42,143)
8,748,812,924	327,985	S	6-Month Sinacofi-CLP	GSC	0.920%	10/11/22	(67,643)	-	(67,643)
3,811,832,258	143,068	S	6-Month Sinacofi-CLP	GSC	0.910%	10/26/22	(29,775)	-	(29,775)
1,524,333,853	57,227	S	6-Month Sinacofi-CLP	GSC	0.950%	10/28/22	(6,494)	-	(6,494)
7,814,337,140	292,098	S	6-Month Sinacofi-CLP	GSC	0.960%	12/04/22	(14,024)	-	(14,024)
1,595,085,377	59,612	S	6-Month Sinacofi-CLP	GSC	0.950%	12/05/22	(4,065)	-	(4,065)
1,120,950,118	41,824	S	6-Month Sinacofi-CLP	GSC	0.990%	01/04/23	2,452	-	2,452

							($342,417)	$-	($342,417)

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)		Notional Amount on Floating Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KRW	9,485,800,000	$8,366,379	S	6-Month USD-LIBOR	BNP	1.095%	03/02/20	($482,373)	$-	($482,373)
	7,239,100,000	6,254,082	S	6-Month USD-LIBOR	BNP	1.190%	03/08/20	(512,099)	-	(512,099)
	9,348,500,000	8,394,092	S	6-Month USD-LIBOR	BNP	1.230%	03/31/20	(335,693)	-	(335,693)
	5,504,200,000	4,850,028	S	6-Month USD-LIBOR	BNP	1.180%	04/20/20	(284,864)	-	(284,864)

								($1,615,029)	$-	($1,615,029)

Total Cross Currency Swaps								($1,957,446)	$-	($1,957,446)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day INR-MIBOR	S/S	BOA	6.120%	06/14/22	INR 3,050,500,000	($773,552)	$-	($773,552)
1-Day INR-MIBOR	S/S	BOA	6.093%	06/15/22	1,255,800,000	(341,742)	-	(341,742)
1-Day INR-MIBOR	S/S	GSC	6.100%	06/15/22	890,414,000	(238,285)	-	(238,285)
1-Day INR-MIBOR	S/S	GSC	6.120%	06/19/22	621,400,000	(160,551)	-	(160,551)
1-Day INR-MIBOR	S/S	SCB	6.130%	06/19/22	486,700,000	(122,818)	-	(122,818)
1-Day INR-MIBOR	S/S	JPM	6.160%	06/21/22	164,052,000	(38,553)	-	(38,553)
1-Day INR-MIBOR	S/S	CIT	6.120%	06/29/22	921,000,000	(247,967)	-	(247,967)
1-Day INR-MIBOR	S/S	CIT	6.135%	06/29/22	454,400,000	(118,244)	-	(118,244)
1-Day INR-MIBOR	S/S	BOA	6.150%	06/29/22	849,600,000	(213,424)	-	(213,424)
1-Day INR-MIBOR	S/S	GSC	6.155%	06/29/22	853,000,000	(211,715)	-	(211,715)
1-Day INR-MIBOR	S/S	SCB	6.095%	08/21/22	81,400,000	(23,188)	-	(23,188)
1-Day INR-MIBOR	S/S	DUB	6.100%	08/21/22	125,600,000	(35,868)	-	(35,868)
1-Day INR-MIBOR	S/S	DUB	6.685%	12/22/22	454,100,000	27,835	-	27,835
1-Day INR-MIBOR	S/S	BOA	6.688%	12/22/22	536,000,000	33,737	-	33,737
1-Day INR-MIBOR	S/S	SCB	6.675%	12/26/22	453,200,000	33,569	-	33,569
1-Day INR-MIBOR	S/S	JPM	6.685%	12/27/22	529,500,000	31,830	-	31,830
1-Day INR-MIBOR	S/S	DUB	6.700%	12/27/22	529,800,000	37,075	-	37,075
1-Day INR-MIBOR	S/S	GSC	6.755%	01/04/23	353,200,000	37,230	-	37,230
1-Day INR-MIBOR	S/S	BOA	6.608%	01/09/23	446,700,000	3,377	-	3,377

						(2,321,254)	-	(2,321,254)

		Exchange
28-Day MXN-TIIE	L/L	CME	6.827%	06/28/19	MXN 1,588,740,000	(1,042,125)	-	(1,042,125)
28-Day MXN-TIIE	L/L	CME	6.826%	07/01/19	1,571,700,000	(1,027,905)	-	(1,027,905)
28-Day MXN-TIIE	L/L	CME	7.005%	08/19/19	368,790,000	(199,696)	-	(199,696)
28-Day MXN-TIIE	L/L	CME	7.035%	08/19/19	368,790,000	(199,239)	-	(199,239)
28-Day MXN-TIIE	L/L	CME	6.998%	08/21/19	372,740,000	(211,352)	-	(211,352)
28-Day MXN-TIIE	L/L	CME	7.005%	08/22/19	312,150,000	(175,127)	-	(175,127)
28-Day MXN-TIIE	L/L	CME	7.030%	08/23/19	871,530,000	(471,755)	-	(471,755)
28-Day MXN-TIIE	L/L	CME	7.250%	10/21/19	96,740,000	(36,086)	385	(36,471)
28-Day MXN-TIIE	L/L	CME	7.300%	10/22/19	96,512,000	(31,744)	159	(31,903)
28-Day MXN-TIIE	L/L	CME	7.310%	10/22/19	193,470,000	(61,988)	2,694	(64,682)
28-Day MXN-TIIE	L/L	CME	7.370%	10/22/19	192,578,000	(51,864)	3,086	(54,950)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate		Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE	L/L	CME	7.338%		10/24/19	MXN 581,110,000	($171,457)	$-	($171,457)
28-Day MXN-TIIE	L/L	CME	7.700%		12/12/19	881,000,000	36,911	-	36,911
28-Day MXN-TIIE	L/L	CME	7.715%		12/13/19	866,400,000	48,670	-	48,670
28-Day MXN-TIIE	L/L	CME	7.915%		12/16/19	1,032,870,000	251,545	-	251,545
28-Day MXN-TIIE	L/L	CME	7.680%		01/24/20	495,839,264	26,198	-	26,198
28-Day MXN-TIIE	L/L	CME	7.700%		01/24/20	156,630,736	11,398	1,590	9,808
3-Month CHF-LIBOR	A/Q	LCH	(0.458%	)	03/25/20	CHF 48,554,000	17,302	-	17,302
3-Month CHF-LIBOR	A/Q	LCH	(0.455%	)	03/25/20	50,997,000	19,524	-	19,524
3-Month CHF-LIBOR	A/Q	LCH	(0.450%	)	03/25/20	48,554,000	21,160	-	21,160
3-Month SEK-STIBOR	A/Q	LCH	0.078%		03/25/20	SEK 653,650,000	41,564	-	41,564
3-Month SEK-STIBOR	A/Q	LCH	0.750%		03/25/20	644,016,000	39,016	-	39,016
3-Month CHF-LIBOR	A/Q	LCH	(0.470%	)	03/26/20	CHF 24,542,000	2,465	-	2,465
3-Month SEK-STIBOR	A/Q	LCH	0.050%		03/26/20	SEK 213,860,000	6,222	-	6,222
3-Month CHF-LIBOR	A/Q	LCH	(0.485%	)	03/27/20	CHF 24,542,000	1,165	-	1,165
3-Month CHF-LIBOR	A/Q	LCH	(0.480%	)	03/27/20	24,542,000	2,465	-	2,465
3-Month SEK-STIBOR	A/Q	LCH	0.043%		03/27/20	SEK 429,838,000	8,016	-	8,016
3-Month CHF-LIBOR	A/Q	LCH	(0.470%	)	03/29/20	CHF 49,489,000	8,954	-	8,954
3-Month SEK-STIBOR	A/Q	LCH	0.045%		03/29/20	SEK 431,956,000	7,618	-	7,618
3-Month SEK-STIBOR	Q/A	LCH	0.033%		04/03/20	430,897,000	-	-	-
3-Month CHF-LIBOR	A/Q	LCH	0.495%		04/03/20	CHF 73,946,000	(9,601)	-	(9,601)
3-Month SEK-STIBOR	A/Q	LCH	0.028%		04/06/20	SEK 218,625,000	-	-	-
3-Month USD-LIBOR	S/Q	LCH	1.744%		07/31/20	$17,530,000	(339,092)	-	(339,092)
3-Month USD-LIBOR	S/Q	LCH	1.750%		07/31/20	4,127,000	(43,945)	-	(43,945)
3-Month USD-LIBOR	S/Q	LCH	1.739%		08/12/20	10,407,000	(203,981)	-	(203,981)
3-Month USD-LIBOR	S/Q	LCH	1.621%		08/14/20	11,070,000	(250,122)	-	(250,122)
3-Month USD-LIBOR	S/Q	LCH	1.680%		08/17/20	10,999,000	(234,642)	-	(234,642)
3-Month USD-LIBOR	S/Q	LCH	1.698%		08/19/20	16,954,000	(354,544)	-	(354,544)
3-Month USD-LIBOR	S/Q	LCH	1.545%		09/23/20	780,000	(20,205)	-	(20,205)
3-Month USD-LIBOR	S/Q	LCH	1.424%		10/28/20	5,660,000	(151,513)	-	(151,513)
3-Month USD-LIBOR	S/Q	LCH	1.426%		10/28/20	5,660,000	(151,101)	-	(151,101)
3-Month USD-LIBOR	S/Q	LCH	1.531%		11/05/20	11,670,000	(278,388)	-	(278,388)
3-Month USD-LIBOR	S/Q	LCH	1.540%		11/05/20	5,835,000	(137,706)	-	(137,706)
3-Month USD-LIBOR	S/Q	LCH	1.555%		11/09/20	5,647,000	(131,253)	-	(131,253)
3-Month USD-LIBOR	S/Q	LCH	1.668%		11/12/20	7,717,000	(154,327)	-	(154,327)
3-Month USD-LIBOR	S/Q	LCH	1.114%		02/23/21	3,447,000	(149,585)	-	(149,585)
3-Month USD-LIBOR	S/Q	LCH	1.168%		02/25/21	6,686,000	(279,858)	-	(279,858)
3-Month USD-LIBOR	S/Q	LCH	1.170%		02/25/21	3,343,000	(139,735)	-	(139,735)
3-Month USD-LIBOR	S/Q	LCH	1.272%		03/07/21	8,384,000	(329,663)	-	(329,663)
6-Month PLN-WIBOR	A/S	LCH	2.410%		12/13/21	PLN 11,352,000	33,950	-	33,950
6-Month PLN-WIBOR	A/S	LCH	2.460%		01/12/22	24,187,000	79,228	-	79,228
6-Month PLN-WIBOR	A/S	LCH	2.435%		01/13/22	25,016,000	74,719	-	74,719
Brazil CETIP Interbank	Z/Z	CME	9.255%		01/02/23	BRL 32,960,029	163,146	-	163,146
Brazil CETIP Interbank	Z/S	CME	9.270%		01/02/23	46,157,146	232,470	-	232,470
Brazil CETIP Interbank	Z/Z	CME	9.290%		01/02/23	31,568,251	166,112	-	166,112
Brazil CETIP Interbank	Z/Z	CME	9.310%		01/02/23	15,472,408	84,333	-	84,333
Brazil CETIP Interbank	Z/Z	CME	9.325%		01/02/23	15,091,823	84,108	-	84,108
Brazil CETIP Interbank	Z/Z	CME	9.360%		01/02/23	17,164,787	100,330	-	100,330
3-Month CAD-CDOR	S/Q	LCH	2.397%		03/14/23	CAD 13,799,000	19,284	-	19,284
3-Month CAD-CDOR	S/S	LCH	2.489%		02/05/23	39,280,000	215,869	-	215,869
3-Month CAD-CDOR	S/S	LCH	2.506%		02/05/23	19,650,000	120,741	-	120,741
3-Month CAD-CDOR	S/S	LCH	2.458%		02/06/23	23,941,800	104,451	-	104,451
6-Month PLN-WIBOR	A/S	LCH	2.733%		02/06/23	PLN 23,304,000	127,130	-	127,130
6-Month PLN-WIBOR	A/S	LCH	2.688%		02/07/23	23,082,000	111,408	-	111,408
6-Month PLN-WIBOR	A/S	LCH	2.625%		02/09/23	28,364,000	112,208	-	112,208
6-Month PLN-WIBOR	A/S	LCH	3.120%		02/07/28	6,161,000	44,866	-	44,866
6-Month EUR-LIBOR	A/S	LCH	0.471%		02/27/23	EUR 50,960,000	415,838	-	415,838
3-Month CAD-CDOR	S/S	LCH	2.424%		03/06/23	CAD 6,000,000	15,444	-	15,444
3-Month CAD-CDOR	S/Q	LCH	2.385%		03/14/23	10,615,000	10,321	-	10,321
3-Month NZD Bank Bills	S/Q	LCH	4.053%		06/16/25	NZD 7,820,000	507,360	-	507,360
3-Month NZD Bank Bills	S/Q	LCH	3.805%		07/20/25	8,124,000	390,829	-	390,829
6-Month PLN-WIBOR	A/S	LCH	2.226%		07/28/26	PLN 17,620,000	(129,209)	-	(129,209)
6-Month PLN-WIBOR	A/S	LCH	2.220%		08/01/26	12,713,000	(96,408)	-	(96,408)
6-Month PLN-WIBOR	A/S	LCH	2.280%		09/21/26	4,602,000	(31,089)	-	(31,089)
6-Month PLN-WIBOR	A/S	LCH	2.300%		09/21/26	17,028,000	(106,983)	-	(106,983)
6-Month PLN-WIBOR	A/S	LCH	2.490%		10/13/26	4,867,000	(22,922)	-	(22,922)
6-Month PLN-WIBOR	A/S	LCH	2.460%		10/19/26	7,421,000	(39,650)	-	(39,650)
6-Month PLN-WIBOR	A/S	LCH	2.470%		10/19/26	4,947,000	(25,265)	-	(25,265)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	A/S	LCH	2.430%	10/20/26	PLN 5,430,000	($32,927)	$-	($32,927)
6-Month PLN-WIBOR	A/S	LCH	2.443%	10/20/26	7,421,000	(42,725)	-	(42,725)
6-Month PLN-WIBOR	A/S	LCH	2.470%	10/28/26	5,048,000	(26,653)	-	(26,653)
6-Month PLN-WIBOR	A/S	LCH	2.500%	10/31/26	7,573,000	(35,446)	-	(35,446)
6-Month PLN-WIBOR	A/S	LCH	2.560%	11/02/26	5,048,000	(16,076)	-	(16,076)
6-Month PLN-WIBOR	A/S	LCH	2.514%	11/04/26	27,767,000	(122,567)	-	(122,567)
6-Month PLN-WIBOR	A/S	LCH	2.540%	11/07/26	5,048,000	(19,443)	-	(19,443)
6-Month PLN-WIBOR	A/S	LCH	2.500%	11/08/26	5,049,000	(23,644)	-	(23,644)
6-Month PLN-WIBOR	A/S	LCH	2.516%	11/10/26	13,952,000	(61,853)	-	(61,853)
6-Month PLN-WIBOR	A/S	LCH	3.000%	02/08/27	17,586,000	101,251	-	101,251
3-Month USD-LIBOR	S/Q	LCH	2.225%	05/16/27	$5,900,000	(221,309)	(342)	(220,967)
6-Month AUD Bank Bills	S/S	LCH	2.660%	06/15/27	AUD 56,640,000	(308,204)	-	(308,204)
6-Month PLN-WIBOR	A/S	LCH	3.140%	02/07/28	PLN 4,090,000	31,878	17,000	14,878
6-Month PLN-WIBOR	A/S	LCH	3.170%	02/07/28	12,460,000	106,809	-	106,809
6-Month PLN-WIBOR	A/S	LCH	3.100%	02/08/28	6,162,000	41,618	-	41,618
6-Month PLN-WIBOR	A/S	LCH	3.080%	02/09/28	11,867,000	73,908	-	73,908
3-Month USD-LIBOR	Z/Z	LCH	2.405%	02/06/33	$1,333,200	15,206	-	15,206
Eurostat Eurozone HICP	Z/Z	LCH	1.772%	08/15/42	EUR 4,672,000	(114,497)	-	(114,497)
Eurostat Eurozone HICP	Z/Z	LCH	1.775%	08/15/42	4,684,000	(102,421)	-	(102,421)
Eurostat Eurozone HICP	Z/Z	LCH	1.793%	08/15/42	4,573,000	(73,111)	-	(73,111)
Eurostat Eurozone HICP	Z/Z	LCH	1.847%	10/15/42	4,601,000	665	-	665
Eurostat Eurozone HICP	Z/Z	LCH	1.895%	08/04/47	1,231,000	677	-	677
Eurostat Eurozone HICP	Z/Z	LCH	1.885%	08/07/47	33,000	(121)	-	(121)

						(4,555,772)	24,572	(4,580,344)

Total Interest Rate Swaps – Pay Floating Rate						($6,877,026)	$24,572	($6,901,598)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	A/Q	DUB	3.025%	08/02/20	SAR 64,450,000	($339,108)	$-	($339,108)
3-Month SAR-SAIBOR	A/Q	GSC	2.160%	08/03/20	39,120,000	59,870	-	59,870
3-Month SAR-SAIBOR	A/Q	GSC	2.350%	08/12/20	38,879,000	4,937	-	4,937
3-Month SAR-SAIBOR	A/Q	GSC	2.395%	08/17/20	43,204,000	(9,198)	-	(9,198)
3-Month SAR-SAIBOR	A/Q	GSC	2.400%	08/17/20	40,793,000	(10,282)	-	(10,282)
3-Month SAR-SAIBOR	A/Q	GSC	2.458%	08/19/20	37,907,000	(25,194)	-	(25,194)
3-Month SAR-SAIBOR	A/Q	GSC	3.410%	08/22/20	98,174,000	(795,184)	-	(795,184)
3-Month SAR-SAIBOR	A/Q	GSC	2.560%	11/05/20	45,180,000	32,449	-	32,449
3-Month SAR-SAIBOR	A/Q	GSC	2.645%	02/23/21	16,712,000	41,318	-	41,318
3-Month SAR-SAIBOR	A/Q	DUB	2.637%	02/25/21	40,110,000	115,663	-	115,663
3-Month SAR-SAIBOR	A/Q	DUB	2.760%	03/07/21	33,426,000	56,425	-	56,425
6-Month Sinacofi CLP	S/S	GSC	3.560%	10/04/22	CLP 9,371,010,000	14,223	-	14,223
6-Month Sinacofi CLP	S/S	GSC	3.570%	10/05/22	9,103,260,000	(258,268)	-	(258,268)
6-Month Sinacofi CLP	S/S	GSC	3.570%	10/06/22	4,551,630,000	4,082	-	4,082
6-Month Sinacofi CLP	S/S	GSC	3.590%	10/10/22	9,103,270,000	(89,742)	-	(89,742)
6-Month Sinacofi CLP	S/S	GSC	3.500%	10/26/22	4,172,820,000	(5,779)	-	(5,779)
6-Month Sinacofi CLP	S/S	GSC	3.540%	10/30/22	1,609,518,000	(6,640)	-	(6,640)
6-Month Sinacofi CLP	S/S	GSC	3.570%	12/04/22	8,107,200,000	(26,341)	-	(26,341)
6-Month Sinacofi CLP	S/S	GSC	3.560%	12/05/22	1,669,130,000	(3,977)	-	(3,977)
6-Month Sinacofi CLP	S/S	GSC	3.600%	01/04/23	1,181,996,000	(3,229)	-	(3,229)
3-Month KRW-KWCDC	Q/Q	BNP	1.920%	02/07/27	KRW 5,353,000,000	154,058	-	154,058
3-Month SAR-SAIBOR	A/Q	GSC	4.043%	05/22/27	SAR 32,000,000	(559,953)	-	(559,953)
US CPI Urban Consumers NSA	Z/Z	BOA	1.973%	06/23/27	$35,747,000	1,091,870	-	1,091,870
3-Month KRW-KWCDC	Q/Q	BNP	1.845%	02/07/37	KRW 2,911,000,000	243,240	-	243,240
3-Month KRW-KWCDC	Q/Q	GSC	2.030%	07/12/37	2,229,600,000	119,574	-	119,574

						(195,186)	-	(195,186)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate		Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	Z/Z	CME	6.770%		01/02/19	BRL 344,249,956	($404,447)	$-	($404,447)
Brazil CETIP Interbank	Z/Z	CME	6.790%		01/02/19	333,652,339	(409,401)	-	(409,401)
Brazil CETIP Interbank	Z/Z	CME	6.798%		01/02/19	82,869,973	(103,182)	-	(103,182)
Brazil CETIP Interbank	Z/Z	CME	6.820%		01/02/19	95,250,707	(124,132)	-	(124,132)
3-Month EUR-LIBOR	A/Q	LCH	(0.088%	)	03/25/20	EUR 65,108,000	(40,103)	-	(40,103)
3-Month EUR-LIBOR	A/Q	LCH	(0.086%	)	03/25/20	65,108,000	(41,312)	-	(41,312)
3-Month EUR-LIBOR	A/Q	LCH	(0.106%	)	03/26/20	21,068,000	(7,935)	-	(7,935)
3-Month EUR-LIBOR	A/Q	LCH	(0.110%	)	03/27/20	21,068,000	(6,803)	-	(6,803)
3-Month EUR-LIBOR	A/Q	LCH	(0.103%	)	03/27/20	21,068,000	(8,497)	-	(8,497)
3-Month EUR-LIBOR	A/Q	LCH	0.113%		03/29/20	41,500,000	(10,368)	-	(10,368)
3-Month EUR-LIBOR	A/Q	LCH	0.120%		04/03/20	62,779,000	(7,230)	-	(7,230)
6-Month HUF-BUBOR	A/S	LCH	1.265%		12/13/21	HUF 777,626,000	(75,324)	-	(75,324)
6-Month HUF-BUBOR	A/S	LCH	1.460%		01/12/22	1,638,540,000	(200,696)	-	(200,696)
6-Month HUF-BUBOR	A/S	LCH	1.435%		01/13/22	1,507,460,000	(178,469)	-	(178,469)
3-Month USD-LIBOR	S/Q	LCH	1.841%		09/15/22	$6,368,000	225,952	-	225,952
6-Month EUR-LIBOR	A/S	LCH	0.250%		09/20/22	EUR 44,005,420	(5,622)	168,223	(173,845)
6-Month HUF-BUBOR	A/S	LCH	1.253%		02/06/23	HUF 1,565,473,000	(96,730)	-	(96,730)
6-Month HUF-BUBOR	A/S	LCH	1.265%		02/07/23	1,520,019,000	(97,311)	-	(97,311)
6-Month HUF-BUBOR	A/S	LCH	1.315%		02/09/23	1,963,828,000	(143,848)	-	(143,848)
3-Month NZD Bank Bills	S/Q	LCH	2.753%		02/09/23	NZD 17,170,000	(101,490)	-	(101,490)
3-Month NZD Bank Bills	S/Q	LCH	2.755%		02/09/23	12,490,000	(74,889)	-	(74,889)
3-Month NZD Bank Bills	S/Q	LCH	2.740%		02/13/23	31,200,000	(168,141)	-	(168,141)
3-Month NZD Bank Bills	S/Q	LCH	2.728%		02/16/23	35,400,000	(172,953)	-	(172,953)
3-Month NZD Bank Bills	S/Q	LCH	2.734%		02/20/23	13,700,000	(68,241)	-	(68,241)
3-Month NZD Bank Bills	S/Q	LCH	2.740%		02/22/23	13,900,000	(71,411)	-	(71,411)
6-Month HUF-BUBOR	A/S	LCH	1.190%		03/12/23	HUF 682,000,000	(28,573)	-	(28,573)
6-Month HUF-BUBOR	A/S	LCH	1.145%		03/13/23	341,000,000	(11,286)	-	(11,286)
6-Month EUR-LIBOR	A/S	LCH	1.000%		03/21/23	EUR 10,250,000	(405,761)	(359,186)	(46,575)
6-Month HUF-BUBOR	A/S	LCH	1.923%		07/28/26	HUF 1,248,200,000	(146,057)	-	(146,057)
6-Month HUF-BUBOR	A/S	LCH	1.940%		08/01/26	878,300,000	(106,359)	-	(106,359)
6-Month HUF-BUBOR	A/S	LCH	1.888%		09/21/26	851,505,000	(72,752)	-	(72,752)
6-Month HUF-BUBOR	A/S	LCH	1.930%		09/21/26	345,205,000	(34,375)	-	(34,375)
6-Month HUF-BUBOR	A/S	LCH	1.935%		09/21/26	336,574,000	(34,082)	-	(34,082)
6-Month HUF-BUBOR	A/S	LCH	2.140%		10/13/26	342,903,000	(55,444)	-	(55,444)
6-Month HUF-BUBOR	A/S	LCH	2.090%		10/19/26	872,217,000	(123,945)	-	(123,945)
6-Month HUF-BUBOR	A/S	LCH	2.040%		10/20/26	903,515,000	(112,882)	-	(112,882)
6-Month HUF-BUBOR	A/S	LCH	2.075%		10/28/26	352,514,000	(47,039)	-	(47,039)
6-Month HUF-BUBOR	A/S	LCH	2.085%		11/02/26	528,197,000	(71,483)	-	(71,483)
6-Month HUF-BUBOR	A/S	LCH	2.180%		11/03/26	353,662,000	(59,038)	-	(59,038)
6-Month HUF-BUBOR	A/S	LCH	2.134%		11/04/26	1,907,248,000	(287,146)	-	(287,146)
6-Month HUF-BUBOR	A/S	LCH	2.150%		11/07/26	346,773,000	(53,792)	-	(53,792)
6-Month HUF-BUBOR	A/S	LCH	2.120%		11/08/26	344,476,000	(49,889)	-	(49,889)
6-Month HUF-BUBOR	A/S	LCH	2.145%		11/10/26	948,457,000	(144,637)	-	(144,637)
6-Month HUF-BUBOR	A/S	LCH	2.665%		02/08/27	1,444,400,000	(424,623)	-	(424,623)
3-Month NZD Bank Bills	S/Q	LCH	3.400%		04/28/27	NZD 9,100,000	(287,386)	-	(287,386)
3-Month NZD Bank Bills	S/Q	LCH	3.395%		05/08/27	6,620,000	(204,510)	-	(204,510)
3-Month NZD Bank Bills	S/Q	LCH	3.405%		05/08/27	6,818,000	(214,775)	-	(214,775)
3-Month NZD Bank Bills	S/Q	LCH	3.293%		05/18/27	36,300,000	(882,498)	-	(882,498)
3-Month NZD Bank Bills	S/Q	LCH	3.169%		06/26/27	23,540,000	(338,853)	-	(338,853)
3-Month USD-LIBOR	S/Q	LCH	2.111%		09/05/27	$7,500,000	412,045	-	412,045
3-Month USD-LIBOR	S/Q	LCH	2.023%		09/11/27	1,038,000	65,038	-	65,038
3-Month USD-LIBOR	S/Q	LCH	2.175%		09/19/27	22,090,000	1,101,501	-	1,101,501
28-Day MXN-TIIE	L/ L	CME	7.670%		12/02/27	MXN 219,000,000	(16,594)	-	(16,594)
28-Day MXN-TIIE	L/ L	CME	7.670%		12/03/27	220,300,000	(16,694)	-	(16,694)
28-Day MXN-TIIE	L/ L	CME	7.799%		12/06/27	284,850,000	(165,721)	-	(165,721)
3-Month NZD Bank Bills	S/Q	LCH	3.128%		01/09/28	NZD 16,000,000	(116,600)	-	(116,600)
3-Month NZD Bank Bills	S/Q	LCH	3.130%		01/09/28	16,000,000	(119,129)	-	(119,129)
3-Month NZD Bank Bills	S/Q	LCH	3.150%		01/11/28	25,000,000	(216,475)	-	(216,475)
3-Month NZD Bank Bills	S/Q	LCH	3.203%		01/12/28	15,000,000	(179,095)	-	(179,095)
3-Month USD-LIBOR	S/Q	LCH	2.676%		01/30/28	$7,980,000	53,905	-	53,905
3-Month USD-LIBOR	S/Q	LCH	2.723%		01/31/28	500,000	1,308	-	1,308
3-Month USD-LIBOR	S/Q	LCH	2.735%		02/01/28	7,949,400	12,139	-	12,139
3-Month USD-LIBOR	S/Q	LCH	2.820%		02/05/28	4,160,000	(24,871)	846	(25,717)
6-Month HUF-BUBOR	A/S	LCH	2.090%		02/07/28	HUF 270,964,000	(12,846)	-	(12,846)
6-Month HUF-BUBOR	A/S	LCH	2.115%		02/07/28	811,867,000	(46,043)	-	(46,043)
6-Month HUF-BUBOR	A/S	LCH	2.180%		02/07/28	401,429,000	(32,271)	-	(32,271)
6-Month HUF-BUBOR	A/S	LCH	2.195%		02/08/28	409,457,000	(35,010)	-	(35,010)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month HUF-BUBOR	A/S	LCH	2.230%	02/09/28	HUF 784,743,000	($76,876)	$-	($76,876)
3-Month USD-LIBOR	S/Q	LCH	2.845%	02/09/28	$310,770	(2,493)	-	(2,493)
Eurostat Eurozone HICP	Z/Z	LCH	1.569%	08/15/32	EUR 4,672,000	74,478	-	74,478
Eurostat Eurozone HICP	Z/Z	LCH	1.585%	08/15/32	4,684,000	57,815	-	57,815
Eurostat Eurozone HICP	Z/Z	LCH	1.601%	08/15/32	4,573,000	42,265	-	42,265
Eurostat Eurozone HICP	Z/Z	LCH	1.638%	10/15/32	4,601,000	17,340	-	17,340
US CPI Urban Consumers	Z/Z	LCH	2.419%	02/06/43	$1,333,200	(33,649)	-	(33,649)
6-Month JPY-LIBOR	S/S	LCH	0.851%	06/19/47	JPY 400,000,000	(87,344)	-	(87,344)
6-Month JPY-LIBOR	S/S	LCH	0.853%	06/19/47	154,600,000	(4,131)	-	(4,131)
6-Month JPY-LIBOR	S/S	LCH	0.856%	06/19/47	154,600,000	(5,342)	-	(5,342)
US CPI Urban Consumers	Z/Z	LCH	2.160%	08/04/47	$1,659,000	77,293	-	77,293
US CPI Urban Consumers	Z/Z	LCH	2.148%	08/07/47	915,000	45,758	-	45,758
US CPI Urban Consumers	Z/Z	LCH	2.133%	08/22/47	2,093,000	115,027	-	115,027
US CPI Urban Consumers	Z/Z	LCH	2.146%	08/25/47	2,081,000	106,191	-	106,191
US CPI Urban Consumers	Z/Z	LCH	2.149%	09/01/47	2,075,000	104,539	-	104,539
6-Month JPY-LIBOR	S/S	LCH	0.888%	09/18/47	JPY 595,000,000	(54,593)	-	(54,593)
6-Month JPY-LIBOR	S/S	LCH	0.892%	09/18/47	637,000,000	(65,132)	-	(65,132)
6-Month JPY-LIBOR	S/S	LCH	0.924%	09/18/47	665,000,000	(122,768)	-	(122,768)
US CPI Urban Consumers	Z/Z	LCH	2.220%	10/05/47	$1,807,000	58,131	-	58,131
6-Month JPY-LIBOR	S/S	LCH	0.946%	12/18/47	JPY 2,331,380,000	(601,418)	-	(601,418)
6-Month JPY-LIBOR	S/S	LCH	0.953%	12/18/47	481,000,000	(132,469)	-	(132,469)
6-Month JPY-LIBOR	S/S	LCH	0.958%	12/18/47	518,580,000	(149,694)	-	(149,694)
6-Month EUR-LIBOR	A/S	LCH	1.635%	02/27/48	EUR 10,540,000	(514,299)	-	(514,299)

						(7,076,552)	(190,117)	(6,886,435)

Total Interest Rate Swaps – Receive Floating Rate						($7,271,738)	($190,117)	($7,081,621)

Total Interest Rate Swaps						($14,148,764)	($165,545)	($13,983,219)

Total Return Swaps – Pay Floating Rate

Receive Total Return	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ukraine Treasury Bills	3-Month USD-LIBOR + 1.500%	Z/Z	CIT	04/27/18	UAH 350,980,000	$715,768	$-	$715,768
1-Month Bloomberg Commodity Index	3-Month USD-LIBOR	Z/Z	CIT	05/15/18	$52,100,000	87,222	-	87,222
3-Month Bloomberg Commodity Index	3-Month USD-LIBOR	Z/Z	CIT	05/15/18	26,000,000	60,366	-	60,366
Bloomberg Roll Select Commodity Index	3-Month USD-LIBOR	Z/Z	CIT	05/15/18	26,000,000	31,846	-	31,846
Egypt Treasury Bills	3-Month USD-LIBOR + 0.550%	Z/Q	GSC	07/24/18	EGP 92,775,000	196,150	13,067	183,083
Ukraine Treasury Bills	3-Month USD-LIBOR + 1.500%	Z/Z	CIT	07/27/18	UAH 87,170,000	117,910	-	117,910
Ukraine Treasury Bills	3-Month USD-LIBOR + 1.500%	Q/Z	CIT	10/12/18	150,071,000	39,964	-	39,964

						$1,249,226	$13,067	$1,236,159

Total Return Swaps – Receive Floating Rate

Receive	Pay Total Return	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Bloomberg Commodity Index	Z	CIT	05/15/18	$104,100,000	($185,984)	$-	($185,984)

Total Total Return Swaps						$1,063,242	$13,067	$1,050,175

Total Swap Agreements						($20,442,322)	$4,248,292	($24,690,614)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$4,427,629	$4,276,218	$151,411	$-
	Iceland	31,884,564	20,400,618	11,483,946	-
	Japan	9,960,930	-	9,960,930	-
	Serbia	76,195	76,195	-	-
	Singapore	4,797,540	-	4,797,540	-
	South Korea	10,600,416	-	10,600,416	-
	Turkey	8,728,807	-	8,728,807	-
	Vietnam	15,173,684	1,230,396	13,943,288	-

	Total Common Stocks	85,649,765	25,983,427	59,666,338	-

	Corporate Bonds & Notes	24,900,038	-	24,900,038	-
	Senior Loan Notes	36,386,788	-	1,138,000	35,248,788
	Mortgage-Backed Securities	868,218	-	868,218	-
	Foreign Government Bonds & Notes	585,734,536	-	585,734,536	-
	Short-Term Investments	204,815,625	-	204,815,625	-
	Derivatives:
	Credit Contracts
	Swaps	4,697,136	-	4,697,136	-
	Equity Contracts
	Purchased Options	977,088	-	977,088	-
	Futures	3,201	3,201	-	-

	Total Equity Contracts	980,289	3,201	977,088	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	20,257,122	-	20,257,122	-
	Purchased Options	2,116,099	-	2,116,099	-
	Swaps	2,452	-	2,452	-

	Total Foreign Currency Contracts	22,375,673	-	22,375,673	-

	Interest Rate Contracts
	Futures	123,015	123,015	-	-
	Swaps	10,098,663	-	10,098,663	-

	Total Interest Rate Contracts	10,221,678	123,015	10,098,663	-

	Total Asset - Derivatives	38,274,776	126,216	38,148,560	-

	Total Assets	976,629,746	26,109,643	915,271,315	35,248,788

Liabilities	Reverse Repurchase Agreements	(7,956,933)	-	(7,956,933)	-
	Derivatives:
	Credit Contracts
	Swaps	(10,096,490)	-	(10,096,490)	-
	Equity Contracts
	Futures	(9,662,405)	(9,662,405)	-	-
	Foreign Currency Contracts
	Forward Volatility Agreements	(150,001)	-	(150,001)	-
	Forward Foreign Currency Contracts	(25,623,563)	-	(25,623,563)	-
	Swaps	(1,959,898)	-	(1,959,898)	-

	Total Foreign Currency Contracts	(27,733,462)	-	(27,733,462)	-

	Interest Rate Contracts
	Futures	(173,914)	(173,914)	-	-
	Swaps	(23,184,185)	-	(23,184,185)	-

	Total Interest Rate Contracts	(23,358,099)	(173,914)	(23,184,185)	-

	Total Liabilities - Derivatives	(70,850,456)	(9,836,319)	(61,014,137)	-

	Total Liabilities	(78,807,389)	(9,836,319)	(68,971,070)	-

	Total	$897,822,357	$16,273,324	$846,300,245	$35,248,788

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2018:

	Senior Loan Notes	Total
Value, Beginning of Period	$36,512,850	$36,512,850
Purchases	-	-
Sales (Includes Paydowns)	(744,444)	(744,444)
Accrued Discounts (Premiums)	26,324	26,324
Net Realized Gains (Losses)	43,407	43,407
Change in Net Unrealized Appreciation (Depreciation)	(589,349)	(589,349)
Transfers In	-	-
Transfers Out	-	-

Value, End of Period	$35,248,788	$35,248,788

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($589,349)	($589,349)

Additional information about Level 3 fair value measurements as of March 31, 2018 was as follows:

	Value at 03/31/18	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$35,248,788	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	500.6 - 1,416.4 bps	838.2 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$19,910,820	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	5,280,091	$54,693,741
PD Aggregate Bond Index Portfolio ‘P’ *	18,686,179	225,337,526
PD High Yield Bond Market Portfolio ‘P’ *	3,258,877	49,185,183
PD Large-Cap Growth Index Portfolio ‘P’ *	1,803,389	63,833,187
PD Large-Cap Value Index Portfolio ‘P’ *	2,383,260	67,322,469
PD Small-Cap Growth Index Portfolio ‘P’ *	79,081	2,379,659
PD Small-Cap Value Index Portfolio ‘P’ *	415,970	10,359,208
PD Emerging Markets Portfolio ‘P’ *	853,017	16,207,397
PD International Large-Cap Portfolio ‘P’ *	2,882,249	54,890,043

Total Affiliated Mutual Funds (Cost $463,669,875)		544,208,413

TOTAL INVESTMENTS - 100.0% (Cost $463,669,875)		544,208,413

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(147,680)

NET ASSETS - 100.0%		$544,060,733

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	14,035,540	$145,386,935
PD Aggregate Bond Index Portfolio ‘P’ *	58,590,611	706,546,985
PD High Yield Bond Market Portfolio ‘P’ *	8,009,031	120,877,718
PD Large-Cap Growth Index Portfolio ‘P’ *	11,564,961	409,356,017
PD Large-Cap Value Index Portfolio ‘P’ *	15,172,294	428,587,937
PD Small-Cap Growth Index Portfolio ‘P’ *	710,716	21,386,490
PD Small-Cap Value Index Portfolio ‘P’ *	2,296,446	57,190,049
PD Emerging Markets Portfolio ‘P’ *	6,890,944	130,928,576
PD International Large-Cap Portfolio ‘P’ *	19,740,928	375,949,600

Total Affiliated Mutual Funds (Cost $1,898,864,022)		2,396,210,307

TOTAL INVESTMENTS - 100.0% (Cost $1,898,864,022)		2,396,210,307

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(589,945)

NET ASSETS - 100.0%		$2,395,620,362

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$544,208,413	$544,208,413	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,396,210,307	$2,396,210,307	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,501,413	$15,552,364
PD Aggregate Bond Index Portfolio ‘P’ *	9,717,132	117,179,358
PD High Yield Bond Market Portfolio ‘P’ *	1,545,085	23,319,462
PD Large-Cap Growth Index Portfolio ‘P’ *	4,972,260	175,999,270
PD Large-Cap Value Index Portfolio ‘P’ *	6,561,920	185,361,524
PD Small-Cap Growth Index Portfolio ‘P’ *	485,591	14,612,147
PD Small-Cap Value Index Portfolio ‘P’ *	879,760	21,909,304
PD Emerging Markets Portfolio ‘P’ *	3,045,263	57,860,286
PD International Large-Cap Portfolio ‘P’ *	8,415,921	160,274,245

Total Affiliated Mutual Funds (Cost $596,365,785)		772,067,960

TOTAL INVESTMENTS - 100.0% (Cost $596,365,785)		772,067,960

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(194,017)

NET ASSETS - 100.0%		$771,873,943

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,158,973	$43,971,965
Diversified Bond Portfolio ‘P’ *	31,024,338	409,531,216
Floating Rate Income Portfolio ‘P’ *	3,908,299	46,439,952
Floating Rate Loan Portfolio ‘P’ *	4,422,475	41,198,490
High Yield Bond Portfolio ‘P’ *	12,105,499	105,254,119
Inflation Managed Portfolio ‘P’ *	3,712,162	43,972,882
Inflation Strategy Portfolio ‘P’ *	4,260,690	43,992,230
Managed Bond Portfolio ‘P’ *	15,634,479	217,062,871
Short Duration Bond Portfolio ‘P’ *	24,189,660	246,325,150
Emerging Markets Debt Portfolio ‘P’ *	8,408,189	105,648,744
Comstock Portfolio ‘P’ *	662,187	11,652,196
Dividend Growth Portfolio ‘P’ *	534,046	11,622,655
Equity Index Portfolio ‘P’ *	138,776	8,921,351
Growth Portfolio ‘P’ *	498,718	15,974,637
Large-Cap Growth Portfolio ‘P’ *	1,552,174	21,168,206
Large-Cap Value Portfolio ‘P’ *	1,064,901	24,986,882
Main Street Core Portfolio ‘P’ *	235,664	9,813,299
Mid-Cap Equity Portfolio ‘P’ *	689,576	17,794,803
Mid-Cap Growth Portfolio ‘P’ *	587,500	8,883,760
Mid-Cap Value Portfolio ‘P’ *	1,647,247	44,673,451
Value Advantage Portfolio ‘P’ *	1,186,156	19,709,665
Emerging Markets Portfolio ‘P’ *	898,386	17,821,547
International Large-Cap Portfolio ‘P’ *	4,408,659	44,645,133
International Value Portfolio ‘P’ *	3,103,941	44,461,336
Currency Strategies Portfolio ‘P’ *	3,963,534	45,795,693
Equity Long/Short Portfolio ‘P’ *	4,411,457	66,289,983
Global Absolute Return Portfolio ‘P’ *	3,786,272	45,827,066

Total Affiliated Mutual Funds (Cost $1,597,297,503)		1,763,439,282

TOTAL INVESTMENTS - 100.0% (Cost $1,597,297,503)		1,763,439,282

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(381,647)

NET ASSETS - 100.0%		$1,763,057,635

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$772,067,960	$772,067,960	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,763,439,282	$1,763,439,282	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,138,237	$64,898,313
Diversified Bond Portfolio ‘P’ *	45,464,562	600,146,813
Floating Rate Income Portfolio ‘P’ *	3,869,317	45,976,749
Floating Rate Loan Portfolio ‘P’ *	4,319,654	40,240,647
High Yield Bond Portfolio ‘P’ *	13,235,760	115,081,440
Inflation Managed Portfolio ‘P’ *	4,869,928	57,687,355
Inflation Strategy Portfolio ‘P’ *	5,589,824	57,715,719
Managed Bond Portfolio ‘P’ *	22,942,672	318,526,900
Emerging Markets Debt Portfolio ‘P’ *	11,491,838	144,394,739
Short Duration Bond Portfolio ‘P’ *	11,289,778	114,964,667
Comstock Portfolio ‘P’ *	2,320,413	40,831,235
Developing Growth Portfolio ‘P’ *	149,482	2,867,397
Dividend Growth Portfolio ‘P’ *	2,006,412	43,666,342
Equity Index Portfolio ‘P’ *	543,081	34,912,560
Growth Portfolio ‘P’ *	1,945,107	62,304,487
Large-Cap Growth Portfolio ‘P’ *	6,020,515	82,106,465
Large-Cap Value Portfolio ‘P’ *	3,842,742	90,166,253
Main Street Core Portfolio ‘P’ *	908,721	37,840,054
Mid-Cap Equity Portfolio ‘P’ *	1,689,426	43,596,332
Mid-Cap Growth Portfolio ‘P’ *	2,399,712	36,286,753
Mid-Cap Value Portfolio ‘P’ *	3,490,296	94,657,046
Small-Cap Equity Portfolio ‘P’ *	218,027	5,821,871
Small-Cap Growth Portfolio ‘P’ *	543,342	7,213,610
Small-Cap Index Portfolio ‘P’ *	428,778	10,148,922
Small-Cap Value Portfolio ‘P’ *	229,381	5,828,650
Value Advantage Portfolio ‘P’ *	4,295,562	71,376,868
Emerging Markets Portfolio ‘P’ *	4,393,329	87,151,778
International Large-Cap Portfolio ‘P’ *	11,353,604	114,974,463
International Small-Cap Portfolio ‘P’ *	1,847,625	29,051,124
International Value Portfolio ‘P’ *	8,006,087	114,680,428
Currency Strategies Portfolio ‘P’ *	7,992,721	92,349,963
Equity Long/Short Portfolio ‘P’ *	8,868,017	133,257,726
Global Absolute Return Portfolio ‘P’ *	7,641,533	92,489,155

Total Affiliated Mutual Funds (Cost $2,489,347,023)		2,893,212,824

TOTAL INVESTMENTS - 100.0% (Cost $2,489,347,023)		2,893,212,824

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(614,975)

NET ASSETS - 100.0%		$2,892,597,849

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	14,839,144	$156,891,218
Diversified Bond Portfolio ‘P’ *	110,459,356	1,458,098,961
Floating Rate Income Portfolio ‘P’ *	18,021,426	214,137,705
Floating Rate Loan Portfolio ‘P’ *	20,507,279	191,039,867
High Yield Bond Portfolio ‘P’ *	53,315,321	463,562,640
Inflation Managed Portfolio ‘P’ *	17,167,768	203,362,979
Inflation Strategy Portfolio ‘P’ *	19,707,499	203,482,707
Managed Bond Portfolio ‘P’ *	55,617,215	772,167,227
Short Duration Bond Portfolio ‘P’ *	22,738,329	231,546,131
Emerging Markets Debt Portfolio ‘P’ *	41,689,628	523,829,420
Comstock Portfolio ‘P’ *	12,060,806	212,228,447
Developing Growth Portfolio ‘P’ *	905,245	17,364,564
Dividend Growth Portfolio ‘P’ *	10,543,501	229,462,412
Equity Index Portfolio ‘P’ *	2,834,117	182,194,299
Growth Portfolio ‘P’ *	11,691,490	374,494,666
Large-Cap Growth Portfolio ‘P’ *	35,825,370	488,578,591
Large-Cap Value Portfolio ‘P’ *	19,786,948	464,281,740
Main Street Core Portfolio ‘P’ *	4,800,184	199,884,409
Mid-Cap Equity Portfolio ‘P’ *	8,869,120	228,871,299
Mid-Cap Growth Portfolio ‘P’ *	15,890,258	240,281,234
Mid-Cap Value Portfolio ‘P’ *	17,574,678	476,626,409
Small-Cap Equity Portfolio ‘P’ *	3,082,699	82,315,679
Small-Cap Growth Portfolio ‘P’ *	3,069,541	40,752,367
Small-Cap Index Portfolio ‘P’ *	4,697,968	111,198,141
Small-Cap Value Portfolio ‘P’ *	3,708,020	94,222,228
Value Advantage Portfolio ‘P’ *	22,335,316	371,133,020
Emerging Markets Portfolio ‘P’ *	29,587,948	586,944,908
International Large-Cap Portfolio ‘P’ *	58,093,095	588,290,934
International Small-Cap Portfolio ‘P’ *	14,928,867	234,733,951
International Value Portfolio ‘P’ *	40,946,608	586,525,557
Real Estate Portfolio ‘P’ *	2,557,429	59,389,815
Currency Strategies Portfolio ‘P’ *	35,245,402	407,234,466
Equity Long/Short Portfolio ‘P’ *	38,897,321	584,501,411
Global Absolute Return Portfolio ‘P’ *	33,695,547	407,833,415

Total Affiliated Mutual Funds (Cost $9,699,342,537)		11,687,462,817

TOTAL INVESTMENTS - 100.0% (Cost $9,699,342,537)		11,687,462,817

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,412,790)

NET ASSETS - 100.0%		$11,685,050,027

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,893,212,824	$2,893,212,824	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$11,687,462,817	$11,687,462,817	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,530,414	$69,044,719
Diversified Bond Portfolio ‘P’ *	47,639,779	628,860,372
Floating Rate Income Portfolio ‘P’ *	8,681,091	103,152,148
Floating Rate Loan Portfolio ‘P’ *	10,021,097	93,353,635
High Yield Bond Portfolio ‘P’ *	22,625,052	196,718,858
Inflation Managed Portfolio ‘P’ *	8,326,133	98,628,269
Inflation Strategy Portfolio ‘P’ *	9,557,868	98,686,335
Managed Bond Portfolio ‘P’ *	24,134,265	335,070,504
Emerging Markets Debt Portfolio ‘P’ *	27,520,170	345,790,438
Comstock Portfolio ‘P’ *	13,390,092	235,619,284
Developing Growth Portfolio ‘P’ *	1,794,138	34,415,456
Dividend Growth Portfolio ‘P’ *	11,953,348	260,145,470
Equity Index Portfolio ‘P’ *	3,186,512	204,848,369
Growth Portfolio ‘P’ *	12,262,423	392,782,469
Large-Cap Growth Portfolio ‘P’ *	37,314,262	508,883,770
Large-Cap Value Portfolio ‘P’ *	21,933,397	514,646,095
Main Street Core Portfolio ‘P’ *	5,401,010	224,903,385
Mid-Cap Equity Portfolio ‘P’ *	9,276,669	239,388,273
Mid-Cap Growth Portfolio ‘P’ *	15,149,623	229,081,866
Mid-Cap Value Portfolio ‘P’ *	17,709,290	480,277,103
Small-Cap Equity Portfolio ‘P’ *	3,743,924	99,972,014
Small-Cap Growth Portfolio ‘P’ *	5,958,904	79,112,620
Small-Cap Index Portfolio ‘P’ *	6,932,596	164,090,463
Small-Cap Value Portfolio ‘P’ *	4,532,202	115,165,019
Value Advantage Portfolio ‘P’ *	24,723,064	410,808,834
Emerging Markets Portfolio ‘P’ *	35,212,265	698,516,150
International Large-Cap Portfolio ‘P’ *	74,089,562	750,282,249
International Small-Cap Portfolio ‘P’ *	19,036,000	299,312,429
International Value Portfolio ‘P’ *	52,205,177	747,795,044
Real Estate Portfolio ‘P’ *	4,352,428	101,074,143
Currency Strategies Portfolio ‘P’ *	29,921,319	345,718,636
Equity Long/Short Portfolio ‘P’ *	33,027,386	496,295,203
Global Absolute Return Portfolio ‘P’ *	28,604,171	346,210,039

Total Affiliated Mutual Funds (Cost $8,070,082,175)		9,948,649,661

TOTAL INVESTMENTS - 100.0% (Cost $8,070,082,175)		9,948,649,661

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,053,632)

NET ASSETS - 100.0%		$9,946,596,029

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	312,664	$3,305,727
Diversified Bond Portfolio ‘P’ *	2,011,815	26,556,606
Floating Rate Income Portfolio ‘P’ *	1,477,809	17,559,909
Floating Rate Loan Portfolio ‘P’ *	1,649,806	15,369,118
High Yield Bond Portfolio ‘P’ *	2,527,568	21,976,539
Inflation Managed Portfolio ‘P’ *	930,158	11,018,303
Inflation Strategy Portfolio ‘P’ *	1,067,762	11,024,790
Managed Bond Portfolio ‘P’ *	1,030,889	14,312,448
Emerging Markets Debt Portfolio ‘P’ *	4,392,041	55,185,913
Comstock Portfolio ‘P’ *	3,691,799	64,962,891
Developing Growth Portfolio ‘P’ *	343,394	6,587,043
Dividend Growth Portfolio ‘P’ *	3,134,084	68,208,321
Equity Index Portfolio ‘P’ *	833,463	53,580,057
Growth Portfolio ‘P’ *	2,980,624	95,473,528
Large-Cap Growth Portfolio ‘P’ *	9,058,684	123,540,355
Large-Cap Value Portfolio ‘P’ *	6,140,505	144,081,050
Main Street Core Portfolio ‘P’ *	1,421,471	59,191,454
Mid-Cap Equity Portfolio ‘P’ *	2,806,591	72,425,250
Mid-Cap Growth Portfolio ‘P’ *	5,003,937	75,665,999
Mid-Cap Value Portfolio ‘P’ *	5,276,580	143,101,188
Small-Cap Equity Portfolio ‘P’ *	1,004,079	26,811,389
Small-Cap Growth Portfolio ‘P’ *	1,248,114	16,570,423
Small-Cap Index Portfolio ‘P’ *	1,736,756	41,107,991
Small-Cap Value Portfolio ‘P’ *	1,232,870	31,327,714
Value Advantage Portfolio ‘P’ *	6,874,414	114,228,164
Emerging Markets Portfolio ‘P’ *	8,993,509	178,406,903
International Large-Cap Portfolio ‘P’ *	19,324,911	195,697,441
International Small-Cap Portfolio ‘P’ *	6,384,926	100,393,345
International Value Portfolio ‘P’ *	13,619,980	195,094,705
Real Estate Portfolio ‘P’ *	973,323	22,602,960
Currency Strategies Portfolio ‘P’ *	5,540,179	64,012,653
Equity Long/Short Portfolio ‘P’ *	6,198,645	93,145,667
Global Absolute Return Portfolio ‘P’ *	5,295,447	64,093,340

Total Affiliated Mutual Funds (Cost $1,764,949,363)		2,226,619,184

TOTAL INVESTMENTS - 100.0% (Cost $1,764,949,363)		2,226,619,184

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(471,384)

NET ASSETS - 100.0%		$2,226,147,800

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$9,948,649,661	$9,948,649,661	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,226,619,184	$2,226,619,184	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	1,121,843	$13,585,514
DFA Intermediate Term Extended Quality Portfolio ‘I’	2,167,879	22,610,979
DFA Large Cap International Portfolio ‘I’	669,317	15,829,353
DFA Short-Term Extended Quality Portfolio ‘I’	841,921	9,016,975
DFA US Core Equity 1 Portfolio ‘I’	1,052,445	23,785,253
DFA US Large Cap Growth Portfolio ‘I’	117,527	2,267,104
DFA US Large Company Portfolio ‘I’	885,488	18,143,657
DFA VA International Small Portfolio ‘I’	403,816	5,641,313
DFA VA US Targeted Value Portfolio ‘I’	116,956	2,257,254

Total Mutual Funds (Cost $108,711,939)		113,137,402

TOTAL INVESTMENTS - 100.0% (Cost $108,711,939)		113,137,402

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(44,800)

NET ASSETS - 100.0%		$113,092,602

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$113,137,402	$113,137,402	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.3%

Basic Materials - 1.9%

BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	$200,000	$207,501
Eastman Chemical Co 2.700% due 01/15/20	200,000	198,875
EI du Pont de Nemours & Co
2.200% due 05/01/20	350,000	345,224
3.625% due 01/15/21	200,000	203,502
4.625% due 01/15/20	200,000	206,244
LyondellBasell Industries NV 5.000% due 04/15/19	200,000	203,069
Monsanto Co 2.125% due 07/15/19	200,000	198,455
Newmont Mining Corp 5.125% due 10/01/19	200,000	205,859
Potash Corp of Saskatchewan Inc (Canada) 6.500% due 05/15/19	200,000	207,199
Praxair Inc 4.500% due 08/15/19	200,000	205,358
RPM International Inc 6.125% due 10/15/19	200,000	209,278
Southern Copper Corp (Peru) 5.375% due 04/16/20	150,000	156,600
The Dow Chemical Co
4.250% due 11/15/20	300,000	307,903
5.700% due 05/15/18	200,000	200,618
8.550% due 05/15/19	350,000	371,573
The Sherwin-Williams Co 2.250% due 05/15/20	400,000	393,514
Vale Overseas Ltd (Brazil) 4.625% due 09/15/20	200,000	207,800

		4,028,572

Communications - 7.1%

21st Century Fox America Inc
4.500% due 02/15/21	350,000	364,364
7.250% due 05/18/18	200,000	201,170
Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	400,000	397,298
Amazon.com Inc
1.900% due 08/21/20 ~	300,000	293,863
2.600% due 12/05/19	200,000	200,049
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	500,000	514,889
AT&T Inc
2.450% due 06/30/20	600,000	593,356
2.800% due 02/17/21	300,000	297,213
5.000% due 03/01/21	250,000	262,678
5.200% due 03/15/20	400,000	415,739
5.875% due 10/01/19	350,000	365,059
Baidu Inc (China) 2.750% due 06/09/19	400,000	398,795
CBS Corp 2.300% due 08/15/19	275,000	272,837
Charter Communications Operating LLC 3.579% due 07/23/20	500,000	501,610
Cisco Systems Inc
2.200% due 02/28/21	750,000	736,619
2.450% due 06/15/20	400,000	397,646
4.450% due 01/15/20	750,000	773,434
Comcast Corp
5.150% due 03/01/20	200,000	208,138
5.700% due 07/01/19	172,000	178,187
Deutsche Telekom International Finance BV (Germany) 6.000% due 07/08/19	250,000	259,910

	Principal Amount	Value
Discovery Communications LLC
2.200% due 09/20/19	$270,000	$267,311
5.050% due 06/01/20	24,000	24,962
eBay Inc
2.150% due 06/05/20	60,000	58,902
2.200% due 08/01/19	350,000	347,136
Expedia Group Inc 5.950% due 08/15/20	200,000	211,594
Historic TW Inc 6.875% due 06/15/18	250,000	251,991
Juniper Networks Inc 3.125% due 02/26/19	50,000	50,073
NBCUniversal Media LLC 5.150% due 04/30/20	600,000	626,369
Omnicom Group Inc
4.450% due 08/15/20	200,000	206,122
6.250% due 07/15/19	150,000	156,323
Orange SA (France)
1.625% due 11/03/19	200,000	195,917
5.375% due 07/08/19	250,000	257,856
Scripps Networks Interactive Inc 2.800% due 06/15/20	200,000	197,504
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	350,000	363,684
5.462% due 02/16/21	350,000	372,711
5.877% due 07/15/19	200,000	207,479
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	300,000	311,621
The Walt Disney Co
1.800% due 06/05/20	250,000	244,992
1.850% due 05/30/19	100,000	99,292
1.950% due 03/04/20	95,000	93,675
2.150% due 09/17/20	250,000	245,785
2.300% due 02/12/21	200,000	197,154
Time Warner Cable LLC
5.000% due 02/01/20	600,000	616,449
8.250% due 04/01/19	350,000	367,373
Time Warner Inc
4.700% due 01/15/21	200,000	208,009
4.875% due 03/15/20	300,000	310,301
Verizon Communications Inc
2.625% due 02/21/20	300,000	298,690
3.450% due 03/15/21	200,000	202,118
Viacom Inc 5.625% due 09/15/19	200,000	207,766
Vodafone Group PLC (United Kingdom)
4.375% due 03/16/21	250,000	258,556
5.450% due 06/10/19	270,000	278,488

		15,369,057

Consumer, Cyclical - 6.8%

American Honda Finance Corp
1.950% due 07/20/20	370,000	362,159
2.000% due 11/13/19	150,000	148,538
2.000% due 02/14/20	150,000	147,794
2.250% due 08/15/19	250,000	248,683
2.450% due 09/24/20	200,000	198,357
2.650% due 02/12/21	250,000	248,792
Aptiv PLC 3.150% due 11/19/20	200,000	199,729
AutoNation Inc 3.350% due 01/15/21	250,000	249,889
Best Buy Co Inc 5.500% due 03/15/21	250,000	264,098
Carnival Corp 3.950% due 10/15/20	107,000	109,727
Costco Wholesale Corp
1.700% due 12/15/19	250,000	246,486
1.750% due 02/15/20	200,000	196,728
Delta Air Lines Inc 2.875% due 03/13/20	295,000	293,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
DR Horton Inc
2.550% due 12/01/20	$200,000	$197,051
3.750% due 03/01/19	150,000	150,713
Ford Motor Credit Co LLC
1.897% due 08/12/19	200,000	196,926
2.021% due 05/03/19	250,000	247,429
2.343% due 11/02/20	200,000	194,844
2.597% due 11/04/19	300,000	297,695
2.681% due 01/09/20	800,000	793,529
3.157% due 08/04/20	250,000	248,787
3.200% due 01/15/21	700,000	694,577
3.336% due 03/18/21	400,000	397,770
General Motors Financial Co Inc
2.350% due 10/04/19	200,000	198,255
2.450% due 11/06/20	500,000	489,116
2.650% due 04/13/20	765,000	756,016
3.150% due 01/15/20	300,000	300,066
3.200% due 07/13/20	200,000	199,679
4.200% due 03/01/21	300,000	305,912
Lowe’s Cos Inc 1.150% due 04/15/19	200,000	197,229
McDonald’s Corp
1.875% due 05/29/19	200,000	198,052
2.200% due 05/26/20	200,000	197,519
2.750% due 12/09/20	300,000	298,661
Nordstrom Inc 4.750% due 05/01/20	150,000	155,088
PACCAR Financial Corp
1.400% due 05/18/18	250,000	249,637
2.050% due 11/13/20	100,000	98,021
2.800% due 03/01/21	65,000	64,785
Ralph Lauren Corp 2.625% due 08/18/20	100,000	99,671
Southwest Airlines Co 2.650% due 11/05/20	200,000	197,992
Starbucks Corp 2.200% due 11/22/20	225,000	221,945
Target Corp
2.300% due 06/26/19	200,000	199,567
3.875% due 07/15/20	250,000	256,172
The Home Depot Inc
1.800% due 06/05/20	412,000	404,799
2.000% due 06/15/19	150,000	149,246
Toyota Motor Credit Corp
1.400% due 05/20/19	200,000	197,454
1.550% due 10/18/19	400,000	392,848
1.950% due 04/17/20	450,000	442,670
2.125% due 07/18/19	250,000	248,492
2.150% due 03/12/20	200,000	197,648
2.200% due 01/10/20	300,000	297,398
Walgreens Boots Alliance Inc 2.700% due 11/18/19	300,000	298,630
Walmart Inc
1.750% due 10/09/19	385,000	380,912
1.900% due 12/15/20	350,000	343,259
3.625% due 07/08/20	350,000	357,952

		14,728,174

Consumer, Non-Cyclical - 15.5%

Abbott Laboratories
2.000% due 03/15/20	450,000	442,380
2.350% due 11/22/19	315,000	312,380
AbbVie Inc 2.500% due 05/14/20	900,000	888,699
Allergan Funding SCS 3.000% due 03/12/20	1,050,000	1,044,957
Altria Group Inc
2.625% due 01/14/20	200,000	198,849
9.250% due 08/06/19	200,000	216,818

	Principal Amount	Value
Amgen Inc
1.900% due 05/10/19	$200,000	$198,477
2.125% due 05/01/20	200,000	196,579
2.200% due 05/22/19	200,000	198,782
2.200% due 05/11/20	350,000	345,196
3.450% due 10/01/20	150,000	151,568
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	1,500,000	1,489,006
Anheuser-Busch InBev Worldwide Inc (Belgium)
5.000% due 04/15/20	400,000	416,501
5.375% due 01/15/20	700,000	732,536
6.875% due 11/15/19	250,000	266,047
Anthem Inc 2.500% due 11/21/20	530,000	521,269
AstraZeneca PLC (United Kingdom)
1.950% due 09/18/19	200,000	197,481
2.375% due 11/16/20	400,000	393,862
Automatic Data Processing Inc 2.250% due 09/15/20	250,000	247,041
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	500,000	490,437
Baxalta Inc
2.000% due 06/22/18	100,000	99,856
2.875% due 06/23/20	83,000	82,450
Becton Dickinson & Co
2.133% due 06/06/19	200,000	197,779
2.404% due 06/05/20	105,000	103,043
2.675% due 12/15/19	450,000	447,172
4.400% due 01/15/21 ~	200,000	204,257
Biogen Inc 2.900% due 09/15/20	350,000	348,020
Block Financial LLC 4.125% due 10/01/20	150,000	152,397
Boston Scientific Corp
2.850% due 05/15/20	100,000	99,388
6.000% due 01/15/20	200,000	209,939
Bunge Ltd Finance Corp 8.500% due 06/15/19	150,000	159,411
Campbell Soup Co 3.300% due 03/15/21	165,000	166,066
Cardinal Health Inc 1.948% due 06/14/19	415,000	410,590
Celgene Corp
2.875% due 08/15/20	450,000	448,411
2.875% due 02/19/21	115,000	114,270
Coca-Cola European Partners US LLC (United Kingdom) 3.500% due 09/15/20	200,000	202,434
Constellation Brands Inc
2.000% due 11/07/19	160,000	157,844
2.250% due 11/06/20	200,000	195,788
3.875% due 11/15/19	70,000	70,965
CVS Health Corp
2.250% due 08/12/19	400,000	396,099
2.800% due 07/20/20	400,000	397,681
3.125% due 03/09/20	340,000	340,820
3.350% due 03/09/21	810,000	814,833
Danaher Corp 2.400% due 09/15/20	200,000	198,316
Diageo Capital PLC (United Kingdom) 4.828% due 07/15/20	150,000	156,385
Express Scripts Holding Co
2.250% due 06/15/19	350,000	347,918
2.600% due 11/30/20	200,000	196,504
General Mills Inc 2.200% due 10/21/19	150,000	147,995

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Gilead Sciences Inc
1.850% due 09/20/19	$225,000	$222,221
2.350% due 02/01/20	250,000	247,971
2.550% due 09/01/20	450,000	446,461
Humana Inc 2.500% due 12/15/20	250,000	245,448
Johnson & Johnson
1.650% due 03/01/21	250,000	243,300
1.950% due 11/10/20	85,000	83,634
2.950% due 09/01/20	250,000	251,960
Kellogg Co
3.250% due 05/21/18	150,000	150,126
4.000% due 12/15/20	200,000	204,853
Kimberly-Clark Corp 1.900% due 05/22/19	200,000	198,514
Kraft Heinz Foods Co
2.000% due 07/02/18	100,000	99,906
2.800% due 07/02/20	200,000	198,696
5.375% due 02/10/20	200,000	208,255
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	249,823
Life Technologies Corp 6.000% due 03/01/20	200,000	210,268
Mead Johnson Nutrition Co (United Kingdom)
3.000% due 11/15/20	150,000	149,452
4.900% due 11/01/19	200,000	206,072
Medtronic Inc 2.500% due 03/15/20	1,000,000	994,606
Merck & Co Inc
1.850% due 02/10/20	400,000	395,044
3.875% due 01/15/21	250,000	257,235
Merck Sharp & Dohme Corp 5.000% due 06/30/19	150,000	154,494
Molson Coors Brewing Co
1.450% due 07/15/19	80,000	78,542
1.900% due 03/15/19	100,000	99,044
2.250% due 03/15/20	100,000	98,594
Mondelez International Inc 5.375% due 02/10/20	200,000	208,102
Moody’s Corp 2.750% due 07/15/19	200,000	199,397
Mylan Inc 2.600% due 06/24/18	200,000	199,827
Mylan NV 2.500% due 06/07/19	305,000	302,696
Novartis Capital Corp (Switzerland)
1.800% due 02/14/20	280,000	275,777
4.400% due 04/24/20	200,000	206,762
PepsiCo Inc
1.350% due 10/04/19	110,000	108,033
1.550% due 05/02/19	300,000	297,163
1.850% due 04/30/20	200,000	196,708
2.150% due 10/14/20	200,000	197,482
3.125% due 11/01/20	250,000	252,402
4.500% due 01/15/20	250,000	258,044
Pfizer Inc
1.450% due 06/03/19	150,000	148,315
1.700% due 12/15/19	250,000	246,716
2.100% due 05/15/19	450,000	448,386
Philip Morris International Inc
1.875% due 11/01/19	200,000	197,312
1.875% due 02/25/21	200,000	193,451
2.000% due 02/21/20	485,000	477,874
Quest Diagnostics Inc 2.700% due 04/01/19	200,000	200,256
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	150,000	150,074
6.875% due 05/01/20	200,000	214,574
8.125% due 06/23/19	200,000	212,331
S&P Global Inc 2.500% due 08/15/18	100,000	99,952
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	700,000	688,635

	Principal Amount	Value
Stryker Corp 4.375% due 01/15/20	$250,000	$256,527
Sysco Corp
1.900% due 04/01/19	145,000	143,926
2.600% due 10/01/20	200,000	198,425
The Coca-Cola Co
1.375% due 05/30/19	350,000	345,722
1.875% due 10/27/20	300,000	294,265
3.150% due 11/15/20	400,000	403,276
The Estee Lauder Cos Inc 1.800% due 02/07/20	70,000	68,801
The JM Smucker Co
2.200% due 12/06/19	50,000	49,412
2.500% due 03/15/20	100,000	98,955
The Kroger Co
2.000% due 01/15/19	300,000	297,922
6.150% due 01/15/20	200,000	211,046
The Procter & Gamble Co
1.750% due 10/25/19	150,000	148,362
1.850% due 02/02/21	200,000	195,467
1.900% due 11/01/19	200,000	198,481
1.900% due 10/23/20	105,000	103,137
The Western Union Co 3.650% due 08/22/18	100,000	100,359
Thermo Fisher Scientific Inc 4.500% due 03/01/21	350,000	364,138
Tyson Foods Inc 2.650% due 08/15/19	200,000	198,918
Unilever Capital Corp (United Kingdom)
1.800% due 05/05/20	317,000	311,410
4.250% due 02/10/21	350,000	363,257
UnitedHealth Group Inc
1.950% due 10/15/20	250,000	244,284
2.125% due 03/15/21	350,000	341,375
2.700% due 07/15/20	250,000	248,941
4.700% due 02/15/21	250,000	261,574
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	500,000	494,752

		33,433,016

Energy - 7.6%

Anadarko Petroleum Corp 4.850% due 03/15/21	350,000	364,087
Andeavor Logistics LP 5.500% due 10/15/19	200,000	206,070
BP Capital Markets PLC (United Kingdom)
1.676% due 05/03/19	260,000	257,354
2.237% due 05/10/19	200,000	199,116
2.315% due 02/13/20	800,000	791,407
2.521% due 01/15/20	450,000	447,467
4.500% due 10/01/20	200,000	207,325
Buckeye Partners LP 4.875% due 02/01/21	200,000	205,859
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	260,000	269,017
Chevron Corp
1.561% due 05/16/19	150,000	148,589
1.961% due 03/03/20	200,000	197,179
1.991% due 03/03/20	462,000	456,854
2.193% due 11/15/19	150,000	149,109
2.419% due 11/17/20	300,000	297,856
2.427% due 06/24/20	300,000	298,474
Columbia Pipeline Group Inc 3.300% due 06/01/20	250,000	249,577
Enable Midstream Partners LP 2.400% due 05/15/19	250,000	247,398
Enbridge Energy Partners LP
4.375% due 10/15/20	200,000	204,522
5.200% due 03/15/20	200,000	206,520
Encana Corp (Canada) 6.500% due 05/15/19	200,000	207,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Energy Transfer Partners LP
4.150% due 10/01/20	$250,000	$253,579
9.000% due 04/15/19	200,000	211,643
EnLink Midstream Partners LP 2.700% due 04/01/19	150,000	149,205
Enterprise Products Operating LLC
2.800% due 02/15/21	250,000	247,400
5.200% due 09/01/20	350,000	366,489
EOG Resources Inc
2.450% due 04/01/20	200,000	198,055
5.625% due 06/01/19	200,000	205,966
6.875% due 10/01/18	200,000	204,046
EQT Corp
2.500% due 10/01/20	70,000	68,495
8.125% due 06/01/19	250,000	264,804
Exxon Mobil Corp
1.912% due 03/06/20	600,000	591,564
2.222% due 03/01/21	250,000	246,520
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	160,207
Kinder Morgan Energy Partners LP
5.300% due 09/15/20	200,000	208,390
6.850% due 02/15/20	650,000	690,838
Kinder Morgan Inc 3.050% due 12/01/19	300,000	299,355
Magellan Midstream Partners LP 6.550% due 07/15/19	150,000	156,538
Marathon Oil Corp 2.700% due 06/01/20	200,000	197,119
Marathon Petroleum Corp 3.400% due 12/15/20	400,000	403,412
Occidental Petroleum Corp 4.100% due 02/01/21	300,000	308,783
ONEOK Partners LP 3.200% due 09/15/18	200,000	200,765
Pioneer Natural Resources Co
3.450% due 01/15/21	200,000	201,341
6.875% due 05/01/18	100,000	100,311
Plains All American Pipeline LP
5.000% due 02/01/21	200,000	206,706
5.750% due 01/15/20	200,000	208,034
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	450,000	473,343
Shell International Finance BV (Netherlands)
1.375% due 05/10/19	200,000	197,456
1.375% due 09/12/19	550,000	540,243
2.125% due 05/11/20	500,000	492,526
2.250% due 11/10/20	400,000	394,504
4.375% due 03/25/20	500,000	515,242
Total Capital International SA (France) 2.100% due 06/19/19	350,000	347,697
Total Capital SA (France) 4.450% due 06/24/20	300,000	309,876
TransCanada PipeLines Ltd (Canada)
2.125% due 11/15/19	100,000	98,923
3.800% due 10/01/20	400,000	407,406
Valero Energy Corp 6.125% due 02/01/20	150,000	158,354
Williams Partners LP 5.250% due 03/15/20	388,000	402,190

		16,298,498

Financial - 43.1%

AerCap Ireland Capital DAC (Netherlands)
3.750% due 05/15/19	475,000	478,072
4.250% due 07/01/20	200,000	203,612
4.625% due 10/30/20	200,000	205,960
Aflac Inc 2.400% due 03/16/20	200,000	198,023

	Principal Amount	Value
Air Lease Corp 2.125% due 01/15/20	$250,000	$245,659
American Express Co 2.200% due 10/30/20	400,000	390,270
American Express Credit Corp
1.700% due 10/30/19	225,000	221,145
1.875% due 05/03/19	315,000	312,109
2.200% due 03/03/20	600,000	591,701
2.250% due 08/15/19	300,000	298,286
2.375% due 05/26/20	200,000	197,443
2.600% due 09/14/20	400,000	395,565
American International Group Inc
2.300% due 07/16/19	200,000	198,189
3.300% due 03/01/21	300,000	300,461
3.375% due 08/15/20	200,000	200,960
6.400% due 12/15/20	200,000	215,847
American Tower Corp REIT 2.800% due 06/01/20	450,000	446,862
Ameriprise Financial Inc 7.300% due 06/28/19	250,000	263,842
Aon Corp 5.000% due 09/30/20	200,000	208,918
Ares Capital Corp
3.875% due 01/15/20	200,000	202,144
4.875% due 11/30/18	150,000	151,492
Australia & New Zealand Banking Group Ltd (Australia)
1.600% due 07/15/19	250,000	246,291
2.050% due 09/23/19	250,000	246,958
2.125% due 08/19/20	250,000	244,954
2.250% due 11/09/20	500,000	490,143
Banco Bilbao Vizcaya Argentaria SA (Spain) 3.000% due 10/20/20	250,000	248,991
Bank of America Corp
2.250% due 04/21/20	450,000	442,911
2.328% due 10/01/21	500,000	489,047
2.369% due 07/21/21	500,000	490,742
2.625% due 10/19/20	650,000	645,653
2.650% due 04/01/19	500,000	499,785
2.738% due 01/23/22	500,000	493,085
5.625% due 07/01/20	400,000	422,025
7.625% due 06/01/19	400,000	421,400
Bank of Montreal (Canada)
1.750% due 09/11/19	250,000	246,367
2.100% due 12/12/19	300,000	296,069
2.100% due 06/15/20	400,000	392,508
Barclays Bank PLC (United Kingdom)
2.650% due 01/11/21	395,000	390,195
5.140% due 10/14/20	200,000	206,634
Barclays PLC (United Kingdom)
2.750% due 11/08/19	750,000	744,602
2.875% due 06/08/20	350,000	346,826
3.250% due 01/12/21	400,000	397,871
BB&T Corp
2.450% due 01/15/20	200,000	198,367
2.625% due 06/29/20	150,000	148,772
Berkshire Hathaway Finance Corp
1.300% due 08/15/19	390,000	382,980
4.250% due 01/15/21	250,000	260,265
Berkshire Hathaway Inc 2.100% due 08/14/19	150,000	149,520
BlackRock Inc 5.000% due 12/10/19	200,000	207,737
BNP Paribas SA (France)
2.375% due 05/21/20	350,000	346,243
5.000% due 01/15/21	750,000	789,583
Boston Properties LP REIT 5.625% due 11/15/20	350,000	370,499

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
BPCE SA (France)
2.500% due 12/10/18	$250,000	$249,588
2.500% due 07/15/19	250,000	248,847
2.650% due 02/03/21	250,000	246,051
Branch Banking & Trust Co
1.450% due 05/10/19	850,000	837,852
2.100% due 01/15/20	250,000	246,498
2.250% due 06/01/20	250,000	246,197
Canadian Imperial Bank of Commerce (Canada)
1.600% due 09/06/19	200,000	196,675
2.100% due 10/05/20	200,000	195,524
2.700% due 02/02/21	250,000	247,474
Capital One Financial Corp
2.400% due 10/30/20	350,000	343,233
2.500% due 05/12/20	400,000	393,900
Capital One NA
1.850% due 09/13/19	600,000	589,986
2.350% due 01/31/20	250,000	246,005
Cboe Global Markets Inc 1.950% due 06/28/19	65,000	64,254
Chubb INA Holdings Inc
2.300% due 11/03/20	300,000	295,532
5.900% due 06/15/19	150,000	155,531
Citibank NA
1.850% due 09/18/19	400,000	394,640
2.100% due 06/12/20	800,000	784,698
2.125% due 10/20/20	500,000	489,068
2.850% due 02/12/21	400,000	397,055
Citigroup Inc
2.050% due 06/07/19	300,000	297,305
2.450% due 01/10/20	750,000	743,273
2.500% due 07/29/19	200,000	199,236
2.550% due 04/08/19	300,000	299,756
2.650% due 10/26/20	500,000	494,258
5.375% due 08/09/20	250,000	262,682
Citizens Bank NA
2.200% due 05/26/20	250,000	244,889
2.250% due 03/02/20	250,000	245,803
2.250% due 10/30/20	250,000	243,663
Comerica Bank 2.500% due 06/02/20	193,000	190,647
Commonwealth Bank of Australia (Australia)
2.300% due 09/06/19	250,000	248,153
2.300% due 03/12/20	250,000	246,799
2.400% due 11/02/20	400,000	392,853
Compass Bank 2.750% due 09/29/19	15,000	14,924
Cooperatieve Rabobank UA (Netherlands)
1.375% due 08/09/19	250,000	244,984
2.250% due 01/14/20	750,000	740,472
2.500% due 01/19/21	300,000	295,190
Credit Suisse AG (Switzerland)
2.300% due 05/28/19	400,000	397,491
4.375% due 08/05/20	350,000	359,932
5.300% due 08/13/19	200,000	206,211
5.400% due 01/14/20	400,000	414,443
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
2.750% due 03/26/20	400,000	396,205
3.125% due 12/10/20	500,000	497,458
Crown Castle International Corp REIT 3.400% due 02/15/21	250,000	251,072
Deutsche Bank AG (Germany)
2.700% due 07/13/20	500,000	489,608
2.850% due 05/10/19	250,000	249,163
2.950% due 08/20/20	200,000	196,733
3.150% due 01/22/21	500,000	492,791

	Principal Amount	Value
Digital Realty Trust LP REIT
3.400% due 10/01/20	$200,000	$201,289
5.250% due 03/15/21	200,000	210,577
Discover Bank 3.100% due 06/04/20	350,000	348,853
ERP Operating LP REIT 4.750% due 07/15/20	105,000	108,857
Fifth Third Bancorp 2.875% due 07/27/20	300,000	299,544
Fifth Third Bank
1.625% due 09/27/19	400,000	393,180
2.200% due 10/30/20	200,000	195,360
FS Investment Corp 4.250% due 01/15/20	90,000	90,851
GE Capital International Funding Co 2.342% due 11/15/20	1,300,000	1,271,634
Government Properties Income Trust REIT 3.750% due 08/15/19	116,000	116,503
HCP Inc REIT
3.750% due 02/01/19	200,000	201,043
5.375% due 02/01/21	200,000	210,376
HSBC Bank USA NA 4.875% due 08/24/20	300,000	310,686
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	750,000	753,661
HSBC USA Inc
2.350% due 03/05/20	500,000	493,535
2.375% due 11/13/19	250,000	247,762
2.750% due 08/07/20	600,000	595,591
Huntington Bancshares Inc 3.150% due 03/14/21	250,000	248,883
Intercontinental Exchange Inc 2.750% due 12/01/20	150,000	148,891
International Lease Finance Corp
6.250% due 05/15/19	150,000	155,180
8.250% due 12/15/20	250,000	279,093
Jefferies Group LLC 8.500% due 07/15/19	200,000	213,778
JPMorgan Chase & Co
2.200% due 10/22/19	450,000	445,686
2.250% due 01/23/20	1,050,000	1,037,405
2.550% due 10/29/20	500,000	493,907
2.550% due 03/01/21	400,000	393,763
2.750% due 06/23/20	600,000	596,764
4.250% due 10/15/20	400,000	411,699
4.400% due 07/22/20	450,000	463,848
4.950% due 03/25/20	450,000	467,165
6.300% due 04/23/19	200,000	207,531
JPMorgan Chase Bank NA
1.650% due 09/23/19	250,000	246,598
2.604% due 02/01/21	850,000	845,515
KeyBank NA
1.600% due 08/22/19	250,000	246,120
2.250% due 03/16/20	250,000	246,800
2.500% due 12/15/19	250,000	248,490
KeyCorp
2.900% due 09/15/20	200,000	199,182
5.100% due 03/24/21	200,000	211,195
Kimco Realty Corp REIT 6.875% due 10/01/19	150,000	158,568
Lazard Group LLC 4.250% due 11/14/20	200,000	205,660
Lloyds Bank PLC (United Kingdom)
2.350% due 09/05/19	200,000	198,295
2.400% due 03/17/20	200,000	197,323
2.700% due 08/17/20	200,000	197,972
Manufacturers & Traders Trust Co
2.050% due 08/17/20	250,000	244,378
2.250% due 07/25/19	250,000	248,195
2.625% due 01/25/21	250,000	247,008

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Marsh & McLennan Cos Inc 2.350% due 09/10/19	$200,000	$198,921
Mastercard Inc 2.000% due 04/01/19	200,000	198,694
MetLife Inc 4.750% due 02/08/21	250,000	260,937
Mitsubishi UFJ Financial Group Inc (Japan) 2.950% due 03/01/21	700,000	696,282
Morgan Stanley
2.375% due 07/23/19	950,000	943,339
2.650% due 01/27/20	1,000,000	994,173
2.800% due 06/16/20	850,000	844,621
5.500% due 01/26/20	400,000	417,615
5.500% due 07/24/20	500,000	525,404
5.625% due 09/23/19	500,000	519,166
5.750% due 01/25/21	300,000	319,790
MUFG Union Bank NA 2.250% due 05/06/19	250,000	248,235
Nasdaq Inc 5.550% due 01/15/20	200,000	208,655
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	245,909
2.125% due 05/22/20	250,000	245,117
2.250% due 01/10/20	250,000	247,740
2.500% due 01/12/21	250,000	245,717
2.625% due 07/23/20	250,000	247,935
National Bank of Canada (Canada)
2.150% due 06/12/20	250,000	245,852
2.200% due 11/02/20	400,000	390,883
National Rural Utilities Cooperative Finance Corp 2.000% due 01/27/20	450,000	443,717
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	300,000	319,913
PNC Bank NA
1.450% due 07/29/19	300,000	294,752
2.000% due 05/19/20	600,000	588,510
2.400% due 10/18/19	200,000	198,780
2.450% due 11/05/20	600,000	590,864
2.500% due 01/22/21	700,000	689,942
Protective Life Corp 7.375% due 10/15/19	150,000	159,630
Prudential Financial Inc
4.500% due 11/15/20	200,000	207,773
5.375% due 06/21/20	350,000	368,134
Regions Bank 2.750% due 04/01/21	250,000	247,069
Royal Bank of Canada (Canada)
1.500% due 07/29/19	250,000	245,948
2.125% due 03/02/20	500,000	492,881
2.150% due 10/26/20	810,000	792,545
2.350% due 10/30/20	75,000	73,758
2.500% due 01/19/21	650,000	640,614
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	250,000	262,469
Santander Holdings USA Inc
2.650% due 04/17/20	250,000	247,305
2.700% due 05/24/19	109,000	108,755
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	200,000	198,334
Santander UK PLC (United Kingdom)
2.125% due 11/03/20	200,000	195,396
2.350% due 09/10/19	450,000	446,336
2.375% due 03/16/20	200,000	197,261
2.500% due 01/05/21	400,000	393,582
Senior Housing Properties Trust REIT 3.250% due 05/01/19	150,000	150,133

	Principal Amount	Value
Simon Property Group LP REIT
2.500% due 09/01/20	$200,000	$197,846
4.375% due 03/01/21	250,000	258,951
Skandinaviska Enskilda Banken AB (Sweden)
1.500% due 09/13/19	250,000	245,325
2.300% due 03/11/20	250,000	246,538
2.625% due 03/15/21	250,000	246,370
Sumitomo Mitsui Banking Corp (Japan)
2.250% due 07/11/19	250,000	247,826
2.450% due 01/16/20	650,000	643,079
2.450% due 10/20/20	300,000	295,348
2.514% due 01/17/20	250,000	247,604
Sumitomo Mitsui Financial Group Inc (Japan) 2.934% due 03/09/21	350,000	347,315
SunTrust Bank
2.250% due 01/31/20	200,000	197,376
2.590% due 01/29/21	150,000	149,052
SunTrust Banks Inc
2.500% due 05/01/19	200,000	199,436
2.900% due 03/03/21	250,000	248,456
Svenska Handelsbanken AB (Sweden)
1.500% due 09/06/19	250,000	245,410
1.950% due 09/08/20	250,000	243,693
2.250% due 06/17/19	200,000	198,781
2.400% due 10/01/20	300,000	294,887
Synchrony Financial 3.000% due 08/15/19	450,000	448,756
TD Ameritrade Holding Corp 5.600% due 12/01/19	200,000	209,010
The Bank of New York Mellon Corp
2.150% due 02/24/20	400,000	394,744
2.200% due 05/15/19	350,000	348,683
2.300% due 09/11/19	300,000	297,724
2.450% due 11/27/20	200,000	197,033
2.600% due 08/17/20	200,000	198,606
The Bank of Nova Scotia (Canada)
1.650% due 06/14/19	550,000	542,943
2.150% due 07/14/20	500,000	490,558
2.450% due 03/22/21	350,000	344,373
2.500% due 01/08/21	450,000	443,367
The Charles Schwab Corp 4.450% due 07/22/20	150,000	155,508
The Goldman Sachs Group Inc
2.000% due 04/25/19	250,000	247,845
2.300% due 12/13/19	620,000	613,562
2.550% due 10/23/19	850,000	845,627
2.600% due 04/23/20	600,000	594,646
2.600% due 12/27/20	400,000	394,341
2.750% due 09/15/20	650,000	643,672
5.375% due 03/15/20	600,000	625,748
The Hartford Financial Services Group Inc 6.000% due 01/15/19	200,000	204,913
The Huntington National Bank 2.375% due 03/10/20	600,000	591,801
The PNC Financial Services Group Inc 4.375% due 08/11/20	200,000	206,039
The Toronto-Dominion Bank (Canada)
1.450% due 08/13/19	250,000	245,771
1.850% due 09/11/20	300,000	292,024
1.900% due 10/24/19	200,000	197,354
2.125% due 07/02/19	450,000	446,979
2.250% due 11/05/19	350,000	347,167
2.500% due 12/14/20	500,000	493,831
The Travelers Cos Inc 5.900% due 06/02/19	132,000	136,789
UBS AG (Switzerland)
2.350% due 03/26/20	500,000	493,074
2.375% due 08/14/19	300,000	297,842
4.875% due 08/04/20	250,000	260,171

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
US Bancorp 2.350% due 01/29/21	$200,000	$197,145
US Bank NA
1.400% due 04/26/19	500,000	493,865
2.000% due 01/24/20	250,000	246,622
2.050% due 10/23/20	250,000	244,697
2.125% due 10/28/19	400,000	396,032
2.350% due 01/23/20	250,000	248,013
Visa Inc 2.200% due 12/14/20	700,000	689,455
Wells Fargo & Co
2.125% due 04/22/19	47,000	46,723
2.150% due 01/30/20	350,000	344,583
2.500% due 03/04/21	1,150,000	1,129,382
2.600% due 07/22/20	650,000	643,923
Wells Fargo Bank NA
1.750% due 05/24/19	600,000	593,255
2.150% due 12/06/19	1,150,000	1,137,780
2.400% due 01/15/20	500,000	495,955
2.600% due 01/15/21	500,000	493,138
Welltower Inc REIT 4.125% due 04/01/19	250,000	253,011
Westpac Banking Corp (Australia)
1.600% due 08/19/19	200,000	196,852
2.150% due 03/06/20	500,000	492,538
2.300% due 05/26/20	500,000	492,886
2.600% due 11/23/20	400,000	395,145
2.650% due 01/25/21	250,000	247,235
4.875% due 11/19/19	400,000	412,388
Willis Towers Watson PLC 5.750% due 03/15/21	200,000	212,960

		92,869,142

Industrial - 6.3%

3M Co 1.625% due 06/15/19	250,000	247,331
ABB Finance USA Inc (Switzerland) 2.800% due 04/03/20 #	90,000	90,053
Agilent Technologies Inc 5.000% due 07/15/20	200,000	208,704
Boeing Capital Corp
2.900% due 08/15/18	250,000	250,301
4.700% due 10/27/19	200,000	206,598
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	200,000	205,627
Canadian National Railway Co (Canada) 5.550% due 05/15/18	200,000	200,709
Caterpillar Financial Services Corp
1.350% due 05/18/19	350,000	345,183
1.850% due 09/04/20	165,000	161,121
2.000% due 11/29/19	110,000	108,656
2.100% due 06/09/19	250,000	248,596
2.100% due 01/10/20	375,000	370,792
CNH Industrial Capital LLC
3.375% due 07/15/19	110,000	110,000
4.375% due 11/06/20	200,000	204,750
CSX Corp 3.700% due 10/30/20	200,000	203,538
Deere & Co 4.375% due 10/16/19	200,000	204,745
GATX Corp 2.500% due 07/30/19	200,000	198,561
General Electric Co
2.200% due 01/09/20	400,000	394,885
4.375% due 09/16/20	350,000	359,022
4.625% due 01/07/21	200,000	207,266
5.300% due 02/11/21	300,000	314,652
6.000% due 08/07/19	600,000	622,077
Harris Corp 4.400% due 12/15/20	200,000	206,640
Honeywell International Inc
1.400% due 10/30/19	250,000	245,511
1.800% due 10/30/19	155,000	152,984
John Deere Capital Corp
1.950% due 06/22/20	210,000	206,035
2.200% due 03/13/20	400,000	395,742

	Principal Amount	Value
2.250% due 04/17/19	$350,000	$349,078
2.375% due 07/14/20	200,000	198,102
2.875% due 03/12/21	250,000	249,388
Johnson Controls International PLC 5.000% due 03/30/20	250,000	260,267
Keysight Technologies Inc 3.300% due 10/30/19	150,000	150,330
L3 Technologies Inc
4.750% due 07/15/20	250,000	258,033
5.200% due 10/15/19	250,000	257,778
Lockheed Martin Corp
2.500% due 11/23/20	250,000	247,833
4.250% due 11/15/19	250,000	255,969
Masco Corp 7.125% due 03/15/20	7,000	7,514
Norfolk Southern Corp 5.900% due 06/15/19	250,000	259,124
Northrop Grumman Corp
2.080% due 10/15/20	150,000	146,851
3.500% due 03/15/21	250,000	253,066
5.050% due 08/01/19	200,000	206,196
Precision Castparts Corp 2.250% due 06/15/20	200,000	198,157
Raytheon Co
3.125% due 10/15/20	150,000	150,931
4.400% due 02/15/20	200,000	205,895
Republic Services Inc
3.800% due 05/15/18	200,000	200,202
5.000% due 03/01/20	250,000	259,328
Rockwell Collins Inc 1.950% due 07/15/19	55,000	54,415
Roper Technologies Inc 3.000% due 12/15/20	300,000	299,103
Ryder System Inc
2.450% due 09/03/19	150,000	148,939
2.550% due 06/01/19	125,000	124,564
2.650% due 03/02/20	200,000	198,542
Tyco Electronics Group SA (Switzerland) 2.350% due 08/01/19	150,000	149,237
Union Pacific Corp 2.250% due 06/19/20	200,000	198,060
United Parcel Service Inc
3.125% due 01/15/21	300,000	302,404
5.125% due 04/01/19	400,000	410,985
United Technologies Corp
1.500% due 11/01/19	150,000	147,196
1.900% due 05/04/20	250,000	244,990
4.500% due 04/15/20	250,000	258,493
Waste Management Inc 4.600% due 03/01/21	300,000	312,123

		13,633,172

Technology - 7.1%

Adobe Systems Inc 4.750% due 02/01/20	200,000	206,623
Analog Devices Inc
2.850% due 03/12/20	55,000	54,930
2.950% due 01/12/21	150,000	149,579
Apple Inc
1.100% due 08/02/19	150,000	147,331
1.500% due 09/12/19	200,000	197,280
1.550% due 02/07/20	250,000	245,428
1.800% due 11/13/19	250,000	247,437
1.800% due 05/11/20	550,000	541,247
1.900% due 02/07/20	250,000	247,171
2.000% due 11/13/20	250,000	245,703
2.100% due 05/06/19	400,000	399,111
2.250% due 02/23/21	750,000	738,899
Applied Materials Inc 2.625% due 10/01/20	200,000	198,860
Broadcom Corp
2.200% due 01/15/21	100,000	97,160
2.375% due 01/15/20	700,000	690,460

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
CA Inc 5.375% due 12/01/19	$200,000	$207,119
Dell International LLC 3.480% due 06/01/19 ~	765,000	768,625
DXC Technology Co 2.875% due 03/27/20	50,000	49,740
Electronic Arts Inc 3.700% due 03/01/21	227,000	230,739
Fidelity National Information Services Inc 3.625% due 10/15/20	250,000	253,252
Fiserv Inc 2.700% due 06/01/20	250,000	248,510
Hewlett Packard Enterprise Co 3.600% due 10/15/20	650,000	656,304
HP Inc 3.750% due 12/01/20	150,000	152,369
IBM Credit LLC
1.625% due 09/06/19	150,000	148,004
1.800% due 01/20/21	150,000	145,551
2.650% due 02/05/21	750,000	746,246
Intel Corp
1.850% due 05/11/20	250,000	246,126
2.450% due 07/29/20	400,000	397,804
International Business Machines Corp
1.625% due 05/15/20	450,000	439,761
1.875% due 05/15/19	50,000	49,639
1.900% due 01/27/20	250,000	246,883
Lam Research Corp 2.750% due 03/15/20	100,000	99,613
Microsoft Corp
1.100% due 08/08/19	610,000	599,892
1.850% due 02/06/20	350,000	346,566
1.850% due 02/12/20	500,000	495,867
2.000% due 11/03/20	550,000	540,971
4.200% due 06/01/19	200,000	204,817
NetApp Inc 2.000% due 09/27/19	55,000	54,163
Oracle Corp
2.250% due 10/08/19	500,000	497,119
3.875% due 07/15/20	200,000	204,781
5.000% due 07/08/19	450,000	463,953
Pitney Bowes Inc 3.625% due 09/15/20	50,000	49,750
QUALCOMM Inc
1.850% due 05/20/19	120,000	119,183
2.100% due 05/20/20	925,000	914,620
Texas Instruments Inc 1.750% due 05/01/20	350,000	343,163
VMware Inc 2.300% due 08/21/20	305,000	296,773
Xerox Corp
2.750% due 03/15/19	100,000	99,798
2.750% due 09/01/20	200,000	196,350
6.350% due 05/15/18	72,000	72,268
Xilinx Inc 3.000% due 03/15/21	200,000	199,274

		15,192,812

Utilities - 3.9%

American Electric Power Co Inc 2.150% due 11/13/20	70,000	68,514
Arizona Public Service Co 2.200% due 01/15/20	250,000	247,292
Berkshire Hathaway Energy Co 2.375% due 01/15/21 ~	95,000	93,449
CMS Energy Corp 8.750% due 06/15/19	83,000	88,317
Commonwealth Edison Co 2.150% due 01/15/19	400,000	398,220
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	308,288
Consolidated Edison Inc 2.000% due 03/15/20	50,000	49,171

	Principal Amount	Value
Consumers Energy Co
5.650% due 09/15/18	$60,000	$60,810
5.650% due 04/15/20	200,000	211,497
Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	300,000	297,350
Dominion Energy Inc
1.600% due 08/15/19	300,000	294,911
1.875% due 01/15/19	100,000	99,317
2.579% due 07/01/20	350,000	345,722
4.450% due 03/15/21	250,000	257,886
DTE Energy Co 1.500% due 10/01/19	250,000	244,360
Duke Energy Ohio Inc 5.450% due 04/01/19	350,000	358,836
Duke Energy Progress LLC 5.300% due 01/15/19	350,000	356,279
Edison International 2.125% due 04/15/20	100,000	98,199
Emera US Finance LP (Canada) 2.150% due 06/15/19	65,000	64,242
Entergy Texas Inc 7.125% due 02/01/19	100,000	103,286
Exelon Corp
2.850% due 06/15/20	100,000	99,143
5.150% due 12/01/20	45,000	46,866
Exelon Generation Co LLC 2.950% due 01/15/20	250,000	249,385
Georgia Power Co 2.000% due 03/30/20	150,000	147,628
LG&E & KU Energy LLC 3.750% due 11/15/20	250,000	253,652
NextEra Energy Capital Holdings Inc
2.300% due 04/01/19	50,000	49,745
4.500% due 06/01/21	400,000	413,890
NV Energy Inc 6.250% due 11/15/20	54,000	58,306
Ohio Power Co 6.050% due 05/01/18	250,000	250,681
Pacific Gas & Electric Co 3.500% due 10/01/20	250,000	251,786
PG&E Corp 2.400% due 03/01/19	30,000	29,810
PNM Resources Inc 3.250% due 03/09/21	100,000	99,949
Progress Energy Inc 4.875% due 12/01/19	200,000	205,919
Public Service Co of Colorado 5.125% due 06/01/19	343,000	352,388
Public Service Enterprise Group Inc 1.600% due 11/15/19	150,000	146,598
Sempra Energy
1.625% due 10/07/19	100,000	98,091
2.400% due 02/01/20	130,000	128,656
2.400% due 03/15/20	200,000	197,459
Southern California Edison Co 2.900% due 03/01/21	100,000	100,026
Southern Power Co 1.950% due 12/15/19	200,000	196,561
The Southern Co
1.850% due 07/01/19	140,000	138,150
2.150% due 09/01/19	250,000	246,903
2.750% due 06/15/20	400,000	396,770
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	99,399
Xcel Energy Inc 2.400% due 03/15/21	200,000	196,260

		8,499,967

Total Corporate Bonds & Notes (Cost $216,902,225)		214,052,410

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,910,148	$1,910,148

Total Short-Term Investment (Cost $1,910,148)		1,910,148

TOTAL INVESTMENTS - 100.2% (Cost $218,812,373)		215,962,558

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(330,814)

NET ASSETS - 100.0%		$215,631,744

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$214,052,410	$-	$214,052,410	$-
	Short-Term Investment	1,910,148	1,910,148	-	-

	Total	$215,962,558	$1,910,148	$214,052,410	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.1%

Basic Materials - 0.7%

Agrium Inc (Canada) 5.250% due 01/15/45	$145,000	$158,328
Air Products & Chemicals Inc 3.350% due 07/31/24	100,000	101,092
4.375% due 08/21/19	25,000	25,586
Albemarle Corp 5.450% due 12/01/44	50,000	54,726
Barrick Gold Corp (Canada) 5.250% due 04/01/42	100,000	109,320
Barrick North America Finance LLC (Canada) 5.750% due 05/01/43	200,000	233,681
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	300,000	347,473
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	31,314
5.875% due 06/15/21	30,000	32,241
Celulosa Arauco y Constitucion SA (Chile) 3.875% due 11/02/27 ~	200,000	192,900
Eastman Chemical Co 3.800% due 03/15/25	100,000	101,202
4.650% due 10/15/44	50,000	51,685
4.800% due 09/01/42	100,000	106,082
EI du Pont de Nemours & Co 4.150% due 02/15/43	100,000	96,861
4.625% due 01/15/20	150,000	154,683
Fibria Overseas Finance Ltd (Brazil) 4.000% due 01/14/25	50,000	48,344
5.500% due 01/17/27	50,000	52,025
FMC Corp 4.100% due 02/01/24	50,000	50,644
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	151,295
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	248,803
International Paper Co 4.350% due 08/15/48	100,000	95,088
4.750% due 02/15/22	125,000	131,127
6.000% due 11/15/41	200,000	229,436
7.500% due 08/15/21	27,000	30,610
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	107,750
LYB International Finance II BV 3.500% due 03/02/27	264,000	253,674
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	73,405
6.000% due 11/15/21	200,000	216,022
Monsanto Co 3.375% due 07/15/24	100,000	98,875
4.400% due 07/15/44	100,000	97,467
Newmont Mining Corp 3.500% due 03/15/22	100,000	100,204
5.875% due 04/01/35	100,000	118,803
Nucor Corp 4.000% due 08/01/23	25,000	25,897
4.125% due 09/15/22	50,000	52,098
5.200% due 08/01/43	25,000	28,914
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	257,745
PPG Industries Inc 2.300% due 11/15/19	100,000	99,444
3.600% due 11/15/20	50,000	50,890
Praxair Inc 2.200% due 08/15/22	100,000	96,492

	Principal Amount	Value
Rio Tinto Finance USA Ltd (United Kingdom) 7.125% due 07/15/28	$50,000	$64,293
Rio Tinto Finance USA PLC (United Kingdom) 4.750% due 03/22/42	400,000	443,521
RPM International Inc 5.250% due 06/01/45	50,000	54,468
Southern Copper Corp (Peru) 5.250% due 11/08/42	150,000	157,127
7.500% due 07/27/35	50,000	64,858
The Dow Chemical Co 4.125% due 11/15/21	200,000	205,819
4.250% due 11/15/20	100,000	102,634
4.250% due 10/01/34	200,000	201,242
4.375% due 11/15/42	300,000	299,286
The Mosaic Co 5.450% due 11/15/33	163,000	172,886
The Sherwin-Williams Co 2.250% due 05/15/20	250,000	245,946
2.750% due 06/01/22	50,000	48,731
3.125% due 06/01/24	25,000	24,195
3.450% due 06/01/27	60,000	57,459
3.950% due 01/15/26	150,000	152,665
4.000% due 12/15/42	50,000	46,927
4.500% due 06/01/47	29,000	28,932
7.250% due 06/15/19	25,000	26,338
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	96,000	98,736
6.875% due 11/21/36	150,000	177,180
8.250% due 01/17/34	100,000	129,750
Westlake Chemical Corp 4.375% due 11/15/47	100,000	96,827

		7,412,046

Communications - 2.6%

21st Century Fox America Inc 3.375% due 11/15/26	200,000	197,852
4.500% due 02/15/21	100,000	104,104
5.400% due 10/01/43	100,000	117,535
6.400% due 12/15/35	50,000	63,270
6.650% due 11/15/37	150,000	195,896
6.900% due 08/15/39	150,000	202,000
Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	200,000	199,611
3.600% due 11/28/24	200,000	198,542
4.200% due 12/06/47	500,000	479,964
Alphabet Inc 1.998% due 08/15/26	200,000	181,821
Amazon.com Inc 1.900% due 08/21/20 ~	130,000	127,341
2.400% due 02/22/23 ~	200,000	193,292
3.150% due 08/22/27 ~	150,000	144,916
3.300% due 12/05/21	100,000	101,406
3.875% due 08/22/37 ~	195,000	194,233
4.050% due 08/22/47 ~	70,000	69,783
4.250% due 08/22/57 ~	100,000	100,003
4.800% due 12/05/34	300,000	332,866
5.200% due 12/03/25	50,000	55,779
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	250,000	257,445
6.125% due 03/30/40	250,000	300,467
6.375% due 03/01/35	125,000	152,270
AT&T Inc 2.850% due 02/14/23	100,000	100,541
3.200% due 03/01/22	35,000	34,836
3.400% due 08/14/24	100,000	100,597
3.400% due 05/15/25	300,000	289,357
3.800% due 03/01/24	50,000	50,125
3.900% due 08/14/27	350,000	352,846
3.950% due 01/15/25	45,000	45,047

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
4.100% due 02/15/28 ~	$615,000	$611,448
4.125% due 02/17/26	300,000	301,044
4.250% due 03/01/27	100,000	101,207
4.300% due 02/15/30 ~	735,000	733,039
4.300% due 12/15/42	393,000	365,558
4.350% due 06/15/45	177,000	162,092
4.500% due 05/15/35	90,000	88,314
4.500% due 03/09/48	400,000	370,696
4.550% due 03/09/49	100,000	93,614
4.750% due 05/15/46	265,000	257,926
4.900% due 08/14/37	45,000	45,471
5.150% due 03/15/42	200,000	206,450
5.150% due 11/15/46 ~	100,000	102,414
5.150% due 02/14/50	85,000	86,042
5.250% due 03/01/37	350,000	370,871
5.300% due 08/14/58	150,000	151,604
5.350% due 09/01/40	161,000	169,301
5.450% due 03/01/47	50,000	53,179
5.700% due 03/01/57	50,000	53,899
6.000% due 08/15/40	50,000	56,573
6.375% due 03/01/41	50,000	58,176
Baidu Inc (China) 2.875% due 07/06/22	300,000	291,202
Booking Holdings Inc 3.600% due 06/01/26	50,000	49,176
British Telecommunications PLC (United Kingdom) 9.125% due 12/15/30	50,000	73,158
CBS Corp 2.300% due 08/15/19	150,000	148,820
2.500% due 02/15/23	100,000	95,096
2.900% due 01/15/27	50,000	45,371
3.375% due 02/15/28	55,000	51,200
5.900% due 10/15/40	50,000	57,217
7.875% due 07/30/30	100,000	128,791
Charter Communications Operating LLC 3.579% due 07/23/20	255,000	255,821
3.750% due 02/15/28	100,000	92,014
4.200% due 03/15/28	200,000	191,695
4.464% due 07/23/22	100,000	102,283
4.908% due 07/23/25	150,000	153,434
5.375% due 05/01/47	50,000	48,459
6.384% due 10/23/35	70,000	78,310
6.484% due 10/23/45	165,000	181,454
6.834% due 10/23/55	50,000	57,935
Cisco Systems Inc 1.850% due 09/20/21	100,000	96,472
2.200% due 02/28/21	50,000	49,108
2.450% due 06/15/20	100,000	99,412
2.500% due 09/20/26	300,000	279,825
2.600% due 02/28/23	50,000	48,801
2.950% due 02/28/26	50,000	48,275
3.000% due 06/15/22	60,000	59,855
5.500% due 01/15/40	250,000	313,807
Comcast Corp 2.350% due 01/15/27	40,000	35,930
3.000% due 02/01/24	100,000	97,457
3.300% due 02/01/27	100,000	96,845
3.375% due 08/15/25	365,000	357,245
3.400% due 07/15/46	55,000	47,287
3.550% due 05/01/28	400,000	393,917
3.600% due 03/01/24	400,000	402,537
3.969% due 11/01/47	289,000	274,199
3.999% due 11/01/49	211,000	198,006
4.000% due 08/15/47	100,000	94,494
4.049% due 11/01/52	97,000	91,552
4.250% due 01/15/33	250,000	259,203
4.400% due 08/15/35	77,000	79,516
4.600% due 08/15/45	77,000	79,840
4.750% due 03/01/44	300,000	316,466
5.700% due 07/01/19	100,000	103,597

	Principal Amount	Value
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	$185,000	$261,944
Discovery Communications LLC 2.200% due 09/20/19	5,000	4,950
2.950% due 03/20/23	150,000	144,659
3.450% due 03/15/25	100,000	96,530
3.800% due 03/13/24	100,000	98,906
3.950% due 03/20/28	60,000	57,669
4.950% due 05/15/42	100,000	96,441
5.000% due 09/20/37	120,000	119,800
5.200% due 09/20/47	30,000	29,998
eBay Inc 2.750% due 01/30/23	50,000	48,315
3.250% due 10/15/20	200,000	200,625
3.600% due 06/05/27	50,000	48,232
Expedia Group Inc 3.800% due 02/15/28	50,000	46,531
4.500% due 08/15/24	200,000	202,408
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	188,573
Motorola Solutions Inc 3.500% due 03/01/23	150,000	147,959
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	73,650
4.375% due 04/01/21	100,000	103,919
Omnicom Group Inc 3.600% due 04/15/26	50,000	48,523
3.625% due 05/01/22	100,000	100,709
4.450% due 08/15/20	50,000	51,531
Orange SA (France) 1.625% due 11/03/19	100,000	97,958
5.375% due 01/13/42	150,000	172,730
9.000% due 03/01/31	50,000	73,276
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	60,000	60,125
Rogers Communications Inc (Canada) 4.300% due 02/15/48	85,000	85,547
4.500% due 03/15/43	25,000	25,445
5.000% due 03/15/44	100,000	109,845
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	149,351
Telefonica Emisiones SAU (Spain) 4.665% due 03/06/38	200,000	202,667
5.213% due 03/08/47	150,000	159,756
5.462% due 02/16/21	40,000	42,596
7.045% due 06/20/36	150,000	190,586
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	338,972
The Walt Disney Co 0.875% due 07/12/19	20,000	19,583
1.850% due 07/30/26	430,000	383,212
2.350% due 12/01/22	100,000	96,975
2.750% due 08/16/21	50,000	49,768
3.000% due 07/30/46	225,000	192,353
Thomson Reuters Corp (Canada) 4.300% due 11/23/23	100,000	102,426
4.700% due 10/15/19	25,000	25,665
5.650% due 11/23/43	150,000	171,822
5.850% due 04/15/40	25,000	28,879
Time Warner Cable LLC
5.000% due 02/01/20	300,000	308,224
5.875% due 11/15/40	150,000	156,938
6.550% due 05/01/37	100,000	112,607
6.750% due 06/15/39	50,000	57,017
7.300% due 07/01/38	150,000	179,879
8.250% due 04/01/19	100,000	104,964
Time Warner Inc 2.950% due 07/15/26	40,000	36,677
4.700% due 01/15/21	50,000	52,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
4.750% due 03/29/21	$100,000	$104,484
6.100% due 07/15/40	50,000	57,331
6.200% due 03/15/40	50,000	58,241
6.250% due 03/29/41	350,000	409,407
6.500% due 11/15/36	100,000	120,340
7.625% due 04/15/31	100,000	129,893
7.700% due 05/01/32	150,000	201,565
Verizon Communications Inc 3.000% due 11/01/21	85,000	84,395
3.125% due 03/16/22	250,000	247,947
3.376% due 02/15/25	200,000	196,777
3.450% due 03/15/21	200,000	202,118
3.500% due 11/01/21	200,000	201,701
4.125% due 03/16/27	300,000	304,242
4.125% due 08/15/46	300,000	270,589
4.272% due 01/15/36	57,000	54,657
4.522% due 09/15/48	309,000	298,405
4.672% due 03/15/55	294,000	280,614
4.862% due 08/21/46	400,000	404,535
5.012% due 04/15/49	300,000	311,617
5.150% due 09/15/23	1,050,000	1,133,768
5.250% due 03/16/37	133,000	143,630
5.500% due 03/16/47	75,000	83,285
Viacom Inc 3.875% due 04/01/24	100,000	99,673
4.375% due 03/15/43	70,000	62,855
5.625% due 09/15/19	25,000	25,971
6.875% due 04/30/36	100,000	119,062
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	150,000	154,716
6.150% due 02/27/37	150,000	173,957
7.875% due 02/15/30	50,000	65,223
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	100,134

		27,468,594

Consumer, Cyclical - 1.5%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	139,577	145,356
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	142,200	136,320
American Honda Finance Corp 1.700% due 09/09/21	100,000	95,742
2.000% due 02/14/20	50,000	49,265
2.450% due 09/24/20	150,000	148,768
2.900% due 02/16/24	250,000	244,810
Aptiv PLC 4.250% due 01/15/26	50,000	51,114
4.400% due 10/01/46	100,000	96,678
AutoNation Inc 4.500% due 10/01/25	100,000	101,880
AutoZone Inc 3.750% due 06/01/27	100,000	98,076
4.000% due 11/15/20	50,000	51,192
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	8,731
BorgWarner Inc 3.375% due 03/15/25	200,000	197,859
Cintas Corp No 2 2.900% due 04/01/22	50,000	49,251
3.700% due 04/01/27	50,000	50,002
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	23,923	24,399
Costco Wholesale Corp 1.700% due 12/15/19	300,000	295,783
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	72,825
Darden Restaurants Inc 3.850% due 05/01/27	130,000	128,760

	Principal Amount	Value
Delphi Corp 4.150% due 03/15/24	$40,000	$41,056
Delta Air Lines Inc 2.600% due 12/04/20	25,000	24,542
3.625% due 03/15/22	100,000	99,940
Dollar General Corp 3.250% due 04/15/23	50,000	49,568
3.875% due 04/15/27	50,000	49,651
4.150% due 11/01/25	25,000	25,718
DR Horton Inc 4.000% due 02/15/20	50,000	50,862
Ford Motor Co 4.750% due 01/15/43	300,000	274,108
5.291% due 12/08/46	100,000	97,987
7.450% due 07/16/31	150,000	181,850
Ford Motor Credit Co LLC 2.425% due 06/12/20	200,000	196,402
3.096% due 05/04/23	200,000	192,356
3.470% due 04/05/21	300,000	299,750
3.815% due 11/02/27	200,000	188,258
4.375% due 08/06/23	200,000	202,976
5.875% due 08/02/21	250,000	266,913
General Motors Co 4.200% due 10/01/27	50,000	48,992
5.400% due 04/01/48	50,000	50,049
6.250% due 10/02/43	100,000	110,033
6.600% due 04/01/36	250,000	286,970
6.750% due 04/01/46	25,000	29,077
General Motors Financial Co Inc 2.350% due 10/04/19	50,000	49,564
2.400% due 05/09/19	200,000	199,033
2.450% due 11/06/20	100,000	97,823
2.650% due 04/13/20	85,000	84,002
3.150% due 01/15/20	200,000	200,044
3.500% due 11/07/24	100,000	96,640
3.700% due 11/24/20	100,000	100,986
3.700% due 05/09/23	200,000	198,706
3.950% due 04/13/24	100,000	99,242
4.000% due 01/15/25	300,000	296,061
4.000% due 10/06/26	50,000	48,580
Hasbro Inc 3.150% due 05/15/21	50,000	50,068
3.500% due 09/15/27	30,000	28,136
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	26,181
Kohl’s Corp 3.250% due 02/01/23	100,000	98,280
4.250% due 07/17/25	50,000	50,525
5.550% due 07/17/45	50,000	48,567
Lear Corp 5.250% due 01/15/25	65,000	68,700
Leggett & Platt Inc 3.800% due 11/15/24	50,000	49,591
Lowe’s Cos Inc 3.100% due 05/03/27	200,000	192,755
3.120% due 04/15/22	100,000	100,655
3.700% due 04/15/46	250,000	232,603
3.875% due 09/15/23	100,000	103,455
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	48,136
3.875% due 01/15/22	100,000	100,147
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	25,763
Marriott International Inc 2.875% due 03/01/21	50,000	49,560
3.125% due 06/15/26	200,000	189,776
3.375% due 10/15/20	83,000	83,454
McDonald’s Corp 2.750% due 12/09/20	45,000	44,799
3.375% due 05/26/25	100,000	98,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
3.500% due 07/15/20	$50,000	$50,792
3.500% due 03/01/27	50,000	49,503
3.700% due 01/30/26	160,000	161,073
3.700% due 02/15/42	200,000	184,930
4.875% due 07/15/40	10,000	10,904
4.875% due 12/09/45	250,000	272,001
Newell Brands Inc 3.150% due 04/01/21	125,000	123,916
3.850% due 04/01/23	20,000	19,977
4.200% due 04/01/26	225,000	223,100
5.375% due 04/01/36	15,000	15,650
5.500% due 04/01/46	20,000	21,149
NIKE Inc 2.250% due 05/01/23	27,000	26,114
3.375% due 11/01/46	200,000	181,731
3.625% due 05/01/43	25,000	23,858
Nordstrom Inc 4.000% due 10/15/21	250,000	255,164
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	102,360
PACCAR Financial Corp 2.300% due 08/10/22	100,000	96,760
QVC Inc 3.125% due 04/01/19	100,000	99,964
5.450% due 08/15/34	100,000	96,513
Southwest Airlines Co 2.750% due 11/06/19	50,000	49,924
Starbucks Corp 2.100% due 02/04/21	60,000	58,811
2.200% due 11/22/20	20,000	19,728
2.450% due 06/15/26	50,000	46,662
3.500% due 03/01/28	100,000	99,783
3.750% due 12/01/47	35,000	33,782
4.300% due 06/15/45	35,000	36,597
Tapestry Inc 4.125% due 07/15/27	100,000	98,019
Target Corp 2.500% due 04/15/26	225,000	209,151
2.900% due 01/15/22	100,000	100,143
3.625% due 04/15/46	25,000	22,711
3.900% due 11/15/47	250,000	239,423
The Home Depot Inc 2.000% due 06/15/19	150,000	149,246
2.000% due 04/01/21	50,000	48,791
2.125% due 09/15/26	300,000	271,569
2.700% due 04/01/23	100,000	98,093
3.000% due 04/01/26	25,000	24,312
3.350% due 09/15/25	45,000	44,840
3.500% due 09/15/56	55,000	49,151
4.200% due 04/01/43	300,000	310,411
4.400% due 04/01/21	100,000	103,935
5.875% due 12/16/36	75,000	96,428
Toyota Motor Credit Corp 1.900% due 04/08/21	100,000	97,208
2.150% due 03/12/20	500,000	494,120
2.600% due 01/11/22	100,000	98,821
2.625% due 01/10/23	100,000	97,813
3.200% due 01/11/27	100,000	98,586
4.250% due 01/11/21	100,000	103,484
United Airlines Pass-Through Trust ‘A’ 3.450% due 01/07/30	29,209	28,632
4.000% due 10/11/27	92,052	93,213
United Airlines Pass-Through Trust ‘AA’ 2.875% due 04/07/30	150,000	141,660
3.100% due 01/07/30	48,681	47,044
3.450% due 06/01/29	23,187	22,760
Walgreen Co 3.100% due 09/15/22	75,000	73,498
Walgreens Boots Alliance Inc 3.450% due 06/01/26	30,000	28,379
3.800% due 11/18/24	200,000	197,166

	Principal Amount	Value
4.650% due 06/01/46	$20,000	$19,452
4.800% due 11/18/44	165,000	163,593
Walmart Inc 2.650% due 12/15/24	1,000,000	964,854
3.300% due 04/22/24	300,000	301,796
WW Grainger Inc 3.750% due 05/15/46	50,000	46,693
4.600% due 06/15/45	20,000	21,174
Wyndham Worldwide Corp 4.150% due 04/01/24	60,000	59,899
4.500% due 04/01/27	70,000	69,614

		15,471,117

Consumer, Non-Cyclical - 4.5%

Abbott Laboratories 2.350% due 11/22/19	66,000	65,451
2.900% due 11/30/21	150,000	148,693
2.950% due 03/15/25	100,000	95,885
3.250% due 04/15/23	100,000	99,373
3.400% due 11/30/23	100,000	99,365
3.750% due 11/30/26	400,000	398,333
4.750% due 11/30/36	100,000	107,893
4.900% due 11/30/46	100,000	109,887
6.150% due 11/30/37	25,000	30,939
AbbVie Inc 2.300% due 05/14/21	300,000	292,603
2.500% due 05/14/20	150,000	148,116
2.850% due 05/14/23	50,000	48,462
2.900% due 11/06/22	200,000	195,508
3.200% due 11/06/22	70,000	69,152
3.200% due 05/14/26	100,000	95,288
3.600% due 05/14/25	175,000	172,641
4.300% due 05/14/36	50,000	50,095
4.400% due 11/06/42	125,000	123,587
4.450% due 05/14/46	100,000	99,668
4.500% due 05/14/35	160,000	164,139
4.700% due 05/14/45	50,000	51,671
Aetna Inc 2.750% due 11/15/22	125,000	120,492
2.800% due 06/15/23	25,000	24,041
3.500% due 11/15/24	100,000	98,385
3.875% due 08/15/47	30,000	26,978
4.125% due 11/15/42	100,000	94,104
Allergan Finance LLC 3.250% due 10/01/22	100,000	97,986
4.625% due 10/01/42	100,000	96,647
Allergan Funding SCS 2.450% due 06/15/19	65,000	64,519
3.000% due 03/12/20	70,000	69,664
3.800% due 03/15/25	70,000	68,862
4.550% due 03/15/35	320,000	313,783
4.750% due 03/15/45	330,000	324,029
Allergan Inc 2.800% due 03/15/23	25,000	23,785
Altria Group Inc 4.500% due 05/02/43	100,000	101,441
4.750% due 05/05/21	200,000	209,102
9.250% due 08/06/19	250,000	271,023
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	98,775
3.450% due 12/15/27	50,000	47,636
Amgen Inc 2.650% due 05/11/22	150,000	146,498
3.200% due 11/02/27	50,000	47,438
3.625% due 05/22/24	100,000	100,766
4.400% due 05/01/45	100,000	100,078
5.150% due 11/15/41	174,000	193,894
5.750% due 03/15/40	400,000	481,228
6.400% due 02/01/39	225,000	284,261

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	$160,000	$158,827
3.300% due 02/01/23	300,000	300,399
3.650% due 02/01/26	700,000	696,594
3.700% due 02/01/24	200,000	203,541
4.625% due 02/01/44	300,000	311,245
4.700% due 02/01/36	275,000	291,452
4.900% due 02/01/46	330,000	356,675
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	100,000	97,202
3.500% due 01/12/24 #	355,000	357,625
3.750% due 07/15/42	100,000	91,970
4.000% due 04/13/28 #	80,000	81,035
4.375% due 02/15/21	200,000	207,872
4.375% due 04/15/38 #	35,000	35,728
4.439% due 10/06/48	200,000	201,946
4.600% due 04/15/48 #	50,000	51,754
4.750% due 04/15/58 #	100,000	102,494
4.950% due 01/15/42	300,000	326,015
5.375% due 01/15/20	200,000	209,296
Anthem Inc 2.250% due 08/15/19	200,000	198,129
2.500% due 11/21/20	15,000	14,753
2.950% due 12/01/22	50,000	48,781
3.300% due 01/15/23	75,000	74,236
3.350% due 12/01/24	400,000	388,742
3.650% due 12/01/27	30,000	29,042
4.375% due 12/01/47	30,000	29,516
4.625% due 05/15/42	100,000	101,518
4.650% due 01/15/43	50,000	50,466
Archer-Daniels-Midland Co 3.750% due 09/15/47	100,000	93,864
4.016% due 04/16/43	50,000	49,296
4.479% due 03/01/21	100,000	104,204
Ascension Health 3.945% due 11/15/46	70,000	71,094
AstraZeneca PLC (United Kingdom) 1.950% due 09/18/19	200,000	197,481
2.375% due 11/16/20	100,000	98,465
2.375% due 06/12/22	100,000	96,644
3.125% due 06/12/27	100,000	95,924
3.375% due 11/16/25	100,000	98,665
4.000% due 09/18/42	25,000	24,277
4.375% due 11/16/45	25,000	25,351
6.450% due 09/15/37	100,000	129,756
Automatic Data Processing Inc 2.250% due 09/15/20	50,000	49,408
3.375% due 09/15/25	25,000	25,141
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	200,000	196,175
2.764% due 08/15/22 ~	150,000	145,189
3.222% due 08/15/24 ~	100,000	96,507
3.557% due 08/15/27 ~	100,000	95,822
4.390% due 08/15/37 ~	70,000	69,677
4.540% due 08/15/47 ~	210,000	208,206
Baxalta Inc 2.875% due 06/23/20	150,000	149,006
4.000% due 06/23/25	50,000	49,969
5.250% due 06/23/45	30,000	32,966
Becton Dickinson & Co 2.133% due 06/06/19	50,000	49,445
2.404% due 06/05/20	35,000	34,348
2.894% due 06/06/22	265,000	257,292
3.125% due 11/08/21	100,000	98,457
3.363% due 06/06/24	50,000	48,171
3.700% due 06/06/27	150,000	145,002
3.734% due 12/15/24	129,000	126,967
4.669% due 06/06/47	50,000	50,931

	Principal Amount	Value
Bestfoods 7.250% due 12/15/26	$200,000	$253,006
Biogen Inc 5.200% due 09/15/45	300,000	328,277
Block Financial LLC 4.125% due 10/01/20	100,000	101,598
Boston Scientific Corp 3.375% due 05/15/22	300,000	299,248
Bristol-Myers Squibb Co 3.250% due 02/27/27	100,000	99,014
3.250% due 08/01/42	100,000	90,458
Brown-Forman Corp 4.500% due 07/15/45	40,000	43,507
Bunge Ltd Finance Corp 3.000% due 09/25/22	55,000	53,219
3.250% due 08/15/26	20,000	18,825
3.750% due 09/25/27	30,000	29,030
8.500% due 06/15/19	10,000	10,627
Campbell Soup Co 2.500% due 08/02/22	100,000	96,157
3.650% due 03/15/23	50,000	50,140
4.150% due 03/15/28	100,000	99,108
4.800% due 03/15/48	20,000	20,039
Cardinal Health Inc 1.948% due 06/14/19	35,000	34,628
2.616% due 06/15/22	50,000	48,368
3.079% due 06/15/24	50,000	47,747
3.410% due 06/15/27	100,000	94,302
3.750% due 09/15/25	50,000	49,589
4.368% due 06/15/47	50,000	47,250
4.900% due 09/15/45	50,000	51,274
Catholic Health Initiatives 4.350% due 11/01/42	150,000	140,275
Celgene Corp 2.250% due 05/15/19	200,000	198,564
2.875% due 02/19/21	25,000	24,841
3.250% due 08/15/22	100,000	98,567
3.250% due 02/20/23	50,000	49,093
3.450% due 11/15/27	50,000	47,459
3.875% due 08/15/25	300,000	297,521
3.900% due 02/20/28	100,000	98,122
4.000% due 08/15/23	100,000	101,743
4.350% due 11/15/47	50,000	47,482
4.550% due 02/20/48	100,000	98,252
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	49,725
2.450% due 08/01/22	100,000	96,937
Cigna Corp 3.050% due 10/15/27	30,000	27,563
3.875% due 10/15/47	50,000	45,026
4.500% due 03/15/21	100,000	103,238
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	153,571
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	95,681
Conagra Brands Inc 3.200% due 01/25/23	79,000	78,160
Constellation Brands Inc 2.700% due 05/09/22	200,000	194,147
3.500% due 05/09/27	15,000	14,449
3.750% due 05/01/21	20,000	20,351
3.875% due 11/15/19	20,000	20,276
4.250% due 05/01/23	85,000	87,137
CVS Health Corp 2.125% due 06/01/21	400,000	386,661
2.250% due 08/12/19	150,000	148,537
2.800% due 07/20/20	200,000	198,841
2.875% due 06/01/26	100,000	92,257
3.350% due 03/09/21	125,000	125,746
3.700% due 03/09/23	585,000	587,444

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
3.875% due 07/20/25	$200,000	$198,467
4.100% due 03/25/25	150,000	151,155
4.300% due 03/25/28	485,000	488,959
4.780% due 03/25/38	95,000	96,430
5.050% due 03/25/48	495,000	521,613
5.125% due 07/20/45	105,000	112,357
5.300% due 12/05/43	200,000	216,714
Danaher Corp 3.350% due 09/15/25	30,000	30,241
4.375% due 09/15/45	30,000	32,345
Diageo Capital PLC (United Kingdom) 3.875% due 04/29/43	100,000	99,686
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	148,322
Dignity Health 5.267% due 11/01/64	100,000	104,455
Dr Pepper Snapple Group Inc 2.550% due 09/15/26	50,000	44,738
3.130% due 12/15/23	50,000	48,543
3.430% due 06/15/27	35,000	33,563
4.420% due 12/15/46	250,000	235,371
Ecolab Inc 2.375% due 08/10/22	200,000	193,767
4.350% due 12/08/21	82,000	85,741
Eli Lilly & Co 3.700% due 03/01/45	200,000	195,991
5.500% due 03/15/27	100,000	116,871
Equifax Inc 2.300% due 06/01/21	50,000	48,507
Express Scripts Holding Co 3.000% due 07/15/23	50,000	47,958
3.300% due 02/25/21	300,000	299,608
3.400% due 03/01/27	20,000	18,814
3.900% due 02/15/22	300,000	304,286
4.800% due 07/15/46	15,000	15,259
General Mills Inc 3.200% due 02/10/27	100,000	92,843
5.400% due 06/15/40	45,000	49,934
Gilead Sciences Inc 1.850% due 09/20/19	45,000	44,444
1.950% due 03/01/22	230,000	220,164
2.550% due 09/01/20	300,000	297,641
2.950% due 03/01/27	100,000	94,658
3.250% due 09/01/22	170,000	170,214
3.650% due 03/01/26	100,000	100,398
4.150% due 03/01/47	75,000	73,486
4.400% due 12/01/21	100,000	104,232
4.500% due 02/01/45	210,000	217,852
4.600% due 09/01/35	45,000	48,217
4.750% due 03/01/46	50,000	53,903
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	100,000	131,697
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	198,669
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	107,882
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	76,635
Humana Inc 3.850% due 10/01/24	100,000	100,464
4.625% due 12/01/42	100,000	100,936
Ingredion Inc 3.200% due 10/01/26	100,000	95,882
Johnson & Johnson 1.650% due 03/01/21	50,000	48,660
2.050% due 03/01/23	50,000	48,098
2.250% due 03/03/22	150,000	146,848
2.450% due 12/05/21	150,000	148,386

	Principal Amount	Value
2.450% due 03/01/26	$50,000	$47,136
2.900% due 01/15/28	200,000	192,323
2.950% due 03/03/27	150,000	145,905
3.400% due 01/15/38	50,000	48,104
3.500% due 01/15/48	65,000	61,983
3.550% due 03/01/36	25,000	24,745
3.625% due 03/03/37	132,000	131,480
3.700% due 03/01/46	25,000	24,858
3.750% due 03/03/47	50,000	50,074
4.850% due 05/15/41	50,000	58,874
5.950% due 08/15/37	100,000	130,604
Kaiser Foundation Hospitals 3.150% due 05/01/27	225,000	217,883
4.150% due 05/01/47	20,000	20,629
Kellogg Co 3.400% due 11/15/27	100,000	95,788
4.500% due 04/01/46	150,000	147,728
Kimberly-Clark Corp 3.050% due 08/15/25	50,000	48,906
6.625% due 08/01/37	100,000	136,763
Kraft Heinz Foods Co 2.800% due 07/02/20	400,000	397,393
3.000% due 06/01/26	80,000	73,928
3.500% due 06/06/22	200,000	199,950
4.375% due 06/01/46	115,000	105,185
6.500% due 02/09/40	175,000	209,902
Laboratory Corp of America Holdings 3.600% due 09/01/27	100,000	96,880
4.625% due 11/15/20	100,000	103,579
4.700% due 02/01/45	50,000	50,466
Life Technologies Corp 6.000% due 03/01/20	100,000	105,134
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	131,575
McCormick & Co Inc 3.400% due 08/15/27	50,000	47,914
McKesson Corp 3.796% due 03/15/24	300,000	299,283
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	206,042
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	51,027
Medtronic Global Holdings SCA 3.350% due 04/01/27	50,000	49,368
Medtronic Inc 2.500% due 03/15/20	55,000	54,703
2.750% due 04/01/23	50,000	48,893
3.150% due 03/15/22	125,000	125,242
3.500% due 03/15/25	380,000	379,988
4.375% due 03/15/35	365,000	387,453
4.450% due 03/15/20	25,000	25,960
4.500% due 03/15/42	100,000	106,714
4.625% due 03/15/45	80,000	87,677
Merck & Co Inc 2.400% due 09/15/22	100,000	97,663
2.750% due 02/10/25	400,000	385,699
3.600% due 09/15/42	300,000	293,136
4.150% due 05/18/43	100,000	104,900
Molson Coors Brewing Co 2.100% due 07/15/21	35,000	33,604
3.000% due 07/15/26	245,000	226,735
4.200% due 07/15/46	40,000	37,893
5.000% due 05/01/42	100,000	106,833
Moody’s Corp 2.750% due 12/15/21	50,000	49,124
4.875% due 02/15/24	50,000	53,093
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	49,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Mylan NV 2.500% due 06/07/19	$60,000	$59,547
3.150% due 06/15/21	100,000	98,741
3.950% due 06/15/26	100,000	97,101
5.250% due 06/15/46	265,000	270,816
Northwell Healthcare Inc 4.260% due 11/01/47	100,000	98,716
Northwestern University 3.662% due 12/01/57	25,000	24,653
Novartis Capital Corp (Switzerland) 1.800% due 02/14/20	25,000	24,623
2.400% due 05/17/22	50,000	48,842
2.400% due 09/21/22	75,000	72,989
3.000% due 11/20/25	100,000	97,597
3.100% due 05/17/27	30,000	29,306
3.400% due 05/06/24	150,000	151,379
4.000% due 11/20/45	100,000	103,526
4.400% due 04/24/20	50,000	51,691
NYU Hospitals Center 4.368% due 07/01/47	25,000	26,093
Pepsi-Cola Metropolitan Bottling Co Inc 7.000% due 03/01/29	200,000	262,264
PepsiCo Inc 1.550% due 05/02/19	50,000	49,527
1.850% due 04/30/20	100,000	98,354
2.000% due 04/15/21	100,000	97,541
2.250% due 05/02/22	50,000	48,646
2.375% due 10/06/26	55,000	50,649
2.750% due 03/01/23	100,000	98,635
2.750% due 04/30/25	100,000	96,148
3.000% due 10/15/27	200,000	192,309
3.100% due 07/17/22	50,000	50,290
3.450% due 10/06/46	60,000	55,187
3.500% due 07/17/25	50,000	50,365
3.600% due 03/01/24	71,000	72,642
4.000% due 05/02/47	35,000	35,197
4.450% due 04/14/46	150,000	161,440
4.600% due 07/17/45	35,000	38,002
Pfizer Inc 2.200% due 12/15/21	50,000	49,232
3.000% due 12/15/26	100,000	96,891
3.400% due 05/15/24	550,000	554,817
4.125% due 12/15/46	265,000	272,531
Philip Morris International Inc 2.000% due 02/21/20	35,000	34,486
2.125% due 05/10/23	25,000	23,508
2.625% due 02/18/22	25,000	24,505
3.125% due 08/17/27	300,000	288,361
3.250% due 11/10/24	125,000	122,290
3.375% due 08/11/25	50,000	49,130
4.250% due 11/10/44	30,000	30,103
4.500% due 03/20/42	200,000	207,255
6.375% due 05/16/38	100,000	129,345
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	119,727
Princeton University 5.700% due 03/01/39	50,000	65,288
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	34,592
Quest Diagnostics Inc 2.500% due 03/30/20	300,000	297,661
4.750% due 01/30/20	15,000	15,505
Reynolds American Inc (United Kingdom)
4.450% due 06/12/25	200,000	205,933
6.150% due 09/15/43	300,000	361,653
S&P Global Inc 4.000% due 06/15/25	50,000	51,134
4.400% due 02/15/26	100,000	105,106

	Principal Amount	Value
Sanofi (France) 4.000% due 03/29/21	$200,000	$205,560
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	200,000	196,753
2.400% due 09/23/21	250,000	241,529
3.200% due 09/23/26	250,000	233,389
Stryker Corp 4.100% due 04/01/43	100,000	97,996
4.375% due 05/15/44	300,000	305,206
Sysco Corp 2.500% due 07/15/21	35,000	34,371
2.600% due 10/01/20	50,000	49,606
2.600% due 06/12/22	100,000	97,460
3.250% due 07/15/27	50,000	47,867
3.550% due 03/15/25	50,000	49,885
3.750% due 10/01/25	25,000	25,194
4.450% due 03/15/48	50,000	49,926
4.500% due 04/01/46	25,000	25,150
4.850% due 10/01/45	15,000	15,962
The Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/48	125,000	126,275
The Clorox Co 3.800% due 11/15/21	100,000	102,463
The Coca-Cola Co 1.375% due 05/30/19	150,000	148,167
1.875% due 10/27/20	50,000	49,044
2.500% due 04/01/23	200,000	195,793
2.550% due 06/01/26	100,000	95,014
2.875% due 10/27/25	50,000	48,687
3.150% due 11/15/20	200,000	201,638
3.300% due 09/01/21	100,000	101,090
The Estee Lauder Cos Inc 1.700% due 05/10/21	30,000	28,924
3.150% due 03/15/27	50,000	48,975
4.150% due 03/15/47	30,000	31,428
The George Washington University 4.300% due 09/15/44	50,000	53,116
The Hershey Co 2.300% due 08/15/26	50,000	45,551
The JM Smucker Co 4.375% due 03/15/45	350,000	351,769
The Kroger Co 2.600% due 02/01/21	50,000	49,237
2.800% due 08/01/22	100,000	97,335
3.300% due 01/15/21	100,000	100,492
3.500% due 02/01/26	50,000	48,158
3.850% due 08/01/23	150,000	152,486
3.875% due 10/15/46	200,000	172,444
4.650% due 01/15/48	100,000	97,522
5.150% due 08/01/43	25,000	25,710
The Procter & Gamble Co 2.300% due 02/06/22	100,000	98,071
2.450% due 11/03/26	300,000	279,170
5.550% due 03/05/37	200,000	252,186
Thermo Fisher Scientific Inc 2.950% due 09/19/26	30,000	28,039
3.000% due 04/15/23	70,000	68,385
3.150% due 01/15/23	100,000	98,462
3.650% due 12/15/25	100,000	99,996
4.150% due 02/01/24	100,000	102,814
5.300% due 02/01/44	100,000	113,595
Tyson Foods Inc 2.250% due 08/23/21	15,000	14,475
4.500% due 06/15/22	300,000	311,078
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	100,000	96,696
3.500% due 03/22/28	200,000	199,795
5.900% due 11/15/32	50,000	62,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
UnitedHealth Group Inc 2.700% due 07/15/20	$30,000	$29,873
2.950% due 10/15/27	400,000	380,441
3.450% due 01/15/27	150,000	148,596
3.750% due 07/15/25	75,000	75,999
4.200% due 01/15/47	125,000	127,223
4.625% due 11/15/41	300,000	323,052
4.750% due 07/15/45	50,000	55,167
6.875% due 02/15/38	250,000	343,611
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	48,007
University of Southern California 3.028% due 10/01/39	50,000	45,680
Verisk Analytics Inc 4.125% due 09/12/22	100,000	103,149
Wyeth LLC 5.950% due 04/01/37	50,000	63,853
6.500% due 02/01/34	100,000	132,541
Zimmer Biomet Holdings Inc 3.375% due 11/30/21	100,000	99,535
3.550% due 04/01/25	370,000	359,383
Zoetis Inc 3.250% due 02/01/23	300,000	297,332

		47,281,691

Energy - 2.8%

Anadarko Petroleum Corp 3.450% due 07/15/24	100,000	97,178
6.200% due 03/15/40	100,000	118,100
6.450% due 09/15/36	150,000	180,076
6.600% due 03/15/46	200,000	251,955
Andeavor 3.800% due 04/01/28	30,000	28,656
4.500% due 04/01/48	25,000	23,397
4.750% due 12/15/23	150,000	155,978
5.125% due 12/15/26	50,000	52,862
Andeavor Logistics LP 4.250% due 12/01/27	250,000	244,030
Apache Corp 3.250% due 04/15/22	200,000	198,000
4.750% due 04/15/43	50,000	49,777
5.100% due 09/01/40	100,000	102,552
5.250% due 02/01/42	25,000	26,066
6.000% due 01/15/37	25,000	28,347
Baker Hughes a GE Co LLC 2.773% due 12/15/22	50,000	48,975
3.337% due 12/15/27	100,000	95,674
4.080% due 12/15/47	50,000	47,309
5.125% due 09/15/40	50,000	55,436
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	102,826
BP Capital Markets PLC (United Kingdom) 1.676% due 05/03/19	20,000	19,796
2.112% due 09/16/21	200,000	193,355
2.237% due 05/10/19	200,000	199,116
2.315% due 02/13/20	100,000	98,926
2.750% due 05/10/23	250,000	243,309
3.119% due 05/04/26	25,000	24,209
3.224% due 04/14/24	100,000	98,722
3.561% due 11/01/21	100,000	101,485
3.588% due 04/14/27	100,000	99,851
3.723% due 11/28/28	400,000	402,840
Buckeye Partners LP 3.950% due 12/01/26	20,000	18,904
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	134,529
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	50,000	48,587
3.800% due 04/15/24	43,000	42,837
3.850% due 06/01/27	50,000	48,955

	Principal Amount	Value
4.950% due 06/01/47	$25,000	$26,136
6.750% due 02/01/39	90,000	113,230
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	45,000	43,403
4.250% due 04/15/27	300,000	292,775
4.450% due 09/15/42	100,000	89,423
5.250% due 06/15/37	35,000	35,102
5.400% due 06/15/47	50,000	50,429
5.700% due 10/15/19	65,000	67,254
Chevron Corp 1.561% due 05/16/19	100,000	99,060
2.100% due 05/16/21	100,000	97,773
2.355% due 12/05/22	250,000	242,690
2.419% due 11/17/20	50,000	49,643
2.566% due 05/16/23	100,000	97,284
2.954% due 05/16/26	100,000	96,250
3.191% due 06/24/23	200,000	200,474
3.326% due 11/17/25	50,000	50,044
Cimarex Energy Co 3.900% due 05/15/27	155,000	153,455
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	192,504
Concho Resources Inc 4.375% due 01/15/25	50,000	50,743
ConocoPhillips 6.500% due 02/01/39	250,000	328,461
ConocoPhillips Co 3.350% due 11/15/24	350,000	347,593
4.950% due 03/15/26	50,000	54,637
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	127,365
Devon Energy Corp 5.000% due 06/15/45	105,000	111,831
5.850% due 12/15/25	50,000	56,847
Ecopetrol SA (Colombia) 5.375% due 06/26/26	85,000	88,783
5.875% due 09/18/23	50,000	53,625
5.875% due 05/28/45	200,000	197,940
7.625% due 07/23/19	100,000	105,900
Enable Midstream Partners LP 2.400% due 05/15/19	100,000	98,959
4.400% due 03/15/27	200,000	195,973
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	15,489
7.500% due 04/15/38	50,000	63,398
Enbridge Inc (Canada) 2.900% due 07/15/22	100,000	97,082
3.700% due 07/15/27	100,000	95,978
4.500% due 06/10/44	150,000	145,485
Encana Corp (Canada) 3.900% due 11/15/21	200,000	202,706
Energy Transfer Partners LP 3.600% due 02/01/23	400,000	390,207
4.050% due 03/15/25	100,000	98,170
4.200% due 04/15/27	100,000	96,655
4.900% due 02/01/24	100,000	102,742
5.300% due 04/15/47	100,000	94,075
5.950% due 10/01/43	100,000	100,641
6.125% due 12/15/45	200,000	207,961
6.500% due 02/01/42	100,000	108,198
9.000% due 04/15/19	50,000	52,911
EnLink Midstream Partners LP 4.850% due 07/15/26	30,000	30,342
5.450% due 06/01/47	150,000	147,606
Enterprise Products Operating LLC 2.800% due 02/15/21	250,000	247,400
4.250% due 02/15/48	25,000	24,423
4.450% due 02/15/43	300,000	299,203
4.850% due 03/15/44	300,000	314,844
5.375% due 02/15/78	50,000	48,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
6.125% due 10/15/39	$115,000	$138,084
6.875% due 03/01/33	150,000	189,183
EOG Resources Inc 3.150% due 04/01/25	350,000	339,543
5.625% due 06/01/19	100,000	102,983
EQT Corp 3.000% due 10/01/22	200,000	194,476
8.125% due 06/01/19	25,000	26,480
EQT Midstream Partners LP 4.125% due 12/01/26	35,000	33,634
Exxon Mobil Corp 2.222% due 03/01/21	40,000	39,443
2.709% due 03/06/25	300,000	289,905
3.043% due 03/01/26	450,000	441,426
3.176% due 03/15/24	200,000	202,076
4.114% due 03/01/46	65,000	68,673
Halliburton Co 3.250% due 11/15/21	100,000	100,551
3.800% due 11/15/25	245,000	246,364
4.850% due 11/15/35	50,000	53,933
5.000% due 11/15/45	42,000	46,050
7.450% due 09/15/39	25,000	34,732
Hess Corp 4.300% due 04/01/27	50,000	48,995
5.600% due 02/15/41	50,000	51,164
5.800% due 04/01/47	50,000	52,662
7.125% due 03/15/33	50,000	60,080
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	101,972
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	100,856
4.150% due 02/01/24	100,000	100,462
5.300% due 09/15/20	50,000	52,097
5.400% due 09/01/44	250,000	253,612
6.950% due 01/15/38	200,000	242,404
Kinder Morgan Inc 3.050% due 12/01/19	100,000	99,785
3.150% due 01/15/23	250,000	243,610
5.300% due 12/01/34	70,000	72,026
6.500% due 09/15/20	300,000	321,570
Magellan Midstream Partners LP 4.200% due 10/03/47	50,000	48,363
4.250% due 09/15/46	70,000	67,965
5.000% due 03/01/26	50,000	53,932
Marathon Oil Corp 2.800% due 11/01/22	100,000	96,467
3.850% due 06/01/25	50,000	49,454
4.400% due 07/15/27	100,000	101,657
5.200% due 06/01/45	50,000	52,686
Marathon Petroleum Corp 3.400% due 12/15/20	50,000	50,427
6.500% due 03/01/41	100,000	122,816
MPLX LP 3.375% due 03/15/23	25,000	24,722
4.000% due 03/15/28	320,000	315,946
4.500% due 04/15/38	30,000	29,515
4.700% due 04/15/48	45,000	44,221
4.875% due 12/01/24	250,000	262,391
4.900% due 04/15/58	15,000	14,464
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	95,571
3.950% due 12/01/42	100,000	88,237
Nexen Energy ULC (China) 6.200% due 07/30/19	50,000	51,937
7.500% due 07/30/39	300,000	421,002
Noble Energy Inc
3.850% due 01/15/28	50,000	49,226
4.150% due 12/15/21	100,000	102,250
5.050% due 11/15/44	150,000	157,113

	Principal Amount	Value
Occidental Petroleum Corp 2.700% due 02/15/23	$200,000	$195,706
4.100% due 02/01/21	100,000	102,928
4.100% due 02/15/47	50,000	49,741
4.200% due 03/15/48	300,000	302,422
ONEOK Inc 4.000% due 07/13/27	130,000	128,232
4.950% due 07/13/47	50,000	50,841
ONEOK Partners LP 3.375% due 10/01/22	100,000	98,499
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	265,214
Petroleos Mexicanos (Mexico) 4.250% due 01/15/25	200,000	193,800
4.500% due 01/23/26	250,000	243,000
4.875% due 01/24/22	100,000	102,740
5.350% due 02/12/28 ~	55,000	54,175
5.500% due 01/21/21	100,000	104,225
5.625% due 01/23/46	150,000	134,142
6.350% due 02/12/48 ~	30,000	29,138
6.375% due 02/04/21	100,000	106,800
6.500% due 03/13/27	1,000,000	1,069,250
6.500% due 06/02/41	400,000	398,000
6.625% due 06/15/35	200,000	207,136
6.875% due 08/04/26	100,000	109,730
8.000% due 05/03/19	200,000	210,250
Phillips 66 4.300% due 04/01/22	100,000	104,042
4.650% due 11/15/34	200,000	210,223
Phillips 66 Partners LP 3.550% due 10/01/26	50,000	47,637
4.900% due 10/01/46	25,000	25,150
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	101,713
4.450% due 01/15/26	50,000	52,134
Plains All American Pipeline LP 4.500% due 12/15/26	150,000	148,956
4.650% due 10/15/25	100,000	100,700
4.700% due 06/15/44	50,000	44,729
5.000% due 02/01/21	50,000	51,676
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	200,000	197,224
5.625% due 02/01/21	210,000	220,893
5.625% due 03/01/25	165,000	177,451
5.750% due 05/15/24	165,000	177,756
Schlumberger Investment SA 3.650% due 12/01/23	42,000	42,704
Shell International Finance BV (Netherlands) 1.375% due 05/10/19	100,000	98,728
1.375% due 09/12/19	50,000	49,113
1.750% due 09/12/21	50,000	47,942
1.875% due 05/10/21	100,000	96,754
2.125% due 05/11/20	100,000	98,505
2.375% due 08/21/22	100,000	97,085
2.500% due 09/12/26	50,000	46,640
2.875% due 05/10/26	100,000	96,417
3.250% due 05/11/25	100,000	99,098
3.625% due 08/21/42	100,000	94,779
3.750% due 09/12/46	50,000	48,245
4.000% due 05/10/46	100,000	100,704
4.125% due 05/11/35	263,000	272,629
4.300% due 09/22/19	100,000	102,368
4.550% due 08/12/43	550,000	599,121
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	102,939
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,899
Statoil ASA (Norway) 2.450% due 01/17/23	100,000	96,898
2.900% due 11/08/20	90,000	89,910

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
3.150% due 01/23/22	$100,000	$100,226
3.700% due 03/01/24	200,000	203,708
3.950% due 05/15/43	300,000	302,963
Suncor Energy Inc (Canada) 4.000% due 11/15/47	70,000	68,800
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	97,236
3.900% due 07/15/26	100,000	95,101
TC PipeLines LP 3.900% due 05/25/27	20,000	19,154
Total Capital International SA (France) 3.700% due 01/15/24	200,000	203,939
Total Capital SA (France) 4.125% due 01/28/21	100,000	103,031
4.450% due 06/24/20	200,000	206,584
TransCanada PipeLines Ltd (Canada) 2.500% due 08/01/22	100,000	97,344
3.750% due 10/16/23	100,000	102,080
7.250% due 08/15/38	300,000	407,248
7.625% due 01/15/39	50,000	69,517
Transcontinental Gas Pipe Line Co LLC 4.000% due 03/15/28 ~	50,000	48,892
4.450% due 08/01/42	150,000	146,520
4.600% due 03/15/48 ~	150,000	145,511
Valero Energy Corp 3.400% due 09/15/26	100,000	96,061
6.125% due 02/01/20	50,000	52,785
6.625% due 06/15/37	150,000	189,705
Valero Energy Partners LP 4.375% due 12/15/26	65,000	64,984
Western Gas Partners LP 5.375% due 06/01/21	200,000	208,766
Williams Partners LP 3.600% due 03/15/22	100,000	99,678
3.750% due 06/15/27	50,000	47,861
4.000% due 11/15/21	100,000	101,223
4.000% due 09/15/25	300,000	295,480
5.100% due 09/15/45	100,000	101,699
6.300% due 04/15/40	20,000	22,949

		28,945,692

Financial - 10.6%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	150,000	150,970
3.875% due 01/23/28	150,000	143,281
3.950% due 02/01/22	175,000	175,841
4.500% due 05/15/21	150,000	153,733
4.625% due 10/30/20	150,000	154,470
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	49,045
Aflac Inc 3.625% due 06/15/23	200,000	203,006
4.000% due 02/15/22	100,000	102,332
African Development Bank (Multi-National) 1.125% due 09/20/19	300,000	294,695
1.375% due 02/12/20	200,000	196,196
2.125% due 11/16/22	250,000	242,998
Air Lease Corp 2.625% due 07/01/22	50,000	48,313
2.750% due 01/15/23	100,000	96,621
3.250% due 03/01/25	100,000	95,496
Alexandria Real Estate Equities Inc REIT 3.450% due 04/30/25	300,000	290,506
3.950% due 01/15/27	25,000	24,494
4.500% due 07/30/29	20,000	20,300
Alleghany Corp 4.950% due 06/27/22	100,000	105,852
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	100,432

	Principal Amount	Value
American Express Co 2.200% due 10/30/20	$230,000	$224,405
2.500% due 08/01/22	400,000	386,107
2.650% due 12/02/22	150,000	145,225
3.000% due 10/30/24	50,000	48,057
4.050% due 12/03/42	125,000	125,365
American Express Credit Corp 1.875% due 05/03/19	60,000	59,449
2.375% due 05/26/20	100,000	98,721
3.300% due 05/03/27	65,000	63,018
American Financial Group Inc 4.500% due 06/15/47	50,000	49,506
American International Group Inc 3.750% due 07/10/25	35,000	34,499
3.875% due 01/15/35	100,000	93,423
3.900% due 04/01/26	300,000	297,248
4.200% due 04/01/28	300,000	303,518
4.375% due 01/15/55	100,000	92,805
4.500% due 07/16/44	300,000	294,991
4.700% due 07/10/35	50,000	51,737
4.800% due 07/10/45	50,000	51,371
American Tower Corp REIT 3.375% due 10/15/26	100,000	94,175
3.450% due 09/15/21	200,000	200,506
3.600% due 01/15/28	100,000	95,071
4.700% due 03/15/22	200,000	208,854
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	103,535
7.300% due 06/28/19	20,000	21,107
Aon Corp 5.000% due 09/30/20	50,000	52,229
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	221,449
Ares Capital Corp 3.500% due 02/10/23	50,000	48,617
3.625% due 01/19/22	50,000	49,344
3.875% due 01/15/20	30,000	30,322
Asian Development Bank (Multi-National) 1.000% due 08/16/19	300,000	294,710
1.375% due 03/23/20	200,000	195,955
1.750% due 01/10/20	200,000	197,795
1.750% due 06/08/21	100,000	97,294
1.750% due 08/14/26	250,000	228,800
2.000% due 02/16/22	800,000	779,576
2.000% due 01/22/25	300,000	284,552
2.250% due 01/20/21	130,000	128,930
2.625% due 01/12/27	200,000	195,615
2.750% due 01/19/28	100,000	98,514
Assurant Inc 4.900% due 03/27/28	100,000	102,403
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	243,968
2.625% due 11/09/22	250,000	242,659
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	34,438
3.200% due 01/15/28	200,000	190,167
3.350% due 05/15/27	25,000	24,125
3.625% due 10/01/20	100,000	101,331
4.150% due 07/01/47	50,000	49,160
4.350% due 04/15/48	150,000	152,523
AXA SA (France) 8.600% due 12/15/30	75,000	102,188
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	52,600
Banco Santander SA (Spain) 3.500% due 04/11/22	300,000	298,814
Bank of America Corp
2.250% due 04/21/20	150,000	147,637
2.328% due 10/01/21	100,000	97,809

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
2.369% due 07/21/21	$100,000	$98,148
2.503% due 10/21/22	150,000	144,157
2.625% due 04/19/21	150,000	147,794
2.650% due 04/01/19	67,000	66,971
2.738% due 01/23/22	100,000	98,617
2.816% due 07/21/23	200,000	195,025
3.004% due 12/20/23 ~	550,000	539,643
3.248% due 10/21/27	150,000	141,449
3.300% due 01/11/23	350,000	349,279
3.366% due 01/23/26	100,000	97,315
3.419% due 12/20/28 ~	169,000	161,967
3.500% due 04/19/26	150,000	147,442
3.550% due 03/05/24	100,000	100,339
3.593% due 07/21/28	100,000	97,175
3.824% due 01/20/28	300,000	296,521
3.875% due 08/01/25	100,000	100,802
3.946% due 01/23/49	100,000	96,115
3.950% due 04/21/25	200,000	198,312
3.970% due 03/05/29	400,000	401,238
4.100% due 07/24/23	300,000	309,799
4.183% due 11/25/27	100,000	99,261
4.200% due 08/26/24	285,000	289,177
4.450% due 03/03/26	85,000	86,925
4.750% due 04/21/45	85,000	90,060
4.875% due 04/01/44	200,000	220,874
5.000% due 01/21/44	200,000	225,657
6.110% due 01/29/37	250,000	300,096
7.750% due 05/14/38	200,000	278,294
Bank of Montreal (Canada) 1.500% due 07/18/19	75,000	73,734
1.750% due 09/11/19	50,000	49,273
1.900% due 08/27/21	100,000	96,074
2.100% due 06/15/20	200,000	196,254
2.350% due 09/11/22	150,000	144,326
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	200,000	197,567
5.140% due 10/14/20	250,000	258,293
Barclays PLC (United Kingdom) 2.750% due 11/08/19	200,000	198,561
2.875% due 06/08/20	250,000	247,733
4.337% due 01/10/28	300,000	297,223
4.375% due 01/12/26	200,000	200,547
BB&T Corp 2.150% due 02/01/21	200,000	195,843
2.450% due 01/15/20	100,000	99,183
2.625% due 06/29/20	50,000	49,591
3.950% due 03/22/22	200,000	205,141
Berkshire Hathaway Finance Corp 4.300% due 05/15/43	200,000	211,660
5.750% due 01/15/40	25,000	31,309
Berkshire Hathaway Inc 2.200% due 03/15/21	35,000	34,559
3.000% due 02/11/23	50,000	50,095
3.125% due 03/15/26	535,000	521,679
3.400% due 01/31/22	100,000	101,153
BlackRock Inc 3.200% due 03/15/27	56,000	54,514
5.000% due 12/10/19	700,000	727,080
BNP Paribas SA (France) 5.000% due 01/15/21	200,000	210,556
Boston Properties LP REIT 3.200% due 01/15/25	300,000	289,871
4.125% due 05/15/21	100,000	102,622
BPCE SA (France) 2.500% due 07/15/19	250,000	248,847
Branch Banking & Trust Co 1.450% due 05/10/19	300,000	295,712
Brighthouse Financial Inc
3.700% due 06/22/27 ~	100,000	92,895
4.700% due 06/22/47 ~	50,000	45,921

	Principal Amount	Value
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	$100,000	$96,639
4.125% due 06/15/26	50,000	49,092
Brookfield Finance Inc (Canada) 4.700% due 09/20/47	50,000	48,606
Brookfield Finance LLC (Canada) 4.000% due 04/01/24	50,000	50,413
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	100,000	98,337
2.700% due 02/02/21	85,000	84,141
Capital One Financial Corp 2.400% due 10/30/20	50,000	49,033
2.500% due 05/12/20	49,000	48,253
3.200% due 02/05/25	200,000	192,013
3.300% due 10/30/24	100,000	96,694
3.750% due 07/28/26	250,000	238,319
3.750% due 03/09/27	50,000	48,351
3.800% due 01/31/28	400,000	387,952
Capital One NA 1.850% due 09/13/19	250,000	245,827
Cboe Global Markets Inc 1.950% due 06/28/19	65,000	64,254
CBRE Services Inc 4.875% due 03/01/26	100,000	104,982
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	100,509
Chubb INA Holdings Inc 2.300% due 11/03/20	400,000	394,043
2.700% due 03/13/23	25,000	24,368
3.150% due 03/15/25	100,000	97,899
4.150% due 03/13/43	25,000	25,745
5.900% due 06/15/19	15,000	15,553
Citibank NA 2.850% due 02/12/21	250,000	248,159
Citigroup Inc 2.350% due 08/02/21	150,000	145,734
2.450% due 01/10/20	150,000	148,655
2.500% due 07/29/19	100,000	99,618
2.650% due 10/26/20	250,000	247,129
2.700% due 03/30/21	50,000	49,299
2.700% due 10/27/22	100,000	96,806
2.876% due 07/24/23	200,000	194,746
3.142% due 01/24/23	375,000	370,702
3.400% due 05/01/26	100,000	96,644
3.520% due 10/27/28	100,000	96,657
3.668% due 07/24/28	100,000	97,540
3.750% due 06/16/24	100,000	100,572
3.875% due 03/26/25	100,000	99,054
3.878% due 01/24/39	100,000	96,384
3.887% due 01/10/28	100,000	99,504
4.000% due 08/05/24	50,000	50,172
4.050% due 07/30/22	500,000	508,454
4.125% due 07/25/28	100,000	98,875
4.281% due 04/24/48	200,000	202,413
4.300% due 11/20/26	100,000	100,171
4.400% due 06/10/25	400,000	407,560
4.500% due 01/14/22	60,000	62,386
4.750% due 05/18/46	50,000	50,917
5.300% due 05/06/44	400,000	439,933
6.125% due 08/25/36	100,000	118,513
8.125% due 07/15/39	200,000	303,210
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	291,122
CME Group Inc 3.000% due 09/15/22	50,000	49,703
3.000% due 03/15/25	50,000	48,674
CNA Financial Corp 3.450% due 08/15/27	100,000	95,149
4.500% due 03/01/26	50,000	51,884

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Comerica Bank 4.000% due 07/27/25	$250,000	$251,129
Commonwealth Bank of Australia (Australia) 2.300% due 03/12/20	250,000	246,799
Cooperatieve Rabobank UA (Netherlands) 1.375% due 08/09/19	250,000	244,984
3.375% due 05/21/25	250,000	247,129
3.875% due 02/08/22	200,000	204,307
3.950% due 11/09/22	250,000	252,808
5.250% due 05/24/41	200,000	238,689
Corp Andina de Fomento (Multi-National) 2.000% due 05/10/19	300,000	298,107
8.125% due 06/04/19	25,000	26,598
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,966
Council Of Europe Development Bank (Multi-National) 1.625% due 03/16/21	200,000	194,445
2.625% due 02/13/23	60,000	59,567
Credit Suisse AG NY (Switzerland) 2.300% due 05/28/19	300,000	298,118
4.375% due 08/05/20	350,000	359,932
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	250,000	244,404
3.800% due 09/15/22	250,000	251,924
3.800% due 06/09/23	250,000	250,676
Crown Castle International Corp REIT 2.250% due 09/01/21	55,000	53,045
3.150% due 07/15/23	30,000	29,111
3.200% due 09/01/24	35,000	33,591
3.400% due 02/15/21	30,000	30,129
3.650% due 09/01/27	35,000	33,392
3.700% due 06/15/26	35,000	33,721
3.800% due 02/15/28	50,000	48,152
4.000% due 03/01/27	40,000	39,381
4.450% due 02/15/26	35,000	35,569
4.750% due 05/15/47	25,000	25,248
CubeSmart LP REIT 3.125% due 09/01/26	50,000	46,534
Deutsche Bank AG (Germany) 2.700% due 07/13/20	100,000	97,922
2.850% due 05/10/19	400,000	398,661
3.150% due 01/22/21	100,000	98,558
3.700% due 05/30/24	285,000	275,367
Digital Realty Trust LP REIT 3.700% due 08/15/27	50,000	48,243
3.950% due 07/01/22	100,000	101,920
Discover Bank 3.350% due 02/06/23	250,000	246,221
3.450% due 07/27/26	250,000	236,449
Duke Realty LP REIT 3.875% due 10/15/22	200,000	203,994
E*TRADE Financial Corp 3.800% due 08/24/27	15,000	14,583
EPR Properties REIT 4.750% due 12/15/26	100,000	100,222
ERP Operating LP REIT 2.850% due 11/01/26	70,000	66,311
3.500% due 03/01/28	100,000	98,000
4.500% due 06/01/45	75,000	78,204
4.625% due 12/15/21	60,000	62,715
Essex Portfolio LP REIT 3.375% due 04/15/26	50,000	48,110
3.875% due 05/01/24	50,000	50,349
European Bank for Reconstruction & Development (Multi-National) 1.750% due 11/26/19	200,000	198,017
1.875% due 02/23/22	400,000	387,946
2.125% due 03/07/22	200,000	195,558

	Principal Amount	Value
European Investment Bank (Multi-National) 1.250% due 05/15/19	$200,000	$197,750
1.250% due 12/16/19	700,000	686,696
1.375% due 09/15/21	150,000	143,536
1.625% due 03/16/20	300,000	295,317
1.625% due 08/14/20	200,000	195,967
1.750% due 06/17/19	600,000	596,142
2.250% due 03/15/22	200,000	196,448
2.375% due 05/13/21	300,000	297,719
2.375% due 06/15/22	800,000	788,741
2.875% due 09/15/20	250,000	251,916
3.250% due 01/29/24	600,000	613,545
4.875% due 02/15/36	425,000	531,114
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	51,794
Fifth Third Bancorp 2.875% due 07/27/20	300,000	299,544
8.250% due 03/01/38	25,000	35,935
Fifth Third Bank 2.875% due 10/01/21	300,000	296,631
FMS Wertmanagement (Germany) 1.750% due 01/24/20	300,000	296,276
1.750% due 03/17/20	300,000	295,889
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,659
GE Capital International Funding Co 2.342% due 11/15/20	1,000,000	978,180
4.418% due 11/15/35	413,000	403,027
Government Properties Income Trust REIT 4.000% due 07/15/22	100,000	99,776
HCP Inc REIT 3.400% due 02/01/25	100,000	97,196
4.250% due 11/15/23	93,000	95,283
5.375% due 02/01/21	150,000	157,782
Highwoods Realty LP REIT 4.125% due 03/15/28	20,000	19,916
Hospitality Properties Trust REIT 3.950% due 01/15/28	30,000	28,167
4.375% due 02/15/30	50,000	48,045
4.950% due 02/15/27	110,000	112,006
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	98,931
HSBC Bank USA NA 4.875% due 08/24/20	100,000	103,562
HSBC Holdings PLC (United Kingdom) 2.950% due 05/25/21	250,000	247,563
3.033% due 11/22/23	300,000	292,954
3.400% due 03/08/21	400,000	401,953
3.900% due 05/25/26	200,000	199,677
4.000% due 03/30/22	100,000	102,449
4.250% due 08/18/25	200,000	198,623
4.375% due 11/23/26	200,000	199,412
4.875% due 01/14/22	100,000	105,126
6.500% due 09/15/37	300,000	376,006
6.800% due 06/01/38	150,000	192,694
HSBC USA Inc 3.500% due 06/23/24	500,000	498,111
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	242,172
Inter-American Development Bank (Multi-National) 1.125% due 09/12/19	175,000	172,104
1.625% due 05/12/20	400,000	394,208
1.750% due 04/14/22	300,000	290,113
1.875% due 03/15/21	800,000	785,086
2.000% due 06/02/26	150,000	140,537
2.125% due 11/09/20	200,000	198,366
2.125% due 01/18/22	200,000	196,643
2.500% due 01/18/23	450,000	445,939
3.200% due 08/07/42	100,000	99,695

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Intercontinental Exchange Inc 2.350% due 09/15/22	$100,000	$96,775
3.100% due 09/15/27	100,000	95,726
4.000% due 10/15/23	100,000	103,683
International Bank for Reconstruction & Development (Multi-National) 0.875% due 08/15/19	150,000	147,150
1.125% due 11/27/19	200,000	196,070
1.250% due 07/26/19	250,000	246,646
1.375% due 05/24/21	400,000	385,340
1.375% due 09/20/21	300,000	287,563
1.625% due 09/04/20	180,000	176,370
1.625% due 03/09/21	200,000	194,764
1.625% due 02/10/22	300,000	288,365
1.875% due 10/07/19	400,000	397,369
1.875% due 04/21/20	400,000	395,703
2.000% due 01/26/22	400,000	390,038
2.125% due 11/01/20	200,000	198,014
2.125% due 02/13/23	100,000	97,388
2.500% due 11/22/27	300,000	290,058
7.625% due 01/19/23	100,000	121,787
International Finance Corp (Multi-National) 1.125% due 07/20/21	150,000	143,010
1.750% due 09/16/19	200,000	198,363
1.750% due 03/30/20	200,000	197,349
Invesco Finance PLC 5.375\% due 11/30/43	200,000	234,218
Jefferies Group LLC 5.125% due 01/20/23	150,000	158,843
8.500% due 07/15/19	125,000	133,611
JPMorgan Chase & Co 2.200% due 10/22/19	400,000	396,166
2.400% due 06/07/21	50,000	48,856
2.776% due 04/25/23	175,000	170,969
2.950% due 10/01/26	200,000	188,244
2.972% due 01/15/23	500,000	490,591
3.200% due 06/15/26	100,000	95,974
3.250% due 09/23/22	400,000	398,936
3.509% due 01/23/29	385,000	373,912
3.540% due 05/01/28	100,000	97,762
3.625% due 05/13/24	200,000	199,600
3.782% due 02/01/28	175,000	173,725
3.882% due 07/24/38	150,000	145,823
3.897% due 01/23/49	400,000	382,213
3.964% due 11/15/48	100,000	96,312
4.032% due 07/24/48	150,000	146,386
4.250% due 10/15/20	250,000	257,312
4.350% due 08/15/21	200,000	207,210
4.400% due 07/22/20	200,000	206,155
4.950% due 06/01/45	200,000	216,536
5.500% due 10/15/40	100,000	119,991
5.600% due 07/15/41	100,000	121,000
6.300% due 04/23/19	250,000	259,414
6.400% due 05/15/38	300,000	390,947
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	246,598
2.604% due 02/01/21	250,000	248,681
KeyBank NA 1.600% due 08/22/19	250,000	246,120
KeyCorp 2.900% due 09/15/20	120,000	119,509
5.100% due 03/24/21	100,000	105,598
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	100,525
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	97,541
4.125% due 12/01/46	50,000	45,311
6.875% due 10/01/19	25,000	26,428

	Principal Amount	Value
Kreditanstalt fuer Wiederaufbau (Germany) 1.000% due 07/15/19	$250,000	$245,819
1.250% due 09/30/19	600,000	590,089
1.500% due 09/09/19	400,000	394,979
1.625% due 05/29/20	300,000	294,478
1.625% due 03/15/21	400,000	388,784
1.750% due 09/15/21	200,000	194,034
1.875% due 04/01/19	200,000	199,272
1.875% due 06/30/20	500,000	493,149
1.875% due 12/15/20	300,000	294,367
2.000% due 11/30/21	450,000	439,191
2.000% due 10/04/22	250,000	242,286
2.000% due 05/02/25	400,000	378,461
2.125% due 03/07/22	400,000	390,860
2.125% due 01/17/23	650,000	631,342
2.375% due 08/25/21	250,000	247,697
2.875% due 04/03/28	300,000	298,881
4.000% due 01/27/20	100,000	102,769
Landwirtschaftliche Rentenbank (Germany) 1.375% due 10/23/19	100,000	98,511
1.750% due 04/15/19	225,000	223,672
1.750% due 07/27/26	100,000	91,228
2.000% due 01/13/25	200,000	189,533
Lazard Group LLC 3.625% due 03/01/27	50,000	48,687
Legg Mason Inc 4.750% due 03/15/26	50,000	52,338
Liberty Property LP REIT 4.400% due 02/15/24	94,000	97,740
Lincoln National Corp 3.625% due 12/12/26	150,000	146,903
3.800% due 03/01/28	35,000	34,739
4.000% due 09/01/23	15,000	15,336
4.350% due 03/01/48	25,000	24,638
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	197,972
Lloyds Banking Group PLC (United Kingdom) 3.574% due 11/07/28	300,000	283,522
4.500% due 11/04/24	300,000	302,637
4.582% due 12/10/25	200,000	200,464
Loews Corp 2.625% due 05/15/23	150,000	144,776
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	242,839
Manulife Financial Corp (Canada) 4.150% due 03/04/26	50,000	50,751
5.375% due 03/04/46	50,000	58,804
Markel Corp 3.500% due 11/01/27	50,000	47,772
Marsh & McLennan Cos Inc 3.500% due 03/10/25	75,000	74,522
3.750% due 03/14/26	100,000	100,076
4.200% due 03/01/48	100,000	101,213
Mastercard Inc 2.000% due 11/21/21	50,000	48,650
2.950% due 11/21/26	50,000	48,429
3.500% due 02/26/28	265,000	267,859
3.800% due 11/21/46	50,000	50,011
3.950% due 02/26/48	15,000	15,504
MetLife Inc 3.600% due 04/10/24	300,000	300,589
5.700% due 06/15/35	100,000	119,318
5.875% due 02/06/41	200,000	243,505
6.375% due 06/15/34	100,000	126,475
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	96,909
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	200,000	193,072
2.665% due 07/25/22	100,000	96,913

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
2.998% due 02/22/22	$100,000	$98,707
3.455% due 03/02/23	50,000	49,965
3.677% due 02/22/27	100,000	98,871
3.777% due 03/02/25	50,000	50,062
3.850% due 03/01/26	200,000	200,372
3.961% due 03/02/28	50,000	50,222
Mizuho Financial Group Inc (Japan) 2.601% due 09/11/22	200,000	192,712
3.663% due 02/28/27	200,000	196,403
Morgan Stanley 2.625% due 11/17/21	120,000	117,194
2.750% due 05/19/22	85,000	82,917
3.125% due 01/23/23	500,000	493,231
3.125% due 07/27/26	70,000	66,273
3.591% due 07/22/28	100,000	96,773
3.625% due 01/20/27	300,000	293,781
3.772% due 01/24/29	500,000	492,511
3.971% due 07/22/38	265,000	259,367
4.100% due 05/22/23	600,000	608,556
4.300% due 01/27/45	400,000	403,432
4.350% due 09/08/26	90,000	90,745
4.375% due 01/22/47	265,000	271,357
4.875% due 11/01/22	100,000	104,860
5.500% due 07/28/21	250,000	267,166
5.625% due 09/23/19	200,000	207,666
5.750% due 01/25/21	200,000	213,193
7.250% due 04/01/32	100,000	132,756
Nasdaq Inc 5.550% due 01/15/20	100,000	104,328
National Australia Bank Ltd (Australia) 1.375% due 07/12/19	250,000	245,909
2.500% due 05/22/22	250,000	242,721
3.000% due 01/20/23	200,000	197,069
National Bank of Canada (Canada) 2.150% due 06/12/20	250,000	245,852
National City Corp 6.875% due 05/15/19	200,000	208,805
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	98,851
National Rural Utilities Cooperative Finance Corp 2.400% due 04/25/22	200,000	193,334
4.023% due 11/01/32	100,000	102,230
4.750% due 04/30/43	200,000	205,289
8.000% due 03/01/32	50,000	70,993
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,332
Nordic Investment Bank (Multi-National) 1.625% due 11/20/20	200,000	195,283
2.250% due 02/01/21	200,000	198,201
Northern Trust Corp 3.375% due 08/23/21	50,000	50,879
3.375% due 05/08/32	63,000	60,544
Oesterreichische Kontrollbank AG (Austria) 1.375% due 02/10/20	200,000	196,034
1.875% due 01/20/21	300,000	293,896
Omega Healthcare Investors Inc REIT 4.500% due 01/15/25	25,000	24,466
4.750% due 01/15/28	50,000	48,582
4.950% due 04/01/24	100,000	102,154
ORIX Corp (Japan) 2.900% due 07/18/22	30,000	29,344
3.700% due 07/18/27	50,000	48,917
PNC Bank NA 2.000% due 05/19/20	250,000	245,212
2.250% due 07/02/19	250,000	248,372
2.950% due 02/23/25	300,000	288,205
3.100% due 10/25/27	300,000	286,221
Principal Financial Group Inc 4.625% due 09/15/42	100,000	103,571

	Principal Amount	Value
Private Export Funding Corp 2.300% due 09/15/20	$150,000	$149,335
2.450% due 07/15/24	100,000	97,629
4.300% due 12/15/21	25,000	26,481
Prospect Capital Corp 5.000% due 07/15/19	100,000	101,351
Prudential Financial Inc
3.935% due 12/07/49 ~	132,000	124,198
5.200% due 03/15/44	100,000	101,875
5.875% due 09/15/42	100,000	105,375
6.625% due 06/21/40	50,000	66,729
7.375% due 06/15/19	320,000	337,132
Public Storage REIT 3.094% due 09/15/27	30,000	28,827
Raymond James Financial Inc 4.950% due 07/15/46	100,000	108,371
Realty Income Corp REIT 3.000% due 01/15/27	50,000	46,229
3.875% due 04/15/25 #	150,000	149,671
4.650% due 08/01/23	50,000	52,484
Regency Centers LP REIT 3.600% due 02/01/27	30,000	28,791
4.125% due 03/15/28	150,000	150,628
4.400% due 02/01/47	35,000	34,625
Regions Financial Corp 2.750% due 08/14/22	150,000	145,852
3.200% due 02/08/21	50,000	49,934
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	59,455
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	28,427
Royal Bank of Canada (Canada) 1.625% due 04/15/19	100,000	98,911
2.150% due 03/06/20	100,000	98,615
2.200% due 09/23/19	200,000	198,993
2.300% due 03/22/21	500,000	491,637
4.650% due 01/27/26	400,000	412,909
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	500,000	494,196
Santander Holdings USA Inc 2.700% due 05/24/19	28,000	27,937
3.700% due 03/28/22	220,000	220,602
4.400% due 07/13/27	145,000	144,392
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	196,083
3.125% due 01/08/21	150,000	149,092
Santander UK PLC (United Kingdom) 2.500% due 01/05/21	200,000	196,791
4.000% due 03/13/24	100,000	101,598
Select Income REIT 4.250% due 05/15/24	50,000	48,863
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,044
Simon Property Group LP REIT 2.350% due 01/30/22	50,000	48,623
2.625% due 06/15/22	100,000	97,482
3.250% due 11/30/26	50,000	48,245
3.375% due 06/15/27	100,000	97,003
4.250% due 10/01/44	200,000	198,007
4.250% due 11/30/46	50,000	49,531
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	246,370
Stifel Financial Corp 4.250% due 07/18/24	50,000	50,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
STORE Capital Corp REIT 4.500% due 03/15/28	$150,000	$149,184
Sumitomo Mitsui Banking Corp (Japan) 3.400% due 07/11/24	300,000	299,133
Sumitomo Mitsui Financial Group Inc (Japan) 2.778% due 10/18/22	100,000	97,187
2.784% due 07/12/22	150,000	146,340
2.846% due 01/11/22	250,000	245,857
2.934% due 03/09/21	100,000	99,233
3.010% due 10/19/26	200,000	188,028
3.352% due 10/18/27	300,000	287,982
3.364% due 07/12/27	150,000	144,494
3.784% due 03/09/26	100,000	99,837
SunTrust Bank 2.450% due 08/01/22	100,000	96,413
SunTrust Banks Inc 2.500% due 05/01/19	50,000	49,859
2.700% due 01/27/22	100,000	97,859
2.900% due 03/03/21	100,000	99,382
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	196,958
2.000% due 08/30/22	500,000	483,295
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	392,964
Synchrony Financial 3.700% due 08/04/26	50,000	46,814
3.750% due 08/15/21	200,000	201,786
3.950% due 12/01/27	100,000	94,689
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	48,394
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	99,128
The Allstate Corp 3.280% due 12/15/26	350,000	340,724
5.750% due 08/15/53	200,000	210,000
The Bank of New York Mellon Corp 2.050% due 05/03/21	50,000	48,663
2.600% due 08/17/20	500,000	496,516
2.600% due 02/07/22	300,000	294,388
2.800% due 05/04/26	50,000	47,111
3.000% due 10/30/28	55,000	50,797
3.400% due 05/15/24	100,000	99,952
3.442% due 02/07/28	785,000	771,204
The Bank of Nova Scotia (Canada) 1.650% due 06/14/19	400,000	394,867
2.050% due 06/05/19	100,000	99,149
2.150% due 07/14/20	200,000	196,223
2.450% due 03/22/21	250,000	245,980
2.500% due 01/08/21	100,000	98,526
The Charles Schwab Corp 3.200% due 03/02/27	100,000	97,307
The Goldman Sachs Group Inc 1.950% due 07/23/19	100,000	98,909
2.300% due 12/13/19	270,000	267,196
2.600% due 04/23/20	150,000	148,661
2.875% due 02/25/21	100,000	99,028
2.876% due 10/31/22	400,000	391,669
3.000% due 04/26/22	300,000	294,659
3.200% due 02/23/23	255,000	251,513
3.272% due 09/29/25	255,000	245,561
3.500% due 01/23/25	150,000	147,202
3.500% due 11/16/26	100,000	96,388
3.625% due 01/22/23	400,000	401,685
3.750% due 05/22/25	150,000	148,539
3.750% due 02/25/26	60,000	59,017
3.814% due 04/23/29	550,000	540,761
3.850% due 01/26/27	410,000	405,028
4.017% due 10/31/38	100,000	96,825
4.750% due 10/21/45	100,000	107,073
5.150% due 05/22/45	280,000	302,253

	Principal Amount	Value
5.250% due 07/27/21	$150,000	$158,912
5.375% due 03/15/20	300,000	312,874
6.125% due 02/15/33	150,000	179,966
6.750% due 10/01/37	200,000	250,658
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	159,726
The Huntington National Bank 2.400% due 04/01/20	300,000	296,507
The PNC Financial Services Group Inc 5.125% due 02/08/20	100,000	103,776
The Progressive Corp
3.750% due 08/23/21	100,000	102,458
4.125% due 04/15/47	100,000	101,271
The Toronto-Dominion Bank (Canada) 1.450% due 08/13/19	100,000	98,308
1.800% due 07/13/21	100,000	96,022
2.125% due 04/07/21	300,000	292,310
2.250% due 11/05/19	100,000	99,191
2.500% due 12/14/20	50,000	49,383
The Travelers Cos Inc 4.000% due 05/30/47	200,000	199,672
6.250% due 06/15/37	125,000	161,043
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	125,782
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	397,122
UDR Inc REIT 3.700% due 10/01/20	100,000	101,343
US Bancorp 2.950% due 07/15/22	250,000	246,520
3.600% due 09/11/24	400,000	401,143
US Bank NA 1.400% due 04/26/19	250,000	246,932
Ventas Realty LP REIT 3.125% due 06/15/23	90,000	88,238
3.250% due 10/15/26	100,000	93,959
4.000% due 03/01/28	50,000	49,291
4.125% due 01/15/26	31,000	31,274
VEREIT Operating Partnership LP REIT 4.125% due 06/01/21	20,000	20,406
4.600% due 02/06/24	25,000	25,344
4.875% due 06/01/26	25,000	25,270
Visa Inc 2.150% due 09/15/22	45,000	43,377
2.200% due 12/14/20	350,000	344,728
2.800% due 12/14/22	50,000	49,378
3.150% due 12/14/25	200,000	196,243
3.650% due 09/15/47	25,000	24,292
4.150% due 12/14/35	30,000	31,963
4.300% due 12/14/45	100,000	107,291
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	105,009
Voya Financial Inc 3.650% due 06/15/26	50,000	48,793
4.800% due 06/15/46	30,000	30,889
Wachovia Corp 5.500% due 08/01/35	200,000	224,116
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	199,318
Wells Fargo & Co 2.125% due 04/22/19	100,000	99,410
2.500% due 03/04/21	150,000	147,311
2.550% due 12/07/20	170,000	167,114
3.000% due 04/22/26	150,000	140,889
3.000% due 10/23/26	150,000	140,533
3.450% due 02/13/23	300,000	296,065
3.500% due 03/08/22	550,000	551,617
3.584% due 05/22/28	500,000	488,125
3.900% due 05/01/45	300,000	288,917
4.100% due 06/03/26	300,000	298,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
4.125% due 08/15/23	$300,000	$304,509
4.600% due 04/01/21	200,000	207,696
4.750% due 12/07/46	200,000	205,070
5.375% due 02/07/35	100,000	115,703
5.606% due 01/15/44	100,000	114,722
Wells Fargo Bank NA 2.400% due 01/15/20	250,000	247,977
2.600% due 01/15/21	250,000	246,569
6.600% due 01/15/38	100,000	132,421
Welltower Inc REIT 4.250% due 04/01/26	150,000	152,025
4.500% due 01/15/24	150,000	155,262
Westpac Banking Corp (Australia) 1.600% due 08/19/19	150,000	147,639
2.000% due 08/19/21	150,000	144,485
2.300% due 05/26/20	100,000	98,577
2.500% due 06/28/22	150,000	145,865
2.700% due 08/19/26	150,000	138,869
2.750% due 01/11/23	150,000	146,170
2.800% due 01/11/22	200,000	197,289
3.400% due 01/25/28	100,000	97,366
4.875% due 11/19/19	25,000	25,774
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	132,284
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	106,480
WP Carey Inc REIT 4.600% due 04/01/24	100,000	102,587
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	56,328

		110,734,566

Industrial - 1.8%

3M Co 2.000% due 06/26/22	400,000	386,549
2.875% due 10/15/27	100,000	96,693
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	98,956
Agilent Technologies Inc 3.200% due 10/01/22	100,000	99,004
Allegion US Holding Co Inc 3.200% due 10/01/24	50,000	48,621
3.550% due 10/01/27	50,000	47,694
Arrow Electronics Inc 3.250% due 09/08/24	100,000	95,419
3.875% due 01/12/28	25,000	24,225
Avnet Inc 4.625% due 04/15/26	25,000	24,967
Bemis Co Inc 3.100% due 09/15/26	100,000	93,689
Boeing Capital Corp 4.700% due 10/27/19	200,000	206,598
Burlington Northern Santa Fe LLC 3.000% due 03/15/23	150,000	148,627
3.250% due 06/15/27	250,000	246,311
3.650% due 09/01/25	50,000	50,735
4.125% due 06/15/47	50,000	51,509
4.450% due 03/15/43	300,000	316,470
4.700% due 10/01/19	100,000	102,814
4.700% due 09/01/45	50,000	55,540
5.750% due 05/01/40	100,000	123,038
Canadian National Railway Co (Canada) 2.850% due 12/15/21	100,000	99,745
2.950% due 11/21/24	100,000	98,685
6.200% due 06/01/36	50,000	64,886
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	144,337
4.800% due 09/15/35	20,000	22,114
6.125% due 09/15/15	30,000	37,573

	Principal Amount	Value
Carlisle Cos Inc 3.750% due 12/01/27	$50,000	$48,583
Caterpillar Financial Services Corp 1.850% due 09/04/20	35,000	34,177
1.931% due 10/01/21	400,000	386,706
Caterpillar Inc 3.803% due 08/15/42	100,000	100,063
3.900% due 05/27/21	200,000	205,488
6.050% due 08/15/36	125,000	162,478
CNH Industrial Capital LLC 3.375% due 07/15/19	25,000	25,000
3.875% due 10/15/21	20,000	20,037
4.375% due 11/06/20	30,000	30,713
4.375% due 04/05/22	25,000	25,375
4.875% due 04/01/21	25,000	25,781
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	33,983
Corning Inc 4.375% due 11/15/57	100,000	92,317
CSX Corp 3.250% due 06/01/27	250,000	239,263
3.400% due 08/01/24	200,000	199,755
3.700% due 11/01/23	100,000	101,581
5.500% due 04/15/41	75,000	86,943
Deere & Co 3.900% due 06/09/42	100,000	102,591
4.375% due 10/16/19	50,000	51,186
Dover Corp 5.375% due 03/01/41	50,000	58,098
Eaton Corp 2.750% due 11/02/22	200,000	195,510
4.000% due 11/02/32	100,000	100,402
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	105,785
Emerson Electric Co 2.625% due 12/01/21	100,000	98,841
3.150% due 06/01/25	100,000	98,926
4.250% due 11/15/20	25,000	25,853
FedEx Corp 3.300% due 03/15/27	200,000	194,274
3.875% due 08/01/42	100,000	93,928
4.000% due 01/15/24	200,000	206,860
4.400% due 01/15/47	50,000	49,482
4.750% due 11/15/45	50,000	52,341
Flex Ltd 4.750% due 06/15/25	50,000	52,263
FLIR Systems Inc 3.125% due 06/15/21	100,000	99,106
Flowserve Corp 4.000% due 11/15/23	143,000	143,398
Fortive Corp 2.350% due 06/15/21	100,000	97,275
3.150% due 06/15/26	150,000	143,895
4.300% due 06/15/46	125,000	124,964
GATX Corp 3.250% due 03/30/25	100,000	95,128
General Dynamics Corp 3.600% due 11/15/42	200,000	193,550
General Electric Co 2.700% due 10/09/22	600,000	582,015
3.375% due 03/11/24	250,000	244,912
4.125% due 10/09/42	100,000	92,754
4.500% due 03/11/44	300,000	295,497
5.875% due 01/14/38	115,000	133,903
6.750% due 03/15/32	101,000	125,572
6.875% due 01/10/39	58,000	75,161
Harris Corp 2.700% due 04/27/20	200,000	198,315

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Honeywell International Inc 1.400% due 10/30/19	$50,000	$49,102
1.850% due 11/01/21	50,000	48,190
2.500% due 11/01/26	550,000	509,194
Hubbell Inc 3.350% due 03/01/26	50,000	48,816
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	116,353
Ingersoll-Rand Global Holding Co Ltd 3.750% due 08/21/28	250,000	248,539
4.250% due 06/15/23	100,000	104,423
Jabil Inc 3.950% due 01/12/28	55,000	53,393
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	49,809
John Deere Capital Corp 2.150% due 09/08/22	50,000	47,856
2.450% due 09/11/20	50,000	49,578
2.650% due 01/06/22	300,000	295,580
2.650% due 06/10/26	100,000	94,246
2.750% due 03/15/22	100,000	98,744
2.800% due 03/06/23	50,000	48,995
2.800% due 09/08/27	50,000	47,110
3.400% due 09/11/25	50,000	49,835
3.450% due 03/13/25	50,000	50,023
Johnson Controls International PLC 3.625% due 07/02/24	43,000	43,124
3.900% due 02/14/26	50,000	50,149
4.500% due 02/15/47	40,000	40,642
5.000% due 03/30/20	50,000	52,053
Kansas City Southern 4.950% due 08/15/45	100,000	107,612
Keysight Technologies Inc 4.550% due 10/30/24	100,000	103,665
L3 Technologies Inc 3.850% due 12/15/26	25,000	24,743
5.200% due 10/15/19	100,000	103,111
Lockheed Martin Corp 2.500% due 11/23/20	200,000	198,267
2.900% due 03/01/25	50,000	47,848
3.550% due 01/15/26	100,000	99,274
3.600% due 03/01/35	25,000	23,916
3.800% due 03/01/45	20,000	18,951
4.250% due 11/15/19	100,000	102,388
4.500% due 05/15/36	20,000	21,255
4.700% due 05/15/46	44,000	47,855
6.150% due 09/01/36	100,000	125,962
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	20,109
Masco Corp 3.500% due 04/01/21	65,000	65,356
3.500% due 11/15/27	100,000	95,056
4.375% due 04/01/26	50,000	50,936
Norfolk Southern Corp 2.903% due 02/15/23	100,000	98,267
3.000% due 04/01/22	100,000	99,344
3.942% due 11/01/47 ~	63,000	60,789
4.650% due 01/15/46	50,000	53,456
4.837% due 10/01/41	50,000	54,575
5.900% due 06/15/19	50,000	51,825
Northrop Grumman Corp 2.550% due 10/15/22	400,000	387,924
3.250% due 08/01/23	100,000	99,414
3.500% due 03/15/21	100,000	101,227
3.850% due 04/15/45	100,000	93,557
Owens Corning 4.200% due 12/15/22	138,000	141,838
Packaging Corp of America 2.450% due 12/15/20	35,000	34,464
3.400% due 12/15/27	35,000	33,526
3.650% due 09/15/24	100,000	100,327

	Principal Amount	Value
Parker-Hannifin Corp 6.250% due 05/15/38	$100,000	$129,569
Precision Castparts Corp 2.500% due 01/15/23	100,000	97,443
3.250% due 06/15/25	50,000	49,625
4.375% due 06/15/45	50,000	53,602
Raytheon Co 2.500% due 12/15/22	125,000	122,378
4.400% due 02/15/20	25,000	25,737
Republic Services Inc 3.200% due 03/15/25	100,000	97,806
3.375% due 11/15/27	120,000	116,022
5.500% due 09/15/19	27,000	27,979
Rockwell Automation Inc 2.050% due 03/01/20	100,000	98,650
Rockwell Collins Inc 3.500% due 03/15/27	300,000	289,796
5.250% due 07/15/19	100,000	103,081
Roper Technologies Inc 2.800% due 12/15/21	25,000	24,609
3.800% due 12/15/26	30,000	29,912
Ryder System Inc 2.500% due 09/01/22	95,000	91,405
3.400% due 03/01/23	100,000	99,774
Sonoco Products Co 5.750% due 11/01/40	200,000	227,188
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	24,695
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	49,277
Textron Inc 3.650% due 03/15/27	100,000	98,146
4.000% due 03/15/26	25,000	25,335
The Boeing Co 2.800% due 03/01/23	25,000	24,803
3.250% due 03/01/28	25,000	24,733
3.550% due 03/01/38	15,000	14,581
3.625% due 03/01/48	10,000	9,629
5.875% due 02/15/40	50,000	63,850
Union Pacific Corp 2.250% due 06/19/20	50,000	49,515
2.750% due 03/01/26	25,000	23,834
3.000% due 04/15/27	100,000	96,473
3.250% due 08/15/25	50,000	49,385
3.350% due 08/15/46	50,000	45,061
3.600% due 09/15/37	20,000	19,267
3.646% due 02/15/24	92,000	93,950
3.799% due 10/01/51	200,000	190,829
4.050% due 03/01/46	30,000	30,294
United Parcel Service Inc 2.350% due 05/16/22	50,000	48,800
2.450% due 10/01/22	100,000	97,449
3.050% due 11/15/27	550,000	529,648
3.125% due 01/15/21	100,000	100,801
3.400% due 11/15/46	200,000	180,265
6.200% due 01/15/38	50,000	64,687
United Technologies Corp 1.500% due 11/01/19	350,000	343,458
1.950% due 11/01/21	50,000	48,031
2.650% due 11/01/26	30,000	27,588
3.100% due 06/01/22	500,000	496,066
3.750% due 11/01/46	50,000	45,117
4.500% due 06/01/42	300,000	304,915
Vulcan Materials Co 4.500% due 06/15/47	100,000	94,874
Waste Management Inc 2.400% due 05/15/23	200,000	190,939
3.150% due 11/15/27	100,000	95,408
WestRock Co 3.000% due 09/15/24 ~	100,000	95,700
4.000% due 03/15/28 ~	100,000	100,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Xylem Inc 3.250% due 11/01/26	$30,000	$29,109
4.375% due 11/01/46	25,000	25,466

		19,134,165

Technology - 1.9%

Activision Blizzard Inc 2.300% due 09/15/21	30,000	29,009
3.400% due 09/15/26	50,000	48,924
Adobe Systems Inc 4.750% due 02/01/20	100,000	103,311
Analog Devices Inc 2.950% due 01/12/21	200,000	199,438
3.500% due 12/05/26	100,000	97,614
Apple Inc 1.100% due 08/02/19	100,000	98,221
1.550% due 02/07/20	100,000	98,171
1.900% due 02/07/20	300,000	296,605
2.000% due 05/06/20	400,000	395,033
2.000% due 11/13/20	300,000	294,843
2.100% due 05/06/19	300,000	299,334
2.100% due 09/12/22	100,000	96,374
2.250% due 02/23/21	150,000	147,780
2.400% due 01/13/23	50,000	48,570
2.400% due 05/03/23	450,000	435,439
2.500% due 02/09/25	400,000	379,389
2.900% due 09/12/27	300,000	285,714
3.000% due 11/13/27	100,000	95,824
3.250% due 02/23/26	70,000	69,045
3.350% due 02/09/27	200,000	197,676
3.450% due 05/06/24	300,000	303,019
3.450% due 02/09/45	250,000	230,848
3.750% due 09/12/47	75,000	72,535
3.750% due 11/13/47	50,000	48,312
3.850% due 08/04/46	35,000	34,270
4.250% due 02/09/47	100,000	104,146
4.500% due 02/23/36	50,000	54,848
4.650% due 02/23/46	145,000	159,773
Applied Materials Inc 2.625% due 10/01/20	50,000	49,715
3.300% due 04/01/27	255,000	250,684
3.900% due 10/01/25	35,000	35,963
4.350% due 04/01/47	45,000	47,890
5.100% due 10/01/35	35,000	40,039
Autodesk Inc 3.125% due 06/15/20	100,000	100,140
Broadcom Corp 2.375% due 01/15/20	100,000	98,637
3.000% due 01/15/22	350,000	343,647
3.625% due 01/15/24	100,000	98,461
3.875% due 01/15/27	600,000	584,073
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	48,309
Dell International LLC 3.480% due 06/01/19 ~	265,000	266,256
4.420% due 06/15/21 ~	300,000	307,898
5.450% due 06/15/23 ~	115,000	121,996
6.020% due 06/15/26 ~	285,000	307,239
8.100% due 07/15/36 ~	50,000	60,875
8.350% due 07/15/46 ~	50,000	63,619
Electronic Arts Inc 3.700% due 03/01/21	50,000	50,824
4.800% due 03/01/26	50,000	53,610
Fidelity National Information Services Inc 3.000% due 08/15/26	150,000	139,841
3.500% due 04/15/23	57,000	57,027
5.000% due 10/15/25	56,000	59,862
Fiserv Inc 2.700% due 06/01/20	50,000	49,702
3.850% due 06/01/25	100,000	101,032

	Principal Amount	Value
Hewlett Packard Enterprise Co 3.600% due 10/15/20	$50,000	$50,485
4.900% due 10/15/25	250,000	259,821
6.200% due 10/15/35	50,000	53,779
6.350% due 10/15/45	50,000	53,519
HP Inc 3.750% due 12/01/20	9,000	9,142
4.050% due 09/15/22	200,000	206,355
6.000% due 09/15/41	55,000	58,743
Intel Corp 1.700% due 05/19/21	100,000	96,638
2.450% due 07/29/20	160,000	159,122
2.600% due 05/19/26	100,000	94,412
2.875% due 05/11/24	200,000	195,602
3.300% due 10/01/21	250,000	254,007
3.700% due 07/29/25	145,000	148,243
3.734% due 12/08/47 ~	300,000	292,340
International Business Machines Corp 1.625% due 05/15/20	150,000	146,587
1.875% due 05/15/19	100,000	99,278
3.375% due 08/01/23	300,000	301,784
3.625% due 02/12/24	500,000	508,512
4.700% due 02/19/46	200,000	226,460
5.600% due 11/30/39	26,000	32,344
8.375% due 11/01/19	100,000	108,849
Lam Research Corp 2.800% due 06/15/21	50,000	49,369
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	96,795
Microsoft Corp 1.100% due 08/08/19	240,000	236,023
1.550% due 08/08/21	100,000	96,051
1.850% due 02/06/20	100,000	99,019
2.000% due 11/03/20	100,000	98,358
2.000% due 08/08/23	50,000	47,420
2.375% due 02/12/22	200,000	196,199
2.375% due 05/01/23	100,000	97,028
2.400% due 02/06/22	100,000	98,339
2.400% due 08/08/26	250,000	232,896
2.875% due 02/06/24	35,000	34,385
3.125% due 11/03/25	100,000	98,805
3.300% due 02/06/27	560,000	556,215
3.450% due 08/08/36	150,000	146,379
3.500% due 11/15/42	100,000	96,191
3.700% due 08/08/46	100,000	98,734
3.750% due 02/12/45	200,000	198,719
3.950% due 08/08/56	150,000	149,208
4.100% due 02/06/37	300,000	317,355
4.250% due 02/06/47	100,000	107,662
4.450% due 11/03/45	100,000	110,777
4.500% due 02/06/57	300,000	329,080
4.750% due 11/03/55	50,000	57,340
5.200% due 06/01/39	135,000	162,733
5.300% due 02/08/41	200,000	245,706
NetApp Inc 3.375% due 06/15/21	50,000	50,004
Oracle Corp 1.900% due 09/15/21	135,000	130,374
2.250% due 10/08/19	300,000	298,271
2.400% due 09/15/23	250,000	239,544
2.650% due 07/15/26	440,000	411,591
2.950% due 05/15/25	150,000	145,312
3.250% due 11/15/27	350,000	341,577
3.850% due 07/15/36	50,000	49,560
3.900% due 05/15/35	105,000	105,038
4.000% due 07/15/46	250,000	247,728
4.000% due 11/15/47	250,000	247,403
4.300% due 07/08/34	100,000	105,638
4.375% due 05/15/55	200,000	208,050
5.000% due 07/08/19	100,000	103,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
6.125% due 07/08/39	$100,000	$129,206
6.500% due 04/15/38	100,000	133,222
Pitney Bowes Inc 4.625% due 03/15/24	100,000	93,625
QUALCOMM Inc 1.850% due 05/20/19	30,000	29,796
2.100% due 05/20/20	230,000	227,419
2.250% due 05/20/20	100,000	98,357
2.600% due 01/30/23	100,000	95,943
2.900% due 05/20/24	50,000	47,830
3.250% due 05/20/27	50,000	47,555
3.450% due 05/20/25	150,000	146,523
4.300% due 05/20/47	30,000	29,087
4.800% due 05/20/45	150,000	156,466
Seagate HDD Cayman 4.250% due 03/01/22 ~	50,000	49,477
5.750% due 12/01/34	50,000	47,775
Texas Instruments Inc 1.850% due 05/15/22	300,000	286,830
VMware Inc 2.300% due 08/21/20	30,000	29,191
2.950% due 08/21/22	35,000	33,566
3.900% due 08/21/27	30,000	28,435
Xerox Corp 3.500% due 08/20/20	50,000	49,823
3.800% due 05/15/24	150,000	146,548
5.625% due 12/15/19	100,000	104,017
Xilinx Inc 2.950% due 06/01/24	100,000	95,992

		20,264,086

Utilities - 1.7%

Alabama Power Co 2.450% due 03/30/22	100,000	97,600
4.150% due 08/15/44	90,000	93,618
Ameren Illinois Co 3.250% due 03/01/25	50,000	49,608
4.150% due 03/15/46	50,000	51,979
American Water Capital Corp 2.950% due 09/01/27	35,000	33,249
3.750% due 09/01/47	50,000	47,858
4.300% due 12/01/42	100,000	107,538
Appalachian Power Co 3.400% due 06/01/25	100,000	99,025
4.600% due 03/30/21	50,000	52,181
7.000% due 04/01/38	150,000	205,766
Arizona Public Service Co 2.950% due 09/15/27	50,000	47,665
4.500% due 04/01/42	100,000	108,370
Atmos Energy Corp 3.000% due 06/15/27	30,000	28,962
4.150% due 01/15/43	64,000	67,209
Avangrid Inc 3.150% due 12/01/24	50,000	48,590
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,360
3.750% due 08/15/47	50,000	48,140
Berkshire Hathaway Energy Co 2.375% due 01/15/21 ~	25,000	24,592
2.800% due 01/15/23 ~	40,000	39,212
3.250% due 04/15/28 ~	30,000	28,993
3.800% due 07/15/48 ~	25,000	23,889
5.150% due 11/15/43	200,000	230,680
6.125% due 04/01/36	99,000	126,378
Black Hills Corp 3.150% due 01/15/27	50,000	47,125
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	96,044
2.400% due 09/01/26	50,000	46,269
3.000% due 02/01/27	50,000	48,126

	Principal Amount	Value
CenterPoint Energy Resources Corp 4.000% due 04/01/28	$100,000	$100,753
4.500% due 01/15/21	100,000	103,213
CMS Energy Corp 6.250% due 02/01/20	100,000	105,452
Commonwealth Edison Co 3.750% due 08/15/47	50,000	47,967
3.800% due 10/01/42	100,000	98,577
4.000% due 08/01/20	100,000	102,272
4.000% due 03/01/48	100,000	100,579
Consolidated Edison Co of New York Inc
3.875% due 06/15/47	150,000	147,035
3.950% due 03/01/43	100,000	99,874
4.300% due 12/01/56	50,000	51,968
4.500% due 12/01/45	100,000	107,434
6.650% due 04/01/19	150,000	155,461
Consolidated Edison Inc 2.000% due 03/15/20	25,000	24,586
Consumers Energy Co 3.250% due 08/15/46	50,000	44,780
6.700% due 09/15/19	125,000	132,114
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	101,028
Dominion Energy Inc 2.750% due 01/15/22	50,000	48,740
2.850% due 08/15/26	30,000	27,835
4.700% due 12/01/44	100,000	105,622
5.200% due 08/15/19	120,000	123,776
DTE Electric Co 3.375% due 03/01/25	50,000	49,869
3.650% due 03/15/24	51,000	52,564
DTE Energy Co 3.300% due 06/15/22	50,000	50,018
3.800% due 03/15/27	100,000	98,820
3.850% due 12/01/23	100,000	102,127
Duke Energy Carolinas LLC 3.050% due 03/15/23	150,000	149,782
3.750% due 06/01/45	200,000	193,708
6.050% due 04/15/38	110,000	141,042
6.100% due 06/01/37	25,000	31,972
Duke Energy Corp 1.800% due 09/01/21	200,000	190,487
2.400% due 08/15/22	50,000	48,047
3.150% due 08/15/27	50,000	47,126
3.550% due 09/15/21	100,000	100,980
3.750% due 04/15/24	300,000	300,470
3.950% due 08/15/47	50,000	47,037
Duke Energy Florida LLC 2.100% due 12/15/19	74,375	73,998
Duke Energy Indiana LLC 3.750% due 05/15/46	50,000	48,128
4.900% due 07/15/43	100,000	113,172
Duke Energy Progress LLC 3.700% due 10/15/46	300,000	291,201
Edison International 2.400% due 09/15/22	40,000	38,167
2.950% due 03/15/23	100,000	97,318
4.125% due 03/15/28	100,000	100,771
El Paso Electric Co 5.000% due 12/01/44	50,000	53,048
Emera US Finance LP (Canada) 2.150% due 06/15/19	20,000	19,767
3.550% due 06/15/26	35,000	33,463
4.750% due 06/15/46	200,000	201,145
Enel Americas SA (Chile) 4.000% due 10/25/26	200,000	195,932
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	50,797
Entergy Arkansas Inc 3.500% due 04/01/26	50,000	49,897

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Entergy Corp 2.950% due 09/01/26	$30,000	$27,955
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	56,177
Entergy Louisiana LLC 3.250% due 04/01/28	50,000	48,409
4.950% due 01/15/45	40,000	40,904
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	140,116
Eversource Energy 2.800% due 05/01/23	100,000	97,259
2.900% due 10/01/24	50,000	48,058
3.300% due 01/15/28	100,000	96,484
Exelon Corp 2.850% due 06/15/20	50,000	49,571
3.950% due 06/15/25	100,000	100,394
4.450% due 04/15/46	100,000	102,233
4.950% due 06/15/35	35,000	38,612
5.100% due 06/15/45	35,000	39,081
Exelon Generation Co LLC 2.950% due 01/15/20	100,000	99,754
5.200% due 10/01/19	300,000	309,255
FirstEnergy Corp 4.250% due 03/15/23	40,000	40,992
7.375% due 11/15/31	65,000	85,625
Florida Power & Light Co 3.700% due 12/01/47	200,000	195,850
4.950% due 06/01/35	100,000	114,370
5.690% due 03/01/40	35,000	44,979
5.950% due 02/01/38	125,000	162,308
Georgia Power Co 2.000% due 03/30/20	100,000	98,419
2.850% due 05/15/22	100,000	98,347
3.250% due 03/30/27	100,000	96,658
4.300% due 03/15/42	100,000	101,992
5.950% due 02/01/39	150,000	187,622
Great Plains Energy Inc 4.850% due 06/01/21	100,000	103,582
ITC Holdings Corp 3.350% due 11/15/27 ~	50,000	47,825
3.650% due 06/15/24	25,000	25,012
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	50,199
MidAmerican Energy Co 3.650% due 08/01/48	100,000	96,229
6.750% due 12/30/31	100,000	131,209
Mississippi Power Co 3.950% due 03/30/28	25,000	25,189
National Fuel Gas Co 3.750% due 03/01/23	100,000	99,773
3.950% due 09/15/27	50,000	48,547
NextEra Energy Capital Holdings Inc 2.700% due 09/15/19	100,000	99,720
4.500% due 06/01/21	50,000	51,736
4.800% due 12/01/77	100,000	96,712
NiSource Inc 3.490% due 05/15/27	50,000	48,411
3.950% due 03/30/48	50,000	47,099
4.800% due 02/15/44	100,000	106,220
5.250% due 02/15/43	100,000	111,863
Northern States Power Co 2.150% due 08/15/22	100,000	96,037
2.600% due 05/15/23	100,000	97,842
NSTAR Electric Co 2.375% due 10/15/22	100,000	97,061
Ohio Edison Co 6.875% due 07/15/36	150,000	200,344
Ohio Power Co 5.375% due 10/01/21	30,000	32,293

	Principal Amount	Value
Oklahoma Gas & Electric Co 3.850% due 08/15/47	$50,000	$49,331
Oncor Electric Delivery Co LLC 3.800% due 09/30/47 ~	50,000	48,951
5.300% due 06/01/42	100,000	120,534
7.000% due 05/01/32	50,000	66,767
ONE Gas Inc 4.658% due 02/01/44	200,000	222,242
Pacific Gas & Electric Co 2.450% due 08/15/22	100,000	95,624
3.500% due 06/15/25	100,000	97,682
3.850% due 11/15/23	50,000	50,952
3.950% due 12/01/47 ~	100,000	92,819
4.300% due 03/15/45	105,000	101,728
4.750% due 02/15/44	100,000	103,436
6.050% due 03/01/34	250,000	298,431
PECO Energy Co 1.700% due 09/15/21	50,000	47,867
3.150% due 10/15/25	50,000	49,223
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	38,581
Potomac Electric Power Co 3.600% due 03/15/24	100,000	101,722
PPL Electric Utilities Corp 3.950% due 06/01/47	300,000	300,940
4.150% due 10/01/45	25,000	26,119
4.750% due 07/15/43	50,000	56,878
Progress Energy Inc 7.750% due 03/01/31	100,000	136,332
PSEG Power LLC 3.000% due 06/15/21	50,000	49,850
Public Service Co of Colorado 3.800% due 06/15/47	50,000	49,626
4.300% due 03/15/44	200,000	213,012
Public Service Electric & Gas Co 3.000% due 05/15/27	200,000	192,474
Public Service Enterprise Group Inc 2.000% due 11/15/21	100,000	95,428
2.650% due 11/15/22	50,000	48,636
Puget Energy Inc 3.650% due 05/15/25	100,000	99,251
6.000% due 09/01/21	100,000	108,542
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,547
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	99,939
3.600% due 09/01/23	100,000	102,364
3.750% due 06/01/47	50,000	49,121
Sempra Energy 3.400% due 02/01/28	65,000	62,288
3.800% due 02/01/38	100,000	94,391
Sierra Pacific Power Co 2.600% due 05/01/26	200,000	186,545
South Carolina Electric & Gas Co 4.600% due 06/15/43	100,000	102,068
5.300% due 05/15/33	50,000	55,527
5.450% due 02/01/41	50,000	56,487
Southern California Edison Co 3.500% due 10/01/23	100,000	101,115
3.650% due 03/01/28	50,000	50,135
3.875% due 06/01/21	100,000	102,607
3.900% due 03/15/43	50,000	49,451
4.000% due 04/01/47	100,000	99,767
4.500% due 09/01/40	50,000	53,335
Southern California Gas Co 2.600% due 06/15/26	50,000	47,033
3.150% due 09/15/24	100,000	99,406
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	150,941

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Southwest Gas Corp 3.800% due 09/29/46	$50,000	$48,850
Southwestern Electric Power Co 3.900% due 04/01/45	50,000	48,142
6.200% due 03/15/40	50,000	63,644
Southwestern Public Service Co 3.300% due 06/15/24	50,000	49,891
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	26,081
The Southern Co 1.850% due 07/01/19	35,000	34,538
2.350% due 07/01/21	100,000	96,960
2.750% due 06/15/20	100,000	99,193
2.950% due 07/01/23	25,000	24,306
3.250% due 07/01/26	100,000	95,133
4.250% due 07/01/36	30,000	30,608
4.400% due 07/01/46	100,000	100,318
Tucson Electric Power Co 3.050% due 03/15/25	50,000	48,433
Union Electric Co 8.450% due 03/15/39	100,000	158,250
Virginia Electric & Power Co 2.950% due 01/15/22	250,000	248,302
2.950% due 11/15/26	50,000	47,511
3.150% due 01/15/26	35,000	33,874
3.450% due 02/15/24	100,000	100,401
3.500% due 03/15/27	200,000	197,760
3.800% due 09/15/47	50,000	48,413
4.000% due 11/15/46	20,000	19,815
4.650% due 08/15/43	100,000	109,003
5.000% due 06/30/19	35,000	35,942
8.875% due 11/15/38	25,000	41,011
WEC Energy Group Inc 3.550% due 06/15/25	100,000	99,579
Westar Energy Inc 3.100% due 04/01/27	50,000	48,364
4.100% due 04/01/43	100,000	102,993
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	95,934
Xcel Energy Inc 2.600% due 03/15/22	50,000	49,248

		17,717,814

Total Corporate Bonds & Notes (Cost $295,142,572)		294,429,771

MORTGAGE-BACKED SECURITIES - 30.0%

Collateralized Mortgage Obligations - Commercial - 1.9%

BANK 3.175% due 09/15/60	200,000	195,421
CD Mortgage Trust 3.456% due 11/13/50	175,000	174,011
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	700,000	701,123
3.778% due 09/10/58	600,000	612,322
Commercial Mortgage Pass-Through Certificates 3.525% due 02/10/49	300,000	304,154
Commercial Mortgage Trust 3.660% due 08/10/50	400,000	407,752
3.819% due 06/10/47	900,000	927,417
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50	600,000	594,538
Fannie Mae - Aces 2.717% due 02/25/22	500,000	498,389
2.723% due 10/25/24	200,000	196,553
2.903% due 01/25/28 §	500,000	487,184
2.922% due 08/25/21	500,000	501,002
2.951% due 08/25/24 §	184,470	181,539

	Principal Amount	Value
2.986% due 12/25/27 §	$190,000	$186,454
3.061% due 05/25/27 §	200,000	197,333
Freddie Mac Multifamily Structured Pass-Through Certificates 1.875% due 04/25/22	316,549	311,354
2.673% due 03/25/26	600,000	583,121
2.745% due 01/25/26	400,000	390,203
3.171% due 10/25/24	1,500,000	1,513,657
3.224% due 03/25/27	500,000	501,299
3.250% due 04/25/23 §	1,700,000	1,726,301
3.310% due 05/25/23 §	500,000	509,435
GS Mortgage Securities Trust 2.773% due 11/10/45	199,574	196,507
3.734% due 11/10/48	1,000,000	1,021,251
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	610,128
4.409% due 08/15/46 §	590,000	613,523
JPMorgan Chase Commercial Mortgage Securities Trust 3.143% due 12/15/47	500,000	498,409
5.137% due 05/15/45 §	300,000	295,986
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,019,921
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	403,119
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	514,880
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	253,911
Wells Fargo Commercial Mortgage Trust 2.652% due 08/15/49	350,000	329,377
3.664% due 09/15/58	1,000,000	1,011,932
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	696,061	686,890
3.410% due 08/15/47	600,000	601,984

		19,758,380

Fannie Mae - 12.1%

2.500% due 10/01/27 - 11/01/46	7,808,461	7,647,793
3.000% due 05/01/22 - 04/01/48	36,756,536	36,220,688
3.440% (USD LIBOR + 1.690%) due 08/01/39 §	10,853	11,339
3.500% due 10/01/25 - 04/01/48	43,712,666	44,008,331
3.518% (USD LIBOR + 1.695%) due 06/01/38 §	5,380	5,625
4.000% due 09/01/18 - 04/01/48	23,006,542	23,666,229
4.500% due 05/01/18 - 12/01/47	8,471,611	8,930,509
5.000% due 05/01/18 - 04/01/48	3,883,170	4,179,296
5.500% due 11/01/33 - 07/01/41	1,730,110	1,897,310
6.000% due 09/01/34 - 06/01/40	741,546	833,129
6.500% due 09/01/36 - 07/01/38	149,469	169,591

		127,569,840

Freddie Mac - 7.9%

2.500% due 08/01/28 - 02/01/32	4,834,269	4,745,850
3.000% due 09/01/26 - 04/01/48	28,398,897	27,967,100
3.500% due 06/01/21 - 04/01/48	25,731,511	25,880,679
4.000% due 02/01/25 - 04/01/48	14,423,879	14,859,449
4.500% due 08/01/24 - 04/01/48	5,359,946	5,643,218
5.000% due 03/01/19 - 03/01/41	1,517,886	1,635,380
5.500% due 04/01/34 - 08/01/40	732,091	803,220
6.000% due 04/01/36 - 05/01/40	879,095	984,236
6.500% due 08/01/37 - 04/01/39	78,317	88,256

		82,607,388

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 8.1%

2.500% due 01/20/43	$244,256	$235,167
3.000% due 08/20/42 - 04/01/48	23,746,891	23,421,453
3.500% due 10/15/41 - 04/01/48	35,211,880	35,607,617
4.000% due 06/15/39 - 02/20/48	14,908,840	15,411,114
4.500% due 02/15/39 - 04/01/48	5,750,282	6,029,929
5.000% due 05/15/36 - 04/01/48	2,695,305	2,867,758
5.500% due 04/15/37 - 04/15/40	677,343	740,258
6.000% due 01/15/38 - 06/15/41	220,873	247,273
6.500% due 10/15/38 - 02/15/39	28,854	32,302

		84,592,871

Total Mortgage-Backed Securities (Cost $321,215,914)		314,528,479

ASSET-BACKED SECURITIES - 0.5%

American Express Credit Account Master Trust 1.640% due 12/15/21	240,000	237,710
2.040% due 05/15/23	400,000	392,989
AmeriCredit Automobile Receivables Trust 2.040% due 07/18/22	335,000	331,151
BA Credit Card Trust 1.950% due 08/15/22	200,000	197,296
Capital One Multi-Asset Execution Trust 1.820% due 09/15/22	600,000	592,185
CarMax Auto Owner Trust 1.980% due 11/15/21	500,000	495,385
Chase Issuance Trust 1.580% due 08/16/21	200,000	197,283
Citibank Credit Card Issuance Trust 2.680% due 06/07/23	500,000	498,426
6.150% due 06/15/39	250,000	321,553
Discover Card Execution Note Trust 1.880% due 02/15/23	360,000	353,714
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	389,496
Ford Credit Floorplan Master Owner Trust ‘A’ 2.160% due 09/15/22	250,000	246,595
Honda Auto Receivables Owner Trust 2.050% due 11/22/21	250,000	247,754
Mercedes-Benz Auto Lease Trust 2.410% due 02/16/21	100,000	99,644
Nissan Auto Receivables Owner Trust 2.650% due 05/16/22	120,000	119,915
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	200,000	195,869
Toyota Auto Receivables Owner Trust ‘B’ 1.760% due 07/15/21	300,000	296,620
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	495,442

Total Asset-Backed Securities (Cost $5,792,230)		5,709,027

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae 1.000% due 08/28/19	2,000,000	1,966,910
1.375% due 10/07/21	1,000,000	961,283
1.500% due 02/28/20	1,000,000	984,970
1.875% due 12/28/20	500,000	492,779
2.125% due 04/24/26	815,000	770,491
2.625% due 09/06/24	960,000	951,945
5.625% due 07/15/37	100,000	135,553
7.125% due 01/15/30	525,000	735,175

	Principal Amount	Value
Federal Farm Credit Banks 1.680% due 10/13/20	$500,000	$490,882
Federal Home Loan Bank 1.375% due 09/28/20	800,000	780,551
1.800% due 08/28/20	500,000	492,705
5.500% due 07/15/36	100,000	133,328
Freddie Mac 1.250% due 10/02/19	1,200,000	1,182,697
1.300% due 08/28/19	1,000,000	986,227
1.375% due 05/01/20	2,000,000	1,961,360
1.750% due 05/30/19	200,000	199,077
2.375% due 02/16/21	1,000,000	997,411
2.375% due 01/13/22	1,000,000	993,146
6.250% due 07/15/32	225,000	306,756
Tennessee Valley Authority 3.500% due 12/15/42	100,000	105,119
3.875% due 02/15/21	65,000	67,516
5.250% due 09/15/39	25,000	32,837
5.375% due 04/01/56	50,000	69,508
6.750% due 11/01/25	150,000	190,222
7.125% due 05/01/30	50,000	70,012

Total U.S. Government Agency Issues (Cost $16,110,945)		16,058,460

U.S. TREASURY OBLIGATIONS - 37.1%

U.S. Treasury Bonds - 6.4%

2.250% due 08/15/46	3,950,000	3,394,859
2.500% due 02/15/45	2,800,000	2,551,751
2.500% due 02/15/46	3,100,000	2,815,877
2.500% due 05/15/46	4,000,000	3,629,624
2.750% due 08/15/42	2,450,000	2,363,057
2.750% due 11/15/42	1,850,000	1,782,523
2.750% due 08/15/47	2,550,000	2,432,279
2.750% due 11/15/47	2,500,000	2,385,159
2.875% due 05/15/43	6,200,000	6,100,464
2.875% due 08/15/45	1,000,000	980,176
3.000% due 05/15/42	1,075,000	1,085,011
3.000% due 11/15/45	1,900,000	1,907,088
3.000% due 02/15/47	500,000	501,693
3.000% due 05/15/47	1,700,000	1,704,983
3.000% due 02/15/48	2,000,000	2,007,349
3.125% due 11/15/41	975,000	1,005,638
3.125% due 02/15/43	2,625,000	2,701,167
3.125% due 08/15/44	5,600,000	5,756,124
3.625% due 08/15/43	1,525,000	1,704,234
3.625% due 02/15/44	500,000	559,261
3.750% due 08/15/41	1,300,000	1,479,081
3.750% due 11/15/43	1,000,000	1,140,224
4.250% due 11/15/40	750,000	914,280
4.375% due 05/15/40	1,025,000	1,268,814
4.375% due 05/15/41	775,000	963,080
4.500% due 02/15/36	1,750,000	2,160,065
4.500% due 05/15/38	500,000	624,941
4.500% due 08/15/39	700,000	879,185
4.625% due 02/15/40	4,225,000	5,398,553
5.375% due 02/15/31	1,100,000	1,407,672
6.250% due 05/15/30	2,550,000	3,458,354

		67,062,566

U.S. Treasury Notes - 30.7%

0.875% due 05/15/19	600,000	591,435
0.875% due 06/15/19	1,200,000	1,181,511
1.000% due 10/15/19	1,200,000	1,177,858
1.125% due 04/30/20	5,500,000	5,368,238
1.125% due 02/28/21	5,400,000	5,207,437
1.125% due 06/30/21	1,500,000	1,438,866
1.125% due 07/31/21	4,100,000	3,927,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
1.125% due 08/31/21	$2,300,000	$2,199,727
1.250% due 04/30/19	5,000,000	4,951,653
1.250% due 05/31/19	4,000,000	3,958,058
1.250% due 06/30/19	5,000,000	4,942,693
1.250% due 08/31/19	12,000,000	11,838,999
1.250% due 10/31/19	750,000	738,530
1.250% due 01/31/20	750,000	736,275
1.250% due 02/29/20	9,000,000	8,826,916
1.250% due 03/31/21	2,000,000	1,933,671
1.375% due 09/30/19	1,000,000	987,237
1.375% due 01/15/20	9,500,000	9,352,007
1.375% due 01/31/20	7,700,000	7,579,541
1.375% due 02/15/20	6,200,000	6,096,789
1.375% due 03/31/20	5,500,000	5,400,917
1.375% due 09/15/20	1,500,000	1,465,353
1.375% due 06/30/23	4,300,000	4,044,148
1.500% due 04/15/20	1,000,000	984,014
1.500% due 05/15/20	5,000,000	4,915,944
1.500% due 05/31/20	2,000,000	1,965,162
1.500% due 06/15/20	1,250,000	1,228,004
1.500% due 07/15/20	1,350,000	1,324,840
1.500% due 08/15/20	6,000,000	5,884,753
1.500% due 03/31/23	1,500,000	1,424,704
1.500% due 08/15/26	3,200,000	2,902,729
1.625% due 06/30/19	2,000,000	1,986,531
1.625% due 08/31/19	4,400,000	4,363,827
1.625% due 10/15/20	1,300,000	1,276,517
1.625% due 11/30/20	4,500,000	4,413,145
1.625% due 08/15/22	2,025,000	1,949,768
1.625% due 11/15/22	4,975,000	4,775,347
1.625% due 05/31/23	1,000,000	953,494
1.625% due 10/31/23	3,000,000	2,846,632
1.625% due 02/15/26	4,900,000	4,518,419
1.625% due 05/15/26	1,300,000	1,195,166
1.750% due 11/30/19	3,000,000	2,975,412
1.750% due 10/31/20	5,100,000	5,021,407
1.750% due 11/15/20	1,850,000	1,821,089
1.750% due 11/30/21	500,000	487,236
1.750% due 05/15/22	1,250,000	1,213,020
1.750% due 06/30/22	2,000,000	1,938,069
1.750% due 05/15/23	5,250,000	5,040,316
1.875% due 06/30/20	4,200,000	4,157,826
1.875% due 12/15/20	1,000,000	987,141
1.875% due 01/31/22	500,000	488,628
1.875% due 02/28/22	6,000,000	5,859,287
1.875% due 04/30/22	2,000,000	1,950,293
1.875% due 07/31/22	3,500,000	3,405,528
1.875% due 09/30/22	2,500,000	2,429,003
1.875% due 08/31/24	3,000,000	2,860,960
2.000% due 01/31/20	1,000,000	995,234
2.000% due 07/31/20	3,000,000	2,977,244
2.000% due 09/30/20	2,500,000	2,478,525
2.000% due 08/31/21	3,000,000	2,954,804
2.000% due 11/15/21	2,000,000	1,967,697
2.000% due 12/31/21	500,000	491,110
2.000% due 02/15/22	1,100,000	1,080,413
2.000% due 10/31/22	9,000,000	8,787,551
2.000% due 11/30/22	2,400,000	2,342,193
2.000% due 02/15/23	6,950,000	6,771,018
2.000% due 05/31/24	5,000,000	4,812,115
2.000% due 02/15/25	2,000,000	1,912,927
2.000% due 11/15/26	1,500,000	1,413,962
2.125% due 08/15/21	2,200,000	2,175,969
2.125% due 11/30/23	6,000,000	5,842,816
2.125% due 02/29/24	4,500,000	4,372,487
2.250% due 04/30/21	5,700,000	5,673,123
2.250% due 12/31/23	4,000,000	3,918,836
2.250% due 01/31/24	2,000,000	1,958,148
2.250% due 10/31/24	800,000	779,219
2.250% due 11/15/24	2,000,000	1,947,024

	Principal Amount	Value
2.250% due 12/31/24	$4,000,000	$3,891,971
2.250% due 11/15/25	2,200,000	2,128,497
2.250% due 02/15/27	6,700,000	6,436,074
2.250% due 08/15/27	5,200,000	4,983,038
2.250% due 11/15/27	2,300,000	2,201,850
2.375% due 03/15/21	6,500,000	6,496,689
2.375% due 08/15/24	10,300,000	10,122,324
2.375% due 05/15/27	2,750,000	2,666,600
2.500% due 03/31/23	4,000,000	3,988,594
2.500% due 08/15/23	4,450,000	4,428,114
2.625% due 08/15/20	1,800,000	1,811,336
2.625% due 11/15/20	2,000,000	2,012,413
2.750% due 11/15/23	6,600,000	6,645,444
2.750% due 02/15/24	8,000,000	8,048,899
2.750% due 02/15/28	3,500,000	3,499,622
3.125% due 05/15/21	1,750,000	1,786,412
3.375% due 11/15/19	1,750,000	1,781,432

		322,070,829

Total U.S. Treasury Obligations (Cost $394,862,673)		389,133,395

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government (Canada) 2.000% due 11/15/22	250,000	242,733
Chile Government (Chile) 3.125% due 01/21/26	75,000	73,575
3.860% due 06/21/47	300,000	293,100
Colombia Government (Colombia) 4.375% due 07/12/21	300,000	311,025
4.500% due 01/28/26	500,000	517,687
5.000% due 06/15/45	300,000	304,875
Export Development Canada (Canada) 2.000% due 11/30/20	400,000	394,376
2.500% due 01/24/23	200,000	197,680
Export-Import Bank of Korea (South Korea) 1.750% due 05/26/19	200,000	197,540
2.375% due 08/12/19	300,000	297,940
2.750% due 01/25/22	200,000	195,555
5.000% due 04/11/22	200,000	211,866
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	218,243
6.375% due 03/29/21	350,000	381,535
7.625% due 03/29/41	200,000	289,264
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	117,501
Indonesia Government (Indonesia) 2.950% due 01/11/23	300,000	290,282
Iraq Government AID 2.149% due 01/18/22	200,000	196,992
Israel Government (Israel) 4.125% due 01/17/48	300,000	289,315
Israel Government AID 5.500% due 04/26/24	25,000	28,681
Japan Bank for International Cooperation (Japan) 1.875% due 07/21/26	200,000	181,952
2.125% due 07/21/20	300,000	295,849
2.250% due 02/24/20	500,000	495,858
2.375% due 07/21/22	300,000	293,126
3.375% due 07/31/23	200,000	203,080
Korea International (South Korea) 2.750% due 01/19/27	200,000	190,561
7.125% due 04/16/19	100,000	104,710
Mexico Government (Mexico) 3.500% due 01/21/21	90,000	91,125
3.625% due 03/15/22	296,000	301,458
3.750% due 01/11/28	200,000	193,650
4.000% due 10/02/23	550,000	564,231

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
4.150% due 03/28/27	$200,000	$202,450
4.600% due 01/23/46	500,000	476,100
4.600% due 02/10/48	200,000	189,900
4.750% due 03/08/44	264,000	257,400
6.750% due 09/27/34	225,000	280,953
Panama Government (Panama) 4.000% due 09/22/24	200,000	205,800
4.500% due 05/15/47	350,000	356,125
6.700% due 01/26/36	100,000	126,750
8.875% due 09/30/27	100,000	138,750
Peruvian Government (Peru) 4.125% due 08/25/27	300,000	314,400
8.750% due 11/21/33	200,000	299,800
Philippine Government (Philippines) 3.000% due 02/01/28	200,000	190,895
3.950% due 01/20/40	300,000	300,951
4.000% due 01/15/21	325,000	333,321
6.375% due 10/23/34	250,000	321,170
7.750% due 01/14/31	200,000	274,520
Province of Alberta (Canada) 2.200% due 07/26/22	250,000	242,667
Province of British Columbia (Canada) 2.000% due 10/23/22	100,000	96,430
2.650% due 09/22/21	100,000	99,685
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	99,218
2.125% due 05/04/22	250,000	242,404
Province of Ontario (Canada) 2.250% due 05/18/22	500,000	486,117
2.400% due 02/08/22	350,000	343,231
4.000% due 10/07/19	150,000	153,388
4.400% due 04/14/20	250,000	259,005
Province of Quebec (Canada) 2.375% due 01/31/22	250,000	245,432
2.750% due 08/25/21	100,000	99,814
2.750% due 04/12/27	350,000	338,595
3.500% due 07/29/20	100,000	101,943
7.500% due 07/15/23	100,000	121,175
7.500% due 09/15/29	75,000	103,555
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	175,575
Republic of Poland Government (Poland) 3.000% due 03/17/23	150,000	148,774
4.000% due 01/22/24	150,000	156,054
6.375% due 07/15/19	200,000	209,530
The Korea Development Bank (South Korea) 2.000% due 09/12/26	400,000	352,862
3.375% due 03/12/23	200,000	199,441
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	296,979
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	134,429
4.375% due 10/27/27	350,000	361,489
5.100% due 06/18/50	200,000	205,500

Total Foreign Government Bonds & Notes (Cost $17,689,572)		17,507,942

MUNICIPAL BONDS - 0.6%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	34,098
8.084% due 02/15/50	300,000	507,231
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	35,228
7.043% due 04/01/50	50,000	74,831
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	30,997

	Principal Amount	Value
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	$100,000	$132,224
City of Chicago IL ‘B’ 7.375% due 01/01/33	35,000	38,861
7.750% due 01/01/42	50,000	54,500
City of Houston TX 3.961% due 03/01/47	50,000	51,064
City of New York NY 5.517% due 10/01/37	40,000	49,378
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	113,545
5.456% due 12/01/39	25,000	30,887
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	185,714
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	54,851
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	372,276
6.758% due 07/01/34	100,000	134,034
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	30,997
6.668% due 11/15/39	55,000	74,660
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	31,140
6.655% due 04/01/57	100,000	123,439
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	154,785
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	156,888
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	143,494
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	37,266
New York City Water & Sewer System 5.952% due 06/15/42	50,000	66,827
6.011% due 06/15/42	10,000	13,423
New York State Urban Development Corp 5.770% due 03/15/39	25,000	29,957
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	94,873
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	176,658
Port Authority of New York & New Jersey 4.229% due 10/15/57	30,000	31,678
4.458% due 10/01/62	100,000	109,857
5.647% due 11/01/40	150,000	191,211
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	66,120
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	47,279
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	100,610
State of California 6.200% due 10/01/19	25,000	26,380
7.300% due 10/01/39	100,000	146,178
7.500% due 04/01/34	50,000	72,272
7.550% due 04/01/39	150,000	228,975
7.600% due 11/01/40	270,000	418,767
7.625% due 03/01/40	40,000	61,062
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	24,245

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
State of Connecticut ‘D’ 5.090% due 10/01/30	$50,000	$54,203
State of Illinois 5.100% due 06/01/33	425,000	399,041
6.725% due 04/01/35	100,000	104,967
State of Texas 5.517% due 04/01/39	100,000	128,480
State of Utah ‘D’ 4.554% due 07/01/24	15,000	15,942
State of Wisconsin 3.154% due 05/01/27	250,000	246,457
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	29,310
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	352,554
University of California 3.063% due 07/01/25	50,000	49,761
4.767% due 05/15/15	75,000	79,482
4.858% due 05/15/12	100,000	108,909

Total Municipal Bonds (Cost $5,478,656)		6,127,866

	Shares	Value
SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	31,964,778	$31,964,778

Total Short-Term Investment (Cost $31,964,778)		31,964,778

TOTAL INVESTMENTS - 102.5% (Cost $1,088,257,340)		1,075,459,718

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(26,397,978)

NET ASSETS - 100.0%		$1,049,061,740

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$294,429,771	$-	$294,429,771	$-
	Mortgage-Backed Securities	314,528,479	-	314,528,479	-
	Asset-Backed Securities	5,709,027	-	5,709,027	-
	U.S. Government Agency Issues	16,058,460	-	16,058,460	-
	U.S. Treasury Obligations	389,133,395	-	389,133,395	-
	Foreign Government Bonds & Notes	17,507,942	-	17,507,942	-
	Municipal Bonds	6,127,866	-	6,127,866	-
	Short-Term Investment	31,964,778	31,964,778	-	-

	Total	$1,075,459,718	$31,964,778	$1,043,494,940	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Comstock Resources Inc Exercise @ $0.01 Exp 09/06/18 *	275	$2,007

Total Warrants (Cost $0)		2,007

	Principal Amount

CORPORATE BONDS & NOTES - 98.5%

Basic Materials - 6.4%

AK Steel Corp 7.000% due 03/15/27	$100,000	98,250
7.625% due 10/01/21	100,000	103,000
Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	200,000	215,000
Aleris International Inc 9.500% due 04/01/21 ~	180,000	187,875
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	218,250
ArcelorMittal (Luxembourg) 5.500% due 08/05/20	100,000	104,250
5.750% due 03/01/21	100,000	105,625
6.125% due 06/01/25	200,000	218,500
7.250% due 10/15/39	250,000	296,875
Ashland LLC 4.750% due 08/15/22	250,000	254,375
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	150,937
Baffinland Iron Mines Corp (Canada) 12.000% due 02/01/22 ~	50,000	55,000
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	49,188
Big River Steel LLC 7.250% due 09/01/25 ~	110,000	114,400
Blue Cube Spinco Inc 9.750% due 10/15/23	65,000	74,851
10.000% due 10/15/25	85,000	100,300
BlueScope Steel Finance Ltd (Australia) 6.500% due 05/15/21 ~	82,000	85,237
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	91,012
CF Industries Inc 3.450% due 06/01/23	255,000	245,756
4.950% due 06/01/43	39,000	34,174
5.375% due 03/15/44	225,000	204,817
7.125% due 05/01/20	24,000	25,680
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	47,750
Cleveland-Cliffs Inc 5.750% due 03/01/25 ~	240,000	230,100
Coeur Mining Inc 5.875% due 06/01/24	50,000	49,938
Commercial Metals Co 4.875% due 05/15/23	100,000	99,983
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	202,500
Constellium NV (Netherlands) 5.750% due 05/15/24 ~	50,000	49,250
6.625% due 03/01/25 ~	250,000	253,750
CVR Partners LP 9.250% due 06/15/23 ~	100,000	106,845
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	160,000	152,400

	Principal Amount	Value
FMG Resources Pty Ltd (Australia) 4.750% due 05/15/22 ~	$75,000	$74,344
5.125% due 03/15/23 ~	115,000	114,500
5.125% due 05/15/24 ~	90,000	89,099
Freeport-McMoRan Inc 3.100% due 03/15/20	100,000	99,255
3.550% due 03/01/22	500,000	485,000
3.875% due 03/15/23	100,000	96,890
5.450% due 03/15/43	350,000	323,645
6.875% due 02/15/23	350,000	377,125
GCP Applied Technologies Inc 9.500% due 02/01/23 ~	27,000	29,826
Hecla Mining Co 6.875% due 05/01/21	100,000	102,250
Hexion Inc 6.625% due 04/15/20	148,000	138,750
9.000% due 11/15/20	100,000	76,000
10.000% due 04/15/20	100,000	97,250
10.375% due 02/01/22 ~	245,000	238,262
13.750% due 02/01/22 ~	25,000	21,375
Hudbay Minerals Inc (Canada) 7.250% due 01/15/23 ~	200,000	208,500
7.625% due 01/15/25 ~	25,000	26,531
Huntsman International LLC 4.875% due 11/15/20	100,000	102,250
5.125% due 11/15/22	100,000	103,625
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	50,000	51,250
Ingevity Corp 4.500% due 02/01/26 ~	100,000	96,500
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	138,125
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	102,500
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	104,000
Lundin Mining Corp (Canada) 7.875% due 11/01/22 ~	100,000	106,125
Mercer International Inc (Canada) 5.500% due 01/15/26 ~	150,000	149,250
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	99,869
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	50,125
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	102,375
Northwest Acquisitions ULC 7.125% due 11/01/22 ~	86,000	87,935
Olin Corp 5.000% due 02/01/30	50,000	47,938
5.125% due 09/15/27	60,000	59,325
5.500% due 08/15/22	100,000	103,750
Platform Specialty Products Corp 5.875% due 12/01/25 ~	85,000	83,194
6.500% due 02/01/22 ~	236,000	240,425
PolyOne Corp 5.250% due 03/15/23	91,000	93,730
PQ Corp 5.750% due 12/15/25 ~	100,000	99,250
6.750% due 11/15/22 ~	114,000	120,270
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	106,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	79,785
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	102,750
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	77,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Steel Dynamics Inc 5.000% due 12/15/26	$100,000	$100,250
5.125% due 10/01/21	310,000	315,797
5.500% due 10/01/24	10,000	10,337
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	122,250
Taseko Mines Ltd (Canada) 8.750% due 06/15/22 ~	25,000	26,125
Teck Resources Ltd (Canada) 4.750% due 01/15/22	97,000	98,697
6.250% due 07/15/41	300,000	319,500
8.500% due 06/01/24 ~	238,000	265,061
The Chemours Co 5.375% due 05/15/27	55,000	55,275
6.625% due 05/15/23	180,000	189,675
7.000% due 05/15/25	130,000	141,050
TPC Group Inc 8.750% due 12/15/20 ~	100,000	100,970
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	75,000	73,875
Tronox Finance LLC 7.500% due 03/15/22 ~	145,000	150,527
Tronox Finance PLC 5.750% due 10/01/25 ~	50,000	48,750
Tronox Inc 6.500% due 04/15/26 # ~	150,000	150,375
United States Steel Corp 6.250% due 03/15/26	340,000	339,575
6.875% due 08/15/25	71,000	73,307
7.375% due 04/01/20	48,000	51,240
Valvoline Inc 5.500% due 07/15/24	100,000	102,875
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	100,250
Versum Materials Inc 5.500% due 09/30/24 ~	60,000	62,250
WR Grace & Co 5.125% due 10/01/21 ~	50,000	51,312
5.625% due 10/01/24 ~	100,000	103,375

		12,385,414

Communications - 19.3%

Acosta Inc 7.750% due 10/01/22 ~	80,000	50,800
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	198,500
7.500% due 05/15/26 ~	500,000	491,250
Altice Finco SA (Luxembourg) 8.125% due 01/15/24 ~	200,000	207,000
Altice France SA (France) 6.000% due 05/15/22 ~	550,000	538,312
6.250% due 05/15/24 ~	150,000	141,938
7.375% due 05/01/26 ~	767,000	733,444
Altice Luxembourg SA (Luxembourg) 7.625% due 02/15/25 ~	200,000	171,750
7.750% due 05/15/22 ~	400,000	372,500
Altice US Finance I Corp 5.375% due 07/15/23 ~	200,000	203,100
5.500% due 05/15/26 ~	200,000	195,500
AMC Networks Inc 4.750% due 12/15/22	68,000	68,680
4.750% due 08/01/25	150,000	144,920
5.000% due 04/01/24	100,000	99,067
Anixter Inc 5.125% due 10/01/21	50,000	51,688
5.500% due 03/01/23	100,000	103,875
Block Communications Inc 6.875% due 02/15/25 ~	50,000	50,529
C&W Senior Financing DAC (Ireland) 6.875% due 09/15/27 ~	200,000	200,000
Cablevision Systems Corp 5.875% due 09/15/22	100,000	99,470
8.000% due 04/15/20	100,000	105,688

	Principal Amount	Value
CBS Radio Inc 7.250% due 11/01/24 ~	$100,000	$102,375
CCO Holdings LLC 4.000% due 03/01/23 ~	143,000	137,995
5.000% due 02/01/28 ~	266,000	250,705
5.125% due 02/15/23	125,000	126,125
5.125% due 05/01/23 ~	200,000	200,750
5.125% due 05/01/27 ~	675,000	642,532
5.250% due 03/15/21	100,000	100,813
5.250% due 09/30/22	100,000	101,689
5.375% due 05/01/25 ~	100,000	98,750
5.500% due 05/01/26 ~	150,000	147,188
5.750% due 09/01/23	85,000	86,488
5.750% due 01/15/24	200,000	203,500
5.750% due 02/15/26 ~	365,000	364,091
5.875% due 04/01/24 ~	242,000	246,840
5.875% due 05/01/27 ~	100,000	100,250
Cengage Learning Inc 9.500% due 06/15/24 ~	111,000	85,748
CenturyLink Inc 5.625% due 04/01/20	122,000	123,373
5.625% due 04/01/25	300,000	272,250
5.800% due 03/15/22	225,000	220,781
6.450% due 06/15/21	200,000	205,000
7.600% due 09/15/39	100,000	86,659
7.650% due 03/15/42	100,000	86,000
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	344,000	344,680
6.375% due 09/15/20 ~	82,000	83,640
7.500% due 04/01/28 # ~	200,000	205,500
Cincinnati Bell Inc 7.000% due 07/15/24 ~	150,000	135,000
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	105,000
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	507,000	518,192
7.625% due 03/15/20	200,000	200,500
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	100,750
CommScope Inc 5.500% due 06/15/24 ~	110,000	112,750
CommScope Technologies LLC 5.000% due 03/15/27 ~	150,000	142,875
6.000% due 06/15/25 ~	257,000	268,693
Consolidated Communications Inc 6.500% due 10/01/22	100,000	89,830
CSC Holdings LLC 5.250% due 06/01/24	200,000	190,750
5.375% due 02/01/28 ~	200,000	189,418
5.500% due 04/15/27 ~	200,000	192,000
6.750% due 11/15/21	100,000	104,375
10.125% due 01/15/23 ~	300,000	333,750
10.875% due 10/15/25 ~	335,000	394,459
DISH DBS Corp 5.000% due 03/15/23	100,000	90,625
5.125% due 05/01/20	200,000	200,520
5.875% due 07/15/22	300,000	287,625
5.875% due 11/15/24	365,000	326,675
6.750% due 06/01/21	400,000	405,000
7.750% due 07/01/26	318,000	300,510
Embarq Corp 7.995% due 06/01/36	200,000	189,500
Frontier Communications Corp 6.875% due 01/15/25	130,000	77,513
7.125% due 01/15/23	35,000	23,789
7.625% due 04/15/24	150,000	94,500
8.500% due 04/01/26 ~	330,000	320,925
8.750% due 04/15/22	200,000	156,000
9.000% due 08/15/31	200,000	122,500
10.500% due 09/15/22	235,000	197,713
11.000% due 09/15/25	580,000	437,537

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
GCI Inc 6.750% due 06/01/21	$100,000	$101,375
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	105,000	118,388
Gray Television Inc 5.125% due 10/15/24 ~	45,000	43,650
5.875% due 07/15/26 ~	175,000	170,625
GTT Communications Inc 7.875% due 12/31/24 ~	100,000	100,750
Hughes Satellite Systems Corp 5.250% due 08/01/26	75,000	73,781
6.500% due 06/15/19	94,000	97,173
6.625% due 08/01/26	265,000	265,662
7.625% due 06/15/21	95,000	102,307
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	185,725
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	85,000	65,663
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	180,000	146,250
7.250% due 10/15/20	300,000	279,000
7.500% due 04/01/21	250,000	227,500
8.000% due 02/15/24 ~	250,000	263,437
9.750% due 07/15/25 ~	275,000	257,469
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	220,000	122,100
8.125% due 06/01/23	225,000	109,125
Iridium Communications Inc 10.250% due 04/15/23 ~	100,000	103,000
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 § ~	200,000	216,276
Lamar Media Corp 5.000% due 05/01/23	200,000	202,690
5.375% due 01/15/24	45,000	46,575
Level 3 Financing Inc 5.125% due 05/01/23	150,000	147,563
5.250% due 03/15/26	100,000	94,500
5.375% due 08/15/22	185,000	185,462
5.375% due 01/15/24	200,000	195,376
5.375% due 05/01/25	80,000	77,800
6.125% due 01/15/21	50,000	50,625
Level 3 Parent LLC 5.750% due 12/01/22	100,000	100,188
Liberty Interactive LLC 8.250% due 02/01/30	100,000	108,063
LIN Television Corp 5.875% due 11/15/22	100,000	103,375
Match Group Inc 5.000% due 12/15/27 ~	100,000	98,750
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	97,750
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	103,188
Meredith Corp 6.875% due 02/01/26 ~	175,000	180,031
MHGE Parent LLC 8.500% Cash or 9.250% PIK due 08/01/19 ~	40,000	39,750
Midcontinent Communications 6.875% due 08/15/23 ~	125,000	132,031
Netflix Inc 4.375% due 11/15/26	105,000	99,750
4.875% due 04/15/28 ~	200,000	192,570
5.500% due 02/15/22	150,000	156,000
5.875% due 02/15/25	225,000	236,250
Nexstar Broadcasting Inc 5.625% due 08/01/24 ~	159,000	156,170
Nokia OYJ (Finland) 3.375% due 06/12/22	120,000	115,956
4.375% due 06/12/27	120,000	112,950

	Principal Amount	Value
5.375% due 05/15/19	$31,000	$31,426
6.625% due 05/15/39	50,000	53,625
Outfront Media Capital LLC 5.250% due 02/15/22	50,000	51,063
5.625% due 02/15/24	100,000	100,635
5.875% due 03/15/25	100,000	101,750
Plantronics Inc 5.500% due 05/31/23 ~	126,000	125,219
Qualitytech LP 4.750% due 11/15/25 ~	60,000	56,550
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	103,000
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	135,750
Qwest Corp 6.875% due 09/15/33	400,000	380,347
7.250% due 09/15/25	85,000	91,795
Radiate Holdco LLC 6.625% due 02/15/25 ~	225,000	209,812
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	105,250
Sinclair Television Group Inc 5.375% due 04/01/21	100,000	101,125
5.625% due 08/01/24 ~	195,000	194,025
5.875% due 03/15/26 ~	150,000	149,063
Sirius XM Radio Inc 3.875% due 08/01/22 ~	341,000	329,065
4.625% due 05/15/23 ~	80,000	78,924
5.000% due 08/01/27 ~	160,000	151,200
5.375% due 07/15/26 ~	171,000	169,290
6.000% due 07/15/24 ~	195,000	201,337
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	357,805
Sprint Capital Corp 6.875% due 11/15/28	300,000	280,875
6.900% due 05/01/19	150,000	154,875
8.750% due 03/15/32	300,000	314,250
Sprint Communications Inc 6.000% due 11/15/22	400,000	393,500
7.000% due 03/01/20 ~	100,000	105,250
7.000% due 08/15/20	450,000	469,125
11.500% due 11/15/21	100,000	116,500
Sprint Corp 7.125% due 06/15/24	200,000	195,500
7.250% due 09/15/21	450,000	466,312
7.625% due 02/15/25	250,000	246,562
7.625% due 03/01/26	300,000	293,625
7.875% due 09/15/23	600,000	614,250
Symantec Corp 4.200% due 09/15/20	100,000	101,480
5.000% due 04/15/25 ~	240,000	242,575
T-Mobile USA Inc 4.000% due 04/15/22	200,000	199,500
4.500% due 02/01/26	145,000	139,381
4.750% due 02/01/28	295,000	283,937
5.125% due 04/15/25	30,000	30,225
6.000% due 03/01/23	365,000	380,512
6.375% due 03/01/25	325,000	340,437
6.500% due 01/15/26	280,000	298,200
6.625% due 04/01/23	193,000	199,394
6.836% due 04/28/23	200,000	207,500
TEGNA Inc 4.875% due 09/15/21 ~	200,000	202,000
5.125% due 07/15/20	88,000	89,284
6.375% due 10/15/23	100,000	104,245
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	350,000	412,125
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	561,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	$200,000	$198,693
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	192,250
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	93,500
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	93,250
The McClatchy Co 9.000% due 12/15/22	121,000	126,596
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	42,469
Tribune Media Co 5.875% due 07/15/22	175,000	178,281
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	102,750
United States Cellular Corp 6.700% due 12/15/33	100,000	104,750
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	316,125
Univision Communications Inc 5.125% due 05/15/23 ~	250,000	238,775
5.125% due 02/15/25 ~	199,000	186,065
6.750% due 09/15/22 ~	29,000	29,979
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	194,000
Urban One Inc 7.375% due 04/15/22 ~	100,000	99,500
VeriSign Inc 4.625% due 05/01/23	75,000	75,259
4.750% due 07/15/27	95,000	91,438
5.250% due 04/01/25	100,000	102,000
Viacom Inc 5.875% due 02/28/57	120,000	120,253
6.250% due 02/28/57	92,000	93,539
ViaSat Inc 5.625% due 09/15/25 ~	148,000	143,234
Videotron Ltd (Canada) 5.125% due 04/15/27 ~	200,000	196,500
5.375% due 06/15/24 ~	100,000	103,625
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	240,312
6.375% due 04/15/23 ~	200,000	204,000
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/21	25,000	25,531
5.500% due 08/15/26 ~	100,000	97,437
Wind Tre SPA (Italy) 5.000% due 01/20/26 ~	200,000	170,948
Windstream Services LLC 6.375% due 08/01/23 ~	306,000	175,950
8.625% due 10/31/25 ~	138,000	128,340
8.750% due 12/15/24 ~	33,000	19,718
WTT Investment Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	195,883
Zayo Group LLC 5.750% due 01/15/27 ~	295,000	288,731
6.000% due 04/01/23	190,000	196,175
6.375% due 05/15/25	100,000	103,875
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	200,000	187,000
Ziggo Secured Finance BV (Netherlands) 5.500% due 01/15/27 ~	200,000	188,442

		37,309,961

	Principal Amount	Value
Consumer, Cyclical - 13.9%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	$70,000	$70,343
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	190,000
Air Canada (Canada) 7.750% due 04/15/21 ~	50,000	54,875
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	145,000
Allegiant Travel Co 5.500% due 07/15/19	100,000	102,000
Allison Transmission Inc 5.000% due 10/01/24 ~	170,000	168,937
AMC Entertainment Holdings Inc 5.875% due 02/15/22	100,000	101,625
5.875% due 11/15/26	215,000	211,775
American Airlines Group Inc 4.625% due 03/01/20 ~	100,000	101,125
American Axle & Manufacturing Inc 6.250% due 04/01/25	100,000	100,125
6.250% due 03/15/26	75,000	74,603
6.500% due 04/01/27	65,000	65,244
6.625% due 10/15/22	200,000	207,250
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	32,000	32,600
5.750% due 12/15/23 ~	175,000	180,250
American Greetings Corp 7.875% due 02/15/25 ~	100,000	101,250
American Tire Distributors Inc 10.250% due 03/01/22 ~	162,000	166,252
Aramark Services Inc 5.000% due 04/01/25 ~	100,000	101,030
5.000% due 02/01/28 ~	200,000	196,250
5.125% due 01/15/24	115,000	117,587
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	102,250
Ashton Woods USA LLC 6.750% due 08/01/25 ~	100,000	98,000
BCD Acquisition Inc 9.625% due 09/15/23 ~	80,000	86,800
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	227,000	217,352
Beazer Homes USA Inc 5.875% due 10/15/27	100,000	93,125
8.750% due 03/15/22	105,000	113,400
Boyd Gaming Corp 6.375% due 04/01/26	100,000	104,947
6.875% due 05/15/23	112,000	118,580
Brinker International Inc 3.875% due 05/15/23	100,000	95,750
Brookfield Residential Properties Inc (Canada) 6.125% due 07/01/22 ~	100,000	103,125
6.500% due 12/15/20 ~	90,000	91,350
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	224,000	215,304
Caleres Inc 6.250% due 08/15/23	59,000	61,434
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	104,500
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	104,500
Cedar Fair LP 5.375% due 06/01/24	100,000	101,875
5.375% due 04/15/27 ~	80,000	79,400
Century Communities Inc 5.875% due 07/15/25	100,000	95,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Choice Hotels International Inc 5.750% due 07/01/22	$50,000	$53,563
Churchill Downs Inc 4.750% due 01/15/28 ~	81,000	76,748
Cinemark USA Inc 4.875% due 06/01/23	125,000	124,037
5.125% due 12/15/22	15,000	15,338
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	97,250
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	102,125
Dana Inc 5.500% due 12/15/24	200,000	204,000
Delphi Technologies PLC 5.000% due 10/01/25 ~	105,000	100,931
Diamond Resorts International Inc 7.750% due 09/01/23 ~	55,000	60,027
10.750% due 09/01/24 ~	125,000	136,406
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	103,000
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	100,000
Eldorado Resorts Inc 6.000% due 04/01/25	190,000	193,800
Ferrellgas LP 6.500% due 05/01/21	100,000	96,250
6.750% due 06/15/23	100,000	91,500
Ferrellgas Partners LP 8.625% due 06/15/20	100,000	92,250
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	202,268
5.250% due 04/15/23	250,000	256,875
GameStop Corp 5.500% due 10/01/19 ~	50,000	50,500
6.750% due 03/15/21 ~	100,000	101,500
Global Partners LP 7.000% due 06/15/23	100,000	101,250
GLP Capital LP 4.375% due 04/15/21	50,000	50,250
4.875% due 11/01/20	172,000	175,982
5.375% due 11/01/23	126,000	131,005
5.375% due 04/15/26	100,000	101,750
Golden Nugget Inc 6.750% due 10/15/24 ~	160,000	161,600
8.750% due 10/01/25 ~	110,000	114,400
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	167,112
Guitar Center Escrow Issuer Inc 9.500% due 10/15/21 ~	175,000	169,102
Guitar Center Inc 6.500% due 04/15/19 ~	105,000	105,105
H&E Equipment Services Inc 5.625% due 09/01/25	243,000	245,734
Hanesbrands Inc 4.625% due 05/15/24 ~	161,000	158,384
4.875% due 05/15/26 ~	80,000	78,000
HD Supply Inc 5.750% due 04/15/24 ~	160,000	168,952
Hilton Domestic Operating Co Inc 4.250% due 09/01/24	155,000	150,737
Hilton Worldwide Finance LLC 4.625% due 04/01/25	120,000	120,150
4.875% due 04/01/27	115,000	113,994
Hot Topic Inc 9.250% due 06/15/21 ~	50,000	49,750
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	193,250

	Principal Amount	Value
International Game Technology PLC 5.625% due 02/15/20 ~	$200,000	$206,000
6.250% due 02/15/22 ~	200,000	210,500
6.500% due 02/15/25 ~	100,000	107,625
IRB Holding Corp 6.750% due 02/15/26 ~	100,000	98,260
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	190,000	196,650
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	150,000	159,375
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	307,531
JC Penney Corp Inc 5.650% due 06/01/20	2,000	2,058
5.875% due 07/01/23 ~	30,000	28,838
6.375% due 10/15/36	51,000	32,385
7.400% due 04/01/37	63,000	42,525
8.125% due 10/01/19	6,000	6,383
8.625% due 03/15/25 ~	170,000	160,225
Jo-Ann Stores Holdings Inc 9.750% Cash or 10.500% PIK due 10/15/19 ~	50,000	50,125
K Hovnanian Enterprises Inc 10.000% due 07/15/22 ~	100,000	106,720
10.500% due 07/15/24 ~	100,000	103,750
KAR Auction Services Inc 5.125% due 06/01/25 ~	180,000	179,550
KB Home 4.750% due 05/15/19	200,000	202,920
7.000% due 12/15/21	100,000	107,625
KFC Holding Co 4.750% due 06/01/27 ~	100,000	96,625
5.000% due 06/01/24 ~	163,000	162,389
5.250% due 06/01/26 ~	142,000	141,822
L Brands Inc 5.250% due 02/01/28	270,000	254,812
5.625% due 02/15/22	150,000	156,375
5.625% due 10/15/23	100,000	105,000
6.625% due 04/01/21	50,000	53,375
6.750% due 07/01/36	90,000	86,850
6.875% due 11/01/35	150,000	146,250
7.600% due 07/15/37	100,000	100,250
Lennar Corp 2.950% due 11/29/20 ~	100,000	98,010
4.125% due 01/15/22	60,000	59,232
4.500% due 06/15/19	40,000	40,300
4.500% due 11/15/19	100,000	101,125
4.500% due 04/30/24	115,000	112,987
4.750% due 04/01/21	90,000	91,913
4.750% due 11/15/22	100,000	101,000
4.750% due 05/30/25	100,000	98,875
4.750% due 11/29/27 ~	118,000	113,575
5.000% due 06/15/27 ~	100,000	98,000
5.875% due 11/15/24 ~	100,000	104,000
6.625% due 05/01/20 ~	50,000	53,063
8.375% due 01/15/21 ~	100,000	111,250
Levi Strauss & Co 5.000% due 05/01/25	140,000	141,575
Lions Gate Entertainment Corp 5.875% due 11/01/24 ~	90,000	93,825
Live Nation Entertainment Inc 4.875% due 11/01/24 ~	115,000	112,412
5.375% due 06/15/22 ~	25,000	25,625
5.625% due 03/15/26 ~	100,000	101,500
LKQ Corp 4.750% due 05/15/23	100,000	100,000
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	105,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
M/I Homes Inc 6.750% due 01/15/21	$100,000	$103,375
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	150,000	152,250
Mattel Inc 2.350% due 05/06/19	100,000	98,250
6.750% due 12/31/25 ~	297,000	291,119
MDC Holdings Inc 5.500% due 01/15/24	100,000	102,000
Meritage Homes Corp 6.000% due 06/01/25	200,000	206,030
Meritor Inc 6.250% due 02/15/24	100,000	104,375
MGM Resorts International 4.625% due 09/01/26	150,000	144,000
6.000% due 03/15/23	100,000	105,250
6.625% due 12/15/21	219,000	236,794
6.750% due 10/01/20	100,000	106,500
7.750% due 03/15/22	200,000	223,250
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	50,688
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	154,806
National CineMedia LLC 6.000% due 04/15/22	50,000	50,750
Navistar International Corp 6.625% due 11/01/25 ~	176,000	176,440
NCL Corp Ltd 4.750% due 12/15/21 ~	90,000	91,125
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	127,000	80,963
8.750% Cash or 9.500% PIK due 10/15/21 ~	84,415	54,237
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	215,000	205,862
4.625% due 01/15/22 ~	256,000	257,280
5.000% due 10/15/25 ~	304,000	290,989
Nine West Holdings Inc 6.125% due 11/15/34	50,000	5,250
8.250% due 03/15/19 ~ Y	100,000	8,500
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	96,250
Penske Automotive Group Inc 3.750% due 08/15/20	100,000	99,250
5.500% due 05/15/26	65,000	64,025
5.750% due 10/01/22	100,000	102,563
PetSmart Inc 5.875% due 06/01/25 ~	205,000	149,137
7.125% due 03/15/23 ~	267,000	152,857
8.875% due 06/01/25 ~	75,000	43,125
Pinnacle Entertainment Inc 5.625% due 05/01/24	80,000	84,000
PriSo Acquisition Corp 9.000% due 05/15/23 ~	50,000	52,375
PulteGroup Inc 4.250% due 03/01/21	114,286	115,840
5.000% due 01/15/27	80,000	78,076
5.500% due 03/01/26	100,000	103,425
6.000% due 02/15/35	100,000	101,750
Rite Aid Corp 6.125% due 04/01/23 ~	290,000	293,625
6.750% due 06/15/21	100,000	102,375
7.700% due 02/15/27	50,000	42,750
9.250% due 03/15/20	100,000	100,275
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	67,725
Sabre GLBL Inc 5.250% due 11/15/23 ~	130,000	131,989
5.375% due 04/15/23 ~	47,000	47,646

	Principal Amount	Value
Sally Holdings LLC 5.625% due 12/01/25	$140,000	$139,125
Scientific Games International Inc 5.000% due 10/15/25 ~	305,000	297,375
10.000% due 12/01/22	300,000	324,187
Seminole Hard Rock Entertainment Inc 5.875% due 05/15/21 ~	20,000	20,100
Shea Homes LP 5.875% due 04/01/23 ~	100,000	101,750
Signet UK Finance PLC 4.700% due 06/15/24	100,000	95,975
Silversea Cruise Finance Ltd 7.250% due 02/01/25 ~	70,000	74,375
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	100,000	97,625
5.500% due 04/15/27 ~	100,000	99,250
Sonic Automotive Inc 5.000% due 05/15/23	100,000	95,500
Staples Inc 8.500% due 09/15/25 ~	140,000	129,850
Station Casinos LLC 5.000% due 10/01/25 ~	134,000	127,635
Studio City Co Ltd (Hong Kong) 5.875% due 11/30/19 ~	200,000	204,260
Suburban Propane Partners LP 5.500% due 06/01/24	50,000	48,375
5.875% due 03/01/27	100,000	95,250
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	95,500
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	100,000	100,992
5.625% due 03/01/24 ~	100,000	100,470
Tempur Sealy International Inc 5.500% due 06/15/26	64,000	61,760
5.625% due 10/15/23	100,000	100,830
Tenneco Inc 5.000% due 07/15/26	80,000	77,824
5.375% due 12/15/24	25,000	25,438
Tesla Inc 5.300% due 08/15/25 ~	244,000	213,805
The Gap Inc 5.950% due 04/12/21	150,000	157,648
The Goodyear Tire & Rubber Co 4.875% due 03/15/27	135,000	130,203
5.000% due 05/31/26	180,000	175,725
5.125% due 11/15/23	115,000	116,006
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	72,275
The New Home Co Inc 7.250% due 04/01/22	119,000	124,057
The Scotts Miracle-Gro Co 5.250% due 12/15/26	100,000	99,375
The William Carter Co 5.250% due 08/15/21	50,000	51,156
Titan International Inc 6.500% due 11/30/23 ~	150,000	154,875
Toll Brothers Finance Corp 4.350% due 02/15/28	100,000	94,250
4.375% due 04/15/23	200,000	199,000
5.875% due 02/15/22	100,000	106,375
TRI Pointe Group Inc 4.375% due 06/15/19	25,000	25,188
5.250% due 06/01/27	100,000	95,375
5.875% due 06/15/24	100,000	101,970
Under Armour Inc 3.250% due 06/15/26	100,000	88,279
United Continental Holdings Inc 4.250% due 10/01/22	100,000	98,125
6.000% due 12/01/20	150,000	158,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Univar USA Inc 6.750% due 07/15/23 ~	$100,000	$103,625
Viking Cruises Ltd 5.875% due 09/15/27 ~	134,000	127,300
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	101,900
Vista Outdoor Inc 5.875% due 10/01/23	100,000	93,750
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	152,800
Wabash National Corp 5.500% due 10/01/25 ~	75,000	73,313
William Lyon Homes Inc 6.000% due 09/01/23 ~	100,000	100,313
7.000% due 08/15/22	100,000	102,750
Williams Scotsman International Inc 7.875% due 12/15/22 ~	50,000	51,844
WMG Acquisition Corp 4.875% due 11/01/24 ~	15,000	14,963
5.500% due 04/15/26 ~	200,000	201,500
Wolverine World Wide Inc 5.000% due 09/01/26 ~	100,000	97,750
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 # ~	85,000	85,000
Wynn Las Vegas LLC 4.250% due 05/30/23 ~	100,000	98,375
5.250% due 05/15/27 ~	70,000	68,775
5.500% due 03/01/25 ~	300,000	302,250
Yum! Brands Inc 3.875% due 11/01/20	100,000	100,625
5.350% due 11/01/43	100,000	91,000
6.875% due 11/15/37	100,000	107,000

		26,945,730

Consumer, Non-Cyclical - 16.2%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	101,500
6.500% due 03/01/24	100,000	104,500
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	100,750
ACE Cash Express Inc 12.000% due 12/15/22 ~	100,000	111,750
Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	73,313
Albertsons Cos LLC 5.750% due 03/15/25	270,000	231,606
6.625% due 06/15/24	84,000	75,705
Alliance One International Inc 8.500% due 04/15/21 ~	50,000	52,250
9.875% due 07/15/21	100,000	97,375
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	59,550
APTIM Corp 7.750% due 06/15/25 ~	50,000	43,375
APX Group Inc 6.375% due 12/01/19	47,000	47,353
7.875% due 12/01/22	158,000	164,344
8.750% due 12/01/20	180,000	181,350
Ashtead Capital Inc (United Kingdom) 4.375% due 08/15/27 ~	200,000	190,500
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	100,000	101,938
Avantor Inc 6.000% due 10/01/24 ~	210,000	209,475
9.000% due 10/01/25 ~	311,000	305,363
Avis Budget Car Rental LLC 5.500% due 04/01/23	283,000	281,231
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	70,000	71,925

	Principal Amount	Value
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	$200,000	$183,500
B&G Foods Inc 4.625% due 06/01/21	63,000	62,685
5.250% due 04/01/25	158,000	147,533
BI-LO LLC 8.625% Cash or 9.375% PIK due 09/15/18 Y ~	4,907	2,809
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	94,737
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	94,750
Catalent Pharma Solutions Inc 4.875% due 01/15/26 ~	175,000	171,062
Centene Corp 4.750% due 05/15/22	225,000	228,937
4.750% due 01/15/25	170,000	166,175
5.625% due 02/15/21	141,000	145,230
6.125% due 02/15/24	158,000	164,826
Central Garden & Pet Co 5.125% due 02/01/28	100,000	95,250
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	103,625
Charles River Laboratories International Inc 5.500% due 04/01/26 # ~	100,000	101,875
Chobani LLC 7.500% due 04/15/25 ~	75,000	77,531
CHS/Community Health Systems Inc 5.125% due 08/01/21	200,000	187,000
6.250% due 03/31/23	415,000	384,394
6.875% due 02/01/22	400,000	233,500
7.125% due 07/15/20	300,000	245,625
8.000% due 11/15/19	250,000	226,250
Cimpress NV (Netherlands) 7.000% due 04/01/22 ~	165,000	172,837
Concordia International Corp (Canada) 9.000% due 04/01/22 ~	50,000	45,500
9.500% due 10/21/22 ~ Y	25,000	1,750
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	120,000	118,800
Coty Inc 6.500% due 04/15/26 # ~	75,000	75,563
Darling Ingredients Inc 5.375% due 01/15/22	53,000	53,994
DaVita Inc 5.000% due 05/01/25	173,000	167,646
5.125% due 07/15/24	300,000	293,437
5.750% due 08/15/22	150,000	154,050
Dean Foods Co 6.500% due 03/15/23 ~	93,000	88,699
DJO Finance LLC 8.125% due 06/15/21 ~	149,000	150,117
10.750% due 04/15/20	20,000	19,450
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	165,000	166,650
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	148,125
Encompass Health Corp 5.750% due 11/01/24	150,000	153,000
5.750% due 09/15/25	100,000	102,500
Endo Dac 6.000% due 07/15/23 ~	200,000	152,000
6.000% due 02/01/25 ~	200,000	144,500
Endo Finance LLC 5.375% due 01/15/23 ~	125,000	95,313
5.750% due 01/15/22 ~	60,000	49,500
7.250% due 01/15/22 ~	100,000	87,250
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	75,000
5.625% due 07/15/22	200,000	201,900
6.250% due 12/01/24 ~	100,000	103,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	$100,000	$93,250
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	145,000
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	50,000	49,750
FTI Consulting Inc 6.000% due 11/15/22	100,000	103,000
Garda World Security Corp (Canada) 8.750% due 05/15/25 ~	95,000	99,750
Gartner Inc 5.125% due 04/01/25 ~	105,000	105,263
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	102,750
HCA Healthcare Inc 6.250% due 02/15/21	200,000	210,500
HCA Inc 4.250% due 10/15/19	100,000	101,000
4.500% due 02/15/27	200,000	193,500
4.750% due 05/01/23	150,000	152,062
5.000% due 03/15/24	300,000	303,750
5.250% due 04/15/25	200,000	204,940
5.250% due 06/15/26	250,000	253,875
5.375% due 02/01/25	450,000	452,250
5.500% due 06/15/47	200,000	193,750
5.875% due 03/15/22	400,000	422,500
5.875% due 05/01/23	200,000	207,500
5.875% due 02/15/26	300,000	306,000
6.500% due 02/15/20	210,000	220,762
7.500% due 02/15/22	250,000	275,312
Herc Rentals Inc 7.500% due 06/01/22 ~	76,000	81,510
7.750% due 06/01/24 ~	27,000	29,363
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	104,000
Hologic Inc 4.375% due 10/15/25 ~	115,000	111,263
4.625% due 02/01/28 ~	100,000	96,250
Horizon Pharma Inc 6.625% due 05/01/23	200,000	200,000
IHS Markit Ltd 4.000% due 03/01/26 ~	19,000	18,335
4.750% due 02/15/25 ~	175,000	178,062
5.000% due 11/01/22 ~	125,000	130,313
Immucor Inc 11.125% due 02/15/22 ~	100,000	104,000
Ingles Markets Inc 5.750% due 06/15/23	100,000	100,470
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	57,000	60,848
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	122,664
JBS USA LUX SA (Brazil) 5.750% due 06/15/25 ~	100,000	93,750
5.875% due 07/15/24 ~	250,000	244,762
6.750% due 02/15/28 ~	185,000	177,831
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	63,175
Kindred Healthcare Inc 6.375% due 04/15/22	100,000	100,750
8.000% due 01/15/20	170,000	180,837
Kinetic Concepts Inc 7.875% due 02/15/21 ~	107,000	110,210
12.500% due 11/01/21 ~	100,000	113,500
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	160,000	152,400
Lamb Weston Holdings Inc 4.625% due 11/01/24 ~	145,000	144,456
4.875% due 11/01/26 ~	75,000	74,531

	Principal Amount	Value
Laureate Education Inc 8.250% due 05/01/25 ~	$170,000	$182,750
LifePoint Health Inc 5.375% due 05/01/24	50,000	49,063
5.500% due 12/01/21	135,000	136,856
5.875% due 12/01/23	135,000	136,816
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	103,280
Magellan Health Inc 4.400% due 09/22/24	100,000	99,614
Mallinckrodt International Finance SA 4.750% due 04/15/23	68,000	52,360
4.875% due 04/15/20 ~	129,000	123,195
5.500% due 04/15/25 ~	128,000	100,000
5.625% due 10/15/23 ~	40,000	32,200
5.750% due 08/01/22 ~	110,000	94,600
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	166,237
Molina Healthcare Inc 4.875% due 06/15/25 ~	25,000	23,438
5.375% due 11/15/22	120,000	119,100
Monitronics International Inc 9.125% due 04/01/20	100,000	77,170
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	217,000	224,595
New Albertsons LP 7.450% due 08/01/29	100,000	80,500
7.750% due 06/15/26	100,000	86,500
Nielsen Finance LLC 4.500% due 10/01/20	50,000	50,178
5.000% due 04/15/22 ~	370,000	370,636
NVA Holdings Inc 6.875% due 04/01/26 ~	100,000	101,000
Opal Acquisition Inc 7.500% due 07/01/24 ~	100,000	99,250
10.000% due 10/01/24 ~	100,000	88,375
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	250,000	245,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	146,000	142,168
5.875% due 09/30/27 ~	102,000	96,135
Pinnacle Foods Finance LLC 5.875% due 01/15/24	150,000	156,000
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	218,000	222,907
Post Holdings Inc 5.000% due 08/15/26 ~	159,000	151,447
5.500% due 03/01/25 ~	195,000	192,562
5.625% due 01/15/28 ~	108,000	103,545
5.750% due 03/01/27 ~	305,000	301,950
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	101,125
6.375% due 03/01/24 ~	30,000	30,825
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	341,000	370,411
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	87,000	90,915
Rent-A-Center Inc 6.625% due 11/15/20	100,000	91,625
Revlon Consumer Products Corp 5.750% due 02/15/21	50,000	39,000
6.250% due 08/01/24	100,000	62,125
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	70,000	70,175
RR Donnelley & Sons Co 6.500% due 11/15/23	100,000	99,000
7.875% due 03/15/21	100,000	104,245
Safeway Inc 7.250% due 02/01/31	100,000	81,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Select Medical Corp 6.375% due 06/01/21	$100,000	$101,875
Service Corp International 4.625% due 12/15/27	53,000	51,278
5.375% due 05/15/24	315,000	328,482
Simmons Foods Inc 5.750% due 11/01/24 ~	174,000	158,122
Sotheby’s 4.875% due 12/15/25 ~	100,000	95,490
Spectrum Brands Inc 5.750% due 07/15/25	299,000	306,475
SUPERVALU Inc 6.750% due 06/01/21	100,000	99,250
7.750% due 11/15/22	50,000	48,375
Surgery Center Holdings Inc 6.750% due 07/01/25 ~	100,000	97,500
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	172,520
Teleflex Inc 4.625% due 11/15/27	156,000	150,737
5.250% due 06/15/24	50,000	51,375
Tenet Healthcare Corp 4.375% due 10/01/21	167,000	164,912
4.500% due 04/01/21	51,000	50,809
4.625% due 07/15/24 ~	340,000	328,100
4.750% due 06/01/20	100,000	101,250
5.125% due 05/01/25 ~	200,000	193,000
6.000% due 10/01/20	100,000	103,750
6.750% due 02/01/20	100,000	103,375
6.750% due 06/15/23	278,000	273,135
7.000% due 08/01/25 ~	145,000	143,188
7.500% due 01/01/22 ~	150,000	158,625
8.125% due 04/01/22	411,000	430,009
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	105,000	111,435
The ADT Corp 3.500% due 07/15/22	150,000	140,063
4.875% due 07/15/32 ~	100,000	87,000
5.250% due 03/15/20	200,000	205,000
6.250% due 10/15/21	100,000	104,750
The Brink’s Co 4.625% due 10/15/27 ~	97,000	90,210
The Fresh Market Inc 9.750% due 05/01/23 ~	100,000	58,500
The Hertz Corp 5.500% due 10/15/24 ~	145,000	123,250
5.875% due 10/15/20	200,000	198,500
7.625% due 06/01/22 ~	230,000	233,162
The Nielsen Co Luxembourg SARL 5.000% due 02/01/25 ~	100,000	98,875
5.500% due 10/01/21 ~	88,000	89,430
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	95,000	92,150
TreeHouse Foods Inc 4.875% due 03/15/22	100,000	100,000
6.000% due 02/15/24 ~	115,000	116,150
United Rentals North America Inc 4.625% due 07/15/23	300,000	306,375
4.625% due 10/15/25	85,000	82,875
4.875% due 01/15/28	215,000	208,012
5.500% due 07/15/25	100,000	102,750
5.500% due 05/15/27	110,000	111,100
5.875% due 09/15/26	170,000	177,437
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	101,250
US Foods Inc 5.875% due 06/15/24 ~	143,000	146,933
Valeant Pharmaceuticals International 6.750% due 08/15/21 ~	100,000	100,625
7.250% due 07/15/22 ~	100,000	100,375
9.250% due 04/01/26 ~	285,000	284,644

	Principal Amount	Value
Valeant Pharmaceuticals International Inc 5.500% due 11/01/25 ~	$296,000	$289,266
5.625% due 12/01/21 ~	350,000	335,562
5.875% due 05/15/23 ~	350,000	311,937
6.125% due 04/15/25 ~	400,000	346,700
6.500% due 03/15/22 ~	190,000	196,887
7.000% due 03/15/24 ~	255,000	266,794
7.500% due 07/15/21 ~	487,000	492,479
9.000% due 12/15/25 ~	339,000	338,152
Vector Group Ltd 6.125% due 02/01/25 ~	110,000	110,275
Vizient Inc 10.375% due 03/01/24 ~	60,000	66,750
Weight Watchers International Inc 8.625% due 12/01/25 ~	75,000	80,063
WellCare Health Plans Inc 5.250% due 04/01/25	225,000	226,406
West Street Merger Sub Inc 6.375% due 09/01/25 ~	107,000	102,453

		31,330,102

Diversified - 0.1%

HRG Group Inc 7.750% due 01/15/22	100,000	104,062
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	94,625

		198,687

Energy - 14.2%

Aker BP ASA (Norway) 5.875% due 03/31/25 ~	150,000	152,250
Alta Mesa Holdings LP 7.875% due 12/15/24	30,000	31,388
Antero Midstream Partners LP 5.375% due 09/15/24	100,000	101,250
Antero Resources Corp 5.000% due 03/01/25	100,000	100,750
5.125% due 12/01/22	200,000	202,500
5.375% due 11/01/21	75,000	76,594
5.625% due 06/01/23	100,000	102,500
Archrock Partners LP 6.000% due 10/01/22	100,000	99,750
Ascent Resources Utica Holdings LLC 10.000% due 04/01/22 ~	220,000	238,700
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	88,500
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	100,000	101,030
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	130,880
Bristow Group Inc 6.250% due 10/15/22	50,000	41,000
Buckeye Partners LP 6.375% due 01/22/78	100,000	99,185
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	69,038
California Resources Corp 8.000% due 12/15/22 ~	385,000	303,669
Callon Petroleum Co 6.125% due 10/01/24	50,000	51,390
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	185,250
11.500% due 01/15/21 ~	100,000	111,812
Canadian Oil Sands Ltd (Canada) 4.500% due 04/01/22 ~	200,000	203,170
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	170,850
Centennial Resource Production LLC 5.375% due 01/15/26 ~	75,000	73,781

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	$190,000	$189,287
5.875% due 03/31/25	235,000	246,750
7.000% due 06/30/24	200,000	222,000
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	167,000	165,121
Chesapeake Energy Corp 4.875% due 04/15/22	100,000	93,000
5.750% due 03/15/23	300,000	271,875
8.000% due 12/15/22 ~	221,000	233,984
8.000% due 01/15/25 ~	222,000	215,340
8.000% due 06/15/27 ~	188,000	180,010
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	98,875
CNX Resources Corp 5.875% due 04/15/22	250,000	252,187
8.000% due 04/01/23	75,000	79,547
Comstock Resources Inc 10.000% Cash or 12.250% PIK due 03/15/20	100,000	103,250
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	107,030
Continental Resources Inc 4.375% due 01/15/28 ~	318,000	310,447
4.500% due 04/15/23	100,000	101,375
5.000% due 09/15/22	500,000	508,125
Covey Park Energy LLC 7.500% due 05/15/25 ~	131,000	131,000
Crestwood Midstream Partners LP 5.750% due 04/01/25	85,000	84,575
6.250% due 04/01/23	100,000	101,250
CrownRock LP 5.625% due 10/15/25 ~	244,000	242,170
CSI Compressco LP 7.250% due 08/15/22	50,000	47,250
7.500% due 04/01/25 ~	100,000	101,250
CVR Refining LLC 6.500% due 11/01/22	100,000	102,500
DCP Midstream Operating LP 3.875% due 03/15/23	200,000	194,000
5.350% due 03/15/20 ~	200,000	206,500
5.600% due 04/01/44	100,000	101,625
5.850% due 05/21/43 ~	100,000	95,000
Denbury Resources Inc 9.000% due 05/15/21 ~	55,000	56,650
9.250% due 03/31/22 ~	100,000	102,375
Diamond Offshore Drilling Inc 4.875% due 11/01/43	250,000	180,000
5.700% due 10/15/39	75,000	59,625
7.875% due 08/15/25	58,000	58,363
Diamondback Energy Inc 4.750% due 11/01/24	60,000	59,550
5.375% due 05/31/25 ~	30,000	30,503
5.375% due 05/31/25	100,000	101,925
Eclipse Resources Corp 8.875% due 07/15/23	100,000	94,875
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	92,000	91,770
5.750% due 01/30/28 ~	92,000	92,000
Energy Transfer Equity LP 4.250% due 03/15/23	148,000	144,300
5.500% due 06/01/27	95,000	95,475
5.875% due 01/15/24	200,000	207,000
7.500% due 10/15/20	145,000	156,509
Ensco PLC 4.500% due 10/01/24	100,000	80,750
5.200% due 03/15/25	100,000	81,875
5.750% due 10/01/44	125,000	85,938
7.750% due 02/01/26	200,000	184,000
8.000% due 01/31/24	75,000	72,750

	Principal Amount	Value
EP Energy LLC 8.000% due 11/29/24 ~	$105,000	$106,050
8.000% due 02/15/25 ~	240,000	161,400
9.375% due 05/01/24 ~	200,000	143,250
Extraction Oil & Gas Inc 5.625% due 02/01/26 ~	155,000	146,669
7.375% due 05/15/24 ~	50,000	52,500
Foresight Energy LLC 11.500% due 04/01/23 ~	50,000	40,750
Genesis Energy LP 6.000% due 05/15/23	150,000	148,500
6.500% due 10/01/25	170,000	167,450
6.750% due 08/01/22	100,000	103,125
Gulfport Energy Corp 6.000% due 10/15/24	135,000	128,756
6.375% due 05/15/25	150,000	144,937
Halcon Resources Corp 6.750% due 02/15/25 ~	30,000	29,438
6.750% due 02/15/25	45,000	44,438
Hess Infrastructure Partners LP 5.625% due 02/15/26 ~	100,000	98,750
HighPoint Operating Corp 8.750% due 06/15/25	150,000	162,750
Hilcorp Energy I LP 5.000% due 12/01/24 ~	55,000	54,450
5.750% due 10/01/25 ~	67,000	66,665
Holly Energy Partners LP 6.000% due 08/01/24 ~	178,000	182,450
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	90,012
Jonah Energy LLC 7.250% due 10/15/25 ~	81,000	73,305
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	22,500
9.250% due 03/15/23 ~	100,000	95,500
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	150,000	69,750
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	200,000	208,500
Laredo Petroleum Inc 5.625% due 01/15/22	100,000	99,750
Legacy Reserves LP 6.625% due 12/01/21	100,000	73,500
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	100,500
Matador Resources Co 6.875% due 04/15/23	100,000	104,250
McDermott International Inc 8.000% due 05/01/21 ~	100,000	102,625
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	100,000	84,000
6.500% due 01/15/25 ~	145,000	141,194
7.000% due 03/31/24 ~	150,000	124,500
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	150,000	151,830
Murphy Oil Corp 5.750% due 08/15/25	352,000	347,600
6.875% due 08/15/24	60,000	62,700
Murphy Oil USA Inc 5.625% due 05/01/27	100,000	100,875
6.000% due 08/15/23	37,000	38,295
Murray Energy Corp 11.250% due 04/15/21 ~	150,000	57,000
Nabors Industries Inc 5.500% due 01/15/23	400,000	393,044
5.750% due 02/01/25 ~	85,000	80,325
Newfield Exploration Co 5.375% due 01/01/26	127,000	131,762
5.625% due 07/01/24	156,000	165,360
5.750% due 01/30/22	100,000	105,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
NGPL PipeCo LLC 4.375% due 08/15/22 ~	$90,000	$89,775
4.875% due 08/15/27 ~	85,000	84,044
7.768% due 12/15/37 ~	100,000	121,500
Noble Holding International Ltd (United Kingdom) 5.250% due 03/15/42	100,000	62,500
7.750% due 01/15/24	101,000	94,182
7.875% due 02/01/26 ~	140,000	138,075
7.950% due 04/01/25	250,000	222,500
Northern Oil & Gas Inc 8.000% due 06/01/20	160,000	150,400
NuStar Logistics LP 4.750% due 02/01/22	100,000	97,500
5.625% due 04/28/27	30,000	29,175
6.750% due 02/01/21	100,000	104,125
Oasis Petroleum Inc 6.500% due 11/01/21	50,000	50,875
6.875% due 03/15/22	200,000	203,348
Oceaneering International Inc 4.650% due 11/15/24	100,000	96,591
Parker Drilling Co 6.750% due 07/15/22	50,000	39,000
7.500% due 08/01/20	100,000	91,750
Parkland Fuel Corp (Canada) 6.000% due 04/01/26 ~	75,000	75,563
Parsley Energy LLC 5.375% due 01/15/25 ~	235,000	235,587
5.625% due 10/15/27 ~	75,000	75,188
Pattern Energy Group Inc ‘A’ 5.875% due 02/01/24 ~	50,000	51,375
PBF Holding Co LLC 7.000% due 11/15/23	55,000	57,200
7.250% due 06/15/25	125,000	130,156
PBF Logistics LP 6.875% due 05/15/23 ~	62,000	63,085
PDC Energy Inc 5.750% due 05/15/26 ~	75,000	73,781
6.125% due 09/15/24	50,000	51,250
Peabody Energy Corp 6.000% due 03/31/22 ~	85,000	87,019
6.375% due 03/31/25 ~	40,000	41,650
PHI Inc 5.250% due 03/15/19	50,000	49,254
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	43,375
Precision Drilling Corp (Canada) 5.250% due 11/15/24	50,000	47,125
7.125% due 01/15/26 ~	100,000	99,250
7.750% due 12/15/23	100,000	104,375
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	191,878
QEP Resources Inc 5.250% due 05/01/23	109,000	105,462
5.625% due 03/01/26	221,000	209,397
Range Resources Corp 4.875% due 05/15/25	88,000	82,060
5.000% due 03/15/23	160,000	154,208
5.875% due 07/01/22	150,000	151,500
Resolute Energy Corp 8.500% due 05/01/20	165,000	165,000
Rockies Express Pipeline LLC 5.625% due 04/15/20 ~	100,000	104,001
6.875% due 04/15/40 ~	100,000	115,838
Rowan Cos Inc 4.875% due 06/01/22	300,000	274,500
7.375% due 06/15/25	35,000	32,988
RSP Permian Inc 5.250% due 01/15/25	100,000	103,875
6.625% due 10/01/22	65,000	68,088

	Principal Amount	Value
Sable Permian Resources Land LLC 7.375% due 11/01/21 ~	$200,000	$149,000
13.000% due 11/30/20 ~	75,000	86,062
Sanchez Energy Corp 6.125% due 01/15/23	200,000	146,875
7.250% due 02/15/23 ~	90,000	90,675
7.750% due 06/15/21	63,000	58,275
SemGroup Corp 5.625% due 11/15/23	150,000	142,500
SESI LLC 7.125% due 12/15/21	139,000	141,780
7.750% due 09/15/24 ~	70,000	72,625
Seven Generations Energy Ltd (Canada) 5.375% due 09/30/25 ~	96,000	91,920
6.750% due 05/01/23 ~	50,000	51,875
6.875% due 06/30/23 ~	100,000	104,250
SM Energy Co 5.000% due 01/15/24	100,000	93,250
5.625% due 06/01/25	113,000	107,632
6.500% due 01/01/23	100,000	100,000
6.750% due 09/15/26	60,000	59,700
Southwestern Energy Co 4.100% due 03/15/22	50,000	48,125
6.700% due 01/23/25	100,000	97,500
7.500% due 04/01/26	220,000	223,300
7.750% due 10/01/27	80,000	81,800
SRC Energy Inc 6.250% due 12/01/25 ~	71,000	71,533
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	98,000
5.750% due 04/15/25	75,000	71,813
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	189,405
Sunoco LP 4.875% due 01/15/23 ~	155,000	149,769
5.500% due 02/15/26 ~	165,000	159,637
Tallgrass Energy Partners LP 5.500% due 09/15/24 ~	95,000	97,137
5.500% due 01/15/28 ~	163,000	164,630
Targa Resources Partners LP 4.125% due 11/15/19	75,000	75,375
4.250% due 11/15/23	50,000	48,188
5.000% due 01/15/28 ~	150,000	143,625
5.125% due 02/01/25	150,000	149,812
5.250% due 05/01/23	77,000	77,770
6.750% due 03/15/24	100,000	106,123
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	51,250
TerraForm Power Operating LLC 4.250% due 01/31/23 ~	60,000	57,825
5.000% due 01/31/28 ~	41,000	39,053
6.625% due 06/15/25 ~	150,000	161,812
The Williams Cos Inc 4.550% due 06/24/24	400,000	404,788
5.750% due 06/24/44	100,000	106,250
8.750% due 03/15/32	100,000	134,000
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	50,375
Transocean Inc 5.800% due 10/15/22	200,000	193,000
6.800% due 03/15/38	250,000	196,250
7.500% due 01/15/26 ~	57,000	56,288
9.000% due 07/15/23 ~	250,000	266,875
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	90,000	95,962
Transocean Proteus Ltd 6.250% due 12/01/24 ~	90,000	91,912
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	100,000	93,750
Tullow Oil PLC (Ghana) 6.250% due 04/15/22 ~	100,000	101,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Ultra Resources Inc 6.875% due 04/15/22 ~	$145,000	$126,694
7.125% due 04/15/25 ~	35,000	28,831
Unit Corp 6.625% due 05/15/21	75,000	75,375
USA Compression Partners LP 6.875% due 04/01/26 ~	135,000	137,362
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	49,125
Vine Oil & Gas LP 8.750% due 04/15/23 ~	100,000	93,500
Warrior Met Coal Inc 8.000% due 11/01/24 ~	125,000	127,500
Weatherford International LLC 9.875% due 03/01/25 ~	90,000	81,423
Weatherford International Ltd 7.000% due 03/15/38	300,000	219,000
7.750% due 06/15/21	483,000	452,209
9.875% due 02/15/24	90,000	82,575
Whiting Petroleum Corp 5.750% due 03/15/21	130,000	131,622
6.250% due 04/01/23	200,000	203,000
6.625% due 01/15/26 ~	174,000	175,522
WildHorse Resource Development Corp 6.875% due 02/01/25	79,000	79,593
WPX Energy Inc 5.250% due 09/15/24	173,000	171,270
6.000% due 01/15/22	100,000	103,250
7.500% due 08/01/20	81,000	87,075
8.250% due 08/01/23	40,000	45,000

		27,402,443

Financial - 10.4%

Acrisure LLC 7.000% due 11/15/25 ~	125,000	120,312
Aircastle Ltd 4.125% due 05/01/24	200,000	197,500
5.000% due 04/01/23	50,000	51,688
5.125% due 03/15/21	100,000	102,875
6.250% due 12/01/19	100,000	104,250
Alliance Data Systems Corp 5.375% due 08/01/22 ~	100,000	100,500
5.875% due 11/01/21 ~	75,000	76,688
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	150,000	154,875
Ally Financial Inc 4.125% due 03/30/20	400,000	402,500
4.125% due 02/13/22	200,000	199,500
5.125% due 09/30/24	100,000	102,375
5.750% due 11/20/25	150,000	155,107
8.000% due 03/15/20	100,000	107,750
8.000% due 11/01/31	420,000	514,525
American Equity Investment Life Holding Co 5.000% due 06/15/27	100,000	101,469
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	207,500
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	122,525
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	63,360
BPCE SA (France) 12.500% due 09/30/19 ~	100,000	112,625
CBL & Associates LP REIT 5.950% due 12/15/26	250,000	210,593
CIT Group Inc 4.125% due 03/09/21	45,000	45,338
5.000% due 08/15/22	83,000	85,179
5.000% due 08/01/23	300,000	307,785
5.250% due 03/07/25	40,000	41,053
5.375% due 05/15/20	100,000	103,375
6.125% due 03/09/28	70,000	72,800

	Principal Amount	Value
CNO Financial Group Inc 5.250% due 05/30/25	$140,000	$141,750
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	50,125
CoreCivic Inc REIT 4.125% due 04/01/20	100,000	100,750
4.750% due 10/15/27	50,000	47,125
Credit Acceptance Corp 6.125% due 02/15/21	50,000	50,610
7.375% due 03/15/23	50,000	52,313
Credit Agricole SA (France) 8.375% due 10/13/19 ~	100,000	107,500
Crescent Communities LLC 8.875% due 10/15/21 ~	95,000	100,463
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	50,125
CyrusOne LP REIT 5.000% due 03/15/24	120,000	120,450
5.375% due 03/15/27	79,000	79,000
Deutsche Bank AG (Germany) 4.296% due 05/24/28 §	200,000	192,467
4.500% due 04/01/25	100,000	96,930
4.875% due 12/01/32 §	200,000	185,172
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	127,237
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	102,500
Enova International Inc 9.750% due 06/01/21	83,000	87,773
Equinix Inc REIT 5.375% due 01/01/22	65,000	67,113
5.375% due 04/01/23	100,000	102,625
5.375% due 05/15/27	275,000	279,812
5.750% due 01/01/25	100,000	104,500
5.875% due 01/15/26	215,000	224,675
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	200,000	195,060
FBM Finance Inc 8.250% due 08/15/21 ~	30,000	31,500
FelCor Lodging LP REIT 6.000% due 06/01/25	100,000	103,500
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	101,375
Five Point Operating Co LP 7.875% due 11/15/25 ~	100,000	101,125
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	208,250
Freedom Mortgage Corp 8.125% due 11/15/24 ~	50,000	51,375
Genworth Holdings Inc 4.900% due 08/15/23	150,000	123,750
7.625% due 09/24/21	200,000	193,500
goeasy Ltd (Canada) 7.875% due 11/01/22 ~	50,000	53,735
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	80,000	80,000
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	100,000	100,250
HUB International Ltd 7.875% due 10/01/21 ~	193,000	199,996
Hunt Cos Inc 6.250% due 02/15/26 ~	80,000	77,430
Icahn Enterprises LP 5.875% due 02/01/22	200,000	201,250
6.000% due 08/01/20	140,000	142,887
6.250% due 02/01/22	375,000	382,500
6.375% due 12/15/25	150,000	151,125
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	200,000	197,450
5.710% due 01/15/26 ~	400,000	401,832

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	$63,000	$63,473
4.875% due 09/15/27 ~	125,000	116,562
5.250% due 03/15/28 ~	174,000	164,647
5.750% due 08/15/24	100,000	97,375
6.000% due 08/15/23	96,000	99,707
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	96,125
iStar Inc REIT 4.625% due 09/15/20	100,000	100,375
5.000% due 07/01/19	40,000	40,152
5.250% due 09/15/22	100,000	97,000
6.000% due 04/01/22	100,000	100,500
Jefferies Finance LLC 7.375% due 04/01/20 ~	222,000	225,330
7.500% due 04/15/21 ~	10,000	10,163
Kennedy-Wilson Inc 5.875% due 04/01/24	170,000	169,362
Ladder Capital Finance Holdings LLLP 5.250% due 03/15/22 ~	65,000	65,163
5.250% due 10/01/25 ~	100,000	95,000
Liberty Mutual Group Inc 10.750% due 06/15/88 ~	100,000	155,250
LPL Holdings Inc 5.750% due 09/15/25 ~	230,000	227,631
MGM Growth Properties Operating Partnership LP REIT 4.500% due 09/01/26	50,000	48,000
4.500% due 01/15/28	100,000	94,280
5.625% due 05/01/24	121,000	125,235
MPT Operating Partnership LP REIT 5.000% due 10/15/27	220,000	216,216
5.250% due 08/01/26	50,000	50,063
6.375% due 03/01/24	100,000	105,502
Nationstar Mortgage LLC 6.500% due 07/01/21	75,000	76,313
7.875% due 10/01/20	100,000	102,250
Navient Corp 4.875% due 06/17/19	150,000	151,575
5.500% due 01/25/23	200,000	197,250
5.625% due 08/01/33	200,000	176,000
5.875% due 03/25/21	300,000	307,875
6.125% due 03/25/24	100,000	100,125
6.500% due 06/15/22	121,000	125,235
6.625% due 07/26/21	45,000	46,913
6.750% due 06/25/25	85,000	86,381
7.250% due 09/25/23	100,000	105,000
8.000% due 03/25/20	150,000	159,750
NFP Corp 6.875% due 07/15/25 ~	108,000	107,730
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	77,625
OneMain Financial Holdings LLC 7.250% due 12/15/21 ~	100,000	103,688
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	25,625
Provident Funding Associates LP 6.375% due 06/15/25 ~	25,000	25,156
QCP SNF West REIT 8.125% due 11/01/23 ~	130,000	135,362
Quicken Loans Inc 5.250% due 01/15/28 ~	200,000	187,500
5.750% due 05/01/25 ~	167,000	167,417
Radian Group Inc 4.500% due 10/01/24	100,000	98,000
5.250% due 06/15/20	59,000	60,991
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	118,625
Realogy Group LLC 4.500% due 04/15/19 ~	50,000	50,375
4.875% due 06/01/23 ~	100,000	96,250
5.250% due 12/01/21 ~	100,000	100,655

	Principal Amount	Value
RHP Hotel Properties LP REIT 5.000% due 04/15/21	$50,000	$50,625
5.000% due 04/15/23	100,000	100,750
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	250,000	254,542
6.000% due 12/19/23	400,000	426,469
6.100% due 06/10/23	100,000	106,245
6.125% due 12/15/22	370,000	392,931
7.648% due 09/30/31	50,000	62,750
SBA Communications Corp REIT 4.000% due 10/01/22 ~	165,000	158,812
4.875% due 07/15/22	100,000	101,000
4.875% due 09/01/24	200,000	196,750
Springleaf Finance Corp 5.250% due 12/15/19	100,000	102,250
5.625% due 03/15/23	125,000	122,969
6.125% due 05/15/22	190,000	194,104
6.875% due 03/15/25	250,000	251,562
7.750% due 10/01/21	25,000	27,156
8.250% due 12/15/20	225,000	245,531
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	115,750
Starwood Property Trust Inc REIT 3.625% due 02/01/21 ~	60,000	59,100
4.750% due 03/15/25 ~	88,000	86,020
5.000% due 12/15/21	105,000	107,362
Synovus Financial Corp 5.750% due 12/15/25	100,000	104,125
Tempo Acquisition LLC 6.750% due 06/01/25 ~	70,000	70,088
The GEO Group Inc REIT 5.125% due 04/01/23	100,000	99,250
5.875% due 10/15/24	150,000	149,250
The Howard Hughes Corp 5.375% due 03/15/25 ~	185,000	183,150
Travelport Corporate Finance PLC 6.000% due 03/15/26 ~	180,000	181,125
UniCredit SPA (Italy) 5.861% due 06/19/32 § ~	200,000	203,542
Uniti Group LP REIT 6.000% due 04/15/23 ~	100,000	96,500
7.125% due 12/15/24 ~	150,000	136,500
8.250% due 10/15/23	164,000	155,800
USIS Merger Sub Inc 6.875% due 05/01/25 ~	105,000	105,262
VFH Parent LLC 6.750% due 06/15/22 ~	165,000	174,694
VICI Properties 1 LLC REIT 8.000% due 10/15/23	97,500	108,469
Voya Financial Inc 4.700% due 01/23/48 ~	100,000	91,083
5.650% due 05/15/53	100,000	102,250

		20,109,495

Industrial - 9.7%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	101,250
AECOM 5.125% due 03/15/27	165,000	159,844
5.875% due 10/15/24	100,000	105,125
Airxcel Inc 8.500% due 02/15/22 ~	90,000	97,763
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	97,875
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	100,500
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	100,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Arconic Inc 5.125% due 10/01/24	$275,000	$280,672
5.400% due 04/15/21	150,000	155,250
5.900% due 02/01/27	50,000	52,563
5.950% due 02/01/37	100,000	104,000
6.150% due 08/15/20	250,000	262,812
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	207,750
Ardagh Packaging Finance PLC (Ireland) 4.250% due 09/15/22 ~	200,000	199,500
4.625% due 05/15/23 ~	200,000	201,500
6.000% due 02/15/25 ~	200,000	201,500
7.250% due 05/15/24 ~	250,000	266,875
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	90,085
Avolon Holdings Funding Ltd (Ireland) 5.500% due 01/15/23 ~	30,000	29,710
Ball Corp 4.000% due 11/15/23	71,000	69,491
4.375% due 12/15/20	60,000	61,200
4.875% due 03/15/26	265,000	266,351
5.000% due 03/15/22	100,000	103,875
5.250% due 07/01/25	190,000	196,412
Berry Global Inc 4.500% due 02/15/26 ~	50,000	47,438
5.125% due 07/15/23	125,000	126,879
5.500% due 05/15/22	100,000	102,750
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	250,000	268,670
BMC East LLC 5.500% due 10/01/24 ~	100,000	100,250
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	102,750
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	100,000	99,440
6.000% due 10/15/22 ~	100,000	99,625
6.125% due 01/15/23 ~	125,000	125,311
7.500% due 12/01/24 ~	164,000	170,150
7.500% due 03/15/25 ~	200,000	206,250
7.750% due 03/15/20 ~	100,000	107,250
8.750% due 12/01/21 ~	300,000	330,375
Brand Industrial Services Inc 8.500% due 07/15/25 ~	167,000	174,932
Builders FirstSource Inc 5.625% due 09/01/24 ~	75,000	75,656
BWAY Holding Co 5.500% due 04/15/24 ~	185,000	186,619
7.250% due 04/15/25 ~	205,000	209,612
CEVA Group PLC (United Kingdom) 7.000% due 03/01/21 ~	100,000	98,500
9.000% due 09/01/21 ~	75,000	74,250
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	191,700
Clean Harbors Inc 5.125% due 06/01/21	153,000	155,295
5.250% due 08/01/20	43,000	43,215
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	40,000	41,650
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	72,150
Core & Main LP 6.125% due 08/15/25 ~	110,000	107,800
Covanta Holding Corp 5.875% due 07/01/25	100,000	97,250
6.375% due 10/01/22	100,000	102,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	201,500

	Principal Amount	Value
Crown Americas LLC 4.250% due 09/30/26	$100,000	$92,750
4.500% due 01/15/23	112,000	111,440
4.750% due 02/01/26 ~	205,000	198,850
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	164,630
EnPro Industries Inc 5.875% due 09/15/22	50,000	51,938
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	45,000	44,634
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/22 ~	100,000	101,750
FXI Holdings Inc 7.875% due 11/01/24 ~	75,000	73,641
Gates Global LLC 6.000% due 07/15/22 ~	124,000	126,027
General Cable Corp 5.750% due 10/01/22	75,000	77,344
GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	90,000	88,650
9.875% due 02/01/21 ~	130,000	137,475
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	201,300
Graphic Packaging International LLC 4.125% due 08/15/24	100,000	98,750
4.750% due 04/15/21	50,000	51,065
Greif Inc 7.750% due 08/01/19	50,000	52,625
Griffon Corp 5.250% due 03/01/22	167,000	168,303
Grinding Media Inc 7.375% due 12/15/23 ~	140,000	147,350
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	91,500
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	55,500
Ingram Micro Inc 5.450% due 12/15/24	100,000	96,903
Itron Inc 5.000% due 01/15/26 ~	25,000	24,695
James Hardie International Finance DAC (Ireland) 4.750% due 01/15/25 ~	200,000	197,000
Jeld-Wen Inc 4.625% due 12/15/25 ~	100,000	96,250
KLX Inc 5.875% due 12/01/22 ~	175,000	180,959
Koppers Inc 6.000% due 02/15/25 ~	100,000	102,420
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	51,813
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	166,500
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	45,225
LSB Industries Inc 8.500% due 08/01/19	138,000	137,137
Masonite International Corp 5.625% due 03/15/23 ~	79,000	81,666
MasTec Inc 4.875% due 03/15/23	100,000	99,500
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	48,250
Multi-Color Corp 4.875% due 11/01/25 ~	53,000	49,688
6.125% due 12/01/22 ~	100,000	103,500
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	41,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Navios Maritime Holdings Inc (Monaco) 7.375% due 01/15/22 ~	$107,000	$84,931
Neovia Logistics Services LLC 8.875% due 08/01/20 ~	100,000	78,875
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	125,000	134,687
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	105,750
Novelis Corp 5.875% due 09/30/26 ~	175,000	172,812
6.250% due 08/15/24 ~	205,000	210,637
Orbital ATK Inc 5.500% due 10/01/23	100,000	105,000
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	100,000	101,345
5.875% due 08/15/23 ~	160,000	165,900
Pactiv LLC 7.950% due 12/15/25	100,000	111,750
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	238,000	226,100
5.250% due 08/15/22 ~	285,000	280,283
5.500% due 02/15/24 ~	135,000	131,287
Pioneer Holdings LLC 9.000% due 11/01/22 ~	50,000	52,250
Pisces Midco Inc 8.000% due 04/15/26 # ~	45,000	45,000
Plastipak Holdings Inc 6.250% due 10/15/25 ~	50,000	50,125
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	75,301
RBS Global Inc 4.875% due 12/15/25 ~	76,000	73,910
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	205,500	207,750
5.750% due 10/15/20	324,651	329,115
6.875% due 02/15/21	51,981	52,760
7.000% due 07/15/24 ~	225,000	235,969
Sanmina Corp 4.375% due 06/01/19 ~	50,000	50,500
Sealed Air Corp 4.875% due 12/01/22 ~	100,000	101,375
5.125% due 12/01/24 ~	50,000	51,120
5.250% due 04/01/23 ~	100,000	103,250
5.500% due 09/15/25 ~	100,000	103,750
6.500% due 12/01/20 ~	25,000	26,625
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	129,062
Silgan Holdings Inc 4.750% due 03/15/25	100,000	97,500
5.000% due 04/01/20	28,000	28,081
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	102,250
St Marys Cement Inc (Brazil) 5.750% due 01/28/27 ~	200,000	206,750
Standard Industries Inc 4.750% due 01/15/28 ~	124,000	117,298
5.000% due 02/15/27 ~	100,000	97,319
5.375% due 11/15/24 ~	100,000	101,750
5.500% due 02/15/23 ~	100,000	103,750
6.000% due 10/15/25 ~	200,000	206,000
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	54,563
Summit Materials LLC 5.125% due 06/01/25 ~	100,000	97,250
6.125% due 07/15/23	100,000	102,500
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	26,000
Tennant Co 5.625% due 05/01/25	100,000	102,500

	Principal Amount	Value
Terex Corp 5.625% due 02/01/25 ~	$180,000	$180,450
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	51,500
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	129,919
TransDigm Inc 5.500% due 10/15/20	100,000	100,750
6.000% due 07/15/22	100,000	102,250
6.375% due 06/15/26	151,000	152,510
6.500% due 07/15/24	220,000	226,050
6.500% due 05/15/25	100,000	101,250
TriMas Corp 4.875% due 10/15/25 ~	100,000	96,938
Triumph Group Inc 4.875% due 04/01/21	100,000	98,250
5.250% due 06/01/22	50,000	48,750
7.750% due 08/15/25	67,000	68,843
Tutor Perini Corp 6.875% due 05/01/25 ~	65,000	67,113
US Concrete Inc 6.375% due 06/01/24	100,000	104,250
USG Corp 4.875% due 06/01/27 ~	25,000	25,313
5.500% due 03/01/25 ~	100,000	104,625
Vertiv Group Corp 9.250% due 10/15/24 ~	125,000	131,250
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	69,063
Waste Pro USA Inc 5.500% due 02/15/26 ~	90,000	89,100
Weekley Homes LLC 6.625% due 08/15/25 ~	200,000	198,500
Welbilt Inc 9.500% due 02/15/24	100,000	112,000
WESCO Distribution Inc 5.375% due 12/15/21	100,000	102,000
Xerium Technologies Inc 9.500% due 08/15/21	62,000	64,015
XPO Logistics Inc 6.125% due 09/01/23 ~	60,000	62,175
6.500% due 06/15/22 ~	255,000	263,925
Zekelman Industries Inc 9.875% due 06/15/23 ~	100,000	110,250

		18,791,342

Technology - 5.4%

Advanced Micro Devices Inc 7.000% due 07/01/24	100,000	105,500
7.500% due 08/15/22	100,000	109,500
Amkor Technology Inc 6.375% due 10/01/22	50,000	51,500
6.625% due 06/01/21	25,000	25,169
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	97,850
Blackboard Inc 9.750% due 10/15/21 ~	50,000	42,750
BMC Software Finance Inc 8.125% due 07/15/21 ~	280,000	281,050
Boxer Parent Co Inc 9.000% Cash or 9.750% PIK due 10/15/19 ~	40,000	40,050
Camelot Finance SA 7.875% due 10/15/24 ~	45,000	47,081
CDK Global Inc 4.875% due 06/01/27 ~	155,000	149,575
5.000% due 10/15/24	50,000	51,125
CDW LLC 5.000% due 09/01/25	170,000	170,000
5.500% due 12/01/24	100,000	104,780

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	$145,000	$144,318
Conduent Finance Inc 10.500% due 12/15/24 ~	55,000	64,694
CURO Financial Technologies Corp 12.000% due 03/01/22 ~	87,000	97,012
Dell Inc 4.625% due 04/01/21	100,000	101,000
5.400% due 09/10/40	100,000	91,500
Dell International LLC 5.875% due 06/15/21 ~	426,000	437,182
7.125% due 06/15/24 ~	200,000	213,694
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	105,625
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	53,063
EMC Corp 2.650% due 06/01/20	175,000	169,197
3.375% due 06/01/23	170,000	156,930
Entegris Inc 4.625% due 02/10/26 ~	102,000	99,971
Everi Payments Inc 7.500% due 12/15/25 ~	100,000	101,750
Exela Intermediate LLC 10.000% due 07/15/23 ~	205,000	208,331
First Data Corp 5.000% due 01/15/24 ~	355,000	356,331
5.375% due 08/15/23 ~	200,000	204,000
5.750% due 01/15/24 ~	355,000	358,550
7.000% due 12/01/23 ~	350,000	368,812
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	95,000	105,688
Harland Clarke Holdings Corp 8.375% due 08/15/22 ~	145,000	147,900
9.250% due 03/01/21 ~	200,000	206,750
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	40,000	40,550
Infor US Inc 5.750% due 08/15/20 ~	100,000	102,125
6.500% due 05/15/22	251,000	256,647
Informatica LLC 7.125% due 07/15/23 ~	151,000	151,377
IQVIA Inc 4.875% due 05/15/23 ~	40,000	40,950
5.000% due 10/15/26 ~	200,000	199,676
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	87,444
Leidos Holdings Inc 4.450% due 12/01/20	100,000	102,000
Lexmark International Inc 7.125% due 03/15/20	50,000	38,518
Micron Technology Inc 5.250% due 01/15/24 ~	150,000	155,812
5.500% due 02/01/25	32,000	33,360
MSCI Inc 4.750% due 08/01/26 ~	55,000	54,588
5.250% due 11/15/24 ~	95,000	97,470
5.750% due 08/15/25 ~	151,000	158,505
NCR Corp 4.625% due 02/15/21	45,000	44,888
5.000% due 07/15/22	113,000	113,565
6.375% due 12/15/23	144,000	149,760
Nuance Communications Inc 5.625% due 12/15/26	80,000	79,000
6.000% due 07/01/24	100,000	103,000
NXP BV (Netherlands) 3.875% due 09/01/22 ~	200,000	199,000
4.125% due 06/15/20 ~	200,000	203,500
4.625% due 06/01/23 ~	200,000	204,060
5.750% due 03/15/23 ~	100,000	102,875

	Principal Amount	Value
Open Text Corp (Canada) 5.625% due 01/15/23 ~	$80,000	$83,300
5.875% due 06/01/26 ~	158,000	162,890
PTC Inc 6.000% due 05/15/24	15,000	15,788
Qorvo Inc 6.750% due 12/01/23	100,000	107,000
7.000% due 12/01/25	45,000	49,087
Rackspace Hosting Inc 8.625% due 11/15/24 ~	165,000	163,350
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	138,294
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	103,750
Sensata Technologies BV 4.875% due 10/15/23 ~	100,000	100,530
5.000% due 10/01/25 ~	250,000	247,500
Solera LLC 10.500% due 03/01/24 ~	270,000	301,725
Sophia LP 9.000% due 09/30/23 ~	100,000	105,500
SS&C Technologies Holdings Inc 5.875% due 07/15/23	133,000	140,781
The Dun & Bradstreet Corp 4.625% due 12/01/22	100,000	100,695
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	158,141
Veritas US Inc 10.500% due 02/01/24 ~	200,000	188,000
West Corp 8.500% due 10/15/25 ~	221,000	214,922
Western Digital Corp 4.750% due 02/15/26	350,000	349,886

		10,518,037

Utilities - 2.9%

AES Corp 4.000% due 03/15/21	215,000	216,344
4.500% due 03/15/23	30,000	30,584
4.875% due 05/15/23	202,000	206,545
5.125% due 09/01/27	76,000	77,520
5.500% due 04/15/25	93,000	96,604
AmeriGas Partners LP 5.500% due 05/20/25	65,000	63,050
5.625% due 05/20/24	90,000	89,888
5.750% due 05/20/27	100,000	96,125
5.875% due 08/20/26	115,000	112,987
Calpine Corp 5.250% due 06/01/26 ~	250,000	242,187
5.375% due 01/15/23	100,000	96,105
5.500% due 02/01/24	100,000	91,375
5.750% due 01/15/25	375,000	344,062
6.000% due 01/15/22 ~	197,000	202,743
DPL Inc 7.250% due 10/15/21	200,000	217,500
Dynegy Inc 5.875% due 06/01/23	100,000	103,020
6.750% due 11/01/19	76,000	77,520
7.375% due 11/01/22	325,000	343,281
7.625% due 11/01/24	185,000	200,494
8.000% due 01/15/25 ~	100,000	109,250
8.125% due 01/30/26 ~	113,000	125,147
FirstEnergy Solutions Corp 6.800% due 08/15/39 Y	50,000	16,250
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	50,125
Mississippi Power Co 3.950% due 03/30/28	100,000	100,756
NextEra Energy Operating Partners LP 4.250% due 09/15/24 ~	136,000	132,260
4.500% due 09/15/27 ~	58,000	54,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Principal Amount	Value
NGL Energy Partners LP 6.125% due 03/01/25	$100,000	$95,750
6.875% due 10/15/21	100,000	100,125
7.500% due 11/01/23	95,000	95,713
NRG Energy Inc 5.750% due 01/15/28 ~	97,000	95,060
6.250% due 07/15/22	100,000	103,470
6.250% due 05/01/24	115,000	119,025
6.625% due 01/15/27	270,000	277,425
7.250% due 05/15/26	255,000	271,575
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	151,312
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	100,000	100,375
SCANA Corp 4.125% due 02/01/22	100,000	99,380
4.750% due 05/15/21	100,000	101,550
Talen Energy Supply LLC 4.600% due 12/15/21	100,000	87,000
6.500% due 06/01/25	28,000	19,880
9.500% due 07/15/22 ~	100,000	97,500
10.500% due 01/15/26 ~	100,000	86,375
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	101,000

		5,499,120

Total Corporate Bonds & Notes (Cost $191,561,052)		190,490,331

	Shares

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio	536,817	536,817

Total Short-Term Investment (Cost $536,817)		536,817

TOTAL INVESTMENTS - 98.8% (Cost $192,097,869)		191,029,155

OTHER ASSETS & LIABILITIES, NET - 1.2%		2,350,350

NET ASSETS - 100.0%		$193,379,505

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $29,309 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2018.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$2,007	$-	$2,007	$-
	Corporate Bonds & Notes	190,490,331	-	190,490,331	-
	Short-Term Investment	536,817	536,817	-	-

	Total	$191,029,155	$536,817	$190,492,338	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Basic Materials - 2.5%

Albemarle Corp	970	$89,958
Axalta Coating Systems Ltd *	10,426	314,761
Celanese Corp ‘A’	3,920	392,823
DowDuPont Inc	53,742	3,423,903
FMC Corp	6,455	494,259
Freeport-McMoRan Inc *	13,237	232,574
Huntsman Corp	4,541	132,824
International Flavors & Fragrances Inc	3,816	522,449
International Paper Co	18,079	965,961
LyondellBasell Industries NV ‘A’	6,851	724,014
Monsanto Co	21,135	2,466,243
NewMarket Corp	323	129,743
Platform Specialty Products Corp *	4,705	45,309
PPG Industries Inc	11,504	1,283,846
Praxair Inc	12,095	1,745,309
Royal Gold Inc	1,131	97,119
RPM International Inc	5,893	280,919
Southern Copper Corp (Peru)	3,411	184,808
Steel Dynamics Inc	1,250	55,275
The Chemours Co	8,906	433,811
The Sherwin-Williams Co	3,952	1,549,658
Univar Inc *	5,556	154,179
Versum Materials Inc	468	17,611
Westlake Chemical Corp	834	92,699
WR Grace & Co	3,169	194,038

		16,024,093

Communications - 17.9%

Alphabet Inc ‘A’ *	14,380	14,914,073
Alphabet Inc ‘C’ *	14,575	15,038,339
Amazon.com Inc *	19,422	28,110,237
AMC Networks Inc ‘A’ *	2,337	120,823
Arista Networks Inc *	2,587	660,461
Booking Holdings Inc *	2,369	4,928,444
Cable One Inc	221	151,851
CBS Corp ‘B’	16,179	831,439
CDW Corp	7,219	507,568
Charter Communications Inc ‘A’ *	5,737	1,785,469
Comcast Corp ‘A’	207,163	7,078,760
CommScope Holding Co Inc *	4,518	180,584
Discovery Communications Inc ‘C’ *	2,334	45,560
DISH Network Corp ‘A’ *	8,302	314,563
Expedia Group Inc	5,925	654,179
F5 Networks Inc *	2,994	432,962
Facebook Inc ‘A’ *	114,118	18,234,915
FactSet Research Systems Inc	1,848	368,528
GCI Liberty Inc ‘A’ *	712	37,636
GoDaddy Inc ‘A’ *	6,068	372,697
IAC/InterActiveCorp *	3,361	525,593
Liberty Expedia Holdings Inc ‘A’ *	433	17,008
LogMeIn Inc	1,513	174,827
Match Group Inc *	1,780	79,103
Motorola Solutions Inc	720	75,816
Netflix Inc *	19,792	5,845,567
Omnicom Group Inc	11,164	811,288
Palo Alto Networks Inc *	4,294	779,447
Pandora Media Inc *	10,497	52,800
Sirius XM Holdings Inc	65,390	408,034
Switch Inc ‘A’	1,201	19,108
Symantec Corp	29,890	772,657
T-Mobile US Inc *	9,013	550,154
The Interpublic Group of Cos Inc	15,810	364,104
The Walt Disney Co	49,580	4,979,815
TripAdvisor Inc *	2,422	99,036
Twenty-First Century Fox Inc ‘A’	2,431	89,193

	Shares	Value
Twenty-First Century Fox Inc ‘B’	1,022	$37,170
Twitter Inc *	1,984	57,556
VeriSign Inc *	4,110	487,282
Verizon Communications Inc	100,240	4,793,477
Wayfair Inc ‘A’ *	1,787	120,676
Zayo Group Holdings Inc *	9,147	312,462
Zillow Group Inc ‘A’ *	1,781	96,174
Zillow Group Inc ‘C’ *	3,630	195,294

		116,512,729

Consumer, Cyclical - 10.6%

Advance Auto Parts Inc	887	105,154
Alaska Air Group Inc	4,805	297,718
Allison Transmission Holdings Inc	6,021	235,180
American Airlines Group Inc	9,056	470,550
Aptiv PLC	12,900	1,096,113
Aramark	4,834	191,233
AutoZone Inc *	1,134	735,614
BorgWarner Inc	928	46,613
Brunswick Corp	3,461	205,549
Burlington Stores Inc *	1,897	252,586
CarMax Inc *	8,724	540,365
Carter’s Inc	2,266	235,891
Chipotle Mexican Grill Inc *	1,195	386,116
Choice Hotels International Inc	1,542	123,591
Copa Holdings SA ‘A’ (Panama)	94	12,091
Copart Inc *	9,546	486,178
Costco Wholesale Corp	21,054	3,967,205
Darden Restaurants Inc	6,010	512,353
Delphi Technologies PLC	4,369	208,183
Dick’s Sporting Goods Inc	2,880	100,944
Dollar General Corp	5,016	469,247
Dollar Tree Inc *	10,525	998,822
Domino’s Pizza Inc	2,100	490,476
DR Horton Inc	9,100	398,944
Dunkin’ Brands Group Inc	4,384	261,681
Extended Stay America Inc	5,229	103,377
Fastenal Co	13,948	761,421
Floor & Decor Holdings Inc ‘A’ *	1,424	74,219
Foot Locker Inc	410	18,671
Genuine Parts Co	2,631	236,369
Hanesbrands Inc	17,406	320,619
Harley-Davidson Inc	5,961	255,608
Hasbro Inc	4,155	350,267
HD Supply Holdings Inc *	9,026	342,446
Hilton Grand Vacations Inc *	4,344	186,879
Hilton Worldwide Holdings Inc	9,084	715,456
KAR Auction Services Inc	6,528	353,818
L Brands Inc	1,714	65,492
Las Vegas Sands Corp	17,365	1,248,543
Lear Corp	2,666	496,116
Leggett & Platt Inc	4,939	219,094
Liberty Interactive Corp QVC Group ‘A’ *	13,194	332,093
Lions Gate Entertainment Corp ‘A’	1,718	44,376
Lions Gate Entertainment Corp ‘B’	2,837	68,315
Live Nation Entertainment Inc *	6,594	277,871
LKQ Corp *	2,078	78,860
Lowe’s Cos Inc	40,212	3,528,603
Lululemon Athletica Inc *	4,612	411,021
Marriott International Inc ‘A’	14,659	1,993,331
Mattel Inc	3,060	40,239
McDonald’s Corp	38,509	6,022,037
MGM Resorts International	1,965	68,814
Michael Kors Holdings Ltd *	521	32,344
Mohawk Industries Inc *	186	43,193
MSC Industrial Direct Co Inc ‘A’	862	79,054
NIKE Inc ‘B’	62,845	4,175,422
Nordstrom Inc	5,654	273,710
Nu Skin Enterprises Inc ‘A’	691	50,934

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
NVR Inc *	157	$439,600
O’Reilly Automotive Inc *	4,030	996,941
Polaris Industries Inc	2,847	326,038
Pool Corp	1,877	274,455
PulteGroup Inc	3,471	102,360
Rite Aid Corp *	22,873	38,427
Ross Stores Inc	18,203	1,419,470
Sally Beauty Holdings Inc *	2,178	35,828
Six Flags Entertainment Corp	3,271	203,652
Skechers U.S.A. Inc ‘A’ *	2,610	101,503
Southwest Airlines Co	26,562	1,521,471
Starbucks Corp	66,091	3,826,008
Tapestry Inc	2,308	121,424
Tempur Sealy International Inc *	827	37,455
Tesla Inc *	6,415	1,707,224
The Gap Inc	623	19,438
The Home Depot Inc	56,894	10,140,787
The Madison Square Garden Co ‘A’ *	86	21,139
The Michaels Cos Inc *	4,110	81,008
The Scotts Miracle-Gro Co	1,943	166,612
The TJX Cos Inc	30,689	2,502,995
The Toro Co	5,077	317,059
The Wendy’s Co	8,508	149,315
Thor Industries Inc	2,426	279,402
Toll Brothers Inc	3,236	139,957
Tractor Supply Co	6,086	383,540
Tupperware Brands Corp	2,363	114,322
Ulta Beauty Inc *	2,823	576,654
Under Armour Inc ‘A’ *	6,276	102,613
Under Armour Inc ‘C’ *	6,300	90,405
Vail Resorts Inc	1,927	427,216
VF Corp	11,661	864,313
Visteon Corp *	1,556	171,533
WABCO Holdings Inc *	2,452	328,249
Walgreens Boots Alliance Inc	7,741	506,803
Watsco Inc	1,415	256,073
Whirlpool Corp	264	40,421
Williams-Sonoma Inc	783	41,311
WW Grainger Inc	2,306	650,915
Wyndham Worldwide Corp	4,805	549,836
Wynn Resorts Ltd	3,848	701,721
Yum China Holdings Inc (China)	15,355	637,233
Yum! Brands Inc	16,271	1,385,150

		68,894,885

Consumer, Non-Cyclical - 20.7%

AbbVie Inc	76,838	7,272,717
ABIOMED Inc *	1,975	574,705
ACADIA Pharmaceuticals Inc *	4,655	104,598
Aetna Inc	4,952	836,888
Agios Pharmaceuticals Inc *	2,279	186,377
Akorn Inc *	4,089	76,505
Alexion Pharmaceuticals Inc *	8,367	932,586
Align Technology Inc *	3,827	961,075
Alkermes PLC *	7,342	425,542
Alnylam Pharmaceuticals Inc *	3,643	433,881
Altria Group Inc	92,126	5,741,292
AmerisourceBergen Corp	7,667	660,972
Amgen Inc	10,022	1,708,551
Automatic Data Processing Inc	21,593	2,450,374
Avery Dennison Corp	4,006	425,638
Baxter International Inc	2,173	141,332
Becton Dickinson & Co	12,724	2,757,291
Bio-Techne Corp	1,829	276,252
Biogen Inc *	9,616	2,633,053
BioMarin Pharmaceutical Inc *	8,436	683,907
Blue Buffalo Pet Products Inc *	4,370	173,970
Booz Allen Hamilton Holding Corp	6,487	251,177
Boston Scientific Corp *	65,960	1,802,027

	Shares	Value
Bright Horizons Family Solutions Inc *	2,551	$254,386
Bristol-Myers Squibb Co	39,100	2,473,075
Brown-Forman Corp ‘A’	2,477	132,098
Brown-Forman Corp ‘B’	10,609	577,130
Bruker Corp	1,786	53,437
Campbell Soup Co	5,642	244,355
Celgene Corp *	36,027	3,213,969
Centene Corp *	1,006	107,511
Charles River Laboratories International Inc *	2,289	244,328
Church & Dwight Co Inc	12,015	605,075
Cigna Corp	9,988	1,675,387
Cintas Corp	4,182	713,366
Colgate-Palmolive Co	6,556	469,934
Constellation Brands Inc ‘A’	7,795	1,776,636
CoreLogic Inc *	2,272	102,763
CoStar Group Inc *	1,710	620,183
DexCom Inc *	3,995	296,269
Dr Pepper Snapple Group Inc	8,637	1,022,448
Ecolab Inc	12,371	1,695,693
Edwards Lifesciences Corp *	10,071	1,405,106
Eli Lilly & Co	47,137	3,646,990
Equifax Inc	5,745	676,818
Euronet Worldwide Inc *	2,347	185,225
Exelixis Inc *	14,065	311,540
Express Scripts Holding Co *	1,956	135,120
FleetCor Technologies Inc *	4,302	871,155
Gartner Inc *	4,235	498,121
General Mills Inc	19,532	880,112
Gilead Sciences Inc	44,858	3,381,845
Global Payments Inc	7,333	817,776
H&R Block Inc	1,465	37,226
HCA Healthcare Inc	982	95,254
Henry Schein Inc *	7,571	508,847
Herbalife Ltd *	3,089	301,085
Hill-Rom Holdings Inc	2,872	249,864
Hologic Inc *	7,581	283,226
Humana Inc	6,234	1,675,886
IDEXX Laboratories Inc *	4,158	795,800
IHS Markit Ltd *	10,570	509,897
Illumina Inc *	7,020	1,659,668
Incyte Corp *	8,386	698,805
Intercept Pharmaceuticals Inc *	847	52,107
Intrexon Corp *	1,824	27,962
Intuitive Surgical Inc *	5,354	2,210,292
Ionis Pharmaceuticals Inc *	5,958	262,629
IQVIA Holdings Inc *	5,020	492,512
Johnson & Johnson	19,887	2,548,519
Kellogg Co	10,891	708,024
Kimberly-Clark Corp	14,408	1,586,753
Lamb Weston Holdings Inc	1,599	93,094
LifePoint Health Inc *	263	12,361
MarketAxess Holdings Inc	1,769	384,651
McCormick & Co Inc	5,858	623,233
McKesson Corp	1,034	145,660
Medtronic PLC	4,802	385,216
Merck & Co Inc	7,299	397,577
Monster Beverage Corp *	19,920	1,139,623
Moody’s Corp	8,022	1,293,949
Morningstar Inc	772	73,741
Neurocrine Biosciences Inc *	4,266	353,779
OPKO Health Inc *	1,719	5,449
Patterson Cos Inc	360	8,003
PayPal Holdings Inc *	54,623	4,144,247
PepsiCo Inc	59,951	6,543,652
Philip Morris International Inc	6,756	671,546
Pilgrim’s Pride Corp *	2,211	54,413
Premier Inc ‘A’ *	610	19,099
QIAGEN NV *	3,508	113,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Quanta Services Inc *	1,715	$58,910
Regeneron Pharmaceuticals Inc *	3,823	1,316,488
ResMed Inc	6,727	662,408
Robert Half International Inc	5,869	339,756
Rollins Inc	4,730	241,372
S&P Global Inc	12,247	2,339,912
Sabre Corp	8,347	179,043
Seattle Genetics Inc *	5,101	266,986
Service Corp International	8,734	329,621
ServiceMaster Global Holdings Inc *	6,475	329,254
Spectrum Brands Holdings Inc	1,065	110,441
Sprouts Farmers Market Inc *	6,089	142,909
Square Inc ‘A’ *	11,708	576,034
Stryker Corp	16,385	2,636,674
Sysco Corp	23,205	1,391,372
Teleflex Inc	352	89,753
TESARO Inc *	1,733	99,024
The Clorox Co	5,312	707,080
The Coca-Cola Co	138,630	6,020,701
The Cooper Cos Inc	1,816	415,519
The Estee Lauder Cos Inc ‘A’	10,503	1,572,509
The Hershey Co	5,967	590,494
The Kroger Co	22,965	549,782
The Procter & Gamble Co	6,212	492,487
The Western Union Co	22,241	427,694
Thermo Fisher Scientific Inc	8,676	1,791,247
Total System Services Inc	8,747	754,516
TransUnion *	8,662	491,828
TreeHouse Foods Inc *	755	28,894
United Rentals Inc *	4,082	705,084
UnitedHealth Group Inc	46,246	9,896,644
Varian Medical Systems Inc *	4,428	543,094
Verisk Analytics Inc *	7,303	759,512
Vertex Pharmaceuticals Inc *	12,136	1,977,925
WellCare Health Plans Inc *	1,983	383,968
West Pharmaceutical Services Inc	3,532	311,840
WEX Inc *	1,471	230,388
Worldpay Inc ‘A’ *	13,830	1,137,379
Zoetis Inc	23,692	1,978,519

		134,642,614

Energy - 0.8%

Antero Resources Corp *	5,745	114,038
Apache Corp	820	31,553
Cabot Oil & Gas Corp	15,700	376,486
Cheniere Energy Inc *	6,546	349,884
Chesapeake Energy Corp *	2,237	6,756
Cimarex Energy Co	4,258	398,123
Continental Resources Inc *	1,756	103,516
Devon Energy Corp	1,748	55,569
Diamondback Energy Inc *	1,015	128,418
EOG Resources Inc	2,662	280,229
EQT Corp	1,499	71,217
Gulfport Energy Corp *	923	8,907
Halliburton Co	28,299	1,328,355
Laredo Petroleum Inc *	7,821	68,121
Newfield Exploration Co *	9,766	238,486
ONEOK Inc	18,710	1,064,973
Parsley Energy Inc ‘A’ *	7,323	212,294
RPC Inc	2,567	46,283
RSP Permian Inc *	3,357	157,376
The Williams Cos Inc	5,693	141,528

		5,182,112

Financial - 7.8%

Air Lease Corp	274	11,678
Alliance Data Systems Corp	2,352	500,647
American International Group Inc	5,301	288,480
American Tower Corp REIT	20,379	2,961,884

	Shares	Value
Ameriprise Financial Inc	6,412	$948,591
Aon PLC	11,963	1,678,768
Arch Capital Group Ltd *	743	63,593
Arthur J Gallagher & Co	5,963	409,837
Aspen Insurance Holdings Ltd (Bermuda)	867	38,885
Assurant Inc	533	48,722
Bank of the Ozarks	2,533	122,268
BGC Partners Inc ‘A’	2,566	34,513
Boston Properties Inc REIT	1,173	144,537
Capital One Financial Corp	1,419	135,969
Cboe Global Markets Inc	5,394	615,455
CBRE Group Inc ‘A’ *	6,269	296,022
CoreSite Realty Corp REIT	1,567	157,107
Credit Acceptance Corp *	468	154,632
Crown Castle International Corp REIT	19,408	2,127,311
CubeSmart REIT	5,721	161,332
CyrusOne Inc REIT	3,879	198,644
Digital Realty Trust Inc REIT	7,563	796,989
Douglas Emmett Inc REIT	5,784	212,620
East West Bancorp Inc	408	25,516
Eaton Vance Corp	5,578	310,527
Equinix Inc REIT	3,751	1,568,443
Equity LifeStyle Properties Inc REIT	4,033	353,976
Erie Indemnity Co ‘A’	921	108,346
Extra Space Storage Inc REIT	5,022	438,722
Federal Realty Investment Trust REIT	1,299	150,827
Federated Investors Inc ‘B’	1,211	40,447
First Republic Bank	6,249	578,720
Gaming & Leisure Properties Inc REIT	3,032	101,481
Hudson Pacific Properties Inc REIT	740	24,072
Intercontinental Exchange Inc	13,267	962,123
Invesco Ltd	2,722	87,131
Iron Mountain Inc REIT	11,994	394,123
Lamar Advertising Co ‘A’ REIT	3,459	220,200
Lazard Ltd ‘A’	5,144	270,369
Legg Mason Inc	932	37,886
Leucadia National Corp	3,581	81,396
LPL Financial Holdings Inc	4,357	266,082
Marsh & McLennan Cos Inc	24,527	2,025,685
Mastercard Inc ‘A’	44,701	7,829,827
Outfront Media Inc REIT	973	18,234
Pinnacle Financial Partners Inc	1,009	64,778
Public Storage REIT	7,151	1,432,989
Raymond James Financial Inc	1,553	138,854
RenaissanceRe Holdings Ltd (Bermuda)	130	18,006
SBA Communications Corp REIT *	5,613	959,374
SEI Investments Co	6,458	483,769
Signature Bank *	1,566	222,294
Simon Property Group Inc REIT	13,617	2,101,784
State Street Corp	889	88,660
SVB Financial Group *	1,885	452,419
T Rowe Price Group Inc	1,718	185,492
Tanger Factory Outlet Centers Inc REIT	283	6,226
Taubman Centers Inc REIT	1,272	72,390
TD Ameritrade Holding Corp	12,716	753,169
The Allstate Corp	4,748	450,110
The Charles Schwab Corp	45,480	2,374,966
The Progressive Corp	27,914	1,700,800
VICI Properties Inc REIT	2,305	42,228
Visa Inc ‘A’	87,756	10,497,373
Voya Financial Inc	505	25,502
Western Alliance Bancorp *	2,564	148,994
XL Group Ltd (Bermuda)	3,773	208,496

		50,431,290

Industrial - 11.8%

3M Co	27,970	6,139,974
Acuity Brands Inc	1,410	196,258
ADT Inc	3,138	24,884

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Agilent Technologies Inc	3,731	$249,604
Allegion PLC	4,604	392,675
AMETEK Inc	1,890	143,583
Amphenol Corp ‘A’	14,375	1,238,119
AO Smith Corp	6,950	441,950
AptarGroup Inc	690	61,983
Ardagh Group SA (Luxembourg)	488	9,116
Armstrong World Industries Inc *	2,027	114,120
Ball Corp	9,237	366,801
Berry Global Group Inc *	6,353	348,208
BWX Technologies Inc	4,608	292,746
Caterpillar Inc	24,840	3,660,919
CH Robinson Worldwide Inc	6,676	625,608
Clean Harbors Inc *	1,719	83,904
Cognex Corp	8,004	416,128
Coherent Inc *	1,179	220,945
Corning Inc	2,628	73,269
Crown Holdings Inc *	4,395	223,046
CSX Corp	36,922	2,056,925
Cummins Inc	2,449	396,958
Deere & Co	15,590	2,421,439
Donaldson Co Inc	5,817	262,056
Dover Corp	805	79,067
Eagle Materials Inc	2,302	237,221
Emerson Electric Co	4,355	297,447
Energizer Holdings Inc	2,865	170,697
Expeditors International of Washington Inc	5,993	379,357
FedEx Corp	11,937	2,866,193
FLIR Systems Inc	3,663	183,187
Fortive Corp	13,370	1,036,442
Fortune Brands Home & Security Inc	6,881	405,222
Gardner Denver Holdings Inc *	3,370	103,392
Gates Industrial Corp PLC *	1,605	28,104
General Dynamics Corp	5,035	1,112,231
General Electric Co	73,294	988,003
Gentex Corp	8,580	197,512
Graco Inc	8,062	368,595
Graphic Packaging Holding Co	10,871	166,870
Harris Corp	1,481	238,856
HEICO Corp	1,509	130,996
HEICO Corp ‘A’	2,906	206,181
Hexcel Corp	2,825	182,467
Honeywell International Inc	21,154	3,056,965
Hubbell Inc	1,635	199,110
Huntington Ingalls Industries Inc	1,799	463,710
IDEX Corp	3,421	487,527
Illinois Tool Works Inc	14,682	2,300,082
Ingersoll-Rand PLC	6,059	518,105
JB Hunt Transport Services Inc	4,163	487,695
Landstar System Inc	2,052	225,002
Lennox International Inc	1,712	349,881
Lincoln Electric Holdings Inc	2,743	246,733
Lockheed Martin Corp	10,725	3,624,299
Martin Marietta Materials Inc	2,746	569,246
Masco Corp	9,901	400,396
Mettler-Toledo International Inc *	1,204	692,336
National Instruments Corp	3,895	196,970
Nordson Corp	2,775	378,343
Northrop Grumman Corp	7,772	2,713,361
Old Dominion Freight Line Inc	1,857	272,923
Owens-Illinois Inc *	5,967	129,245
Packaging Corp of America	4,516	508,953
Parker-Hannifin Corp	5,537	946,993
PerkinElmer Inc	998	75,569
Raytheon Co	5,196	1,121,401
Rockwell Automation Inc	6,200	1,080,040
Rockwell Collins Inc	7,827	1,055,471
Roper Technologies Inc	4,586	1,287,244
Sealed Air Corp	4,231	181,044

	Shares	Value
Sensata Technologies Holding PLC *	3,990	$206,802
Silgan Holdings Inc	3,539	98,561
Snap-on Inc	359	52,967
Stanley Black & Decker Inc	717	109,844
The Boeing Co	26,869	8,809,808
The Middleby Corp *	2,670	330,519
TransDigm Group Inc	2,334	716,398
Trimble Inc *	9,511	341,255
Union Pacific Corp	34,454	4,631,651
United Parcel Service Inc ‘B’	33,287	3,483,817
Universal Display Corp	2,006	202,606
Vulcan Materials Co	5,910	674,745
Wabtec Corp	1,303	106,064
Waste Management Inc	17,281	1,453,678
Waters Corp *	3,678	730,635
Welbilt Inc *	5,907	114,891
XPO Logistics Inc *	4,213	428,926
Xylem Inc	4,505	346,525
Zebra Technologies Corp ‘A’ *	2,521	350,898

		76,598,492

Technology - 23.9%

Accenture PLC ‘A’	29,890	4,588,115
Activision Blizzard Inc	35,669	2,406,231
Adobe Systems Inc *	23,818	5,146,593
Advanced Micro Devices Inc *	40,588	407,909
Analog Devices Inc	17,934	1,634,325
ANSYS Inc *	4,106	643,369
Apple Inc	245,062	41,116,502
Applied Materials Inc	50,808	2,825,433
athenahealth Inc *	1,954	279,481
Atlassian Corp PLC ‘A’ * (Australia)	4,453	240,106
Autodesk Inc *	8,189	1,028,375
Black Knight Inc *	6,105	287,546
Broadcom Ltd	19,504	4,596,118
Broadridge Financial Solutions Inc	5,653	620,078
Cadence Design Systems Inc *	13,367	491,505
Cavium Inc *	3,261	258,858
CDK Global Inc	6,067	384,284
Cerner Corp *	13,883	805,214
Citrix Systems Inc *	7,318	679,110
Cognizant Technology Solutions Corp ‘A’	28,207	2,270,663
CSRA Inc	7,809	321,965
Cypress Semiconductor Corp	1,284	21,777
Dell Technologies Inc ‘V’ *	9,637	705,525
DST Systems Inc	307	25,681
DXC Technology Co	13,655	1,372,737
Electronic Arts Inc *	14,454	1,752,403
Fidelity National Information Services Inc	9,034	869,974
First Data Corp ‘A’ *	23,082	369,312
Fiserv Inc *	20,046	1,429,480
Fortinet Inc *	7,019	376,078
Genpact Ltd	7,487	239,509
Guidewire Software Inc *	1,375	111,141
International Business Machines Corp	28,086	4,309,235
Intuit Inc	11,716	2,030,969
IPG Photonics Corp *	1,729	403,514
Jack Henry & Associates Inc	3,718	449,692
KLA-Tencor Corp	7,558	823,898
Lam Research Corp	7,856	1,596,025
Manhattan Associates Inc *	3,140	131,503
Maxim Integrated Products Inc	13,545	815,680
Microchip Technology Inc	10,988	1,003,864
Micron Technology Inc *	39,775	2,073,868
Microsemi Corp *	4,606	298,100
Microsoft Corp	361,922	33,032,621
MSCI Inc	4,287	640,778
NCR Corp *	5,625	177,300
NetApp Inc	11,031	680,502

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
NVIDIA Corp	27,957	$6,474,562
NXP Semiconductors NV * (Netherlands)	9,154	1,071,018
ON Semiconductor Corp *	19,004	464,838
Oracle Corp	11,388	521,001
Paychex Inc	15,516	955,630
PTC Inc *	5,526	431,083
Qorvo Inc *	3,083	217,197
Red Hat Inc *	8,529	1,275,171
salesforce.com Inc *	33,083	3,847,553
ServiceNow Inc *	8,206	1,357,683
Skyworks Solutions Inc	8,787	880,985
Splunk Inc *	6,792	668,265
SS&C Technologies Holdings Inc	7,635	409,541
Synopsys Inc *	627	52,191
Tableau Software Inc ‘A’ *	3,096	250,219
Take-Two Interactive Software Inc *	5,375	525,567
Teradyne Inc	8,813	402,842
Texas Instruments Inc	47,613	4,946,515
The Dun & Bradstreet Corp	643	75,231
The Ultimate Software Group Inc *	1,373	334,600
Tyler Technologies Inc *	1,690	356,522
Veeva Systems Inc ‘A’ *	5,321	388,539
VMware Inc ‘A’ *	3,254	394,613
Western Digital Corp	2,106	194,321
Workday Inc ‘A’ *	6,581	836,511
Xilinx Inc	11,624	839,718

		154,944,862

Utilities - 0.0%

NRG Energy Inc	2,749	83,927

Total Common Stocks (Cost $391,634,447)		623,315,004

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 1000 Growth	100,804	13,718,416

Total Exchange-Traded Fund (Cost $14,162,708)		13,718,416

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $13,367,518; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $13,636,999)	$13,367,102	$13,367,102

Total Short-Term Investment (Cost $13,367,102)		13,367,102

TOTAL INVESTMENTS - 100.2% (Cost $419,164,257)		650,400,522

DERIVATIVES - (0.1%)
(See Note (b) in Notes to Schedule of Investments)		(320,211)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(884,626)

NET ASSETS - 100.0%		$649,195,685

Notes to Schedule of Investments

(a)	As of March 31, 2018, $539,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index	06/18	36	$4,939,087	$4,747,680	($191,407)
S&P 500 E-Mini Index	06/18	56	7,529,204	7,400,400	(128,804)

Total Futures Contracts					($320,211)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$623,315,004	$623,315,004	$-	$-
	Exchange-Traded Fund	13,718,416	13,718,416	-	-
	Short-Term Investment	13,367,102	-	13,367,102	-

	Total Assets	650,400,522	637,033,420	13,367,102	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(320,211)	(320,211)	-	-

	Total Liabilities	(320,211)	(320,211)	-	-

	Total	$650,080,311	$636,713,209	$13,367,102	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Basic Materials - 2.4%

Air Products & Chemicals Inc	11,453	$1,821,371
Albemarle Corp	4,767	442,092
Alcoa Corp *	9,834	442,137
Ashland Global Holdings Inc	3,291	229,679
Cabot Corp	3,313	184,600
Celanese Corp ‘A’	2,892	289,807
CF Industries Holdings Inc	12,370	466,720
Domtar Corp	3,278	139,446
DowDuPont Inc	65,381	4,165,424
Eastman Chemical Co	7,739	817,084
Freeport-McMoRan Inc *	58,153	1,021,748
Huntsman Corp	5,540	162,045
International Paper Co	1,930	103,120
LyondellBasell Industries NV ‘A’	9,801	1,035,770
NewMarket Corp	27	10,845
Newmont Mining Corp	28,678	1,120,449
Nucor Corp	17,004	1,038,774
Olin Corp	8,885	270,015
Platform Specialty Products Corp *	6,166	59,379
PPG Industries Inc	924	103,118
Praxair Inc	1,839	265,368
Reliance Steel & Aluminum Co	3,842	329,413
Royal Gold Inc	2,244	192,692
RPM International Inc	567	27,029
Southern Copper Corp (Peru)	451	24,435
Steel Dynamics Inc	10,580	467,848
Tahoe Resources Inc (NYSE)	15,823	74,210
The Mosaic Co	18,553	450,467
United States Steel Corp	9,445	332,370
Valvoline Inc	11,092	245,466
Versum Materials Inc	5,288	198,987
Westlake Chemical Corp	916	101,813

		16,633,721

Communications - 7.4%

ARRIS International PLC *	9,278	246,516
AT&T Inc	329,841	11,758,832
CenturyLink Inc	51,158	840,526
Charter Communications Inc ‘A’ *	3,094	962,915
Cisco Systems Inc	265,729	11,397,117
Comcast Corp ‘A’	18,503	632,247
CommScope Holding Co Inc *	4,862	194,334
Discovery Communications Inc ‘A’ *	8,103	173,647
Discovery Communications Inc ‘C’ *	12,902	251,847
DISH Network Corp ‘A’ *	2,647	100,295
eBay Inc *	50,726	2,041,214
EchoStar Corp ‘A’ *	2,616	138,046
FireEye Inc *	9,973	168,843
GCI Liberty Inc ‘A’ *	4,309	227,774
John Wiley & Sons Inc ‘A’	2,329	148,357
Juniper Networks Inc	19,888	483,875
Liberty Broadband Corp ‘A’ *	1,371	116,261
Liberty Broadband Corp ‘C’ *	5,559	476,351
Liberty Expedia Holdings Inc ‘A’ *	2,268	89,087
Liberty Media Corp-Liberty Formula One ‘A’ *	1,272	37,257
Liberty Media Corp-Liberty Formula One ‘C’ *	10,092	311,338
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,756	195,471
Liberty Media Corp-Liberty SiriusXM ‘C’ *	9,426	385,052
LogMeIn Inc	998	115,319
Motorola Solutions Inc	7,896	831,449
News Corp ‘A’	20,037	316,584
News Corp ‘B’	6,376	102,654
Sirius XM Holdings Inc	3,947	24,629
Sprint Corp *	34,001	165,925

	Shares	Value
Switch Inc ‘A’	858	$13,651
T-Mobile US Inc *	6,200	378,448
TEGNA Inc	11,500	130,985
Telephone & Data Systems Inc	5,015	140,570
The Interpublic Group of Cos Inc	3,122	71,900
The Walt Disney Co	25,559	2,567,146
Time Warner Inc	41,542	3,929,042
Tribune Media Co ‘A’	4,370	177,029
TripAdvisor Inc *	2,998	122,588
Twenty-First Century Fox Inc ‘A’	53,004	1,944,717
Twenty-First Century Fox Inc ‘B’	22,281	810,360
Twitter Inc *	34,086	988,835
United States Cellular Corp *	805	32,353
Verizon Communications Inc	109,585	5,240,355
Viacom Inc ‘A’	516	20,434
Viacom Inc ‘B’	18,749	582,344
Zillow Group Inc ‘A’ *	878	47,412
Zillow Group Inc ‘C’ *	1,779	95,710

		50,227,641

Consumer, Cyclical - 6.4%

Adient PLC	5,006	299,159
Advance Auto Parts Inc	2,810	333,126
Alaska Air Group Inc	1,143	70,820
American Airlines Group Inc	13,342	693,250
Aramark	7,467	295,395
AutoNation Inc *	3,055	142,913
AutoZone Inc *	210	136,225
Bed Bath & Beyond Inc	7,450	156,376
Best Buy Co Inc	13,442	940,806
BorgWarner Inc	10,083	506,469
Brunswick Corp	883	52,441
Burlington Stores Inc *	1,574	209,578
Carnival Corp	21,809	1,430,234
Casey’s General Stores Inc	2,005	220,089
Cinemark Holdings Inc	5,839	219,955
Copa Holdings SA ‘A’ (Panama)	1,541	198,219
Delta Air Lines Inc	34,969	1,916,651
Dick’s Sporting Goods Inc	1,000	35,050
Dolby Laboratories Inc ‘A’	3,072	195,256
Dollar General Corp	9,036	845,318
Dollar Tree Inc *	629	59,692
DR Horton Inc	8,294	363,609
Extended Stay America Inc	4,477	88,510
Foot Locker Inc	6,145	279,843
Ford Motor Co	208,559	2,310,834
GameStop Corp ‘A’	5,366	67,719
General Motors Co	70,259	2,553,212
Genuine Parts Co	4,826	433,568
Harley-Davidson Inc	2,442	104,713
Hasbro Inc	1,420	119,706
Hilton Worldwide Holdings Inc	1,338	105,381
Hyatt Hotels Corp ‘A’	2,461	187,676
International Game Technology PLC	5,737	153,350
JetBlue Airways Corp *	17,220	349,910
Kohl’s Corp	8,986	588,673
L Brands Inc	10,838	414,120
Lear Corp	626	116,492
Leggett & Platt Inc	1,331	59,043
Lennar Corp ‘A’	13,692	807,006
Lennar Corp ‘B’	978	46,641
Liberty Interactive Corp QVC Group ‘A’ *	9,178	231,010
Lions Gate Entertainment Corp ‘A’	876	22,627
Lions Gate Entertainment Corp ‘B’	1,814	43,681
LKQ Corp *	14,003	531,414
Macy’s Inc	16,286	484,346
Mattel Inc	15,085	198,368
MGM Resorts International	24,922	872,768
Michael Kors Holdings Ltd *	7,117	441,823
Mohawk Industries Inc *	3,093	718,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
MSC Industrial Direct Co Inc ‘A’	1,359	$124,634
Newell Brands Inc	26,074	664,366
Norwegian Cruise Line Holdings Ltd *	10,711	567,362
Nu Skin Enterprises Inc ‘A’	2,038	150,221
PACCAR Inc	18,362	1,215,014
Penske Automotive Group Inc	2,022	89,635
PulteGroup Inc	10,312	304,101
PVH Corp	4,109	622,226
Ralph Lauren Corp	2,957	330,593
Rite Aid Corp *	28,913	48,574
Royal Caribbean Cruises Ltd	9,190	1,082,031
Sally Beauty Holdings Inc *	4,625	76,081
Signet Jewelers Ltd (NYSE)	3,238	124,728
Skechers U.S.A. Inc ‘A’ *	3,835	149,143
Spirit Airlines Inc *	3,572	134,950
Tapestry Inc	12,772	671,935
Target Corp	29,168	2,025,134
Tempur Sealy International Inc *	1,467	66,440
The Gap Inc	12,192	380,390
The Goodyear Tire & Rubber Co	13,367	355,295
The Madison Square Garden Co ‘A’ *	919	225,890
The Michaels Cos Inc *	1,083	21,346
The Scotts Miracle-Gro Co	227	19,465
Tiffany & Co	5,793	565,744
Toll Brothers Inc	4,309	186,364
Under Armour Inc ‘A’ *	2,563	41,905
Under Armour Inc ‘C’ *	2,601	37,324
United Continental Holdings Inc *	14,399	1,000,299
Urban Outfitters Inc *	4,428	163,659
VF Corp	4,518	334,874
Walgreens Boots Alliance Inc	37,421	2,449,953
Walmart Inc	76,974	6,848,377
WESCO International Inc *	2,614	162,199
Whirlpool Corp	3,423	524,096
Williams-Sonoma Inc	3,584	189,092
World Fuel Services Corp	3,633	89,190
WW Grainger Inc	157	44,316
Yum China Holdings Inc (China)	2,584	107,236

		43,845,503

Consumer, Non-Cyclical - 19.4%

Abbott Laboratories	90,653	5,431,928
Acadia Healthcare Co Inc *	4,040	158,287
Aetna Inc	11,551	1,952,119
Agios Pharmaceuticals Inc *	160	13,085
Akorn Inc *	235	4,397
Alexion Pharmaceuticals Inc *	2,252	251,008
Allergan PLC	17,969	3,024,003
Alnylam Pharmaceuticals Inc *	624	74,318
AMERCO	258	89,036
Amgen Inc	27,510	4,689,905
Anthem Inc	13,773	3,025,928
Archer-Daniels-Midland Co	29,511	1,279,892
Avery Dennison Corp	314	33,363
Baxter International Inc	24,214	1,574,879
Bio-Rad Laboratories Inc ‘A’ *	1,122	280,590
Biogen Inc *	695	190,305
Booz Allen Hamilton Holding Corp	373	14,443
Bristol-Myers Squibb Co	44,764	2,831,323
Brookdale Senior Living Inc *	9,656	64,792
Brown-Forman Corp ‘A’	190	10,133
Brown-Forman Corp ‘B’	788	42,867
Bruker Corp	3,424	102,446
Bunge Ltd	7,451	550,927
Campbell Soup Co	3,167	137,163
Cardinal Health Inc	16,929	1,061,110
Centene Corp *	7,960	850,685
Cigna Corp	1,587	266,203
Colgate-Palmolive Co	38,818	2,782,474
Conagra Brands Inc	20,427	753,348

	Shares	Value
CoreLogic Inc *	1,899	$85,892
Coty Inc ‘A’	24,807	453,968
CVS Health Corp	54,573	3,394,986
Danaher Corp	32,840	3,215,364
DaVita Inc *	7,814	515,255
DENTSPLY SIRONA Inc	12,030	605,229
Edgewell Personal Care Co *	2,947	143,873
Endo International PLC *	12,444	73,917
Envision Healthcare Corp *	6,405	246,144
Express Scripts Holding Co *	28,235	1,950,474
Flowers Foods Inc	9,451	206,599
General Mills Inc	8,685	391,346
Gilead Sciences Inc	19,870	1,497,999
Graham Holdings Co ‘B’	229	137,915
H&R Block Inc	9,496	241,293
HCA Healthcare Inc	14,046	1,362,462
Hill-Rom Holdings Inc	228	19,836
Hologic Inc *	6,536	244,185
Hormel Foods Corp	14,408	494,483
Humana Inc	463	124,468
IHS Markit Ltd *	8,958	432,134
Ingredion Inc	3,796	489,380
Intrexon Corp *	742	11,375
IQVIA Holdings Inc *	2,968	291,190
Johnson & Johnson	122,464	15,693,762
Kellogg Co	1,005	65,335
Kimberly-Clark Corp	2,811	309,575
Laboratory Corp of America Holdings *	5,438	879,596
Lamb Weston Holdings Inc	6,064	353,046
LifePoint Health Inc *	1,594	74,918
Macquarie Infrastructure Corp	4,349	160,609
Mallinckrodt PLC *	5,095	73,776
ManpowerGroup Inc	3,544	407,914
McKesson Corp	9,898	1,394,331
MEDNAX Inc *	4,952	275,480
Medtronic PLC	67,391	5,406,106
Merck & Co Inc	138,713	7,555,697
Molson Coors Brewing Co ‘B’	9,244	696,351
Mondelez International Inc ‘A’	77,050	3,215,296
Morningstar Inc	69	6,591
Mylan NV *	28,553	1,175,527
Nielsen Holdings PLC	19,033	605,059
OPKO Health Inc *	15,163	48,067
Patterson Cos Inc	3,845	85,474
PepsiCo Inc	9,958	1,086,916
Perrigo Co PLC	6,980	581,713
Pfizer Inc	317,137	11,255,192
Philip Morris International Inc	75,714	7,525,972
Pilgrim’s Pride Corp *	297	7,309
Pinnacle Foods Inc	6,335	342,723
Post Holdings Inc *	3,546	268,645
Premier Inc ‘A’ *	2,058	64,436
QIAGEN NV *	7,918	255,831
Quanta Services Inc *	6,023	206,890
Quest Diagnostics Inc	7,338	736,001
Sabre Corp	2,346	50,322
Seaboard Corp	13	55,445
STERIS PLC	4,465	416,852
Teleflex Inc	2,012	513,020
The Clorox Co	1,006	133,909
The Coca-Cola Co	51,877	2,253,018
The Cooper Cos Inc	586	134,083
The Hain Celestial Group Inc *	5,541	177,700
The Hershey Co	747	73,923
The JM Smucker Co	5,876	728,683
The Kraft Heinz Co	32,270	2,010,098
The Kroger Co	22,104	529,170
The Procter & Gamble Co	128,402	10,179,711
Thermo Fisher Scientific Inc	11,721	2,419,918
TreeHouse Foods Inc *	1,972	75,468

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Tyson Foods Inc ‘A’	14,916	$1,091,702
United Therapeutics Corp *	2,292	257,529
Universal Health Services Inc ‘B’	4,611	545,989
US Foods Holding Corp *	10,961	359,192
WellCare Health Plans Inc *	183	35,434
WEX Inc *	405	63,431
Zimmer Biomet Holdings Inc	10,808	1,178,504

		132,267,963

Energy - 10.2%

Anadarko Petroleum Corp	29,455	1,779,377
Andeavor	8,352	839,877
Antero Resources Corp *	6,017	119,437
Apache Corp	19,192	738,508
Baker Hughes a GE Co	22,651	629,018
Cabot Oil & Gas Corp	7,373	176,805
Centennial Resource Development Inc ‘A’ *	8,407	154,268
Cheniere Energy Inc *	3,704	197,979
Chesapeake Energy Corp *	43,383	131,017
Chevron Corp	101,340	11,556,814
Cimarex Energy Co	328	30,668
CNX Resources Corp *	11,965	184,620
Concho Resources Inc *	7,889	1,185,953
ConocoPhillips	63,153	3,744,341
CONSOL Energy Inc *	1,495	43,310
Continental Resources Inc *	2,528	149,026
Devon Energy Corp	25,943	824,728
Diamondback Energy Inc *	4,038	510,888
Energen Corp *	5,136	322,849
EOG Resources Inc	28,070	2,954,929
EQT Corp	11,265	535,200
Extraction Oil & Gas Inc *	6,188	70,914
Exxon Mobil Corp	227,314	16,959,898
First Solar Inc *	4,364	309,757
Gulfport Energy Corp *	7,380	71,217
Halliburton Co	14,944	701,471
Helmerich & Payne Inc	5,714	380,324
Hess Corp	15,055	762,084
HollyFrontier Corp	9,504	464,365
Kinder Morgan Inc	101,875	1,534,238
Kosmos Energy Ltd * (Ghana)	12,247	77,156
Marathon Oil Corp	45,059	726,802
Marathon Petroleum Corp	25,909	1,894,207
Murphy Oil Corp	8,746	225,997
Murphy USA Inc *	1,773	129,074
Nabors Industries Ltd	16,996	118,802
National Oilwell Varco Inc	20,259	745,734
Noble Energy Inc	25,596	775,559
Occidental Petroleum Corp	40,896	2,656,604
Oceaneering International Inc	5,176	95,963
Parsley Energy Inc ‘A’ *	4,052	117,468
Patterson-UTI Energy Inc	11,337	198,511
PBF Energy Inc ‘A’	5,827	197,535
Phillips 66	22,725	2,179,782
Pioneer Natural Resources Co	9,085	1,560,621
QEP Resources Inc *	12,797	125,283
Range Resources Corp	12,590	183,059
RPC Inc	239	4,309
RSP Permian Inc *	3,358	157,423
Schlumberger Ltd	74,533	4,828,248
SM Energy Co	5,935	107,008
Southwestern Energy Co *	31,359	135,784
Targa Resources Corp	11,266	495,704
The Williams Cos Inc	37,833	940,528
Transocean Ltd *	22,938	227,086
Valero Energy Corp	23,425	2,173,137
Weatherford International PLC *	45,404	103,975
Whiting Petroleum Corp *	4,628	156,612
WPX Energy Inc *	21,657	320,090

		69,721,941

	Shares	Value
Financial - 30.1%

Affiliated Managers Group Inc	2,967	$562,484
Aflac Inc	40,836	1,786,983
AGNC Investment Corp REIT	21,239	401,842
Air Lease Corp	4,962	211,480
Alexandria Real Estate Equities Inc REIT	5,354	668,661
Alleghany Corp	724	444,855
Ally Financial Inc	23,527	638,758
American Campus Communities Inc REIT	7,221	278,875
American Express Co	38,629	3,603,313
American Financial Group Inc	3,750	420,825
American Homes 4 Rent ‘A’ REIT	12,711	255,237
American International Group Inc	42,302	2,302,075
American National Insurance Co	412	48,188
Ameriprise Financial Inc	784	115,985
Annaly Capital Management Inc REIT	61,369	640,079
Apartment Investment & Management Co ‘A’ REIT	8,253	336,310
Apple Hospitality REIT Inc	11,476	201,633
Arch Capital Group Ltd *	5,726	490,088
Arthur J Gallagher & Co	2,999	206,121
Aspen Insurance Holdings Ltd (Bermuda)	2,101	94,230
Associated Banc-Corp	9,047	224,818
Assurant Inc	2,240	204,758
Assured Guaranty Ltd	6,179	223,680
Athene Holding Ltd ‘A’ *	6,298	301,107
AvalonBay Communities Inc REIT	7,371	1,212,235
Axis Capital Holdings Ltd	4,286	246,745
Bank of America Corp	512,716	15,376,353
Bank of Hawaii Corp	2,289	190,216
Bank of the Ozarks	3,524	170,103
BankUnited Inc	5,620	224,688
BB&T Corp	42,136	2,192,757
Berkshire Hathaway Inc ‘B’ *	103,139	20,574,168
BGC Partners Inc ‘A’	9,582	128,878
BlackRock Inc	6,663	3,609,480
BOK Financial Corp	1,353	133,933
Boston Properties Inc REIT	7,011	863,895
Brandywine Realty Trust REIT	9,040	143,555
Brighthouse Financial Inc *	4,520	232,328
Brixmor Property Group Inc REIT	16,357	249,444
Brown & Brown Inc	12,756	324,513
Camden Property Trust REIT	4,859	409,031
Capital One Financial Corp	24,118	2,310,987
CBRE Group Inc ‘A’ *	8,842	417,519
Chimera Investment Corp REIT	10,167	177,007
Chubb Ltd	24,927	3,409,266
Cincinnati Financial Corp	8,241	611,977
CIT Group Inc	6,924	356,586
Citigroup Inc	137,859	9,305,482
Citizens Financial Group Inc	26,361	1,106,635
CME Group Inc ‘A’	18,155	2,936,390
CNA Financial Corp	1,486	73,334
Colony NorthStar Inc ‘A’ REIT	28,671	161,131
Columbia Property Trust Inc REIT	6,490	132,785
Comerica Inc	9,276	889,847
Commerce Bancshares Inc	5,146	308,297
CoreCivic Inc REIT	6,181	120,653
Corporate Office Properties Trust REIT	5,365	138,578
Credit Acceptance Corp *	55	18,173
CubeSmart REIT	2,981	84,064
Cullen/Frost Bankers Inc	3,072	325,847
CyrusOne Inc REIT	660	33,799
DCT Industrial Trust Inc REIT	4,960	279,446
DDR Corp REIT	16,247	119,091
Digital Realty Trust Inc REIT	2,646	278,835
Discover Financial Services	19,396	1,395,154
Douglas Emmett Inc REIT	1,626	59,772
Duke Realty Corp REIT	18,934	501,372

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
E *TRADE Financial Corp *	14,367	$796,075
East West Bancorp Inc	7,239	452,727
Empire State Realty Trust Inc ‘A’ REIT	6,548	109,941
EPR Properties REIT	3,326	184,260
Equity Commonwealth REIT *	6,441	197,545
Equity Residential REIT	18,980	1,169,548
Erie Indemnity Co ‘A’	350	41,174
Essex Property Trust Inc REIT	3,502	842,861
Everest Re Group Ltd	2,177	559,097
Extra Space Storage Inc REIT	952	83,167
Federal Realty Investment Trust REIT	2,390	277,503
Federated Investors Inc ‘B’	3,409	113,861
Fifth Third Bancorp	37,185	1,180,624
First American Financial Corp	5,749	337,351
First Hawaiian Inc	2,733	76,059
First Horizon National Corp	15,443	290,792
First Republic Bank	1,652	152,992
FNB Corp	17,174	230,990
FNF Group	13,912	556,758
Forest City Realty Trust Inc ‘A’ REIT	13,492	273,348
Franklin Resources Inc	17,840	618,691
Gaming & Leisure Properties Inc REIT	7,267	243,226
GGP Inc REIT	32,894	673,011
HCP Inc REIT	25,099	583,050
Healthcare Trust of America Inc ‘A’ REIT	10,691	282,777
Highwoods Properties Inc REIT	5,501	241,054
Hospitality Properties Trust REIT	7,373	186,832
Host Hotels & Resorts Inc REIT	38,903	725,152
Hudson Pacific Properties Inc REIT	7,745	251,945
Huntington Bancshares Inc	57,220	864,022
Interactive Brokers Group Inc ‘A’	3,747	251,948
Intercontinental Exchange Inc	16,111	1,168,370
Invesco Ltd	18,240	583,862
Invitation Homes Inc REIT	15,541	354,801
Iron Mountain Inc REIT	1,702	55,928
JBG SMITH Properties REIT	4,427	149,234
Jones Lang LaSalle Inc	2,375	414,770
JPMorgan Chase & Co	185,173	20,363,475
KeyCorp	57,163	1,117,537
Kilroy Realty Corp REIT	5,169	366,792
Kimco Realty Corp REIT	22,105	318,312
Lamar Advertising Co ‘A’ REIT	452	28,774
Lazard Ltd ‘A’	617	32,430
Legg Mason Inc	3,400	138,210
Leucadia National Corp	13,255	301,286
Liberty Property Trust REIT	7,742	307,590
Life Storage Inc REIT	2,517	210,220
Lincoln National Corp	11,748	858,309
Loews Corp	14,814	736,700
M&T Bank Corp	7,570	1,395,605
Markel Corp *	729	853,112
Medical Properties Trust Inc REIT	20,022	260,286
Mercury General Corp	1,403	64,356
MetLife Inc	48,399	2,221,030
MFA Financial Inc REIT	21,369	160,909
Mid-America Apartment Communities Inc REIT	6,100	556,564
Morgan Stanley	68,385	3,690,055
Nasdaq Inc	6,110	526,804
National Retail Properties Inc REIT	8,184	321,304
Navient Corp	14,549	190,883
New Residential Investment Corp REIT	17,749	291,971
New York Community Bancorp Inc	25,146	327,652
Northern Trust Corp	11,188	1,153,818
Old Republic International Corp	12,745	273,380
Omega Healthcare Investors Inc REIT	10,401	281,243
OneMain Holdings Inc *	3,786	113,353
Outfront Media Inc REIT	6,298	118,025
PacWest Bancorp	6,967	345,076
Paramount Group Inc REIT	11,004	156,697

	Shares	Value
Park Hotels & Resorts Inc REIT	9,538	$257,717
People’s United Financial Inc	18,366	342,710
Piedmont Office Realty Trust Inc ‘A’ REIT	7,638	134,352
Pinnacle Financial Partners Inc	2,780	178,476
Popular Inc	5,422	225,664
Principal Financial Group Inc	14,176	863,460
ProAssurance Corp	2,904	140,989
Prologis Inc REIT	28,280	1,781,357
Prosperity Bancshares Inc	3,547	257,619
Prudential Financial Inc	22,714	2,352,035
Raymond James Financial Inc	5,151	460,551
Rayonier Inc REIT	7,140	251,185
Realogy Holdings Corp	6,997	190,878
Realty Income Corp REIT	15,271	789,969
Regency Centers Corp REIT	8,030	473,609
Regions Financial Corp	60,721	1,128,196
Reinsurance Group of America Inc	3,408	524,832
RenaissanceRe Holdings Ltd (Bermuda)	2,048	283,668
Retail Properties of America Inc ‘A’ REIT	12,823	149,516
Santander Consumer USA Holdings Inc	7,600	123,880
Senior Housing Properties Trust REIT	10,410	163,021
Signature Bank *	1,174	166,649
Simon Property Group Inc REIT	1,614	249,121
SL Green Realty Corp REIT	4,838	468,464
SLM Corp *	22,472	251,911
Spirit Realty Capital Inc REIT	23,778	184,517
Starwood Property Trust Inc REIT	13,635	285,653
State Street Corp	18,762	1,871,134
STORE Capital Corp REIT	9,108	226,061
Sun Communities Inc REIT	4,118	376,262
SunTrust Banks Inc	25,401	1,728,284
SVB Financial Group *	735	176,407
Synchrony Financial	41,356	1,386,667
Synovus Financial Corp	6,246	311,925
T Rowe Price Group Inc	10,595	1,143,942
Tanger Factory Outlet Centers Inc REIT	4,490	98,780
Taubman Centers Inc REIT	1,545	87,926
TCF Financial Corp	8,267	188,570
TD Ameritrade Holding Corp	1,726	102,231
TFS Financial Corp	2,998	44,041
The Allstate Corp	13,736	1,302,173
The Bank of New York Mellon Corp	52,651	2,713,106
The Charles Schwab Corp	13,002	678,964
The Goldman Sachs Group Inc	18,852	4,748,065
The Hanover Insurance Group Inc	2,283	269,143
The Hartford Financial Services Group Inc	18,979	977,798
The Howard Hughes Corp *	1,955	271,999
The Macerich Co REIT	7,379	413,372
The PNC Financial Services Group Inc	25,496	3,856,015
The Travelers Cos Inc	14,529	2,017,497
Torchmark Corp	6,155	518,066
Two Harbors Investment Corp REIT	9,089	139,698
UDR Inc REIT	14,143	503,774
Uniti Group Inc REIT *	8,513	138,336
Unum Group	12,016	572,082
US Bancorp	83,534	4,218,467
Validus Holdings Ltd	4,055	273,510
Ventas Inc REIT	18,875	934,879
VEREIT Inc REIT	51,313	357,138
VICI Properties Inc REIT	11,896	217,935
Vornado Realty Trust REIT	9,191	618,554
Voya Financial Inc	9,026	455,813
Webster Financial Corp	4,975	275,615
Weingarten Realty Investors REIT	6,584	184,879
Wells Fargo & Co	237,294	12,436,579
Welltower Inc REIT	19,850	1,080,436
Western Alliance Bancorp *	2,267	131,735
Weyerhaeuser Co REIT	39,953	1,398,355
White Mountains Insurance Group Ltd	200	164,504
Willis Towers Watson PLC	6,620	1,007,498

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
WP Carey Inc REIT	5,672	$351,607
WR Berkley Corp	5,157	374,914
XL Group Ltd (Bermuda)	9,269	512,205
Zions Bancorp	10,633	560,678

		205,251,456

Industrial - 7.7%

Acuity Brands Inc	712	99,103
ADT Inc	1,962	15,559
AECOM *	8,414	299,791
AGCO Corp	3,618	234,627
Agilent Technologies Inc	13,005	870,034
AMETEK Inc	10,114	768,361
AptarGroup Inc	2,501	224,665
Arconic Inc	22,858	526,648
Ardagh Group SA (Luxembourg)	447	8,350
Arrow Electronics Inc *	4,717	363,303
Avnet Inc	6,394	267,013
Ball Corp	8,282	328,878
Bemis Co Inc	4,704	204,718
Carlisle Cos Inc	3,261	340,481
Caterpillar Inc	2,859	421,359
Clean Harbors Inc *	797	38,902
Colfax Corp *	4,548	145,081
Corning Inc	43,297	1,207,120
Crane Co	2,599	241,031
Crown Holdings Inc *	2,046	103,835
CSX Corp	4,628	257,826
Cummins Inc	5,723	927,641
Donaldson Co Inc	513	23,111
Dover Corp	7,363	723,194
Eaton Corp PLC	23,573	1,883,718
Emerson Electric Co	29,092	1,986,984
Expeditors International of Washington Inc	2,828	179,012
FLIR Systems Inc	3,558	177,936
Flowserve Corp	7,027	304,480
Fluor Corp	7,384	422,512
Fortive Corp	1,502	116,435
Fortune Brands Home & Security Inc	545	32,095
Garmin Ltd	6,490	382,456
Gates Industrial Corp PLC *	497	8,702
General Dynamics Corp	8,094	1,787,965
General Electric Co	384,928	5,188,829
Genesee & Wyoming Inc ‘A’ *	3,262	230,917
Gentex Corp	5,300	122,006
Graphic Packaging Holding Co	4,973	76,336
Harris Corp	4,729	762,693
Hexcel Corp	1,551	100,179
Honeywell International Inc	16,748	2,420,253
Hubbell Inc	1,033	125,799
Huntington Ingalls Industries Inc	402	103,620
IDEX Corp	275	39,190
Ingersoll-Rand PLC	6,642	567,957
ITT Inc	4,826	236,377
Jabil Inc	9,158	263,109
Jacobs Engineering Group Inc	6,622	391,691
Johnson Controls International PLC	49,488	1,743,957
Kansas City Southern	5,494	603,516
Keysight Technologies Inc *	10,014	524,633
Kirby Corp *	2,830	217,769
L3 Technologies Inc	4,153	863,824
Lennox International Inc	153	31,269
Lockheed Martin Corp	1,334	450,799
Martin Marietta Materials Inc	317	65,714
Masco Corp	5,770	233,339
National Instruments Corp	1,151	58,206
Norfolk Southern Corp	15,197	2,063,449
Old Dominion Freight Line Inc	1,237	181,802
Orbital ATK Inc	3,069	406,980
Oshkosh Corp	4,016	310,316

	Shares	Value
Owens Corning	5,952	$478,541
Owens-Illinois Inc *	1,812	39,248
Parker-Hannifin Corp	920	157,348
Pentair PLC (United Kingdom)	8,827	601,384
PerkinElmer Inc	4,736	358,610
Raytheon Co	9,796	2,114,173
Regal Beloit Corp	2,413	176,994
Republic Services Inc	12,212	808,801
Roper Technologies Inc	280	78,593
Ryder System Inc	2,818	205,122
Sealed Air Corp	4,617	197,561
Sensata Technologies Holding PLC *	4,551	235,878
Snap-on Inc	2,635	388,768
Sonoco Products Co	5,328	258,408
Spirit AeroSystems Holdings Inc ‘A’	6,196	518,605
Stanley Black & Decker Inc	7,318	1,121,118
Stericycle Inc *	4,427	259,112
Teledyne Technologies Inc *	1,875	350,944
Terex Corp	4,340	162,359
Textron Inc	14,103	831,654
The Timken Co	3,692	168,355
Trimble Inc *	2,762	99,101
Trinity Industries Inc	8,057	262,900
Union Pacific Corp	3,938	529,385
United Technologies Corp	39,999	5,032,674
USG Corp *	4,582	185,204
Valmont Industries Inc	1,139	166,636
Vulcan Materials Co	480	54,802
Wabtec Corp	3,173	258,282
Waste Management Inc	4,096	344,556
WestRock Co	13,533	868,413
XPO Logistics Inc *	1,708	173,891
Xylem Inc	4,605	354,217

		52,149,092

Technology - 5.8%

Akamai Technologies Inc *	8,751	621,146
Amdocs Ltd	7,734	516,013
Autodesk Inc *	2,027	254,551
CA Inc	16,798	569,452
Conduent Inc *	10,141	189,028
Cypress Semiconductor Corp	16,397	278,093
DST Systems Inc	2,828	236,562
Fidelity National Information Services Inc	7,561	728,124
Guidewire Software Inc *	2,525	204,096
Hewlett Packard Enterprise Co	83,943	1,472,360
HP Inc	88,207	1,933,498
Intel Corp	252,716	13,161,449
International Business Machines Corp	14,228	2,183,002
Leidos Holdings Inc	7,564	494,686
Marvell Technology Group Ltd (Bermuda)	21,325	447,825
Micron Technology Inc *	14,272	744,142
Microsemi Corp *	1,121	72,551
NetApp Inc	2,028	125,107
Nuance Communications Inc *	15,540	244,755
NXP Semiconductors NV * (Netherlands)	7,874	921,258
ON Semiconductor Corp *	1,202	29,401
Oracle Corp	143,676	6,573,177
Pitney Bowes Inc	9,581	104,337
Qorvo Inc *	3,293	231,992
QUALCOMM Inc	79,227	4,389,968
SS&C Technologies Holdings Inc	708	37,977
Synopsys Inc *	7,410	616,808
Teradata Corp *	6,464	256,427
Teradyne Inc	685	31,311
The Dun & Bradstreet Corp	1,196	139,932
Western Digital Corp	13,586	1,253,580
Xerox Corp	12,251	352,584
Xilinx Inc	692	49,990
Zynga Inc ‘A’ *	39,737	145,438

		39,610,620

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Utilities - 5.6%

AES Corp	35,184	$400,042
Alliant Energy Corp	12,225	499,514
Ameren Corp	12,913	731,263
American Electric Power Co Inc	26,391	1,810,159
American Water Works Co Inc	9,512	781,221
Aqua America Inc	9,403	320,266
Atmos Energy Corp	5,810	489,434
Avangrid Inc	2,976	152,133
CenterPoint Energy Inc	22,950	628,830
CMS Energy Corp	14,875	673,689
Consolidated Edison Inc	16,636	1,296,610
Dominion Energy Inc	34,327	2,314,670
DTE Energy Co	9,643	1,006,729
Duke Energy Corp	37,514	2,906,210
Edison International	17,006	1,082,602
Entergy Corp	9,643	759,676
Eversource Energy	16,880	994,570
Exelon Corp	51,405	2,005,309
FirstEnergy Corp	23,639	803,962
Great Plains Energy Inc	11,404	362,533
Hawaiian Electric Industries Inc	5,793	199,163
MDU Resources Group Inc	10,276	289,372
National Fuel Gas Co	4,431	227,975
NextEra Energy Inc	25,069	4,094,520
NiSource Inc	18,391	439,729
NRG Energy Inc	12,908	394,081
OGE Energy Corp	10,546	345,592
PG&E Corp	27,401	1,203,726
Pinnacle West Capital Corp	5,933	473,453
PPL Corp	36,680	1,037,677
Public Service Enterprise Group Inc	27,075	1,360,248
SCANA Corp	6,906	259,320
Sempra Energy	13,472	1,498,356
The Southern Co	53,297	2,380,244
UGI Corp	9,245	410,663
Vectren Corp	4,372	279,458
Vistra Energy Corp *	13,158	274,081
WEC Energy Group Inc	16,912	1,060,382
Westar Energy Inc	7,496	394,215
Xcel Energy Inc	27,203	1,237,192

		37,878,869

Total Common Stocks (Cost $543,872,305)		647,586,806

	Shares	Value

EXCHANGE-TRADED FUND - 4.0%

iShares Russell 1000 Value	226,009	$27,112,040

Total Exchange-Traded Fund (Cost $26,988,678)		27,112,040

	Principal Amount
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $5,924,614; collateralized by U.S. Treasury Notes: 2.000% due 11/15/21 and value $6,047,393)	$5,924,430	5,924,430

Total Short-Term Investment (Cost $5,924,430)		5,924,430

TOTAL INVESTMENTS - 99.9% (Cost $576,785,413)		680,623,276

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(95,633)

OTHER ASSETS & LIABILITIES, NET - 0.1%		746,050

NET ASSETS - 100.0%		$681,273,693

Notes to Schedule of Investments

(a)	As of March 31, 2018, $275,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/18	30	$4,050,746	$3,964,500	($86,246)
S&P MidCap 400 E-Mini Index	06/18	13	2,457,417	2,448,030	(9,387)

Total Futures Contracts					($95,633)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$647,586,806	$647,586,806	$-	$-
	Exchange-Traded Fund	27,112,040	27,112,040	-	-
	Short-Term Investment	5,924,430	-	5,924,430	-

	Total Assets	680,623,276	674,698,846	5,924,430	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(95,633)	(95,633)	-	-

	Total Liabilities	(95,633)	(95,633)	-	-

	Total	$680,527,643	$674,603,213	$5,924,430	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * Ω ±	18,662	$42,736

Total Rights (Cost $20,715)		42,736

COMMON STOCKS - 95.5%

Basic Materials - 2.8%

A Schulman Inc	936	40,248
AdvanSix Inc *	852	29,633
Balchem Corp	1,037	84,775
Century Aluminum Co *	107	1,770
Codexis Inc *	1,203	13,233
Coeur Mining Inc *	1,056	8,448
Compass Minerals International Inc	1,019	61,446
CSW Industrials Inc *	222	10,001
Fairmount Santrol Holdings Inc *	4,450	18,912
Ferro Corp *	2,746	63,762
Hawkins Inc	68	2,390
HB Fuller Co	1,239	61,615
Ingevity Corp *	1,406	103,608
Klondex Mines Ltd * (Canada)	1,846	4,338
KMG Chemicals Inc	430	25,778
Koppers Holdings Inc *	660	27,126
Kraton Corp *	228	10,878
Kronos Worldwide Inc	721	16,295
Landec Corp *	231	3,015
Minerals Technologies Inc	643	43,049
Neenah Inc	449	35,202
OMNOVA Solutions Inc *	1,021	10,721
PolyOne Corp	2,647	112,550
PQ Group Holdings Inc *	348	4,862
Quaker Chemical Corp	425	62,955
Rayonier Advanced Materials Inc	1,018	21,856
Schweitzer-Mauduit International Inc	209	8,182
Sensient Technologies Corp	1,434	101,212
Shiloh Industries Inc *	330	2,871
Smart Sand Inc *	706	4,109
Stepan Co	416	34,603
United States Lime & Minerals Inc	1	73
Uranium Energy Corp *	4,635	6,072
US Silica Holdings Inc	1,627	41,521
Valhi Inc	130	788
Verso Corp ‘A’ *	91	1,532

		1,079,429

Communications - 8.3%

1-800-Flowers.com Inc ‘A’ *	290	3,422
8x8 Inc *	2,931	54,663
A10 Networks Inc *	1,788	10,406
Acacia Communications Inc *	557	21,422
Aerohive Networks Inc *	1,144	4,622
Blucora Inc *	330	8,118
Boingo Wireless Inc *	1,245	30,839
CalAmp Corp *	1,121	25,648
Carvana Co *	43	986
Casa Systems Inc *	108	3,169
ChannelAdvisor Corp *	865	7,872
Chegg Inc *	3,191	65,926
Ciena Corp *	4,726	122,403
Clearfield Inc *	418	5,392
Cogent Communications Holdings Inc	1,379	59,849
Consolidated Communications Holdings Inc	1,087	11,914
Corindus Vascular Robotics Inc *	3,637	4,983

	Shares	Value
Endurance International Group Holdings Inc *	1,765	$13,061
Entercom Communications Corp ‘A’	3,192	30,803
Entravision Communications Corp ‘A’	2,374	11,158
ePlus Inc *	425	33,022
Etsy Inc *	3,981	111,707
Extreme Networks Inc *	3,744	41,446
Finisar Corp *	1,717	27,146
Global Eagle Entertainment Inc *	321	472
Globalstar Inc *	13,243	9,105
Gogo Inc *	1,802	15,551
Gray Television Inc *	1,686	21,412
Groupon Inc *	11,137	48,335
GrubHub Inc *	2,831	287,262
GTT Communications Inc *	1,020	57,834
HC2 Holdings Inc *	1,492	7,848
HealthStream Inc	819	20,336
Hemisphere Media Group Inc *	26	293
Houghton Mifflin Harcourt Co *	2,251	15,644
IDT Corp ‘B’ *	391	2,452
Imperva Inc *	1,107	47,933
InterDigital Inc	1,136	83,610
Internap Corp *	723	7,953
Liberty Media Corp-Liberty Braves ‘A’ *	361	8,206
Liberty Media Corp-Liberty Braves ‘C’ *	1,118	25,513
Limelight Networks Inc *	1,450	5,960
Loral Space & Communications Inc *	410	17,076
MDC Partners Inc ‘A’ *	644	4,637
Nexstar Media Group Inc ‘A’	1,438	95,627
NIC Inc	2,091	27,810
Oclaro Inc *	4,804	45,926
Okta Inc *	637	25,384
Ooma Inc *	630	6,867
ORBCOMM Inc *	2,023	18,956
Overstock.com Inc *	298	10,802
Perficient Inc *	72	1,650
Plantronics Inc	1,078	65,079
Proofpoint Inc *	1,433	162,860
Q2 Holdings Inc *	1,042	47,463
Quantenna Communications Inc *	788	10,796
Quotient Technology Inc *	2,466	32,305
Rapid7 Inc *	890	22,757
RigNet Inc *	486	6,610
RingCentral Inc ‘A’ *	2,141	135,953
Shenandoah Telecommunications Co	1,530	55,080
Shutterfly Inc *	1,072	87,100
Shutterstock Inc *	608	29,275
Sinclair Broadcast Group Inc ‘A’	2,344	73,367
Stamps.com Inc *	538	108,165
TechTarget Inc *	224	4,453
Telenav Inc *	541	2,921
The Meet Group Inc *	385	805
The New York Times Co ‘A’	3,363	81,048
The Trade Desk Inc ‘A’ *	800	39,696
tronc Inc *	451	7,405
TrueCar Inc *	2,256	21,342
Tucows Inc ‘A’ *	289	16,184
Ubiquiti Networks Inc *	740	50,912
Value Line Inc	46	842
ViaSat Inc *	103	6,769
Viavi Solutions Inc *	2,785	27,070
VirnetX Holding Corp *	1,838	7,260
Vonage Holdings Corp *	6,776	72,164
Web.com Group Inc *	1,249	22,607
WideOpenWest Inc *	323	2,309
World Wrestling Entertainment Inc ‘A’	1,389	50,018
XO Group Inc *	659	13,674
Yelp Inc *	2,631	109,844
Yext Inc *	845	10,689

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Zendesk Inc *	3,278	$156,918
Zix Corp *	1,957	8,356

		3,180,527

Consumer, Cyclical - 11.4%

Allegiant Travel Co	417	71,953
America’s Car-Mart Inc *	85	4,288
Americold Realty Trust REIT	580	11,066
Asbury Automotive Group Inc *	601	40,568
At Home Group Inc *	303	9,708
Beacon Roofing Supply Inc *	1,670	88,627
Big Lots Inc	1,400	60,942
BJ’s Restaurants Inc	657	29,499
Bloomin’ Brands Inc	2,985	72,476
Blue Bird Corp *	217	5,143
Bluegreen Vacations Corp	127	2,689
BMC Stock Holdings Inc *	121	2,366
Bojangles’ Inc *	625	8,656
Boyd Gaming Corp	2,473	78,790
Brinker International Inc	1,163	41,984
Caesars Entertainment Corp *	277	3,116
Camping World Holdings Inc ‘A’	1,037	33,443
Castle Brands Inc *	3,221	3,994
Cavco Industries Inc *	282	48,997
Century Communities Inc *	55	1,647
Churchill Downs Inc	445	108,602
Chuy’s Holdings Inc *	513	13,441
Columbia Sportswear Co	343	26,215
Commercial Vehicle Group Inc *	898	6,960
Cooper-Standard Holdings Inc *	115	14,123
Core-Mark Holding Co Inc	1,491	31,699
Cracker Barrel Old Country Store Inc	639	101,729
Crocs Inc *	1,636	26,585
Culp Inc	331	10,112
Daktronics Inc	753	6,634
Dana Inc	2,310	59,506
Dave & Buster’s Entertainment Inc *	1,332	55,598
Deckers Outdoor Corp *	72	6,482
Denny’s Corp *	1,579	24,364
Dine Brands Global Inc	341	22,363
Dorman Products Inc *	885	58,596
Douglas Dynamics Inc	727	31,515
Drive Shack Inc *	1,071	5,119
Duluth Holdings Inc ‘B’ *	342	6,406
Eldorado Resorts Inc *	1,539	50,787
Empire Resorts Inc *	70	1,208
EnviroStar Inc	131	5,142
Eros International PLC * (India)	547	5,962
Fiesta Restaurant Group Inc *	47	870
FirstCash Inc	280	22,750
Five Below Inc *	1,780	130,545
Foundation Building Materials Inc *	167	2,490
Fox Factory Holding Corp *	1,148	40,065
Francesca’s Holdings Corp *	1,299	6,235
Fred’s Inc ‘A’	173	517
Freshpet Inc *	763	12,551
Funko Inc ‘A’ *	138	1,133
Gentherm Inc *	925	31,404
GMS Inc *	1,059	32,363
Golden Entertainment Inc *	134	3,113
H&E Equipment Services Inc	1,034	39,799
Hawaiian Holdings Inc	1,511	58,476
Herman Miller Inc	1,676	53,548
HNI Corp	1,418	51,176
Hooker Furniture Corp	358	13,139
Horizon Global Corp *	888	7,317
Hovnanian Enterprises Inc ‘A’ *	1,000	1,830
Huttig Building Products Inc *	635	3,321
ILG Inc	344	10,702
IMAX Corp *	1,830	35,136

	Shares	Value
Inspired Entertainment Inc *	349	$1,920
Installed Building Products Inc *	707	42,455
Interface Inc	1,758	44,302
iRobot Corp *	886	56,872
J. Jill Inc *	511	2,259
Jack in the Box Inc	774	66,045
KB Home	598	17,013
Kimball International Inc ‘B’	1,011	17,227
Knoll Inc	1,481	29,901
La Quinta Holdings Inc *	602	11,384
La-Z-Boy Inc	671	20,096
LCI Industries	801	83,424
LGI Homes Inc *	377	26,605
Lindblad Expeditions Holdings Inc *	730	7,497
Lithia Motors Inc ‘A’	771	77,501
Lumber Liquidators Holdings Inc *	914	21,863
M/I Homes Inc *	186	5,924
Malibu Boats Inc ‘A’ *	675	22,417
Marine Products Corp	286	4,007
MarineMax Inc *	444	8,636
Marriott Vacations Worldwide Corp	626	83,383
MCBC Holdings Inc *	579	14,591
MDC Holdings Inc	574	16,026
Meritage Homes Corp *	87	3,937
Miller Industries Inc	26	650
Nathan’s Famous Inc	96	7,094
National Vision Holdings Inc *	317	10,242
Nautilus Inc *	916	12,320
Navistar International Corp *	100	3,497
Noodles & Co *	419	3,163
Ollie’s Bargain Outlet Holdings Inc *	1,567	94,490
Oxford Industries Inc	205	15,285
Papa John’s International Inc	851	48,762
Party City Holdco Inc *	74	1,154
PCM Inc *	133	1,104
Penn National Gaming Inc *	379	9,953
PetIQ Inc *	209	5,559
PetMed Express Inc	652	27,221
PICO Holdings Inc *	70	802
Pinnacle Entertainment Inc *	1,212	36,542
Planet Fitness Inc ‘A’ *	2,855	107,833
Potbelly Corp *	213	2,567
PriceSmart Inc	720	60,156
RCI Hospitality Holdings Inc	30	852
Reading International Inc ‘A’ *	152	2,531
Red Robin Gourmet Burgers Inc *	399	23,142
Red Rock Resorts Inc ‘A’	2,273	66,553
REV Group Inc	986	20,469
RH *	661	62,980
Rush Enterprises Inc ‘A’ *	456	19,375
Rush Enterprises Inc ‘B’ *	100	4,038
Ruth’s Hospitality Group Inc	960	23,472
Scientific Games Corp *	1,751	72,842
Sears Holdings Corp *	205	547
SeaWorld Entertainment Inc *	2,209	32,759
Shake Shack Inc ‘A’ *	720	29,974
SiteOne Landscape Supply Inc *	1,121	86,362
Sleep Number Corp *	1,293	45,449
Sonic Corp	678	17,106
Spartan Motors Inc	716	12,315
Sportsman’s Warehouse Holdings Inc *	1,296	5,288
Standard Motor Products Inc	434	20,645
Steelcase Inc ‘A’	2,236	30,410
Steven Madden Ltd	1,954	85,781
Superior Uniform Group Inc	309	8,117
Systemax Inc	312	8,908
Tailored Brands Inc	551	13,808
Taylor Morrison Home Corp ‘A’ *	3,650	84,972
Tenneco Inc	1,670	91,633
Texas Roadhouse Inc	2,220	128,272

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
The Cheesecake Factory Inc	1,406	$67,797
The Children’s Place Inc	570	77,092
The Habit Restaurants Inc ‘A’ *	722	6,354
The Marcus Corp	487	14,780
Tile Shop Holdings Inc	1,434	8,604
TRI Pointe Group Inc *	294	4,830
Universal Electronics Inc *	459	23,891
Wabash National Corp	576	11,987
William Lyon Homes ‘A’ *	213	5,855
Wingstop Inc	957	45,199
Winmark Corp	77	10,072
Winnebago Industries Inc	906	34,066
Wolverine World Wide Inc	3,058	88,376
Zoe’s Kitchen Inc *	172	2,484

		4,391,246

Consumer, Non-Cyclical - 30.2%

Abaxis Inc	721	50,917
ABM Industries Inc	927	31,036
Accelerate Diagnostics Inc *	799	18,257
Acceleron Pharma Inc *	1,006	39,335
Accuray Inc *	2,592	12,960
Achaogen Inc *	1,065	13,792
Aclaris Therapeutics Inc *	827	14,489
Acorda Therapeutics Inc *	213	5,037
Adamas Pharmaceuticals Inc *	322	7,696
Addus HomeCare Corp *	267	12,990
Aduro Biotech Inc *	1,389	12,918
Advaxis Inc *	1,221	2,063
Aerie Pharmaceuticals Inc *	1,111	60,272
Agenus Inc *	2,288	10,776
Aileron Therapeutics Inc *	143	1,163
Aimmune Therapeutics Inc *	1,162	36,986
Akcea Therapeutics Inc *	397	10,167
Akebia Therapeutics Inc *	1,406	13,399
Alarm.com Holdings Inc *	678	25,588
Alder Biopharmaceuticals Inc *	376	4,775
Allena Pharmaceuticals Inc *	144	1,587
Almost Family Inc *	116	6,496
Amedisys Inc *	937	56,539
American Renal Associates Holdings Inc *	308	5,806
Amicus Therapeutics Inc *	6,124	92,105
AMN Healthcare Services Inc *	1,552	88,076
Amphastar Pharmaceuticals Inc *	1,161	21,769
AnaptysBio Inc *	587	61,095
Anavex Life Sciences Corp *	1,411	3,894
ANI Pharmaceuticals Inc *	251	14,613
Anika Therapeutics Inc *	381	18,943
Antares Pharma Inc *	5,124	11,273
Apellis Pharmaceuticals Inc *	292	6,456
Aratana Therapeutics Inc *	1,370	6,042
Arena Pharmaceuticals Inc *	1,400	55,300
ARMO BioSciences Inc *	180	6,734
Array BioPharma Inc *	5,750	93,840
Arsanis Inc *	123	2,815
ASGN Inc *	1,651	135,184
Assembly Biosciences Inc *	533	26,192
Asterias Biotherapeutics Inc *	1,055	1,530
Athenex Inc *	200	3,402
Athersys Inc *	3,451	6,315
AtriCure Inc *	1,034	21,218
Atrion Corp	46	29,040
Audentes Therapeutics Inc *	589	17,699
Avexis Inc *	924	114,188
Avis Budget Group Inc *	2,382	111,573
AxoGen Inc *	925	33,762
Axovant Sciences Ltd *	1,154	1,535
B&G Foods Inc	2,156	51,097
Barrett Business Services Inc	229	18,980
Bellicum Pharmaceuticals Inc *	670	4,395

	Shares	Value
BG Staffing Inc	257	$4,880
BioCryst Pharmaceuticals Inc *	2,577	12,292
Biohaven Pharmaceutical Holding Co Ltd *	919	23,673
BioScrip Inc *	513	1,262
BioSpecifics Technologies Corp *	202	8,957
BioTelemetry Inc *	1,037	32,199
Bluebird Bio Inc *	634	108,255
Blueprint Medicines Corp *	1,399	128,288
Bridgepoint Education Inc *	814	5,486
CAI International Inc *	271	5,761
Calavo Growers Inc	528	48,682
Calithera Biosciences Inc *	1,091	6,873
Calyxt Inc *	126	1,653
Cambium Learning Group Inc *	120	1,344
Cambrex Corp *	1,066	55,752
Cantel Medical Corp	1,200	133,692
Capella Education Co	354	30,922
Capital Senior Living Corp *	876	9,417
Cara Therapeutics Inc *	821	10,164
Cardiovascular Systems Inc *	1,032	22,632
Cardtronics PLC ‘A’ *	1,488	33,197
Care.com Inc *	490	7,972
Carriage Services Inc	208	5,753
Catalent Inc *	4,402	180,746
Catalyst Pharmaceuticals Inc *	3,119	7,454
Celcuity Inc *	74	1,220
Central Garden & Pet Co *	57	2,451
Central Garden & Pet Co ‘A’ *	140	5,545
Cerus Corp *	3,633	19,909
Chemed Corp	520	141,887
ChemoCentryx Inc *	881	11,982
Cimpress NV * (Netherlands)	810	125,307
Civitas Solutions Inc *	573	8,824
Clearside Biomedical Inc *	418	4,485
Clovis Oncology Inc *	1,442	76,138
Coca-Cola Bottling Co Consolidated	153	26,419
Coherus Biosciences Inc *	1,229	13,580
Collectors Universe Inc	271	4,257
Collegium Pharmaceutical Inc *	53	1,354
Conatus Pharmaceuticals Inc *	937	5,500
Concert Pharmaceuticals Inc *	273	6,252
ConforMIS Inc *	642	931
Corbus Pharmaceuticals Holdings Inc *	1,749	10,669
Corcept Therapeutics Inc *	3,001	49,366
Corium International Inc *	725	8,316
CorVel Corp *	292	14,761
CPI Card Group Inc	85	256
Craft Brew Alliance Inc *	454	8,444
Cross Country Healthcare Inc *	590	6,555
CryoLife Inc *	685	13,734
Cue Biopharma Inc *	236	3,316
Curis Inc *	4,711	3,078
Cutera Inc *	432	21,708
Cytokinetics Inc *	1,480	10,656
CytomX Therapeutics Inc *	948	26,971
Dean Foods Co	170	1,465
Deciphera Pharmaceuticals Inc *	218	4,369
Deluxe Corp	1,591	117,750
Denali Therapeutics Inc *	426	8,388
Depomed Inc *	1,749	11,526
Dermira Inc *	1,118	8,933
Dova Pharmaceuticals Inc *	165	4,475
Durect Corp *	5,118	10,953
Dynavax Technologies Corp *	170	3,375
Eagle Pharmaceuticals Inc *	248	13,067
Edge Therapeutics Inc *	708	835
Editas Medicine Inc *	866	28,708
elf Beauty Inc *	640	12,397
Emerald Expositions Events Inc	46	896
Emergent BioSolutions Inc *	527	27,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Encompass Health Corp	3,252	$185,917
Endologix Inc *	2,933	12,407
Enzo Biochem Inc *	1,495	8,193
Epizyme Inc *	1,174	20,839
Esperion Therapeutics Inc *	567	41,011
Everi Holdings Inc *	2,019	13,265
EVERTEC Inc	1,649	26,961
Evolus Inc *	135	1,219
Exact Sciences Corp *	3,869	156,037
Fate Therapeutics Inc *	424	4,138
FibroGen Inc *	2,288	105,706
Flexion Therapeutics Inc *	1,066	23,889
FONAR Corp *	195	5,811
Forrester Research Inc	317	13,140
Fortress Biotech Inc *	1,178	5,360
Foundation Medicine Inc *	474	37,327
Franklin Covey Co *	284	7,640
G1 Therapeutics Inc *	308	11,411
Genesis Healthcare Inc *	1,624	2,452
GenMark Diagnostics Inc *	1,820	9,901
Genocea Biosciences Inc *	2,464	2,587
Genomic Health Inc *	637	19,932
Geron Corp *	4,858	20,647
Glaukos Corp *	933	28,764
Global Blood Therapeutics Inc *	1,278	61,727
Globus Medical Inc ‘A’ *	2,333	116,230
Grand Canyon Education Inc *	1,553	162,941
Great Lakes Dredge & Dock Corp *	180	828
Green Dot Corp ‘A’ *	1,527	97,972
Haemonetics Corp *	1,443	105,570
Halozyme Therapeutics Inc *	3,912	76,636
Healthcare Services Group Inc	2,354	102,352
HealthEquity Inc *	1,664	100,739
Helen of Troy Ltd *	405	35,235
Herc Holdings Inc *	793	51,505
Heron Therapeutics Inc *	1,523	42,035
Heska Corp *	209	16,526
HMS Holdings Corp *	2,358	39,709
Hostess Brands Inc *	158	2,337
ICU Medical Inc *	358	90,359
Idera Pharmaceuticals Inc *	4,697	8,642
Immune Design Corp *	194	640
ImmunoGen Inc *	3,276	34,464
Immunomedics Inc *	1,275	18,628
Information Services Group Inc *	742	3,102
Innoviva Inc *	2,456	40,942
Inogen Inc *	568	69,773
Inovio Pharmaceuticals Inc *	2,902	13,668
Insmed Inc *	2,147	48,350
Insperity Inc	1,198	83,321
Insulet Corp *	1,913	165,819
Insys Therapeutics Inc *	869	5,249
Integra LifeSciences Holdings Corp *	2,104	116,435
Inter Parfums Inc	289	13,626
Intersect ENT Inc *	870	34,191
Invitae Corp *	1,519	7,124
Iovance Biotherapeutics Inc *	180	3,042
iRhythm Technologies Inc *	467	29,398
Ironwood Pharmaceuticals Inc *	4,376	67,522
J&J Snack Foods Corp	500	68,280
John B Sanfilippo & Son Inc	271	15,683
Jounce Therapeutics Inc *	516	11,533
K2M Group Holdings Inc *	1,309	24,806
Kala Pharmaceuticals Inc *	377	5,968
Karyopharm Therapeutics Inc *	274	3,677
Keryx Biopharmaceuticals Inc *	3,190	13,047
Kforce Inc	751	20,315
Kindred Biosciences Inc *	93	804
Kura Oncology Inc *	663	12,431
La Jolla Pharmaceutical Co *	555	16,528

	Shares	Value
Lancaster Colony Corp	624	$76,839
Lantheus Holdings Inc *	875	13,913
LeMaitre Vascular Inc	485	17,572
LendingTree Inc *	210	68,911
Lexicon Pharmaceuticals Inc *	1,532	13,129
LHC Group Inc *	482	29,672
Liberty Tax Inc	57	576
Lifeway Foods Inc *	176	1,054
Ligand Pharmaceuticals Inc *	671	110,822
Limoneira Co	140	3,322
Loxo Oncology Inc *	751	86,643
Luminex Corp	639	13,464
MacroGenics Inc *	345	8,680
Madrigal Pharmaceuticals Inc *	150	17,519
Magellan Health Inc *	578	61,904
Masimo Corp *	1,481	130,254
Matinas BioPharma Holdings Inc *	2,372	1,814
Matthews International Corp ‘A’	1,018	51,511
McGrath RentCorp	54	2,899
MediciNova Inc *	1,014	10,363
Medifast Inc	350	32,707
Melinta Therapeutics Inc *	83	614
Menlo Therapeutics Inc *	170	6,389
Meridian Bioscience Inc	1,164	16,529
Merit Medical Systems Inc *	1,598	72,469
Merrimack Pharmaceuticals Inc	296	2,383
Mersana Therapeutics Inc *	296	4,668
MGP Ingredients Inc	375	33,596
MiMedx Group Inc *	3,410	23,768
Minerva Neurosciences Inc *	804	5,025
Miragen Therapeutics Inc *	506	3,547
Molina Healthcare Inc *	1,515	122,988
Momenta Pharmaceuticals Inc *	658	11,943
MoneyGram International Inc *	98	845
Monro Inc	1,036	55,530
MyoKardia Inc *	584	28,499
NanoString Technologies Inc *	281	2,110
Natera Inc *	1,140	10,568
National Beverage Corp	388	34,540
National Research Corp ‘A’	309	9,038
Natural Health Trends Corp	263	5,000
Natus Medical Inc *	1,000	33,650
Nektar Therapeutics *	4,955	526,518
Neogen Corp *	1,655	110,868
NeoGenomics Inc *	1,778	14,508
Neos Therapeutics Inc *	831	6,897
Nevro Corp *	919	79,650
NewLink Genetics Corp *	1,034	7,497
Novavax Inc *	4,279	8,986
Novocure Ltd *	1,917	41,791
Nutrisystem Inc	976	26,303
NuVasive Inc *	1,666	86,982
NxStage Medical Inc *	2,124	52,803
Nymox Pharmaceutical Corp * (Canada)	435	1,840
Obalon Therapeutics Inc *	195	669
Ocular Therapeutix Inc *	1,028	6,692
Odonate Therapeutics Inc *	179	3,791
Omeros Corp *	1,457	16,275
Oncocyte Corp *	374	785
Optinose Inc *	146	2,923
OraSure Technologies Inc *	1,757	29,676
Organovo Holdings Inc *	3,742	3,854
Orthofix International NV *	120	7,054
OrthoPediatrics Corp *	126	1,898
Ovid therapeutics Inc *	438	3,097
Oxford Immunotec Global PLC *	903	11,242
Pacific Biosciences of California Inc *	4,116	8,438
Pacira Pharmaceuticals Inc *	1,298	40,433
Paratek Pharmaceuticals Inc *	949	12,337
Paylocity Holding Corp *	870	44,570

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Penumbra Inc *	966	$111,718
Performance Food Group Co *	3,348	99,938
Phibro Animal Health Corp ‘A’	611	24,257
Pieris Pharmaceuticals Inc *	1,427	9,732
Portola Pharmaceuticals Inc *	1,723	56,273
PRA Health Sciences Inc *	1,627	134,976
Prestige Brands Holdings Inc *	1,735	58,504
Primo Water Corp *	905	10,598
Progenics Pharmaceuticals Inc *	2,247	16,763
Protagonist Therapeutics Inc *	172	1,477
Prothena Corp PLC * (Ireland)	980	35,976
PTC Therapeutics Inc *	1,061	28,711
Pulse Biosciences Inc *	325	4,397
Puma Biotechnology Inc *	957	65,124
Quad/Graphics Inc	547	13,866
Quanterix Corp *	144	2,454
Quidel Corp *	933	48,339
Quotient Ltd *	602	2,835
Ra Pharmaceuticals Inc *	576	3,059
Radius Health Inc *	1,245	44,745
RadNet Inc *	1,173	16,891
Reata Pharmaceuticals Inc ‘A’ *	403	8,266
REGENXBIO Inc *	277	8,268
Reis Inc	328	7,036
Repligen Corp *	1,213	43,886
Restoration Robotics Inc *	108	673
resTORbio Inc *	173	1,657
Revance Therapeutics Inc *	873	26,888
Revlon Inc ‘A’ *	129	2,657
Rhythm Pharmaceuticals Inc *	218	4,338
Rigel Pharmaceuticals Inc *	4,737	16,769
Rockwell Medical Inc *	1,572	8,190
RR Donnelley & Sons Co	705	6,155
RTI Surgical Inc *	1,500	6,900
Sage Therapeutics Inc *	1,386	223,243
Sangamo Therapeutics Inc *	2,754	52,326
Sarepta Therapeutics Inc *	1,534	113,654
scPharmaceuticals Inc *	200	2,480
Select Medical Holdings Corp *	3,521	60,737
Selecta Biosciences Inc *	502	5,115
Seres Therapeutics Inc *	730	5,358
ServiceSource International Inc *	1,808	6,888
Sienna Biopharmaceuticals Inc *	400	7,512
Solid Biosciences Inc *	240	1,800
Sotheby’s *	1,250	64,137
SP Plus Corp *	189	6,728
Spark Therapeutics Inc *	904	60,197
Spero Therapeutics Inc *	160	2,280
STAAR Surgical Co *	1,328	19,654
Stemline Therapeutics Inc *	170	2,601
Strayer Education Inc	349	35,266
Strongbridge Biopharma PLC *	999	8,841
Supernus Pharmaceuticals Inc *	1,586	72,639
Surgery Partners Inc *	672	11,525
Surmodics Inc *	409	15,562
Syndax Pharmaceuticals Inc *	386	5,493
Syneos Health Inc *	1,792	63,616
Synergy Pharmaceuticals Inc *	7,792	14,259
Syros Pharmaceuticals Inc *	551	7,152
Tactile Systems Technology Inc *	399	12,688
Team Inc *	477	6,559
Teladoc Inc *	1,907	76,852
Teligent Inc *	1,465	4,922
Tenet Healthcare Corp *	2,670	64,747
TG Therapeutics Inc *	1,675	23,785
The Boston Beer Co Inc ‘A’ *	273	51,611
The Brink’s Co	1,509	107,667
The Chefs’ Warehouse Inc *	613	14,099
The Ensign Group Inc	942	24,775
The Hackett Group Inc	719	11,547

	Shares	Value
The Medicines Co *	2,107	$69,405
The Providence Service Corp *	303	20,949
TherapeuticsMD Inc *	5,387	26,235
Theravance Biopharma Inc * (Cayman)	1,374	33,319
Tivity Health Inc *	804	31,879
Tocagen Inc *	566	6,707
Tootsie Roll Industries Inc	420	12,359
Travelport Worldwide Ltd	747	12,206
Trevena Inc *	303	497
TriNet Group Inc *	1,365	63,227
Triple-S Management Corp ‘B’ *	177	4,627
TrueBlue Inc *	83	2,150
Turning Point Brands Inc	186	3,616
Ultragenyx Pharmaceutical Inc *	1,450	73,935
US Physical Therapy Inc	391	31,788
USANA Health Sciences Inc *	373	32,041
Utah Medical Products Inc	103	10,182
Vanda Pharmaceuticals Inc *	1,419	23,910
Varex Imaging Corp *	1,226	43,866
VBI Vaccines Inc *	1,240	4,340
Vector Group Ltd	1,507	30,728
Vectrus Inc *	77	2,867
Veracyte Inc *	851	4,732
Versartis Inc *	1,175	1,939
Viad Corp	395	20,718
ViewRay Inc *	1,091	7,015
Viveve Medical Inc *	723	2,646
vTv Therapeutics Inc ‘A’ *	254	1,034
WaVe Life Sciences Ltd *	373	14,957
WD-40 Co	455	59,923
Weight Watchers International Inc *	866	55,182
Willdan Group Inc *	275	7,796
Wright Medical Group NV *	3,412	67,694
XBiotech Inc *	653	3,494
Xencor Inc *	1,241	37,205
ZIOPHARM Oncology Inc *	4,132	16,197
Zogenix Inc *	842	33,722
Zynerba Pharmaceuticals Inc *	415	3,606

		11,589,401

Diversified - 0.2%

HRG Group Inc *	3,679	60,667

Energy - 1.0%

Abraxas Petroleum Corp *	5,062	11,238
Bonanza Creek Energy Inc *	55	1,524
Carrizo Oil & Gas Inc *	2,504	40,064
CVR Energy Inc	28	846
Energy XXI Gulf Coast Inc *	176	676
Evolution Petroleum Corp	913	7,350
Flotek Industries Inc *	217	1,324
FTS International Inc *	149	2,740
Gastar Exploration Inc *	3,201	2,185
Isramco Inc *	28	2,906
Jagged Peak Energy Inc *	1,806	25,519
Jones Energy Inc ‘A’ *	73	58
Keane Group Inc *	1,586	23,473
Liberty Oilfield Services Inc ‘A’ *	96	1,621
Lilis Energy Inc *	1,535	6,094
Matador Resources Co *	3,139	93,887
NCS Multistage Holdings Inc *	358	5,370
Nine Energy Service Inc *	53	1,291
Panhandle Oil & Gas Inc ‘A’	305	5,886
Par Pacific Holdings Inc *	436	7,486
Pattern Energy Group Inc ‘A’	580	10,028
Penn Virginia Corp *	402	14,086
Plug Power Inc *	7,118	13,453
ProPetro Holding Corp *	1,199	19,052
Ranger Energy Services Inc *	21	171

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Resolute Energy Corp *	43	$1,490
Ring Energy Inc *	1,519	21,798
Rosehill Resources Inc *	18	106
Sanchez Energy Corp *	2,583	8,085
Select Energy Services Inc ‘A’ *	956	12,065
SilverBow Resources Inc *	51	1,484
Solaris Oilfield Infrastructure Inc ‘A’ *	627	10,383
SRC Energy Inc *	970	9,147
Tellurian Inc *	1,889	13,620
TPI Composites Inc *	382	8,576
Ultra Petroleum Corp *	612	2,552
W&T Offshore Inc *	50	222
Westmoreland Coal Co *	503	206

		388,062

Financial - 9.0%

Access National Corp	36	1,027
Alexander’s Inc REIT	67	25,542
Allegiance Bancshares Inc *	291	11,393
Altisource Portfolio Solutions SA *	389	10,332
American Assets Trust Inc REIT	428	14,299
Ameris Bancorp	891	47,134
Armada Hoffler Properties Inc REIT	1,281	17,537
Artisan Partners Asset Management Inc ‘A’	1,498	49,883
Atlantic Capital Bancshares Inc *	139	2,516
Atlas Financial Holdings Inc *	199	2,060
Bankwell Financial Group Inc	38	1,227
Bear State Financial Inc	85	871
Blackhawk Network Holdings Inc *	1,798	80,371
Blue Hills Bancorp Inc	422	8,799
BofI Holding Inc *	816	33,072
BrightSphere Investment Group PLC	2,691	42,410
Bryn Mawr Bank Corp	56	2,461
BSB Bancorp Inc *	85	2,601
Byline Bancorp Inc *	61	1,399
Capstar Financial Holdings Inc *	97	1,827
CareTrust REIT Inc	2,268	30,391
Carolina Financial Corp	460	18,069
Cass Information Systems Inc	386	22,971
Charter Financial Corp	99	2,019
City Office REIT Inc	241	2,786
Clipper Realty Inc REIT	76	644
CoBiz Financial Inc	147	2,881
Cohen & Steers Inc	700	28,462
Columbia Banking System Inc	256	10,739
Community Healthcare Trust Inc REIT	120	3,089
ConnectOne Bancorp Inc	297	8,554
Consolidated-Tomoka Land Co	126	7,919
Cowen Inc *	48	634
Crawford & Co ‘B’	358	2,943
Diamond Hill Investment Group Inc	102	21,069
Eagle Bancorp Inc *	830	49,675
EastGroup Properties Inc REIT	1,129	93,323
eHealth Inc *	500	7,155
Elevate Credit Inc *	54	382
Ellie Mae Inc *	1,112	102,237
Enova International Inc *	377	8,313
Equity Bancshares Inc ‘A’ *	132	5,169
Essent Group Ltd *	2,684	114,231
Evercore Inc ‘A’	1,264	110,221
FB Financial Corp *	231	9,376
Financial Engines Inc	1,918	67,130
First Connecticut Bancorp Inc	113	2,893
First Financial Bankshares Inc	1,325	61,347
First Financial Northwest Inc	42	704
First Foundation Inc *	370	6,860
First Industrial Realty Trust Inc REIT	874	25,547
Four Corners Property Trust Inc REIT	1,420	32,788
Franklin Financial Network Inc *	113	3,684
GAMCO Investors Inc ‘A’	34	844

	Shares	Value
Glacier Bancorp Inc	380	$14,584
Global Medical REIT Inc	1	7
Gramercy Property Trust REIT	740	16,080
Green Bancorp Inc *	171	3,805
Greene County Bancorp Inc	93	3,413
Guaranty Bancorp	175	4,961
Guaranty Bancshares Inc	283	9,427
Hamilton Lane Inc ‘A’	344	12,807
HarborOne Bancorp Inc *	232	4,097
HCI Group Inc	164	6,258
Health Insurance Innovations Inc ‘A’ *	421	12,167
Heritage Commerce Corp	130	2,142
Heritage Insurance Holdings Inc	94	1,425
HFF Inc ‘A’	1,213	60,286
Hingham Institution for Savings	23	4,738
Home BancShares Inc	4,154	94,753
Houlihan Lokey Inc	888	39,605
Howard Bancorp Inc *	66	1,307
Industrial Logistics Properties Trust REIT *	220	4,475
Infinity Property & Casualty Corp	52	6,157
Investar Holding Corp	98	2,533
Investment Technology Group Inc	163	3,218
Investors Title Co	41	8,196
Kennedy-Wilson Holdings Inc	2,070	36,018
Kinsale Capital Group Inc	473	24,279
Ladenburg Thalmann Financial Services Inc	417	1,364
Lakeland Financial Corp	98	4,531
LegacyTexas Financial Group Inc	612	26,206
LendingClub Corp *	9,761	34,163
Live Oak Bancshares Inc	763	21,211
LTC Properties Inc REIT	514	19,532
Maiden Holdings Ltd	317	2,061
Marcus & Millichap Inc *	515	18,571
Marlin Business Services Corp	105	2,977
Maui Land & Pineapple Co Inc *	242	2,819
MB Financial Inc	242	9,796
MedEquities Realty Trust Inc REIT	290	3,048
Medley Management Inc ‘A’	75	428
Meridian Bancorp Inc	268	5,400
Meta Financial Group Inc	32	3,494
Metropolitan Bank Holding Corp *	12	505
Midland States Bancorp Inc	35	1,105
MidSouth Bancorp Inc	35	443
Moelis & Co ‘A’	1,029	52,325
Monmouth Real Estate Investment Corp REIT	449	6,753
National Bank Holdings Corp ‘A’	305	10,141
National Commerce Corp *	198	8,623
National General Holdings Corp	982	23,872
National Health Investors Inc REIT	613	41,249
National Storage Affiliates Trust REIT	185	4,640
Newmark Group Inc ‘A’ *	257	3,904
NexPoint Residential Trust Inc REIT	34	845
NMI Holdings Inc ‘A’ *	310	5,130
Northfield Bancorp Inc	165	2,576
Ocwen Financial Corp *	231	952
Old Line Bancshares Inc	37	1,221
Ominto Inc *	512	1,469
Opus Bank	478	13,384
Pacific Premier Bancorp Inc *	432	17,366
People’s Utah Bancorp	67	2,164
Physicians Realty Trust REIT	3,188	49,637
Piper Jaffray Cos	26	2,159
PotlatchDeltic Corp REIT	1,989	103,527
PRA Group Inc *	871	33,098
Preferred Bank	434	27,863
Primerica Inc	1,460	141,036
PS Business Parks Inc REIT	663	74,946
Pzena Investment Management Inc ‘A’	470	5,231
QTS Realty Trust Inc ‘A’ REIT	1,621	58,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
R1 RCM Inc *	2,998	$21,406
Rafael Holdings Inc ‘B’ *	196	948
Redfin Corp *	561	12,808
Regional Management Corp *	31	987
Republic First Bancorp Inc *	394	3,428
Retail Opportunity Investments Corp REIT	392	6,927
Rexford Industrial Realty Inc REIT	1,047	30,143
RLI Corp	1,062	67,320
Ryman Hospitality Properties Inc REIT	1,462	113,232
Sabra Health Care REIT Inc	963	16,997
Safety Income & Growth Inc REIT	87	1,391
Saul Centers Inc REIT	307	15,648
ServisFirst Bancshares Inc	1,505	61,434
Silvercrest Asset Management Group Inc ‘A’	267	4,058
South State Corp	86	7,336
Southern Missouri Bancorp Inc	27	988
Stewart Information Services Corp	39	1,714
Terreno Realty Corp REIT	450	15,529
Texas Capital Bancshares Inc *	1,247	112,105
The Bank of NT Butterfield & Son Ltd (Bermuda)	1,284	57,626
The First of Long Island Corp	87	2,388
The GEO Group Inc REIT	860	17,604
The RMR Group Inc ‘A’	221	15,459
Third Point Reinsurance Ltd * (Bermuda)	1,485	20,716
Tompkins Financial Corp	25	1,894
Trinity Place Holdings Inc *	683	4,440
TriState Capital Holdings Inc *	221	5,138
Trupanion Inc *	742	22,178
UMH Properties Inc REIT	947	12,699
Union Bankshares Inc	130	6,604
United Insurance Holdings Corp	557	10,661
Universal Health Realty Income Trust REIT	410	24,641
Universal Insurance Holdings Inc	765	24,403
Urban Edge Properties REIT	3,376	72,078
Veritex Holdings Inc *	186	5,147
Virtu Financial Inc ‘A’	834	27,522
Virtus Investment Partners Inc	34	4,209
WageWorks Inc *	1,296	58,579
Walker & Dunlop Inc	782	46,466
Washington REIT	900	24,570
Waterstone Financial Inc	84	1,453
West Bancorporation Inc	137	3,507
Western New England Bancorp Inc	98	1,044
Westwood Holdings Group Inc	254	14,348
WisdomTree Investments Inc	3,738	34,277
WSFS Financial Corp	226	10,825

		3,473,901

Industrial - 15.8%

AAON Inc	1,361	53,079
Actuant Corp ‘A’	929	21,599
Advanced Disposal Services Inc *	1,656	36,896
Advanced Drainage Systems Inc	1,179	30,536
Advanced Energy Industries Inc *	1,308	83,581
Aerojet Rocketdyne Holdings Inc *	2,269	63,464
Air Transport Services Group Inc *	1,925	44,891
Akoustis Technologies Inc *	432	2,519
Alamo Group Inc	269	29,563
Albany International Corp ‘A’	741	46,461
Allied Motion Technologies Inc	237	9,421
Altra Industrial Motion Corp	937	43,055
American Outdoor Brands Corp *	1,709	17,637
American Woodmark Corp *	459	45,189
Apogee Enterprises Inc	911	39,492
Applied Industrial Technologies Inc	1,267	92,364
Applied Optoelectronics Inc *	585	14,660
Aqua Metals Inc *	811	2,100
ArcBest Corp	120	3,846

	Shares	Value
Ardmore Shipping Corp * (Ireland)	576	$4,378
Argan Inc	466	20,015
Astec Industries Inc	340	18,761
Astronics Corp *	674	25,140
Atkore International Group Inc *	1,065	21,140
Axon Enterprise Inc *	1,714	67,377
AZZ Inc	826	36,096
Badger Meter Inc	920	43,378
Barnes Group Inc	207	12,397
Bel Fuse Inc ‘B’	83	1,569
Boise Cascade Co	266	10,268
Brady Corp ‘A’	1,182	43,911
Builders FirstSource Inc *	3,621	71,841
Cactus Inc ‘A’ *	153	4,120
Caesarstone Ltd (Israel)	514	10,100
Casella Waste Systems Inc ‘A’ *	275	6,430
Chase Corp	234	27,249
CIRCOR International Inc	289	12,329
Comfort Systems USA Inc	1,210	49,913
Continental Building Products Inc *	1,221	34,860
Control4 Corp *	744	15,981
Covanta Holding Corp	3,841	55,695
Curtiss-Wright Corp	1,089	147,091
CyberOptics Corp *	131	2,358
Daseke Inc *	1,080	10,573
DXP Enterprises Inc *	385	14,996
Dycom Industries Inc *	994	106,984
EMCOR Group Inc	1,471	114,635
Energous Corp *	670	10,740
Energy Recovery Inc *	1,294	10,637
EnerSys	1,383	95,939
EnPro Industries Inc	699	54,089
Evoqua Water Technologies Corp *	887	18,884
Exponent Inc	850	66,853
Fabrinet * (Thailand)	1,192	37,405
FARO Technologies Inc *	151	8,818
Federal Signal Corp	505	11,120
Fluidigm Corp *	1,385	8,088
Forterra Inc *	667	5,549
Forward Air Corp	971	51,327
Franklin Electric Co Inc	1,425	58,069
Generac Holdings Inc *	2,000	91,820
General Cable Corp	1,542	45,643
Global Brass & Copper Holdings Inc	652	21,809
GoPro Inc ‘A’ *	3,463	16,588
GP Strategies Corp *	404	9,151
Granite Construction Inc	1,011	56,474
Greif Inc ‘A’	707	36,941
Greif Inc ‘B’	177	10,310
Griffon Corp	789	14,399
Harsco Corp *	2,641	54,537
Heartland Express Inc	1,447	26,032
Heritage-Crystal Clean Inc *	292	6,877
Hill International Inc *	1,110	6,327
Hillenbrand Inc	2,096	96,206
Hudson Ltd ‘A’ * (United Kingdom)	731	11,630
Hudson Technologies Inc *	1,328	6,560
Hyster-Yale Materials Handling Inc	281	19,650
Ichor Holdings Ltd *	588	14,235
II-VI Inc *	572	23,395
Insteel Industries Inc	509	14,064
Intevac Inc *	721	4,975
Iteris Inc *	913	4,528
Itron Inc *	1,122	80,279
JELD-WEN Holding Inc *	2,218	67,915
John Bean Technologies Corp	1,038	117,709
Kadant Inc	356	33,642
Kaman Corp	79	4,907
KapStone Paper & Packaging Corp	2,862	98,195
KBR Inc	555	8,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
KEMET Corp *	1,825	$33,087
Kennametal Inc	2,664	106,986
Knight-Swift Transportation Holdings Inc	4,144	190,665
Kratos Defense & Security Solutions Inc *	1,172	12,060
Lawson Products Inc *	179	4,520
Lindsay Corp	344	31,455
Littelfuse Inc	744	154,886
Louisiana-Pacific Corp	4,502	129,523
Lydall Inc *	541	26,103
Masonite International Corp *	930	57,056
MasTec Inc *	2,190	103,040
Matson Inc	639	18,301
Mesa Laboratories Inc	102	15,141
Methode Electronics Inc	1,160	45,356
MicroVision Inc *	2,820	3,187
Milacron Holdings Corp *	1,943	39,132
Mistras Group Inc *	67	1,269
Moog Inc ‘A’ *	103	8,488
MSA Safety Inc	1,095	91,148
Mueller Industries Inc	1,856	48,553
Mueller Water Products Inc ‘A’	3,071	33,382
Multi-Color Corp	439	28,996
Myers Industries Inc	742	15,693
MYR Group Inc *	255	7,859
Napco Security Technologies Inc *	435	5,090
National Presto Industries Inc	17	1,594
NCI Building Systems Inc *	1,391	24,621
NN Inc	868	20,832
Novanta Inc *	1,056	55,070
NV5 Global Inc *	217	12,098
NVE Corp	159	13,214
Omega Flex Inc	104	6,770
Orion Group Holdings Inc *	477	3,143
OSI Systems Inc *	575	37,530
Patrick Industries Inc *	795	49,171
PGT Innovations Inc *	1,586	29,579
Ply Gem Holdings Inc *	696	15,034
Primoris Services Corp	1,282	32,024
Proto Labs Inc *	817	96,038
Pure Cycle Corp *	616	5,821
Quanex Building Products Corp	102	1,775
Radiant Logistics Inc *	1,353	5,236
Raven Industries Inc	1,184	41,499
RBC Bearings Inc *	773	96,007
Rogers Corp *	593	70,887
Saia Inc *	360	27,054
Schneider National Inc ‘B’	1,269	33,070
Simpson Manufacturing Co Inc	217	12,497
Sparton Corp *	2	35
SPX Corp *	1,385	44,985
SPX FLOW Inc *	347	17,069
Standex International Corp	322	30,703
Sterling Construction Co Inc *	221	2,533
Sturm Ruger & Co Inc	556	29,190
Summit Materials Inc ‘A’ *	3,637	110,128
Sun Hydraulics Corp	900	48,204
SYNNEX Corp	193	22,851
Tech Data Corp *	97	8,258
Tennant Co	545	36,897
Tetra Tech Inc	1,720	84,194
TopBuild Corp *	699	53,487
Trex Co Inc *	974	105,942
Trinseo SA	1,023	75,753
TTM Technologies Inc *	700	10,703
Tutor Perini Corp *	203	4,476
Universal Forest Products Inc	1,744	56,593
Universal Logistics Holdings Inc	216	4,568
US Concrete Inc *	517	31,227
US Ecology Inc	710	37,843
Vicor Corp *	463	13,219

	Shares	Value
Watts Water Technologies Inc ‘A’	532	$41,336
Woodward Inc	1,760	126,122
Worthington Industries Inc	1,314	56,397
YRC Worldwide Inc *	256	2,260
ZAGG Inc *	683	8,333

		6,076,085

Technology - 16.2%

2U Inc *	1,582	132,935
3D Systems Corp *	3,567	41,342
ACI Worldwide Inc *	3,830	90,848
Acxiom Corp *	1,341	30,454
Alpha & Omega Semiconductor Ltd *	43	664
Alteryx Inc ‘A’ *	772	26,356
Ambarella Inc *	447	21,899
Amber Road Inc *	717	6,381
American Software Inc ‘A’	587	7,631
Amkor Technology Inc *	189	1,915
Appfolio Inc ‘A’ *	287	11,724
Apptio Inc ‘A’ *	764	21,652
Aquantia Corp *	149	2,339
Aspen Technology Inc *	2,420	190,914
Avid Technology Inc *	837	3,800
Axcelis Technologies Inc *	1,007	24,772
Benefitfocus Inc *	489	11,932
Blackbaud Inc	1,578	160,656
Blackline Inc *	930	36,465
Bottomline Technologies de Inc *	1,131	43,826
Box Inc ‘A’ *	2,654	54,540
Brightcove Inc *	1,230	8,549
Brooks Automation Inc	2,290	62,013
Cabot Microelectronics Corp	836	89,544
Callidus Software Inc *	2,223	79,917
Carbonite Inc *	821	23,645
Castlight Health Inc ‘B’ *	2,291	8,362
CEVA Inc *	707	25,593
Cirrus Logic Inc *	2,084	84,673
Cloudera Inc *	3,244	70,006
Cohu Inc	170	3,878
CommerceHub Inc ‘A’ *	483	10,867
CommerceHub Inc ‘C’ *	929	20,893
CommVault Systems Inc *	1,269	72,587
Computer Programs & Systems Inc	210	6,132
Cornerstone OnDemand Inc *	1,734	67,817
Cotiviti Holdings Inc *	1,196	41,190
Coupa Software Inc *	1,063	48,494
CSG Systems International Inc	905	40,987
Diebold Nixdorf Inc	2,441	37,591
Digimarc Corp *	346	8,287
Diodes Inc *	359	10,935
Donnelley Financial Solutions Inc *	975	16,741
Eastman Kodak Co *	503	2,691
Ebix Inc	789	58,780
Electronics For Imaging Inc *	1,483	40,530
EMCORE Corp *	414	2,360
Entegris Inc	4,692	163,282
Envestnet Inc *	1,429	81,882
EPAM Systems Inc *	1,644	188,271
Everbridge Inc *	557	20,386
Evolent Health Inc ‘A’ *	514	7,325
ExlService Holdings Inc *	1,077	60,064
Fair Isaac Corp	987	167,168
Five9 Inc *	1,750	52,132
ForeScout Technologies Inc *	144	4,671
FormFactor Inc *	2,344	31,996
Glu Mobile Inc *	212	799
Hortonworks Inc *	1,685	34,323
HubSpot Inc *	1,146	124,112
Immersion Corp *	1,037	12,392
Impinj Inc *	648	8,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
InnerWorkings Inc *	1,306	$11,819
Inovalon Holdings Inc ‘A’ *	2,085	22,101
Inphi Corp *	1,369	41,207
Insight Enterprises Inc *	435	15,195
Instructure Inc *	720	30,348
Integrated Device Technology Inc *	4,410	134,770
j2 Global Inc	1,532	120,905
Kopin Corp *	1,975	6,162
Lattice Semiconductor Corp *	3,913	21,795
LivePerson Inc *	1,806	29,528
Lumentum Holdings Inc *	2,037	129,961
MACOM Technology Solutions Holdings Inc *	1,315	21,829
Majesco *	220	1,113
MAXIMUS Inc	2,126	141,889
MaxLinear Inc *	2,010	45,727
Medidata Solutions Inc *	1,850	116,198
Mercury Systems Inc *	1,417	68,469
MicroStrategy Inc ‘A’ *	172	22,186
MINDBODY Inc ‘A’ *	1,410	54,849
Mitek Systems Inc *	1,156	8,554
MKS Instruments Inc	1,784	206,320
MobileIron Inc *	2,037	10,083
Model N Inc *	735	13,267
Monolithic Power Systems Inc	1,322	153,048
Monotype Imaging Holdings Inc	625	14,031
MuleSoft Inc ‘A’ *	800	35,184
Nanometrics Inc *	646	17,377
New Relic Inc *	1,007	74,639
Nutanix Inc ‘A’ *	3,614	177,484
Omnicell Inc *	1,226	53,208
Park City Group Inc *	452	3,955
Paycom Software Inc *	1,626	174,616
PDF Solutions Inc *	940	10,960
Pegasystems Inc	1,208	73,265
Pixelworks Inc *	1,019	3,944
PlayAGS Inc *	266	6,187
Power Integrations Inc	940	64,249
Presidio Inc *	714	11,167
Progress Software Corp	1,264	48,601
PROS Holdings Inc *	865	28,554
Pure Storage Inc ‘A’ *	3,183	63,501
QAD Inc ‘A’	232	9,663
Quality Systems Inc *	1,070	14,605
Qualys Inc *	1,059	77,042
Quantum Corp *	200	728
Radisys Corp *	580	372
Rambus Inc *	1,002	13,457
RealPage Inc *	1,940	99,910
Rosetta Stone Inc *	105	1,381
Rudolph Technologies Inc *	915	25,345
SailPoint Technologies Holding Inc *	537	11,111
Science Applications International Corp	1,411	111,187
Semtech Corp *	2,154	84,114
SendGrid Inc *	226	6,360
Silicon Laboratories Inc *	1,381	124,152
Simulations Plus Inc	395	5,826
SMART Global Holdings Inc *	200	9,968
SPS Commerce Inc *	552	35,367
StarTek Inc *	370	3,619
Stratasys Ltd *	770	15,539
Super Micro Computer Inc *	299	5,083
Sykes Enterprises Inc *	127	3,675
Synaptics Inc *	1,124	51,401
Syntel Inc *	1,091	27,853
Tabula Rasa HealthCare Inc *	385	14,938
The ExOne Co *	370	2,694
Tintri Inc *	362	619
TTEC Holdings Inc	432	13,262
Twilio Inc ‘A’ *	2,044	78,040

	Shares	Value
Ultra Clean Holdings Inc *	1,243	$23,928
Unisys Corp *	1,067	11,470
Upland Software Inc *	290	8,349
USA Technologies Inc *	1,515	13,635
Varonis Systems Inc *	646	39,083
VASCO Data Security International Inc *	88	1,140
VeriFone Systems Inc *	313	4,814
Verint Systems Inc *	361	15,379
Veritone Inc *	103	1,434
Virtusa Corp *	644	31,208
Vocera Communications Inc *	941	22,038
Workiva Inc *	824	19,529
Xcerra Corp *	1,502	17,498
Xperi Corp	1,597	33,777

		6,202,185

Utilities - 0.6%

American States Water Co	825	43,775
Atlantic Power Corp *	3,026	6,355
California Water Service Group	971	36,170
Chesapeake Utilities Corp	60	4,221
Global Water Resources Inc	407	3,651
MGE Energy Inc	563	31,584
Middlesex Water Co	433	15,891
New Jersey Resources Corp	234	9,383
Ormat Technologies Inc	636	35,858
RGC Resources Inc	93	2,362
Southwest Gas Holdings Inc	167	11,294
Spark Energy Inc ‘A’	365	4,325
The York Water Co	348	10,788

		215,657

Total Common Stocks (Cost $29,582,559)		36,657,160

EXCHANGE-TRADED FUND - 3.4%

iShares Russell 2000 Growth	6,771	1,290,349

Total Exchange-Traded Fund (Cost $1,290,333)		1,290,349

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $1,071,436; collateralized by U.S. Treasury Notes: 2.000% due 11/15/21 and value $1,094,573)	$1,071,403	1,071,403

Total Short-Term Investment (Cost $1,071,403)		1,071,403

TOTAL INVESTMENTS - 101.8% (Cost $31,965,010)		39,061,648

DERIVATIVES - (0.0%)
(See Note (c) in Notes to Schedule of Investments)		(9,844)

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(673,974)

NET ASSETS - 100.0%		$38,377,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	An investment with a total aggregate value of $42,736 or 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of March 31, 2018, $22,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/18	5	$392,644	$382,800	($9,844)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$42,736	$-	$-	$42,736
	Common Stocks	36,657,160	36,657,160	-	-
	Exchange-Traded Fund	1,290,349	1,290,349	-	-
	Short-Term Investment	1,071,403	-	1,071,403	-

	Total Assets	39,061,648	37,947,509	1,071,403	42,736

Liabilities	Derivatives:
	Equity Contracts
	Futures	(9,844)	(9,844)	-	-

	Total Liabilities	(9,844)	(9,844)	-	-

	Total	$39,051,804	$37,937,665	$1,071,403	$42,736

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Industrial - 0.0%

Babcock & Wilcox Enterprises Exp 04/10/18 *	8,275	$15,871

Total Rights (Cost $0)		15,871

COMMON STOCKS - 97.0%

Basic Materials - 3.6%

Aceto Corp	2,672	20,307
AdvanSix Inc *	359	12,486
AgroFresh Solutions Inc *	1,972	14,494
AK Steel Holding Corp *	28,137	127,461
Allegheny Technologies Inc *	11,013	260,788
American Vanguard Corp	2,566	51,833
Carpenter Technology Corp	4,005	176,701
Century Aluminum Co *	4,174	69,038
Clearwater Paper Corp *	1,444	56,460
Cleveland-Cliffs Inc *	25,884	179,894
Codexis Inc *	195	2,145
Coeur Mining Inc *	13,890	111,120
Commercial Metals Co	10,062	205,869
Compass Minerals International Inc	258	15,557
CSW Industrials Inc *	730	32,887
Fairmount Santrol Holdings Inc *	1,551	6,592
Ferroglobe Representation & Warranty Insurance Trust * Ω ±	14,991	-
GCP Applied Technologies Inc *	6,397	185,833
Gold Resource Corp	4,709	21,238
Hawkins Inc	688	24,183
HB Fuller Co	1,118	55,598
Hecla Mining Co	35,172	129,081
Innophos Holdings Inc	1,726	69,402
Innospec Inc	2,138	146,667
Intrepid Potash Inc *	8,569	31,191
Kaiser Aluminum Corp	1,426	143,883
Klondex Mines Ltd * (Canada)	11,306	26,569
Kraton Corp *	2,102	100,286
Landec Corp *	1,842	24,038
Materion Corp	1,777	90,716
Minerals Technologies Inc	1,359	90,985
Neenah Inc	249	19,522
Oil-Dri Corp of America	453	18,206
OMNOVA Solutions Inc *	1,314	13,797
Orchids Paper Products Co	817	6,659
PH Glatfelter Co	3,885	79,759
PQ Group Holdings Inc *	1,737	24,266
Rayonier Advanced Materials Inc	1,620	34,781
Ryerson Holding Corp *	1,433	11,679
Schnitzer Steel Industries Inc ‘A’	2,360	76,346
Schweitzer-Mauduit International Inc	2,187	85,621
Shiloh Industries Inc *	473	4,115
Smart Sand Inc *	362	2,107
Stepan Co	647	53,817
Tronox Ltd ‘A’	7,769	143,260
United States Lime & Minerals Inc	161	11,782
US Silica Holdings Inc	2,824	72,069
Valhi Inc	2,129	12,902
Verso Corp ‘A’ *	2,841	47,842

		3,201,832

Communications - 3.5%

1-800-Flowers.com Inc ‘A’ *	1,663	19,623
Acacia Communications Inc *	145	5,577
ADTRAN Inc	4,326	67,269
ATN International Inc	935	55,745

	Shares	Value
Beasley Broadcast Group Inc ‘A’	446	$5,040
Blucora Inc *	3,121	76,777
Calix Inc *	3,869	26,503
Cardlytics Inc *	365	5,340
Cars.com Inc *	6,251	177,091
Carvana Co *	1,170	26,828
Casa Systems Inc *	342	10,034
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	7,383	31,009
ChannelAdvisor Corp *	136	1,238
Cincinnati Bell Inc *	3,748	51,910
Clear Channel Outdoor Holdings Inc ‘A’	3,313	16,234
Comtech Telecommunications Corp	2,048	61,215
Consolidated Communications Holdings Inc	2,652	29,066
Daily Journal Corp *	99	22,620
DHI Group Inc *	4,403	7,045
Entercom Communications Corp ‘A’	2,492	24,048
Finisar Corp *	5,458	86,291
Frontier Communications Corp	7,014	52,044
FTD Cos Inc *	1,503	5,471
Gannett Co Inc	10,029	100,089
Global Eagle Entertainment Inc *	4,216	6,197
Globalstar Inc *	17,613	12,109
Gray Television Inc *	2,493	31,661
Harmonic Inc *	7,177	27,273
Hawaiian Telcom Holdco Inc *	528	14,087
Hemisphere Media Group Inc *	1,201	13,511
Houghton Mifflin Harcourt Co *	2,815	19,564
IDT Corp ‘B’ *	576	3,612
Infinera Corp *	13,154	142,852
Intelsat SA *	3,239	12,179
Iridium Communications Inc *	7,472	84,060
KVH Industries Inc *	1,415	14,645
Lands’ End Inc *	1,183	27,623
Leaf Group Ltd *	1,286	9,066
Limelight Networks Inc *	4,565	18,762
Liquidity Services Inc *	2,319	15,073
MDC Partners Inc ‘A’ *	3,480	25,056
Meredith Corp	3,420	183,996
MSG Networks Inc ‘A’ *	5,347	120,842
NeoPhotonics Corp *	2,942	20,153
NETGEAR Inc *	2,789	159,531
New Media Investment Group Inc	4,560	78,158
Oclaro Inc *	1,944	18,585
ORBCOMM Inc *	455	4,263
Overstock.com Inc *	749	27,151
Perficient Inc *	2,880	66,010
Preformed Line Products Co	274	17,835
QuinStreet Inc *	3,321	42,409
RealNetworks Inc *	2,199	6,729
Saga Communications Inc ‘A’	346	12,888
Salem Media Group Inc	1,054	3,794
Scholastic Corp	2,518	97,799
Spok Holdings Inc	1,772	26,491
TechTarget Inc *	1,187	23,598
Telenav Inc *	1,252	6,761
The EW Scripps Co ‘A’	5,162	61,892
The Meet Group Inc *	5,008	10,467
The New York Times Co ‘A’	2,090	50,369
The Rubicon Project Inc *	3,967	7,141
TiVo Corp	10,690	144,849
Townsquare Media Inc ‘A’	797	6,320
tronc Inc *	659	10,821
Value Line Inc	28	512
ViaSat Inc *	4,496	295,477
Viavi Solutions Inc *	12,796	124,377
WideOpenWest Inc *	1,631	11,662
Windstream Holdings Inc	16,331	23,027
XO Group Inc *	544	11,288

		3,116,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Consumer, Cyclical - 11.1%

Abercrombie & Fitch Co ‘A’	6,092	$147,487
Acushnet Holdings Corp	2,814	64,975
AMC Entertainment Holdings Inc ‘A’	4,752	66,766
America’s Car-Mart Inc *	402	20,281
American Axle & Manufacturing Holdings Inc *	8,810	134,088
American Eagle Outfitters Inc	14,183	282,667
Americold Realty Trust REIT	3,226	61,552
Anixter International Inc *	2,511	190,208
Ascena Retail Group Inc *	15,397	30,948
At Home Group Inc *	209	6,696
AV Homes Inc *	1,093	20,275
Barnes & Noble Education Inc *	3,443	23,722
Barnes & Noble Inc	5,293	26,200
Bassett Furniture Industries Inc	910	27,619
Beacon Roofing Supply Inc *	1,549	82,205
Beazer Homes USA Inc *	2,792	44,532
Belmond Ltd ‘A’ * (United Kingdom)	7,989	89,077
Big 5 Sporting Goods Corp	1,813	13,144
Biglari Holdings Inc *	91	37,165
Blue Bird Corp *	502	11,897
Bluegreen Vacations Corp	350	7,410
BMC Stock Holdings Inc *	5,532	108,151
Boot Barn Holdings Inc *	1,752	31,063
Boyd Gaming Corp	695	22,143
Brinker International Inc	993	35,847
Build-A-Bear Workshop Inc *	1,217	11,136
Caesars Entertainment Corp *	11,473	129,071
Caleres Inc	3,753	126,101
Callaway Golf Co	8,340	136,442
Cannae Holdings Inc *	5,521	104,126
Carrols Restaurant Group Inc *	3,083	34,530
Century Casinos Inc *	2,293	17,106
Century Communities Inc *	1,686	50,496
Chico’s FAS Inc	11,320	102,333
Citi Trends Inc	1,188	36,721
Clarus Corp *	1,838	12,407
Columbia Sportswear Co	1,675	128,020
CompX International Inc	180	2,484
Conn’s Inc *	1,677	57,018
Cooper Tire & Rubber Co	4,583	134,282
Cooper-Standard Holdings Inc *	1,205	147,986
Crocs Inc *	1,751	28,454
Daktronics Inc	1,300	11,453
Dana Inc	6,678	172,025
Deckers Outdoor Corp *	2,574	231,737
Del Frisco’s Restaurant Group Inc *	1,884	28,731
Del Taco Restaurants Inc *	2,946	30,521
Delta Apparel Inc *	594	10,704
Denny’s Corp *	1,414	21,818
Dillard’s Inc ‘A’	1,213	97,452
Dine Brands Global Inc	604	39,610
Drive Shack Inc *	2,876	13,747
DSW Inc ‘A’	5,854	131,481
El Pollo Loco Holdings Inc *	1,806	17,157
Empire Resorts Inc *	135	2,329
Eros International PLC * (India)	1,369	14,922
Escalade Inc	979	13,412
Essendant Inc	3,337	26,029
Ethan Allen Interiors Inc	2,209	50,697
Express Inc *	6,882	49,275
EZCORP Inc ‘A’ *	4,453	58,780
Fiesta Restaurant Group Inc *	2,170	40,145
FirstCash Inc	3,343	271,619
Flexsteel Industries Inc	681	26,954
Fogo De Chao Inc *	837	13,183
Fossil Group Inc *	3,948	50,140
Foundation Building Materials Inc *	916	13,658

	Shares	Value
Fred’s Inc ‘A’	3,039	$9,087
Funko Inc ‘A’ *	603	4,951
G-III Apparel Group Ltd *	3,862	145,520
Gaia Inc *	779	12,075
Genesco Inc *	1,735	70,441
Gentherm Inc *	696	23,629
GNC Holdings Inc ‘A’ *	6,045	23,334
Golden Entertainment Inc *	1,254	29,130
Green Brick Partners Inc *	2,170	23,653
Group 1 Automotive Inc	1,770	115,652
Guess? Inc	5,343	110,814
Hamilton Beach Brands Holding Co ‘A’	262	5,560
Haverty Furniture Cos Inc	1,667	33,590
Hawaiian Holdings Inc	416	16,099
Herman Miller Inc	787	25,145
Hibbett Sports Inc *	1,705	40,835
Hovnanian Enterprises Inc ‘A’ *	8,525	15,601
Huttig Building Products Inc *	576	3,012
Iconix Brand Group Inc *	4,442	4,931
ILG Inc	8,502	264,497
Interface Inc	532	13,406
International Speedway Corp ‘A’	2,153	94,947
J Alexander’s Holdings Inc *	1,162	13,305
Jack in the Box Inc	528	45,054
JC Penney Co Inc *	27,665	83,548
Johnson Outdoors Inc ‘A’	432	26,784
KB Home	5,706	162,336
Kimball International Inc ‘B’	456	7,770
Kirkland’s Inc *	1,368	13,256
Knoll Inc	285	5,754
La Quinta Holdings Inc *	5,735	108,449
La-Z-Boy Inc	2,323	69,574
LGI Homes Inc *	526	37,120
Libbey Inc	1,959	9,580
Liberty TripAdvisor Holdings Inc ‘A’ *	6,481	69,671
Lifetime Brands Inc	886	10,986
M/I Homes Inc *	1,897	60,419
MarineMax Inc *	775	15,074
Marriott Vacations Worldwide Corp	215	28,638
MDC Holdings Inc	2,383	66,533
Meritage Homes Corp *	3,202	144,890
Meritor Inc *	7,471	153,604
Miller Industries Inc	917	22,925
Mobile Mini Inc	3,794	165,039
Modine Manufacturing Co *	4,410	93,272
Monarch Casino & Resort Inc *	977	41,317
Motorcar Parts of America Inc *	1,698	36,388
Movado Group Inc	1,353	51,955
National CineMedia Inc	5,527	28,685
National Vision Holdings Inc *	1,920	62,035
Navistar International Corp *	4,184	146,314
Nexeo Solutions Inc *	2,361	25,263
Office Depot Inc	45,695	98,244
Oxford Industries Inc	890	66,358
Party City Holdco Inc *	2,924	45,614
PC Connection Inc	1,049	26,225
PCM Inc *	512	4,250
Penn National Gaming Inc *	6,612	173,631
Perry Ellis International Inc *	1,142	29,464
PetIQ Inc *	168	4,469
PICO Holdings Inc *	1,800	20,610
Pier 1 Imports Inc	7,139	22,988
Pinnacle Entertainment Inc *	1,418	42,753
Potbelly Corp *	1,504	18,123
RCI Hospitality Holdings Inc	739	20,980
Reading International Inc ‘A’ *	1,122	18,681
Red Lion Hotels Corp *	1,497	14,596
Red Robin Gourmet Burgers Inc *	61	3,538
Regis Corp *	3,169	47,947
Rush Enterprises Inc ‘A’ *	1,388	58,976

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Rush Enterprises Inc ‘B’ *	271	$10,943
ScanSource Inc *	2,236	79,490
Sears Holdings Corp *	679	1,813
Sequential Brands Group Inc *	3,569	7,441
Shoe Carnival Inc	1,025	24,395
SkyWest Inc	4,435	241,264
Sonic Automotive Inc ‘A’	2,251	42,656
Sonic Corp	1,419	35,801
Spartan Motors Inc	1,260	21,672
Speedway Motorsports Inc	1,047	18,658
Standard Motor Products Inc	720	34,250
Steelcase Inc ‘A’	1,420	19,312
Superior Industries International Inc	2,200	29,260
Systemax Inc	242	6,909
Tailored Brands Inc	3,000	75,180
The Buckle Inc	2,565	56,815
The Cato Corp ‘A’	2,032	29,952
The Container Store Group Inc *	1,433	7,796
The Finish Line Inc ‘A’	3,547	48,026
The Marcus Corp	281	8,528
The New Home Co Inc *	1,114	12,343
Tilly’s Inc ‘A’	1,171	13,232
Titan International Inc	4,447	56,077
Titan Machinery Inc *	1,677	39,510
Tower International Inc	1,764	48,951
TRI Pointe Group Inc *	12,280	201,760
Triton International Ltd (Bermuda)	4,198	128,459
Unifi Inc *	1,375	49,844
UniFirst Corp	1,331	215,156
Vera Bradley Inc *	1,752	18,589
Veritiv Corp *	1,025	40,180
Vista Outdoor Inc *	5,098	83,199
Vitamin Shoppe Inc *	1,902	8,274
VOXX International Corp *	1,798	8,900
Wabash National Corp	3,765	78,350
Wesco Aircraft Holdings Inc *	4,969	50,932
Weyco Group Inc	557	18,715
William Lyon Homes ‘A’ *	2,324	63,887
Winnebago Industries Inc	344	12,934
Zoe’s Kitchen Inc *	1,270	18,339
Zumiez Inc *	1,642	39,244

		9,898,340

Consumer, Non-Cyclical - 11.9%

AAC Holdings Inc *	1,024	11,756
Aaron’s Inc	5,562	259,189
Abeona Therapeutics Inc *	2,511	36,033
ABM Industries Inc	2,452	82,093
Acacia Research Corp *	4,436	15,526
Accelerate Diagnostics Inc *	133	3,039
Acceleron Pharma Inc *	578	22,600
ACCO Brands Corp	9,394	117,895
Achillion Pharmaceuticals Inc *	12,096	44,876
Acorda Therapeutics Inc *	3,326	78,660
Adamas Pharmaceuticals Inc *	724	17,304
Adtalem Global Education Inc *	5,285	251,302
Advaxis Inc *	1,121	1,894
Agenus Inc *	1,055	4,969
Aileron Therapeutics Inc *	77	626
Akcea Therapeutics Inc *	343	8,784
Alder Biopharmaceuticals Inc *	4,709	59,804
Alico Inc	279	7,589
Almost Family Inc *	848	47,488
AMAG Pharmaceuticals Inc *	3,127	63,009
American Public Education Inc *	1,410	60,630
American Renal Associates Holdings Inc *	94	1,772
Analogic Corp	1,116	107,024
AngioDynamics Inc *	3,255	56,149
Anika Therapeutics Inc *	219	10,889
Apellis Pharmaceuticals Inc *	254	5,616

	Shares	Value
Aratana Therapeutics Inc *	335	$1,477
ARC Document Solutions Inc *	3,599	7,918
Ardelyx Inc *	2,985	15,074
ARMO BioSciences Inc *	156	5,836
Array BioPharma Inc *	2,148	35,055
Arsanis Inc *	107	2,449
Ascent Capital Group Inc ‘A’ *	988	3,636
Atara Biotherapeutics Inc *	2,934	114,426
Athenex Inc *	173	2,943
Audentes Therapeutics Inc *	146	4,387
Bellicum Pharmaceuticals Inc *	744	4,881
BioCryst Pharmaceuticals Inc *	1,340	6,392
Biohaven Pharmaceutical Holding Co Ltd *	311	8,011
BioScrip Inc *	9,095	22,374
BioTime Inc *	7,810	21,009
Bluebird Bio Inc *	2,608	445,316
Bridgepoint Education Inc *	428	2,885
Cadiz Inc *	1,922	25,947
CAI International Inc *	782	16,625
Cal-Maine Foods Inc *	2,558	111,785
Calyxt Inc *	145	1,902
Cambium Learning Group Inc *	950	10,640
Capella Education Co	65	5,678
Cara Therapeutics Inc *	325	4,024
Career Education Corp *	6,044	79,418
Carriage Services Inc	782	21,630
CBIZ Inc *	4,571	83,421
Celldex Therapeutics Inc *	11,749	27,375
Central Garden & Pet Co *	822	35,346
Central Garden & Pet Co ‘A’ *	2,771	109,759
Cerus Corp *	1,353	7,414
Chimerix Inc *	4,223	21,960
Clearside Biomedical Inc *	796	8,541
Collegium Pharmaceutical Inc *	2,101	53,681
Community Health Systems Inc *	8,487	33,609
Concert Pharmaceuticals Inc *	916	20,976
ConforMIS Inc *	3,315	4,807
CONMED Corp	2,448	155,032
Corvus Pharmaceuticals Inc *	755	8,705
CRA International Inc	708	37,021
Cross Country Healthcare Inc *	1,696	18,843
CryoLife Inc *	904	18,125
CSS Industries Inc	794	13,895
Cue Biopharma Inc *	205	2,880
Darling Ingredients Inc *	14,357	248,376
Dean Foods Co	7,689	66,279
Deciphera Pharmaceuticals Inc *	189	3,788
Denali Therapeutics Inc *	370	7,285
Dermira Inc *	597	4,770
Diplomat Pharmacy Inc *	4,331	87,270
Dova Pharmaceuticals Inc *	143	3,878
Dynavax Technologies Corp *	4,998	99,210
Editas Medicine Inc *	939	31,128
Emerald Expositions Events Inc	1,501	29,239
Emergent BioSolutions Inc *	1,551	81,660
Enanta Pharmaceuticals Inc *	1,384	111,979
Ennis Inc	2,248	44,286
Enzo Biochem Inc *	145	795
Epizyme Inc *	1,153	20,466
EVERTEC Inc	885	14,470
Farmer Brothers Co *	773	23,345
Fate Therapeutics Inc *	3,247	31,691
Five Prime Therapeutics Inc *	2,934	50,406
FONAR Corp *	41	1,222
Franklin Covey Co *	155	4,170
Fresh Del Monte Produce Inc	2,886	130,563
FTI Consulting Inc *	3,256	157,623
G1 Therapeutics Inc *	309	11,448
Genocea Biosciences Inc *	739	776
Great Lakes Dredge & Dock Corp *	4,647	21,376

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Haemonetics Corp *	902	$65,990
Halyard Health Inc *	4,045	186,394
Heidrick & Struggles International Inc	1,639	51,219
Helen of Troy Ltd *	1,323	115,101
Heron Therapeutics Inc *	686	18,934
Hertz Global Holdings Inc *	4,885	96,967
HMS Holdings Corp *	973	16,385
Horizon Pharma PLC *	14,138	200,760
Hostess Brands Inc *	6,739	99,670
Huron Consulting Group Inc *	1,954	74,447
ICF International Inc	1,599	93,462
ICU Medical Inc *	398	100,455
Idera Pharmaceuticals Inc *	803	1,478
Immune Design Corp *	2,534	8,362
Immunomedics Inc *	5,607	81,918
Impax Laboratories Inc *	6,546	127,320
Information Services Group Inc *	1,166	4,874
Ingles Markets Inc ‘A’	1,259	42,617
Insmed Inc *	975	21,957
Integer Holdings Corp *	2,701	152,742
Intellia Therapeutics Inc *	1,486	31,340
Inter Parfums Inc	814	38,380
Intra-Cellular Therapies Inc *	3,785	79,674
Invacare Corp	2,904	50,530
Iovance Biotherapeutics Inc *	6,120	103,428
K12 Inc *	3,433	48,680
Kala Pharmaceuticals Inc *	328	5,192
Karyopharm Therapeutics Inc *	2,483	33,322
Kelly Services Inc ‘A’	2,727	79,192
Kindred Biosciences Inc *	2,048	17,715
Kindred Healthcare Inc	7,598	69,522
Korn/Ferry International	4,604	237,520
Lannett Co Inc *	2,540	40,767
Lantheus Holdings Inc *	217	3,450
Laureate Education Inc ‘A’ *	4,941	67,939
LHC Group Inc *	84	5,171
Liberty Tax Inc	561	5,666
Limoneira Co	742	17,608
LivaNova PLC *	4,274	378,249
LSC Communications Inc	3,067	53,519
Luminex Corp	2,038	42,941
MacroGenics Inc *	2,160	54,346
Magellan Health Inc *	579	62,011
McGrath RentCorp	1,951	104,749
MediciNova Inc *	520	5,314
Medpace Holdings Inc *	839	29,289
Melinta Therapeutics Inc *	1,239	9,169
Menlo Therapeutics Inc *	147	5,524
Meridian Bioscience Inc	464	6,589
Merrimack Pharmaceuticals Inc	408	3,284
Mersana Therapeutics Inc *	258	4,069
MGP Ingredients Inc	135	12,095
Minerva Neurosciences Inc *	348	2,175
Miragen Therapeutics Inc *	258	1,809
Momenta Pharmaceuticals Inc *	5,090	92,383
MoneyGram International Inc *	2,358	20,326
MyoKardia Inc *	159	7,759
Myriad Genetics Inc *	5,631	166,396
NanoString Technologies Inc *	1,134	8,516
NantKwest Inc *	2,650	10,309
National HealthCare Corp	1,003	59,809
National Research Corp ‘A’	79	2,311
Natural Grocers by Vitamin Cottage Inc *	812	5,814
Nature’s Sunshine Products Inc	979	10,769
Navigant Consulting Inc *	4,092	78,730
Neos Therapeutics Inc *	111	921
Novavax Inc *	17,139	35,992
Novelion Therapeutics Inc * (Canada)	1,389	4,862
Nymox Pharmaceutical Corp * (Canada)	1,756	7,428
Obalon Therapeutics Inc *	581	1,993

	Shares	Value
Odonate Therapeutics Inc *	156	$3,304
Optinose Inc *	120	2,402
OraSure Technologies Inc *	277	4,679
Orthofix International NV *	1,245	73,181
OrthoPediatrics Corp *	104	1,566
Otonomy Inc *	2,517	10,571
Owens & Minor Inc	5,424	84,343
PDL BioPharma Inc *	13,632	40,078
Phibro Animal Health Corp ‘A’	102	4,049
Portola Pharmaceuticals Inc *	379	12,378
Protagonist Therapeutics Inc *	587	5,042
Prothena Corp PLC * (Ireland)	778	28,560
PTC Therapeutics Inc *	690	18,671
Quad/Graphics Inc	1,234	31,282
Quanterix Corp *	82	1,397
Quotient Ltd *	886	4,173
Recro Pharma Inc *	1,133	12,474
REGENXBIO Inc *	1,787	53,342
Rent-A-Center Inc	3,817	32,941
Resources Connection Inc	2,718	44,032
resTORbio Inc *	150	1,437
Retrophin Inc *	3,515	78,595
Revlon Inc ‘A’ *	732	15,079
Rhythm Pharmaceuticals Inc *	189	3,761
Rockwell Medical Inc *	348	1,813
RPX Corp	4,099	43,818
RR Donnelley & Sons Co	4,508	39,355
RTI Surgical Inc *	1,179	5,423
Sanderson Farms Inc	1,777	211,499
Sarepta Therapeutics Inc *	1,286	95,280
scPharmaceuticals Inc *	169	2,096
SEACOR Marine Holdings Inc *	1,449	27,560
Seneca Foods Corp ‘A’ *	628	17,396
ServiceSource International Inc *	2,382	9,075
Sienna Biopharmaceuticals Inc *	348	6,535
Sientra Inc *	1,295	12,510
Smart & Final Stores Inc *	2,018	11,200
Solid Biosciences Inc *	203	1,523
SP Plus Corp *	1,083	38,555
SpartanNash Co	3,269	56,259
Spectrum Pharmaceuticals Inc *	7,748	124,665
Spero Therapeutics Inc *	142	2,024
Stemline Therapeutics Inc *	1,942	29,713
SUPERVALU Inc *	3,422	52,117
Syndax Pharmaceuticals Inc *	116	1,651
Team Inc *	1,414	19,442
Tejon Ranch Co *	1,648	38,085
Tetraphase Pharmaceuticals Inc *	4,589	14,088
Textainer Group Holdings Ltd *	2,419	41,002
The Andersons Inc	2,407	79,672
The Chefs’ Warehouse Inc *	142	3,266
The Ensign Group Inc	1,801	47,366
The Medicines Co *	477	15,712
The Providence Service Corp *	176	12,169
Tivity Health Inc *	1,098	43,536
Tocagen Inc *	176	2,086
Tootsie Roll Industries Inc	449	13,233
Travelport Worldwide Ltd	8,909	145,573
Trevena Inc *	4,941	8,103
Triple-S Management Corp ‘B’ *	1,596	41,719
TrueBlue Inc *	3,431	88,863
United Natural Foods Inc *	4,384	188,249
Universal Corp	2,203	106,845
Utah Medical Products Inc	44	4,349
Vector Group Ltd	4,726	96,363
Vectrus Inc *	801	29,829
Viad Corp	716	37,554
Village Super Market Inc ‘A’	716	18,881
Voyager Therapeutics Inc *	1,522	28,598
Weight Watchers International Inc *	152	9,685

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Weis Markets Inc	852	$34,915
Zogenix Inc *	756	30,278

		10,649,586

Diversified - 0.0%

HRG Group Inc *	576	9,498

Energy - 6.1%

Abraxas Petroleum Corp *	857	1,903
Adams Resources & Energy Inc	195	8,483
Approach Resources Inc *	3,846	10,038
Arch Coal Inc ‘A’	1,686	154,910
Archrock Inc	6,234	54,548
Basic Energy Services Inc *	1,552	22,411
Bonanza Creek Energy Inc *	1,680	46,553
Bristow Group Inc	2,887	37,531
C&J Energy Services Inc *	4,480	115,674
California Resources Corp *	3,801	65,187
Callon Petroleum Co *	17,485	231,501
CARBO Ceramics Inc *	2,047	14,841
Clean Energy Fuels Corp *	12,178	20,094
Cloud Peak Energy Inc *	6,596	19,194
Contango Oil & Gas Co *	2,110	7,491
CVR Energy Inc	1,334	40,314
Delek US Holdings Inc	7,003	285,022
Denbury Resources Inc *	34,389	94,226
Diamond Offshore Drilling Inc *	5,767	84,544
Dril-Quip Inc *	3,258	145,958
Earthstone Energy Inc ‘A’ *	1,653	16,728
Eclipse Resources Corp *	7,836	11,284
Energy XXI Gulf Coast Inc *	2,202	8,456
Ensco PLC ‘A’	36,901	161,995
EP Energy Corp ‘A’ *	3,435	4,603
Era Group Inc *	1,763	16,484
Exterran Corp *	2,865	76,496
Flotek Industries Inc *	4,394	26,803
Forum Energy Technologies Inc *	7,190	79,090
Frank’s International NV	4,438	24,098
FTS International Inc *	1,653	30,399
FutureFuel Corp	2,253	27,013
Gastar Exploration Inc *	8,217	5,610
Geospace Technologies Corp *	1,178	11,627
Green Plains Inc	3,470	58,296
Gulf Island Fabrication Inc	1,222	8,676
Halcon Resources Corp *	12,268	59,745
Hallador Energy Co	1,458	10,016
Helix Energy Solutions Group Inc *	12,555	72,693
HighPoint Resources Corp *	19,149	97,277
Independence Contract Drilling Inc *	3,119	11,790
Jones Energy Inc ‘A’ *	4,078	3,262
Keane Group Inc *	288	4,262
Key Energy Services Inc *	927	10,864
Liberty Oilfield Services Inc ‘A’ *	1,074	18,140
Mammoth Energy Services Inc *	719	23,051
Matrix Service Co *	2,345	32,127
McDermott International Inc *	24,632	150,009
Midstates Petroleum Co Inc *	662	8,824
MRC Global Inc *	7,969	131,010
NACCO Industries Inc ‘A’	364	11,957
Natural Gas Services Group Inc *	1,117	26,640
Newpark Resources Inc *	7,538	61,058
Nine Energy Service Inc *	591	14,391
Noble Corp PLC *	21,791	80,845
NOW Inc *	9,544	97,540
Oasis Petroleum Inc *	23,109	187,183
Oil States International Inc *	4,523	118,503
Pacific Ethanol Inc *	3,852	11,556
Panhandle Oil & Gas Inc ‘A’	414	7,990
Par Pacific Holdings Inc *	1,747	29,996

	Shares	Value
Parker Drilling Co *	12,051	$7,652
Pattern Energy Group Inc ‘A’	5,554	96,029
PDC Energy Inc *	5,766	282,707
Peabody Energy Corp	5,871	214,292
Penn Virginia Corp *	127	4,450
PHI Inc *	1,051	10,762
Pioneer Energy Services Corp *	6,816	18,403
ProPetro Holding Corp *	1,688	26,822
Quintana Energy Services Inc *	448	4,368
Ramaco Resources Inc *	555	3,990
Ranger Energy Services Inc *	442	3,598
Renewable Energy Group Inc *	3,024	38,707
Resolute Energy Corp *	1,692	58,628
REX American Resources Corp *	518	37,710
Ring Energy Inc *	255	3,659
Rosehill Resources Inc *	71	417
Rowan Cos PLC ‘A’ *	10,409	120,120
SandRidge Energy Inc *	2,850	41,354
SEACOR Holdings Inc *	1,466	74,913
SemGroup Corp ‘A’	5,921	126,709
SilverBow Resources Inc *	381	11,087
SRC Energy Inc *	18,486	174,323
Stone Energy Corp *	1,741	64,591
SunCoke Energy Inc *	5,749	61,859
Sunrun Inc *	7,686	68,636
Superior Energy Services Inc *	12,981	109,430
TerraForm Power Inc ‘A’	4,053	43,489
TETRA Technologies Inc *	10,236	38,385
Thermon Group Holdings Inc *	2,883	64,608
Trecora Resources *	1,762	23,963
Ultra Petroleum Corp *	15,881	66,224
Unit Corp *	4,357	86,094
Vivint Solar Inc *	2,421	8,837
W&T Offshore Inc *	7,897	34,984
Warrior Met Coal Inc	2,863	80,193
Westmoreland Coal Co *	2,505	1,027
WildHorse Resource Development Corp *	4,137	78,975

		5,500,805

Financial - 39.6%

1st Source Corp	1,437	72,741
Acadia Realty Trust REIT	7,160	176,136
Access National Corp	1,243	35,463
ACNB Corp	626	18,311
AG Mortgage Investment Trust Inc REIT	2,520	43,772
Agree Realty Corp REIT	2,520	121,061
Aircastle Ltd	4,239	84,187
Alexander & Baldwin Inc REIT	6,087	140,792
Alexander’s Inc REIT	8	3,050
Allegiance Bancshares Inc *	296	11,588
Ambac Financial Group Inc *	4,045	63,426
American Assets Trust Inc REIT	2,236	74,705
American Equity Investment Life Holding Co	7,516	220,670
American National Bankshares Inc	737	27,711
Ameris Bancorp	769	40,680
AMERISAFE Inc	1,700	93,925
Ames National Corp	783	21,533
AmTrust Financial Services Inc	7,607	93,642
Anworth Mortgage Asset Corp REIT	8,672	41,626
Apollo Commercial Real Estate Finance Inc REIT	9,557	171,835
Ares Commercial Real Estate Corp REIT	2,401	29,652
Argo Group International Holdings Ltd	2,917	167,436
Arlington Asset Investment Corp ‘A’	2,438	26,916
Armada Hoffler Properties Inc REIT	385	5,271
ARMOUR Residential REIT Inc	3,710	86,369
Arrow Financial Corp	1,070	36,326
Ashford Hospitality Prime Inc REIT	2,379	23,124
Ashford Hospitality Trust Inc REIT	6,889	44,503
Associated Capital Group Inc ‘A’	341	12,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Atlantic Capital Bancshares Inc *	1,517	$27,458
Atlas Financial Holdings Inc *	444	4,595
B. Riley Financial Inc	1,865	36,367
Baldwin & Lyons Inc ‘B’	834	18,348
Banc of California Inc	3,872	74,730
BancFirst Corp	1,500	79,650
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,730	77,805
BancorpSouth Bank	7,394	235,129
Bank of Commerce Holdings	1,399	16,298
Bank of Marin Bancorp	601	41,439
BankFinancial Corp	1,265	21,480
Bankwell Financial Group Inc	452	14,591
Banner Corp	2,891	160,422
Bar Harbor Bankshares	1,354	37,533
BCB Bancorp Inc	1,138	17,810
Bear State Financial Inc	1,705	17,476
Beneficial Bancorp Inc	6,042	93,953
Berkshire Hills Bancorp Inc	3,553	134,836
Blue Capital Reinsurance Holdings Ltd (Bermuda)	526	6,417
Blue Hills Bancorp Inc	1,071	22,330
Bluerock Residential Growth REIT Inc	2,061	17,519
BofI Holding Inc *	3,048	123,535
Boston Private Financial Holdings Inc	7,417	111,626
Bridge Bancorp Inc	1,694	56,834
Brookline Bancorp Inc	6,676	108,151
Bryn Mawr Bank Corp	1,557	68,430
BSB Bancorp Inc *	564	17,258
Byline Bancorp Inc *	1,343	30,795
C&F Financial Corp	293	15,412
Cadence BanCorp	2,582	70,308
Camden National Corp	1,375	61,187
Capital City Bank Group Inc	998	24,701
Capitol Federal Financial Inc	11,439	141,272
Capstar Financial Holdings Inc *	565	10,639
Capstead Mortgage Corp REIT	8,488	73,421
CareTrust REIT Inc	471	6,311
Carolina Financial Corp	411	16,144
CatchMark Timber Trust Inc ‘A’ REIT	3,861	48,147
Cathay General Bancorp	6,636	265,307
CBL & Associates Properties Inc REIT	15,054	62,775
CBTX Inc	216	6,359
Cedar Realty Trust Inc REIT	7,877	31,035
CenterState Bank Corp	5,385	142,864
Central Pacific Financial Corp	2,352	66,938
Central Valley Community Bancorp	895	17,506
Century Bancorp Inc ‘A’	261	20,723
Charter Financial Corp	870	17,739
Chatham Lodging Trust REIT	3,987	76,351
Chemical Financial Corp	6,244	341,422
Chemung Financial Corp	291	13,523
Cherry Hill Mortgage Investment Corp REIT	1,055	18,505
Chesapeake Lodging Trust REIT	5,072	141,052
Citizens & Northern Corp	1,082	24,983
Citizens Inc *	4,202	30,759
City Holding Co	1,349	92,487
City Office REIT Inc	2,588	29,917
Civista Bancshares Inc	891	20,368
Clifton Bancorp Inc	1,748	27,356
Clipper Realty Inc REIT	1,244	10,537
CNB Financial Corp	1,336	38,864
CNO Financial Group Inc	14,563	315,580
CoBiz Financial Inc	3,099	60,740
Codorus Valley Bancorp Inc	774	21,765
Columbia Banking System Inc	5,657	237,311
Community Bank System Inc	4,370	234,057
Community Bankers Trust Corp *	1,992	17,928
Community Healthcare Trust Inc REIT	1,239	31,892
Community Trust Bancorp Inc	1,373	62,060

	Shares	Value
ConnectOne Bancorp Inc	1,960	$56,448
Consolidated-Tomoka Land Co	30	1,886
CorEnergy Infrastructure Trust Inc REIT	1,062	39,867
County Bancorp Inc	422	12,327
Cousins Properties Inc REIT	37,037	321,481
Cowen Inc *	2,186	28,855
Crawford & Co ‘B’	211	1,734
Curo Group Holdings Corp *	555	9,546
Customers Bancorp Inc *	2,408	70,193
CVB Financial Corp	8,972	203,126
CYS Investments Inc REIT	13,780	92,602
DiamondRock Hospitality Co REIT	17,274	180,341
Dime Community Bancshares Inc	2,822	51,925
DNB Financial Corp	278	9,911
Donegal Group Inc ‘A’	788	12,450
Dynex Capital Inc REIT	4,603	30,518
Eagle Bancorp Inc *	544	32,558
Easterly Government Properties Inc REIT	3,760	76,704
Education Realty Trust Inc REIT	6,594	215,953
eHealth Inc *	139	1,989
Elevate Credit Inc *	1,445	10,231
Ellington Residential Mortgage REIT	838	9,184
EMC Insurance Group Inc	789	21,366
Employers Holdings Inc	2,828	114,393
Encore Capital Group Inc *	2,140	96,728
Enova International Inc *	2,025	44,651
Enstar Group Ltd * (Bermuda)	992	208,568
Entegra Financial Corp *	606	17,574
Enterprise Bancorp Inc	856	30,208
Enterprise Financial Services Corp	1,962	92,018
Equity Bancshares Inc ‘A’ *	635	24,867
ESSA Bancorp Inc	813	11,927
Evans Bancorp Inc	418	18,915
Farmers & Merchants Bancorp Inc	795	32,094
Farmers Capital Bank Corp	657	26,247
Farmers National Banc Corp	2,369	32,811
Farmland Partners Inc REIT	2,863	23,906
FB Financial Corp *	582	23,623
FBL Financial Group Inc ‘A’	886	61,444
FCB Financial Holdings Inc ‘A’ *	3,264	166,790
Federal Agricultural Mortgage Corp ‘C’	789	68,659
Federated National Holding Co	1,066	16,811
Fidelity Southern Corp	1,976	45,586
Financial Institutions Inc	1,338	39,605
First Bancorp Inc	935	26,161
First Bancorp NC	2,506	89,339
First BanCorp PR *	17,137	103,165
First Busey Corp	3,652	108,537
First Business Financial Services Inc	735	18,493
First Citizens BancShares Inc ‘A’	656	271,085
First Commonwealth Financial Corp	8,252	116,601
First Community Bancshares Inc	1,494	44,596
First Connecticut Bancorp Inc	1,000	25,600
First Defiance Financial Corp	889	50,957
First Financial Bancorp	5,486	161,014
First Financial Bankshares Inc	1,966	91,026
First Financial Corp	958	39,853
First Financial Northwest Inc	645	10,804
First Foundation Inc *	1,759	32,612
First Guaranty Bancshares Inc	410	10,656
First Industrial Realty Trust Inc REIT	8,230	240,563
First Internet Bancorp	715	26,455
First Interstate BancSystem Inc ‘A’	2,282	90,253
First Merchants Corp	3,660	152,622
First Mid-Illinois Bancshares Inc	914	33,315
First Midwest Bancorp Inc	8,859	217,843
First Northwest Bancorp *	878	14,829
Flagstar Bancorp Inc *	1,899	67,225
Flushing Financial Corp	2,482	66,915
FNB Bancorp	482	17,733

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Forestar Group Inc *	936	$19,796
Four Corners Property Trust Inc REIT	1,678	38,745
Franklin Financial Network Inc *	780	25,428
Franklin Street Properties Corp REIT	9,338	78,533
Front Yard Residential Corp REIT	4,432	44,542
FRP Holdings Inc *	587	32,872
Fulton Financial Corp	15,091	267,865
GAIN Capital Holdings Inc	3,053	20,608
GAMCO Investors Inc ‘A’	394	9,783
Genworth Financial Inc ‘A’ *	42,975	121,619
German American Bancorp Inc	1,906	63,565
Getty Realty Corp REIT	2,769	69,834
Glacier Bancorp Inc	5,690	218,382
Gladstone Commercial Corp REIT	2,518	43,662
Global Indemnity Ltd (Cayman)	755	26,063
Global Medical REIT Inc	1,507	10,474
Global Net Lease Inc REIT	6,031	101,803
Government Properties Income Trust REIT	8,683	118,610
Gramercy Property Trust REIT	11,881	258,174
Granite Point Mortgage Trust Inc REIT	3,843	63,563
Great Ajax Corp REIT	1,461	19,797
Great Southern Bancorp Inc	975	48,701
Great Western Bancorp Inc	5,132	206,666
Green Bancorp Inc *	1,740	38,715
Greene County Bancorp Inc	48	1,762
Greenhill & Co Inc	2,167	40,089
Greenlight Capital Re Ltd ‘A’ *	2,662	42,725
Griffin Industrial Realty Inc	72	2,702
Guaranty Bancorp	1,764	50,009
Hallmark Financial Services Inc *	1,243	11,088
Hamilton Lane Inc ‘A’	396	14,743
Hancock Holding Co	7,444	384,855
Hanmi Financial Corp	2,791	85,823
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,533	88,393
HarborOne Bancorp Inc *	594	10,490
HCI Group Inc	288	10,990
Healthcare Realty Trust Inc REIT	10,732	297,384
Heartland Financial USA Inc	2,181	115,702
Heritage Commerce Corp	2,943	48,501
Heritage Financial Corp	2,605	79,713
Heritage Insurance Holdings Inc	1,695	25,696
Hersha Hospitality Trust REIT	3,463	61,988
Hilltop Holdings Inc	6,541	153,452
Hingham Institution for Savings	59	12,154
Home Bancorp Inc	588	25,384
Home BancShares Inc	2,706	61,724
HomeStreet Inc *	2,410	69,046
HomeTrust Bancshares Inc *	1,494	38,919
Hope Bancorp Inc	11,243	204,510
Horace Mann Educators Corp	3,515	150,266
Horizon Bancorp	2,055	61,671
Howard Bancorp Inc *	631	12,494
IBERIABANK Corp	4,469	348,582
Impac Mortgage Holdings Inc *	886	6,999
Independence Holding Co	549	19,572
Independence Realty Trust Inc REIT	7,542	69,236
Independent Bank Corp MA	2,333	166,926
Independent Bank Corp MI	1,816	41,586
Independent Bank Group Inc	1,773	125,351
Industrial Logistics Properties Trust REIT *	1,231	25,039
Infinity Property & Casualty Corp	818	96,851
InfraREIT Inc *	3,793	73,698
International Bancshares Corp	4,735	184,191
INTL. FCStone Inc *	1,352	57,703
Invesco Mortgage Capital Inc REIT	10,008	163,931
Investar Holding Corp	493	12,744
Investment Technology Group Inc	2,515	49,646
Investors Bancorp Inc	22,802	311,019
Investors Real Estate Trust REIT	10,788	55,990

	Shares	Value
Investors Title Co	28	$5,597
iStar Inc REIT *	5,898	59,983
James River Group Holdings Ltd	2,272	80,588
Jernigan Capital Inc REIT	1,194	21,611
Kearny Financial Corp	6,874	89,362
Kemper Corp	3,461	197,277
Kennedy-Wilson Holdings Inc	5,108	88,879
Kingstone Cos Inc	824	13,843
Kite Realty Group Trust REIT	7,380	112,397
KKR Real Estate Finance Trust Inc REIT	1,360	27,282
Ladder Capital Corp REIT	7,029	105,997
Ladenburg Thalmann Financial Services Inc	8,251	26,981
Lakeland Bancorp Inc	4,029	79,976
Lakeland Financial Corp	1,693	78,267
LaSalle Hotel Properties REIT	9,954	288,766
LCNB Corp	818	15,542
LegacyTexas Financial Group Inc	2,457	105,209
LendingClub Corp *	2,348	8,218
Lexington Realty Trust REIT	19,379	152,513
LTC Properties Inc REIT	2,072	78,736
Luther Burbank Corp	1,129	13,559
Macatawa Bank Corp	2,412	24,771
Mack-Cali Realty Corp REIT	7,744	129,402
Maiden Holdings Ltd	5,456	35,464
MainSource Financial Group Inc	2,206	89,674
Malvern Bancorp Inc *	580	15,080
Marlin Business Services Corp	525	14,884
MB Financial Inc	6,514	263,687
MBIA Inc *	7,930	73,432
MBT Financial Corp	1,603	17,232
MedEquities Realty Trust Inc REIT	1,898	19,948
Medley Management Inc ‘A’	264	1,505
Mercantile Bank Corp	1,450	48,212
Merchants Bancorp	585	12,578
Meridian Bancorp Inc	3,585	72,238
Meta Financial Group Inc	748	81,682
Metropolitan Bank Holding Corp *	286	12,043
MGIC Investment Corp *	32,727	425,451
Middlefield Banc Corp	237	11,637
Midland States Bancorp Inc	1,294	40,839
MidSouth Bancorp Inc	1,225	15,496
MidWestOne Financial Group Inc	996	33,157
Monmouth Real Estate Investment Corp REIT	5,502	82,750
MTGE Investment Corp REIT	4,073	72,907
MutualFirst Financial Inc	559	20,264
National Bank Holdings Corp ‘A’	1,427	47,448
National Bankshares Inc	613	27,616
National Commerce Corp *	574	24,998
National General Holdings Corp	1,704	41,424
National Health Investors Inc REIT	1,959	131,821
National Storage Affiliates Trust REIT	4,018	100,771
National Western Life Group Inc ‘A’	201	61,281
Nationstar Mortgage Holdings Inc *	2,608	46,840
NBT Bancorp Inc	3,654	129,644
Nelnet Inc ‘A’	1,703	89,254
New Senior Investment Group Inc REIT	7,331	59,968
New York Mortgage Trust Inc REIT	9,979	59,175
Newmark Group Inc ‘A’ *	1,424	21,631
NexPoint Residential Trust Inc REIT	1,463	36,341
NI Holdings Inc *	928	15,498
Nicolet Bankshares Inc *	790	43,505
NMI Holdings Inc ‘A’ *	4,305	71,248
Northeast Bancorp	668	13,694
Northfield Bancorp Inc	3,494	54,541
Northrim BanCorp Inc	605	20,903
NorthStar Realty Europe Corp REIT	4,865	63,342
Northwest Bancshares Inc	8,406	139,203
Norwood Financial Corp	522	15,707
OceanFirst Financial Corp	3,552	95,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Oconee Federal Financial Corp	94	$2,708
Ocwen Financial Corp *	9,043	37,257
OFG Bancorp	3,863	40,368
Ohio Valley Banc Corp	368	15,401
Old Line Bancshares Inc	669	22,077
Old National Bancorp	11,952	201,989
Old Point Financial Corp	327	8,626
Old Second Bancorp Inc	2,597	36,098
On Deck Capital Inc *	4,475	25,015
One Liberty Properties Inc REIT	1,330	29,393
Oppenheimer Holdings Inc ‘A’	861	22,171
Opus Bank	581	16,268
Orchid Island Capital Inc REIT	4,524	33,342
Oritani Financial Corp	3,502	53,756
Orrstown Financial Services Inc	673	16,253
Owens Realty Mortgage Inc REIT	885	12,903
Pacific Mercantile Bancorp *	1,417	13,532
Pacific Premier Bancorp Inc *	2,272	91,334
Park National Corp	1,191	123,578
Parke Bancorp Inc	520	10,816
PCSB Financial Corp *	1,624	34,072
Peapack Gladstone Financial Corp	1,587	52,990
Pebblebrook Hotel Trust REIT	5,964	204,863
Penns Woods Bancorp Inc	415	17,559
Pennsylvania REIT	6,110	58,961
PennyMac Financial Services Inc ‘A’ *	727	16,467
PennyMac Mortgage Investment Trust REIT	5,392	97,218
People’s Utah Bancorp	1,088	35,142
Peoples Bancorp Inc	1,330	47,148
Peoples Bancorp of North Carolina Inc	423	12,995
Peoples Financial Services Corp	617	28,166
PHH Corp *	2,847	29,780
Physicians Realty Trust REIT	7,319	113,957
Piper Jaffray Cos	1,214	100,823
PJT Partners Inc ‘A’	1,613	80,811
PRA Group Inc *	1,617	61,446
Preferred Apartment Communities Inc ‘A’ REIT	3,422	48,558
Premier Financial Bancorp Inc	866	16,116
Provident Bancorp Inc *	367	9,744
Provident Financial Holdings Inc	482	8,719
Provident Financial Services Inc	5,288	135,320
Prudential Bancorp Inc	731	13,260
Pzena Investment Management Inc ‘A’	312	3,473
QCR Holdings Inc	1,081	48,483
Quality Care Properties Inc REIT *	8,260	160,492
R1 RCM Inc *	795	5,676
Radian Group Inc	19,094	363,550
Rafael Holdings Inc ‘B’ *	288	1,397
RAIT Financial Trust REIT	7,115	1,149
Ramco-Gershenson Properties Trust REIT	7,043	87,051
RBB Bancorp	651	17,167
RE/MAX Holdings Inc ‘A’	1,589	96,055
Redfin Corp *	3,567	81,435
Redwood Trust Inc REIT	6,834	105,722
Regional Management Corp *	836	26,618
Reliant Bancorp Inc	622	14,175
Renasant Corp	4,043	172,070
Republic Bancorp Inc ‘A’	875	33,513
Republic First Bancorp Inc *	3,404	29,615
Resource Capital Corp REIT	2,689	25,572
Retail Opportunity Investments Corp REIT	8,637	152,616
Rexford Industrial Realty Inc REIT	4,084	117,578
Riverview Bancorp Inc	1,956	18,269
RLI Corp	544	34,484
RLJ Lodging Trust REIT	14,875	289,170
S&T Bancorp Inc	3,068	122,536
Sabra Health Care REIT Inc	12,756	225,143
Safeguard Scientifics Inc *	1,808	22,148
Safety Income & Growth Inc REIT	700	11,193

	Shares	Value
Safety Insurance Group Inc	1,299	$99,828
Sandy Spring Bancorp Inc	2,869	111,202
Saul Centers Inc REIT	75	3,823
Seacoast Banking Corp of Florida *	3,797	100,507
Select Income REIT	5,643	109,926
Selective Insurance Group Inc	5,094	309,206
Seritage Growth Properties REIT	2,273	80,805
Shore Bancshares Inc	1,129	21,293
SI Financial Group Inc	1,005	14,472
Sierra Bancorp	1,221	32,527
Simmons First National Corp ‘A’	7,393	210,331
SmartFinancial Inc *	642	15,126
South State Corp	2,965	252,914
Southern First Bancshares Inc *	593	26,389
Southern Missouri Bancorp Inc	578	21,155
Southern National Bancorp of Virginia Inc	1,925	30,492
Southside Bancshares Inc	2,454	85,252
STAG Industrial Inc REIT	8,197	196,072
State Auto Financial Corp	1,422	40,627
State Bank Financial Corp	3,354	100,654
Sterling Bancorp	18,825	424,504
Sterling Bancorp Inc	1,441	19,468
Stewart Information Services Corp	1,777	78,081
Stifel Financial Corp	5,823	344,896
Stock Yards Bancorp Inc	1,959	68,761
Stratus Properties Inc	534	16,127
Summit Financial Group Inc	989	24,735
Summit Hotel Properties Inc REIT	9,250	125,892
Sunstone Hotel Investors Inc REIT	19,945	303,563
Sutherland Asset Management Corp REIT	1,611	24,407
Terreno Realty Corp REIT	3,558	122,787
Territorial Bancorp Inc	683	20,258
Texas Capital Bancshares Inc *	1,032	92,777
The Bancorp Inc *	4,392	47,434
The Bank of NT Butterfield & Son Ltd (Bermuda)	1,392	62,473
The Community Financial Corp	354	13,176
The First Bancshares Inc	932	30,057
The First of Long Island Corp	1,556	42,712
The GEO Group Inc REIT	8,232	168,509
The Navigators Group Inc	1,834	105,730
The St Joe Co *	3,950	74,457
Third Point Reinsurance Ltd * (Bermuda)	4,079	56,902
Tier REIT Inc	4,275	79,002
Timberland Bancorp Inc	560	17,024
Tiptree Inc	2,419	15,361
Tompkins Financial Corp	1,233	93,412
Towne Bank	5,695	162,877
TPG RE Finance Trust Inc REIT	1,829	36,379
Transcontinental Realty Investors Inc *	151	6,132
TriCo Bancshares	1,824	67,889
TriState Capital Holdings Inc *	1,437	33,410
Triumph Bancorp Inc *	1,565	64,478
TrustCo Bank Corp	8,283	69,991
Trustmark Corp	5,832	181,725
Two River Bancorp	659	11,895
UMB Financial Corp	3,949	285,868
UMH Properties Inc REIT	446	5,981
Umpqua Holdings Corp	19,639	420,471
Union Bankshares Corp	4,981	182,853
Union Bankshares Inc	30	1,524
United Bankshares Inc	8,729	307,697
United Community Banks Inc	6,337	200,566
United Community Financial Corp	4,451	43,887
United Financial Bancorp Inc	4,541	73,564
United Fire Group Inc	1,881	90,025
United Insurance Holdings Corp	438	8,383
United Security Bancshares	1,187	12,760
Unity Bancorp Inc	711	15,642
Universal Insurance Holdings Inc	684	21,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Univest Corp of Pennsylvania	2,540	$70,358
Urstadt Biddle Properties Inc ‘A’ REIT	2,654	51,222
Valley National Bancorp	22,832	284,487
Veritex Holdings Inc *	982	27,172
Virtus Investment Partners Inc	528	65,366
Waddell & Reed Financial Inc ‘A’	6,252	126,353
Walker & Dunlop Inc	350	20,797
Washington REIT	4,461	121,785
Washington Federal Inc	7,484	258,946
Washington Prime Group Inc REIT	16,659	111,116
Washington Trust Bancorp Inc	1,342	72,132
Waterstone Financial Inc	2,080	35,984
WesBanco Inc	3,622	153,211
West Bancorporation Inc	1,118	28,621
Westamerica Bancorporation	2,263	131,435
Western Asset Mortgage Capital Corp REIT	3,168	30,698
Western New England Bancorp Inc	2,302	24,516
Whitestone REIT	3,330	34,599
Wintrust Financial Corp	4,917	423,108
WMIH Corp *	17,322	24,597
World Acceptance Corp *	543	57,178
WSFS Financial Corp	1,872	89,669
Xenia Hotels & Resorts Inc REIT	9,302	183,435

		35,391,133

Industrial - 11.7%

AAR Corp	2,781	122,670
Actuant Corp ‘A’	2,597	60,380
Advanced Emissions Solutions Inc	543	6,201
Aegion Corp *	2,881	66,004
Aerovironment Inc *	1,872	85,195
Alamo Group Inc	111	12,199
Albany International Corp ‘A’	545	34,171
American Railcar Industries Inc	647	24,204
Ampco-Pittsburgh Corp	784	6,978
AquaVenture Holdings Ltd *	1,033	12,830
ArcBest Corp	2,011	64,453
Ardmore Shipping Corp * (Ireland)	1,438	10,929
Armstrong Flooring Inc *	1,931	26,204
Astec Industries Inc	952	52,531
Atlas Air Worldwide Holdings Inc *	2,077	125,555
AVX Corp	4,116	68,120
Babcock & Wilcox Enterprises Inc *	8,275	36,162
Barnes Group Inc	3,775	226,085
Bel Fuse Inc ‘B’	655	12,379
Belden Inc	3,661	252,389
Benchmark Electronics Inc	4,453	132,922
Boise Cascade Co	2,780	107,308
Brady Corp ‘A’	898	33,361
Briggs & Stratton Corp	3,720	79,645
Cactus Inc ‘A’ *	1,694	45,619
Caesarstone Ltd (Israel)	731	14,364
Casella Waste Systems Inc ‘A’ *	2,807	65,628
CECO Environmental Corp	2,678	11,917
Chart Industries Inc *	2,639	155,780
Chicago Bridge & Iron Co NV	8,988	129,427
CIRCOR International Inc	751	32,038
Columbus McKinnon Corp	1,966	70,461
Control4 Corp *	229	4,919
Core Molding Technologies Inc	659	11,750
Costamare Inc (Monaco)	4,543	28,348
Covenant Transportation Group Inc ‘A’ *	1,060	31,620
Cree Inc *	8,587	346,142
CTS Corp	2,856	77,683
Cubic Corp	2,167	137,821
Curtiss-Wright Corp	993	134,124
CyberOptics Corp *	286	5,148
Daseke Inc *	211	2,066
DHT Holdings Inc	7,645	25,993
DMC Global Inc	1,260	33,705

	Shares	Value
Dorian LPG Ltd *	2,005	$15,017
Ducommun Inc *	941	28,588
DXP Enterprises Inc *	320	12,464
Eagle Bulk Shipping Inc *	3,449	17,073
Echo Global Logistics Inc *	2,355	64,998
Electro Scientific Industries Inc *	2,890	55,864
EMCOR Group Inc	1,292	100,686
Encore Wire Corp	1,810	102,627
ESCO Technologies Inc	2,271	132,967
Esterline Technologies Corp *	2,258	165,173
Evoqua Water Technologies Corp *	1,970	41,941
FARO Technologies Inc *	1,100	64,240
Federal Signal Corp	3,998	88,036
Fitbit Inc ‘A’ *	17,270	88,077
Franklin Electric Co Inc	221	9,006
FreightCar America Inc	1,081	14,485
Frontline Ltd (Norway)	6,877	30,465
GasLog Ltd (Monaco)	3,646	59,977
GATX Corp	3,322	227,524
Genco Shipping & Trading Ltd *	686	9,755
Gencor Industries Inc *	792	12,751
Gener8 Maritime Inc *	4,215	23,815
General Cable Corp	289	8,554
Gibraltar Industries Inc *	2,832	95,863
Global Brass & Copper Holdings Inc	151	5,051
Golar LNG Ltd (NOTC) (Bermuda)	8,344	228,292
GP Strategies Corp *	102	2,310
Graham Corp	855	18,314
Granite Construction Inc	784	43,794
Greif Inc ‘A’	305	15,936
Greif Inc ‘B’	71	4,136
Griffon Corp	383	6,990
Hardinge Inc	1,027	18,815
Haynes International Inc	1,106	41,044
Heartland Express Inc	195	3,508
Heritage-Crystal Clean Inc *	563	13,259
Hill International Inc *	289	1,647
Hub Group Inc ‘A’ *	2,910	121,783
Hudson Ltd ‘A’ * (United Kingdom)	1,723	27,413
Hurco Cos Inc	556	25,520
Hyster-Yale Materials Handling Inc	149	10,420
IES Holdings Inc *	784	11,878
II-VI Inc *	3,797	155,297
Insteel Industries Inc	169	4,669
International Seaways Inc *	2,623	46,165
Kaman Corp	2,254	140,018
KBR Inc	10,798	174,820
Kimball Electronics Inc *	2,354	38,017
KLX Inc *	4,430	314,796
Knowles Corp *	7,859	98,945
Kratos Defense & Security Solutions Inc *	4,704	48,404
Lawson Products Inc *	129	3,257
Layne Christensen Co *	1,609	24,006
LB Foster Co ‘A’ *	744	17,521
Littelfuse Inc	145	30,186
Louisiana-Pacific Corp	788	22,671
LSB Industries Inc *	1,942	11,904
LSI Industries Inc	2,205	17,883
Marten Transport Ltd	3,477	79,276
Matson Inc	1,989	56,965
Milacron Holdings Corp *	707	14,239
Mistras Group Inc *	1,383	26,194
Moog Inc ‘A’ *	2,509	206,767
Mueller Water Products Inc ‘A’	5,374	58,415
MYR Group Inc *	786	24,225
National Presto Industries Inc	397	37,219
Navios Maritime Acquisition Corp	7,481	6,284
Navios Maritime Holdings Inc * (Monaco)	8,217	7,378
NL Industries Inc *	753	5,911
Nordic American Tankers Ltd	12,422	24,099

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Northwest Pipe Co *	858	$14,843
NV5 Global Inc *	177	9,868
NVE Corp	28	2,327
Olympic Steel Inc	820	16,818
Orion Group Holdings Inc *	1,275	8,402
Overseas Shipholding Group Inc ‘A’ *	4,050	11,502
Park Electrochemical Corp	1,712	28,830
Park-Ohio Holdings Corp	796	30,925
Plexus Corp *	2,899	173,157
Powell Industries Inc	782	20,989
Quanex Building Products Corp	2,862	49,799
Revolution Lighting Technologies Inc *	991	3,399
Rexnord Corp *	9,066	269,079
Roadrunner Transportation Systems Inc *	2,732	6,939
Safe Bulkers Inc * (Greece)	4,400	13,948
Saia Inc *	1,273	95,666
Sanmina Corp *	6,100	159,515
Schneider National Inc ‘B’	265	6,906
Scorpio Bulkers Inc	5,374	37,887
Scorpio Tankers Inc (Monaco)	24,032	47,103
Ship Finance International Ltd (Norway)	5,324	76,133
Simpson Manufacturing Co Inc	3,127	180,084
Sparton Corp *	802	13,963
SPX FLOW Inc *	2,759	135,715
Standex International Corp	234	22,312
Sterling Construction Co Inc *	1,759	20,158
Stoneridge Inc *	2,405	66,378
SunPower Corp *	5,329	42,525
SYNNEX Corp	2,019	239,050
Tech Data Corp *	2,839	241,684
Teekay Corp (Bermuda)	5,602	45,320
Teekay Tankers Ltd ‘A’ (Bermuda)	18,235	21,700
Tennant Co	78	5,281
Tetra Tech Inc	334	16,349
The Eastern Co	503	14,335
The Gorman-Rupp Co	1,579	46,186
The Greenbrier Cos Inc	2,467	123,967
The Manitowoc Co Inc *	2,841	80,855
TimkenSteel Corp *	3,536	53,712
TopBuild Corp *	1,271	97,257
Tredegar Corp	2,312	41,500
TriMas Corp *	4,060	106,575
Trinseo SA	1,191	88,194
Triumph Group Inc	4,354	109,721
TTM Technologies Inc *	6,488	99,201
Tutor Perini Corp *	2,819	62,159
Twin Disc Inc *	764	16,609
UFP Technologies Inc *	581	17,139
Universal Forest Products Inc	608	19,730
Universal Logistics Holdings Inc	217	4,590
Vicor Corp *	137	3,911
Vishay Intertechnology Inc	11,524	214,346
Vishay Precision Group Inc *	908	28,284
VSE Corp	773	39,980
Watts Water Technologies Inc ‘A’	1,037	80,575
Werner Enterprises Inc	4,251	155,161
Willis Lease Finance Corp *	287	9,838
Worthington Industries Inc	327	14,035
YRC Worldwide Inc *	2,311	20,406
ZAGG Inc *	714	8,711

		10,480,546

Technology - 3.6%

Acxiom Corp *	3,404	77,305
Agilysys Inc *	1,402	16,712
Allscripts Healthcare Solutions Inc *	15,719	194,130
Alpha & Omega Semiconductor Ltd *	1,682	25,987
Ambarella Inc *	1,669	81,764
American Software Inc ‘A’	1,040	13,520
Amkor Technology Inc *	8,637	87,493

	Shares	Value
Aquantia Corp *	262	$4,113
Avid Technology Inc *	905	4,109
AXT Inc *	3,328	24,128
Bottomline Technologies de Inc *	412	15,965
CACI International Inc ‘A’ *	2,156	326,311
Cogint Inc *	1,987	4,968
Cohu Inc	2,060	46,989
Computer Programs & Systems Inc	481	14,045
Convergys Corp	7,970	180,281
Cray Inc *	3,578	74,065
CSG Systems International Inc	525	23,777
Digi International Inc *	2,411	24,833
Digimarc Corp *	51	1,221
Diodes Inc *	2,570	78,282
Donnelley Financial Solutions Inc *	261	4,481
DSP Group Inc *	1,959	23,116
Eastman Kodak Co *	164	877
EMCORE Corp *	1,398	7,969
Engility Holdings Inc *	1,611	39,308
Evolent Health Inc ‘A’ *	4,040	57,570
ForeScout Technologies Inc *	121	3,925
Glu Mobile Inc *	8,897	33,542
GSI Technology Inc *	1,354	10,033
InnerWorkings Inc *	249	2,254
Insight Enterprises Inc *	1,942	67,834
Kopin Corp *	382	1,192
ManTech International Corp ‘A’	2,297	127,415
Maxwell Technologies Inc *	3,269	19,385
Mercury Systems Inc *	322	15,559
MicroStrategy Inc ‘A’ *	372	47,984
Monotype Imaging Holdings Inc	1,922	43,149
MTS Systems Corp	1,595	82,382
Nanometrics Inc *	385	10,357
NantHealth Inc *	1,443	4,401
NetScout Systems Inc *	7,298	192,302
Park City Group Inc *	89	779
PDF Solutions Inc *	138	1,609
pdvWireless Inc *	851	25,402
Photronics Inc *	5,975	49,294
PlayAGS Inc *	253	5,885
Presidio Inc *	1,028	16,078
Progress Software Corp	670	25,762
QAD Inc ‘A’	310	12,912
Quality Systems Inc *	1,694	23,123
Quantum Corp *	2,045	7,444
Radisys Corp *	2,372	1,520
Rambus Inc *	7,146	95,971
Red Violet Inc *	264	1,610
Ribbon Communications Inc *	4,226	21,553
Rosetta Stone Inc *	1,250	16,438
Rudolph Technologies Inc *	282	7,811
SailPoint Technologies Holding Inc *	456	9,435
SecureWorks Corp ‘A’ *	740	5,979
SendGrid Inc *	191	5,375
Sigma Designs Inc *	3,399	21,074
SMART Global Holdings Inc *	349	17,394
Stratasys Ltd *	2,256	45,526
Super Micro Computer Inc *	2,727	46,359
Sykes Enterprises Inc *	3,178	91,971
Synchronoss Technologies Inc *	3,806	40,153
The ExOne Co *	181	1,318
The KeyW Holding Corp *	4,304	33,829
Unisys Corp *	1,361	14,631
VASCO Data Security International Inc *	2,475	32,051
Veeco Instruments Inc *	4,209	71,553
VeriFone Systems Inc *	9,019	138,712
Verint Systems Inc *	4,602	196,045
Virtusa Corp *	655	31,741
Xcerra Corp *	639	7,444

		3,238,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value

Utilities - 5.9%

ALLETE Inc	4,526	$327,003
Ameresco Inc ‘A’ *	1,675	21,775
American States Water Co	1,006	53,378
Artesian Resources Corp ‘A’	708	25,828
Atlantic Power Corp *	2,767	5,811
Avista Corp	5,693	291,766
Black Hills Corp	4,724	256,513
California Water Service Group	1,628	60,643
Chesapeake Utilities Corp	1,248	87,797
Connecticut Water Service Inc	1,060	64,162
Consolidated Water Co Ltd (Cayman)	1,330	19,352
Dynegy Inc *	11,279	152,492
El Paso Electric Co	3,601	183,651
Genie Energy Ltd ‘B’	1,230	6,138
IDACORP Inc	4,474	394,920
MGE Energy Inc	1,605	90,041
Middlesex Water Co	196	7,193
New Jersey Resources Corp	7,115	285,311
Northwest Natural Gas Co	2,438	140,551
NorthWestern Corp	4,415	237,527
NRG Yield Inc ‘A’	3,299	54,236
NRG Yield Inc ‘C’	5,653	96,101
ONE Gas Inc	4,620	305,012
Ormat Technologies Inc	1,878	105,882
Otter Tail Corp	3,464	150,164
PNM Resources Inc	7,049	269,624
Portland General Electric Co	7,973	322,986
RGC Resources Inc	378	9,601
SJW Group	1,459	76,904
South Jersey Industries Inc	6,906	194,473
Southwest Gas Holdings Inc	3,814	257,941
Spark Energy Inc ‘A’	129	1,529
Spire Inc	4,176	301,925
The York Water Co	114	3,534
Unitil Corp	1,308	60,704
WGL Holdings Inc	4,539	379,687

		5,302,155

Total Common Stocks (Cost $77,386,697)		86,789,341

	Shares	Value

EXCHANGE-TRADED FUND - 1.4%

iShares Russell 2000 Value	10,083	$1,228,916

Total Exchange-Traded Fund (Cost $1,244,693)		1,228,916

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $2,040,354; collateralized by U.S. Treasury Notes: 2.000% due 11/15/21 and value $2,085,137)	$2,040,291	2,040,291

Total Short-Term Investment (Cost $2,040,291)		2,040,291

TOTAL INVESTMENTS - 100.7% (Cost $80,671,681)		90,074,419

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(34,985)

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(584,208)

NET ASSETS - 100.0%		$89,455,226

Notes to Schedule of Investments

(a)	As of March 31, 2018, $57,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/18	19	$1,489,625	$1,454,640	($34,985)

(c) Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$15,871	$-	$15,871	$-
	Common Stocks	86,789,341	86,789,341	-	-
	Exchange-Traded Fund	1,228,916	1,228,916	-	-
	Short-Term Investment	2,040,291	-	2,040,291	-

	Total Assets	90,074,419	88,018,257	2,056,162	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(34,985)	(34,985)	-	-

	Total Liabilities	(34,985)	(34,985)	-	-

	Total	$90,039,434	$87,983,272	$2,056,162	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%

Samsung Heavy Industries Co Ltd * Exp 04/27/18	9,299	$18,103

Total Rights (Cost $0)		18,103

PREFERRED STOCKS - 3.1%

Brazil - 2.8%

Banco Bradesco SA	116,224	1,390,555
Braskem SA ADR	4,200	121,758
Centrais Eletricas Brasileiras SA ‘B’	7,500	54,749
Cia Brasileira de Distribuicao	8,044	162,149
Gerdau SA	54,095	253,971
Itau Unibanco Holding SA	138,964	2,159,731
Itau Unibanco Holding SA ADR	2,020	31,512
Lojas Americanas SA	16,673	95,146
Petroleo Brasileiro SA *	193,305	1,253,589
Telefonica Brasil SA	13,000	198,458
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	16,300	53,914

		5,775,532

Chile - 0.1%

Embotelladora Andina SA ‘B’	10,606	52,048
Sociedad Quimica y Minera de Chile SA ‘B’	3,146	153,221

		205,269

Colombia - 0.2%

Banco Davivienda SA	4,225	45,546
Bancolombia SA ADR	3,521	147,952
Grupo Argos SA	12,536	73,581
Grupo Aval Acciones y Valores SA	133,651	55,727
Grupo de Inversiones Suramericana SA	2,948	37,561

		360,367

South Korea - 0.0%

Mirae Asset Daewoo Co Ltd *	2,322	9,814

Total Preferred Stocks (Cost $4,441,678)		6,350,982

CONVERTIBLE PREFERRED STOCKS - 0.0%

Malaysia - 0.0%

SP Setia Bhd Group Series RCPS §	10,320	2,348

Total Convertible Preferred Stocks (Cost $2,225)		2,348

COMMON STOCKS - 96.2%

Brazil - 5.3%

Ambev SA	140,040	1,020,995
Ambev SA ADR	103,817	754,750
B3 SA - Brasil Bolsa Balcao	66,004	533,598
Banco Bradesco SA	35,475	413,371
Banco do Brasil SA	28,016	348,179
Banco Santander Brasil SA	12,300	148,690
BB Seguridade Participacoes SA	25,309	224,385
BRF SA *	10,486	72,512
CCR SA	76,572	289,918
Centrais Eletricas Brasileiras SA *	6,000	38,165
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	147,360

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,310	$45,643
Cia Siderurgica Nacional SA *	30,107	80,250
Cia Siderurgica Nacional SA ADR *	8,700	22,881
Cielo SA	54,074	338,879
Cosan SA Industria e Comercio	5,119	64,363
Embraer SA	27,300	178,199
Engie Brasil Energia SA	7,400	87,775
Equatorial Energia SA	1,900	41,149
Fibria Celulose SA	8,601	169,417
Gerdau SA	6,100	24,297
Hypera SA	13,827	151,444
Itau Unibanco Holding SA	12,446	170,134
JBS SA	76,740	217,335
Klabin SA	25,182	157,890
Kroton Educacional SA	55,743	229,628
Localiza Rent a Car SA	15,900	138,317
Lojas Americanas SA	6,294	26,728
Lojas Renner SA	43,084	448,268
M Dias Branco SA	3,300	50,988
Multiplan Empreendimentos Imobiliarios SA	700	14,562
Natura Cosmeticos SA	8,421	81,622
Petroleo Brasileiro SA *	104,507	739,458
Porto Seguro SA	4,032	59,305
Raia Drogasil SA	8,900	201,645
Rumo SA *	31,400	125,069
Suzano Papel e Celulose SA	26,576	268,541
TIM Participacoes SA	34,131	148,870
Ultrapar Participacoes SA	18,747	402,713
Ultrapar Participacoes SA ADR	2,899	62,676
Vale SA	162,963	2,083,529
WEG SA	4,295	29,414

		10,852,912

Chile - 1.4%

AES Gener SA	91,534	25,959
Aguas Andinas SA ‘A’	94,304	61,344
Banco de Chile	356,114	59,836
Banco de Chile ADR	997	100,278
Banco de Credito e Inversiones SA	1,914	141,986
Banco Santander Chile	450,617	37,966
Banco Santander Chile ADR	5,654	189,466
Cencosud SA	88,417	270,946
Cia Cervecerias Unidas SA	1,697	24,971
Cia Cervecerias Unidas SA ADR	2,391	70,319
Colbun SA	307,733	73,741
Empresa Nacional de Telecomunicaciones SA	8,964	102,837
Empresas CMPC SA	71,629	272,722
Empresas COPEC SA	13,646	214,219
Enel Americas SA	404,419	94,411
Enel Americas SA ADR	19,889	231,110
Enel Chile SA ADR	28,975	185,438
Enel Generacion Chile SA	31,355	25,568
Inversiones Aguas Metropolitanas SA	6,841	12,584
Itau CorpBanca	6,001,264	57,638
Latam Airlines Group SA	10,543	164,158
Latam Airlines Group SA ADR	5,946	91,509
SACI Falabella	26,181	252,819
Sociedad Quimica y Minera de Chile SA ADR	732	35,978

		2,797,803

China - 16.6%

AAC Technologies Holdings Inc	22,000	403,140
Agile Group Holdings Ltd	42,000	87,588
Agricultural Bank of China Ltd ‘H’	388,000	222,806
Air China Ltd ‘H’	82,000	105,897
Alibaba Group Holding Ltd ADR *	18,402	3,377,503
Aluminum Corp of China Ltd ‘H’ *	98,000	55,349

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Angang Steel Co Ltd ‘H’	34,000	$32,988
Anhui Conch Cement Co Ltd ‘H’	36,500	200,858
ANTA Sports Products Ltd	41,000	209,297
BAIC Motor Corp Ltd ‘H’ ~	22,000	27,217
Baidu Inc ADR *	2,746	612,880
Bank of China Ltd ‘H’	1,133,400	619,130
Bank of Communications Co Ltd ‘H’	131,925	104,299
BBMG Corp ‘H’	73,000	33,266
Beijing Capital International Airport Co Ltd ‘H’	66,000	89,138
Beijing Enterprises Holdings Ltd	15,500	81,624
Beijing Enterprises Water Group Ltd	146,000	82,146
Brilliance China Automotive Holdings Ltd	50,000	105,564
BYD Co Ltd ‘H’	21,500	171,203
CGN Power Co Ltd ‘H’ ~	171,000	44,487
China Cinda Asset Management Co Ltd ‘H’	29,000	10,618
China CITIC Bank Corp Ltd ‘H’	132,000	91,077
China Coal Energy Co Ltd ‘H’	58,000	23,330
China Communications Construction Co Ltd ‘H’	101,000	104,443
China Construction Bank Corp ‘H’	1,792,340	1,872,106
China Eastern Airlines Corp Ltd ‘H’	90,000	65,998
China Everbright Bank Co Ltd ‘H’	88,000	42,635
China Everbright International Ltd	63,000	88,955
China Evergrande Group *	96,000	306,847
China Galaxy Securities Co Ltd ‘H’	47,500	31,888
China Hongqiao Group Ltd	61,500	67,572
China Huishan Dairy Holdings Co Ltd *	88,000	88
China International Capital Corp Ltd ‘H’ ~	13,600	27,562
China International Marine Containers Group Co Ltd ‘H’	10,400	16,309
China Life Insurance Co Ltd ‘H’	95,000	265,600
China Longyuan Power Group Corp Ltd ‘H’	83,000	64,099
China Mengniu Dairy Co Ltd	60,000	207,065
China Merchants Bank Co Ltd ‘H’	70,300	291,806
China Merchants Port Holdings Co Ltd	22,957	51,012
China Merchants Securities Co Ltd ‘H’ ~	13,600	19,559
China Minsheng Banking Corp Ltd ‘H’	77,500	76,011
China Mobile Ltd	63,000	577,420
China Mobile Ltd ADR	18,350	839,513
China Molybdenum Co Ltd ‘H’	72,000	55,178
China National Building Material Co Ltd ‘H’	66,000	72,618
China Oilfield Services Ltd ‘H’	46,000	48,255
China Overseas Land & Investment Ltd	150,000	526,018
China Pacific Insurance Group Co Ltd ‘H’	32,800	148,837
China Petroleum & Chemical Corp ‘H’	802,400	711,795
China Railway Construction Corp Ltd ‘H’	64,500	64,907
China Railway Group Ltd ‘H’	113,000	78,699
China Railway Signal & Communication Corp Ltd ‘H’ ~	31,000	24,343
China Reinsurance Group Corp ‘H’	105,000	21,909
China Resources Beer Holdings Co Ltd	43,333	188,899
China Resources Gas Group Ltd	34,000	118,898
China Resources Land Ltd	132,444	486,686
China Resources Pharmaceutical Group Ltd ~	17,000	23,913
China Resources Power Holdings Co Ltd	64,000	117,340
China Shenhua Energy Co Ltd ‘H’	63,000	158,113
China Southern Airlines Co Ltd ‘H’	90,000	94,056
China State Construction International Holdings Ltd	74,250	91,188
China Taiping Insurance Holdings Co Ltd	33,034	110,969
China Telecom Corp Ltd ‘H’	152,000	67,417
China Telecom Corp Ltd ADR	1,644	73,125
China Unicom Hong Kong Ltd *	298,000	381,232
China Unicom Hong Kong Ltd ADR *	4,313	55,336
China Vanke Co Ltd ‘H’	30,800	141,823
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	111,314
CITIC Ltd	83,000	116,877

	Shares	Value
CITIC Securities Co Ltd ‘H’	57,000	$132,107
CNOOC Ltd	78,000	115,494
CNOOC Ltd ADR	2,323	343,502
COSCO SHIPPING Development Co Ltd ‘H’ *	22,000	4,116
COSCO SHIPPING Holdings Co Ltd ‘H’ *	61,000	30,531
Country Garden Holdings Co Ltd	270,580	564,919
CRRC Corp Ltd ‘H’	49,000	42,037
CSPC Pharmaceutical Group Ltd	174,000	469,019
Ctrip.com International Ltd ADR *	4,768	222,284
Dali Foods Group Co Ltd ~	87,000	71,764
Datang International Power Generation Co Ltd ‘H’ *	124,000	37,435
Dongfeng Motor Group Co Ltd ‘H’	82,000	95,730
ENN Energy Holdings Ltd	27,000	242,700
Fosun International Ltd	50,292	110,344
Fuyao Glass Industry Group Co Ltd ‘H’ ~	14,800	57,248
Geely Automobile Holdings Ltd	180,000	527,443
GF Securities Co Ltd ‘H’	24,000	44,454
Great Wall Motor Co Ltd ‘H’	97,500	98,816
Guangdong Investment Ltd	86,000	136,247
Guangshen Railway Co Ltd ‘H’	24,000	14,291
Guangzhou Automobile Group Co Ltd ‘H’	36,000	66,865
Guangzhou R&F Properties Co Ltd ‘H’	56,800	143,656
Haitong Securities Co Ltd ‘H’	80,400	107,090
Hanergy Thin Film Power Group Ltd * Ω ±	122,000	598
Hengan International Group Co Ltd	31,000	288,989
Huadian Power International Corp Ltd ‘H’	64,000	24,737
Huaneng Power International Inc ‘H’	116,000	78,364
Huatai Securities Co Ltd ‘H’ ~	29,000	56,272
Industrial & Commercial Bank of China Ltd ‘H’	1,520,045	1,324,697
JD.com Inc ADR *	6,415	259,743
Jiangsu Expressway Co Ltd ‘H’	46,000	65,309
Jiangxi Copper Co Ltd ‘H’	39,000	56,168
Kunlun Energy Co Ltd	158,000	137,218
Legend Holdings Corp ‘H’ ~	8,300	27,564
Lenovo Group Ltd	286,000	147,099
Logan Property Holdings Co Ltd	34,000	52,336
Longfor Properties Co Ltd	71,000	218,914
Metallurgical Corp of China Ltd ‘H’	69,000	19,810
Minth Group Ltd	22,000	100,938
NetEase Inc ADR	2,122	594,988
New China Life Insurance Co Ltd ‘H’	15,200	71,820
PetroChina Co Ltd ‘H’	386,000	268,122
PICC Property & Casualty Co Ltd ‘H’	86,894	153,544
Ping An Insurance Group Co of China Ltd ‘H’	132,000	1,361,008
Semiconductor Manufacturing International Corp *	87,300	115,511
Shanghai Electric Group Co Ltd ‘H’ *	58,000	20,181
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	24,781
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	21,700	58,413
Shenzhou International Group Holdings Ltd	17,000	180,113
Shimao Property Holdings Ltd	92,426	265,086
Silergy Corp	2,000	45,412
Sinopec Oilfield Service Corp ‘H’ *	50,000	7,600
Sinopec Shanghai Petrochemical Co Ltd ‘H’	130,000	79,436
Sinopharm Group Co Ltd ‘H’	42,400	212,320
Sunac China Holdings Ltd	38,000	149,329
Sunny Optical Technology Group Co Ltd	21,000	394,050
Tencent Holdings Ltd	123,000	6,602,583
The People’s Insurance Co Group of China Ltd ‘H’	164,000	77,563
Tingyi Cayman Islands Holding Corp	96,000	199,140
TravelSky Technology Ltd ‘H’	22,000	64,260

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Tsingtao Brewery Co Ltd ‘H’	10,000	$52,517
Want Want China Holdings Ltd	131,000	105,391
Weichai Power Co Ltd ‘H’	108,800	123,047
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	28,600	46,160
Yanzhou Coal Mining Co Ltd ‘H’	30,000	38,772
Yum China Holdings Inc	2,846	118,109
Zhejiang Expressway Co Ltd ‘H’	2,000	2,051
Zhongsheng Group Holdings Ltd	4,000	10,989
Zhuzhou CRRC Times Electric Co Ltd ‘H’	17,600	85,714
Zijin Mining Group Co Ltd ‘H’	288,000	131,099
ZTE Corp ‘H’ *	11,600	38,199

		34,131,794

Colombia - 0.4%

Almacenes Exito SA	3,500	20,644
Banco de Bogota SA	3,253	79,076
Bancolombia SA	8,203	88,722
Cementos Argos SA (BOG)	10,003	34,691
Corp Financiera Colombiana SA	1,990	16,951
Ecopetrol SA	104,999	98,270
Ecopetrol SA ADR	6,782	131,096
Grupo Argos SA	16,655	112,183
Grupo de Inversiones Suramericana SA	6,366	84,939
Grupo Energia Bogota SA ESP	42,482	30,865
Grupo Nutresa SA	3,767	35,027
Interconexion Electrica SA ESP	22,633	107,897

		840,361

Czech Republic - 0.2%

CEZ AS	9,488	236,234
Komercni banka AS	1,907	86,979
Moneta Money Bank AS ~	17,746	73,507
O2 Czech Republic AS	2,533	34,969
Philip Morris CR AS	16	13,300

		444,989

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	43,604	221,509
Egyptian Financial Group-Hermes Holding Co GDR	139	406

		221,915

Greece - 0.2%

Alpha Bank AE *	1,371	2,928
Hellenic Petroleum SA	3,272	31,656
Hellenic Telecommunications Organization SA	8,164	110,668
JUMBO SA	3,234	57,858
Motor Oil Hellas Corinth Refineries SA	181	4,088
National Bank of Greece SA *	4,232	1,369
OPAP SA	9,355	107,221
Piraeus Bank SA *	31	99
Titan Cement Co SA	1,910	47,548

		363,435

Hong Kong - 0.6%

China Gas Holdings Ltd	61,200	224,370
Fullshare Holdings Ltd	165,000	91,455
Haier Electronics Group Co Ltd	44,000	157,747
Kingboard Chemical Holdings Ltd	18,500	85,529
Nine Dragons Paper Holdings Ltd	37,000	56,077
Sino Biopharmaceutical Ltd	204,000	405,428
Sun Art Retail Group Ltd	99,500	116,436

		1,137,042

	Shares	Value
Hungary - 0.5%

MOL Hungarian Oil & Gas PLC	41,682	$454,780
OTP Bank PLC	11,629	522,513
Richter Gedeon Nyrt	1,626	33,979

		1,011,272

India - 11.7%

3M India Ltd *	61	18,278
ABB India Ltd	1,174	23,427
ACC Ltd	1,705	39,605
Adani Ports & Special Economic Zone Ltd	39,400	215,460
Adani Transmission Ltd *	9,742	29,228
Aditya Birla Capital Ltd *	4,100	9,247
Aditya Birla Fashion & Retail Ltd *	12,205	28,412
Alkem Laboratories Ltd	686	21,067
Ambuja Cements Ltd	27,993	100,468
Apollo Hospitals Enterprise Ltd	1,689	27,750
Ashok Leyland Ltd	73,067	164,149
Asian Paints Ltd	15,439	266,403
Aurobindo Pharma Ltd	20,489	176,530
Axis Bank Ltd	52,551	414,661
Bajaj Auto Ltd	3,776	159,660
Bajaj Finance Ltd	8,000	218,703
Bajaj Finserv Ltd	3,186	254,568
Bajaj Holdings & Investment Ltd	2,030	82,932
Balkrishna Industries Ltd	1,776	29,271
Bank of Baroda	23,285	51,394
Bank of India *	7,646	12,294
Berger Paints India Ltd	12,181	48,248
Bharat Electronics Ltd	25,531	55,823
Bharat Forge Ltd	10,384	112,253
Bharat Heavy Electricals Ltd	59,103	74,330
Bharat Petroleum Corp Ltd	31,662	209,011
Bharti Airtel Ltd	53,691	330,283
Bharti Infratel Ltd	22,917	119,051
Biocon Ltd	4,888	44,798
Bosch Ltd	249	69,068
Britannia Industries Ltd	431	32,989
Cadila Healthcare Ltd	9,220	53,843
Canara Bank	2,859	11,719
Castrol India Ltd	10,354	32,718
Cholamandalam Investment & Finance Co Ltd	1,236	27,666
Cipla Ltd	13,479	112,995
Coal India Ltd	18,273	79,743
Colgate-Palmolive India Ltd	2,824	45,899
Container Corp of India Ltd	1,386	26,605
Cummins India Ltd	2,645	28,529
Dabur India Ltd	18,862	95,380
Dalmia Bharat Ltd	541	23,959
Dewan Housing Finance Corp Ltd	6,657	52,699
Divi’s Laboratories Ltd	4,904	82,625
DLF Ltd	28,719	89,776
Dr Reddy’s Laboratories Ltd	3,966	127,404
Dr Reddy’s Laboratories Ltd ADR	1,737	56,783
Edelweiss Financial Services Ltd	19,169	70,701
Eicher Motors Ltd	631	276,369
Emami Ltd	2,555	42,162
Exide Industries Ltd	2,294	7,912
Federal Bank Ltd	53,207	73,496
GAIL India Ltd *	9,033	45,735
GAIL India Ltd	27,099	137,205
GAIL India Ltd GDR ~	373	15,160
GlaxoSmithKline Consumer Healthcare Ltd	456	42,758
GlaxoSmithKline Pharmaceuticals Ltd	313	10,019
Glenmark Pharmaceuticals Ltd	2,802	22,737
Godrej Consumer Products Ltd	13,142	221,529
Grasim Industries Ltd	6,247	101,333
GRUH Finance Ltd	2,905	25,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Havells India Ltd	9,095	$68,560
HCL Technologies Ltd	29,263	434,581
HDFC Bank Ltd	34,344	1,000,474
Hero MotoCorp Ltd	2,851	155,637
Hindalco Industries Ltd	111,304	370,923
Hindustan Petroleum Corp Ltd	31,097	165,843
Hindustan Unilever Ltd	30,879	633,884
Housing Development Finance Corp Ltd	52,983	1,492,430
ICICI Bank Ltd	72,623	315,172
Idea Cellular Ltd *	155,957	182,464
IDFC Bank Ltd	44,967	32,955
IIFL Holdings Ltd	6,089	66,280
Indiabulls Housing Finance Ltd	30,692	587,540
Indian Oil Corp Ltd	50,906	138,812
Indraprastha Gas Ltd	4,255	18,386
IndusInd Bank Ltd	6,195	171,860
Infosys Ltd	65,233	1,141,460
Infosys Ltd ADR	6,099	108,867
InterGlobe Aviation Ltd ~	2,205	43,841
ITC Ltd	159,328	628,166
JSW Steel Ltd	114,354	509,872
Kotak Mahindra Bank Ltd	19,756	319,041
L&T Finance Holdings Ltd	7,692	18,759
Larsen & Toubro Infotech Ltd ~	344	7,120
Larsen & Toubro Ltd	20,292	410,368
LIC Housing Finance Ltd	20,453	169,054
Lupin Ltd	12,899	146,275
Mahindra & Mahindra Financial Services Ltd	7,395	52,911
Mahindra & Mahindra Ltd	26,204	298,388
Mangalore Refinery & Petrochemicals Ltd	10,554	17,931
Marico Ltd	24,048	120,892
Maruti Suzuki India Ltd	5,095	696,079
Max India Ltd *	1,660	2,130
Motherson Sumi Systems Ltd	34,335	164,990
Motilal Oswal Financial Services Ltd	1,154	17,904
MRF Ltd	99	110,592
Muthoot Finance Ltd	4,113	25,878
Nestle India Ltd	1,293	163,045
NHPC Ltd	64,839	27,680
NTPC Ltd	47,900	125,234
Oil & Natural Gas Corp Ltd	35,954	98,654
Oil India Ltd (BSE) *	2,912	9,723
Oil India Ltd (NYSE)	5,824	19,446
Oracle Financial Services Software Ltd	655	37,720
Page Industries Ltd	75	26,198
Petronet LNG Ltd	25,416	90,736
Pidilite Industries Ltd	5,995	84,598
Piramal Enterprises Ltd	3,015	113,105
Power Finance Corp Ltd	42,871	56,682
Power Grid Corp of India Ltd	65,479	195,124
Procter & Gamble Hygiene & Health Care Ltd	376	55,251
Punjab National Bank *	20,073	29,677
Rajesh Exports Ltd	3,155	35,938
RBL Bank Ltd ~	2,770	20,553
Reliance Industries Ltd	97,486	1,330,623
Rural Electrification Corp Ltd (XNSE)	52,754	101,636
Shree Cement Ltd	406	101,103
Shriram City Union Finance Ltd	346	11,372
Shriram Transport Finance Co Ltd	7,046	156,659
Siemens Ltd	1,800	29,797
State Bank of India	50,172	193,754
Steel Authority of India Ltd *	36,180	39,434
Sun Pharmaceutical Industries Ltd	25,975	198,541
Sun TV Network Ltd	5,030	66,009
Sundaram Finance Holdings Ltd *	415	1,976
Sundaram Finance Ltd	415	10,770
Tata Communications Ltd	1,806	17,303
Tata Consultancy Services Ltd	22,378	980,601
Tata Motors Ltd *	30,172	153,144

	Shares	Value
Tata Motors Ltd ADR *	3,376	$86,763
Tata Steel Ltd (NYSE) *	2,559	5,515
Tata Steel Ltd (NYSE)	37,113	328,392
Tech Mahindra Ltd	29,338	288,436
The Ramco Cements Ltd	2,279	25,410
The Tata Power Co Ltd	60,630	73,913
Titan Co Ltd	10,312	149,737
Torrent Pharmaceuticals Ltd	2,397	46,185
TVS Motor Co Ltd	6,064	58,050
UltraTech Cement Ltd	2,912	177,244
United Breweries Ltd	2,860	41,841
United Spirits Ltd *	3,064	148,155
UPL Ltd	22,500	253,614
Vakrangee Ltd	5,700	19,844
Vedanta Ltd	104,341	445,980
Voltas Ltd	2,882	27,620
Wipro Ltd	54,466	235,941
Yes Bank Ltd	78,313	369,819
Zee Entertainment Enterprises Ltd	24,360	216,230

		23,907,784

Indonesia - 2.6%

P.T. Adaro Energy Tbk	1,948,600	303,611
P.T. Astra International Tbk	802,200	426,613
P.T. Bank Central Asia Tbk	326,000	553,804
P.T. Bank Danamon Indonesia Tbk	225,400	112,903
P.T. Bank Mandiri Persero Tbk	604,458	338,951
P.T. Bank Negara Indonesia Persero Tbk	434,700	275,292
P.T. Bank Pan Indonesia Tbk *	133,300	10,383
P.T. Bank Rakyat Indonesia Persero Tbk	2,531,700	664,418
P.T. Bank Tabungan Negara Persero Tbk	84,700	23,454
P.T. Barito Pacific Tbk *	214,700	36,170
P.T. Bukit Asam Persero Tbk	146,100	31,407
P.T. Bumi Serpong Damai Tbk	517,200	67,236
P.T. Charoen Pokphand Indonesia Tbk	350,700	88,068
P.T. Gudang Garam Tbk	20,900	110,366
P.T. Indah Kiat Pulp & Paper Corp Tbk	37,500	30,089
P.T. Indo Tambangraya Megah Tbk	7,600	15,773
P.T. Indocement Tunggal Prakarsa Tbk	53,300	62,343
P.T. Indofood CBP Sukses Makmur Tbk	118,700	71,479
P.T. Indofood Sukses Makmur Tbk	429,500	225,168
P.T. Indosat Tbk	30,500	10,539
P.T. Jasa Marga Persero Tbk	103,744	34,671
P.T. Kalbe Farma Tbk	785,300	85,828
P.T. Matahari Department Store Tbk	94,800	75,722
P.T. Mayora Indah Tbk	297,475	63,741
P.T. Pakuwon Jati Tbk	1,030,100	47,341
P.T. Perusahaan Gas Negara Persero Tbk	517,400	87,017
P.T. Sarana Menara Nusantara Tbk	78,300	20,361
P.T. Semen Indonesia Persero Tbk	160,000	120,670
P.T. Surya Citra Media Tbk	313,700	62,110
P.T. Telekomunikasi Indonesia Persero Tbk	1,144,600	300,978
P.T. Telekomunikasi Indonesia Persero Tbk ADR	10,360	273,711
P.T. Tower Bersama Infrastructure Tbk	63,000	25,552
P.T. Unilever Indonesia Tbk	80,800	291,462
P.T. United Tractors Tbk	103,796	242,154
P.T. Waskita Karya Persero Tbk	152,200	27,457
P.T. XL Axiata Tbk *	251,500	46,289

		5,263,131

Malaysia - 2.9%

AirAsia Bhd	129,100	132,707
AMMB Holdings Bhd	88,200	88,875
Astro Malaysia Holdings Bhd	95,100	50,300
Axiata Group Bhd	146,874	208,142
Batu Kawan Bhd	4,200	19,740
BIMB Holdings Bhd	33,900	34,154
British American Tobacco Malaysia Bhd	6,800	46,280
CIMB Group Holdings Bhd	147,534	274,535

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Dialog Group Bhd	94,852	$72,854
DiGi.Com Bhd	138,700	166,563
Felda Global Ventures Holdings Bhd	151,500	65,343
Gamuda Bhd	72,500	96,703
Genting Bhd	65,100	146,797
Genting Malaysia Bhd	131,800	165,643
Genting Plantations Bhd	8,800	23,272
HAP Seng Consolidated Bhd	26,700	67,264
Hartalega Holdings Bhd	89,600	136,673
Hong Leong Bank Bhd	17,472	84,949
Hong Leong Financial Group Bhd	20,536	102,190
IHH Healthcare Bhd	41,800	65,002
IJM Corp Bhd	151,000	105,274
Inari Amertron Bhd	5,700	4,155
IOI Corp Bhd	127,546	157,766
IOI Properties Group Bhd	68,706	28,598
Kuala Lumpur Kepong Bhd	10,400	68,971
LPI Capital Bhd	3,100	15,901
Malayan Banking Bhd	162,218	441,890
Malaysia Airports Holdings Bhd	41,300	94,700
Maxis Bhd	97,200	143,118
MISC Bhd	82,160	150,268
My EG Services Bhd	51,800	38,226
Petronas Chemicals Group Bhd	119,100	250,948
Petronas Dagangan Bhd	10,900	69,918
Petronas Gas Bhd	31,300	144,691
PPB Group Bhd	9,900	49,058
Press Metal Aluminium Holdings Bhd	79,520	93,930
Public Bank Bhd	105,270	654,528
QL Resources Bhd	37,180	48,157
RHB Bank Bhd	61,962	83,078
Sime Darby Bhd	103,787	70,666
Sime Darby Plantation Bhd *	103,787	148,991
Sime Darby Property Bhd *	103,787	38,477
SP Setia Bhd Group	29,240	22,672
Sunway Bhd	63,000	25,808
Telekom Malaysia Bhd	38,992	52,514
Tenaga Nasional Bhd	153,000	640,244
Top Glove Corp Bhd	16,900	42,692
Westports Holdings Bhd	60,500	55,382
YTL Corp Bhd	526,922	183,144
YTL Power International Bhd	122,757	32,137

		6,003,888

Mexico - 3.9%

Alfa SAB de CV ‘A’	356,040	456,115
America Movil SAB de CV ‘L’	1,630,935	1,547,504
America Movil SAB de CV ‘L’ ADR	4,858	92,739
Arca Continental SAB de CV	20,795	143,792
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ‘B’	141,152	203,032
Cemex SAB de CV *	824,202	545,388
Coca-Cola Femsa SAB de CV ‘L’	14,920	98,671
Coca-Cola Femsa SAB de CV ADR	680	45,172
El Puerto de Liverpool SAB de CV ‘C1’	8,911	66,416
Fomento Economico Mexicano SAB de CV	46,560	424,674
Gruma SAB de CV ‘B’	14,699	168,634
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	2,995	29,593
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,043	103,925
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	66,627
Grupo Aeroportuario del Sureste SAB de CV ADR	404	68,910
Grupo Bimbo SAB de CV ‘A’	76,269	166,886
Grupo Carso SAB de CV ‘A1’	19,967	70,324
Grupo Elektra SAB de CV	4,339	121,740
Grupo Financiero Banorte SAB de CV ‘O’	66,804	408,357

	Shares	Value
Grupo Financiero Inbursa SAB de CV ‘O’	140,984	$233,345
Grupo Lala SAB de CV	39,836	54,188
Grupo Mexico SAB de CV ‘B’	206,023	686,177
Grupo Televisa SAB	129,980	413,462
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	20,585	36,516
Industrias Penoles SAB de CV	13,870	280,192
Infraestructura Energetica Nova SAB de CV	28,804	140,883
Kimberly-Clark de Mexico SAB de CV ‘A’	83,200	155,783
Megacable Holdings SAB de CV	8,175	37,759
Mexichem SAB de CV	115,037	352,071
Organizacion Soriana SAB de CV ‘B’ *	14,743	29,762
Promotora y Operadora de Infraestructura SAB de CV	10,182	101,226
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	9,038
Wal-Mart de Mexico SAB de CV	260,080	661,788

		8,020,689

Peru - 0.2%

Cementos Pacasmayo SAA ADR	575	6,906
Cia de Minas Buenaventura SAA ADR	4,113	62,641
Credicorp Ltd	1,850	420,024
Grana y Montero SAA ADR *	1,724	5,241

		494,812

Philippines - 1.3%

Aboitiz Equity Ventures Inc	83,970	109,414
Aboitiz Power Corp	50,900	37,866
Alliance Global Group Inc *	286,700	72,613
Ayala Corp	9,790	178,640
Ayala Land Inc	342,100	270,718
Bank of the Philippine Islands	18,587	41,872
BDO Unibank Inc	57,593	154,436
DMCI Holdings Inc	364,150	85,241
Emperador Inc	61,300	8,729
Energy Development Corp	87,564	9,381
Globe Telecom Inc	2,025	62,950
GT Capital Holdings Inc	3,545	79,423
International Container Terminal Services Inc	31,180	60,031
JG Summit Holdings Inc	131,670	158,730
Jollibee Foods Corp	21,990	126,743
LT Group Inc	131,900	47,525
Manila Electric Co	11,330	69,111
Megaworld Corp	805,000	72,447
Metro Pacific Investments Corp	541,700	54,623
Metropolitan Bank & Trust Co	53,152	87,526
PLDT Inc	4,350	123,800
Puregold Price Club Inc	48,200	48,452
Robinsons Retail Holdings Inc	15,840	27,110
San Miguel Corp	44,640	115,054
Security Bank Corp	12,160	56,244
Semirara Mining & Power Corp	45,080	26,178
SM Investments Corp	4,922	87,105
SM Prime Holdings Inc	260,300	169,237
Top Frontier Investment Holdings Inc *	1,506	8,001
Universal Robina Corp	43,420	126,621

		2,575,821

Poland - 1.6%

Alior Bank SA *	7,365	158,600
AmRest Holdings SE *	342	43,760
Bank Handlowy w Warszawie SA	2,265	50,100
Bank Millennium SA *	45,483	109,341
Bank Pekao SA	3,575	128,961
Bank Zachodni WBK SA	1,270	134,625
CCC SA	1,282	87,571
CD Projekt SA	2,328	74,587
Cyfrowy Polsat SA	11,151	81,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Grupa Azoty SA	2,665	$43,650
Grupa Lotos SA	9,429	145,808
ING Bank Slaski SA *	1,065	61,314
Jastrzebska Spolka Weglowa SA *	2,872	68,091
KGHM Polska Miedz SA	10,599	269,964
LPP SA	52	132,187
mBank SA *	936	114,672
Orange Polska SA *	30,618	51,964
PGE Polska Grupa Energetyczna SA *	73,997	214,472
Polski Koncern Naftowy ORLEN SA	17,334	426,646
Polskie Gornictwo Naftowe i Gazownictwo SA	78,479	129,719
Powszechna Kasa Oszczednosci Bank Polski SA *	30,201	357,599
Powszechny Zaklad Ubezpieczen SA	24,218	296,157
Tauron Polska Energia SA *	46,974	33,371

		3,214,522

Romania - 0.0%

NEPI Rockcastle PLC	4,824	47,008

Russia - 1.6%

Gazprom PJSC ADR (SEAQ)	86,571	422,132
Lenta Ltd GDR * ~	1,981	11,787
LUKOIL PJSC ADR (SEAQ)	6,748	465,906
Magnitogorsk Iron & Steel Works PJSC GDR ~	7,310	72,784
MegaFon PJSC GDR ~	2,268	22,431
MMC Norilsk Nickel PJSC ADR	16,126	299,308
Novatek PJSC GDR (LI) ~	1,521	208,663
Novolipetsk Steel PJSC GDR	3,264	81,464
PhosAgro PJSC GDR ~	1,806	26,259
Rosneft Oil Co PJSC GDR ~	24,830	136,388
Rostelecom PJSC ADR	5,299	36,835
RusHydro PJSC ADR	35,932	45,124
Sberbank of Russia PJSC ADR (SEAQ)	50,096	935,663
Severstal PJSC GDR ~	3,498	52,888
Tatneft PJSC ADR	5,078	321,610
VTB Bank PJSC GDR ~	100,196	196,184

		3,335,426

South Africa - 8.2%

Anglo American Platinum Ltd	3,472	95,264
AngloGold Ashanti Ltd	9,001	86,827
AngloGold Ashanti Ltd ADR	35,545	337,322
Aspen Pharmacare Holdings Ltd	18,424	404,253
Assore Ltd	482	11,888
AVI Ltd	3,276	30,666
Barclays Africa Group Ltd	59,260	949,113
Bid Corp Ltd	18,687	405,511
Capitec Bank Holdings Ltd	2,458	180,829
Clicks Group Ltd	9,604	148,374
Discovery Ltd	25,999	375,079
Distell Group Ltd	2,585	29,914
Exxaro Resources Ltd	13,588	125,419
FirstRand Ltd	168,568	952,536
Gold Fields Ltd	1,019	4,113
Gold Fields Ltd ADR	101,837	409,385
Imperial Holdings Ltd	16,911	333,355
Investec Ltd	21,373	166,597
Kumba Iron Ore Ltd	4,569	109,922
Liberty Holdings Ltd	7,269	77,088
Life Healthcare Group Holdings Ltd	114,124	266,157
Mondi Ltd	9,464	257,594
Mr Price Group Ltd	13,826	332,486
MTN Group Ltd	98,398	989,237
Naspers Ltd ‘N’	13,118	3,210,143
Nedbank Group Ltd	22,216	535,458
Netcare Ltd	13,529	31,998

	Shares	Value
Pick n Pay Stores Ltd	3,095	$17,918
PSG Group Ltd	4,548	86,506
Sanlam Ltd	72,794	525,880
Sappi Ltd	57,142	367,794
Sasol Ltd	7,829	267,095
Sasol Ltd ADR	19,233	654,499
Shoprite Holdings Ltd	29,098	621,209
Sibanye Gold Ltd	122,455	121,872
Standard Bank Group Ltd	68,337	1,262,761
Steinhoff International Holdings NV	111,485	31,076
The Bidvest Group Ltd	28,142	534,051
The Foschini Group Ltd	7,617	143,676
The SPAR Group Ltd	4,825	82,555
Tiger Brands Ltd	11,688	365,815
Truworths International Ltd	25,543	232,848
Vodacom Group Ltd	21,606	279,356
Woolworths Holdings Ltd	92,826	470,567

		16,922,006

South Korea - 17.2%

Amorepacific Corp	1,129	326,257
AMOREPACIFIC Group	852	109,945
BGF Co Ltd	713	8,533
BGF Retail Co Ltd	381	54,510
BNK Financial Group Inc	15,683	157,513
Celltrion Inc *	2,796	836,413
Cheil Worldwide Inc	2,070	35,506
CJ CGV Co Ltd	878	56,099
CJ CheilJedang Corp	638	192,300
CJ Corp	1,425	211,879
CJ E&M Corp	784	68,091
CJ Logistics Corp *	204	26,452
Com2uSCorp	534	94,290
Coway Co Ltd	2,919	240,443
Daelim Industrial Co Ltd	1,548	107,509
Daewoo Engineering & Construction Co Ltd *	1,660	8,168
Daewoo Shipbuilding & Marine Engineering Co Ltd *	1,066	28,364
DB Insurance Co Ltd	4,028	250,238
DGB Financial Group Inc	7,682	84,573
Dongsuh Cos Inc	1,224	30,026
Doosan Bobcat Inc	317	9,454
Doosan Corp	646	65,304
Doosan Heavy Industries & Construction Co Ltd *	5,032	75,501
Doosan Infracore Co Ltd *	11,151	102,603
E-MART Inc	807	206,060
Grand Korea Leisure Co Ltd	1,775	40,974
Green Cross Corp	147	27,901
Green Cross Holdings Corp	776	29,115
GS Engineering & Construction Corp	2,534	71,414
GS Holdings Corp	5,712	332,150
GS Retail Co Ltd	1,455	42,100
Hana Financial Group Inc	16,073	692,700
Hankook Tire Co Ltd	4,363	215,946
Hanmi Pharm Co Ltd	150	73,454
Hanmi Science Co Ltd	348	31,106
Hanon Systems	10,301	112,249
Hanssem Co Ltd	584	82,539
Hanwha Chemical Corp	6,528	182,668
Hanwha Corp	5,704	212,079
Hanwha Life Insurance Co Ltd	17,821	105,079
Hanwha Techwin Co Ltd *	1,809	49,330
Hite Jinro Co Ltd	600	12,614
Hotel Shilla Co Ltd	695	60,528
Hugel Inc *	76	42,872
Hyosung Corp	1,707	192,930
Hyundai Construction Equipment Co Ltd *	180	30,137
Hyundai Department Store Co Ltd	1,282	109,429

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Hyundai Development Co- Engineering & Construction	3,759	$134,506
Hyundai Electric & Energy System Co Ltd *	186	14,411
Hyundai Engineering & Construction Co Ltd	5,164	208,281
Hyundai Glovis Co Ltd	859	147,215
Hyundai Greenfood Co Ltd	2,987	38,869
Hyundai Heavy Industries Co Ltd *	1,712	223,653
Hyundai Home Shopping Network Corp	203	19,919
Hyundai Marine & Fire Insurance Co Ltd	4,844	179,666
Hyundai Mipo Dockyard Co Ltd *	473	44,545
Hyundai Mobis Co Ltd	1,774	423,756
Hyundai Motor Co	5,020	677,732
Hyundai Robotics Co Ltd *	450	181,049
Hyundai Rotem Co Ltd *	1,349	19,935
Hyundai Steel Co	5,676	275,732
Hyundai Wia Corp	952	49,346
Industrial Bank of Korea	14,229	209,585
Innocean Worldwide Inc	368	22,312
IS Dongseo Co Ltd	220	6,270
Kakao Corp	523	64,392
Kangwon Land Inc	4,301	110,260
KB Financial Group Inc	12,838	744,568
KCC Corp	232	72,417
KEPCO Plant Service & Engineering Co Ltd	572	24,460
Kia Motors Corp	14,697	440,261
KIWOOM Securities Co Ltd	742	75,099
Kolon Industries Inc	947	58,788
Komipharm International Co Ltd *	1,116	41,690
Korea Aerospace Industries Ltd *	2,070	97,603
Korea Electric Power Corp	10,304	319,017
Korea Electric Power Corp ADR *	2,208	33,981
Korea Gas Corp *	1,256	57,459
Korea Investment Holdings Co Ltd	1,890	148,359
Korea Kolmar Co Ltd	317	23,236
Korea Petrochemical Ind Co Ltd	229	63,369
Korea Zinc Co Ltd	369	167,567
Korean Air Lines Co Ltd	3,482	107,752
KT Corp ADR *	3,094	42,388
KT&G Corp	4,397	413,603
Kumho Petrochemical Co Ltd	1,138	104,164
LG Chem Ltd	1,868	681,874
LG Corp	3,405	279,502
LG Display Co Ltd	25,743	626,991
LG Display Co Ltd ADR *	2,409	29,149
LG Electronics Inc	5,591	576,860
LG Household & Health Care Ltd	496	556,156
LG Innotek Co Ltd	658	77,369
LG Uplus Corp	16,206	188,229
Loen Entertainment Inc	353	36,595
Lotte Chemical Corp	1,180	483,428
Lotte Chilsung Beverage Co Ltd	9	12,939
Lotte Confectionery Co Ltd	34	5,438
Lotte Corp *	1,191	71,320
LOTTE Fine Chemical Co Ltd	356	23,913
Lotte Shopping Co Ltd	684	150,940
LS Corp	1,178	81,955
LS Industrial Systems Co Ltd	905	52,560
Macquarie Korea Infrastructure Fund	15,319	126,329
Mando Corp	589	127,998
Medy-Tox Inc	142	100,259
Meritz Financial Group Inc	3,570	48,753
Meritz Fire & Marine Insurance Co Ltd	4,947	98,550
Meritz Securities Co Ltd	21,083	85,089
Mirae Asset Daewoo Co Ltd	14,308	125,393
NAVER Corp	1,230	915,395
NCSoft Corp	604	233,736
NH Investment & Securities Co Ltd	7,167	95,218
NongShim Co Ltd	164	46,279
OCI Co Ltd	1,024	153,246
Orion Corp	307	37,056

	Shares	Value
Orion Holdings Corp	4,400	$111,158
Ottogi Corp	28	18,721
Pan Ocean Co Ltd *	4,807	24,026
Paradise Co Ltd	1,302	25,145
POSCO	1,596	509,444
POSCO ADR *	5,330	420,270
Posco Daewoo Corp	3,281	71,311
S-1 Corp	975	87,813
S-Oil Corp	1,812	205,179
Samsung C&T Corp	1,995	258,183
Samsung Card Co Ltd	1,584	53,436
Samsung Electro-Mechanics Co Ltd	2,166	220,442
Samsung Electronics Co Ltd	3,900	9,112,257
Samsung Engineering Co Ltd *	2,578	45,276
Samsung Fire & Marine Insurance Co Ltd	1,422	358,735
Samsung Heavy Industries Co Ltd *	17,638	131,313
Samsung Life Insurance Co Ltd	2,082	226,775
Samsung SDI Co Ltd	991	179,670
Samsung SDS Co Ltd	750	179,855
Samsung Securities Co Ltd	2,756	102,913
SFA Engineering Corp	658	21,652
Shinhan Financial Group Co Ltd	14,669	625,769
Shinhan Financial Group Co Ltd ADR *	253	10,727
Shinsegae Inc	495	162,635
SK Chemicals Co Ltd *	585	57,079
SK Discovery Co Ltd	545	21,002
SK Holdings Co Ltd	1,578	445,059
SK Hynix Inc	25,922	1,985,935
SK Innovation Co Ltd	2,505	497,890
SK Materials Co Ltd	252	35,376
SK Networks Co Ltd	8,423	45,962
SK Telecom Co Ltd	561	121,645
SK Telecom Co Ltd ADR	3,000	72,510
SKC Co Ltd	655	23,677
Woori Bank	24,341	330,969
Young Poong Corp	31	26,657
Yuhan Corp	265	55,236

		35,232,781

Taiwan - 15.5%

Accton Technology Corp	7,000	23,125
Acer Inc	198,789	167,265
Advanced Semiconductor Engineering Inc	392,899	573,224
Advanced Semiconductor Engineering Inc ADR	3,541	25,708
Advantech Co Ltd	15,939	115,264
Airtac International Group	5,484	98,756
Asia Cement Corp	133,784	129,937
Asia Pacific Telecom Co Ltd *	143,000	44,951
Asustek Computer Inc	38,667	362,777
AU Optronics Corp	992,000	459,933
AU Optronics Corp ADR	8,622	39,403
Casetek Holdings Ltd	9,500	28,205
Catcher Technology Co Ltd	41,000	515,366
Cathay Financial Holding Co Ltd	263,600	472,678
Chailease Holding Co Ltd	80,360	279,087
Chang Hwa Commercial Bank Ltd	289,966	168,478
Cheng Shin Rubber Industry Co Ltd	120,178	196,287
Chicony Electronics Co Ltd	35,756	91,366
China Airlines Ltd *	316,436	116,404
China Development Financial Holding Corp	759,834	270,436
China Life Insurance Co Ltd	121,991	127,250
China Steel Corp	438,007	349,794
Chipbond Technology Corp	27,000	64,205
Chroma ATE Inc	12,000	74,667
Chunghwa Telecom Co Ltd	57,000	219,642
Chunghwa Telecom Co Ltd ADR	6,113	237,551
Compal Electronics Inc	358,092	245,880
Compeq Manufacturing Co Ltd	38,000	39,575
CTBC Financial Holding Co Ltd	675,094	487,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
CTCI Corp	14,000	$22,904
Delta Electronics Inc	73,150	329,396
E Ink Holdings Inc	9,000	15,070
E.Sun Financial Holding Co Ltd	529,690	357,983
Eclat Textile Co Ltd	8,663	101,849
Epistar Corp *	40,000	58,126
Eternal Materials Co Ltd	34,020	34,265
Eva Airways Corp	251,546	129,735
Evergreen Marine Corp Taiwan Ltd *	69,517	36,304
Far Eastern New Century Corp	283,965	257,604
Far EasTone Telecommunications Co Ltd	99,000	262,104
Feng TAY Enterprise Co Ltd	14,396	65,982
First Financial Holding Co Ltd	442,225	308,436
Formosa Chemicals & Fibre Corp	79,446	299,971
Formosa Petrochemical Corp	44,000	180,719
Formosa Plastics Corp	112,292	399,936
Formosa Taffeta Co Ltd	29,000	32,156
Foxconn Technology Co Ltd	14,144	38,141
Fubon Financial Holding Co Ltd	220,343	381,744
General Interface Solution Holding Ltd	9,000	55,618
Giant Manufacturing Co Ltd	17,000	90,156
Gigabyte Technology Co Ltd	10,000	23,618
Globalwafers Co Ltd	5,000	80,582
Gourmet Master Co Ltd	3,300	43,346
Highwealth Construction Corp	43,700	67,809
Hiwin Technologies Corp	7,975	115,179
Hon Hai Precision Industry Co Ltd	526,321	1,641,579
Hota Industrial Manufacturing Co Ltd	5,510	23,732
Hotai Motor Co Ltd	9,000	90,227
HTC Corp *	44,572	102,441
Hua Nan Financial Holdings Co Ltd	348,696	210,247
Innolux Corp	895,390	395,750
Inventec Corp	169,000	135,140
King Slide Works Co Ltd	2,000	28,127
King Yuan Electronics Co Ltd	44,000	46,185
King’s Town Bank Co Ltd	57,000	72,550
Largan Precision Co Ltd	5,000	582,058
LCY Chemical Corp	24,000	36,754
Lite-On Technology Corp	156,855	220,637
Long Chen Paper Co Ltd	22,000	24,985
Macronix International *	25,000	42,832
MediaTek Inc	42,020	483,492
Mega Financial Holding Co Ltd	526,725	455,552
Merida Industry Co Ltd	4,400	20,876
Merry Electronics Co Ltd	3,000	17,519
Micro-Star International Co Ltd	32,000	108,667
Nan Ya Plastics Corp	131,394	372,054
Nanya Technology Corp	46,162	147,907
Nien Made Enterprise Co Ltd	8,000	77,415
Novatek Microelectronics Corp	32,000	146,311
Parade Technologies Ltd	2,000	39,312
Pegatron Corp	168,090	423,067
Phison Electronics Corp	8,000	83,931
Pou Chen Corp	191,000	255,051
Powertech Technology Inc	55,300	174,332
Poya International Co Ltd	4,080	51,234
President Chain Store Corp	32,000	323,845
Qisda Corp	106,000	79,369
Quanta Computer Inc	140,000	284,541
Radiant Opto-Electronics Corp	14,669	36,384
Realtek Semiconductor Corp	24,300	105,764
Ruentex Development Co Ltd *	55,214	65,452
Ruentex Industries Ltd	25,236	49,265
Shin Kong Financial Holding Co Ltd	555,591	212,932
Siliconware Precision Industries Co Ltd	101,923	178,171
Simplo Technology Co Ltd	2,000	12,809
Sino-American Silicon Products Inc	34,000	127,378
SinoPac Financial Holdings Co Ltd	676,119	240,438
St Shine Optical Co Ltd	2,000	59,149
Standard Foods Corp	10,884	25,611

	Shares	Value
Synnex Technology International Corp	60,850	$91,576
Taichung Commercial Bank Co Ltd	36,200	12,699
TaiMed Biologics Inc *	4,000	33,448
Taishin Financial Holding Co Ltd	628,169	310,245
Taiwan Business Bank	215,767	64,611
Taiwan Cement Corp	293,693	370,496
Taiwan Cooperative Financial Holding Co Ltd	409,594	242,153
Taiwan Fertilizer Co Ltd	50,000	66,557
Taiwan Glass Industry Corp *	87,123	51,694
Taiwan High Speed Rail Corp	55,000	42,262
Taiwan Mobile Co Ltd	56,400	211,395
Taiwan Secom Co Ltd	12,000	37,123
Taiwan Semiconductor Manufacturing Co Ltd	1,036,779	8,781,724
Taiwan Semiconductor Manufacturing Co Ltd ADR	6,667	291,748
Tatung Co Ltd *	132,000	96,960
Teco Electric & Machinery Co Ltd	129,000	107,375
Tripod Technology Corp	31,000	105,145
TSRC Corp	9,450	9,693
Uni-President Enterprises Corp	240,994	569,117
United Microelectronics Corp	1,141,000	601,310
Vanguard International Semiconductor Corp	70,000	153,237
Walsin Lihwa Corp	196,000	120,855
Walsin Technology Corp	7,000	28,907
Wan Hai Lines Ltd	46,000	28,491
Win Semiconductors Corp	21,202	230,569
Winbond Electronics Corp	197,178	134,371
Wistron Corp	221,333	191,472
WPG Holdings Ltd	88,000	114,576
Yageo Corp	7,900	143,329
Yuanta Financial Holding Co Ltd	537,169	247,877
Zhen Ding Technology Holding Ltd	38,000	91,827

		31,707,675

Thailand - 3.0%

Advanced Info Service PCL	51,900	342,743
Airports of Thailand PCL	197,800	418,720
Bangchak Corp PCL	49,300	58,141
Bangkok Bank PCL NVDR	8,200	52,096
Bangkok Dusit Medical Services PCL ‘F’	181,800	136,818
Bangkok Expressway & Metro PCL	207,600	47,906
Bangkok Life Assurance PCL	18,480	18,769
Bangkok Life Assurance PCL NVDR	12,100	12,289
Banpu PCL	115,550	73,616
Berli Jucker PCL	25,300	45,873
BTS Group Holdings PCL	134,100	35,594
Bumrungrad Hospital PCL	15,500	102,944
Central Pattana PCL	48,200	121,229
Central Plaza Hotel PCL	49,000	75,502
Charoen Pokphand Foods PCL	226,500	182,895
CP ALL PCL	146,900	408,708
Delta Electronics Thailand PCL	20,600	43,676
Electricity Generating PCL	8,100	59,382
Energy Absolute PCL	62,000	87,214
Esso Thailand PCL *	39,000	22,150
Global Power Synergy PCL	34,000	82,503
Glow Energy PCL	29,600	80,651
Home Product Center PCL	243,359	108,443
Indorama Ventures PCL	60,900	110,941
Intouch Holdings PCL ‘F’	21,900	42,021
Intouch Holdings PCL NVDR	19,600	36,389
IRPC PCL	342,100	79,316
Jasmine International PCL	87,900	17,314
Kasikornbank PCL	33,600	229,496
Kasikornbank PCL NVDR	6,200	42,192
Kiatnakin Bank PCL	15,600	35,994
Krung Thai Bank PCL	213,675	130,261
Krungthai Card PCL	1,400	14,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Land & Houses PCL	63,480	$21,434
Land & Houses PCL NVDR	112,300	38,090
Minor International PCL	68,680	83,684
MK Restaurants Group PCL	9,400	22,294
Muangthai Leasing PCL ‘F’	33,900	41,340
Pruksa Holding PCL	44,600	31,005
PTT Exploration & Production PCL	65,241	240,582
PTT Global Chemical PCL	76,400	232,235
PTT PCL	55,500	977,470
Ratchaburi Electricity Generating Holding PCL	27,000	44,468
Robinson PCL	10,800	21,588
Siam City Cement PCL	4,648	38,551
Siam Global House PCL	45,625	22,845
Srisawad Corp PCL	11,100	21,745
Star Petroleum Refining PCL	114,900	60,069
Thai Oil PCL	59,600	173,723
Thai Union Group PCL ‘F’	90,800	54,358
Thanachart Capital PCL	21,000	35,022
The Siam Cement PCL	12,400	196,007
The Siam Commercial Bank PCL	43,000	194,580
Tisco Financial Group PCL	10,200	28,760
TMB Bank PCL	932,100	75,116
Total Access Communication PCL	70,100	100,975
True Corp PCL	448,132	99,779
WHA Corp PCL	195,000	23,623

		6,235,625

Turkey - 1.2%

Akbank Turk AS	48,970	119,072
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	55,754
Arcelik AS	8,479	38,550
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	44,600
BIM Birlesik Magazalar AS	11,189	202,896
Coca-Cola Icecek AS	5,966	54,544
Enka Insaat ve Sanayi AS	21,155	29,071
Eregli Demir ve Celik Fabrikalari TAS	69,162	182,850
Ford Otomotiv Sanayi AS	2,270	35,299
KOC Holding AS	25,721	106,423
Petkim Petrokimya Holding AS	40,528	83,503
TAV Havalimanlari Holding AS	12,618	76,013
Tofas Turk Otomobil Fabrikasi AS	6,770	45,629
Tupras Turkiye Petrol Rafinerileri AS	6,698	187,086
Turk Hava Yollari AO *	50,366	249,077
Turk Telekomunikasyon AS *	33,335	56,925
Turkcell Iletisim Hizmetleri AS	31,724	121,566
Turkcell Iletisim Hizmetleri AS ADR	4,700	44,932
Turkiye Garanti Bankasi AS	89,804	249,011
Turkiye Halk Bankasi AS	44,303	102,131
Turkiye Is Bankasi AS ‘C’	108,736	197,494
Turkiye Sise ve Cam Fabrikalari AS	50,840	66,892
Turkiye Vakiflar Bankasi TAO ‘D’	61,569	101,953
Ulker Biskuvi Sanayi AS	4,217	23,519
Yapi ve Kredi Bankasi AS *	61,628	69,767

		2,544,557

Total Common Stocks (Cost $154,496,128)		197,307,248

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $609,778; collateralized by U.S. Treasury Notes: 2.000% due 11/15/21 and value $624,055)	$609,759	$609,759

Total Short-Term Investment (Cost $609,759)		609,759

TOTAL INVESTMENTS - 99.6% (Cost $159,549,790)		204,288,440

OTHER ASSETS & LIABILITIES, NET - 0.4%		726,842

NET ASSETS - 100.0%		$205,015,282

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.9%
Technology	15.2%
Communications	13.1%
Consumer, Non-Cyclical	10.4%
Consumer, Cyclical	8.9%
Basic Materials	8.0%
Industrial	7.9%
Energy	7.1%
Others (each less than 3.0%)	4.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	An investment with a value of $598 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$18,103	$18,103	$-	$-
	Preferred Stocks
	Brazil	5,775,532	5,775,532	-	-
	Chile	205,269	52,048	153,221	-
	Colombia	360,367	360,367	-	-
	South Korea	9,814	9,814	-	-

	Total Preferred Stocks	6,350,982	6,197,761	153,221	-

	Convertible Preferred Stocks	2,348	2,348	-	-
	Common Stocks
	Brazil	10,852,912	10,852,912	-	-
	Chile	2,797,803	2,058,950	738,853	-
	China	34,131,794	6,908,443	27,222,753	598
	Colombia	840,361	840,361	-	-
	Czech Republic	444,989	284,503	160,486	-
	Egypt	221,915	221,509	406	-
	Greece	363,435	-	363,435	-
	Hong Kong	1,137,042	91,455	1,045,587	-
	Hungary	1,011,272	-	1,011,272	-
	India	23,907,784	789,566	23,118,218	-
	Indonesia	5,263,131	357,813	4,905,318	-
	Malaysia	6,003,888	363,344	5,640,544	-
	Mexico	8,020,689	8,020,689	-	-
	Peru	494,812	494,812	-	-
	Philippines	2,575,821	309,748	2,266,073	-
	Poland	3,214,522	43,760	3,170,762	-
	Romania	47,008	-	47,008	-
	Russia	3,335,426	289,031	3,046,395	-
	South Africa	16,922,006	4,041,044	12,880,962	-
	South Korea	35,232,781	1,211,794	34,020,987	-
	Taiwan	31,707,675	594,410	31,113,265	-
	Thailand	6,235,625	1,062,698	5,172,927	-
	Turkey	2,544,557	80,231	2,464,326	-

	Total Common Stocks	197,307,248	38,917,073	158,389,577	598

	Short-Term Investment	609,759	-	609,759	-

	Total	$204,288,440	$45,135,285	$159,152,557	$598

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$28,947,231	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
16,552,498	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
21,002	3	2	Last traded price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%

Germany - 0.7%

Bayerische Motoren Werke AG	2,080	$195,186
FUCHS PETROLUB SE	2,285	124,040
Henkel AG & Co KGaA	4,954	651,218
Porsche Automobil Holding SE	7,390	616,018
Sartorius AG	1,507	210,883
Schaeffler AG	8,655	133,668
Volkswagen AG	8,581	1,710,312

		3,641,325

Total Preferred Stocks (Cost $3,651,022)		3,641,325

COMMON STOCKS - 97.6%

Australia - 5.7%

Adelaide Brighton Ltd	9,208	44,291
AGL Energy Ltd	19,378	324,787
Alumina Ltd	73,693	135,214
Amcor Ltd	34,427	376,987
AMP Ltd	140,653	542,805
Ansell Ltd	2,846	55,715
APA Group >>	29,912	182,133
Aristocrat Leisure Ltd	21,570	402,723
ASX Ltd	3,271	141,757
Aurizon Holdings Ltd	91,681	300,777
AusNet Services	91,640	118,533
Australia & New Zealand Banking Group Ltd	91,029	1,894,617
Bank of Queensland Ltd	17,992	152,723
Bendigo & Adelaide Bank Ltd	20,719	157,752
BHP Billiton Ltd	92,267	2,045,144
BHP Billiton Ltd ADR	16,788	745,891
BHP Billiton PLC	22,625	447,143
BHP Billiton PLC ADR	25,431	1,010,374
BlueScope Steel Ltd	39,612	466,042
Boral Ltd	57,073	329,215
Brambles Ltd	61,210	472,410
Caltex Australia Ltd	10,463	254,158
Challenger Ltd	17,887	160,193
CIMIC Group Ltd	4,087	140,665
Coca-Cola Amatil Ltd	27,130	181,671
Cochlear Ltd	2,285	320,922
Commonwealth Bank of Australia	53,438	2,988,348
Computershare Ltd	17,558	235,461
Crown Resorts Ltd	12,942	127,104
CSL Ltd	16,932	2,039,942
Domino’s Pizza Enterprises Ltd	2,060	66,378
Downer EDI Ltd	18,977	94,321
Evolution Mining Ltd	69,341	162,573
Flight Centre Travel Group Ltd	1,420	62,511
Fortescue Metals Group Ltd	144,374	486,349
Harvey Norman Holdings Ltd	31,468	89,971
Iluka Resources Ltd	8,584	70,464
Incitec Pivot Ltd	75,555	205,625
Insurance Australia Group Ltd	81,088	469,493
LendLease Group >>	20,310	272,297
Macquarie Group Ltd	11,265	898,239
Magellan Financial Group Ltd	2,423	44,785
Medibank Pvt Ltd	110,202	247,351
National Australia Bank Ltd	89,302	1,971,478
Newcrest Mining Ltd	34,417	519,097
Oil Search Ltd	46,768	259,783
Orica Ltd	20,182	277,798
Origin Energy Ltd *	85,668	578,137
Qantas Airways Ltd	41,954	189,278
QBE Insurance Group Ltd	66,257	494,325
Qube Holdings Ltd	17,594	29,686

	Shares	Value
Ramsay Health Care Ltd	5,567	$268,207
REA Group Ltd	2,211	135,748
Santos Ltd *	91,332	360,215
SEEK Ltd	13,762	198,495
Seven Group Holdings Ltd	3,529	47,956
Sonic Healthcare Ltd	12,327	218,116
South32 Ltd	65,473	164,545
South32 Ltd ADR	17,953	223,335
Spark Infrastructure Group >>	56,692	104,564
Suncorp Group Ltd	40,367	416,323
Sydney Airport >>	23,355	121,090
Tabcorp Holdings Ltd	93,001	315,376
Telstra Corp Ltd	155,633	376,737
The Star Entertainment Group Ltd	42,438	173,725
TPG Telecom Ltd	28,229	119,938
Transurban Group >>	69,236	610,565
Treasury Wine Estates Ltd	14,275	186,506
Wesfarmers Ltd	38,910	1,246,864
Westpac Banking Corp	91,424	2,024,990
Westpac Banking Corp ADR	11,778	261,236
Whitehaven Coal Ltd	40,568	140,724
Woodside Petroleum Ltd	30,024	680,863
Woolworths Group Ltd	44,775	908,799

		33,590,353

Austria - 0.3%

ams AG	1,258	132,103
ANDRITZ AG	2,698	150,866
Erste Group Bank AG	9,941	499,767
OMV AG	5,336	311,233
Raiffeisen Bank International AG *	11,201	436,274
Verbund AG	1,349	39,147
voestalpine AG	9,523	499,549

		2,068,939

Belgium - 1.2%

Ageas	7,752	400,038
Anheuser-Busch InBev SA/NV	21,784	2,395,079
Anheuser-Busch InBev SA/NV ADR	5,490	603,571
Colruyt SA	3,153	174,517
KBC Group NV	12,056	1,049,822
Proximus SADP	7,091	220,474
Solvay SA	6,576	913,930
Telenet Group Holding NV *	2,064	137,968
UCB SA	8,315	677,160
Umicore SA	8,453	447,799

		7,020,358

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	22,818

Cambodia - 0.0%

NagaCorp Ltd	186,000	193,619

Canada - 8.4%

Agnico Eagle Mines Ltd (NYSE)	7,447	313,295
Agnico Eagle Mines Ltd (TSE)	2,500	105,173
Air Canada *	3,400	70,647
Algonquin Power & Utilities Corp	16,894	167,452
Alimentation Couche-Tard Inc ‘B’	16,150	722,917
AltaGas Ltd	6,679	123,590
ARC Resources Ltd	19,051	207,611
Atco Ltd ‘I’	3,796	121,922
Aurora Cannabis Inc *	7,800	56,305
B2Gold Corp *	26,200	71,786
Bank of Montreal (NYSE)	19,382	1,464,698
Bank of Montreal (TSE)	7,130	538,589
Barrick Gold Corp (NYSE)	2,090	26,021
Barrick Gold Corp (TSE)	95,285	1,187,041

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
BCE Inc (TSE)	5,405	$232,587
BlackBerry Ltd (NASDAQ) *	8,179	94,059
BlackBerry Ltd (TSE) *	2,125	24,428
Bombardier Inc ‘B’ *	82,400	239,842
Brookfield Asset Management Inc ‘A’	25,213	982,805
CAE Inc (NYSE)	2,538	47,181
CAE Inc (TSE)	10,100	187,991
Cameco Corp (NYSE)	11,761	106,907
Cameco Corp (TSE)	4,548	41,337
Canadian Imperial Bank of Commerce (NYSE)	8,381	739,875
Canadian Imperial Bank of Commerce (TSE)	7,812	689,549
Canadian National Railway Co (NYSE)	17,455	1,276,484
Canadian National Railway Co (TSE)	10,212	746,351
Canadian Natural Resources Ltd (NYSE)	25,514	802,926
Canadian Natural Resources Ltd (TSE)	21,511	676,210
Canadian Pacific Railway Ltd (NYSE)	3,515	620,398
Canadian Pacific Railway Ltd (TSE)	1,900	335,064
Canadian Tire Corp Ltd ‘A’	3,325	437,191
Canadian Utilities Ltd ‘A’	3,732	99,618
Canfor Corp *	3,700	84,290
Canopy Growth Corp *	3,200	83,605
CCL Industries Inc ‘B’	6,000	302,899
Cenovus Energy Inc (NYSE)	33,093	282,614
Cenovus Energy Inc (TSE)	17,800	151,563
CGI Group Inc ‘A’ (NYSE) *	5,902	340,191
CGI Group Inc ‘A’ (TSE) *	3,600	207,614
CI Financial Corp	11,300	242,077
Cogeco Communications Inc	1,100	60,227
Constellation Software Inc	800	542,803
Crescent Point Energy Corp (NYSE)	14,090	95,812
Crescent Point Energy Corp (TSE)	15,309	104,092
Dollarama Inc	3,523	428,169
Element Fleet Management Corp	12,100	38,976
Emera Inc	1,500	47,456
Empire Co Ltd ‘A’	5,824	116,900
Enbridge Inc (NYSE)	25,954	816,772
Enbridge Inc (TSE)	14,697	462,237
Enbridge Income Fund Holdings Inc	6,800	147,364
Encana Corp (NYSE)	21,092	232,012
Encana Corp (TSE)	12,088	132,951
Enerplus Corp (TSE)	15,199	170,942
Fairfax Financial Holdings Ltd	1,397	708,145
Finning International Inc	4,756	114,696
First Capital Realty Inc	5,600	88,454
Fortis Inc	12,493	421,718
Franco-Nevada Corp (NYSE)	1,980	135,412
Franco-Nevada Corp (TSE)	350	23,879
Genworth MI Canada Inc	2,500	79,559
George Weston Ltd	3,600	289,822
Gildan Activewear Inc (NYSE)	4,281	123,678
Gildan Activewear Inc (TSE)	2,800	80,869
Goldcorp Inc (NYSE)	20,872	288,451
Goldcorp Inc (TSE)	12,030	166,115
Great-West Lifeco Inc	8,000	204,168
Husky Energy Inc	18,619	266,492
Hydro One Ltd ~	9,800	159,131
IGM Financial Inc	4,900	143,271
Imperial Oil Ltd (ASE)	5,308	140,662
Imperial Oil Ltd (TSE)	3,750	99,313
Industrial Alliance Insurance & Financial Services Inc	5,576	229,385
Intact Financial Corp	2,950	221,671
Inter Pipeline Ltd	18,627	323,282
Keyera Corp	6,200	161,262
Kinross Gold Corp *	103,159	407,560
Kirkland Lake Gold Ltd	6,400	99,203
Linamar Corp	3,222	176,011
Loblaw Cos Ltd	8,563	432,620
Lundin Mining Corp	62,400	409,268

	Shares	Value
Magna International Inc (NYSE)	9,069	$511,038
Magna International Inc (TSE)	6,400	360,498
Manulife Financial Corp (NYSE)	37,481	696,397
Manulife Financial Corp (TSE)	24,104	447,524
Maple Leaf Foods Inc	2,533	61,735
Maxar Technologies Ltd	900	41,621
Methanex Corp (NASDAQ)	1,604	97,283
Methanex Corp (TSE)	1,400	84,814
Metro Inc	10,399	331,741
National Bank of Canada	12,597	592,915
New Flyer Industries Inc	1,200	54,544
Northland Power Inc	5,500	98,230
Nutrien Ltd (NYSE)	29,530	1,395,588
Nutrien Ltd (TSE)	5,465	258,287
Onex Corp	3,400	245,219
Open Text Corp (NASDAQ)	6,758	235,178
Open Text Corp (TSE)	2,400	83,493
Pan American Silver Corp	2,796	45,155
Parkland Fuel Corp	8,200	184,514
Pembina Pipeline Corp (NYSE)	10,702	334,223
Pembina Pipeline Corp (TSE)	6,453	201,351
PrairieSky Royalty Ltd	4,869	106,462
Premium Brands Holdings Corp	1,000	91,978
Quebecor Inc ‘B’	8,400	160,587
Restaurant Brands International Inc (TSE)	8,688	494,434
Ritchie Bros Auctioneers Inc (NYSE)	1,008	31,722
Ritchie Bros Auctioneers Inc (TSE)	804	25,274
Rogers Communications Inc ‘B’ (NYSE)	8,089	361,417
Rogers Communications Inc ‘B’ (TSE)	5,500	245,640
Royal Bank of Canada (NYSE)	27,715	2,142,092
Royal Bank of Canada (TSE)	21,654	1,672,687
Saputo Inc	8,700	279,229
Seven Generations Energy Ltd ‘A’ *	13,673	169,805
Shaw Communications Inc ‘B’ (NYSE)	10,956	211,013
Shaw Communications Inc ‘B’ (TSE)	8,335	160,573
Shopify Inc ‘A’ *	2,094	260,891
SNC-Lavalin Group Inc	6,027	264,639
Spin Master Corp * ~	1,300	53,520
Stantec Inc (NYSE)	4,283	105,576
Sun Life Financial Inc (NYSE)	7,192	295,735
Sun Life Financial Inc (TSE)	7,061	289,981
Suncor Energy Inc (NYSE)	33,807	1,167,694
Suncor Energy Inc (TSE)	23,599	814,933
Teck Resources Ltd ‘B’ (NYSE)	28,080	723,341
Teck Resources Ltd ‘B’ (TSE)	8,150	209,894
TELUS Corp	4,800	168,550
The Bank of Nova Scotia (NYSE)	17,664	1,089,869
The Bank of Nova Scotia (TSE)	18,313	1,128,047
The Jean Coutu Group PJC Inc ‘A’	3,100	59,096
The Stars Group Inc *	3,101	85,591
The Toronto-Dominion Bank (NYSE)	29,589	1,682,135
The Toronto-Dominion Bank (TSE)	22,268	1,263,642
Thomson Reuters Corp (NYSE)	4,070	157,306
Thomson Reuters Corp (TSE)	5,700	220,284
TMX Group Ltd	2,000	116,040
Toromont Industries Ltd	2,863	124,289
Tourmaline Oil Corp	10,188	172,785
TransAlta Renewables Inc	1,100	10,118
TransCanada Corp (NYSE)	12,135	501,297
TransCanada Corp (TSE)	7,063	292,092
Turquoise Hill Resources Ltd (TSE) *	47,360	144,835
Vermilion Energy Inc (NYSE)	1,620	52,294
Vermilion Energy Inc (TSE)	1,433	46,204
West Fraser Timber Co Ltd	4,115	273,439
Wheaton Precious Metals Corp (NYSE)	3,463	70,541
Wheaton Precious Metals Corp (TSE)	5,710	116,341
Whitecap Resources Inc	5,400	33,028
Winpak Ltd	500	18,803
WSP Global Inc	3,048	140,388
Yamana Gold Inc	38,177	105,492

		49,416,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value

Chile - 0.0%

Antofagasta PLC	11,715	$151,462

China - 0.1%

BOC Hong Kong Holdings Ltd	111,500	546,994

Colombia - 0.1%

Millicom International Cellular SA SDR	4,543	310,899

Denmark - 1.7%

AP Moller - Maersk AS ‘A’	111	163,529
AP Moller - Maersk AS ‘B’	139	216,921
Bakkafrost P/F	1,531	83,887
Carlsberg AS ‘B’	3,804	454,177
Chr Hansen Holding AS	2,673	231,340
Coloplast AS ‘B’	4,508	382,354
Danske Bank AS	23,658	886,425
DSV AS	8,258	651,955
Genmab AS *	1,439	310,025
H Lundbeck AS	3,414	191,752
ISS AS	9,054	336,261
Jyske Bank AS	1,840	109,396
Novo Nordisk AS ‘B’	48,370	2,379,120
Novo Nordisk AS ADR	19,216	946,388
Novozymes AS ‘B’	9,828	511,648
Orsted AS ~	5,974	388,680
Pandora AS	6,446	697,432
Rockwool International AS ‘B’	118	35,151
Tryg AS	6,401	149,138
Vestas Wind Systems AS	9,714	695,055
William Demant Holding AS *	6,094	227,003

		10,047,637

Finland - 1.1%

Elisa OYJ	5,094	230,398
Fortum OYJ	27,447	589,643
Kone OYJ ‘B’	13,385	668,016
Neste OYJ	6,672	464,405
Nokia OYJ ADR	17,556	96,031
Nokia OYJ (OMXH)	285,743	1,577,905
Nokia OYJ (XPAR)	20,544	113,464
Orion OYJ ‘A’	163	5,597
Sampo OYJ ‘A’	12,287	684,541
Stora Enso OYJ ‘R’	33,257	611,476
UPM-Kymmene OYJ	33,682	1,248,721
Wartsila OYJ Abp	14,883	328,845

		6,619,042

France - 9.1%

Accor SA	5,117	276,445
Aeroports de Paris	1,553	338,339
Air France-KLM *	2,458	27,428
Air Liquide SA	14,896	1,828,000
Airbus SE	16,783	1,942,761
Alstom SA	5,590	252,123
Amundi SA ~	2,366	190,007
Arkema SA	4,650	607,052
Atos SE	3,654	500,632
AXA SA	52,733	1,401,801
BioMerieux	1,161	95,620
BNP Paribas SA	35,554	2,636,709
Bollore SA (XPAR)	25,731	137,259
Bollore SA (XPAR) *	127	673
Bouygues SA	15,281	766,162
Bureau Veritas SA	11,041	287,000
Capgemini SE	4,984	621,876

	Shares	Value
Carrefour SA	35,750	$741,451
Casino Guichard Perrachon SA	1,625	79,590
Cie de Saint-Gobain	21,696	1,145,657
Cie Generale des Etablissements Michelin	11,905	1,762,448
Cie Plastic Omnium SA	3,811	182,670
CNP Assurances	8,201	207,028
Credit Agricole SA	36,007	587,094
Danone SA	21,033	1,705,403
Dassault Aviation SA	72	137,550
Dassault Systemes SE	4,542	617,682
Edenred	9,770	339,825
Eiffage SA	4,637	528,114
Electricite de France SA	29,700	430,013
Engie SA	61,510	1,027,123
Essilor International Cie Generale d’Optique SA	9,151	1,234,475
Faurecia SA	4,791	387,669
Getlink SE	11,079	158,133
Hermes International	913	541,182
Iliad SA	969	200,606
Imerys SA	2,452	238,295
Ingenico Group SA	1,594	129,380
Ipsen SA	1,326	206,108
JCDecaux SA	2,322	80,748
Kering SA	2,635	1,263,790
L’Oreal SA	8,013	1,809,805
Legrand SA	8,504	667,229
LVMH Moet Hennessy Louis Vuitton SE	10,578	3,259,856
Natixis SA	46,601	382,375
Orange SA	89,640	1,523,687
Orange SA ADR	5,000	85,400
Orpea	1,767	224,388
Pernod Ricard SA	5,381	895,497
Peugeot SA	58,634	1,411,870
Publicis Groupe SA	11,235	782,313
Renault SA	8,596	1,043,105
Safran SA	8,683	921,524
Sanofi	25,010	2,006,803
Sartorius Stedim Biotech	804	72,582
Schneider Electric SE (XPAR)	17,257	1,519,675
SCOR SE	8,384	342,278
SEB SA	895	171,186
Societe Generale SA	24,275	1,318,384
Sodexo SA	3,611	363,440
Suez	14,604	211,611
Teleperformance	3,207	497,331
Thales SA	3,703	451,112
TOTAL SA	77,564	4,445,939
Ubisoft Entertainment SA *	2,383	201,678
Valeo SA	9,154	605,538
Veolia Environnement SA	13,766	327,044
Vinci SA	18,184	1,791,033
Vivendi SA	28,097	728,690

		53,903,294

Germany - 7.7%

adidas AG	6,387	1,553,940
Allianz SE	12,763	2,885,167
Axel Springer SE	2,220	185,710
BASF SE	31,504	3,195,049
Bayer AG	21,001	2,367,520
Bayerische Motoren Werke AG	13,345	1,451,531
Beiersdorf AG	2,224	252,040
Brenntag AG	5,934	353,264
Commerzbank AG *	51,413	667,459
Continental AG	4,071	1,124,456
Covestro AG ~	7,877	775,625
Daimler AG (XETR)	40,427	3,444,381
Deutsche Bank AG (NYSE)	26,127	365,255
Deutsche Bank AG (XETR)	73,692	1,028,037

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Deutsche Boerse AG	4,691	$641,275
Deutsche Lufthansa AG	18,495	591,239
Deutsche Post AG	36,380	1,593,418
Deutsche Telekom AG	90,692	1,483,784
Deutsche Telekom AG ADR	11,200	183,568
Deutsche Wohnen SE	9,153	427,078
E.ON SE	81,449	905,068
Evonik Industries AG	5,622	198,250
Fielmann AG	616	49,799
Fraport AG Frankfurt Airport Services Worldwide	1,913	188,798
Fresenius Medical Care AG & Co KGaA	7,030	717,993
Fresenius Medical Care AG & Co KGaA ADR	4,434	226,489
Fresenius SE & Co KGaA	11,910	910,696
FUCHS PETROLUB SE	1,176	59,972
GEA Group AG	6,018	255,926
Hannover Rueck SE	2,152	293,602
HeidelbergCement AG	6,038	593,185
Hella GmbH & Co KGaA	1,343	88,411
Henkel AG & Co KGaA	2,890	364,093
HOCHTIEF AG	807	150,851
Infineon Technologies AG	38,929	1,046,926
Innogy SE ~	5,510	261,170
KION Group AG	4,342	405,372
LANXESS AG	5,633	431,804
LEG Immobilien AG	1,281	144,043
Linde AG *	4,906	1,036,682
MAN SE	926	107,980
Merck KGaA	2,995	287,364
METRO AG	7,789	137,790
MTU Aero Engines AG	2,815	474,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,783	1,112,245
OSRAM Licht AG	3,838	282,428
ProSiebenSat.1 Media SE *	8,800	304,801
Rational AG	81	50,954
RWE AG *	35,313	872,873
SAP SE	22,190	2,329,545
SAP SE ADR	5,104	536,737
Siemens AG	20,500	2,615,744
Symrise AG	4,657	374,979
Talanx AG	2,345	101,962
Telefonica Deutschland Holding AG	25,888	121,645
thyssenkrupp AG	11,838	309,115
TUI AG	22,001	471,781
Uniper SE	8,951	272,783
United Internet AG	4,600	289,849
Volkswagen AG	1,609	322,042
Vonovia SE	9,267	459,549
Wacker Chemie AG	1,040	170,906
Wirecard AG	2,853	338,199
Zalando SE * ~	1,905	103,953

		45,348,583

Hong Kong - 2.9%

AIA Group Ltd	402,800	3,443,407
ASM Pacific Technology Ltd	11,400	160,607
Cathay Pacific Airways Ltd *	43,000	74,447
Chinese Estates Holdings Ltd	5,500	8,281
Chow Tai Fook Jewellery Group Ltd	31,200	35,606
CK Asset Holdings Ltd	80,780	681,708
CK Hutchison Holdings Ltd	63,280	760,326
CK Infrastructure Holdings Ltd	20,500	168,024
CLP Holdings Ltd	51,500	525,094
Dairy Farm International Holdings Ltd	14,900	118,455
First Pacific Co Ltd	44,000	23,913
Galaxy Entertainment Group Ltd	84,000	771,009
Haitong International Securities Group Ltd	75,394	44,314
Hang Lung Group Ltd	48,000	157,415

	Shares	Value
Hang Lung Properties Ltd	106,000	$248,785
Hang Seng Bank Ltd	23,000	534,396
Henderson Land Development Co Ltd	32,957	216,101
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	70,302
HKT Trust & HKT Ltd	261,000	329,065
Hong Kong & China Gas Co Ltd	236,562	487,497
Hong Kong Exchanges & Clearing Ltd	44,041	1,450,580
Hongkong Land Holdings Ltd	37,000	255,633
Hopewell Holdings Ltd	4,500	17,247
Hutchison Port Holdings Trust	211,000	62,509
Hysan Development Co Ltd	29,000	153,898
Kerry Properties Ltd	41,000	185,401
Kingston Financial Group Ltd	182,000	81,869
Landing International Development Ltd *	1,260,000	38,531
Li & Fung Ltd	300,000	147,893
Melco International Development Ltd	61,000	179,023
Melco Resorts & Entertainment Ltd ADR	5,670	164,317
MTR Corp Ltd	46,090	248,801
New World Development Co Ltd	296,429	422,486
NWS Holdings Ltd	61,533	112,079
Orient Overseas International Ltd	9,500	86,066
PCCW Ltd	325,000	188,620
Power Assets Holdings Ltd	41,000	366,269
Shangri-La Asia Ltd (XHKG)	36,666	74,449
Sino Land Co Ltd	167,565	271,598
SJM Holdings Ltd	73,000	63,955
Sun Hung Kai Properties Ltd	45,492	722,093
Swire Pacific Ltd ‘A’	32,000	324,051
Swire Pacific Ltd ‘B’	70,000	120,532
Swire Properties Ltd	40,600	142,797
Techtronic Industries Co Ltd	50,500	296,389
The Bank of East Asia Ltd	60,836	243,764
The Wharf Holdings Ltd	75,000	259,672
VTech Holdings Ltd	5,100	64,720
WH Group Ltd ~	607,500	650,928
Wharf Real Estate Investment Co Ltd *	29,000	189,555
Wheelock & Co Ltd	32,000	234,721
Xinyi Glass Holdings Ltd	84,000	127,861
Yue Yuen Industrial Holdings Ltd	30,500	122,197

		16,929,256

Ireland - 0.6%

AIB Group PLC	3,386	20,254
Bank of Ireland Group PLC *	41,732	365,693
CRH PLC	1,776	60,157
CRH PLC ADR	30,260	1,029,445
James Hardie Industries PLC CDI	14,694	260,783
Kerry Group PLC ‘A’	5,616	569,401
Kingspan Group PLC	7,396	313,054
Paddy Power Betfair PLC	3,354	344,392
Smurfit Kappa Group PLC	10,216	414,743

		3,377,922

Israel - 0.3%

Azrieli Group Ltd	1,350	64,896
Bank Hapoalim BM	30,572	210,241
Bank Leumi Le-Israel BM	84,641	511,269
Bezeq The Israeli Telecommunication Corp Ltd	72,852	93,375
Delek Group Ltd	297	50,283
Elbit Systems Ltd	906	109,091
Frutarom Industries Ltd	1,082	99,487
Israel Chemicals Ltd	27,171	115,349
Melisron Ltd	708	28,292
Mizrahi Tefahot Bank Ltd	5,636	107,963
Nice Ltd ADR	1,300	122,109
Strauss Group Ltd	1,338	28,842
Teva Pharmaceutical Industries Ltd	920	15,698

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Teva Pharmaceutical Industries Ltd ADR	17,858	$305,193
Tower Semiconductor Ltd *	1,324	35,629

		1,897,717

Italy - 1.9%

Assicurazioni Generali SPA	52,557	1,010,262
Atlantia SPA	15,377	476,477
Banca Mediolanum SPA	4,790	41,848
Davide Campari-Milano SPA	13,855	104,894
Enel SPA	251,732	1,540,401
Eni SPA	71,414	1,257,975
Eni SPA ADR	5,807	205,161
Ferrari NV	4,729	568,481
FinecoBank Banca Fineco SPA	14,783	177,932
Intesa Sanpaolo SPA	402,930	1,467,069
Leonardo SPA	15,284	176,762
Luxottica Group SPA	4,744	294,719
Mediobanca Banca di Credito Finanziario SPA	28,715	337,585
Moncler SPA	6,188	235,504
Poste Italiane SPA ~	18,503	169,013
PRADA SPA	17,300	81,383
Prysmian SPA	6,864	215,544
Recordati SPA	2,349	86,667
Snam SPA	46,900	215,590
Telecom Italia SPA *	939,722	892,259
Telecom Italia SPA ADR *	2,600	24,882
Terna Rete Elettrica Nazionale SPA	51,141	298,862
UniCredit SPA *	61,127	1,277,623
UnipolSai Assicurazioni SPA	34,931	83,057

		11,239,950

Japan - 23.7%

ABC-Mart Inc	900	59,268
Acom Co Ltd *	10,400	46,702
Advantest Corp	3,700	77,815
Aeon Co Ltd	24,200	430,396
AEON Financial Service Co Ltd	7,100	164,629
Aeon Mall Co Ltd	2,370	49,846
Aica Kogyo Co Ltd	2,000	73,637
Ain Holdings Inc	700	54,714
Air Water Inc	12,000	234,559
Aisin Seiki Co Ltd	7,400	403,840
Ajinomoto Co Inc	23,100	419,502
Alfresa Holdings Corp	5,700	128,710
Alps Electric Co Ltd	13,600	336,656
Amada Holdings Co Ltd	10,800	131,279
ANA Holdings Inc	3,300	127,875
Aoyama Trading Co Ltd	2,100	82,516
Aozora Bank Ltd	4,000	160,545
Ariake Japan Co Ltd	700	56,146
Asahi Glass Co Ltd	17,200	720,805
Asahi Group Holdings Ltd	13,200	709,878
Asahi Intecc Co Ltd	3,400	136,918
Asahi Kasei Corp	47,000	628,194
Asics Corp	5,600	104,305
Astellas Pharma Inc	57,700	882,578
Azbil Corp	2,700	127,165
Bandai Namco Holdings Inc	8,700	281,564
Benefit One Inc	1,800	49,964
Benesse Holdings Inc	2,400	87,310
Bic Camera Inc	4,900	77,743
Bridgestone Corp	22,200	976,663
Brother Industries Ltd	14,200	329,262
Calbee Inc	2,100	71,358
Canon Inc	27,500	997,653
Canon Inc ADR	8,682	316,459
Canon Marketing Japan Inc	2,600	70,340
Capcom Co Ltd	2,800	64,879
Casio Computer Co Ltd	6,300	93,844

	Shares	Value
Central Japan Railway Co	4,500	$858,791
Chubu Electric Power Co Inc	17,400	249,720
Chugai Pharmaceutical Co Ltd	5,900	299,533
Citizen Watch Co Ltd	13,200	93,125
Coca-Cola Bottlers Japan Holdings Inc	4,075	168,287
COMSYS Holdings Corp	4,300	114,320
Concordia Financial Group Ltd	62,500	352,904
Cosmo Energy Holdings Co Ltd	4,200	135,924
Cosmos Pharmaceutical Corp	300	61,161
Credit Saison Co Ltd	6,300	105,447
CyberAgent Inc	4,200	218,226
Dai Nippon Printing Co Ltd	13,500	280,542
Dai-ichi Life Holdings Inc	33,400	616,613
Daicel Corp	23,300	255,856
Daido Steel Co Ltd	1,000	50,728
Daifuku Co Ltd	3,400	201,577
Daiichi Sankyo Co Ltd	14,100	472,996
Daiichikosho Co Ltd	1,700	89,414
Daikin Industries Ltd	8,500	944,291
Daito Trust Construction Co Ltd	2,600	442,694
Daiwa House Industry Co Ltd	21,100	812,842
Daiwa Securities Group Inc	78,000	501,999
DeNA Co Ltd	4,800	87,421
Denka Co Ltd	5,700	192,973
Denso Corp	13,800	759,061
Dentsu Inc	6,100	269,576
DIC Corp	7,600	254,966
Disco Corp	1,200	256,492
DMG Mori Co Ltd	1,800	33,913
Don Quijote Holdings Co Ltd	3,600	206,317
Dowa Holdings Co Ltd	3,200	114,510
East Japan Railway Co	10,200	953,637
Ebara Corp	4,200	149,816
Eisai Co Ltd	6,700	431,390
Electric Power Development Co Ltd	4,800	123,724
en-japan Inc	900	51,178
Ezaki Glico Co Ltd	1,700	90,231
FamilyMart UNY Holdings Co Ltd	2,217	184,714
FANUC Corp	5,400	1,389,707
Fast Retailing Co Ltd	2,000	803,466
FP Corp	1,100	71,508
Fuji Electric Co Ltd	37,000	254,919
Fuji Oil Holdings Inc	3,400	103,368
FUJIFILM Holdings Corp	12,800	511,151
Fujikura Ltd	14,000	94,495
Fujitsu General Ltd	3,000	53,735
Fujitsu Ltd	100,000	607,693
Fukuoka Financial Group Inc	33,000	180,780
Fukuyama Transporting Co Ltd	1,500	65,519
Furukawa Electric Co Ltd	4,500	242,058
Glory Ltd	3,200	114,832
GMO internet Inc	2,600	56,214
GMO Payment Gateway Inc	700	69,102
GungHo Online Entertainment Inc	7,100	23,425
H2O Retailing Corp	3,000	55,668
Hakuhodo DY Holdings Inc	10,000	138,042
Hamamatsu Photonics KK	3,000	115,412
Hankyu Hanshin Holdings Inc	10,300	385,776
Harmonic Drive Systems Inc	1,000	56,343
Haseko Corp	20,000	307,825
Hikari Tsushin Inc	700	112,914
Hino Motors Ltd	15,100	196,367
Hirose Electric Co Ltd	756	104,440
Hisamitsu Pharmaceutical Co Inc	1,300	100,494
Hitachi Capital Corp	3,900	98,715
Hitachi Chemical Co Ltd	4,000	89,360
Hitachi Construction Machinery Co Ltd	3,600	139,741
Hitachi High-Technologies Corp	3,300	156,877
Hitachi Ltd	167,000	1,216,362
Hitachi Ltd ADR	1,820	133,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Hitachi Metals Ltd	13,300	$156,312
Hitachi Transport System Ltd	3,200	89,658
Hokuhoku Financial Group Inc	4,200	57,651
Honda Motor Co Ltd	52,999	1,834,644
Honda Motor Co Ltd ADR	6,920	240,332
Horiba Ltd	1,600	124,576
Hoshizaki Corp	1,100	98,066
House Foods Group Inc	2,400	79,200
Hoya Corp	14,250	719,805
Hulic Co Ltd	10,300	112,246
Ibiden Co Ltd	3,300	48,963
Idemitsu Kosan Co Ltd	13,200	505,042
IHI Corp	10,600	330,709
Iida Group Holdings Co Ltd	8,000	149,541
Inpex Corp	33,100	410,749
Isetan Mitsukoshi Holdings Ltd	14,600	161,558
Isuzu Motors Ltd	21,000	321,751
Ito En Ltd	2,500	97,856
ITOCHU Corp	39,200	765,465
Itochu Techno-Solutions Corp	4,400	90,897
Itoham Yonekyu Holdings Inc	3,600	31,354
Izumi Co Ltd	1,500	101,156
J Front Retailing Co Ltd	9,800	165,516
Japan Airlines Co Ltd	4,500	183,223
Japan Airport Terminal Co Ltd	2,500	97,065
Japan Exchange Group Inc	20,200	378,227
Japan Lifeline Co Ltd	1,700	48,646
Japan Post Holdings Co Ltd	7,000	84,369
Japan Tobacco Inc	37,500	1,071,262
JFE Holdings Inc	18,200	367,118
JGC Corp	7,000	152,408
JSR Corp	5,600	126,033
JTEKT Corp	19,200	282,907
JXTG Holdings Inc	131,250	800,176
K’s Holdings Corp	8,800	122,257
Kagome Co Ltd	2,300	80,767
Kajima Corp	61,333	576,614
Kakaku.com Inc	4,800	84,947
Kaken Pharmaceutical Co Ltd	1,600	94,764
Kamigumi Co Ltd	6,300	141,226
Kandenko Co Ltd	3,000	34,382
Kaneka Corp	15,000	149,213
Kansai Paint Co Ltd	5,300	123,878
Kao Corp	18,500	1,388,859
Kawasaki Heavy Industries Ltd	9,100	293,653
Kawasaki Kisen Kaisha Ltd *	3,100	72,396
KDDI Corp	67,300	1,733,272
Keihan Holdings Co Ltd	6,000	186,149
Keikyu Corp	7,600	133,584
Keio Corp	3,600	155,161
Keisei Electric Railway Co Ltd	4,700	144,672
Kewpie Corp	4,700	128,611
Keyence Corp	3,380	2,111,343
Kikkoman Corp	3,000	121,627
Kinden Corp	6,200	103,712
Kintetsu Group Holdings Co Ltd	5,600	220,032
Kirin Holdings Co Ltd	32,300	859,893
Kobayashi Pharmaceutical Co Ltd	1,400	99,932
Kobe Steel Ltd *	25,300	250,959
Koito Manufacturing Co Ltd	4,400	307,270
Komatsu Ltd	31,400	1,051,867
Konami Holdings Corp	3,400	173,151
Konica Minolta Inc	26,900	228,676
Kose Corp	1,200	252,267
Kubota Corp	26,700	470,657
Kubota Corp ADR	909	80,819
Kuraray Co Ltd	17,300	299,953
Kurita Water Industries Ltd	3,700	119,447
Kyocera Corp	6,000	340,188
Kyowa Exeo Corp	1,600	41,807

	Shares	Value
Kyowa Hakko Kirin Co Ltd	6,800	$147,679
Kyudenko Corp	2,000	98,248
Kyushu Electric Power Co Inc	13,900	167,877
Kyushu Financial Group Inc	16,500	82,407
Kyushu Railway Co	4,700	146,625
Lawson Inc	2,500	170,905
LINE Corp *	1,300	51,162
Lion Corp	7,000	143,652
LIXIL Group Corp	13,000	288,375
M3 Inc	8,000	367,583
Mabuchi Motor Co Ltd	2,100	104,471
Maeda Corp	4,000	46,733
Makita Corp	6,300	312,065
Marubeni Corp	51,100	373,159
Marui Group Co Ltd	9,300	187,538
Maruichi Steel Tube Ltd	1,600	48,759
Matsui Securities Co Ltd	3,100	28,037
Matsumotokiyoshi Holdings Co Ltd	2,600	110,161
Mazda Motor Corp	33,700	450,698
McDonald’s Holdings Co Japan Ltd	2,200	104,117
Mebuki Financial Group Inc	43,360	168,427
Medipal Holdings Corp	6,500	135,661
Megmilk Snow Brand Co Ltd	3,000	81,483
MEIJI Holdings Co Ltd	6,000	460,902
MINEBEA MITSUMI Inc	18,100	389,181
Miraca Holdings Inc	3,000	118,136
MISUMI Group Inc	8,600	238,182
Mitsubishi Chemical Holdings Corp	58,400	568,610
Mitsubishi Corp	46,700	1,257,120
Mitsubishi Electric Corp	69,500	1,128,023
Mitsubishi Estate Co Ltd	33,200	556,148
Mitsubishi Gas Chemical Co Inc	6,500	156,863
Mitsubishi Heavy Industries Ltd	11,400	439,573
Mitsubishi Logistics Corp	1,500	31,576
Mitsubishi Materials Corp	6,800	201,568
Mitsubishi Motors Corp	28,600	204,533
Mitsubishi Tanabe Pharma Corp	8,200	165,667
Mitsubishi UFJ Financial Group Inc	245,100	1,628,841
Mitsubishi UFJ Financial Group Inc ADR	37,293	247,626
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	255,197
Mitsui & Co Ltd	46,800	805,327
Mitsui & Co Ltd ADR	300	103,958
Mitsui Chemicals Inc	12,600	400,040
Mitsui Fudosan Co Ltd	23,700	572,148
Mitsui Mining & Smelting Co Ltd	4,400	195,097
Mitsui OSK Lines Ltd	6,800	193,104
Miura Co Ltd	1,300	42,136
Mixi Inc	3,200	119,727
Mizuho Financial Group Inc	424,800	774,146
Mizuho Financial Group Inc ADR	75,432	279,098
MonotaRO Co Ltd	2,700	95,558
Morinaga & Co Ltd	2,100	92,651
MS&AD Insurance Group Holdings Inc	14,700	456,633
Murata Manufacturing Co Ltd	6,600	911,012
Nabtesco Corp	3,400	132,424
Nagoya Railroad Co Ltd	5,000	127,585
Nankai Electric Railway Co Ltd	4,200	105,838
NEC Corp	14,600	410,391
Nexon Co Ltd *	11,200	189,881
NGK Insulators Ltd	9,800	169,755
NGK Spark Plug Co Ltd	8,800	212,045
NH Foods Ltd	5,500	225,834
NHK Spring Co Ltd	17,200	184,207
Nichirei Corp	6,000	163,169
Nidec Corp	6,700	1,031,188
Nidec Corp ADR	6,032	232,473
Nifco Inc	4,000	134,683
Nihon Kohden Corp	2,500	71,249
Nihon M&A Center Inc	5,200	180,093
Nikon Corp	12,800	231,371

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Nintendo Co Ltd	2,900	$1,288,392
Nippo Corp	3,000	67,630
Nippon Electric Glass Co Ltd	4,200	121,750
Nippon Express Co Ltd	4,300	284,505
Nippon Kayaku Co Ltd	6,000	74,543
Nippon Paint Holdings Co Ltd	6,200	228,365
Nippon Paper Industries Co Ltd	6,000	110,989
Nippon Shinyaku Co Ltd	1,100	74,463
Nippon Shokubai Co Ltd	1,000	69,141
Nippon Steel & Sumitomo Metal Corp	26,063	572,211
Nippon Telegraph & Telephone Corp	21,500	1,003,041
Nippon Yusen KK	9,900	194,376
Nipro Corp	9,300	136,793
Nishi-Nippon Railroad Co Ltd	2,000	52,181
Nissan Chemical Industries Ltd	4,000	166,166
Nissan Motor Co Ltd	106,800	1,102,405
Nisshin Seifun Group Inc	7,440	147,839
Nisshinbo Holdings Inc	7,700	104,283
Nissin Foods Holdings Co Ltd	1,800	124,885
Nitori Holdings Co Ltd	2,800	491,025
Nitto Denko Corp	5,700	430,801
NOF Corp	3,300	99,793
NOK Corp	6,700	130,835
Nomura Holdings Inc	66,800	389,532
Nomura Holdings Inc ADR	18,171	106,300
Nomura Real Estate Holdings Inc	7,900	185,502
Nomura Research Institute Ltd	4,182	197,596
NS Solutions Corp	900	25,709
NSK Ltd	23,200	312,115
NTN Corp	26,000	108,763
NTT Data Corp	22,500	236,424
NTT DOCOMO Inc	26,500	675,576
NTT DOCOMO Inc ADR	6,750	172,598
NTT Urban Development Corp	4,100	50,052
Obayashi Corp	39,000	429,618
Obic Co Ltd	1,600	134,829
Odakyu Electric Railway Co Ltd	7,500	152,786
Oji Holdings Corp	59,000	380,270
Olympus Corp	10,900	416,806
Omron Corp	6,900	403,350
Ono Pharmaceutical Co Ltd	11,400	362,711
Open House Co Ltd	700	43,007
Oracle Corp Japan	1,100	91,293
Orient Corp	20,800	33,258
Oriental Land Co Ltd	7,500	767,379
ORIX Corp	56,400	1,010,743
Osaka Gas Co Ltd	11,400	226,734
Otsuka Corp	3,600	183,538
Otsuka Holdings Co Ltd	10,400	521,661
PALTAC Corp	800	43,597
Panasonic Corp	69,000	990,874
Panasonic Corp ADR	13,000	186,810
Park24 Co Ltd	4,900	133,708
PeptiDream Inc *	1,800	98,722
Persol Holdings Co Ltd	6,700	194,680
Pigeon Corp	4,400	198,800
Pilot Corp	1,400	78,344
Pola Orbis Holdings Inc	3,100	129,230
Rakuten Inc	36,800	304,101
Recruit Holdings Co Ltd	41,000	1,027,608
Relo Group Inc	4,000	111,764
Renesas Electronics Corp *	24,800	249,309
Rengo Co Ltd	10,400	89,899
Resona Holdings Inc	68,400	367,647
Resorttrust Inc	2,100	44,569
Ricoh Co Ltd	41,400	408,983
Rinnai Corp	1,700	161,677
Rohm Co Ltd	3,300	313,239
Rohto Pharmaceutical Co Ltd	3,300	92,866
Ryohin Keikaku Co Ltd	1,000	334,091

	Shares	Value
Sankyo Co Ltd	1,700	$59,470
Sankyu Inc	2,800	139,322
Santen Pharmaceutical Co Ltd	12,400	207,650
Sanwa Holdings Corp	9,500	122,498
Sapporo Holdings Ltd	5,100	149,252
SBI Holdings Inc	9,520	223,682
SCREEN Holdings Co Ltd	1,200	108,395
SCSK Corp	2,100	91,078
Secom Co Ltd	5,900	439,463
Sega Sammy Holdings Inc	6,800	110,176
Seibu Holdings Inc	15,200	266,494
Seiko Epson Corp	16,900	292,874
Seino Holdings Co Ltd	7,600	140,433
Sekisui Chemical Co Ltd	24,100	422,640
Sekisui House Ltd	34,300	627,614
Seria Co Ltd	1,600	79,111
Seven & i Holdings Co Ltd	27,500	1,177,889
Seven Bank Ltd	30,000	96,241
Sharp Corp *	5,700	170,710
Shikoku Electric Power Co Inc	8,700	104,839
Shimadzu Corp	6,000	165,510
Shimamura Co Ltd	700	87,282
Shimano Inc	1,900	274,182
Shimizu Corp	23,500	209,638
Shin-Etsu Chemical Co Ltd	10,900	1,136,970
Shinsei Bank Ltd	8,500	131,861
Shionogi & Co Ltd	10,100	525,942
Shiseido Co Ltd	14,200	911,882
Showa Denko KK	7,900	331,032
Showa Shell Sekiyu KK	8,000	108,904
Skylark Co Ltd	7,600	109,247
SMC Corp	1,600	650,878
SoftBank Group Corp	30,900	2,304,870
Sohgo Security Services Co Ltd	3,000	147,431
Sojitz Corp	63,300	201,905
Sompo Holdings Inc	10,950	441,209
Sony Corp	28,100	1,382,529
Sony Corp ADR	18,942	915,656
Sony Financial Holdings Inc	5,300	96,779
Sotetsu Holdings Inc	4,300	114,608
Square Enix Holdings Co Ltd	3,800	171,621
Stanley Electric Co Ltd	5,600	210,261
Start Today Co Ltd	7,400	192,603
Subaru Corp	22,900	758,053
Sugi Holdings Co Ltd	1,100	61,947
SUMCO Corp	7,800	203,717
Sumitomo Chemical Co Ltd	154,000	893,462
Sumitomo Corp	36,800	616,493
Sumitomo Dainippon Pharma Co Ltd	8,000	133,644
Sumitomo Electric Industries Ltd	45,900	701,513
Sumitomo Forestry Co Ltd	11,300	181,726
Sumitomo Heavy Industries Ltd	6,400	244,527
Sumitomo Metal Mining Co Ltd	8,400	347,437
Sumitomo Mitsui Financial Group Inc	29,100	1,234,546
Sumitomo Mitsui Financial Group Inc ADR	8,600	73,100
Sumitomo Mitsui Trust Holdings Inc	10,300	421,055
Sumitomo Realty & Development Co Ltd	10,000	373,666
Sumitomo Rubber Industries Ltd	10,900	200,967
Sundrug Co Ltd	3,200	149,779
Suntory Beverage & Food Ltd	5,700	277,479
Suruga Bank Ltd	10,300	144,551
Suzuken Co Ltd	3,700	155,690
Suzuki Motor Corp	13,000	705,813
Sysmex Corp	6,000	545,171
T&D Holdings Inc	25,300	402,426
Taiheiyo Cement Corp	9,000	323,274
Taisei Corp	9,100	466,736
Taisho Pharmaceutical Holdings Co Ltd	800	79,094
Taiyo Nippon Sanso Corp	8,200	124,246
Takara Holdings Inc	5,900	65,597

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Takashimaya Co Ltd	15,000	$144,190
Takeda Pharmaceutical Co Ltd	24,300	1,184,898
TDK Corp	5,600	498,897
Teijin Ltd	17,800	338,243
Terumo Corp	11,000	572,130
The Bank of Kyoto Ltd	2,500	141,670
The Chiba Bank Ltd	31,000	253,454
The Chugoku Bank Ltd	7,900	94,172
The Chugoku Electric Power Co Inc	6,800	83,072
The Gunma Bank Ltd	16,000	92,112
The Hachijuni Bank Ltd	19,000	103,259
The Hiroshima Bank Ltd	10,500	80,092
The Iyo Bank Ltd	8,700	66,795
The Japan Steel Works Ltd	2,500	82,172
The Kansai Electric Power Co Inc	19,000	248,417
The Shizuoka Bank Ltd	25,000	240,413
The Yokohama Rubber Co Ltd	7,100	164,552
THK Co Ltd	3,200	133,120
TIS Inc	4,300	171,934
Tobu Railway Co Ltd	6,100	186,382
Toda Corp	5,000	36,342
Toho Co Ltd	3,400	113,169
Toho Gas Co Ltd	2,600	81,266
Tohoku Electric Power Co Inc	15,100	205,409
Tokio Marine Holdings Inc	20,900	947,666
Tokyo Broadcasting System Holdings Inc	2,400	51,049
Tokyo Century Corp	3,300	206,840
Tokyo Electric Power Co Holdings Inc *	42,500	166,472
Tokyo Electron Ltd	5,900	1,091,448
Tokyo Gas Co Ltd	10,600	283,234
Tokyo Tatemono Co Ltd	10,300	155,912
Tokyu Corp	15,000	236,209
Tokyu Fudosan Holdings Corp	43,900	315,860
Toppan Printing Co Ltd	23,000	189,059
Toray Industries Inc	52,800	502,257
Toshiba Corp *	94,000	274,173
Tosoh Corp	18,600	366,801
TOTO Ltd	5,300	277,883
Toyo Seikan Group Holdings Ltd	9,000	134,293
Toyo Suisan Kaisha Ltd	2,700	106,695
Toyo Tire & Rubber Co Ltd	2,800	48,005
Toyoda Gosei Co Ltd	4,500	104,218
Toyota Boshoku Corp	4,600	94,671
Toyota Industries Corp	5,100	308,317
Toyota Motor Corp	57,832	3,755,127
Toyota Motor Corp ADR	9,976	1,300,571
Toyota Tsusho Corp	13,000	439,328
Trend Micro Inc	4,600	271,270
TS Tech Co Ltd	3,200	127,569
Tsumura & Co	2,200	76,462
Tsuruha Holdings Inc	1,100	158,315
Ube Industries Ltd	8,900	260,792
Ulvac Inc	2,500	141,435
Unicharm Corp	15,100	435,537
Universal Entertainment Corp	1,200	55,435
USS Co Ltd	8,500	173,973
Welcia Holdings Co Ltd	1,600	72,053
West Japan Railway Co	5,200	368,663
Yahoo Japan Corp	45,300	212,045
Yakult Honsha Co Ltd	2,300	172,406
Yamada Denki Co Ltd	32,600	198,101
Yamaguchi Financial Group Inc	10,000	123,749
Yamaha Corp	3,500	153,737
Yamaha Motor Co Ltd	13,300	395,701
Yamato Holdings Co Ltd	7,200	180,980
Yamazaki Baking Co Ltd	8,800	184,364
Yaskawa Electric Corp	9,600	435,413
Yokogawa Electric Corp	6,100	123,678
Zenkoku Hosho Co Ltd	1,800	79,098
Zensho Holdings Co Ltd	2,100	48,032
Zeon Corp	9,000	130,755

		140,315,864

	Shares	Value

Kazakhstan - 0.0%

KAZ Minerals PLC *	3,370	$40,320

Luxembourg - 0.2%

ArcelorMittal *	20,090	638,104
ArcelorMittal ‘NY’ *	3,715	118,174
Eurofins Scientific SE	284	149,660
RTL Group SA	2,043	169,618
SES SA ‘A’ FDR	11,912	161,240
Tenaris SA	3,865	66,811
Tenaris SA ADR	2,149	74,506

		1,378,113

Macau - 0.1%

MGM China Holdings Ltd	39,600	102,995
Sands China Ltd	90,800	493,437
Wynn Macau Ltd	68,400	250,702

		847,134

Malta - 0.0%

Kindred Group PLC SDR	8,132	111,568

Mexico - 0.0%

Fresnillo PLC	9,041	161,435

Netherlands - 3.7%

ABN AMRO Group NV CVA ~	19,284	581,477
Aegon NV	43,188	291,381
Aegon NV ‘NY’	45,764	309,822
Akzo Nobel NV	11,959	1,129,921
Altice NV ‘A’ *	14,829	122,553
Altice NV ‘B’ *	2,463	20,336
ASML Holding NV	3,104	615,503
ASML Holding NV ‘NY’	9,962	1,978,055
GrandVision NV ~	2,742	62,515
Heineken NV	9,108	979,601
ING Groep NV	88,623	1,495,531
ING Groep NV ADR	35,311	597,815
Koninklijke Ahold Delhaize NV	53,913	1,277,518
Koninklijke Ahold Delhaize NV ADR	976	23,151
Koninklijke DSM NV	6,225	618,746
Koninklijke KPN NV	179,936	541,066
Koninklijke Philips NV	8,289	317,402
Koninklijke Philips NV ‘NY’	20,659	791,446
NN Group NV	15,315	680,444
Randstad Holding NV	5,237	344,909
Royal Dutch Shell PLC ‘A’	23,293	736,957
Royal Dutch Shell PLC ‘A’ ADR	58,119	3,708,573
Royal Dutch Shell PLC ‘B’	16,666	536,286
Royal Dutch Shell PLC ‘B’ ADR	48,480	3,176,894
Wolters Kluwer NV	12,558	667,895

		21,605,797

New Zealand - 0.3%

a2 Milk Co Ltd *	25,011	226,166
Air New Zealand Ltd	49,539	116,080
Auckland International Airport Ltd	50,469	223,951
Contact Energy Ltd	31,500	120,122
EBOS Group Ltd	4,242	55,147
Fisher & Paykel Healthcare Corp Ltd	18,508	177,297
Fletcher Building Ltd (NZX)	28,007	122,801
Mercury NZ Ltd	13,101	30,634
Meridian Energy Ltd	31,288	64,715
Port of Tauranga Ltd	20,172	69,956
Ryman Healthcare Ltd	10,920	84,033
SKYCITY Entertainment Group Ltd	17,778	50,266

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Spark New Zealand Ltd (NZX)	74,778	$181,444
Vector Ltd	20,849	47,603
Z Energy Ltd	11,342	57,556

		1,627,771

Norway - 0.8%

Aker ASA ‘A’	636	35,981
Aker BP ASA	6,309	171,036
Austevoll Seafood ASA	5,178	52,108
DNB ASA	28,315	557,727
Entra ASA ~	3,228	44,066
Gjensidige Forsikring ASA	5,515	101,433
Leroy Seafood Group ASA	15,000	93,140
Marine Harvest ASA	16,420	331,905
Norsk Hydro ASA	41,110	243,852
Norwegian Finans Holding ASA *	7,642	86,314
Orkla ASA	20,038	215,949
Salmar ASA	2,511	103,392
Schibsted ASA ‘A’	1,590	44,794
Schibsted ASA ‘B’	3,846	98,438
SpareBank 1 SR-Bank ASA	8,749	96,167
Statoil ASA	43,784	1,036,278
Storebrand ASA	25,497	209,676
Telenor ASA	28,531	648,827
TGS Nopec Geophysical Co ASA	5,265	129,165
Tomra Systems ASA	1,961	41,398
Yara International ASA	4,387	187,457

		4,529,103

Portugal - 0.2%

EDP - Energias de Portugal SA	72,181	274,259
Galp Energia SGPS SA	26,103	492,269
Jeronimo Martins SGPS SA	8,183	148,837

		915,365

Singapore - 1.2%

CapitaLand Ltd	109,400	299,591
City Developments Ltd	25,300	252,095
ComfortDelGro Corp Ltd	84,531	132,697
DBS Group Holdings Ltd	34,004	718,244
Genting Singapore PLC	286,900	237,961
Golden Agri-Resources Ltd	342,000	91,684
Great Eastern Holdings Ltd	2,000	45,278
Jardine Cycle & Carriage Ltd	4,922	130,021
Keppel Corp Ltd	45,200	270,261
Olam International Ltd	24,900	44,616
Oversea-Chinese Banking Corp Ltd	112,618	1,109,400
SATS Ltd	31,000	121,820
Sembcorp Industries Ltd	104,800	250,626
Sembcorp Marine Ltd	31,800	55,211
Singapore Airlines Ltd	52,500	436,256
Singapore Exchange Ltd	36,600	206,623
Singapore Press Holdings Ltd	28,000	54,024
Singapore Technologies Engineering Ltd	68,100	187,337
Singapore Telecommunications Ltd	293,800	758,797
StarHub Ltd	25,800	45,415
United Industrial Corp Ltd	9,000	22,309
United Overseas Bank Ltd	42,781	900,206
UOL Group Ltd	22,100	144,902
Venture Corp Ltd	10,800	233,570
Wilmar International Ltd	49,000	119,464

		6,868,408

South Africa - 0.1%

Investec PLC	23,341	180,386
Mediclinic International PLC	12,300	103,777
Mondi PLC	15,858	426,233

		710,396

	Shares	Value
Spain - 2.7%

Abertis Infraestructuras SA	18,627	$417,579
ACS Actividades de Construccion y Servicios SA	9,207	359,216
Aena SME SA ~	2,634	531,129
Amadeus IT Group SA	16,294	1,205,807
Banco Bilbao Vizcaya Argentaria SA	153,345	1,214,425
Banco de Sabadell SA	251,284	513,983
Banco Santander SA	499,075	3,266,633
Bankia SA	59,763	268,094
Bankinter SA	21,850	224,953
CaixaBank SA (SIBE)	121,681	580,133
EDP Renovaveis SA	9,060	88,737
Enagas SA	5,000	136,924
Endesa SA	11,264	248,148
Ferrovial SA	16,737	349,932
Gas Natural SDG SA	15,042	359,023
Grifols SA	9,441	267,660
Iberdrola SA	197,923	1,455,405
Industria de Diseno Textil SA	27,155	853,716
Mapfre SA	66,406	220,932
Red Electrica Corp SA	13,344	275,452
Repsol SA	76,817	1,365,471
Repsol SA ADR	6,761	120,481
Siemens Gamesa Renewable Energy SA	8,132	130,705
Telefonica SA	147,860	1,464,826
Telefonica SA ADR	25,625	252,919

		16,172,283

Sweden - 2.5%

AAK AB	1,429	126,524
Alfa Laval AB	9,271	219,705
Arjo AB ‘B’ *	9,035	26,407
Assa Abloy AB ‘B’	27,389	593,669
Atlas Copco AB ‘A’	24,470	1,062,775
Atlas Copco AB ‘B’	14,220	555,229
Axfood AB	5,116	87,575
BillerudKorsnas AB	8,742	135,562
Boliden AB	16,130	567,589
Castellum AB	10,437	170,940
Electrolux AB ‘B’	8,835	279,005
Elekta AB ‘B’	7,910	84,682
Essity AB ‘A’ *	303	8,435
Essity AB ‘B’ *	17,280	478,884
Fabege AB	6,112	132,692
Fastighets AB Balder ‘B’ *	5,005	125,959
Getinge AB ‘B’	9,035	102,887
Hennes & Mauritz AB ‘B’	25,648	383,159
Hexagon AB ‘B’	7,071	422,060
Hexpol AB	13,173	122,456
Holmen AB ‘B’	2,315	125,920
Hufvudstaden AB ‘A’	6,211	92,424
Husqvarna AB ‘B’	24,623	238,039
ICA Gruppen AB	3,534	125,292
Indutrade AB	2,964	76,689
Intrum Justitia AB	3,640	103,507
Lifco AB ‘B’	640	24,671
Loomis AB ‘B’	2,957	106,751
Lundin Petroleum AB *	4,805	121,388
Nibe Industrier AB ‘B’	12,470	118,431
Nordea Bank AB	92,294	987,542
Pandox AB	3,627	65,265
Peab AB	9,603	86,699
Saab AB ‘B’	2,207	100,107
Sandvik AB	41,138	753,698
Securitas AB ‘B’	14,287	243,258
Skandinaviska Enskilda Banken AB ‘A’	38,623	405,785
Skanska AB ‘B’	10,400	213,229
SKF AB ‘B’	22,308	457,025
SSAB AB ‘A’ *	13,264	75,082
SSAB AB ‘B’ *	23,085	106,930

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Svenska Cellulosa AB SCA ‘A’	303	$3,218
Svenska Cellulosa AB SCA ‘B’	36,205	386,908
Svenska Handelsbanken AB ‘A’	46,403	580,818
Sweco AB ‘B’	1,183	24,509
Swedbank AB ‘A’	27,051	607,845
Swedish Match AB	5,904	267,556
Swedish Orphan Biovitrum AB *	3,903	69,887
Tele2 AB ‘B’	17,742	213,655
Telefonaktiebolaget LM Ericsson ‘A’	2,470	16,318
Telefonaktiebolaget LM Ericsson ‘B’	59,986	381,988
Telefonaktiebolaget LM Ericsson ADR	10,502	67,213
Telia Co AB	102,094	481,040
Trelleborg AB ‘B’	10,892	274,458
Volvo AB ‘A’	10,757	197,093
Volvo AB ‘B’	54,871	1,004,379
Wallenstam AB ‘B’	4,592	41,803

		14,932,614

Switzerland - 7.1%

ABB Ltd	57,968	1,378,374
ABB Ltd ADR	13,873	329,345
Adecco Group AG	8,265	588,716
Baloise Holding AG	2,423	370,679
Banque Cantonale Vaudoise	124	100,371
Barry Callebaut AG	88	172,107
Chocoladefabriken Lindt & Spruengli AG	3	218,377
Cie Financiere Richemont SA	16,378	1,471,758
Clariant AG	11,388	272,434
Coca-Cola HBC AG	8,243	305,046
Credit Suisse Group AG	71,611	1,202,708
Credit Suisse Group AG ADR	7,553	126,815
DKSH Holding AG	615	50,011
Dufry AG *	1,791	235,247
EMS-Chemie Holding AG	284	179,662
Ferguson PLC	10,745	808,130
Flughafen Zurich AG	1,404	310,086
Geberit AG	1,012	447,529
Givaudan SA	330	752,843
Glencore PLC	358,058	1,779,273
Helvetia Holding AG	238	141,881
Julius Baer Group Ltd	11,439	703,973
Kuehne + Nagel International AG	1,969	310,127
LafargeHolcim Ltd (XVTX)	12,792	700,933
Logitech International SA	5,877	215,862
Lonza Group AG	1,956	461,301
Nestle SA	85,029	6,720,819
Novartis AG	55,762	4,510,079
Novartis AG ADR	13,580	1,097,943
Partners Group Holding AG	716	532,793
Roche Holding AG (XSWX)	754	175,160
Roche Holding AG (XVTX)	20,167	4,626,250
Schindler Holding AG	830	173,888
SGS SA	215	528,885
Sika AG	93	729,506
Sonova Holding AG	2,065	328,299
STMicroelectronics NV	25,294	562,886
STMicroelectronics NV ‘NY’	2,700	60,183
Straumann Holding AG	326	205,687
Swiss Life Holding AG	1,750	623,643
Swiss Prime Site AG	3,227	312,293
Swiss Re AG	10,254	1,046,592
Swisscom AG	1,034	512,972
Temenos Group AG	2,538	304,330
The Swatch Group AG	1,575	694,961
The Swatch Group AG - Registered	2,913	244,291
UBS Group AG (NYSE) *	50,296	888,227
UBS Group AG (XVTX)	69,064	1,216,833
Vifor Pharma AG	2,094	322,900
Zurich Insurance Group AG	5,551	1,831,066

		41,884,074

	Shares	Value
United Kingdom - 13.3%

3i Group PLC	33,780	$407,720
Admiral Group PLC	7,158	185,266
Anglo American PLC	59,653	1,389,596
Ashtead Group PLC	24,287	662,227
Associated British Foods PLC	8,685	303,641
AstraZeneca PLC ADR	95,997	3,357,015
Auto Trader Group PLC ~	34,981	171,946
Aviva PLC	199,044	1,389,146
B&M European Value Retail SA	26,197	143,803
Babcock International Group PLC	20,329	190,821
BAE Systems PLC	122,746	1,004,270
Barclays PLC	41,798	122,138
Barclays PLC ADR	87,418	1,033,281
Barratt Developments PLC	49,021	364,781
Bellway PLC	6,832	292,376
Berkeley Group Holdings PLC	7,248	385,300
BP PLC	43,908	296,164
BP PLC ADR	124,650	5,053,311
British American Tobacco PLC	20,930	1,209,898
British American Tobacco PLC ADR	32,728	1,888,078
BT Group PLC	220,730	704,528
BT Group PLC ADR	7,614	123,042
Bunzl PLC	12,940	380,518
Burberry Group PLC	17,239	410,917
Capita PLC	18,458	37,304
Centrica PLC	178,033	355,188
CNH Industrial NV	39,362	486,397
Coca-Cola European Partners PLC	9,600	399,493
Compass Group PLC	60,121	1,227,608
Croda International PLC	5,375	345,297
DCC PLC	4,826	444,654
Diageo PLC ADR	21,902	2,965,969
Direct Line Insurance Group PLC	34,236	183,317
DS Smith PLC	57,759	381,677
easyJet PLC	5,609	126,438
Experian PLC	35,385	765,260
Fiat Chrysler Automobiles NV *	51,868	1,057,914
G4S PLC	64,893	225,854
GKN PLC	72,315	468,735
GlaxoSmithKline PLC	1,836	35,657
GlaxoSmithKline PLC ADR	93,174	3,640,308
Halma PLC	15,982	264,554
Hargreaves Lansdown PLC	11,352	260,569
Hiscox Ltd	4,819	98,322
HSBC Holdings PLC	24,082	226,147
HSBC Holdings PLC ADR	90,417	4,310,178
Imperial Brands PLC	25,801	878,511
Informa PLC	27,728	279,392
InterContinental Hotels Group PLC	2,129	127,554
InterContinental Hotels Group PLC ADR	3,704	226,722
International Consolidated Airlines Group SA	32,350	279,224
Intertek Group PLC	6,034	394,975
ITV PLC	140,566	284,543
J Sainsbury PLC	72,005	241,540
JD Sports Fashion PLC	6,910	32,591
John Wood Group PLC	32,626	247,913
Johnson Matthey PLC	8,618	367,654
Just Eat PLC *	11,947	116,990
Kingfisher PLC	86,436	354,586
Legal & General Group PLC	261,995	949,274
Liberty Global PLC ‘A’ *	512	16,031
Liberty Global PLC ‘C’ *	1,264	38,464
Lloyds Banking Group PLC	1,322,213	1,202,719
Lloyds Banking Group PLC ADR	239,897	892,417
London Stock Exchange Group PLC	13,722	794,541
Marks & Spencer Group PLC	77,121	292,941
Meggitt PLC	32,514	197,247
Melrose Industries PLC	69,468	225,083
Merlin Entertainments PLC ~	38,031	184,928

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

	Shares	Value
Micro Focus International PLC	9,014	$125,868
Micro Focus International PLC ADR	400	5,616
National Grid PLC	25,524	287,310
National Grid PLC ADR	11,047	623,382
Next PLC	4,631	309,578
Old Mutual PLC (LI)	303,616	1,021,636
Pearson PLC	8,906	93,895
Pearson PLC ADR	23,084	243,075
Pennon Group PLC	7,897	71,394
Persimmon PLC	13,571	481,666
Prudential PLC	10,345	258,508
Prudential PLC ADR	31,709	1,621,281
Randgold Resources Ltd	1,942	161,334
Reckitt Benckiser Group PLC	18,077	1,525,840
RELX NV	32,542	674,559
RELX NV ADR	3,798	78,960
RELX PLC	4,850	99,628
RELX PLC ADR	26,553	554,692
Rentokil Initial PLC	68,962	262,814
Rightmove PLC	3,049	186,124
Rio Tinto Ltd	14,119	799,873
Rio Tinto PLC	309	15,680
Rio Tinto PLC ADR	41,315	2,128,962
Rolls-Royce Holdings PLC *	73,569	899,463
Royal Bank of Scotland Group PLC *	16,107	58,594
Royal Bank of Scotland Group PLC ADR *	48,554	359,300
Royal Mail PLC	43,298	328,622
RSA Insurance Group PLC	27,911	247,109
Schroders PLC	5,746	257,813
Schroders PLC - Non-Voting	1,879	60,226
Severn Trent PLC	8,606	222,797
Sky PLC	34,952	636,549
Sky PLC ADR	1,754	127,498
Smith & Nephew PLC	24,457	457,517
Smith & Nephew PLC ADR	6,886	262,701
Smiths Group PLC	14,808	314,986
Spirax-Sarco Engineering PLC	2,761	222,726
SSE PLC	46,405	832,475
St James’s Place PLC	20,426	311,412
Standard Chartered PLC	104,356	1,045,894
Standard Life Aberdeen PLC	98,136	495,359
Subsea 7 SA	17,971	231,316
Taylor Wimpey PLC	145,048	375,775
Tesco PLC	384,129	1,111,749
The Sage Group PLC	37,239	334,609
The Weir Group PLC	6,930	194,259
Travis Perkins PLC	3,909	67,775
Unilever NV ‘NY’	35,830	2,020,454
Unilever NV CVA	12,940	730,404
Unilever PLC	2,665	147,808
Unilever PLC ADR	35,601	1,977,992
United Utilities Group PLC	16,403	164,731
Vodafone Group PLC	744,578	2,037,189
Vodafone Group PLC ADR	20,531	571,172
Whitbread PLC	8,059	418,319
Wm Morrison Supermarkets PLC	97,517	292,587
WPP PLC	43,847	696,801
WPP PLC ADR	3,147	250,344

		78,798,463

United States - 0.5%

Carnival PLC	1,157	74,469
Carnival PLC ADR	3,092	202,526
QIAGEN NV *	6,590	213,044
Samsonite International SA	57,000	260,707
Shire PLC	17,077	849,919
Shire PLC ADR	2,592	387,219
Valeant Pharmaceuticals International Inc (NYSE) *	23,739	377,925

	Shares	Value
Valeant Pharmaceuticals International Inc (TSE) *	4,900	$78,006
Waste Connections Inc	6,956	499,023

		2,942,838

Zambia - 0.1%

First Quantum Minerals Ltd	33,614	471,981

Total Common Stocks (Cost $500,945,935)		576,998,854

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.280% due 04/02/18 (Dated 03/29/18, repurchase price of $7,918,363; collateralized by U.S. Treasury Notes: 2.000% due 11/15/21 and value $8,078,049)	$7,918,116	7,918,116

Total Short-Term Investment (Cost $7,918,116)		7,918,116

TOTAL INVESTMENTS - 99.6% (Cost $512,515,073)		588,558,295

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,596,724

NET ASSETS - 100.0%		$591,155,019

Notes to Schedule of Investments

(a)	As of March 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.8%
Consumer, Non-Cyclical	19.7%
Consumer, Cyclical	14.5%
Industrial	13.4%
Basic Materials	9.0%
Energy	6.6%
Communications	6.0%
Technology	3.7%
Utilities	3.2%
Others (each less than 3.0%)	1.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2018:

		Total Value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$3,641,325	$-	$3,641,325	$-
	Common Stocks
	Australia	33,590,353	2,240,836	31,349,517	-
	Austria	2,068,939	-	2,068,939	-
	Belgium	7,020,358	603,571	6,416,787	-
	Bermuda	22,818	22,818	-	-
	Canada	49,416,484	49,416,484	-	-
	Chile	151,462	-	151,462	-
	China	546,994	-	546,994	-
	Colombia	310,899	-	310,899	-
	Denmark	10,047,637	946,388	9,101,249	-
	Finland	6,619,042	96,031	6,523,011	-
	France	53,903,294	1,139,703	52,763,591	-
	Germany	45,348,583	1,312,049	44,036,534	-
	Hong Kong	16,929,256	202,848	16,726,408	-
	Ireland	3,377,922	2,276,546	1,101,376	-
	Israel	1,897,717	462,931	1,434,786	-
	Italy	11,239,950	230,043	11,009,907	-
	Japan	140,315,864	4,515,000	135,800,864	-
	Kampuchea, Democratic	193,619	-	193,619	-
	Kazakhstan	40,320	40,320	-	-
	Luxembourg	1,378,113	192,680	1,185,433	-
	Macau	847,134	-	847,134	-
	Malta	111,568	-	111,568	-
	Mexico	161,435	-	161,435	-
	Netherlands	21,605,797	10,585,756	11,020,041	-
	New Zealand	1,627,771	-	1,627,771	-
	Norway	4,529,103	-	4,529,103	-
	Portugal	915,365	-	915,365	-
	Singapore	6,868,408	22,309	6,846,099	-
	South Africa	710,396	-	710,396	-
	Spain	16,172,283	462,137	15,710,146	-
	Sweden	14,932,614	67,213	14,865,401	-
	Switzerland	41,884,074	2,718,375	39,165,699	-
	United Kingdom	78,798,463	35,162,230	43,636,233	-
	United States	2,942,838	1,544,699	1,398,139	-
	Zambia	471,981	471,981	-	-

	Total Common Stocks	576,998,854	114,732,948	462,265,906	-

	Short-Term Investment	7,918,116	-	7,918,116	-

	Total	$588,558,295	$114,732,948	$473,825,347	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$19,472,314	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
1,645,348	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 331 and 332

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2018 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of March 31, 2018.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2018.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2018.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 2D in Supplemental Notes to Schedules of Investments).

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BMO	BMO Capital Markets
BNP	BNP Paribas
BOM	Bank of Montreal
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DSA	Daiwa Securities America
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
MUF	Mitsubishi UFJ
NAB	National Australia Bank Ltd
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
Auction	Auction Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR LIBOR	Euro London Interbank Offered Rate
EUR Swap	Euro Swap Rate
GBP LIBOR	British Pound London Interbank Offered Rate
USD LIBOR	United States London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US Prime	United State Prime Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

March 31, 2018 (Unaudited)

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLF	Chilean Unidad de Fomento
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Riyal
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depositary Interest
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedule of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of March 31, 2018, the Trust was comprised of fifty-seven separate funds, as presented in Schedule of Investments (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Main Street® Core Portfolio (1)	Global Absolute Return Portfolio (1)
Diversified Bond Portfolio (1)	Mid-Cap Equity Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)
Floating Rate Income Portfolio (1)	Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Floating Rate Loan Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Growth Portfolio (2)
High Yield Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Inflation Managed Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Inflation Strategy Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Managed Bond Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Short Duration Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Emerging Markets Debt Portfolio (1)	Emerging Markets Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Comstock Portfolio (1)	International Large-Cap Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (4)
Developing Growth Portfolio (1)	International Small-Cap Portfolio (1)	PD Aggregate Bond Index Portfolio (4)
Dividend Growth Portfolio (1)	International Value Portfolio (1)	PD High Yield Bond Market Portfolio (4)
Equity Index Portfolio (1)	Health Sciences Portfolio	PD Large-Cap Growth Index Portfolio (4)
Focused Growth Portfolio	Real Estate Portfolio (1)	PD Large-Cap Value Index Portfolio (4)
Growth Portfolio (1)	Technology Portfolio	PD Small-Cap Growth Index Portfolio (4)
Large-Cap Growth Portfolio (1)	Currency Strategies Portfolio (1)	PD Small-Cap Value Index Portfolio (4)
Large-Cap Value Portfolio (1)	Diversified Alternatives Portfolio	PD Emerging Markets Portfolio (4)
Long/Short Large-Cap Portfolio (1)	Equity Long/Short Portfolio (1)	PD International Large-Cap Portfolio (4)

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.
(4)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors.

Investments in Affiliated or Unaffiliated Investment Companies

Fund investments in affiliated or unaffiliated investment companies, including mutual funds, are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment,

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of March 31, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing

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costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value of future cash flows, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 5).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 5).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective.

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The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short- term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt

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from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2018, no participation interest in Senior Loans was held by any Funds.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of March 31, 2018, the Floating Rate Loan Portfolio had unfunded loan commitments of $304,526 (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

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Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar

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rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability

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or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified term. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked- to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non- deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

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Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross- currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re- exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of

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an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2018 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying reference asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying reference asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying reference asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying reference asset.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk

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associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended March 31, 2018 is as follows:

Portfolio/Underlying Funds	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2018
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$413,550	$-	$-	$-	$7,060	$420,610	35,398
Inflation Managed ‘P’	230,683	22,806	17,704	1,080	(3,058)	233,807	19,738
Emerging Markets Debt ‘P’	463,842	-	-	-	237,753	701,595	55,837
Emerging Markets ‘P’	333,300	30,344	46,393	14,673	(2,975)	328,949	16,582
International Small-Cap ‘P’	237,015	-	-	-	91,681	328,696	20,905
Real Estate ‘P’	139,225	-	-	-	4,040	143,265	6,169
Currency Strategies ‘P’	1,116,848	-	-	-	(181,403)	935,445	80,961
Equity Long/Short ‘P’	502,430	54,516	37,965	9,976	(14,123)	514,834	34,261
Global Absolute Return ‘P’	1,146,596	-	-	-	(70,625)	1,075,971	88,898
Total	$4,583,489	$107,666	$102,062	$25,729	$68,350	$4,683,172

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$55,289,091	$706,243	$1,042,392	$37,866	($297,067)	$54,693,741	5,280,091
PD Aggregate Bond Index ‘P’	227,115,696	4,216,295	2,442,457	161,638	(3,713,646)	225,337,526	18,686,179
PD High Yield Bond Market ‘P’	49,873,147	461,194	678,089	185,841	(656,910)	49,185,183	3,258,877
PD Large-Cap Growth Index ‘P’	58,064,715	7,961,568	3,178,567	1,811,674	(826,203)	63,833,187	1,803,389
PD Large-Cap Value Index ‘P’	74,982,876	1,465,058	6,918,813	3,412,176	(5,618,828)	67,322,469	2,383,260
PD Small-Cap Growth Index ‘P’	8,325,043	91,237	6,183,536	2,140,858	(1,993,943)	2,379,659	79,081
PD Small-Cap Value Index ‘P’	19,300,362	546,704	8,842,730	2,403,567	(3,048,695)	10,359,208	415,970
PD Emerging Markets ‘P’	16,898,015	62,298	1,110,307	274,069	83,322	16,207,397	853,017
PD International Large-Cap ‘P’	44,670,030	12,132,324	1,677,926	679,210	(913,595)	54,890,043	2,882,249
Total	$554,518,975	$27,642,921	$32,074,817	$11,106,899	($16,985,565)	$544,208,413

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$141,551,663	$4,667,324	$163,534	$5,843	($674,361)	$145,386,935	14,035,540
PD Aggregate Bond Index ‘P’	685,736,807	32,106,320	680,642	63,244	(10,678,744)	706,546,985	58,590,611
PD High Yield Bond Market ‘P’	118,495,679	3,587,480	75,262	15,016	(1,145,195)	120,877,718	8,009,031
PD Large-Cap Growth Index ‘P’	394,956,395	20,499,309	11,873,293	7,255,417	(1,481,811)	409,356,017	11,564,961
PD Large-Cap Value Index ‘P’	440,247,849	3,619,270	2,859,161	1,458,878	(13,878,899)	428,587,937	15,172,294
PD Small-Cap Growth Index ‘P’	74,092,219	238,526	54,173,650	15,678,554	(14,449,159)	21,386,490	710,716
PD Small-Cap Value Index ‘P’	121,186,200	1,328,531	61,035,614	19,434,695	(23,723,763)	57,190,049	2,296,446
PD Emerging Markets ‘P’	135,382,087	105,255	7,244,195	1,751,365	934,064	130,928,576	6,890,944
PD International Large-Cap ‘P’	302,689,836	77,307,010	2,141,108	777,671	(2,683,809)	375,949,600	19,740,928
Total	$2,414,338,735	$143,459,025	$140,246,459	$46,440,683	($67,781,677)	$2,396,210,307

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2018
						Ending Value	Share Balance
Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,369,019	$841,662	$583,963	$20,548	($94,902)	$15,552,364	1,501,413
PD Aggregate Bond Index ‘P’	115,354,776	7,072,568	3,387,917	275,836	(2,135,905)	117,179,358	9,717,132
PD High Yield Bond Market ‘P’	23,084,999	1,102,033	636,706	117,692	(348,556)	23,319,462	1,545,085
PD Large-Cap Growth Index ‘P’	162,063,769	16,422,389	5,015,893	2,968,963	(439,958)	175,999,270	4,972,260
PD Large-Cap Value Index ‘P’	178,509,878	11,930,371	152,531	79,410	(5,005,604)	185,361,524	6,561,920
PD Small-Cap Growth Index ‘P’	30,882,608	858,640	17,712,676	5,940,930	(5,357,355)	14,612,147	485,591
PD Small-Cap Value Index ‘P’	53,856,760	2,903,354	32,808,826	8,756,891	(10,798,875)	21,909,304	879,760
PD Emerging Markets ‘P’	58,466,273	331,243	2,138,806	475,013	726,563	57,860,286	3,045,263
PD International Large-Cap ‘P’	135,421,042	27,139,149	1,204,488	489,258	(1,570,716)	160,274,245	8,415,921
Total	$773,009,124	$68,601,409	$63,641,806	$19,124,541	($25,025,308)	$772,067,960

Portfolio Optimization Conservative
Core Income ‘P’	$45,545,021	$214,342	$1,127,300	$59,692	($719,790)	$43,971,965	4,158,973
Diversified Bond ‘P’	421,300,598	2,476,461	10,270,673	1,862,408	(5,837,578)	409,531,216	31,024,338
Floating Rate Income ‘P’	48,260,576	-	-	-	(1,820,624)	46,439,952	3,908,299
Floating Rate Loan ‘P’	49,166,681	-	-	-	(7,968,191)	41,198,490	4,422,475
High Yield Bond ‘P’	69,158,976	38,535,310	1,794,678	495,740	(1,141,229)	105,254,119	12,105,499
Inflation Managed ‘P’	35,621,467	9,436,789	812,609	19,046	(291,811)	43,972,882	3,712,162
Inflation Strategy ‘P’	14,607,678	-	-	-	29,384,552	43,992,230	4,260,690
Managed Bond ‘P’	226,059,212	1,551,012	7,690,323	767,028	(3,624,058)	217,062,871	15,634,479
Short Duration Bond ‘P’	376,055,766	1,534,561	130,492,309	4,349,593	(5,122,461)	246,325,150	24,189,660
Emerging Markets Debt ‘P’	59,290,395	-	-	-	46,358,349	105,648,744	8,408,189
Comstock ‘P’	27,210,086	1,188,201	15,811,896	4,955,913	(5,890,108)	11,652,196	662,187
Dividend Growth ‘P’	8,175,228	4,053,905	647,152	173,376	(132,702)	11,622,655	534,046
Equity Index ‘P’	23,575,979	798,984	15,089,968	3,688,939	(4,052,583)	8,921,351	138,776
Growth ‘P’	8,157,203	8,442,912	1,194,064	506,788	61,798	15,974,637	498,718
Large-Cap Growth ‘P’	8,158,485	13,743,817	1,338,847	478,189	126,562	21,168,206	1,552,174
Large-Cap Value ‘P’	64,546,596	2,569,158	39,636,662	8,619,745	(11,111,955)	24,986,882	1,064,901
Main Street Core ‘P’	13,611,928	532,557	3,897,603	1,176,470	(1,610,053)	9,813,299	235,664
Mid-Cap Equity ‘P’	4,526,303	13,456,742	405,639	167,119	50,278	17,794,803	689,576
Mid-Cap Growth ‘P’	-	8,750,447	-	-	133,313	8,883,760	587,500
Mid-Cap Value ‘P’	52,679,675	-	-	-	(8,006,224)	44,673,451	1,647,247
Value Advantage ‘P’	32,665,619	-	-	-	(12,955,954)	19,709,665	1,186,156
Emerging Markets ‘P’	18,316,091	1,159,811	2,291,976	398,267	239,354	17,821,547	898,386
International Large-Cap ‘P’	25,524,803	20,897,922	1,858,077	467,815	(387,330)	44,645,133	4,408,659
International Value ‘P’	25,513,530	20,858,851	2,220,637	605,043	(295,451)	44,461,336	3,103,941
Currency Strategies ‘P’	53,132,134	-	-	-	(7,336,441)	45,795,693	3,963,534
Equity Long/Short ‘P’	54,099,877	15,672,288	3,235,673	1,157,021	(1,403,530)	66,289,983	4,411,457
Global Absolute Return ‘P’	54,664,312	-	-	-	(8,837,246)	45,827,066	3,786,272
Total	$1,819,624,219	$165,874,070	$239,816,086	$29,948,192	($12,191,113)	$1,763,439,282

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2018
						Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$45,284,578	$20,836,271	$652,061	$35,234	($605,709)	$64,898,313	6,138,237
Diversified Bond ‘P’	590,457,743	23,311,543	8,277,186	1,822,144	(7,167,431)	600,146,813	45,464,562
Floating Rate Income ‘P’	67,888,229	-	-	-	(21,911,480)	45,976,749	3,869,317
Floating Rate Loan ‘P’	67,888,246	-	-	-	(27,647,599)	40,240,647	4,319,654
High Yield Bond ‘P’	96,482,618	21,778,384	2,230,921	586,642	(1,535,283)	115,081,440	13,235,760
Inflation Managed ‘P’	49,979,089	9,086,956	981,554	(2,617)	(394,519)	57,687,355	4,869,928
Inflation Strategy ‘P’	22,704,262	-	-	-	35,011,457	57,715,719	5,589,824
Managed Bond ‘P’	317,174,765	10,139,501	4,828,889	638,587	(4,597,064)	318,526,900	22,942,672
Short Duration Bond ‘P’	346,816,028	60,502	231,175,146	8,207,513	(8,944,230)	114,964,667	11,289,778
Emerging Markets Debt ‘P’	39,337,187	-	-	-	105,057,552	144,394,739	11,491,838
Comstock ‘P’	55,741,946	109,966	13,488,530	7,081,873	(8,614,020)	40,831,235	2,320,413
Small-Cap Growth ‘P’	12,044,566	-	-	-	(9,177,169)	2,867,397	149,482
Dividend Growth ‘P’	27,092,638	18,001,241	1,660,608	835,121	(602,050)	43,666,342	2,006,412
Equity Index ‘P’	72,146,391	111,632	36,316,226	10,539,291	(11,568,528)	34,912,560	543,081
Growth ‘P’	45,031,521	20,256,963	5,765,498	3,013,650	(232,149)	62,304,487	1,945,107
Large-Cap Growth ‘P’	45,089,159	40,536,078	6,595,621	3,752,733	(675,884)	82,106,465	6,020,515
Large-Cap Value ‘P’	128,214,113	236,178	34,064,264	15,530,067	(19,749,841)	90,166,253	3,842,742
Long/Short Large-Cap ‘P’	30,109,983	56,523	29,282,496	7,253,606	(8,137,616)	-	-
Main Street Core ‘P’	61,604,354	103,717	21,708,968	11,113,082	(13,272,131)	37,840,054	908,721
Mid-Cap Equity ‘P’	30,040,662	15,233,448	1,835,897	937,909	(779,790)	43,596,332	1,689,426
Mid-Cap Growth ‘P’	-	35,919,102	180,841	-	548,492	36,286,753	2,399,712
Mid-Cap Value ‘P’	141,610,036	-	-	-	(46,952,990)	94,657,046	3,490,296
Small-Cap Equity ‘P’	18,005,451	-	-	-	(12,183,580)	5,821,871	218,027
Small-Cap Growth ‘P’	18,096,319	-	-	-	(10,882,709)	7,213,610	543,342
Small-Cap Index ‘P’	7,498,716	-	-	-	2,650,206	10,148,922	428,778
Small-Cap Value ‘P’	21,015,463	-	-	-	(15,186,813)	5,828,650	229,381
Value Advantage ‘P’	93,331,177	-	-	-	(21,954,309)	71,376,868	4,295,562
Emerging Markets ‘P’	92,673,482	148,930	8,789,769	1,829,663	1,289,472	87,151,778	4,393,329
International Large-Cap ‘P’	57,494,730	60,377,460	3,364,574	746,404	(279,557)	114,974,463	11,353,604
International Small-Cap ‘P’	57,747,260	-	-	-	(28,696,136)	29,051,124	1,847,625
International Value ‘P’	57,502,328	60,220,450	3,977,575	774,221	161,004	114,680,428	8,006,087
Currency Strategies ‘P’	95,593,033	-	-	-	(3,243,070)	92,349,963	7,992,721
Equity Long/Short ‘P’	101,696,901	35,402,339	3,416,951	1,223,105	(1,647,668)	133,257,726	8,868,017
Global Absolute Return ‘P’	99,448,829	-	-	-	(6,959,674)	92,489,155	7,641,533
Total	$3,012,841,803	$371,927,184	$418,593,575	$75,918,228	($148,880,816)	$2,893,212,824

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2018
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$182,592,709	$1,821	$22,981,515	$1,165,576	($3,887,373)	$156,891,218	14,839,144
Diversified Bond ‘P’	1,563,300,824	15,519	89,990,900	19,786,402	(35,012,884)	1,458,098,961	110,459,356
Floating Rate Income ‘P’	273,938,119	-	-	-	(59,800,414)	214,137,705	18,021,426
Floating Rate Loan ‘P’	273,939,909	-	-	-	(82,900,042)	191,039,867	20,507,279
High Yield Bond ‘P’	279,899,162	191,597,110	5,323,497	1,394,252	(4,004,387)	463,562,640	53,315,321
Inflation Managed ‘P’	201,311,842	6,433,492	2,670,682	111,537	(1,823,210)	203,362,979	17,167,768
Inflation Strategy ‘P’	91,470,657	-	-	-	112,012,050	203,482,707	19,707,499
Managed Bond ‘P’	874,801,449	11,997	91,400,007	12,083,804	(23,330,016)	772,167,227	55,617,215
Short Duration Bond ‘P’	788,524,050	9,610	555,309,559	13,687,098	(15,365,068)	231,546,131	22,738,329
Emerging Markets Debt ‘P’	122,210,968	-	-	-	401,618,452	523,829,420	41,689,628
Comstock ‘P’	250,598,262	-	31,978,721	15,587,689	(21,978,783)	212,228,447	12,060,806
Small-Cap Growth ‘P’	48,950,369	-	-	-	(31,585,805)	17,364,564	905,245
Dividend Growth ‘P’	182,536,968	55,469,924	8,520,321	4,709,711	(4,733,870)	229,462,412	10,543,501
Equity Index ‘P’	352,994,757	-	165,717,167	47,144,484	(52,227,775)	182,194,299	2,834,117
Growth ‘P’	224,573,136	161,690,418	26,371,880	13,750,843	852,149	374,494,666	11,691,490
Large-Cap Growth ‘P’	225,036,068	278,111,916	30,375,275	18,233,404	(2,427,522)	488,578,591	35,825,370
Large-Cap Value ‘P’	580,461,034	-	97,634,153	44,640,660	(63,185,801)	464,281,740	19,786,948
Long/Short Large-Cap ‘P’	305,046,071	-	295,853,761	4,118,022	(13,310,332)	-	-
Main Street Core ‘P’	303,855,620	-	93,338,109	49,888,288	(60,521,390)	199,884,409	4,800,184
Mid-Cap Equity ‘P’	158,181,916	78,087,877	8,121,949	4,583,852	(3,860,397)	228,871,299	8,869,120
Mid-Cap Growth ‘P’	30,455,676	-	-	-	209,825,558	240,281,234	15,890,258
Mid-Cap Value ‘P’	609,972,240	-	-	-	(133,345,831)	476,626,409	17,574,678
Small-Cap Equity ‘P’	194,427,061	-	-	-	(112,111,382)	82,315,679	3,082,699
Small-Cap Growth ‘P’	73,434,373	-	-	-	(32,682,006)	40,752,367	3,069,541
Small-Cap Index ‘P’	121,547,079	-	-	-	(10,348,938)	111,198,141	4,697,968
Small-Cap Value ‘P’	206,726,716	-	-	-	(112,504,488)	94,222,228	3,708,020
Value Advantage ‘P’	500,319,163	-	-	-	(129,186,143)	371,133,020	22,335,316
Emerging Markets ‘P’	612,545,041	3,239,544	49,137,344	9,529,207	10,768,460	586,944,908	29,587,948
International Large-Cap ‘P’	373,238,434	230,237,464	14,477,438	2,822,197	(3,529,723)	588,290,934	58,093,095
International Small-Cap ‘P’	345,094,079	-	-	-	(110,360,128)	234,733,951	14,928,867
International Value ‘P’	373,854,074	229,659,340	20,032,695	6,937,764	(3,892,926)	586,525,557	40,946,608
Real Estate ‘P’	121,901,087	-	-	-	(62,511,272)	59,389,815	2,557,429
Currency Strategies ‘P’	419,516,455	-	-	-	(12,281,989)	407,234,466	35,245,402
Equity Long/Short ‘P’	443,895,878	154,332,153	11,669,815	4,118,022	(6,174,827)	584,501,411	38,897,321
Global Absolute Return ‘P’	444,929,403	-	-	-	(37,095,988)	407,833,415	33,695,547
Total	$12,156,080,649	$1,388,898,185	$1,620,904,788	$274,292,812	($510,904,041)	$11,687,462,817

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2018
						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income ‘P’	$103,329,217	$1,838	$32,665,712	$1,648,733	($3,269,357)	$69,044,719	6,530,414
Diversified Bond ‘P’	829,878,448	15,508	191,755,835	33,619,262	(42,897,011)	628,860,372	47,639,779
Floating Rate Income ‘P’	150,138,880	-	-	-	(46,986,732)	103,152,148	8,681,091
Floating Rate Loan ‘P’	155,327,807	-	-	-	(61,974,172)	93,353,635	10,021,097
High Yield Bond ‘P’	72,575,397	126,011,803	1,283,851	152,403	(736,894)	196,718,858	22,625,052
Inflation Managed ‘P’	82,662,280	17,267,595	659,521	27,733	(669,818)	98,628,269	8,326,133
Inflation Strategy ‘P’	36,125,219	-	-	-	62,561,116	98,686,335	9,557,868
Managed Bond ‘P’	461,409,197	10,637	120,186,712	15,882,191	(22,044,809)	335,070,504	24,134,265
Short Duration Bond ‘P’	169,072,620	3,573	168,705,911	363,477	(733,759)	-	-
Emerging Markets Debt ‘P’	103,704,925	-	-	-	242,085,513	345,790,438	27,520,170
Comstock ‘P’	314,175,024	-	69,704,480	34,423,581	(43,274,841)	235,619,284	13,390,092
Small-Cap Growth ‘P’	41,938,780	-	-	-	(7,523,324)	34,415,456	1,794,138
Dividend Growth ‘P’	176,796,509	90,056,628	7,453,190	4,068,276	(3,322,753)	260,145,470	11,953,348
Equity Index ‘P’	354,086,844	-	144,419,769	42,606,564	(47,425,270)	204,848,369	3,186,512
Growth ‘P’	279,989,701	126,292,387	30,495,090	15,851,763	1,143,708	392,782,469	12,262,423
Large-Cap Growth ‘P’	280,598,488	244,940,775	35,389,314	21,199,485	(2,465,664)	508,883,770	37,314,262
Large-Cap Value ‘P’	716,283,341	-	177,329,627	80,404,661	(104,712,280)	514,646,095	21,933,397
Long/Short Large-Cap ‘P’	313,289,842	-	303,755,174	119,963,110	(129,497,778)	-	-
Main Street Core ‘P’	316,852,723	-	81,048,240	43,316,704	(54,217,802)	224,903,385	5,401,010
Mid-Cap Equity ‘P’	218,457,956	31,235,990	9,939,017	5,602,430	(5,969,086)	239,388,273	9,276,669
Mid-Cap Growth ‘P’	78,165,535	-	-	-	150,916,331	229,081,866	15,149,623
Mid-Cap Value ‘P’	698,910,176	-	-	-	(218,633,073)	480,277,103	17,709,290
Small-Cap Equity ‘P’	166,133,944	-	-	-	(66,161,930)	99,972,014	3,743,924
Small-Cap Growth ‘P’	62,898,048	-	-	-	16,214,572	79,112,620	5,958,904
Small-Cap Index ‘P’	181,791,266	-	-	-	(17,700,803)	164,090,463	6,932,596
Small-Cap Value ‘P’	176,763,505	-	-	-	(61,598,486)	115,165,019	4,532,202
Value Advantage ‘P’	538,116,096	-	-	-	(127,307,262)	410,808,834	24,723,064
Emerging Markets ‘P’	751,696,883	-	77,419,545	18,195,409	6,043,403	698,516,150	35,212,265
International Large-Cap ‘P’	511,865,262	256,956,626	16,136,067	3,131,437	(5,535,009)	750,282,249	74,089,562
International Small-Cap ‘P’	405,667,936	-	-	-	(106,355,507)	299,312,429	19,036,000
International Value ‘P’	513,532,365	256,553,385	25,338,964	5,315,651	(2,267,393)	747,795,044	52,205,177
Real Estate ‘P’	104,028,857	-	-	-	(2,954,714)	101,074,143	4,352,428
Currency Strategies ‘P’	317,767,861	-	-	-	27,950,775	345,718,636	29,921,319
Equity Long/Short ‘P’	351,450,609	155,422,448	9,229,768	3,214,253	(4,562,339)	496,295,203	33,027,386
Global Absolute Return ‘P’	339,866,349	-	-	-	6,343,690	346,210,039	28,604,171
Total	$10,375,347,890	$1,304,769,193	$1,502,915,787	$448,987,123	($677,538,758)	$9,948,649,661

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2018	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2018
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$-	$3,292,462	$-	$-	$13,265	$3,305,727	312,664
Diversified Bond ‘P’	70,450,281	211,146	43,093,952	4,965,330	(5,976,199)	26,556,606	2,011,815
Floating Rate Income ‘P’	19,418,097	-	-	-	(1,858,188)	17,559,909	1,477,809
Floating Rate Loan ‘P’	20,563,167	-	-	-	(5,194,049)	15,369,118	1,649,806
High Yield Bond ‘P’	4,600,396	17,457,264	55,312	1,591	(27,400)	21,976,539	2,527,568
Inflation Managed ‘P’	-	10,974,872	-	-	43,431	11,018,303	930,158
Inflation Strategy ‘P’	-	-	-	-	11,024,790	11,024,790	1,067,762
Managed Bond ‘P’	39,541,979	134,870	24,789,212	2,289,167	(2,864,356)	14,312,448	1,030,889
Emerging Markets Debt ‘P’	-	-	-	-	55,185,913	55,185,913	4,392,041
Comstock ‘P’	87,767,479	31,608	20,304,278	10,533,989	(13,065,907)	64,962,891	3,691,799
Developing Growth ‘P’	15,245,499	-	-	-	(8,658,456)	6,587,043	343,394
Dividend Growth ‘P’	44,055,131	25,351,390	1,435,660	788,569	(551,109)	68,208,321	3,134,084
Equity Index ‘P’	81,357,172	24,736	26,785,060	7,906,488	(8,923,279)	53,580,057	833,463
Growth ‘P’	69,294,133	28,846,255	6,837,421	2,908,230	1,262,331	95,473,528	2,980,624
Large-Cap Growth ‘P’	69,514,494	57,528,836	8,120,148	4,594,024	23,149	123,540,355	9,058,684
Large-Cap Value ‘P’	201,939,251	45,928	50,924,086	23,026,228	(30,006,271)	144,081,050	6,140,505
Long/Short Large-Cap ‘P’	81,613,846	47,547	79,141,094	24,999,930	(27,520,229)	-	-
Main Street Core ‘P’	81,055,592	40,848	19,092,764	9,958,102	(12,770,324)	59,191,454	1,421,471
Mid-Cap Equity ‘P’	78,919,639	50,820	6,144,052	2,627,847	(3,029,004)	72,425,250	2,806,591
Mid-Cap Growth ‘P’	29,086,538	-	-	-	46,579,461	75,665,999	5,003,937
Mid-Cap Value ‘P’	188,532,394	-	-	-	(45,431,206)	143,101,188	5,276,580
Small-Cap Equity ‘P’	48,655,307	-	-	-	(21,843,918)	26,811,389	1,004,079
Small-Cap Growth ‘P’	22,268,825	-	-	-	(5,698,402)	16,570,423	1,248,114
Small-Cap Index ‘P’	52,158,181	-	-	-	(11,050,190)	41,107,991	1,736,756
Small-Cap Value ‘P’	51,059,474	-	-	-	(19,731,760)	31,327,714	1,232,870
Value Advantage ‘P’	121,418,333	-	-	-	(7,190,169)	114,228,164	6,874,414
Emerging Markets ‘P’	197,331,368	-	25,151,561	4,648,466	1,578,630	178,406,903	8,993,509
International Large-Cap ‘P’	147,754,182	52,404,003	3,240,896	1,148,075	(2,367,923)	195,697,441	19,324,911
International Small-Cap ‘P’	96,338,058	-	-	-	4,055,287	100,393,345	6,384,926
International Value ‘P’	148,394,775	52,273,019	6,028,371	1,616,131	(1,160,849)	195,094,705	13,619,980
Real Estate ‘P’	23,117,016	-	-	-	(514,056)	22,602,960	973,323
Currency Strategies ‘P’	69,853,352	-	-	-	(5,840,699)	64,012,653	5,540,179
Equity Long/Short ‘P’	78,136,989	16,944,819	1,426,522	488,645	(998,264)	93,145,667	6,198,645
Global Absolute Return ‘P’	75,061,015	-	-	-	(10,967,675)	64,093,340	5,295,447
Total	$2,314,501,963	$265,660,423	$322,570,389	$102,500,812	($133,473,625)	$2,226,619,184

As of March 31, 2018, Pacific Life owned 50.03% of the total shares outstanding of the Diversified Alternatives Portfolio.

6. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (the “Lending Agreement”) to provide securities lending services to the Long/Short Large-Cap Portfolio.

Under this securities lending services program, the cash collateral received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the Long/Short Large-Cap Portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Long/Short Large-Cap Portfolio’s net assets (see Note 3 – Borrowings and Other Financing Transactions).

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

Under the Lending Agreement, the borrowers pay the Long/Short Large-Cap Portfolio’s negotiated lenders’ fees and the Long/Short Large-Cap Portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the Long/Short Large- Cap Portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Long/Short Large-Cap Portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The manager of the Long/Short Large-Cap Portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the Fund’s manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the Fund’s manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

7. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of March 31, 2018, the actual interest rate on borrowing by the Trust was 3.13%. The committed line of credit will expire on August 24, 2018, unless renewed, and is available to all Funds except the Small-Cap Growth, Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

8. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales as of March 31, 2018, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Core Income	$361,845,479	$1,874,966	($4,963,342)	($3,088,376)	$-	($3,088,376)
Diversified Bond	3,906,455,331	68,705,149	(85,031,959)	(16,326,810)	9,793,193	(6,533,617)
Floating Rate Income	492,648,698	3,176,119	(2,380,756)	795,363	-	795,363
Floating Rate Loan	547,834,832	7,502,688	(7,359,424)	143,264	-	143,264
High Yield Bond	1,223,135,045	19,306,119	(16,059,713)	3,246,406	-	3,246,406
Inflation Managed	1,196,648,876	-	(21,588,367)	(21,588,367)	(33,716,342)	(55,304,709)
Inflation Strategy	771,255,072	1,032,427	(2,085,759)	(1,053,332)	55,590	(997,742)
Managed Bond	4,208,662,116	8,800,937	(22,840,652)	(14,039,715)	(40,061,327)	(54,101,042)
Short Duration Bond	1,083,914,788	1,074,973	(8,111,228)	(7,036,255)	124,961	(6,911,294)
Emerging Markets Debt	1,202,562,616	13,798,278	(11,480,995)	2,317,283	(712,507)	1,604,776
Comstock	653,122,593	203,191,994	(25,522,811)	177,669,183	(108,186)	177,560,997
Developing Growth	155,490,661	41,286,756	(2,899,659)	38,387,097	-	38,387,097
Dividend Growth	805,768,315	213,647,570	(8,998,715)	204,648,855	-	204,648,855
Equity Index	1,899,351,250	817,460,328	(64,472,848)	752,987,480	(2,347,897)	750,639,583
Focused Growth	144,568,271	47,751,730	(2,597,928)	45,153,802	-	45,153,802
Growth	1,138,240,396	410,540,213	(5,705,357)	404,834,856	-	404,834,856
Large-Cap Growth	1,234,802,507	263,394,503	(14,876,379)	248,518,124	-	248,518,124
Large-Cap Value	1,168,419,258	462,211,627	(27,130,503)	435,081,124	-	435,081,124
Long/Short Large-Cap	79,513,858	2,151,054	(7,957,307)	(5,806,253)	(30,873,068)	(36,679,321)
Main Street Core	944,710,734	189,057,318	(47,857,785)	141,199,533	-	141,199,533
Mid-Cap Equity	841,984,777	142,624,794	(23,993,557)	118,631,237	-	118,631,237
Mid-Cap Growth	784,048,809	117,245,725	(17,418,493)	99,827,232	-	99,827,232
Mid-Cap Value	1,213,479,852	169,933,389	(28,917,767)	141,015,622	-	141,015,622
Small-Cap Equity	270,810,405	51,233,858	(17,139,934)	34,093,924	(59,777)	34,034,147
Small-Cap Growth	118,474,454	32,197,134	(6,982,998)	25,214,136	-	25,214,136
Small-Cap Index	681,838,369	221,430,506	(67,050,597)	154,379,909	(677,995)	153,701,914
Small-Cap Value	413,726,854	72,925,879	(20,309,595)	52,616,284	-	52,616,284
Value Advantage	876,594,002	177,273,274	(31,260,794)	146,012,480	-	146,012,480
Emerging Markets	1,645,259,549	479,608,430	(87,087,787)	392,520,643	-	392,520,643
International Large-Cap	1,987,323,633	306,158,016	(43,335,509)	262,822,507	-	262,822,507
International Small-Cap	597,077,846	175,899,192	(26,055,627)	149,843,565	-	149,843,565
International Value	1,851,530,566	165,414,988	(48,578,958)	116,836,030	-	116,836,030
Health Sciences	325,311,862	64,820,029	(13,286,899)	51,533,130	(366,092)	51,167,038
Real Estate	459,716,839	13,854,020	(35,817,140)	(21,963,120)	-	(21,963,120)
Technology	111,041,011	40,428,522	(1,056,884)	39,371,638	-	39,371,638
Currency Strategies	951,523,391	6,881,796	(3,245,065)	3,636,731	3,992,825	7,629,556
Diversified Alternatives	4,373,708	316,000	(6,536)	309,464	-	309,464
Equity Long/Short	1,166,312,041	9,677	(96,036)	(86,359)	48,089,187	48,002,828
Global Absolute Return	886,759,824	66,944,088	(15,348,942)	51,595,146	(42,352,911)	9,242,235
Pacific Dynamix – Conservative Growth	463,880,757	80,327,656	-	80,327,656	-	80,327,656
Pacific Dynamix – Moderate Growth	1,899,213,106	496,997,201	-	496,997,201	-	496,997,201
Pacific Dynamix – Growth	597,149,583	174,918,377	-	174,918,377	-	174,918,377
Portfolio Optimization Conservative	1,597,745,870	166,034,384	(340,972)	165,693,412	-	165,693,412
Portfolio Optimization Moderate – Conservative	2,490,538,193	403,441,770	(767,139)	402,674,631	-	402,674,631
Portfolio Optimization Moderate	9,705,730,118	1,983,990,559	(2,257,860)	1,981,732,699	-	1,981,732,699
Portfolio Optimization Growth	8,077,359,538	1,871,290,123	-	1,871,290,123	-	1,871,290,123
Portfolio Optimization Aggressive – Growth	1,767,716,785	458,902,399	-	458,902,399	-	458,902,399
PSF DFA Balanced Allocation	108,930,763	5,313,058	(1,106,419)	4,206,639	-	4,206,639
PD 1-3 Year Corporate Bond	216,902,937	1,921,790	(2,862,169)	(940,379)	-	(940,379)
PD Aggegate Bond Index	1,088,268,008	7,718,637	(20,526,927)	(12,808,290)	-	(12,808,290)

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
PD High Yield Bond Market	$192,222,452	$4,087,915	($5,281,212)	($1,193,297)	$-	($1,193,297)
PD Large-Cap Growth Index	419,202,108	237,240,448	(6,042,033)	231,198,415	(320,211)	230,878,204
PD Large-Cap Value Index	577,981,975	138,070,209	(35,428,908)	102,641,301	(95,633)	102,545,668
PD Small-Cap Growth Index	32,327,664	8,753,299	(2,019,315)	6,733,984	(9,844)	6,724,140
PD Small-Cap Value Index	81,553,937	14,582,982	(6,062,500)	8,520,482	(34,985)	8,485,497
PD Emerging Markets	159,568,241	54,357,379	(9,637,179)	44,720,200	-	44,720,200
PD International Large-Cap	513,087,792	97,582,190	(22,111,687)	75,470,503	-	75,470,503

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives and short sales, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	May 30, 2018

By:	/s/ Trevor Smith
Trevor Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	May 30, 2018